UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive, Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession #0001193125-17-353749) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission provides the information required by Item 1 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission. Apart from Items 1 and 6, this submission is identical in all material respects to the initial submission.

Item 1.	Reports to Shareholders.

The following are copies of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under the previously filed companion submission on Form N-CSR:

»	PIMCO Funds—Asset Allocation Funds
»	PIMCO Funds—Bond Funds
»	PIMCO Funds—Credit Bond Funds
»	PIMCO Funds—Fundamental Index Funds
»	PIMCO Funds—International Bond Funds
»	PIMCO Funds—PIMCO All Asset Fund and PIMCO All Asset All Authority Fund
»	PIMCO Funds—PIMCO CommodityRealReturn Strategy Fund®
»	PIMCO Funds—PIMCO Income Fund
»	PIMCO Funds—PIMCO Low Duration Fund
»	PIMCO Funds—PIMCO Real Return Fund

Filed under this submission on Form N-CSR:

»	PIMCO Funds—PIMCO Total Return Fund
»	PIMCO Funds—PIMCO TRENDS Managed Futures Strategy Fund
»	PIMCO Funds—Real Return Strategy Funds
»	PIMCO Funds—Short Duration Strategy Funds
»	PIMCO Funds—StocksPLUS® Funds
»	PIMCO Funds—Tax-Efficient Strategy Funds
»	PIMCO Funds—PIMCO Short-Term Fund
»	PIMCO Funds—Private Account Portfolio Series
»	PIMCO Funds—PIMCO Investment Grade Corporate Bond Fund
»	PIMCO Funds—PIMCO Unconstrained Bond Fund
»	PIMCO Funds—PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
»	PIMCO Funds—PIMCO High Yield Fund
»	PIMCO Funds—PIMCO Emerging Local Bond Fund

PIMCO Funds

Semiannual Report

September 30, 2017

PIMCO Total Return Fund

* This report includes a summary Schedule of Investments. A complete Schedule of Investments for the PIMCO Total Return Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2017, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

During the first half of the reporting period, most risk assets generally gained while global interest rates adjusted higher. Geopolitics, including elections in several countries as well as political controversy in both the U.S. and Brazil, dominated headlines and contributed to brief periods of market volatility. In the U.S., the Federal Reserve (“Fed”) raised the Federal Funds Rate in June by 0.25% to a range of 1.00% to 1.25%, and unveiled details of its plan to gradually unwind its balance sheet. The Fed continued to move away from “zero bound” interest rates as financial conditions eased. As a result, the U.S. Treasury yield curve flattened as front-end yields rose while longer-term interest rates fell, partly reflecting tepid inflationary trends and falling oil prices. A perceived hawkish shift in tone from other major central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”), and the Bank of Canada (“BOC”), helped move most developed market (“DM”) yields higher even as longer-term U.S. interest rates actually fell during this period.

During the second half of the reporting period, geopolitical uncertainties continued, including escalating tensions between the U.S. and North Korea and political turmoil in the U.S., which weighed on yields early in the second quarter, though risk assets were generally resilient. Meanwhile, DM central banks shifted towards a reduction in accommodation that pushed DM yields higher toward the end of the period: For example, the Fed detailed plans to unwind its balance sheet, the BOE and ECB suggested reduced stimulus on the horizon, and the BOC raised interest rates twice after a seven-year gap. Still, the fundamental backdrop remained largely intact and the broader risk rally continued as equities marched higher, credit spreads tightened, and emerging market (“EM”) assets strengthened.

Financial market highlights of the six-month reporting period include:

∎

U.S. Treasury yields rose across the front-end of the yield curve partly due to the Fed’s interest rate hikes, but declined across intermediate and longer-term maturities. The yield on the benchmark ten-year U.S. Treasury note was 2.33% at the end of the reporting period, down from 2.40% on March 31, 2017 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.58% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.31% over the reporting period.

∎	U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 0.46% over the reporting period, as represented by the Bloomberg Barclays U.S. TIPS Index. Real

2	PIMCO TOTAL RETURN FUND

yields rose sharply at the front-end of the real yield curve as the Fed raised interest rates twice in March and again in June. The Fed maintained its hawkish tone at its September meeting as it unveiled plans for balance sheet normalization and reiterated intentions of another interest rate hike later in the year. Breakeven rates dipped lower across all maturities as weak Consumer Price Index (“CPI”) reports and tepid wage growth outweighed a recovery in crude oil prices later in the reporting period.

∎

Diversified commodities posted modest losses, as represented by the Bloomberg Commodity Index Total Return, which declined 0.56% over the reporting period. Within energy, gains in gasoline products were offset by losses in natural gas, which sold off on high production data. Within agriculture, soft commodities notably underperformed as sugar spent the first half of the year reversing 2016 gains and was further weighed down by political scandals in Brazil, a large sugar producer. Base metals pushed higher from continued expansionary Chinese activity and a weaker U.S. dollar.

∎

Agency mortgage-backed securities (“MBS”) returned 1.84% over the reporting period, as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index. Despite investor anticipation of Fed balance sheet tapering later in the year, the asset class outperformed like-duration U.S. Treasuries, as interest rates remained range-bound and refinancing was low. Non-Agency MBS continued to perform well due to improving housing fundamentals, limited new issuance, and sustained investor risk appetite.

∎

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 3.73% over the reporting period. Investment grade credit spreads tightened due to corporate earnings strength, relatively low volatility, and strong investor demand for high grade retail mutual funds and exchange-traded funds (“ETFs”). The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 4.22% over the reporting period, benefiting from strong returns from the financial sector, namely banking and insurance.

∎

Tax-exempt municipal bonds returned 3.04% over the reporting period, as represented by the Bloomberg Barclays Municipal Bond Index. The municipal bond market benefited from favorable technical dynamics as the prospects for near-term tax reform declined during the period. High yield municipal bonds outperformed modestly despite a drawdown in Puerto Rico debt following the devastation of Hurricane Maria.

∎

EM debt sectors generally benefited from improving fundamentals as growth remained positive and inflationary pressures waned. External headwinds also receded, with commodity prices remaining range-bound, China finding

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	3

Chairman’s Letter (Cont.)

near-term stability, and the threat of protectionist trade policy fading. Robust inflows into the EM asset class provided an additional boost to performance during the reporting period. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.65% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 7.30% over the reporting period.

∎

Global equities generally posted positive returns in response to continued supportive central bank policies and healthy investor risk appetite. U.S. equities, as represented by the S&P 500 Index, returned 7.71% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 14.66% over the reporting period. Global equities, as represented by the MSCI World Index, returned 9.06% over the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2017

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO TOTAL RETURN FUND

Important Information About the PIMCO Total Return Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Total Return Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk, short exposure risk and convertible securities risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk, and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	5

Important Information About the PIMCO Total Return Fund (Cont.)

engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not

6	PIMCO TOTAL RETURN FUND

necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO Total Return Fund	05/11/87	05/11/87	04/30/08	09/08/94	04/08/98	01/13/97	01/13/97	12/31/02	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	7

Important Information About the PIMCO Total Return Fund (Cont.)

available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO TOTAL RETURN FUND

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SEMIANNUAL REPORT	SEPTEMBER 30, 2017	9

PIMCO Total Return Fund

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Total Return Fund Institutional Class	3.33%	2.43%	2.43%	5.63%	7.38%
PIMCO Total Return Fund Class P	3.28%	2.33%	2.32%	5.52%	7.29%
PIMCO Total Return Fund Administrative Class	3.20%	2.18%	2.17%	5.36%	7.12%
PIMCO Total Return Fund Class D	3.18%	2.14%	2.13%	5.32%	7.07%
PIMCO Total Return Fund Class A	3.13%	2.04%	2.03%	5.19%	6.91%
PIMCO Total Return Fund Class A (adjusted)	(0.74)%	(1.79)%	1.25%	4.79%	6.75%
PIMCO Total Return Fund Class C	2.75%	1.28%	1.27%	4.41%	6.12%
PIMCO Total Return Fund Class C (adjusted)	1.75%	0.28%	1.27%	4.41%	6.12%
PIMCO Total Return Fund Class R	3.00%	1.78%	1.77%	4.93%	6.64%
Bloomberg Barclays U.S. Aggregate Index	2.31%	0.07%	2.06%	4.27%	6.39%♦
Lipper Core Plus Bond Funds Average	2.63%	1.65%	2.58%	4.78%	6.39%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 04/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.51% for Institutional Class shares, 0.61% for Class P shares, 0.76% for Administrative Class shares, 0.80% for Class D shares, 0.90% for Class A shares, 1.65% for Class C shares, and 1.15% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO TOTAL RETURN FUND

Institutional Class - PTTRX	Class P - PTTPX	Administrative Class - PTRAX	Class D - PTTDX
Class A - PTTAX	Class C - PTTCX	Class R - PTRRX

Allocation Breakdown as of 09/30/2017†§

U.S. Government Agencies	31.0%
Short-Term Instruments‡	22.1%
Corporate Bonds & Notes	16.6%
U.S. Treasury Obligations	15.2%
Asset-Backed Securities	6.0%
Non-Agency Mortgage-Backed Securities	4.7%
Sovereign Issues	3.8%
Other	0.6%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Positions in non-agency mortgage-backed securities contributed to relative performance, as total returns in these securities were positive.

»	U.S. interest rate strategies contributed to relative performance, particularly due to overweight exposure to U.S. duration.

»	Exposure to high-yield corporate spread duration contributed to relative performance, as spreads tightened.

»	Long exposure to the euro contributed to relative performance, as the currency appreciated against the U.S. dollar.
»	Underweight exposure to investment-grade corporate spread duration detracted from relative performance, as spreads tightened.

»	Short exposure to the French OAT-German Bund spread detracted from relative performance, as the spread tightened.

»	Positions in U.S. Treasury Inflation-Protected Securities detracted from relative performance, as breakeven inflation rates declined.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	11

Expense Example PIMCO Total Return Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2017 to September 30, 2017 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,033.30	$2.43	$1,000.00	$1,022.54	$2.42	0.48%
Class P	1,000.00	1,032.80	2.94	1,000.00	1,022.04	2.92	0.58
Administrative Class	1,000.00	1,032.00	3.70	1,000.00	1,021.29	3.68	0.73
Class D	1,000.00	1,031.80	3.90	1,000.00	1,021.09	3.88	0.77
Class A	1,000.00	1,031.30	4.41	1,000.00	1,020.59	4.38	0.87
Class C	1,000.00	1,027.50	8.19	1,000.00	1,016.85	8.15	1.62
Class R	1,000.00	1,030.00	5.67	1,000.00	1,019.35	5.64	1.12

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO TOTAL RETURN FUND

Benchmark Descriptions

Index*	Benchmark Descriptions

Bloomberg Barclays U.S. Aggregate Index

Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	13

Financial Highlights PIMCO Total Return Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
04/01/2017 - 09/30/2017+	$10.12	$0.15	$0.19	$0.34	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2017	10.18	0.36	(0.11)	0.25	(0.08)	0.00	(0.23)	(0.31)
03/31/2016	10.86	0.34	(0.32)	0.02	(0.29)	(0.36)	(0.05)	(0.70)
03/31/2015	10.78	0.23	0.36	0.59	(0.43)	(0.08)	0.00	(0.51)
03/31/2014	11.24	0.23	(0.37)	(0.14)	(0.23)	(0.07)	(0.02)	(0.32)
03/31/2013	11.09	0.29	0.58	0.87	(0.45)	(0.27)	0.00	(0.72)
Class P
04/01/2017 - 09/30/2017+	10.12	0.15	0.18	0.33	(0.13)	0.00	0.00	(0.13)
03/31/2017	10.18	0.35	(0.11)	0.24	(0.08)	0.00	(0.22)	(0.30)
03/31/2016	10.86	0.33	(0.32)	0.01	(0.28)	(0.36)	(0.05)	(0.69)
03/31/2015	10.78	0.22	0.36	0.58	(0.42)	(0.08)	0.00	(0.50)
03/31/2014	11.24	0.22	(0.37)	(0.15)	(0.22)	(0.07)	(0.02)	(0.31)
03/31/2013	11.09	0.28	0.58	0.86	(0.44)	(0.27)	0.00	(0.71)
Administrative Class
04/01/2017 - 09/30/2017+	10.12	0.14	0.18	0.32	(0.12)	0.00	0.00	(0.12)
03/31/2017	10.18	0.34	(0.12)	0.22	(0.07)	0.00	(0.21)	(0.28)
03/31/2016	10.86	0.32	(0.33)	(0.01)	(0.26)	(0.36)	(0.05)	(0.67)
03/31/2015	10.78	0.20	0.36	0.56	(0.40)	(0.08)	0.00	(0.48)
03/31/2014	11.24	0.20	(0.37)	(0.17)	(0.20)	(0.07)	(0.02)	(0.29)
03/31/2013	11.09	0.26	0.58	0.84	(0.42)	(0.27)	0.00	(0.69)
Class D
04/01/2017 - 09/30/2017+	10.12	0.14	0.18	0.32	(0.12)	0.00	0.00	(0.12)
03/31/2017	10.18	0.33	(0.11)	0.22	(0.07)	0.00	(0.21)	(0.28)
03/31/2016	10.86	0.31	(0.32)	(0.01)	(0.26)	(0.36)	(0.05)	(0.67)
03/31/2015	10.78	0.20	0.36	0.56	(0.40)	(0.08)	0.00	(0.48)
03/31/2014	11.24	0.20	(0.37)	(0.17)	(0.20)	(0.07)	(0.02)	(0.29)
03/31/2013	11.09	0.26	0.58	0.84	(0.42)	(0.27)	0.00	(0.69)
Class A
04/01/2017 - 09/30/2017+	10.12	0.13	0.19	0.32	(0.12)	0.00	0.00	(0.12)
03/31/2017	10.18	0.32	(0.11)	0.21	(0.07)	0.00	(0.20)	(0.27)
03/31/2016	10.86	0.30	(0.32)	(0.02)	(0.25)	(0.36)	(0.05)	(0.66)
03/31/2015	10.78	0.19	0.36	0.55	(0.39)	(0.08)	0.00	(0.47)
03/31/2014	11.24	0.19	(0.38)	(0.19)	(0.18)	(0.07)	(0.02)	(0.27)
03/31/2013	11.09	0.25	0.57	0.82	(0.40)	(0.27)	0.00	(0.67)

14	PIMCO TOTAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.32	3.33%	$54,830,919	0.48	%*	0.48	%*	0.46	%*	0.46	%*	2.96	%*	298%
10.12	2.44	52,526,934	0.51		0.51		0.46		0.46		3.54		521
10.18	0.31	58,581,675	0.47		0.47		0.46		0.46		3.27		478
10.86	5.64	68,575,915	0.46		0.46		0.46		0.46		2.11		265
10.78	(1.24)	148,740,191	0.46		0.46		0.46		0.46		2.10		227
11.24	7.92	180,450,317	0.46		0.46		0.46		0.46		2.54		380

10.32	3.28	3,329,945	0.58	*	0.58	*	0.56	*	0.56	*	2.86	*	298
10.12	2.33	3,471,813	0.61		0.61		0.56		0.56		3.44		521
10.18	0.21	4,623,792	0.57		0.57		0.56		0.56		3.17		478
10.86	5.53	5,939,687	0.56		0.56		0.56		0.56		1.99		265
10.78	(1.34)	9,177,693	0.56		0.56		0.56		0.56		2.01		227
11.24	7.81	12,607,217	0.56		0.56		0.56		0.56		2.43		380

10.32	3.20	3,095,663	0.73	*	0.73	*	0.71	*	0.71	*	2.72	*	298
10.12	2.18	3,424,492	0.76		0.76		0.71		0.71		3.31		521
10.18	0.06	6,234,863	0.72		0.72		0.71		0.71		3.03		478
10.86	5.37	16,184,030	0.71		0.71		0.71		0.71		1.84		265
10.78	(1.49)	27,495,302	0.71		0.71		0.71		0.71		1.84		227
11.24	7.65	32,933,466	0.71		0.71		0.71		0.71		2.30		380

10.32	3.18	4,149,914	0.77	*	0.77	*	0.75	*	0.75	*	2.67	*	298
10.12	2.14	4,322,388	0.80		0.80		0.75		0.75		3.25		521
10.18	0.02	5,393,438	0.76		0.76		0.75		0.75		2.98		478
10.86	5.33	6,996,615	0.75		0.75		0.75		0.75		1.83		265
10.78	(1.53)	14,557,245	0.75		0.75		0.75		0.75		1.81		227
11.24	7.61	19,790,241	0.75		0.75		0.75		0.75		2.25		380

10.32	3.13	5,340,325	0.87	*	0.87	*	0.85	*	0.85	*	2.58	*	298
10.12	2.04	5,475,892	0.90		0.90		0.85		0.85		3.16		521
10.18	(0.08)	7,662,842	0.86		0.86		0.85		0.85		2.89		478
10.86	5.23	11,961,388	0.85		0.85		0.85		0.85		1.72		265
10.78	(1.63)	20,713,345	0.85		0.85		0.85		0.85		1.71		227
11.24	7.50	27,514,833	0.85		0.85		0.85		0.85		2.16		380

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	15

Financial Highlights PIMCO Total Return Fund (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Class C
04/01/2017 - 09/30/2017+	$10.12	$0.09	$0.19	$0.28	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2017	10.18	0.25	(0.12)	0.13	(0.05)	0.00	(0.14)	(0.19)
03/31/2016	10.86	0.22	(0.32)	(0.10)	(0.17)	(0.36)	(0.05)	(0.58)
03/31/2015	10.78	0.10	0.37	0.47	(0.31)	(0.08)	0.00	(0.39)
03/31/2014	11.24	0.11	(0.38)	(0.27)	(0.10)	(0.07)	(0.02)	(0.19)
03/31/2013	11.09	0.16	0.58	0.74	(0.32)	(0.27)	0.00	(0.59)
Class R
04/01/2017 - 09/30/2017+	10.12	0.12	0.18	0.30	(0.10)	0.00	0.00	(0.10)
03/31/2017	10.18	0.30	(0.12)	0.18	(0.06)	0.00	(0.18)	(0.24)
03/31/2016	10.86	0.28	(0.33)	(0.05)	(0.22)	(0.36)	(0.05)	(0.63)
03/31/2015	10.78	0.16	0.36	0.52	(0.36)	(0.08)	0.00	(0.44)
03/31/2014	11.24	0.16	(0.37)	(0.21)	(0.16)	(0.07)	(0.02)	(0.25)
03/31/2013	11.09	0.22	0.58	0.80	(0.38)	(0.27)	0.00	(0.65)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

16	PIMCO TOTAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.32	2.75%	$2,446,868	1.62	%*	1.62	%*	1.60	%*	1.60	%*	1.83	%*	298%
10.12	1.27	3,143,206	1.65		1.65		1.60		1.60		2.41		521
10.18	(0.82)	4,055,683	1.61		1.61		1.60		1.60		2.13		478
10.86	4.45	5,194,548	1.60		1.60		1.60		1.60		0.96		265
10.78	(2.36)	8,136,311	1.60		1.60		1.60		1.60		0.97		227
11.24	6.70	12,666,824	1.60		1.60		1.60		1.60		1.40		380

10.32	3.00	1,022,130	1.12	*	1.12	*	1.10	*	1.10	*	2.33	*	298
10.12	1.78	1,159,181	1.15		1.15		1.10		1.10		2.91		521
10.18	(0.33)	1,426,367	1.11		1.11		1.10		1.10		2.63		478
10.86	4.96	1,996,566	1.10		1.10		1.10		1.10		1.45		265
10.78	(1.87)	2,957,161	1.10		1.10		1.10		1.10		1.45		227
11.24	7.24	3,583,839	1.10		1.10		1.10		1.10		1.90		380

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	17

Statement of Assets and Liabilities PIMCO Total Return Fund

(Amounts in thousands, except per share amounts)

Investments, at value
Investments in securities*	$97,507,983
Investments in Affiliates	14,558,461
Financial Derivative Instruments
Exchange-traded or centrally cleared	31,394
Over the counter	512,847
Cash	372
Deposits with counterparty	35,476
Foreign currency, at value	119,346
Receivable for investments sold	275,439
Receivable for TBA investments sold	15,929,372
Receivable for Fund shares sold	72,019
Interest and/or dividends receivable	373,458
Dividends receivable from Affiliates	17,197
Total Assets	129,433,364

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,443,200
Payable for sale-buyback transactions	1,171,729
Payable for short sales	32,280
Financial Derivative Instruments
Exchange-traded or centrally cleared	80,846
Over the counter	899,920
Payable for investments purchased	2,377,112
Payable for investments in Affiliates purchased	139,197
Payable for investments purchased on a delayed-delivery basis	2,478,166
Payable for TBA investments purchased	46,265,990
Deposits from counterparty	167,992
Payable for Fund shares redeemed	114,779
Distributions payable	10,569
Accrued investment advisory fees	15,804
Accrued supervisory and administrative fees	14,762
Accrued distribution fees	3,358
Accrued servicing fees	1,896
Total Liabilities	55,217,600

Net Assets	$74,215,764

Net Assets Consist of:
Paid in capital	$73,796,969
Undistributed (overdistributed) net investment income	98,697
Accumulated undistributed net realized gain (loss)	(717,892)
Net unrealized appreciation (depreciation)	1,037,990
Net Assets	$74,215,764

Cost of investments in securities	$96,161,753
Cost of investments in Affiliates	$14,558,137
Cost of foreign currency held	$119,125
Proceeds received on short sales	$32,277
Cost or premiums of financial derivative instruments, net	$(240,757)

* Includes repurchase agreements of:	$892,015

18	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2017 (Unaudited)

Net Assets:
Institutional Class	$54,830,919
Class P	3,329,945
Administrative Class	3,095,663
Class D	4,149,914
Class A	5,340,325
Class C	2,446,868
Class R	1,022,130
Shares Issued and Outstanding:
Institutional Class	5,311,893
Class P	322,598
Administrative Class	299,901
Class D	402,034
Class A	517,358
Class C	237,046
Class R	99,021
Net Asset Value Per Share Outstanding:
Institutional Class	$10.32
Class P	10.32
Administrative Class	10.32
Class D	10.32
Class A	10.32
Class C	10.32
Class R	10.32

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	19

Statement of Operations PIMCO Total Return Fund

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest	$1,198,450
Dividends	125
Dividends from Investments in Affiliates	68,423
Total Income	1,266,998

Expenses:
Investment advisory fees	92,022
Supervisory and administrative fees	86,275
Distribution and/or servicing fees - Administrative Class	4,059
Distribution and/or servicing fees - Class D	5,302
Distribution fees - Class C	9,904
Distribution fees - Class R	1,363
Servicing fees - Class A	6,893
Servicing fees - Class C	3,301
Servicing fees - Class R	1,363
Trustee fees	166
Interest expense	7,715
Miscellaneous expense	1,173
Total Expenses	219,536
Waiver and/or Reimbursement by PIMCO	(1,755)
Net Expenses	217,781

Net Investment Income (Loss)	1,049,217

Net Realized Gain (Loss):
Investments in securities	1,281,412
Investments in Affiliates	(1,125)
Exchange-traded or centrally cleared financial derivative instruments	(24,105)
Over the counter financial derivative instruments	(588,309)
Short sales	(104)
Foreign currency	67,823

Net Realized Gain (Loss)	735,592

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(83,458)
Investments in Affiliates	398
Exchange-traded or centrally cleared financial derivative instruments	79,194
Over the counter financial derivative instruments	607,598
Short sales	123
Foreign currency assets and liabilities	(4,577)

Net Change in Unrealized Appreciation (Depreciation)	599,278

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,384,087

20	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Total Return Fund

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$1,049,217	$2,807,689
Net realized gain (loss)	735,592	(232,708)
Net change in unrealized appreciation (depreciation)	599,278	(663,481)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,384,087	1,911,500

Distributions to Shareholders:
From net investment income
Institutional Class	(709,771)	(409,123)
Class P	(42,272)	(27,716)
Administrative Class	(39,079)	(32,250)
Class D	(50,100)	(32,047)
Class A	(62,435)	(42,193)
Class C	(20,111)	(16,528)
Class R	(10,997)	(7,436)
Tax basis return of capital
Institutional Class	0	(1,287,183)
Class P	0	(87,201)
Administrative Class	0	(101,465)
Class D	0	(100,828)
Class A	0	(132,749)
Class C	0	(52,000)
Class R	0	(23,396)

Total Distributions(a)	(934,765)	(2,352,115)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(757,464)	(14,014,139)

Total Increase (Decrease) in Net Assets	691,858	(14,454,754)

Net Assets:
Beginning of period	73,523,906	87,978,660
End of period*	$74,215,764	$73,523,906

*Including undistributed (overdistributed) net investment income of:	$98,697	$(15,755)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	21

Summary Schedule of Investments PIMCO Total Return Fund

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
INVESTMENTS IN SECURITIES

LOAN PARTICIPATIONS AND ASSIGNMENTS
Total Loan Participations and Assignments +~(k) (Cost $252,003)	EUR		$	250,814	0.3%
CORPORATE BONDS & NOTES

BANKING & FINANCE
Bank of America Corp.
1.971% - 5.750% due 12/01/2017 - 08/01/2025 ~	$	406,367		418,243	0.5%
6.875% due 04/25/2018		543,557		559,275	0.8%
Barclays Bank PLC
10.000% due 05/21/2021	GBP	3,100		5,253	0.0%
7.625% - 10.179% due 06/12/2021 - 04/10/2023 ~	$	340,146		409,763	0.6%
14.000% due 06/15/2019 ~(j)	GBP	367,534		583,370	0.8%
Blackstone CQP Holdco LP
6.500% due 03/20/2021	$	338,500		343,578	0.5%
Legacy Mortgage Asset Trust
4.410% due 11/01/2056 +		700,000		655,938	0.9%
Lloyds Bank PLC
12.000% due 12/16/2024 ~(j)		537,785		728,966	1.0%
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2018	DKK	2,294,100		369,933	0.5%
Nykredit Realkredit A/S
1.000% due 04/01/2018		2,066,600		330,740	0.5%
1.000% due 10/01/2018		10,164,900		1,639,953	2.2%
1.000% - 2.000% due 10/01/2017 - 10/01/2018		2,333,200		374,642	0.5%
Realkredit Danmark A/S
1.000% due 04/01/2018		4,718,800		755,237	1.0%
1.000% - 2.000% due 01/01/2018 - 04/01/2018		1,827,100		292,789	0.4%
Other Banking & Finance ^+~(d)(j)(k)(l)				8,629,091	11.5%

Total Banking & Finance				16,096,771	21.7%

INDUSTRIALS
Total Industrials ^+~(k)				1,695,922	2.3%
UTILITIES
Total Utilities ^~(k)(l)				838,740	1.1%

Total Corporate Bonds & Notes (Cost $18,000,261)				18,631,433	25.1%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (k) (Cost $435,198)				465,109	0.6%
U.S. GOVERNMENT AGENCIES
Fannie Mae
0.000% - 10.000% due 11/01/2017 - 06/25/2055 ~(a)(b)(g)(n)		3,080,079		2,979,075	4.0%
Fannie Mae, TBA
3.000% due 10/01/2032		625,500		642,579	0.9%
3.000% due 10/01/2047		4,781,800		4,795,249	6.5%
3.000% due 11/01/2047		1,481,700		1,483,552	2.0%
3.500% due 10/01/2032		1,096,000		1,141,178	1.5%

22	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
3.500% due 10/01/2047	DKK	2,666,890	$	2,748,459	3.7%
3.500% due 11/01/2047		5,050,010		5,195,099	7.0%
3.500% due 12/01/2047		1,103,850		1,133,538	1.5%
4.000% due 10/01/2047		4,160,865		4,379,636	5.9%
4.000% due 11/01/2047		2,305,900		2,423,537	3.3%
4.500% due 10/01/2047		1,859,950		1,996,031	2.7%
4.500% due 11/01/2047		499,400		535,363	0.7%
3.000% - 6.000% due 10/01/2032 - 10/01/2047		756,300		809,151	1.2%
Freddie Mac
0.200% - 31.233% due 12/15/2017 - 01/25/2047 ~(a)		2,140,395		683,848	0.9%
Freddie Mac, TBA
3.500% due 10/01/2047		366,070		377,495	0.5%
3.500% due 11/01/2047		740,930		762,666	1.0%
4.000% due 10/01/2047		430,300		452,958	0.6%
4.500% due 10/01/2047		365,900		392,256	0.5%
4.000% - 5.500% due 10/01/2047 - 11/01/2047		168,700		181,439	0.3%
Ginnie Mae
0.913% - 11.000% due 12/20/2017 - 06/20/2067 ~(a)(n)		926,862		734,229	1.0%
Ginnie Mae, TBA
4.000% due 10/01/2047		646,840		681,201	0.9%
3.000% - 5.000% due 10/01/2047 - 11/01/2047		162,200		170,048	0.2%
Other U.S. Government Agencies +~(a)(b)(g)(k)				20,976	0.0%

Total U.S. Government Agencies (Cost $34,728,090)				34,719,563	46.8%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bonds
2.750% due 08/15/2042		391,500		386,667	0.5%
2.750% due 11/15/2042		862,100		850,684	1.1%
2.875% due 05/15/2043 (r)		437,619		440,944	0.6%
3.000% due 05/15/2042		568,570		587,948	0.8%
3.000% due 11/15/2044		1,276,646		1,314,970	1.8%
3.000% due 05/15/2047		294,440		302,813	0.4%
3.125% due 02/15/2043		572,000		603,270	0.8%
3.125% due 08/15/2044 (n)		2,092,407		2,206,427	3.0%
3.625% due 08/15/2043		335,400		384,662	0.5%
4.375% due 11/15/2039		294,450		374,607	0.5%
2.250% - 6.250% due 05/15/2030 - 08/15/2047 (n)		465,962		496,851	0.7%
4.375% - 4.500% due 02/15/2038 - 05/15/2038		157,400		202,139	0.3%
U.S. Treasury Inflation Protected Securities (i)
2.500% due 01/15/2029		528,578		638,165	0.9%
0.125% - 3.875% due 01/15/2022 - 02/15/2047 (p)		371,876		446,707	0.6%
U.S. Treasury Notes
1.750% due 09/30/2022 (n)(p)(r)		415,400		411,506	0.5%
2.000% due 07/31/2022 (p)(r)		429,200		430,793	0.6%
2.000% due 09/30/2024		1,779,000		1,773,858	2.4%
2.250% due 11/15/2024 (n)(p)(r)		1,497,716		1,504,912	2.0%
2.250% due 08/15/2027 (n)		1,837,002		1,823,906	2.4%
1.750% - 2.375% due 05/31/2018 - 02/15/2027 (n)(p)(r)		507,500		507,332	0.7%
2.375% due 05/15/2027 (n)		1,302,000		1,307,060	1.8%

Total U.S. Treasury Obligations (Cost $16,998,589)				16,996,221	22.9%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	23

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
NON-AGENCY MORTGAGE-BACKED SECURITIES
BCAP LLC Trust
1.364% - 6.001% due 01/26/2021 - 07/28/2047 ^~	DKK	2,124,098	$	1,947,539	2.6%
Other Non-Agency Mortgage-Backed Securities ^+~(a)(k)(l)				3,267,315	4.4%

Total Non-Agency Mortgage-Backed Securities (Cost $4,884,967)				5,214,854	7.0%

ASSET-BACKED SECURITIES
Credit Suisse Commercial Mortgage Trust
3.156% due 02/25/2056 ~		655,784		595,206	0.8%
Other Asset-Backed Securities ^+~(c)(g)(k)				6,122,101	8.3%

Total Asset-Backed Securities (Cost $6,285,911)				6,717,307	9.1%

SOVEREIGN ISSUES
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (g)	BRL	4,242,400		1,316,285	1.8%
0.000% due 04/01/2018 (g)		4,606,408		1,406,321	1.9%
0.000% due 07/01/2018 (g)		44,300		13,301	0.0%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2027		1,394,268		450,134	0.6%
Other Sovereign Issues (i)(k)(n)				1,123,180	1.5%

Total Sovereign Issues (Cost $4,176,210)				4,309,221	5.8%

COMMON STOCKS
Total Common Stocks +(e)(k) (Cost $15,195)				117	0.0%
PREFERRED SECURITIES
Total Preferred Securities ~(j)(k) (Cost $4,180)				4,309	0.0%
SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Barclays Bank PLC
1.781% - 2.066% due 12/06/2017 - 09/04/2018	$	473,600		473,980	0.7%
Other Certificates of Deposit (k)				97,851	0.1%

Total Certificates of Deposit				571,831	0.8%

COMMERCIAL PAPER
Total Commercial Paper (k)				997,356	1.4%
REPURCHASE AGREEMENTS
				892,015	1.2%
ARGENTINA TREASURY BILLS
3.052% due 10/13/2017 - 05/11/2018 (f)(g)		398,065		394,890	0.5%
BELGIUM TREASURY BILLS
Total Belgium Treasury Bills (k)(g)				19,496	0.0%
JAPAN TREASURY BILLS
(0.151)% due 10/23/2017 - 01/10/2018 (f)(g)	JPY	798,780,000		7,100,122	9.6%

24	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
U.S. TREASURY BILLS
1.056% due 11/09/2017 - 02/22/2018 (f)(g)(n)(p)(r)	$	223,865	$	223,325	0.3%

Total Short-Term Instruments (Cost $10,381,149)				10,199,035	13.8%

Total Investments in Securities (Cost $96,161,753)				97,507,983	131.4%

		SHARES
INVESTMENTS IN AFFILIATES

SHORT-TERM INSTRUMENTS

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES
PIMCO Short-Term Floating NAV Portfolio III		1,324,006,778		13,087,807	17.6%
PIMCO Short-Term Floating NAV Portfolio IV		146,830,481		1,470,654	2.0%

Total Short-Term Instruments (Cost $14,558,137)				14,558,461	19.6%

Total Investments in Affiliates (Cost $14,558,137)				14,558,461	19.6%

Total Investments (Cost $110,719,890)			$	112,066,444	151.0%

Financial Derivative Instruments (o)(q) (Cost or Premiums, net $(240,757))				(436,525)	(0.6%)

Other Assets and Liabilities, net				(37,414,155)	(50.4%)

Net Assets			$	74,215,764	100.0%

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	The group contains securities in default.
+	The group contains securities valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	The group contains interest only securities.
(b)	The group contains principal only securities.
(c)	The group contains when-issued securities.
(d)	The group contains securities which did not accrue income as of the date of this report.
(e)	The group contains securities which did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	The group contains zero coupon securities.
(h)	Coupon represents a yield to maturity.
(i)	The group contains securities in which principal amount of security is adjusted for inflation.
(j)	The group contains securities in which perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate, respectively as of September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	25

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

(l)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$273,937	$274,045	0.37%
Lloyds Banking Group PLC	0.010	10/11/2018	09/18/2017	22,500	22,494	0.03
Lloyds Banking Group PLC	0.010	02/04/2019	09/18/2017	17,500	17,475	0.02
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	01/16/2015 - 09/21/2015	3,725	2,998	0.01
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	09/09/2015 - 09/22/2015	6,121	4,736	0.01
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	15,000	16,090	0.02

				$338,783	$337,838	0.46%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(m)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	1.200%	09/29/2017	10/02/2017	$878,300	U.S. Treasury Bonds 2.500% - 3.375% due 11/15/2042 - 02/15/2046	$(508,496)	$878,300	$878,388
					U.S. Treasury Notes 1.875% - 2.500% due 03/31/2022 - 05/15/2024	(385,614)
FICC	0.500	09/29/2017	10/02/2017	13,715	Federal Home Loan Bank 1.375% due 09/28/2020	(4,114)	13,715	13,715
					Freddie Mac 1.700% due 09/29/2020	(9,880)

Total Repurchase Agreements						$(908,104)	$892,015	$892,103

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BOS	1.320%	09/13/2017	10/12/2017		$	(173,194)	$(173,315)
DBL	(0.850)	08/25/2016	TBD	(3)	EUR	(5,473)	(6,410)
IND	1.280	09/06/2017	10/18/2017		$	(252,350)	(252,583)
JPS	0.850	09/29/2017	10/04/2017			(4,184)	(4,185)
	1.310	09/06/2017	12/06/2017			(134,225)	(134,352)
NOM	1.320	07/18/2017	10/18/2017			(325,259)	(326,165)
NXN	1.230	08/18/2017	11/17/2017			(203,750)	(204,063)
	1.260	07/13/2017	10/13/2017			(105,375)	(105,674)
RDR	1.270	09/07/2017	10/12/2017			(37,170)	(37,203)
SGY	0.720	10/02/2017	10/04/2017			(199,250)	(199,250)

Total Reverse Repurchase Agreements							$(1,443,200)

26	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
BCY	0.800%	09/29/2017	10/02/2017	$(878,802)	$(878,802)
GSC	1.220	09/06/2017	10/06/2017	(219,281)	(219,251)
UBS	1.200	09/07/2017	10/02/2017	(19,893)	(19,893)
	1.210	09/07/2017	10/06/2017	(11,442)	(11,441)
	1.210	09/07/2017	10/11/2017	(31,632)	(31,622)
	1.280	09/07/2017	12/04/2017	(10,744)	(10,720)

Total Sale-Buyback Transactions					$(1,171,729)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Fannie Mae, TBA	4.000%	10/01/2032	$25,000	$(25,840)	$(25,829)
Ginnie Mae, TBA	3.000	11/01/2047	2,600	(2,637)	(2,632)
Ginnie Mae, TBA	5.000	10/01/2047	3,500	(3,800)	(3,819)

Total Short Sales 0.0%				$(32,277)	$(32,280)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BCY	$878,388	$0	$0	$878,388	$(894,109)	$(15,721)
BOS	0	(173,315)	0	(173,315)	177,741	4,426
DBL	0	(6,410)	0	(6,410)	6,121	(289)
FICC	13,715	0	0	13,715	(13,994)	(279)
GRE	0	0	0	0	(183)	(183)
IND	0	(252,583)	0	(252,583)	250,123	(2,460)
JPS	0	(138,537)	0	(138,537)	137,082	(1,455)
NOM	0	(326,165)	0	(326,165)	334,773	8,608
NXN	0	(309,737)	0	(309,737)	307,399	(2,338)
RDR	0	(37,203)	0	(37,203)	36,716	(487)
SGY	0	(199,250)	0	(199,250)	197,830	(1,420)

Master Securities Forward Transaction Agreement
BCY	0	0	(878,802)	(878,802)	874,719	(4,083)
GSC	0	0	(219,251)	(219,251)	217,005	(2,246)
UBS	0	0	(73,676)	(73,676)	72,983	(693)

Total Borrowings and Other Financing Transactions	$892,103	$(1,443,200)	$(1,171,729)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	27

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(499,480)	$0	$0	$(499,480)
U.S. Treasury Obligations	0	(399,645)	(338,415)	0	(738,060)
Sovereign Issues	0	0	0	(6,410)	(6,410)

Total	$0	$(899,125)	$(338,415)	$(6,410)	$(1,243,950)
Sale-Buyback Transactions
U.S. Treasury Obligations	0	(1,161,009)	(10,720)	0	(1,171,729)

Total	$0	$(1,161,009)	$(10,720)	$0	$(1,171,729)

Total Borrowings	$0	$(2,060,134)	$(349,135)	$(6,410)	$(2,415,679)

Payable for reverse repurchase agreements and sale-buyback financing transactions(6)					$(2,415,679)

(n)	Securities with an aggregate market value of $2,598,713 and cash of $14,004 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $ (1,462,107) at a weighted average interest rate of 0.766%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(65) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(6)	Unsettled reverse repurchase agreements liability of $(199,250) is outstanding at period end.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$110.750	11/24/2017	3,377	$3,377	$29	$4
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.750	11/24/2017	14,342	14,342	123	16
Put - CBOT U.S. Treasury 5-Year Note December Futures	112.000	11/24/2017	45,000	45,000	384	50
Put - CBOT U.S. Treasury 5-Year Note December Futures	112.250	11/24/2017	65,021	65,021	555	72
Put - CBOT U.S. Treasury 10-Year Note December Futures	114.000	11/24/2017	69,140	69,140	591	74
Put - CBOT U.S. Treasury 10-Year Note December Futures	114.500	11/24/2017	26,370	26,370	225	28
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.500	11/24/2017	3,422	3,422	29	4
Put - CBOT U.S. Treasury 10-Year Note December Futures	116.000	11/24/2017	3,435	3,435	29	4
Put - CBOT U.S. Treasury 30-Year Bond December Futures	122.000	11/24/2017	1,083	1,083	9	1
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	35,257	88,143	3,104	1,983

					$5,078	$2,236

Total Purchased Options					$5,078	$2,236

28	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$124.500	10/27/2017	7,858	$7,858	$(1,772)	$(1,882)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	35,257	88,143	(3,736)	(661)

					$(5,508)	$(2,543)

Total Written Options					$(5,508)	$(2,543)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2017	24,993	EUR	4,756,112	$(24,836)	$6,205	$(5,889)
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond December Futures	11/2017	28,286		334	(28)	0	0
U.S. Treasury 5-Year Note December Futures	12/2017	127,561		$14,988,418	(103,178)	0	(20,928)
U.S. Treasury 10-Year Note December Futures	12/2017	121,293		15,199,529	(153,055)	0	(27,775)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	2,160		356,670	(5,411)	877	0

					$(286,508)	$7,082	$(54,592)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2017	39,964	$	(9,843,133)	$2,083	$0	$0
90-Day Eurodollar December Futures	12/2018	17,879		(4,386,389)	2,880	1,341	0
90-Day Eurodollar December Futures	12/2019	4,554		(1,115,104)	2,295	455	0
90-Day Eurodollar June Futures	06/2018	16,617		(4,083,628)	4,974	623	0
90-Day Eurodollar March Futures	03/2018	17,992		(4,426,482)	4,622	225	0
90-Day Eurodollar March Futures	03/2019	16,304		(3,998,148)	944	1,427	0
Call Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond November Futures	10/2017	6,497	EUR	(461)	2,917	77	(77)
Canada Government 10-Year Bond December Futures	12/2017	4,491	CAD	(486,982)	9,518	504	(862)
Euro-BTP Italy Government Bond December Futures	12/2017	1,216	EUR	(193,963)	1,020	0	(690)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	33,734		(6,185,467)	38,627	4,784	(9,569)
Euro-Schatz December Futures	12/2017	5,436		(720,414)	318	64	0
Put Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond November Futures	10/2017	7,459		(2,997)	743	751	(7)
U.S. Treasury 30-Year Bond December Futures	12/2017	11,921	$	(1,821,678)	24,550	0	(372)
United Kingdom Long Gilt December Futures	12/2017	12,436	GBP	(2,064,365)	61,995	500	(4,166)

					$157,486	$10,751	$(15,743)

Total Futures Contracts					$(129,022)	$17,833	$(70,335)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	29

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Anheuser-Busch InBev S.A.	1.000%	Quarterly	12/20/2017	0.090%	EUR	20,900	$123	$(64)	$59	$3	$0
Bank of America Corp.	1.000	Quarterly	12/20/2020	0.304		$40,000	801	90	891	14	0
Berkshire Hathaway, Inc.	1.000	Quarterly	09/20/2021	0.432		20,000	177	266	443	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.783		47,000	(522)	1,129	607	0	(66)
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2024	0.815		15,000	(208)	379	171	0	(20)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2024	0.846		60,000	(704)	1,149	445	0	(77)
Citigroup, Inc.	1.000	Quarterly	12/20/2020	0.311		58,200	1,130	154	1,284	12	0
Deutsche Bank AG	1.000	Quarterly	12/20/2017	0.209	EUR	25,200	134	(70)	64	2	0
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	1.216		$8,700	(228)	147	(81)	0	(4)
General Motors Co.	5.000	Quarterly	06/20/2022	0.914		5,200	884	79	963	2	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.396		169,900	2,628	657	3,285	66	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.457		29,800	437	157	594	8	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2021	0.503		22,100	293	160	453	16	0
MetLife, Inc.	1.000	Quarterly	06/20/2021	0.347		25,200	89	516	605	0	(5)
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.409		72,300	(673)	2,441	1,768	13	0
Morgan Stanley	1.000	Quarterly	12/20/2020	0.381		68,200	1,084	268	1,352	21	0
Royal Bank of Scotland PLC	1.000	Quarterly	12/20/2017	0.144	EUR	87,200	454	(218)	236	4	0
Tesco PLC	1.000	Quarterly	06/20/2022	1.286		143,000	(7,211)	5,019	(2,192)	0	(161)
Volkswagen International Finance NV	1.000	Quarterly	12/20/2017	0.148		238,900	1,829	(1,187)	642	18	0

							$517	$11,072	$11,589	$179	$(334)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-26 5-Year Index	1.000%	Quarterly	06/20/2021	$1,600	$29	$8	$37	$0	$0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	2,900	53	13	66	1	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	107,100	1,917	371	2,288	38	0

					$1,999	$392	$2,391	$39	$0

30	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month CAD- Bank Bill	2.300%	Semi-Annual	12/15/2025	CAD	62,000	$(1,392)	$1,113	$(279)	$0	$(110)
Receive	3-Month CAD- Bank Bill	1.750	Semi-Annual	12/16/2046		57,500	(694)	9,458	8,764	0	(102)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		$2,894,500	34,154	(21,062)	13,092	1,210	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2019		894,600	(4,686)	(4,680)	(9,366)	512	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020		265,700	6,194	(2,928)	3,266	259	0
Receive	3-Month USD-LIBOR	0.000	Semi-Annual	12/21/2026		0	1,584	(1,584)	0	188	(188)
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		2,025,400	(58,381)	30,950	(27,431)	3,946	0
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048	EUR	254,600	(8,967)	(1,194)	(10,161)	0	(101)
Receive(5)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		843,200	(6,788)	17,272	10,484	0	(1,130)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		1,173,800	(8,664)	4,397	(4,267)	0	(3,967)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		262,300	(14,737)	6,532	(8,205)	0	(2,036)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	409,440,000	(23,200)	321	(22,879)	4,642	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		72,760,000	(3,786)	2,843	(943)	350	0

							$(89,363)	$41,438	$(47,925)	$11,107	$(7,634)

Total Swap Agreements							$(86,847)	$52,902	$(33,945)	$11,325	$(7,968)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$2,236	$17,833	$11,325	$31,394	$(2,543)	$(70,335)	$(7,968)	$(80,846)

(p)	Securities with an aggregate market value of $954,670 and cash of $65,210 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	31

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(q)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2017	$	2,271	JPY	252,600	$0	$(26)
	07/2018	DKK	63,425	$	10,228	0	(19)
BOA	10/2017	BRL	1,541,400		486,553	0	(131)
	10/2017	CHF	7,177		7,361	0	(51)
	10/2017	EUR	422,936		506,296	6,428	0
	10/2017	JPY	105,812,600		962,147	21,800	0
	10/2017	$	492,460	BRL	1,541,400	0	(5,776)
	10/2017		1,037	CAD	1,262	0	(26)
	10/2017		105,573	CHF	99,628	0	(2,689)
	10/2017		710,626	DKK	4,472,758	0	(242)
	10/2017		688,875	EUR	586,102	3,839	0
	11/2017	BRL	1,541,400	$	490,501	5,929	0
	11/2017	EUR	600,252		706,986	238	(3,835)
	11/2017	TRY	9,460		2,598	0	(23)
	11/2017	$	7,376	CHF	7,177	51	0
	12/2017	CNH	3,348	$	466	0	(36)
	01/2018	DKK	267,435		39,147	0	(3,564)
	04/2018		1,972,153		301,883	646	(15,560)
	07/2018	BRL	21,800		6,429	0	(226)
	07/2018	DKK	435,680		66,988	0	(3,403)
	10/2018		4,472,758		726,517	0	(446)
BPS	10/2017	BRL	1,000,000		313,365	0	(2,376)
	10/2017	CHF	92,451		95,114	0	(359)
	10/2017	GBP	74,787		98,506	0	(1,709)
	10/2017	JPY	255,500		2,268	0	(3)
	10/2017	$	298,882	BRL	1,000,000	16,859	0
	10/2017		1,200	JPY	134,300	0	(7)
	11/2017	JPY	12,280,000	$	112,362	2,998	0
	11/2017	$	2,271	JPY	255,500	2	0
	01/2018	BRL	14,508	$	4,244	0	(282)
	01/2018	JPY	29,320,000		261,815	0	(83)
	01/2018	$	449	DKK	2,947	21	0
	04/2018	BRL	677,200	$	179,368	0	(29,622)
	04/2018	DKK	717,124		109,021	177	(6,351)
BRC	10/2017		98,166		14,448	0	(1,143)
	10/2017	JPY	47,937,700		437,359	11,341	0
	01/2018	DKK	67,188		9,945	0	(786)

32	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
CBK	10/2017	BRL	3,714,448	$	1,178,673	$6,047	$(179)
	10/2017	$	1,158,695	BRL	3,714,448	15,639	(1,529)
	10/2017		32,185	JPY	3,630,607	80	0
	10/2017		4,993	ZAR	65,550	0	(153)
	11/2017	BRL	1,257,748	$	397,042	1,641	0
	11/2017	JPY	184,230,607		1,686,481	45,755	(79)
	11/2017	$	509,121	BRL	1,600,000	0	(6,126)
	12/2017	CNH	2,633	$	367	0	(28)
	12/2017	KRW	977,069,939		872,267	18,503	0
	12/2017	$	6,568	INR	432,804	7	0
	12/2017		43,342	KRW	49,678,600	67	0
	04/2018	DKK	314,666	$	48,309	0	(2,237)
	07/2018		719,958		110,822	0	(5,497)
	10/2018		104,590		17,137	138	0
DUB	10/2017	BRL	2,758,865		871,462	7,801	(7,427)
	10/2017	$	865,930	BRL	2,758,865	5,158	0
	11/2017		636,669		2,000,000	0	(7,926)
	12/2017	CNH	6,637	$	925	0	(71)
	01/2018	BRL	2,282,400		604,606	0	(107,298)
FBF	10/2017		1,000,000		313,765	0	(1,976)
	10/2017	$	311,886	BRL	1,000,000	3,855	0
	10/2017		1,672,695	EUR	1,388,250	0	(31,922)
	12/2017	TWD	50,756,740	$	1,692,111	16,694	0
	12/2017	$	47,759	KRW	54,741,366	74	0
	12/2017		141,053	TWD	4,216,756	0	(1,756)
GLM	10/2017	EUR	64,236	$	77,235	1,314	0
	10/2017	GBP	495,485		650,638	2,675	(15,986)
	10/2017	JPY	42,835,700		388,208	7,531	0
	10/2017	NZD	22,195		16,122	91	0
	10/2017	RUB	541,150		9,233	0	(122)
	10/2017	SEK	976,820		123,018	3,087	0
	10/2017	$	1,007	CAD	1,256	0	0
	10/2017		91,672	DKK	594,665	2,775	0
	10/2017		5,105	EUR	4,334	18	(1)
	10/2017		14,991	GBP	11,353	222	0
	10/2017		2,524,111	JPY	276,399,154	22	(67,797)
	11/2017	JPY	2,000,000	$	18,136	335	0
	11/2017	$	266,094	JPY	29,909,000	61	0
	12/2017	KRW	515,911,320	$	460,573	9,770	0
	12/2017	SGD	1,790,037		1,315,140	0	(5,394)
	12/2017	$	44,162	KRW	50,596,403	49	0
	12/2017		1,482	MYR	6,243	0	(5)
	12/2017		12,901	TWD	386,256	0	(142)
	01/2018	DKK	138,681	$	20,100	0	(2,048)
	04/2018		2,784,427		414,556	75	(32,794)
	07/2018		163,331		26,566	177	0
	10/2018		736,300		119,470	977	(1,180)
HUS	10/2017	CAD	66,233		53,124	42	0
	10/2017	DKK	121,200		18,561	0	(689)
	10/2017	IDR	463,979,065		35,297	879	0
	10/2017	$	19,316	GBP	14,565	201	0
	01/2018	BRL	528,700	$	157,599	0	(7,308)
	04/2018		1,161,600		338,702	0	(19,777)
	04/2018	DKK	186,410		27,746	0	(2,198)
	07/2018		30,754		4,604	0	(365)
IND	10/2017	BRL	400,000		109,890	0	(16,406)
	10/2017	ILS	25,579		7,340	103	0
	10/2017	SEK	2,413,629		303,064	6,728	0
	10/2017	$	126,263	BRL	400,000	34	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	33

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2017	$	4,851	SEK	38,550	$0	$(119)
JPM	10/2017	BRL	2,558,690	$	746,255	0	(61,629)
	10/2017	EUR	1,931,173		2,306,614	24,160	0
	10/2017	$	2,672	AUD	3,361	0	(35)
	10/2017		802,053	BRL	2,558,690	7,065	(1,234)
	10/2017		1,388	CAD	1,693	0	(31)
	10/2017		524,797	EUR	439,659	0	(5,164)
	10/2017		3,480	GBP	2,569	0	(38)
	10/2017		59,342	IDR	805,333,390	397	0
	10/2017		511,632	JPY	56,298,939	0	(11,308)
	11/2017	BRL	717,612	$	226,916	1,320	0
	11/2017	JPY	197,910,000		1,812,585	49,874	0
	12/2017	KRW	838,402,203		738,004	5,408	0
	12/2017	$	78,187	TWD	2,335,446	0	(1,036)
	01/2018	BRL	1,077,700	$	288,004	0	(48,142)
	01/2018	$	145,320	BRL	464,509	311	(746)
	04/2018	BRL	2,696,428	$	793,411	0	(38,730)
	04/2018	DKK	807,177		122,985	352	(7,027)
	07/2018		85,400		13,206	0	(591)
MSB	10/2017	BRL	450,000		120,952	0	(21,132)
	10/2017	$	136,563	BRL	450,000	5,563	(43)
	10/2017		997,689	GBP	746,610	2,768	0
	11/2017	BRL	11,711	$	3,724	43	0
	11/2017	GBP	746,610		998,676	0	(2,756)
	11/2017	JPY	85,020,000		776,296	19,222	0
	12/2017		34,090,000		306,830	2,866	0
	12/2017	THB	372,860		11,273	86	0
	12/2017	$	91,101	KRW	104,328,865	62	0
	01/2018	DKK	610,770	$	89,539	0	(8,006)
	04/2018	BRL	60,000		15,573	0	(2,944)
	07/2018		22,500		6,629	0	(239)
NAB	10/2017	$	49,491	CAD	61,266	0	(390)
	11/2017	CAD	61,266	$	49,503	391	0
NGF	10/2017	BRL	1,000,000		304,198	0	(11,543)
	10/2017	$	315,657	BRL	1,000,000	85	0
	01/2018	BRL	263,500	$	77,642	0	(4,547)
	04/2018		888,890		262,696	0	(11,623)
RBC	10/2017	$	1,629	CAD	2,012	0	(16)
RYL	10/2017	IDR	569,302,950	$	43,293	1,063	0
SCX	10/2017	BRL	1,452,300		394,668	0	(63,883)
	10/2017	JPY	147,572,000		1,361,552	50,092	0
	10/2017	$	458,428	BRL	1,452,300	123	0
	10/2017		374,997	DKK	2,358,358	0	(432)
	10/2017		17,722	IDR	239,784,960	65	0
	10/2017		76,483	JPY	8,286,900	0	(2,838)
	11/2017	GBP	6,071	$	8,124	0	(21)
	11/2017	SEK	3,156,333		388,901	736	0
	04/2018	BRL	1,200,000		313,767	0	(56,564)
	10/2018	DKK	2,713,888		441,163	72	(1)
SOG	10/2017	GBP	204,825		266,008	0	(8,457)
	10/2017	$	525,439	DKK	3,264,761	0	(6,914)
	11/2017	NZD	22,195	$	16,000	0	(21)
	12/2017	KRW	90,020,945		79,573	913	0
	12/2017	TWD	19,000,000		634,218	7,052	0
	12/2017	$	36,830	TWD	1,101,585	0	(441)
	01/2018	BRL	267,500	$	79,353	0	(4,083)
	10/2018	DKK	3,421,655		562,817	6,757	(66)
TOR	10/2017	BRL	170,000		46,359	0	(7,317)
	10/2017	$	53,662	BRL	170,000	14	0

34	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2017	$	185,756	DKK	1,170,452	$140	$0
	01/2018	BRL	272,600	$	72,059	0	(12,968)
	01/2018	DKK	180,431		26,394	0	(2,422)
	04/2018	BRL	388,890		115,422	0	(4,593)
	04/2018	DKK	2,055,552		300,585	0	(29,607)
	10/2018		1,170,452		189,901	0	(335)
	10/2018	$	341	DKK	2,205	17	0
UAG	10/2017	JPY	34,710,000	$	310,974	2,231	0
	11/2017		4,260,000		38,313	362	0
	12/2017	CNH	9,379		1,307	0	(99)
	12/2017	JPY	218,590,000		2,010,034	61,101	0
	12/2017	KRW	216,844,314		190,877	1,399	0
	12/2017	$	71,433	TWD	2,133,704	0	(947)
	04/2018	DKK	7,100	$	1,098	0	(43)
	07/2018		401,015		64,326	1	(464)

Total Forward Foreign Currency Contracts						$481,065	$(866,775)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930%	08/20/2018	$	184,000	$19,529	$4,434
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018		154,200	15,081	3,623
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018		292,500	28,968	7,509

								$63,578	$15,566

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 11/01/2047	$68.000	11/06/2017	$35,300	$1	$0
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	73.000	11/06/2017	542,700	21	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	75.000	10/05/2017	88,000	4	0
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	75.000	11/06/2017	200,000	8	0
	Put - OTC Fannie Mae, TBA 4.000% due 11/01/2047	76.000	11/06/2017	200,000	8	0

					$42	$0

Total Purchased Options					$63,620	$15,566

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	35

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.177	10/03/2017	EUR	405,000	$(2,162)	$(456)
	Put - OTC EUR versus USD		1.178	10/03/2017		405,000	(2,105)	(509)
	Call - OTC USD versus JPY	JPY	114.690	10/31/2017	$	499,265	(2,042)	(1,879)
	Call - OTC USD versus JPY		114.900	10/31/2017		231,843	(1,120)	(773)
BPS	Put - OTC AUD versus USD	$	0.785	10/23/2017	AUD	335,900	(1,661)	(2,326)
	Put - OTC AUD versus USD		0.769	10/31/2017		600,800	(1,815)	(1,500)
	Call - OTC USD versus KRW	KRW	1,171.000	11/08/2017	$	200,000	(1,406)	(1,254)
CBK	Call - OTC USD versus KRW		1,170.770	11/08/2017		100,000	(701)	(630)
DUB	Call - OTC USD versus BRL	BRL	4.250	11/17/2017		147,900	(4,319)	(5)
	Call - OTC USD versus JPY	JPY	115.200	10/31/2017		42,528	(182)	(119)
	Call - OTC USD versus MXN	MXN	18.470	10/31/2017		46,800	(360)	(359)
FBF	Call - OTC USD versus BRL	BRL	3.550	10/02/2017		290,000	(4,350)	0
	Call - OTC USD versus BRL		6.300	01/11/2018		253,100	(13,228)	(4)
GLM	Call - OTC USD versus JPY	JPY	114.900	10/31/2017		168,464	(802)	(562)
JPM	Call - OTC USD versus KRW	KRW	1,171.500	11/08/2017		200,000	(1,492)	(1,240)
MSB	Call - OTC USD versus MXN	MXN	18.550	10/31/2017		250,000	(1,922)	(1,592)
	Call - OTC USD versus MXN		18.550	11/07/2017		498,800	(4,319)	(3,902)
	Call - OTC USD versus MXN		18.700	12/08/2017		500,000	(5,902)	(5,743)
SCX	Call - OTC USD versus KRW	KRW	1,168.090	11/09/2017		89,400	(634)	(635)
SOG	Call - OTC USD versus KRW		1,169.000	11/09/2017		129,700	(885)	(885)

							$(51,407)	$(24,373)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$1,757,700	$(14,866)	$(1)
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	(3)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	483,000	(6,231)	(1)
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	(1,710)	(115)
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	(1)
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	(30)
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	(15)

						$ (71,048)	$(166)

36	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018	$1,489,600	$(34,723)	$(3,783)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	1,287,100	(28,717)	(3,269)

							$(63,440)	$(7,052)

Total Written Options							$(185,895)	$(31,591)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(1)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
GST	Auto Loan ABS 2017 2.25-100% due 10/20/2022 +	0.600%	Monthly	10/20/2022	$ 183,546	$0	$41	$41	$0

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, U.S. MUNICIPAL AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2019	0.414%	$	28,400	$239	$55	$294	$0
	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.316		171,300	(250)	1,741	1,491	0
BPS	Petrobras Global Finance BV	1.000	Quarterly	06/20/2018	0.506		2,900	(419)	430	11	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.982		47,700	(5,272)	5,307	35	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.099		1,800	(276)	272	0	(4)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.276		10,000	(2,119)	2,043	0	(76)
BRC	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.316		88,200	(218)	986	768	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.982		8,300	(1,479)	1,485	6	0
CBK	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.689		10,000	23	170	193	0
	Florida State Board of Education General Obligation Notes, Series 2005	0.470	Quarterly	03/20/2018	0.189		10,000	0	21	21	0
DUB	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.414		45,000	287	179	466	0
GST	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.689		85,000	261	1,382	1,643	0
	Ohio State General Obligation Bonds, Series 2007	1.000	Quarterly	09/20/2024	0.590		10,000	102	160	262	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.982		11,400	(1,214)	1,222	8	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.099		100	(16)	16	0	0
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.455		29,800	69	18	87	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.982		2,400	(221)	223	2	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.099		2,300	(420)	415	0	(5)
	U.S. Treasury Notes	0.250	Quarterly	12/20/2018	0.127	EUR	25,000	(86)	134	48	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	37

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.982%	$	8,800	$(993)	$1,000	$7	$0
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.689		10,000	16	177	193	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.982		94,500	(8,746)	8,815	69	0

								$(20,732)	$26,251	$5,604	$(85)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$18,280	$(4,049)	$2,619	$0	$(1,430)
CBK	MCDX-25 5-Year Index	1.000	Quarterly	12/20/2020	70,750	(131)	1,616	1,485	0
	MCDX-26 5-Year Index	1.000	Quarterly	06/20/2021	102,950	210	2,080	2,290	0
GST	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	21,400	(798)	769	0	(29)
	MCDX-25 5-Year Index	1.000	Quarterly	12/20/2020	201,800	(373)	4,608	4,235	0
	MCDX-26 5-Year Index	1.000	Quarterly	06/20/2021	87,000	208	1,727	1,935	0
JPS	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	17,500	(665)	775	110	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	4,000	(183)	198	15	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	7,600	(315)	305	0	(10)
MEI	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	74,000	(3,879)	4,345	466	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	9,600	(498)	533	35	0

						$(10,473)	$19,575	$10,571	$(1,469)

Total Swap Agreements						$(31,205)	$45,867	$16,216	$(1,554)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$0	$0	$0	$0	$(45)	$0	$0	$(45)	$(45)	$0	$(45)
BOA	38,931	0	1,785	40,716	(36,008)	(3,617)	0	(39,625)	1,091	(3,610)	(2,519)
BPS	20,057	0	46	20,103	(40,792)	(5,080)	(80)	(45,952)	(25,849)	23,182	(2,667)
BRC	11,341	0	774	12,115	(1,929)	0	(1,430)	(3,359)	8,756	(9,247)	(491)
CBK	87,877	0	3,989	91,866	(15,828)	(750)	0	(16,578)	75,288	(75,350)	(62)
DUB	12,959	0	466	13,425	(122,722)	(484)	0	(123,206)	(109,781)	110,622	841
FBF	20,623	0	0	20,623	(35,654)	(4)	0	(35,658)	(15,035)	18,832	3,797
GLM	29,179	8,057	0	37,236	(125,469)	(4,345)	0	(129,814)	(92,578)	90,343	(2,235)
GST	0	0	8,124	8,124	0	0	(29)	(29)	8,095	(7,480)	615
HUS	1,122	0	137	1,259	(30,337)	0	(5)	(30,342)	(29,083)	27,635	(1,448)
IND	6,865	0	0	6,865	(16,525)	0	0	(16,525)	(9,660)	9,141	(519)
JPM	88,887	0	7	88,894	(175,711)	(1,285)	0	(176,996)	(88,102)	75,917	(12,185)
JPS	0	0	125	125	0	0	(10)	(10)	115	0	115
MEI	0	0	501	501	0	0	0	0	501	(290)	211
MSB	30,610	0	0	30,610	(35,120)	(11,237)	0	(46,357)	(15,747)	2,178	(13,569)
MYC	0	7,509	262	7,771	0	(3,269)	0	(3,269)	4,502	(5,735)	(1,233)
NAB	391	0	0	391	(390)	0	0	(390)	1	0	1
NGF	85	0	0	85	(27,713)	0	0	(27,713)	(27,628)	24,561	(3,067)
RBC	0	0	0	0	(16)	0	0	(16)	(16)	0	(16)
RYL	1,063	0	0	1,063	0	0	0	0	1,063	(1,560)	(497)
SCX	51,088	0	0	51,088	(123,739)	(635)	0	(124,374)	(73,286)	67,761	(5,525)

38	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
SOG	$14,722	$0	$0	$14,722	$(19,982)	$(885)	$0	$(20,867)	$(6,145)	$6,139	$(6)
TOR	171	0	0	171	(57,242)	0	0	(57,242)	(57,071)	56,349	(722)
UAG	65,094	0	0	65,094	(1,553)	0	0	(1,553)	63,541	(62,200)	1,341

Total Over the Counter	$481,065	$15,566	$16,216	$512,847	$(866,775)	$(31,591)	$(1,554)	$(899,920)

(r)	Securities with an aggregate market value of $512,661 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	39

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$2,236	$2,236
Futures	0	0	0	0	17,833	17,833
Swap Agreements	0	218	0	0	11,107	11,325

	$0	$218	$0	$0	$31,176	$31,394

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$481,065	$0	$481,065
Purchased Options	0	0	0	0	15,566	15,566
Swap Agreements	0	16,216	0	0	0	16,216

	$0	$16,216	$0	$481,065	$15,566	$512,847

	$0	$16,434	$0	$481,065	$46,742	$544,241

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2,543	$2,543
Futures	0	0	0	0	70,335	70,335
Swap Agreements	0	334	0	0	7,634	7,968

	$0	$334	$0	$0	$80,512	$80,846

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$866,775	$0	$866,775
Written Options	0	0	0	24,373	7,218	31,591
Swap Agreements	0	1,554	0	0	0	1,554

	$0	$1,554	$0	$891,148	$7,218	$899,920

	$0	$1,888	$0	$891,148	$87,730	$980,766

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(8,080)	$(8,080)
Written Options	0	0	0	0	2,187	2,187
Futures	0	0	0	0	444,879	444,879
Swap Agreements	0	11,839	0	0	(474,930)	(463,091)

	$0	$11,839	$0	$0	$(35,944)	$(24,105)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(694,616)	$0	$(694,616)
Purchased Options	0	0	0	0	(9,317)	(9,317)
Written Options	0	0	0	70,070	19,979	90,049
Swap Agreements	0	25,575	0	0	0	25,575

	$0	$25,575	$0	$(624,546)	$10,662	$(588,309)

	$0	$37,414	$0	$(624,546)	$(25,282)	$(612,414)

40	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$1,459	$1,459
Written Options	0	0	0	0	2,964	2,964
Futures	0	0	0	0	(153,111)	(153,111)
Swap Agreements	0	3,731	0	0	224,151	227,882

	$0	$3,731	$0	$0	$75,463	$79,194

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$597,425	$0	$597,425
Purchased Options	0	0	0	0	(13,459)	(13,459)
Written Options	0	0	0	21,724	7,996	29,720
Swap Agreements	0	(6,088)	0	0	0	(6,088)

	$0	$(6,088)	$0	$619,149	$(5,463)	$607,598

	$0	$(2,357)	$0	$619,149	$70,000	$686,792

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$204,145	$46,669	$250,814
Corporate Bonds & Notes
Banking & Finance	0	15,347,161	749,610	16,096,771
Industrials	0	1,682,227	13,695	1,695,922
Utilities	0	838,740	0	838,740
Municipal Bonds & Notes
Alabama	0	13,473	0	13,473
California	0	83,733	0	83,733
Connecticut	0	187	0	187
Georgia	0	63,302	0	63,302
Illinois	0	99,800	0	99,800
Iowa	0	22,955	0	22,955
Massachusetts	0	19,226	0	19,226
Michigan	0	272	0	272
New Jersey	0	3,358	0	3,358
New York	0	5,754	0	5,754
Ohio	0	3,521	0	3,521
Pennsylvania	0	9,952	0	9,952
Rhode Island	0	197	0	197
South Carolina	0	1,746	0	1,746
Texas	0	7,326	0	7,326
West Virginia	0	130,307	0	130,307
U.S. Government Agencies	0	34,717,966	1,597	34,719,563
U.S. Treasury Obligations	0	16,996,221	0	16,996,221
Non-Agency Mortgage-Backed Securities	0	4,905,554	309,300	5,214,854
Asset-Backed Securities	0	6,694,011	23,296	6,717,307
Sovereign Issues	0	4,309,221	0	4,309,221
Common Stocks
Consumer Discretionary	117	0	0	117

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	41

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Preferred Securities
Banking & Finance	$0	$4,309	$0	$4,309
Short-Term Instruments
Certificates of Deposit	0	571,831	0	571,831
Commercial Paper	83,692	913,664	0	997,356
Repurchase Agreements	0	892,015	0	892,015
Argentina Treasury Bills	0	394,890	0	394,890
Belgium Treasury Bills	0	19,496	0	19,496
Japan Treasury Bills	0	7,100,122	0	7,100,122
U.S. Treasury Bills	0	223,325	0	223,325
	$83,809	$96,280,007	$1,144,167	$97,507,983

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,558,461	$0	$0	$14,558,461

Total Investments	$14,642,270	$96,280,007	$1,144,167	$112,066,444

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(32,280)	$0	$(32,280)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	19,816	11,578	0	31,394
Over the counter	0	512,806	41	512,847
	$19,816	$524,384	$41	$544,241

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(70,996)	(9,850)	0	(80,846)
Over the counter	0	(899,920)	0	(899,920)
	$(70,996)	$(909,770)	$0	$(980,766)

Total Financial Derivative Instruments	$(51,180)	$(385,386)	$41	$(436,525)

Totals	$14,591,090	$95,862,341	$1,144,208	$111,597,639

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases(1)	Net Sales(1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017(2)
Investments in Securities, at Value
Loan Participations and Assignments	$77,593	$46,635	$(78,000)	$12	$0	$429	$0	$0	$46,669	$412
Corporate Bonds & Notes
Banking & Finance	133,024	722,775	(3,025)	(111)	252	(9,554)	0	(93,751)	749,610	(7,631)
Industrials	6,530	0	(1,194)	(9)	(21)	86	13,695	(5,392)	13,695	0
U.S. Government Agencies	23,722	0	(2,493)	5	(4)	97	0	(19,730)	1,597	(2)
Non-Agency Mortgage-Backed Securities	317,304	0	(9,526)	781	(136)	904	0	(27)	309,300	523
Asset-Backed Securities	152,802	23,300	(35,928)	(4)	0	193	0	(117,067)	23,296	0

	$710,975	$792,710	$(130,166)	$674	$91	$(7,845)	$13,695	$(235,967)	$1,144,167	$(6,698)

42	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases(1)	Net Sales(1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017(2)
Financial Derivative Instruments - Assets
Over the counter	$(60)	$0	$0	$0	$0	$101	$0	$0	$41	$101

Totals	$710,915	$792,710	$(130,166)	$674	$91	$(7,744)	$13,695	$(235,967)	$1,144,208	$(6,597)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$46,669	Third Party Vendor	Broker Quote	97.560-98.250
Corporate Bonds & Notes
Banking & Finance	3	Other Valuation Techniques(3)	—	—
	733,517	Proxy Pricing	Base Price	85.125-115.250
	16,090	Reference Instrument	OAS Spread	550.040 bps
Industrials	13,695	Third Party Vendor	Broker Quote	101.445
U.S. Government Agencies	1,597	Proxy Pricing	Base Price	97.620-98.590
Non-Agency Mortgage-Backed Securities	274,083	Proxy Pricing	Base Price	82.819-99.875
	35,217	Third Party Vendor	Broker Quote	84.965-88.000
Asset-Backed Securities	23,296	Proxy Pricing	Base Price	100.000

Financial Derivative Instruments - Assets
Over the counter	41	Indicative Market Quotation	Broker Quote	0.000

Total	$1,144,208

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	43

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO Total Return Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities

44	PIMCO TOTAL RETURN FUND

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September 30, 2017

denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	45

Notes to Financial Statements (Cont.)

to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05 which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

46	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2017

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	47

Notes to Financial Statements (Cont.)

investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes

48	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2017

are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	49

Notes to Financial Statements (Cont.)

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

50	PIMCO TOTAL RETURN FUND

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Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	51

Notes to Financial Statements (Cont.)

swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below

52	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2017

shows the Fund’s transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$8,132,428	$24,096,965	$(19,139,901)	$(1,125)	$(560)	$13,087,807	$67,127	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

Investment in PIMCO Short-Term Floating NAV Portfolio IV

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$1,469,696	$0	$0	$958	$1,470,654	$1,296	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond

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Notes to Financial Statements (Cont.)

principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2017, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the

54	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2017

effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	55

Notes to Financial Statements (Cont.)

included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at September 30, 2017 are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a To-Be-Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and

56	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2017

delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	57

Notes to Financial Statements (Cont.)

reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

58	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2017

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	59

Notes to Financial Statements (Cont.)

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

60	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2017

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	61

Notes to Financial Statements (Cont.)

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap

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agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

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Notes to Financial Statements (Cont.)

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund may decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure used to understand a security’s or Fund’s interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic

64	PIMCO TOTAL RETURN FUND

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conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Fund currently faces a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, the Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of purchase or redemption requests. Large shareholder transactions may impact the Fund’s liquidity and net asset value. Such transactions may also increase the Fund’s transaction costs or otherwise cause the Fund to perform differently than intended. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	65

Notes to Financial Statements (Cont.)

central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, seeks to minimize counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. MASTER ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a

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specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

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Notes to Financial Statements (Cont.)

Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
0.25%	0.21%	0.31%	0.21%	0.25%	0.35%	0.35%	0.35%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for

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providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class and Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2017, the Distributor retained $4,268,594 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

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Notes to Financial Statements (Cont.)

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000, the valuation oversight committee lead receives an additional annual retainer of $11,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $5,750) and the governance committee chair receives an additional annual retainer of $4,500. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At September 30, 2017, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2017, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$213,050	$1,431,342

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11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2017, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$247,927,584	$246,609,802	$8,746,634	$8,692,896

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	481,468	$4,937,184	1,096,645	$11,186,852
Class P	37,571	385,389	101,090	1,028,494
Administrative Class	28,114	288,549	72,182	735,762
Class D	20,451	209,631	57,772	587,552
Class A	64,166	654,736	75,769	772,566
Class C	3,592	36,864	13,430	137,162
Class R	7,335	75,263	18,125	184,650

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Notes to Financial Statements (Cont.)

	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount

Issued as reinvestment of distributions
Institutional Class	64,645	$663,597	153,949	$1,571,272
Class P	3,256	33,421	8,881	90,653
Administrative Class	3,776	38,747	12,969	132,483
Class D	4,841	49,685	12,925	131,944
Class A	5,342	54,826	14,740	150,502
Class C	1,507	15,464	5,126	52,332
Class R	1,030	10,567	2,905	29,654

Cost of shares redeemed
Institutional Class	(423,982)	(4,346,108)	(1,817,733)	(18,480,992)
Class P	(61,239)	(627,166)	(221,347)	(2,252,560)
Administrative Class	(70,324)	(720,762)	(359,526)	(3,661,505)
Class D	(50,318)	(516,088)	(173,658)	(1,767,957)
Class A	(93,191)	(954,449)	(302,506)	(3,084,076)
Class C	(78,590)	(802,226)	(106,576)	(1,083,553)
Class R	(23,872)	(244,588)	(46,673)	(475,374)
Net increase (decrease) resulting from Fund share transactions	(74,422)	$(757,464)	(1,381,511)	$(14,014,139)

14. REGULATORY AND LITIGATION MATTERS

On December 31, 2014, a lawsuit was filed in the United States District Court for the Western District of Washington by Robert Kenny, an investor in the Fund, against PIMCO and the Distributor (collectively in this paragraph, the “PIMCO 36(b) Parties”). The complaint purports to be brought derivatively on behalf of the Fund, and alleges that the PIMCO 36(b) Parties violated Section 36(b) of the Investment Company Act of 1940 by receiving excessive compensation from the Fund. The plaintiff seeks injunctive and declaratory relief; rescission of the investment advisory, supervisory and administrative and distribution agreements; recovery of fees paid to the PIMCO 36(b) Parties by the Fund for the period beginning one year prior to the filing of the complaint through trial; and reduced fees going forward. The PIMCO 36(b) Parties believe the claims are without merit and intend to vigorously defend the action. In addition, the PIMCO 36(b) Parties believe that the matter is unlikely to have a material adverse effect on the Fund or on PIMCO’s or the Distributor’s ability to perform their respective services relating to the Fund.

On January 28, 2015, a purported class action lawsuit was filed in the United States District Court for the Central District of California by William Hampton, an investor in the Fund, against PIMCO, the Distributor and the Fund. As originally filed, the complaint alleged that the named defendants violated Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 thereunder due to alleged misrepresentations in connection with the management of the Fund and sought compensatory damages, pre-judgment and post-judgment interest, and extraordinary, equitable and/or injunctive relief as permitted by law. On July 6, 2015, the plaintiff filed an amended complaint, which superseded the original filing and principally alleged that the Fund improperly invested in emerging markets in excess of its prospectus guidelines, and added as additional parties the Trust and those persons who served as trustees (in this paragraph, the “Named Trustees”) to the Trust during the relevant period

72	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2017

(PIMCO, the Trust and the Named Trustees are collectively referred to in this paragraph as the “PIMCO Class Action Parties”). The Distributor and the Fund were no longer named as defendants. The amended complaint asserted claims for breach of contract against the Trust, breach of trust and breach of the covenant of good faith and fair dealing against the Named Trustees, and aiding and abetting breaches of trust and/or fiduciary duty against PIMCO, and principally sought in relief unspecified damages, interest, a reduction and/or denial of compensation to the Named Trustees, suspension and/or removal of the Named Trustees, and other equitable and/or injunctive relief. On November 2, 2015, the United States District Court for the Central District of California granted the PIMCO Class Action Parties’ motion to dismiss, and each of the causes of action was dismissed with prejudice. On November 30, 2015, the plaintiff filed a notice of appeal of the order granting the PIMCO Class Action Parties’ motion to dismiss with the United States Court of Appeals for the Ninth Circuit. On August 24, 2017, the Ninth Circuit Court of Appeals affirmed the District Court’s decision to dismiss the plaintiff’s complain, but vacated the District Court’s decision to dismiss with prejudice.

On June 29, 2017, a purported class action lawsuit was filed in the Superior Court of the State of California, County of Orange, by William Hampton, an investor in the Fund, against PIMCO, the Trust and certain current and former Trustees of the Trust (in this paragraph, the “Named Trustees”). The complaint principally alleged that the Fund improperly invested in emerging markets in excess of its prospectus guidelines, and asserted claims for breach of contract against the Trust, breach of trust against the Named Trustees, breach of the covenant of good faith and fair dealing against the Trust and the Named Trustees, and aiding and abetting breaches of trust and/or fiduciary duty against PIMCO. The complaint principally sought in relief unspecified damages, interest, a reduction and/or denial of compensation to the Named Trustees, suspension and/or removal of the Named Trustees, and other equitable and/or injunctive relief. On August 16, 2017, PIMCO filed a notice of removal and the case was assigned to the same judge on the United States District Court for the Central District of California (the “Court”) who heard the substantively identical action described above. On August 29, 2017, the judge issued an order for the plaintiff to show cause why his action should not be dismissed in light of the Ninth Circuit Court of Appeals’ decision to affirm the dismissal of the claims described above.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	73

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2017

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2017, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

PIMCO Total Return Fund

Short-Term	Long-Term
$0	$1,174,798
†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$110,576,093	$2,840,636	$(1,932,913)	$907,723
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

16. SUBSEQUENT EVENTS

Effective October 2, 2017, the supervisory and administrative fees for Class A shares decreased by 0.05% to 0.30% causing the Fund’s Total Annual Operating Expenses to decrease for Class A. Supervisory and administrative fees for Class D shares increased by 0.05% to 0.30% causing the Fund’s Total Annual Operating Expenses to increase for Class D.

There were no other subsequent events identified that require recognition or disclosure.

74	PIMCO TOTAL RETURN FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JPM	JPMorgan Chase Bank N.A.
BCY	Barclays Capital, Inc.	JPS	JPMorgan Securities, Inc.
BOA	Bank of America N.A.	MEI	Merrill Lynch International
BOS	Banc of America Securities LLC	MSB	Morgan Stanley Bank, N.A
BPS	BNP Paribas S.A.	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	NAB	National Australia Bank Ltd.
CBK	Citibank N.A.	NGF	Nomura Global Financial Products, Inc.
DBL	Deutsche Bank AG London	NOM	Nomura Securities International Inc.
DUB	Deutsche Bank AG	NXN	Natixis New York
FAR	Wells Fargo Bank National Association	RBC	Royal Bank of Canada
FBF	Credit Suisse International	RDR	RBC Capital Markets
FICC	Fixed Income Clearing Corporation	RYL	Royal Bank of Scotland Group PLC
GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank
GRE	RBS Securities, Inc.	SGY	Societe Generale, New York
GSC	Goldman Sachs & Co.	SOG	Societe Generale
GST	Goldman Sachs International	TOR	Toronto Dominion Bank
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
IND	Crédit Agricole Corporate and Investment Bank S.A.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NZD	New Zealand Dollar
CNH	Chinese Renminbi (Offshore)	RUB	Russian Ruble
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
IDR	Indonesian Rupiah	TRY	Turkish New Lira
ILS	Israeli Shekel	TWD	Taiwanese Dollar
INR	Indian Rupee	USD (or $)	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter
CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.IG	Credit Derivatives Index - Investment Grade	MCDX	Municipal Bond Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	OAT	Obligations Assimilables du Trésor
BTP	Buoni del Tesoro Poliennali	TBA	To-Be-Announced
EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
LIBOR	London Interbank Offered Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	75

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 21–22, 2017, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2018. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2018. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2018.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the

76	PIMCO TOTAL RETURN FUND

(Unaudited)

Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 21–22, 2017 meeting. The Independent Trustees also conducted an in-person meeting and a telephonic meeting with counsel to the Trust and the Independent Trustees on July 21, 2017 and August 18, 2017 respectively, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements the Board received comparative information on the performance as well as the fees and expenses of other peer group funds and share classes. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to potential proposed changes in advisory fees and supervisory and administrative fees for certain series of the Trust. The Board also received supplemental information regarding: profitability of the Trust and PIMCO, potential shareholder and market reaction to the fee changes, the context in which the current supervisory and administrative fees were established and the increased expenses borne by PIMCO in the process of providing administrative and supervisory services.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	77

Approval of Investment Advisory Contract and Other Agreements (Cont.)

available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management, compliance and risk management, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2016, including, but not limited to: continuing enhancement of its analytics and technology systems by upgrading hardware and software; enhancing data processing and security and development of tools and applications to support Portfolio Management, Compliance, Analytics, Risk Management, Client Reporting and Customer Relationship Management; continuing investment in its enterprise risk management function including PIMCO’s cybersecurity program; developing the PIMCO Global Advisory Board and continuing to hire new portfolio managers; expanding the Funds and Operations Group global operating model; developing a website monitoring application to ensure accurate data content; adding staff to fund accounting and financial reporting; engaging a third party to perform an independent assessment of PIMCO’s proprietary accounting application and enhancing the same system to provide portfolio managers with more timely and high quality income reporting; establishing a Fund Treasurer’s Office; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; redesigning shareholder statements to be more user friendly and enable e-delivery; and continuing expansion of the pricing portal and the proprietary performance reconciliation tool.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE

78	PIMCO TOTAL RETURN FUND

(Unaudited)

Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 and other performance data, as available, over short- and long-term periods ended June 30, 2017 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 21–22, 2017 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	79

Approval of Investment Advisory Contract and Other Agreements (Cont.)

respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of March 31, 2017, 91%, 68% and 98% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of June 30, 2017, 82%, 84% and 91% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

80	PIMCO TOTAL RETURN FUND

(Unaudited)

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Funds. The Board noted that, based upon this review, PIMCO may propose advisory fee or supervisory and administrative fee changes where (i) a Fund’s long-term performance warrants additional consideration; (ii) there is a notable aid to market position; (iii) a Fund’s fee does not reflect the current level of supervision or administrative fees provided to the Fund; or (iv) PIMCO would like to change a Fund’s overall strategic positioning.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	81

Approval of Investment Advisory Contract and Other Agreements (Cont.)

services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that, as the Funds’ business has become increasingly complex, and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs, such as service provider costs, are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement

82	PIMCO TOTAL RETURN FUND

(Unaudited)

represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Changes to Advisory Fees and Supervisory and Administration Fees

The Board considered PIMCO’s proposals to increase the supervisory and administrative fees for all classes of the PIMCO Income Fund and Class D for each of the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and the PIMCO Total Return Fund. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering these proposals the Board noted that PIMCO is continuing waivers for certain Funds.

The Board considered the following factors in connection with the increase in the supervisory and administrative fees for all classes of the PIMCO Income Fund: additional supervisory services provided to the Fund; additional data provided in meeting materials; PIMCO senior management time, resources, and oversight provided in connection with overseeing the distinct process and governance structure for managing the Fund’s level dividend strategy; and the potential impact of the fee increase on PIMCO’s profitability. The Board further considered the growth in PIMCO Income Fund assets under management and the Fund’s implementation of a more sophisticated strategy as factors contributing to the need for additional supervisory and administrative resources. In reviewing the higher proposed fee increase for Class D shares of the Income Fund as compared to other share classes, the Trustees also considered the factors discussed below in connection with the fee increase for Class D of certain Funds as the primary drivers for the higher fee increase for Class D shares of the Income Fund.

In considering the proposed fee increase for Class D of certain Funds, the Board reviewed data comparing each of the PIMCO Income Fund, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Total Return Fund fees to their respective “Peer Groups.” The Board noted that the Class D fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Trustees took into account the following primary drivers for the fee increase for Class D of certain Funds: (i) the current Class D pricing does not appropriately

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

account for payments by PIMCO to third parties for sub-transfer agent and sub-accounting services, which payments are trending upward, and (ii) the current legacy pricing of this share class does not adequately include the larger supervisory services necessary to oversee intermediaries.

In considering the proposal to increase the supervisory and administrative fee for Class D of the PIMCO Total Return Fund, the Board noted that the fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering the proposed fee increase the Board reviewed data comparing each of the PIMCO Total Return Fund fees to their respective “Peer Groups.” The Trustees also considered the factors discussed above in connection with the fee increase for Class D of certain Funds as the primary drivers for the fee increase. The Board then discussed the proposed reduction by five basis points of the supervisory and administrative fee for Class A of the PIMCO Total Return Fund. The Board noted PIMCO’s belief that the then current supervisory and administrative fees for the PIMCO Total Return Fund Class A are appropriate in light of the comprehensive supervisory and administrative services performed by PIMCO and associated risks borne by PIMCO with respect to Class A shares of the Fund. The Board noted that, notwithstanding the appropriateness of the then current supervisory and administrative fee, in order to enhance the Fund’s competitive positioning, PIMCO was proposing the five basis point reduction in Class A share supervisory and administrative fees. The Board also noted that if the Class A share and Class D share proposals were both approved, the supervisory and administrative fees for Class A shares and Class D shares of the PIMCO Total Return Fund would be aligned.

The Board considered PIMCO’s proposal to reduce the advisory fee for each of the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Global Advantage® Strategy Bond Fund by five basis points. The Board noted that the reduction of the advisory fee for the PIMCO Global Advantage® Strategy Bond Fund was being proposed in connection with other proposed and upcoming changes to the Fund’s benchmarks. The Board also considered that the proposed reduction in advisory fees for these Funds is in response to each Fund’s challenged performance history and is intended to result in a potential positive reaction from a marketing perspective.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Unconstrained Bond Fund by five basis points, reduce the supervisory and administrative fee by five basis points for each share class of the Fund, and waive the Fund’s advisory fee by one basis point for an initial term through July 31, 2019. The Board considered that the purpose of the proposal is to improve strategic positioning for the Fund. The Board noted that all reductions, increases and fee waivers discussed above would be effective October 2, 2017.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, after the proposals to increase or decrease the fees (as applicable), are reasonable.

84	PIMCO TOTAL RETURN FUND

(Unaudited)

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year due to decreased corporate expenses and expenses paid to third parties. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board further noted PIMCO’s engagement of a third party to review and to make recommendations regarding PIMCO’s processes supporting its profitability estimation materials. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	85

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

86	PIMCO TOTAL RETURN FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4016SAR_093017

PIMCO Funds

Semiannual Report

September 30, 2017

PIMCO TRENDS Managed Futures Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2017, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

During the first half of the reporting period, most risk assets generally gained while global interest rates adjusted higher. Geopolitics, including elections in several countries as well as political controversy in both the U.S. and Brazil, dominated headlines and contributed to brief periods of market volatility. In the U.S., the Federal Reserve (“Fed”) raised the Federal Funds Rate in June by 0.25% to a range of 1.00% to 1.25%, and unveiled details of its plan to gradually unwind its balance sheet. The Fed continued to move away from “zero bound” interest rates as financial conditions eased. As a result, the U.S. Treasury yield curve flattened as front-end yields rose while longer-term interest rates fell, partly reflecting tepid inflationary trends and falling oil prices. A perceived hawkish shift in tone from other major central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”), and the Bank of Canada (“BOC”), helped move most developed market (“DM”) yields higher even as longer-term U.S. interest rates actually fell during this period.

During the second half of the reporting period, geopolitical uncertainties continued, including escalating tensions between the U.S. and North Korea and political turmoil in the U.S., which weighed on yields early in the second quarter, though risk assets were generally resilient. Meanwhile, DM central banks shifted towards a reduction in accommodation that pushed DM yields higher toward the end of the period: For example, the Fed detailed plans to unwind its balance sheet, the BOE and ECB suggested reduced stimulus on the horizon, and the BOC raised interest rates twice after a seven-year gap. Still, the fundamental backdrop remained largely intact and the broader risk rally continued as equities marched higher, credit spreads tightened, and emerging market (“EM”) assets strengthened.

Financial market highlights of the six-month reporting period include:

∎

U.S. Treasury yields rose across the front-end of the yield curve partly due to the Fed’s interest rate hikes, but declined across intermediate and longer-term maturities. The yield on the benchmark ten-year U.S. Treasury note was 2.33% at the end of the reporting period, down from 2.40% on March 31, 2017 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.58% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.31% over the reporting period.

∎	U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 0.46% over the reporting period, as represented by the Bloomberg Barclays U.S. TIPS Index. Real

2	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

yields rose sharply at the front-end of the real yield curve as the Fed raised interest rates twice in March and again in June. The Fed maintained its hawkish tone at its September meeting as it unveiled plans for balance sheet normalization and reiterated intentions of another interest rate hike later in the year. Breakeven rates dipped lower across all maturities as weak Consumer Price Index (“CPI”) reports and tepid wage growth outweighed a recovery in crude oil prices later in the reporting period.

∎

Diversified commodities posted modest losses, as represented by the Bloomberg Commodity Index Total Return, which declined 0.56% over the reporting period. Within energy, gains in gasoline products were offset by losses in natural gas, which sold off on high production data. Within agriculture, soft commodities notably underperformed as sugar spent the first half of the year reversing 2016 gains and was further weighed down by political scandals in Brazil, a large sugar producer. Base metals pushed higher from continued expansionary Chinese activity and a weaker U.S. dollar.

∎

Agency mortgage-backed securities (“MBS”) returned 1.84% over the reporting period, as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index. Despite investor anticipation of Fed balance sheet tapering later in the year, the asset class outperformed like-duration U.S. Treasuries, as interest rates remained range-bound and refinancing was low. Non-Agency MBS continued to perform well due to improving housing fundamentals, limited new issuance, and sustained investor risk appetite.

∎

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 3.73% over the reporting period. Investment grade credit spreads tightened due to corporate earnings strength, relatively low volatility, and strong investor demand for high grade retail mutual funds and exchange-traded funds (“ETFs”). The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 4.22% over the reporting period, benefiting from strong returns from the financial sector, namely banking and insurance.

∎

Tax-exempt municipal bonds returned 3.04% over the reporting period, as represented by the Bloomberg Barclays Municipal Bond Index. The municipal bond market benefited from favorable technical dynamics as the prospects for near-term tax reform declined during the period. High yield municipal bonds outperformed modestly despite a drawdown in Puerto Rico debt following the devastation of Hurricane Maria.

∎

EM debt sectors generally benefited from improving fundamentals as growth remained positive and inflationary pressures waned. External headwinds also receded, with commodity prices remaining range-bound, China finding

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	3

Chairman’s Letter (Cont.)

near-term stability, and the threat of protectionist trade policy fading. Robust inflows into the EM asset class provided an additional boost to performance during the reporting period. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.65% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 7.30% over the reporting period.

∎

Global equities generally posted positive returns in response to continued supportive central bank policies and healthy investor risk appetite. U.S. equities, as represented by the S&P 500 Index, returned 7.71% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 14.66% over the reporting period. Global equities, as represented by the MSCI World Index, returned 9.06% over the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2017

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

The Fund is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political or regulatory developments.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, futures contract risk, model risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk, short exposure risk, tax risk and subsidiary risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk,

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	5

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C

6	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

shares are subject to a 1.00% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Class D, Class A and Class C, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class and Class P shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Class D	Class A	Class C	Diversification Status
PIMCO TRENDS Managed Futures Strategy Fund	12/31/13	12/31/13	12/31/13	12/31/13	12/31/13	12/31/13	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	7

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

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SEMIANNUAL REPORT	SEPTEMBER 30, 2017	9

PIMCO TRENDS Managed Futures Strategy Fund

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	Fund Inception (12/31/13)
PIMCO TRENDS Managed Futures Strategy Fund Institutional Class	0.26%	(1.74)%	3.02%
PIMCO TRENDS Managed Futures Strategy Fund Class P	0.10%	(1.89)%	2.85%
PIMCO TRENDS Managed Futures Strategy Fund Class D	0.00%	(2.11)%	2.63%
PIMCO TRENDS Managed Futures Strategy Fund Class A	(0.05)%	(2.16)%	2.63%
PIMCO TRENDS Managed Futures Strategy Fund Class A (adjusted)	(5.54)%	(7.51)%	1.10%
PIMCO TRENDS Managed Futures Strategy Fund Class C	(0.44)%	(2.88)%	1.86%
PIMCO TRENDS Managed Futures Strategy Fund Class C (adjusted)	(1.43)%	(3.85)%	1.86%
3 Month USD LIBOR Index	0.61%	1.07%	0.55%
Lipper Alternative Managed Futures Funds Average	(2.23)%	(5.12)%	0.96%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratios in effect as of period end, which includes the Acquired Fund Fees and Expenses (Commodity Subsidiary Expenses), were 1.52% for the Institutional Class shares, 1.62% for Class P shares, 1.92% for Class D shares, 1.92% for Class A shares, and 2.67% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Institutional Class - PQTIX	Class P - PQTPX	Class D - PQTDX
Class A - PQTAX	Class C - PQTCX

Allocation Breakdown as of 09/30/2017†§

Corporate Bonds & Notes	50.2%
Short-Term Instruments‡	36.4%
Sovereign Issues	7.0%
U.S. Government Agencies	4.6%
Asset-Backed Securities	1.8%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO TRENDS Managed Futures Strategy Fund seeks positive, risk-adjusted returns, consistent with prudent investment management, by pursuing a quantitative trading strategy intended to capture the persistence of price trends (up and/or down) observed in global financial markets and commodities. The Fund’s investment strategy represents a composite of financial and commodity futures designed to provide exposure to global financial market and commodity price trends. Within the strategy’s allocations, contracts are positioned either long or short based on various characteristics related to their prices. When making allocation decisions for the strategy, PIMCO considers various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. PIMCO uses these qualitative and quantitative factors to help determine the Fund’s target asset allocation and to identify potentially attractive relative value and risk hedging strategies. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Long positions in European and U.S. equity indices contributed to performance, as the indices rallied during the reporting period.

»	Short positions in European equity implied volatility contributed to performance, as implied volatility remained at low levels.

»	Long positions in the Canadian dollar (after May), Hungarian forint, Mexican peso, and Polish zloty contributed to performance.
»	The Fund’s long positions in U.S. and U.K. duration detracted from performance, as a result of reversals to higher interest rates.

»	Positioning within the British pound, Japanese yen, and South Korean won detracted from performance due to sharp price reversals.

»	Positioning within the energy, commodities and gold sector detracted from performance due to sharp price reversals.

»	The collateral portfolio contributed to returns, driven by gains from short-term corporate bonds.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	11

Expense Example PIMCO TRENDS Managed Futures Strategy Fund (Consolidated)

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2017 to September 30, 2017 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,002.60	$5.74	$1,000.00	$1,019.20	$5.79	1.15%
Class P	1,000.00	1,001.00	6.24	1,000.00	1,018.70	6.29	1.25
Class D	1,000.00	1,000.00	7.73	1,000.00	1,017.20	7.80	1.55
Class A	1,000.00	999.50	7.73	1,000.00	1,017.20	7.80	1.55
Class C	1,000.00	995.60	11.44	1,000.00	1,013.46	11.55	2.30

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Benchmark Descriptions

Index*	Benchmark Descriptions

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	13

Financial Highlights PIMCO TRENDS Managed Futures Strategy Fund (Consolidated)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
04/01/2017 - 09/30/2017+	$9.36	$0.03	$(0.01)	$0.02	$(0.02)	$0.00	$0.00	$(0.02)
03/31/2017	9.83	0.00	(0.47)	(0.47)	0.00	0.00	0.00	0.00
03/31/2016	11.18	(0.03)	(0.58)	(0.61)	(0.67)	(0.07)	0.00	(0.74)
03/31/2015	10.16	(0.06)	2.21	2.15	(0.80)	(0.33)	0.00	(1.13)
12/31/2013 - 03/31/2014	10.00	(0.01)	0.17	0.16	0.00	0.00	0.00	0.00
Class P
04/01/2017 - 09/30/2017+	9.36	0.02	(0.01)	0.01	(0.02)	0.00	0.00	(0.02)
03/31/2017	9.84	(0.01)	(0.47)	(0.48)	0.00	0.00	0.00	0.00
03/31/2016	11.16	(0.06)	(0.57)	(0.63)	(0.62)	(0.07)	0.00	(0.69)
03/31/2015	10.16	0.64	1.48	2.12	(0.79)	(0.33)	0.00	(1.12)
12/31/2013 - 03/31/2014	10.00	(0.02)	0.18	0.16	0.00	0.00	0.00	0.00
Class D
04/01/2017 - 09/30/2017+	9.28	0.01	(0.01)	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2017	9.78	(0.04)	(0.46)	(0.50)	0.00	0.00	0.00	0.00
03/31/2016	11.14	(0.01)	(0.64)	(0.65)	(0.64)	(0.07)	0.00	(0.71)
03/31/2015	10.16	(0.09)	2.18	2.09	(0.78)	(0.33)	0.00	(1.11)
12/31/2013 - 03/31/2014	10.00	(0.02)	0.18	0.16	0.00	0.00	0.00	0.00
Class A
04/01/2017 - 09/30/2017+	9.30	0.01	(0.01)	0.00	(0.01)	0.00	0.00	(0.01)
03/31/2017	9.80	(0.04)	(0.46)	(0.50)	0.00	0.00	0.00	0.00
03/31/2016	11.15	(0.08)	(0.57)	(0.65)	(0.63)	(0.07)	0.00	(0.70)
03/31/2015	10.16	0.58	1.52	2.10	(0.78)	(0.33)	0.00	(1.11)
12/31/2013 - 03/31/2014	10.00	(0.03)	0.19	0.16	0.00	0.00	0.00	0.00
Class C
04/01/2017 - 09/30/2017+	9.15	(0.02)	(0.02)	(0.04)	(0.00)	0.00	0.00	(0.00)
03/31/2017	9.71	(0.11)	(0.45)	(0.56)	0.00	0.00	0.00	0.00
03/31/2016	11.07	(0.16)	(0.56)	(0.72)	(0.57)	(0.07)	0.00	(0.64)
03/31/2015	10.14	0.20	1.81	2.01	(0.75)	(0.33)	0.00	(1.08)
12/31/2013 - 03/31/2014	10.00	(0.04)	0.18	0.14	0.00	0.00	0.00	0.00

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

14	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

			Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$9.36	0.26%	$288,868	1.15	%*	1.55	%*	1.14	%*	1.54	%*	0.65%*	30%
9.36	(4.78)	224,976	1.16		1.52		1.15		1.51		0.01	69
9.83	(5.15)	240,075	1.15		1.46		1.15		1.46		(0.33)	49
11.18	21.53	417,166	1.15		1.40		1.15		1.40		(0.40)	40
10.16	1.60	277,870	1.13	*	1.59	*	1.13	*	1.59	*	(0.51)*	69

9.35	0.10	1,314	1.25	*	1.65	*	1.24	*	1.64	*	0.53 *	30
9.36	(4.88)	1,147	1.26		1.62		1.25		1.61		(0.08)	69
9.84	(5.32)	1,101	1.25		1.56		1.25		1.56		(0.55)	49
11.16	21.32	8,677	1.25		1.50		1.25		1.50		1.18	40
10.16	1.60	18	1.23	*	1.69	*	1.23	*	1.69	*	(0.63)*	69

9.28	0.00	53,950	1.55	*	1.95	*	1.54	*	1.94	*	0.23 *	30
9.28	(5.11)	74,242	1.56		1.92		1.55		1.91		(0.39)	69
9.78	(5.51)	92,732	1.55		1.86		1.55		1.86		(0.15)	49
11.14	21.00	38,802	1.55		1.80		1.55		1.80		(0.62)	40
10.16	1.60	340	1.53	*	1.99	*	1.53	*	1.99	*	(0.89)*	69

9.29	(0.05)	4,839	1.55	*	1.95	*	1.54	*	1.94	*	0.23 *	30
9.30	(5.10)	5,537	1.56		1.92		1.55		1.91		(0.39)	69
9.80	(5.54)	9,798	1.55		1.86		1.55		1.86		(0.78)	49
11.15	21.09	23,215	1.55		1.80		1.55		1.80		1.12	40
10.16	1.60	100	1.53	*	1.99	*	1.53	*	1.99	*	(1.09)*	69

9.11	(0.44)	2,513	2.30	*	2.70	*	2.29	*	2.69	*	(0.53)*	30
9.15	(5.77)	3,338	2.31		2.67		2.30		2.66		(1.14)	69
9.71	(6.26)	4,590	2.30		2.61		2.30		2.61		(1.55)	49
11.07	20.15	8,288	2.30		2.55		2.30		2.55		0.57	40
10.14	1.40	41	2.28	*	2.74	*	2.28	*	2.74	*	(1.63)*	69

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	15

Consolidated Statement of Assets and Liabilities PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$292,266
Investments in Affiliates	41,193
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,187
Over the counter	2,354
Deposits with counterparty	21,244
Foreign currency, at value	3,546
Receivable for investments sold	4,500
Receivable for Fund shares sold	532
Interest and/or dividends receivable	1,087
Dividends receivable from Affiliates	58
Reimbursement receivable from PIMCO	45
Total Assets	368,012

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$1,033
Over the counter	6,582
Payable for investments purchased	3,776
Payable for investments in Affiliates purchased	58
Deposits from counterparty	581
Payable for Fund shares redeemed	125
Overdraft due to custodian	3,959
Accrued investment advisory fees	303
Accrued supervisory and administrative fees	96
Accrued distribution fees	13
Accrued servicing fees	2
Total Liabilities	16,528

Net Assets	$351,484

Net Assets Consist of:
Paid in capital	$370,917
Undistributed (overdistributed) net investment income	414
Accumulated undistributed net realized gain (loss)	(20,865)
Net unrealized appreciation (depreciation)	1,018
Net Assets	$351,484

Cost of investments in securities	$291,062
Cost of investments in Affiliates	$41,184
Cost of foreign currency held	$3,564
Cost or premiums of financial derivative instruments, net	$(2,325)

* Includes repurchase agreements of:	$33,028

16	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2017 (Unaudited)

Net Assets:
Institutional Class	$288,868
Class P	1,314
Class D	53,950
Class A	4,839
Class C	2,513
Shares Issued and Outstanding:
Institutional Class	30,867
Class P	140
Class D	5,816
Class A	521
Class C	276
Net Asset Value Per Share Outstanding:
Institutional Class	$9.36
Class P	9.35
Class D	9.28
Class A	9.29
Class C	9.11

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	17

Consolidated Statement of Operations PIMCO TRENDS Managed Futures Strategy Fund

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$2,680
Dividends from Investments in Affiliates	237
Total Income	2,917

Expenses:
Investment advisory fees	2,020
Supervisory and administrative fees	529
Distribution and/or servicing fees - Class D	87
Distribution fees - Class C	10
Servicing fees - Class A	6
Servicing fees - Class C	3
Trustee fees	1
Interest expense	21
Miscellaneous expense	7
Total Expenses	2,684
Waiver and/or Reimbursement by PIMCO	(638)
Net Expenses	2,046

Net Investment Income (Loss)	871

Net Realized Gain (Loss):
Investments in securities	(5)
Exchange-traded or centrally cleared financial derivative instruments	(5,717)
Over the counter financial derivative instruments	951
Foreign currency	68

Net Realized Gain (Loss)	(4,703)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	289
Investments in Affiliates	9
Exchange-traded or centrally cleared financial derivative instruments	1,817
Over the counter financial derivative instruments	2,026
Foreign currency assets and liabilities	23

Net Change in Unrealized Appreciation (Depreciation)	4,164

Net Increase (Decrease) in Net Assets Resulting from Operations	$332

* Foreign tax withholdings	$1

18	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$871	$(365)
Net realized gain (loss)	(4,703)	(513)
Net change in unrealized appreciation (depreciation)	4,164	(15,827)

Net Increase (Decrease) in Net Assets Resulting from Operations	332	(16,705)

Distributions to Shareholders:
From net investment income
Institutional Class	(745)	0
Class P	(3)	0
Administrative Class	0	0 (a)
Class A	(3)	0
Class D	(0)	0
Class C	(0)	0

Total Distributions(b)	(751)	0

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	42,663	(22,390)

Total Increase (Decrease) in Net Assets	42,244	(39,095)

Net Assets:
Beginning of period	309,240	348,335
End of period*	$351,484	$309,240

*Including undistributed (overdistributed) net investment income of:	$414	$294

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Administrative Class Shares liquidated at the close of business on January 13, 2017.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	19

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 83.2%

CORPORATE BONDS & NOTES 47.7%

BANKING & FINANCE 29.3%
AerCap Ireland Capital DAC
4.625% due 10/30/2020	$1,350	$1,437
Ally Financial, Inc.
3.600% due 05/21/2018	1,300	1,312
American Express Credit Corp.
1.875% due 11/05/2018	2,300	2,302
2.369% (US0003M + 1.050%) due 09/14/2020 ~	1,500	1,526
Athene Global Funding
2.564% (US0003M + 1.230%) due 07/01/2022 ~	1,000	1,010
Bank of America Corp.
8.000% (US0003M + 3.630%) due 01/30/2018 ~(e)	1,000	1,015
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.339% (US0003M + 1.020%) due 09/14/2018 ~	2,500	2,520
Barclays PLC
2.000% due 03/16/2018	1,500	1,502
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(e)	3,400	3,599
Citigroup, Inc.
2.624% (US0003M + 1.310%) due 10/26/2020 ~	3,500	3,578
Credit Suisse Group Funding Guernsey Ltd.
3.594% (US0003M + 2.290%) due 04/16/2021 ~	3,100	3,257
Dexia Credit Local S.A.
1.928% (US0003M + 0.600%) due 03/23/2018 ~†	4,000	4,009
Discover Bank
2.000% due 02/21/2018	2,900	2,905
Emirates NBD PJSC
2.864% (US0003M + 1.550%) due 01/26/2020 ~	500	501
Ford Motor Credit Co. LLC
2.140% (US0003M + 0.830%) due 03/12/2019 ~	1,000	1,005
2.243% (US0003M + 0.930%) due 11/04/2019 ~	3,000	3,022
2.244% (US0003M + 0.940%) due 01/09/2018 ~	1,000	1,002
General Motors Financial Co., Inc.
2.664% (US0003M + 1.360%) due 04/10/2018 ~	1,700	1,709
2.864% (US0003M + 1.560%) due 01/15/2020 ~	4,000	4,081

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Goldman Sachs Group, Inc.
2.473% (US0003M + 1.160%) due 04/23/2020 ~	$1,500	$1,525
2.674% (US0003M + 1.360%) due 04/23/2021 ~	3,000	3,068
HSBC Holdings PLC
2.801% (US0003M + 1.500%) due 01/05/2022 ~	2,800	2,891
2.977% (US0003M + 1.660%) due 05/25/2021 ~	2,000	2,074
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017	2,000	2,001
ICICI Bank Ltd.
4.700% due 02/21/2018	1,500	1,516
International Lease Finance Corp.
5.875% due 04/01/2019	1,000	1,054
7.125% due 09/01/2018	1,000	1,047
KEB Hana Bank
3.500% due 10/25/2017	1,000	1,002
Macquarie Bank Ltd.
1.947% (US0003M + 0.630%) due 10/27/2017 ~	1,000	1,000
Macquarie Group Ltd.
3.000% due 12/03/2018	1,700	1,721
Mitsubishi UFJ Financial Group, Inc.
2.104% (US0003M + 0.790%) due 07/25/2022 ~	1,500	1,507
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.000% due 02/28/2018	1,000	1,001
Mizuho Financial Group, Inc.
2.197% (US0003M + 0.880%) due 09/11/2022 ~	2,600	2,609
MUFG Americas Holdings Corp.
1.881% (US0003M + 0.570%) due 02/09/2018 ~	2,000	2,002
Nasdaq, Inc.
1.713% (US0003M + 0.390%) due 03/22/2019 ~	3,000	3,002
Navient Corp.
5.500% due 01/15/2019	2,500	2,590
8.450% due 06/15/2018	500	522
Nordea Bank AB
1.625% due 09/30/2019	4,800	4,771
PACCAR Financial Corp.
1.916% (US0003M + 0.600%) due 12/06/2018 ~	3,475	3,496
PNC Bank N.A.
1.450% due 07/29/2019	4,400	4,372
Santander Holdings USA, Inc.
2.767% (US0003M + 1.450%) due 11/24/2017 ~	1,500	1,503
3.450% due 08/27/2018	1,000	1,013

20	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sumitomo Mitsui Banking Corp.
1.966% due 01/11/2019	$1,100	$1,101
Sumitomo Mitsui Financial Group, Inc.
2.084% (US0003M + 0.780%) due 07/12/2022 ~	2,500	2,503
Synchrony Financial
2.711% (US0003M + 1.400%) due 11/09/2017 ~	1,500	1,502
UBS AG
2.166% (US0003M + 0.850%) due 06/01/2020 ~	3,000	3,037
Wachovia Corp.
5.750% due 02/01/2018	600	608
Wells Fargo & Co.
1.719% (US0003M + 0.400%) due 09/14/2018 ~†	3,500	3,510
1.991% (US0003M + 0.680%) due 01/30/2020 ~	500	505
Westpac Banking Corp.
1.686% (US0003M + 0.370%) due 12/01/2017 ~	1,400	1,401

		102,746

INDUSTRIALS 15.6%
AbbVie, Inc.
2.300% due 05/14/2021	1,000	999
Allergan Funding SCS
2.350% due 03/12/2018	100	100
2.390% (US0003M + 1.080%) due 03/12/2018 ~	1,100	1,104
2.565% (US0003M + 1.255%) due 03/12/2020 ~	2,700	2,751
3.000% due 03/12/2020	900	919
Anheuser-Busch InBev Finance, Inc.
2.571% (US0003M + 1.260%) due 02/01/2021 ~	2,000	2,068
Baxalta, Inc.
2.103% (US0003M + 0.780%) due 06/22/2018 ~	1,700	1,706
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	2,000	1,991
Competition Team Technologies Ltd.
2.125% due 12/13/2017	1,000	1,001
ConocoPhillips Co.
2.215% (US0003M + 0.900%) due 05/15/2022 ~	4,400	4,493
Daimler Finance North America LLC
1.767% (US0003M + 0.450%) due 05/18/2018 ~†	5,000	5,011
DXC Technology Co.
2.266% (US0003M + 0.950%) due 03/01/2021 ~	300	301

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
eBay, Inc.
2.181% (US0003M + 0.870%) due 01/30/2023 ~	$2,500	$2,509
EMC Corp.
1.875% due 06/01/2018	1,000	996
EQT Corp.
2.500% due 10/01/2020 (a)	380	382
Fidelity National Information Services, Inc.
2.850% due 10/15/2018	1,700	1,720
Imperial Brands Finance PLC
2.050% due 02/11/2018	3,500	3,502
KLA-Tencor Corp.
2.375% due 11/01/2017	600	600
Kraft Heinz Foods Co.
1.879% (US0003M + 0.570%) due 02/10/2021 ~	500	501
2.129% (US0003M + 0.820%) due 08/10/2022 ~	500	501
Medtronic, Inc.
2.120% (US0003M + 0.800%) due 03/15/2020 ~	3,000	3,049
NetApp, Inc.
2.000% due 12/15/2017	1,500	1,501
QUALCOMM, Inc.
2.041% (US0003M + 0.730%) due 01/30/2023 ~	500	503
Reckitt Benckiser Treasury Services PLC
1.888% (US0003M + 0.560%) due 06/24/2022 ~	500	502
Reynolds American, Inc.
2.300% due 06/12/2018	600	603
Southern Co.
2.035% (US0003M + 0.700%) due 09/30/2020 ~	3,000	3,022
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	400	403
Tesco PLC
5.500% due 11/15/2017	3,000	3,015
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018	3,400	3,388
Thermo Fisher Scientific, Inc.
2.150% due 12/14/2018	2,600	2,612
Time Warner Cable LLC
6.750% due 07/01/2018	2,500	2,589
Tyson Foods, Inc.
2.650% due 08/15/2019	400	405
VMware, Inc.
2.300% due 08/21/2020	100	100

		54,847

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	21

Consolidated Schedule of Investments PIMCO TRENDS Managed  Futures Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 2.8%
AT&T, Inc.
2.254% (US0003M + 0.950%) due 07/15/2021 ~	$1,000	$1,013
2.263% (US0003M + 0.930%) due 06/30/2020 ~†	3,700	3,752
Cleveland Electric Illuminating Co.
7.880% due 11/01/2017	2,500	2,511
Sinopec Capital Ltd.
1.875% due 04/24/2018	500	500
Verizon Communications, Inc.
2.321% (US0003M + 1.000%) due 03/16/2022 ~	1,800	1,827
2.946% due 03/15/2022	200	203

		9,806

Total Corporate Bonds & Notes (Cost $166,296)		167,399

U.S. GOVERNMENT AGENCIES 4.4%
Fannie Mae
1.514% (LIBOR01M + 0.290%) due 12/25/2017 ~	125	125
1.587% (LIBOR01M + 0.350%) due 05/25/2043 ~	923	919
1.817% (LIBOR01M + 0.580%) due 07/25/2041 ~	2,084	2,104
Freddie Mac
1.634% (LIBOR01M + 0.400%) due 11/15/2043 ~	2,153	2,160
1.784% (LIBOR01M + 0.550%) due 01/15/2042 ~	772	779
Ginnie Mae
1.601% (US0001M + 0.370%) due 06/20/2061 ~	2,437	2,438
1.731% (US0001M + 0.500%) due 03/20/2065 ~	1,569	1,571
NCUA Guaranteed Notes
1.791% (LIBOR01M + 0.560%) due 12/08/2020 ~	5,242	5,275

Total U.S. Government Agencies (Cost $15,329)		15,371

ASSET-BACKED SECURITIES 1.7%
Discover Card Execution Note Trust
1.774% (LIBOR01M + 0.540%) due 09/15/2021 ~	1,500	1,510
Madison Park Funding Ltd.
1.540% (US0003M + 0.223%) due 02/26/2021 ~	123	123

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Navient Student Loan Trust
1.557% (US0001M + 0.320%) due 07/25/2030 ~	$1,491	$1,492
SLM Student Loan Trust
1.404% (US0003M + 0.090%) due 10/25/2024 ~	1,700	1,699
1.687% (US0001M + 0.450%) due 09/25/2043 ~	1,157	1,158
SMB Private Education Loan Trust
1.834% (US0001M + 0.600%) due 07/17/2023 ~	85	85

Total Asset-Backed Securities (Cost $6,013)		6,067

SOVEREIGN ISSUES 6.6%
Japan Bank for International Cooperation
1.669% (US0003M + 0.360%) due 11/13/2018 ~†	9,000	8,989
Japan Finance Organization for Municipalities
2.500% due 09/12/2018	1,000	1,005
Korea Expressway Corp.
1.875% due 10/22/2017	1,200	1,200
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	2,400	2,415
Province of Quebec
1.587% (US0003M + 0.280%) due 07/21/2019 ~†	9,600	9,638

Total Sovereign Issues (Cost $23,250)		23,247

SHORT-TERM INSTRUMENTS 22.8%

COMMERCIAL PAPER 10.7%
Boston Scientific Corp.
1.624% due 10/19/2017	3,200	3,198
Enbridge (U.S.), Inc.
1.492% due 10/18/2017	4,200	4,197
Enbridge Energy Partners LP
2.294% due 12/14/2017	2,000	1,993
Energy Transfer Partners
2.234% due 10/10/2017	5,000	4,997
Exelon Generation Co. LLC
0.000% due 11/03/2017	3,400	3,396
HP, Inc.
1.842% due 03/26/2018	3,100	3,080
Humana, Inc.
1.492% due 10/18/2017	5,200	5,195
Marriott International
1.523% due 11/02/2017	3,500	3,495
ONEOK, Inc.
1.898% due 10/02/2017	2,000	2,000

22	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Plains All American Pipeline LP
2.490% due 10/23/2017	$3,000	$2,997
WPP CP Finance PLC
1.627% due 10/03/2017	3,100	3,099

		37,647

REPURCHASE AGREEMENTS (f) 9.4%
		33,028

SHORT-TERM NOTES 0.9%
Federal Home Loan Bank
1.014% due 10/04/2017 †(c)(d)	2,300	2,300
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	900	900

		3,200

U.S. TREASURY BILLS 1.8%
1.016% due 11/09/2017 - 01/04/2018 (b)(c)(h)(j)	6,319	6,307

Total Short-Term Instruments (Cost $80,174)		80,182

Total Investments in Securities (Cost $291,062)		292,266

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 11.7%

SHORT-TERM INSTRUMENTS 11.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.7%
PIMCO Short-Term Floating NAV Portfolio III	3,255,010	$32,176
PIMCO Short-Term Floating NAV Portfolio IV	900,235	9,017

Total Short-Term Instruments (Cost $41,184)		41,193

Total Investments in Affiliates (Cost $41,184)		41,193

Total Investments 94.9% (Cost $332,246)		$333,459

Financial Derivative Instruments (g)(i) (1.2)% (Cost or Premiums, net $(2,325))		(4,074)

Other Assets and Liabilities, net 6.3%		22,099

Net Assets 100.0%		$351,484

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VIII, Ltd., which is a 100% owned subsidiary of the Fund.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	23

Consolidated Schedule of Investments PIMCO TRENDS Managed  Futures Strategy Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	1.210% †	09/29/2017	10/02/2017	$32,300	U.S. Treasury Bonds 3.000% - 3.125% due 08/15/2044 - 11/15/2044	$(32,998)	$32,300	$32,303
SSB	0.200 †	09/29/2017	10/02/2017	728	U.S. Treasury Notes 1.625% due 04/30/2019(2)	(747)	728	728

Total Repurchase Agreements						$(33,745)	$33,028	$33,031

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
PIMCO TRENDS Managed Futures Strategy Fund
PIMCO Cayman Commodity Fund VIII, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
BOS	$32,303	$0	$0	$32,303	$(32,998)	$(695)
SSB	728	0	0	728	(747)	(19)

Total Borrowings and Other Financing Transactions	$33,031	$0	$0

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	742	$	181,688	$(214)	$0	$(74)
Aluminum December Futures †	12/2017	37		1,942	13	0	0
Brent Crude February Futures †	02/2018	133		7,505	148	0	(40)
Brent Crude January Futures †	11/2017	12		679	68	0	(4)
CAC 40 Index October Futures	10/2017	310	EUR	19,516	319	178	0

24	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Copper December Futures †	12/2017	27	$	1,995	$193	$0	$(18)
DAX Index December Futures	12/2017	50	EUR	18,907	332	217	0
E-mini NASDAQ 100 Index December Futures	12/2017	28	$	3,350	22	25	0
E-mini S&P 500 Index December Futures	12/2017	146		18,368	292	61	0
Euro-BTP Italy Government Bond December Futures	12/2017	41	EUR	6,540	(26)	23	0
Euro-OAT France Government 10-Year Bond December Futures	12/2017	95		17,419	(109)	27	(14)
FTSE/MIB Index December Futures	12/2017	218		29,156	540	148	(41)
Gold 100 oz. December Futures †	12/2017	34	$	4,368	(44)	0	(13)
Gold 100 oz. February Futures †	02/2018	37		4,769	(130)	0	(14)
Hang Seng China Enterprises Index October Futures	10/2017	38	HKD	2,653	(3)	19	(86)
New York Harbor ULSD December Futures †	12/2017	76	$	5,765	570	0	(40)
New York Harbor ULSD Janurary Futures †	01/2018	58		4,392	131	0	(26)
Nickel December Futures †	12/2017	5		315	3	0	0
Nikkei 225 Index December Futures	12/2017	335	JPY	30,300	623	85	(38)
RBOB Gasoline December Futures †	12/2017	156	$	10,344	741	0	(120)
RBOB Gasoline Janurary Futures †	01/2018	15		994	(13)	0	(10)
Russell 2000 Mini Index December Futures	12/2017	207		15,452	568	3	0
S&P/Toronto Stock Exchange 60 December Futures	12/2017	190	CAD	27,979	332	82	(1)
SPI 200 Index December Futures	12/2017	136	AUD	15,116	(6)	69	(4)
WTI Crude February Futures †	02/2018	66	$	3,447	(28)	1	0
WTI Crude January Futures †	01/2018	19		991	24	1	0
Zinc February Futures †	02/2018	71		5,602	76	0	0

					$4,422	$939	$(543)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Arabica Coffee December Futures †	12/2017	30	$	(1,441)	$48	$5	$0
Arabica Coffee March Futures †	03/2018	32		(1,580)	15	6	0
Corn December Futures †	12/2017	513		(9,112)	202	0	(70)
Euro STOXX 50 December Futures	12/2017	11	EUR	(465)	(10)	0	(4)
FTSE 100 Index December Futures	12/2017	87	GBP	(8,545)	(49)	0	(43)
Lean Hogs December Futures †	12/2017	36	$	(863)	(23)	0	(24)
Lean Hogs February Futures †	02/2018	68		(1,769)	(69)	0	(46)
Natural Gas December Futures †	11/2017	45		(1,431)	(13)	1	0
OMX Stockholm 30 Index October Futures	10/2017	174	SEK	(3,497)	(126)	0	(29)
Soybean January Futures †	01/2018	94	$	(4,599)	(167)	0	(39)
Sugar No. 11 March Futures †	02/2018	266		(4,201)	28	0	(45)
Volatility S&P 500 Index October Futures	10/2017	218		(2,545)	382	55	0
VSTOXX Mini October Futures	10/2017	1,989	EUR	(3,279)	373	94	0
Wheat December Futures †	12/2017	154	$	(3,452)	(49)	52	0

					$542	$213	$(300)

Total Futures Contracts					$4,964	$1,152	$(843)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	25

Consolidated Schedule of Investments PIMCO TRENDS Managed  Futures Strategy Fund (Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	Semi-Annual	06/21/2022	$	24,100	$(517)	$(228)	$(745)	$0	$(40)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		11,700	803	(13)	790	22	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		7,000	(985)	(237)	(1,222)	13	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	09/20/2027	EUR	46,400	744	(203)	541	0	(7)
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	12/20/2026	JPY	12,290,000	(2,383)	(205)	(2,588)	0	(143)

							$(2,338)	$(886)	$(3,224)	$35	$(190)

Total Swap Agreements							$(2,338)	$(886)	$(3,224)	$35	$(190)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
PIMCO TRENDS Managed Futures Strategy Fund(1)	$0	$1,086	$35	$1,121	$0	$(334)	$(190)	$(524)
PIMCO Cayman Commodity Fund VIII, Ltd. (Subsidiary)(1)	0	66	0	66	0	(509)	0	(509)

Total Exchange-Traded or Centrally Cleared	$ 0	$1,152	$35	$1,187	$0	$(843)	$(190)	$(1,033)

(h)	Securities with an aggregate market value of $1,489 and cash of $20,013 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	11/2017		NZD	8,600	$		6,195	$0	$(12)
BOA	11/2017		CAD	3,100			2,547	62	0
	11/2017		IDR	41,870,770			3,100	2	0
	11/2017		ILS	6,823			1,900	0	(33)
	11/2017	$		3,500		CLP	2,233,945	0	(12)
	11/2017			5,900		COP	17,953,700	185	0
	11/2017			20,406		GBP	15,375	221	0
	11/2017			2,200		ILS	7,789	7	0
	11/2017			13,879		MXN	250,525	0	(206)

26	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2017	$		7,000		RUB	410,365	$63	$0
	11/2017			2,000		ZAR	26,567	0	(50)
BPS	10/2017			202		EUR	169	0	(2)
	10/2017			1,176		NOK	9,345	0	(2)
	11/2017		NOK	9,345	$		1,177	2	0
	11/2017	$		17,739		THB	589,773	0	(48)
BRC	11/2017		IDR	22,941,500	$		1,700	2	0
	11/2017	$		2,300		COP	6,810,300	8	0
CBK	10/2017		EUR	3,134	$		3,739	35	0
	10/2017	$		447		EUR	370	0	(10)
	10/2017			1,379		JPY	155,600	3	0
	11/2017		JPY	918,100	$		8,318	149	(3)
	11/2017		PEN	10,509			3,200	0	(15)
	11/2017	$		4,061		BRL	12,900	0	(10)
	11/2017			9,400		KRW	10,567,480	0	(169)
	11/2017			8,732		PEN	28,501	0	(12)
	11/2017			9,314		RON	35,886	0	(81)
	11/2017			1,288		RUB	78,923	71	0
	11/2017			1,453		ZAR	19,582	0	(15)
DUB	11/2017			8,900		ILS	31,444	7	0
	11/2017			3,700		RUB	219,244	73	0
GLM	10/2017		CAD	436	$		349	0	0
	10/2017		CHF	610			636	6	0
	10/2017		GBP	792			1,051	0	(10)
	10/2017	$		289		EUR	241	0	(4)
	11/2017		BRL	22,800	$		7,103	0	(58)
	11/2017		GBP	13,250			17,078	0	(698)
	11/2017		HUF	5,632,378			21,300	0	(91)
	11/2017		INR	419,180			6,400	39	(24)
	11/2017		KRW	11,162,679			9,800	49	0
	11/2017		MXN	32,500			1,806	32	0
	11/2017		PLN	41,958			11,400	0	(98)
	11/2017		RON	27,070			6,900	0	(64)
	11/2017		TRY	17,378			4,800	0	(22)
	11/2017	$		36,039		AUD	45,300	0	(522)
	11/2017			7,819		BRL	24,725	0	(54)
	11/2017			15,907		CLP	10,413,270	349	0
	11/2017			8,700		COP	25,501,500	9	(67)
	11/2017			9,785		GBP	7,375	109	0
	11/2017			17,274		HUF	4,418,242	0	(494)
	11/2017			17,321		INR	1,120,431	0	(254)
	11/2017			14,201		JPY	1,562,500	0	(292)
	11/2017			7,542		KRW	8,446,389	0	(163)
	11/2017			2,058		NOK	16,000	0	(48)
	11/2017			4,200		PHP	214,834	12	0
	11/2017			2,300		RUB	134,343	12	0
	11/2017			4,300		THB	143,405	2	0
	11/2017			6,600		TRY	23,990	57	0
	11/2017		ZAR	66,871	$		5,000	91	0
HUS	11/2017		NZD	60,600			43,911	173	0
	11/2017	$		41,783		CAD	52,100	0	(17)
	11/2017			39,964		NOK	314,870	0	(398)
	11/2017			16,166		PLN	58,198	0	(217)
	11/2017			2,500		ZAR	32,909	0	(84)
JPM	10/2017		AUD	406	$		322	3	0
	10/2017		NZD	1,116			798	0	(8)
	11/2017		AUD	41,400			32,509	49	0
	11/2017		JPY	3,000,000			26,786	143	(62)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	27

Consolidated Schedule of Investments PIMCO TRENDS Managed  Futures Strategy Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2017		MXN	162,000	$		8,863	$21	$0
	11/2017		NOK	248,000			31,140	0	(23)
	11/2017		SGD	2,862			2,100	0	(11)
	11/2017	$		7,982		AUD	10,000	0	(141)
	11/2017			6,905		JPY	762,500	0	(117)
	11/2017			19,105		NZD	25,900	0	(412)
	12/2017		HKD	1,434	$		184	0	0
MSB	11/2017		BRL	5,700			1,813	23	0
	11/2017		KRW	2,371,469			2,100	28	0
	11/2017	$		13,018		IDR	175,478,078	0	(33)
RBC	10/2017		SEK	775	$		98	2	0
SCX	10/2017		JPY	155,600			1,436	53	0
	10/2017		NOK	9,345			1,212	39	0
	10/2017	$		706		SEK	5,580	0	(21)
	11/2017		THB	73,111	$		2,200	7	0
	11/2017	$		43,906		NZD	58,900	0	(1,395)
SOG	11/2017			17,494		SGD	23,723	3	0
UAG	11/2017			13,768		GBP	10,375	151	0

Total Forward Foreign Currency Contracts								$2,352	$(6,582)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Put - OTC AUD versus USD	$	0.725	10/03/2017	AUD	24,000	$2	$0
	Put - OTC AUD versus USD		0.730	10/19/2017		1,000	0	0
	Put - OTC GBP versus USD		1.225	10/12/2017	GBP	18,000	3	0
	Call - OTC USD versus CAD	CAD	1.325	10/06/2017	$	10,000	1	0
	Call - OTC USD versus CAD		1.295	10/13/2017		9,800	1	0
	Call - OTC USD versus JPY	JPY	120.000	10/12/2017		13,500	1	0
	Call - OTC USD versus NOK	NOK	8.660	10/24/2017		30,000	3	1
CBK	Put - OTC AUD versus USD	$	0.645	12/08/2017	AUD	28,000	2	1

							$13	$2

Total Purchased Options							$13	$2

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
AZD	$0	$0	$0	$0	$(12)	$0	$0	$(12)	$(12)	$82	$70
BOA	540	0	0	540	(301)	0	0	(301)	239	(230)	9
BPS	2	1	0	3	(52)	0	0	(52)	(49)	0	(49)
BRC	10	0	0	10	0	0	0	0	10	0	10
CBK	258	1	0	259	(315)	0	0	(315)	(56)	0	(56)
DUB	80	0	0	80	0	0	0	0	80	0	80
GLM	767	0	0	767	(2,963)	0	0	(2,963)	(2,196)	2,011	(185)

28	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
HUS	$173	$0	$0	$173	$(716)	$0	$0	$(716)	$(543)	$477	$(66)
JPM	216	0	0	216	(774)	0	0	(774)	(558)	700	142
MSB	51	0	0	51	(33)	0	0	(33)	18	0	18
RBC	2	0	0	2	0	0	0	0	2	0	2
SCX	99	0	0	99	(1,416)	0	0	(1,416)	(1,317)	1,549	232
SOG	3	0	0	3	0	0	0	0	3	0	3
UAG	151	0	0	151	0	0	0	0	151	(350)	(199)

Total Over the Counter	$2,352	$2	$0	$2,354	$(6,582)	$0	$0	$(6,582)

(j)	Securities with an aggregate market value of $4,819 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$66	$0	$1,036	$0	$50	$1,152
Swap Agreements	0	0	0	0	35	35

	$66	$0	$1,036	$0	$85	$1,187

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,352	$0	$2,352
Purchased Options	0	0	0	2	0	2

	$0	$0	$0	$2,354	$0	$2,354

	$66	$0	$1,036	$2,354	$85	$3,541

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$509	$0	$246	$0	$88	$843
Swap Agreements	0	0	0	0	190	190

	$509	$0	$246	$0	$278	$1,033

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,582	$0	$6,582

	$509	$0	$246	$6,582	$278	$7,615

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	29

Consolidated Schedule of Investments PIMCO TRENDS Managed  Futures Strategy Fund (Cont.)

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(6,133)	$0	$4,112	$0	$(238)	$(2,259)
Swap Agreements	0	0	0	0	(3,458)	(3,458)

	$(6,133)	$0	$4,112	$0	$(3,696)	$(5,717)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$998	$0	$998
Purchased Options	0	0	0	(47)	0	(47)

	$0	$0	$0	$951	$0	$951

	$(6,133)	$0	$4,112	$951	$(3,696)	$(4,766)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$1,150	$0	$2,185	$0	$(350)	$2,985
Swap Agreements	0	0	0	0	(1,168)	(1,168)

	$1,150	$0	$2,185	$0	$(1,518)	$1,817

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,037	$0	$2,037
Purchased Options	0	0	0	(11)	0	(11)

	$0	$0	$0	$2,026	$0	$2,026

	$1,150	$0	$2,185	$2,026	$(1,518)	$3,843

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$102,746	$0	$102,746
Industrials	0	54,847	0	54,847
Utilities	0	9,806	0	9,806
U.S. Government Agencies	0	15,371	0	15,371
Asset-Backed Securities	0	6,067	0	6,067
Sovereign Issues	0	23,247	0	23,247
Short-Term Instruments
Commercial Paper	3,396	34,251	0	37,647
Repurchase Agreements	0	33,028	0	33,028
Short-Term Notes	0	3,200	0	3,200
U.S. Treasury Bills	0	6,307	0	6,307
	$3,396	$288,870	$0	$292,266

30	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$41,193	$0	$0	$41,193

Total Investments	$44,589	$288,870	$0	$333,459

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,152	35	0	1,187
Over the counter	0	2,354	0	2,354
	$1,152	$2,389	$0	$3,541

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(843)	(190)	0	(1,033)
Over the counter	0	(6,582)	0	(6,582)
	$(843)	$(6,772)	$0	$(7,615)

Total Financial Derivative Instruments	$309	$(4,383)	$0	$(4,074)

Totals	$44,898	$284,487	$0	$329,385

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	31

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Class D, Class A and Class C shares of the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign

32	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2017

exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	33

Notes to Financial Statements (Cont.)

practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05 which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

34	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2017

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	35

Notes to Financial Statements (Cont.)

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight

36	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2017

Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	37

Notes to Financial Statements (Cont.)

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

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Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	39

Notes to Financial Statements (Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,046	$217,630	$(189,500)	$0	$0	$32,176	$229	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

Investment in PIMCO Short-Term Floating NAV Portfolio IV

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$9,008	$0	$0	$9	$9,017	$8	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price

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and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations (“CMOs”)  are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	41

Notes to Financial Statements (Cont.)

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

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(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	43

Notes to Financial Statements (Cont.)

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

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For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	45

Notes to Financial Statements (Cont.)

minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund may decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure used to understand a security’s or Fund’s interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Fund currently faces a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, the Fund

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September 30, 2017

may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of purchase or redemption requests. Large shareholder transactions may impact the Fund’s liquidity and net asset value. Such transactions may also increase the Fund’s transaction costs or otherwise cause the Fund to perform differently than intended. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	47

Notes to Financial Statements (Cont.)

make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, seeks to minimize counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. MASTER ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash

48	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2017

pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To Be Announced (“TBA”) securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	49

Notes to Financial Statements (Cont.)

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class P	Class D	Class A	Class C
1.15%(1)	0.25%	0.35%	0.40%	0.40%	0.40%
(1)	PIMCO has contractually agreed, through July 31, 2018, to reduce its advisory fee by 0.25% of the average daily net assets of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing

50	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

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fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%

Distribution and/or Servicing Fee
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2017, the Distributor retained $4,268,594 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	51

Notes to Financial Statements (Cont.)

attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000, the valuation oversight committee lead receives an additional annual retainer of $11,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $5,750) and the governance committee chair receives an additional annual retainer of $4,500. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Fee Waiver Agreement, PIMCO contractually agreed to reduce its Advisory Fee for the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At September 30, 2017, there were no recoverable amounts.

(f) Acquired Fund Fees and Expenses PIMCO Cayman Commodity Fund VIII, Ltd. (the “Commodity Subsidiary”), has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2017, the amount was $235,017. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

52	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2017

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2017, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$18,353	$40,007

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2017, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$59,534	$64,093

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	53

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares		Amount

Receipts for shares sold
Institutional Class	10,326	$97,022	4,454		$42,484
Class P	68	647	127		1,208
Administrative Class	0	0	1	(a)	8	(a)
Class D	839	7,803	1,823		17,263
Class A	64	579	212		2,039
Class C	18	164	147		1,377

Issued as reinvestment of distributions
Institutional Class	77	733	0		0
Class P	0	3	0		0
Administrative Class	0	0	0	(a)	0	(a)
Class D	0	0	0		0
Class A	0	3	0		0
Class C	0	0	0		0

Cost of shares redeemed
Institutional Class	(3,559)	(33,422)	(4,845)		(46,205)
Class P	(51)	(480)	(116)		(1,100)
Administrative Class	0	0	(5	)(a)	(45	)(a)
Class D	(3,025)	(28,126)	(3,300)		(31,201)
Class A	(138)	(1,283)	(616)		(5,835)
Class C	(107)	(980)	(255)		(2,383)
Net increase (decrease) resulting from Fund share transactions	4,512	$42,663	(2,373)		$(22,390)
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Administrative Class Shares liquidated at the close of business on January 13, 2017.

As of September 30, 2017, two shareholders each owned 10% or more of the Portfolio’s total outstanding shares comprising 30% of the Fund, and each of the two shareholders are related parties of the Fund. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued

54	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

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share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the Commodity Subsidiary to the Fund (amounts in thousands†).

Date of Incorporation	09/06/2013
Subscription Agreement	09/20/2013
Consolidated Fund Net Assets	$351,484
Subsidiary % of Fund Net Assets	21.3%
Subsidiary Financial Statement Information
Total assets	$75,576
Total liabilities	$555
Net assets	$75,021
Total income	$459
Net investment income (loss)	$224
Net realized gain (loss)	$(6,125)
Net change in unrealized appreciation (depreciation)	$1,160
Increase (decrease) in net assets resulting from operations	$(4,741)
†	A zero balance may reflect actual amounts rounding to less than one thousand.

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	55

Notes to Financial Statements (Cont.)

The Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

The Fund may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which invests primarily in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and/or other fixed income instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Commodity Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Fund’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

The IRS recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to the Commodity Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Commodity Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

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Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2017, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

PIMCO TRENDS Managed Futures Strategy Fund

Short-Term	Long-Term
$10,408	$4,656
†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
$330,759	$8,812	$(8,599)	$213
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	57

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	HUS	HSBC Bank USA N.A.
BOA	Bank of America N.A.	JPM	JPMorgan Chase Bank N.A.
BOS	Banc of America Securities LLC	MSB	Morgan Stanley Bank, N.A
BPS	BNP Paribas S.A.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	SCX	Standard Chartered Bank
DUB	Deutsche Bank AG	SOG	Societe Generale
GLM	Goldman Sachs Bank USA	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	PEN	Peruvian New Sol
CLP	Chilean Peso	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
EUR	Euro	RON	Romanian New Leu
GBP	British Pound	RUB	Russian Ruble
HKD	Hong Kong Dollar	SEK	Swedish Krona
HUF	Hungarian Forint	SGD	Singapore Dollar
IDR	Indonesian Rupiah	THB	Thai Baht
ILS	Israeli Shekel	TRY	Turkish New Lira
INR	Indian Rupee	USD (or $)	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

Exchange Abbreviations:
FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
DAX	Deutscher Aktien Index 30	ULSD	Ultra-Low Sulfur Diesel
FTSE/MIB	Borsa Italiana’s 40 Most Liquid/Capitalized Italian Shares Equity Index	US0001M	1 Month USD Swap Rate
LIBOR01M	1 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
OMX	Stockholm 30 Index
S&P 500	Standard & Poor’s 500 Index	USSW5	5 Year USSW Rate
		VSTOXX	Euro Stoxx 50 Volatility Index

Other Abbreviations:
BTP	Buoni del Tesoro Poliennali	oz.	Ounce
DAC	Designated Activity Company	RBOB	Reformulated Blendstock for Oxygenate Blending
EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
LIBOR	London Interbank Offered Rate	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
NCUA	National Credit Union Administration	WTI	West Texas Intermediate
OAT	Obligations Assimilables du Trésor

58	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 21–22, 2017, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2018. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2018. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2018.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 21–22, 2017 meeting. The Independent Trustees also conducted an in-person meeting and a telephonic meeting with counsel to the Trust and the Independent Trustees on July 21, 2017 and August 18, 2017 respectively, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements the Board received comparative information on the performance as well as the fees and expenses of other peer group funds and share classes. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to potential proposed changes in advisory fees and supervisory and administrative fees for certain series of the Trust. The Board also received supplemental information regarding: profitability of the Trust and PIMCO, potential shareholder and market reaction to the fee changes, the context in which the current supervisory and administrative fees were established and the increased expenses borne by PIMCO in the process of providing administrative and supervisory services.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes

60	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management, compliance and risk management, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2016, including, but not limited to: continuing enhancement of its analytics and technology systems by upgrading hardware and software; enhancing data processing and security and development of tools and applications to support Portfolio Management, Compliance, Analytics, Risk Management, Client Reporting and Customer Relationship Management; continuing investment in its enterprise risk management function including PIMCO’s cybersecurity program; developing the PIMCO Global Advisory Board and continuing to hire new portfolio managers; expanding the Funds and Operations Group global operating model; developing a website monitoring application to ensure accurate data content; adding staff to fund accounting and financial reporting; engaging a third party to perform an independent assessment of PIMCO’s proprietary accounting application and enhancing the same system to provide portfolio managers with more timely and high quality income reporting; establishing a Fund Treasurer’s Office; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; redesigning shareholder statements to be more user friendly and enable e-delivery; and continuing expansion of the pricing portal and the proprietary performance reconciliation tool.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 and other performance data, as available, over short- and long-term periods ended June 30, 2017 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 21–22, 2017 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their

62	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of March 31, 2017, 91%, 68% and 98% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of June 30, 2017, 82%, 84% and 91% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Funds. The Board noted that, based upon this review, PIMCO may propose advisory fee or supervisory and administrative fee changes where (i) a Fund’s long-term performance warrants additional consideration; (ii) there is a notable aid to market position; (iii) a Fund’s fee does not reflect the current level of supervision or administrative fees provided to the Fund; or (iv) PIMCO would like to change a Fund’s overall strategic positioning.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder

64	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that, as the Funds’ business has become increasingly complex, and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs, such as service provider costs, are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Changes to Advisory Fees and Supervisory and Administration Fees

The Board considered PIMCO’s proposals to increase the supervisory and administrative fees for all classes of the PIMCO Income Fund and Class D for each of the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and the PIMCO Total Return Fund. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering these proposals the Board noted that PIMCO is continuing waivers for certain Funds.

The Board considered the following factors in connection with the increase in the supervisory and administrative fees for all classes of the PIMCO Income Fund: additional supervisory services provided to the Fund; additional data provided in meeting materials; PIMCO senior management time, resources, and oversight provided in connection with overseeing the distinct process and governance structure for managing the Fund’s level dividend strategy; and the potential impact of the fee increase on PIMCO’s profitability. The Board further considered the growth in PIMCO Income Fund assets under management and the Fund’s implementation of a more sophisticated strategy as factors contributing to the need for additional supervisory and administrative resources. In reviewing the higher proposed fee increase for Class D shares of the Income Fund as compared to other share classes, the Trustees also considered the factors discussed below in connection with the fee increase for Class D of certain Funds as the primary drivers for the higher fee increase for Class D shares of the Income Fund.

In considering the proposed fee increase for Class D of certain Funds, the Board reviewed data comparing each of the PIMCO Income Fund, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Total Return Fund fees to their respective “Peer Groups.” The Board noted that the Class D fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Trustees took into account the following primary drivers for the fee increase for Class D of certain Funds: (i) the current Class D pricing does not appropriately

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(Unaudited)

account for payments by PIMCO to third parties for sub-transfer agent and sub-accounting services, which payments are trending upward, and (ii) the current legacy pricing of this share class does not adequately include the larger supervisory services necessary to oversee intermediaries.

In considering the proposal to increase the supervisory and administrative fee for Class D of the PIMCO Total Return Fund, the Board noted that the fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering the proposed fee increase the Board reviewed data comparing each of the PIMCO Total Return Fund fees to their respective “Peer Groups.” The Trustees also considered the factors discussed above in connection with the fee increase for Class D of certain Funds as the primary drivers for the fee increase. The Board then discussed the proposed reduction by five basis points of the supervisory and administrative fee for Class A of the PIMCO Total Return Fund. The Board noted PIMCO’s belief that the then current supervisory and administrative fees for the PIMCO Total Return Fund Class A are appropriate in light of the comprehensive supervisory and administrative services performed by PIMCO and associated risks borne by PIMCO with respect to Class A shares of the Fund. The Board noted that, notwithstanding the appropriateness of the then current supervisory and administrative fee, in order to enhance the Fund’s competitive positioning, PIMCO was proposing the five basis point reduction in Class A share supervisory and administrative fees. The Board also noted that if the Class A share and Class D share proposals were both approved, the supervisory and administrative fees for Class A shares and Class D shares of the PIMCO Total Return Fund would be aligned.

The Board considered PIMCO’s proposal to reduce the advisory fee for each of the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Global Advantage® Strategy Bond Fund by five basis points. The Board noted that the reduction of the advisory fee for the PIMCO Global Advantage® Strategy Bond Fund was being proposed in connection with other proposed and upcoming changes to the Fund’s benchmarks. The Board also considered that the proposed reduction in advisory fees for these Funds is in response to each Fund’s challenged performance history and is intended to result in a potential positive reaction from a marketing perspective.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Unconstrained Bond Fund by five basis points, reduce the supervisory and administrative fee by five basis points for each share class of the Fund, and waive the Fund’s advisory fee by one basis point for an initial term through July 31, 2019. The Board considered that the purpose of the proposal is to improve strategic positioning for the Fund. The Board noted that all reductions, increases and fee waivers discussed above would be effective October 2, 2017.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, after the proposals to increase or decrease the fees (as applicable), are reasonable.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year due to decreased corporate expenses and expenses paid to third parties. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board further noted PIMCO’s engagement of a third party to review and to make recommendations regarding PIMCO’s processes supporting its profitability estimation materials. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’

68	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	69

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4017SAR_093017

PIMCO Funds

Semiannual Report

September 30, 2017

Real Return Strategy Funds

PIMCO Real Return Asset Fund

PIMCO Real Return Limited Duration Fund

PIMCO RealEstateRealReturn Strategy Fund

PIMCO CommoditiesPLUS® Strategy Fund

PIMCO Inflation Response Multi-Asset Fund

(1)	Consolidated Schedule of Investments

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2017, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

During the first half of the reporting period, most risk assets generally gained while global interest rates adjusted higher. Geopolitics, including elections in several countries as well as political controversy in both the U.S. and Brazil, dominated headlines and contributed to brief periods of market volatility. In the U.S., the Federal Reserve (“Fed”) raised the Federal Funds Rate in June by 0.25% to a range of 1.00% to 1.25%, and unveiled details of its plan to gradually unwind its balance sheet. The Fed continued to move away from “zero bound” interest rates as financial conditions eased. As a result, the U.S. Treasury yield curve flattened as front-end yields rose while longer-term interest rates fell, partly reflecting tepid inflationary trends and falling oil prices. A perceived hawkish shift in tone from other major central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”), and the Bank of Canada (“BOC”), helped move most developed market (“DM”) yields higher even as longer-term U.S. interest rates actually fell during this period.

During the second half of the reporting period, geopolitical uncertainties continued, including escalating tensions between the U.S. and North Korea and political turmoil in the U.S., which weighed on yields early in the second quarter, though risk assets were generally resilient. Meanwhile, DM central banks shifted towards a reduction in accommodation that pushed DM yields higher toward the end of the period: For example, the Fed detailed plans to unwind its balance sheet, the BOE and ECB suggested reduced stimulus on the horizon, and the BOC raised interest rates twice after a seven-year gap. Still, the fundamental backdrop remained largely intact and the broader risk rally continued as equities marched higher, credit spreads tightened, and emerging market (“EM”) assets strengthened.

Financial market highlights of the six-month reporting period include:

∎

U.S. Treasury yields rose across the front-end of the yield curve partly due to the Fed’s interest rate hikes, but declined across intermediate and longer-term maturities. The yield on the benchmark ten-year U.S. Treasury note was 2.33% at the end of the reporting period, down from 2.40% on March 31, 2017 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.58% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.31% over the reporting period.

∎

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 0.46% over the reporting period, as represented by the Bloomberg Barclays U.S. TIPS Index. Real yields rose sharply at the front-end of the real yield curve as the Fed raised interest rates twice in March and again in June. The Fed maintained its hawkish tone at its September meeting as it unveiled plans for balance sheet normalization and reiterated intentions of another interest rate hike later in the year. Breakeven rates dipped lower across all maturities as weak Consumer Price Index (“CPI”) reports and tepid wage growth outweighed a recovery in crude oil prices later in the reporting period.

∎

Diversified commodities posted modest losses, as represented by the Bloomberg Commodity Index Total Return, which declined 0.56% over the reporting period. Within energy, gains in gasoline products were offset by losses in natural gas, which sold off on high production data. Within agriculture, soft commodities notably underperformed as sugar spent the first half of the year reversing 2016 gains and was further weighed down by political scandals in Brazil, a large sugar producer. Base metals pushed higher from continued expansionary Chinese activity and a weaker U.S. dollar.

∎

Agency mortgage-backed securities (“MBS”) returned 1.84% over the reporting period, as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index. Despite investor anticipation of Fed balance sheet tapering later in the year, the asset class outperformed like-duration U.S. Treasuries, as interest rates remained range-bound and refinancing was low. Non-Agency MBS continued to perform well due to improving housing fundamentals, limited new issuance, and sustained investor risk appetite.

2	PIMCO REAL RETURN STRATEGY FUNDS

∎

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 3.73% over the reporting period. Investment grade credit spreads tightened due to corporate earnings strength, relatively low volatility, and strong investor demand for high grade retail mutual funds and exchange-traded funds (“ETFs”). The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 4.22% over the reporting period, benefiting from strong returns from the financial sector, namely banking and insurance.

∎

Tax-exempt municipal bonds returned 3.04% over the reporting period, as represented by the Bloomberg Barclays Municipal Bond Index. The municipal bond market benefited from favorable technical dynamics as the prospects for near-term tax reform declined during the period. High yield municipal bonds outperformed modestly despite a drawdown in Puerto Rico debt following the devastation of Hurricane Maria.

∎

EM debt sectors generally benefited from improving fundamentals as growth remained positive and inflationary pressures waned. External headwinds also receded, with commodity prices remaining range-bound, China finding near-term stability, and the threat of protectionist trade policy fading. Robust inflows into the EM asset class provided an additional boost to performance during the reporting period. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.65% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 7.30% over the reporting period.

∎

Global equities generally posted positive returns in response to continued supportive central bank policies and healthy investor risk appetite. U.S. equities, as represented by the S&P 500 Index, returned 7.71% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 14.66% over the reporting period. Global equities, as represented by the MSCI World Index, returned 9.06% over the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2017

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Real Return Asset Fund, PIMCO Real Return Limited Duration Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund and PIMCO Inflation Response Multi-Asset Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: allocation risk, acquired fund risk, new/small fund risk, value investing risk, interest rate risk, call risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, sovereign debt risk, currency risk, issuer non-diversification risk, inflation-indexed security risk, gold-related risk, leveraging risk, small-cap and mid-cap company risk, arbitrage risk, management risk, short exposure risk, convertible securities risk, commodity risk, tax risk, subsidiary risk and exchange-traded fund risk. A complete description of these and other risks is contained in each Fund’s prospectus.

The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

4	PIMCO REAL RETURN STRATEGY FUNDS

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. Each Fund measures its performance against at least one broad-based securities market index (“Benchmark Index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by

Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

The PIMCO CommoditiesPLUS® Strategy Fund is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, changes in interest rates, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political and regulatory developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

The PIMCO Inflation Response Multi-Asset Fund may invest its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds (“Underlying PIMCO Funds”) and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”). The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Diversification Status
PIMCO Real Return Asset Fund	11/12/01	11/12/01	11/19/10	—	—	—	—	Diversified
PIMCO Real Return Limited Duration Fund	06/30/15	06/30/15	06/30/15	—	06/30/15	—	—	Diversified
PIMCO RealEstateRealReturn Strategy Fund	10/30/03	10/30/03	04/30/08	—	10/30/03	10/30/03	10/30/03	Diversified
PIMCO CommoditiesPLUS® Strategy Fund	05/28/10	05/28/10	05/28/10	07/31/14	05/28/10	05/28/10	05/28/10	Non-diversified
PIMCO Inflation Response Multi-Asset Fund	08/31/11	08/31/11	08/31/11	—	—	08/31/11	—	Diversified

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	5

Important Information About the Funds (Cont.)

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO Real Return Asset Fund

Institutional Class - PRAIX
Class P - PRTPX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

U.S. Treasury Obligations	78.1%
Sovereign Issues	10.4%
Corporate Bonds & Notes	4.0%
U.S. Government Agencies	3.2%
Short-Term Instruments‡	1.9%
Other	2.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/12/01)
PIMCO Real Return Asset Fund Institutional Class	1.10%	(2.46)%	(0.40)%	5.56%	6.64%
PIMCO Real Return Asset Fund Class P	1.05%	(2.55)%	(0.49)%	5.46%	6.57%
Bloomberg Barclays U.S. Treasury Inflation Notes: 10+ Year Index	1.07%	(2.75)%	0.03%	5.38%	6.40%
Lipper Inflation-Protected Bond Funds Average	0.39%	(0.08)%	(0.33)%	3.00%	4.12%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 10/31/2001.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, were 0.96% for Institutional Class shares and 1.06% for Class P shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Real Return Asset Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»

Exposure to long-term U.S. Treasury Inflation-Protected Securities (“TIPS”) contributed to absolute performance, as U.S. TIPS, as measured by the Bloomberg Barclays TIPS 10+ Index, posted positive returns.

»	Overweight exposure to U.S. TIPS contributed to relative performance, as U.S. TIPS, as measured by the Bloomberg Barclays TIPS Index, posted positive returns.

»	Underweight exposure to U.K. nominal weights over the period contributed to relative performance, as U.K. nominal rates rose over the same period.

»	Exposure to residential mortgage-backed securities contributed to relative performance, as these securities posted positive returns over the period.

»	Underweight exposure to long-dated U.S. nominal rates detracted from relative performance, as the respective U.S. Treasury yields declined during the period.

»

Overweight to U.S. breakeven inflation spreads (or the yield differential between U.S. nominal Treasury securities and U.S. TIPS with similar maturity) detracted from relative performance, as breakeven inflation spreads declined during the period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	7

PIMCO Real Return Limited Duration Fund

Institutional Class - PPIRX	Class D - PPDRX
Class P - PPPRX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

U.S. Treasury Obligations	86.5%
Sovereign Issues	6.9%
U.S. Government Agencies	2.5%
Short-Term Instruments‡	1.9%
Corporate Bonds & Notes	1.1%
Other	1.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	Fund Inception (06/30/15)
PIMCO Real Return Limited Duration Fund Institutional Class	(0.06)%	0.76%	1.23%
PIMCO Real Return Limited Duration Fund Class P	(0.11)%	0.66%	1.14%
PIMCO Real Return Limited Duration Fund Class D	(0.26)%	0.37%	0.84%
Bloomberg Barclays U.S. TIPS: 1-5 Year Index	(0.11)%	0.41%	1.13%
Lipper Short Investment Grade Debt Funds Average	1.03%	1.46%	1.44%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratios in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 0.61% for Institutional Class shares, 0.71% for Class P shares and 1.01% for Class D shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Real Return Limited Duration Fund seeks maximum real return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in a portfolio of inflation-indexed securities of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from absolute performance, as U.S. TIPS, as measured by the Bloomberg Barclays U.S. TIPS 1–5 Year Index, posted losses.

»

Overweight exposure to intermediate-term U.S. real rates relative to short-term U.S. real rates contributed to relative performance, as intermediate-term U.S. real rates outperformed short-term U.S. real rates.

»	Underweight exposure to U.K. nominal duration contributed to relative performance, as U.K. nominal yields were broadly sold.

»	Currency-hedged short-term positions in Brazilian sovereign bonds contributed to relative performance, as short-term Brazilian interest rates declined during the period.

»	Exposure to residential mortgage-backed securities contributed to relative performance, as these securities posted positive returns.

»	Underweight exposure to long-term U.S. nominal duration detracted from relative performance, as long-term U.S. nominal yields declined.

8	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO RealEstateRealReturn Strategy Fund

Institutional Class - PRRSX	Class A - PETAX
Class P - PETPX	Class C - PETCX
Class D - PETDX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

U.S. Treasury Obligations	75.7%
Real Estate Investment Trusts	11.3%
Corporate Bonds & Notes	2.9%
Sovereign Issues	2.8%
U.S. Government Agencies	2.3%
Asset-Backed Securities	2.0%
Short-Term Instruments‡	1.4%
Non-Agency Mortgage-Backed Securities	1.1%
Other	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/30/03)
PIMCO RealEstateRealReturn Strategy Fund Institutional Class	1.53%	(0.49)%	7.70%	8.86%	12.43%
PIMCO RealEstateRealReturn Strategy Fund Class P	1.50%	(0.64)%	7.60%	8.75%	12.32%
PIMCO RealEstateRealReturn Strategy Fund Class D	1.37%	(0.95)%	7.30%	8.42%	11.96%
PIMCO RealEstateRealReturn Strategy Fund Class A	1.37%	(0.82)%	7.30%	8.41%	11.95%
PIMCO RealEstateRealReturn Strategy Fund Class A (adjusted)	(4.16)%	(6.22)%	6.09%	7.80%	11.50%
PIMCO RealEstateRealReturn Strategy Fund Class C	0.98%	(1.59)%	6.47%	7.59%	11.10%
PIMCO RealEstateRealReturn Strategy Fund Class C (adjusted)	(0.02)%	(2.57)%	6.47%	7.59%	11.10%
Dow Jones U.S. Select REIT Total Return Index	2.03%	(0.83)%	9.16%	5.32%	9.49%
Lipper Real Estate Funds Average	2.54%	1.08%	8.49%	5.16%	9.11%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 10/31/2003.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, were 1.01% for Institutional Class shares, 1.11% for Class P shares, 1.41% for Class D shares, 1.41% for Class A shares, and 2.16% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RealEstateRealReturn Strategy Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»

Exposure to real estate investment trusts (“REITs”) contributed to absolute performance, as REITs, as measured by the Dow Jones U.S. Select REIT Index, posted positive returns over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from absolute performance, as U.S. TIPS, as measured by the Bloomberg Barclays U.S. TIPS 1–5 Year Index, posted losses.

»

Overweight exposure to intermediate-term U.S. real rates relative to short-term U.S. real rates contributed to relative performance, as intermediate-term U.S. real rates outperformed short-term U.S. real rates.

»	Underweight exposure to U.K. nominal duration contributed to relative performance, as U.K. nominal yields were broadly sold.

»	Exposure to residential mortgage-backed securities contributed to relative performance, as these securities posted positive returns.

»	Underweight exposure to long-term U.S. nominal duration detracted from relative performance, as long-term U.S. yields declined.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	9

PIMCO CommoditiesPLUS® Strategy Fund

Institutional Class - PCLIX	Class D - PCLDX
Class P - PCLPX	Class A - PCLAX
Administrative Class - PCPSX	Class C - PCPCX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Short-Term Instruments‡	68.7%
U.S. Treasury Obligations	11.2%
Corporate Bonds & Notes	7.5%
Sovereign Issues	4.8%
Asset-Backed Securities	3.6%
U.S. Government Agencies	2.4%
Non-Agency Mortgage-Backed Securities	1.6%
Loan Participations and Assignments	0.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (05/28/10)
PIMCO CommoditiesPLUS® Strategy Fund Institutional Class	3.16%	6.29%	(8.96)%	(2.28)%
PIMCO CommoditiesPLUS® Strategy Fund Class P	3.12%	6.33%	(9.05)%	(2.38)%
PIMCO CommoditiesPLUS® Strategy Fund Administrative Class	3.04%	6.11%	(9.20)%	(2.53)%
PIMCO CommoditiesPLUS® Strategy Fund Class D	2.74%	5.67%	(9.43)%	(2.77)%
PIMCO CommoditiesPLUS® Strategy Fund Class A	2.98%	5.82%	(9.41)%	(2.76)%
PIMCO CommoditiesPLUS® Strategy Fund Class A (adjusted)	(2.69)%	0.00%	(10.43)%	(3.51)%
PIMCO CommoditiesPLUS® Strategy Fund Class C	2.44%	5.07%	(10.09)%	(3.49)%
PIMCO CommoditiesPLUS® Strategy Fund Class C (adjusted)	1.50%	4.11%	(10.09)%	(3.49)%
Credit Suisse Commodity Benchmark	1.77%	2.82%	(10.81)%	(4.26)%
Lipper Commodities General Funds Average	(0.28)%	0.04%	(10.04)%	(5.29)%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 05/31/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 0.93% for Institutional Class shares, 1.03% for Class P shares, 1.18% for Administrative Class shares, 1.38% for Class D shares, 1.38% for Class A shares, and 2.13% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO CommoditiesPLUS® Strategy Fund seeks total return which exceeds that of its benchmark, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to commodities contributed to absolute performance as commodities, as measured by the Credit Suisse Commodity Benchmark Index, posted gains.

»	Overweight exposure to commodities over the majority of the period contributed to relative performance as commodities, as measured by the Credit Suisse Commodity Benchmark Index, posted gains.

»	Exposure to U.S. corporate credit within the financial sector contributed to relative performance, as these securities posted positive returns.

»	Exposure to residential mortgage-backed securities contributed to relative performance, as these securities posted positive returns.

»	Underweight exposure to long-dated U.S. nominal rates over the majority of the period detracted from relative performance, as the respective U.S. Treasury yields declined during the period.

»

Underweight exposure to U.K. breakeven inflation spreads (or the yield differential between U.K. nominal gilts and U.K. index-linked gilts with similar maturity) via swaps for the majority of the period contributed to relative performance, as breakeven inflation spreads declined.

10	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO Inflation Response Multi-Asset Fund

Institutional Class - PIRMX	Class A - PZRMX
Class P - PPRMX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

U.S. Treasury Obligations	46.5%
Short-Term Instruments‡	17.5%
Mutual Funds	8.1%
Sovereign Issues	7.3%
Corporate Bonds & Notes	6.8%
Real Estate Investment Trusts	5.3%
Asset-Backed Securities	3.2%
Common Stocks	2.1%
Exchange-Traded Funds	1.3%
Non-Agency Mortgage-Backed Securities	1.2%
Other	0.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (08/31/11)
PIMCO Inflation Response Multi-Asset Fund Institutional Class	3.11%	4.05%	(0.10)%	1.02%
PIMCO Inflation Response Multi-Asset Fund Class P	2.96%	3.83%	(0.19)%	0.93%
PIMCO Inflation Response Multi-Asset Fund Class A	2.80%	3.43%	(0.56)%	0.55%
PIMCO Inflation Response Multi-Asset Fund Class A (adjusted)	(2.81)%	(2.31)%	(1.68)%	(0.38)%
45% Bloomberg Barclays U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index	1.14%	0.10%	(1.83)%	(0.99)%
Lipper Flexible Portfolio Funds Average	5.25%	9.51%	5.80%	6.18%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratios in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.06% for Institutional Class shares, 1.16% for Class P shares and 1.51% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Inflation Response Multi-Asset Fund seeks total return which exceeds that of its benchmark by investing under normal circumstances in a combination of Fixed Income Instruments of varying maturities, equity securities, affiliated and unaffiliated investment companies, which may or may not be registered under the Investment Company Act of 1940, as amended, forwards and derivatives, such as options, futures contracts or swap agreements, of various asset classes in seeking to mitigate the negative effects of inflation. Such asset classes include, but are not limited to, inflation-linked bonds, commodities, emerging market currencies and real estate-related instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited absolute performance, as U.S. TIPS , as measured by the Bloomberg Barclays TIPS Index, posted positive returns.

»	Exposure to commodities detracted from absolute performance, as commodities, as measured by the Bloomberg Commodity Index Total Return, posted negative returns over the reporting period.

»	Exposure to residential mortgage-backed securities contributed to relative performance, as these securities posted positive returns.

»	Underweight exposure to U.K. nominal duration contributed to relative performance, as U.K. nominal yields rose over the period.

»	Short positions in equity futures detracted from relative performance, as equity futures, as measured by the S&P 500 Index, posted gains over the reporting period.

»

Overweight exposure to U.S. breakeven inflation spreads (or the yield differential between U.S. nominal Treasury securities and U.S. TIPS with similar maturity) detracted from relative performance, as breakeven inflation spreads declined.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	11

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2017 to September 30, 2017 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Real Return Asset Fund
Institutional Class	$1,000.00	$1,011.00	$5.92	$1,000.00	$1,019.05	$5.94	1.18%
Class P	1,000.00	1,010.50	6.42	1,000.00	1,018.55	6.44	1.28
PIMCO Real Return Limited Duration Fund
Institutional Class	$1,000.00	$999.40	$2.94	$1,000.00	$1,021.99	$2.97	0.59%
Class P	1,000.00	998.90	3.34	1,000.00	1,021.59	3.38	0.69
Class D	1,000.00	997.40	4.93	1,000.00	1,020.00	4.99	0.99
PIMCO RealEstateRealReturn Strategy Fund
Institutional Class	$1,000.00	$1,015.30	$5.73	$1,000.00	$1,019.25	$5.74	1.14%
Class P	1,000.00	1,015.00	6.23	1,000.00	1,018.75	6.24	1.24
Class D	1,000.00	1,013.70	7.73	1,000.00	1,017.25	7.75	1.54
Class A	1,000.00	1,013.70	7.73	1,000.00	1,017.25	7.75	1.54
Class C	1,000.00	1,009.80	11.47	1,000.00	1,013.51	11.50	2.29

12	PIMCO REAL RETURN STRATEGY FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO CommoditiesPLUS® Strategy Fund (Consolidated)
Institutional Class	$1,000.00	$1,031.60	$3.80	$1,000.00	$1,021.19	$3.78	0.75%
Class P	1,000.00	1,031.20	4.30	1,000.00	1,020.69	4.28	0.85
Administrative Class	1,000.00	1,030.40	5.06	1,000.00	1,019.95	5.04	1.00
Class D	1,000.00	1,027.40	6.07	1,000.00	1,018.95	6.04	1.20
Class A	1,000.00	1,029.80	6.07	1,000.00	1,018.95	6.04	1.20
Class C	1,000.00	1,024.40	9.84	1,000.00	1,015.21	9.85	1.95
PIMCO Inflation Response Multi-Asset Fund (Consolidated)
Institutional Class	$1,000.00	$1,031.10	$5.42	$1,000.00	$1,019.60	$5.39	1.07%
Class P	1,000.00	1,029.60	5.92	1,000.00	1,019.10	5.89	1.17
Class A	1,000.00	1,028.00	7.69	1,000.00	1,017.35	7.64	1.52

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	13

Benchmark Descriptions

Index*	Benchmark Descriptions

45% Bloomberg Barclays U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index	The benchmark is a blend of 45% Bloomberg Barclays U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index. Bloomberg Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Bloomberg Barclays Inflation Notes Index. Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index. Bloomberg Gold Subindex Total Return Index reflects the return on fully collateralized positions in the underlying commodity futures.

Bloomberg Barclays U.S. TIPS: 1-5 Year Index	Bloomberg Barclays U.S. TIPS: 1-5 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 5 years.

Bloomberg Barclays U.S. Treasury Inflation Notes: 10+ Year Index	Bloomberg Barclays U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected securities with maturities of over 10 years.

Credit Suisse Commodity Benchmark	The Credit Suisse Commodity Benchmark is an unmanaged index composed of futures contracts on 30 physical commodities. The objective of the benchmark is to gain exposure to the broad commodity universe while maintaining sufficient liquidity. Commodities were chosen based on world production levels, sufficient open interest, and volume of trading. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class.

Dow Jones U.S. Select REIT Total Return Index	The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. It is not possible to invest directly in the index. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index.

* It is not possible to invest directly in an unmanaged index.

14	PIMCO REAL RETURN STRATEGY FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	15

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Real Return Asset Fund
Institutional Class
04/01/2017 - 09/30/2017+	$8.32	$0.10	$(0.01)	$0.09	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2017	8.22	0.39	(0.11)	0.28	(0.18)	0.00	0.00	(0.18)
03/31/2016	8.52	0.22	(0.36)	(0.14)	(0.14)	0.00	(0.02)	(0.16)
03/31/2015	8.04	(0.07)	0.69	0.62	(0.14)	0.00	0.00	(0.14)
03/31/2014	9.69	0.14	(1.22)	(1.08)	(0.16)	(0.39)	(0.02)	(0.57)
03/31/2013	11.45	0.38	0.99	1.37	(0.30)	(2.83)	0.00	(3.13)
Class P
04/01/2017 - 09/30/2017+	8.32	0.10	(0.01)	0.09	(0.10)	0.00	0.00	(0.10)
03/31/2017	8.22	0.28	(0.01)	0.27	(0.17)	0.00	0.00	(0.17)
03/31/2016	8.52	0.21	(0.36)	(0.15)	(0.13)	0.00	(0.02)	(0.15)
03/31/2015	8.04	0.01	0.60	0.61	(0.13)	0.00	0.00	(0.13)
03/31/2014	9.69	0.20	(1.29)	(1.09)	(0.15)	(0.39)	(0.02)	(0.56)
03/31/2013	11.45	0.23	1.13	1.36	(0.29)	(2.83)	0.00	(3.12)

PIMCO Real Return Limited Duration Fund
Institutional Class
04/01/2017 - 09/30/2017+	$9.89	$0.07	$(0.08)	$(0.01)	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2017	9.89	0.30	(0.06)	0.24	(0.24)	0.00	0.00	(0.24)
06/30/2015 - 03/31/2016	10.00	0.05	(0.02)	0.03	(0.13)	0.00	(0.01)	(0.14)
Class P
04/01/2017 - 09/30/2017+	9.89	0.07	(0.08)	(0.01)	(0.08)	0.00	0.00	(0.08)
03/31/2017	9.89	0.30	(0.07)	0.23	(0.23)	0.00	0.00	(0.23)
06/30/2015 - 03/31/2016	10.00	0.04	(0.01)	0.03	(0.13)	0.00	(0.01)	(0.14)
Class D
04/01/2017 - 09/30/2017+	9.89	0.06	(0.09)	(0.03)	(0.06)	0.00	0.00	(0.06)
03/31/2017	9.89	0.17	0.01	0.18	(0.18)	0.00	0.00	(0.18)
06/30/2015 - 03/31/2016	10.00	0.02	0.01	0.03	(0.13)	0.00	(0.01)	(0.14)

PIMCO RealEstateRealReturn Strategy Fund
Institutional Class
04/01/2017 - 09/30/2017+	$8.21	$0.05	$0.08	$0.13	$(0.04)	$0.00	$0.00	$(0.04)
03/31/2017	8.05	0.18	0.08	0.26	(0.10)	0.00	0.00	(0.10)
03/31/2016~	8.34	0.13	0.09	0.22	(0.47)	0.00	(0.04)	(0.51)
03/31/2015~	8.68	0.08	2.32	2.40	(2.74)	0.00	0.00	(2.74)
03/31/2014~	10.40	0.06	(0.92)	(0.86)	(0.76)	(0.10)	0.00	(0.86)
03/31/2013~	10.20	0.14	2.04	2.18	(1.44)	(0.54)	0.00	(1.98)
Class P
04/01/2017 - 09/30/2017+	8.06	0.06	0.06	0.12	(0.03)	0.00	0.00	(0.03)
03/31/2017	7.91	0.16	0.08	0.24	(0.09)	0.00	0.00	(0.09)
03/31/2016~	8.20	0.11	0.11	0.22	(0.47)	0.00	(0.04)	(0.51)
03/31/2015~	8.58	(0.04)	2.40	2.36	(2.74)	0.00	0.00	(2.74)
03/31/2014~	10.28	0.14	(1.00)	(0.86)	(0.74)	(0.10)	0.00	(0.84)
03/31/2013~	10.16	0.04	2.12	2.16	(1.50)	(0.54)	0.00	(2.04)
Class D
04/01/2017 - 09/30/2017+	7.49	0.04	0.06	0.10	(0.02)	0.00	0.00	(0.02)
03/31/2017	7.35	0.13	0.08	0.21	(0.07)	0.00	0.00	(0.07)
03/31/2016~	7.68	0.08	0.09	0.17	(0.46)	0.00	(0.04)	(0.50)
03/31/2015~	8.18	(0.06)	2.28	2.22	(2.72)	0.00	0.00	(2.72)
03/31/2014~	9.84	0.10	(0.94)	(0.84)	(0.72)	(0.10)	0.00	(0.82)
03/31/2013~	9.78	(0.02)	2.06	2.04	(1.44)	(0.54)	0.00	(1.98)
Class A
04/01/2017 - 09/30/2017+	7.45	0.04	0.06	0.10	(0.02)	0.00	0.00	(0.02)
03/31/2017	7.31	0.13	0.08	0.21	(0.07)	0.00	0.00	(0.07)
03/31/2016~	7.64	0.08	0.09	0.17	(0.46)	0.00	(0.04)	(0.50)
03/31/2015~	8.16	(0.04)	2.24	2.20	(2.72)	0.00	0.00	(2.72)
03/31/2014~	9.82	0.08	(0.92)	(0.84)	(0.72)	(0.10)	0.00	(0.82)
03/31/2013~	9.76	0.00	2.04	2.04	(1.44)	(0.54)	0.00	(1.98)

16	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.31	1.10%	$262,799	1.18	%*	1.18	%*	0.55	%*	0.55	%*	2.49	%*	46%
8.32	3.34	259,642	0.96		0.96		0.55		0.55		4.68		170
8.22	(1.60)	1,555,418	0.73		0.73		0.55		0.55		2.75		107
8.52	7.73	3,225,556	0.61		0.61		0.55		0.55		(0.86)		99
8.04	(11.12)	392,481	0.58		0.58		0.55		0.55		1.69		123
9.69	11.22	389,932	0.62		0.62		0.55		0.55		3.21		97

8.31	1.05	14,195	1.28	*	1.28	*	0.65	*	0.65	*	2.37	*	46
8.32	3.24	12,933	1.06		1.06		0.65		0.65		3.35		170
8.22	(1.70)	4,791	0.83		0.83		0.65		0.65		2.63		107
8.52	7.62	6,002	0.71		0.71		0.65		0.65		0.23		99
8.04	(11.21)	4,228	0.68		0.68		0.65		0.65		2.32		123
9.69	11.11	15,296	0.72		0.72		0.65		0.65		1.97		97

$9.80	(0.06)%	$10,065	0.59	%*	0.60	%*	0.40	%*	0.41	%*	1.47	%*	48%
9.89	2.48	8,202	0.60		0.61		0.40		0.41		3.00		69
9.89	0.36	3,132	0.60	*	3.16	*	0.39	*	2.95	*	0.67	*	42

9.80	(0.11)	43	0.69	*	0.70	*	0.50	*	0.51	*	1.43	*	48
9.89	2.34	43	0.70		0.71		0.50		0.51		2.98		69
9.89	0.35	10	0.70	*	3.26	*	0.49	*	3.05	*	0.59	*	42

9.80	(0.26)	299	0.99	*	1.00	*	0.80	*	0.81	*	1.13	*	48
9.89	1.86	253	1.00		1.01		0.80		0.81		1.71		69
9.89	0.29	10	1.00	*	3.56	*	0.79	*	3.35	*	0.29	*	42

$8.30	1.53%	$1,586,752	1.14	%*	1.14	%*	0.74	%*	0.74	%*	1.30	%*	48%
8.21	3.19	908,338	1.01		1.01		0.74		0.74		2.17		186
8.05	4.35	838,998	0.94		0.94		0.74		0.74		1.64		100
8.34	29.93	1,613,938	0.80		0.80		0.74		0.74		0.85		202
8.68	(7.40)	2,714,060	0.78		0.78		0.74		0.74		0.76		81
10.40	23.03	715,661	0.80		0.80		0.74		0.74		1.29		71

8.15	1.50	59,784	1.24	*	1.24	*	0.84	*	0.84	*	1.39	*	48
8.06	3.00	71,534	1.11		1.11		0.84		0.84		2.02		186
7.91	4.35	80,346	1.04		1.04		0.84		0.84		1.45		100
8.20	29.71	122,308	0.90		0.90		0.84		0.84		(0.53)		202
8.58	(7.47)	77,956	0.88		0.88		0.84		0.84		1.53		81
10.28	22.94	183,403	0.90		0.90		0.84		0.84		0.32		71

7.57	1.37	139,425	1.54	*	1.54	*	1.14	*	1.14	*	1.05	*	48
7.49	2.81	159,711	1.41		1.41		1.14		1.14		1.75		186
7.35	3.90	184,754	1.34		1.34		1.14		1.14		1.13		100
7.68	29.37	264,640	1.20		1.20		1.14		1.14		(0.70)		202
8.18	(7.69)	182,144	1.18		1.18		1.14		1.14		1.26		81
9.84	22.67	485,211	1.20		1.20		1.14		1.14		(0.10)		71

7.53	1.37	177,707	1.54	*	1.54	*	1.14	*	1.14	*	1.07	*	48
7.45	2.83	214,004	1.41		1.41		1.14		1.14		1.74		186
7.31	3.93	249,860	1.34		1.34		1.14		1.14		1.11		100
7.64	29.19	316,532	1.20		1.20		1.14		1.14		(0.43)		202
8.16	(7.64)	273,498	1.18		1.18		1.14		1.14		1.02		81
9.82	22.69	445,903	1.20		1.20		1.14		1.14		0.06		71

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	17

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RealEstateRealReturn Strategy Fund (Cont.)
Class C
04/01/2017 - 09/30/2017+	$6.52	$0.01	$0.05	$0.06	$(0.01)	$0.00	$0.00	$(0.01)
03/31/2017	6.41	0.07	0.06	0.13	(0.02)	0.00	0.00	(0.02)
03/31/2016~	6.80	0.02	0.06	0.08	(0.44)	0.00	(0.03)	(0.47)
03/31/2015~	7.50	(0.10)	2.08	1.98	(2.68)	0.00	0.00	(2.68)
03/31/2014~	9.12	0.02	(0.86)	(0.84)	(0.68)	(0.10)	0.00	(0.78)
03/31/2013~	9.16	(0.06)	1.90	1.84	(1.34)	(0.54)	0.00	(1.88)

PIMCO CommoditiesPLUS® Strategy Fund (Consolidated)
Institutional Class
04/01/2017 - 09/30/2017+	$6.25	$0.04	$0.12	$0.16	$(0.53)	$0.00	$0.00	$(0.53)
03/31/2017	5.37	0.07	0.84	0.91	(0.03)	0.00	0.00	(0.03)
03/31/2016	7.22	0.07	(1.80)	(1.73)	(0.12)	0.00	0.00	(0.12)
03/31/2015	11.19	0.01	(3.55)	(3.54)	(0.42)	(0.01)	0.00	(0.43)
03/31/2014	11.07	(0.03)	0.20	0.17	(0.04)	(0.01)	0.00	(0.05)
03/31/2013	11.14	0.04	(0.04)	0.00	(0.06)	(0.01)	0.00	(0.07)
Class P
04/01/2017 - 09/30/2017+	6.23	0.04	0.12	0.16	(0.53)	0.00	0.00	(0.53)
03/31/2017	5.35	0.07	0.84	0.91	(0.03)	0.00	0.00	(0.03)
03/31/2016	7.18	0.07	(1.80)	(1.73)	(0.10)	0.00	0.00	(0.10)
03/31/2015	11.14	(0.00)	(3.53)	(3.53)	(0.42)	(0.01)	0.00	(0.43)
03/31/2014	11.03	0.07	0.08	0.15	(0.03)	(0.01)	0.00	(0.04)
03/31/2013	11.11	0.04	(0.05)	(0.01)	(0.06)	(0.01)	0.00	(0.07)
Administrative Class
04/01/2017 - 09/30/2017+	6.24	0.03	0.13	0.16	(0.53)	0.00	0.00	(0.53)
03/31/2017	5.36	0.06	0.84	0.90	(0.02)	0.00	0.00	(0.02)
03/31/2016	7.21	0.05	(1.79)	(1.74)	(0.11)	0.00	0.00	(0.11)
07/31/2014 - 03/31/2015	11.05	(0.03)	(3.49)	(3.52)	(0.31)	(0.01)	0.00	(0.32)
Class D
04/01/2017 - 09/30/2017+	6.18	0.03	0.11	0.14	(0.52)	0.00	0.00	(0.52)
03/31/2017	5.31	0.04	0.85	0.89	(0.02)	0.00	0.00	(0.02)
03/31/2016	7.16	0.03	(1.78)	(1.75)	(0.10)	0.00	0.00	(0.10)
03/31/2015	11.11	(0.04)	(3.51)	(3.55)	(0.39)	(0.01)	0.00	(0.40)
03/31/2014	11.02	0.17	(0.06)	0.11	(0.01)	(0.01)	0.00	(0.02)
03/31/2013	11.08	(0.01)	(0.04)	(0.05)	(0.00)	(0.01)	0.00	(0.01)
Class A
04/01/2017 - 09/30/2017+	6.17	0.03	0.12	0.15	(0.52)	0.00	0.00	(0.52)
03/31/2017	5.31	0.04	0.83	0.87	(0.01)	0.00	0.00	(0.01)
03/31/2016	7.14	0.04	(1.78)	(1.74)	(0.09)	0.00	0.00	(0.09)
03/31/2015	11.09	(0.04)	(3.52)	(3.56)	(0.38)	(0.01)	0.00	(0.39)
03/31/2014	11.00	(0.30)	0.41	0.11	(0.01)	(0.01)	0.00	(0.02)
03/31/2013	11.07	(0.01)	(0.04)	(0.05)	(0.01)	(0.01)	0.00	(0.02)
Class C
04/01/2017 - 09/30/2017+	5.98	0.00	0.11	0.11	(0.50)	0.00	0.00	(0.50)
03/31/2017	5.17	(0.00)	0.81	0.81	(0.00)	0.00	0.00	(0.00)
03/31/2016	6.97	(0.01)	(1.73)	(1.74)	(0.06)	0.00	0.00	(0.06)
03/31/2015	10.86	(0.11)	(3.44)	(3.55)	(0.33)	(0.01)	0.00	(0.34)
03/31/2014	10.84	(0.03)	0.06	0.03	(0.00)	(0.01)	0.00	(0.01)
03/31/2013	10.98	(0.09)	(0.04)	(0.13)	(0.00)	(0.01)	0.00	(0.01)

PIMCO Inflation Response Multi-Asset Fund (Consolidated)
Institutional Class
04/01/2017 - 09/30/2017+	$8.72	$0.11	$0.16	$0.27	$(0.22)	$0.00	$0.00	$(0.22)
03/31/2017	8.22	0.25	0.36	0.61	(0.11)	0.00	0.00	(0.11)
03/31/2016	8.79	0.18	(0.51)	(0.33)	(0.24)	0.00	0.00	(0.24)
03/31/2015	9.62	0.14	(0.21)	(0.07)	(0.76)	0.00	0.00	(0.76)
03/31/2014	10.27	0.01	(0.61)	(0.60)	(0.04)	(0.01)	0.00	(0.05)
03/31/2013	9.85	0.03	0.61	0.64	(0.15)	(0.07)	0.00	(0.22)

18	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$6.57	0.98%	$65,879	2.29	%*	2.29	%*	1.89	%*	1.89	%*	0.33%*	48%
6.52	2.02	86,337	2.16		2.16		1.89		1.89		1.07	186
6.41	3.01	148,934	2.09		2.09		1.89		1.89		0.32	100
6.80	28.56	185,060	1.95		1.95		1.89		1.89		(1.26)	202
7.50	(8.46)	141,413	1.93		1.93		1.89		1.89		0.22	81
9.12	21.85	193,746	1.95		1.95		1.89		1.89		(0.73)	71

$5.88	3.16%	$2,611,250	0.75	%*	0.94	%*	0.74	%*	0.93	%*	1.33%*	66%
6.25	17.05	2,072,343	0.75		0.92		0.74		0.91		1.20	211
5.37	(24.24)	2,066,517	0.77		0.95		0.74		0.92		1.03	229
7.22	(32.30)	2,634,842	0.74		0.90		0.74		0.90		0.06	118
11.19	1.59	4,117,810	0.74		0.87		0.74		0.87		(0.24)	102
11.07	0.03	3,317,933	0.74		0.88		0.74		0.88		0.35	107

5.86	3.12	144,979	0.85	*	1.04	*	0.84	*	1.03	*	1.23 *	66
6.23	16.99	152,612	0.85		1.02		0.84		1.01		1.12	211
5.35	(24.31)	172,294	0.87		1.05		0.84		1.02		1.04	229
7.18	(32.41)	1,135,868	0.84		1.00		0.84		1.00		(0.04)	118
11.14	1.45	2,242,249	0.84		0.97		0.84		0.97		0.70	102
11.03	(0.03)	1,033,837	0.84		0.98		0.84		0.98		0.39	107

5.87	3.04	6,937	1.00	*	1.19	*	0.99	*	1.18	*	1.08 *	66
6.24	16.79	7,293	1.00		1.17		0.99		1.16		1.01	211
5.36	(24.41)	5,778	1.02		1.20		0.99		1.17		0.78	229
7.21	(32.24)	5,199	0.99	*	1.15	*	0.99	*	1.15	*	(0.53)*	118

5.80	2.74	84,021	1.20	*	1.39	*	1.19	*	1.38	*	0.87 *	66
6.18	16.70	224,539	1.23	(e)	1.40	(e)	1.22	(e)	1.39	(e)	0.69	211
5.31	(24.74)	138,598	1.27		1.45		1.24		1.42		0.53	229
7.16	(32.62)	226,952	1.24		1.40		1.24		1.40		(0.46)	118
11.11	1.07	143,097	1.24		1.37		1.24		1.37		1.59	102
11.02	(0.39)	41,048	1.24		1.38		1.24		1.38		(0.10)	107

5.80	2.98	40,791	1.20	*	1.39	*	1.19	*	1.38	*	0.88 *	66
6.17	16.41	46,231	1.23	(e)	1.40	(e)	1.22	(e)	1.39	(e)	0.73	211
5.31	(24.53)	36,444	1.27		1.45		1.24		1.42		0.57	229
7.14	(32.73)	56,741	1.24		1.40		1.24		1.40		(0.42)	118
11.09	1.03	127,945	1.24		1.37		1.24		1.37		(2.83)	102
11.00	(0.39)	76,254	1.24		1.38		1.24		1.38		(0.12)	107

5.59	2.44	10,005	1.95	*	2.14	*	1.94	*	2.13	*	0.13 *	66
5.98	15.67	9,766	1.98	(e)	2.15	(e)	1.97	(e)	2.14	(e)	(0.02)	211
5.17	(25.11)	9,166	2.02		2.20		1.99		2.17		(0.21)	229
6.97	(33.21)	14,124	1.99		2.15		1.99		2.15		(1.20)	118
10.86	0.31	19,754	1.99		2.12		1.99		2.12		(0.28)	102
10.84	(1.17)	8,214	1.99		2.13		1.99		2.13		(0.83)	107

$8.77	3.11%	$970,767	1.07	%*	1.37	%*	0.59	%*	0.89	%*	2.44%*	100%
8.72	7.41	1,044,779	0.74		0.97		0.60		0.83		2.86	184
8.22	(3.67)	953,864	0.82	(d)	1.11	(d)	0.66	(d)	0.95	(d)	2.18	290
8.79	(0.67)	632,959	0.84		1.17		0.77		1.10		1.49	383
9.62	(5.89)	708,819	0.75		1.03		0.75		1.03		0.12	80
10.27	6.57	206,779	0.67		1.00		0.67		1.00		0.26	292

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	19

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Inflation Response Multi-Asset Fund (Consolidated) (Cont.)
Class P
04/01/2017 - 09/30/2017+	$8.73	$0.10	$0.16	$0.26	$(0.22)	$0.00	$0.00	$(0.22)
03/31/2017	8.22	0.23	0.38	0.61	(0.10)	0.00	0.00	(0.10)
03/31/2016	8.79	0.19	(0.52)	(0.33)	(0.24)	0.00	0.00	(0.24)
03/31/2015	9.63	0.15	(0.24)	(0.09)	(0.75)	0.00	0.00	(0.75)
03/31/2014	10.28	0.01	(0.63)	(0.62)	(0.02)	(0.01)	0.00	(0.03)
03/31/2013	9.85	(0.01)	0.65	0.64	(0.14)	(0.07)	0.00	(0.21)
Class A
04/01/2017 - 09/30/2017+	8.66	0.09	0.15	0.24	(0.20)	0.00	0.00	(0.20)
03/31/2017	8.16	0.21	0.36	0.57	(0.07)	0.00	0.00	(0.07)
03/31/2016	8.73	0.16	(0.52)	(0.36)	(0.21)	0.00	0.00	(0.21)
03/31/2015	9.58	0.09	(0.22)	(0.13)	(0.72)	0.00	0.00	(0.72)
03/31/2014	10.24	(0.02)	(0.63)	(0.65)	(0.00)	(0.01)	0.00	(0.01)
03/31/2013	9.83	(0.02)	0.61	0.59	(0.11)	(0.07)	0.00	(0.18)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
~	A one for two reverse share split, effective August 7, 2015, has been retroactively applied.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(d)	Effective October 1, 2015, the Fund’s investment advisory fee was decreased by 0.21% to an annual rate of 0.44%.
(e)	Effective October 1, 2016, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.45%.

20	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$8.77	2.96%	$8,355	1.17	%*	1.47	%*	0.69	%*	0.99	%*	2.31%*	100%
8.73	7.47	7,044	0.84		1.07		0.70		0.93		2.63	184
8.22	(3.77)	990	0.92	(d)	1.21	(d)	0.76	(d)	1.05	(d)	2.25	290
8.79	(0.88)	1,493	0.94		1.27		0.87		1.20		1.52	383
9.63	(6.02)	3,547	0.85		1.13		0.85		1.13		0.10	80
10.28	6.55	5,012	0.77		1.10		0.77		1.10		(0.13)	292

8.70	2.80	8,591	1.52	*	1.82	*	1.04	*	1.34	*	1.98 *	100
8.66	7.02	9,259	1.19		1.42		1.05		1.28		2.44	184
8.16	(4.07)	9,403	1.27	(d)	1.56	(d)	1.11	(d)	1.40	(d)	1.91	290
8.73	(1.23)	12,005	1.29		1.62		1.22		1.55		0.99	383
9.58	(6.33)	12,677	1.20		1.48		1.20		1.48		(0.21)	80
10.24	6.06	16,391	1.12		1.45		1.12		1.45		(0.19)	292

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	21

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Real Return Asset Fund	PIMCO Real Return Limited Duration Fund	PIMCO RealEstateRealReturn Strategy Fund

Assets:
Investments, at value
Investments in securities*	$451,215	$12,460	$2,796,184
Investments in Affiliates	1,094	204	146
Financial Derivative Instruments
Exchange-traded or centrally cleared	265	3	889
Over the counter	1,708	15	7,297
Cash	1	64	0
Deposits with counterparty	1,193	61	3,623
Foreign currency, at value	851	20	4,868
Receivable for investments sold	452	0	4,311
Receivable for investments sold on a delayed-delivery basis	483	0	336
Receivable for TBA investments sold	35,146	310	181,625
Receivable for Fund shares sold	67	15	383
Interest and/or dividends receivable	1,682	13	4,844
Dividends receivable from Affiliates	0	0	1
Total Assets	494,157	13,165	3,004,507

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$159,296	$1,877	$624,684
Payable for sale-buyback transactions	2,615	101	81,562
Payable for short sales	0	0	7,201
Financial Derivative Instruments
Exchange-traded or centrally cleared	197	3	1,237
Over the counter	3,255	55	13,102
Payable for investments purchased	256	0	1,156
Payable for investments in Affiliates purchased	0	0	1
Payable for TBA investments purchased	49,209	618	237,492
Deposits from counterparty	949	0	3,633
Payable for Fund shares redeemed	1,254	100	2,289
Overdraft due to custodian	0	0	1,148
Accrued investment advisory fees	71	2	843
Accrued supervisory and administrative fees	61	2	485
Accrued distribution fees	0	0	74
Accrued servicing fees	0	0	53
Total Liabilities	217,163	2,758	974,960

Net Assets	$276,994	$10,407	$2,029,547

Net Assets Consist of:
Paid in capital	$372,941	$10,503	$2,095,380
Undistributed (overdistributed) net investment income	7	(13)	9,948
Accumulated undistributed net realized gain (loss)	(95,330)	(60)	(87,275)
Net unrealized appreciation (depreciation)	(624)	(23)	11,494

Net Assets	$276,994	$10,407	$2,029,547

Cost of investments in securities	$453,641	$12,474	$2,787,448
Cost of investments in Affiliates	$1,094	$204	$146
Cost of foreign currency held	$853	$20	$4,851
Proceeds received on short sales	$0	$0	$7,221
Cost or premiums of financial derivative instruments, net	$(2,796)	$2	$(5,195)

* Includes repurchase agreements of:	$298	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

22	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PIMCO Real Return Asset Fund	PIMCO Real Return Limited Duration Fund	PIMCO RealEstateRealReturn Strategy Fund

Net Assets:
Institutional Class	$262,799	$10,065	$1,586,752
Class P	14,195	43	59,784
Class D	N/A	299	139,425
Class A	N/A	N/A	177,707
Class C	N/A	N/A	65,879

Shares Issued and Outstanding:
Institutional Class	31,616	1,027	191,168
Class P	1,708	4	7,331
Class D	N/A	31	18,421
Class A	N/A	N/A	23,609
Class C	N/A	N/A	10,028

Net Asset Value Per Share Outstanding:
Institutional Class	$8.31	$9.80	$8.30
Class P	8.31	9.80	8.15
Class D	N/A	9.80	7.57
Class A	N/A	N/A	7.53
Class C	N/A	N/A	6.57

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	23

Consolidated Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Assets:
Investments, at value
Investments in securities*	$2,572,194	$1,335,426
Investments in Affiliates	741,387	120,032
Financial Derivative Instruments
Exchange-traded or centrally cleared	8,372	5,997
Over the counter	30,068	11,241
Deposits with counterparty	12,613	9,737
Foreign currency, at value	3,681	6,581
Receivable for investments sold	211,711	2,311
Receivable for investments in Affiliates sold	3,000	0
Receivable for investments sold on a delayed-delivery basis	582	1,468
Receivable for TBA investments sold	36,447	29,736
Receivable for Fund shares sold	945	1,058
Interest and/or dividends receivable	4,210	2,995
Dividends receivable from Affiliates	1,031	297
Reimbursement receivable from PIMCO	522	189
Other assets	0	1
Total Assets	3,626,763	1,527,069

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$434,956
Payable for sale-buyback transactions	0	23,270
Payable for short sales	5,247	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	14,402	8,197
Over the counter	35,866	18,692
Payable for investments purchased	608,540	10,437
Payable for investments in Affiliates purchased	1,031	297
Payable for TBA investments purchased	41,542	38,913
Deposits from counterparty	17,834	3,401
Payable for Fund shares redeemed	1,757	135
Overdraft due to custodian	133	383
Accrued investment advisory fees	1,566	405
Accrued supervisory and administrative fees	796	268
Accrued distribution fees	25	0
Accrued servicing fees	11	2
Other liabilities	30	0
Total Liabilities	728,780	539,356

Net Assets	$2,897,983	$987,713

Net Assets Consist of:
Paid in capital	$2,778,060	$992,455
Undistributed (overdistributed) net investment income	84,243	18,611
Accumulated undistributed net realized gain (loss)	18,600	(24,996)
Net unrealized appreciation (depreciation)	17,080	1,643

Net Assets	$2,897,983	$987,713

Cost of investments in securities	$2,561,188	$1,320,855
Cost of investments in Affiliates	$740,978	$131,213
Cost of foreign currency held	$3,653	$6,588
Proceeds received on short sales	$5,251	$0
Cost or premiums of financial derivative instruments, net	$(5,025)	$(9,898)

* Includes repurchase agreements of:	$1,475,944	$225,641

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Net Assets:
Institutional Class	$2,611,250	$970,767
Class P	144,979	8,355
Administrative Class	6,937	N/A
Class D	84,021	N/A
Class A	40,791	8,591
Class C	10,005	N/A

Shares Issued and Outstanding:
Institutional Class	444,253	110,726
Class P	24,760	952
Administrative Class	1,182	N/A
Class D	14,487	N/A
Class A	7,035	987
Class C	1,789	N/A

Net Asset Value Per Share Outstanding:
Institutional Class	$5.88	$8.77
Class P	5.86	8.77
Administrative Class	5.87	N/A
Class D	5.80	N/A
Class A	5.80	8.70
Class C	5.59	N/A

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	25

Statements of Operations

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands†)	PIMCO Real Return Asset Fund	PIMCO Real Return Limited Duration Fund	PIMCO RealEstateRealReturn Strategy Fund

Investment Income:
Interest	$5,043	$99	$17,457
Dividends	0	0	5,188
Dividends from Investments in Affiliates	4	1	16
Total Income	5,047	100	22,661

Expenses:
Investment advisory fees	413	10	4,470
Supervisory and administrative fees	351	10	2,628
Distribution and/or servicing fees - Class D	0	0	186
Distribution fees - Class C	0	0	278
Servicing fees - Class A	0	0	246
Servicing fees - Class C	0	0	93
Trustee fees	1	0	3
Interest expense	861	9	3,638
Total Expenses	1,626	29	11,542

Net Investment Income (Loss)	3,421	71	11,119

Net Realized Gain (Loss):
Investments in securities	(75)	1	186
Investments in Affiliates	0	(1)	(3)
Exchange-traded or centrally cleared financial derivative instruments	(1,155)	(15)	(1,823)
Over the counter financial derivative instruments	(2,269)	(6)	12,337
Foreign currency	45	(1)	(95)

Net Realized Gain (Loss)	(3,454)	(22)	10,602

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	958	(35)	(656)
Exchange-traded or centrally cleared financial derivative instruments	1,556	11	1,487
Over the counter financial derivative instruments	380	(24)	2,807
Foreign currency assets and liabilities	49	0	(76)

Net Change in Unrealized Appreciation (Depreciation)	2,943	(48)	3,562

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,910	$1	$25,283

†	A zero balance may reflect actual amounts rounding to less than one thousand.

26	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Operations

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands†)	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Investment Income:
Interest	$23,058	$14,314
Dividends, net of foreign taxes*	0	2,033
Dividends from Investments in Affiliates	5,168	1,586
Total Income	28,226	17,933

Expenses:
Investment advisory fees	8,483	2,974
Supervisory and administrative fees	4,438	1,587
Distribution and/or servicing fees - Administrative Class	8	0
Distribution and/or servicing fees - Class D	219	0
Distribution fees - Class C	31	4 (a)
Servicing fees - Class A	55	11
Servicing fees - Class C	10	2 (a)
Trustee fees	6	2
Interest expense	180	2,452
Total Expenses	13,430	7,032
Waiver and/or Reimbursement by PIMCO	(2,618)	(1,516)
Net Expenses	10,812	5,516

Net Investment Income (Loss)	17,414	12,417

Net Realized Gain (Loss):
Investments in securities	(1,379)	322
Investments in Affiliates	(35)	2
Exchange-traded or centrally cleared financial derivative instruments	40,570	4,635
Over the counter financial derivative instruments	78,413	11,827
Foreign currency	252	(100)

Net Realized Gain (Loss)	117,821	16,686

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	5,705	7,642
Investments in Affiliates	390	2,898
Exchange-traded or centrally cleared financial derivative instruments	(19,846)	1,132
Over the counter financial derivative instruments	(38,482)	(11,187)
Foreign currency assets and liabilities	101	(11)

Net Change in Unrealized Appreciation (Depreciation)	(52,132)	474

Net Increase (Decrease) in Net Assets Resulting from Operations	$83,103	$29,577

* Foreign tax withholdings - Dividends	$0	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class C Shares liquidated at the close of business on July 28, 2017.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	27

Statements of Changes in Net Assets

	PIMCO Real Return Asset Fund			PIMCO Real Return Limited Duration Fund		PIMCO RealEstateRealReturn Strategy Fund

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017		Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$3,421	$28,206		$71	$115	$11,119	$28,432
Net realized gain (loss)	(3,454)	30,904		(22)	(3)	10,602	51,208
Net change in unrealized appreciation (depreciation)	2,943	(8,149)		(48)	(7)	3,562	(40,943)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,910	50,961		1	105	25,283	38,697

Distributions to Shareholders:
From net investment income
Institutional Class	(3,171)	(8,833)		(77)	(95)	(6,042)	(10,052)
Class P	(158)	(187)		0	0	(261)	(871)
Class D	0	(79	)(a)	(2)	(1)	(444)	(1,622)
Class A	0	0		0	0	(593)	(2,118)
Class C	0	0		0	0	(160)	(340)
Tax basis return of capital	0	0		0	0	0	0
Institutional Class	0	0		0	0	0	0
Class P	0	0		0	0	0	0
Class D	0	0	(a)	0	0	0	0
Class A	0	0		0	0	0	0
Class C	0	0		0	0	0	0

Total Distributions(b)	(3,329)	(9,099)		(79)	(96)	(7,500)	(15,003)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	4,838	(1,331,484)		1,987	5,337	571,840	(86,662)

Total Increase (Decrease) in Net Assets	4,419	(1,289,622)		1,909	5,346	589,623	(62,968)

Net Assets:
Beginning of period	272,575	1,562,197		8,498	3,152	1,439,924	1,502,892
End of period*	$276,994	$272,575		$10,407	$8,498	$2,029,547	$1,439,924

* Including undistributed (overdistributed) net investment income of:	$7	$(85)		$(13)	$(5)	$9,948	$6,329

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D Shares liquidated at the close of business on January 13, 2017.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

28	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO CommoditiesPLUS® Strategy Fund		PIMCO Inflation Response Multi-Asset Fund

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)		Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$17,414	$28,495	$12,417		$29,024
Net realized gain (loss)	117,821	331,796	16,686		32,815
Net change in unrealized appreciation (depreciation)	(52,132)	50,539	474		9,543

Net Increase (Decrease) in Net Assets Resulting from Operations	83,103	410,830	29,577		71,382

Distributions to Shareholders:
From net investment income
Institutional Class	(215,825)	(11,628)	(24,779)		(12,833)
Class P	(12,865)	(737)	(199)		(80)
Administrative Class	(575)	(27)	0		0
Class D	(16,189)	(535)	0		0 (a)
Class A	(3,787)	(79)	(203)		(77)
Class C	(762)	0	(19	)(b)	(11)

Total Distributions(c)	(250,003)	(13,006)	(25,200)		(13,001)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	552,099	(313,837)	(79,757)		30,910

Total Increase (Decrease) in Net Assets	385,199	83,987	(75,380)		89,291

Net Assets:
Beginning of period	2,512,784	2,428,797	1,063,093		973,802
End of period*	$2,897,983	$2,512,784	$987,713		$1,063,093

* Including undistributed (overdistributed) net investment income of:	$84,243	$316,832	$18,611		$31,394

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D Shares liquidated at the close of business on January 13, 2017.
(b)	Class C Shares liquidated at the close of business on July 28, 2017.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	29

Statements of Cash Flows

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands†)	PIMCO Real Return Asset Fund	PIMCO Real Return Limited Duration Fund	PIMCO RealEstateRealReturn Strategy Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$2,910	$1	$25,283

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(257,256)	(7,775)	(2,105,638)
Proceeds from sales of long-term securities	200,315	5,074	1,193,983
(Purchases) Proceeds from sales of short-term portfolio investments, net	27,564	(735)	1,742
(Increase) decrease in deposits with counterparty	788	(10)	2,162
(Increase) decrease in receivable for investments sold	(16,146)	(310)	(121,863)
(Increase) decrease in interest and/or dividends receivable	(68)	(1)	(2,201)
(Increase) decrease in dividends receivable from Affiliates	4	0	913
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	47	(8)	(658)
Proceeds from (Payments on) over the counter financial derivative instruments	(1,754)	(7)	13,069
Increase (decrease) in payable for investments purchased	22,598	618	141,974
Increase (decrease) in deposits from counterparty	(1,082)	0	(2,430)
Increase (decrease) in accrued investment advisory fees	(1)	0	233
Increase (decrease) in accrued supervisory and administrative fees	(1)	0	105
Increase (decrease) in accrued distribution fees	0	0	(21)
Increase (decrease) in accrued servicing fees	0	0	(15)
Proceeds from (Payments on) short sales transactions, net	(3,155)	0	4,066
Proceeds from (Payments on) foreign currency transactions	94	(1)	(171)
Increase (decrease) in other liabilities	0	0	0
Net Realized (Gain) Loss
Investments in securities	75	(1)	(186)
Investments in Affiliates	0	1	3
Net capital gain distributions received from Affiliate investments	0	0	0
Exchange-traded or centrally cleared financial derivative instruments	1,155	15	1,823
Over the counter financial derivative instruments	2,269	6	(12,337)
Foreign currency	(45)	1	95
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(958)	35	656
Investments in Affiliates	0	0	0
Exchange-traded or centrally cleared financial derivative instruments	(1,556)	(11)	(1,487)
Over the counter financial derivative instruments	(380)	24	(2,807)
Foreign currency assets and liabilities	(49)	0	76
Net amortization (accretion) on investments	953	(1)	3,535

Net Cash Provided by (Used for) Operating Activities	(23,679)	(3,085)	(860,096)

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	42,413	2,272	798,135
Payments on shares redeemed	(42,558)	(280)	(238,676)
Increase (decrease) in overdraft due to custodian	(90)	0	457
Net equalization credits and charges	0	0	0
Net borrowing of line of credit	0	0	0
Cash distributions paid*	(8)	0	(174)
Proceeds from reverse repurchase agreements	854,486	18,724	3,311,580
Payments on reverse repurchase agreements	(832,802)	(17,755)	(2,917,704)
Proceeds from sale-buyback transactions	395,966	5,501	5,044,845
Payments on sale-buyback transactions	(393,351)	(5,400)	(5,137,551)

Net Cash Received from (Used for) Financing Activities	24,056	3,062	860,912

Net Increase (Decrease) in Cash and Foreign Currency	377	(23)	816

Cash and Foreign Currency:
Beginning of period	475	107	4,052
End of period	$852	$84	$4,868

* Reinvestment of distributions	$3,324	$79	$7,326

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the year or period	$725	$6	$2,693

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund had a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments were not classified as Level 1 or 2 in the fair value hierarchy.

30	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statement of Cash Flows

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands†)	PIMCO Inflation Response Multi-Asset Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$29,577

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(1,229,770)
Proceeds from sales of long-term securities	1,211,541
(Purchases) Proceeds from sales of short-term portfolio investments, net	(74,209)
(Increase) decrease in deposits with counterparty	(3,140)
(Increase) decrease in receivable for investments sold	62,294
(Increase) decrease in interest and/or dividends receivable	(150)
(Increase) decrease in dividends receivable from Affiliates	307
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	7,595
Proceeds from (Payments on) over the counter financial derivative instruments	12,518
(Increase) decrease in reimbursement receivable from PIMCO	(47)
Increase (decrease) in payable for investments purchased	(114,247)
Increase (decrease) in deposits from counterparty	(6,984)
Increase (decrease) in accrued investment advisory fees	(33)
Increase (decrease) in accrued supervisory and administrative fees	(16)
Increase (decrease) in accrued distribution fees	(1)
Increase (decrease) in accrued servicing fees	(1)
Proceeds from (Payments on) short sales transactions, net	(4,207)
Proceeds from (Payments on) foreign currency transactions	(111)
Increase (decrease) in other liabilities	0
Net Realized (Gain) Loss
Investments in securities	(322)
Investments in Affiliates	(2)
Exchange-traded or centrally cleared financial derivative instruments	(4,635)
Over the counter financial derivative instruments	(11,827)
Foreign currency	100
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(7,642)
Investments in Affiliates	(2,898)
Exchange-traded or centrally cleared financial derivative instruments	(1,132)
Over the counter financial derivative instruments	11,187
Foreign currency assets and liabilities	11
Net amortization (accretion) on investments	(701)

Net Cash Provided by (Used for) Operating Activities	(126,945)

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	80,252
Payments on shares redeemed	(170,536)
Increase (decrease) in overdraft due to custodian	320
Cash distributions paid*	(16)
Proceeds from reverse repurchase agreements	2,581,886
Payments on reverse repurchase agreements	(2,346,785)
Proceeds from sale-buyback transactions	1,855,714
Payments on sale-buyback transactions	(1,871,923)

Net Cash Received from (Used for) Financing Activities	128,912

Net Increase (Decrease) in Cash and Foreign Currency	1,967

Cash and Foreign Currency:
Beginning of period	4,614
End of period	$6,581

* Reinvestment of distributions	$25,184

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$1,668

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund had a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments were not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	31

Schedule of Investments PIMCO Real Return Asset Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 162.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +~		$100	$98

Total Loan Participations and Assignments (Cost $97)			98

CORPORATE BONDS & NOTES 6.6%

BANKING & FINANCE 3.3%
AerCap Ireland Capital DAC
4.625% due 10/30/2020		100	107
Ally Financial, Inc.
3.250% due 02/13/2018		1,350	1,361
3.600% due 05/21/2018		100	101
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~		100	100
BRFkredit A/S
2.000% due 10/01/2017	DKK	1,000	159
2.500% due 10/01/2047		78	13
4.000% due 01/01/2018		1,400	225
Deutsche Bank AG
2.754% (US0003M + 1.450%) due 01/18/2019 ~		$100	101
4.250% due 10/14/2021		600	629
Dexia Credit Local S.A.
2.375% due 09/20/2022		500	499
Emerald Bay S.A.
5.000% due 10/31/2020 +~	EUR	492	496
International Lease Finance Corp.
6.250% due 05/15/2019		$100	106
8.250% due 12/15/2020		500	585
Navient Corp.
8.000% due 03/25/2020		200	221
8.450% due 06/15/2018		200	209
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017	DKK	3,100	492
2.000% due 01/01/2018		600	96
2.500% due 10/01/2047		256	42
Nykredit Realkredit A/S
2.500% due 10/01/2047		1,341	221
4.000% due 01/01/2018		7,800	1,252
Realkredit Danmark A/S
2.500% due 10/01/2047		1,653	273
UBS AG
1.637% (US0003M + 0.320%) due 12/07/2018 ~		$700	701
1.897% (US0003M + 0.580%) due 06/08/2020 ~		700	703
Vornado Realty LP
2.500% due 06/30/2019		500	503

			9,195

INDUSTRIALS 1.9%
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		200	200
Daimler Finance North America LLC
2.250% due 09/03/2019		500	502
Dell International LLC
3.480% due 06/01/2019		800	816
eBay, Inc.
2.750% due 01/30/2023		200	200
Mylan NV
3.750% due 12/15/2020		700	726
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		400	426
VMware, Inc.
2.950% due 08/21/2022		100	100
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019		700	706

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		$1,300	$1,314
3.375% due 11/30/2021		200	205

			5,195

UTILITIES 1.4%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~		700	704
2.254% (US0003M + 0.950%) due 07/15/2021 ~		800	811
5.150% due 02/14/2050		200	202
5.300% due 08/14/2058		100	101
Dominion Energy, Inc.
1.866% (US0003M + 0.550%) due 06/01/2019 ~		100	101
Petrobras Global Finance BV
5.999% due 01/27/2028		1,050	1,051
6.250% due 12/14/2026	GBP	100	142
7.375% due 01/17/2027		$400	441
8.750% due 05/23/2026		100	120
Verizon Communications, Inc.
1.865% (US0003M + 0.550%) due 05/22/2020 ~		100	100

			3,773

Total Corporate Bonds & Notes (Cost $17,797)			18,163

U.S. GOVERNMENT AGENCIES 5.2%
Fannie Mae, TBA
3.000% due 11/01/2047		2,500	2,503
3.500% due 11/01/2032 -12/01/2047		11,200	11,542
Freddie Mac
1.517% (LIBOR01M + 0.280%) due 09/25/2031 ~		39	39
1.597% (LIBOR01M + 0.360%) due 10/25/2029 ~		265	263
8.967% (LIBOR01M + 12.267%) due 05/15/2035 ~		32	37
Small Business Administration
5.902% due 02/10/2018		35	36

Total U.S. Government Agencies (Cost $14,429)			14,420

U.S. TREASURY OBLIGATIONS 127.6%
U.S. Treasury Bonds
2.875% due 11/15/2046 (f)(j)		1,360	1,364
3.000% due 05/15/2047 (f)		1,640	1,687
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021 (h)		6,362	6,381
0.125% due 01/15/2023 (j)		170	169
0.125% due 07/15/2024		3,814	3,776
0.125% due 07/15/2026 (j)		3,901	3,794
0.250% due 01/15/2025		6,614	6,548
0.375% due 07/15/2025 (h)(j)		4,129	4,129
0.375% due 07/15/2027 (j)		2,602	2,576
0.625% due 01/15/2024 (j)		420	429
0.625% due 01/15/2026		13,702	13,887
0.625% due 02/15/2043		5,515	5,155
0.750% due 02/15/2042 (f)		28,047	27,101
0.750% due 02/15/2045		12,287	11,722
0.875% due 02/15/2047		10,333	10,185
1.000% due 02/15/2046		15,011	15,230
1.250% due 07/15/2020		1,122	1,170
1.375% due 02/15/2044		14,347	15,832
1.750% due 01/15/2028		9,605	10,753
1.875% due 07/15/2019 (h)(j)		1,261	1,314
2.000% due 01/15/2026		4,748	5,340
2.125% due 02/15/2040 (f)		30,941	38,940
2.125% due 02/15/2041 (f)(j)		43,583	55,155
2.375% due 01/15/2025		15,017	17,155
2.500% due 01/15/2029 (f)		28,594	34,523
3.625% due 04/15/2028 (f)		29,906	39,161
3.875% due 04/15/2029		12,106	16,473

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Notes
2.125% due 07/31/2024 (f)		$2,300	$2,296
2.250% due 08/15/2027 (f)		1,200	1,191

Total U.S. Treasury Obligations (Cost $356,445)			353,436

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Adjustable Rate Mortgage Trust
3.260% due 01/25/2036 ^~		160	154
Alliance Bancorp Trust
1.477% (US0001M + 0.240%) due 07/25/2037 ~		261	234
Banc of America Funding Trust
3.673% due 03/20/2036 ~		203	196
Banc of America Mortgage Trust
3.435% due 11/25/2035 ^~		28	26
Bear Stearns Adjustable Rate Mortgage Trust
3.686% due 07/25/2036 ^~		57	55
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~		41	40
3.321% due 12/25/2035 ^~		310	234
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~		46	46
Countrywide Alternative Loan Trust
1.889% (12MTA + 1.000%) due 12/25/2035 ~		275	259
3.549% due 02/25/2037 ^~		216	210
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		47	39
GMAC Mortgage Corp. Loan Trust
3.585% due 11/19/2035 ~		265	254
Marche Mutui SRL
1.921% (EUR003M + 2.250%) due 01/27/2064 ~	EUR	206	243
Merrill Lynch Mortgage Investors Trust
1.897% (US0001M + 0.660%) due 09/25/2029 ~		$228	228
Residential Accredit Loans, Inc. Trust
1.417% (US0001M + 0.180%) due 06/25/2046 ~		201	97
Residential Asset Securitization Trust
1.637% (US0001M + 0.400%) due 05/25/2035 ~		344	285
1.687% (US0001M + 0.450%) due 12/25/2036 ^~		397	143
5.000% due 08/25/2019		26	26
5.750% due 03/25/2037		144	102
6.250% due 10/25/2036 ^		274	274
Structured Adjustable Rate Mortgage Loan Trust
3.565% due 07/25/2035 ^~		147	129
Structured Asset Mortgage Investments Trust
1.447% (US0001M + 0.210%) due 04/25/2036 ~		19	18
Thornburg Mortgage Securities Trust
1.977% (US0001M + 0.740%) due 09/25/2044 ~		222	212
Wachovia Mortgage Loan Trust LLC
3.454% due 10/20/2035 ~		166	148
WaMu Mortgage Pass-Through Certificates Trust
1.507% (US0001M + 0.270%) due 12/25/2045 ~		116	116
3.180% due 08/25/2036 ^~		90	87
3.305% due 09/25/2033 ~		78	79
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035		21	18
Wells Fargo Mortgage-Backed Securities Trust
3.336% due 07/25/2034 ~		118	121

Total Non-Agency Mortgage-Backed Securities (Cost $3,927)			4,073

32	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 2.4%
ACE Securities Corp. Home Equity Loan Trust
1.297% (US0001M + 0.060%) due 10/25/2036 ~	$35	$20
Apidos CLO
2.286% (US0003M + 0.980%) due 01/19/2025 ~	100	100
Argent Mortgage Loan Trust
1.717% (LIBOR01M + 0.480%) due 05/25/2035 ~	78	71
Citigroup Mortgage Loan Trust
1.467% (US0001M + 0.230%) due 12/25/2036 ~	114	78
Citigroup Mortgage Loan Trust, Inc.
1.567% (US0001M + 0.330%) due 10/25/2036 ~	300	260
Countrywide Asset-Backed Certificates
1.377% (US0001M + 0.140%) due 05/25/2035 ~	44	40
1.487% (US0001M + 0.250%) due 03/25/2037 ~	200	182
Credit-Based Asset Servicing and Securitization LLC
1.297% (US0001M + 0.060%) due 11/25/2036 ~	25	16
First Franklin Mortgage Loan Trust
1.707% (US0001M + 0.470%) due 11/25/2036 ~	500	441
Fremont Home Loan Trust
1.372% (US0001M + 0.135%) due 10/25/2036 ~	81	74
GSAMP Trust
2.212% (US0001M + 0.975%) due 03/25/2035 ^~	448	367
IndyMac Mortgage Loan Trust
1.307% (US0001M + 0.070%) due 07/25/2036 ~	128	62
Lehman XS Trust
4.895% due 06/25/2036	75	74
MASTR Specialized Loan Trust
2.437% (US0001M + 1.200%) due 07/25/2035 ~	1,417	1,270
Morgan Stanley Mortgage Loan Trust
2.703% (US0006M + 1.250%) due 11/25/2036 ^~	836	455
Navient Student Loan Trust
2.387% (US0001M + 1.150%) due 03/25/2066 ~	543	550
OFSI Fund Ltd.
2.454% (US0003M + 1.150%) due 04/17/2025 ~	78	78

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Renaissance Home Equity Loan Trust
2.337% (US0001M + 1.100%) due 09/25/2037 ~		$492	$292
Soundview Home Loan Trust
1.297% (US0001M + 0.060%) due 11/25/2036 ~		345	151
Sudbury Mill CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~		700	701
Symphony CLO Ltd.
2.334% (US0003M + 1.030%) due 10/15/2025 ~		700	702
VOLT LLC
3.125% due 09/25/2047		200	200
3.500% due 06/26/2045		332	334
3.500% due 03/25/2047		90	92

Total Asset-Backed Securities (Cost $6,935)			6,610

SOVEREIGN ISSUES 17.0%
Argentina Government International Bond
6.875% due 01/26/2027		800	865
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	5,100	312
Australia Government International Bond
3.000% due 09/20/2025 (d)	AUD	697	543
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	1,700	2,042
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (b)	BRL	19,100	5,926
0.000% due 07/01/2018 (b)		22,800	6,846
Canada Government International Bond
4.250% due 12/01/2026 (d)	CAD	742	798
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$200	199
France Government International Bond
1.850% due 07/25/2027 (d)	EUR	216	321
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2022 (d)		510	611
1.650% due 04/23/2020 (d)		100	125
Japan Government International Bond
0.100% due 03/10/2027 (d)	JPY	250,828	2,331
Mexico Government International Bond
4.500% due 11/22/2035 (d)	MXN	6,961	437
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	556	387
2.500% due 09/20/2035 (d)		1,378	1,014
United Kingdom Gilt
0.125% due 03/22/2026 (d)	GBP	14,657	23,011
0.125% due 11/22/2065 (d)		458	1,329

Total Sovereign Issues (Cost $46,576)			47,097

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.6%

CERTIFICATES OF DEPOSIT 0.2%
Barclays Bank PLC
1.827% due 05/17/2018		$700	$700

REPURCHASE AGREEMENTS (e) 0.1%
			298

ARGENTINA TREASURY BILLS 0.1%
3.039% due 10/13/2017 - 12/15/2017 (a)(b)		400	399

JAPAN TREASURY BILLS 2.1%
(0.118)% due 11/06/2017 (b)(c)	JPY	640,000	5,688

MEXICO TREASURY BILLS 0.1%
6.952% due 11/30/2017 - 01/04/2018 (a)(b)	MXN	4,311	233

Total Short-Term Instruments (Cost $7,435)			7,318

Total Investments in Securities (Cost $453,641)			451,215

		SHARES
INVESTMENTS IN AFFILIATES 0.4%

SHORT-TERM INSTRUMENTS 0.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III		110,686	1,094

Total Short-Term Instruments (Cost $1,094)			1,094

Total Investments in Affiliates (Cost $1,094)			1,094

Total Investments 163.3% (Cost $454,735)			$452,309

Financial Derivative Instruments (g)(i) (0.5)% (Cost or Premiums, net $(2,796))			(1,479)

Other Assets and Liabilities, net (62.8)%			(173,836)

Net Assets 100.0%			$276,994

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable rate security. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	33

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$298	U.S. Treasury Notes 2.625% due 08/15/2020	$(305)	$298	$298

Total Repurchase Agreements						$(305)	$298	$298

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.200%	08/08/2017	10/10/2017	$(67,110)	$(67,233)
BOS	1.350	09/22/2017	10/06/2017	(2,780)	(2,782)
	1.360	09/26/2017	10/03/2017	(1,067)	(1,068)
BSN	1.220	08/03/2017	10/03/2017	(4,812)	(4,822)
	1.250	08/29/2017	10/27/2017	(1,367)	(1,368)
DEU	1.270	09/21/2017	10/05/2017	(9,321)	(9,325)
GRE	1.170	09/07/2017	10/12/2017	(752)	(752)
JPS	0.890	09/25/2017	10/02/2017	(1,200)	(1,200)
RDR	1.230	08/11/2017	10/11/2017	(69,635)	(69,759)
SGY	1.180	09/21/2017	10/05/2017	(987)	(987)

Total Reverse Repurchase Agreements					$(159,296)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	1.290%	09/13/2017	10/13/2017	$(281)	$(281)
TDM	1.250	09/12/2017	10/12/2017	(2,335)	(2,334)

Total Sale-Buyback Transactions					$(2,615)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(67,233)	$0	$(67,233)	$66,602	$(631)
BOS	0	(3,850)	0	(3,850)	3,789	(61)
BSN	0	(6,190)	0	(6,190)	6,046	(144)
DEU	0	(9,325)	0	(9,325)	9,223	(102)
FICC	298	0	0	298	(305)	(7)
GRE	0	(752)	0	(752)	720	(32)
JPS	0	(1,200)	0	(1,200)	1,191	(9)
RDR	0	(69,759)	0	(69,759)	69,407	(352)
SGY	0	(987)	0	(987)	967	(20)

Master Securities Forward Transaction Agreement
BPG	0	0	(281)	(281)	275	(6)
TDM	0	0	(2,334)	(2,334)	2,296	(38)

Total Borrowings and Other Financing Transactions	$298	$(159,296)	$(2,615)

34	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(159,296)	$0	$0	$(159,296)

Total	$0	$(159,296)	$0	$0	$(159,296)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(2,615)	0	0	(2,615)

Total	$0	$(2,615)	$0	$0	$(2,615)

Total Borrowings	$0	$(161,911)	$0	$0	$(161,911)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(161,911)

(f)	Securities with an aggregate market value of $160,592 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(154,173) at a weighted average interest rate of 1.087%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$ 123.000	11/24/2017	118	$118	$1	$0
Call - CBOT U.S. Treasury 5-Year Note December Futures	123.750	11/24/2017	6	6	0	0
Call - CBOT U.S. Treasury 5-Year Note December Futures	124.000	11/24/2017	58	58	1	0
Call - CBOT U.S. Treasury 10-Year Note December Futures	137.000	11/24/2017	5	5	0	0
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/24/2017	33	33	0	0
Call - CBOT U.S. Treasury 10-Year Note December Futures	139.500	11/24/2017	30	30	0	0
Call - CBOT U.S. Treasury 10-Year Note December Futures	140.000	11/24/2017	58	58	1	0
Call - CBOT U.S. Treasury 10-Year Note December Futures	141.000	11/24/2017	151	151	1	0
Call - CBOT U.S. Treasury 10-Year Note December Futures	141.500	11/24/2017	25	25	0	0
Call - CBOT U.S. Treasury 10-Year Note January Futures	140.000	12/22/2017	2	2	0	0
Call - CBOT U.S. Treasury 10-Year Note January Futures	140.500	12/22/2017	4	4	0	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	145	363	15	9

					$19	$9

Total Purchased Options					$19	$9

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 127.500	11/24/2017	24	$24	$(15)	$(4)
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.000	10/27/2017	45	45	(9)	(19)
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.500	10/27/2017	12	12	(4)	(8)
Put - CBOT U.S. Treasury 10-Year Note November Futures	126.000	10/27/2017	24	24	(8)	(24)
Call - CBOT U.S. Treasury 10-Year Note November Futures	127.000	10/27/2017	23	23	(6)	(2)
Call - CBOT U.S. Treasury 10-Year Note November Futures	128.000	10/27/2017	12	12	(6)	(1)
Put - CBOT U.S. Treasury 30-Year Bond November Futures	151.000	10/27/2017	9	9	(5)	(5)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	145	363	(17)	(3)

					$(70)	$(66)

Total Written Options					$(70)	$(66)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	35

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bobl December Futures	12/2017	5	EUR	775	$(3)	$0	$0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	51		$8,421	(127)	21	0

					$(130)	$21	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2017	6	EUR	(1,142)	$12	$1	$(2)
Japan Government 10-Year Bond December Futures	12/2017	3	JPY	(4,008)	19	8	(2)
U.S. Treasury 2-Year Note December Futures	12/2017	55		$(11,864)	31	7	0
U.S. Treasury 5-Year Note December Futures	12/2017	298		(35,015)	224	49	0
U.S. Treasury 10-Year Note December Futures	12/2017	281		(35,213)	356	66	0
U.S. Treasury 30-Year Bond December Futures	12/2017	81		(12,378)	125	0	(3)
United Kingdom Long Gilt December Futures	12/2017	90	GBP	(14,940)	370	4	(30)

					$1,137	$135	$(37)

Total Futures Contracts					$1,007	$156	$(37)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
									Asset	Liability
CDX.HY-28 5-Year Index	(5.000)%	Quarterly	06/20/2022		$2,250	$(150)	$(26)	$(176)	$0	$(5)
CDX.HY-29 5-Year Index	(5.000)	Quarterly	12/20/2022		3,700	(280)	(14)	(294)	0	(6)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	1,400	(25)	(17)	(42)	0	(1)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		3,900	(103)	(2)	(105)	0	(3)

						$(558)	$(59)	$(617)	$0	$(15)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(4)	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$1,020	$3	$39	$42	$1	$0
Pay(4)	3-Month CAD Bank Bill	1.750	Semi-Annual	09/17/2019	CAD	24,500	(34)	(22)	(56)	15	0
Pay(4)	3-Month CAD-Bank Bill	1.450	Semi-Annual	12/13/2019		2,200	(19)	2	(17)	2	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		$16,200	97	(24)	73	7	0
Receive(4)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		1,800	(13)	6	(7)	1	0
Pay(4)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		5,000	76	29	105	0	(9)
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		1,400	9	8	17	0	(2)
Receive(4)	3-Month USD-LIBOR	2.300	Semi-Annual	04/21/2026		1,350	(6)	19	13	1	0
Receive(4)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		11,400	(44)	152	108	8	0
Receive(4)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		4,850	(8)	156	148	3	0
Receive(4)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		5,600	150	(17)	133	3	0
Receive(4)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		11,210	63	22	85	5	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		900	(80)	23	(57)	2	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		1,700	(316)	19	(297)	3	0
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		2,120	81	(3)	78	3	0
Receive(4)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		1,000	(48)	(22)	(70)	0	(2)
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048		460	(2)	(10)	(12)	0	(1)
Pay(4)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/21/2020		7,450	(14)	57	43	0	(1)
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		7,900	(297)	268	(29)	0	(27)
Receive(4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		1,600	(44)	(6)	(50)	0	(12)
Receive(4)	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	60,000	(1)	2	1	0	0
Receive(4)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		640,000	(35)	5	(30)	4	0

36	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	28-Day MXN-TIIE	7.200%	Lunar	06/05/2024	MXN	11,600	$0	$10	$10	$0	$(1)
Pay	28-Day MXN-TIIE	8.035	Lunar	12/17/2026		15,200	33	26	59	0	(2)
Pay	28-Day MXN-TIIE	7.733	Lunar	02/25/2027		2,200	3	3	6	0	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		3,100	2	0	2	0	0
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		200	1	0	1	0	0
Pay	28-Day MXN-TIIE	8.310	Lunar	11/28/2036		3,700	20	1	21	0	(1)
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		3,550	0	2	2	0	(1)
Pay	CPTFEMU	1.165	Maturity	12/15/2021	EUR	890	2	4	6	0	(1)
Pay	CPTFEMU	1.360	Maturity	06/15/2027		700	4	2	6	0	(1)
Pay	CPURNSA	1.710	Maturity	04/27/2018		$2,400	0	(8)	(8)	0	(1)
Pay	CPURNSA	2.078	Maturity	03/29/2019		7,100	(3)	59	56	0	0
Pay	CPURNSA	1.935	Maturity	04/27/2019		2,400	0	11	11	0	(1)
Pay	CPURNSA	2.027	Maturity	11/23/2020		1,300	4	(7)	(3)	0	(2)
Pay	CPURNSA	2.021	Maturity	11/25/2020		1,300	5	(8)	(3)	0	(2)
Pay	CPURNSA	1.550	Maturity	07/26/2021		2,000	55	(12)	43	0	(4)
Pay	CPURNSA	1.603	Maturity	09/12/2021		770	18	(4)	14	0	(1)
Pay	CPURNSA	1.730	Maturity	07/26/2026		2,000	(95)	25	(70)	6	0
Pay	CPURNSA	1.801	Maturity	09/12/2026		770	(30)	9	(21)	2	0
Pay	CPURNSA	2.067	Maturity	07/25/2027		900	0	(5)	(5)	3	0
Pay	CPURNSA	2.122	Maturity	08/01/2027		500	0	0	0	2	0
Pay	CPURNSA	0.000	Maturity	09/20/2027		470	0	1	1	1	0
Pay	CPURNSA	0.000	Maturity	09/25/2027		500	0	0	0	1	0
Pay	FRCPXTOB	1.438	Maturity	06/15/2027		1,500	(5)	(2)	(7)	3	0
Pay	UKRPI	3.300	Maturity	12/15/2030		4,670	(260)	151	(109)	6	0
Pay	UKRPI	3.530	Maturity	10/15/2031		1,940	(15)	48	33	2	0
Pay	UKRPI	0.000	Maturity	09/15/2032		1,850	2	(3)	(1)	4	0
Pay	UKRPI	3.358	Maturity	04/15/2035		4,900	(231)	199	(32)	12	0
Pay	UKRPI	3.585	Maturity	10/15/2046		240	(2)	(15)	(17)	0	(2)
Pay	UKRPI	3.428	Maturity	03/15/2047		330	37	(21)	16	0	(2)

							$(937)	$1,169	$232	$100	$(76)

Total Swap Agreements							$(1,495)	$1,110	$(385)	$100	$(91)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(5)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$9	$156	$100	$265	$ (66)	$ (37)	$ (94)	$ (197)

(h)	Securities with an aggregate market value of $2,157 and cash of $1,310 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(5)	Unsettled variation margin liability of $(3) for closed swap agreements is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	37

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017	DKK	3,452		$525	$0	$(23)
	10/2017		$548	DKK	3,427	0	(4)
	10/2017		3,848	EUR	3,282	32	0
	11/2017	BRL	535		$168	0	0
	11/2017	EUR	3,282		3,854	0	(31)
	01/2018	DKK	13,607		2,040	4	(137)
BPS	10/2017	BRL	16,400		4,820	0	(358)
	10/2017	GBP	412		543	0	(9)
	10/2017		$5,052	BRL	16,400	126	0
	12/2017	INR	12,492		$192	2	0
	01/2018	BRL	1,010		280	0	(35)
	02/2018	ARS	2,082		110	0	(2)
	03/2018	MXN	9,790		468	0	(57)
	03/2018		$493	MXN	9,790	32	0
	07/2018	BRL	8,800		$2,511	0	(176)
CBK	10/2017		1,929		609	0	0
	10/2017		$609	BRL	1,929	0	0
	10/2017		2,181	JPY	246,000	5	0
	11/2017	JPY	486,000		$4,362	42	(5)
	12/2017		$64	ARS	1,145	0	(1)
	12/2017		661	INR	43,532	1	0
DUB	10/2017	BRL	9,800		$3,093	0	(1)
	10/2017		$2,967	BRL	9,800	128	0
	01/2018	BRL	10,300		$2,895	0	(318)
	07/2018		11,000		3,186	0	(172)
FBF	12/2017		$300	INR	19,632	0	(2)
GLM	10/2017	BRL	3,700		$1,168	0	0
	10/2017	CAD	1,893		1,517	0	0
	10/2017	DKK	2,122		308	0	(29)
	10/2017	EUR	214		251	0	(2)
	10/2017	JPY	40,700		366	4	0
	10/2017	RUB	38,609		659	0	(9)
	10/2017		$1,104	BRL	3,700	64	0
	10/2017		547	GBP	412	5	0
	12/2017	MXN	7,928		$438	8	0
	01/2018		1,371		67	0	(7)
HUS	10/2017	BRL	11,500		3,630	0	(1)
	10/2017	DKK	1,020		156	0	(6)
	10/2017	GBP	436		591	7	0
	10/2017		$3,435	BRL	11,500	196	0
	10/2017		664	RUB	38,814	7	0
	02/2018		235	ARS	4,397	1	0
	07/2018	BRL	3,000		$856	0	(59)
JPM	10/2017	AUD	2,347		1,859	18	0
	10/2017	BRL	17,729		5,260	3	(342)
	10/2017	DKK	1,040		159	0	(6)
	10/2017	EUR	3,282		3,964	85	0
	10/2017	GBP	2,615		3,545	41	0
	10/2017	NZD	1,949		1,394	0	(14)
	10/2017		$5,596	BRL	17,729	2	0
	10/2017		25,200	GBP	18,817	19	(4)
	11/2017	GBP	18,524		$24,827	0	(19)
	11/2017	JPY	240,000		2,178	42	0
	11/2017		$610	BRL	1,929	0	(4)
	12/2017	INR	14,976		$227	0	(1)
	01/2018	BRL	2,090		578	0	(74)
	02/2018	ARS	1,422		75	0	(1)
MSB	11/2017	JPY	160,000		1,453	29	0
NGF	11/2017	MXN	2,940		143	0	(17)
	01/2018	BRL	5,700		1,589	0	(189)
	01/2018		$294	ARS	5,405	2	0
RYL	10/2017	GBP	1,184		$1,598	11	0

38	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SCX	10/2017	JPY	205,300		$1,895	$70	$0
SOG	10/2017	GBP	14,582		18,938	0	(602)
TOR	11/2017		$15	ARS	269	0	0

Total Forward Foreign Currency Contracts						$986	$(2,717)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$ 1,900	$ 191	$25
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	1,900	190	212
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	3,900	44	40
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	8,600	100	79
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	1,100	110	14
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	1,100	110	123

							$ 745	$493

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.263%	3-Month USD-LIBOR	03/29/2018	$13,900	$6	$6

Total Purchased Options						$751	$499

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
SCX	Call - OTC EUR versus USD	$1.202	10/06/2017	EUR 795	$(4)	$0

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$	93,600	$(834)	$0
DUB	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		600	(6)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	9,000	(409)	(103)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$	4,100	(30)	(1)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		300	(2)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		29,800	(337)	(83)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		13,300	(246)	(47)

							$(1,864)	$(234)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
RYL	Call - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Receive	1.800%	11/07/2017	$	1,650	$(15)	$0
	Put - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	2.600	11/07/2017		1,650	(14)	(9)

								$(29)	$(9)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.230%	3-Month USD-LIBOR	03/29/2018	$13,900	$(6)	$(6)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	39

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	$102.703	10/05/2017	$ 6,000	$(13)	$(2)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.703	10/05/2017	6,000	(12)	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	102.609	10/05/2017	1,000	(3)	0
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.406	10/05/2017	1,000	(2)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.609	10/05/2017	1,000	(2)	0

					$(32)	$(3)

Total Written Options					$(1,935)	$(252)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	03/20/2019	0.360%	$1,000	$(17)	$26	$9	$0
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	200	(17)	15	0	(2)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	300	(26)	22	0	(4)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.455	200	0	1	1	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755	200	(13)	6	0	(7)

							$(73)	$70	$10	$(13)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
DUB	Pay	CPURNSA	2.500%	Maturity	07/15/2022	$	900	$6	$(94)	$0	$(88)
	Pay	CPURNSA	2.560	Maturity	05/08/2023		1,700	0	(169)	0	(169)
GLM	Pay	CPURNSA	2.060	Maturity	05/12/2025		22,700	0	213	213	0
MYC	Pay	CPURNSA	1.805	Maturity	09/20/2026		300	0	(8)	0	(8)

								$6	$(58)	$213	$(265)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	$600	$0	$(1)	$0	$(1)
GST	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	500	1	(7)	0	(6)
JPM	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	600	0	(1)	0	(1)

								$1	$(9)	$0	$(8)

Total Swap Agreements								$(66)	$3	$223	$(286)

40	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$36	$0	$9	$45	$(195)	$0	$(1)	$(196)	$(151)	$0	$(151)
BPS	160	0	0	160	(637)	0	0	(637)	(477)	566	89
CBK	48	0	0	48	(6)	0	(2)	(8)	40	0	40
DUB	128	243	0	371	(491)	(6)	(261)	(758)	(387)	429	42
FBF	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
GLM	81	0	213	294	(47)	(103)	0	(150)	144	(700)	(556)
GSC	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
GST	0	0	0	0	0	0	(6)	(6)	(6)	0	(6)
HUS	211	0	1	212	(66)	0	(7)	(73)	139	0	139
JPM	210	0	0	210	(465)	(132)	(1)	(598)	(388)	584	196
MSB	29	0	0	29	0	0	0	0	29	0	29
MYC	0	119	0	119	0	0	(8)	(8)	111	(248)	(137)
NGF	2	137	0	139	(206)	0	0	(206)	(67)	0	(67)
RYL	11	0	0	11	0	(9)	0	(9)	2	0	2
SCX	70	0	0	70	0	0	0	0	70	0	70
SOG	0	0	0	0	(602)	0	0	(602)	(602)	634	32

Total Over the Counter	$986	$499	$223	$1,708	$(2,717)	$(252)	$(286)	$(3,255)

(j)	Securities with an aggregate market value of $2,213 have been pledged as collateral for OTC financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	YOY options may have a series of expirations.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$9	$9
Futures	0	0	0	0	156	156
Swap Agreements	0	0	0	0	100	100

	$0	$0	$0	$0	$265	$265

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$986	$0	$986
Purchased Options	0	0	0	0	499	499
Swap Agreements	0	10	0	0	213	223

	$0	$10	$0	$986	$712	$1,708

	$0	$10	$0	$986	$977	$1,973

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	41

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$66	$66
Futures	0	0	0	0	37	37
Swap Agreements	0	18	0	0	76	94

	$0	$18	$0	$0	$179	$197

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,717	$0	$2,717
Written Options	0	0	0	0	252	252
Swap Agreements	0	13	0	0	273	286

	$0	$13	$0	$2,717	$525	$3,255

	$0	$31	$0	$2,717	$704	$3,452

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(34)	$(34)
Written Options	0	0	0	0	240	240
Futures	0	0	0	0	(1,487)	(1,487)
Swap Agreements	0	(293)	0	0	419	126

	$0	$(293)	$0	$0	$(862)	$(1,155)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,346)	$0	$(2,346)
Purchased Options	0	0	0	0	(255)	(255)
Written Options	0	2	0	30	189	221
Swap Agreements	0	158	0	(1)	(46)	111

	$0	$160	$0	$(2,317)	$(112)	$(2,269)

	$0	$(133)	$0	$(2,317)	$(974)	$(3,424)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$13	$13
Written Options	0	0	0	0	(36)	(36)
Futures	0	0	0	0	1,319	1,319
Swap Agreements	0	(22)	0	0	282	260

	$0	$(22)	$0	$0	$1,578	$1,556

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$623	$0	$623
Purchased Options	0	0	0	0	(536)	(536)
Written Options	0	0	0	10	46	56
Swap Agreements	0	(100)	0	0	337	237

	$0	$(100)	$0	$633	$(153)	$380

	$0	$(122)	$0	$633	$1,425	$1,936

42	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$98	$98
Corporate Bonds & Notes
Banking & Finance	0	8,699	496	9,195
Industrials	0	5,195	0	5,195
Utilities	0	3,773	0	3,773
U.S. Government Agencies	0	14,420	0	14,420
U.S. Treasury Obligations	0	353,436	0	353,436
Non-Agency Mortgage-Backed Securities	0	4,073	0	4,073
Asset-Backed Securities	0	6,610	0	6,610
Sovereign Issues	0	47,097	0	47,097
Short-Term Instruments
Certificates of Deposit	0	700	0	700
Repurchase Agreements	0	298	0	298
Argentina Treasury Bills	0	399	0	399
Japan Treasury Bills	0	5,688	0	5,688
Mexico Treasury Bills	0	233	0	233

	$0	$450,621	$594	$451,215

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,094	$0	$0	$1,094

Total Investments	$1,094	$450,621	$594	$452,309

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$165	$100	$0	$265
Over the counter	6	1,702	0	1,708

	$171	$1,802	$0	$1,973

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(40)	(154)	0	(194)
Over the counter	(6)	(3,249)	0	(3,255)

	$(46)	$(3,403)	$0	$(3,449)

Total Financial Derivative Instruments	$125	$(1,601)	$0	$(1,476)

Totals	$1,219	$449,020	$594	$450,833

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	43

Schedule of Investments PIMCO Real Return Limited Duration Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.7%

CORPORATE BONDS & NOTES 1.4%

BANKING & FINANCE 0.4%
JPMorgan Chase & Co.
7.900% (US0003M + 3.470%) due 04/30/2018 ~(e)		$10	$10
Nykredit Realkredit A/S
2.000% due 04/01/2018	DKK	100	16
Realkredit Danmark A/S
1.000% due 04/01/2018		100	16

			42

INDUSTRIALS 1.0%
Dell International LLC
3.480% due 06/01/2019		$100	102

Total Corporate Bonds & Notes (Cost $141)			144

U.S. GOVERNMENT AGENCIES 3.0%
Fannie Mae, TBA
3.500% due 11/01/2047		300	309

Total U.S. Government Agencies (Cost $309)			309

U.S. TREASURY OBLIGATIONS 105.3%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018		1,154	1,155
0.125% due 04/15/2019		679	682
0.125% due 04/15/2020 (f)		3,182	3,197
0.125% due 04/15/2021 (f)		2,575	2,583
0.125% due 04/15/2022 (f)		101	101
0.125% due 07/15/2022		607	610
0.125% due 07/15/2024		216	214
0.125% due 07/15/2026		69	68
0.250% due 01/15/2025		103	102
0.375% due 07/15/2023		158	160
0.375% due 07/15/2025		31	31
0.625% due 07/15/2021		163	167
0.625% due 01/15/2026		72	73
1.000% due 02/15/2046		1	1
1.250% due 07/15/2020		887	924
1.375% due 07/15/2018		23	23
2.125% due 02/15/2041		11	14
2.375% due 01/15/2025		332	380
2.375% due 01/15/2027		49	57
3.875% due 04/15/2029		15	20
U.S. Treasury Notes
1.875% due 02/28/2022 (f)		100	100
1.875% due 07/31/2022 (f)		100	100

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 08/31/2024		$100	$98
2.250% due 08/15/2027		100	99

Total U.S. Treasury Obligations (Cost $10,997)			10,959

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Adjustable Rate Mortgage Trust
3.844% due 08/25/2035 ~		8	8
Chase Mortgage Finance Trust
3.167% due 12/25/2035 ^~		6	6
Countrywide Home Loan Mortgage Pass-Through Trust
1.817% (US0001M + 0.580%) due 04/25/2035 ~		20	19
GSR Mortgage Loan Trust
3.395% due 01/25/2036 ^~		16	16
IndyMac Mortgage Loan Trust
2.077% (US0001M + 0.840%) due 05/25/2034 ~		13	12
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.260% due 06/25/2033 ~		6	6

Total Non-Agency Mortgage-Backed Securities (Cost $62)			67

ASSET-BACKED SECURITIES 0.7%
CIT Mortgage Loan Trust
2.587% (LIBOR01M + 1.350%) due 10/25/2037 ~		19	20
Long Beach Mortgage Loan Trust
1.467% (US0001M + 0.230%) due 01/25/2046 ~		6	6
Securitized Asset-Backed Receivables LLC Trust
1.487% (US0001M + 0.250%) due 05/25/2036 ~		73	45

Total Asset-Backed Securities (Cost $71)			71

SOVEREIGN ISSUES 8.4%
Argentina Government International Bond
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	200	12
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2018 (b)	BRL	600	183
0.000% due 07/01/2018 (b)		1,200	361
France Government International Bond
1.100% due 07/25/2022 (d)	EUR	55	73
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2022 (d)		102	122

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Japan Government International Bond
0.100% due 03/10/2027 (d)	JPY	10,033	$93
Mexico Government International Bond
7.750% due 05/29/2031	MXN	101	6
United Kingdom Gilt
3.500% due 01/22/2045	GBP	13	23

Total Sovereign Issues (Cost $858)			873

SHORT-TERM INSTRUMENTS 0.3%

SHORT-TERM NOTES 0.0%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		$2	2

ARGENTINA TREASURY BILLS 0.3%
2.810% due 03/16/2018 (b)(c)		30	30

MEXICO TREASURY BILLS 0.0%
6.953% due 11/30/2017 - 01/04/2018 (a)(b)	MXN	89	5

Total Short-Term Instruments (Cost $36)			37

Total Investments in Securities (Cost $12,474)			12,460

		SHARES
INVESTMENTS IN AFFILIATES 2.0%

SHORT-TERM INSTRUMENTS 2.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short-Term Floating NAV Portfolio III		20,657	204

Total Short-Term Instruments (Cost $204)			204

Total Investments in Affiliates (Cost $204)			204

Total Investments 121.7% (Cost $12,678)			$12,664

Financial Derivative Instruments (g)(h) (0.4)% (Cost or Premiums, net $2)			(40)

Other Assets and Liabilities, net (21.3)%			(2,217)

Net Assets 100.0%			$10,407

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable rate security. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

44	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	1.260%	07/28/2017	10/11/2017	$(104)	$(104)
	1.280	07/26/2017	10/26/2017	(1,152)	(1,155)
	1.360	09/26/2017	10/03/2017	(104)	(104)
DEU	1.270	09/21/2017	10/05/2017	(208)	(207)
SCX	1.280	09/08/2017	10/12/2017	(101)	(102)
	1.280	09/08/2017	10/16/2017	(101)	(101)
	1.290	08/17/2017	10/17/2017	(104)	(104)

Total Reverse Repurchase Agreements					$(1,877)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
TDM	1.220%	08/16/2017	10/16/2017	$(101)	$(101)

Total Sale-Buyback Transactions					$(101)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$0	$(1,363)	$0	$(1,363)	$1,363	$(0)
DEU	0	(207)	0	(207)	207	0
SCX	0	(307)	0	(307)	304	(3)

Master Securities Forward Transaction Agreement
TDM	0	0	(101)	(101)	100	(1)

Total Borrowings and Other Financing Transactions	$0	$(1,877)	$(101)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(1,877)	$0	$0	$(1,877)

Total	$0	$(1,877)	$0	$0	$(1,877)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(101)	0	0	(101)

Total	$0	$(101)	$0	$0	$(101)

Total Borrowings	$0	$(1,978)	$0	$0	$(1,978)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(1,978)

(f)	Securities with an aggregate market value of $1,974 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(1,615) at a weighted average interest rate of 1.098%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	45

Schedule of Investments PIMCO Real Return Limited Duration Fund (Cont.)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	4	$10	$1	$0

Total Purchased Options					$1	$0

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 127.500	11/24/2017	1	$1	$(1)	$0
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.000	10/27/2017	2	2	0	(1)
Call - CBOT U.S. Treasury 10-Year Note November Futures	127.000	10/27/2017	1	1	0	0
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	4	10	(1)	0

					$(2)	$(1)

Total Written Options					$(2)	$(1)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
Description					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2017	2	$251	$(2)	$0	$(1)

SHORT FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount			Unrealized Appreciation/ (Depreciation)	Variation Margin
Description							Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2017	2	$		(431)	$1	$0	$0
U.S. Treasury 5-Year Note December Futures	12/2017	3			(353)	2	1	0
U.S. Treasury 30-Year Bond December Futures	12/2017	1			(153)	3	0	0
United Kingdom Long Gilt December Futures	12/2017	1		GBP	(166)	4	0	0

						$10	$1	$0

Total Futures Contracts						$8	$1	$(1)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
									Asset	Liability
iTraxx Europe Main 28 5-Year Index	(1.000)%	Quarterly	12/20/2022	EUR	110	$(3)	$0	$(3)	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(4)	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$30	$0	$1	$1	$0	$0
Pay(4)	3-Month CAD Bank Bill	1.750	Semi-Annual	09/17/2019	CAD	700	(1)	(1)	(2)	1	0
Pay(4)	3-Month CAD-Bank Bill	1.450	Semi-Annual	12/13/2019		100	(1)	0	(1)	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		$100	1	(1)	0	0	0
Receive(4)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		100	(1)	1	0	0	0
Pay(4)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		30	0	1	1	0	0
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		60	0	1	1	0	0

46	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(4)	3-Month USD-LIBOR	2.500%	Semi-Annual	02/22/2026		$90	$0	$0	$0	$0	$0
Receive(4)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		50	0	0	0	0	0
Receive(4)	3-Month USD-LIBOR	1.850	Semi-Annual	07/20/2026		200	0	6	6	0	0
Receive(4)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		15	0	1	1	0	0
Receive(4)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		200	6	(1)	5	0	0
Receive(4)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		400	3	0	3	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		100	(3)	7	4	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		50	3	0	3	0	0
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		80	3	0	3	0	0
Receive(4)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		10	0	(1)	(1)	0	0
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048		10	0	0	0	0	0
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	50	(2)	2	0	0	(1)
Receive(4)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029	JPY	40,000	(2)	0	(2)	1	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	400	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.035	Lunar	12/17/2026		300	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.733	Lunar	02/25/2027		900	1	1	2	0	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		100	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		200	1	0	1	0	0
Pay	CPTFEMU	1.385	Maturity	12/15/2026	EUR	45	0	0	0	0	0
Pay	CPURNSA	1.710	Maturity	04/27/2018		$100	0	0	0	0	0
Pay	CPURNSA	1.580	Maturity	05/23/2018		100	0	0	0	0	0
Pay	CPURNSA	1.935	Maturity	04/27/2019		100	0	1	1	0	0
Pay	CPURNSA	1.762	Maturity	08/30/2026		30	(1)	0	(1)	0	0
Pay	CPURNSA	0.000	Maturity	09/20/2027		20	0	0	0	0	0
Pay	FRCPXTOB	1.438	Maturity	06/15/2027		30	0	0	0	0	0
Pay	UKRPI	3.400	Maturity	06/15/2030	GBP	100	0	2	2	0	0
Pay	UKRPI	3.530	Maturity	10/15/2031		40	0	1	1	0	0
Pay	UKRPI	0.000	Maturity	09/15/2032		30	0	0	0	0	0

							$7	$22	$29	$2	$(1)

Total Swap Agreements							$4	$22	$26	$2	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1	$2	$3	$ (1)	$ (1)	$ (1)	$ (3)

Cash of $61 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	47

Schedule of Investments PIMCO Real Return Limited Duration Fund (Cont.)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017		$192	EUR	163	$1	$0
	11/2017	EUR	163		$192	0	(1)
BPS	12/2017	INR	455		7	0	0
	12/2017	KRW	10,244		9	0	0
	02/2018	ARS	76		4	0	0
	03/2018	MXN	190		9	0	(1)
	03/2018		$10	MXN	190	1	0
	04/2018	DKK	203		$30	0	(3)
CBK	10/2017	BRL	540		151	0	(20)
	10/2017	EUR	62		74	1	0
	10/2017		$171	BRL	540	0	0
	12/2017	INR	330		$5	0	0
	12/2017	MXN	90		5	0	0
	12/2017		$2	ARS	35	0	0
	04/2018	BRL	300		$91	0	(2)
DUB	10/2017		240		76	0	0
	10/2017		$72	BRL	240	4	0
	11/2017		26		82	0	0
	12/2017	KRW	19,356		$17	0	0
	07/2018	BRL	300		86	0	(6)
GLM	10/2017		100		32	0	0
	10/2017	EUR	101		119	0	(1)
	10/2017	GBP	22		28	0	(1)
	10/2017	JPY	10,000		91	2	0
	10/2017	RUB	1,245		21	0	0
	10/2017		$30	BRL	100	2	0
	11/2017	CAD	36		$28	0	(1)
	11/2017	JPY	10,000		89	0	0
	01/2018	MXN	29		1	0	0
HUS	10/2017	BRL	200		63	0	0
	10/2017		$60	BRL	200	4	0
	10/2017		21	RUB	1,250	0	0
	02/2018		7	ARS	138	0	0
	07/2018	BRL	600		$171	0	(12)
JPM	10/2017	AUD	50		40	0	0
	12/2017	INR	264		4	0	0
	12/2017		$36	INR	2,354	0	0
	02/2018	ARS	57		$3	0	0
	07/2018	BRL	300		88	0	(4)
MSB	10/2017		82		26	0	0
	10/2017		$26	BRL	82	0	0
	04/2018	BRL	300		$89	0	(3)
NGF	11/2017	MXN	60		3	0	0
	01/2018		$13	ARS	243	0	0
SOG	11/2017	BRL	22		$7	0	0

Total Forward Foreign Currency Contracts						$15	$(55)

PURCHASED OPTIONS:

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.263%	3-Month USD-LIBOR	03/29/2018	$500	$0	$0

Total Purchased Options						$0	$0

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
SCX	Call - OTC EUR versus USD	$1.202	10/06/2017	EUR	30	$0	$0

48	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
RYL	Call - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Receive	1.800%	11/07/2017	$ 15	$ (1)	$0
	Put - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	2.600	11/07/2017	15	0	0

							$ (1)	$0

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.230%	3-Month USD-LIBOR	03/29/2018	$500	$0	$0

Total Written Options						$(1)	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$1	$0	$0	$1	$(1)	$0	$0	$(1)	$0	$0	$0
BPS	1	0	0	1	(4)	0	0	(4)	(3)	0	(3)
CBK	1	0	0	1	(22)	0	0	(22)	(21)	0	(21)
DUB	4	0	0	4	(6)	0	0	(6)	(2)	0	(2)
GLM	4	0	0	4	(3)	0	0	(3)	1	0	1
HUS	4	0	0	4	(12)	0	0	(12)	(8)	0	(8)
JPM	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
MSB	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)

Total Over the Counter	$15	$0	$0	$15	$(55)	$0	$0	$(55)

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1
Swap Agreements	0	0	0	0	2	2

	$0	$0	$0	$0	$3	$3

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$15	$0	$15

	$0	$0	$0	$15	$3	$18

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	1	1
Swap Agreements	0	0	0	0	1	1

	$0	$0	$0	$0	$3	$3

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$55	$0	$55

	$0	$0	$0	$55	$3	$58

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	49

Schedule of Investments PIMCO Real Return Limited Duration Fund (Cont.)

September 30, 2017 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$6	$6
Futures	0	0	0	0	(22)	(22)
Swap Agreements	0	(3)	0	0	4	1

	$0	$(3)	$0	$0	$(12)	$(15)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11)	$0	$(11)
Purchased Options	0	0	0	0	(1)	(1)
Written Options	0	0	0	1	4	5
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$(10)	$3	$(6)

	$0	$(2)	$0	$(10)	$(9)	$(21)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$8	$8
Swap Agreements	0	0	0	0	3	3

	$0	$0	$0	$0	$11	$11

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(20)	$0	$(20)
Purchased Options	0	0	0	0	1	1
Written Options	0	0	0	0	(3)	(3)
Swap Agreements	0	(1)	0	0	(1)	(2)

	$0	$(1)	$0	$(20)	$(3)	$(24)

	$0	$(1)	$0	$(20)	$8	$(13)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$42	$0	$42
Industrials	0	102	0	102
U.S. Government Agencies	0	309	0	309
U.S. Treasury Obligations	0	10,959	0	10,959
Non-Agency Mortgage-Backed Securities	0	67	0	67
Asset-Backed Securities	0	71	0	71
Sovereign Issues	0	873	0	873
Short-Term Instruments
Short-Term Notes	0	2	0	2
Argentina Treasury Bills	0	30	0	30
Mexico Treasury Bills	0	5	0	5

	$0	$12,460	$0	$12,460

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$204	$0	$0	$204

Total Investments	$204	$12,460	$0	$12,664

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1	$2	$0	$3
Over the counter	0	15	0	15

	$1	$17	$0	$18

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(2)	0	(3)
Over the counter	0	(55)	0	(55)

	$(1)	$(57)	$0	$(58)

Total Financial Derivative Instruments	$0	$(40)	$0	$(40)

Totals	$204	$12,420	$0	$12,624

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

50	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 137.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +~		$1,000	$982

Total Loan Participations and Assignments (Cost $966)			982

CORPORATE BONDS & NOTES 3.9%

BANKING & FINANCE 2.7%
AerCap Ireland Capital DAC
4.625% due 10/30/2020		100	107
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~		900	902
BRFkredit A/S
2.000% due 10/01/2017	DKK	7,200	1,144
2.500% due 10/01/2047		500	82
4.000% due 01/01/2018		3,400	546
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$1,700	1,766
Deutsche Bank AG
4.250% due 10/14/2021		6,200	6,502
Dexia Credit Local S.A.
2.375% due 09/20/2022		3,700	3,691
General Motors Financial Co., Inc.
2.350% due 10/04/2019		100	100
Goldman Sachs Group, Inc.
2.520% (US0003M + 1.200%) due 09/15/2020 ~		7,000	7,136
HSBC Holdings PLC
6.000% due 03/29/2040	GBP	1,400	2,525
ING Bank NV
2.625% due 12/05/2022		$2,000	2,027
International Lease Finance Corp.
5.875% due 04/01/2019		100	105
6.250% due 05/15/2019		200	213
7.125% due 09/01/2018		600	628
8.250% due 12/15/2020		500	585
MetLife, Inc.
6.817% due 08/15/2018		100	104
Navient Corp.
5.500% due 01/15/2019		1,600	1,657
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	6,000	953
2.000% due 10/01/2017		10,800	1,716
2.000% due 01/01/2018		200	32
2.500% due 10/01/2047		1,398	231
Nykredit Realkredit A/S
1.000% due 10/01/2017		22,400	3,558
2.000% due 10/01/2017		9,900	1,573
2.500% due 10/01/2047		6,265	1,032
Realkredit Danmark A/S
1.000% due 01/01/2018		5,300	845
1.000% due 04/01/2018		1,400	224
2.000% due 01/01/2018		700	112
2.500% due 10/01/2047		7,529	1,243
Santander Holdings USA, Inc.
2.767% (US0003M + 1.450%) due 11/24/2017 ~		$300	301
Toronto-Dominion Bank
2.250% due 03/15/2021		3,000	3,002
UBS AG
1.637% (US0003M + 0.320%) due 12/07/2018 ~		4,500	4,508
1.897% (US0003M + 0.580%) due 06/08/2020 ~		4,600	4,620
4.750% (USSW5 + 3.765%) due 05/22/2023 ~		700	711
Vornado Realty LP
2.500% due 06/30/2019		1,300	1,308

			55,789

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 0.3%
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~	$1,500	$1,503
Celgene Corp.
2.300% due 08/15/2018	100	101
Dell International LLC
3.480% due 06/01/2019	200	204
eBay, Inc.
2.181% (US0003M + 0.870%) due 01/30/2023 ~	100	100
2.750% due 01/30/2023	1,200	1,197
Ryder System, Inc.
2.450% due 09/03/2019	100	101
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	100	108
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019	200	213
Time Warner Cable LLC
8.250% due 04/01/2019	100	109
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	330	389
VMware, Inc.
2.300% due 08/21/2020	300	301
2.950% due 08/21/2022	200	201
3.900% due 08/21/2027	200	203
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	400	400

		5,130

UTILITIES 0.9%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~	1,900	1,910
2.254% (US0003M + 0.950%) due 07/15/2021 ~	4,600	4,660
5.150% due 02/14/2050	1,600	1,619
5.300% due 08/14/2058	500	506
Petrobras Global Finance BV
5.299% due 01/27/2025	7,437	7,435
7.375% due 01/17/2027	2,500	2,758

		18,888

Total Corporate Bonds & Notes (Cost $77,605)		79,807

U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
1.917% (LIBOR01M + 0.680%) due 02/25/2041 ~	423	430
2.029% (12MTA + 1.200%) due 10/01/2044 ~	17	18
2.030% (12MTA + 1.200%) due 09/01/2044 ~	13	13
Fannie Mae, TBA
3.500% due 11/01/2032 - 12/01/2047	63,200	62,938
Freddie Mac
1.834% (LIBOR01M + 0.600%) due 12/15/2037 ~	257	259
3.130% (US0012M + 1.487%) due 09/01/2036 ~	101	105
3.149% (US0006M + 1.774%) due 07/01/2036 ~	99	104
3.320% (US0012M + 1.686%) due 10/01/2036 ~	47	49
NCUA Guaranteed Notes
1.791% (LIBOR01M + 0.560%) due 12/08/2020 ~	825	830

Total U.S. Government Agencies (Cost $64,844)		64,746

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 104.3%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018	$207,572	$207,722
0.125% due 04/15/2019 (g)	217,488	218,335
0.125% due 04/15/2020 (g)	351,142	352,865
0.125% due 04/15/2021 (g)(i)	453,635	454,986
0.125% due 04/15/2022 (g)	5,939	5,938
0.125% due 07/15/2022 (g)	98,332	98,820
0.125% due 01/15/2023	51,434	51,310
0.125% due 07/15/2024	33,793	33,455
0.125% due 07/15/2026 (k)	8,823	8,580
0.250% due 01/15/2025	22,468	22,244
0.375% due 07/15/2023	20,511	20,781
0.375% due 07/15/2025	57,805	57,810
0.375% due 01/15/2027 (k)	811	801
0.375% due 07/15/2027 (g)	12,609	12,486
0.625% due 07/15/2021	52,510	53,961
0.625% due 01/15/2024	22,272	22,744
0.625% due 01/15/2026	28,670	29,058
0.750% due 02/15/2045 (k)	2,287	2,182
1.000% due 02/15/2046 (k)	6,199	6,289
1.250% due 07/15/2020 (i)	27,017	28,152
1.375% due 07/15/2018 (i)	14,973	15,221
1.625% due 01/15/2018 (i)(k)	10,282	10,353
1.875% due 07/15/2019	36,571	38,105
2.000% due 01/15/2026	4,230	4,757
2.125% due 01/15/2019 (i)(k)	7,753	7,997
2.125% due 02/15/2040 (k)	34	43
2.125% due 02/15/2041 (k)	2,157	2,730
2.375% due 01/15/2025	60,269	68,850
2.375% due 01/15/2027 (k)	218	256
2.500% due 01/15/2029	9,292	11,219
3.625% due 04/15/2028	11,623	15,221
3.875% due 04/15/2029 (k)	298	405
U.S. Treasury Notes
1.875% due 02/28/2022 (g)(k)	110,900	110,911
1.875% due 07/31/2022 (g)(i)	32,700	32,622
1.875% due 08/31/2024 (g)	4,400	4,320
2.000% due 11/15/2026 (k)	300	292
2.125% due 07/31/2024 (g)	12,200	12,178
2.250% due 08/15/2027 (g)	8,100	8,042
2.750% due 02/15/2024 (g)	81,900	85,047

Total U.S. Treasury Obligations (Cost $2,122,275)		2,117,088

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Alliance Bancorp Trust
1.477% (US0001M + 0.240%) due 07/25/2037 ~	894	803
Ally Financial, Inc.
2.500% due 12/15/2017 +(f)	17,000	16,984
BCAP LLC Trust
3.226% due 04/26/2036 ~	860	709
Bear Stearns Adjustable Rate Mortgage Trust
2.820% (H15T1Y + 2.150%) due 08/25/2035 ~	17	17
3.260% (H15T1Y + 2.450%) due 03/25/2035 ~	28	28
3.280% (H15T1Y + 2.050%) due 08/25/2035 ~	10	10
3.372% due 02/25/2036 ^~	676	668
3.527% due 01/25/2035 ~	118	120
3.636% (US0012M + 1.950%) due 03/25/2035 ~	8	8
3.686% due 07/25/2036 ^~	271	260
Chase Mortgage Finance Trust
3.167% due 12/25/2035 ^~	64	63
Citigroup Mortgage Loan Trust, Inc.
2.690% (H15T1Y + 2.100%) due 09/25/2035 ~	12	12
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~	18	18
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	9	9
3.573% due 03/25/2034 ~	101	102

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	51

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Alternative Loan Trust
1.347% (US0001M + 0.110%) due 06/25/2046 ~	$322	$307
5.500% due 11/25/2035	166	159
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035	201	204
6.000% due 04/25/2036	517	460
Countrywide Home Loan Reperforming REMIC Trust
1.577% (US0001M + 0.340%) due 06/25/2035 ~	81	76
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
1.937% (US0001M + 0.700%) due 10/25/2035 ^~	549	414
Credit Suisse Mortgage Capital Certificates
6.000% due 05/27/2037	54	55
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037	566	466
GS Mortgage Securities Trust
4.592% due 08/10/2043	1,100	1,161
GSR Mortgage Loan Trust
3.297% due 09/25/2035 ~	70	73
3.395% due 01/25/2036 ^~	158	158
HarborView Mortgage Loan Trust
1.677% (US0001M + 0.440%) due 05/19/2035 ~	704	661
HomeBanc Mortgage Trust
1.507% (US0001M + 0.270%) due 10/25/2035 ~	157	155
IndyMac Mortgage Loan Trust
1.517% (US0001M + 0.280%) due 07/25/2035 ~	4,120	3,620
JPMorgan Mortgage Trust
3.506% due 06/25/2035 ~	342	341
Merrill Lynch Mortgage Investors Trust
2.665% (US0006M + 1.250%) due 10/25/2035 ~	66	66
Residential Asset Securitization Trust
1.637% (US0001M + 0.400%) due 05/25/2035 ~	1,513	1,254
1.637% (US0001M + 0.400%) due 01/25/2046 ^~	346	171
5.750% due 03/25/2037	350	247
Structured Adjustable Rate Mortgage Loan Trust
3.582% due 12/25/2034 ~	178	175
3.699% due 03/25/2036 ^~	311	274
Structured Asset Mortgage Investments Trust
1.447% (US0001M + 0.210%) due 04/25/2036 ~	19	18
Thornburg Mortgage Securities Trust
3.237% due 09/25/2037 ~	199	201
WaMu Mortgage Pass-Through Certificates Trust
3.180% due 08/25/2036 ^~	16	16
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035	103	90
Wells Fargo Mortgage-Backed Securities Trust
3.177% due 03/25/2036 ^~	153	151
3.486% due 10/25/2035 ~	66	65
3.577% due 10/25/2036 ~	11	11

Total Non-Agency Mortgage-Backed Securities (Cost $30,706)		30,860

ASSET-BACKED SECURITIES 2.8%
ACE Securities Corp. Home Equity Loan Trust
3.037% (US0001M + 1.800%) due 06/25/2034 ~	92	90
Argent Mortgage Loan Trust
1.717% (LIBOR01M + 0.480%) due 05/25/2035 ~	805	730
CIT Mortgage Loan Trust
2.587% (LIBOR01M + 1.350%) due 10/25/2037 ~	2,865	2,886

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust
1.467% (US0001M + 0.230%) due 12/25/2036 ~		$57	$39
Citigroup Mortgage Loan Trust, Inc.
1.567% (US0001M + 0.330%) due 10/25/2036 ~		1,300	1,128
Countrywide Asset-Backed Certificates
1.377% (US0001M + 0.140%) due 05/25/2035 ~		221	201
1.477% (US0001M + 0.240%) due 05/25/2036 ~		4,693	2,655
1.487% (US0001M + 0.250%) due 03/25/2037 ~		1,200	1,093
4.718% due 04/25/2036 ~		848	782
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021		1,588	1,615
CVP Cascade CLO Ltd.
2.454% (US0003M + 1.150%) due 01/16/2026 ~		600	602
FBR Securitization Trust
1.977% (US0001M + 0.740%) due 11/25/2035 ~		307	307
Finn Square CLO Ltd.
2.538% (US0003M + 1.210%) due 12/24/2023 ~		339	341
First Franklin Mortgage Loan Trust
1.707% (US0001M + 0.470%) due 11/25/2036 ~		2,900	2,558
1.817% (US0001M + 0.580%) due 09/25/2035 ~		7,000	6,991
Fremont Home Loan Trust
1.372% (US0001M + 0.135%) due 10/25/2036 ~		1,031	937
1.727% (US0001M + 0.490%) due 07/25/2035 ~		100	100
GSAMP Trust
1.972% (US0001M + 0.735%) due 09/25/2035 ^~		112	107
2.212% (US0001M + 0.975%) due 03/25/2035 ^~		1,120	918
HSI Asset Securitization Corp. Trust
1.507% (US0001M + 0.270%) due 02/25/2036 ~		500	488
IndyMac Mortgage Loan Trust
1.307% (US0001M + 0.070%) due 07/25/2036 ~		6,081	2,960
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		7,065	4,984
Lehman XS Trust
4.895% due 06/25/2036		1,497	1,482
MASTR Asset-Backed Securities Trust
1.407% (US0001M + 0.170%) due 06/25/2036 ~		2,599	2,331
Merrill Lynch Mortgage Investors Trust
1.717% (US0001M + 0.480%) due 05/25/2036 ~		197	194
Navient Student Loan Trust
2.387% (US0001M + 1.150%) due 03/25/2066 ~		2,261	2,291
NovaStar Mortgage Funding Trust
1.707% (LIBOR01M + 0.705%) due 01/25/2036 ~		2,002	1,986
Renaissance Home Equity Loan Trust
2.337% (US0001M + 1.100%) due 09/25/2037 ~		4,868	2,894
Residential Asset Securities Corp. Trust
1.477% (US0001M + 0.240%) due 08/25/2036 ~		1,900	1,452
Saxon Asset Securities Trust
4.034% due 06/25/2033		133	135
Securitized Asset-Backed Receivables LLC Trust
1.487% (US0001M + 0.250%) due 05/25/2036 ~		6,595	4,074
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	1,440	1,700

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp.
1.897% (US0001M + 0.660%) due 02/25/2035 ~		$94	$94
Structured Asset Securities Corp. Mortgage Loan Trust
1.617% (US0001M + 0.380%) due 10/25/2036 ~		2,477	2,147
VOLT LLC
3.125% due 09/25/2047		1,900	1,902
3.500% due 03/25/2047		362	365
Wells Fargo Home Equity Asset-Backed Securities Trust
2.837% (US0001M + 1.600%) due 12/25/2034 ~		700	677

Total Asset-Backed Securities (Cost $54,607)			56,236

SOVEREIGN ISSUES 3.9%
Argentina Government International Bond
6.875% due 01/26/2027		3,800	4,110
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	36,100	2,208
Australia Government International Bond
3.000% due 09/20/2025 (e)	AUD	5,156	4,020
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	2,100	2,613
Canada Government International Bond
4.250% due 12/01/2026 (e)	CAD	5,048	5,424
Denmark Government International Bond
0.100% due 11/15/2023 (e)	DKK	18,572	3,175
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$1,800	1,786
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2022 (e)	EUR	3,364	4,035
1.650% due 04/23/2020 (e)		901	1,126
Japan Bank for International Cooperation
2.375% due 07/21/2022		$800	803
Japan Government International Bond
0.100% due 03/10/2024 (e)	JPY	308,100	2,838
0.100% due 03/10/2027 (e)		1,535,064	14,263
Mexico Government International Bond
4.500% due 11/22/2035 (e)	MXN	6,118	384
New Zealand Government International Bond
3.000% due 09/20/2030 (e)	NZD	14,097	10,915
United Kingdom Gilt
0.125% due 03/22/2026 (e)	GBP	9,511	14,932
0.125% due 03/22/2046 (e)		237	498
0.125% due 11/22/2056 (e)		1,144	2,824
0.125% due 11/22/2065 (e)		937	2,719

Total Sovereign Issues (Cost $80,244)			78,673

		SHARES
COMMON STOCKS 0.5%

CONSUMER DISCRETIONARY 0.5%
Hilton Grand Vacations, Inc. (a)		69,818	2,697
Hilton Worldwide Holdings, Inc.		121,619	8,447

Total Common Stocks (Cost $8,380)			11,144

REAL ESTATE INVESTMENT TRUSTS 15.6%

REAL ESTATE 15.6%
Alexandria Real Estate Equities, Inc.		99,598	11,849
American Tower Corp.		91,062	12,446
AvalonBay Communities, Inc.		39,785	7,098
Boston Properties, Inc.		110,523	13,581
Brandywine Realty Trust		126,452	2,212
Brixmor Property Group, Inc.		129,299	2,431
Corporate Office Properties Trust		113,911	3,740
CubeSmart		136,053	3,532
DCT Industrial Trust, Inc.		82,540	4,781
DDR Corp.		337,706	3,093

52	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
Digital Realty Trust, Inc.	124,514	$14,734
Douglas Emmett, Inc.	153,064	6,034
EastGroup Properties, Inc.	101,925	8,981
EPR Properties	126,748	8,839
Equinix, Inc.	37,523	16,746
Equity Residential	281,678	18,571
Essex Property Trust, Inc.	74,918	19,031
Federal Realty Investment Trust	73,478	9,127
GGP, Inc.	533,277	11,076
HCP, Inc.	194,433	5,411
Hudson Pacific Properties, Inc.	83,387	2,796
Kilroy Realty Corp.	102,980	7,324
National Storage Affiliates Trust	79,156	1,919
Park Hotels & Resorts, Inc.	79,032	2,178
Prologis, Inc.	265,376	16,841
Public Storage	42,567	9,109
QTS Realty Trust, Inc. ‘A’	80,880	4,235
Retail Properties of America, Inc. ‘A’	141,583	1,859
Rexford Industrial Realty, Inc.	147,684	4,227
Ryman Hospitality Properties, Inc.	105,661	6,603
Sabra Health Care REIT, Inc.	131,664	2,889
SBA Communications Corp. (a)	38,401	5,532
Simon Property Group, Inc.	167,212	26,923
SL Green Realty Corp.	67,896	6,879
Starwood Waypoint Homes	119,296	4,339
Sun Communities, Inc.	170,154	14,579

		SHARES	MARKET VALUE (000S)
UDR, Inc.		96,191	$3,658
Vornado Realty Trust		84,640	6,507
Welltower, Inc.		72,184	5,073

Total Real Estate Investment Trusts (Cost $307,724)			316,783

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.1%

CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC
1.781% due 03/16/2018		$4,400	4,404
1.827% due 05/17/2018		4,800	4,802

			9,206

ARGENTINA TREASURY BILLS 0.3%
2.922% due 10/13/2017 - 09/28/2018 (b)(c)		6,430	6,372

JAPAN TREASURY BILLS 0.7%
(0.118)% due 11/06/2017 (c)(d)	JPY	1,560,000	13,865

MEXICO TREASURY BILLS 0.1%
6.950% due 11/30/2017 - 01/04/2018 (b)(c)	MXN	22,346	1,210

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.5%
1.007% due 01/04/2018 (b)(c)(g)(k)	$9,236	$9,212

Total Short-Term Instruments (Cost $40,097)		39,865

Total Investments in Securities (Cost $2,787,448)		2,796,184

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	14,736	146

Total Short-Term Instruments (Cost $146)		146

Total Investments in Affiliates (Cost $146)		146

Total Investments 137.8% (Cost $2,787,594)		$2,796,330

Financial Derivative Instruments (h)(j) (0.3)% (Cost or Premiums, net $(5,195))		(6,153)

Other Assets and Liabilities, net (37.5)%		(760,630)
Net Assets 100.0%
		$2,029,547

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable rate security. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$ 16,978	$16,984	0.84%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	1.200%	08/08/2017	10/10/2017	$(136,681)	$(136,932)
BOS	1.150	09/07/2017	10/10/2017	(12,710)	(12,720)
	1.260	07/13/2017	10/11/2017	(2,128)	(2,134)
	1.360	09/26/2017	10/03/2017	(12,149)	(12,152)
BSN	1.220	08/03/2017	10/03/2017	(9,936)	(9,956)
	1.220	08/04/2017	10/04/2017	(104,625)	(104,834)
	1.220	08/07/2017	10/10/2017	(82,950)	(83,107)
	1.300	07/05/2017	10/05/2017	(123,619)	(124,017)
	1.310	07/06/2017	10/06/2017	(32,604)	(32,708)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	53

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
GRE	1.280%	08/18/2017	10/18/2017	$(2,236)	$(2,240)
IND	1.230	09/28/2017	10/03/2017	(1,247)	(1,247)
	1.240	09/29/2017	10/02/2017	(3,999)	(4,000)
	1.250	08/15/2017	10/16/2017	(1,411)	(1,413)
	1.250	08/16/2017	10/16/2017	(1,049)	(1,051)
	1.270	09/01/2017	10/06/2017	(9,349)	(9,359)
	1.270	09/22/2017	10/06/2017	(4,136)	(4,137)
	1.300	07/03/2017	10/03/2017	(6,909)	(6,932)
JPS	0.890	09/25/2017	10/02/2017	(8,100)	(8,101)
	1.200	09/07/2017	10/12/2017	(25,787)	(25,808)
SCX	1.280	08/21/2017	10/23/2017	(32,012)	(32,060)
	1.280	09/07/2017	10/11/2017	(3,034)	(3,037)
	1.280	09/08/2017	10/12/2017	(3,056)	(3,059)
	1.290	08/23/2017	10/23/2017	(3,675)	(3,680)

Total Reverse Repurchase Agreements					$(624,684)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BCY	1.020%	09/29/2017	10/02/2017	$(4,336)	$(4,335)
BPG	0.830	10/02/2017	10/03/2017	(2,193)	(2,193)
NOM	1.150	09/21/2017	10/05/2017	(5,264)	(5,264)
UBS	1.200	08/02/2017	10/02/2017	(2,213)	(2,213)
	1.210	08/07/2017	10/06/2017	(3,019)	(3,019)
	1.280	09/05/2017	12/04/2017	(64,682)	(64,538)

Total Sale-Buyback Transactions					$(81,562)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.4)%
Fannie Mae, TBA	3.500%	11/01/2047	$7,000	$(7,221)	$(7,201)

Total Short Sales (0.4)%				$(7,221)	$(7,201)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOM	$0	$(136,932)	$0	$(136,932)	$136,639	$(293)
BOS	0	(27,006)	0	(27,006)	26,683	(323)
BSN	0	(354,622)	0	(354,622)	353,838	(784)
GRE	0	(2,240)	0	(2,240)	2,203	(37)
IND	0	(28,139)	0	(28,139)	28,061	(78)
JPS	0	(33,909)	0	(33,909)	33,771	(138)
SCX	0	(41,836)	0	(41,836)	41,705	(131)

Master Securities Forward Transaction Agreement
BCY	0	0	(4,335)	(4,335)	4,320	(15)
BPG	0	0	(2,193)	(2,193)	2,184	(9)
NOM	0	0	(5,264)	(5,264)	5,235	(29)
UBS	0	0	(69,770)	(69,770)	69,392	(378)

Total Borrowings and Other Financing Transactions	$0	$(624,684)	$(81,562)

54	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(624,684)	$0	$0	$(624,684)

Total	$0	$(624,684)	$0	$0	$(624,684)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(17,024)	(64,538)	0	(81,562)

Total	$0	$(17,024)	$(64,538)	$0	$(81,562)

Total Borrowings	$0	$(641,708)	$(64,538)	$0	$(706,246)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(706,246)

(g)	Securities with an aggregate market value of $703,751 and cash of $290 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(622,006) at a weighted average interest rate of 1.111%.Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(2)	Payable for sale-buyback transactions includes $(145) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	942	$2,355	$93	$53

Total Purchased Options					$93	$53

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$127.500	11/24/2017	171	$171	$(104)	$(27)
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.000	10/27/2017	325	325	(66)	(137)
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.500	10/27/2017	85	85	(28)	(58)
Put - CBOT U.S. Treasury 10-Year Note November Futures	126.000	10/27/2017	174	174	(57)	(175)
Call - CBOT U.S. Treasury 10-Year Note November Futures	127.000	10/27/2017	165	165	(46)	(14)
Call - CBOT U.S. Treasury 10-Year Note November Futures	128.000	10/27/2017	86	86	(44)	(4)
Put - CBOT U.S. Treasury 30-Year Bond November Futures	151.000	10/27/2017	67	67	(40)	(39)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	942	2,355	(107)	(18)

					$(492)	$(472)

Total Written Options					$(492)	$(472)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bobl December Futures	12/2017	4	EUR	620	$(3)	$0	$0
Euro-Bund 10-Year Bond December Futures	12/2017	163		31,019	(87)	41	(43)
U.S. Treasury 10-Year Note December Futures	12/2017	394	$	49,373	(519)	0	(92)

					$(609)	$41	$(135)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	55

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Japan Government 10-Year Bond December Futures	12/2017	18	JPY	(24,051)	$152	$51	$(14)
U.S. Treasury 2-Year Note December Futures	12/2017	391	$	(84,340)	223	49	0
U.S. Treasury 5-Year Note December Futures	12/2017	289		(33,958)	114	47	0
U.S. Treasury 30-Year Bond December Futures	12/2017	571		(87,256)	1,163	0	(18)
United Kingdom Long Gilt December Futures	12/2017	189	GBP	(31,374)	780	8	(63)

					$2,432	$155	$(95)

Total Futures Contracts					$1,823	$196	$(230)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
									Asset	Liability
CDX.HY-28 5-Year Index	(5.000)%	Quarterly	06/20/2022	$	27,800	$(743)	$(127)	$(870)	$0	$(36)
CDX.HY-29 5-Year Index	(5.000)	Quarterly	12/20/2022		10,300	(1,662)	(88)	(1,750)	0	(39)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	6,900	(121)	(83)	(204)	0	(4)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		22,900	(607)	(8)	(615)	0	(14)

						$(3,133)	$(306)	$(3,439)	$0	$(93)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(4)	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047	$	7,360	$22	$279	$301	$8	$0
Pay(4)	3-Month CAD Bank Bill	1.750	Semi-Annual	09/17/2019	CAD	181,300	(268)	(146)	(414)	110	0
Pay(4)	3-Month CAD-Bank Bill	1.450	Semi-Annual	12/13/2019		15,700	(137)	13	(124)	16	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/15/2018	$	19,600	64(36)		28	0(1)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		167,800	1,013	(254)	759	70	0
Receive(4)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		12,600	(90)	44	(46)	8	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		51,400	1,415	(558)	857	0	(87)
Pay(4)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		20,500	0	444	444	0	(36)
Pay(4)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		9,000	0	188	188	0	(16)
Pay(4)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		9,000	0	188	188	0	(16)
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		10,900	(88)	222	134	0	(19)
Receive(4)	3-Month USD-LIBOR	2.500	Semi-Annual	02/22/2026		12,900	(41)	39	(2)	10	0
Receive(4)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		39,600	(149)	330	181	29	0
Receive(4)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		29,300	(114)	393	279	20	0
Receive(4)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		7,300	(11)	233	222	4	0
Receive(4)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		50,800	856	355	1,211	28	0
Receive(4)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		79,700	497	110	607	36	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		40,770	(1,185)	2,742	1,557	77	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		3,130	374	(176)	198	0	(5)
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		15,380	585	(22)	563	25	0
Receive(4)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		740	0	(55)	(55)	0	(1)
Receive(4)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		2,000	0	(141)	(141)	0	(4)
Receive(4)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		2,000	0	(141)	(141)	0	(4)
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048		2,600	70	(140)	(70)	0	(5)
Receive(4)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048	EUR	10,800	(142)	573	431	4	0
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	17,600	(609)	545	(64)	0	(59)
Receive(4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		5,300	(121)	(45)	(166)	0	(41)
Receive(4)	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	490,000	(8)	17	9	3	0
Receive(4)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		4,550,000	(251)	39	(212)	28	0
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		84,100	(253)	131	(122)	7	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	86,700	1	76	77	0	(11)
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		1,300	0	2	2	0	0
Pay	28-Day MXN-TIIE	8.035	Lunar	12/17/2026		61,800	(7)	247	240	0	(7)
Pay	28-Day MXN-TIIE	7.733	Lunar	02/25/2027		89,100	131	109	240	0	(11)
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		18,000	91		10	0(2)
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		700	4	0	4	0	0
Pay	28-Day MXN-TIIE	8.310	Lunar	11/28/2036		21,500	116	8	124	0	(5)
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		47,820	5	23	28	0	(12)
Pay	CPTFEMU	1.360	Maturity	06/15/2027	EUR	1,600	10	4	14	0	(3)

56	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	CPURNSA	2.085%	Maturity	10/11/2017	$	33,100	$(1,029)	$(213)	$(1,242)	$0	$(1)
Pay	CPURNSA	1.710	Maturity	04/27/2018		14,200	0	(45)	(45)	0	(7)
Pay	CPURNSA	1.580	Maturity	05/23/2018		45,500	24	(4)	20	0	(13)
Pay	CPURNSA	1.935	Maturity	04/27/2019		14,200	0	65	65	0	(8)
Pay	CPURNSA	2.027	Maturity	11/23/2020		5,500	0	(14)	(14)	0	(9)
Pay	CPURNSA	2.021	Maturity	11/25/2020		5,200	0	(12)	(12)	0	(9)
Pay	CPURNSA	1.550	Maturity	07/26/2021		4,500	152	(55)	97	0	(8)
Pay	CPURNSA	1.603	Maturity	09/12/2021		3,400	102	(42)	60	0	(4)
Pay	CPURNSA	1.730	Maturity	07/26/2026		4,500	(241)	84	(157)	13	0
Pay	CPURNSA	1.801	Maturity	09/12/2026		3,400	(157)	66	(91)	9	0
Pay	CPURNSA	2.067	Maturity	07/25/2027		6,700	0	(39)	(39)	22	0
Pay	CPURNSA	0.000	Maturity	09/20/2027		3,480	0	10	10	9	0
Pay	CPURNSA	0.000	Maturity	09/25/2027		3,400	0	(1)	(1)	9	0
Pay	FRCPXTOB	1.438	Maturity	06/15/2027		8,700	(19)	(21)	(40)	16	0
Pay	UKRPI	3.350	Maturity	05/15/2030		700	(13)	24	11	1	0
Pay	UKRPI	3.400	Maturity	06/15/2030		13,170	61	242	303	23	0
Pay	UKRPI	3.325	Maturity	08/15/2030		9,600	(283)	255	(28)	10	0
Pay	UKRPI	3.300	Maturity	12/15/2030		5,200	(290)	169	(121)	7	0
Pay	UKRPI	3.140	Maturity	04/15/2031		2,100	(230)	67	(163)	2	0
Pay	UKRPI	3.100	Maturity	06/15/2031		2,800	(363)	85	(278)	4	0
Pay	UKRPI	3.530	Maturity	10/15/2031		2,400	60	(20)	40	2	0
Pay	UKRPI	0.000	Maturity	09/15/2032		15,830	21	(31)	(10)	30	0
Pay	UKRPI	3.585	Maturity	10/15/2046		4,130	(295)	2	(293)	0	(26)

							$(802)	$6,213	$5,411	$640	$(430)

Total Swap Agreements							$(3,935)	$5,907	$1,972	$640	$(523)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(5)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$53	$196	$640	$889	$ (472)	$ (230)	$ (535)	$ (1,237)

(i)	Securities with an aggregate market value of $11,665 and cash of $3,333 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(5)	Unsettled variation margin liability of $(12) for closed swap agreements is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	57

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2017		$11,189	AUD	14,248	$0	$(13)
	11/2017	AUD	14,248		$11,185	13	0
BOA	10/2017	DKK	34,140		5,193	0	(229)
	10/2017		$4,871	DKK	30,466	0	(32)
	10/2017		7,414	EUR	6,324	61	0
	11/2017	COP	2,697,668		$890	0	(25)
	11/2017	EUR	6,324		7,426	0	(60)
	01/2018	DKK	30,466		4,898	32	0
BPS	10/2017	AUD	14,248		11,359	183	0
	12/2017	INR	82,366		1,266	15	0
	12/2017	KRW	449,589		395	2	0
	01/2018	DKK	9,807		1,495	0	(71)
	02/2018	ARS	15,125		799	0(14)
	03/2018	MXN	49,060		2,346	0	(287)
	03/2018		$2,473	MXN	49,060	160	0
BRC	12/2017		115	MYR	481	0	(1)
CBK	10/2017		16,180	JPY	1,825,126	40	0
	10/2017		11,046	NZD	15,359	48	0
	11/2017	JPY	2,415,126		$21,556	103	(40)
	11/2017	NZD	15,359		11,040	0	(48)
	12/2017		$467	ARS	8,364	0	(4)
	12/2017		3,559	INR	234,552	4	0
DUB	10/2017	BRL	12,184		$3,846	0	(1)
	10/2017		$3,841	BRL	12,184	6	0
FBF	12/2017	KRW	5,316,795		$4,670	24	0
	12/2017		$2,671	INR	174,790	0	(16)
GLM	10/2017	CAD	384		$317	9	0
	10/2017	EUR	1,843		2,163	0	(15)
	10/2017	JPY	549,000		4,938	60	0
	10/2017	NZD	15,359		11,157	63	0
	10/2017	RUB	192,893		3,291	0	(43)
	10/2017		$1,322	GBP	996	13	0
	01/2018	MXN	6,396		$312	0	(34)
	04/2018	DKK	1,414		217	0	(11)
HUS	10/2017	CAD	13,081		10,492	8	0
	10/2017	DKK	55,330		8,468	0	(319)
	10/2017	GBP	1,971		2,663	22	0
	10/2017		$3,320	RUB	193,949	33	0
JPM	10/2017	BRL	12,184		$3,868	21	0
	10/2017	CAD	159		130	3	0
	10/2017	DKK	5,010		768	0	(28)
	10/2017	EUR	7,197		8,694	187	0
	10/2017	GBP	7,219		9,783	109	0
	10/2017		$3,846	BRL	12,184	1	0
	10/2017		1,047	EUR	873	0	(15)
	10/2017		25,008	GBP	18,669	19	(11)
	11/2017	GBP	17,928		$24,029	0	(18)
	11/2017	JPY	570,000		5,173	100	0
	11/2017		$3,853	BRL	12,184	0	(22)
	12/2017	INR	95,993		$1,455	0	(3)
	12/2017		$2,357	ARS	42,683	16	0
	02/2018	ARS	10,257		$541	0	(10)
MSB	11/2017	JPY	400,000		3,632	71	0
	02/2018		$1,423	ARS	26,681	11	0
NAB	10/2017		11,006	CAD	13,624	0	(87)
	11/2017	CAD	13,624		$11,008	87	0
NGF	11/2017	MXN	15,950		774	0	(94)
SCX	10/2017	JPY	1,276,126		11,778	437	0
SOG	10/2017	GBP	10,475		13,604	0	(432)
	11/2017	BRL	3,676		1,154	0	(2)
TOR	11/2017		$150	ARS	2,694	2	0

Total Forward Foreign Currency Contracts						$1,963	$(1,985)

58	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$ 2,600	$ 261	$34
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	2,600	260	290
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	15,650	182	144
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	1,850	185	24
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	1,850	185	206

							$ 1,073	$698

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.263%	3-Month USD-LIBOR	03/29/2018	$98,600	$44	$44

Total Purchased Options						$1,117	$742

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
SCX	Call - OTC EUR versus USD	$1.202	10/06/2017	EUR	5,637	$(29)	$(2)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)10 - (Final Index/Initial Index)] or 0	04/07/2020		$4,300	$(38)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)10 - (Final Index/Initial Index)] or 0	09/29/2020		900	(12)	0
DUB	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		2,200	(21)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	6,300	(287)	(73)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$36,100	(263)	(5)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		3,200	(22)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		27,700	(313)	(77)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		10,100	(186)	(35)

							$(1,142)	$(190)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
RYL	Call - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Receive	1.800%	11/07/2017	$ 7,050	$ (62)	$0
	Put - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	2.600	11/07/2017	7,050	(61)	(37)

							$ (123)	$(37)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.230%	3-Month USD-LIBOR	03/29/2018	$98,600	$(44)	$(44)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	$102.703	10/05/2017	$	12,000	$(27)	$(4)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.703	10/05/2017		12,000	(24)	(1)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	102.609	10/05/2017		8,000	(21)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.406	10/05/2017		8,000	(18)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.609	10/05/2017		8,000	(19)	(1)

						$(109)	$(9)

Total Written Options						$(1,447)	$(282)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	59

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.361%	$400	$(34)	$29	$0	$(5)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	800	(69)	59	0	(10)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.455	1,300	3	1	4	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	5,000	(347)	284	0	(63)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755	1,300	(84)	41	0	(43)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	500	(35)	29	0	(6)

							$(566)	$443	$4	$(127)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	CPURNSA	1.570%	Maturity	11/23/2020	$ 35,400	$0	$490	$490	$0
DUB	Pay	CPURNSA	2.500	Maturity	07/15/2022	3,600	26	(377)	0	(351)
	Pay	CPURNSA	2.560	Maturity	05/08/2023	33,100	0	(3,295)	0	(3,295)
GLM	Pay	CPURNSA	2.060	Maturity	05/12/2025	30,700	0	287	287	0
MYC	Pay	CPURNSA	0.000	Maturity	09/20/2026	1,300	0	(35)	0	(35)

							$26	$(2,930)	$777	$(3,681)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	$2,500	$1	$(5)	$0	$(4)
BPS	Receive	DWRTFT Index	2,396	1-Month USD-LIBOR plus a specified spread	Monthly	09/12/2018	23,000	0	(125)	0	(125)
BRC	Receive	DWRTFT Index	49,305	1-Month USD-LIBOR plus a specified spread	Maturity	05/09/2018	470,064	0	515	515	0
CBK	Receive	DWRTFT Index	5,031	1-Month USD-LIBOR plus a specified spread	Monthly	04/25/2018	47,941	0	71	71	0
DUB	Receive	DWRTFT Index	5,172	1-Month USD-LIBOR plus a specified spread	Monthly	04/25/2018	49,284	0	72	72	0
FBF	Receive	DWRTFT Index	2,610	1-Month USD-LIBOR plus a specified spread	Monthly	11/08/2017	25,628	0	(418)	0	(418)
GST	Receive	iBoxx USD Liquid High Yield Index	2		Maturity	09/20/2018	3,750	1	(2)	0	(1)
	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	3,500	4	(46)	0	(42)
	Receive	DWRTFT Index	18,664	1-Month USD-LIBOR plus a specified spread	Monthly	05/09/2018	177,628	0	508	508	0
JPM	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	1,200	2	(15)	0	(13)
	Receive	DWRTFT Index	26,358	1-Month USD-LIBOR plus a specified spread	Monthly	08/22/2018	249,896	0	1,849	1,849	0
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	2,500	1	(4)	0	(3)
MYC	Receive	iBoxx USD Liquid High Yield Index	1		Maturity	09/20/2018	1,250	0	(1)	0	(1)
MYI	Receive	DWRTFT Index	22,867	1-Month USD-LIBOR plus a specified spread	Monthly	06/07/2018	222,026	0	(3,654)	0	(3,654)
	Receive	DWRTFT Index	9,592	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018	93,133	0	(1,534)	0	(1,534)
	Receive	DWRTFT Index	32,601	1-Month USD-LIBOR plus a specified spread	Monthly	09/12/2018	310,245	0	796	796	0
UBS	Receive	DWRTFT Index	7,687	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2018	74,637	0	(1,232)	0	(1,232)

								$9	$(3,225)	$3,811	$(7,027)

Total Swap Agreements								$(531)	$(5,712)	$4,592	$(10,835)

60	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$13	$0	$0	$13	$(13)	$0	$0	$(13)	$0	$0	$0
BOA	93	0	490	583	(346)	0	(4)	(350)	233	(260)	(27)
BPS	360	0	0	360	(372)	0	(125)	(497)	(137)	315	178
BRC	0	0	515	515	(1)	0	0	(1)	514	(367)	147
CBK	195	0	71	266	(92)	0	(5)	(97)	169	0	169
DUB	6	368	72	446	(1)	(44)	(3,656)	(3,701)	(3,255)	3,341	86
FBF	24	0	0	24	(16)	0	(418)	(434)	(410)	530	120
GLM	145	0	287	432	(103)	(73)	0	(176)	256	(530)	(274)
GSC	0	0	0	0	0	(5)	0	(5)	(5)	0	(5)
GST	0	0	508	508	0	0	(43)	(43)	465	(380)	85
HUS	63	0	4	67	(319)	0	(106)	(425)	(358)	607	249
JPM	456	0	1,849	2,305	(107)	(121)	(22)	(250)	2,055	(1,630)	425
MSB	82	0	0	82	0	0	0	0	82	0	82
MYC	0	144	0	144	0	0	(36)	(36)	108	(223)	(115)
MYI	0	0	796	796	0	0	(5,188)	(5,188)	(4,392)	4,707	315
NAB	87	0	0	87	(87)	0	0	(87)	0	0	0
NGF	0	230	0	230	(94)	0	0	(94)	136	(251)	(115)
RYL	0	0	0	0	0	(37)	0	(37)	(37)	195	158
SCX	437	0	0	437	0	(2)	0	(2)	435	(300)	135
SOG	0	0	0	0	(434)	0	0	(434)	(434)	630	196
TOR	2	0	0	2	0	0	0	0	2	0	2
UAG	0	0	0	0	0	0	0	0	0	1,304	1,304
UBS	0	0	0	0	0	0	(1,232)	(1,232)	(1,232)	0	(1,232)

Total Over the Counter	$1,963	$742	$4,592	$7,297	$(1,985)	$(282)	$(10,835)	$(13,102)

(k)	Securities with an aggregate market value of $11,680 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	YOY options may have a series of expirations.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	61

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$53	$53
Futures	0	0	0	0	196	196
Swap Agreements	0	0	0	0	640	640

	$0	$0	$0	$0	$889	$889

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,963	$0	$1,963
Purchased Options	0	0	0	0	742	742
Swap Agreements	0	4	4,073	0	515	4,592

	$0	$4	$4,073	$1,963	$1,257	$7,297

	$0	$4	$4,073	$1,963	$2,146	$8,186

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$472	$472
Futures	0	0	0	0	242	242
Swap Agreements	0	93	0	0	430	523

	$0	$93	$0	$0	$1,144	$1,237

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,985	$0	$1,985
Written Options	0	0	0	2	280	282
Swap Agreements	0	127	7,027	0	3,681	10,835

	$0	$127	$7,027	$1,987	$3,961	$13,102

	$0	$220	$7,027	$1,987	$5,105	$14,339

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(113)	$(113)
Written Options	0	0	0	0	1,068	1,068
Futures	0	0	0	0	(2,976)	(2,976)
Swap Agreements	0	(1,017)	0	0	1,215	198

	$0	$(1,017)	$0	$0	$(806)	$(1,823)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,076)	$0	$(3,076)
Purchased Options	0	0	0	0	(1,581)	(1,581)
Written Options	0	10	0	164	2,342	2,516
Swap Agreements	0	256	14,812	(8)	(582)	14,478

	$0	$266	$14,812	$(2,920)	$179	$12,337

	$0	$(751)	$14,812	$(2,920)	$(627)	$10,514

62	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$51	$51
Written Options	0	0	0	0	(174)	(174)
Futures	0	0	0	0	1,512	1,512
Swap Agreements	0	(306)	0	0	404	98

	$0	$(306)	$0	$0	$1,793	$1,487

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$557	$0	$557
Purchased Options	0	0	0	0	293	293
Written Options	0	(1)	0	52	(1,660)	(1,609)
Swap Agreements	0	(16)	3,764	0	(182)	3,566

	$0	$(17)	$3,764	$609	$(1,549)	$2,807

	$0	$(323)	$3,764	$609	$244	$4,294

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$982	$982
Corporate Bonds & Notes
Banking & Finance	0	55,789	0	55,789
Industrials	0	5,130	0	5,130
Utilities	0	18,888	0	18,888
U.S. Government Agencies	0	64,746	0	64,746
U.S. Treasury Obligations	0	2,117,088	0	2,117,088
Non-Agency Mortgage-Backed Securities	0	13,876	16,984	30,860
Asset-Backed Securities	0	56,236	0	56,236
Sovereign Issues	0	78,673	0	78,673
Common Stocks
Consumer Discretionary	11,144	0	0	11,144
Real Estate Investment Trusts
Real Estate	316,783	0	0	316,783
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Certificates of Deposit	0	9,206	0	9,206
Argentina Treasury Bills	0	6,372	0	6,372
Japan Treasury Bills	0	13,865	0	13,865
Mexico Treasury Bills	0	1,210	0	1,210
U.S. Treasury Bills	0	9,212	0	9,212

	$327,927	$2,450,291	$17,966	$2,796,184

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$146	$0	$0	$146

Total Investments	$328,073	$2,450,291	$17,966	$2,796,330

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,201)	$0	$(7,201)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	249	640	0	889
Over the counter	44	7,253	0	7,297

	$293	$7,893	$0	$8,186

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(248)	(977)	0	(1,225)
Over the counter	(44)	(13,058)	0	(13,102)

	$(292)	$(14,035)	$0	$(14,327)

Total Financial Derivative Instruments	$1	$(6,142)	$0	$(6,141)

Totals	$328,074	$2,436,948	$17,966	$2,782,988

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	63

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 88.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Energy Future Intermediate Holding Co. LLC
4.235% (LIBOR03M + 3.000%) due 06/30/2018 ~		$5,300	$5,331

Total Loan Participations and Assignments (Cost $5,273)			5,331

CORPORATE BONDS & NOTES 8.6%

BANKING & FINANCE 4.1%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		2,700	2,764
4.250% due 07/01/2020		1,000	1,045
4.625% due 10/30/2020		100	106
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	100	129
Ally Financial, Inc.
3.250% due 02/13/2018		$800	806
3.250% due 11/05/2018		100	101
3.500% due 01/27/2019		200	204
3.600% due 05/21/2018		1,200	1,211
3.750% due 11/18/2019		200	205
4.250% due 04/15/2021		2,000	2,075
4.750% due 09/10/2018		100	102
6.250% due 12/01/2017		900	906
American Tower Corp.
2.800% due 06/01/2020		300	305
Aviation Capital Group Corp.
7.125% due 10/15/2020		600	678
Bank of America Corp.
5.750% due 12/01/2017		300	302
Barclays Bank PLC
7.625% due 11/21/2022		400	460
CIT Group, Inc.
3.875% due 02/19/2019		800	817
5.375% due 05/15/2020		891	959
5.500% due 02/15/2019		537	563
Deutsche Bank AG
4.250% due 10/14/2021		5,400	5,663
Dexia Credit Local S.A.
1.516% (US0003M + 0.200%) due 06/05/2018 ~		20,700	20,702
International Lease Finance Corp.
6.250% due 05/15/2019		2,100	2,233
8.250% due 12/15/2020		1,700	1,990
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		400	407
Lloyds Banking Group PLC
0.010% due 02/04/2019 +(g)		1,300	1,298
0.010% due 10/11/2019 +(g)		1,500	1,500
7.875% (BPSW5 + 4.830%) due 06/27/2029 ~(f)	GBP	1,300	2,090
Navient Corp.
4.875% due 06/17/2019		$3,400	3,528
5.500% due 01/15/2019		3,800	3,936
5.875% due 03/25/2021		200	211
8.000% due 03/25/2020		5,000	5,525
OneMain Financial Holdings LLC
6.750% due 12/15/2019		5,153	5,359
Santander Holdings USA, Inc.
2.767% (US0003M + 1.450%) due 11/24/2017 ~		500	501
Springleaf Finance Corp.
5.250% due 12/15/2019		1,300	1,357
6.900% due 12/15/2017		855	862
Sumitomo Mitsui Trust Bank Ltd.
1.764% (US0003M + 0.440%) due 09/19/2019 ~		7,300	7,307
Synchrony Financial
2.711% (US0003M + 1.400%) due 11/09/2017 ~		3,800	3,804

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UBS Group Funding Switzerland AG
3.084% (US0003M + 1.780%) due 04/14/2021 ~		$18,300	$18,965
Unibail-Rodamco SE
2.074% (US0003M + 0.770%) due 04/16/2019 ~		5,700	5,739
Vonovia Finance BV
3.200% due 10/02/2017		8,600	8,600
Vornado Realty LP
2.500% due 06/30/2019		1,000	1,006
Waha Aerospace BV
3.925% due 07/28/2020		600	615

			116,936

INDUSTRIALS 3.9%
Allergan Funding SCS
3.000% due 03/12/2020		5,100	5,209
Allergan, Inc.
3.375% due 09/15/2020		900	930
Altice Financing S.A.
5.250% due 02/15/2023	EUR	100	125
Altice Luxembourg S.A.
7.750% due 05/15/2022		$200	213
AutoNation, Inc.
3.350% due 01/15/2021		800	818
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		7,800	7,817
BAT International Finance PLC
2.750% due 06/15/2020		100	102
Becton Dickinson and Co.
2.675% due 12/15/2019		400	405
Charter Communications Operating LLC
3.579% due 07/23/2020		378	388
Crown Castle Towers LLC
6.113% due 01/15/2040		500	534
D.R. Horton, Inc.
3.750% due 03/01/2019		100	102
4.000% due 02/15/2020		700	725
Danone S.A.
1.691% due 10/30/2019		400	398
Dell International LLC
3.480% due 06/01/2019		10,096	10,293
4.420% due 06/15/2021		12,000	12,608
Delta Air Lines, Inc.
2.875% due 03/13/2020		1,000	1,012
3.625% due 03/15/2022		400	411
Deutsche Telekom International Finance BV
1.500% due 09/19/2019		100	99
DISH DBS Corp.
4.250% due 04/01/2018		100	101
7.875% due 09/01/2019		800	876
Dominion Energy Gas Holdings LLC
2.800% due 11/15/2020		1,700	1,729
EMC Corp.
2.650% due 06/01/2020		2,300	2,278
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~		6,700	6,757
Energy Transfer LP
9.000% due 04/15/2019		400	440
ERAC USA Finance LLC
2.350% due 10/15/2019		5,500	5,524
2.600% due 12/01/2021		500	498
2.800% due 11/01/2018		100	101
5.250% due 10/01/2020		400	433
Forest Laboratories LLC
5.000% due 12/15/2021		2,900	3,171
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	500	591
Hyundai Capital America
1.750% due 09/27/2019		$1,400	1,380

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Imperial Brands Finance PLC
2.950% due 07/21/2020	$1,000	$1,016
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019	1,300	1,413
Kinder Morgan, Inc.
7.250% due 06/01/2018	200	207
KLA-Tencor Corp.
3.375% due 11/01/2019	5,974	6,126
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	200	199
2.000% due 10/28/2021	2,727	2,678
Mylan NV
2.500% due 06/07/2019	1,100	1,105
3.000% due 12/15/2018	1,400	1,416
3.150% due 06/15/2021	3,600	3,665
Nissan Motor Acceptance Corp.
1.550% due 09/13/2019	900	893
Pioneer Natural Resources Co.
3.450% due 01/15/2021	800	818
QVC, Inc.
3.125% due 04/01/2019	600	606
Ryder System, Inc.
2.450% due 09/03/2019	100	101
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	675	732
5.750% due 05/15/2024	100	112
Sky PLC
2.625% due 09/16/2019	100	101
Solvay Finance America LLC
3.400% due 12/03/2020	3,200	3,304
Southern Co.
2.035% (US0003M + 0.700%) due 09/30/2020 ~	5,200	5,238
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	100	102
Time Warner Cable LLC
4.000% due 09/01/2021	700	728
4.125% due 02/15/2021	500	519
5.000% due 02/01/2020	1,100	1,163
8.250% due 04/01/2019	4,500	4,894
8.750% due 02/14/2019	1,100	1,195
VMware, Inc.
2.300% due 08/21/2020	1,100	1,104
2.950% due 08/21/2022	100	100
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	4,200	4,203
2.400% due 05/22/2020	760	763
2.450% due 11/20/2019	2,647	2,668

		113,237

UTILITIES 0.6%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~	1,700	1,709
2.254% (US0003M + 0.950%) due 07/15/2021 ~	3,400	3,445
5.200% due 03/15/2020	300	321
Dominion Energy, Inc.
1.866% (US0003M + 0.550%) due 06/01/2019 ~	1,100	1,104
Entergy Corp.
5.125% due 09/15/2020	4,400	4,707
Georgia Power Co.
4.250% due 12/01/2019	100	105
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019	100	105
Plains All American Pipeline LP
2.600% due 12/15/2019	100	100
Regency Energy Partners LP
5.750% due 09/01/2020	800	861
Sprint Capital Corp.
6.900% due 05/01/2019	200	214

64	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SSE PLC
5.625% (EUSA5 + 4.620%) due 10/02/2017 ~(f)	EUR	300	$355
Verizon Communications, Inc.
1.865% (US0003M + 0.550%) due 05/22/2020 ~		$1,800	1,803
3.376% due 02/15/2025		2,953	2,973

			17,802

Total Corporate Bonds & Notes (Cost $246,609)			247,975

U.S. GOVERNMENT AGENCIES 2.7%
Fannie Mae
1.667% (LIBOR01M + 0.430%) due 10/25/2036 - 09/25/2041 ~†		5,176	5,198
1.687% (LIBOR01M + 0.450%) due 08/25/2037 ~		1,388	1,395
1.787% (LIBOR01M + 0.550%) due 02/25/2042 ~†		27,178	27,470
1.837% (LIBOR01M + 0.600%) due 01/25/2042 ~†		7,951	8,054
1.917% (LIBOR01M + 0.680%) due 02/25/2041 ~		532	541
2.125% due 04/24/2026		6,400	6,253
3.422% (US0012M + 1.732%) due 05/01/2038 ~		9,937	10,507
3.500% due 02/01/2045		252	260
4.083% due 02/25/2018 ~(a)		1,850	0
Fannie Mae, TBA
3.500% due 11/01/2032 - 12/01/2047		10,000	10,335
Freddie Mac
1.614% (LIBOR01M + 0.380%) due 07/15/2036 ~		249	249
1.684% (LIBOR01M + 0.450%) due 05/15/2032 - 09/15/2042 ~		3,731	3,751
1.834% (LIBOR01M + 0.600%) due 12/15/2037 ~		742	747
1.854% (LIBOR01M + 0.620%) due 10/15/2037 ~		1,808	1,829
Ginnie Mae
0.822% due 10/16/2053 ~(a)		4,662	148
NCUA Guaranteed Notes
1.791% (LIBOR01M + 0.560%) due 12/08/2020 ~		1,019	1,026
Small Business Administration
4.840% due 05/01/2025		158	166
4.990% due 09/01/2024		147	155
5.160% due 02/01/2028		101	109
5.310% due 05/01/2027		243	259
5.510% due 11/01/2027		90	96
5.820% due 06/01/2026		155	166
5.870% due 07/01/2028		71	78
6.020% due 08/01/2028		37	41
6.770% due 11/01/2028		222	248

Total U.S. Government Agencies (Cost $79,112)			79,081

U.S. TREASURY OBLIGATIONS 12.8%
U.S. Treasury Bonds
3.000% due 05/15/2045 †(k)(m)		2,010	2,069
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018 (k)		40,089	40,118
0.125% due 04/15/2019 (k)		23,265	23,355
0.125% due 04/15/2020 (k)		7,840	7,878
0.125% due 04/15/2022		101	101
0.125% due 07/15/2022		3,417	3,434
0.125% due 01/15/2023		4,878	4,866
0.125% due 07/15/2024		4,021	3,980
0.125% due 07/15/2026		11,846	11,520
0.375% due 07/15/2023		284	288
0.375% due 07/15/2025 (k)†		18,270	18,272
0.375% due 07/15/2025		1,239	1,239
0.375% due 07/15/2027		40,528	40,132
0.625% due 07/15/2021 (k)		1,303	1,339

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.625% due 01/15/2024		$21,297	$21,748
0.750% due 02/15/2042		6,597	6,375
1.250% due 07/15/2020		9,440	9,836
1.375% due 07/15/2018 (k)		5,074	5,158
1.375% due 02/15/2044 †(k)		3,214	3,547
1.375% due 02/15/2044		8,896	9,817
1.625% due 01/15/2018		1,168	1,176
1.750% due 01/15/2028		105	118
2.125% due 02/15/2040		1,325	1,668
2.125% due 02/15/2041		112	141
2.500% due 01/15/2029 †(i)(k)(m)		30,042	36,271
3.875% due 04/15/2029		3,187	4,336
U.S. Treasury Notes
1.625% due 05/15/2026 (m)		28,700	27,215
2.000% due 02/15/2025		36,800	36,290
2.750% due 02/15/2024		46,900	48,702

Total U.S. Treasury Obligations (Cost $370,699)			370,989

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Adjustable Rate Mortgage Trust
4.085% due 07/25/2035 ~		485	481
Ally Financial, Inc.
2.500% due 12/15/2017 +(g)		16,000	15,985
American Home Mortgage Investment Trust
1.817% (US0001M + 0.580%) due 02/25/2045 ~		106	106
2.956% (US0006M + 1.500%) due 09/25/2045 ~		4	4
Banc of America Funding Trust
3.283% due 05/20/2036 ^~		860	845
BCAP LLC Trust
3.336% due 01/26/2034 ~		174	171
4.000% due 02/26/2037 ~		59	59
Bear Stearns Adjustable Rate Mortgage Trust
3.477% due 01/25/2035 ~		513	510
Bear Stearns ALT-A Trust
4.937% due 07/25/2035 ^~		1,246	1,038
Bear Stearns Structured Products, Inc. Trust
3.359% due 01/26/2036 ~		150	134
Chase Mortgage Finance Trust
3.521% due 02/25/2037 ~		265	265
3.582% due 02/25/2037 ~		422	426
5.500% due 12/25/2022 ^		609	521
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.517% (US0001M + 0.280%) due 01/25/2035 ~		13	13
Citigroup Mortgage Loan Trust, Inc.
2.990% (H15T1Y + 2.400%) due 11/25/2035 ~		360	360
Countrywide Alternative Loan Trust
6.500% due 09/25/2037 ^		2,129	1,546
Countrywide Home Loan Mortgage Pass-Through Trust
3.174% due 11/20/2034 ~		775	779
Credit Suisse First Boston Mortgage Securities Corp.
3.343% due 04/25/2034 ~		38	38
Credit Suisse Mortgage Capital Certificates
3.432% due 12/27/2046 ~		237	237
6.000% due 05/27/2037		51	53
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.368% due 06/26/2035 ~		69	69
Eurosail PLC
1.252% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	3,106	4,070
F-E Mortgages SRL
0.001% (EUR003M + 0.330%) due 12/15/2043 ~	EUR	1,628	1,923
First Horizon Alternative Mortgage Securities Trust
3.240% due 04/25/2035 ~		$634	634
Grecale RMBS SRL
0.171% (EUR003M + 0.500%) due 01/27/2061 ~	EUR	1,789	2,117

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GS Mortgage Securities Trust
3.849% due 12/10/2043		$534	$547
GSR Mortgage Loan Trust
3.204% due 09/25/2035 ~		30	31
3.282% due 11/25/2035 ~		496	496
HarborView Mortgage Loan Trust
1.367% (US0001M + 0.130%) due 03/19/2037 ~		1,428	1,347
1.547% (US0001M + 0.310%) due 11/19/2035 ~		1,252	1,166
1.576% (US0001M + 0.340%) due 06/20/2035 ~		757	743
HomeBanc Mortgage Trust
1.567% (US0001M + 0.330%) due 10/25/2035 ~		518	514
IndyMac Mortgage Loan Trust
1.447% (US0001M + 0.210%) due 07/25/2036 ~		2,085	1,927
3.515% due 11/25/2035 ^~		502	479
JPMorgan Mortgage Trust
3.462% due 07/25/2035 ~		293	294
3.529% due 04/25/2035 ~		92	93
Marche Mutui SRL
1.921% (EUR003M + 2.250%) due 01/27/2064 ~	EUR	506	599
MASTR Adjustable Rate Mortgages Trust
3.441% due 11/21/2034 ~		$453	466
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.974% (US0001M + 0.740%) due 09/15/2030 ~		186	184
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.714% (US0001M + 0.480%) due 06/15/2030 ~		20	19
Merrill Lynch Mortgage Investors Trust
3.120% due 06/25/2035 ~		617	611
3.141% due 12/25/2034 ~		192	193
3.293% due 05/25/2036 ~		41	41
3.480% (H15T1Y + 2.250%) due 10/25/2035 ~		92	93
5.250% due 08/25/2036		423	430
Residential Accredit Loans, Inc. Trust
1.417% (US0001M + 0.180%) due 06/25/2046 ~		134	65
6.000% due 09/25/2036		422	378
6.000% due 09/25/2036 ^		1,103	987
Structured Adjustable Rate Mortgage Loan Trust
2.187% (US0001M + 0.950%) due 11/25/2034 ~		1,250	1,197
Structured Asset Mortgage Investments Trust
1.447% (US0001M + 0.210%) due 05/25/2036 ~		176	139
1.917% (US0001M + 0.680%) due 05/19/2035 ~		102	101
Thornburg Mortgage Securities Trust
3.068% (US0012M + 1.300%) due 03/25/2037 ~		5,122	4,512
Thrones PLC
1.788% (BP0003M + 1.500%) due 07/20/2044 ~	GBP	43	58
Vornado DP LLC Trust
2.970% due 09/13/2028		$686	696
WaMu Mortgage Pass-Through Certificates Trust
1.977% (US0001M + 0.740%) due 11/25/2034 ~		502	495
2.037% (US0001M + 0.800%) due 01/25/2045 ~		635	639
2.923% due 01/25/2035 ~		112	115
3.145% due 06/25/2034 ~		114	116
3.288% due 10/25/2034 ~		108	108
Wells Fargo Mortgage-Backed Securities Trust
3.035% due 12/25/2034 ~		58	59
3.124% due 06/25/2033 ~		80	81
3.362% due 04/25/2036 ~		948	878
3.396% due 03/25/2036 ~		9	9

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	65

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.419% due 04/25/2036 ~		$10	$10
3.478% due 03/25/2035 ~		306	310
5.000% due 03/25/2036		42	41

Total Non-Agency Mortgage-Backed Securities (Cost $52,654)			53,651

ASSET-BACKED SECURITIES 4.1%
ACE Securities Corp. Home Equity Loan Trust
1.912% (US0001M + 0.675%) due 05/25/2035 ~		283	285
2.107% (US0001M + 0.870%) due 05/25/2035 ~		837	832
2.137% (US0001M + 0.900%) due 12/25/2034 ~		727	695
Apidos CLO
2.286% (US0003M + 0.980%) due 01/19/2025 ~		16,400	16,413
Atlas Senior Loan Fund Ltd.
2.541% (US0003M + 1.230%) due 01/30/2024 ~		1,385	1,392
Bear Stearns Asset-Backed Securities Trust
1.737% (US0001M + 0.500%) due 09/25/2046 ~		769	596
Carlyle Global Market Strategies Euro CLO Ltd.
1.200% due 09/21/2029	EUR	400	473
CIFC Funding Ltd.
2.511% (US0003M + 1.200%) due 01/29/2025 ~		$3,338	3,344
Countrywide Asset-Backed Certificates Trust
2.017% (US0001M + 0.780%) due 11/25/2034 ~		573	570
2.092% (US0001M + 0.855%) due 08/25/2034 ~		193	192
Dryden Senior Loan Fund
1.000% due 10/15/2027 +~(b)		5,200	5,200
2.504% (US0003M + 1.200%) due 01/15/2025 ~		5,214	5,241
Finn Square CLO Ltd.
2.538% (US0003M + 1.210%) due 12/24/2023 ~		490	493
Fremont Home Loan Trust
1.477% (US0001M + 0.240%) due 10/25/2036 ~		8,071	4,336
1.717% (US0001M + 0.480%) due 07/25/2035 ~		225	226
GSAMP Trust
1.437% (US0001M + 0.200%) due 11/25/2036 ~		1,196	736
Harbourmaster CLO BV
0.108% (EUR003M + 0.440%) due 05/08/2023 ~	EUR	348	413
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
2.287% (US0001M + 1.050%) due 11/25/2034 ~		$853	850
Long Beach Mortgage Loan Trust
2.062% (US0001M + 0.825%) due 06/25/2035 ~		369	371
Madison Park Funding Ltd.
1.540% (US0003M + 0.223%) due 02/26/2021 ~		507	508
Massachusetts Educational Financing Authority
2.264% (US0003M + 0.950%) due 04/25/2038 ~		1,398	1,407
MASTR Asset-Backed Securities Trust
1.912% (US0001M + 0.675%) due 10/25/2035 ~		246	247
Morgan Stanley ABS Capital, Inc. Trust
2.167% (US0001M + 0.930%) due 03/25/2035 ~		400	404

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.272% (US0001M + 1.035%) due 07/25/2035 ~		$7,435	$7,239
Morgan Stanley Home Equity Loan Trust
1.942% (US0001M + 0.705%) due 08/25/2035 ~		629	633
Nelnet Student Loan Trust
2.094% (US0003M + 0.780%) due 07/27/2048 ~		1,495	1,511
New Century Home Equity Loan Trust
1.727% (US0001M + 0.490%) due 07/25/2035 ~		352	354
North Carolina State Education Assistance Authority
2.037% (US0001M + 0.800%) due 07/25/2039 ~		7,027	7,076
OFSI Fund Ltd.
2.454% (US0003M + 1.150%) due 04/17/2025 ~		5,062	5,077
OHA Credit Partners Ltd.
2.317% (US0003M + 1.010%) due 10/20/2025 ~		6,200	6,217
Palmer Square CLO Ltd.
2.524% (US0003M + 1.220%) due 10/17/2027 ~		5,900	5,949
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.737% (US0001M + 0.500%) due 07/25/2035 ~		561	565
2.212% (US0001M + 0.975%) due 10/25/2034 ~		108	108
Residential Asset Mortgage Products Trust
2.032% (US0001M + 0.795%) due 06/25/2035 ~		466	466
Residential Asset Securities Corp. Trust
1.617% (US0001M + 0.380%) due 02/25/2036 ~		400	400
SLM Student Loan Trust
2.814% (US0003M + 1.500%) due 04/25/2023 ~		6,208	6,359
Soundview Home Loan Trust
2.187% (US0001M + 0.950%) due 10/25/2037 ~		1,709	1,351
Structured Asset Securities Corp. Mortgage Loan Trust
2.737% (US0001M + 1.500%) due 04/25/2035 ~		198	194
Sudbury Mill CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~		12,700	12,722
Symphony CLO Ltd.
2.334% (US0003M + 1.030%) due 10/15/2025 ~		12,700	12,733
TICP CLO Ltd.
2.467% (US0003M + 1.160%) due 07/20/2026 ~		2,600	2,604
Venture CDO Ltd.
1.533% (US0003M + 0.220%) due 07/22/2021 ~		50	50
1.537% (US0003M + 0.230%) due 01/20/2022 ~		1,895	1,887
Wells Fargo Home Equity Asset-Backed Securities Trust
1.497% (US0001M + 0.260%) due 05/25/2036 ~		540	539

Total Asset-Backed Securities (Cost $116,693)			119,258

SOVEREIGN ISSUES 5.5%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	6,400	7,689
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (d)	BRL	256,700	79,646
0.000% due 07/01/2018 (d)		235,600	70,741

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	3,272	$2,402

Total Sovereign Issues (Cost $154,909)			160,478

SHORT-TERM INSTRUMENTS 53.0%

CERTIFICATES OF DEPOSIT 1.8%
Barclays Bank PLC
1.827% due 05/17/2018		$6,800	6,803
1.940% due 09/04/2018		11,900	11,909
Norinchukin Bank
2.019% due 10/12/2017		25,200	25,208
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		7,200	7,201

			51,121

REPURCHASE AGREEMENTS (h) 50.9%
			1,475,944

MEXICO TREASURY BILLS 0.1%
6.948% due 11/30/2017 - 01/04/2018 (c)(d)	MXN	43,166	2,338

U.S. TREASURY BILLS 0.2%
1.018% due 01/04/2018 †(c)(d)(k)		$6,044	6,028

Total Short-Term Instruments (Cost $1,535,239)			1,535,431

Total Investments in Securities (Cost $2,561,188)			2,572,194

		SHARES
INVESTMENTS IN AFFILIATES 25.6%

SHORT-TERM INSTRUMENTS 25.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.6%
PIMCO Short-Term Floating NAV Portfolio III		34,354,275	339,592
PIMCO Short-Term Floating NAV Portfolio IV		40,115,360	401,795

Total Short-Term Instruments (Cost $740,978)			741,387

Total Investments in Affiliates (Cost $740,978)			741,387

Total Investments 114.3% (Cost $3,302,166)			$3,313,581

Financial Derivative Instruments (j)(l) (0.4)% (Cost or Premiums, net $(5,025))			(11,828)

Other Assets and Liabilities, net (13.9)%			(403,770)

Net Assets 100.0%			$2,897,983

66	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund III, Ltd., which is a 100% owned subsidiary of the Fund.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable rate security. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$ 15,979	$15,985	0.55%
Lloyds Banking Group PLC	0.010	02/04/2019 - 10/11/2019	09/18/2017	2,800	2,798	0.10

				$ 18,779	$18,783	0.65%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	1.120%		10/02/2017	10/03/2017	$150,000	U.S. Treasury Bonds 3.000% due 11/15/2044	$(153,200)	$150,000	$150,005
	1.220	†	09/29/2017	10/02/2017	200,000	U.S. Treasury Notes 2.000% due 08/31/2021	(203,722)	200,000	200,020
FICC	0.500		09/29/2017	10/02/2017	1,185	U.S. Treasury Notes 2.625% due 08/15/2020	(1,213)	1,185	1,185
JPS	1.120	†	10/02/2017	10/03/2017	250,700	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019	(173,672)	250,700	250,707
						U.S. Treasury Notes 1.750% due 02/28/2022	(82,410)
MBC	1.220	†	09/26/2017	10/03/2017	250,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2018	(257,859)	250,000	250,051
	1.220	†	09/27/2017	10/04/2017	100,000	U.S. Treasury Notes 0.750% - 0.875% due 02/28/2018 - 04/15/2019	(103,229)	100,000	100,017
	1.230		09/29/2017	10/02/2017	113,300	U.S. Treasury Notes 1.375% - 1.750% due 09/30/2020 - 12/31/2020	(116,802)	113,300	113,311
RDR	1.220	†	09/29/2017	10/02/2017	106,200	U.S. Treasury Notes 2.125% due 08/15/2021	(108,266)	106,200	106,211
SGY	1.210	†	09/29/2017	10/02/2017	150,000	U.S. Treasury Notes 0.625% - 2.750% due 11/30/2017 - 02/15/2024	(152,799)	150,000	150,015
	1.210		09/29/2017	10/02/2017	150,000	U.S. Treasury Notes 2.750% due 02/15/2024	(152,752)	150,000	150,015
SSB	0.200	†	09/29/2017	10/02/2017	4,559	U.S. Treasury Notes 1.625% due 04/30/2019(2)	(4,651)	4,559	4,559

Total Repurchase Agreements							$(1,510,575)	$1,475,944	$1,476,096

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.2)%
Fannie Mae, TBA	4.000%	12/01/2047	$5,000	$(5,251)	$(5,247)

Total Short Sales (0.2)%				$(5,251)	$(5,247)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	67

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
PIMCO CommoditiesPLUS® Strategy Fund
Global/Master Repurchase Agreement
BOS	$150,005	$0	$0	$150,005	$(153,200)	$(3,195)
MBC	113,311	0	0	113,311	(116,802)	(3,491)
SGY	150,015	0	0	150,015	(152,752)	(2,737)
SSB	4,559	0	0	4,559	(4,651)	(92)

PIMCO Cayman Commodity Fund III, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
BOS	200,020	0	0	200,020	(203,722)	(3,702)
FICC	1,185	0	0	1,185	(1,213)	(28)
JPS	250,707	0	0	250,707	(256,082)	(5,375)
MBC	350,068	0	0	350,068	(358,374)	(8,306)
RDR	106,211	0	0	106,211	(108,266)	(2,055)
SGY	150,015	0	0	150,015	(152,799)	(2,784)

Total Borrowings and Other Financing Transactions	$1,476,096	$0	$0

(i)	Securities with an aggregate market value of $1,734 and cash of $980 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - NYMEX Crude Calendar Spread December Futures †	$0.500	11/17/2017	77	$77	$0	$5
Put - NYMEX Crude Calendar Spread November Futures †	0.500	10/19/2017	77	77	0	3
Call - NYMEX Natural Gas April Futures †	3.000	03/26/2018	394	3,940	848	815
Call - NYMEX Natural Gas April Futures †	3.020	03/26/2018	78	780	152	155
Call - NYMEX Natural Gas April Futures †	3.050	03/26/2018	79	790	172	148
Call - NYMEX Natural Gas April Futures †	3.100	03/26/2018	87	870	172	148
Call - NYMEX Natural Gas August Futures †	3.100	07/26/2018	4	40	15	8
Call - NYMEX Natural Gas Calendar Spread March Futures †	1.000	02/23/2018	596	5,960	1,487	715
Call - NYMEX Natural Gas December Futures †	3.100	11/27/2018	4	40	15	14
Call - NYMEX Natural Gas February Futures †	3.100	01/26/2018	4	40	15	17
Call - NYMEX Natural Gas January Futures †	3.100	12/26/2017	4	40	15	14
Call - NYMEX Natural Gas July Futures †	3.100	06/26/2018	4	40	14	8
Call - NYMEX Natural Gas June Futures †	3.100	05/25/2018	4	40	14	7
Call - NYMEX Natural Gas March Futures †	3.100	02/23/2018	4	40	14	17
Call - NYMEX Natural Gas May Futures †	3.100	04/25/2018	4	40	14	6
Call - NYMEX Natural Gas November Futures †	3.100	10/26/2018	4	40	14	10
Call - NYMEX Natural Gas October Futures †	3.100	09/25/2018	4	40	14	9
Call - NYMEX Natural Gas September Futures †	3.100	08/28/2018	4	40	14	8
Call - NYMEX WTI Crude December Futures †	66.000	12/29/2017	46	46	0	2
Call - NYMEX WTI Crude November Futures †	66.000	11/30/2017	46	46	0	1
Call - NYMEX WTI Crude October Futures †	66.000	10/31/2017	46	46	0	1
Call - NYMEX WTI-Brent Crude Spread December Futures †	2.000	10/30/2018	228	228	0	2

					$2,989	$2,113

Total Purchased Options					$2,989	$2,113

68	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - NYMEX Crude Calendar Spread December Futures †	$1.000	11/17/2017	154	$154	$0	$(5)
Put - NYMEX Crude Calendar Spread November Futures †	1.000	10/19/2017	154	154	0	(2)
Call - NYMEX Crude December Futures †	53.500	11/15/2017	324	324	(240)	(373)
Call - NYMEX Crude December Futures †	54.000	11/15/2017	84	84	(63)	(82)
Call - NYMEX Crude December Futures †	54.500	11/15/2017	168	168	(126)	(136)
Put - NYMEX Crude November Futures †	44.000	10/17/2017	46	46	(41)	(1)
Call - NYMEX Crude November Futures †	51.000	10/17/2017	312	312	(230)	(456)
Call - NYMEX Crude November Futures †	51.500	10/17/2017	108	108	(82)	(127)
Call - NYMEX Crude November Futures †	52.000	10/17/2017	166	166	(112)	(154)
Put - NYMEX Crude November Futures †	45.000	10/17/2018	153	153	0	(448)
Call - NYMEX Gasoline December Futures †	160.000	11/27/2017	41	17	(86)	(95)
Call - NYMEX Gasoline December Futures †	161.000	11/27/2017	41	17	(86)	(88)
Call - NYMEX Gasoline December Futures †	163.000	11/27/2017	163	68	(376)	(296)
Put - NYMEX Natural Gas April Futures †	2.600	03/26/2018	4	40	(6)	(3)
Call - NYMEX Natural Gas April Futures †	3.750	03/26/2018	4	40	(7)	(2)
Put - NYMEX Natural Gas August Futures †	2.600	07/26/2018	4	40	(6)	(5)
Call - NYMEX Natural Gas August Futures †	3.750	07/26/2018	4	40	(7)	(2)
Call - NYMEX Natural Gas Calendar Spread March Futures †	0.500	02/23/2018	38	380	(84)	(70)
Call - NYMEX Natural Gas Calendar Spread March Futures †	0.750	02/23/2018	1,192	11,920	(3,515)	(1,788)
Put - NYMEX Natural Gas December Futures †	2.600	11/27/2018	4	40	(6)	(4)
Call - NYMEX Natural Gas December Futures †	3.750	11/27/2018	4	40	(7)	(5)
Put - NYMEX Natural Gas February Futures †	2.600	01/26/2018	4	40	(6)	(2)
Call - NYMEX Natural Gas February Futures †	3.750	01/26/2018	4	40	(7)	(7)
Put - NYMEX Natural Gas January Futures †	2.600	12/26/2017	4	40	(6)	(1)
Call - NYMEX Natural Gas January Futures †	3.750	12/26/2017	4	40	(7)	(5)
Put - NYMEX Natural Gas July Futures †	2.600	06/26/2018	4	40	(6)	(4)
Call - NYMEX Natural Gas July Futures †	3.750	06/26/2018	4	40	(7)	(2)
Put - NYMEX Natural Gas June Futures †	2.600	05/25/2018	4	40	(6)	(4)
Call - NYMEX Natural Gas June Futures †	3.750	05/25/2018	4	40	(7)	(2)
Put - NYMEX Natural Gas March Futures †	2.600	02/23/2018	4	40	(6)	(3)
Call - NYMEX Natural Gas March Futures †	3.750	02/23/2018	4	40	(7)	(9)
Put - NYMEX Natural Gas May Futures †	2.400	04/25/2018	365	3,650	(204)	(177)
Put - NYMEX Natural Gas May Futures †	2.500	04/25/2018	79	790	(54)	(55)
Put - NYMEX Natural Gas May Futures †	2.600	04/25/2018	4	40	(6)	(4)
Call - NYMEX Natural Gas May Futures †	3.750	04/25/2018	4	40	(7)	(1)
Put - NYMEX Natural Gas November Futures †	2.800	10/26/2017	180	1,800	(100)	(59)
Put - NYMEX Natural Gas November Futures †	2.850	10/26/2017	288	2,880	(152)	(133)
Put - NYMEX Natural Gas November Futures †	2.900	10/26/2017	192	1,920	(165)	(120)
Put - NYMEX Natural Gas November Futures †	2.600	10/26/2018	4	40	(6)	(5)
Call - NYMEX Natural Gas November Futures †	3.750	10/26/2018	4	40	(7)	(3)
Put - NYMEX Natural Gas October Futures †	2.600	09/25/2018	4	40	(6)	(5)
Call - NYMEX Natural Gas October Futures †	3.750	09/25/2018	4	40	(7)	(3)
Put - NYMEX Natural Gas September Futures †	2.600	08/28/2018	4	40	(6)	(5)
Call - NYMEX Natural Gas September Futures †	3.750	08/28/2018	4	40	(7)	(3)
Put - NYMEX Natural Gasoline December Futures †	2.850	11/27/2017	372	3,720	(211)	(183)
Put - NYMEX Natural Gasoline December Futures †	2.900	11/27/2017	480	4,800	(326)	(297)
Call - NYMEX RBOB Gasoline December Futures †	185.000	12/29/2017	46	19	0	(13)
Call - NYMEX RBOB Gasoline November Futures †	185.000	11/30/2017	46	19	0	(4)
Call - NYMEX RBOB Gasoline October Futures †	185.000	10/31/2017	46	19	0	0
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2017	273	273	0	(3)
Call - NYMEX WTI-Brent Crude Spread December Futures †	2.500	10/30/2017	274	274	(32)	(22)
Put - NYMEX WTI-Brent Crude Spread December Futures †	3.000	10/30/2017	273	273	0	(538)
Call - NYMEX WTI-Brent Crude Spread December Futures †	3.500	10/30/2017	121	121	(5)	(24)
Put - NYMEX WTI-Brent Crude Spread December Futures †	5.000	10/30/2017	274	274	(67)	(164)
Put - NYMEX WTI-Brent Crude Spread December Futures †	6.500	10/30/2017	121	121	(34)	(22)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2018	308	308	0	(25)
Put - NYMEX WTI-Brent Crude Spread December Futures †	4.000	10/30/2018	80	80	0	(78)
Put - NYMEX WTI-Brent Crude Spread June Futures †	2.000	04/27/2018	159	159	0	(351)
Put - NYMEX WTI-Brent Crude Spread June Futures †	3.000	04/27/2018	76	76	(32)	(109)

					$(6,579)	$(6,587)

Total Written Options					$(6,579)	$(6,587)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	69

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Aluminum November Futures †	11/2017	86		$4,491	$(56)	$0	$0
Arabica Coffee March Futures †	03/2018	676		33,373	(605)	0	(114)
Brent (ICE) Dubai Futures April Futures †	04/2018	332		536	(2)	0	(10)
Brent (ICE) Dubai Futures August Futures †	08/2018	504		840	(17)	0	(5)
Brent (ICE) Dubai Futures December Futures †	12/2018	504		871	15	0	(5)
Brent (ICE) Dubai Futures February Futures †	02/2018	332		536	(2)	0	0
Brent (ICE) Dubai Futures January Futures †	01/2018	332		532	(5)	0	(4)
Brent (ICE) Dubai Futures July Futures †	07/2018	504		829	(27)	0	(15)
Brent (ICE) Dubai Futures June Futures †	06/2018	332		542	5	0	(16)
Brent (ICE) Dubai Futures March Futures †	03/2018	332		539	1	0	(4)
Brent (ICE) Dubai Futures May Futures †	05/2018	332		540	2	0	(13)
Brent (ICE) Dubai Futures November Futures †	11/2018	504		851	(5)	0	(5)
Brent (ICE) Dubai Futures October Futures †	10/2018	504		845	(11)	0	(10)
Brent (ICE) Dubai Futures September Futures †	09/2018	504		840	(16)	0	(14)
Brent Crude December Futures †	10/2017	173		9,825	(33)	0	(99)
Brent Crude December Futures †	10/2018	4,241		235,079	13,546	0	(464)
Brent Crude December Futures †	10/2019	4,204		230,758	9,541	0	(5)
Brent Crude January Futures †	11/2017	198		11,205	(163)	0	(65)
Brent Crude March Futures †	01/2018	1,520		85,591	2,742	7	(371)
Call Options Strike @ USD 59.000 on Brent Crude January Futures †	11/2017	82		94	(41)	0	(14)
Call Options Strike @ USD 60.000 on Brent Crude January Futures †	11/2017	81		68	(68)	0	(11)
Call Options Strike @ USD 61.000 on Brent Crude January Futures †	11/2017	82		49	(92)	0	(10)
Chicago Ethanol (Platts) December Futures †	12/2017	343		20,889	(1,008)	0	0
Copper December Futures †	12/2017	188		30,452	1,512	0	0
Copper March Futures †	03/2018	317		51,610	(2,474)	0	0
Corn December Futures †	12/2018	1,224		24,449	183	108	(24)
Cotton No. 2 March Futures †	03/2018	430		14,573	(558)	0	(58)
Euro-Rapeseed February Futures †	01/2018	164	EUR	3,593	20	5	(29)
Gas Oil December Futures †	12/2018	3,633		$186,191	10,696	0	(636)
Gas Oil March Futures †	03/2018	561		29,368	254	0	(140)
Gold 100 oz. December Futures †	12/2018	451		59,018	796	0	(167)
Gulf Coast ULSD (Platts) Swap December Futures †	12/2017	5		363	28	0	(2)
Gulf Coast ULSD (Platts) Swap November Futures †	11/2017	5		368	32	0	(3)
Gulf Coast ULSD (Platts) Swap October Futures †	10/2017	5		371	33	0	(3)
Gulf Coast ULSD (Platts) Swap September Futures †	09/2017	5		372	36	0	0
Hard Red Winter Wheat December Futures †	12/2017	91		2,015	32	0	(47)
Hard Red Winter Wheat July Futures †	07/2018	200		4,908	40	0	(102)
Hard Red Winter Wheat March Futures †	03/2018	1,020		23,473	(2,628)	0	(535)
Henry Hub Natural Gas April Futures †	03/2018	964		7,083	132	0	(19)
Henry Hub Natural Gas April Futures †	03/2019	91		625	(17)	0	(2)
Henry Hub Natural Gas August Futures †	07/2019	92		636	(13)	0	(2)
Henry Hub Natural Gas December Futures †	11/2019	92		689	39	0	(4)
Henry Hub Natural Gas February Futures †	01/2019	87		697	83	0	(2)
Henry Hub Natural Gas January Futures †	12/2018	92		742	93	0	(2)
Henry Hub Natural Gas July Futures †	06/2019	92		635	(15)	0	(2)
Henry Hub Natural Gas June Futures †	05/2019	91		622	(20)	0	(2)
Henry Hub Natural Gas March Futures †	02/2019	92		722	72	0	(2)
Henry Hub Natural Gas May Futures †	04/2019	92		624	(26)	0	(2)
Henry Hub Natural Gas November Futures †	10/2019	91		646	4	0	(3)
Henry Hub Natural Gas October Futures †	09/2019	92		638	(11)	0	(2)
Henry Hub Natural Gas September Futures †	08/2019	91		626	(16)	0	(2)
Henry Hub Natural Gas Swap April Futures †	03/2018	4,079		29,970	529	0	(82)
Henry Hub Natural Gas Swap April Futures †	03/2019	24		165	(5)	0	0
Henry Hub Natural Gas Swap August Futures †	07/2018	738		5,454	139	0	(18)
Henry Hub Natural Gas Swap August Futures †	07/2019	25		173	(4)	0	(1)
Henry Hub Natural Gas Swap December Futures †	11/2018	738		5,797	167	0	(15)
Henry Hub Natural Gas Swap December Futures †	11/2019	25		187	10	0	(1)
Henry Hub Natural Gas Swap February Futures †	01/2018	3,335		27,505	235	0	(42)
Henry Hub Natural Gas Swap February Futures †	01/2019	22		176	21	0	0
Henry Hub Natural Gas Swap January Futures †	12/2018	25		202	25	0	(1)
Henry Hub Natural Gas Swap July Futures †	06/2018	738		5,450	139	0	(18)
Henry Hub Natural Gas Swap July Futures †	06/2019	25		173	(4)	0	(1)
Henry Hub Natural Gas Swap June Futures †	05/2018	732		5,362	127	0	(16)
Henry Hub Natural Gas Swap June Futures †	05/2019	24		164	(6)	0	(1)
Henry Hub Natural Gas Swap March Futures †	02/2019	25		196	19	0	(1)
Henry Hub Natural Gas Swap May Futures †	04/2018	738		5,358	112	0	(17)

70	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Henry Hub Natural Gas Swap May Futures †	04/2019	25	$170	$(7)	$0	$(1)
Henry Hub Natural Gas Swap November Futures †	10/2018	732	5,506	150	0	(16)
Henry Hub Natural Gas Swap November Futures †	10/2019	24	170	1	0	(1)
Henry Hub Natural Gas Swap October Futures †	09/2018	738	5,458	144	0	(18)
Henry Hub Natural Gas Swap October Futures †	09/2019	25	174	(3)	0	(1)
Henry Hub Natural Gas Swap September Futures †	08/2018	732	5,371	131	0	(18)
Henry Hub Natural Gas Swap September Futures †	08/2019	24	165	(5)	0	(1)
Lead March Futures †	03/2018	68	4,233	244	0	0
Live Cattle February Futures †	02/2018	142	6,738	(9)	4	0
Live Cattle June Futures †	06/2018	142	6,421	(30)	0	(18)
Live Cattle October Futures †	10/2017	91	3,971	(158)	5	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2018	16	45	11	0	(3)
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2018	16	42	8	0	(4)
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2018	16	45	11	0	(3)
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2018	16	44	10	0	(3)
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2018	16	45	11	0	(3)
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2018	16	45	11	0	(4)
Mars (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2017	7	6	17	0	(1)
Mars (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2017	7	9	20	0	(1)
Mars (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2017	7	15	25	0	(1)
Mars (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2017	7	12	22	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures †	04/2018	42	1,244	210	0	(24)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	08/2018	44	1,270	245	0	(24)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	12/2018	44	1,307	257	0	(22)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	07/2018	44	1,263	244	0	(23)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures †	06/2018	42	1,202	169	0	(24)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures †	03/2018	64	2,063	(104)	0	(44)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures †	05/2018	42	1,210	177	0	(24)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures †	11/2018	44	1,297	253	0	(23)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures †	10/2018	44	1,288	250	0	(24)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures †	09/2018	44	1,279	247	0	(24)
Natural Gas April Futures †	03/2018	1,339	39,353	349	0	(107)
Natural Gas April Futures †	03/2019	599	16,461	270	0	(48)
Natural Gas February Futures †	01/2018	1,358	44,800	608	0	(68)
Natural Gas February Futures †	01/2019	71	2,276	51	0	(6)
Natural Gas November Futures †	10/2017	1,842	55,389	(1,064)	0	(184)
Natural Gas October Futures †	09/2018	3,097	91,609	1,564	0	(310)
New York Harbor ULSD Janurary Futures †	12/2017	32	2,423	97	0	(14)
New York Harbor ULSD June Futures †	05/2018	273	19,781	134	0	(44)
Nickel January Futures †	01/2018	13	820	1	0	0
Platinum January Futures †	01/2018	206	9,430	(698)	0	(105)
Put Options Strike @ USD 46.000 on Brent Crude December Futures †	10/2018	153	366	(291)	8	0
RBOB Gasoline April Futures †	03/2018	154	11,411	(124)	0	(85)
RBOB Gasoline November Futures †	10/2017	99	6,615	(264)	0	(99)
Robusta Coffee January Futures †	01/2018	242	4,704	(352)	39	0
Silver December Futures †	12/2017	307	25,598	(650)	0	(262)
Soybean Oil December Futures †	12/2018	502	10,084	(421)	0	(27)
Soybean Oil May Futures †	05/2018	602	12,082	(485)	0	(11)
U.S. Treasury 10-Year Note December Futures	12/2017	1,541	193,107	(2,049)	0	(361)
U.S. Treasury 30-Year Bond December Futures	12/2017	145	22,158	(377)	4	0
White Sugar December Futures †	11/2017	590	10,685	(545)	115	0
White Sugar March Futures †	02/2018	606	11,123	(182)	64	0
WTI Crude December Futures †	11/2017	335	17,403	340	27	0
WTI Crude December Futures †	11/2018	1,768	91,087	2,592	0	(53)
WTI Crude December Futures †	11/2019	1,011	51,308	343	101	0
WTI Crude January Futures †	01/2018	176	9,177	126	9	0
WTI Crude July Futures †	06/2018	394	20,460	618	0	(12)
WTI Crude June Futures †	05/2018	710	36,956	(22)	1	(21)
WTI Crude June Futures †	05/2019	2,679	136,763	3,103	80	0
WTI Crude June Futures †	05/2020	329	16,631	(696)	53	0
WTI Crude March Futures †	02/2019	972	49,805	819	0	0
WTI Crude November Futures †	10/2017	308	15,914	371	34	0
WTI Crude September Futures †	08/2018	2,846	147,224	4,454	0	(85)
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2018	33	72	31	0	(2)
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2018	33	68	26	0	(2)
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2018	33	68	27	0	(4)
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2018	33	78	36	0	(4)
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2017	33	83	42	0	(5)
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2018	33	69	28	0	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2018	33	72	31	0	(2)
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2018	33	71	30	0	(2)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	71

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2018	33	$72	$31	$0	$(2)
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2018	33	67	25	0	(4)
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2018	33	65	24	0	(2)
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2018	33	66	25	0	(4)
Zinc June Futures †	06/2019	15	1,114	121	0	0
Zinc March Futures †	03/2018	132	10,397	111	0	0
Zinc November Futures †	11/2017	48	3,802	142	0	0

				$44,414	$664	$(5,548)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Aluminum January Futures †	01/2018	67		$(3,528)	$16	$0	$0
Aluminum March Futures †	03/2018	271		(14,346)	(14)	0	0
Arabica Coffee December Futures †	12/2017	780		(37,455)	747	132	0
Brent (ICE) Calendar Swap Futures April Futures †	04/2018	19		(1,064)	(68)	3	0
Brent (ICE) Calendar Swap Futures August Futures †	08/2018	21		(1,167)	(57)	3	0
Brent (ICE) Calendar Swap Futures December Futures †	12/2018	21		(1,162)	(55)	2	0
Brent (ICE) Calendar Swap Futures July Futures †	07/2018	21		(1,169)	(58)	3	0
Brent (ICE) Calendar Swap Futures June Futures †	06/2018	20		(1,116)	(66)	3	0
Brent (ICE) Calendar Swap Futures May Futures †	05/2018	19		(1,062)	(66)	3	0
Brent (ICE) Calendar Swap Futures November Futures †	11/2018	21		(1,163)	(55)	2	0
Brent (ICE) Calendar Swap Futures October Futures †	10/2018	21		(1,164)	(56)	2	0
Brent (ICE) Calendar Swap Futures September Futures †	09/2018	21		(1,166)	(57)	2	0
Brent Crude August Futures †	08/2018	16		(62)	(7)	2	0
Brent Crude December Futures †	12/2018	16		(63)	(8)	1	0
Brent Crude December Futures †	10/2020	164		(9,022)	(137)	0	(20)
Brent Crude December Futures †	10/2021	143		(7,932)	60	0	(37)
Brent Crude December Futures †	10/2022	16		(896)	4	0	(5)
Brent Crude February Futures †	12/2017	364		(20,541)	(1,087)	109	0
Brent Crude July Futures †	07/2018	16		(62)	(7)	2	0
Brent Crude June Futures †	04/2018	340		(19,037)	174	64	0
Brent Crude June Futures †	04/2019	3,738		(206,113)	(11,199)	191	0
Brent Crude June Futures †	05/2020	2,436		(133,809)	(3,797)	0	(146)
Brent Crude June Futures †	04/2021	348		(19,220)	(63)	0	(66)
Brent Crude March Futures †	01/2019	768		(42,463)	(3,181)	54	0
Brent Crude November Futures †	11/2018	16		(62)	(7)	1	0
Brent Crude October Futures †	10/2018	16		(62)	(7)	1	0
Brent Crude September Futures †	07/2018	2,072		(115,348)	(7,535)	331	0
Brent Crude September Futures †	09/2018	16		(62)	(7)	1	0
Call Options Strike @ USD 55.500 on Brent Crude December Futures †	10/2017	264		(605)	(403)	71	0
Call Options Strike @ USD 56.000 on Brent Crude December Futures †	10/2017	228		(449)	(265)	59	0
Call Options Strike @ USD 60.000 on Brent Crude June Futures †	04/2018	384		(998)	(5)	46	0
Call Options Strike @ USD 61.500 on Brent Crude January Futures †	11/2017	276		(141)	84	28	0
Call Options Strike @ USD 62.000 on Brent Crude January Futures †	11/2017	276		(119)	114	25	0
Call Options Strike @ USD 63.000 on Brent Crude June Futures †	04/2018	149		(240)	(1)	15	0
Call Options Strike @ USD 64.000 on Brent Crude June Futures †	04/2018	511		(690)	249	46	0
Cocoa December Futures †	12/2017	70		(1,430)	(14)	0	(44)
Cocoa March Futures †	03/2018	480		(9,763)	(239)	0	(259)
Copper December Futures †	12/2017	606		(44,768)	(1,490)	394	0
Copper March Futures †	03/2018	554		(41,183)	1,652	367	0
Corn December Futures †	12/2017	422		(7,496)	(112)	0	(58)
Corn March Futures †	03/2018	601		(11,051)	13	0	(75)
Corn September Futures †	09/2018	356		(6,942)	32	33	(45)
Cotton No. 2 December Futures †	12/2017	126		(4,312)	31	33	0
EIA Flat Tax On-Highway Diesel Swap December Futures †	12/2017	5		(583)	(30)	1	0
EIA Flat Tax On-Highway Diesel Swap November Futures †	11/2017	5		(587)	(33)	2	0
EIA Flat Tax On-Highway Diesel Swap October Futures †	10/2017	5		(592)	(36)	2	0
EIA Flat Tax On-Highway Diesel Swap September Futures †	09/2017	5		(587)	(34)	0	0
Euro-Bund 10-Year Bond December Futures	12/2017	34	EUR	(6,470)	65	9	(9)
Euro-Rapeseed May Futures †	04/2018	164		(3,605)	37	29	(5)
Gas Oil December Futures †	12/2017	304		$(16,226)	(235)	68	0
Gas Oil June Futures †	06/2018	467		(24,097)	36	105	0
Gas Oil June Futures †	06/2019	2,257		(115,107)	(4,581)	226	0
Gas Oil November Futures †	11/2017	631		(34,216)	(1,392)	142	0
Gold 100 oz. December Futures †	12/2017	603		(77,473)	667	235	0
Henry Hub Natural Gas August Futures †	07/2018	116		(857)	16	3	0
Henry Hub Natural Gas December Futures †	11/2018	116		(911)	(38)	2	0

72	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Henry Hub Natural Gas February Futures †	01/2018	116	$(957)	$(84)	$1	$0
Henry Hub Natural Gas Janurary Futures †	12/2017	116	(956)	(82)	1	0
Henry Hub Natural Gas July Futures †	06/2018	116	(857)	16	3	0
Henry Hub Natural Gas June Futures †	05/2018	116	(850)	23	3	0
Henry Hub Natural Gas March Futures †	02/2018	1,232	(10,007)	361	28	0
Henry Hub Natural Gas May Futures †	04/2018	116	(842)	31	3	0
Henry Hub Natural Gas November Futures †	10/2018	116	(873)	0	3	0
Henry Hub Natural Gas October Futures †	09/2018	116	(858)	15	3	0
Henry Hub Natural Gas September Futures †	08/2018	116	(851)	22	3	0
Henry Hub Natural Gas Swap January Futures †	12/2017	1,888	(15,552)	588	14	0
Henry Hub Natural Gas Swap March Futures †	02/2018	2,609	(21,192)	(351)	59	0
Lead January Futures †	01/2018	82	(5,098)	(195)	0	0
Live Cattle April Futures †	04/2018	284	(13,615)	84	0	0
Live Cattle December Futures †	12/2017	55	(2,536)	(57)	0	(4)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	12/2017	64	(2,424)	153	69	0
Natural Gas December Futures †	11/2017	197	(6,267)	(47)	6	0
Natural Gas January Futures †	12/2017	2,951	(97,235)	65	88	0
Natural Gas January Futures †	12/2018	71	(2,291)	(50)	6	0
Natural Gas March Futures †	02/2018	786	(25,537)	5	71	0
Natural Gas March Futures †	02/2019	599	(18,791)	(432)	60	0
Natural Gas May Futures †	04/2018	3,043	(88,369)	(1,454)	274	0
Natural Gas November Futures †	10/2017	107	(3,217)	23	11	0
New York Harbor ULSD March Futures †	02/2018	141	(10,524)	76	41	0
New York Harbor ULSD November Futures †	10/2017	42	(3,193)	(7)	25	0
Nickel November Futures †	11/2017	89	(5,585)	(13)	0	0
Put Options Strike @ USD 43.000 on Brent Crude June Futures †	04/2018	149	(115)	259	0	(2)
Put Options Strike @ USD 44.000 on Brent Crude June Futures †	04/2018	511	(470)	850	0	(5)
Put Options Strike @ USD 45.000 on Brent Crude June Futures †	04/2018	384	(419)	865	0	(8)
RBOB Gasoline December Futures †	11/2017	252	(16,709)	161	194	0
RBOB Gasoline January Futures †	12/2017	366	(24,255)	(482)	249	0
RBOB Gasoline March Futures †	02/2018	234	(15,748)	122	96	0
Robusta Coffee November Futures †	11/2017	242	(4,763)	419	0	(46)
Soybean January Futures †	01/2018	25	(1,223)	(6)	0	(10)
Soybean March Futures †	03/2018	255	(12,594)	(190)	0	(105)
Soybean Meal December Futures †	12/2017	483	(15,253)	(134)	0	(208)
Soybean November Futures †	11/2017	158	(7,649)	(172)	0	(69)
Soybean November Futures †	11/2018	433	(21,352)	(177)	0	(108)
Soybean Oil December Futures †	12/2017	374	(7,365)	505	0	0
Sugar No. 11 March Futures †	02/2018	1,712	(27,036)	694	0	(288)
U.S. Treasury 2-Year Note December Futures	12/2017	4	(863)	2	1	0
Wheat December Futures †	12/2017	42	(941)	(6)	14	0
Wheat July Futures †	07/2018	40	(982)	(6)	16	0
Wheat March Futures †	03/2018	825	(19,243)	1,570	320	0
WTI Crude December Futures †	11/2018	3,178	(163,731)	(4,106)	102	(4)
WTI Crude December Futures †	11/2020	1,410	(71,332)	583	0	(310)
WTI Crude December Futures †	11/2021	33	(1,674)	30	0	(11)
WTI Crude February Futures †	01/2018	175	(9,139)	(770)	0	(4)
WTI Crude June Futures †	05/2018	525	(27,326)	(1,331)	16	0
WTI Crude March Futures †	02/2018	3,991	(208,490)	(5,440)	7	(5)
WTI Crude November Futures †	10/2018	197	(10,161)	(230)	6	0
WTI Crude October Futures †	09/2018	175	(9,039)	(538)	5	0
Zinc January Futures †	01/2018	25	(1,976)	(35)	0	0
Zinc June Futures †	06/2018	15	(1,172)	(142)	0	0

				$(41,520)	$4,651	$(1,956)

Total Futures Contracts				$2,894	$5,315	$(7,504)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Canadian Natural Resources Ltd.	(1.000)%	Quarterly	03/20/2018	0.086%	$1,900	$(12)	$3	$(9)	$0	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	73

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	12/16/2020	$	75,500	$(373)	$(325)	$(698)	$86	$0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		76,600	532	746	1,278	0	(130)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023		20,460	120	(166)	(46)	36	0
Pay(4)	3-Month USD-LIBOR	2.655	Semi-Annual	10/19/2023		20,000	0	415	415	0	(35)
Pay(4)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		27,000	0	585	585	0	(48)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		64,500	1,595	(594)	1,001	118	0
Receive(4)	3-Month USD-LIBOR	2.800	Semi-Annual	10/28/2025		24,980	(12)	(368)	(380)	24	0
Receive(4)	3-Month USD-LIBOR	2.500	Semi-Annual	02/22/2026		194,100	(621)	587	(34)	151	0
Receive(4)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		71,600	(313)	640	327	53	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		2,300	(16)	(2)	(18)	5	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,100	(46)	40	(6)	2	0
Receive(4)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		11,850	(19)	380	361	6	0
Receive	3-Month USD-LIBOR †	1.750	Semi-Annual	12/21/2026		135,410	(1,881)	7,168	5,287	255	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		32,240	2,791	(757)	2,034	0	(57)
Receive(4)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		5,000	0	(375)	(375)	0	(9)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045	JPY	33,700	(104)	55	(49)	3	0
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023	MXN	299,200	(7)	(737)	(744)	0	(30)
Pay	CPTFEMU	1.165	Maturity	12/15/2021	EUR	2,290	2	14	16	0	(2)
Pay	CPURNSA	2.425	Maturity	11/21/2026	$	39,000	0	596	596	117	0
Pay	UKRPI	3.350	Maturity	05/15/2030		13,500	125	90	215	16	0
Pay	UKRPI	3.300	Maturity	12/15/2030		600	(29)	15	(14)	1	0
Pay	UKRPI	3.140	Maturity	04/15/2031		22,600	(2,375)	622	(1,753)	18	0
Pay	UKRPI	0.000	Maturity	09/15/2032		5,450	12	(15)	(3)	10	0

							$(619)	$8,614	$7,995	$901	$(311)

Total Swap Agreements							$(631)	$8,617	$7,986	$901	$(311)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(5)		Total	Market Value	Variation Margin Liability(5)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
PIMCO CommoditiesPLUS® Strategy Fund(6)	$0	$14	$871	$885	$0	$(370)	$(311)	$(681)
PIMCO Cayman Commodity Fund III, Ltd. (Subsidiary)(6)	2,113	5,344	30	7,487	(6,587)	(7,134)	0	(13,721)

Total Exchange-Traded or Centrally Cleared	$2,113	$5,358	$901	$8,372	$(6,587)	$(7,504)	$(311)	$(14,402)

(k)	Securities with an aggregate market value of $54,915 and cash of $3,372 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(5)	Unsettled variation margin asset of $43 for closed futures is outstanding at period end.
(6)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

74	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	10/2017	†		$4,894	CAD	6,029	$0	$(62)
	10/2017			17,006	EUR	14,507	139	0
	11/2017	†	EUR	14,711		$17,280	4	(139)
	11/2017	†		$7,330	EUR	6,055	0	(157)
BPS	10/2017		BRL	61,300		$17,882	0	(1,473)
	10/2017		GBP	245		323	0	(5)
	10/2017		TWD	32,639		1,080	5	0
	10/2017			$20,303	BRL	64,789	165	(12)
	10/2017			2,118	INR	137,863	2	(16)
	01/2018		BRL	11,260		$3,119	0	(393)
	03/2018		MXN	91,870		4,393	0	(537)
	03/2018			$4,631	MXN	91,870	299	0
	07/2018		BRL	11,600		$3,310	0	(231)
CBK	10/2017			52,210		14,603	0	(1,882)
	10/2017			$16,480	BRL	52,210	4	0
DUB	10/2017		BRL	79,010		$24,940	0	(7)
	10/2017			$23,685	BRL	79,010	1,262	0
	01/2018		BRL	174,800		$47,841	0	(6,681)
	07/2018			87,900		25,194	0	(1,637)
FBF	11/2017			$2,567	GBP	1,915	2	0
GLM	10/2017		BRL	34,000		$10,732	0	(3)
	10/2017	†	CAD	378		303	0	0
	10/2017		CZK	78,579		3,593	19	(4)
	10/2017		THB	35,275		1,067	9	0
	10/2017		TWD	32,364		1,076	10	0
	10/2017			$13,432	BRL	44,342	591	(31)
	10/2017	†		1,273	CAD	1,562	0	(21)
	10/2017			1,113	TRY	3,858	0	(34)
	01/2018		MXN	10,566		$516	0	(56)
HUS	10/2017		BRL	67,600		21,338	0	(6)
	10/2017			$20,194	BRL	67,600	1,150	0
	11/2017	†	EUR	4,817		$5,747	41	0
	07/2018		BRL	136,100		38,852	0	(2,692)
JPM	10/2017			76,000		22,353	0	(1,643)
	10/2017	†	CAD	9,044		7,468	220	0
	10/2017		EUR	14,507		17,523	378	0
	10/2017		KRW	1,206,030		1,067	14	0
	10/2017		NZD	4,943		3,535	0	(35)
	10/2017		THB	70,742		2,134	12	0
	10/2017		TWD	32,357		1,080	15	0
	10/2017			$23,990	BRL	76,000	7	0
	10/2017			7,758	GBP	5,794	6	0
	10/2017			1,067	IDR	14,256,187	0	(9)
	10/2017			2,149	INR	137,962	0	(39)
	10/2017			1,053	KRW	1,206,030	1	0
	10/2017			2,201	TRY	7,796	0	(27)
	11/2017	†	EUR	1,216		$1,452	12	0
	11/2017		GBP	5,794		7,766	0	(6)
	11/2017			$3,514	EUR	2,970	1	0
	01/2018		BRL	17,240		$4,766	0	(612)
NGF	11/2017		MXN	32,600		1,581	0	(192)
	12/2017			$6,595	MXN	119,524	0	(107)
	01/2018		BRL	53,400		$14,886	0	(1,770)
RBC	10/2017	†		$1,484	CAD	1,833	0	(15)
SOG	10/2017		CZK	25,421		$1,162	6	0
	10/2017		GBP	5,549		7,207	0	(229)
SSB	10/2017		TWD	31,941		1,067	14	0

Total Forward Foreign Currency Contracts							$4,388	$(20,763)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	75

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$	3,600	$361	$46
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		3,600	360	402
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		7,400	741	95
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		7,400	740	825

								$2,202	$1,368

Total Purchased Options								$2,202	$1,368

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC API2YCL18 †+	Buy	90.000%	12/01/2017	$95	$(175)	$(80)
MYC	Put - OTC CLCAL18 †+	Sell	46.000	10/17/2017	51	(51)	(1)
	Call - OTC CLCAL18 †+	Buy	52.000	10/17/2017	50	(20)	(52)

						$(246)	$(133)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(1)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018		$12,800	$(110)	$0
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		900	(12)	0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020		10,000	(98)	0
	Floor - OTC YOY CPURNSA	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018		17,000	(168)	0
	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		16,000	(155)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	10,900	(496)	(125)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$18,600	(135)	(2)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		12,800	(89)	(2)
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		47,600	(538)	(133)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		14,400	(266)	(51)

							$(2,067)	$(313)

Total Written Options							$(2,313)	$(446)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	EURMARGIN 2H18 †	$6.110	Maturity	12/31/2018	36,600	$0	$55	$55	$0
	Pay	EURMARGIN 3Q17 †	7.180	Maturity	09/30/2017	49,800	0	0	0	0
	Pay	EURMARGIN 3Q17 †	7.300	Maturity	09/30/2017	25,900	0	0	0	0
	Pay	EURMARGIN 4Q17 †	6.970	Maturity	12/31/2017	129,420	(37)	(125)	0	(162)
	Receive	EURMARGIN CAL17 †	5.850	Maturity	12/31/2017	27,600	0	50	50	0
	Pay	EURSIMP 3Q17 †	2.475	Maturity	09/30/2017	53,900	0	0	0	0
	Pay	EURSIMP 4Q17 †	3.875	Maturity	12/31/2017	54,900	0	(96)	0	(96)
	Receive	EURSIMP CAL17 †	0.550	Maturity	12/31/2017	70,000	0	260	260	0
	Pay	Fuel Co. December Futures †	7.650	Maturity	12/31/2018	60,000	0	23	23	0
	Receive	NAPGASFO 1Q18 †	9.690	Maturity	03/31/2018	64,800	0	119	119	0
	Pay	NAPGASFO 4Q17 †	9.750	Maturity	12/31/2017	64,800	0	(128)	0	(128)
	Receive	NAPGASFO CAL17 †	16.100	Maturity	12/31/2017	76,000	0	(236)	0	(236)
	Receive	NAPGASFO CAL18 †	12.700	Maturity	12/31/2018	133,200	(2)	(117)	0	(119)
	Receive	OREXIO 1Q18 †	69.200	Maturity	03/31/2018	33,300	0	(323)	0	(323)
	Receive	OREXIO 3Q17 †	61.500	Maturity	09/30/2017	11,000	0	0	0	0
	Pay	OREXIO 4Q17 †	78.000	Maturity	12/31/2017	6,600	0	108	108	0
	Receive	OREXIO 4Q18 †	63.700	Maturity	12/31/2018	18,600	0	(139)	0	(139)
	Receive	OREXIO CAL19 †	54.000	Maturity	12/31/2019	19,596	0	3	3	0
	Receive	PLATGOLD N8 †	317.200	Maturity	07/09/2018	12,300	0	(680)	0	(680)

76	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Pay	CBOT Wheat March Futures †	$5.040	Maturity	02/23/2018	975,000	$0	$364	$364	$0
GST	Pay	CAW Z7 †	0.613	Maturity	11/15/2017	1,327,700	24	(346)	0	(322)
	Receive	EUR5050 2H18 †	10.850	Maturity	12/31/2018	43,800	0	30	30	0
	Pay	EURSIMP 1Q18 †	4.540	Maturity	03/31/2018	96,300	(7)	(26)	0	(33)
	Receive	HSFOEW CAL18 †	14.750	Maturity	12/31/2018	76,800	13	65	78	0
	Receive	KWW H8 †	0.020	Maturity	02/23/2018	2,162,700	(26)	(151)	0	(177)
	Pay	OREXIO 1Q18 †	72.300	Maturity	03/31/2018	19,500	0	249	249	0
	Receive	OREXIO 1Q19 †	58.400	Maturity	03/31/2019	19,500	0	(59)	0	(59)
	Pay	OREXIO 3Q17 †	78.650	Maturity	09/30/2017	11,000	0	0	0	0
	Receive	OREXIO 3Q18 †	63.550	Maturity	09/30/2018	33,000	0	(211)	0	(211)
	Receive	OREXIO 4Q17 †	59.700	Maturity	12/31/2017	6,600	0	12	12	0
	Receive	OREXIO 4Q18 †	62.000	Maturity	12/31/2018	5,400	0	(31)	0	(31)
	Receive	OREXIO CAL19 †	54.700	Maturity	12/31/2019	108,900	(113)	57	0	(56)
	Receive	PLATGOLD N8 †	318.900	Maturity	07/06/2018	7,450	0	(398)	0	(398)
JPM	Receive	EUR5050 CAL18 †	11.010	Maturity	12/31/2018	140,400	0	136	136	0
	Receive	EURMARGIN 1Q18 †	5.100	Maturity	03/31/2018	120,000	0	316	316	0
	Receive	EURMARGIN 2H17 †	5.070	Maturity	12/31/2017	58,000	0	139	139	0
	Pay	EURMARGIN 3Q17 †	7.270	Maturity	09/30/2017	67,937	0	0	0	0
	Receive	EURMARGIN 4Q17 †	3.900	Maturity	12/31/2017	2,100	2	7	9	0
	Pay	EURMARGIN 4Q17 †	7.100	Maturity	12/31/2017	48,780	(11)	(44)	0	(55)
	Receive	EURMARGIN CAL17 †	5.850	Maturity	12/31/2017	50,400	0	91	91	0
	Receive	EURSIMP 2H18 †	2.600	Maturity	12/31/2018	108,600	0	165	165	0
	Pay	EURSIMP 4Q17 †	3.350	Maturity	12/31/2017	108,600	0	(247)	0	(247)
	Receive	EURSIMP CAL17 †	0.770	Maturity	12/31/2017	100,000	2	353	355	0
	Pay	Fuel Co. December Futures †	7.250	Maturity	12/31/2018	60,000	0	46	46	0
	Receive	HSFOEW 1Q18 †	14.500	Maturity	03/31/2018	35,400	9	69	78	0
	Receive	HSFOEW CAL18 †	14.750	Maturity	12/31/2018	26,400	0	27	27	0
	Receive	KWW H8 †	0.010	Maturity	02/23/2018	1,442,300	0	(104)	0	(104)
	Receive	NAPGASFO CAL17 †	15.900	Maturity	12/31/2017	16,000	0	(47)	0	(47)
	Receive	NAPGASFO CAL18 †	12.000	Maturity	12/31/2018	88,800	0	(75)	0	(75)
	Pay	OREXIO 1Q18 †	69.700	Maturity	03/31/2018	13,800	0	141	141	0
	Receive	OREXIO 1Q19 †	55.900	Maturity	03/31/2019	13,800	0	(8)	0	(8)
	Receive	OREXIO CAL19 †	53.850	Maturity	12/31/2019	58,500	47	(29)	18	0
MAC	Receive	CAW Z7 †	0.450	Maturity	11/15/2017	1,327,700	(389)	926	537	0
	Pay	EURMARGIN 1Q18 †	6.200	Maturity	03/31/2018	300	0	0	0	0
	Receive	EURMARGIN 2H18 †	5.580	Maturity	12/31/2018	71,400	0	145	145	0
	Receive	NAPGASFO 1Q18 †	9.000	Maturity	03/31/2018	109,200	0	275	275	0
	Pay	NAPGASFO 4Q17 †	9.025	Maturity	12/31/2017	109,200	0	(295)	0	(295)
	Receive	NAPGASFO CAL17 †	16.100	Maturity	12/31/2017	140,000	(115)	(320)	0	(435)
MYC	Receive	EUR5050 2H18 †	10.900	Maturity	12/31/2018	97,200	0	63	63	0
	Receive	EURMARGIN 1Q18 †	5.300	Maturity	03/31/2018	179,400	0	436	436	0
	Pay	EURMARGIN 1Q18 †	6.220	Maturity	03/31/2018	299,100	0	(454)	0	(454)
	Receive	EURMARGIN 2H18 †	5.770	Maturity	12/31/2018	101,100	0	187	187	0
	Receive	EURMARGIN 2H18 †	5.810	Maturity	12/31/2018	67,500	0	122	122	0
	Receive	EURMARGIN 2H18 †	5.980	Maturity	12/31/2018	34,200	0	56	56	0
	Receive	EURMARGIN 3Q17 †	6.300	Maturity	09/30/2017	14,000	0	0	0	0
	Pay	EURMARGIN 3Q17 †	7.270	Maturity	09/30/2017	15,900	0	0	0	0
	Pay	EURMARGIN 3Q17 †	7.530	Maturity	09/30/2017	10,233	0	0	0	0
	Receive	EURMARGIN 4Q17 †	4.740	Maturity	12/31/2017	25,200	0	88	88	0
	Receive	EURMARGIN 4Q17 †	4.850	Maturity	12/31/2017	115,800	54	335	389	0
	Pay	EURMARGIN 4Q17 †	5.820	Maturity	12/31/2017	101,100	0	(242)	0	(242)
	Pay	EURMARGIN 4Q17 †	5.860	Maturity	12/31/2017	34,200	0	(81)	0	(81)
	Pay	EURMARGIN 4Q17 †	5.900	Maturity	12/31/2017	67,500	0	(156)	0	(156)
	Pay	EURMARGIN 4Q17 †	6.790	Maturity	12/31/2017	11,400	0	(16)	0	(16)
	Pay	EURMARGIN 4Q17 †	6.960	Maturity	12/31/2017	33,300	0	(42)	0	(42)
	Receive	EURMARGIN CAL17 †	4.570	Maturity	12/31/2017	112,000	0	309	309	0
	Receive	EURMARGIN CAL17 †	5.780	Maturity	12/31/2017	90,400	0	168	168	0
	Receive	EURMARGIN CAL17 †	5.800	Maturity	12/31/2017	90,800	0	167	167	0
	Pay	EURSIMP 2H18 †	3.470	Maturity	12/31/2018	108,600	0	(72)	0	(72)
	Pay	EURSIMP 3Q17 †	3.219	Maturity	09/30/2017	17,600	0	0	0	0
	Pay	EURSIMP 4Q17 †	4.220	Maturity	12/31/2017	51,000	0	(72)	0	(72)
	Receive	EURSIMP CAL17 †	0.560	Maturity	12/31/2017	32,000	0	119	119	0
	Receive	EURSIMP CAL17 †	0.780	Maturity	12/31/2017	32,000	0	113	113	0
	Receive	EURSIMP CAL17 †	0.880	Maturity	12/31/2017	52,000	0	180	180	0
	Pay	GOLDLNPM Index †	1,255.000	Maturity	11/29/2018	16,100	0	(817)	0	(817)
	Pay	GOLDLNPM Index †	1,266.200	Maturity	11/29/2018	13,600	0	(541)	0	(541)
	Pay	GOLDLNPM Index †	1,289.000	Maturity	11/29/2018	15,400	0	(268)	0	(268)
	Receive	HSFOEW CAL18 †	14.500	Maturity	12/31/2018	9,600	0	12	12	0
SOG	Pay	EURMARGIN 3Q17 †	7.150	Maturity	09/30/2017	10,100	0	0	0	0
	Pay	EURMARGIN 4Q17 †	6.050	Maturity	12/31/2017	39,300	0	(85)	0	(85)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	77

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
UAG	Pay	SLVRLND Index †	$ 17.766	Maturity	12/01/2017	340,000	$0	$370	$370	$0
	Pay	SLVRLND Index †	18.027	Maturity	12/01/2017	340,000	0	458	458	0

							$(549)	$333	$7,066	$(7,282)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	$	110	$(3)	$4	$1	$0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		3,100	(139)	150	11	0
MYC	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047		90	(3)	4	1	0

							$(145)	$158	$13	$0

TOTAL RETURN SWAPS ON COMMODITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	BCOMF1T Index †	115,142	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	$39,119	$0	$(275)	$0	$(275)
	Receive	CSIXTR Index †	88,234	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	302,295	0	1,145	1,145	0
	Pay	SPGCINP Index †	77,637	(0.500)%	Monthly	02/15/2018	14,865	0	(99)	0	(99)
CBK	Receive	CSIXTR Index †	44,673	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	153,052	0	581	581	0
	Receive	CVICXMB2 Index(8) †	1,493,364	0.170%	Monthly	02/15/2018	158,761	0	(71)	0	(71)
	Receive	CVICXMB3 Index(9) †	1,391,128	0.170%	Monthly	02/15/2018	163,594	0	(190)	0	(190)
CIB	Receive	BCOMSK2 Index †	182,018	0.200%	Monthly	02/15/2018	22,054	0	(226)	0	(226)
	Receive	CSIXTR Index †	59,352	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	203,345	0	771	771	0
FBF	Receive	BCOMSK3 Index †	200,597	0.180%	Monthly	02/15/2018	22,000	0	(360)	0	(360)
	Receive	CSIXTR Index †	63,289	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	216,865	0	822	822	0
GST	Receive	BCOMF1T Index †	134,489	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	45,692	0	(321)	0	(321)
	Receive	CMDSKEWLS Index †	107,768	0.250%	Monthly	02/15/2018	14,941	0	(203)	0	(203)
	Receive	CSIXTR Index †	227,143	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	778,204	0	2,955	2,955	0
	Pay	SPGCINP Index †	104,844	(0.500)%	Monthly	02/15/2018	20,074	0	(133)	0	(133)
JPM	Receive	BCOMF1T Index †	1,698,736	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	577,133	0	(4,061)	0	(4,061)
	Pay	BCOMTR Index †	3,848,548	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	666,915	0	5,769	5,769	0
	Receive	CSIXTR Index †	102,194	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	350,123	0	1,327	1,327	0
	Receive	JMABCTNE Index(10) †	1,624,591	0.150%	Monthly	02/15/2018	183,925	0	84	84	0
	Receive	JMABDEW2 Index(11) †	129,107	0.300%	Monthly	02/15/2018	108,723	0	317	317	0
	Receive	JMABFNJ1 Index(12) †	302,454	0.350%	Monthly	02/15/2018	29,755	0	421	421	0
	Receive	JMABNIC4 Index(13) †	202,653	0.170%	Monthly	02/15/2018	81,396	0	(622)	0	(622)
	Pay	SPGCINP Index †	33,739	(0.500)%	Monthly	02/15/2018	6,460	0	(43)	0	(43)
MAC	Receive	BCOMSK1 Index †	197,783	0.170%	Monthly	02/15/2018	23,724	0	(132)	0	(132)
	Receive	BCOMSK4 Index †	186,452	0.170%	Monthly	02/15/2018	19,781	0	41	41	0
	Receive	CSIXTR Index †	59,018	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	202,200	0	768	768	0
	Receive	MQCP563E Index(14) †	239,872	0.950%	Monthly	02/15/2018	31,246	0	100	100	0
	Receive	PIMCODB Index(15) †	569,826	0.000%	Monthly	02/15/2018	57,419	0	(460)	0	(460)
MEI	Receive	CSIXTR Index †	42,289	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	144,884	0	549	549	0
RBC	Receive	CSIXTR Index †	9,402	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	32,212	0	122	122	0
SOG	Receive	CSIXTR Index †	83,402	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	285,739	0	1,086	1,086	0

								$0	$9,662	$16,858	$(7,196)

78	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	SPGCIAP Index(6) †	3.063%	Maturity	07/27/2018	$	4,514	$0	$12	$12	$0
GST	Receive	SPGCIAP Index(6) †	3.063	Maturity	08/01/2018		4,628	0	13	13	0
	Receive	SPGCIAP Index(6) †	3.706	Maturity	08/01/2018		390	0	0	0	0
JPM	Pay	GOLDLNPM Index(6) †	3.240	Maturity	07/08/2019		15,333	0	43	43	0
	Receive	SLVRLND Index(6) †	7.290	Maturity	07/08/2019		10,222	0	(25)	0	(25)
	Receive	SPGCIAP Index(6) †	3.671	Maturity	08/01/2018		4,326	0	4	4	0
MYC	Pay	GOLDLNPM Index(6) †	1.796	Maturity	12/04/2017		27,216	0	184	184	0
	Receive	GOLDLNPM Index(6) †	1.440	Maturity	12/04/2017		19,459	0	(37)	0	(37)
	Receive	GOLDLNPM Index(6) †	1.476	Maturity	12/04/2017		19,170	0	(44)	0	(44)
	Pay	GOLDLNPM Index(6) †	3.294	Maturity	07/17/2019		21,295	0	66	66	0
	Pay	GOLDLNPM Index(6) †	3.240	Maturity	07/26/2019		22,263	0	48	48	0
	Receive	SLVRLND Index(6) †	7.317	Maturity	07/17/2019		14,288	0	(33)	0	(33)
	Receive	SLVRLND Index(6) †	7.398	Maturity	07/26/2019		14,733	0	(36)	0	(36)
SOG	Receive	SPGCIAP Index(6) †	3.276	Maturity	08/01/2019		4,616	0	(4)	0	(4)
	Receive	SPGCICP Index(6) †	4.000	Maturity	07/26/2019		3,950	0	5	5	0

								$0	$196	$375	$(179)

Total Swap Agreements								$(694)	$10,349	$24,312	$(14,657)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
PIMCO CommoditiesPLUS® Strategy Fund
BOA	$143	$0	$0	$143	$(139)	$0	$0	$(139)	$4	$0	$4
BPS	471	0	0	471	(2,667)	0	0	(2,667)	(2,196)	2,268	72
CBK	4	0	0	4	(1,882)	0	0	(1,882)	(1,878)	1,787	(91)
DUB	1,262	448	12	1,722	(8,325)	0	0	(8,325)	(6,603)	6,466	(137)
FBF	2	0	0	2	0	0	0	0	2	0	2
GLM	629	0	0	629	(128)	(125)	0	(253)	376	(850)	(474)
HUS	1,150	0	0	1,150	(2,698)	0	0	(2,698)	(1,548)	1,480	(68)
JPM	434	0	0	434	(2,371)	(188)	0	(2,559)	(2,125)	2,176	51
MYC	0	0	1	1	0	0	0	0	1	(84)	(83)
NGF	0	920	0	920	(2,069)	0	0	(2,069)	(1,149)	1,209	60
SOG	6	0	0	6	(229)	0	0	(229)	(223)	339	116
SSB	14	0	0	14	0	0	0	0	14	0	14

PIMCO Cayman Commodity Fund III, Ltd. (Subsidiary)
BOA	0	0	0	0	(219)	0	0	(219)	(219)	0	(219)
BPS	0	0	1,775	1,775	0	(80)	(2,257)	(2,337)	(562)	0	(562)
CBK	0	0	945	945	0	0	(261)	(261)	684	(930)	(246)
CIB	0	0	771	771	0	0	(226)	(226)	545	(1,030)	(485)
FBF	0	0	822	822	0	0	(360)	(360)	462	(880)	(418)
GLM	0	0	0	0	(21)	0	0	(21)	(21)	0	(21)
GST	0	0	3,337	3,337	0	0	(1,944)	(1,944)	1,393	(3,650)	(2,257)
HUS	41	0	0	41	0	0	0	0	41	0	41
JPM	232	0	9,486	9,718	0	0	(5,287)	(5,287)	4,431	(4,210)	221
MAC	0	0	1,866	1,866	0	0	(1,322)	(1,322)	544	(1,170)	(626)
MEI	0	0	549	549	0	0	0	0	549	(820)	(271)
MYC	0	0	2,707	2,707	0	(53)	(2,911)	(2,964)	(257)	(1,220)	(1,477)
RBC	0	0	122	122	(15)	0	0	(15)	107	(500)	(393)
SOG	0	0	1,091	1,091	0	0	(89)	(89)	1,002	(1,520)	(518)
UAG	0	0	828	828	0	0	0	0	828	(730)	98

Total Over the Counter	$4,388	$1,368	$24,312	$30,068	$(20,763)	$(446)	$(14,657)	$(35,866)

(m)	Securities with an aggregate market value of $15,956 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	79

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

(1)	YOY options may have a series of expirations.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)	Variance Swap
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting agreements.

(8)	The following table represents the individual positions within the total return swap as of September 30, 2017:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Cotton No. 02 March Futures	0.1%	$6
Lean Hogs February Futures	0.1	35
Live Cattle February Futures	0.1	7
Natural Gas March Futures	17.2	27,239
New York Harbor ULSD March Futures	9.5	15,073
RBOB Gasoline March Futures	8.9	14,127
Soybean March Futures	5.6	8,863
Soybean Meal March Futures	2.9	4,602
Soybean Oil March Futures	2.6	4,116
WTI Crude March Futures	15.5	24,600

Total Long Futures Contracts		$98,668

CASH	100.2%	$158,893

		$257,561

Total Notional Amount

Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Arabica Coffee March Futures	(0.1)%	$(7)
Brent Crude March Futures	(0.1)	(122)
Corn March Futures	(0.1)	(7)
Hard Red Winter Wheat March Futures	(0.1)	(1)
Natural Gas January Futures	(17.2)	(27,245)
New York Harbor ULSD Janurary Futures	(9.5)	(15,071)
RBOB Gasoline January Futures	(8.9)	(14,082)
Soybean January Futures	(5.6)	(8,861)
Soybean Meal January Futures	(2.9)	(4,601)
Soybean Oil January Futures	(2.6)	(4,116)
Wheat March Futures	(0.1)	(13)
WTI Crude January Futures	(15.5)	(24,674)

Total Short Futures Contracts		$(98,800)

		$158,761

(9)	The following table represents the individual positions within the total return swap as of September 30, 2017:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Brent Crude May Futures	17.9%	$29,302
Lean Hogs April Futures	2.0	3,300
Live Cattle April Futures	3.8	6,149
Natural Gas March Futures	0.1	28
New York Harbor ULSD March Futures	0.1	18
Soybean Oil March Futures	0.1	6

Total Long Futures Contracts		$38,803

CASH	100.1%	$163,780

		$202,583

Total Notional Amount

Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Brent Crude March Futures	(17.9)%	$(29,354)
Lean Hogs February Futures	(2.0)	(3,338)
Live Cattle February Futures	(3.8)	(6,197)
RBOB Gasoline March Futures	(0.1)	(2)
Soybean March Futures	(0.1)	(9)
Soybean Meal March Futures	(0.1)	(3)
WTI Crude March Futures	(0.1)	(86)

Total Short Futures Contracts		$(38,989)

		$163,594

80	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(10)	The following table represents the individual positions within the total return swap as of September 30, 2017:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
New York Harbor ULSD January Futures	7.1%	$13,127
RBOB Gasoline January Futures	8.0	14,526
Soybean Oil January Futures	4.0	7,296

Total Long Futures Contracts		34,949

CASH	99.9%	$183,831

		$218,780

Total Notional Amount

Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
New York Harbor ULSD November Futures	(7.1)%	$(13,107)
RBOB Gasoline November Futures	(7.9)	(14,452)
Soybean Oil December Futures	(4.0)	(7,296)

Total Short Futures Contracts		(34,855)

		$183,925

(11)	The following table represents the individual positions within the total return swap as of September 30, 2017:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Brent Crude December Futures	10.8%	$11,694
Copper November Futures	6.9	7,511
Nickel November Futures	7.0	7,601
RBOB Gasoline November Futures	13.2	14,363
Soybean Meal December Futures	17.6	19,158
Soybean November Futures	24.2	26,262
WTI Crude November Futures	19.9	21,643

Total Long Futures Contracts		$108,232

CASH	99.3%	$107,972

		$216,204

Total Notional Amount

Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Aluminum November Futures	(6.9)%	$(7,455)
Arabica Coffee December Futures	(3.6)	(3,938)
Cocoa December Futures	(3.8)	(4,089)
Corn December Futures	(17.5)	(19,044)
Lean Hogs December Futures	(3.8)	(4,077)
ICE – Natural Gas November Futures	(6.2)	(6,743)
NYMEX – Natural Gas November Futures	(6.4)	(6,996)
New York Harbor ULSD November Futures	(26.6)	(28,927)
Wheat December Futures	(17.1)	(18,617)
Zinc November Futures	(7.0)	(7,595)

Total Short Futures Contracts		$(107,481)

		$108,723

(12)	The following table represents the individual positions within the total return swap as of September 30, 2017:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum February Futures	124.1%	$36,921
Arabica Coffee March Futures	80.3	23,909
Cocoa March Futures	83.7	24,902
Corn March Futures	95.2	28,320
Gold 100 oz. February Futures	144.0	42,852
Platinum January Futures	21.8	6,490
Soybean March Futures	108.6	32,309
Sugar No. 11 March Futures	83.9	24,953
WTI Crude February Futures	46.2	13,749

Total Long Futures Contracts		$234,405

Total Notional Amount

Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Brent Crude March Futures	(60.1)%	$(17,888)
Copper February Futures	(81.5)	(24,239)
Cotton No. 02 March Futures	(101.4)	(30,184)
Gasoil February Futures	(87.5)	(26,023)
Lead February Futures	(35.8)	(10,645)
Natural Gas February Futures	(82.9)	(24,654)
New York Harbor ULSD February Futures	(84.5)	(25,149)
Silver March Futures	(65.6)	(19,521)
Zinc February Futures	(88.5)	(26,347)

Total Short Futures Contracts		$(204,650)

		$29,755

(13)	The following table represents the individual positions within the total return swap as of September 30, 2017:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Brent Crude March Futures	8.0%	$6,484
Copper March Futures	10.9	8,844
Gold 100 oz. February Futures	13.1	10,654
Lean Hogs February Futures	1.1	875
Live Cattle February Futures	2.1	1,676
New York Harbor ULSD January Futures	6.4	5,182
Nickel January Futures	10.1	8,182
RBOB Gasoline January Futures	9.4	7,660
Silver March Futures	4.4	3,621
Soybean January Futures	17.4	14,244
Soybean Meal January Futures	7.7	6,276
Sugar No. 11 March Futures	1.4	1,172
WTI Crude January Futures	8.0	6,526

Total Long Futures Contracts		$81,396

Total Notional Amount		$81,396

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	81

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

(14)	The following table represents the individual positions within the total return swap as of September 30, 2017:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Feeder Cattle January Futures	7.4%	$2,312
Gas Oil December Futures	15.8	4,952
Natural Gas December Futures	5.2	1,625
Natural Gas January Futures	30.3	9,483
New York Harbor ULSD December Futures	6.1	1,906
New York Harbor ULSD January Futures	28.2	8,796
RBOB Gasoline January Futures	23.8	7,452
Soybean January Futures	31.5	9,827
Soybean Meal January Futures	31.1	9,702
WTI Crude December Futures	40.4	12,608
WTI Crude January Futures	63.3	19,762

Total Long Futures Contracts		$88,425

CASH	100.0%	$31,246

		$119,671

Total Notional Amount

Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Feeder Cattle November Futures	(7.4)%	$(2,312)
Gas Oil November Futures	(15.8)	(4,952)
Natural Gas November Futures	(35.6)	(11,108)
New York Harbor ULSD November Futures	(34.3)	(10,702)
RBOB Gasoline November Futures	(23.8)	(7,452)
Soybean Meal December Futures	(31.1)	(9,702)
Soybean November Futures	(31.5)	(9,827)
WTI Crude November Futures	(103.6)	(32,370)

Total Short Futures Contracts		$(88,425)

		$31,246

(15)	The following table represents the individual positions within the total return swap as of September 30, 2017:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March Futures	4.6%	$2,623
Aluminum November Futures	2.5	1,430
Arabica Coffee December Futures	2.7	1,524
Brent Crude January Futures	7.6	4,341
Brent Crude March Futures	5.1	2,955
Cocoa December Futures	0.3	153
Copper December Futures	0.6	325
Copper March Futures	10.0	5,719
Corn December Futures	1.2	705
Cotton No. 02 December Futures	0.6	342
Cotton No. 02 March Futures	3.6	2,082
Gas Oil March Futures	3.2	1,813
Gas Oil November Futures	1.0	574
Gold 100 oz. December Futures	2.3	1,344
Gold 100 oz. February Futures	13.7	7,851
Hard Red Winter Wheat December Futures	2.0	1,140
Lead March Futures	1.4	775
Lean Hogs February Futures	2.8	1,607
Live Cattle December Futures	1.1	656

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Live Cattle February Futures	5.4%	$3,127
Natural Gas March Futures	3.0	1,709
Natural Gas November Futures	5.1	2,938
New York Harbor ULSD March Futures	4.6	2,627
New York Harbor ULSD November Futures	2.0	1,147
Nickel March Futures	2.1	1,216
Nickel November Futures	1.9	1,085
RBOB Gasoline March Futures	1.4	809
RBOB Gasoline November Futures	1.6	930
Silver December Futures	7.1	4,086
Silver March Futures	4.7	2,694
Soybean November Futures	0.4	215
Soybean Oil December Futures	1.3	736
Sugar No. 11 March Futures	0.7	398
Wheat December Futures	1.6	921
WTI Crude March Futures	3.3	1,901
WTI Crude November Futures	6.8	3,890
Zinc March Futures	5.7	3,300
Zinc November Futures	2.0	1,143

Total Long Futures Contracts		$72,832

CASH	(27.0)%	$(15,413)

Total Notional Amount		$57,419

82	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$2,113	$0	$0	$0	$0	$2,113
Futures	5,344	0	0	0	14	5,358
Swap Agreements	0	0	0	0	901	901

	$7,457	$0	$0	$0	$915	$8,372

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,388	$0	$4,388
Purchased Options	0	0	0	0	1,368	1,368
Swap Agreements	24,299	13	0	0	0	24,312

	$24,299	$13	$0	$4,388	$1,368	$30,068

	$31,756	$13	$0	$4,388	$2,283	$38,440

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$6,587	$0	$0	$0	$0	$6,587
Futures	7,134	0	0	0	370	7,504
Swap Agreements	0	0	0	0	311	311

	$13,721	$0	$0	$0	$681	$14,402

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$20,763	$0	$20,763
Written Options	133	0	0	0	313	446
Swap Agreements	14,657	0	0	0	0	14,657

	$14,790	$0	$0	$20,763	$313	$35,866

	$28,511	$0	$0	$20,763	$994	$50,268

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(3,688)	$0	$0	$0	$(4)	$(3,692)
Written Options	7,678	0	0	0	0	7,678
Futures	25,704	0	0	0	6,877	32,581
Swap Agreements	0	(10)	0	0	4,014	4,004

	$29,694	$(10)	$0	$0	$10,887	$40,571

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$786	$0	$786
Purchased Options	(252)	0	0	0	(2,719)	(2,971)
Written Options	949	0	0	0	3,697	4,646
Swap Agreements	36,992	9	38,846	0	88	75,935

	$37,689	$9	$38,846	$786	$1,066	$78,396

	$67,383	$(1)	$38,846	$786	$11,953	$118,967

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$1,119	$0	$0	$0	$0	$1,119
Written Options	(1,730)	0	0	0	0	(1,730)
Futures	(7,548)	0	0	0	(2,844)	(10,392)
Swap Agreements	0	8	0	0	(8,530)	(8,522)

	$(8,159)	$8	$0	$0	$(11,374)	$(19,525)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,751)	$0	$(7,751)
Purchased Options	228	0	0	0	2,185	2,413
Written Options	(183)	0	0	0	(3,002)	(3,185)
Swap Agreements	9,236	56	(38,846)	0	(67)	(29,621)

	$9,281	$56	$(38,846)	$(7,751)	$(884)	$(38,144)

	$1,122	$64	$(38,846)	$(7,751)	$(12,258)	$(57,669)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	83

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$5,331	$0	$5,331
Corporate Bonds & Notes
Banking & Finance	0	114,138	2,798	116,936
Industrials	0	113,237	0	113,237
Utilities	0	17,802	0	17,802
U.S. Government Agencies	0	79,081	0	79,081
U.S. Treasury Obligations	0	370,989	0	370,989
Non-Agency Mortgage-Backed Securities	0	37,666	15,985	53,651
Asset-Backed Securities	0	114,058	5,200	119,258
Sovereign Issues	0	160,478	0	160,478
Short-Term Instruments
Certificates of Deposit	0	51,121	0	51,121
Repurchase Agreements	0	1,475,944	0	1,475,944
Mexico Treasury Bills	0	2,338	0	2,338
U.S. Treasury Bills	0	6,028	0	6,028

	$0	$2,548,211	$23,983	$2,572,194

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$741,387	$0	$0	$741,387

Total Investments	$741,387	$2,548,211	$23,983	$3,313,581

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,247)	$0	$(5,247)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7,428	901	0	8,329
Over the counter	0	30,068	0	30,068

	$7,428	$30,969	$0	$38,397

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(14,091)	(311)	0	(14,402)
Over the counter	0	(35,733)	(133)	(35,866)

	$(14,091)	$(36,044)	$(133)	$(50,268)

Total Financial Derivative Instruments	$(6,663)	$(5,075)	$(133)	$(11,871)

Totals	$734,724	$2,537,889	$23,850	$3,296,463

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

84	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 135.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +		$1,000	$983

Total Loan Participations and Assignments (Cost $967)			983

CORPORATE BONDS & NOTES 10.1%

BANKING & FINANCE 6.6%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		100	102
4.625% due 10/30/2020		300	319
Ally Financial, Inc.
6.250% due 12/01/2017		100	101
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~		900	902
Bank of America Corp.
4.382% (MXUDI) due 10/21/2025 ~	MXN	61,000	4,154
Bank of America N.A.
1.750% due 06/05/2018		$1,400	1,402
Barclays Bank PLC
7.625% due 11/21/2022		2,100	2,416
BRFkredit A/S
2.000% due 10/01/2017	DKK	5,100	810
2.500% due 10/01/2047		321	53
4.000% due 01/01/2018		2,700	434
Corp. Andina de Fomento
3.950% due 10/15/2021 (f)	MXN	7,564	413
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$600	623
Depository Trust & Clearing Corp.
4.875% (US0003M + 3.167%) due 06/15/2020 ~(g)		1,500	1,566
Deutsche Bank AG
4.250% due 10/14/2021		4,400	4,614
Dexia Credit Local S.A.
2.375% due 09/20/2022		2,000	1,995
Goldman Sachs Group, Inc.
2.520% (US0003M + 1.200%) due 09/15/2020 ~		3,300	3,364
ING Bank NV
2.625% due 12/05/2022		1,200	1,216
International Lease Finance Corp.
5.875% due 04/01/2019		100	105
6.250% due 05/15/2019		400	425
8.250% due 12/15/2020		100	117
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	2,400	3,017
Lloyds Banking Group PLC
3.000% due 02/04/2019 +(i)		$500	499
3.000% due 10/11/2019 +(i)		500	500
7.000% (BPSW5 + 5.060%) due 06/27/2019 ~(g)	GBP	6,500	9,090
MetLife, Inc.
6.817% due 08/15/2018		$100	104
Navient Corp.
5.500% due 01/15/2019		1,100	1,140
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	3,900	619
2.000% due 10/01/2017		7,800	1,239
2.000% due 01/01/2018		200	32
2.500% due 10/01/2047		1,042	172
Nykredit Realkredit A/S
1.000% due 10/01/2017		14,900	2,367
2.000% due 10/01/2017		6,200	985
2.000% due 04/01/2018		7,700	1,238
2.500% due 10/01/2047		5,453	899
Realkredit Danmark A/S
1.000% due 01/01/2018		3,700	590
1.000% due 04/01/2018		10,600	1,696
2.000% due 01/01/2018		4,300	687
2.500% due 10/01/2047		5,602	924
Synchrony Financial
2.711% (US0003M + 1.400%) due 11/09/2017 ~		$300	300

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Toronto-Dominion Bank
2.250% due 03/15/2021		$1,800	$1,802
UBS Group Funding Switzerland AG
3.084% (US0003M + 1.780%) due 04/14/2021 ~		10,400	10,778
Volkswagen Bank GmbH
0.081% (EUR003M + 0.410%) due 11/27/2017 ~	EUR	700	828

			64,637

INDUSTRIALS 2.0%
Altice Luxembourg S.A.
7.250% due 05/15/2022		5,500	6,918
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		$1,500	1,503
Celgene Corp.
2.300% due 08/15/2018		200	201
Dell International LLC
3.480% due 06/01/2019		200	204
eBay, Inc.
2.750% due 01/30/2023		700	699
General Motors Co.
3.500% due 10/02/2018		3,000	3,049
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	300	355
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		$200	203
Kinder Morgan, Inc.
7.250% due 06/01/2018		100	104
Ryder System, Inc.
2.450% due 09/03/2019		100	101
SFR Group S.A.
6.000% due 05/15/2022		2,600	2,720
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		200	213
Time Warner Cable LLC
8.250% due 04/01/2019		100	109
VMware, Inc.
2.300% due 08/21/2020		300	301
2.950% due 08/21/2022		300	301
3.900% due 08/21/2027		200	203
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		300	300
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		2,000	2,002

			19,486

UTILITIES 1.5%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~		1,000	1,005
2.254% (US0003M + 0.950%) due 07/15/2021 ~		5,000	5,066
5.150% due 02/14/2050		1,000	1,012
Nevada Power Co.
6.500% due 08/01/2018		600	624
Petrobras Global Finance BV
6.125% due 01/17/2022		1,900	2,047
7.250% due 03/17/2044		5,100	5,329

			15,083

Total Corporate Bonds & Notes (Cost $98,172)			99,206

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		170	166

Total Municipal Bonds & Notes (Cost $133)			166

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 0.9%
Fannie Mae
4.083% due 02/25/2018 ~(a)	$1,427	$0
Fannie Mae, TBA
3.500% due 11/01/2032 - 12/01/2047	8,900	9,193

Total U.S. Government Agencies (Cost $9,351)		9,193

U.S. TREASURY OBLIGATIONS 68.5%
U.S. Treasury Bonds
3.000% due 05/15/2045 †(p)	320	330
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2018 †	46,117	46,151
0.125% due 04/15/2020 (k)(n)	39,376	39,569
0.125% due 04/15/2021 (k)(n)(p)	70,511	70,721
0.125% due 07/15/2022 (k)	20,986	21,091
0.125% due 01/15/2023 (k)	17,074	17,033
0.125% due 07/15/2024	3,948	3,909
0.125% due 07/15/2026 (k)	40,726	39,605
0.125% due 07/15/2026 †(p)	61	60
0.250% due 01/15/2025 (k)	24,969	24,720
0.375% due 07/15/2023 (k)(p)	33,712	34,156
0.375% due 07/15/2025 †	24,732	24,735
0.375% due 07/15/2027 (k)	42,729	42,312
0.625% due 07/15/2021 †(n)(p)	4,344	4,464
0.625% due 01/15/2024 (k)	16,597	16,948
0.625% due 01/15/2026 (k)(p)	36,160	36,648
0.625% due 02/15/2043	2,875	2,687
0.750% due 02/15/2042 (p)	282	272
0.750% due 02/15/2045	4,376	4,175
1.000% due 02/15/2046 (k)	14,391	14,601
1.250% due 07/15/2020 (n)(p)	4,445	4,631
1.375% due 01/15/2020 (k)	27,394	28,376
1.375% due 02/15/2044 (k)	15,828	17,466
1.375% due 02/15/2044 †(p)	557	614
1.625% due 01/15/2018 (p)	467	471
1.625% due 01/15/2018 †(n)	31,723	31,940
1.750% due 01/15/2028 (p)	93	105
2.000% due 01/15/2026 (p)	2,763	3,107
2.125% due 02/15/2040 (p)	1,053	1,326
2.125% due 02/15/2041	3,454	4,371
2.375% due 01/15/2025 (k)(p)	88,850	101,500
2.500% due 01/15/2029 (k)(p)	21,252	25,658
2.500% due 01/15/2029 †(p)	5,530	6,676
3.625% due 04/15/2028 (p)	2,512	3,290
3.875% due 04/15/2029 (p)	2,189	2,978

Total U.S. Treasury Obligations (Cost $674,217)		676,696

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Alliance Bancorp Trust
1.477% (US0001M + 0.240%) due 07/25/2037 ~	1,006	903
Banc of America Alternative Loan Trust
1.887% (US0001M + 0.650%) due 12/25/2035 ^~	1,112	917
Banc of America Mortgage Trust
3.435% due 11/25/2035 ^~	223	209
3.697% due 08/25/2035 ^~	210	198
3.775% due 06/25/2035 ~	271	257
BCAP LLC Trust
3.226% due 04/26/2036 ~	860	709
Bear Stearns Adjustable Rate Mortgage Trust
3.588% due 03/25/2035 ~	59	57
3.686% due 07/25/2036 ^~	441	424
Countrywide Alternative Loan Trust
1.347% (US0001M + 0.110%) due 06/25/2046 ~	394	375
1.431% (US0001M + 0.195%) due 12/20/2046 ^~	332	285
3.288% due 10/25/2035 ^~	65	56
5.500% due 11/25/2035	92	89
5.500% due 01/25/2036	447	384
6.000% (US0001M + 1.000%) due 08/25/2036 ^~	167	147

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	85

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 04/25/2037		$501	$440
6.250% due 11/25/2036 ^		141	128
Countrywide Home Loan Mortgage Pass-Through Trust
1.817% (US0001M + 0.580%) due 04/25/2035 ~		465	444
3.483% due 04/20/2035 ~		31	31
6.000% due 05/25/2037 ^		643	532
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		640	316
Deutsche ALT-A Securities, Inc.
1.537% (US0001M + 0.300%) due 04/25/2037 ~		901	588
Deutsche ALT-B Securities, Inc.
6.300% due 07/25/2036 ^		433	370
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		94	78
Grifonas Finance PLC
0.008% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	493	503
GSR Mortgage Loan Trust
3.204% due 09/25/2035 ~		$41	41
6.000% due 11/25/2035 ^		506	419
IndyMac Mortgage Loan Trust
1.417% (LIBOR01M + 0.180%) due 07/25/2047 ~		885	655
JPMorgan Mortgage Trust
3.506% due 06/25/2035 ~		18	18
Lehman Mortgage Trust
5.289% due 01/25/2036 ^~		635	605
Marche Mutui SRL
1.921% (EUR003M + 2.250%) due 01/27/2064 ~	EUR	89	105
MASTR Alternative Loan Trust
1.637% (US0001M + 0.400%) due 03/25/2036 ~		$460	98
Morgan Stanley Mortgage Loan Trust
3.150% due 06/25/2036 ~		206	210
New York Mortgage Trust
3.616% due 05/25/2036 ^~		292	286
Residential Asset Securitization Trust
1.637% (US0001M + 0.400%) due 05/25/2035 ~		704	583
1.637% (US0001M + 0.400%) due 01/25/2046 ^~		1,277	632
6.250% due 11/25/2036		206	143
Structured Asset Mortgage Investments Trust
1.447% (US0001M + 0.210%) due 05/25/2036 ~		596	471
1.457% (US0001M + 0.220%) due 05/25/2036 ~		741	684
1.517% (US0001M + 0.280%) due 02/25/2036 ^~		799	764
WaMu Mortgage Pass-Through Certificates Trust
2.754% due 11/25/2036 ^~		704	676
3.162% due 10/25/2035 ~		2,100	2,117
3.192% due 02/25/2037 ^~		105	101
3.357% due 09/25/2033 ~		22	22
Wells Fargo Mortgage-Backed Securities Trust
2.878% due 12/25/2033 ~		50	51
3.107% due 11/25/2034 ~		121	122
3.410% due 04/25/2036 ^~		502	508
3.450% due 10/25/2035 ~		93	93

Total Non-Agency Mortgage-Backed Securities (Cost $17,273)			17,844

ASSET-BACKED SECURITIES 4.8%
Asset-Backed Securities Corp. Home Equity Loan Trust
4.234% (US0001M + 3.000%) due 08/15/2033 ~		135	135
Atlas Senior Loan Fund Ltd.
2.541% (US0003M + 1.230%) due 01/30/2024 ~		554	557
CIT Mortgage Loan Trust
2.587% (LIBOR01M + 1.350%) due 10/25/2037 ~		673	678

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust
1.317% (US0001M + 0.080%) due 01/25/2037 ~	$386	$257
Citigroup Mortgage Loan Trust, Inc.
1.567% (US0001M + 0.330%) due 10/25/2036 ~	2,300	1,995
Countrywide Asset-Backed Certificates
1.467% (US0001M + 0.230%) due 05/25/2037 ~	1,100	815
1.487% (US0001M + 0.250%) due 03/25/2037 ~	2,200	2,004
4.718% due 04/25/2036 ~	95	88
Countrywide Asset-Backed Certificates Trust
1.877% (US0001M + 0.640%) due 10/25/2035 ~	3,200	3,184
CVP Cascade CLO Ltd.
2.454% (US0003M + 1.150%) due 01/16/2026 ~	900	903
Finn Square CLO Ltd.
2.538% (US0003M + 1.210%) due 12/24/2023 ~	189	190
First Franklin Mortgage Loan Trust
1.707% (US0001M + 0.470%) due 11/25/2036 ~	2,600	2,293
Fremont Home Loan Trust
1.372% (US0001M + 0.135%) due 10/25/2036 ~	353	320
1.387% (US0001M + 0.150%) due 10/25/2036 ~	5,676	3,002
1.477% (US0001M + 0.240%) due 10/25/2036 ~	3,119	1,676
GSAMP Trust
1.397% (US0001M + 0.160%) due 05/25/2046 ~	177	174
IndyMac Mortgage Loan Trust
1.307% (US0001M + 0.070%) due 07/25/2036 ~	1,021	497
Lehman XS Trust
1.397% (US0001M + 0.160%) due 05/25/2036 ~	1,752	1,731
4.895% due 06/25/2036	898	889
Long Beach Mortgage Loan Trust
1.537% (US0001M + 0.300%) due 01/25/2036 ~	2,300	1,811
MASTR Asset-Backed Securities Trust
1.477% (US0001M + 0.240%) due 06/25/2036 ~	327	200
1.617% (US0001M + 0.380%) due 01/25/2036 ~	5,000	4,745
Morgan Stanley ABS Capital, Inc. Trust
1.307% (US0001M + 0.070%) due 10/25/2036 ~	182	108
1.347% (US0001M + 0.110%) due 10/25/2036 ~	25	17
1.367% (US0001M + 0.130%) due 10/25/2036 ~	1,607	1,489
1.387% (US0001M + 0.150%) due 06/25/2036 ~	2,052	1,428
Morgan Stanley Mortgage Loan Trust
1.467% (US0001M + 0.230%) due 02/25/2037 ~	252	144
5.726% due 10/25/2036 ^	283	154
Navient Student Loan Trust
2.387% (US0001M + 1.150%) due 03/25/2066 ~	1,628	1,649
NovaStar Mortgage Funding Trust
1.407% (US0001M + 0.170%) due 11/25/2036 ~	206	101
OneMain Financial Issuance Trust
2.430% due 06/18/2024	1	1
2.470% due 09/18/2024	214	214
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.737% (US0001M + 0.500%) due 07/25/2035 ~	168	169
Renaissance Home Equity Loan Trust
2.337% (US0001M + 1.100%) due 09/25/2037 ~	6,516	3,874

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securities Corp. Trust
1.477% (US0001M + 0.240%) due 08/25/2036 ~		$600	$459
1.487% (US0001M + 0.250%) due 11/25/2036 ~		4,345	3,019
Saxon Asset Securities Trust
4.034% due 06/25/2033		25	25
Securitized Asset-Backed Receivables LLC Trust
1.487% (US0001M + 0.250%) due 05/25/2036 ~		1,099	679
Soundview Home Loan Trust
1.297% (US0001M + 0.060%) due 11/25/2036 ~		155	68
1.517% (US0001M + 0.280%) due 05/25/2036 ~		500	454
Structured Asset Investment Loan Trust
1.957% (US0001M + 0.720%) due 10/25/2035 ~		4,300	4,202
Structured Asset Securities Corp. Mortgage Loan Trust
2.737% (US0001M + 1.500%) due 04/25/2035 ~		42	41
VOLT LLC
3.500% due 03/25/2047		633	639

Total Asset-Backed Securities (Cost $43,007)			47,078

SOVEREIGN ISSUES 10.8%
Argentina Government International Bond
6.875% due 01/26/2027		400	433
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	36,600	2,239
Australia Government International Bond
3.000% due 09/20/2025 (f)	AUD	4,428	4,020
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	1,100	1,322
4.900% due 09/15/2021		700	870
Autonomous Community of Valencia
4.900% due 03/17/2020		2,200	2,890
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (d)	BRL	32,400	10,053
0.000% due 04/01/2018 (d)		2,800	855
0.000% due 07/01/2018 (d)		129,200	38,793
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$800	794
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2022 (f)	EUR	816	978
1.650% due 04/23/2020 (f)		501	626
Japan Bank for International Cooperation
2.375% due 07/21/2022		$500	502
New Zealand Government International Bond
2.000% due 09/20/2025 (f)	NZD	14,567	10,694
Peru Government International Bond
6.150% due 08/12/2032	PEN	7,700	2,496
Spain Government International Bond
2.150% due 10/31/2025	EUR	5,900	7,481
United Kingdom Gilt
0.125% due 03/22/2026 (f)	GBP	5,389	8,461
0.125% due 03/22/2046 (f)		101	211
0.125% due 11/22/2056 (f)		1,517	3,746
3.500% due 01/22/2045		4,982	8,866

Total Sovereign Issues (Cost $104,813)			106,330

		SHARES
COMMON STOCKS 3.1%

CONSUMER DISCRETIONARY 0.2%
Hilton Grand Vacations, Inc. (b)		8,760	338
Hilton Worldwide Holdings, Inc.		29,201	2,028

			2,366

86	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
ENERGY 2.1%
Andeavor Logistics LP	5,784	$290
Antero Midstream Partners LP	13,048	411
Buckeye Partners LP	3,840	219
Cheniere Energy Partners LP (m)	4,554	131
Cheniere Energy, Inc. (b)	14,859	669
Crestwood Equity Partners LP	5,833	142
DCP Midstream LP	11,778	408
Dominion Energy Midstream Partners LP	4,430	142
Enable Midstream Partners LP (m)	31,830	509
Enbridge Energy Partners LP (m)	25,377	406
Energy Transfer Partners LP	102,977	1,883
Enterprise Products Partners LP	87,372	2,278
EQT Midstream Partners LP	5,978	448
Genesis Energy LP	10,133	267
Golar LNG Partners LP	7,681	178
Kinder Morgan, Inc.	31,084	596
Magellan Midstream Partners LP	13,591	966
MPLX LP	51,666	1,809
NGL Energy Partners LP	15,368	177
Noble Midstream Partners LP	2,497	129
ONEOK, Inc.	27,274	1,511
Phillips 66 Partners LP	10,536	554
Plains All American Pipeline LP	36,006	763
Rice Midstream Partners LP	7,257	152
Shell Midstream Partners LP	7,671	214
Spectra Energy Partners LP	15,324	680
Sunoco LP	17,703	551
Tallgrass Energy Partners LP	9,755	467
Targa Resources Corp.	9,252	438
TC PipeLines LP	7,604	398
TransCanada Corp.	12,787	632
Valero Energy Partners LP	3,006	131
Western Gas Partners LP	7,598	390
Williams Partners LP	49,168	1,913

		20,852

FINANCIALS 0.1%
Fortress Investment Group LLC ‘A’	131,156	1,045

HEALTH CARE 0.2%
Akorn, Inc. (b)	31,733	1,053
Kite Pharma, Inc. (b)	5,536	996

		2,049

INDUSTRIALS 0.1%
Orbital ATK, Inc.	7,536	1,003

INFORMATION TECHNOLOGY 0.2%
Brocade Communications Systems, Inc.	84,910	1,015
NXP Semiconductors NV (b)	10,084	1,140

		2,155

MATERIALS 0.1%
Dominion Diamond Corp.	70,212	996

UTILITIES 0.0%
Infraestructura Energetica Nova S.A.B. de C.V.	61,380	344

Total Common Stocks (Cost $30,716)		30,810

	SHARES	MARKET VALUE (000S)
EXCHANGE-TRADED FUNDS 1.8%
Vanguard REIT ETF	216,330	$17,975

Total Exchange-Traded Funds (Cost $16,652)		17,975

REAL ESTATE INVESTMENT TRUSTS 7.8%

REAL ESTATE 7.8%
Alexandria Real Estate Equities, Inc.	22,302	2,653
American Tower Corp.	21,118	2,886
AvalonBay Communities, Inc.	10,165	1,814
Boston Properties, Inc.	27,005	3,318
Brandywine Realty Trust	33,968	594
Brixmor Property Group, Inc.	44,640	839
Corporate Office Properties Trust	26,545	871
CubeSmart	33,481	869
DCT Industrial Trust, Inc.	19,546	1,132
DDR Corp.	79,411	727
Digital Realty Trust, Inc.	28,113	3,327
Douglas Emmett, Inc.	36,860	1,453
EastGroup Properties, Inc.	24,832	2,188
EPR Properties	30,031	2,094
Equinix, Inc.	8,593	3,835
Equity Residential	68,900	4,543
Essex Property Trust, Inc.	17,950	4,560
Federal Realty Investment Trust	18,627	2,314
GGP, Inc.	129,426	2,688
HCP, Inc.	68,231	1,899
Hudson Pacific Properties, Inc.	22,400	751
Kilroy Realty Corp.	25,846	1,838
National Storage Affiliates Trust	24,775	601
Park Hotels & Resorts, Inc.	19,357	534
Prologis, Inc.	62,228	3,949
Public Storage	9,726	2,081
QTS Realty Trust, Inc. ‘A’	17,696	927
Retail Properties of America, Inc. ‘A’	35,837	471
Rexford Industrial Realty, Inc.	35,393	1,013
Ryman Hospitality Properties, Inc.	24,331	1,520
Sabra Health Care REIT, Inc.	35,368	776
SBA Communications Corp. (b)	10,316	1,486
Simon Property Group, Inc. (m)	38,597	6,215
SL Green Realty Corp.	16,280	1,650
Starwood Waypoint Homes	16,343	594
Sun Communities, Inc.	40,642	3,482
UDR, Inc.	24,248	922
Vornado Realty Trust	22,534	1,732
Welltower, Inc.	24,894	1,750

Total Real Estate Investment Trusts (Cost $73,377)		76,896

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 25.5%

CERTIFICATES OF DEPOSIT 1.5%
Barclays Bank PLC
1.827% due 05/17/2018	$5,200	$5,203
1.940% due 09/04/2018	2,500	2,502
Norinchukin Bank
2.019% due 10/11/2017	1,100	1,100
2.019% due 10/12/2017	4,100	4,101
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017	1,500	1,500

		14,406

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (j) 22.8%
			$225,641

ARGENTINA TREASURY BILLS 1.1%
2.924% due 10/13/2017 - 09/28/2018 (c)(d)		$11,050	10,936

MEXICO TREASURY BILLS 0.1%
6.951% due 11/30/2017 - 01/04/2018 (c)(d)	MXN	17,680	957

U.S. TREASURY BILLS 0.0%
1.034% due 01/18/2018 (d)(e)(p)		$310	309

Total Short-Term Instruments (Cost $252,177)			252,249

Total Investments in Securities (Cost $1,320,855)			1,335,426

		SHARES
INVESTMENTS IN AFFILIATES 12.2%

MUTUAL FUNDS (h) 12.0%

PIMCO Emerging Markets Currency Fund		12,722,596	118,320

Total Mutual Funds (Cost $129,501)			118,320

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		173,194	1,712

Total Short-Term Instruments (Cost $1,712)			1,712

Total Investments in Affiliates (Cost $131,213)			120,032

Total Investments 147.4% (Cost $1,452,068)			$1,455,458

Financial Derivative Instruments (l)(o) (1.0)%
(Cost or Premiums, net $(9,898))			(9,651)

Other Assets and Liabilities, net (46.4)%			(458,094)

Net Assets 100.0%			$987,713

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	87

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VII, Ltd., which is a 100% owned subsidiary of the Fund.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable rate security. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Institutional Class Shares of each Fund.

(i)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.000%	02/04/2019	09/18/2017	$500	$499	0.05%
Lloyds Banking Group PLC	3.000	10/11/2019	09/18/2017	500	500	0.05%

				$1,000	$999	0.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
MBC	1.230	% †	09/29/2017	10/02/2017	$160,200	U.S. Treasury Notes 1.625% - 2.000% due 12/31/2020 - 02/15/2026	$(164,264)	$160,200	$160,217
NOM	1.220	†	09/29/2017	10/02/2017	52,800	U.S. Treasury Bonds 3.750% due 11/15/2043	(53,969)	52,800	52,805
SSB	0.200	†	09/29/2017	10/02/2017	12,641	U.S. Treasury Notes 3.375% due 11/15/2019(2)	(12,898)	12,641	12,641

Total Repurchase Agreements							$(231,131)	$225,641	$225,663

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BOM	1.200%	08/08/2017	10/10/2017	$(25,095)	$(25,141)
BOS	1.130	07/28/2017	10/23/2017	(25,676)	(25,729)
	1.150	09/07/2017	10/10/2017	(4,640)	(4,644)
	1.260	07/11/2017	10/11/2017	(65,121)	(65,310)
	1.260	08/18/2017	10/11/2017	(16,668)	(16,695)
	1.280	07/26/2017	10/26/2017	(11,357)	(11,385)
BSN	1.220	08/04/2017	10/04/2017	(71,204)	(71,346)
	1.220	09/07/2017	10/03/2017	(28,405)	(28,429)
	1.220	09/19/2017	10/03/2017	(5,344)	(5,346)
	1.250	08/29/2017	10/27/2017	(18,077)	(18,099)
	1.300	07/05/2017	10/05/2017	(79,770)	(80,026)
	1.310	07/06/2017	10/06/2017	(13,281)	(13,324)
DEU	1.270	09/21/2017	10/05/2017	(925)	(925)
RDR	1.230	08/11/2017	10/11/2017	(34,414)	(34,475)
	1.270	09/07/2017	10/12/2017	(34,052)	(34,082)

Total Reverse Repurchase Agreements					$(434,956)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions(4)
BCY	1.280%	09/07/2017	10/10/2017	$(18,009)	$(18,004)
BPG	1.270	08/30/2017	10/30/2017	(2,040)	(2,038)
GSC	1.200	09/08/2017	10/12/2017	(1,390)	(1,389)
	1.370	09/19/2017	10/03/2017	(1,839)	(1,839)

Total Sale-Buyback Transactions					$(23,270)

88	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
PIMCO Inflation Response Multi-Asset Fund
Global/Master Repurchase Agreement
BOM	$0	$(25,141)	$0	$(25,141)	$25,105	$(36)
BOS	0	(123,763)	0	(123,763)	123,185	(578)
BSN	0	(216,570)	0	(216,570)	215,567	(1,003)
DEU	0	(925)	0	(925)	921	(4)
RDR	0	(68,557)	0	(68,557)	68,037	(520)

Master Securities Forward Transaction Agreement
BCY	0	0	(18,004)	(18,004)	17,638	(366)
BPG	0	0	(2,038)	(2,038)	2,025	(13)
GSC	0	0	(3,228)	(3,228)	3,171	(57)

PIMCO Cayman Commodity Fund VII, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
MBC	160,217	0	0	160,217	(164,264)	(4,047)
NOM	52,805	0	0	52,805	(53,969)	(1,164)
SSB	12,641	0	0	12,641	(12,898)	(257)

Total Borrowings and Other Financing Transactions	$225,663	$(434,956)	$(23,270)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(434,956)	$0	$0	$(434,956)

Total	$0	$(434,956)	$0	$0	$(434,956)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(23,270)	0	0	(23,270)

Total	$0	$(23,270)	$0	$0	$(23,270)

Total Borrowings	$0	$(458,226)	$0	$0	$(458,226)

Payable for reverse repurchase agreements and sale-buyback transactions					$(458,226)

(k)	Securities with an aggregate market value of $457,432 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty
(3)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(418,992) at a weighted average interest rate of 1.124%.Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(4)	Payable for sale-buyback transactions includes $(8) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - NYMEX Crude Calendar Spread December Futures †	$0.500	11/17/2017	31	$31	$3	$2
Put - NYMEX Crude Calendar Spread November Futures †	0.500	10/19/2017	31	31	3	1
Call - NYMEX Natural Gas April Futures †	3.000	03/26/2018	138	1,380	296	286
Call - NYMEX Natural Gas April Futures †	3.020	03/26/2018	28	280	54	56

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	89

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - NYMEX Natural Gas April Futures †	$3.050	03/26/2018	27	$270	$59	$51
Call - NYMEX Natural Gas April Futures †	3.100	03/26/2018	101	1,010	291	172
Call - NYMEX Natural Gas August Futures †	3.100	07/26/2018	68	680	228	140
Call - NYMEX Natural Gas Calendar Spread March Futures †	0.500	02/23/2018	24	240	83	44
Call - NYMEX Natural Gas Calendar Spread March Futures †	1.000	02/23/2018	250	2,500	624	300
Call - NYMEX Natural Gas December Futures †	3.100	11/27/2018	68	680	228	233
Call - NYMEX Natural Gas February Futures †	3.100	01/26/2018	68	680	228	282
Call - NYMEX Natural Gas January Futures †	3.100	12/26/2017	68	680	228	237
Call - NYMEX Natural Gas July Futures †	3.100	06/26/2018	68	680	228	130
Call - NYMEX Natural Gas June Futures †	3.100	05/25/2018	68	680	228	113
Call - NYMEX Natural Gas March Futures †	3.100	02/23/2018	68	680	228	294
Call - NYMEX Natural Gas May Futures †	3.100	04/25/2018	68	680	228	101
Call - NYMEX Natural Gas November Futures †	3.100	10/26/2018	68	680	228	175
Call - NYMEX Natural Gas October Futures †	3.100	09/25/2018	68	680	228	155
Call - NYMEX Natural Gas September Futures †	3.100	08/28/2018	68	680	228	141
Call - NYMEX WTI Crude December Futures †	66.000	12/29/2017	19	19	32	1
Call - NYMEX WTI Crude November Futures †	66.000	11/30/2017	19	19	32	0
Call - NYMEX WTI Crude October Futures †	66.000	10/31/2017	19	19	32	0
Call - NYMEX WTI-Brent Crude Spread December Futures †	2.000	10/30/2018	93	93	65	1

					$4,082	$2,915

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note December Futures	$109.625	11/24/2017	264	$528	$2	$0
Put - CBOT U.S. Treasury 5-Year Note December Futures	108.250	11/24/2017	416	416	4	1
Put - CBOT U.S. Treasury 5-Year Note December Futures	108.500	11/24/2017	21	21	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	108.750	11/24/2017	3	3	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.500	11/24/2017	114	114	1	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.000	11/24/2017	489	489	4	1
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.500	11/24/2017	116	116	1	0
Call - CBOT U.S. Treasury 5-Year Note January Futures	123.500	12/22/2017	13	13	0	0
Call - CBOT U.S. Treasury 5-Year Note January Futures	124.250	12/22/2017	75	75	1	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	114.000	11/24/2017	185	185	2	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.500	11/24/2017	154	154	1	0
Call - CBOT U.S. Treasury 10-Year Note December Futures	140.000	11/24/2017	290	290	3	0
Call - CBOT U.S. Treasury 10-Year Note December Futures	141.000	11/24/2017	217	217	2	0
Call - CBOT U.S. Treasury 10-Year Note December Futures	143.000	11/24/2017	5	5	0	0
Put - CBOT U.S. Treasury 10-Year Note January Futures	108.000	12/22/2017	10	10	0	0
Put - CBOT U.S. Treasury 10-Year Note January Futures	109.000	12/22/2017	129	129	1	0
Put - CBOT U.S. Treasury 10-Year Note January Futures	112.500	12/22/2017	19	19	0	0
Call - CBOT U.S. Treasury 10-Year Note January Futures	140.000	12/22/2017	52	52	0	0
Call - CBOT U.S. Treasury 10-Year Note January Futures	140.500	12/22/2017	8	8	0	0
Call - CBOT U.S. Treasury 30-Year Bond December Futures	193.000	11/24/2017	301	301	3	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond December Futures	105.000	11/24/2017	6	6	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December Futures	106.000	11/24/2017	1	1	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December Futures	107.000	11/24/2017	22	22	0	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	1,106	2,765	109	62

					$134	$65

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,400.000	12/15/2017	255	$26	$1,027	$444

Total Purchased Options					$5,243	$3,424

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - NYMEX Crude Calendar Spread December Futures †	$1.000	11/17/2017	62	$62	$(3)	$(2)
Put - NYMEX Crude Calendar Spread November Futures †	1.000	10/19/2017	62	62	(3)	(1)
Call - NYMEX Crude December Futures †	53.500	11/15/2017	120	120	(89)	(138)
Call - NYMEX Crude December Futures †	54.000	11/15/2017	24	24	(18)	(23)
Call - NYMEX Crude December Futures †	54.500	11/15/2017	60	60	(46)	(49)

90	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - NYMEX Crude November Futures †	$44.000	10/17/2017	17	$17	$(15)	$0
Call - NYMEX Crude November Futures †	51.000	10/17/2017	108	108	(80)	(158)
Call - NYMEX Crude November Futures †	51.500	10/17/2017	36	36	(27)	(42)
Call - NYMEX Crude November Futures †	52.000	10/17/2017	65	65	(44)	(60)
Put - NYMEX Crude November Futures †	45.000	10/17/2018	62	62	(199)	(182)
Call - NYMEX Gasoline December Futures †	160.000	11/27/2017	15	6	(31)	(35)
Call - NYMEX Gasoline December Futures †	161.000	11/27/2017	15	6	(31)	(32)
Call - NYMEX Gasoline December Futures †	163.000	11/27/2017	61	26	(141)	(111)
Put - NYMEX Natural Gas April Futures †	2.600	03/26/2018	68	680	(118)	(59)
Call - NYMEX Natural Gas April Futures †	3.750	03/26/2018	68	680	(111)	(30)
Put - NYMEX Natural Gas August Futures †	2.600	07/26/2018	68	680	(118)	(76)
Call - NYMEX Natural Gas August Futures †	3.750	07/26/2018	68	680	(111)	(39)
Call - NYMEX Natural Gas Calendar Spread March Futures †	0.750	02/23/2018	500	5,000	(1,475)	(750)
Put - NYMEX Natural Gas December Futures †	2.600	11/27/2018	68	680	(118)	(71)
Call - NYMEX Natural Gas December Futures †	3.750	11/27/2018	68	680	(111)	(88)
Put - NYMEX Natural Gas February Futures †	2.600	01/26/2018	68	680	(118)	(33)
Call - NYMEX Natural Gas February Futures †	3.750	01/26/2018	68	680	(111)	(124)
Put - NYMEX Natural Gas January Futures †	2.600	12/26/2017	68	680	(118)	(16)
Call - NYMEX Natural Gas January Futures †	3.750	12/26/2017	68	680	(111)	(76)
Put - NYMEX Natural Gas July Futures †	2.600	06/26/2018	68	680	(118)	(69)
Call - NYMEX Natural Gas July Futures †	3.750	06/26/2018	68	680	(111)	(33)
Put - NYMEX Natural Gas June Futures †	2.600	05/25/2018	68	680	(118)	(66)
Call - NYMEX Natural Gas June Futures †	3.750	05/25/2018	68	680	(111)	(26)
Put - NYMEX Natural Gas March Futures †	2.600	02/23/2018	68	680	(118)	(53)
Call - NYMEX Natural Gas March Futures †	3.750	02/23/2018	68	680	(111)	(157)
Put - NYMEX Natural Gas May Futures †	2.400	04/25/2018	129	1,290	(72)	(63)
Put - NYMEX Natural Gas May Futures †	2.500	04/25/2018	27	270	(19)	(19)
Put - NYMEX Natural Gas May Futures †	2.600	04/25/2018	68	680	(118)	(67)
Call - NYMEX Natural Gas May Futures †	3.750	04/25/2018	68	680	(111)	(22)
Put - NYMEX Natural Gas November Futures †	2.800	10/26/2017	72	720	(40)	(24)
Put - NYMEX Natural Gas November Futures †	2.850	10/26/2017	108	1,080	(57)	(50)
Put - NYMEX Natural Gas November Futures †	2.900	10/26/2017	72	720	(62)	(45)
Put - NYMEX Natural Gas November Futures †	2.600	10/26/2018	68	680	(118)	(83)
Call - NYMEX Natural Gas November Futures †	3.750	10/26/2018	68	680	(111)	(58)
Put - NYMEX Natural Gas October Futures †	2.600	09/25/2018	68	680	(118)	(86)
Call - NYMEX Natural Gas October Futures †	3.750	09/25/2018	68	680	(111)	(48)
Put - NYMEX Natural Gas September Futures †	2.600	08/28/2018	68	680	(118)	(86)
Call - NYMEX Natural Gas September Futures †	3.750	08/28/2018	68	680	(110)	(42)
Put - NYMEX Natural Gasoline December Futures †	2.850	11/27/2017	132	1,320	(75)	(65)
Put - NYMEX Natural Gasoline December Futures †	2.900	11/27/2017	168	1,680	(114)	(104)
Call - NYMEX RBOB Gasoline December Futures †	185.000	12/29/2017	19	8	(40)	(5)
Call - NYMEX RBOB Gasoline November Futures †	185.000	11/30/2017	19	8	(40)	(2)
Call - NYMEX RBOB Gasoline October Futures †	185.000	10/31/2017	19	8	(40)	0
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2017	106	106	(36)	(1)
Call - NYMEX WTI-Brent Crude Spread December Futures †	2.500	10/30/2017	97	97	(11)	(8)
Put - NYMEX WTI-Brent Crude Spread December Futures †	3.000	10/30/2017	106	106	(27)	(209)
Call - NYMEX WTI-Brent Crude Spread December Futures †	3.500	10/30/2017	41	41	(2)	(8)
Put - NYMEX WTI-Brent Crude Spread December Futures †	5.000	10/30/2017	97	97	(24)	(58)
Put - NYMEX WTI-Brent Crude Spread December Futures †	6.500	10/30/2017	41	41	(11)	(7)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2018	123	123	(133)	(10)
Put - NYMEX WTI-Brent Crude Spread December Futures †	4.000	10/30/2018	30	30	(7)	(29)
Put - NYMEX WTI-Brent Crude Spread June Futures †	2.000	04/27/2018	62	62	(46)	(137)
Put - NYMEX WTI-Brent Crude Spread June Futures †	3.000	04/27/2018	31	31	(13)	(45)

					$(5,818)	$(3,980)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$127.500	11/24/2017	172	$172	$(105)	$(27)
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.000	10/27/2017	305	305	(62)	(129)
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.500	10/27/2017	86	86	(28)	(59)
Put - CBOT U.S. Treasury 10-Year Note November Futures	126.000	10/27/2017	172	172	(56)	(173)
Call - CBOT U.S. Treasury 10-Year Note November Futures	127.000	10/27/2017	150	150	(42)	(13)
Call - CBOT U.S. Treasury 10-Year Note November Futures	128.000	10/27/2017	86	86	(44)	(4)
Put - CBOT U.S. Treasury 30-Year Bond November Futures	151.000	10/27/2017	66	66	(39)	(38)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	1,106	2,765	(126)	(21)

					$(502)	$(464)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	91

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOE S&P 500	$2,450.000	10/20/2017	10	$	1	$(10)	$(4)
Put - CBOE S&P 500	2,225.000	12/15/2017	225		23	(382)	(134)
Put - CBOE S&P 500	2,325.000	12/15/2017	30		3	(45)	(12)
Put - EUREX EURO STOXX Banks	125.000	10/20/2017	318	EUR	16	(43)	(3)

						$(480)	$(153)

Total Written Options						$(6,800)	$(4,597)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Aluminum November Futures †	11/2017	37	$	1,932	$20	$0	$0
Arabica Coffee March Futures †	03/2018	268		13,231	(221)	0	(45)
Brent (ICE) Dubai Futures April Futures †	04/2018	129		208	(1)	0	(4)
Brent (ICE) Dubai Futures August Futures †	08/2018	198		330	(7)	0	(2)
Brent (ICE) Dubai Futures December Futures †	12/2018	198		342	5	0	(2)
Brent (ICE) Dubai Futures February Futures †	02/2018	129		208	(1)	0	0
Brent (ICE) Dubai Futures January Futures †	01/2018	129		207	(3)	0	(2)
Brent (ICE) Dubai Futures July Futures †	07/2018	198		326	(12)	0	(6)
Brent (ICE) Dubai Futures June Futures †	06/2018	129		211	1	0	(6)
Brent (ICE) Dubai Futures March Futures †	03/2018	129		209	0	0	(1)
Brent (ICE) Dubai Futures May Futures †	05/2018	129		210	0	0	(5)
Brent (ICE) Dubai Futures November Futures †	11/2018	198		334	(3)	0	(2)
Brent (ICE) Dubai Futures October Futures †	10/2018	198		332	(5)	0	(4)
Brent (ICE) Dubai Futures September Futures †	09/2018	198		330	(7)	0	(6)
Brent Crude December Futures †	10/2017	65		3,691	(9)	0	(37)
Brent Crude December Futures †	10/2018	1,646		91,238	5,635	0	(180)
Brent Crude December Futures †	10/2019	1,532		84,091	3,770	0	(2)
Brent Crude January Futures †	11/2017	3		170	(3)	0	(1)
Brent Crude March Futures †	01/2018	528		29,732	883	3	(129)
Call Options Strike @ EUR 180.000 on Euro-Bund 10-Year Bond December Futures	12/2017	36	EUR	0	0	0	0
Call Options Strike @ USD 59.000 on Brent Crude January Futures †	11/2017	30	$	35	(15)	0	(5)
Call Options Strike @ USD 60.000 on Brent Crude January Futures †	11/2017	31		26	(26)	0	(4)
Call Options Strike @ USD 61.000 on Brent Crude January Futures †	11/2017	30		18	(34)	0	(4)
Chicago Ethanol (Platts) December Futures †	12/2017	139		8,465	162	0	0
Copper December Futures †	12/2017	69		11,177	735	0	0
Copper March Futures †	03/2018	116		18,886	(904)	0	0
Corn December Futures †	12/2018	419		8,370	63	37	(8)
Cotton No. 2 March Futures †	03/2018	138		4,677	(92)	0	(19)
Euro STOXX 50 December Futures	12/2017	197	EUR	8,326	163	70	0
Euro-Rapeseed February Futures †	01/2018	56		1,227	7	2	(10)
Gas Oil December Futures †	12/2018	1,290	$	66,113	4,392	0	(226)
Gas Oil March Futures †	03/2018	166		8,690	30	0	(42)
Gold 100 oz. December Futures †	12/2017	1		128	(4)	0	0
Gold 100 oz. December Futures †	12/2018	183		23,947	651	0	(68)
Gulf Coast ULSD (Platts) Swap December Futures †	12/2017	2		145	22	0	(1)
Gulf Coast ULSD (Platts) Swap November Futures †	11/2017	2		147	23	0	(1)
Gulf Coast ULSD (Platts) Swap October Futures †	10/2017	2		149	24	0	(1)
Gulf Coast ULSD (Platts) Swap September Futures †	09/2017	2		149	24	0	0
Hard Red Winter Wheat December Futures †	12/2017	39		863	13	0	(20)
Hard Red Winter Wheat July Futures †	07/2018	71		1,742	14	0	(36)
Hard Red Winter Wheat March Futures †	03/2018	357		8,215	(911)	0	(187)
Henry Hub Natural Gas April Futures †	03/2018	378		2,777	98	0	(8)
Henry Hub Natural Gas April Futures †	03/2019	40		275	(8)	0	(1)
Henry Hub Natural Gas August Futures †	07/2019	40		277	(6)	0	(1)
Henry Hub Natural Gas December Futures †	11/2019	40		300	17	0	(2)
Henry Hub Natural Gas February Futures †	01/2019	40		321	38	0	(1)
Henry Hub Natural Gas January Futures †	12/2018	40		323	40	0	(1)
Henry Hub Natural Gas July Futures †	06/2019	40		276	(7)	0	(1)
Henry Hub Natural Gas June Futures †	05/2019	40		274	(9)	0	(1)
Henry Hub Natural Gas March Futures †	02/2019	40		314	31	0	(1)
Henry Hub Natural Gas May Futures †	04/2019	40		271	(11)	0	(1)

92	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Henry Hub Natural Gas November Futures †	10/2019	40	$	284	$1	$0	$(1)
Henry Hub Natural Gas October Futures †	09/2019	40		278	(5)	0	(1)
Henry Hub Natural Gas September Futures †	08/2019	40		275	(7)	0	(1)
Henry Hub Natural Gas Swap April Futures †	03/2018	1,504		11,051	296	0	(30)
Henry Hub Natural Gas Swap April Futures †	03/2019	8		55	(2)	0	0
Henry Hub Natural Gas Swap August Futures †	07/2018	284		2,099	(19)	0	(7)
Henry Hub Natural Gas Swap August Futures †	07/2019	8		55	(1)	0	0
Henry Hub Natural Gas Swap December Futures †	11/2018	284		2,231	93	0	(6)
Henry Hub Natural Gas Swap December Futures †	11/2019	8		60	3	0	0
Henry Hub Natural Gas Swap February Futures †	01/2018	971		8,008	320	0	(12)
Henry Hub Natural Gas Swap February Futures †	01/2019	8		64	8	0	0
Henry Hub Natural Gas Swap January Futures †	12/2018	8		65	8	0	0
Henry Hub Natural Gas Swap July Futures †	06/2018	284		2,097	(20)	0	(7)
Henry Hub Natural Gas Swap July Futures †	06/2019	8		55	(1)	0	0
Henry Hub Natural Gas Swap June Futures †	05/2018	284		2,080	(35)	0	(6)
Henry Hub Natural Gas Swap June Futures †	05/2019	8		55	(2)	0	0
Henry Hub Natural Gas Swap March Futures †	02/2019	8		63	6	0	0
Henry Hub Natural Gas Swap May Futures †	04/2018	284		2,062	(51)	0	(6)
Henry Hub Natural Gas Swap May Futures †	04/2019	8		54	(2)	0	0
Henry Hub Natural Gas Swap November Futures †	10/2018	284		2,136	12	0	(6)
Henry Hub Natural Gas Swap November Futures †	10/2019	8		57	0	0	0
Henry Hub Natural Gas Swap October Futures †	09/2018	284		2,100	(19)	0	(7)
Henry Hub Natural Gas Swap October Futures †	09/2019	8		56	(1)	0	0
Henry Hub Natural Gas Swap September Futures †	08/2018	284		2,084	(33)	0	(7)
Henry Hub Natural Gas Swap September Futures †	08/2019	8		55	(2)	0	0
Lead March Futures †	03/2018	13		809	47	0	0
Live Cattle February Futures †	02/2018	48		2,278	(4)	1	0
Live Cattle June Futures †	06/2018	48		2,171	(11)	0	(6)
Live Cattle October Futures †	10/2017	39		1,702	(69)	2	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2018	6		17	4	0	(1)
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2018	6		16	3	0	(2)
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2018	6		17	4	0	(1)
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2018	6		17	4	0	(1)
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2018	6		17	4	0	(1)
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2018	6		17	4	0	(1)
Mars (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2017	3		2	11	0	(1)
Mars (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2017	3		4	7	0	0
Mars (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2017	3		6	4	0	0
Mars (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2017	3		5	10	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures †	04/2018	19		563	81	0	(11)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	08/2018	18		519	98	0	(10)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	12/2018	18		535	113	0	(9)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	07/2018	18		517	96	0	(9)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures †	06/2018	19		544	62	0	(11)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures †	03/2018	22		709	(36)	0	(15)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures †	05/2018	19		547	65	0	(11)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures †	11/2018	18		531	110	0	(9)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures †	10/2018	18		527	106	0	(10)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures †	09/2018	18		523	102	0	(10)
Natural Gas April Futures †	03/2018	418		12,285	119	0	(34)
Natural Gas April Futures †	03/2019	249		6,843	106	0	(20)
Natural Gas February Futures †	01/2018	641		21,147	192	0	(32)
Natural Gas February Futures †	01/2019	25		802	18	0	(2)
Natural Gas November Futures †	10/2017	668		20,087	(370)	0	(67)
Natural Gas October Futures †	09/2018	1,164		34,431	598	0	(116)
New York Harbor ULSD June Futures †	05/2018	96		6,956	46	0	(15)
Nikkei 225 Yen-denominated Futures December Futures	12/2017	105	JPY	9,495	389	9	(28)
Platinum January Futures †	01/2018	104	$	4,761	(363)	0(53)
Put Options Strike @ USD 46.000 on Brent Crude December Futures †	10/2018	62		148	(70)	3	0
RBOB Gasoline April Futures †	03/2018	52		3,853	(42)	0	(29)
RBOB Gasoline November Futures †	10/2017	22		1,470	(56)	0	(22)
Robusta Coffee January Futures †	01/2018	87		1,691	(126)	14	0
Russell 2000 Mini Index December Futures	12/2017	82		6,121	168	1	0
Silver December Futures †	12/2017	90		7,504	(383)	0	(77)
Soybean Oil December Futures †	12/2018	177		3,556	(147)	0	(10)
Soybean Oil May Futures †	05/2018	222		4,456	(175)	0	(4)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	16		2,642	(31)	7	0
Wheat December Futures †	12/2017	77		1,726	47	0	(26)
White Sugar December Futures †	11/2017	237		4,292	(219)	46	0
White Sugar March Futures †	02/2018	242		4,442	(74)	25	0
WTI Crude December Futures †	11/2017	119		6,182	119	10	0
WTI Crude December Futures †	11/2018	600		30,912	977	0	(18)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	93

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
WTI Crude December Futures †	11/2019	375	$19,031	$87	$38	$0
WTI Crude July Futures †	06/2018	138	7,166	217	0	(4)
WTI Crude June Futures †	05/2018	251	13,065	(9)	0	(8)
WTI Crude June Futures †	05/2019	898	45,843	1,061	27	0
WTI Crude June Futures †	05/2020	112	5,662	(238)	18	0
WTI Crude March Futures †	02/2019	388	19,881	328	0	0
WTI Crude November Futures †	10/2017	109	5,632	127	12	0
WTI Crude September Futures †	08/2018	1,003	51,885	1,069	0	(30)
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2018	13	28	12	0	(1)
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2018	13	27	10	0	(1)
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2018	13	27	11	0	(2)
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2018	13	31	14	0	(2)
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2017	13	33	17	0	(2)
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2018	13	27	11	0	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2018	13	28	12	0	(1)
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2018	13	28	12	0	(1)
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2018	13	28	12	0	(1)
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2018	13	26	10	0	(1)
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2018	13	26	9	0	(1)
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2018	13	26	10	0	(1)
Zinc June Futures †	06/2019	6	446	57	0	0
Zinc March Futures †	03/2018	26	2,048	21	0	0
Zinc November Futures †	11/2017	21	1,663	80	0	0

				$19,587	$325	$(1,909)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Aluminum March Futures †	03/2018	53	$	(2,806)	$(2)	$0	$0
Arabica Coffee December Futures †	12/2017	289		(13,877)	240	49	0
Brent (ICE) Calendar Swap Futures April Futures †	04/2018	8		(448)	(29)	1	0
Brent (ICE) Calendar Swap Futures August Futures †	08/2018	9		(500)	(19)	1	0
Brent (ICE) Calendar Swap Futures December Futures †	12/2018	9		(498)	(17)	1	0
Brent (ICE) Calendar Swap Futures July Futures †	07/2018	9		(501)	(20)	1	0
Brent (ICE) Calendar Swap Futures June Futures †	06/2018	9		(502)	(27)	1	0
Brent (ICE) Calendar Swap Futures May Futures †	05/2018	8		(447)	(28)	1	0
Brent (ICE) Calendar Swap Futures November Futures †	11/2018	9		(498)	(18)	1	0
Brent (ICE) Calendar Swap Futures October Futures †	10/2018	9		(499)	(18)	1	0
Brent (ICE) Calendar Swap Futures September Futures †	09/2018	9		(500)	(19)	1	0
Brent Crude August Futures †	08/2018	6		(23)	(3)	1	0
Brent Crude December Futures †	12/2018	6		(24)	(3)	0	0
Brent Crude December Futures †	10/2020	76		(4,181)	(61)	0	(9)
Brent Crude December Futures †	10/2021	37		(2,052)	12	0	(10)
Brent Crude December Futures †	10/2022	6		(336)	2	0	(2)
Brent Crude February Futures †	12/2017	140		(7,900)	(418)	42	0
Brent Crude July Futures †	07/2018	6		(23)	(3)	1	0
Brent Crude June Futures †	04/2018	151		(8,454)	77	29	0
Brent Crude June Futures †	04/2019	1,395		(76,920)	(4,093)	71	0
Brent Crude June Futures †	05/2020	879		(48,283)	(852)	0	(53)
Brent Crude June Futures †	06/2021	148		(8,174)	(27)	0	(28)
Brent Crude March Futures †	01/2019	266		(14,707)	(1,151)	19	0
Brent Crude November Futures †	11/2018	6		(23)	(3)	0	0
Brent Crude October Futures †	10/2018	6		(23)	(3)	0	0
Brent Crude September Futures †	07/2018	751		(41,808)	(2,747)	120	0
Brent Crude September Futures †	09/2018	6		(23)	(3)	1	0
Call Options Strike @ USD 55.500 on Brent Crude December Futures †	10/2017	96		(220)	(146)	26	0
Call Options Strike @ USD 56.000 on Brent Crude December Futures †	10/2017	84		(165)	(97)	22	0
Call Options Strike @ USD 60.000 on Brent Crude June Futures †	04/2018	144		(374)	(5)	17	0
Call Options Strike @ USD 61.500 on Brent Crude January Futures †	11/2017	108		(55)	33	11	0
Call Options Strike @ USD 62.000 on Brent Crude January Futures †	11/2017	96		(41)	40	9	0
Call Options Strike @ USD 63.000 on Brent Crude June Futures †	04/2018	150		(242)	13	15	0
Call Options Strike @ USD 64.000 on Brent Crude June Futures †	04/2018	202		(273)	97	18	0
Cocoa December Futures †	12/2017	30		(613)	(6)	0	(19)
Cocoa March Futures †	03/2018	94		(1,912)	(32)	0	(51)
Copper December Futures †	12/2017	169		(12,485)	(647)	110	0
Copper March Futures †	03/2018	230		(17,098)	732	152	0
Corn December Futures †	12/2017	171		(3,037)	(26)	0	(23)
Corn March Futures †	03/2018	118		(2,170)	3	0	(15)
Corn September Futures †	09/2018	121		(2,360)	11	11	(16)
Cotton No. 2 December Futures †	12/2017	59		(2,019)	16	15	0

94	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
E-mini S&P 500 Index December Futures	12/2017	510	$	(64,161)	$(962)	$0	$(214)
EIA Flat Tax On-Highway Diesel Swap December Futures †	12/2017	2		(233)	(21)	0	0
EIA Flat Tax On-Highway Diesel Swap November Futures †	11/2017	2		(235)	(22)	1	0
EIA Flat Tax On-Highway Diesel Swap October Futures †	10/2017	2		(237)	(24)	1	0
EIA Flat Tax On-Highway Diesel Swap September Futures †	09/2017	2		(235)	(22)	0	0
Euro-Bobl December Futures	12/2017	29	EUR	(4,496)	14	2	(1)
Euro-Bund 10-Year Bond December Futures	12/2017	38		(7,231)	73	10	(9)
Euro-Rapeseed May Futures †	04/2018	56		(1,231)	11	10	(2)
Gas Oil December Futures †	12/2017	114	$	(6,085)	(101)	26	0
Gas Oil June Futures †	06/2018	162		(8,359)	(103)	36	0
Gas Oil June Futures †	06/2019	798		(40,698)	(1,353)	80	0
Gas Oil November Futures †	11/2017	206		(11,170)	(431)	46	0
Henry Hub Natural Gas August Futures †	07/2018	72		(532)	13	2	0
Henry Hub Natural Gas December Futures †	11/2018	72		(566)	(21)	1	0
Henry Hub Natural Gas February Futures †	01/2018	72		(594)	(49)	1	0
Henry Hub Natural Gas January Futures †	12/2017	72		(593)	(48)	1	0
Henry Hub Natural Gas July Futures †	06/2018	72		(532)	13	2	0
Henry Hub Natural Gas June Futures †	05/2018	72		(527)	17	2	0
Henry Hub Natural Gas March Futures †	02/2018	537		(4,362)	(88)	12	0
Henry Hub Natural Gas May Futures †	04/2018	72		(523)	22	2	0
Henry Hub Natural Gas November Futures †	10/2018	72		(542)	3	2	0
Henry Hub Natural Gas October Futures †	09/2018	72		(532)	12	2	0
Henry Hub Natural Gas September Futures †	08/2018	72		(528)	17	2	0
Henry Hub Natural Gas Swap January Futures †	12/2017	403		(3,320)	55	3	0
Henry Hub Natural Gas Swap March Futures †	02/2018	936		(7,603)	(180)	21	0
Japan Government 10-Year Bond December Futures	12/2017	16	JPY	(21,378)	102	45	(13)
Live Cattle April Futures †	04/2018	96	$	(4,602)	30	0	0
Live Cattle December Futures †	12/2017	23		(1,060)	(24)	0	(2)
Mini MSCI Emerging Markets Index December Futures	12/2017	202		(11,002)	80	0	(127)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	12/2017	22		(833)	53	24	0
Natural Gas December Futures †	11/2017	70		(2,227)	(17)	2	0
Natural Gas January Futures †	12/2017	1,198		(39,474)	(44)	36	0
Natural Gas January Futures †	12/2018	25		(807)	(18)	2	0
Natural Gas March Futures †	02/2018	277		(9,000)	(27)	25	0
Natural Gas March Futures †	02/2019	249		(7,811)	(172)	25	0
Natural Gas May Futures †	04/2018	1,142		(33,164)	(556)	103	0
Natural Gas November Futures †	10/2017	41		(1,233)	9	4	0
New York Harbor ULSD March Futures †	02/2018	70		(5,225)	43	20	0
New York Harbor ULSD November Futures †	10/2017	18		(1,368)	(52)	11	0
Nickel November Futures †	11/2017	38		(2,385)	(26)	0	0
Put Options Strike @ USD 43.000 on Brent Crude June Futures †	04/2018	150		(116)	312	0	(1)
Put Options Strike @ USD 44.000 on Brent Crude June Futures †	04/2018	202		(186)	339	0	(2)
Put Options Strike @ USD 45.000 on Brent Crude June Futures †	04/2018	144		(157)	327	0	(3)
RBOB Gasoline December Futures †	11/2017	87		(5,769)	56	67	0
RBOB Gasoline January Futures †	12/2017	132		(8,748)	(181)	90	0
RBOB Gasoline March Futures †	02/2018	79		(5,317)	41	32	0
Robusta Coffee November Futures †	11/2017	87		(1,712)	150	0	(16)
Soybean March Futures †	03/2018	50		(2,469)	(34)	0	(21)
Soybean Meal December Futures †	12/2017	195		(6,158)	(78)	0	(84)
Soybean November Futures †	11/2017	68		(3,292)	(69)	0	(30)
Soybean November Futures †	11/2018	154		(7,594)	(62)	0	(38)
Soybean Oil December Futures †	12/2017	105		(2,068)	147	0	0
Sugar No. 11 March Futures †	02/2018	560		(8,844)	221	0	(94)
U.S. Treasury 2-Year Note December Futures	12/2017	264		(56,946)	150	33	0
U.S. Treasury 5-Year Note December Futures	12/2017	88		(10,340)	24	14	0
U.S. Treasury 10-Year Note December Futures	12/2017	165		(20,677)	93	39	0
U.S. Treasury 30-Year Bond December Futures	12/2017	204		(31,174)	416	0	(6)
United Kingdom Long Gilt December Futures	12/2017	86	GBP	(14,276)	349	3	(29)
Wheat July Futures †	07/2018	5	$	(123)	(1)	2	0
Wheat March Futures †	03/2018	238		(5,551)	474	92	0
WTI Crude December Futures †	11/2018	1,144		(58,939)	(1,598)	35	(1)
WTI Crude December Futures †	11/2020	498		(25,194)	192	0	(110)
WTI Crude December Futures †	11/2021	12		(609)	11	0	(4)
WTI Crude February Futures †	01/2018	63		(3,290)	(277)	0	(1)
WTI Crude June Futures †	05/2018	191		(9,942)	(493)	6	0
WTI Crude March Futures †	02/2018	1,378		(71,987)	(1,908)	3	(1)
WTI Crude November Futures †	10/2018	69		(3,559)	(81)	2	0
WTI Crude October Futures †	09/2018	63		(3,254)	(194)	2	0
Zinc June Futures †	06/2018	6		(469)	(55)	0	0

					$(14,770)	$1,730	$(1,035)

Total Futures Contracts					$4,817	$2,055	$(2,944)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	95

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	06/20/2021	0.201%	$ 1,000	$(30)	$1	$(29)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Deutsche Bank AG	1.000%	Quarterly	12/20/2017	0.209%	EUR 3,100	$16	$(8)	$8	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-28 5-Year Index	(5.000)%	Quarterly	06/20/2022	$ 11,680	$(815)	$(101)	$(916)	$0	$(47)
CDX.HY-29 5-Year Index	(5.000)	Quarterly	12/20/2022	22,000	(1,663)	(87)	(1,750)	0	(38)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	42,800	(862)	(52)	(914)	0	(15)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR 20,100	(309)	(286)	(595)	0	(11)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022	57,300	(1,519)	(19)	(1,538)	0	(36)

					$(5,168)	$(545)	$(5,713)	$0	$(147)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047	$	7,120	$16	$275	$291	$8	$0
Pay(6)	3-Month CAD Bank Bill	1.750	Semi-Annual	09/17/2019	CAD	173,600	(242)	(155)	(397)	106	0
Pay(6)	3-Month CAD-Bank Bill	1.450	Semi-Annual	12/13/2019		15,400	(134)	12	(122)	16	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019	$	12,400	(88)	43	(45)	8	0
Pay(6)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		5,100	0	111	111	0	(9)
Pay(6)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		5,000	0	104	104	0	(9)
Pay(6)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		5,000	0	105	105	0	(9)
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		8,300	(67)	169	102	0	(14)
Receive(6)	3-Month USD-LIBOR	2.800	Semi-Annual	10/28/2025		51,710	(140)	(646)	(786)	49	0
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	02/22/2026		21,100	(67)	63	(4)	16	0
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		1,750	(6)	14	8	1	0
Receive(6)	3-Month USD-LIBOR	1.950	Semi-Annual	11/08/2026		16,400	(50)	(394)	(444)	0	(7)
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		77,400	482	108	590	35	0
Receive	3-Month USD-LIBOR †	1.750	Semi-Annual	12/21/2026		6,960	173	96	269	13	0
Receive	3-Month USD-LIBOR †	1.500	Semi-Annual	06/21/2027		300	26	(6)	20	1	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		29,100	755	(283)	472	0	(52)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		4,200	(787)	54	(733)	8	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		14,930	568	(22)	546	25	0
Receive(6)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		18,000	(1,168)	(181)	(1,349)	0	(32)
Receive(6)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		1,000	0	(71)	(71)	0	(2)
Receive(6)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		1,000	0	(70)	(70)	0	(2)
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048		480	13	(26)	(13)	0	(1)
Receive(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023	GBP	4,232	(39)	92	53	0	(6)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		32,296	(1,118)	1,001	(117)	0	(109)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		3,300	(75)	(28)	(103)	0	(26)
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029	JPY	3,830,000	(212)	34	(178)	23	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	65,700	1	0	1	0	(67)
Pay	28-Day MXN-TIIE	7.733	Lunar	02/25/2027		76,700	113	93	206	0	(10)
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		25,000	13	0	13	0	(3)
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		32,300	165	15	180	0	(8)
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		74,180	9	35	44	0	(18)
Pay	CPTFEMU	1.165	Maturity	12/15/2021	EUR	190	0	1	1	0	0
Pay	CPTFEMU	1.385	Maturity	12/15/2026		1,610	(3)	(4)	(7)	2	0
Pay	CPURNSA	1.710	Maturity	04/27/2018	$	27,600	0	(87)	(87)	0	(14)
Pay	CPURNSA	1.935	Maturity	04/27/2019		27,600	0	126	126	0	(15)
Pay	CPURNSA	2.027	Maturity	11/23/2020		8,300	0	(21)	(21)	0	(14)
Pay	CPURNSA	1.578	Maturity	11/24/2020		11,900	221	(60)	161	0	(20)
Pay	CPURNSA	2.021	Maturity	11/25/2020		8,000	0	(19)	(19)	0	(13)

96	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	CPURNSA	1.550%	Maturity	07/26/2021	$	2,700	$91	$(33)	$58	$0	$(5)
Pay	CPURNSA	1.603	Maturity	09/12/2021		2,160	65	(27)	38	0	(3)
Pay	CPURNSA	1.955	Maturity	07/25/2024		15,600	0	94	94	0	(38)
Pay	CPURNSA	1.730	Maturity	07/26/2026		2,700	(145)	51	(94)	8	0
Pay	CPURNSA	1.800	Maturity	09/12/2026		6,600	(67)	(111)	(178)	16	0
Pay	CPURNSA	1.801	Maturity	09/12/2026		2,160	(100)	42	(58)	5	0
Pay	CPURNSA	1.805	Maturity	09/12/2026		2,000	(92)	39	(53)	5	0
Pay	CPURNSA	1.780	Maturity	09/15/2026		1,700	(82)	32	(50)	4	0
Pay	CPURNSA	2.102	Maturity	07/20/2027		2,100	0	(4)	(4)	7	0
Pay	CPURNSA	2.060	Maturity	07/25/2027		15,600	0	(101)	(101)	52	0
Pay	CPURNSA	2.080	Maturity	07/25/2027		6,700	0	(30)	(30)	22	0
Pay	CPURNSA	0.000	Maturity	09/20/2027		3,340	0	10	10	9	0
Pay	CPURNSA	0.000	Maturity	09/25/2027		3,300	0	(1)	(1)	9	0
Pay	FRCPXTOB	1.438	Maturity	06/15/2027		4,500	(6)	(15)	(21)	8	0
Pay	UKRPI	3.325	Maturity	08/15/2030	GBP	6,500	(29)	9	(20)	7	0
Pay	UKRPI	3.300	Maturity	12/15/2030		13,100	(787)	481	(306)	18	0
Pay	UKRPI	3.100	Maturity	06/15/2031		2,750	(292)	19	(273)	3	0
Pay	UKRPI	3.530	Maturity	10/15/2031		3,430	86	(28)	58	4	0
Pay	UKRPI	0.000	Maturity	09/15/2032		7,680	1	(6)	(5)	15	0
Pay	UKRPI	3.585	Maturity	10/15/2046		60	(4)	0	(4)	0	0

							$(3,002)	$899	$(2,103)	$503	$(506)

Total Swap Agreements							$(8,184)	$347	$(7,837)	$503	$(653)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
PIMCO Inflation Response Multi-Asset Fund(8)	$2,563	$233	$497	$3,293	$(2,083)	$(427)	$(656)	$(3,166)
PIMCO Cayman Commodity Fund VII, Ltd. (Subsidiary)(8)	861	1,837	6	2,704	(2,514)	(2,517)	0	(5,031)

Total Exchange-Traded or Centrally Cleared	$3,424	$2,070	$503	$5,997	$(4,597)	$(2,944)	$(656)	$(8,197)

(m)	Securities with an aggregate market value of $2,986 have been pledged as collateral as of September 30, 2017 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(n)	Securities with an aggregate market value of $24,589 and cash of $6,216 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $15 for closed futures and unsettled variation margin liability of $(3) for closed swap agreements is outstanding at period end.
(8)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	97

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
AZD	10/2017			$18,955	AUD	24,137	$0	$(22)
	11/2017		AUD	24,137		$18,948	22	0
	12/2017			$2,998	CNH	20,704	107	0
BOA	10/2017		DKK	15,645		$2,380	0	(105)
	10/2017			$24,924	EUR	21,261	204	0
	11/2017		EUR	21,261		$24,965	0	(204)
	07/2018		BRL	3,100		914	0	(32)
BPS	10/2017		AUD	24,137		19,243	310	0
	10/2017		BRL	66,600		19,635	0	(1,393)
	10/2017		TWD	28,082		929	4	0
	10/2017			$21,523	BRL	69,602	462	(10)
	10/2017			2,558	IDR	34,264,410	0	(16)
	10/2017			1,821	INR	118,515	2	(14)
	12/2017		INR	120,491		$1,852	22	0
	01/2018		BRL	2,650		734	0	(93)
	01/2018			$5,019	BRL	16,200	34	0
	02/2018		ARS	15,542		$821	0	(14)
	03/2018		MXN	38,880		1,859	0	(227)
	03/2018			$1,960	MXN	38,880	127	0
	04/2018		DKK	18,560		$2,766	0	(215)
CBK	10/2017		CAD	5,093		4,094	12	0
	10/2017	†	EUR	452		540	6	0
	10/2017	†		$2,559	EUR	2,118	0	(55)
	10/2017			863	ILS	3,026	0	(6)
	10/2017			11,438	NZD	15,905	50	0
	11/2017	†	CAD	3,088		$2,551	75	0
	11/2017		NZD	15,905		11,432	0	(49)
	11/2017			$4,095	CAD	5,093	0	(12)
	12/2017		MXN	8,179		$445	1	0
	12/2017			$106	MXN	1,905	0	(2)
DUB	10/2017		BRL	17,300		$5,461	0	(1)
	10/2017			$5,438	BRL	17,300	25	0
	01/2018		BRL	26,300		$7,391	0	(812)
	07/2018			28,300		8,238	0	(400)
FBF	10/2017			$5,086	RUB	296,790	45	0
	12/2017			8,514	INR	558,101	0	(36)
	12/2017			3,233	TWD	96,878	0	(35)
GLM	10/2017		CZK	67,551		$3,088	16	(4)
	10/2017	†	GBP	1,632		2,123	0	(64)
	10/2017		NZD	15,905		11,553	65	0
	10/2017		PEN	2,382		729	0	0
	10/2017		THB	30,349		918	8	0
	10/2017		TWD	27,845		926	9	0
	10/2017			$2,829	BRL	8,898	0	(27)
	10/2017			4,083	CAD	5,093	0	(2)
	10/2017			1,108	GBP	815	0	(16)
	10/2017			145	IDR	1,944,134	0	(1)
	10/2017			962	TRY	3,334	0	(29)
	11/2017		BRL	472		$148	0	0
	11/2017		TRY	3,301		917	2	0
	12/2017		KRW	2,994,030		2,656	40	0
	12/2017		MXN	114,078		6,307	115	0
	12/2017		RUB	42,272		724	0	(2)
	12/2017			$5,300	CNY	36,615	187	0
	12/2017			2,173	CZK	47,187	0	(19)
	12/2017			2,411	HUF	618,223	0	(60)
	12/2017			2,351	KRW	2,633,367	0	(50)
	12/2017			5,071	MXN	92,216	0	(66)
	12/2017			1,294	MYR	5,449	0	(5)
	12/2017			667	PHP	34,204	2	0
	12/2017			3,491	SGD	4,751	14	0
	01/2018		DKK	10,900		$1,597	0	(144)
	01/2018		MXN	5,300		259	0	(28)
	07/2018		BRL	9,400		2,799	0	(71)
HUS	10/2017			35,600		11,237	0	(3)
	10/2017		CAD	12,264		9,837	8	0
	10/2017		DKK	37,266		5,703	0	(216)

98	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	10/2017		GBP	1,339		$1,809	$15	$0
	10/2017			$10,635	BRL	35,600	606	0
	11/2017	†		5,224	CAD	6,624	91	(5)
	12/2017		MXN	10,183		$555	2	0
	02/2018			$352	ARS	6,596	2	0
	07/2018		BRL	75,300		$21,496	0	(1,490)
JPM	10/2017			41,199		12,302	14	(720)
	10/2017		CAD	460		379	10	0
	10/2017		DKK	3,235		496	0	(18)
	10/2017	†	EUR	24,544		29,611	603	0
	10/2017		GBP	3,835		5,195	56	0
	10/2017		IDR	15,441,158		1,146	4	(3)
	10/2017		KRW	1,037,615		918	12	0
	10/2017		THB	60,863		1,836	11	0
	10/2017		TWD	27,838		929	13	0
	10/2017			$13,005	BRL	41,199	3	0
	10/2017			530	DKK	3,435	16	0
	10/2017			1,390	EUR	1,168	0	(10)
	10/2017			29,936	GBP	22,358	23	0
	10/2017			918	IDR	12,265,398	0	(8)
	10/2017			1,848	INR	118,649	0	(34)
	10/2017			906	KRW	1,037,615	1	0
	10/2017			1,863	TRY	6,599	0	(22)
	11/2017		GBP	22,358		$29,966	0	(23)
	11/2017			$2,498	BRL	7,899	0	(15)
	11/2017	†		456	CAD	560	0	(7)
	11/2017			3,852	TRY	13,955	14	0
	12/2017		INR	186,233		$2,836	9	(2)
	12/2017			$432	ARS	7,765	0	(2)
	01/2018		BRL	5,150		$1,424	0	(183)
	01/2018		DKK	235		36	0	(2)
	02/2018		ARS	10,542		556	0	(10)
	07/2018		BRL	11,400		3,381	0	(99)
MSB	10/2017			28,600		9,028	0	(2)
	10/2017			$8,458	BRL	28,600	572	0
	12/2017			3,150	THB	104,201	0	(24)
	02/2018			1,084	ARS	20,336	8	0
	04/2018		BRL	2,800		$835	0	(29)
	07/2018			1,700		501	0	(18)
NAB	10/2017			$10,279	CAD	12,724	0	(81)
	11/2017		CAD	12,724		$10,281	81	0
NGF	11/2017		MXN	12,380		600	0	(73)
	01/2018		BRL	14,500		4,042	0	(481)
	01/2018			$507	ARS	9,334	4	0
SCX	11/2017	†	CAD	6,137		$4,923	3	0
	12/2017		CNY	9,287		1,351	0	(41)
SOG	10/2017		CZK	21,854		999	5	0
	10/2017		GBP	17,182		22,314	0	(709)
	10/2017		RUB	7,698		132	0	(1)
	11/2017		PLN	1,515		424	8	0
SSB	10/2017		TWD	27,480		918	12	0
	10/2017			$3,857	ZAR	49,996	0	(166)
TOR	12/2017			225	MXN	4,061	0	(4)
UAG	11/2017	†		1,689	CAD	2,080	0	(21)
	12/2017		HKD	1,147		$147	0	0
	01/2018		DKK	7,175		1,145	0	0

Total Forward Foreign Currency Contracts							$4,172	$(8,863)

PURCHASED OPTIONS:

BARRIER OPTIONS ON INDICES

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Notional Amount		Cost	Market Value
CBK	Put - OTC EURO STOXX 50 D&I @ 3,156.85 +	EURUSD 1.040	12/15/2017	2,947	EUR	3	$159	$ 0
MEI	Put - OTC S&P 500 U&I @ 2,342.650 +	USISDA10 Index 2.410	09/07/2018	10,171	$	10	276	252

							$435	$ 252

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	99

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$	3,700	$371	$48
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		3,700	371	412
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018		21,900	254	202
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		2,200	220	28
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		2,200	220	245

								$1,436	$935

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.263%	3-Month USD-LIBOR	03/29/2018	$95,700	$43	$43

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	$ 74.000	11/06/2017	$8,000	$0	$0
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2047	122.000	11/06/2017	16,000	1	0

					$1	$0

Total Purchased Options					$1,915	$1,230

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC API2YCL18 †+	Buy	90.000%	12/01/2017	$	33	$(60)	$(27)
MYC	Put - OTC CLCAL18 †+	Sell	46.000	10/17/2017		19	(19)	(1)
	Call - OTC CLCAL18 †+	Buy	52.000	10/17/2017		19	(8)	(20)

							$(87)	$(48)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
SCX	Call - OTC EUR versus USD	$	1.202	10/06/2017	EUR	5,682	$(29)	$(2)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount			Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$		200	$(2)	$0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035		EUR	1,900	(87)	(22)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	$		700	(5)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020			5,400	(14)	0
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020			5,400	(14)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020			7,200	(81)	(20)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020			3,200	(59)	(11)
	Floor - OTC YOY CPURNSA Index	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020			0	0	26
	Cap - OTC YOY CPURNSA Index	233.707	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	04/10/2020			0	0	31

								$(262)	$4

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
RYL	Call - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Receive	1.800%	11/07/2017	$	10,600	$(92)	$0
	Put - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	2.600	11/07/2017		10,600	(92)	(55)

								$(184)	$(55)

100	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.230%	3-Month USD-LIBOR	03/29/2018	$ 95,700	$(43)	$(43)

OPTIONS ON EXCHANGE-TRADED FUNDS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Put - OTC MSCI Emerging Markets Fund	$1,060.000	10/20/2017	$	2	$(16)	$(15)
	Put - OTC MSCI Emerging Markets Fund	1,070.000	10/20/2017		1	(10)	(11)

						$(26)	$(26)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Call - OTC Bovespa	71,500.000	10/18/2017	BRL	0	$(32)	$(121)
GST	Put - OTC Nikkei 225	19,000.000	10/13/2017	JPY	14	(17)	(1)

						$(49)	$(122)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	$102.609	10/05/2017	$	8,000	$(21)	$(2)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.406	10/05/2017		8,000	(18)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.609	10/05/2017		8,000	(20)	(1)

						$(59)	$(5)

Total Written Options						$(739)	$(297)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	EURMARGIN 2H18 †	$6.110	Maturity	12/31/2018	24,000	$0	$36	$36	$0
	Pay	EURMARGIN 4Q17 †	6.970	Maturity	12/31/2017	66,660	(14)	(69)	0	(83)
	Receive	EURMARGIN CAL17 †	5.850	Maturity	12/31/2017	53,400	(11)	140	129	0
	Pay	EURSIMP 4Q17 †	3.875	Maturity	12/31/2017	19,500	0	(34)	0	(34)
	Receive	EURSIMP CAL17 †	0.550	Maturity	12/31/2017	4,500	0	22	22	0
	Receive	NAPGASFO 1Q18 †	9.690	Maturity	03/31/2018	27,000	0	50	50	0
	Pay	NAPGASFO 4Q17 †	9.750	Maturity	12/31/2017	27,000	0	(53)	0	(53)
	Receive	NAPGASFO CAL17 †	16.100	Maturity	12/31/2017	24,000	0	(99)	0	(99)
	Receive	NAPGASFO CAL18 †	12.700	Maturity	12/31/2018	57,600	(1)	(51)	0	(52)
	Receive	OREXIO 1Q18 †	69.200	Maturity	03/31/2018	16,800	0	(163)	0	(163)
	Pay	OREXIO 4Q17 †	78.000	Maturity	12/31/2017	2,100	0	34	34	0
	Receive	OREXIO 4Q18 †	63.700	Maturity	12/31/2018	6,000	0	(45)	0	(45)
	Receive	OREXIO CAL19 †	54.000	Maturity	12/31/2019	6,552	0	1	1	0
	Receive	PLATGOLD N8 †	317.200	Maturity	07/09/2018	6,400	0	(354)	0	(354)
CBK	Pay	CBOT Wheat March Futures †	5.040	Maturity	02/23/2018	595,000	0	222	222	0
GST	Pay	CAW Z7 †	0.613	Maturity	11/15/2017	676,100	8	(172)	0	(164)
	Receive	EUR5050 2H18 †	10.850	Maturity	12/31/2018	15,600	0	11	11	0
	Pay	EURSIMP 1Q18 †	4.540	Maturity	03/31/2018	32,700	(2)	(9)	0	(11)
	Receive	HSFOEW CAL18 †	14.750	Maturity	12/31/2018	27,600	5	23	28	0
	Receive	KWW H8 †	0.020	Maturity	02/23/2018	1,162,800	(12)	(83)	0	(95)
	Pay	OREXIO 1Q18 †	72.300	Maturity	03/31/2018	9,900	0	127	127	0
	Receive	OREXIO 1Q19 †	58.400	Maturity	03/31/2019	9,900	0	(30)	0	(30)
	Receive	OREXIO 3Q18 †	63.550	Maturity	09/30/2018	13,500	0	(86)	0	(86)
	Receive	OREXIO 4Q17 †	59.700	Maturity	12/31/2017	2,100	0	4	4	0
	Receive	OREXIO 4Q18 †	62.000	Maturity	12/31/2018	1,800	0	(10)	0	(10)
	Receive	OREXIO CAL19 †	54.700	Maturity	12/31/2019	29,400	(27)	12	0	(15)
	Receive	PLATGOLD N8 †	318.900	Maturity	07/06/2018	1,900	0	(102)	0	(102)
JPM	Receive	EUR5050 CAL18 †	11.010	Maturity	12/31/2018	50,400	0	49	49	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	101

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

			Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity							Asset	Liability
	Receive	EURMARGIN 2H17 †	$5.070	Maturity	12/31/2017	18,600	$0	$59	$59	$0
	Pay	EURMARGIN 4Q17 †	7.100	Maturity	12/31/2017	30,540	(5)	(29)	0	(34)
	Receive	EURMARGIN CAL17 †	5.850	Maturity	12/31/2017	16,800	0	40	40	0
	Receive	EURSIMP 2H18 †	2.600	Maturity	12/31/2018	39,000	0	59	59	0
	Pay	EURSIMP 4Q17 †	3.350	Maturity	12/31/2017	39,000	0	(89)	0	(89)
	Receive	EURSIMP CAL17 †	0.770	Maturity	12/31/2017	30,000	1	141	142	0
	Pay	Fuel Co. December Futures †	7.250	Maturity	12/31/2018	48,000	0	37	37	0
	Receive	HSFOEW 1Q18 †	14.500	Maturity	03/31/2018	16,500	4	32	36	0
	Receive	HSFOEW CAL18 †	14.750	Maturity	12/31/2018	9,600	0	10	10	0
	Receive	KWW H8 †	0.010	Maturity	02/23/2018	140,000	0	(10)	0	(10)
	Receive	NAPGASFO CAL17 †	15.900	Maturity	12/31/2017	6,000	0	(24)	0	(24)
	Receive	NAPGASFO CAL18 †	12.000	Maturity	12/31/2018	38,400	0	(32)	0	(32)
	Pay	OREXIO 1Q18 †	69.700	Maturity	03/31/2018	6,900	0	70	70	0
	Receive	OREXIO 1Q19 †	55.900	Maturity	03/31/2019	6,900	0	(4)	0	(4)
	Receive	OREXIO CAL19 †	53.850	Maturity	12/31/2019	19,800	16	(10)	6	0
MAC	Receive	CAW Z7 †	0.450	Maturity	11/15/2017	676,100	(197)	471	274	0
	Receive	CUAC 4Q17 †	36.800	Maturity	12/31/2017	3,570,000	2	486	488	0
	Receive	EURMARGIN 2H18 †	5.580	Maturity	12/31/2018	28,200	0	57	57	0
	Receive	NAPGASFO 1Q18 †	9.000	Maturity	03/31/2018	45,000	0	114	114	0
	Pay	NAPGASFO 4Q17 †	9.025	Maturity	12/31/2017	45,000	0	(122)	0	(122)
	Receive	NAPGASFO CAL17 †	16.100	Maturity	12/31/2017	42,000	(46)	(128)	0	(174)
MYC	Receive	EUR5050 2H18 †	10.900	Maturity	12/31/2018	34,200	0	22	22	0
	Receive	EURMARGIN 2H18 †	5.770	Maturity	12/31/2018	60,900	0	112	112	0
	Receive	EURMARGIN 2H18 †	5.810	Maturity	12/31/2018	40,500	0	73	73	0
	Receive	EURMARGIN 2H18 †	5.980	Maturity	12/31/2018	20,700	0	34	34	0
	Receive	EURMARGIN 4Q17 †	4.740	Maturity	12/31/2017	21,600	0	75	75	0
	Receive	EURMARGIN 4Q17 †	4.850	Maturity	12/31/2017	66,900	27	198	225	0
	Pay	EURMARGIN 4Q17 †	5.820	Maturity	12/31/2017	60,900	0	(146)	0	(146)
	Pay	EURMARGIN 4Q17 †	5.860	Maturity	12/31/2017	20,700	0	(49)	0	(49)
	Pay	EURMARGIN 4Q17 †	5.900	Maturity	12/31/2017	40,500	0	(94)	0	(94)
	Pay	EURMARGIN 4Q17 †	6.790	Maturity	12/31/2017	13,200	0	(19)	0	(19)
	Pay	EURMARGIN 4Q17 †	6.960	Maturity	12/31/2017	18,600	0	(23)	0	(23)
	Receive	EURMARGIN CAL17 †	5.550	Maturity	12/31/2017	33,000	0	89	89	0
	Receive	EURMARGIN CAL17 †	5.780	Maturity	12/31/2017	33,300	0	83	83	0
	Receive	EURMARGIN CAL17 †	5.800	Maturity	12/31/2017	25,800	0	63	63	0
	Receive	EURMARGIN CAL17 †	5.900	Maturity	12/31/2017	12,000	0	28	28	0
	Pay	EURSIMP 2H18 †	3.470	Maturity	12/31/2018	39,000	0	(26)	0	(26)
	Pay	EURSIMP 4Q17 †	4.220	Maturity	12/31/2017	18,000	0	(25)	0	(25)
	Receive	EURSIMP CAL17 †	0.560	Maturity	12/31/2017	24,000	0	119	119	0
	Receive	EURSIMP CAL17 †	0.780	Maturity	12/31/2017	12,000	0	57	57	0
	Receive	EURSIMP CAL17 †	0.880	Maturity	12/31/2017	6,000	0	28	28	0
	Pay	GOLDLNPM Index †	1,255.000	Maturity	11/29/2018	6,300	0	(320)	0	(320)
	Pay	GOLDLNPM Index †	1,266.200	Maturity	11/29/2018	5,600	0	(223)	0	(223)
	Pay	GOLDLNPM Index †	1,289.000	Maturity	11/29/2018	6,400	0	(111)	0	(111)
	Receive	HSFOEW CAL18 †	14.500	Maturity	12/31/2018	3,600	0	5	5	0
SOG	Pay	EURMARGIN 4Q17 †	6.050	Maturity	12/31/2017	30,300	0	(66)	0	(66)
UAG	Pay	SLVRLND Index †	17.766	Maturity	12/01/2017	135,000	0	147	147	0
	Pay	SLVRLND Index †	18.027	Maturity	12/01/2017	140,000	0	189	189	0

							$(252)	$719	$3,454	$ (2,987)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.361%	$200	$(18)	$15	$0	$(3)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	500	(43)	37	0	(6)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.455	1,200	3	1	4	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755	1,100	(71)	35	0	(36)

							$(129)	$88	$4	$(45)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	3,200	$	(95)	$62	$0	$(33)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	500		(16)	19	3	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	2,600		(121)	131	10	0

102	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
								Asset	Liability
	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	2,300	$(142)	$139	$0	$(3)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	13,300	(440)	304	0	(136)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	5,200	(151)	98	0	(53)

						$(965)	$753	$13	$(225)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
MYC	Pay	CPURNSA	1.788%	Maturity	07/18/2026	$3,600	$0	$(107)	$0	$(107)
	Pay	CPURNSA	1.800	Maturity	07/20/2026	9,900	0	(280)	0	(280)
	Pay	CPURNSA	0.000	Maturity	09/20/2026	900	0	(24)	0	(24)

							$0	$(411)	$0	$(411)

TOTAL RETURN SWAPS ON COMMODITY, EQUITY AND INTEREST RATE INDICES

Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	DWRTFT Index	360	1-Month USD-LIBOR plus a specified spread	Monthly	11/08/2017	$3,495	$0	$(58)	$0	$(58)
	Receive	AMZX Index	2,146	3-Month USD-LIBOR plus a specified spread	Quarterly	05/15/2018	2,647	0	(5)	0	(5)
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	2,500	1	(5)	0	(4)
BPS	Receive	BCOMF1T Index †	142,304	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	48,347	0	(340)	0	(340)
	Pay	BCOMTR Index †	130,447	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	22,607	0	200	200	0
	Pay	SPGCINP Index †	32,852	0.00	Monthly	02/15/2018	6,290	0	(42)	0	(42)
	Receive	SPSIBKT Index	75	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018	94	0	10	10	0
CBK	Receive	BCOMERF211A Index †	242,779	0.240	Monthly	02/15/2018	60,627	0	(477)	0	(477)
	Receive	BCOMERF311A Index †	219,174	0.240	Monthly	02/15/2018	61,702	0	(534)	0	(534)
	Receive	BCOMF1T Index †	1,036	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	352	0	(2)	0	(2)
	Pay	BCOMF2 Index †	311,184	0.000	Monthly	02/15/2018	60,215	0	462	462	0
	Pay	BCOMF3 Index †	299,447	0.000	Monthly	02/15/2018	60,175	0	468	468	0
	Receive	BCOMTR Index †	26,600	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	4,610	0	(40)	0	(40)
CIB	Receive	PIMCODB Index(10) †	99,979	0.000	Monthly	02/15/2018	10,061	0	(81)	0	(81)
FBF	Receive	DWRTFT Index	1,343	1-Month USD-LIBOR plus a specified spread	Monthly	11/08/2017	13,040	0	(215)	0	(215)
	Receive	BCOMTR Index †	9,001	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	1,560	0	(13)	0	(13)
GST	Receive	iBoxx USD Liquid High Yield Index	2		Maturity	09/20/2018	3,750	1	(2)	0	(1)
	Receive	BCOMF1T Index †	28,270	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	9,604	0	(68)	0	(68)
	Receive	BCOMGC Index †	465,089	0.070	Monthly	02/15/2018	74,908	0	(2,286)	0	(2,286)
	Receive	BCOMTR Index †	11,331	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	1,964	0	(17)	0	(17)
	Receive	CMDSKEWLS Index(11) †	109,710	0.250	Monthly	02/15/2018	15,211	0	(206)	0	(206)
	Pay	SPGCINP Index †	16,788	0.000	Monthly	02/15/2018	3,214	0	(21)	0	(21)
	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	5,300	6	(69)	0	(63)
JPM	Receive	BCOMF1T Index †	368,585	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	125,224	0	(881)	0	(881)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	103

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Pay	BCOMTR Index †	109,722	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	$19,014	$0	$165	$165	$0
	Receive	JMABDEW2 Index(12) †	26,997	0.300	Monthly	02/15/2018	22,735	0	66	66	0
	Receive	JMABFNJ1 Index(13) †	302,284	0.350	Monthly	02/15/2018	29,739	0	420	420	0
	Receive	JMABNIC4 Index(14) †	66,286	0.170	Monthly	02/15/2018	26,624	0	(204)	0	(204)
	Pay	SPGCINP Index †	13,579	0.000	Monthly	02/15/2018	2,600	0	(17)	0	(17)
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	1,900	2	(22)	0	(20)
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	2,500	1	(4)	0	(3)
MAC	Receive	BCOMTR2 Index †	7,527	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	693	0	(6)	0	(6)
	Receive	MQCP563E Index(15) †	98,186	0.950	Monthly	02/15/2018	12,790	0	41	41	0
	Receive	PIMCODB Index(16) †	99,864	0.000	Monthly	02/15/2018	10,063	0	(81)	0	(81)
MYC	Receive	iBoxx USD Liquid High Yield Index	1		Maturity	09/20/2018	1,250	1	(2)	0	(1)
MYI	Receive	DWRTFT Index	759	1-Month USD-LIBOR plus a specified spread	Monthly	06/07/2018	7,369	0	(121)	0	(121)
	Receive	SPSIBKT Index	2,724	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018	3,450	0	416	416	0
	Receive	DWRTFT Index	128	1-Month USD-LIBOR plus a specified spread	Monthly	09/12/2018	1,220	0	2	2	0

								$12	$(3,569)	$2,250	$(5,807)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	SPGCIAP Index(8) †	3.063%	Maturity	07/27/2018	$ 1,629	$0	$5	$5	$0
GST	Receive	SPGCIAP Index(8) †	3.063	Maturity	08/01/2018	1,600	0	4	4	0
	Receive	SPGCIAP Index(8) †	3.706	Maturity	08/01/2018	1,318	0	1	1	0
JPM	Pay	GOLDLNPM Index(8) †	3.240	Maturity	07/08/2019	6,250	0	17	17	0
	Receive	SLVRLND Index(8) †	7.290	Maturity	07/08/2019	4,167	0	(10)	0	(10)
	Receive	SPGCIAP Index(8) †	3.671	Maturity	08/01/2018	1,223	0	1	1	0
MYC	Pay	GOLDLNPM Index(8) †	1.796	Maturity	12/04/2017	6,838	0	46	46	0
	Receive	GOLDLNPM Index(8) †	1.440	Maturity	12/04/2017	4,883	0	(9)	0	(9)
	Receive	GOLDLNPM Index(8) †	1.476	Maturity	12/04/2017	4,823	0	(11)	0	(11)
	Pay	GOLDLNPM Index(8) †	3.294	Maturity	07/17/2019	7,989	0	25	25	0
	Pay	GOLDLNPM Index(8) †	3.240	Maturity	07/26/2019	8,004	0	17	17	0
	Receive	SLVRLND Index(8) †	7.317	Maturity	07/17/2019	5,360	0	(13)	0	(13)
	Receive	SLVRLND Index(8) †	7.398	Maturity	07/26/2019	5,297	0	(13)	0	(13)
SOG	Receive	SPGCIAP Index(8) †	3.276	Maturity	08/01/2019	1,305	0	(1)	0	(1)
	Receive	SPGCICP Index(8) †	4.000	Maturity	07/26/2019	1,425	0	2	2	0

							$0	$61	$118	$(57)

Total Swap Agreements							$(1,334)	$(2,359)	$5,839	$(9,532)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
PIMCO Inflation Response Multi-Asset Fund
AZD	$129	$0	$0	$129	$(22)	$0	$0	$(22)	$107	$0	$107
BOA	204	0	0	204	(341)	0	(67)	(408)	(204)	181	(23)
BPS	961	0	10	971	(1,982)	0	0	(1,982)	(1,011)	1,080	69

104	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	Financial Derivative Assets					Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter		Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
CBK	$63	$0	$0	$63	$	(69)	$0	$(3)	$(72)	$(9)	$0	$(9)
DUB	25	503	0	528		(1,213)	(43)	(6)	(1,262)	(734)	701	(33)
FBF	45	0	0	45		(71)	(147)	(215)	(433)	(388)	589	201
GLM	458	0	0	458		(550)	(22)	0	(572)	(114)	0	(114)
GST	0	0	13	13		0	(1)	(100)	(101)	(88)	283	195
HUS	633	0	4	637		(1,709)	0	(36)	(1,745)	(1,108)	1,061	(47)
JPM	770	0	0	770		(1,151)	21	(23)	(1,153)	(383)	423	40
MEI	0	252	0	252		0	0	0	0	252	(260)	(8)
MSB	580	0	0	580		(73)	0	0	(73)	507	(630)	(123)
MYC	0	202	0	202		0	0	(548)	(548)	(346)	253	(93)
MYI	0	0	418	418		0	0	(121)	(121)	297	(290)	7
NAB	81	0	0	81		(81)	0	0	(81)	0	0	0
NGF	4	273	0	277		(554)	0	0	(554)	(277)	274	(3)
RYL	0	0	0	0		0	(55)	0	(55)	(55)	63	8
SCX	0	0	0	0		(41)	(2)	0	(43)	(43)	0	(43)
SOG	13	0	0	13		(710)	0	0	(710)	(697)	753	56
SSB	12	0	0	12		(166)	0	0	(166)	(154)	0	(154)
TOR	0	0	0	0		(4)	0	0	(4)	(4)	0	(4)
UAG	0	0	0	0		0	0	(53)	(53)	(53)	123	70

PIMCO Cayman Commodity Fund VII, Ltd. (Subsidiary)
BPS	0	0	477	477		0	(27)	(1,265)	(1,292)	(815)	878	63
CBK	81	0	1,152	1,233		(55)	0	(1,053)	(1,108)	125	(210)	(85)
CIB	0	0	0	0		0	0	(81)	(81)	(81)	0	(81)
FBF	0	0	0	0		0	0	(13)	(13)	(13)	0	(13)
GLM	0	0	0	0		(38)	0	0	(38)	(38)	0	(38)
GST	0	0	175	175		0	0	(3,111)	(3,111)	(2,936)	2,213	(723)
HUS	91	0	0	91		(5)	0	0	(5)	86	0	86
JPM	19	0	1,177	1,196		(7)	0	(1,305)	(1,312)	(116)	(190)	(306)
MAC	0	0	974	974		0	0	(383)	(383)	591	(670)	(79)
MYC	0	0	1,101	1,101		0	(21)	(1,082)	(1,103)	(2)	(670)	(672)
SCX	3	0	0	3		0	0	0	0	3	0	3
SOG	0	0	2	2		0	0	(67)	(67)	(65)	0	(65)
UAG	0	0	336	336		(21)	0	0	(21)	315	(280)	35

Total Over the Counter	$4,172	$1,230	$5,839	$11,241		$(8,863)	$(297)	$(9,532)	$(18,692)

(p)	Securities with an aggregate market value of $9,074 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	YOY options may have a series of expirations.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(8)	Variance Swap
(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting agreements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	105

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

(10)	The following table represents the individual positions within the total return swap as of September 30, 2017:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March Futures	4.6%	$460
Aluminum November Futures	2.5	251
Arabica Coffee December Futures	2.7	267
Brent Crude January Futures	7.6	760
Brent Crude March Futures	5.1	517
Cocoa December Futures	0.3	27
Copper December Futures	0.6	57
Copper March Futures	10.0	1,001
Corn December Futures	1.2	124
Cotton No. 02 December Futures	0.6	60
Cotton No. 02 March Futures	3.6	365
Gas Oil March Futures	3.2	318
Gas Oil November Futures	1.0	101
Gold 100 oz. December Futures	2.3	236
Gold 100 oz. February Futures	13.7	1,375
Hard Red Winter Wheat December Futures	2.0	200
Lead March Futures	1.4	136
Lean Hogs February Futures	2.8	282
Live Cattle December Futures	1.1	115
Live Cattle February Futures	5.4	547
Natural Gas March Futures	3.0	299

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Natural Gas November Futures	5.1%	$515
New York Harbor ULSD March Futures	4.6	460
New York Harbor ULSD November Futures	2.0	201
Nickel March Futures	2.1	213
Nickel November Futures	1.9	190
RBOB Gasoline March Futures	1.4	142
RBOB Gasoline November Futures	1.6	163
Silver December Futures	7.1	716
Silver March Futures	4.7	472
Soybean November Futures	0.4	38
Soybean Oil December Futures	1.3	129
Sugar No. 11 March Futures	0.7	70
Wheat December Futures	1.6	161
WTI Crude March Futures	3.3	333
WTI Crude November Futures	6.8	683
Zinc March Futures	5.7	578
Zinc November Futures	2.0	200

Total Long Futures Contracts		$12,762

CASH	(27.0)%	$(2,701)

Total Notional Amount		$10,061

(11)	The following table represents the individual positions within the total return swap as of September 30, 2017:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Arabica Coffee December Futures	10.7%	$1,631
Brent Crude December Futures	29.1	4,434
Natural Gas November Futures	3.7	567
New York Harbor ULSD November Futures	7.3	1,115
Nickel November Futures	2.4	367
RBOB Gasoline November Futures	6.6	998
Silver December Futures	7.4	1,121
WTI Crude November Futures	27.6	4,195

Total Long Futures Contracts		$14,428

CASH	100.0%	$15,204

		$29,632

Total Notional Amount

Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Aluminum November Futures	(14.7)%	$(2,233)
Copper December Futures	(32.5)	(4,943)
Cotton No. 02 December Futures	(11.2)	(1,711)
Lead November Futures	(15.0)	(2,285)
Soybean November Futures	(3.7)	(561)
Wheat December Futures	(11.2)	(1,707)
Zinc November Futures	(6.5)	(981)

Total Short Futures Contracts		$(14,421)

		$15,211

(12)	The following table represents the individual positions within the total return swap as of September 30, 2017:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Brent Crude December Futures	10.8%	$2,445
Copper November Futures	6.9	1,571
Nickel November Futures	7.0	1,590
RBOB Gasoline November Futures	13.2	3,003
Soybean Meal December Futures	17.6	4,006
Soybean November Futures	24.2	5,492
WTI Crude November Futures	19.9	4,526

Total Long Futures Contracts		$22,633

CASH	99.3%	$22,578

		$45,211

Total Notional Amount

Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Aluminum November Futures	(6.9)%	$(1,559)
Arabica Coffee December Futures	(3.6)	(824)
Cocoa December Futures	(3.8)	(855)
Corn December Futures	(17.5)	(3,982)
Lean Hogs December Futures	(3.8)	(853)
ICE – Natural Gas November Futures	(6.2)	(1,410)
NYMEX – Natural Gas November Futures	(6.4)	(1,463)
New York Harbor ULSD November Futures	(26.6)	(6,049)
Wheat December Futures	(17.1)	(3,893)
Zinc November Futures	(7.0)	(1,588)

Total Short Futures Contracts		$(22,476)

		$22,735

106	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(13)	The following table represents the individual positions within the total return swap as of September 30, 2017:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum February Futures	124.1%	$36,901
Arabica Coffee March Futures	80.3	23,896
Cocoa March Futures	83.7	24,888
Corn March Futures	95.2	28,304
Gold 100 oz. February Futures	144.0	42,828
Platinum January Futures	21.8	6,487
Soybean March Futures	108.6	32,290
Sugar No. 11 March Futures	83.9	24,939
WTI Crude February Futures	46.2	13,741

Total Long Futures Contracts		$234,274

Total Notional Amount

Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Brent Crude March Futures	(60.1)%	$(17,878)
Copper February Futures	(81.5)	(24,226)
Cotton No. 02 March Futures	(101.4)	(30,166)
Gasoil February Futures	(87.5)	(26,008)
Lead February Futures	(35.8)	(10,639)
Natural Gas February Futures	(82.9)	(24,640)
New York Harbor ULSD February Futures	(84.5)	(25,135)
Silver March Futures	(65.6)	(19,510)
Zinc February Futures	(88.5)	(26,332)

Total Short Futures Contracts		$(204,274)

		$29,739

(14)	The following table represents the individual positions within the total return swap as of September 30, 2017:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Brent Crude March Futures	8.0%	$2,121
Copper March Futures	10.9	2,893
Gold 100 oz. February Futures	13.1	3,485
Lean Hogs February Futures	1.1	286
Live Cattle February Futures	2.1	548
New York Harbor ULSD January Futures	6.4	1,695
Nickel January Futures	10.1	2,677
RBOB Gasoline January Futures	9.4	2,506

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Silver March Futures	4.4%	$1,184
Soybean January Futures	17.4	4,659
Soybean Meal January Futures	7.7	2,053
Sugar No. 11 March Futures	1.4	383
WTI Crude January Futures	8.0	2,134

Total Long Futures Contracts		$26,624

Total Notional Amount		$26,624

(15)	The following table represents the individual positions within the total return swap as of September 30, 2017:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Feeder Cattle January Futures	7.4%	$946
Gas Oil December Futures	15.8	2,027
Natural Gas December Futures	5.2	665
Natural Gas January Futures	30.3	3,882
New York Harbor ULSD December Futures	6.1	780
New York Harbor ULSD January Futures	28.2	3,600
RBOB Gasoline January Futures	23.8	3,050
Soybean January Futures	31.5	4,022
Soybean Meal January Futures	31.1	3,971
WTI Crude December Futures	40.4	5,161
WTI Crude January Futures	63.3	8,089

Total Long Futures Contracts		$36,193

CASH	100.0%	$12,790

		$48,983

Total Notional Amount

Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Feeder Cattle November Futures	(7.4)%	$(946)
Gas Oil November Futures	(15.8)	(2,027)
Natural Gas November Futures	(35.6)	(4,547)
New York Harbor ULSD November Futures	(34.3)	(4,380)
RBOB Gasoline November Futures	(23.8)	(3,050)
Soybean Meal December Futures	(31.1)	(3,971)
Soybean November Futures	(31.5)	(4,022)
WTI Crude November Futures	(103.6)	(13,250)

Total Short Futures Contracts		$(36,193)

		$12,790

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	107

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

(16)	The following table represents the individual positions within the total return swap as of September 30, 2017:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum March Futures	4.6%	$460
Aluminum November Futures	2.5	251
Arabica Coffee December Futures	2.7	267
Brent Crude January Futures	7.6	761
Brent Crude March Futures	5.1	518
Cocoa December Futures	0.3	27
Copper December Futures	0.6	57
Copper March Futures	10.0	1,002
Corn December Futures	1.2	124
Cotton No. 02 December Futures	0.6	60
Cotton No. 02 March Futures	3.6	365
Gas Oil March Futures	3.2	318
Gas Oil November Futures	1.0	101
Gold 100 oz. December Futures	2.3	235
Gold 100 oz. February Futures	13.7	1,376
Hard Red Winter Wheat December Futures	2.0	200
Lead March Futures	1.4	136
Lean Hogs February Futures	2.8	281
Live Cattle December Futures	1.1	115
Live Cattle February Futures	5.4	548
Natural Gas March Futures	3.0	299

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Natural Gas November Futures	5.1%	$515
New York Harbor ULSD March Futures	4.6	460
New York Harbor ULSD November Futures	2.0	201
Nickel March Futures	2.1	213
Nickel November Futures	1.9	190
RBOB Gasoline March Futures	1.4	142
RBOB Gasoline November Futures	1.6	163
Silver December Futures	7.1	716
Silver March Futures	4.7	472
Soybean November Futures	0.4	38
Soybean Oil December Futures	1.3	129
Sugar No. 11 March Futures	0.7	70
Wheat December Futures	1.6	161
WTI Crude March Futures	3.3	333
WTI Crude November Futures	6.8	682
Zinc March Futures	5.7	578
Zinc November Futures	2.0	200

Total Long Futures Contracts		$12,764

CASH	(27.0)%	$(2,701)

Total Notional Amount		$10,063

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$2,915	$0	$444	$0	$65	$3,424
Futures	1,837	0	80	0	153	2,070
Swap Agreements	0	0	0	0	503	503

	$4,752	$0	$524	$0	$721	$5,997

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,172	$0	$4,172
Purchased Options	0	0	252	0	978	1,230
Swap Agreements	5,394	17	428	0	0	5,839

	$5,394	$17	$680	$4,172	$978	$11,241

	$10,146	$17	$1,204	$4,172	$1,699	$17,238

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$3,980	$0	$153	$0	$464	$4,597
Futures	2,517	0	369	0	58	2,944
Swap Agreements	0	150	0	0	506	656

	$6,497	$150	$522	$0	$1,028	$8,197

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,863	$0	$8,863
Written Options	48	0	148	2	99	297
Swap Agreements	8,360	270	399	0	503	9,532

	$8,408	$270	$547	$8,865	$602	$18,692

	$14,905	$420	$1,069	$8,865	$1,630	$26,889

108	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(1,262)	$0	$(1,649)	$0	$(162)	$(3,073)
Written Options	2,778	0	2,302	0	1,113	6,193
Futures	7,288	0	(3,255)	0	(2,531)	1,502
Swap Agreements	0	(2,195)	0	0	2,207	12

	$8,804	$(2,195)	$(2,602)	$0	$627	$4,634

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,332)	$0	$(3,332)
Purchased Options	(109)	0	(485)	(2)	(795)	(1,391)
Written Options	387	16	(7)	207	1,407	2,010
Swap Agreements	13,511	365	600	(3)	(53)	14,420

	$13,789	$381	$108	$(3,130)	$559	$11,707

	$22,593	$(1,814)	$(2,494)	$(3,130)	$1,186	$16,341

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(490)	$0	$(233)	$0	$40	$(683)
Written Options	1,128	0	(779)	0	(120)	229
Futures	1,493	0	(522)	0	1,192	2,163
Swap Agreements	0	(355)	0	0	(355)	(710)

	$2,131	$(355)	$(1,534)	$0	$757	$999

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,334)	$0	$(2,334)
Purchased Options	99	0	63	0	(10)	152
Written Options	(89)	(1)	(107)	63	(990)	(1,124)
Swap Agreements	(8,146)	358	(171)	0	210	(7,749)

	$(8,136)	$357	$(215)	$(2,271)	$(790)	$(11,055)

	$(6,005)	$2	$(1,749)	$(2,271)	$(33)	$(10,056)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	109

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$983	$983
Corporate Bonds & Notes
Banking & Finance	0	63,638	999	64,637
Industrials	0	19,486	0	19,486
Utilities	0	15,083	0	15,083
Municipal Bonds & Notes
West Virginia	0	166	0	166
U.S. Government Agencies	0	9,193	0	9,193
U.S. Treasury Obligations	0	676,696	0	676,696
Non-Agency Mortgage-Backed Securities	0	17,844	0	17,844
Asset-Backed Securities	0	47,078	0	47,078
Sovereign Issues	0	106,330	0	106,330
Common Stocks
Consumer Discretionary	2,366	0	0	2,366
Energy	20,852	0	0	20,852
Financials	1,045	0	0	1,045
Health Care	2,049	0	0	2,049
Industrials	1,003	0	0	1,003
Information Technology	2,155	0	0	2,155
Materials	996	0	0	996
Utilities	344	0	0	344
Exchange-Traded Funds	17,975	0	0	17,975
Real Estate Investment Trusts
Real Estate	76,896	0	0	76,896
Short-Term Instruments
Certificates of Deposit	0	14,406	0	14,406
Repurchase Agreements	0	225,641	0	225,641
Argentina Treasury Bills	0	10,936	0	10,936
Mexico Treasury Bills	0	957	0	957
U.S. Treasury Bills	0	309	0	309

	$125,681	$1,207,763	$1,982	$1,335,426

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Mutual Funds	$118,320	$0	$0	$118,320
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,712	0	0	1,712

	$120,032	$0	$0	$120,032

Total Investments	$245,713	$1,207,763	$1,982	$1,455,458

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,032	950	0	5,982
Over the counter	43	10,946	252	11,241

	$5,075	$11,896	$252	$17,223

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6,945)	(1,249)	0	(8,194)
Over the counter	(43)	(18,601)	(48)	(18,692)

	$(6,988)	$(19,850)	$(48)	$(26,886)

Total Financial Derivative Instruments	$(1,913)	$(7,954)	$204	$(9,663)

Totals	$243,800	$1,199,809	$2,186	$1,445,795

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

110	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2017 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A and Class C shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of

Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	111

Notes to Financial Statements (Cont.)

and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO Real Return Asset Fund	Daily	Monthly
PIMCO Real Return Limited Duration Fund	Daily	Monthly
PIMCO CommoditiesPLUS® Strategy Fund	Quarterly	Quarterly
PIMCO Inflation Response Multi-Asset Fund	Quarterly	Quarterly
PIMCO RealEstateRealReturn Strategy Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05 which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

112	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2017 (Unaudited)

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE

Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	113

Notes to Financial Statements (Cont.)

Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for each respective Fund.

114	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2017 (Unaudited)

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared

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Notes to Financial Statements (Cont.)

swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the

Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The PIMCO Inflation Response Multi-Asset Fund (“IRMA Fund”) may invest assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, except funds of funds, (“Underlying PIMCO Funds”) and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the IRMA Fund. The table below shows the transactions in and earnings from investments in these Underlying PIMCO Funds or Acquired Funds for the period ended September 30, 2017 (amounts in thousands†):

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Currency Fund	$113,846	$1,576	$0	$0	$2,898	$118,320	$1,576	$0
PIMCO Short-Term Floating NAV Portfolio III	140	106,410	(104,840)	2	0	1,712	10	0
Totals	$113,986	$107,986	$(104,840)	$2	$2,898	$120,032	$1,586	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders in the Notes to Financial Statements for more information.

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$663,865	$646,777	$(971,000)	$(24)	$(26)	$339,592	$3,277	$0
PIMCO Real Return Asset Fund	190	45,904	(45,000)	0	0	1,094	4	0
PIMCO Real Return Limited Duration Fund	103	1,702	(1,600)	(1)	0	204	1	0
PIMCO RealEstateRealReturn Strategy Fund	26,633	150,716	(177,200)	(3)	0	146	16	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Investment in PIMCO Short-Term Floating NAV Portfolio IV

Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$0	$423,391	$(22,001)	$(11)	$416	$401,795	$1,891	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Exchange-Traded Funds  typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, a Fund would bear a pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses a Fund bears directly in connection with its own operations. Investments in ETFs entail certain risks; in particular, investments in index ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

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Notes to Financial Statements (Cont.)

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2017, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-

backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Real Estate Investment Trusts (“REITs”)  are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will

118	PIMCO REAL RETURN STRATEGY FUNDS

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receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at September 30, 2017 are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation

Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a To-Be-Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal

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Notes to Financial Statements (Cont.)

to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

120	PIMCO REAL RETURN STRATEGY FUNDS

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(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Barrier Options  (“Barrier Options”) are options, which may be written or purchased, with non-standard payout structures or other features. Barrier Options are generally traded OTC. A Fund may invest in various types of Barrier Options including down-and-in, down-and-out and up-and-in options. Down-and in and up-and-in options are similar to standard options, except that the option expires worthless to the purchaser of the option if the price of the underlying instrument does, or does not reach a specific barrier price level prior to the option’s expiration date. Down-and-out options expire worthless to the purchaser of the option if the price of the underlying instrument reaches a specific barrier price level prior to the option’s expiration date.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

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Notes to Financial Statements (Cont.)

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Commodity Futures Contracts  are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Options on Exchange-Traded Funds  use a specified exchange-traded fund as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Indices  (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but

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may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Commodity Forward Swap Agreements  (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced

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Notes to Financial Statements (Cont.)

entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments.

These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

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Volatility Swap Agreements,  also known as forward volatility agreements and volatility swaps, are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, a Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL RISKS

In the normal course of business, the Funds (or Underlying PIMCO Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Except with regard to the Investments in Mutual Funds subsection (if any), and unless stated otherwise, any reference in the below subsections to a “Fund” includes the Fund, and, where applicable, Acquired Funds and Underlying PIMCO Funds.

Investments in Mutual Funds  To the extent that certain Funds invest substantially all of their respective assets in Underlying PIMCO Funds, the risks associated with investing in these Funds will be closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Funds to achieve their respective investment objectives may depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Funds will be achieved. The NAV of each Fund will fluctuate in response to changes in the respective NAV of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Funds correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the assets of the Funds are allocated from time to time for investment in the Underlying PIMCO Funds, which will vary. Investing in Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

Certain Funds’ investment performance depends upon how each Fund’s assets are allocated and reallocated according to each Fund’s asset allocation targets and ranges. A principal risk of investing in each Fund is that the Funds’ asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Funds, but there is no guarantee that such allocation techniques will produce the desired results.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund may decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics.

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Notes to Financial Statements (Cont.)

Convexity is an additional measure used to understand a security’s or Fund’s interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Funds currently face a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value. If a Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, a Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of purchase or redemption requests. Large shareholder transactions may impact a Fund’s liquidity and net asset value. Such transactions may also increase a Fund’s transaction costs or otherwise cause a Fund to perform differently than intended. Moreover, the Funds are subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, seeks to minimize counterparty risks to the Funds through a number of

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ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. MASTER ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S.

dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

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Notes to Financial Statements (Cont.)

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class		Class D	Class A		Class C
PIMCO Real Return Asset Fund	0.30%	0.25%	0.35%	0.25%	*	N/A	N/A		N/A
PIMCO Real Return Limited Duration Fund(1)	0.20%	0.20%	0.30%	0.20%	*	0.35%	0.35%	*	0.35%	*
PIMCO RealEstateRealReturn Strategy Fund	0.49%	0.25%	0.35%	0.25%	*	0.40%	0.40%		0.40%
PIMCO CommoditiesPLUS® Strategy Fund	0.49%	0.25%	0.35%	0.25%		0.45%	0.45%		0.45%
PIMCO Inflation Response Multi-Asset Fund	0.44%	0.25%	0.35%	0.25%	*	N/A	0.45%		0.45%	~

(1)	PIMCO has contractually agreed, through July 31, 2018, to reduce its advisory fee by 0.01% of the average daily net assets of the Fund.
*	This particular share class has been registered with the SEC, but has not yet launched.
~	This share class was liquidated during the reporting period.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and

Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to

128	PIMCO REAL RETURN STRATEGY FUNDS

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0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
PIMCO Real Return Limited Duration Fund	0.30%	0.25%
All other Funds	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class & Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2017, the Distributor retained $4,268,594 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000, the valuation oversight committee lead receives an additional annual retainer of $11,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $5,750) and the governance committee chair receives an additional annual retainer of $4,500. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Fee Waiver Agreement, PIMCO contractually agreed to reduce its Advisory Fee for the PIMCO Real Return Limited Duration Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	129

Notes to Financial Statements (Cont.)

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) at September 30, 2017 were as follows (amounts in thousands†):

	Expiring Within
Fund Name	12 months	13-24 months	25-36 months	Total
PIMCO Real Return Limited Duration Fund	$0	$78	$1	$79

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the IRMA Fund are based upon an allocation of the IRMA Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class and Class M shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses for the Fund will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the IRMA Fund’s assets.

PIMCO has contractually agreed, through July 31, 2018, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the IRMA Fund in an amount equal to the expenses attributable to the management fees of Underlying PIMCO Funds indirectly incurred by the IRMA Fund in connection with its investments in Underlying PIMCO Funds, to the extent the IRMA Fund’s management fees are greater than or equal to the management fees of the Underlying PIMCO Funds. The waiver is reflected on the Consolidated Statements of Operations as a component of Waiver and/ or Reimbursement by PIMCO. For the period ended September 30, 2017, the amount was $492,458.

PIMCO Cayman Commodity Fund III and VII, Ltd. (each a “Commodity Subsidiary”), has entered into a separate contract with PIMCO for the management of each Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from each Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by each Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with each Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2017, the amount was $3,641,079 See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2017, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Real Return Asset Fund	$226	$111
PIMCO RealEstateRealReturn Strategy Fund	18,194	146
PIMCO CommoditiesPLUS® Strategy Fund	20,282	36
PIMCO Inflation Response Multi-Asset Fund	412	2,241

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held

130	PIMCO REAL RETURN STRATEGY FUNDS

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by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2017, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Real Return Asset Fund	$214,868	$181,135	$39,515	$11,714
PIMCO Real Return Limited Duration Fund	6,785	4,538	913	514
PIMCO RealEstateRealReturn Strategy Fund	1,831,902	1,055,979	261,792	83,322
PIMCO CommoditiesPLUS® Strategy Fund	430,989	446,373	311,503	215,740
PIMCO Inflation Response Multi-Asset Fund	1,044,195	1,063,873	181,285	117,700

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	131

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Real Return Asset Fund						PIMCO Real Return Limited Duration Fund
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017				Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares		Amount		Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	4,420	$36,749	10,820		$90,031		222	$2,177	502	$4,969
Class P	519	4,311	1,272		10,686		0	0	3	33
Administrative Class	0	0	0		0		0	0	0	0
Class D	0	0	2,906	(a)	24,341	(a)	11	110	27	255
Class A	0	0	0		0		0	0	0	0
Class C	0	0	0		0		0	0	0	0
Issued as reinvestment of distributions
Institutional Class	382	3,166	1,038		8,820		8	77	10	95
Class P	19	158	22		186		0	0	0	0
Administrative Class	0	0	0		0		0	0	0	0
Class D	0	0	10	(a)	79	(a)	0	2	0	1
Class A	0	0	0		0		0	0	0	0
Class C	0	0	0		0		0	0	0	0
Cost of shares redeemed
Institutional Class	(4,381)	(36,361)	(169,826)		(1,436,845)		(32)	(316)	0	(1)
Class P	(384)	(3,185)	(323)		(2,696)		0	0	0	0
Administrative Class	0	0	0		0		0	0	0	0
Class D	0	0	(3,158	)(a)	(26,086	)(a)	(6)	(63)	(2)	(15)
Class A	0	0	0		0		0	0	0	0
Class C	0	0	0		0		0	0	0	0
Net increase (decrease) resulting from Fund share transactions	575	$4,838	(157,239)		$(1,331,484)		203	$1,987	540	$5,337

132	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2017 (Unaudited)

PIMCO RealEstateRealReturn Strategy Fund					PIMCO CommoditiesPLUS® Strategy Fund				PIMCO Inflation Response Multi-Asset Fund
Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017			Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)				Year Ended 03/31/2017
Shares	Amount	Shares	Amount		Shares	Amount	Shares	Amount	Shares		Amount		Shares		Amount

91,288	$755,252	37,209	$304,402		114,367	$679,390	124,577	$738,204	7,150		$62,398		18,849		$162,482
1,064	8,664	5,004	40,668		5,391	31,717	8,556	52,284	259		2,268		973		8,267
0	0	0	0		124	734	1,203	7,145	0		0		0		0
2,084	15,637	10,838	82,345		14,356	88,520	21,835	135,950	0		0		754	(a)	6,463	(a)
2,196	16,509	9,079	68,555		1,697	9,844	3,394	20,791	50		427		280		2,391
210	1,380	2,208	14,433		578	3,230	442	2,581	29	(b)	237	(b)	186		1,565

715	6,010	1,224	9,958		35,742	202,411	1,773	10,787	2,836		24,767		1,491		12,830
29	240	95	760		1,889	10,639	98	592	23		199		9		80
0	0	0	0		102	575	5	27	0		0		0		0
57	438	216	1,604		2,944	16,161	88	534	0		0		0	(a)	0	(a)
65	492	240	1,778		354	1,974	8	45	23		201		9		76
22	146	49	308		128	694	0	0	2	(b)	17	(b)	1		11

(11,506)	(95,364)	(32,023)	(261,347)		(37,523)	(220,285)	(179,904)	(1,088,016)	(19,068)		(165,474)		(16,643)		(141,571)
(2,633)	(21,395)	(6,390)	(50,633)		(7,030)	(40,921)	(16,375)	(98,694)	(137)		(1,188)		(295)		(2,531)
0	0	0	0		(213)	(1,264)	(1,117)	(6,549)	0		0		0		0
(5,046)	(38,150)	(14,862)	(110,448	)f	(39,166)	(213,777)	(11,657)	(69,325)	0		0		(1,724	)(a)	(14,694	)(a)
(7,385)	(55,382)	(14,760)	(109,726)		(2,506)	(14,371)	(2,782)	(16,795)	(155)		(1,347)		(372)		(3,182)
(3,447)	(22,637)	(12,247)	(79,319)		(551)	(3,172)	(583)	(3,398)	(268	)(b)	(2,262	)(b)	(152)		(1,277)
67,713	$571,840	(14,120)	$(86,662)		90,683	$552,099	(50,439)	$(313,837)	(9,256)		$(79,757)		3,366		$30,910

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D Shares liquidated at the close of business on January 13, 2017.
(b)	Class C Shares liquidated at the close of business on July 28, 2017.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, for the period ended September 30, 2017. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties
PIMCO Real Return Asset Fund	0	2	0%	43%
PIMCO Real Return Limited Duration Fund	0	2	0%	47%
PIMCO RealEstateRealReturn Strategy Fund	0	2	0%	61%
PIMCO CommoditiesPLUS® Strategy Fund	0	2	0%	50%
PIMCO Inflation Response Multi-Asset Fund	1	0	45%	0%

14. BASIS FOR CONSOLIDATION

Each Commodity Subsidiary, Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO CommoditiesPLUS® Strategy Fund and PIMCO Inflation Response Multi-Asset Fund (“Consolidated Funds”),

respectively, in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	133

Notes to Financial Statements (Cont.)

Consolidated Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Funds and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of each Commodity Subsidiary to its respective Consolidated Fund (amounts in thousands).

	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund
	PIMCO Cayman Commodity Fund III, Ltd.	PIMCO Cayman Commodity Fund VII, Ltd.
Date of Incorporation	04/14/2010	08/01/2011
Subscription Agreement	05/07/2010	08/31/2011
Consolidated Fund Net Assets	$2,897,983	$987,713
Subsidiary % of Fund Net Assets	31.6%	32.3%
Subsidiary Financial Statement Information
Total assets	$1,411,436	$345,387
Total liabilities	495,854	26,129
Net assets	$915,582	$319,258
Total income	4,677	1,766
Net investment income (loss)	1,893	717
Net realized gain (loss)	111,032	24,701
Net change in unrealized appreciation (depreciation)	(38,798)	(6,908)
Increase (decrease) in net assets resulting from operations	$74,127	$18,510

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2017, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

The Fund may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which invests primarily in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and/or other fixed income instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from

134	PIMCO REAL RETURN STRATEGY FUNDS

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commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Commodity Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a

Fund’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

The IRS recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to the Commodity Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Commodity Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

As of their last fiscal year ended March 31, 2017, the Funds had accumulated capital losses expiring in the following years (amounts in thousands†). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses(1)
Fund Name	03/31/2018	03/31/2019
PIMCO Real Return Asset Fund	$0	$0
PIMCO Real Return Limited Duration Fund	0	0
PIMCO RealEstateRealReturn Strategy Fund	49,321	0
PIMCO CommoditiesPLUS® Strategy Fund	0	0
PIMCO Inflation Response Multi-Asset Fund	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2017, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

Fund Name	Short-Term	Long-Term
PIMCO Real Return Asset Fund	$58,522	$29,762
PIMCO Real Return Limited Duration Fund	27	0
PIMCO RealEstateRealReturn Strategy Fund	42,480	0
PIMCO CommoditiesPLUS® Strategy Fund	69,866	27,599
PIMCO Inflation Response Multi-Asset Fund	18,341	16,330

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	135

Notes to Financial Statements (Cont.)

September 30, 2017 (Unaudited)

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
PIMCO Real Return Asset Fund	$454,403	$8,387	$(11,461)	$(3,074)
PIMCO Real Return Limited Duration Fund	12,685	83	(112)	(29)
PIMCO Real Estate Real Return Strategy Fund	2,776,695	52,639	(42,635)	10,004
PIMCO Commodities PLUS® Strategy Fund	3,292,067	134,739	(117,864)	16,875
PIMCO Inflation Response Multi-Asset Fund	1,453,122	63,887	(73,195)	(9,308)

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

17. SUBSEQUENT EVENTS

On November 15, 2017, the Board approved the liquidation of the Class P and Class D shares of PIMCO Real Return Limited Duration Fund. The liquidation of the Class P and Class D shares is expected to occur on January 31, 2018.

There were no other subsequent events identified that require recognition or disclosure.

136	PIMCO REAL RETURN STRATEGY FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BCY	Barclays Capital, Inc.	GRE	RBS Securities, Inc.	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	PER	Pershing LLC
BOM	Bank of Montreal	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	JPS	JPMorgan Securities, Inc.	SGY	Societe Generale, New York
BSN	Bank of Nova Scotia	MAC	Macquarie Bank Limited	SOG	Societe Generale
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	TOR	Toronto Dominion Bank
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
FICC	Fixed Income Clearing Corporation	NAB	National Australia Bank Ltd.

Currency Abbreviations:
ARS	Argentine Peso	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
AUD	Australian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	THB	Thai Baht
COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	OTC	Over the Counter
CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CPTFEMU	Eurozone HICP ex-Tobacco Index	LIBOR01M	1 Month USD-LIBOR
API2YCL	Steam Coal CIF ARA 2018 Forward Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR03M	3 Month USD-LIBOR
ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	LLS	Light Louisiana Sweet Crude
BCOMERF211A	Bloomberg Custom Index	CUAC	Corn-Ethanol Spread Calendar Swap	MQCP563E	Macquarie MQCP563E Custom Commodity Index
BCOMERF311A	Bloomberg Custom Index	CVICXMB	Citi Congestion Ex PM Index	MXUDI	Mexican Unidades De Inversion Index
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NAPGASFO	Naphtha Fuel Oil Spread
BCOMF2	Bloomberg Commodity Index 2 Months Forward	EUR003M	3 Month EUR Swap Rate	OREXIO	Iron Ore Spread
BCOMF3	Bloomberg Commodity Index 3 Months Forward	EUR006M	6 Month EUR Swap Rate	PLATGOLD	Platinum-Gold Spread
BCOMGC	Bloomberg Gold Sub-Index	EUR5050	European 50/50 Refining Margin	S&P 500	Standard & Poor’s 500 Index
BCOMSK	Bloomberg Commodity Index	EURMARGIN	European Refined Margin	SLVRLND	London Silver Market Fixing Ltd.
BCOMTR	Bloomberg Commodity Index Total Return	EURSIMP	Weighted Basket of Refined Products	SPGCIAP	S&P GSCI Aluminum ER
BP0003M	3 Month GBP-LIBOR	EUSA5	5 Year EUR Annual Swap Rate	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
BPSW5	5 Year GBP Swap Rate	FRCPXTOB	France Consumer Price ex-Tobacco Index	SPGCINP	S&P GSCI Industrial Metals ER
BRENT	Brent Crude	GOLDLNPM	London Gold Market Fixing Ltd. PM	SPSIBKT	S&P Banks Select Industry TR Index
CAW	California Carbon Allowance Vintage Future	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	UKRPI	United Kingdom Retail Prices Index
CDX.HY	Credit Derivatives Index - High Yield	HSFOEW	High Sulfur Fuel Oil-East West Fuel Oil Spread Swap	ULSD	Ultra-Low Sulfur Diesel
CDX.IG	Credit Derivatives Index - Investment Grade	JMABCTNE	J.P. Morgan JMABCTNE Commodity Index	US0001M	1 Month USD Swap Rate
CLCAL	WTI Crude cash-settled calendar swap	JMABDEW2	JP Morgan JMABDEW2 Custom Commodity Index	US0003M	3 Month USD Swap Rate
CMBX	Commercial Mortgage-Backed Index	JMABFNJ	J.P. Morgan FNJ Index	US0006M	6 Month USD Swap Rate
CMDSKEWLS	Cboe SKEW Index is an index derived from the price of S&P 500 tail risk	JMABNIC	JPMorgan Nic Custom Index	US0012M	12 Month USD Swap Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	JMABNIC4	JP Morgan JMABNIC4 Custom Commodity Index	USSW5	5 Year USSW Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	137

Glossary: (abbreviations that may be used in the preceding statements) (Cont.)

(Unaudited)

Other Abbreviations:
ABS	Asset-Backed Security	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	RMBS	Residential Mortgage-Backed Security
ALT	Alternate Loan Trust	MSCI	Morgan Stanley Capital International	TBA	To-Be-Announced
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	U&I	Up and In Barrier Option
D&I	Down and In Barrier Option	oz.	Ounce	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
DAC	Designated Activity Company	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust	YOY	Year-Over-Year
LIBOR	London Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

138	PIMCO REAL RETURN STRATEGY FUNDS

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 21-22, 2017, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2018. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2018. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2018.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the

Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 21-22, 2017 meeting. The Independent Trustees also conducted an in-person meeting and a telephonic meeting with counsel to the Trust and the Independent Trustees on July 21, 2017 and August 18, 2017 respectively, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements the Board received comparative information on the performance as well as the fees and expenses of other peer group funds and share classes. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to potential proposed changes in advisory fees and supervisory and administrative fees for

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	139

Approval of Investment Advisory Contract and Other Agreements (Cont.)

certain series of the Trust. The Board also received supplemental information regarding: profitability of the Trust and PIMCO, potential shareholder and market reaction to the fee changes, the context in which the current supervisory and administrative fees were established and the increased expenses borne by PIMCO in the process of providing administrative and supervisory services.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management, compliance and risk management, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time.

In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2016, including, but not limited to: continuing enhancement of its analytics and technology systems by upgrading hardware and software; enhancing data processing and security and development of tools and applications to support Portfolio Management, Compliance, Analytics, Risk Management, Client Reporting and Customer Relationship Management; continuing investment in its enterprise risk management function including PIMCO’s cybersecurity program; developing the PIMCO Global Advisory Board and continuing to hire new portfolio managers; expanding the Funds and Operations Group global operating model; developing a website monitoring application to ensure accurate data content; adding staff to fund accounting and financial reporting; engaging a third party to perform an independent assessment of PIMCO’s proprietary accounting application and enhancing the same system to provide portfolio managers with more timely and high quality income reporting; establishing a Fund Treasurer’s Office; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; redesigning shareholder statements to be more user friendly and enable e-delivery; and continuing expansion of the pricing portal and the proprietary performance reconciliation tool.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE

140	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 and other performance data, as available, over short- and long-term periods ended June 30, 2017 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 21-22, 2017 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of March 31, 2017, 91%, 68% and 98% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of June 30, 2017, 82%, 84% and 91% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Funds. The Board noted that, based upon this review, PIMCO may propose advisory fee or supervisory and administrative fee changes where (i) a Fund’s long-term performance warrants additional consideration; (ii) there is a notable aid to market position; (iii) a Fund’s fee does not reflect the current level of supervision or administrative fees provided to the Fund; or (iv) PIMCO would like to change a Fund’s overall strategic positioning.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO

142	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that, as the Funds’ business has become increasingly complex, and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs, such as service provider costs, are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Changes to Advisory Fees and Supervisory and Administration Fees

The Board considered PIMCO’s proposals to increase the supervisory and administrative fees for all classes of the PIMCO Income Fund and Class D for each of the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and the PIMCO Total Return Fund. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering these proposals the Board noted that PIMCO is continuing waivers for certain Funds.

The Board considered the following factors in connection with the increase in the supervisory and administrative fees for all classes of the PIMCO Income Fund: additional supervisory services provided to the Fund; additional data provided in meeting materials; PIMCO senior management time, resources, and oversight provided in connection with overseeing the distinct process and governance structure for managing the Fund’s level dividend strategy; and the potential impact of the fee increase on PIMCO’s profitability. The Board further considered the growth in PIMCO Income Fund assets under management and the Fund’s implementation of a more sophisticated strategy as factors contributing to the need for additional supervisory and administrative resources. In reviewing the higher proposed fee increase for Class D shares of the Income Fund as compared to other share classes, the Trustees also considered the factors discussed below in connection with the fee increase for Class D of certain Funds as the primary drivers for the higher fee increase for Class D shares of the Income Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	143

Approval of Investment Advisory Contract and Other Agreements (Cont.)

In considering the proposed fee increase for Class D of certain Funds, the Board reviewed data comparing each of the PIMCO Income Fund, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Total Return Fund fees to their respective “Peer Groups.” The Board noted that the Class D fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Trustees took into account the following primary drivers for the fee increase for Class D of certain Funds: (i) the current Class D pricing does not appropriately account for payments by PIMCO to third parties for sub-transfer agent and sub-accounting services, which payments are trending upward, and (ii) the current legacy pricing of this share class does not adequately include the larger supervisory services necessary to oversee intermediaries.

In considering the proposal to increase the supervisory and administrative fee for Class D of the PIMCO Total Return Fund, the Board noted that the fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering the proposed fee increase the Board reviewed data comparing each of the PIMCO Total Return Fund fees to their respective “Peer Groups.” The Trustees also considered the factors discussed above in connection with the fee increase for Class D of certain Funds as the primary drivers for the fee increase. The Board then discussed the proposed reduction by five basis points of the supervisory and administrative fee for Class A of the PIMCO Total Return Fund. The Board noted PIMCO’s belief that the then current supervisory and administrative fees for the PIMCO Total Return Fund Class A are appropriate in light of the comprehensive supervisory and administrative services performed by PIMCO and associated risks borne by PIMCO with respect to Class A shares of the Fund. The Board noted that, notwithstanding the appropriateness of the then current supervisory and administrative fee, in order to enhance the Fund’s competitive positioning, PIMCO was proposing the five basis point reduction in Class A share supervisory and administrative fees. The Board also noted that if the Class A share and Class D share proposals were both approved, the supervisory and administrative fees for Class A shares and Class D shares of the PIMCO Total Return Fund would be aligned.

The Board considered PIMCO’s proposal to reduce the advisory fee for each of the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Global Advantage® Strategy Bond Fund by five basis points. The Board noted that the reduction of the advisory fee for the PIMCO Global

Advantage® Strategy Bond Fund was being proposed in connection with other proposed and upcoming changes to the Fund’s benchmarks. The Board also considered that the proposed reduction in advisory fees for these Funds is in response to each Fund’s challenged performance history and is intended to result in a potential positive reaction from a marketing perspective.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Unconstrained Bond Fund by five basis points, reduce the supervisory and administrative fee by five basis points for each share class of the Fund, and waive the Fund’s advisory fee by one basis point for an initial term through July 31, 2019. The Board considered that the purpose of the proposal is to improve strategic positioning for the Fund. The Board noted that all reductions, increases and fee waivers discussed above would be effective October 2, 2017.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, after the proposals to increase or decrease the fees (as applicable), are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year due to decreased corporate expenses and expenses paid to third parties. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board further noted PIMCO’s engagement of a third party to review and to make recommendations regarding PIMCO’s processes supporting its profitability estimation materials. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and

144	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	145

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4006SAR_093017

PIMCO Funds

Semiannual

Report

September 30, 2017

Short Duration Strategy Funds

PIMCO Government Money Market Fund

PIMCO Low Duration Fund II

PIMCO Low Duration ESG Fund

PIMCO Short Asset Investment Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2017, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

During the first half of the reporting period, most risk assets generally gained while global interest rates adjusted higher. Geopolitics, including elections in several countries as well as political controversy in both the U.S. and Brazil, dominated headlines and contributed to brief periods of market volatility. In the U.S., the Federal Reserve (“Fed”) raised the Federal Funds Rate in June by 0.25% to a range of 1.00% to 1.25%, and unveiled details of its plan to gradually unwind its balance sheet. The Fed continued to move away from “zero bound” interest rates as financial conditions eased. As a result, the U.S. Treasury yield curve flattened as front-end yields rose while longer-term interest rates fell, partly reflecting tepid inflationary trends and falling oil prices. A perceived hawkish shift in tone from other major central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”), and the Bank of Canada (“BOC”), helped move most developed market (“DM”) yields higher even as longer-term U.S. interest rates actually fell during this period.

During the second half of the reporting period, geopolitical uncertainties continued, including escalating tensions between the U.S. and North Korea and political turmoil in the U.S., which weighed on yields early in the second quarter, though risk assets were generally resilient. Meanwhile, DM central banks shifted towards a reduction in accommodation that pushed DM yields higher toward the end of the period: For example, the Fed detailed plans to unwind its balance sheet, the BOE and ECB suggested reduced stimulus on the horizon, and the BOC raised interest rates twice after a seven-year gap. Still, the fundamental backdrop remained largely intact and the broader risk rally continued as equities marched higher, credit spreads tightened, and emerging market (“EM”) assets strengthened.

Financial market highlights of the six-month reporting period include:

∎

U.S. Treasury yields rose across the front-end of the yield curve partly due to the Fed’s interest rate hikes, but declined across intermediate and longer-term maturities. The yield on the benchmark ten-year U.S. Treasury note was 2.33% at the end of the reporting period, down from 2.40% on March 31, 2017 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.58% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.31% over the reporting period.

∎

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 0.46% over the reporting period, as represented by the Bloomberg Barclays U.S. TIPS Index. Real yields rose sharply at the front-end of the real yield curve as the Fed raised interest rates twice in March and again in June. The Fed maintained its hawkish tone at its September meeting as it unveiled plans for balance sheet normalization and reiterated intentions of another interest rate hike later in the year. Breakeven rates dipped lower across all maturities as weak Consumer Price Index (“CPI”) reports and tepid wage growth outweighed a recovery in crude oil prices later in the reporting period.

∎

Diversified commodities posted modest losses, as represented by the Bloomberg Commodity Index Total Return, which declined 0.56% over the reporting period. Within energy, gains in gasoline products were offset by losses in natural gas, which sold off on high production data. Within agriculture, soft commodities notably underperformed as sugar spent the first half of the year reversing 2016 gains and was further weighed down by political scandals in Brazil, a large sugar producer. Base metals pushed higher from continued expansionary Chinese activity and a weaker U.S. dollar.

∎

Agency mortgage-backed securities (“MBS”) returned 1.84% over the reporting period, as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index. Despite investor anticipation of Fed balance sheet tapering later

2	PIMCO SHORT DURATION STRATEGY FUNDS

in the year, the asset class outperformed like-duration U.S. Treasuries, as interest rates remained range-bound and refinancing was low. Non-Agency MBS continued to perform well due to improving housing fundamentals, limited new issuance, and sustained investor risk appetite.

∎

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 3.73% over the reporting period. Investment grade credit spreads tightened due to corporate earnings strength, relatively low volatility, and strong investor demand for high grade retail mutual funds and exchange-traded funds (“ETFs”). The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 4.22% over the reporting period, benefiting from strong returns from the financial sector, namely banking and insurance.

∎

Tax-exempt municipal bonds returned 3.04% over the reporting period, as represented by the Bloomberg Barclays Municipal Bond Index. The municipal bond market benefited from favorable technical dynamics as the prospects for near-term tax reform declined during the period. High yield municipal bonds outperformed modestly despite a drawdown in Puerto Rico debt following the devastation of Hurricane Maria.

∎

EM debt sectors generally benefited from improving fundamentals as growth remained positive and inflationary pressures waned. External headwinds also receded, with commodity prices remaining range-bound, China finding near-term stability, and the threat of protectionist trade policy fading. Robust inflows into the EM asset class provided an additional boost to performance during the reporting period. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.65% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 7.30% over the reporting period.

∎

Global equities generally posted positive returns in response to continued supportive central bank policies and healthy investor risk appetite. U.S. equities, as represented by the S&P 500 Index, returned 7.71% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 14.66% over the reporting period. Global equities, as represented by the MSCI World Index, returned 9.06% over the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2017

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Government Money Market Fund, PIMCO Low Duration Fund II, PIMCO Low Duration ESG Fund and PIMCO Short Asset Investment Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk, reverse repurchase agreements and other borrowings risk, responsible investing risk and short exposure risk. A complete description of these and other risks is contained in each Fund’s prospectus.

The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed

4	PIMCO SHORT DURATION STRATEGY FUNDS

securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The PIMCO Government Money Market Fund operates as a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940. Government money market funds are permitted to transact fund shares at a NAV calculated using the amortized cost valuation method.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first. Class C shares are subject to a 1% CDSC, which may apply in the first year. (These charges do not apply to the PIMCO Government Money Market Fund.) The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class M, Class P, Administrative Class, Class D, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class M, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class M	Class P	Administrative Class	Class D	Class A	Class C	Diversification Status
PIMCO Government Money Market Fund	01/27/09	05/13/16	01/27/09	05/14/09	05/13/16	—	05/14/09	05/14/09	Diversified
PIMCO Low Duration Fund II	10/31/91	10/31/91	—	—	02/02/98	—	—	—	Diversified
PIMCO Low Duration ESG Fund	12/31/96	12/31/96	—	11/19/10	03/19/99	—	—	—	Diversified
PIMCO Short Asset Investment Fund	05/31/12	05/31/12	12/21/15	05/31/12	05/31/12	05/31/12	05/31/12	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	5

Important Information About the Funds (Cont.)

other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Government Money Market Fund

Institutional Class - PGYXX	Administrative Class - PGOXX
Class M - PGFXX	Class A - AMAXX
Class P - PGPXX	Class C - AMGXX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of 09/30/2017†§

Repurchase Agreements	81.4%
Short-Term Notes	11.2%
U.S. Treasury Bills	3.7%
Government Agency Debt	2.3%
U.S. Treasury Obligations	1.1%
U.S. Treasury Cash Management Bills	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2017
	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	Fund Inception (01/27/09)
PIMCO Government Money Market Fund Institutional Class	1.04%	0.97%	0.43%	0.61%	0.19%	0.15%
PIMCO Government Money Market Fund Class M	1.03%	0.96%	0.42%	0.61%	0.19%	0.15%
PIMCO Government Money Market Fund Class P	0.93%	0.86%	0.37%	0.51%	0.15%	0.11%
PIMCO Government Money Market Fund Administrative Class	1.04%	0.97%	0.43%	0.61%	0.19%	0.15%
PIMCO Government Money Market Fund Class A	0.88%	0.81%	0.35%	0.46%	0.13%	0.10%
PIMCO Government Money Market Fund Class C	0.88%	0.81%	0.35%	0.46%	0.13%	0.10%
Citi 3-Month Treasury Bill Index			0.44%	0.64%	0.19%	0.16%♦
Lipper Institutional U.S. Government Money Markets Funds Average			0.28%	0.38%	0.10%	0.09%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 01/31/2009.

Money market funds are not insured or guaranteed by FDIC or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields are computed by SEC-prescribed calculations and are subject to change.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Class M shares. The prior Class M performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.19% for Institutional Class shares, 0.19% for Class M shares, 0.29% for Class P shares, 0.19% for Administrative Class shares, 0.34% for Class A shares, and 0.34% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Government Money Market Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund invests 100% of its total assets in (i) cash, (ii) U.S. government securities, such as U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities), and (iii) repurchase agreements that are collateralized fully by such U.S. government securities or cash. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund had greater exposure to high-quality and short-maturity assets during the reporting period.

»	The Fund’s weighted average maturity remained low over the reporting period, reducing its sensitivity to interest rate changes.

»	The Fund maintained its high level of collateralized repurchase agreement holdings to maintain a stable net asset value and liquidity profile.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	7

PIMCO Low Duration Fund II

Institutional Class - PLDTX	Administrative Class - PDFAX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Short-Term Instruments‡	47.0%
U.S. Government Agencies	27.9%
Corporate Bonds & Notes	16.1%
Non-Agency Mortgage-Backed Securities	5.7%
Asset-Backed Securities	3.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/31/91)
PIMCO Low Duration Fund II Institutional Class	1.09%	1.30%	0.98%	2.72%	4.36%
PIMCO Low Duration Fund II Administrative Class	0.97%	1.04%	0.72%	2.47%	4.10%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.41%	0.24%	0.63%	1.70%	3.82%
Lipper Short Investment Grade Debt Funds Average	1.03%	1.46%	1.14%	2.16%	4.06%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.54% for Institutional Class shares, and 0.79% for Administrative Class shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Low Duration Fund II seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated A or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	U.S. interest rate strategies contributed to performance, due to underweight exposure to U.S. 1-3 year interest rates and as front-end U.S. interest rates rose.

»	Exposure to investment grade corporate securities contributed performance, as these securities generally posted positive total returns.

»	Holdings of securitized debt contributed to performance, as these securities generally posted positive total returns.

»

Exposure to U.S. Treasury Inflation-Protected Securities detracted from performance mainly during the first half of the reporting period, as these securities posted negative total returns during this time period.

»	Exposure to municipal securities contributed to performance, as these securities generally posted positive total returns.

8	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Low Duration ESG Fund

Institutional Class - PLDIX	Administrative Class - PDRAX
Class P - PLUPX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Corporate Bonds & Notes	41.3%
U.S. Government Agencies	24.8%
Short-Term Instruments	23.7%
Asset-Backed Securities	4.6%
Non-Agency Mortgage-Backed Securities	3.5%
Sovereign Issues	2.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Low Duration ESG Fund Institutional Class	1.31%	1.77%	1.14%	3.04%	4.09%
PIMCO Low Duration ESG Fund Class P	1.26%	1.67%	1.04%	2.94%	3.99%
PIMCO Low Duration ESG Fund Administrative Class	1.19%	1.52%	0.88%	2.78%	3.83%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.41%	0.24%	0.63%	1.70%	3.30%
Lipper Short Investment Grade Debt Funds Average	1.03%	1.46%	1.14%	2.16%	3.44%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.55% for Institutional Class shares, 0.65% for Class P shares, and 0.80% for Administrative Class shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Low Duration ESG Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production of coal, or in the production or trade of pornographic materials. In addition, the Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services or the manufacture of pharmaceuticals, unless the issuer derives 100% of its gross revenues from products or services designed to protect and improve the quality of human life, as determined on the basis of information available to PIMCO. In addition, the Fund will not invest directly in securities of issuers that are engaged in certain business activities in or with the Republic of the Sudan. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	U.S. interest rate strategies contributed to performance, due to underweight exposure to U.S. 1–3 year interest rates and as front-end interest rates rose.

»	Exposure to investment grade corporate securities contributed to performance, as these securities generally posted positive total returns.

»	Holdings of securitized debt contributed to performance, as these securities generally posted positive total returns.

»	Underweight exposure to French interest rates detracted from performance, as French interest rates fell.

»

Exposure to U.S. Treasury Inflation-Protected Securities detracted from performance during the first half of the reporting period, as these securities posted negative total returns during this time period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	9

PIMCO Short Asset Investment Fund

Institutional Class - PAIDX	Administrative Class - PAIQX
Class M - PAMSX	Class D - PAIUX
Class P - PAIPX	Class A - PAIAX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Corporate Bonds & Notes	47.1%
Short-Term Instruments‡	24.8%
Asset-Backed Securities	12.4%
Sovereign Issues	4.8%
U.S. Treasury Obligations	4.2%
U.S. Government Agencies	4.0%
Non-Agency Mortgage-Backed Securities	1.6%
Municipal Bonds & Notes	1.0%
Other	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (05/31/12)
PIMCO Short Asset Investment Fund Institutional Class	0.98%	2.02%	1.08%	1.27%
PIMCO Short Asset Investment Fund Class M	0.98%	2.02%	1.08%	1.27%
PIMCO Short Asset Investment Fund Class P	0.93%	1.92%	0.98%	1.16%
PIMCO Short Asset Investment Fund Administrative Class	0.83%	1.75%	0.82%	1.01%
PIMCO Short Asset Investment Fund Class D	0.81%	1.67%	0.73%	0.92%
PIMCO Short Asset Investment Fund Class A	0.80%	1.67%	0.72%	0.91%
PIMCO Short Asset Investment Fund Class A (adjusted)	(1.45)%	(0.62)%	0.27%	0.48%
Citi 3-Month Treasury Bill Index	0.44%	0.64%	0.19%	0.19%
Lipper Ultra-Short Obligation Funds Average	0.68%	1.24%	0.66%	0.76%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.36% for Institutional Class shares, 0.36% for Class M Shares, 0.46% for Class P shares, 0.61% for Administrative Class shares, 0.71% for Class D shares, and 0.71% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Short Asset Investment Fund seeks maximum current income, consistent with daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to investment grade corporate securities benefited performance, as these securities generally posted positive total returns.

»	Underweight exposure to front-end U.S. duration contributed to performance, as front-end U.S. interest rates rose.

»	Exposure to securitized debt contributed to performance, as these securities generally posted positive total returns.

»	Holdings of U.S. dollar-denominated emerging market debt contributed to performance, as U.S. dollar-denominated emerging market securities generally posted positive total returns.

10	PIMCO SHORT DURATION STRATEGY FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2017 to September 30, 2017 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Government Money Market Fund
Institutional Class	$1,000.00	$1,004.30	$0.90	$1,000.00	$1,024.03	$0.91	0.18%
Class M	1,000.00	1,004.20	0.90	1,000.00	1,024.03	0.91	0.18
Class P	1,000.00	1,003.70	1.40	1,000.00	1,023.54	1.41	0.28
Administrative Class	1,000.00	1,004.30	0.90	1,000.00	1,024.03	0.91	0.18
Class A	1,000.00	1,003.50	1.65	1,000.00	1,023.29	1.66	0.33
Class C	1,000.00	1,003.50	1.65	1,000.00	1,023.29	1.66	0.33
PIMCO Low Duration Fund II
Institutional Class	$1,000.00	$1,010.90	$2.51	$1,000.00	$1,022.44	$2.52	0.50%
Administrative Class	1,000.00	1,009.70	3.76	1,000.00	1,021.19	3.78	0.75
PIMCO Low Duration ESG Fund
Institutional Class	$1,000.00	$1,013.10	$2.51	$1,000.00	$1,022.44	$2.52	0.50%
Class P	1,000.00	1,012.60	3.01	1,000.00	1,021.94	3.02	0.60
Administrative Class	1,000.00	1,011.90	3.76	1,000.00	1,021.19	3.78	0.75

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	11

Expense Examples (Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Short Asset Investment Fund
Institutional Class	$1,000.00	$1,009.80	$1.50	$1,000.00	$1,023.44	$1.51	0.30%
Class M	1,000.00	1,009.80	1.50	1,000.00	1,023.44	1.51	0.30
Class P	1,000.00	1,009.30	2.00	1,000.00	1,022.94	2.02	0.40
Administrative Class	1,000.00	1,008.30	2.75	1,000.00	1,022.19	2.77	0.55
Class D	1,000.00	1,008.10	3.25	1,000.00	1,021.69	3.28	0.65
Class A	1,000.00	1,008.00	3.25	1,000.00	1,021.69	3.28	0.65

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO SHORT DURATION STRATEGY FUNDS

Benchmark Descriptions

Index*	Benchmark Descriptions

BofA Merrill Lynch 1-3 Year U.S. Treasury Index	The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years.

Citi 3-Month Treasury Bill Index	Citi 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

* It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	13

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Government Money Market Fund
Institutional Class
04/01/2017 - 09/30/2017+	$1.00	$0.00	$0.00	$0.00	$(0.00)	$0.00	$0.00	$(0.00)
05/13/2016 - 03/31/2017	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
Class M
04/01/2017 - 09/30/2017+	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2017	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	0.00	(0.00)
03/31/2015	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2014	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2013	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
Class P
04/01/2017 - 09/30/2017+	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2017	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	0.00	(0.00)
03/31/2015	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2014	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2013	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
Administrative Class
04/01/2017 - 09/30/2017+	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
05/13/2016 - 03/31/2017	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
Class A
04/01/2017 - 09/30/2017+	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2017	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	0.00	(0.00)
03/31/2015	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2014	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2013	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
Class C
04/01/2017 - 09/30/2017+	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2017	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	0.00	(0.00)
03/31/2015	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2014	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2013	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)

PIMCO Low Duration Fund II
Institutional Class
04/01/2017 - 09/30/2017+	$9.75	$0.06	$0.05	$0.11	$(0.07)	$0.00	$0.00	$(0.07)
03/31/2017	9.73	0.13	0.07	0.20	(0.18)	0.00	0.00	(0.18)
03/31/2016	9.84	0.13	(0.07)	0.06	(0.17)	0.00	0.00	(0.17)
03/31/2015	9.90	0.08	(0.03)	0.05	(0.11)	0.00	0.00	(0.11)
03/31/2014	10.02	0.08	(0.06)	0.02	(0.13)	(0.01)	0.00	(0.14)
03/31/2013	10.05	0.08	0.26	0.34	(0.19)	(0.18)	0.00	(0.37)
Administrative Class
04/01/2017 - 09/30/2017+	9.75	0.05	0.04	0.09	(0.05)	0.00	0.00	(0.05)
03/31/2017	9.73	0.11	0.06	0.17	(0.15)	0.00	0.00	(0.15)
03/31/2016	9.84	0.10	(0.06)	0.04	(0.15)	0.00	0.00	(0.15)
03/31/2015	9.90	0.06	(0.03)	0.03	(0.09)	0.00	0.00	(0.09)
03/31/2014	10.02	0.05	(0.06)	(0.01)	(0.10)	(0.01)	0.00	(0.11)
03/31/2013	10.05	0.05	0.26	0.31	(0.16)	(0.18)	0.00	(0.34)

PIMCO Low Duration ESG Fund
Institutional Class
04/01/2017 - 09/30/2017+	$9.48	$0.04	$0.08	$0.12	$(0.04)	$0.00	$0.00	$(0.04)
03/31/2017	9.48	0.17	0.01	0.18	(0.15)	0.00	(0.03)	(0.18)
03/31/2016	9.69	0.17	(0.18)	(0.01)	(0.11)	0.00	(0.09)	(0.20)
03/31/2015	9.83	0.07	0.07	0.14	(0.28)	0.00	0.00	(0.28)
03/31/2014	9.97	0.11	(0.10)	0.01	(0.15)	(0.00)	0.00	(0.15)
03/31/2013	9.91	0.16	0.31	0.47	(0.25)	(0.16)	0.00	(0.41)

14	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$1.00	0.43%	$170,990	0.18	%*	0.18	%*	0.18	%*	0.18	%*	0.86	%*	0%
1.00	0.31	131,503	0.19	*	0.19	*	0.19	*	0.19	*	0.38	*	0

1.00	0.42	312,778	0.18	*	0.18	*	0.18	*	0.18	*	0.81	*	0
1.00	0.34	546,517	0.19		0.19		0.19		0.19		0.32		0
1.00	0.12	349,528	0.16		0.18		0.16		0.18		0.05		0
1.00	0.02	574,154	0.10		0.18		0.10		0.18		0.00		0
1.00	0.01	304,191	0.09		0.18		0.09		0.18		0.01		0
1.00	0.05	441,479	0.17		0.18		0.17		0.18		0.03		0

1.00	0.37	4,632	0.28	*	0.28	*	0.28	*	0.28	*	0.74	*	0
1.00	0.24	2,885	0.29		0.29		0.29		0.29		0.24		0
1.00	0.08	1,040	0.19		0.28		0.19		0.28		0.04		0
1.00	0.02	1,138	0.09		0.28		0.09		0.28		0.01		0
1.00	0.01	3,657	0.09		0.28		0.09		0.28		0.01		0
1.00	0.03	3,575	0.19		0.28		0.19		0.28		0.01		0

1.00	0.43	86,425	0.18	*	0.18	*	0.18	*	0.18	*	0.84	*	0
1.00	0.31	85,639	0.19	*	0.19	*	0.19	*	0.19	*	0.39	*	0

1.00	0.35	130,972	0.33	*	0.33	*	0.33	*	0.33	*	0.69	*	0
1.00	0.19	134,221	0.34		0.34		0.34		0.34		0.22		0
1.00	0.07	6,649	0.21		0.33		0.21		0.33		0.04		0
1.00	0.02	9,826	0.09		0.33		0.09		0.33		0.01		0
1.00	0.01	16,109	0.07	(c)	0.34	(c)	0.07	(c)	0.34	(c)	0.01		0
1.00	0.03	7,067	0.19		0.43		0.19		0.43		0.01		0

1.00	0.35	37,528	0.33	*	0.33	*	0.33	*	0.33	*	0.68	*	0
1.00	0.19	57,969	0.34		0.34		0.34		0.34		0.22		0
1.00	0.07	3,531	0.22		0.33		0.22		0.33		0.05		0
1.00	0.02	3,393	0.09		0.33		0.09		0.33		0.01		0
1.00	0.01	4,895	0.08	(c)	0.34	(c)	0.08	(c)	0.34	(c)	0.01		0
1.00	0.03	1,672	0.19		0.43		0.19		0.43		0.01		0

$9.79	1.09%	$349,483	0.50	%*	0.50	%*	0.50	%*	0.50	%*	1.22	%*	302%
9.75	2.03	321,426	0.54		0.54		0.50		0.50		1.34		491
9.73	0.66	340,320	0.54		0.54		0.50		0.50		1.29		282
9.84	0.53	382,254	0.50		0.50		0.50		0.50		0.82		170
9.90	0.19	630,917	0.50		0.50		0.50		0.50		0.80		355
10.02	3.41	689,767	0.50		0.50		0.50		0.50		0.76		647

9.79	0.97	9,133	0.75	*	0.75	*	0.75	*	0.75	*	0.97	*	302
9.75	1.77	9,055	0.79		0.79		0.75		0.75		1.10		491
9.73	0.41	10,037	0.79		0.79		0.75		0.75		1.03		282
9.84	0.27	9,909	0.75		0.75		0.75		0.75		0.58		170
9.90	(0.06)	26,223	0.75		0.75		0.75		0.75		0.55		355
10.02	3.15	26,875	0.75		0.75		0.75		0.75		0.48		647

$9.56	1.31%	$138,969	0.50	%*	0.50	%*	0.50	%*	0.50	%*	0.79	%*	241%
9.48	1.89	127,164	0.55		0.55		0.50		0.50		1.81		455
9.48	(0.10)	165,419	0.52		0.52		0.50		0.50		1.79		257
9.69	1.44	194,553	0.50		0.50		0.50		0.50		0.75		159
9.83	0.13	273,186	0.50		0.50		0.50		0.50		1.10		383
9.97	4.83	252,007	0.50		0.50		0.50		0.50		1.56		515

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	15

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Low Duration ESG Fund (Cont.)
Class P
04/01/2017 - 09/30/2017+	$9.48	$0.03	$0.09	$0.12	$(0.04)	$0.00	$0.00	$(0.04)
03/31/2017	9.48	0.16	0.01	0.17	(0.14)	0.00	(0.03)	(0.17)
03/31/2016	9.69	0.16	(0.18)	(0.02)	(0.10)	0.00	(0.09)	(0.19)
03/31/2015	9.83	0.06	0.07	0.13	(0.27)	0.00	0.00	(0.27)
03/31/2014	9.97	0.10	(0.10)	0.00	(0.14)	(0.00)	0.00	(0.14)
03/31/2013	9.91	0.14	0.32	0.46	(0.24)	(0.16)	0.00	(0.40)
Administrative Class
04/01/2017 - 09/30/2017+	9.48	0.03	0.08	0.11	(0.03)	0.00	0.00	(0.03)
03/31/2017	9.48	0.15	0.00	0.15	(0.12)	0.00	(0.03)	(0.15)
03/31/2016	9.69	0.15	(0.18)	(0.03)	(0.09)	0.00	(0.09)	(0.18)
03/31/2015	9.83	0.05	0.06	0.11	(0.25)	0.00	0.00	(0.25)
03/31/2014	9.97	0.08	(0.09)	(0.01)	(0.13)	(0.00)	0.00	(0.13)
03/31/2013	9.91	0.12	0.33	0.45	(0.23)	(0.16)	0.00	(0.39)

PIMCO Short Asset Investment Fund
Institutional Class
04/01/2017 - 09/30/2017+	$10.05	$0.08	$0.02	$0.10	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2017	10.00	0.13	0.06	0.19	(0.14)	0.00	0.00	(0.14)
03/31/2016	10.02	0.10	(0.02)	0.08	(0.10)	0.00	0.00	(0.10)
03/31/2015	10.07	0.07	(0.02)	0.05	(0.08)	(0.02)	0.00	(0.10)
03/31/2014	10.07	0.06	0.02	0.08	(0.07)	(0.01)	0.00	(0.08)
05/31/2012 - 03/31/2013	10.00	0.03	0.15	0.18	(0.04)	(0.07)	0.00	(0.11)
Class M
04/01/2017 - 09/30/2017+	10.05	0.08	0.02	0.10	(0.08)	0.00	0.00	(0.08)
03/31/2017	10.00	0.13	0.06	0.19	(0.14)	0.00	0.00	(0.14)
12/21/2015 - 03/31/2016	10.00	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)
Class P
04/01/2017 - 09/30/2017+	10.05	0.07	0.02	0.09	(0.07)	0.00	0.00	(0.07)
03/31/2017	10.00	0.12	0.06	0.18	(0.13)	0.00	0.00	(0.13)
03/31/2016	10.02	0.10	(0.03)	0.07	(0.09)	0.00	0.00	(0.09)
03/31/2015	10.07	0.05	(0.01)	0.04	(0.07)	(0.02)	0.00	(0.09)
03/31/2014	10.07	0.05	0.02	0.07	(0.06)	(0.01)	0.00	(0.07)
05/31/2012 - 03/31/2013	10.00	0.03	0.14	0.17	(0.03)	(0.07)	0.00	(0.10)
Administrative Class
04/01/2017 - 09/30/2017+	10.05	0.06	0.02	0.08	(0.06)	0.00	0.00	(0.06)
03/31/2017	10.00	0.12	0.04	0.16	(0.11)	0.00	0.00	(0.11)
03/31/2016	10.02	0.07	(0.02)	0.05	(0.07)	0.00	0.00	(0.07)
03/31/2015	10.07	0.05	(0.02)	0.03	(0.06)	(0.02)	0.00	(0.08)
03/31/2014	10.07	0.04	0.01	0.05	(0.04)	(0.01)	0.00	(0.05)
05/31/2012 - 03/31/2013	10.00	0.02	0.14	0.16	(0.02)	(0.07)	0.00	(0.09)
Class D
04/01/2017 - 09/30/2017+	10.05	0.06	0.02	0.08	(0.06)	0.00	0.00	(0.06)
03/31/2017	10.00	0.10	0.05	0.15	(0.10)	0.00	0.00	(0.10)
03/31/2016	10.02	0.06	(0.02)	0.04	(0.06)	0.00	0.00	(0.06)
03/31/2015	10.07	0.03	(0.01)	0.02	(0.05)	(0.02)	0.00	(0.07)
03/31/2014	10.07	0.03	0.01	0.04	(0.03)	(0.01)	0.00	(0.04)
05/31/2012 - 03/31/2013	10.00	0.01	0.14	0.15	(0.01)	(0.07)	0.00	(0.08)
Class A
04/01/2017 - 09/30/2017+	10.05	0.06	0.02	0.08	(0.06)	0.00	0.00	(0.06)
03/31/2017	10.00	0.10	0.05	0.15	(0.10)	0.00	0.00	(0.10)
03/31/2016	10.02	0.07	(0.03)	0.04	(0.06)	0.00	0.00	(0.06)
03/31/2015	10.07	0.03	(0.01)	0.02	(0.05)	(0.02)	0.00	(0.07)
03/31/2014	10.07	0.03	0.01	0.04	(0.03)	(0.01)	0.00	(0.04)
05/31/2012 - 03/31/2013	10.00	0.01	0.14	0.15	(0.01)	(0.07)	0.00	(0.08)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)	Effective July 1, 2013, the Class’s distribution and/or service/12b-1 fees was decreased by 0.10% to 0.00%.

16	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.56	1.26%	$32,458	0.60	%*	0.60	%*	0.60	%*	0.60	%*	0.70	%*	241%
9.48	1.79	35,142	0.65		0.65		0.60		0.60		1.68		455
9.48	(0.20)	33,327	0.62		0.62		0.60		0.60		1.65		257
9.69	1.34	31,019	0.60		0.60		0.60		0.60		0.61		159
9.83	0.03	19,387	0.60		0.60		0.60		0.60		0.99		383
9.97	4.73	11,199	0.60		0.60		0.60		0.60		1.39		515

9.56	1.19	4,150	0.75	*	0.75	*	0.75	*	0.75	*	0.55	*	241
9.48	1.64	4,991	0.80		0.80		0.75		0.75		1.55		455
9.48	(0.35)	5,991	0.77		0.77		0.75		0.75		1.54		257
9.69	1.19	6,904	0.75		0.75		0.75		0.75		0.48		159
9.83	(0.12)	5,855	0.75		0.75		0.75		0.75		0.82		383
9.97	4.58	2,486	0.75		0.75		0.75		0.75		1.22		515

$10.07	0.98%	$1,260,621	0.30	%*	0.39	%*	0.26	%*	0.35	%*	1.53	%*	72%
10.05	1.91	1,002,290	0.26		0.36		0.24		0.34		1.32		946
10.00	0.79	599,714	0.25		0.35		0.24		0.34		0.96		256
10.02	0.50	231,977	0.26		0.36		0.24		0.34		0.71		2,324
10.07	0.78	151,103	0.25		0.35		0.24		0.34		0.64		882
10.07	1.79	54,848	0.28	*	0.93	*	0.24	*	0.89	*	0.39	*	5,301

10.07	0.98	10	0.30	*	0.39	*	0.26	*	0.35	*	1.53	*	72
10.05	1.91	10	0.26		0.36	*	0.24	*	0.34	*	1.32	*	946
10.00	0.34	10	0.25	*	0.35	*	0.24	*	0.34	*	1.17	*	256

10.07	0.93	175,240	0.40	*	0.49	*	0.36	*	0.45	*	1.44	*	72
10.05	1.81	125,011	0.36		0.46		0.34		0.44		1.24		946
10.00	0.69	53,296	0.35		0.45		0.34		0.44		0.97		256
10.02	0.40	496	0.36		0.46		0.34		0.44		0.53		2,324
10.07	0.68	1,949	0.35		0.45		0.34		0.44		0.52		882
10.07	1.70	78	0.38	*	0.66	*	0.34	*	0.62	*	0.37	*	5,301

10.07	0.83	112,338	0.55	*	0.64	*	0.51	*	0.60	*	1.24	*	72
10.05	1.66	349,448	0.51		0.61		0.49		0.59		1.23		946
10.00	0.54	321	0.50		0.60		0.49		0.59		0.68		256
10.02	0.25	438	0.51		0.61		0.49		0.59		0.46		2,324
10.07	0.53	1,109	0.50		0.60		0.49		0.59		0.38		882
10.07	1.58	44	0.53	*	0.75	*	0.49	*	0.71	*	0.23	*	5,301

10.07	0.81	26,742	0.65	*	0.74	*	0.61	*	0.70	*	1.18	*	72
10.05	1.56	23,769	0.61		0.71		0.59		0.69		1.03		946
10.00	0.44	5,008	0.60		0.70		0.59		0.69		0.63		256
10.02	0.15	4,888	0.61		0.71		0.59		0.69		0.30		2,324
10.07	0.43	8,853	0.60		0.70		0.59		0.69		0.30		882
10.07	1.51	5,217	0.63	*	1.15	*	0.59	*	1.11	*	0.12	*	5,301

10.07	0.80	291,506	0.65	*	0.74	*	0.61	*	0.70	*	1.18	*	72
10.05	1.55	182,428	0.61		0.71		0.59		0.69		0.98		946
10.00	0.43	58,738	0.60		0.70		0.59		0.69		0.67		256
10.02	0.15	6,168	0.61		0.71		0.59		0.69		0.34		2,324
10.07	0.43	5,359	0.60		0.70		0.59		0.69		0.28		882
10.07	1.51	211	0.63	*	0.90	*	0.59	*	0.86	*	0.07	*	5,301

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	17

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Government Money Market Fund		PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund

Assets:
Investments, at value
Investments in securities*	$857,123		$316,682	$222,390	$1,818,437
Investments in Affiliates	0		133,275	0	37,651
Financial Derivative Instruments
Exchange-traded or centrally cleared	0		30	35	863
Over the counter	0		421	1,411	0
Cash	0		1	522	1
Deposits with counterparty	0		9,663	1,241	3,447
Foreign currency, at value	0		0	127	0
Receivable for investments sold	0		66	75	5,116
Receivable for TBA investments sold	0		75,194	79,541	0
Receivable for Fund shares sold	6,246		565	173	36,290
Interest and/or dividends receivable	338		678	750	7,526
Dividends receivable from Affiliates	0		179	0	96
Total Assets	863,707		536,754	306,265	1,909,427

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$8,740		$0	$0	$12,335
Financial Derivative Instruments
Exchange-traded or centrally cleared	0		72	51	409
Over the counter	0		0	2,897	0
Payable for investments purchased	31,901		0	4,386	23,126
Payable for investments in Affiliates purchased	0		179	0	1,896
Payable for TBA investments purchased	0		176,437	122,681	0
Deposits from counterparty	0		520	510	0
Payable for Fund shares redeemed	2,309		751	77	4,525
Distributions payable	200		25	7	130
Overdraft due to custodian	77,075	^	0	0	0
Accrued investment advisory fees	88		76	37	199
Accrued supervisory and administrative fees	69		76	40	254
Accrued distribution fees	0		2	1	28
Accrued servicing fees	0		0	0	59
Accrued reimbursement to PIMCO	0		0	0	7
Other liabilities	0		0	1	2
Total Liabilities	120,382		178,138	130,688	42,970

Net Assets	$743,325		$358,616	$175,577	$1,866,457

Net Assets Consist of:
Paid in capital	$743,318		$366,286	$179,599	$1,858,961
Undistributed (overdistributed) net investment income	(41)		211	(127)	(150)
Accumulated undistributed net realized gain (loss)	48		(9,787)	(4,844)	4,210
Net unrealized appreciation (depreciation)	0		1,906	949	3,436

Net Assets	$743,325		$358,616	$175,577	$1,866,457

Cost of investments in securities	$857,123		$315,357	$220,085	$1,816,656
Cost of investments in Affiliates	$0		$133,219	$0	$37,651
Cost of foreign currency held	$0		$0	$128	$0
Cost or premiums of financial derivative instruments, net	$0		$149	$(2)	$240

* Includes repurchase agreements of:	$697,500		$55,099	$18,500	$1,555

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Includes a trade that was executed, subsequently canceled and a portion rebooked.

18	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund

Net Assets:
Institutional Class	$170,990	$349,483	$138,969	$1,260,621
Class M	312,778	N/A	N/A	10
Class P	4,632	N/A	32,458	175,240
Administrative Class	86,425	9,133	4,150	112,338
Class D	N/A	N/A	N/A	26,742
Class A	130,972	N/A	N/A	291,506
Class C	37,528	N/A	N/A	N/A

Shares Issued and Outstanding:
Institutional Class	170,990	35,700	14,537	125,193
Class M	312,776	N/A	N/A	1
Class P	4,632	N/A	3,395	17,403
Administrative Class	86,427	933	434	11,156
Class D	N/A	N/A	N/A	2,656
Class A	130,970	N/A	N/A	28,950
Class C	37,528	N/A	N/A	N/A

Net Asset Value Per Share Outstanding:
Institutional Class	$1.00	$9.79	$9.56	$10.07
Class M	1.00	N/A	N/A	10.07
Class P	1.00	N/A	9.56	10.07
Administrative Class	1.00	9.79	9.56	10.07
Class D	N/A	N/A	N/A	10.07
Class A	1.00	N/A	N/A	10.07
Class C	1.00	N/A	N/A	N/A

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	19

Statements of Operations

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands†)	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund

Investment Income:
Interest, net of foreign taxes*	$4,731	$2,088	$1,038	$14,303
Dividends from Investments in Affiliates	0	833	47	478
Total Income	4,731	2,921	1,085	14,781

Expenses:
Investment advisory fees	558	425	209	1,622
Supervisory and administrative fees	411	425	225	1,329
Distribution and/or servicing fees - Administrative Class	0	11	5	129
Distribution and/or servicing fees - Class D	0	0	0	30
Servicing fees - Class A	0	0	0	272
Trustee fees	2	1	0	3
Interest expense	6	3	2	282
Miscellaneous expense	18	0	0	40
Total Expenses	995	865	441	3,707
Waiver and/or Reimbursement by PIMCO	0	0	0	(726)
Net Expenses	995	865	441	2,981

Net Investment Income (Loss)	3,736	2,056	644	11,800

Net Realized Gain (Loss):
Investments in securities	42	1,431	1,026	1,137
Investments in Affiliates	0	(3)	1	18
Exchange-traded or centrally cleared financial derivative instruments	0	(191)	(374)	(683)
Over the counter financial derivative instruments	0	323	(1,937)	0
Short sales	0	0	0	668
Foreign currency	0	0	203	0

Net Realized Gain (Loss)	42	1,560	(1,081)	1,140

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	0	109	2,761	123
Investments in Affiliates	0	55	2	(10)
Exchange-traded or centrally cleared financial derivative instruments	0	110	122	1,817
Over the counter financial derivative instruments	0	(167)	(274)	0
Foreign currency assets and liabilities	0	0	(14)	0

Net Change in Unrealized Appreciation (Depreciation)	0	107	2,597	1,930

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,778	$3,723	$2,160	$14,870

* Foreign tax withholdings	$0	$0	$1	$3

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO Government Money Market Fund		PIMCO Low Duration Fund II			PIMCO Low Duration ESG Fund		PIMCO Short Asset Investment Fund

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017		Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$3,736	$2,229	$2,056	$4,507		$644	$3,234	$11,800	$14,973
Net realized gain (loss)	42	10	1,560	(1,045)		(1,081)	1,862	1,140	4,714
Net change in unrealized appreciation (depreciation)	0	0	107	3,059		2,597	(1,757)	1,930	2,554

Net Increase (Decrease) in Net Assets Resulting from Operations	3,778	2,239	3,723	6,521		2,160	3,339	14,870	22,241

Distributions to Shareholders:
From net investment income
Institutional Class	(609)	(359)	(2,246)	(5,867)		(615)	(2,225)	(8,848)	(13,136)
Class M	(2,105)	(1,423)	0	0		0	0	(0)	0
Class P	(15)	(10)	0	(5	)(a)	(131)	(537)	(1,064)	(1,036)
Administrative Class	(398)	(216)	(50)	(142)		(15)	(74)	(653)	(336)
Class D	0	0	0	0		0	0	(147)	(100)
Class A	(472)	(177)	0	0		0	0	(1,312)	(1,089)
Class C	(140)	(84)	0	0		0	0	0	0
From net realized capital gains
Institutional Class	0	0	0	0		0	0	0	(147)
Class M	0	0	0	0		0	0	0	(0)
Class P	0	0	0	0	(a)	0	0	0	(13)
Administrative Class	0	0	0	0		0	0	0	(0)
Class D	0	0	0	0		0	0	0	(2)
Class A	0	0	0	0		0	0	0	(18)
Class C	0	0	0	0		0	0	0	0
Tax basis return of capital
Institutional Class	0	0	0	0		0	(414)	0	0
Class M	0	0	0	0		0	0	0	0
Class P	0	0	0	0	(a)	0	(108)	0	0
Administrative Class	0	0	0	0		0	(16)	0	0
Class D	0	0	0	0		0	0	0	0
Class A	0	0	0	0		0	0	0	0
Class C	0	0	0	0		0	0	0	0

Total Distributions(b)	(3,739)	(2,269)	(2,296)	(6,014)		(761)	(3,374)	(12,024)	(15,877)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(215,448)	598,016	26,708	(20,910)		6,881	(37,405)	180,655	959,505

Total Increase (Decrease) in Net Assets	(215,409)	597,986	28,135	(20,403)		8,280	(37,440)	183,501	965,869

Net Assets:
Beginning of period	958,734	360,748	330,481	350,884		167,297	204,737	1,682,956	717,087
End of period*	$743,325	$958,734	$358,616	$330,481		$175,577	$167,297	$1,866,457	$1,682,956

* Including undistributed (overdistributed) net investment income of:	$(41)	$(38)	$211	$451		$(127)	$(10)	$(150)	$74

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class P Shares liquidated at the close of business on October 28, 2016.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	21

Schedule of Investments PIMCO Government Money Market Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 115.3%

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Notes
1.113% due 07/31/2019 ~	$2,500	$2,500

Total U.S. Treasury Obligations (Cost $2,500)		2,500

SHORT-TERM INSTRUMENTS 115.0%

GOVERNMENT AGENCY DEBT 2.7%
Federal Home Loan Bank
1.157% (US0003M - 0.160%) due 05/24/2019 ~	20,000	20,000

REPURCHASE AGREEMENTS (b) 93.8%
		697,500

SHORT-TERM NOTES 12.9%
Federal Home Loan Bank
1.043% (US0003M - 0.270%) due 04/23/2018 ~	16,000	15,996

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.084% (US0003M - 0.220%) due 07/09/2018 ~	$80,000	$79,997

		95,993

U.S. TREASURY BILLS 4.3%
U.S. Treasury Bills
1.016% due 11/02/2017 - 01/04/2018 (a)(c)	32,000	31,955

U.S. TREASURY CASH MANAGEMENT BILLS 1.3%
U.S. Treasury Cash Management Bills
1.094% due 01/02/2018	9,200	9,175

Total Short-Term Instruments (Cost $854,623)		854,623

Total Investments in Securities (Cost $857,123)		857,123

Total Investments 115.3% (Cost $857,123)		$857,123

Other Assets and Liabilities, net (15.3)%		(113,798)

Net Assets 100.0%		$743,325

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value		Repurchase Agreement Proceeds to be Received(1)
BOS	1.220%	09/29/2017	10/02/2017	$153,500	U.S. Treasury Notes 2.625% due 11/15/2020	$(156,379)	$153,500		$153,516
IND	1.220	09/29/2017	10/02/2017	200,000	U.S. Treasury Notes 3.750% due 11/15/2018	(204,016)	200,000	(2)	200,020
NXN	1.220	09/29/2017	10/02/2017	153,500	U.S. Treasury Bonds 2.750% due 11/15/2042	(156,785)	153,500		153,515
SCX	1.220	09/29/2017	10/02/2017	153,500	U.S. Treasury Bonds 2.875% - 3.375% due 05/15/2044 - 08/15/2045	(84,463)	153,500		153,516
					U.S. Treasury Notes 2.000% due 02/15/2023 - 04/30/2024	(72,157)
SGY	1.210	09/29/2017	10/02/2017	37,000	U.S. Treasury Notes 0.625% due 11/30/2017	(37,761)	37,000		37,004

Total Repurchase Agreements						$(711,561)	$697,500		$697,571

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed	Payable for Reverse Repurchase Agreements
SSB	1.500%	09/29/2017	10/02/2017	$(8,739)	$(8,740)

Total Reverse Repurchase Agreements					$(8,740)

22	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$153,516	$0	$0	$153,516	$(156,379)	$(2,863)
IND	200,020	0	0	200,020	(204,016)	(3,996)
NXN	153,515	0	0	153,515	(156,785)	(3,270)
SCX	153,516	0	0	153,516	(156,620)	(3,104)
SGY	37,004	0	0	37,004	(37,761)	(757)
SSB	0	(8,740)	0	(8,740)	8,743	3

Total Borrowings and Other Financing Transactions	$697,571	$(8,740)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(8,740)	$0	$0	$(8,740)

Total Borrowings	$0	$(8,740)	$0	$0	$(8,740)

Payable for reverse repurchase agreements					$(8,740)

(c)	Securities with an aggregate market value of $8,743 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)	Includes a trade that was executed, subsequently canceled and a portion rebooked.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$2,500	$0	$2,500
Short-Term Instruments
Government Agency Debt	0	20,000	0	20,000
Repurchase Agreements	0	697,500	0	697,500
Short-Term Notes	0	95,993	0	95,993
U.S. Treasury Bills	0	31,955	0	31,955
U.S. Treasury Cash Management Bills	0	9,175	0	9,175

Total Investments	$0	$857,123	$0	$857,123

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	23

Schedule of Investments PIMCO Low Duration Fund II

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 88.3%

CORPORATE BONDS & NOTES 20.2%

BANKING & FINANCE 6.9%
AvalonBay Communities, Inc.
3.625% due 10/01/2020	$900	$937
Bank of America Corp.
2.650% due 04/01/2019	3,500	3,532
3.300% due 01/11/2023	200	205
Bear Stearns Cos. LLC
6.400% due 10/02/2017	200	200
Citizens Bank N.A.
2.500% due 03/14/2019	800	807
Goldman Sachs Group, Inc.
2.060% (US0003M + 0.730%) due 12/27/2020 ~	2,000	2,009
2.520% (US0003M + 1.200%) due 09/15/2020 ~	700	714
2.674% (US0003M + 1.360%) due 04/23/2021 ~	600	614
HSBC USA, Inc.
2.082% (US0003M + 0.770%) due 08/07/2018 ~	5,300	5,329
JPMorgan Chase & Co.
6.000% due 01/15/2018	800	810
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	3,500	3,500
Morgan Stanley
2.594% (US0003M + 1.280%) due 04/25/2018 ~	200	201
6.625% due 04/01/2018	3,100	3,176
State Street Corp.
2.217% (US0003M + 0.900%) due 08/18/2020 ~	1,800	1,837
Wells Fargo Bank N.A.
1.966% (US0003M + 0.650%) due 12/06/2019 ~	900	909

		24,780

INDUSTRIALS 9.2%
Aetna, Inc.
1.967% (US0003M + 0.650%) due 12/08/2017 ~	2,400	2,403
Cardinal Health, Inc.
1.950% due 06/15/2018	4,000	4,007
Daimler Finance North America LLC
2.000% due 08/03/2018	1,200	1,203
eBay, Inc.
1.791% (US0003M + 0.480%) due 08/01/2019 ~	5,000	5,011
Georgia-Pacific LLC
2.539% due 11/15/2019	2,300	2,319
5.400% due 11/01/2020	1,900	2,084
Nissan Motor Acceptance Corp.
1.500% due 03/02/2018	1,500	1,499
2.350% due 03/04/2019	2,300	2,314
Oracle Corp.
1.900% due 09/15/2021	1,400	1,390
QUALCOMM, Inc.
3.000% due 05/20/2022	1,800	1,852
Roche Holdings, Inc.
1.675% (US0003M + 0.340%) due 09/30/2019 ~	5,500	5,524
Southern Co.
2.350% due 07/01/2021	1,000	995
UnitedHealth Group, Inc.
1.400% due 12/15/2017	2,000	2,000
1.900% due 07/16/2018	500	501

		33,102

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 4.1%
AT&T, Inc.
1.987% (US0003M + 0.670%) due 03/11/2019 ~	$1,500	$1,508
3.000% due 06/30/2022	1,100	1,112
Consumers Energy Co.
6.700% due 09/15/2019	100	109
DTE Energy Co.
2.400% due 12/01/2019	400	402
Duke Energy Progress LLC
1.516% (US0003M + 0.200%) due 11/20/2017 ~	2,500	2,501
OGE Energy Corp.
1.867% (US0003M + 0.550%) due 11/24/2017 ~	4,000	4,000
Verizon Communications, Inc.
2.946% due 03/15/2022	3,067	3,121
Virginia Electric & Power Co.
2.750% due 03/15/2023	1,800	1,822

		14,575

Total Corporate Bonds & Notes (Cost $72,006)		72,457

U.S. GOVERNMENT AGENCIES 34.9%
Fannie Mae
1.687% (LIBOR01M + 0.450%) due 10/25/2030 ~	28	28
1.987% (LIBOR01M + 0.750%) due 06/25/2040 ~	1,519	1,544
2.030% (12MTA + 1.200%) due 07/01/2042 ~	89	90
2.080% (12MTA + 1.250%) due 09/01/2041 ~	258	263
2.230% (12MTA + 1.400%) due 08/01/2030 ~	47	46
2.875% (H15T1Y + 2.125%) due 01/01/2024 ~	26	26
3.048% (US0012M + 1.423%) due 01/01/2035 ~	60	63
3.229% (H15T1Y + 2.360%) due 11/01/2034 ~	346	368
3.249% (US0012M + 1.636%) due 07/01/2035 ~	49	52
3.422% (US0006M + 2.047%) due 12/01/2034 ~	240	250
3.422% (US0012M + 1.732%) due 05/01/2038 ~	541	572
3.800% (US0012M + 2.050%) due 06/01/2035 ~	648	693
4.000% due 01/25/2033	25	26
4.401% (COF 11 + 1.250%) due 09/01/2028 ~	27	29
4.500% due 08/01/2018 - 01/01/2036	1,663	1,738
5.013% (LIBOR01M + 6.250%) due 01/25/2040 ~(a)	2,302	347
6.000% due 11/01/2017 - 11/01/2022	14	15
6.500% due 12/25/2042 ~	70	76
8.000% due 11/25/2023	26	29
Fannie Mae, TBA
3.000% due 10/01/2047 - 11/01/2047	16,000	16,030
3.500% due 10/01/2047 - 12/01/2047	26,000	26,729
4.000% due 10/01/2047 - 11/01/2047	25,000	26,305
4.500% due 10/01/2047	29,500	31,658
5.000% due 10/01/2047	500	545
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	242	243
Freddie Mac
0.000% due 05/15/2037 (b)(c)	606	570
1.632% (LIBOR01M + 0.400%) due 12/15/2042 ~	2,140	2,138
1.784% (LIBOR01M + 0.550%) due 07/15/2041 ~	1,028	1,039

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.954% (LIBOR01M + 0.720%) due 05/15/2037 ~	$414	$419
2.000% due 11/15/2026	1,820	1,823
2.030% (12MTA + 1.200%) due 02/25/2045 ~	264	266
3.497% (US0012M + 1.717%) due 07/01/2035 ~	54	57
3.601% (US0012M + 1.851%) due 03/01/2035 ~	55	57
5.216% (LIBOR01M + 6.450%) due 04/15/2037 ~(a)	1,933	323
6.500% due 07/25/2043	537	627
7.705% (LIBOR01M + 9.680%) due 08/15/2044 ~	1,120	1,263
8.500% due 06/01/2025	2	2
Ginnie Mae
1.684% (US0001M + 0.460%) due 06/20/2065 ~	677	676
1.731% (LIBOR01M + 0.500%) due 07/20/2067 ~	3,552	3,549
2.081% (US0001M + 0.850%) due 04/20/2066 ~	1,566	1,583
2.125% (H15T1Y + 1.500%) due 07/20/2023 - 07/20/2030 ~	180	186
2.250% (H15T1Y + 1.500%) due 10/20/2025 ~	119	123
2.500% due 09/20/2067 +~	2,500	2,587
2.625% (H15T1Y + 1.500%) due 04/20/2022 - 05/20/2027 ~	196	201

Total U.S. Government Agencies (Cost $125,090)		125,254

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.2%
American Home Mortgage Investment Trust
3.229% (US0012M + 1.500%) due 10/25/2034 ~	157	159
3.453% (US0006M + 2.000%) due 02/25/2045 ~	131	135
BAMLL Commercial Mortgage Securities Trust
2.447% (LIBOR01M + 1.220%) due 01/15/2028 ~	2,000	2,004
Banc of America Funding Trust
3.333% due 05/25/2035 ~	648	679
BCAP LLC Trust
3.267% due 05/26/2036 ~	555	563
Bear Stearns Adjustable Rate Mortgage Trust
2.979% due 02/25/2033 ~	3	3
3.280% (H15T1Y + 2.050%) due 08/25/2035 ~	315	320
3.551% due 02/25/2033 ~	13	13
3.560% due 01/25/2034 ~	75	77
3.636% (US0012M + 1.950%) due 03/25/2035 ~	54	55
3.641% due 02/25/2036 ^~	42	41
Bear Stearns ALT-A Trust
3.564% due 05/25/2035 ~	382	385
Citigroup Commercial Mortgage Trust
6.427% due 12/10/2049 ~	13	13
Citigroup Mortgage Loan Trust
1.584% (US0001M + 0.350%) due 05/25/2037 ~	12	13
Citigroup Mortgage Loan Trust, Inc.
2.690% (H15T1Y + 2.100%) due 09/25/2035 ~	88	89
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~	90	91
Countrywide Home Loan Mortgage Pass-Through Trust
3.165% due 11/25/2034 ~	109	109
3.306% (US0012M + 1.750%) due 02/20/2036 ^~	402	369
3.358% due 02/20/2035 ~	125	126
3.636% due 11/19/2033 ~	27	28
Credit Suisse Commercial Mortgage Trust
6.514% due 02/15/2041 ~	171	170
Credit Suisse First Boston Mortgage Securities Corp.
1.831% due 03/25/2032 ~	33	31
5.066% due 06/25/2032 ~	2	2

24	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Mortgage Capital Certificates
3.415% due 09/26/2047 ~	$278	$281
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049 ~	214	214
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029	900	935
GS Mortgage Securities Trust
3.206% due 02/10/2048	2,000	2,066
GSR Mortgage Loan Trust
3.121% due 06/25/2034 ~	536	531
3.204% due 09/25/2035 ~	609	622
HomeBanc Mortgage Trust
1.477% (US0001M + 0.240%) due 07/25/2035 ~	1,520	1,515
Impac CMB Trust
1.937% (US0001M + 0.700%) due 02/25/2036 ~	1,084	1,080
JPMorgan Chase Commercial Mortgage Securities Trust
2.677% (LIBOR01M + 1.450%) due 10/15/2033 ~	1,000	1,004
JPMorgan Mortgage Trust
3.499% due 04/25/2035 ~	581	592
MASTR Adjustable Rate Mortgages Trust
3.441% due 11/21/2034 ~	937	964
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.094% (US0001M + 0.860%) due 08/15/2032 ~	1,773	1,715
Merrill Lynch Mortgage Investors Trust
2.973% due 02/25/2035 ~	215	220
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048	2,000	2,013
Prime Mortgage Trust
1.637% (US0001M + 0.400%) due 02/25/2034 ~	36	35
RBSSP Resecuritization Trust
2.995% due 12/25/2035 ~	601	615
3.276% (US0001M + 0.150%) due 01/26/2036 ~	744	755
Structured Asset Mortgage Investments Trust
1.367% (US0001M + 0.130%) due 03/25/2037 ~	371	290
1.487% (US0001M + 0.250%) due 07/19/2035 ~	104	102
1.897% (US0001M + 0.660%) due 09/19/2032 ~	72	71
2.231% (US0006M + 0.760%) due 05/19/2035 ~	1,417	1,414
8.914% due 06/25/2029 ~	57	57
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.282% due 07/25/2032 ~	2	1
WaMu Mortgage Pass-Through Certificates Trust
1.507% (US0001M + 0.270%) due 07/25/2045 ~	102	101
1.507% (US0001M + 0.270%) due 12/25/2045 ~	117	114
1.527% (US0001M + 0.290%) due 10/25/2045 ~	82	82
1.619% (12MTA + 0.730%) due 01/25/2047 ~	114	111
1.959% (12MTA + 1.070%) due 01/25/2046 ~	540	542
2.089% (12MTA + 1.200%) due 11/25/2042 ~	31	30
2.289% (12MTA + 1.400%) due 06/25/2042 ~	38	37
Wells Fargo Mortgage-Backed Securities Trust
3.127% due 01/25/2035 ~	346	353
3.263% due 06/25/2035 ~	1,792	1,814

Total Non-Agency Mortgage-Backed Securities (Cost $25,134)		25,751

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 4.2%
Accredited Mortgage Loan Trust
1.937% (US0001M + 0.700%) due 04/25/2035 ~	$1,434	$1,440
Ally Auto Receivables Trust
1.490% due 11/15/2019	1,500	1,500
Amortizing Residential Collateral Trust
1.817% (US0001M + 0.580%) due 07/25/2032 ~	41	39
Asset-Backed Securities Corp. Home Equity Loan Trust
2.479% (US0001M + 1.245%) due 08/15/2033 ~	506	509
2.884% (US0001M + 1.650%) due 03/15/2032 ~	182	182
Bear Stearns Asset-Backed Securities Trust
2.237% (US0001M + 1.000%) due 10/25/2037 ~	360	362
Countrywide Asset-Backed Certificates
1.717% (LIBOR01M + 0.480%) due 12/25/2031 ^~	75	60
Credit-Based Asset Servicing and Securitization LLC
1.297% (US0001M + 0.060%) due 11/25/2036 ~	17	11
Edsouth Indenture LLC
2.387% (US0001M + 1.150%) due 09/25/2040 ~	545	542
First Franklin Mortgage Loan Trust
1.957% (US0001M + 0.720%) due 05/25/2035 ~	58	59
Ford Credit Auto Lease Trust
1.374% (US0001M + 0.140%) due 11/15/2019 ~	1,000	1,001
1.560% due 11/15/2019	500	500
Fremont Home Loan Trust
1.297% (US0001M + 0.060%) due 01/25/2037 ~	9	5
GM Financial Consumer Automobile
1.510% due 03/16/2020	1,000	1,000
GSAMP Trust
1.307% (US0001M + 0.070%) due 12/25/2036 ~	62	33
HSI Asset Loan Obligation Trust
1.297% (US0001M + 0.060%) due 12/25/2036 ~	101	47
Navient Private Education Loan Trust
2.434% (US0001M + 1.200%) due 12/15/2028 ~	841	854
Navient Student Loan Trust
1.537% (US0001M + 0.300%) due 09/26/2022 ~	551	552
Nissan Auto Receivables Owner Trust
1.534% (US0001M + 0.300%) due 04/15/2019 ~	619	619
NYMT Residential
4.000% due 03/25/2021	209	210
Panhandle-Plains Higher Education Authority, Inc.
2.429% (US0003M + 1.130%) due 10/01/2035 ~	332	331
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.317% (US0001M + 1.080%) due 03/25/2035 ~	500	503
Santander Drive Auto Receivables Trust
1.490% due 02/18/2020	671	670
Securitized Asset-Backed Receivables LLC Trust
1.297% (US0001M + 0.060%) due 12/25/2036 ^~	99	38
SLC Student Loan Trust
1.420% (US0003M + 0.100%) due 09/15/2026 ~	728	726
SLM Private Credit Student Loan Trust
1.510% (US0003M + 0.190%) due 12/15/2023 ~	666	666

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Student Loan Trust
1.404% (US0003M + 0.090%) due 10/25/2024 ~	$497	$497
1.814% (US0003M + 0.500%) due 04/25/2024 ~	851	854
1.864% (US0003M + 0.550%) due 10/26/2026 ~	302	303
Structured Asset Investment Loan Trust
2.212% (US0001M + 0.975%) due 10/25/2033 ~	131	131
Westlake Automobile Receivables Trust
1.780% due 04/15/2020	700	701

Total Asset-Backed Securities (Cost $14,853)		14,945

SHORT-TERM INSTRUMENTS 21.8%

COMMERCIAL PAPER 2.8%
ING U.S. Funding LLC
1.400% due 02/05/2018	3,125	3,110
1.520% due 05/25/2018	1,500	1,485
J.P. Morgan Securities
1.540% due 05/29/2018	1,400	1,386
Philip Morris International, Inc.
1.240% due 11/14/2017	2,100	2,097
Schlumberger Holdings
1.460% due 10/23/2017	2,000	1,998

		10,076

REPURCHASE AGREEMENTS (e) 15.4%
		55,099

SHORT-TERM NOTES 3.6%
Federal Home Loan Bank
1.014% due 10/02/2017 (c)(d)	10,700	10,700
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	1,000	1,000
3.041% (US0003M + 1.740%) due 10/05/2017 ~	1,400	1,400

		13,100

Total Short-Term Instruments (Cost $78,274)		78,275

Total Investments in Securities (Cost $315,357)		316,682

	SHARES
INVESTMENTS IN AFFILIATES 37.2%

SHORT-TERM INSTRUMENTS 37.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 37.2%
PIMCO Short-Term Floating NAV Portfolio III	8,667,577	85,679
PIMCO Short-Term Floating NAV Portfolio IV	4,752,044	47,596

Total Short-Term Instruments (Cost $133,219)		133,275

Total Investments in Affiliates (Cost $133,219)		133,275

Total Investments 125.5% (Cost $448,576)		$449,957

Financial Derivative Instruments (f)(g) 0.1% (Cost or Premiums, net $149)		379

Other Assets and Liabilities, net (25.6)%		(91,720)

Net Assets 100.0%		$358,616

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	25

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	1.210%	09/29/2017	10/02/2017	$29,600	U.S. Treasury Bonds 2.875% due 11/15/2046	$(30,256)	$29,600	$29,603
FICC	0.500	09/29/2017	10/02/2017	499	Federal Home Loan Bank 1.375% due 09/28/2020	(511)	499	499
JPS	1.240	09/29/2017	10/02/2017	25,000	U.S. Treasury Notes 1.625% due 05/15/2026	(25,471)	25,000	25,003

Total Repurchase Agreements						$(56,238)	$55,099	$55,105

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$29,603	$0	$0	$29,603	$(30,256)	$(653)
FICC	499	0	0	499	(511)	(12)
JPS	25,003	0	0	25,003	(25,471)	(468)

Total Borrowings and Other Financing Transactions	$55,105	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	161	$403	$14	$9

Total Purchased Options					$14	$9

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	161	$403	$(17)	$(3)

Total Written Options					$(17)	$(3)

26	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2019	41	$10,039	$(13)	$0	$(4)
90-Day Eurodollar June Futures	06/2018	21	5,161	3	0	(1)
90-Day Eurodollar June Futures	06/2019	42	10,295	(14)	0	(4)
90-Day Eurodollar March Futures	03/2018	82	20,174	(13)	0	(1)
90-Day Eurodollar March Futures	03/2019	41	10,054	29	0	(4)
90-Day Eurodollar September Futures	09/2018	116	28,484	25	0	(7)
90-Day Eurodollar September Futures	09/2019	144	35,282	76	0	(15)
U.S. Treasury 2-Year Note December Futures	12/2017	257	55,436	(151)	0	(32)

				$(58)	$0	$(68)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2017	129	$(15,158)	$105	$21	$0
U.S. Treasury 30-Year Bond December Futures	12/2017	8	(1,223)	16	0	0

				$121	$21	$0

Total Futures Contracts				$63	$21	$(68)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Citigroup, Inc.	1.000%	Quarterly	06/20/2019	0.220%	$	6,400	$96	$(8)	$88	$0	$(1)
JPMorgan Chase & Co.	1.000	Quarterly	06/20/2019	0.218		600	9	(1)	8	0	0
MetLife, Inc.	1.000	Quarterly	03/20/2019	0.118		500	6	1	7	0	1
MetLife, Inc.	1.000	Quarterly	06/20/2019	0.140		5,500	76	7	83	0	(1)

							$187	$(1)	$186	$0	$(1)

Total Swap Agreements							$187	$(1)	$186	$0	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements		Total
Total Exchange-Traded or Centrally Cleared	$9	$21	$0	$30		$(3)	$(68)		$(1)	$(72)

Cash of $9,663 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	27

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
GST	MCDX-25 5-Year Index	1.000%	Quarterly	12/20/2020	$ 18,600	$(35)	$425	$390	$0

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	CPURNSA	1.598%	Maturity	06/02/2018	$11,300	$0	$15	$15	$0
	Pay	CPURNSA	1.565	Maturity	06/07/2018	5,500	0	8	8	0
MYC	Pay	CPURNSA	1.593	Maturity	06/03/2018	6,900	0	8	8	0

							$0	$31	$31	$0

Total Swap Agreements							$(35)	$456	$421	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)	Net Exposure(4)
BOA	$0	$0	$23	$23	$0	$0	$0	$0	$23	$0	$23
GST	0	0	390	390	0	0	0	0	390	(520)	(130)
MYC	0	0	8	8	0	0	0	0	8	0	8

Total Over the Counter	$0	$0	$421	$421	$0	$0	$0	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

28	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$9	$9
Futures	0	0	0	0	21	21

	$0	$0	$0	$0	$30	$30

Over the counter
Swap Agreements	$0	$390	$0	$0	$31	$421

	$0	$390	$0	$0	$61	$451

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3	$3
Futures	0	0	0	0	68	68
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$0	$71	$72

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(13)	$(13)
Futures	0	0	0	0	191	191
Swap Agreements	0	62	0	0	(431)	(369)

	$0	$62	$0	$0	$(253)	$(191)

Over the counter
Written Options	$0	$0	$0	$0	$52	$52
Swap Agreements	0	271	0	0	0	271

	$0	$271	$0	$0	$52	$323

	$0	$333	$0	$0	$(201)	$132

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$5	$5
Written Options	0	0	0	0	14	14
Futures	0	0	0	0	16	16
Swap Agreements	0	(19)	0	0	94	75

	$0	$(19)	$0	$0	$129	$110

Over the counter
Written Options	$0	$0	$0	$0	$(40)	$(40)
Swap Agreements	0	(8)	0	0	(119)	(127)

	$0	$(8)	$0	$0	$(159)	$(167)

	$0	$(27)	$0	$0	$(30)	$(57)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	29

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$24,780	$0	$24,780
Industrials	0	33,102	0	33,102
Utilities	0	14,575	0	14,575
U.S. Government Agencies	0	122,667	2,587	125,254
Non-Agency Mortgage-Backed Securities	0	25,751	0	25,751
Asset-Backed Securities	0	14,945	0	14,945
Short-Term Instruments
Commercial Paper	0	10,076	0	10,076
Repurchase Agreements	0	55,099	0	55,099
Short-Term Notes	0	13,100	0	13,100

	$0	$314,095	$2,587	$316,682

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$133,275	$0	$0	$133,275

Total Investments	$133,275	$314,095	$2,587	$449,957

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$30	$0	$0	$30
Over the counter	0	421	0	421

	$30	$421	$0	$451

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(71)	$(1)	$0	$(72)

Total Financial Derivative Instruments	$(41)	$420	$0	$379

Totals	$133,234	$314,515	$2,587	$450,336

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

30	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Low Duration ESG Fund

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.7%

CORPORATE BONDS & NOTES 52.2%

BANKING & FINANCE 39.2%
ABN AMRO Bank NV
2.100% due 01/18/2019		$400	$402
American Tower Corp.
2.800% due 06/01/2020		1,000	1,016
3.400% due 02/15/2019		900	917
ANZ New Zealand International Ltd.
2.250% due 02/01/2019		300	301
Asian Development Bank
1.875% due 08/10/2022		800	793
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	200	74
Bank of America Corp.
2.151% due 11/09/2020		$1,100	1,097
3.300% due 01/11/2023		300	307
5.650% due 05/01/2018		1,000	1,023
Barclays PLC
3.419% (US0003M + 2.110%) due 08/10/2021 ~		500	522
BNZ International Funding Ltd.
2.350% due 03/04/2019		300	302
Boston Properties LP
3.700% due 11/15/2018		400	407
Citigroup, Inc.
2.007% (US0003M + 0.690%) due 04/27/2018 ~		600	602
2.450% due 01/10/2020		200	202
Citizens Bank N.A.
2.300% due 12/03/2018		800	803
Commonwealth Bank of Australia
1.750% due 11/02/2018		700	700
Ford Motor Credit Co. LLC
2.145% due 01/09/2018		500	501
2.220% (US0003M + 0.900%) due 06/15/2018 ~		600	602
2.243% (US0003M + 0.930%) due 11/04/2019 ~		500	504
2.884% (US0003M + 1.580%) due 01/08/2019 ~		500	507
5.000% due 05/15/2018		300	306
Goldman Sachs Group, Inc.
2.473% (US0003M + 1.160%) due 04/23/2020 ~		1,200	1,220
2.674% (US0003M + 1.360%) due 04/23/2021 ~		500	511
6.000% due 06/15/2020		400	439
7.500% due 02/15/2019		200	215
HSBC USA, Inc.
1.919% (US0003M + 0.610%) due 11/13/2019 ~		500	502
ING Bank NV
2.050% due 08/17/2018		400	401
International Bank for Reconstruction & Development
1.750% due 11/22/2021		3,600	3,562
International Lease Finance Corp.
7.125% due 09/01/2018		900	943
JPMorgan Chase & Co.
1.826% (US0003M + 0.510%) due 03/01/2018 ~		700	701
Kreditanstalt fuer Wiederaufbau
2.000% due 09/29/2022 (b)		4,400	4,388
LeasePlan Corp. NV
2.500% due 05/16/2018		400	401
3.000% due 10/23/2017		200	200
Loews Corp.
2.625% due 05/15/2023		400	400
Macquarie Bank Ltd.
2.431% (US0003M + 1.120%) due 07/29/2020 ~		1,000	1,017
Marsh & McLennan Cos., Inc.
2.350% due 03/06/2020		400	403

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley
2.686% (US0003M + 1.375%) due 02/01/2019 ~		$500	$507
MUFG Americas Holdings Corp.
1.881% (US0003M + 0.570%) due 02/09/2018 ~		500	501
Nordea Hypotek AB
2.250% due 06/19/2019	SEK	24,800	3,171
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	4,400	699
1.000% due 04/01/2018		9,100	1,457
2.000% due 10/01/2017		9,400	1,493
2.000% due 01/01/2018		10,600	1,694
Nykredit Realkredit A/S
1.000% due 10/01/2017		16,700	2,652
1.000% due 04/01/2018		2,600	416
1.000% due 07/01/2018		8,700	1,397
2.000% due 04/01/2018		24,900	4,004
Realkredit Danmark A/S
1.000% due 01/01/2018		4,400	701
1.000% due 04/01/2018		38,300	6,129
2.000% due 01/01/2018		15,400	2,460
2.000% due 04/01/2018		15,500	2,492
Royal Bank of Scotland Group PLC
6.990% (US0003M + 2.670%) due 10/05/2017 ~(g)		$1,700	1,942
Santander Holdings USA, Inc.
2.700% due 05/24/2019		300	302
2.767% (US0003M + 1.450%) due 11/24/2017 ~		300	301
SBA Communications Corp.
4.875% due 09/01/2024		400	412
Stadshypotek AB
2.500% due 09/18/2019	SEK	9,000	1,161
Sumitomo Mitsui Banking Corp.
1.884% (US0003M + 0.580%) due 01/16/2018 ~		$1,300	1,302
2.053% (US0003M + 0.740%) due 07/23/2018 ~		400	402
Sveriges Sakerstallda Obligationer AB
4.000% due 09/18/2019	SEK	4,000	531
Swedbank AB
2.375% due 02/27/2019		$400	403
Toronto-Dominion Bank
2.250% due 09/25/2019		1,400	1,410
UBS Group Funding Switzerland AG
3.084% (US0003M + 1.780%) due 04/14/2021 ~		500	518
Unibail-Rodamco SE
2.074% (US0003M + 0.770%) due 04/16/2019 ~		1,000	1,007
Westpac Banking Corp.
2.100% due 02/25/2021		1,000	999
3.100% due 06/03/2021	AUD	1,600	1,261

			68,915

INDUSTRIALS 9.9%
Aetna, Inc.
1.967% (US0003M + 0.650%) due 12/08/2017 ~		$900	901
Apple, Inc.
3.000% due 06/20/2027		800	802
CA, Inc.
3.600% due 08/01/2020		300	309
Coca-Cola Co.
1.375% due 05/30/2019		400	399
Danone S.A.
1.691% due 10/30/2019		300	298
Dell International LLC
3.480% due 06/01/2019		800	816
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019		300	303

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DXC Technology Co.
2.266% (US0003M + 0.950%) due 03/01/2021 ~	$900	$904
eBay, Inc.
2.150% due 06/05/2020	800	802
ERAC USA Finance LLC
2.600% due 12/01/2021	300	299
General Mills, Inc.
1.400% due 10/20/2017	400	400
5.650% due 02/15/2019	500	525
Georgia-Pacific LLC
2.539% due 11/15/2019	800	807
5.400% due 11/01/2020	200	219
Hess Corp.
8.125% due 02/15/2019	300	322
Humana, Inc.
7.200% due 06/15/2018	700	726
Intel Corp.
1.389% (US0003M + 0.080%) due 05/11/2020 ~	700	701
1.700% due 05/19/2021	400	396
Kinder Morgan, Inc.
7.250% due 06/01/2018	200	207
Kraft Heinz Foods Co.
2.000% due 07/02/2018	200	200
Local Initiatives Support Corp.
3.005% due 03/01/2022	700	698
Marriott International, Inc.
3.000% due 03/01/2019	300	304
Microsoft Corp.
1.100% due 08/08/2019	400	396
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	400	397
2.000% due 10/28/2021	900	884
Oracle Corp.
1.900% due 09/15/2021	1,000	993
PepsiCo, Inc.
1.481% (US0003M + 0.170%) due 04/30/2018 ~	400	400
RELX Capital, Inc.
8.625% due 01/15/2019	200	216
SES Global Americas Holdings GP
2.500% due 03/25/2019	500	499
Smiths Group PLC
7.200% due 05/15/2019	200	215
Time Warner Cable LLC
6.750% due 07/01/2018	200	207
UnitedHealth Group, Inc.
1.400% due 12/15/2017	700	700
WestRock RKT Co.
4.450% due 03/01/2019	100	103
Whirlpool Corp.
1.650% due 11/01/2017	200	200
Zoetis, Inc.
1.875% due 02/01/2018	400	401
3.250% due 02/01/2023	400	414

		17,363

UTILITIES 3.1%
AT&T, Inc.
2.254% (US0003M + 0.950%) due 07/15/2021 ~	400	405
Baltimore Gas & Electric Co.
3.350% due 07/01/2023	1,000	1,035
British Telecommunications PLC
2.350% due 02/14/2019	400	403
Consolidated Edison, Inc.
2.000% due 05/15/2021	400	396
NextEra Energy Capital Holdings, Inc.
2.700% due 09/15/2019	1,500	1,519

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	31

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Southern Power Co.
1.950% due 12/15/2019	$1,700	$1,697

		5,455

Total Corporate Bonds & Notes (Cost $88,975)		91,733

MUNICIPAL BONDS & NOTES 0.0%

TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
2.399% (US0003M + 1.100%) due 04/01/2040 ~	54	55

Total Municipal Bonds & Notes (Cost $55)		55

U.S. GOVERNMENT AGENCIES 31.4%
Fannie Mae
1.000% due 01/25/2043	35	32
1.584% (US0001M + 0.350%) due 09/25/2042 ~	70	69
1.687% (LIBOR01M + 0.450%) due 06/25/2021 ~	1	1
2.030% (12MTA + 1.200%) due 07/01/2042 ~	16	17
2.080% (12MTA + 1.250%) due 09/01/2041 ~	47	48
2.137% (LIBOR01M + 0.900%) due 06/25/2021 - 09/25/2021 ~	7	6
2.230% (12MTA + 1.400%) due 09/01/2040 ~	3	3
2.694% (12MTA + 1.838%) due 11/01/2035 ~	8	9
2.814% (US0012M + 1.258%) due 11/01/2034 ~	7	7
3.050% (H15T1Y + 2.175%) due 03/01/2035 ~	1	1
3.107% (COF 11 + 1.250%) due 08/01/2029 ~	18	18
3.249% (US0012M + 1.636%) due 07/01/2035 ~	9	9
3.257% (US0012M + 1.489%) due 05/01/2035 ~	11	11
3.269% (US0012M + 1.625%) due 11/01/2035 ~	25	26
3.500% (US0012M + 1.750%) due 08/01/2035 ~	69	73
3.500% due 02/25/2043 (a)	1,698	234
5.000% due 01/25/2040 - 07/25/2040	432	459
5.500% due 03/01/2023 - 02/01/2028	734	789
5.750% due 10/25/2035	20	22
5.862% (COF 11 + 1.250%) due 02/01/2031 ~	9	10
6.000% due 11/01/2017 - 05/01/2037	2	2
6.500% due 12/25/2042 ~	6	7
7.500% due 07/25/2022	11	12
Fannie Mae, TBA
3.000% due 11/01/2047	7,000	7,009
3.500% due 12/01/2047	25,000	25,672
4.000% due 11/01/2047	10,000	10,510
FDIC Structured Sale Guaranteed Bonds
1.734% (LIBOR01M + 0.500%) due 11/29/2037 ~	196	195
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	102	102
Freddie Mac
1.277% (LIBOR01M + 0.040%) due 12/25/2036 ~	46	46
1.632% (LIBOR01M + 0.400%) due 12/15/2042 ~	2,469	2,466
1.684% (LIBOR01M + 0.450%) due 11/15/2030 ~	2	2
1.944% (LIBOR01M + 0.710%) due 10/15/2037 ~	77	78
2.000% due 11/15/2026	748	749

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.030% (12MTA + 1.200%) due 02/25/2045 ~	$38	$38
3.333% (H15T1Y + 2.250%) due 08/01/2035 ~	45	47
3.497% (US0012M + 1.717%) due 07/01/2035 ~	12	12
3.536% (US0012M + 1.720%) due 06/01/2035 ~	51	53
5.000% due 10/01/2033	8	9
6.500% due 07/25/2043	66	77
7.000% due 04/15/2023	3	4
7.705% (LIBOR01M + 9.680%) due 08/15/2044 ~	527	595
Ginnie Mae
1.541% due 02/20/2041 ~	24	24
1.637% (LIBOR01M + 0.400%) due 11/20/2045 ~	348	348
1.681% (US0001M + 0.450%) due 04/20/2065 ~	230	230
1.684% (US0001M + 0.460%) due 06/20/2065 ~	339	338
1.731% (LIBOR01M + 0.500%) due 07/20/2067 ~	1,677	1,676
1.784% (LIBOR01M + 0.550%) due 12/16/2025 ~	2	2
1.811% (US0001M + 0.580%) due 05/20/2066 ~	710	711
1.831% (US0001M + 0.600%) due 04/20/2065 ~	248	248
1.951% (US0001M + 0.720%) due 02/20/2066 ~	801	806
2.375% (H15T1Y + 1.500%) due 02/20/2032 ~	12	13
2.480% (US0012M + 0.750%) due 06/20/2067 ~	1,197	1,236
2.625% (H15T1Y + 1.500%) due 06/20/2027 - 05/20/2030 ~	27	28

Total U.S. Government Agencies (Cost $55,277)		55,189

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%
American Home Mortgage Investment Trust
3.229% (US0012M + 1.500%) due 10/25/2034 ~	28	29
3.453% (US0006M + 2.000%) due 02/25/2045 ~	16	17
Banc of America Funding Trust
1.517% (US0001M + 0.280%) due 07/25/2037 ~	127	118
3.333% due 05/25/2035 ~	288	302
Banc of America Mortgage Trust
3.816% due 08/25/2034 ~	163	163
4.034% due 03/25/2033 ~	257	257
Bear Stearns Adjustable Rate Mortgage Trust
3.551% due 02/25/2033 ~	1	1
3.560% due 01/25/2034 ~	12	12
Bear Stearns ALT-A Trust
3.452% due 09/25/2035 ~	17	15
3.564% due 05/25/2035 ~	68	69
Citigroup Commercial Mortgage Trust
6.427% due 12/10/2049 ~	7	7
Citigroup Mortgage Loan Trust
1.307% (LIBOR01M + 0.070%) due 01/25/2037 ~	66	52
Citigroup Mortgage Loan Trust, Inc.
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	18	18
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	11	11
Countrywide Home Loan Mortgage Pass-Through Trust
3.165% due 11/25/2034 ~	42	42
3.306% (US0012M + 1.750%) due 02/20/2036 ^~	64	58
3.358% due 02/20/2035 ~	46	46
Credit Suisse Commercial Mortgage Trust
6.514% due 02/15/2041 ~	93	93

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Mortgage Capital Certificates
3.415% due 09/26/2047 ~		$278	$281
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.368% due 06/26/2035 ~		3	3
Eurosail PLC
1.002% (BP0003M + 0.700%) due 09/13/2045 ~	GBP	55	73
1.252% (BP0003M + 0.950%) due 06/13/2045 ~		1,243	1,670
First Horizon Alternative Mortgage Securities Trust
3.029% due 01/25/2035 ~		$244	241
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049 ~		97	97
GMAC Mortgage Corp. Loan Trust
3.577% due 11/19/2035 ~		22	21
Great Hall Mortgages PLC
1.451% (US0003M + 0.130%) due 06/18/2039 ~		194	190
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		500	519
GSR Mortgage Loan Trust
3.121% due 06/25/2034 ~		19	19
3.204% due 09/25/2035 ~		91	93
3.407% due 11/25/2035 ~		104	103
JPMorgan Chase Commercial Mortgage Securities Trust
2.677% (LIBOR01M + 1.450%) due 10/15/2033 ~		500	502
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		38	33
Merrill Lynch Mortgage Investors Trust
1.487% (US0001M + 0.250%) due 11/25/2035 ~		4	4
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
1.517% (US0001M + 0.280%) due 12/25/2035 ~		73	71
Prime Mortgage Trust
1.637% (US0001M + 0.400%) due 02/25/2034 ~		4	4
RBSSP Resecuritization Trust
2.995% due 12/25/2035 ~		300	307
3.276% (US0001M + 0.150%) due 01/26/2036 ~		372	378
Silverstone Master Issuer PLC
0.658% (BP0003M + 0.370%) due 01/21/2070 ~	GBP	560	751
Structured Adjustable Rate Mortgage Loan Trust
2.344% (12MTA + 1.400%) due 01/25/2035 ~		$65	61
3.452% due 02/25/2034 ~		59	59
3.472% due 08/25/2034 ~		78	78
Structured Asset Mortgage Investments Trust
1.367% (US0001M + 0.130%) due 03/25/2037 ~		135	105
1.487% (US0001M + 0.250%) due 07/19/2035 ~		26	26
1.517% (US0001M + 0.280%) due 02/25/2036 ^~		27	25
WaMu Mortgage Pass-Through Certificates Trust
1.507% (US0001M + 0.270%) due 12/25/2045 ~		21	21
1.527% (US0001M + 0.290%) due 10/25/2045 ~		140	141
1.619% (12MTA + 0.730%) due 01/25/2047 ~		29	28
1.977% (US0001M + 0.740%) due 11/25/2034 ~		71	70
2.289% (12MTA + 1.400%) due 06/25/2042 ~		18	18
Washington Mutual Mortgage Pass-Through Certificates Trust
3.319% due 02/25/2033 ~		2	2

32	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
3.296% due 06/25/2035 ~		$122	$126
3.450% due 10/25/2035 ~		389	392

Total Non-Agency Mortgage-Backed Securities (Cost $8,040)			7,822

ASSET-BACKED SECURITIES 5.8%
Ally Auto Receivables Trust
1.490% due 11/15/2019		700	700
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.347% (US0001M + 1.110%) due 03/25/2035 ~		1,300	1,240
Bear Stearns Asset-Backed Securities Trust
2.237% (US0001M + 1.000%) due 10/25/2037 ~		150	151
CIFC Funding Ltd.
2.668% (US0003M + 1.350%) due 12/05/2024 ~		324	325
Countrywide Asset-Backed Certificates
1.717% (LIBOR01M + 0.480%) due 12/25/2031 ^~		12	10
Countrywide Asset-Backed Certificates Trust
1.977% (US0001M + 0.740%) due 12/25/2034 ~		2,090	2,055
Edsouth Indenture LLC
2.387% (US0001M + 1.150%) due 09/25/2040 ~		156	155
Ford Credit Auto Lease Trust
1.374% (US0001M + 0.140%) due 11/15/2019 ~		500	500
1.560% due 11/15/2019		200	200
Fortress Credit Investments Ltd.
2.554% (US0003M + 1.250%) due 07/17/2023 ~		258	258
GE-WMC Mortgage Securities Trust
1.277% (US0001M + 0.040%) due 08/25/2036 ~		2	2
GM Financial Automobile Leasing Trust
1.736% (US0001M + 0.500%) due 10/22/2018 ~		457	457
Hildene CLO Ltd.
2.486% (US0003M + 1.180%) due 07/19/2026 ~		300	301
JPMorgan Mortgage Acquisition Corp.
1.467% (US0001M + 0.230%) due 05/25/2035 ~		664	664
Malin CLO BV
0.000% due 05/07/2023 ♦	EUR	142	168
Massachusetts Educational Financing Authority
2.264% (US0003M + 0.950%) due 04/25/2038 ~		$34	34
Morgan Stanley ABS Capital, Inc. Trust
1.287% (US0001M + 0.050%) due 07/25/2036 ~		18	12

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Navient Private Education Loan Trust
2.434% (US0001M + 1.200%) due 12/15/2028 ~		$187	$190
NYMT Residential
4.000% due 03/25/2021		125	126
Panhandle-Plains Higher Education Authority, Inc.
2.429% (US0003M + 1.130%) due 10/01/2035 ~		133	132
RAAC Trust
1.717% (US0001M + 0.480%) due 03/25/2037 ~		83	83
Securitized Asset-Backed Receivables LLC Trust
1.297% (US0001M + 0.060%) due 12/25/2036 ^~		49	19
SLC Student Loan Trust
1.420% (US0003M + 0.100%) due 09/15/2026 ~		437	436
1.430% (US0003M + 0.110%) due 03/15/2027 ~		346	345
SLM Private Credit Student Loan Trust
1.510% (US0003M + 0.190%) due 12/15/2023 ~		11	11
SLM Student Loan Trust
0.000% due 12/15/2023 ♦	EUR	144	170
1.404% (US0003M + 0.090%) due 10/25/2024 ~		$298	298
1.434% (US0003M + 0.120%) due 01/25/2027 ~		331	329
1.814% (US0003M + 0.500%) due 04/25/2024 ~		441	443
2.814% (US0003M + 1.500%) due 04/25/2023 ~		50	52
South Carolina Student Loan Corp.
2.066% (US0003M + 0.750%) due 03/02/2020 ~		42	42
Structured Asset Investment Loan Trust
1.942% (US0001M + 0.705%) due 03/25/2034 ~		134	133
2.212% (US0001M + 0.975%) due 10/25/2033 ~		50	50

Total Asset-Backed Securities (Cost $9,727)			10,091

SOVEREIGN ISSUES 2.7%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	400	481
Export Development Canada
1.800% due 09/01/2022	CAD	1,700	1,346
Japan Bank for International Cooperation
2.375% due 07/21/2022		$500	502
2.500% due 06/01/2022		1,600	1,616
Province of Quebec
1.650% due 03/03/2022	CAD	1,000	787

Total Sovereign Issues (Cost $4,733)			4,732

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 30.1%

CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC
2.066% due 12/06/2017		$800	$801

COMMERCIAL PAPER 1.8%
Boston Scientific Corp.
1.600% due 10/19/2017		900	899
Caisse d’Amortissement de la Dette Sociale
1.320% due 10/30/2017		1,000	999
Electricite de France S.A.
1.350% due 10/11/2017		900	900
Ford Motor Credit Co.
1.920% due 05/02/2018		400	396

			3,194

REPURCHASE AGREEMENTS (h) 10.5%
			18,500

SHORT-TERM NOTES 3.5%
Federal Home Loan Bank
1.014% due 10/03/2017 (e)(f)		5,200	5,200
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		200	200
3.041% (US0003M + 1.740%) due 10/05/2017 ~		800	800

			6,200

JAPAN TREASURY BILLS 12.5%
(0.124)% due 10/16/2017 - 11/27/2017 (d)(e)	JPY	2,460,000	21,865

U.S. TREASURY BILLS 1.3%
1.040% due 12/07/2017 - 01/04/2018 (d)(e)(k)		$2,214	2,208

Total Short-Term Instruments (Cost $53,278)			52,768

Total Investments in Securities (Cost $220,085)			222,390

Total Investments 126.7% (Cost $220,085)			$222,390

Financial Derivative Instruments (i)(j) (0.9)% (Cost or Premiums, net $(2))			(1,502)

Other Assets and Liabilities, net (25.8)%			(45,311)

Net Assets 100.0%			$175,577

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	33

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	1.210%	09/29/2017	10/02/2017	$18,500	U.S. Treasury Bonds 2.875% due 11/15/2046	$(18,910)	$18,500	$18,502

Total Repurchase Agreements						$(18,910)	$18,500	$18,502

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$18,502	$0	$0	$18,502	$(18,910)	$(408)

Total Borrowings and Other Financing Transactions	$18,502	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$ 98.250	03/19/2018	78	$195	$7	$4

Total Purchased Options					$7	$4

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$ 98.750	03/19/2018	78	$195	$(8)	$(2)

Total Written Options					$(8)	$(2)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar June Futures	06/2019	21	$	5,147	$(7)	$0	$(2)
90-Day Eurodollar March Futures	03/2018	47		11,563	(8)	0	(1)
90-Day Eurodollar September Futures	09/2018	90		22,100	23	0	(6)
90-Day Eurodollar September Futures	09/2019	67		16,416	36	0	(7)
Euro-Bund 10-Year Bond December Futures	12/2017	43	EUR	8,183	(18)	11	(10)
U.S. Treasury 2-Year Note December Futures	12/2017	11	$	2,373	(3)	0	(1)

					$23	$11	$(27)

34	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar June Futures	06/2018	6	$	(1,475)	$2	$0	$0
Euro-OAT France Government 10-Year Bond December Futures	12/2017	48	EUR	(8,801)	16	7	(13)
U.S. Treasury 5-Year Note December Futures	12/2017	48	$	(5,640)	14	8	0
U.S. Treasury 30-Year Bond December Futures	12/2017	2		(306)	5	0	0

					$37	$15	$(13)

Total Futures Contracts					$60	$26	$(40)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
MetLife, Inc.	1.000%	Quarterly	03/20/2019	0.118%	$	200	$3	$0	$3	$0	$0
MetLife, Inc.	1.000	Quarterly	09/20/2019	0.156		500	7	1	8	0	0

							$10	$1	$11	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	Semi-Annual	06/21/2020	$	4,700	$85	$(27)	$58	$5	$0
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	2,700	(87)	77	(10)	0	(9)

							$(2)	$50	$48	$5	$(9)

Total Swap Agreements							$8	$51	$59	$5	$(9)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$4	$26	$5	$35	$(2)	$(40)	$(9)	$(51)

Cash of 1,167 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	35

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017	JPY	30,000		$269	$2	$0
	11/2017	EUR	4,201		5,027	50	0
	11/2017	SEK	40,805		5,029	7	0
	11/2017		$3,517	EUR	2,978	11	0
	11/2017		2,306	JPY	259,000	0	0
	01/2018	DKK	10,860		$1,585	0	(150)
	04/2018		10,867		1,596	0	(149)
	07/2018		8,920		1,379	0	(62)
BPS	10/2017	BRL	9,500		2,609	0	(390)
	10/2017	GBP	451		594	0	(10)
	10/2017		$2,999	BRL	9,500	1	0
	11/2017	JPY	40,000		$366	10	0
	11/2017		$786	EUR	666	3	0
	11/2017		119	SEK	945	0	(3)
	04/2018	DKK	20,076		$2,970	0	(255)
CBK	10/2017	JPY	60,000		532	0	(1)
	10/2017		$954	DKK	6,550	86	0
	11/2017	JPY	580,000		$5,303	138	0
	01/2018	DKK	4,461		660	0	(53)
	04/2018		10,249		1,530	0	(117)
DUB	10/2017	BRL	14,800		4,672	0	(1)
	10/2017		$4,500	BRL	14,800	173	0
	01/2018	BRL	100		$26	0	(5)
GLM	10/2017	CAD	2,689		2,154	0	(1)
	10/2017	GBP	1,501		1,952	0	(59)
	11/2017		$4,637	JPY	506,700	0	(126)
	01/2018		7	DKK	48	1	0
	04/2018	DKK	18,625		$2,756	0	(236)
	04/2018		$768	DKK	5,012	37	0
HUS	10/2017	DKK	28,450		$4,358	0	(161)
	01/2018	BRL	7,900		2,355	0	(109)
	04/2018	DKK	21,940		3,266	0	(258)
JPM	10/2017	AUD	1,613		1,278	13	0
	10/2017	BRL	5,300		1,499	0	(175)
	10/2017	DKK	3,130		480	0	(17)
	10/2017		$1,673	BRL	5,300	0	0
	10/2017		2,614	GBP	1,952	2	0
	11/2017	EUR	1,410		$1,694	24	0
	11/2017	GBP	1,952		2,616	0	(2)
	11/2017	JPY	1,173,700		10,758	306	0
	11/2017		$1,241	EUR	1,037	0	(12)
	11/2017		689	JPY	75,400	0	(17)
	01/2018	DKK	4,918		$727	0	(59)
	01/2018		$4,788	BRL	16,000	203	0
	01/2018		13	DKK	85	1	0
	04/2018	DKK	5,524		$893	6	0
	07/2018		$20	DKK	133	1	0
MSB	11/2017	JPY	910,000		$8,308	206	0
NAB	10/2017		$2,172	CAD	2,689	0	(17)
	11/2017	CAD	2,689		$2,173	17	0
NGF	01/2018	BRL	8,000		2,357	0	(138)
SCX	12/2017	SGD	3,764		2,755	0	(21)
	04/2018	DKK	4,203		625	0	(50)
SOG	12/2017	KRW	3,211,217		2,839	33	0
	12/2017	TWD	113,228		3,776	38	0
TOR	01/2018	DKK	10,858		1,608	0	(126)
	04/2018		5,252		768	0	(76)
UAG	10/2017		6,285		959	0	(39)
	10/2017	JPY	250,000		2,255	31	0
	11/2017		$193	EUR	163	0	0
	01/2018		937	DKK	5,870	0	0

Total Forward Foreign Currency Contracts						$1,400	$(2,895)

36	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.177	10/03/2017	EUR 900	$(5)	$(1)
	Put - OTC EUR versus USD		1.178	10/03/2017	900	(5)	(1)

						$(10)	$(2)

Total Written Options						$(10)	$(2)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	PSEG Power LLC	1.000%	Quarterly	12/20/2018	0.332%	$200	$1	$1	$2	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	CPURNSA	0.000%	Maturity	06/07/2018	$	2,500	$0	$4	$4	$0
MYC	Pay	CPURNSA	0.000	Maturity	06/03/2018		4,500	0	5	5	0

								$0	$9	$9	$0

Total Swap Agreements								$1	$10	$11	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BOA	$70	$0	$4	$74	$(361)	$(2)	$0	$(363)	$(289)	$287	$(2)
BPS	14	0	0	14	(658)	0	0	(658)	(644)	618	(26)
CBK	224	0	0	224	(171)	0	0	(171)	53	0	53
DUB	173	0	0	173	(6)	0	0	(6)	167	(260)	(93)
GLM	38	0	0	38	(422)	0	0	(422)	(384)	318	(66)
HUS	0	0	0	0	(528)	0	0	(528)	(528)	564	36
JPM	556	0	2	558	(282)	0	0	(282)	276	(250)	26
MSB	206	0	0	206	0	0	0	0	206	0	206
MYC	0	0	5	5	0	0	0	0	5	0	5
NAB	17	0	0	17	(17)	0	0	(17)	0	0	0
NGF	0	0	0	0	(138)	0	0	(138)	(138)	0	(138)
SCX	0	0	0	0	(71)	0	0	(71)	(71)	87	16
SOG	71	0	0	71	0	0	0	0	71	0	71
TOR	0	0	0	0	(202)	0	0	(202)	(202)	0	(202)
UAG	31	0	0	31	(39)	0	0	(39)	(8)	0	(8)

Total Over the Counter	$1,400	$0	$11	$1,411	$(2,895)	$(2)	$0	$(2,897)

(k)	Securities with an aggregate market value of 1,874 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	37

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$4	$4
Futures	0	0	0	0	26	26
Swap Agreements	0	0	0	0	5	5

	$0	$0	$0	$0	$35	$35

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,400	$0	$1,400
Swap Agreements	0	2	0	0	9	11

	$0	$2	$0	$1,400	$9	$1,411

	$0	$2	$0	$1,400	$44	$1,446

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	0	0	40	40
Swap Agreements	0	0	0	0	9	9

	$0	$0	$0	$0	$51	$51

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,895	$0	$2,895
Written Options	0	0	0	2	0	2

	$0	$0	$0	$2,897	$0	$2,897

	$0	$0	$0	$2,897	$51	$2,948

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(6)	$(6)
Futures	0	0	0	0	(143)	(143)
Swap Agreements	0	3	0	0	(228)	(225)

	$0	$3	$0	$0	$(377)	$(374)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,974)	$0	$(1,974)
Written Options	0	0	0	9	26	35
Swap Agreements	0	2	0	0	0	2

	$0	$2	$0	$(1,965)	$26	$(1,937)

	$0	$5	$0	$(1,965)	$(351)	$(2,311)

38	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$2	$2
Written Options	0	0	0	0	7	7
Futures	0	0	0	0	67	67
Swap Agreements	0	0	0	0	46	46

	$0	$0	$0	$0	$122	$122

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(227)	$0	$(227)
Written Options	0	0	0	8	(20)	(12)
Swap Agreements	0	0	0	0	(35)	(35)

	$0	$0	$0	$(219)	$(55)	$(274)

	$0	$0	$0	$(219)	$67	$(152)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$68,915	$0	$68,915
Industrials	0	17,363	0	17,363
Utilities	0	5,455	0	5,455
Municipal Bonds & Notes
Texas	0	55	0	55
U.S. Government Agencies	0	55,189	0	55,189
Non-Agency Mortgage-Backed Securities	0	7,822	0	7,822
Asset-Backed Securities	0	10,091	0	10,091
Sovereign Issues	0	4,732	0	4,732
Short-Term Instruments
Certificates of Deposit	0	801	0	801
Commercial Paper	0	3,194	0	3,194
Repurchase Agreements	0	18,500	0	18,500
Short-Term Notes	0	6,200	0	6,200
Japan Treasury Bills	0	21,865	0	21,865
U.S. Treasury Bills	0	2,208	0	2,208

Total Investments	$0	$222,390	$0	$222,390

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$30	$5	$0	$35
Over the counter	0	1,411	0	1,411

	$30	$1,416	$0	$1,446

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(42)	(9)	0	(51)
Over the counter	0	(2,897)	0	(2,897)

	$(42)	$(2,906)	$0	$(2,948)

Total Financial Derivative Instruments	$(12)	$(1,490)	$0	$(1,502)

Totals	$(12)	$220,900	$0	$220,888

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	39

Schedule of Investments PIMCO Short Asset Investment Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.4%

CORPORATE BONDS & NOTES 46.8%

BANKING & FINANCE 23.5%
AIA Group Ltd.
1.750% due 03/13/2018	$4,854	$4,843
Air Lease Corp.
2.125% due 01/15/2018	5,809	5,816
American Express Credit Corp.
1.641% (US0003M + 0.330%) due 05/03/2019 ~	7,600	7,621
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~	3,400	3,408
Athene Global Funding
2.447% (US0003M + 1.140%) due 04/20/2020 ~	4,600	4,647
2.875% due 10/23/2018	16,017	16,171
Aviation Capital Group Corp.
4.625% due 01/31/2018	7,669	7,740
Bangkok Bank PCL
2.750% due 03/27/2018	6,300	6,317
Bank of Montreal
1.664% (US0003M + 0.360%) due 04/10/2018 ~	160	160
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.339% (US0003M + 1.020%) due 09/14/2018 ~	2,700	2,722
Bayer U.S. Finance LLC
1.582% (US0003M + 0.280%) due 10/06/2017 ~	5,250	5,250
BOC Aviation Ltd.
2.875% due 10/10/2017	6,250	6,251
Brandywine Operating Partnership LP
4.950% due 04/15/2018	1,500	1,520
Capital One N.A.
1.992% (US0003M + 0.680%) due 02/05/2018 ~	4,050	4,055
Citibank N.A.
1.581% (US0003M + 0.260%) due 09/18/2019 ~	5,000	5,005
Citigroup, Inc.
2.007% (US0003M + 0.690%) due 04/27/2018 ~	5,320	5,334
2.191% (US0003M + 0.880%) due 07/30/2018 ~	15,200	15,282
Commonwealth Bank of Australia
2.101% (US0003M + 0.790%) due 11/02/2018 ~	190	191
Credit Suisse AG
1.997% (US0003M + 0.680%) due 04/27/2018 ~	900	903
Dexia Credit Local S.A.
2.250% due 02/18/2020	7,000	7,016
Discover Bank
2.000% due 02/21/2018	15,000	15,024
E.ON International Finance BV
5.800% due 04/30/2018	1,500	1,534
Erste Abwicklungsanstalt
1.527% (US0003M + 0.210%) due 03/09/2020 ~	17,000	17,071
General Motors Financial Co., Inc.
2.664% (US0003M + 1.360%) due 04/10/2018 ~	4,900	4,926
3.250% due 05/15/2018	330	333
Goldman Sachs Group, Inc.
2.060% (US0003M + 0.730%) due 12/27/2020 ~	7,800	7,834
5.950% due 01/18/2018	12,000	12,153
GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,530	1,534
Harley-Davidson Financial Services, Inc.
1.667% (US0003M + 0.350%) due 03/08/2019 ~	1,300	1,303

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hospitality Properties Trust
6.700% due 01/15/2018	$310	$311
HSBC USA, Inc.
1.919% (US0003M + 0.610%) due 11/13/2019 ~	4,800	4,822
2.082% (US0003M + 0.770%) due 08/07/2018 ~	2,750	2,765
ICICI Bank Ltd.
4.700% due 02/21/2018	25,373	25,650
Indian Railway Finance Corp. Ltd.
3.417% due 10/10/2017	1,000	1,001
Intesa Sanpaolo SpA
3.875% due 01/16/2018	1,347	1,355
JPMorgan Chase & Co.
1.826% (US0003M + 0.510%) due 03/01/2018 ~	700	701
LeasePlan Corp. NV
2.500% due 05/16/2018	12,500	12,517
3.000% due 10/23/2017	11,060	11,067
Macquarie Bank Ltd.
1.600% due 10/27/2017	500	500
Mitsubishi UFJ Financial Group, Inc.
2.104% (US0003M + 0.790%) due 07/25/2022 ~	3,000	3,013
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.000% due 02/28/2018	11,550	11,563
Mizuho Securities USA LLC
1.981% (US0003M + 0.650%) due 06/28/2019 ~	1,230	1,230
MUFG Americas Holdings Corp.
1.881% (US0003M + 0.570%) due 02/09/2018 ~	6,500	6,508
National Bank of Canada
1.904% (US0003M + 0.600%) due 01/17/2020 ~	9,150	9,201
National Retail Properties, Inc.
6.875% due 10/15/2017	13,284	13,306
NTT Finance Corp.
1.863% (US0003M + 0.530%) due 06/29/2020 ~	1,400	1,405
Protective Life Global Funding
1.867% (US0003M + 0.550%) due 06/08/2018 ~	7,400	7,424
Prudential Financial, Inc.
2.095% (US0003M + 0.780%) due 08/15/2018 ~	341	343
QBE Insurance Group Ltd.
2.400% due 05/01/2018	7,700	7,724
QNB Finance Ltd.
2.125% due 02/14/2018	4,600	4,600
2.716% (US0003M + 1.400%) due 05/20/2018 ~	400	401
2.750% due 10/31/2018	3,000	3,007
RCI Banque S.A.
3.500% due 04/03/2018	15,236	15,352
Santander Bank N.A.
2.234% (US0003M + 0.930%) due 01/12/2018 ~	5,000	5,004
Santander Holdings USA, Inc.
2.767% (US0003M + 1.450%) due 11/24/2017 ~	14,600	14,629
Standard Chartered PLC
1.700% due 04/17/2018	2,170	2,168
State Bank of India
3.250% due 04/18/2018	6,275	6,325
Sumitomo Mitsui Financial Group, Inc.
2.084% (US0003M + 0.780%) due 07/12/2022 ~	1,800	1,802
Sumitomo Mitsui Trust Bank Ltd.
1.826% (US0003M + 0.510%) due 03/06/2019 ~	21,000	21,053
Synchrony Financial
2.711% (US0003M + 1.400%) due 11/09/2017 ~	20,756	20,778

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Toyota Motor Credit Corp.
1.680% (US0003M + 0.370%) due 03/12/2020 ~	$5,000	$5,023
UBS AG
4.750% (USSW5 + 3.765%) due 05/22/2023 ~	2,700	2,741
United Overseas Bank Ltd.
2.875% (H15T5Y + 2.300%) due 10/17/2022 ~	11,819	11,806
Ventas Realty LP
2.000% due 02/15/2018	6,000	6,006
Vonovia Finance BV
3.200% due 10/02/2017	14,250	14,250
WEA Finance LLC
2.700% due 09/17/2019	5,000	5,046
Welltower, Inc.
2.250% due 03/15/2018	5,000	5,013

		439,374

INDUSTRIALS 17.4%
Allergan Funding SCS
2.350% due 03/12/2018	6,000	6,018
2.390% (US0003M + 1.080%) due 03/12/2018 ~	15,655	15,708
Anheuser-Busch North American Holding Corp.
2.200% due 08/01/2018	1,000	1,005
Asciano Finance Ltd.
5.000% due 04/07/2018	2,800	2,840
AutoNation, Inc.
6.750% due 04/15/2018	6,393	6,561
Baidu, Inc.
2.250% due 11/28/2017	6,382	6,392
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~	7,800	7,817
2.195% (US0003M + 0.880%) due 08/15/2022 ~	6,400	6,425
Baxalta, Inc.
2.103% (US0003M + 0.780%) due 06/22/2018 ~	3,300	3,312
Central Nippon Expressway Co. Ltd.
2.094% (US0003M + 0.770%) due 09/17/2020 ~	1,000	999
2.126% (US0003M + 0.810%) due 03/03/2022 ~	12,800	12,856
2.169% (US0003M + 0.850%) due 09/14/2021 ~	4,000	4,025
China Resources Cement Holdings Ltd.
2.125% due 10/05/2017	1,400	1,400
CNPC General Capital Ltd.
1.950% due 04/16/2018	600	600
2.212% (US0003M + 0.895%) due 11/25/2017 ~	11,700	11,708
ConocoPhillips Co.
1.645% (US0003M + 0.330%) due 05/15/2018 ~	1,255	1,256
Daimler Finance North America LLC
1.842% (US0003M + 0.530%) due 05/05/2020 ~	1,400	1,406
1.931% (US0003M + 0.620%) due 10/30/2019 ~	14,750	14,828
Dell International LLC
3.480% due 06/01/2019	7,849	8,002
Deutsche Telekom International Finance BV
1.774% (US0003M + 0.450%) due 09/19/2019 ~	14,000	14,026
Ecopetrol S.A.
4.250% due 09/18/2018	1,400	1,431
ERAC USA Finance LLC
6.375% due 10/15/2017	1,795	1,798
Gilead Sciences, Inc.
1.546% (US0003M + 0.220%) due 03/20/2019 ~	6,000	6,012
1.576% (US0003M + 0.250%) due 09/20/2019 ~	6,000	6,014

40	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	$742	$742
Imperial Brands Finance PLC
2.050% due 02/11/2018	19,315	19,327
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	15,000	15,222
KLA-Tencor Corp.
2.375% due 11/01/2017	5,600	5,603
Kraft Heinz Foods Co.
1.729% (US0003M + 0.420%) due 08/09/2019 ~	5,000	5,005
1.879% (US0003M + 0.570%) due 02/10/2021 ~	8,100	8,111
2.000% due 07/02/2018	1,200	1,203
Mylan, Inc.
2.600% due 06/24/2018	3,000	3,015
NetApp, Inc.
2.000% due 12/15/2017	14,000	14,006
Nissan Motor Acceptance Corp.
1.694% (US0003M + 0.390%) due 07/13/2020 ~	2,300	2,302
1.721% (US0003M + 0.390%) due 09/28/2020 ~	3,400	3,408
Panhandle Eastern Pipe Line Co. LP
6.200% due 11/01/2017	2,659	2,668
Petroleos Mexicanos
3.324% (US0003M + 2.020%) due 07/18/2018 ~	1,500	1,518
9.250% due 03/30/2018	3,700	3,826
Reckitt Benckiser Treasury Services PLC
1.888% (US0003M + 0.560%) due 06/24/2022 ~	4,600	4,620
Reynolds American, Inc.
2.300% due 06/12/2018	1,875	1,884
SK Broadband Co. Ltd.
2.875% due 10/29/2018	2,100	2,111
Sky PLC
6.100% due 02/15/2018	1,500	1,525
Southern Co.
2.035% (US0003M + 0.700%) due 09/30/2020 ~	9,500	9,569
Spectra Energy Partners LP
2.016% (US0003M + 0.700%) due 06/05/2020 ~	5,000	5,043
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	18,013	18,161
Time Warner Cable LLC
6.750% due 07/01/2018	13,600	14,085
Toyota Finance Australia Ltd.
1.390% due 08/22/2018	7,251	7,188
1.570% due 07/20/2018	2,693	2,672
Tyson Foods, Inc.
1.764% (US0003M + 0.450%) due 08/21/2020 ~	4,000	4,007
Volkswagen Group of America Finance LLC
1.600% due 11/20/2017	8,750	8,750
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	12,000	12,014
Zoetis, Inc.
1.875% due 02/01/2018	4,800	4,810

		324,834

UTILITIES 5.9%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~	7,300	7,337
2.254% (US0003M + 0.950%) due 07/15/2021 ~	9,500	9,625
China Shenhua Overseas Capital Co. Ltd.
2.500% due 01/20/2018	15,000	15,012
CNOOC Finance Ltd.
1.750% due 05/09/2018	10,000	9,991

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dominion Energy, Inc.
1.866% (US0003M + 0.550%) due 06/01/2019 ~	$900	$904
Exelon Generation Co. LLC
6.200% due 10/01/2017	9,165	9,165
Israel Electric Corp. Ltd.
5.625% due 06/21/2018	5,000	5,117
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	9,000	9,101
Sinopec Capital Ltd.
1.875% due 04/24/2018	3,575	3,572
Sinopec Group Overseas Development Ltd.
2.224% (US0003M + 0.920%) due 04/10/2019 ~	7,000	7,042
TECO Finance, Inc.
1.904% (US0003M + 0.600%) due 04/10/2018 ~	15,700	15,725
Telenor ASA
1.750% due 05/22/2018	10,000	9,994
Verizon Communications, Inc.
2.321% (US0003M + 1.000%) due 03/16/2022 ~	7,000	7,106

		109,691

Total Corporate Bonds & Notes (Cost $872,747)		873,899

MUNICIPAL BONDS & NOTES 1.0%

CALIFORNIA 0.6%
California State General Obligation Bonds, Series 2013
1.564% (US0001M*0.7 + 0.700%) due 12/01/2028 ~	5,000	5,057
California State General Obligation Bonds, Series 2017
2.017% (US0001M + 0.780%) due 04/01/2047 ~	6,000	6,032

		11,089

TEXAS 0.0%
Texas State General Obligation Notes, Series 2013
1.637% (US0001M + 0.400%) due 06/01/2018 ~	195	195

WASHINGTON 0.4%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.927% (US0001M*0.67 + 1.100%) due 01/01/2042 ~	7,000	7,023

Total Municipal Bonds & Notes (Cost $18,195)		18,307

U.S. GOVERNMENT AGENCIES 4.0%
Fannie Mae
1.487% (LIBOR01M + 0.250%) due 11/25/2045 ~	1,181	1,179
1.514% (LIBOR01M + 0.290%) due 12/25/2017 ~	91	91
1.537% (LIBOR01M + 0.300%) due 04/25/2036 - 05/25/2037 ~	2,363	2,362
1.587% (LIBOR01M + 0.350%) due 07/25/2036 - 06/25/2043 ~	498	498
1.687% (LIBOR01M + 0.450%) due 04/25/2039 ~	634	638
1.777% (LIBOR01M + 0.540%) due 07/25/2037 ~	164	166
1.787% (LIBOR01M + 0.550%) due 09/25/2041 ~	91	92
1.917% (LIBOR01M + 0.680%) due 02/25/2041 ~	483	492
1.967% (LIBOR01M + 0.730%) due 06/25/2040 ~	660	670
3.422% (US0012M + 1.732%) due 05/01/2038 ~(c)	12,298	13,004

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
1.534% (LIBOR01M + 0.300%) due 04/15/2037 ~	$708	$705
1.564% (LIBOR01M + 0.330%) due 07/15/2037 ~	673	672
1.582% (LIBOR01M + 0.350%) due 09/25/2021 ~	3,551	3,555
1.634% (LIBOR01M + 0.400%) due 03/15/2040 - 11/15/2043 ~	1,450	1,454
1.734% (LIBOR01M + 0.500%) due 08/15/2041 ~	31	31
1.754% (LIBOR01M + 0.520%) due 12/15/2041 ~	827	832
1.814% (LIBOR01M + 0.580%) due 07/15/2037 ~	775	782
1.834% (LIBOR01M + 0.600%) due 11/15/2037 ~	144	145
2.184% (LIBOR01M + 0.950%) due 01/15/2032 ~	334	343
2.234% (LIBOR01M + 1.000%) due 01/15/2039 ~	92	95
2.737% (LIBOR01M + 1.500%) due 05/15/2033 ~	383	392
Ginnie Mae
1.431% (US0001M + 0.200%) due 06/20/2066 ~	6,161	6,154
1.546% (LIBOR01M + 0.310%) due 04/20/2037 ~	2,305	2,305
1.601% (US0001M + 0.370%) due 10/20/2066 ~	1,743	1,744
1.636% (LIBOR01M + 0.400%) due 06/20/2039 ~	351	352
1.731% (US0001M + 0.500%) due 12/20/2060 - 03/20/2065 ~	2,195	2,198
1.801% (US0001M + 0.570%) due 04/20/2062 ~	1,091	1,093
1.911% (US0001M + 0.680%) due 08/20/2061 ~	7,842	7,866
1.931% (US0001M + 0.700%) due 10/20/2065 ~	5,531	5,549
1.981% due 08/20/2067 ~	1,979	2,001
2.001% (US0001M + 0.770%) due 02/20/2066 ~	1,981	1,994
2.031% (US0001M + 0.800%) due 05/20/2066 ~	5,714	5,760
2.500% due 09/20/2067 +~	1,700	1,759
4.124% due 09/20/2066 ~	5,834	6,399
NCUA Guaranteed Notes
1.791% (LIBOR01M + 0.560%) due 12/08/2020 ~	1,456	1,465

Total U.S. Government Agencies (Cost $74,759)		74,837

U.S. TREASURY OBLIGATIONS 4.2%
U.S. Treasury Notes
1.875% due 07/31/2022	78,400	78,213

Total U.S. Treasury Obligations (Cost $78,717)		78,213

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Banc of America Funding Trust
1.737% (US0001M + 0.500%) due 06/26/2035 ~	26	26
Fort Cre LLC
2.737% (LIBOR01M + 1.500%) due 05/21/2036 ~	1,221	1,222
Silverstone Master Issuer PLC
1.857% (US0003M + 0.550%) due 01/21/2070 ~	5,000	5,018
Stonemont Portfolio Trust
2.085% due 08/20/2030 ~	5,000	5,014
UBS-Barclays Commercial Mortgage Trust
2.021% (LIBOR01M + 0.790%) due 04/10/2046 ~	14,000	14,181

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	41

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo-RBS Commercial Mortgage Trust
2.428% (LIBOR01M + 1.200%) due 06/15/2045 ~	$5,025	$5,129

Total Non-Agency Mortgage-Backed Securities (Cost $30,382)		30,590

ASSET-BACKED SECURITIES 12.4%
Capital Auto Receivables Asset Trust
1.826% (US0001M + 0.590%) due 01/22/2019 ~	516	516
Carlyle Global Market Strategies CLO Ltd.
2.467% (US0003M + 1.150%) due 07/27/2026 ~	4,700	4,727
2.767% (US0003M + 1.450%) due 07/27/2026 ~	2,200	2,203
Catamaran CLO Ltd.
2.515% (US0003M + 1.190%) due 12/20/2023 ~	5,378	5,406
Cent CLO Ltd.
2.414% (US0003M + 1.100%) due 01/25/2026 ~	2,500	2,505
CIFC Funding Ltd.
2.511% (US0003M + 1.200%) due 01/29/2025 ~	7,417	7,431
Dell Equipment Finance Trust
1.430% due 09/24/2018	1,470	1,470
Dryden Senior Loan Fund
1.000% due 10/15/2027 (a)+~	5,500	5,500
2.504% (US0003M + 1.200%) due 01/15/2025 ~	4,701	4,725
Flagship Credit Auto Trust
1.470% due 03/16/2020	3,054	3,052
Flagship Ltd.
2.427% (US0003M + 1.120%) due 01/20/2026 ~	8,300	8,344
Gallatin CLO Ltd.
2.574% (US0003M + 1.270%) due 07/15/2023 ~	45	45
GM Financial Automobile Leasing Trust
1.456% (US0001M + 0.220%) due 09/20/2019 ~	3,958	3,960
1.536% (US0001M + 0.300%) due 01/21/2020 ~	6,700	6,711
GoldenTree Loan Opportunities Ltd.
2.464% (US0003M + 1.150%) due 04/25/2025 ~	8,004	8,048
Halcyon Loan Advisors Funding Ltd.
2.815% (US0003M + 1.500%) due 08/15/2023 ~	1,188	1,195
Invitation Homes Trust
2.534% (LIBOR01M + 1.300%) due 08/17/2032 ~	3,819	3,849
Lime Street CLO Ltd.
1.565% (US0003M + 0.240%) due 06/20/2021 ~	952	952
Lockwood Grove CLO Ltd.
2.784% (US0003M + 1.470%) due 04/25/2025 ~	3,500	3,523
Motor PLC
1.773% due 09/25/2024 ~	10,000	10,010
Navient Private Education Loan Trust
2.334% (US0001M + 1.100%) due 12/15/2025 ~	95	95
Octagon Investment Partners Ltd.
2.424% (US0003M + 1.120%) due 07/17/2025 ~	8,100	8,118
Palmer Square Loan Funding Ltd.
2.454% (US0003M + 1.150%) due 01/15/2025 ~	5,487	5,490
PHEAA Student Loan Trust
2.187% (US0001M + 0.950%) due 11/25/2065 ~	8,310	8,341

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Progress Residential Trust
2.734% (LIBOR01M + 1.500%) due 09/17/2033 ~	$4,959	$5,040
Residential Asset Securities Corp. Trust
1.687% (US0001M + 0.450%) due 08/25/2035 ~	1,905	1,912
Santander Drive Auto Receivables Trust
1.300% due 06/15/2018	5,250	5,250
SLC Student Loan Trust
1.430% (US0003M + 0.110%) due 03/15/2027 ~	14,018	14,002
SLM Student Loan Trust
1.404% (US0003M + 0.090%) due 10/25/2024 ~	1,988	1,986
1.414% (US0003M + 0.100%) due 01/27/2025 ~	5,130	5,129
1.424% (US0003M + 0.110%) due 07/27/2026 ~	2,886	2,887
1.454% (US0003M + 0.140%) due 10/25/2028 ~	5,000	4,978
1.484% (US0003M + 0.170%) due 07/25/2023 ~	14,326	14,330
1.517% (US0001M + 0.280%) due 09/25/2019 ~	723	724
1.600% (US0003M + 0.280%) due 09/15/2022 ~	330	330
1.790% (LIBOR03M + 0.550%) due 12/15/2027 ~	3,929	3,929
1.864% (US0003M + 0.550%) due 01/25/2028 ~	10,088	10,112
SMB Private Education Loan Trust
1.834% (US0001M + 0.600%) due 07/17/2023 ~	234	234
1.934% (US0001M + 0.700%) due 02/15/2023 ~	577	577
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026	3,692	3,692
Sofi Consumer Loan Program LLC
2.770% due 05/25/2026	2,233	2,243
Sofi Professional Loan Program LLC
2.087% (US0001M + 0.850%) due 07/25/2039 ~	2,317	2,338
THL Credit Wind River CLO Ltd.
2.754% (US0003M + 1.450%) due 01/15/2026 ~	5,000	5,022
2.754% (US0003M + 1.450%) due 07/15/2026 ~	5,300	5,327
Trillium Credit Card Trust
1.958% (LIBOR01M + 0.720%) due 05/26/2021 ~	7,500	7,529
Utah State Board of Regents
1.987% (US0001M + 0.750%) due 09/25/2056 ~	4,078	4,092
1.987% (US0001M + 0.750%) due 01/25/2057 ~	5,228	5,245
VOLT LLC
3.250% due 05/25/2047	6,877	6,913
WhiteHorse Ltd.
2.464% (US0003M + 1.160%) due 07/17/2026 ~	8,200	8,200
2.511% (US0003M + 1.200%) due 02/03/2025 ~	3,116	3,128

Total Asset-Backed Securities (Cost $230,682)		231,365

SOVEREIGN ISSUES 4.8%
Caisse des Depots et Consignations
1.417% (US0003M + 0.100%) due 09/09/2019 ~	13,000	12,988
Development Bank of Japan, Inc.
1.000% due 01/22/2018	5,000	4,989
1.554% (US0003M + 0.240%) due 01/28/2020 ~	5,000	4,977
1.822% (US0003M + 0.510%) due 11/08/2017 ~	8,000	8,002

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.822% (US0003M + 0.510%) due 11/07/2018 ~	$4,000	$3,990
Japan Bank for International Cooperation
1.669% (US0003M + 0.360%) due 11/13/2018 ~	20,050	20,025
1.697% (US0003M + 0.390%) due 07/21/2020 ~	20,000	19,997
1.796% (US0003M + 0.480%) due 06/01/2020 ~	10,000	9,998
1.887% (US0003M + 0.570%) due 02/24/2020 ~	4,000	4,015

Total Sovereign Issues (Cost $88,986)		88,981

SHORT-TERM INSTRUMENTS 22.6%

CERTIFICATES OF DEPOSIT 2.8%
Barclays Bank PLC
1.781% due 03/16/2018	13,600	13,613
1.827% due 05/17/2018	6,100	6,103
1.940% due 09/04/2018	13,700	13,711
First Republic Bank
1.700% due 10/30/2017	10,000	10,000
Norinchukin Bank
2.019% due 10/10/2017	10,000	10,002

		53,429

COMMERCIAL PAPER 19.1%
Bell Canada
1.474% due 11/14/2017	6,000	5,989
1.527% due 12/15/2017	12,000	11,962
Boston Scientific Corp.
1.624% due 10/11/2017	8,200	8,196
1.624% due 10/12/2017	5,000	4,998
Canadian Natural Resources Ltd.
1.657% due 11/24/2017	16,400	16,358
CNPC Finance
1.523% due 10/13/2017	7,000	6,997
Enbridge (U.S.), Inc.
1.492% due 10/18/2017	17,000	16,988
Enbridge Energy Partners LP
2.031% due 10/05/2017	700	700
2.294% due 12/04/2017	8,700	8,673
2.294% due 12/14/2017	9,300	9,267
Energy Transfer Partners
2.235% due 10/06/2017	8,200	8,197
Engie
1.565% due 10/20/2017	3,000	2,998
1.596% due 11/01/2017	3,400	3,396
1.638% due 10/04/2017	5,000	4,999
1.649% due 10/03/2017	2,000	2,000
ENI Finance USA, Inc.
2.048% due 05/07/2018	2,000	1,979
Entergy Corp.
1.442% due 10/24/2017	7,000	6,992
1.680% due 11/03/2017	7,600	7,588
1.680% due 11/14/2017	1,300	1,297
1.680% due 11/15/2017	7,400	7,384
Enterprise Products Operating LLC
1.421% due 10/18/2017	15,000	14,989
Ford Motor Credit Co.
2.016% due 04/12/2018	12,500	12,380
2.017% due 04/18/2018	10,750	10,643
Hitachi Capital America Corp.
1.523% due 10/20/2017	14,000	13,989
HP, Inc.
1.555% due 10/23/2017	15,000	14,989
Humana, Inc.
1.492% due 10/18/2017	8,000	7,993
Kansas City Southern
1.623% due 10/04/2017	13,000	12,997
Marriott International
1.442% due 10/24/2017	20,000	19,981
1.513% due 10/31/2017	18,000	17,978

42	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mattel, Inc.
1.746% due 10/10/2017	$4,000	$3,998
1.746% due 10/12/2017	2,200	2,199
1.746% due 10/16/2017	5,200	5,197
ONEOK, Inc.
1.898% due 10/02/2017	3,700	3,700
1.929% due 10/03/2017	8,000	7,999
1.929% due 10/11/2017	1,100	1,099
1.929% due 10/17/2017	10,000	9,992
Plains All American Pipeline LP
2.490% due 10/23/2017	5,000	4,995
Sempra Energy Holdings
1.463% due 11/08/2017	6,000	5,991
Spectra Energy Partners LP
1.471% due 10/05/2017	3,000	2,999
Telstra Corp. Ltd.
1.754% due 11/20/2017	15,000	14,969
Viacom, Inc.
1.807% due 11/02/2017	18,000	17,976

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WPP CP Finance PLC
1.682% due 01/12/2018	$4,700	$4,679
1.736% due 02/13/2018	8,000	7,950

		356,640

REPURCHASE AGREEMENTS (b) 0.1%
		1,555

SHORT-TERM NOTES 0.6%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	10,621	10,621

Total Short-Term Instruments (Cost $422,188)		422,245

Total Investments in Securities (Cost $1,816,656)		1,818,437

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.0%

SHORT-TERM INSTRUMENTS 2.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short-Term Floating NAV Portfolio III	3,808,867	$37,651

Total Short-Term Instruments (Cost $37,651)		37,651

Total Investments in Affiliates (Cost $37,651)		37,651

Total Investments 99.4% (Cost $1,854,307)		$1,856,088

Financial Derivative Instruments (d) 0.0% (Cost or Premiums, net $240)		454

Other Assets and Liabilities, net 0.6%		9,915

Net Assets 100.0%		$1,866,457

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$1,555	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(1,589)	$1,555	$1,555

Total Repurchase Agreements						$(1,589)	$1,555	$1,555

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	1.350%	09/19/2017	10/16/2017	$(12,329)	$(12,335)

Total Reverse Repurchase Agreements					$(12,335)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(12,335)	$0	$(12,335)	$13,004	$669
FICC	1,555	0	0	1,555	(1,589)	(34)

Total Borrowings and Other Financing Transactions	$1,555	$(12,335)	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	43

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(12,335)	$0	$0	$(12,335)

Total Borrowings	$0	$(12,335)	$0	$0	$(12,335)

Payable for reverse repurchase agreements					$(12,335)

(c)	Securities with an aggregate market value of $13,004 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(42,656) at a weighted average interest rate of 1.277%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	1,805	$	442,834	$(250)	$0	$(135)
90-Day Eurodollar March Futures	03/2018	1,746		429,560	(570)	0	(22)

					$(820)	$0	$(157)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	1,805	$	(441,977)	$382	$181	$0
90-Day Eurodollar March Futures	03/2019	1,746		(428,163)	1,067	153	0
U.S. Treasury 2-Year Note December Futures	12/2017	1,930		(416,307)	1,233	241	0

					$2,682	$575	$0

Total Futures Contracts					$1,862	$575	$(157)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(1)	3-Month USD-LIBOR	2.000%	Semi-Annual	12/20/2019	$	388,600	$2,386	$(979)	$1,407	$0	$(252)
Receive(1)	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		161,200	(2,146)	772	(1,374)	288	0

							$240	$(207)	$33	$288	$(252)

Total Swap Agreements							$240	$(207)	$33	$288	$(252)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$575	$288	$863	$0	$(157)	$(252)	$(409)

44	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Cash of $3,447 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$575	$575
Swap Agreements	0	0	0	0	288	288

	$0	$0	$0	$0	$863	$863

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$157	$157
Swap Agreements	0	0	0	0	252	252

	$0	$0	$0	$0	$409	$409

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(679)	$(679)
Swap Agreements	0	0	0	0	(4)	(4)

	$0	$0	$0	$0	$(683)	$(683)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,024	$2,024
Swap Agreements	0	0	0	0	(207)	(207)

	$0	$0	$0	$0	$1,817	$1,817

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	45

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$439,374	$0	$439,374
Industrials	0	324,834	0	324,834
Utilities	0	109,691	0	109,691
Municipal Bonds & Notes
California	0	11,089	0	11,089
Texas	0	195	0	195
Washington	0	7,023	0	7,023
U.S. Government Agencies	0	66,679	8,158	74,837
U.S. Treasury Obligations	0	78,213	0	78,213
Non-Agency Mortgage-Backed Securities	0	30,590	0	30,590
Asset-Backed Securities	0	220,615	10,750	231,365
Sovereign Issues	0	88,981	0	88,981
Short-Term Instruments
Certificates of Deposit	0	53,429	0	53,429
Commercial Paper	0	356,640	0	356,640
Repurchase Agreements	0	1,555	0	1,555
Short-Term Notes	0	10,621	0	10,621

	$0	$1,799,529	$18,908	$1,818,437

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$37,651	$0	$0	$37,651

Total Investments	$37,651	$1,799,529	$18,908	$1,856,088

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$575	$288	$0	$863

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(157)	$(252)	$0	$(409)

Total Financial Derivative Instruments	$418	$36	$0	$454

Totals	$38,069	$1,799,565	$18,908	$1,856,542

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017(1)
Investments in Securities, at Value
U.S. Government Agencies	$6,607	$1,760	$(132)	$(4)	$(16)	$(57)	$0	$0	$8,158	$(58)
Non-Agency Mortgage-Backed Securities	2,532	0	(1,312)	0	0	2	0	(1,222)	0	0
Asset-Backed Securities	0	30,500	(19,750)	0	0	0	0	0	10,750	0
Short-Term Instruments
Commercial Paper	9,995	0	(10,000)	5	0	0	0	0	0	0

Totals	$19,134	$32,260	$(31,194)	$1	$(16)	$(55)	$0	$(1,222)	$18,908	$(58)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$1,759	Proxy Pricing	Base Price	103.500
	6,399	Third Party Vendor	Broker Quote	109.731
Asset-Backed Securities	5,500	Proxy Pricing	Base Price	100.000
	5,250	Third Party Vendor	Broker Quote	100.000

Total	$18,908

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

46	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2017 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class M, Class P, Administrative Class, Class D, Class A and Class C shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. Certain Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	47

Notes to Financial Statements (Cont.)

specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO Government Money Market Fund	Daily	Monthly
PIMCO Low Duration Fund II	Daily	Monthly
PIMCO Low Duration ESG Fund	Daily	Monthly
PIMCO Short Asset Investment Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05 which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

48	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2017 (Unaudited)

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares, except for PIMCO Government Money Market Fund, are ordinarily valued as of the close of regular trading (“NYSE Close”). PIMCO Government Money Market Fund shares are valued as of 5:30 p.m., Eastern Time (or an earlier time if the Fund closes earlier) on each day the NYSE is open for trading. Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

Except for the PIMCO Government Money Market Fund, for the purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on

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Notes to Financial Statements (Cont.)

days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

The PIMCO Government Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation

Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

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∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in

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Notes to Financial Statements (Cont.)

unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price. The PIMCO Government Money Market Fund is an exception because this Fund values all holdings at amortized cost.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund (except the PIMCO Government Money Market Fund) may invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the

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Adviser. The Central Funds are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Low Duration Fund II	$115,090	$38,698	$(68,100)	$(3)	$(6)	$85,679	$598	$0
PIMCO Low Duration ESG Fund	37,880	2,133	(40,016)	1	2	0	47	0
PIMCO Short Asset Investment Fund	214,565	1,993,378	(2,170,300)	18	(10)	37,651	478	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

Investment in PIMCO Short-Term Floating NAV Portfolio IV
Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Low Duration Fund II	$0	$47,535	$0	$0	$61	$47,596	$235	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders,  in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make

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Notes to Financial Statements (Cont.)

interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home

Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a To-Be-Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral)

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subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are

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Notes to Financial Statements (Cont.)

included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market

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movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit

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Notes to Financial Statements (Cont.)

default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at

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prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund may decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure used to understand a security’s or Fund’s interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Funds currently face a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value. If a Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, a Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of purchase or redemption requests. Large shareholder transactions may impact a Fund’s liquidity and net asset value. Such transactions may also increase a Fund’s transaction costs or otherwise cause a Fund to perform differently than intended. Moreover, the Funds are subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in

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Notes to Financial Statements (Cont.)

the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, seeks to minimize counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. MASTER ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as

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such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements (Cont.)

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class M	Class P	Administrative Class	Class D	Class A	Class C
PIMCO Government Money Market Fund	0.12%		0.06%	0.06%	0.16%	0.06%	N/A	0.21%	0.21%
PIMCO Low Duration Fund II	0.25%		0.25%	N/A	N/A	0.25%	N/A	N/A	N/A
PIMCO Low Duration ESG Fund	0.25%		0.25%	N/A	0.35%	0.25%	N/A	N/A	N/A
PIMCO Short Asset Investment Fund	0.20%	(1)	0.14%	0.14%	0.24%	0.14%	0.24%	0.24%	N/A

(1)

PIMCO has contractually agreed, effective August 1, 2017 through July 31, 2018, to waive its advisory fee by 0.07% of the average daily net assets of the Fund. Prior to August 1, 2017, PIMCO contractually agreed to reduce its advisory fee by 0.10% of the average daily net assets of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
PIMCO Government Money Market Fund	—	0.10%	(1)
All Other Funds	—	0.25%
Class C
PIMCO Government Money Market Fund	—	0.10%	(1)
All Other Funds	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class and Class D
PIMCO Government Money Market Fund	0.10%(1)
All Other Funds	0.25%

(1)

With respect to the PIMCO Government Money Market only, the Trust has suspended payment of distribution and/or service (12b-1) fees at this time. The payment of distribution and/or service (12b-1) fees may only be resumed at such time as the Board of Trustees determines that it is in the best interests of Fund shareholders to do so.

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2017, the Distributor retained $4,268,594 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses;

62	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2017 (Unaudited)

(vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000, the valuation oversight committee lead receives an additional annual retainer of $11,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $5,750) and the governance committee chair receives an additional annual retainer of $4,500. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Fee Waiver Agreement, PIMCO contractually agreed to reduce its Advisory Fee for the PIMCO Short Asset Investment Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) at September 30, 2017, were as follows (amounts in thousands):

	Expiring Within
Fund Name	12 months	13 - 24 months	25 - 36 months	Total
PIMCO Short Asset Investment Fund	$287	$735	$1,441	$2,463

The waiver for the PIMCO Short Asset Investment Fund is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2017, the amount waived was $722,478.

To maintain certain net yields for the PIMCO Government Money Market Fund, PIMCO and the Trust’s Distributor have entered into the Fee and Expense Limitation Agreement. Pursuant to the Fee and Expense Limitation Agreement, PIMCO or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of the PIMCO Government Money Market Fund’s Supervisory and Administrative Fee, any service fees applicable to a class of such Fund, or to the extent necessary, the Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or the Distributor.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from the PIMCO Government Money Market Fund any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata Trustee Fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed the Expense Limit; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of the Fund to maintain a net negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Fund will not reimburse PIMCO or its affiliates for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Fund will maintain a positive net yield.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	63

Notes to Financial Statements (Cont.)

The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) at September 30, 2017, were as follows (amounts in thousands):

	Expiring Within
Fund Name	12 months	13 - 24 months	25 - 36 months	Total
PIMCO Government Money Market Fund	$309	$30	$5	$344

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2017, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Low Duration Fund II	$4,727	$1,562
PIMCO Low Duration ESG Fund	2,309	942
PIMCO Short Asset Investment Fund	163,829	239,715

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust

(including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2017, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Low Duration Fund II	$738,427	$712,379	$5,365	$33,022
PIMCO Low Duration ESG Fund	359,178	342,290	30,045	16,989
PIMCO Short Asset Investment Fund	410,408	293,883	489,989	357,395

64	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2017 (Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Government Money Market Fund				PIMCO Low Duration Fund II
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares		Amount
Receipts for shares sold
Institutional Class	206,517	$206,517	326,179	$326,179	5,170	$50,581	12,747		$124,536
Class M	4,342,302	4,342,302	7,299,785	7,299,785	0	0	0		0
Class P	8,598	8,598	10,260	10,260	0	0	4	(a)	29	(a)
Administrative Class	341,258	341,258	450,338	450,338	1	10	2		26
Class D	0	0	0	0	0	0	0		0
Class A	61,980	61,980	80,693	80,693	0	0	0		0
Class C	7,840	7,840	28,640	28,640	0	0	0		0
Issued as reinvestment of distributions
Institutional Class	386	386	220	220	216	2,111	547		5,339
Class M	1,078	1,078	1,010	1,010	0	0	0		0
Class P	15	15	10	10	0	0	0	(a)	5	(a)
Administrative Class	397	397	216	216	5	50	15		142
Class D	0	0	0	0	0	0	0		0
Class A	444	444	164	164	0	0	0		0
Class C	122	122	76	76	0	0	0		0
Issued in reorganization^
Institutional Class	0	0	226,480	226,480	0	0	0		0
Class M	0	0	10	10	0	0	0		0
Administrative Class	0	0	86,830	86,830	0	0	0		0
Class A	0	0	131,617	131,617	0	0	0		0
Class C	0	0	61,318	61,318	0	0	0		0
Cost of shares redeemed
Institutional Class	(167,422)	(167,422)	(421,370)	(421,370)	(2,662)	(26,023)	(15,311)		(149,248)
Class M	(4,577,141)	(4,577,141)	(7,103,802)	(7,103,802)	0	0	0		0
Class P	(6,866)	(6,866)	(8,425)	(8,425)	0	0	(58	)(a)	(566	)(a)
Administrative Class	(340,871)	(340,871)	(451,741)	(451,741)	(2)	(21)	(120)		(1,173)
Class D	0	0	0	0	0	0	0		0
Class A	(65,680)	(65,680)	(84,897)	(84,897)	0	0	0		0
Class C	(28,405)	(28,405)	(35,595)	(35,595)	0	0	0		0
Net increase (decrease) resulting from Fund share transactions	(215,448)	$(215,448)	598,016	$598,016	2,728	$26,708	(2,174)		$(20,910)

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	65

Notes to Financial Statements (Cont.)

	PIMCO Low Duration ESG Fund				PIMCO Short Asset Investment Fund
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	2,670	$25,413	4,796	$45,436	102,112	$1,026,938	184,599	$1,851,926
Class M	0	0	0	0	0	0	0	0
Class P	849	8,084	2,219	21,040	10,003	100,601	13,130	131,778
Administrative Class	96	910	133	1,267	144,419	1,452,205	65,415	657,313
Class D	0	0	0	0	906	9,110	3,573	35,877
Class A	0	0	0	0	26,909	270,617	23,808	238,870
Class C	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	60	571	262	2,487	809	8,141	1,262	12,665
Class M	0	0	0	0	0	0	0	0
Class P	14	131	66	624	101	1,012	103	1,032
Administrative Class	2	15	10	90	65	653	33	336
Class D	0	0	0	0	15	147	10	99
Class A	0	0	0	0	130	1,303	106	1,062
Class C	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(1,607)	(15,296)	(9,090)	(86,170)	(77,416)	(778,594)	(146,139)	(1,467,141)
Class M	0	0	0	0	0	0	0	0
Class P	(1,175)	(11,147)	(2,093)	(19,823)	(5,135)	(51,638)	(6,128)	(61,483)
Administrative Class	(190)	(1,800)	(249)	(2,356)	(168,085)	(1,690,269)	(30,723)	(308,776)
Class D	0	0	0	0	(629)	(6,322)	(1,720)	(17,260)
Class A	0	0	0	0	(16,234)	(163,249)	(11,642)	(116,793)
Class C	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	719	$6,881	(3,946)	$(37,405)	17,970	$180,655	95,687	$959,505

(a)	Class P Shares liquidated at the close of business on October 28, 2016.
†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 15, Reorganization, in the Notes to Financial Statements.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, for the period ended September 30, 2017. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties
PIMCO Low Duration Fund II	1	0	13%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. REORGANIZATION

The PIMCO Funds Board of Trustees approved the reorganization (the “Reorganization”) of the PIMCO Money Market Fund (the “Money Market Fund”) into the PIMCO Government Money Market Fund (the “Acquiring Fund”). Pursuant to the Reorganization, shareholders of each class of the Money Market Fund became shareholders of the corresponding class of shares of the Acquiring Fund. The reorganization became effective upon the close of business on September 23, 2016. As a result, all shares held in the Money Market Fund were automatically exchanged for shares of the Acquiring Fund.

The transaction was structured to qualify as a tax-free reorganization under Section 368(a) of the Code. Pursuant to the Agreement and Plan of Reorganization, (Institutional Class, Class M, Class P, Administrative Class, Class A and Class C) shareholders of the Money Market Fund received a number of shares of the corresponding class in the Acquiring Fund, with a value equal to the aggregate net asset value of their investment in such share class of the Money Market Fund as of the close of business on the date of the reorganization.

66	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2017 (Unaudited)

The net asset value of the Acquiring Fund’s shares on the close of business on September 23, 2016, after the reorganization was $1.00, and a total of 506,255,148 shares were issued to shareholders of Money Market Fund in the exchange. As of September 23, 2016, the Money Market Fund did not have any pre-enactment net capital loss carryforwards.

The following is a summary of net assets immediately before and after the reorganization of the Money Market Fund into the Acquiring Fund (amounts in thousands):

Net Assets
Money Market Fund	$506,255
Acquiring Fund	442,745
Acquiring Fund - Post Reorganization	$949,000

Pursuant to the Trust’s all-inclusive investment advisory contract and supervision and administration agreement with PIMCO, PIMCO will pay all fees and expenses, including legal and accounting expenses, printing and mailing expenses, or other similar expenses incurred in connection with the reorganization transaction, excluding costs in connection with the purchase or sale of portfolio securities, if any. Any expenses incurred in connection with the Reorganization that may be attributable to the Acquiring Fund will be borne by PIMCO. Assuming the reorganization had been completed on April 1, 2016, the beginning of the reporting period, the pro forma results of operations for the period ended March 31, 2017, are as follows (amounts in thousands):

Net investment income	$2,532
Net realized and unrealized gain	7
Net increase in net assets resulting from operations	$2,539

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Money Market Fund that have been included in the Statements of Operations since September 23, 2016.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2017, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2017, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO Government Money Market Fund	$0	$0
PIMCO Low Duration Fund II	7,089	4,170
PIMCO Low Duration ESG Fund	1,445	2,185
PIMCO Short Asset Investment Fund	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
PIMCO Government Money Market Fund	$857,123	$0	$0	$0
PIMCO Low Duration Fund II	448,795	2,547	(710)	1,837
PIMCO Low Duration ESG Fund	220,083	5,301	(4,359)	942
PIMCO Short Asset Investment Fund	1,854,731	6,063	(2,811)	3,252

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	67

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GST	Goldman Sachs International	NGF	Nomura Global Financial Products, Inc.
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	NXN	Natixis New York
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SGY	Societe Generale, New York
DEU	Deutsche Bank Securities, Inc.	JPS	JPMorgan Securities, Inc.	SOG	Societe Generale
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	TOR	Toronto Dominion Bank
FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	SEK	Swedish Krona
BRL	Brazilian Real	GBP	British Pound	SGD	Singapore Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	TWD	Taiwanese Dollar
DKK	Danish Krone	KRW	South Korean Won	USD (or $)	United States Dollar

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0001M	1 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	US0003M	3 Month USD Swap Rate
COF 11	Cost of Funds - 11th District of San Francisco	LIBOR01M	1 Month USD-LIBOR	US0006M	6 Month USD Swap Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR03M	3 Month USD-LIBOR	US0012M	12 Month USD Swap Rate
EUR003M	3 Month EUR Swap Rate	MCDX	Municipal Bond Credit Derivative Index	USSW5	5 Year USSW Rate

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	NCUA	National Credit Union Administration	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
FDIC	Federal Deposit Insurance Corp.

68	PIMCO SHORT DURATION STRATEGY FUNDS

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 21-22, 2017, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2018. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2018. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2018.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the

Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 21-22, 2017 meeting. The Independent Trustees also conducted an in-person meeting and a telephonic meeting with counsel to the Trust and the Independent Trustees on July 21, 2017 and August 18, 2017 respectively, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements the Board received comparative information on the performance as well as the fees and expenses of other peer group funds and share classes. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to potential proposed changes in advisory fees and supervisory and administrative fees for

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	69

Approval of Investment Advisory Contract and Other Agreements (Cont.)

certain series of the Trust. The Board also received supplemental information regarding: profitability of the Trust and PIMCO, potential shareholder and market reaction to the fee changes, the context in which the current supervisory and administrative fees were established and the increased expenses borne by PIMCO in the process of providing administrative and supervisory services.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management, compliance and risk management, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time.

In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2016, including, but not limited to: continuing enhancement of its analytics and technology systems by upgrading hardware and software; enhancing data processing and security and development of tools and applications to support Portfolio Management, Compliance, Analytics, Risk Management, Client Reporting and Customer Relationship Management; continuing investment in its enterprise risk management function including PIMCO’s cybersecurity program; developing the PIMCO Global Advisory Board and continuing to hire new portfolio managers; expanding the Funds and Operations Group global operating model; developing a website monitoring application to ensure accurate data content; adding staff to fund accounting and financial reporting; engaging a third party to perform an independent assessment of PIMCO’s proprietary accounting application and enhancing the same system to provide portfolio managers with more timely and high quality income reporting; establishing a Fund Treasurer’s Office; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; redesigning shareholder statements to be more user friendly and enable e-delivery; and continuing expansion of the pricing portal and the proprietary performance reconciliation tool.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE

70	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 and other performance data, as available, over short- and long-term periods ended June 30, 2017 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 21-22, 2017 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of March 31, 2017, 91%, 68% and 98% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of June 30, 2017, 82%, 84% and 91% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	71

Approval of Investment Advisory Contract and Other Agreements (Cont.)

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Funds. The Board noted that, based upon this review, PIMCO may propose advisory fee or supervisory and administrative fee changes where (i) a Fund’s long-term performance warrants additional consideration; (ii) there is a notable aid to market position; (iii) a Fund’s fee does not reflect the current level of supervision or administrative fees provided to the Fund; or (iv) PIMCO would like to change a Fund’s overall strategic positioning.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO

72	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that, as the Funds’ business has become increasingly complex, and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs, such as service provider costs, are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Changes to Advisory Fees and Supervisory and Administration Fees

The Board considered PIMCO’s proposals to increase the supervisory and administrative fees for all classes of the PIMCO Income Fund and Class D for each of the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and the PIMCO Total Return Fund. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering these proposals the Board noted that PIMCO is continuing waivers for certain Funds.

The Board considered the following factors in connection with the increase in the supervisory and administrative fees for all classes of the PIMCO Income Fund: additional supervisory services provided to the Fund; additional data provided in meeting materials; PIMCO senior management time, resources, and oversight provided in connection with overseeing the distinct process and governance structure for managing the Fund’s level dividend strategy; and the potential impact of the fee increase on PIMCO’s profitability. The Board further considered the growth in PIMCO Income Fund assets under management and the Fund’s implementation of a more sophisticated strategy as factors contributing to the need for additional supervisory and administrative resources. In reviewing the higher proposed fee increase for Class D shares of the Income Fund as compared to other share classes, the Trustees also considered the factors discussed below in connection with the fee increase for Class D of certain Funds as the primary drivers for the higher fee increase for Class D shares of the Income Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	73

Approval of Investment Advisory Contract and Other Agreements (Cont.)

In considering the proposed fee increase for Class D of certain Funds, the Board reviewed data comparing each of the PIMCO Income Fund, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Total Return Fund fees to their respective “Peer Groups.” The Board noted that the Class D fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Trustees took into account the following primary drivers for the fee increase for Class D of certain Funds: (i) the current Class D pricing does not appropriately account for payments by PIMCO to third parties for sub-transfer agent and sub-accounting services, which payments are trending upward, and (ii) the current legacy pricing of this share class does not adequately include the larger supervisory services necessary to oversee intermediaries.

In considering the proposal to increase the supervisory and administrative fee for Class D of the PIMCO Total Return Fund, the Board noted that the fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering the proposed fee increase the Board reviewed data comparing each of the PIMCO Total Return Fund fees to their respective “Peer Groups.” The Trustees also considered the factors discussed above in connection with the fee increase for Class D of certain Funds as the primary drivers for the fee increase. The Board then discussed the proposed reduction by five basis points of the supervisory and administrative fee for Class A of the PIMCO Total Return Fund. The Board noted PIMCO’s belief that the then current supervisory and administrative fees for the PIMCO Total Return Fund Class A are appropriate in light of the comprehensive supervisory and administrative services performed by PIMCO and associated risks borne by PIMCO with respect to Class A shares of the Fund. The Board noted that, notwithstanding the appropriateness of the then current supervisory and administrative fee, in order to enhance the Fund’s competitive positioning, PIMCO was proposing the five basis point reduction in Class A share supervisory and administrative fees. The Board also noted that if the Class A share and Class D share proposals were both approved, the supervisory and administrative fees for Class A shares and Class D shares of the PIMCO Total Return Fund would be aligned.

The Board considered PIMCO’s proposal to reduce the advisory fee for each of the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Global Advantage® Strategy Bond Fund by five basis points. The Board noted that the reduction of the advisory fee for the PIMCO Global

Advantage® Strategy Bond Fund was being proposed in connection with other proposed and upcoming changes to the Fund’s benchmarks. The Board also considered that the proposed reduction in advisory fees for these Funds is in response to each Fund’s challenged performance history and is intended to result in a potential positive reaction from a marketing perspective.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Unconstrained Bond Fund by five basis points, reduce the supervisory and administrative fee by five basis points for each share class of the Fund, and waive the Fund’s advisory fee by one basis point for an initial term through July 31, 2019. The Board considered that the purpose of the proposal is to improve strategic positioning for the Fund. The Board noted that all reductions, increases and fee waivers discussed above would be effective October 2, 2017.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, after the proposals to increase or decrease the fees (as applicable), are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year due to decreased corporate expenses and expenses paid to third parties. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board further noted PIMCO’s engagement of a third party to review and to make recommendations regarding PIMCO’s processes supporting its profitability estimation materials. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and

74	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	75

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class M, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4007SAR_093017

PIMCO Funds

Semiannual

Report

September 30, 2017

StocksPLUS® Funds

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Absolute Return Fund

PIMCO StocksPLUS® International Fund (Unhedged)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

PIMCO StocksPLUS® Long Duration Fund

PIMCO StocksPLUS® Short Fund

PIMCO StocksPLUS® Small Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		14
Benchmark Descriptions		16
Financial Highlights		18
Statements of Assets and Liabilities		28
Statements of Operations		30
Statements of Changes in Net Assets		31
Statement of Cash Flows		33
Notes to Financial Statements		117
Glossary		140
Approval of Investment Advisory Contract and Other Agreements		141

Fund	Fund Summary	Schedule of Investments

PIMCO StocksPLUS® Fund	7	34
PIMCO StocksPLUS® Absolute Return Fund	8	44
PIMCO StocksPLUS® International Fund (Unhedged)	9	56
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	10	68
PIMCO StocksPLUS® Long Duration Fund	11	81
PIMCO StocksPLUS® Short Fund	12	94
PIMCO StocksPLUS® Small Fund	13	106

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2017, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

During the first half of the reporting period, most risk assets generally gained while global interest rates adjusted higher. Geopolitics, including elections in several countries as well as political controversy in both the U.S. and Brazil, dominated headlines and contributed to brief periods of market volatility. In the U.S., the Federal Reserve (“Fed”) raised the Federal Funds Rate in June by 0.25% to a range of 1.00% to 1.25%, and unveiled details of its plan to gradually unwind its balance sheet. The Fed continued to move away from “zero bound” interest rates as financial conditions eased. As a result, the U.S. Treasury yield curve flattened as front-end yields rose while longer-term interest rates fell, partly reflecting tepid inflationary trends and falling oil prices. A perceived hawkish shift in tone from other major central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”), and the Bank of Canada (“BOC”), helped move most developed market (“DM”) yields higher even as longer-term U.S. interest rates actually fell during this period.

During the second half of the reporting period, geopolitical uncertainties continued, including escalating tensions between the U.S. and North Korea and political turmoil in the U.S., which weighed on yields early in the second quarter, though risk assets were generally resilient. Meanwhile, DM central banks shifted towards a reduction in accommodation that pushed DM yields higher toward the end of the period: For example, the Fed detailed plans to unwind its balance sheet, the BOE and ECB suggested reduced stimulus on the horizon, and the BOC raised interest rates twice after a seven-year gap. Still, the fundamental backdrop remained largely intact and the broader risk rally continued as equities marched higher, credit spreads tightened, and emerging market (“EM”) assets strengthened.

Financial market highlights of the six-month reporting period include:

∎

U.S. Treasury yields rose across the front-end of the yield curve partly due to the Fed’s interest rate hikes, but declined across intermediate and longer-term maturities. The yield on the benchmark ten-year U.S. Treasury note was 2.33% at the end of the reporting period, down from 2.40% on March 31, 2017 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.58% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.31% over the reporting period.

∎

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 0.46% over the reporting period, as represented by the Bloomberg Barclays U.S. TIPS Index. Real yields rose sharply at the front-end of the real yield curve as the Fed raised interest rates twice in March and again in June. The Fed maintained its hawkish tone at its September meeting as it unveiled plans for balance sheet normalization and reiterated intentions of another interest rate hike later in the year. Breakeven rates dipped lower across all maturities as weak Consumer Price Index (“CPI”) reports and tepid wage growth outweighed a recovery in crude oil prices later in the reporting period.

∎

Diversified commodities posted modest losses, as represented by the Bloomberg Commodity Index Total Return, which declined 0.56% over the reporting period. Within energy, gains in gasoline products were offset by losses in natural gas, which sold off on high production data. Within agriculture, soft commodities notably underperformed as sugar spent the first half of the year reversing 2016 gains and was further weighed down by political scandals in Brazil, a large sugar producer. Base metals pushed higher from continued expansionary Chinese activity and a weaker U.S. dollar.

∎

Agency mortgage-backed securities (“MBS”) returned 1.84% over the reporting period, as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index. Despite investor anticipation of Fed balance sheet tapering later in the year, the asset class outperformed like-duration U.S. Treasuries, as interest rates remained range-bound

2	PIMCO STOCKSPLUS® FUNDS

and refinancing was low. Non-Agency MBS continued to perform well due to improving housing fundamentals, limited new issuance, and sustained investor risk appetite.

∎

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 3.73% over the reporting period. Investment grade credit spreads tightened due to corporate earnings strength, relatively low volatility, and strong investor demand for high grade retail mutual funds and exchange-traded funds (“ETFs”). The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 4.22% over the reporting period, benefiting from strong returns from the financial sector, namely banking and insurance.

∎

Tax-exempt municipal bonds returned 3.04% over the reporting period, as represented by the Bloomberg Barclays Municipal Bond Index. The municipal bond market benefited from favorable technical dynamics as the prospects for near-term tax reform declined during the period. High yield municipal bonds outperformed modestly despite a drawdown in Puerto Rico debt following the devastation of Hurricane Maria.

∎

EM debt sectors generally benefited from improving fundamentals as growth remained positive and inflationary pressures waned. External headwinds also receded, with commodity prices remaining range-bound, China finding near-term stability, and the threat of protectionist trade policy fading. Robust inflows into the EM asset class provided an additional boost to performance during the reporting period. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.65% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 7.30% over the reporting period.

∎

Global equities generally posted positive returns in response to continued supportive central bank policies and healthy investor risk appetite. U.S. equities, as represented by the S&P 500 Index, returned 7.71% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 14.66% over the reporting period. Global equities, as represented by the MSCI World Index, returned 9.06% over the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2017

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, smaller company risk, management risk, short exposure risk and inverse correlation and compounding risk. A complete description of these and other risks is contained in each Fund’s prospectus.

The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk, and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or

4	PIMCO STOCKSPLUS® FUNDS

receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D,

Class A, Class C and Class R shares , if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO StocksPLUS® Fund	05/13/93	05/13/93	04/30/08	01/07/97	04/08/98	01/20/97	01/20/97	12/31/02	Diversified
PIMCO StocksPLUS® Absolute Return Fund	06/28/02	06/28/02	04/30/08	—	07/31/03	07/31/03	07/31/03	11/30/15	Diversified
PIMCO StocksPLUS® International Fund (Unhedged)	11/30/06	11/30/06	04/30/08	11/30/06	11/30/06	11/30/06	11/30/06	—	Diversified
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	10/30/03	10/30/03	03/09/12	—	10/30/03	10/30/03	10/30/03	11/30/15	Diversified
PIMCO StocksPLUS® Long Duration Fund	08/31/07	08/31/07	—	—	—	—	—	—	Diversified
PIMCO StocksPLUS® Short Fund	07/23/03	07/23/03	01/29/10	—	07/31/06	07/31/06	07/31/06	—	Diversified
PIMCO StocksPLUS® Small Fund	03/31/06	03/31/06	04/30/08	06/30/14	07/31/06	07/31/06	07/31/06	11/30/15	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications,

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	5

Important Information About the Funds (Cont.)

disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by The Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® Fund

Institutional Class - PSTKX	Class A - PSPAX
Class P - PSKPX	Class C - PSPCX
Administrative Class - PPLAX	Class R - PSPRX
Class D - PSPDX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Corporate Bonds & Notes	33.0%
Short-Term Instruments‡	26.6%
U.S. Treasury Obligations	13.6%
U.S. Government Agencies	10.9%
Asset-Backed Securities	10.7%
Non-Agency Mortgage-Backed Securities	3.3%
Sovereign Issues	1.5%
Other	0.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/13/93)
PIMCO StocksPLUS® Fund Institutional Class	7.85%	19.11%	14.49%	7.95%	10.05%
PIMCO StocksPLUS® Fund Class P	7.83%	19.19%	14.39%	7.86%	10.02%
PIMCO StocksPLUS® Fund Administrative Class	7.70%	18.88%	14.22%	7.73%	9.75%
PIMCO StocksPLUS® Fund Class D	7.66%	18.72%	14.04%	7.53%	9.58%
PIMCO StocksPLUS® Fund Class A	7.61%	18.70%	14.02%	7.53%	9.58%
PIMCO StocksPLUS® Fund Class A (adjusted)	3.57%	14.25%	13.16%	7.20%	9.44%
PIMCO StocksPLUS® Fund Class C	7.41%	18.12%	13.46%	7.00%	9.04%
PIMCO StocksPLUS® Fund Class C (adjusted)	6.41%	17.12%	13.46%	7.00%	9.04%
PIMCO StocksPLUS® Fund Class R	7.59%	18.48%	13.75%	7.28%	9.35%
S&P 500 Index	7.71%	18.61%	14.22%	7.44%	9.57%
Lipper Large-Cap Core Funds Average	7.45%	17.65%	12.88%	6.55%	8.79%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 04/30/1993.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period, were 0.56% for the Institutional Class shares, 0.66% for Class P shares, 0.81% for Administrative Class shares, 0.96% for Class D shares, 0.96% for Class A shares, 1.46% for Class C shares, and 1.21% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Fund seeks total return which exceeds that of the S&P 500 Index (“S&P 500”) by investing under normal circumstances in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the S&P 500 contributed to absolute returns, as the S&P 500 returned 7.71%.

»	The Fund’s bond alpha strategy contributed to performance, primarily due to the following:

»	U.S. duration strategies contributed to performance, as U.S. Treasury securities generated positive returns over the reporting period.

»	Exposure to U.S. breakeven inflation securities detracted from returns, as inflation expectations decreased.

»	Holdings of non-agency mortgages contributed to performance, as the total returns in these securities were positive.

»	Holdings of investment grade corporate bonds added to returns, as these bonds generated positive returns.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	7

PIMCO StocksPLUS® Absolute Return Fund

Institutional Class - PSPTX	Class A - PTOAX
Class P - PTOPX	Class C - PSOCX
Class D - PSTDX	Class R - PTORX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Short-Term Instruments‡	54.7%
U.S. Treasury Obligations	19.6%
Asset-Backed Securities	10.4%
Corporate Bonds & Notes	7.6%
Non-Agency Mortgage-Backed Securities	4.6%
Other	3.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/28/02)
PIMCO StocksPLUS® Absolute Return Fund Institutional Class	8.19%	21.92%	14.36%	9.81%	10.56%
PIMCO StocksPLUS® Absolute Return Fund Class P	8.24%	21.98%	14.26%	9.70%	10.49%
PIMCO StocksPLUS® Absolute Return Fund Class D	7.95%	21.46%	13.88%	9.36%	10.12%
PIMCO StocksPLUS® Absolute Return Fund Class A	8.03%	21.56%	13.92%	9.37%	10.14%
PIMCO StocksPLUS® Absolute Return Fund Class A (adjusted)	3.98%	17.00%	13.05%	8.95%	9.87%
PIMCO StocksPLUS® Absolute Return Fund Class C	7.63%	20.63%	13.06%	8.56%	9.31%
PIMCO StocksPLUS® Absolute Return Fund Class C (adjusted)	6.63%	19.63%	13.06%	8.56%	9.31%
PIMCO StocksPLUS® Absolute Return Fund Class R	7.89%	21.38%	13.64%	9.11%	9.89%
S&P 500 Index	7.71%	18.61%	14.22%	7.44%	8.50%
Lipper Large-Cap Core Funds Average	7.45%	17.65%	12.88%	6.55%	7.71%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 06/30/2002.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, were 0.68% for the Institutional Class shares, 0.78% for Class P shares, 1.08% for Class D shares, 1.08% for Class A shares, 1.83% for Class C shares, and 1.33% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Absolute Return Fund seeks total return which exceeds that of the S&P 500 Index (“S&P 500”) by investing under normal circumstances in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the S&P 500 contributed to absolute returns, as the S&P 500 returned 7.71%.

»	The Fund’s bond alpha strategy contributed to performance, primarily due to the following:

»	U.S. duration strategies contributed to performance driven by long exposure to the intermediate part of the yield curve, where yields decreased over the reporting period.

»	Short exposure to French sovereign debt detracted from performance, as yields on French government bonds declined.

»	Exposure to additional Tier 1 securities of a Spanish bank detracted from performance after these securities were fully written down and deemed likely to fail following a resolution on the bank.

»	Holdings of non-agency mortgages contributed to performance, as the total returns in these securities were positive.

»	Holdings of investment grade corporate bonds contributed to performance, as these bonds generated positive returns.

8	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® International Fund (Unhedged)

Institutional Class - PSKIX	Class D - PPUDX
Class P - PPLPX	Class A - PPUAX
Administrative Class - PSKAX	Class C - PPUCX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Short-Term Instruments‡	42.2%
U.S. Treasury Obligations	30.8%
Asset-Backed Securities	10.2%
Corporate Bonds & Notes	7.1%
Non-Agency Mortgage-Backed Securities	5.3%
U.S. Government Agencies	2.0%
Sovereign Issues	1.2%
Other	1.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/30/06)
PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class	12.83%	22.82%	8.75%	4.37%	5.42%
PIMCO StocksPLUS® International Fund (Unhedged) Class P	12.57%	22.91%	8.65%	4.29%	5.35%
PIMCO StocksPLUS® International Fund (Unhedged) Administrative Class	12.59%	22.52%	8.44%	4.18%	5.22%
PIMCO StocksPLUS® International Fund (Unhedged) Class D	12.45%	22.40%	8.29%	3.98%	4.99%
PIMCO StocksPLUS® International Fund (Unhedged) Class A	12.67%	22.49%	8.33%	3.95%	5.00%
PIMCO StocksPLUS® International Fund (Unhedged) Class A (adjusted)	8.41%	17.87%	7.50%	3.56%	4.63%
PIMCO StocksPLUS® International Fund (Unhedged) Class C	12.19%	21.52%	7.49%	3.18%	4.21%
PIMCO StocksPLUS® International Fund (Unhedged) Class C (adjusted)	11.19%	20.52%	7.49%	3.18%	4.21%
MSCI EAFE Index	11.86%	19.10%	8.38%	1.34%	2.69%
Lipper International Multi-Cap Core Funds Average	12.04%	18.94%	8.17%	1.29%	2.67%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, were 0.68% for the Institutional Class shares, 0.78% for Class P shares, 0.93% for Administrative Class shares, 1.08% for Class D shares, 1.08% for Class A shares, and 1.83% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® International Fund (Unhedged) seeks total return which exceeds that of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index added to absolute returns, as the index returned 11.86%.

»	The Fund’s bond alpha strategy contributed to performance, primarily due to the following:

»	U.S. duration strategies contributed to performance driven by long exposure to the intermediate part of the yield curve, where yields decreased over the reporting period.

»	Short exposure to French sovereign debt detracted from performance, as yields on French government debt declined.

»	Holdings of non-agency mortgages contributed to performance, as the total returns in these securities were positive.

»	Holdings of investment grade corporate bonds contributed to performance, as these bonds generated positive returns.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	9

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Institutional Class - PISIX	Class A - PIPAX
Class P - PIUHX	Class C - PIPCX
Class D - PIPDX	Class R - PIRHX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

U.S. Treasury Obligations	46.9%
Short-Term Instruments‡	24.7%
Asset-Backed Securities	12.4%
Corporate Bonds & Notes	6.8%
Non-Agency Mortgage-Backed Securities	4.9%
U.S. Government Agencies	2.2%
Sovereign Issues	1.7%
Other	0.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/30/03)
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class	7.80%	24.20%	12.42%	6.38%	9.62%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class P	7.83%	24.32%	12.32%	6.30%	9.56%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class D	7.72%	23.79%	11.98%	5.97%	9.17%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A	7.73%	23.82%	12.00%	5.97%	9.18%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A (adjusted)	3.69%	19.18%	11.15%	5.37%	8.74%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C	7.13%	22.92%	11.12%	5.19%	8.38%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C (adjusted)	6.13%	21.92%	11.12%	5.19%	8.38%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class R	7.61%	23.66%	11.71%	5.71%	8.95%
MSCI EAFE Hedged USD Index	6.95%	20.47%	12.48%	3.00%	7.13%
Lipper International Multi-Cap Core Funds Average	12.04%	18.94%	8.17%	1.29%	6.22%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 10/31/2003.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, were 0.81% for the Institutional Class shares, 0.91% for Class P shares, 1.21% for Class D shares, 1.21% for Class A shares, 1.96% for Class C shares, and 1.46% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) seeks total return which exceeds that of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the MSCI EAFE (USD-hedged) Index added to absolute returns, as the index returned 6.95%.

»	The Fund’s bond alpha strategy contributed to performance, primarily due to the following:

»	U.S. duration strategies contributed to performance driven by long exposure to the intermediate part of the yield curve, where yields decreased over the reporting period.

»	Short exposure to French sovereign debt detracted from performance, as yields on French government debt declined.

»	Holdings of non-agency mortgages contributed to performance, as the total returns in these securities were positive.

»	Holdings of investment grade corporate bonds contributed to performance, as these bonds generated positive returns.

10	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® Long Duration Fund

Institutional Class - PSLDX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Corporate Bonds & Notes	43.6%
U.S. Treasury Obligations	35.4%
U.S. Government Agencies	8.8%
Asset-Backed Securities	4.3%
Short-Term Instruments‡	1.6%
Other	6.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/07)
PIMCO StocksPLUS® Long Duration Fund Institutional Class	13.33%	17.70%	17.90%	14.36%	14.66%
S&P 500 Index	7.71%	18.61%	14.22%	7.44%	7.76%
S&P 500 Index + Bloomberg Barclays Long-Term Government/Credit Index — 3 Month LIBOR	13.55%	16.63%	18.52%	14.40%	14.71%
Lipper Specialty Diversified Equity Funds Average	3.34%	5.07%	(3.90)%	(3.53)%	(3.43)%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratios in effect as of period end, was 0.64% for the Institutional Class shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Long Duration Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management, by investing under normal circumstances in S&P 500 Index derivatives, backed by a diversified portfolio of long-term Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s overweight exposure to the intermediate portion of the U.S. Treasury yield curve contributed to performance, as intermediate Treasury rates fell.

»	The Fund’s underweight exposure to the long end of the U.S. Treasury curve detracted from performance, as long-end Treasury rates fell.

»	Exposure to local Mexican rates contributed to performance, as those rates fell during the period.

»	U.S. Treasury Inflation-Protected Securities held in lieu of nominal Treasury securities detracted from performance, as breakeven inflation rates fell.

»

Underweight exposure to investment grade corporate bonds detracted from performance, as spreads tightened over the period. Security selection was also negative, as selected issues underperformed Treasury securities with similar duration.

»

An out-of-benchmark allocation to non-investment grade corporate bonds contributed to performance, as spreads tightened. Security selection also was positive, as selected securities outperformed Treasury securities with similar duration.

»	Security selection within agency and non-agency mortgage-backed securities contributed to performance, as selected securities outperformed Treasury securities with similar duration.

»

Security selection within agency debentures contributed to performance, as selected securities outperformed Treasury securities with similar duration. In addition, overweight exposure to agency debentures contributed to performance, as spreads tightened.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	11

PIMCO StocksPLUS® Short Fund

Institutional Class - PSTIX	Class A - PSSAX
Class P - PSPLX	Class C - PSSCX
Class D - PSSDX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Short-Term Instruments‡	42.2%
U.S. Treasury Obligations	25.6%
Asset-Backed Securities	9.8%
U.S. Government Agencies	7.0%
Corporate Bonds & Notes	6.7%
Non-Agency Mortgage-Backed Securities	5.6%
Sovereign Issues	2.3%
Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/23/03)
PIMCO StocksPLUS® Short Fund Institutional Class	(5.08)%	(11.39)%	(11.65)%	(5.06)%	(4.05)%
PIMCO StocksPLUS® Short Fund Class P	(5.16)%	(11.47)%	(11.73)%	(5.16)%	(4.13)%
PIMCO StocksPLUS® Short Fund Class D	(5.31)%	(11.73)%	(12.01)%	(5.48)%	(4.45)%
PIMCO StocksPLUS® Short Fund Class A	(5.33)%	(11.73)%	(12.02)%	(5.48)%	(4.45)%
PIMCO StocksPLUS® Short Fund Class A (adjusted)	(8.88)%	(15.07)%	(12.70)%	(5.84)%	(4.71)%
PIMCO StocksPLUS® Short Fund Class C	(5.63)%	(12.45)%	(12.66)%	(6.18)%	(5.17)%
PIMCO StocksPLUS® Short Fund Class C (adjusted)	(6.56)%	(13.31)%	(12.66)%	(6.18)%	(5.17)%
S&P 500 Index	7.71%	18.61%	14.22%	7.44%	9.04%
Inverse of S&P 500 Index	(7.27)%	(16.13)%	(13.37)%	(9.07)%	(9.98)%
Lipper Dedicated Short-Bias Fund Average	(12.57)%	(22.83)%	(21.75)%	(20.85)%	(17.02)%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 07/31/2003.

The performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, were 0.67% for the Institutional Class shares, 0.77% for Class P shares, 1.07% for Class D shares, 1.07% for Class A shares, and 1.82% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Short Fund seeks total return through the implementation of short investment positions on the S&P 500 Index (”S&P 500”) by investing primarily in short positions with respect to the S&P 500 or specific S&P 500 securities, backed by a portfolio of Fixed Income Instruments, such that the Fund’s net asset value may vary inversely with the value of the S&P 500 on a daily basis, subject to certain limitations. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 detracted from absolute returns, as the S&P 500 returned 7.71%.

»	The Fund’s bond alpha strategy contributed to performance, primarily due to the following:

»	U.S. duration strategies contributed to performance driven by long exposure to the intermediate part of the yield curve where yields decreased over the reporting period.

»	Short exposure to French sovereign debt detracted from performance, as yields on French government bonds declined.

»	Holdings of non-agency mortgages contributed to performance, as the total returns in these securities were positive.

»	Holdings of investment grade corporate bonds contributed to performance, as these bonds generated positive returns.

12	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® Small Fund

Institutional Class - PSCSX	Class A - PCKAX
Class P - PCKPX	Class C - PCKCX
Administrative Class - PCKTX	Class R - PCKRX
Class D - PCKDX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Short-Term Instruments‡	45.5%
U.S. Treasury Obligations	27.8%
Asset-Backed Securities	11.8%
Non-Agency Mortgage-Backed Securities	7.7%
Corporate Bonds & Notes	4.2%
Other	3.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/31/06)
PIMCO StocksPLUS® Small Fund Institutional Class	9.74%	25.99%	14.86%	12.38%	11.52%
PIMCO StocksPLUS® Small Fund Class P	9.67%	25.80%	14.76%	12.25%	11.39%
PIMCO StocksPLUS® Small Fund Administrative Class	9.62%	25.69%	14.59%	12.11%	11.25%
PIMCO StocksPLUS® Small Fund Class D	9.50%	25.39%	14.40%	11.94%	11.08%
PIMCO StocksPLUS® Small Fund Class A	9.54%	25.48%	14.40%	11.99%	11.11%
PIMCO StocksPLUS® Small Fund Class A (adjusted)	5.43%	20.78%	13.53%	11.56%	10.74%
PIMCO StocksPLUS® Small Fund Class C	9.03%	24.48%	13.54%	11.10%	10.24%
PIMCO StocksPLUS® Small Fund Class C (adjusted)	8.03%	23.48%	13.54%	11.10%	10.24%
PIMCO StocksPLUS® Small Fund Class R	9.38%	25.14%	14.12%	11.66%	10.80%
Russell 2000® Index	8.27%	20.74%	13.79%	7.85%	7.43%
Lipper Small-Cap Core Funds Average	6.46%	18.57%	12.84%	7.27%	7.08%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, were 0.74% for the Institutional Class shares, 0.84% for Class P shares, 0.99% for Administrative Class shares, 1.14% for Class D shares, 1.14% for Class A shares, 1.89% for Class C shares, and 1.39% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Small Fund seeks total return which exceeds that of the Russell 2000® Index by investing under normal circumstances in Russell 2000® Index derivatives, backed by a diversified portfolio of Fixed Income Instruments actively managed by PIMCO. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the Russell 2000 contributed to absolute returns, as the index returned 8.27%.

»	The Fund’s bond alpha strategy contributed to performance, primarily due to the following:

»	U.S. duration strategies contributed to performance driven by long exposure to the intermediate part of the yield curve, where yields decreased over the reporting period.

»	Short exposure to French sovereign debt detracted from performance, as yields on French government bonds declined.

»	Holdings of non-agency mortgages contributed to performance, as the total returns in these securities were positive.

»	Holdings of investment grade corporate bonds contributed to performance, as these bonds generated positive returns.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	13

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2017 to September 30, 2017 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO StocksPLUS® Fund
Institutional Class	$1,000.00	$1,078.50	$2.85	$1,000.00	$1,022.19	$2.77	0.55%
Class P	1,000.00	1,078.30	3.37	1,000.00	1,021.69	3.28	0.65
Administrative Class	1,000.00	1,077.00	4.14	1,000.00	1,020.94	4.03	0.80
Class D	1,000.00	1,076.60	4.92	1,000.00	1,020.19	4.78	0.95
Class A	1,000.00	1,076.10	4.92	1,000.00	1,020.19	4.78	0.95
Class C	1,000.00	1,074.10	7.50	1,000.00	1,017.70	7.29	1.45
Class R	1,000.00	1,075.90	6.21	1,000.00	1,018.95	6.04	1.20
PIMCO StocksPLUS® Absolute Return Fund
Institutional Class	$1,000.00	$1,081.90	$3.58	$1,000.00	$1,021.49	$3.48	0.69%
Class P	1,000.00	1,082.40	4.10	1,000.00	1,020.99	3.98	0.79
Class D	1,000.00	1,079.50	5.65	1,000.00	1,019.50	5.49	1.09
Class A	1,000.00	1,080.30	5.65	1,000.00	1,019.50	5.49	1.09
Class C	1,000.00	1,076.30	9.52	1,000.00	1,015.76	9.25	1.84
Class R	1,000.00	1,078.90	6.95	1,000.00	1,018.25	6.74	1.34

14	PIMCO STOCKSPLUS® FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO StocksPLUS® International Fund (Unhedged)
Institutional Class	$1,000.00	$1,128.30	$3.82	$1,000.00	$1,021.34	$3.63	0.72%
Class P	1,000.00	1,125.70	4.35	1,000.00	1,020.84	4.13	0.82
Administrative Class	1,000.00	1,125.90	5.14	1,000.00	1,020.09	4.89	0.97
Class D	1,000.00	1,124.50	5.93	1,000.00	1,019.35	5.64	1.12
Class A	1,000.00	1,126.70	5.94	1,000.00	1,019.35	5.64	1.12
Class C	1,000.00	1,121.90	9.89	1,000.00	1,015.61	9.40	1.87
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Institutional Class	$1,000.00	$1,078.00	$4.25	$1,000.00	$1,020.84	$4.13	0.82%
Class P	1,000.00	1,078.30	4.77	1,000.00	1,020.34	4.63	0.92
Class D	1,000.00	1,077.20	6.32	1,000.00	1,018.85	6.14	1.22
Class A	1,000.00	1,077.30	6.32	1,000.00	1,018.85	6.14	1.22
Class C	1,000.00	1,071.30	10.17	1,000.00	1,015.11	9.90	1.97
Class R	1,000.00	1,076.10	7.61	1,000.00	1,017.60	7.39	1.47
PIMCO StocksPLUS® Long Duration Fund
Institutional Class	$1,000.00	$1,133.30	$4.15	$1,000.00	$1,021.04	$3.93	0.78%
PIMCO StocksPLUS® Short Fund
Institutional Class	$1,000.00	$949.20	$3.16	$1,000.00	$1,021.69	$3.28	0.65%
Class P	1,000.00	948.40	3.64	1,000.00	1,021.19	3.78	0.75
Class D	1,000.00	946.90	5.10	1,000.00	1,019.70	5.29	1.05
Class A	1,000.00	946.70	5.10	1,000.00	1,019.70	5.29	1.05
Class C	1,000.00	943.70	8.72	1,000.00	1,015.96	9.05	1.80
PIMCO StocksPLUS® Small Fund
Institutional Class	$1,000.00	$1,097.40	$4.13	$1,000.00	$1,020.99	$3.98	0.79%
Class P	1,000.00	1,096.70	4.65	1,000.00	1,020.49	4.48	0.89
Administrative Class	1,000.00	1,096.20	5.44	1,000.00	1,019.75	5.24	1.04
Class D	1,000.00	1,095.00	6.22	1,000.00	1,019.00	5.99	1.19
Class A	1,000.00	1,095.40	6.22	1,000.00	1,019.00	5.99	1.19
Class C	1,000.00	1,090.30	10.11	1,000.00	1,015.26	9.75	1.94
Class R	1,000.00	1,093.80	7.52	1,000.00	1,017.75	7.24	1.44

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	15

Benchmark Descriptions

Index*	Benchmark Descriptions

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market

MSCI EAFE Hedged USD Index	MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) Hedged USD is a free float-adjusted market capitalization index of issuers in countries of Europe, Australia, and the Far East represented in US Dollars on a hedged basis.

MSCI EAFE Index	MSCI EAFE Index is an unmanaged index designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market.

S&P 500 Index + Bloomberg Barclays Long-Term Government/Credit Index — 3 Month LIBOR	S&P 500 Index + Bloomberg Barclays Long-Term Government/Credit Index — 3 Month LIBOR: The benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Bloomberg Barclays Long-Term Government/Credit Index and subtracting 3-Month LIBOR. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Bloomberg Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The 3 Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

*	It is not possible to invest directly in an unmanaged index.

16	PIMCO STOCKSPLUS® FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	17

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Fund
Institutional Class
04/01/2017 - 09/30/2017+	$10.03	$0.06	$0.73	$0.79	$(0.07)	$0.00	$0.00	$(0.07)
03/31/2017	8.55	0.13	1.46	1.59	(0.11)	0.00	0.00	(0.11)
03/31/2016	9.56	0.12	(0.18)	(0.06)	(0.20)	(0.75)	0.00	(0.95)
03/31/2015	9.98	0.06	1.22	1.28	(0.02)	(1.68)	0.00	(1.70)
03/31/2014	9.20	0.09	1.90	1.99	(0.48)	(0.73)	0.00	(1.21)
03/31/2013	8.67	0.11	1.33	1.44	(0.32)	(0.59)	0.00	(0.91)
Class P
04/01/2017 - 09/30/2017+	10.01	0.06	0.72	0.78	(0.06)	0.00	0.00	(0.06)
03/31/2017	8.53	0.13	1.45	1.58	(0.10)	0.00	0.00	(0.10)
03/31/2016	9.54	0.11	(0.17)	(0.06)	(0.20)	(0.75)	0.00	(0.95)
03/31/2015	9.97	0.06	1.21	1.27	(0.02)	(1.68)	0.00	(1.70)
03/31/2014	9.20	0.08	1.89	1.97	(0.47)	(0.73)	0.00	(1.20)
03/31/2013	8.68	0.10	1.33	1.43	(0.32)	(0.59)	0.00	(0.91)
Administrative Class
04/01/2017 - 09/30/2017+	9.42	0.05	0.67	0.72	(0.05)	0.00	0.00	(0.05)
03/31/2017	8.04	0.11	1.36	1.47	(0.09)	0.00	0.00	(0.09)
03/31/2016	9.05	0.09	(0.17)	(0.08)	(0.18)	(0.75)	0.00	(0.93)
03/31/2015	9.54	0.03	1.17	1.20	(0.01)	(1.68)	0.00	(1.69)
03/31/2014	8.85	0.06	1.81	1.87	(0.45)	(0.73)	0.00	(1.18)
03/31/2013	8.38	0.11	1.29	1.40	(0.34)	(0.59)	0.00	(0.93)
Class D
04/01/2017 - 09/30/2017+	9.28	0.04	0.67	0.71	(0.05)	0.00	0.00	(0.05)
03/31/2017	7.92	0.09	1.35	1.44	(0.08)	0.00	0.00	(0.08)
03/31/2016	8.94	0.08	(0.17)	(0.09)	(0.18)	(0.75)	0.00	(0.93)
03/31/2015	9.45	0.02	1.15	1.17	(0.00)	(1.68)	0.00	(1.68)
03/31/2014	8.77	0.05	1.80	1.85	(0.44)	(0.73)	0.00	(1.17)
03/31/2013	8.28	0.07	1.26	1.33	(0.25)	(0.59)	0.00	(0.84)
Class A
04/01/2017 - 09/30/2017+	9.34	0.04	0.67	0.71	(0.05)	0.00	0.00	(0.05)
03/31/2017	7.97	0.09	1.36	1.45	(0.08)	0.00	0.00	(0.08)
03/31/2016	8.98	0.08	(0.17)	(0.09)	(0.17)	(0.75)	0.00	(0.92)
03/31/2015	9.49	0.02	1.15	1.17	(0.00)	(1.68)	0.00	(1.68)
03/31/2014	8.81	0.05	1.80	1.85	(0.44)	(0.73)	0.00	(1.17)
03/31/2013	8.31	0.07	1.28	1.35	(0.26)	(0.59)	0.00	(0.85)
Class C
04/01/2017 - 09/30/2017+	8.88	0.01	0.65	0.66	(0.03)	0.00	0.00	(0.03)
03/31/2017	7.59	0.05	1.28	1.33	(0.04)	0.00	0.00	(0.04)
03/31/2016	8.61	0.03	(0.16)	(0.13)	(0.14)	(0.75)	0.00	(0.89)
03/31/2015	9.20	(0.03)	1.12	1.09	(0.00)	(1.68)	0.00	(1.68)
03/31/2014	8.58	0.00	1.76	1.76	(0.41)	(0.73)	0.00	(1.14)
03/31/2013	8.07	0.03	1.24	1.27	(0.17)	(0.59)	0.00	(0.76)
Class R
04/01/2017 - 09/30/2017+	9.60	0.03	0.70	0.73	(0.04)	0.00	0.00	(0.04)
03/31/2017	8.20	0.07	1.39	1.46	(0.06)	0.00	0.00	(0.06)
03/31/2016	9.22	0.06	(0.18)	(0.12)	(0.15)	(0.75)	0.00	(0.90)
03/31/2015	9.71	(0.01)	1.20	1.19	(0.00)	(1.68)	0.00	(1.68)
03/31/2014	8.99	0.02	1.85	1.87	(0.42)	(0.73)	0.00	(1.15)
03/31/2013	8.49	0.05	1.29	1.34	(0.25)	(0.59)	0.00	(0.84)

PIMCO StocksPLUS® Absolute Return Fund
Institutional Class
04/01/2017 - 09/30/2017+	$10.92	$0.09	$0.80	$0.89	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2017	8.97	0.24	1.78	2.02	(0.07)	0.00	0.00	(0.07)
03/31/2016	9.72	0.16	(0.41)	(0.25)	(0.14)	(0.36)	0.00	(0.50)
03/31/2015	10.38	0.09	1.24	1.33	(0.35)	(1.64)	0.00	(1.99)
03/31/2014	9.92	0.12	1.79	1.91	(0.24)	(1.21)	0.00	(1.45)
03/31/2013	8.76	0.15	1.62	1.77	(0.60)	(0.01)	0.00	(0.61)

18	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.75	7.85%	$394,515	0.55	%*	0.55	%*	0.50	%*	0.50	%*	1.22	%*	82%
10.03	18.63	400,770	0.56		0.56		0.50		0.50		1.46		132
8.55	(0.59)	517,080	0.56		0.56		0.50		0.50		1.30		525
9.56	13.37	582,691	0.50		0.50		0.50		0.50		0.56		169
9.98	22.60	753,805	0.51		0.51		0.50		0.50		0.92		169
9.20	17.72	857,270	0.50		0.50		0.50		0.50		1.24		321

10.73	7.83	56,468	0.65	*	0.65	*	0.60	*	0.60	*	1.13	*	82
10.01	18.62	34,538	0.66		0.66		0.60		0.60		1.36		132
8.53	(0.68)	20,399	0.66		0.66		0.60		0.60		1.22		525
9.54	13.24	22,961	0.60		0.60		0.60		0.60		0.60		169
9.97	22.42	21,165	0.61		0.61		0.60		0.60		0.82		169
9.20	17.58	13,058	0.60		0.60		0.60		0.60		1.16		321

10.09	7.70	11,708	0.80	*	0.80	*	0.75	*	0.75	*	0.96	*	82
9.42	18.38	13,094	0.81		0.81		0.75		0.75		1.20		132
8.04	(0.85)	5,289	0.81		0.81		0.75		0.75		1.05		525
9.05	13.13	6,631	0.75		0.75		0.75		0.75		0.32		169
9.54	22.20	5,873	0.76		0.76		0.75		0.75		0.67		169
8.85	17.97	5,063	0.75		0.75		0.75		0.75		1.28		321

9.94	7.66	29,164	0.95	*	0.95	*	0.90	*	0.90	*	0.82	*	82
9.28	18.22	34,191	0.96		0.96		0.90		0.90		1.06		132
7.92	(1.09)	33,709	0.96		0.96		0.90		0.90		0.92		525
8.94	12.98	34,278	0.90		0.90		0.90		0.90		0.18		169
9.45	22.09	23,073	0.91		0.91		0.90		0.90		0.54		169
8.77	17.27	22,003	0.90		0.90		0.90		0.90		0.86		321

10.00	7.61	240,398	0.95	*	0.95	*	0.90	*	0.90	*	0.82	*	82
9.34	18.21	192,649	0.96		0.96		0.90		0.90		1.06		132
7.97	(0.99)	192,168	0.96		0.96		0.90		0.90		0.91		525
8.98	12.89	237,176	0.90		0.90		0.90		0.90		0.16		169
9.49	22.06	212,884	0.91		0.91		0.90		0.90		0.51		169
8.81	17.37	110,928	0.90		0.90		0.90		0.90		0.85		321

9.51	7.41	108,754	1.45	*	1.45	*	1.40	*	1.40	*	0.31	*	82
8.88	17.55	148,261	1.46		1.46		1.40		1.40		0.56		132
7.59	(1.55)	144,638	1.46		1.46		1.40		1.40		0.42		525
8.61	12.36	147,403	1.40		1.40		1.40		1.40		(0.34)		169
9.20	21.50	125,863	1.41		1.41		1.40		1.40		(0.01)		169
8.58	16.77	59,874	1.40		1.40		1.40		1.40		0.35		321

10.29	7.59	18,856	1.20	*	1.20	*	1.15	*	1.15	*	0.57	*	82
9.60	17.80	16,788	1.21		1.21		1.15		1.15		0.80		132
8.20	(1.28)	14,140	1.21		1.21		1.15		1.15		0.67		525
9.22	12.77	14,200	1.15		1.15		1.15		1.15		(0.07)		169
9.71	21.77	8,497	1.16		1.16		1.15		1.15		0.26		169
8.99	16.91	6,923	1.15		1.15		1.15		1.15		0.61		321

$11.73	8.19%	$621,770	0.69	%*	0.69	%*	0.64	%*	0.64	%*	1.54	%*	127%
10.92	22.49	577,528	0.68		0.68		0.64		0.64		2.41		339
8.97	(2.51)	484,517	0.65		0.65		0.64		0.64		1.72		582
9.72	13.29	461,818	0.64		0.64		0.64		0.64		0.88		437
10.38	20.09	217,927	0.64		0.64		0.64		0.64		1.15		392
9.92	21.14	327,485	0.64		0.64		0.64		0.64		1.67		419

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	19

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Absolute Return Fund (Cont.)
Class P
04/01/2017 - 09/30/2017+	$10.81	$0.08	$0.81	$0.89	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2017	8.89	0.22	1.76	1.98	(0.06)	0.00	0.00	(0.06)
03/31/2016	9.64	0.15	(0.40)	(0.25)	(0.14)	(0.36)	0.00	(0.50)
03/31/2015	10.31	0.09	1.23	1.32	(0.35)	(1.64)	0.00	(1.99)
03/31/2014	9.87	0.10	1.79	1.89	(0.24)	(1.21)	0.00	(1.45)
03/31/2013	8.73	0.14	1.61	1.75	(0.60)	(0.01)	0.00	(0.61)
Class D
04/01/2017 - 09/30/2017+	10.61	0.06	0.78	0.84	(0.06)	0.00	0.00	(0.06)
03/31/2017	8.73	0.20	1.73	1.93	(0.05)	0.00	0.00	(0.05)
03/31/2016	9.49	0.12	(0.40)	(0.28)	(0.12)	(0.36)	0.00	(0.48)
03/31/2015	10.19	0.06	1.21	1.27	(0.33)	(1.64)	0.00	(1.97)
03/31/2014	9.77	0.08	1.76	1.84	(0.21)	(1.21)	0.00	(1.42)
03/31/2013	8.66	0.11	1.58	1.69	(0.57)	(0.01)	0.00	(0.58)
Class A
04/01/2017 - 09/30/2017+	10.77	0.06	0.80	0.86	(0.06)	0.00	0.00	(0.06)
03/31/2017	8.86	0.20	1.75	1.95	(0.04)	0.00	0.00	(0.04)
03/31/2016	9.62	0.12	(0.40)	(0.28)	(0.12)	(0.36)	0.00	(0.48)
03/31/2015	10.31	0.06	1.22	1.28	(0.33)	(1.64)	0.00	(1.97)
03/31/2014	9.88	0.07	1.79	1.86	(0.22)	(1.21)	0.00	(1.43)
03/31/2013	8.72	0.12	1.61	1.73	(0.56)	(0.01)	0.00	(0.57)
Class C
04/01/2017 - 09/30/2017+	9.98	0.02	0.74	0.76	(0.03)	0.00	0.00	(0.03)
03/31/2017	8.27	0.11	1.63	1.74	(0.03)	0.00	0.00	(0.03)
03/31/2016	9.03	0.05	(0.38)	(0.33)	(0.07)	(0.36)	0.00	(0.43)
03/31/2015	9.83	(0.02)	1.17	1.15	(0.31)	(1.64)	0.00	(1.95)
03/31/2014	9.51	(0.01)	1.72	1.71	(0.18)	(1.21)	0.00	(1.39)
03/31/2013	8.42	0.05	1.54	1.59	(0.49)	(0.01)	0.00	(0.50)
Class R
04/01/2017 - 09/30/2017+	10.73	0.05	0.79	0.84	(0.06)	0.00	0.00	(0.06)
03/31/2017	8.84	0.17	1.76	1.93	(0.04)	0.00	0.00	(0.04)
11/30/2015 - 03/31/2016	9.42	0.04	(0.17)	(0.13)	(0.09)	(0.36)	0.00	(0.45)

PIMCO StocksPLUS® International Fund (Unhedged)
Institutional Class
04/01/2017 - 09/30/2017+	$6.27	$0.05	$0.75	$0.80	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2017	5.37	0.14	0.76	0.90	0.00	0.00	0.00	0.00
03/31/2016	6.50	0.11	(0.88)	(0.77)	(0.31)	(0.01)	(0.04)	(0.36)
03/31/2015	6.91	0.07	(0.09)	(0.02)	(0.36)	(0.03)	0.00	(0.39)
03/31/2014	6.77	0.08	0.98	1.06	(0.76)	(0.16)	0.00	(0.92)
03/31/2013	6.17	0.10	1.05	1.15	(0.49)	(0.06)	0.00	(0.55)
Class P
04/01/2017 - 09/30/2017+	6.30	0.05	0.74	0.79	(0.14)	0.00	0.00	(0.14)
03/31/2017	5.39	0.14	0.77	0.91	0.00	0.00	0.00	0.00
03/31/2016	6.52	0.11	(0.88)	(0.77)	(0.31)	(0.01)	(0.04)	(0.36)
03/31/2015	6.93	0.06	(0.09)	(0.03)	(0.35)	(0.03)	0.00	(0.38)
03/31/2014	6.79	0.07	0.97	1.04	(0.74)	(0.16)	0.00	(0.90)
03/31/2013	6.19	0.10	1.06	1.16	(0.50)	(0.06)	0.00	(0.56)
Administrative Class
04/01/2017 - 09/30/2017+	6.17	0.04	0.73	0.77	(0.13)	0.00	0.00	(0.13)
03/31/2017	5.29	0.14	0.74	0.88	0.00	0.00	0.00	0.00
03/31/2016	6.42	0.10	(0.88)	(0.78)	(0.31)	(0.01)	(0.03)	(0.35)
03/31/2015	6.83	0.05	(0.09)	(0.04)	(0.34)	(0.03)	0.00	(0.37)
03/31/2014	6.71	0.06	0.97	1.03	(0.75)	(0.16)	0.00	(0.91)
03/31/2013	6.13	0.08	1.09	1.17	(0.53)	(0.06)	0.00	(0.59)

20	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.62	8.24%	$170,780	0.79	%*	0.79	%*	0.74	%*	0.74	%*	1.45	%*	127%
10.81	22.33	117,890	0.78		0.78		0.74		0.74		2.18		339
8.89	(2.61)	77,284	0.75		0.75		0.74		0.74		1.59		582
9.64	13.24	144,519	0.74		0.74		0.74		0.74		0.83		437
10.31	19.92	98,564	0.74		0.74		0.74		0.74		1.01		392
9.87	21.00	67,376	0.74		0.74		0.74		0.74		1.52		419

11.39	7.95	262,349	1.09	*	1.09	*	1.04	*	1.04	*	1.13	*	127
10.61	22.05	304,015	1.08		1.08		1.04		1.04		2.05		339
8.73	(2.97)	229,285	1.05		1.05		1.04		1.04		1.31		582
9.49	12.94	303,100	1.04		1.04		1.04		1.04		0.55		437
10.19	19.64	320,575	1.04		1.04		1.04		1.04		0.73		392
9.77	20.40	357,116	1.04		1.04		1.04		1.04		1.27		419

11.57	8.03	308,927	1.09	*	1.09	*	1.04	*	1.04	*	1.14	*	127
10.77	22.04	282,429	1.08		1.08		1.04		1.04		2.01		339
8.86	(2.94)	270,766	1.05		1.05		1.04		1.04		1.31		582
9.62	12.88	347,255	1.04		1.04		1.04		1.04		0.55		437
10.31	19.58	351,418	1.04		1.04		1.04		1.04		0.71		392
9.88	20.72	207,083	1.04		1.04		1.04		1.04		1.27		419

10.71	7.63	173,616	1.84	*	1.84	*	1.79	*	1.79	*	0.38	*	127
9.98	21.02	175,608	1.83		1.83		1.79		1.79		1.26		339
8.27	(3.64)	176,561	1.80		1.80		1.79		1.79		0.56		582
9.03	12.12	224,169	1.79		1.79		1.79		1.79		(0.21)		437
9.83	18.70	189,201	1.79		1.79		1.79		1.79		(0.06)		392
9.51	19.71	74,798	1.79		1.79		1.79		1.79		0.52		419

11.51	7.89	115	1.34	*	1.34	*	1.29	*	1.29	*	0.97	*	127
10.73	21.79	12	1.33		1.33		1.29		1.29		1.75		339
8.84	(1.36)	10	1.30	*	1.30	*	1.29	*	1.29	*	1.48	*	582

$6.93	12.83%	$1,678,924	0.72	%*	0.72	%*	0.64	%*	0.64	%*	1.60	%*	89%
6.27	16.76	1,362,934	0.68		0.68		0.64		0.64		2.47		278
5.37	(12.25)	1,090,010	0.66		0.66		0.64		0.64		1.93		566
6.50	(0.27)	1,057,333	0.64		0.64		0.64		0.64		1.01		449
6.91	16.21	1,291,476	0.64		0.64		0.64		0.64		1.08		395
6.77	19.02	1,112,067	0.65		0.65		0.64		0.64		1.59		574

6.95	12.57	37,779	0.82	*	0.82	*	0.74	*	0.74	*	1.50	*	89
6.30	16.88	32,884	0.78		0.78		0.74		0.74		2.39		278
5.39	(12.24)	35,765	0.76		0.76		0.74		0.74		1.87		566
6.52	(0.39)	10,654	0.74		0.74		0.74		0.74		0.90		449
6.93	15.90	9,763	0.74		0.74		0.74		0.74		0.93		395
6.79	19.13	13,272	0.75		0.75		0.74		0.74		1.47		574

6.81	12.59	2,367	0.97	*	0.97	*	0.89	*	0.89	*	1.35	*	89
6.17	16.64	2,149	0.93		0.93		0.89		0.89		2.51		278
5.29	(12.52)	9,210	0.91		0.91		0.89		0.89		1.81		566
6.42	(0.48)	3,791	0.89		0.89		0.89		0.89		0.72		449
6.83	15.84	2,555	0.89		0.89		0.89		0.89		0.82		395
6.71	19.64	1,349	0.90		0.90		0.89		0.89		1.21		574

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	21

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)
Class D
04/01/2017 - 09/30/2017+	$6.15	$0.04	$0.72	$0.76	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2017	5.28	0.12	0.75	0.87	0.00	0.00	0.00	0.00
03/31/2016	6.40	0.09	(0.87)	(0.78)	(0.29)	(0.01)	(0.04)	(0.34)
03/31/2015	6.81	0.04	(0.09)	(0.05)	(0.33)	(0.03)	0.00	(0.36)
03/31/2014	6.70	0.05	0.96	1.01	(0.74)	(0.16)	0.00	(0.90)
03/31/2013	6.10	0.07	1.04	1.11	(0.45)	(0.06)	0.00	(0.51)
Class A
04/01/2017 - 09/30/2017+	6.11	0.04	0.73	0.77	(0.13)	0.00	0.00	(0.13)
03/31/2017	5.25	0.12	0.74	0.86	0.00	0.00	0.00	0.00
03/31/2016	6.37	0.09	(0.87)	(0.78)	(0.30)	(0.01)	(0.03)	(0.34)
03/31/2015	6.78	0.04	(0.09)	(0.05)	(0.33)	(0.03)	0.00	(0.36)
03/31/2014	6.68	0.04	0.96	1.00	(0.74)	(0.16)	0.00	(0.90)
03/31/2013	6.08	0.07	1.04	1.11	(0.45)	(0.06)	0.00	(0.51)
Class C
04/01/2017 - 09/30/2017+	5.86	0.01	0.70	0.71	(0.11)	0.00	0.00	(0.11)
03/31/2017	5.07	0.07	0.72	0.79	0.00	0.00	0.00	0.00
03/31/2016	6.18	0.04	(0.84)	(0.80)	(0.27)	(0.01)	(0.03)	(0.31)
03/31/2015	6.59	(0.01)	(0.08)	(0.09)	(0.29)	(0.03)	0.00	(0.32)
03/31/2014	6.53	(0.01)	0.94	0.93	(0.71)	(0.16)	0.00	(0.87)
03/31/2013	5.93	0.03	1.00	1.03	(0.37)	(0.06)	0.00	(0.43)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Institutional Class
04/01/2017 - 09/30/2017+	$8.08	$0.06	$0.56	$0.62	$(0.38)	$0.00	$0.00	$(0.38)
03/31/2017	6.62	0.20	1.40	1.60	(0.14)	0.00	0.00	(0.14)
03/31/2016	8.24	0.13	(1.31)	(1.18)	(0.43)	0.00	(0.01)	(0.44)
03/31/2015	8.01	0.14	1.13	1.27	(1.04)	0.00	0.00	(1.04)
03/31/2014	7.51	0.05	0.89	0.94	(0.42)	(0.02)	0.00	(0.44)
03/31/2013	6.76	0.08	1.44	1.52	(0.66)	(0.11)	0.00	(0.77)
Class P
04/01/2017 - 09/30/2017+	8.02	0.06	0.56	0.62	(0.38)	0.00	0.00	(0.38)
03/31/2017	6.57	0.19	1.40	1.59	(0.14)	0.00	0.00	(0.14)
03/31/2016	8.19	0.12	(1.31)	(1.19)	(0.42)	0.00	(0.01)	(0.43)
03/31/2015	7.96	0.10	1.16	1.26	(1.03)	0.00	0.00	(1.03)
03/31/2014	7.47	0.05	0.88	0.93	(0.42)	(0.02)	0.00	(0.44)
03/31/2013	6.75	0.02	1.49	1.51	(0.68)	(0.11)	0.00	(0.79)
Class D
04/01/2017 - 09/30/2017+	7.73	0.05	0.54	0.59	(0.37)	0.00	0.00	(0.37)
03/31/2017	6.34	0.16	1.35	1.51	(0.12)	0.00	0.00	(0.12)
03/31/2016	7.93	0.09	(1.26)	(1.17)	(0.41)	0.00	(0.01)	(0.42)
03/31/2015	7.74	0.10	1.10	1.20	(1.01)	0.00	0.00	(1.01)
03/31/2014	7.28	0.02	0.85	0.87	(0.39)	(0.02)	0.00	(0.41)
03/31/2013	6.58	0.02	1.44	1.46	(0.65)	(0.11)	0.00	(0.76)
Class A
04/01/2017 - 09/30/2017+	7.72	0.05	0.54	0.59	(0.37)	0.00	0.00	(0.37)
03/31/2017	6.33	0.16	1.35	1.51	(0.12)	0.00	0.00	(0.12)
03/31/2016	7.92	0.09	(1.26)	(1.17)	(0.41)	0.00	(0.01)	(0.42)
03/31/2015	7.73	0.11	1.09	1.20	(1.01)	0.00	0.00	(1.01)
03/31/2014	7.28	0.03	0.84	0.87	(0.40)	(0.02)	0.00	(0.42)
03/31/2013	6.57	0.04	1.42	1.46	(0.64)	(0.11)	0.00	(0.75)
Class C
04/01/2017 - 09/30/2017+	7.18	0.02	0.48	0.50	(0.34)	0.00	0.00	(0.34)
03/31/2017	5.90	0.10	1.25	1.35	(0.07)	0.00	0.00	(0.07)
03/31/2016	7.43	0.04	(1.18)	(1.14)	(0.38)	0.00	(0.01)	(0.39)
03/31/2015	7.32	0.05	1.03	1.08	(0.97)	0.00	0.00	(0.97)
03/31/2014	6.92	(0.03)	0.81	0.78	(0.36)	(0.02)	0.00	(0.38)
03/31/2013	6.26	(0.00)	1.33	1.33	(0.56)	(0.11)	0.00	(0.67)

22	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$6.78	12.45%	$33,497	1.12	%*	1.12	%*	1.04	%*	1.04	%*	1.20	%*	89%
6.15	16.48	19,944	1.08		1.08		1.04		1.04		2.08		278
5.28	(12.59)	19,073	1.06		1.06		1.04		1.04		1.47		566
6.40	(0.64)	35,325	1.04		1.04		1.04		1.04		0.61		449
6.81	15.54	31,920	1.04		1.04		1.04		1.04		0.68		395
6.70	18.66	25,444	1.05		1.05		1.04		1.04		1.17		574

6.75	12.67	25,308	1.12	*	1.12	*	1.04	*	1.04	*	1.20	*	89
6.11	16.38	18,124	1.08		1.08		1.04		1.04		2.15		278
5.25	(12.59)	23,748	1.06		1.06		1.04		1.04		1.54		566
6.37	(0.68)	22,836	1.04		1.04		1.04		1.04		0.63		449
6.78	15.53	30,278	1.04		1.04		1.04		1.04		0.65		395
6.68	18.69	13,652	1.05		1.05		1.04		1.04		1.17		574

6.46	12.19	10,744	1.87	*	1.87	*	1.79	*	1.79	*	0.45	*	89
5.86	15.58	7,812	1.83		1.83		1.79		1.79		1.37		278
5.07	(13.26)	9,134	1.81		1.81		1.79		1.79		0.79		566
6.18	(1.40)	7,958	1.79		1.79		1.79		1.79		(0.13)		449
6.59	14.68	9,414	1.79		1.79		1.79		1.79		(0.09)		395
6.53	17.78	4,276	1.80		1.80		1.79		1.79		0.45		574

$8.32	7.80%	$1,689,013	0.82	%*	0.82	%*	0.75	%*	0.75	%*	1.57	%*	96%
8.08	24.42	1,548,785	0.81		0.81		0.75		0.75		2.72		256
6.62	(14.79)	1,398,461	0.76		0.76		0.75		0.75		1.75		499
8.24	16.90	518,997	0.75		0.75		0.75		0.75		1.73		814
8.01	12.97	292,684	0.76		0.76		0.75		0.75		0.66		733
7.51	24.04	279,791	0.76		0.76		0.75		0.75		1.18		510

8.26	7.83	516,298	0.92	*	0.92	*	0.85	*	0.85	*	1.47	*	96
8.02	24.33	371,289	0.91		0.91		0.85		0.85		2.63		256
6.57	(14.94)	355,109	0.86		0.86		0.85		0.85		1.60		499
8.19	16.97	250,350	0.85		0.85		0.85		0.85		1.28		814
7.96	12.86	36,840	0.86		0.86		0.85		0.85		0.67		733
7.47	23.94	7,591	0.86		0.86		0.85		0.85		0.33		510

7.95	7.72	270,001	1.22	*	1.22	*	1.15	*	1.15	*	1.17	*	96
7.73	23.91	238,046	1.21		1.21		1.15		1.15		2.36		256
6.34	(15.27)	292,989	1.16		1.16		1.15		1.15		1.22		499
7.93	16.65	390,605	1.15		1.15		1.15		1.15		1.33		814
7.74	12.38	152,212	1.16		1.16		1.15		1.15		0.23		733
7.28	23.65	193,252	1.16		1.16		1.15		1.15		0.28		510

7.94	7.73	364,772	1.22	*	1.22	*	1.15	*	1.15	*	1.18	*	96
7.72	23.95	310,915	1.21		1.21		1.15		1.15		2.36		256
6.33	(15.26)	379,646	1.16		1.16		1.15		1.15		1.29		499
7.92	16.63	338,576	1.15		1.15		1.15		1.15		1.37		814
7.73	12.36	167,561	1.16		1.16		1.15		1.15		0.35		733
7.28	23.67	63,609	1.16		1.16		1.15		1.15		0.56		510

7.34	7.13	158,866	1.97	*	1.97	*	1.90	*	1.90	*	0.42	*	96
7.18	23.00	153,871	1.96		1.96		1.90		1.90		1.62		256
5.90	(15.85)	197,631	1.91		1.91		1.90		1.90		0.57		499
7.43	15.75	130,680	1.90		1.90		1.90		1.90		0.64		814
7.32	11.71	69,838	1.91		1.91		1.90		1.90		(0.37)		733
6.92	22.61	18,589	1.91		1.91		1.90		1.90		(0.07)		510

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	23

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)
Class R
04/01/2017 - 09/30/2017+	$7.68	$0.04	$0.53	$0.57	$(0.36)	$0.00	$0.00	$(0.36)
03/31/2017	6.32	0.14	1.33	1.47	(0.11)	0.00	0.00	(0.11)
11/30/2015 - 03/31/2016	7.15	0.03	(0.72)	(0.69)	(0.13)	0.00	(0.01)	(0.14)

PIMCO StocksPLUS® Long Duration Fund
Institutional Class
04/01/2017 - 09/30/2017+	$7.32	$0.14	$0.83	$0.97	$(0.15)	$0.00	$0.00	$(0.15)
03/31/2017	6.79	0.27	1.03	1.30	(0.29)	(0.48)	0.00	(0.77)
03/31/2016	7.56	0.27	(0.28)	(0.01)	(0.26)	(0.50)	0.00	(0.76)
03/31/2015	7.24	0.27	1.73	2.00	(0.40)	(1.28)	0.00	(1.68)
03/31/2014	8.84	0.29	0.97	1.26	(0.61)	(2.25)	0.00	(2.86)
03/31/2013	8.14	0.28	1.68	1.96	(0.41)	(0.85)	0.00	(1.26)

PIMCO StocksPLUS® Short Fund
Institutional Class
04/01/2017 - 09/30/2017+	$9.54	$0.11	$(0.59)	$(0.48)	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2017	10.55	0.30	(1.31)	(1.01)	0.00	0.00	0.00	0.00
03/31/2016~	11.70	0.28	(1.06)	(0.78)	(0.37)	0.00	0.00	(0.37)
03/31/2015~	13.35	0.15	(1.65)	(1.50)	(0.15)	0.00	0.00	(0.15)
03/31/2014~	16.70	0.20	(3.25)	(3.05)	(0.30)	0.00	0.00	(0.30)
03/31/2013~	18.25	0.30	(1.55)	(1.25)	(0.30)	0.00	0.00	(0.30)
Class P
04/01/2017 - 09/30/2017+	9.53	0.11	(0.60)	(0.49)	(0.12)	0.00	0.00	(0.12)
03/31/2017	10.55	0.29	(1.31)	(1.02)	0.00	0.00	0.00	0.00
03/31/2016~	11.70	0.28	(1.07)	(0.79)	(0.36)	0.00	0.00	(0.36)
03/31/2015~	13.40	0.15	(1.70)	(1.55)	(0.15)	0.00	0.00	(0.15)
03/31/2014~	16.70	0.15	(3.15)	(3.00)	(0.30)	0.00	0.00	(0.30)
03/31/2013~	18.20	0.30	(1.55)	(1.25)	(0.25)	0.00	0.00	(0.25)
Class D
04/01/2017 - 09/30/2017+	9.22	0.09	(0.58)	(0.49)	(0.11)	0.00	0.00	(0.11)
03/31/2017	10.24	0.25	(1.27)	(1.02)	0.00	0.00	0.00	0.00
03/31/2016~	11.40	0.24	(1.06)	(0.82)	(0.34)	0.00	0.00	(0.34)
03/31/2015~	13.00	0.10	(1.60)	(1.50)	(0.10)	0.00	0.00	(0.10)
03/31/2014~	16.25	0.10	(3.10)	(3.00)	(0.25)	0.00	0.00	(0.25)
03/31/2013~	17.70	0.25	(1.55)	(1.30)	(0.15)	0.00	0.00	(0.15)
Class A
04/01/2017 - 09/30/2017+	9.25	0.09	(0.58)	(0.49)	(0.11)	0.00	0.00	(0.11)
03/31/2017	10.27	0.26	(1.28)	(1.02)	0.00	0.00	0.00	0.00
03/31/2016~	11.45	0.24	(1.07)	(0.83)	(0.35)	0.00	0.00	(0.35)
03/31/2015~	13.05	0.10	(1.60)	(1.50)	(0.10)	0.00	0.00	(0.10)
03/31/2014~	16.25	0.10	(3.05)	(2.95)	(0.25)	0.00	0.00	(0.25)
03/31/2013~	17.70	0.25	(1.55)	(1.30)	(0.15)	0.00	0.00	(0.15)
Class C
04/01/2017 - 09/30/2017+	8.86	0.06	(0.56)	(0.50)	(0.08)	0.00	0.00	(0.08)
03/31/2017	9.92	0.17	(1.23)	(1.06)	0.00	0.00	0.00	0.00
03/31/2016~	11.05	0.15	(0.98)	(0.83)	(0.30)	0.00	0.00	(0.30)
03/31/2015~	12.70	0.00	(1.60)	(1.60)	(0.05)	0.00	0.00	(0.05)
03/31/2014~	15.85	0.00	(3.00)	(3.00)	(0.15)	0.00	0.00	(0.15)
03/31/2013~	17.30	0.15	(1.55)	(1.40)	(0.05)	0.00	0.00	(0.05)

PIMCO StocksPLUS® Small Fund
Institutional Class
04/01/2017 - 09/30/2017+	$9.87	$0.08	$0.87	$0.95	$(0.20)	$0.00	$0.00	$(0.20)
03/31/2017	7.66	0.21	2.32	2.53	(0.32)	0.00	0.00	(0.32)
03/31/2016	9.60	0.16	(1.39)	(1.23)	(0.17)	(0.54)	0.00	(0.71)
03/31/2015	9.85	0.08	0.82	0.90	(0.42)	(0.73)	0.00	(1.15)
03/31/2014	9.03	0.07	1.98	2.05	(0.58)	(0.65)	0.00	(1.23)
03/31/2013	7.77	0.13	1.76	1.89	(0.63)	0.00	0.00	(0.63)

24	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.89	7.61%	$548	1.47	%*	1.47	%*	1.40	%*	1.40	%*	0.91	%*	96%
7.68	23.47	138	1.46		1.46		1.40		1.40		1.95		256
6.32	(9.79)	9	1.41	*	1.41	*	1.40	*	1.40	*	1.59	*	499

$8.14	13.33%	$701,848	0.78	%*	0.78	%*	0.59	%*	0.59	%*	3.63	%*	57%
7.32	20.19	596,979	0.64		0.64		0.59		0.59		3.66		141
6.79	0.64	532,346	0.63		0.63		0.59		0.59		3.95		52
7.56	29.07	637,302	0.61		0.61		0.59		0.59		3.50		91
7.24	18.06	559,898	0.59		0.59		0.59		0.59		3.47		73
8.84	25.55	886,610	0.60		0.60		0.59		0.59		3.19		52

$8.93	(5.08)%	$2,171,379	0.65	%*	0.65	%*	0.64	%*	0.64	%*	2.46	%*	78%
9.54	(9.57)	1,862,164	0.67		0.67		0.64		0.64		2.90		237
10.55	(5.91)	1,690,893	0.68		0.68		0.64		0.64		2.51		524
11.70	(11.23)	3,443,366	0.64		0.64		0.64		0.64		1.32		403
13.35	(18.36)	5,093,625	0.64		0.64		0.64		0.64		1.25		364
16.70	(7.05)	5,959,231	0.65		0.65		0.64		0.64		1.74		297

8.92	(5.16)	52,671	0.75	*	0.75	*	0.74	*	0.74	*	2.33	*	78
9.53	(9.67)	59,992	0.77		0.77		0.74		0.74		2.84		237
10.55	(5.96)	56,465	0.78		0.78		0.74		0.74		2.45		524
11.70	(11.64)	48,356	0.74		0.74		0.74		0.74		1.19		403
13.40	(18.16)	45,285	0.74		0.74		0.74		0.74		1.15		364
16.70	(7.08)	82,363	0.75		0.75		0.74		0.74		1.71		297

8.62	(5.31)	35,677	1.05	*	1.05	*	1.04	*	1.04	*	2.05	*	78
9.22	(9.96)	31,926	1.07		1.07		1.04		1.04		2.55		237
10.24	(6.43)	44,403	1.08		1.08		1.04		1.04		2.16		524
11.40	(11.51)	35,004	1.04		1.04		1.04		1.04		0.92		403
13.00	(18.59)	52,114	1.04		1.04		1.04		1.04		0.85		364
16.25	(7.46)	76,016	1.05		1.05		1.04		1.04		1.48		297

8.65	(5.33)	23,332	1.05	*	1.05	*	1.04	*	1.04	*	2.03	*	78
9.25	(9.93)	33,072	1.07		1.07		1.04		1.04		2.61		237
10.27	(6.53)	54,139	1.08		1.08		1.04		1.04		2.18		524
11.45	(11.54)	31,809	1.04		1.04		1.04		1.04		0.96		403
13.05	(18.33)	67,670	1.04		1.04		1.04		1.04		0.85		364
16.25	(7.55)	143,603	1.05		1.05		1.04		1.04		1.50		297

8.28	(5.63)	9,873	1.80	*	1.80	*	1.79	*	1.79	*	1.29	*	78
8.86	(10.69)	11,825	1.82		1.82		1.79		1.79		1.79		237
9.92	(6.85)	19,321	1.83		1.83		1.79		1.79		1.41		524
11.05	(12.57)	18,165	1.79		1.79		1.79		1.79		0.16		403
12.70	(18.96)	22,645	1.79		1.79		1.79		1.79		0.10		364
15.85	(8.07)	27,676	1.80		1.80		1.79		1.79		0.72		297

$10.62	9.74%	$494,775	0.79	%*	0.79	%*	0.69	%*	0.69	%*	1.60	%*	95%
9.87	33.24	377,433	0.74		0.74		0.69		0.69		2.38		383
7.66	(13.19)	231,986	0.73		0.73		0.69		0.69		1.86		539
9.60	9.93	288,036	0.70		0.70		0.69		0.69		0.86		434
9.85	23.47	292,658	0.69		0.69		0.69		0.69		0.70		428
9.03	25.60	316,979	0.69		0.69		0.69		0.69		1.63		566

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	25

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Small Fund (Cont.)
Class P
04/01/2017 - 09/30/2017+	$9.80	$0.07	$0.87	$0.94	$(0.20)	$0.00	$0.00	$(0.20)
03/31/2017	7.61	0.20	2.31	2.51	(0.32)	0.00	0.00	(0.32)
03/31/2016	9.54	0.15	(1.38)	(1.23)	(0.16)	(0.54)	0.00	(0.70)
03/31/2015	9.81	0.07	0.81	0.88	(0.42)	(0.73)	0.00	(1.15)
03/31/2014	8.99	0.06	1.98	2.04	(0.57)	(0.65)	0.00	(1.22)
03/31/2013	7.76	0.12	1.75	1.87	(0.64)	0.00	0.00	(0.64)
Administrative Class
04/01/2017 - 09/30/2017+	9.86	0.07	0.87	0.94	(0.19)	0.00	0.00	(0.19)
03/31/2017	7.64	0.21	2.29	2.50	(0.28)	0.00	0.00	(0.28)
03/31/2016	9.59	0.15	(1.40)	(1.25)	(0.16)	(0.54)	0.00	(0.70)
06/30/2014 - 03/31/2015	10.15	0.03	0.56	0.59	(0.42)	(0.73)	0.00	(1.15)
Class D
04/01/2017 - 09/30/2017+	9.61	0.06	0.84	0.90	(0.18)	0.00	0.00	(0.18)
03/31/2017	7.48	0.18	2.25	2.43	(0.30)	0.00	0.00	(0.30)
03/31/2016	9.40	0.12	(1.36)	(1.24)	(0.14)	(0.54)	0.00	(0.68)
03/31/2015	9.68	0.04	0.81	0.85	(0.40)	(0.73)	0.00	(1.13)
03/31/2014	8.90	0.03	1.95	1.98	(0.55)	(0.65)	0.00	(1.20)
03/31/2013	7.66	0.10	1.73	1.83	(0.59)	0.00	0.00	(0.59)
Class A
04/01/2017 - 09/30/2017+	9.67	0.06	0.85	0.91	(0.18)	0.00	0.00	(0.18)
03/31/2017	7.52	0.18	2.27	2.45	(0.30)	0.00	0.00	(0.30)
03/31/2016	9.45	0.12	(1.37)	(1.25)	(0.14)	(0.54)	0.00	(0.68)
03/31/2015	9.73	0.04	0.81	0.85	(0.40)	(0.73)	0.00	(1.13)
03/31/2014	8.94	0.03	1.97	2.00	(0.56)	(0.65)	0.00	(1.21)
03/31/2013	7.69	0.10	1.74	1.84	(0.59)	0.00	0.00	(0.59)
Class C
04/01/2017 - 09/30/2017+	8.99	0.02	0.78	0.80	(0.15)	0.00	0.00	(0.15)
03/31/2017	7.02	0.10	2.12	2.22	(0.25)	0.00	0.00	(0.25)
03/31/2016	8.89	0.06	(1.29)	(1.23)	(0.10)	(0.54)	0.00	(0.64)
03/31/2015	9.27	(0.03)	0.76	0.73	(0.38)	(0.73)	0.00	(1.11)
03/31/2014	8.59	(0.04)	1.88	1.84	(0.51)	(0.65)	0.00	(1.16)
03/31/2013	7.37	0.04	1.67	1.71	(0.49)	0.00	0.00	(0.49)
Class R
04/01/2017 - 09/30/2017+	9.63	0.05	0.84	0.89	(0.18)	0.00	0.00	(0.18)
03/31/2017	7.51	0.15	2.26	2.41	(0.29)	0.00	0.00	(0.29)
11/30/2015 - 03/31/2016	8.79	0.04	(0.69)	(0.65)	(0.09)	(0.54)	0.00	(0.63)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
~	A one for five reverse share split, effective August 7, 2015, has been retroactively applied.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

26	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.54	9.67%	$147,624	0.89	%*	0.89	%*	0.79	%*	0.79	%*	1.50	%*	95%
9.80	33.10	112,417	0.84		0.84		0.79		0.79		2.29		383
7.61	(13.24)	92,051	0.83		0.83		0.79		0.79		1.69		539
9.54	9.71	212,756	0.80		0.80		0.79		0.79		0.73		434
9.81	23.55	123,335	0.79		0.79		0.79		0.79		0.59		428
8.99	25.34	58,393	0.79		0.79		0.79		0.79		1.45		566

10.61	9.62	8,382	1.04	*	1.04	*	0.94	*	0.94	*	1.34	*	95
9.86	32.81	7,698	0.99		0.99		0.94		0.94		2.39		383
7.64	(13.40)	5,985	0.98		0.98		0.94		0.94		1.90		539
9.59	6.51	965	0.95	*	0.95	*	0.94	*	0.94	*	0.40	*	434

10.33	9.50	198,270	1.19	*	1.19	*	1.09	*	1.09	*	1.20	*	95
9.61	32.58	187,019	1.14		1.14		1.09		1.09		2.04		383
7.48	(13.52)	184,508	1.13		1.13		1.09		1.09		1.41		539
9.40	9.56	351,663	1.10		1.10		1.09		1.09		0.47		434
9.68	23.05	408,790	1.09		1.09		1.09		1.09		0.29		428
8.90	25.00	255,795	1.09		1.09		1.09		1.09		1.21		566

10.40	9.54	290,458	1.19	*	1.19	*	1.09	*	1.09	*	1.20	*	95
9.67	32.68	261,090	1.14		1.14		1.09		1.09		2.02		383
7.52	(13.55)	244,254	1.13		1.13		1.09		1.09		1.44		539
9.45	9.50	370,199	1.10		1.10		1.09		1.09		0.47		434
9.73	23.10	456,429	1.09		1.09		1.09		1.09		0.28		428
8.94	25.04	175,145	1.09		1.09		1.09		1.09		1.21		566

9.64	9.03	124,774	1.94	*	1.94	*	1.84	*	1.84	*	0.45	*	95
8.99	31.74	122,651	1.89		1.89		1.84		1.84		1.29		383
7.02	(14.19)	122,496	1.88		1.88		1.84		1.84		0.70		539
8.89	8.62	170,988	1.85		1.85		1.84		1.84		(0.29)		434
9.27	22.19	164,980	1.84		1.84		1.84		1.84		(0.46)		428
8.59	24.20	61,217	1.84		1.84		1.84		1.84		0.48		566

10.34	9.38	431	1.44	*	1.44	*	1.34	*	1.34	*	0.99	*	95
9.63	32.22	55	1.40		1.40		1.34		1.34		1.72		383
7.51	(7.71)	9	1.38	*	1.38	*	1.34	*	1.34	*	1.80	*	539

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	27

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar- Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Assets:
Investments, at value
Investments in securities*	$744,596	$1,100,904	$1,257,143	$2,325,764	$861,422	$1,876,409	$901,840
Investments in Affiliates	162,689	429,396	516,114	673,023	139	676,609	382,971
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,177	2,477	2,978	4,432	2,017	2,577	959
Over the counter	25,703	52,490	156,082	263,112	4,484	19,218	91,013
Cash	1	0	44	0	0	0	10
Deposits with counterparty	2,234	3,321	4,444	3,058	3,385	4,320	1,312
Foreign currency, at value	417	3,656	5,393	7,667	307	7,470	4,770
Receivable for investments sold	46,874	12,190	5,412	20,037	2,016	25,183	3,076
Receivable for investments in Affiliates sold	0	0	0	0	0	45,500	0
Receivable for investments sold on a delayed-delivery basis	0	48	45	107	0	80	34
Receivable for TBA investments sold	95,349	0	0	0	46,105	0	0
Receivable for Fund shares sold	1,113	4,645	680	2,761	408	2,870	2,006
Interest and/or dividends receivable	3,235	2,782	4,514	9,987	6,708	6,384	2,759
Dividends receivable from Affiliates	215	564	711	823	2	990	464
Total Assets	1,083,603	1,612,473	1,953,560	3,310,771	926,993	2,667,610	1,391,214

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$2,262	$2,262	$4,327	$76,554	$3,344	$1,672
Payable for sale-buyback transactions	0	0	0	0	80,617	0	0
Payable for short sales	0	3,505	3,700	6,913	10,194	6,523	2,531
Financial Derivative Instruments
Exchange-traded or centrally cleared	27	1,210	1,165	2,166	217	3,296	899
Over the counter	5,870	5,206	5,403	41,347	1,063	307,750	4,528
Payable for investments purchased	52,279	9,245	0	13,617	3,082	30,033	23,355
Payable for investments in Affiliates purchased	215	5,664	6,611	11,123	2	8,690	4,564
Payable for TBA investments purchased	140,700	0	0	0	49,086	0	0
Deposits from counterparty	21,977	45,069	144,041	226,358	2,892	12,029	86,934
Payable for Fund shares redeemed	2,127	945	768	3,122	1,085	1,712	1,030
Accrued investment advisory fees	181	503	584	1,121	207	771	444
Overdraft due to custodian	0	609	0	23	0	0	0
Accrued supervisory and administrative fees	237	431	386	890	142	508	339
Accrued distribution fees	50	166	13	157	0	14	119
Accrued servicing fees	77	101	8	109	0	8	85
Other liabilities	0	0	0	0	4	0	0
Total Liabilities	223,740	74,916	164,941	311,273	225,145	374,678	126,500

Net Assets	$859,863	$1,537,557	$1,788,619	$2,999,498	$701,848	$2,292,932	$1,264,714

Net Assets Consist of:
Paid in capital	$717,995	$1,258,484	$1,532,751	$2,742,979	$558,870	$6,030,604	$1,150,915
Undistributed (overdistributed) net investment income	4,545	17,302	21,930	69,663	7,070	37,101	25,116
Accumulated undistributed net realized gain (loss)	104,504	200,395	74,702	(62,546)	89,949	(3,516,430)	(28,707)
Net unrealized appreciation (depreciation)	32,819	61,376	159,236	249,402	45,959	(258,343)	117,390

Net Assets	$859,863	$1,537,557	$1,788,619	$2,999,498	$701,848	$2,292,932	$1,264,714

Cost of investments in securities	$736,566	$1,077,396	$1,233,202	$2,281,551	$827,147	$1,823,300	$883,294
Cost of investments in Affiliates	$162,558	$429,242	$515,948	$672,688	$139	$676,374	$382,853
Cost of foreign currency held	$419	$3,676	$5,387	$7,723	$307	$7,530	$4,832
Proceeds received on short sales	$0	$3,505	$3,700	$6,914	$10,236	$6,524	$2,532
Cost or premiums of financial derivative instruments, net	$1,036	$12,610	$19,755	$23,414	$(2,253)	$24,444	$(55)

* Includes repurchase agreements of:	$575	$143,131	$156,089	$470	$134	$194,943	$117,049

†	A zero balance may reflect actual amounts rounding to less than one thousand.

28	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar- Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Net Assets:
Institutional Class	$394,515	$621,770	$1,678,924	$1,689,013	$701,848	$2,171,379	$494,775
Class P	56,468	170,780	37,779	516,298	N/A	52,671	147,624
Administrative Class	11,708	N/A	2,367	N/A	N/A	N/A	8,382
Class D	29,164	262,349	33,497	270,001	N/A	35,677	198,270
Class A	240,398	308,927	25,308	364,772	N/A	23,332	290,458
Class C	108,754	173,616	10,744	158,866	N/A	9,873	124,774
Class R	18,856	115	N/A	548	N/A	N/A	431

Shares Issued and Outstanding:
Institutional Class	36,689	52,989	242,263	202,941	86,231	243,245	46,595
Class P	5,264	14,702	5,438	62,542	N/A	5,906	14,006
Administrative Class	1,160	N/A	347	N/A	N/A	N/A	790
Class D	2,933	23,025	4,941	33,975	N/A	4,139	19,193
Class A	24,028	26,708	3,752	45,963	N/A	2,698	27,930
Class C	11,431	16,210	1,664	21,632	N/A	1,193	12,939
Class R	1,833	10	N/A	70	N/A	N/A	42

Net Asset Value Per Share Outstanding:
Institutional Class	$10.75	$11.73	$6.93	$8.32	$8.14	$8.93	$10.62
Class P	10.73	11.62	6.95	8.26	N/A	8.92	10.54
Administrative Class	10.09	N/A	6.81	N/A	N/A	N/A	10.61
Class D	9.94	11.39	6.78	7.95	N/A	8.62	10.33
Class A	10.00	11.57	6.75	7.94	N/A	8.65	10.40
Class C	9.51	10.71	6.46	7.34	N/A	8.28	9.64
Class R	10.29	11.51	N/A	7.89	N/A	N/A	10.34

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	29

Statements of Operations

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands†)	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar- Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Investment Income:
Interest, net of foreign taxes*	$6,393	$13,309	$15,256	$30,110	$14,439	$30,218	$10,841
Dividends	0	0	0	0	0	55	0
Dividends from Investments in Affiliates	1,009	3,232	3,599	3,878	8	4,968	2,538
Total Income	7,402	16,541	18,855	33,988	14,447	35,241	13,379

Expenses:
Investment advisory fees	1,047	2,894	3,172	6,398	1,145	4,428	2,465
Supervisory and administrative fees	1,368	2,486	2,093	5,068	785	2,926	1,896
Distribution and/or servicing fees - Administrative Class	15	0	3	0	0	0	9
Distribution and/or servicing fees - Class D	43	353	29	335	0	44	233
Distribution fees - Class C	281	634	34	583	0	40	447
Distribution fees - Class R	22	0	0	1	0	0	0
Servicing fees - Class A	289	364	27	433	0	37	337
Servicing fees - Class C	141	211	11	194	0	13	149
Servicing fees - Class R	22	0	0	0	0	0	0
Trustee fees	2	3	3	6	2	4	2
Interest expense	205	399	631	930	622	84	541
Miscellaneous expense	0	0	0	0	0	0	3
Total Expenses	3,435	7,344	6,003	13,948	2,554	7,576	6,082

Net Investment Income (Loss)	3,967	9,197	12,852	20,040	11,893	27,665	7,297

Net Realized Gain (Loss):
Investments in securities	1,387	4,108	5,376	(875)	3,853	10,337	3,547
Investments in Affiliates	5	(20)	(30)	(1)	0	(26)	(22)
Exchange-traded or centrally cleared financial derivative instruments	11,221	44,463	25,889	45,014	33,249	(19,779)	7,718
Over the counter financial derivative instruments	107,855	153,282	63,035	34,349	1,700	(15,586)	82,686
Short sales	0	(38)	(43)	(86)	0	(41)	(30)
Foreign currency	(1,278)	875	962	(2,494)	17	1,612	785

Net Realized Gain (Loss)	119,190	202,670	95,189	75,907	38,819	(23,483)	94,684

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	6,005	7,194	10,557	33,936	20,660	10,648	9,511
Investments in Affiliates	127	166	171	327	0	247	126
Exchange-traded or centrally cleared financial derivative instruments	5,138	(8,412)	(6,403)	(26,543)	8,084	(17,372)	4,924
Over the counter financial derivative instruments	(71,639)	(94,415)	81,194	108,383	1,798	(118,095)	(8,756)
Short sales	0	2	2	4	0	4	1
Foreign currency assets and liabilities	(62)	(23)	(4)	683	1	(148)	(78)

Net Change in Unrealized Appreciation (Depreciation)	(60,431)	(95,488)	85,517	116,790	30,543	(124,716)	5,728

Net Increase (Decrease) in Net Assets Resulting from Operations	$62,726	$116,379	$193,558	$212,737	$81,255	$(120,534)	$107,709

* Foreign tax withholdings	$0	$0	$0	$0	$4	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

30	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO StocksPLUS® Fund		PIMCO StocksPLUS® Absolute Return Fund		PIMCO StocksPLUS® International Fund (Unhedged)

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$3,967	$9,271	$9,197	$25,920	$12,852	$31,036
Net realized gain (loss)	119,190	24,708	202,670	40,851	95,189	138,615
Net change in unrealized appreciation (depreciation)	(60,431)	97,602	(95,488)	179,395	85,517	30,806

Net Increase (Decrease) in Net Assets Resulting from Operations	62,726	131,581	116,379	246,166	193,558	200,457

Distributions to Shareholders:
From net investment income
Institutional Class	(2,364)	(3,988)	(4,258)	(3,414)	(31,966)	0
Class P	(303)	(305)	(1,064)	(689)	(856)	0
Administrative Class	(67)	(144)	0	0	(45)	0
Class D	(178)	(307)	(1,520)	(1,276)	(528)	0
Class A	(1,196)	(1,663)	(1,663)	(1,119)	(439)	0
Class C	(328)	(696)	(494)	(503)	(167)	0
Class R	(65)	(96)	(1)	0	0	0
From net realized capital gains
Institutional Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	0	0	0	0	0
Class A	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Class R	0	0	0	0	0	0

Total Distributions(a)	(4,501)	(7,199)	(9,000)	(7,001)	(34,001)	0

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(38,653)	(211,514)	(27,304)	(20,106)	185,215	56,450

Total Increase (Decrease) in Net Assets	19,572	(87,132)	80,075	219,059	344,772	256,907

Net Assets:
Beginning of period	840,291	927,423	1,457,482	1,238,423	1,443,847	1,186,940
End of period*	$859,863	$840,291	$1,537,557	$1,457,482	$1,788,619	$1,443,847

* Including undistributed (overdistributed) net investment income of:	$4,545	$5,079	$17,302	$17,105	$21,930	$43,079

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	31

Statements of Changes in Net Assets (Cont.)

	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)		PIMCO StocksPLUS® Long Duration Fund		PIMCO StocksPLUS® Short Fund		PIMCO StocksPLUS® Small Fund

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$20,040	$61,059	$11,893	$21,303	$27,665	$56,434	$7,297	$18,761
Net realized gain (loss)	75,907	150,553	38,819	104,186	(23,483)	(101,074)	94,684	66,787
Net change in unrealized appreciation (depreciation)	116,790	296,510	30,543	(24,811)	(124,716)	(143,364)	5,728	163,162

Net Increase (Decrease) in Net Assets Resulting from Operations	212,737	508,122	81,255	100,678	(120,534)	(188,004)	107,709	248,710

Distributions to Shareholders:
From net investment income
Institutional Class	(74,923)	(26,895)	(13,000)	(23,501)	(30,416)	0	(8,324)	(9,210)
Class P	(21,423)	(5,728)	0	0	(721)	0	(2,560)	(3,353)
Administrative Class	0	0	0	0	0	0	(140)	(233)
Class D	(12,613)	(3,759)	0	0	(444)	0	(3,483)	(5,816)
Class A	(16,239)	(4,932)	0	0	(321)	0	(5,011)	(8,009)
Class C	(7,283)	(1,695)	0	0	(100)	0	(1,979)	(3,378)
Class R	(20)	(1)	0	0	0	0	(4)	0
From net realized capital gains
Institutional Class	0	0	0	(36,933)	0	0	0	0
Class P	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	0	0	0	0
Class A	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Class R	0	0	0	0	0	0	0	0

Total Distributions(a)	(132,501)	(43,010)	(13,000)	(60,434)	(32,002)	0	(21,501)	(29,999)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	296,218	(465,913)	36,614	24,389	446,489	321,762	110,143	(31,637)

Total Increase (Decrease) in Net Assets	376,454	(801)	104,869	64,633	293,953	133,758	196,351	187,074

Net Assets:
Beginning of period	2,623,044	2,623,845	596,979	532,346	1,998,979	1,865,221	1,068,363	881,289
End of period*	$2,999,498	$2,623,044	$701,848	$596,979	$2,292,932	$1,998,979	$1,264,714	$1,068,363

* Including undistributed (overdistributed) net investment income of:	$69,663	$182,124	$7,070	$8,177	$37,101	$41,438	$25,116	$39,320

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders in the Notes to Financial Statements for more information.

32	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Statement of Cash Flows

Six Months Ended 09/30/2017 (Unaudited)
(Amounts in thousands†)	PIMCO StocksPLUS Long Duration Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$81,255

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(575,185)
Proceeds from sales of long-term securities	452,677
(Purchases) Proceeds from sales of short-term portfolio investments, net	12,654
(Increase) decrease in deposits with counterparty	(1,105)
(Increase) decrease in receivable for investments sold	(19,562)
(Increase) decrease in interest and/or dividends receivable	(1,162)
(Increase) decrease in dividends receivable from Affiliates	1
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	38,168
Proceeds from (Payments on) over the counter financial derivative instruments	1,111
Increase (decrease) in payable for investments purchased	(30,536)
Increase (decrease) in deposits from counterparty	1,682
Increase (decrease) in accrued investment advisory fees	22
Increase (decrease) in accrued supervisory and administrative fees	15
Proceeds from (Payments on) short sales transactions, net	10,236
Proceeds from (Payments on) foreign currency transactions	18
Increase (decrease) in other liabilities	4
Net Realized (Gain) Loss
Investments in securities	(3,853)
Exchange-traded or centrally cleared financial derivative instruments	(33,249)
Over the counter financial derivative instruments	(1,700)
Foreign currency	(17)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(20,660)
Exchange-traded or centrally cleared financial derivative instruments	(8,084)
Over the counter financial derivative instruments	(1,798)
Foreign currency assets and liabilities	(1)
Net amortization (accretion) on investments	(646)

Net Cash Provided by (Used for) Operating Activities	(99,715)

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	63,375
Payments on shares redeemed	(38,934)
Cash distributions paid*	(97)
Proceeds from reverse repurchase agreements	1,449,568
Payments on reverse repurchase agreements	(1,444,577)
Proceeds from sale-buyback transactions	1,207,685
Payments on sale-buyback transactions	(1,137,282)

Net Cash Received from (Used for) Financing Activities	99,738

Net Increase (Decrease) in Cash and Foreign Currency	23

Cash and Foreign Currency:
Beginning of period	284
End of period	$307

* Reinvestment of distributions	$12,903

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$617

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund had a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments were not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	33

Schedule of Investments PIMCO StocksPLUS® Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 86.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Energy Future Intermediate Holding Co. LLC
4.235% (LIBOR03M + 3.000%) due 06/30/2018 ~		$200	$201
Hilton Worldwide Finance LLC
3.237% (LIBOR03M + 2.000%) due 10/25/2023 ~		194	195

Total Loan Participations and Assignments (Cost $394)			396

CORPORATE BONDS & NOTES 34.8%

BANKING & FINANCE 26.2%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		1,600	1,638
4.250% due 07/01/2020		800	836
4.625% due 10/30/2020		300	319
Ally Financial, Inc.
3.600% due 05/21/2018		6,400	6,457
Bank of America Corp.
1.967% (US0003M + 0.660%) due 07/21/2021 ~		5,300	5,315
2.313% (US0003M + 1.000%) due 04/24/2023 ~		3,000	3,028
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.300% due 03/05/2020		4,300	4,313
Barclays Bank PLC
7.750% (USSW5 + 6.833%) due 04/10/2023 ~		1,400	1,444
Bear Stearns Cos. LLC
6.400% due 10/02/2017		7,800	7,800
Blackstone CQP Holdco LP
6.500% due 03/20/2021		1,300	1,319
BRFkredit A/S
1.000% due 01/01/2018	DKK	20,300	3,240
1.000% due 04/01/2018		7,400	1,184
1.000% due 10/01/2018		8,200	1,322
2.000% due 10/01/2017		8,200	1,302
4.000% due 01/01/2018		3,700	594
Citigroup, Inc.
2.247% (US0003M + 0.930%) due 06/07/2019 ~		$1,800	1,818
Credit Agricole S.A.
2.287% (US0003M + 0.970%) due 06/10/2020 ~		1,700	1,727
2.515% (US0003M + 1.180%) due 07/01/2021 ~		1,850	1,891
Deutsche Bank AG
4.250% due 10/14/2021		3,200	3,356
Dexia Credit Local S.A.
1.875% due 09/15/2021		4,400	4,317
E*TRADE Financial Corp.
2.950% due 08/24/2022		1,000	1,003
Ford Motor Credit Co. LLC
2.140% (US0003M + 0.830%) due 03/12/2019 ~		1,200	1,206
2.240% due 06/15/2018		2,700	2,709
2.243% (US0003M + 0.930%) due 11/04/2019 ~		300	302
2.262% due 03/28/2019		1,600	1,606
2.551% due 10/05/2018		2,900	2,919
2.884% (US0003M + 1.580%) due 01/08/2019 ~		500	507
2.943% due 01/08/2019		400	405
3.157% due 08/04/2020		800	817
3.200% due 01/15/2021		1,600	1,633
5.000% due 05/15/2018		1,900	1,938
5.750% due 02/01/2021		400	439
General Motors Financial Co., Inc.
2.569% (US0003M + 1.270%) due 10/04/2019 ~		2,600	2,641
2.761% (US0003M + 1.450%) due 05/09/2019 ~		4,100	4,165

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.250% due 05/15/2018		$1,900	$1,917
Goldman Sachs Group, Inc.
2.333% (US0003M + 1.020%) due 10/23/2019 ~		2,500	2,532
3.087% (US0003M + 1.770%) due 02/25/2021 ~		5,200	5,396
HSBC Holdings PLC
3.400% due 03/08/2021		2,200	2,269
3.557% (US0003M + 2.240%) due 03/08/2021 ~		3,300	3,474
HSBC USA, Inc.
2.350% due 03/05/2020		8,000	8,053
Hutchison Whampoa International Ltd.
2.000% due 11/08/2017		2,100	2,102
Industrial & Commercial Bank of China Ltd.
2.351% due 11/13/2017		1,200	1,201
2.500% due 11/21/2017		2,900	2,903
ING Bank NV
2.000% due 11/26/2018		700	700
2.453% (US0003M + 1.130%) due 03/22/2019 ~		1,700	1,721
ING Groep NV
2.483% (US0003M + 1.150%) due 03/29/2022 ~		500	509
3.150% due 03/29/2022		500	510
International Lease Finance Corp.
5.875% due 04/01/2019		1,200	1,264
6.250% due 05/15/2019		800	851
8.250% due 12/15/2020		700	820
JPMorgan Chase & Co.
2.214% (US0003M + 0.900%) due 04/25/2023 ~		3,700	3,729
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		1,200	1,222
Kilroy Realty LP
4.800% due 07/15/2018		500	509
Macquarie Bank Ltd.
2.431% (US0003M + 1.120%) due 07/29/2020 ~		400	407
Mizuho Financial Group, Inc.
2.257% (US0003M + 0.940%) due 02/28/2022 ~		1,400	1,408
2.784% (US0003M + 1.480%) due 04/12/2021 ~		2,000	2,051
Morgan Stanley
2.109% (US0003M + 0.800%) due 02/14/2020 ~		1,800	1,809
National Australia Bank Ltd.
2.250% due 03/16/2021		3,100	3,102
Navient Corp.
4.875% due 06/17/2019		500	519
5.000% due 10/26/2020		100	103
5.500% due 01/15/2019		2,600	2,693
8.000% due 03/25/2020		600	663
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	6,300	1,001
2.000% due 10/01/2017		2,500	397
2.000% due 01/01/2018		7,500	1,199
Nykredit Realkredit A/S
1.000% due 10/01/2017		12,300	1,954
1.000% due 01/01/2018		11,900	1,896
1.000% due 04/01/2018		25,400	4,065
1.000% due 07/01/2018		16,900	2,714
2.000% due 10/01/2017		10,900	1,731
2.000% due 01/01/2018		23,900	3,819
2.000% due 04/01/2018		9,600	1,544
2.000% due 07/01/2018		8,000	1,294
4.000% due 01/01/2018		1,100	176
OneMain Financial Holdings LLC
6.750% due 12/15/2019		$1,100	1,144
Protective Life Global Funding
1.999% due 09/14/2021		2,000	1,950
RCI Banque S.A.
3.500% due 04/03/2018		1,500	1,511

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	26,600	$4,240
1.000% due 04/01/2018		62,600	10,018
2.000% due 01/01/2018		14,200	2,268
2.000% due 04/01/2018		53,800	8,651
Reliance Standard Life Global Funding
2.150% due 10/15/2018		$1,700	1,707
Royal Bank of Canada
2.300% due 03/22/2021		6,700	6,725
Royal Bank of Scotland Group PLC
2.785% (US0003M + 1.470%) due 05/15/2023 ~		2,400	2,420
Santander UK PLC
2.799% (US0003M + 1.480%) due 03/14/2019 ~		3,900	3,965
SL Green Realty Corp.
5.000% due 08/15/2018		800	816
Societe Generale S.A.
2.634% (US0003M + 1.330%) due 04/08/2021 ~		2,600	2,638
Springleaf Finance Corp.
6.000% due 06/01/2020		100	106
Standard Chartered PLC
2.446% (US0003M + 1.130%) due 08/19/2019 ~		1,900	1,923
Sumitomo Mitsui Financial Group, Inc.
2.414% (US0003M + 1.110%) due 07/14/2021 ~		1,600	1,623
2.997% (US0003M + 1.680%) due 03/09/2021 ~		4,600	4,758
Sumitomo Mitsui Trust Bank Ltd.
1.826% (US0003M + 0.510%) due 03/06/2019 ~		2,100	2,105
Synchrony Financial
2.600% due 01/15/2019		2,300	2,315
Toronto-Dominion Bank
2.250% due 03/15/2021		3,900	3,903
UBS Group Funding Switzerland AG
2.650% due 02/01/2022		400	399
2.841% (US0003M + 1.530%) due 02/01/2022 ~		300	309
2.859% due 08/15/2023 ~		6,800	6,783
Unibail-Rodamco SE
2.074% (US0003M + 0.770%) due 04/16/2019 ~		1,400	1,410

			225,424

INDUSTRIALS 7.5%
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		7,800	7,817
BAT International Finance PLC
1.625% due 09/09/2019		300	298
Broadcom Corp.
2.375% due 01/15/2020		2,300	2,314
Cardinal Health, Inc.
3.079% due 06/15/2024		3,000	3,024
Crown Castle Towers LLC
6.113% due 01/15/2040		200	214
Daimler Finance North America LLC
1.500% due 07/05/2019		2,100	2,083
Dell International LLC
3.480% due 06/01/2019		1,800	1,835
4.420% due 06/15/2021		4,100	4,308
DXC Technology Co.
2.266% (US0003M + 0.950%) due 03/01/2021 ~		3,300	3,313
Fidelity National Information Services, Inc.
2.250% due 08/15/2021		800	795
Georgia-Pacific LLC
2.539% due 11/15/2019		1,375	1,387
5.400% due 11/01/2020		500	548

34	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hyundai Capital America
2.325% (US0003M + 1.000%) due 09/18/2020 ~	$1,300	$1,301
3.250% due 09/20/2022	2,600	2,598
Imperial Brands Finance PLC
2.950% due 07/21/2020	1,100	1,117
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	300	302
Kraft Heinz Foods Co.
1.879% (US0003M + 0.570%) due 02/10/2021 ~	6,500	6,509
Nissan Motor Acceptance Corp.
1.884% (US0003M + 0.580%) due 01/13/2020 ~	1,600	1,610
1.954% (US0003M + 0.650%) due 07/13/2022 ~	2,800	2,800
2.327% (US0003M + 1.010%) due 03/08/2019 ~	2,800	2,832
2.550% due 03/08/2021	3,300	3,321
2.650% due 07/13/2022	1,600	1,605
Pioneer Natural Resources Co.
3.450% due 01/15/2021	300	307
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,200	1,301
5.625% due 04/15/2023	900	998
5.625% due 03/01/2025	400	442
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	640	639
Solvay Finance America LLC
3.400% due 12/03/2020	500	516
Teva Pharmaceutical Finance LLC
2.250% due 03/18/2020	200	197
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018	1,600	1,594
2.200% due 07/21/2021	1,000	963
Time Warner Cable LLC
8.250% due 04/01/2019	130	141
VMware, Inc.
2.950% due 08/21/2022	2,500	2,511
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	500	500
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	2,100	2,122

		64,162

UTILITIES 1.1%
AT&T, Inc.
2.254% (US0003M + 0.950%) due 07/15/2021 ~	500	507
3.875% due 08/15/2021	4,000	4,190
CMS Energy Corp.
8.750% due 06/15/2019	450	499
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	800	809
Petrobras Global Finance BV
5.999% due 01/27/2028	860	861
6.125% due 01/17/2022	1,200	1,293
Plains All American Pipeline LP
2.600% due 12/15/2019	800	799
Telstra Corp. Ltd.
4.800% due 10/12/2021	700	757

		9,715

Total Corporate Bonds & Notes (Cost $292,669)		299,301

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.4%
California State General Obligation Bonds, Series 2017
2.017% (US0001M + 0.780%) due 04/01/2047 ~	2,300	2,312
2.193% due 04/01/2047	800	804

Total Municipal Bonds & Notes (Cost $3,100)		3,116

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 11.5%
Fannie Mae
1.357% (LIBOR01M + 0.120%) due 03/25/2034 ~	$244	$242
1.487% (LIBOR01M + 0.250%) due 05/25/2037 ~	112	113
1.587% (LIBOR01M + 0.350%) due 03/25/2037 - 07/25/2037 ~	150	149
1.597% (LIBOR01M + 0.360%) due 03/25/2037 ~	98	99
1.617% (LIBOR01M + 0.380%) due 07/25/2037 ~	165	166
1.637% (LIBOR01M + 0.400%) due 09/25/2035 ~	387	388
1.682% (LIBOR01M + 0.445%) due 02/25/2037 ~	202	202
1.682% (LIBOR01M + 0.450%) due 09/25/2046 ~	5,742	5,758
1.867% (LIBOR01M + 0.630%) due 05/25/2040 ~	674	682
1.937% (LIBOR01M + 0.700%) due 10/25/2037 ~	1,048	1,063
1.957% (LIBOR01M + 0.720%) due 06/25/2037 ~	335	338
1.987% (LIBOR01M + 0.750%) due 03/25/2038 - 01/25/2040 ~	1,204	1,223
2.030% (12MTA + 1.200%) due 07/01/2044 ~	54	55
2.057% (LIBOR01M + 0.820%) due 12/25/2039 ~	241	245
2.137% (LIBOR01M + 0.900%) due 07/25/2039 ~	168	171
2.162% (LIBOR01M + 0.930%) due 11/25/2022 ~	3,537	3,543
2.694% (12MTA + 1.838%) due 11/01/2035 ~	94	98
3.000% due 10/25/2040	1,938	1,975
3.180% (US0012M + 1.430%) due 04/01/2035 ~	447	468
3.366% (US0012M + 1.741%) due 12/01/2033 ~	75	79
3.422% (US0012M + 1.732%) due 05/01/2038 ~	640	676
4.151% (COF 11 + 1.250%) due 11/01/2028 ~	7	7
4.304% (COF 11 + 1.926%) due 12/01/2036 ~	245	260
4.380% (COF 11 + 1.250%) due 11/01/2027 ~	7	8
4.395% (COF 11 + 1.250%) due 04/01/2028 ~	4	4
4.413% (COF 11 + 1.250%) due 02/01/2027 ~	1	1
4.433% (COF 11 + 1.250%) due 07/01/2028 ~	5	6
4.529% (COF 11 + 1.250%) due 11/01/2028 ~	9	9
4.768% (COF 11 + 1.737%) due 09/01/2034 ~	130	138
5.000% due 04/25/2033	318	348
5.633% (COF 11 + 1.250%) due 08/01/2029 ~	6	6
8.000% due 03/01/2030 - 07/01/2031	19	20
Fannie Mae, TBA
3.500% due 11/01/2047 - 12/01/2047	44,200	45,452
Freddie Mac
1.534% (LIBOR01M + 0.300%) due 02/15/2037 ~	9	9
1.564% (LIBOR01M + 0.330%) due 02/15/2037 ~	31	31
1.574% (LIBOR01M + 0.340%) due 02/15/2037 ~	77	77
1.634% (LIBOR01M + 0.400%) due 06/15/2041 ~	1,022	1,025
1.672% (LIBOR01M + 0.440%) due 07/15/2040 ~	1,351	1,350
1.732% (LIBOR01M + 0.500%) due 03/15/2042 ~	554	554

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.784% (LIBOR01M + 0.550%) due 07/15/2041 ~	$1,915	$1,935
1.834% (LIBOR01M + 0.600%) due 10/15/2037 ~	120	121
1.904% (LIBOR01M + 0.670%) due 08/15/2037 ~	1,109	1,123
1.934% (LIBOR01M + 0.700%) due 08/15/2037 ~	2,234	2,266
1.944% (LIBOR01M + 0.710%) due 10/15/2037 ~	400	406
1.954% (LIBOR01M + 0.720%) due 05/15/2037 - 09/15/2037 ~	2,614	2,651
1.984% (LIBOR01M + 0.750%) due 08/15/2036 ~	175	177
2.084% (LIBOR01M + 0.850%) due 11/15/2039 - 12/15/2039 ~	84	86
2.089% (LIBOR01M + 0.855%) due 01/15/2038 ~	579	591
2.375% (COF 11 + 1.750%) due 07/01/2019 ~	5	5
2.750% (H15T1Y + 2.250%) due 12/01/2022 ~	1	1
3.111% (H15T1Y + 2.243%) due 09/01/2037 ~	1,495	1,577
3.536% (US0012M + 1.720%) due 06/01/2035 ~	449	474
5.000% due 12/01/2026 - 08/01/2041	184	200
6.000% due 01/01/2029 - 02/01/2034	413	470
6.500% due 10/25/2043	755	889
8.500% due 04/01/2025	1	1
Ginnie Mae
1.731% (US0001M + 0.500%) due 03/20/2065 ~	745	746
1.981% (US0001M + 0.750%) due 12/20/2065 ~	2,841	2,858
2.001% (US0001M + 0.770%) due 02/20/2066 ~	158	160
2.031% (US0001M + 0.800%) due 01/20/2066 ~	461	465
2.125% (H15T1Y + 1.500%) due 08/20/2022 - 07/20/2027 ~	367	379
2.231% (US0001M + 1.000%) due 01/20/2066 - 03/20/2066 ~	7,366	7,500
2.250% (H15T1Y + 1.500%) due 12/20/2022 - 12/20/2027 ~	97	100
2.375% (H15T1Y + 1.500%) due 02/20/2026 - 02/20/2028 ~	148	153
2.381% (US0001M + 1.150%) due 03/20/2066 ~	460	471
2.625% (H15T1Y + 1.500%) due 05/20/2026 - 04/20/2041 ~	4,334	4,474
3.500% (H15T1Y + 1.500%) due 07/20/2018 ~	4	4
NCUA Guaranteed Notes
1.681% (LIBOR01M + 0.450%) due 10/07/2020 ~	1,240	1,244

Total U.S. Government Agencies (Cost $97,852)		98,565

U.S. TREASURY OBLIGATIONS 14.4%
U.S. Treasury Bonds
4.375% due 11/15/2039	2,800	3,562
U.S. Treasury Inflation Protected Securities (e)
0.250% due 01/15/2025 (h)	7,028	6,958
0.375% due 07/15/2025	3,097	3,097
0.375% due 01/15/2027	4,459	4,405
0.375% due 07/15/2027	10,407	10,305
U.S. Treasury Notes
0.750% due 01/31/2018 (h)(j)	42,600	42,542
1.375% due 01/31/2021 (h)(j)	2,200	2,177
1.875% due 03/31/2022 (h)(j)	29,000	28,983
2.000% due 11/15/2026 (j)	16,900	16,465
2.250% due 08/15/2027	5,300	5,264

Total U.S. Treasury Obligations (Cost $123,833)		123,758

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	35

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.4%
BAMLL Commercial Mortgage Securities Trust
3.127% (LIBOR01M + 1.900%) due 12/15/2033 ~		$2,400	$2,415
BCAP LLC Trust
1.530% (12MTA + 0.700%) due 02/26/2047 ~		5,125	5,048
Bear Stearns Adjustable Rate Mortgage Trust
3.092% due 04/25/2033 ~		76	77
3.551% due 02/25/2033 ~		20	19
3.574% due 01/25/2034 ~		16	16
3.601% due 01/25/2034 ~		551	557
Bear Stearns ALT-A Trust
3.452% due 09/25/2035 ~		185	165
Bear Stearns Structured Products, Inc. Trust
3.359% due 01/26/2036 ~		662	589
3.435% due 12/26/2046 +~		393	346
Canadian Mortgage Pools
1.572% due 07/01/2020	CAD	9,237	7,426
Citigroup Commercial Mortgage Trust
2.377% (LIBOR01M + 1.150%) due 09/15/2027 ~		$1,000	1,001
2.515% (LIBOR01M + 1.280%) due 07/15/2027 ~		500	500
Citigroup Mortgage Loan Trust, Inc.
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~		256	257
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~		1	1
1.831% due 03/25/2032 ~		88	83
5.066% due 06/25/2032 ~		8	8
GreenPoint Mortgage Funding Trust
1.507% (US0001M + 0.270%) due 11/25/2045 ~		269	239
GSR Mortgage Loan Trust
1.587% (US0001M + 0.350%) due 01/25/2034 ~		35	34
3.395% due 01/25/2036 ^~		71	72
Impac CMB Trust
1.997% (US0001M + 0.760%) due 10/25/2033 ~		20	19
Lehman Mortgage Trust
1.557% (US0001M + 0.320%) due 08/25/2036 ^~		1,754	1,456
Merrill Lynch Mortgage Investors Trust
1.447% (US0001M + 0.210%) due 02/25/2036 ~		278	267
Morgan Stanley Resecuritization Trust
1.544% (US0001M + 0.310%) due 01/26/2051 ~		62	61
PFP Ltd.
2.684% (LIBOR01M + 1.450%) due 07/14/2034 ~		726	726
Prime Mortgage Trust
1.637% (US0001M + 0.400%) due 02/25/2034 ~		72	69
Southern Pacific Financing PLC
0.467% (BP0003M + 0.180%) due 06/10/2043 ~	GBP	726	964
Structured Adjustable Rate Mortgage Loan Trust
3.536% due 09/25/2035 ~		$1,844	1,661
Structured Asset Mortgage Investments Trust
1.487% (US0001M + 0.250%) due 07/19/2035 ~		432	422
1.517% (US0001M + 0.280%) due 02/25/2036 ^~		346	331
8.914% due 06/25/2029 ~		115	115
Trinity Square PLC
1.445% (BP0003M + 1.150%) due 07/15/2051 ~	GBP	2,045	2,774
WaMu Mortgage Pass-Through Certificates Trust
1.527% (US0001M + 0.290%) due 10/25/2045 ~		$164	165
1.957% (COF 11 + 1.250%) due 02/27/2034 ~		378	375

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.089% (12MTA + 1.200%) due 11/25/2042 ~	$61	$58
2.289% (12MTA + 1.400%) due 06/25/2042 ~	195	189
Wells Fargo Mortgage-Backed Securities Trust
3.127% due 01/25/2035 ~	222	227
3.304% due 07/25/2036 ^~	687	670

Total Non-Agency Mortgage-Backed Securities (Cost $28,635)		29,402

ASSET-BACKED SECURITIES 11.3%
AFC Home Equity Loan Trust
1.787% (LIBOR01M + 0.550%) due 06/25/2028 ~	123	117
Ally Auto Receivables Trust
1.490% due 11/15/2019	2,100	2,100
AmeriCredit Automobile Receivables Trust
1.650% due 09/18/2020	2,200	2,200
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.152% (US0001M + 0.915%) due 01/25/2035 ~	1,189	1,189
Babson CLO Ltd.
2.454% (US0003M + 1.150%) due 10/17/2026 ~	1,000	1,005
Black Diamond CLO Ltd.
2.354% (US0003M + 1.050%) due 02/06/2026 ~	5,000	5,001
BlueMountain CLO Ltd.
2.201% (US0003M + 0.890%) due 10/29/2025 ~	1,700	1,700
BSPRT Issuer Ltd.
2.665% (US0001M + 1.350%) due 06/15/2027 ~	1,900	1,905
Carlyle Global Market Strategies CLO Ltd.
2.444% (US0003M + 1.140%) due 10/16/2025 ~	1,500	1,503
2.467% (US0003M + 1.150%) due 07/27/2026 ~	3,500	3,520
Cent CLO Ltd.
2.527% (US0003M + 1.210%) due 07/27/2026 ~	1,700	1,707
Chase Funding Trust
1.977% (US0001M + 0.740%) due 10/25/2032 ~	101	100
CIFC Funding Ltd.
2.333% (US0003M + 1.020%) due 10/24/2025 ~	2,800	2,806
2.511% (US0003M + 1.200%) due 01/29/2025 ~	2,299	2,303
2.668% (US0003M + 1.350%) due 12/05/2024 ~	649	651
Citigroup Mortgage Loan Trust
1.297% (US0001M + 0.060%) due 07/25/2045 ~	602	484
1.397% (US0001M + 0.160%) due 12/25/2036 ~	191	127
4.612% due 10/25/2037	343	358
Citigroup Mortgage Loan Trust, Inc.
2.887% (US0001M + 1.650%) due 07/25/2037 ~	1,100	1,123
Countrywide Asset-Backed Certificates
1.377% (US0001M + 0.140%) due 08/25/2037 ~	464	390
1.437% (US0001M + 0.200%) due 06/25/2047 ~	585	507
1.637% (US0001M + 0.400%) due 08/25/2034 ~	937	920
Credit Suisse First Boston Mortgage Securities Corp.
1.857% (US0001M + 0.620%) due 01/25/2032 ~	178	170
Crestline Denali CLO Ltd.
1.000% due 10/26/2027 (a)	600	600
2.464% (US0003M + 1.150%) due 04/28/2025 ~	459	460

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Denali Capital CLO Ltd.
2.457% (US0003M + 1.150%) due 04/20/2027 ~	$1,500	$1,500
Dryden Senior Loan Fund
1.000% due 10/15/2027 (a)+~	2,400	2,400
2.504% (US0003M + 1.200%) due 01/15/2025 ~	2,393	2,406
Eaton Vance CDO PLC
1.615% (US0003M + 0.300%) due 02/22/2027 ~	309	310
Flatiron CLO Ltd.
2.464% (US0003M + 1.160%) due 01/17/2026 ~	4,800	4,829
Fortress Credit Investments Ltd.
2.554% (US0003M + 1.250%) due 07/17/2023 ~	774	774
GSAMP Trust
1.377% (US0001M + 0.140%) due 06/25/2036 ~	536	526
2.887% (US0001M + 1.650%) due 10/25/2034 ~	127	124
Halcyon Loan Advisors Funding Ltd.
2.413% (US0003M + 1.100%) due 10/22/2025 ~	3,300	3,300
HSI Asset Securitization Corp. Trust
1.567% (US0001M + 0.330%) due 02/25/2036 ~	1,267	1,048
JMP Credit Advisors CLO Ltd.
2.544% (US0003M + 1.240%) due 10/17/2025 ~	1,850	1,859
KVK CLO Ltd.
2.454% (US0003M + 1.150%) due 01/15/2026 ~	1,700	1,705
Limerock CLO Ltd.
2.604% (US0003M + 1.300%) due 04/18/2026 ~	4,200	4,212
Long Beach Mortgage Loan Trust
1.797% (US0001M + 0.560%) due 10/25/2034 ~	49	49
Madison Park Funding Ltd.
1.540% (US0003M + 0.223%) due 02/26/2021 ~	49	49
Morgan Stanley ABS Capital, Inc. Trust
1.317% (US0001M + 0.080%) due 09/25/2036 ~	39	24
1.367% (US0001M + 0.130%) due 10/25/2036 ~	158	147
MP CLO Ltd.
2.554% (US0003M + 1.250%) due 07/18/2026 ~	2,400	2,411
Navient Student Loan Trust
2.284% (US0001M + 1.050%) due 12/27/2066 ~	3,986	4,045
2.387% (US0001M + 1.150%) due 03/25/2066 ~	1,718	1,741
Oak Hill Credit Partners Ltd.
2.437% (US0003M + 1.130%) due 07/20/2026 ~	2,100	2,106
Oaktree CLO Ltd.
2.527% (US0003M + 1.220%) due 10/20/2026 ~	1,700	1,706
Octagon Investment Partners Ltd.
2.404% (US0003M + 1.100%) due 04/15/2026 ~	1,800	1,803
OFSI Fund Ltd.
2.454% (US0003M + 1.150%) due 04/17/2025 ~	1,012	1,015
OZLM Funding Ltd.
2.434% (US0003M + 1.130%) due 01/17/2026 ~	1,600	1,609
Panhandle-Plains Higher Education Authority, Inc.
2.429% (US0003M + 1.130%) due 10/01/2035 ~	696	695

36	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pinnacle Park CLO Ltd.
2.564% (US0003M + 1.260%) due 04/15/2026 ~		$1,500	$1,512
Residential Asset Mortgage Products Trust
2.002% (US0001M + 0.765%) due 06/25/2035 ~		322	323
Residential Asset Securities Corp. Trust
1.387% (US0001M + 0.150%) due 08/25/2036 ~		267	248
1.507% (US0001M + 0.270%) due 04/25/2036 ~		701	701
SLC Student Loan Trust
1.410% (US0003M + 0.090%) due 06/15/2024 ~		142	142
SLM Student Loan Trust
0.000% due 12/15/2023 ♦	EUR	1,255	1,481
0.000% due 06/17/2024 ♦		2,930	3,452
1.414% (US0003M + 0.100%) due 01/27/2025 ~		$1,557	1,556
1.424% (US0003M + 0.110%) due 07/27/2026 ~		732	732
1.790% (LIBOR03M + 0.550%) due 12/15/2027 ~		2,672	2,672
Soundview Home Loan Trust
1.397% (US0001M + 0.160%) due 11/25/2036 ~		159	149
Specialty Underwriting & Residential Finance Trust
2.212% (US0001M + 0.975%) due 12/25/2035 ~		495	495
SpringCastle America Funding LLC
3.050% due 04/25/2029		2,493	2,513
Symphony CLO LP
2.404% (US0003M + 1.100%) due 01/09/2023 ~		267	268
THL Credit Wind River CLO Ltd.
2.484% (US0003M + 1.180%) due 04/18/2026 ~		500	502
Utah State Board of Regents
1.987% (US0001M + 0.750%) due 01/25/2057 ~		2,178	2,185
Venture CLO Ltd.
2.674% (US0003M + 1.370%) due 01/15/2027 ~		3,100	3,117

Total Asset-Backed Securities (Cost $97,082)			97,387

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.6%
Export-Import Bank of Korea
1.927% due 02/24/2020	CAD	900	$707
2.017% (US0003M + 0.700%) due 05/26/2019 ~		$1,400	1,404
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		3,700	3,678
2.125% due 04/13/2021		1,800	1,781
Oman Government International Bond
3.875% due 03/08/2022		800	808
Qatar Government International Bond
4.500% due 01/20/2022		900	957
Saudi Government International Bond
2.375% due 10/26/2021		2,400	2,370
2.875% due 03/04/2023 (a)		2,100	2,094

Total Sovereign Issues (Cost $13,786)			13,799

		SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co. + (b)		72,000	0

Total Common Stocks (Cost $0)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 9.2%

CERTIFICATES OF DEPOSIT 1.3%
Barclays Bank PLC
1.781% due 03/16/2018		$7,500	7,507
1.827% due 05/17/2018		300	300
1.940% due 09/04/2018		2,500	2,502
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		500	500

			10,809

COMMERCIAL PAPER 1.3%
Engie
1.600% due 10/03/2017		1,500	1,500
ENI Finance USA, Inc.
1.750% due 10/02/2017		750	750

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Entergy Corp.
1.650% due 11/15/2017		$4,000	$3,991
1.650% due 11/17/2017		5,000	4,989

			11,230

REPURCHASE AGREEMENTS (f) 0.1%
			575

JAPAN TREASURY BILLS 6.5%
(0.111)% due 10/23/2017 (c)(d)	JPY	6,330,000	56,258

Total Short-Term Instruments (Cost $79,215)			78,872

Total Investments in Securities (Cost $736,566)			744,596

		SHARES
INVESTMENTS IN AFFILIATES 18.9%

SHORT-TERM INSTRUMENTS 18.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.9%
PIMCO Short-Term Floating NAV Portfolio III		6,969,986	68,898
PIMCO Short-Term Floating NAV Portfolio IV		9,364,080	93,791

Total Short-Term Instruments (Cost $162,558)			162,689

Total Investments in Affiliates (Cost $162,558)			162,689

Total Investments 105.5% (Cost $899,124)			$907,285

Financial Derivative Instruments (g)(i) 2.5%
(Cost or Premiums, net $1,036)			20,983

Other Assets and Liabilities, net (8.0)%			(68,405)

Net Assets 100.0%			$859,863

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$575	Freddie Mac 1.700% due 09/29/2020	$(589)	$575	$575

Total Repurchase Agreements						$(589)	$575	$575

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	37

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$575	$0	$0	$575	$(589)	$(14)

Total Borrowings and Other Financing Transactions	$575	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(1,047) at a weighted average interest rate of 0.586%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	603	$1,508	$58	$34

Total Purchased Options					$58	$34

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	603	$1,508	$(69)	$(11)

Total Written Options					$(69)	$(11)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar March Futures	03/2018	857	$210,843	$(106)	$0	$(11)
E-mini S&P 500 Index December Futures	12/2017	1,925	242,175	3,343	808	0

				$3,237	$808	$(11)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar March Futures	03/2019	857	$	(210,158)	$239	$75	$0
Euro-Bund 10-Year Bond December Futures	12/2017	20	EUR	(3,806)	38	5	(5)
U.S. Treasury 5-Year Note December Futures	12/2017	344	$	(40,420)	278	57	0
U.S. Treasury 10-Year Note December Futures	12/2017	688		(86,215)	760	161	0

					$ 1,315	$298	$(5)

Total Futures Contracts					$4,552	$1,106	$(16)

38	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2021	0.460%	$	600	$4	$10	$14	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.548		200	4	0	4	0	0
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.526		700	(23)	37	14	1	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2017	0.148	EUR	4,600	35	(23)	12	0	0

							$20	$24	$44	$1	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	Semi-Annual	06/21/2027	$19,200	$1,297	$(1)	$1,296	$36	$0

Total Swap Agreements						$1,317	$23	$1,340	$37	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$34	$1,106	$37	$1,177	$(11)	$(16)	$0	$(27)

(h)	Securities with an aggregate market value of $14,352 and cash of $2,214 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017	JPY	70,000		$627	$5	$0
	10/2017		$530	EUR	443	0	(6)
	01/2018	DKK	47,562		$6,961	0	(635)
	04/2018		30,402		4,453	0	(430)
	07/2018		11,785		1,822	0	(82)
BPS	11/2017	JPY	440,200		3,935	15	0
	01/2018	DKK	22,289		3,272	0	(288)
	01/2018		$548	DKK	3,595	26	0
	04/2018	DKK	14,777		$2,169	0	(205)
	07/2018		5,535		835	0	(60)
CBK	10/2017	EUR	4,530		5,404	50	0
	10/2017		$6,036	DKK	41,436	545	0
	01/2018	DKK	6,387		$945	0	(76)
	07/2018		24,773		3,813	0	(189)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	39

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
DUB	04/2018	DKK	14,040		$2,100	$0	$(155)
FBF	12/2017	INR	8,735		133	1	0
GLM	10/2017	DKK	35,891		5,213	0	(488)
	10/2017	GBP	2,400		3,105	0	(111)
	10/2017		$3,516	DKK	22,810	106	0
	11/2017		4,287	JPY	468,400	0	(116)
	01/2018	DKK	11,722		$1,702	0	(170)
	04/2018		50,727		7,467	0	(681)
HUS	10/2017	CAD	10,890		8,735	7	0
	10/2017	DKK	37,350		5,720	0	(212)
	11/2017	JPY	488,000		4,336	0	(9)
	11/2017		$8,485	JPY	941,800	0	(99)
	01/2018	DKK	3,865		$568	0	(49)
	04/2018		6,600		983	0	(78)
JPM	10/2017		5,010		768	0	(28)
	10/2017	NZD	175		125	0	(1)
	10/2017		$849	CAD	1,028	0	(25)
	01/2018	DKK	15,891		$2,327	0	(211)
	04/2018		31,183		4,603	0	(406)
	07/2018		8,365		1,260	0	(91)
MSB	01/2018		1,319		191	0	(20)
NAB	10/2017		$7,967	CAD	9,862	0	(63)
	11/2017	CAD	9,862		$7,969	63	0
SCX	04/2018	DKK	13,293		1,984	0	(151)
TOR	01/2018		5,452		807	0	(63)
	10/2018		8,282		1,282	0	(64)
UAG	10/2017		3,385		517	0	(21)
	10/2017	JPY	6,260,000		56,085	403	0
	01/2018		$3,753	DKK	23,510	1	0

Total Forward Foreign Currency Contracts						$1,222	$(5,283)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970%	09/24/2018	$	5,800	$295	$142
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		13,700	709	334
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		1,100	0	33
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		1,100	0	46

								$1,004	$555

Total Purchased Options								$1,004	$555

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$600	$(33)	$(2)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,700	$(15)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,900	(44)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	0

						$(66)	$0

40	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$	29,000	$(302)	$(147)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		68,700	(731)	(347)

								$(1,033)	$ (494)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	$	102.625	11/06/2017	$24,700	$(50)	$(65)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2047		103.625	11/06/2017	24,700	(41)	(26)

						$(91)	$(91)

Total Written Options						$(1,223)	$(587)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	Quarterly	12/20/2017	$ 193	$0	$0	$0	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	Quarterly	12/20/2017	386	0	1	1	0
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	5,351	(51)	88	37	0

						$(51)	$89	$38	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(4)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	S&P 500 Total Return Index	52	3-Month USD-LIBOR plus a specified spread	Maturity	07/25/2018	$244,733	$0	$8,661	$8,661	$0
DUB	Receive	S&P 500 Total Return Index	53	3-Month USD-LIBOR plus a specified spread	Maturity	06/07/2018	243,321	0	13,214	13,214	0
GST	Receive	S&P 500 Total Return Index	12	3-Month USD-LIBOR plus a specified spread	Quarterly	12/12/2017	60,328	0	1,400	1,400	0
	Receive	S&P 500 Total Return Index	10	3-Month USD-LIBOR plus a specified spread	Quarterly	12/13/2017	48,503	0	613	613	0

								$0	$23,888	$23,888	$0

Total Swap Agreements								$(51)	$23,977	$23,926	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$5	$0	$0	$5	$(1,153)	$(2)	$0	$(1,155)	$(1,150)	$1,157	$7
BPS	41	0	8,661	8,702	(553)	0	0	(553)	8,149	(7,272)	877
CBK	595	142	0	737	(265)	(147)	0	(412)	325	(290)	35
DUB	0	0	13,214	13,214	(155)	0	0	(155)	13,059	(12,150)	909
FBF	1	0	0	1	0	0	0	0	1	0	1
GLM	106	334	0	440	(1,566)	(347)	0	(1,913)	(1,473)	1,588	115
GST	0	0	2,013	2,013	0	0	0	0	2,013	(1,460)	553
HUS	7	0	0	7	(447)	0	0	(447)	(440)	594	154
JPM	0	0	1	1	(762)	(91)	0	(853)	(852)	849	(3)
MSB	0	0	0	0	(20)	0	0	(20)	(20)	4	(16)
MYC	0	79	37	116	0	0	0	0	116	(26)	90
NAB	63	0	0	63	(63)	0	0	(63)	0	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	41

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
SCX	$0	$0	$0	$0	$(151)	$0	$0	$(151)	$(151)	$0	$(151)
TOR	0	0	0	0	(127)	0	0	(127)	(127)	0	(127)
UAG	404	0	0	404	(21)	0	0	(21)	383	(500)	(117)

Total Over the Counter	$1,222	$555	$23,926	$25,703	$(5,283)	$(587)	$0	$(5,870)

(j)	Securities with an aggregate market value of $4,193 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$34	$34
Futures	0	0	808	0	298	1,106
Swap Agreements	0	1	0	0	36	37

	$0	$1	$808	$0	$368	$1,177

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,222	$0	$1,222
Purchased Options	0	0	0	0	555	555
Swap Agreements	0	38	23,888	0	0	23,926

	$0	$38	$23,888	$1,222	$555	$25,703

	$0	$39	$24,696	$1,222	$923	$26,880

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$11	$11
Futures	0	0	0	0	16	16

	$0	$0	$0	$0	$27	$27

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,283	$0	$5,283
Written Options	0	0	0	2	585	587

	$0	$0	$0	$5,285	$585	$5,870

	$0	$0	$0	$5,285	$612	$5,897

42	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(51)	$(51)
Written Options	0	0	0	0	164	164
Futures	0	0	13,554	0	(2,525)	11,029
Swap Agreements	0	18	0	0	61	79

	$0	$18	$13,554	$0	$(2,351)	$11,221

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,803)	$0	$(3,803)
Purchased Options	0	0	0	(4)	(241)	(245)
Written Options	0	0	0	63	208	271
Swap Agreements	0	18	110,681	933	0	111,632

	$0	$18	$110,681	$(2,811)	$(33)	$107,855

	$0	$36	$124,235	$(2,811)	$(2,384)	$119,076

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(24)	$(24)
Written Options	0	0	0	0	57	57
Futures	0	0	3,696	0	1,399	5,095
Swap Agreements	0	12	0	0	(2)	10

	$0	$12	$3,696	$0	$1,430	$5,138

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(631)	$0	$(631)
Purchased Options	0	0	0	0	(508)	(508)
Written Options	0	0	0	(4)	784	780
Swap Agreements	0	38	(71,568)	250	0	(71,280)

	$0	$38	$(71,568)	$(385)	$276	$(71,639)

	$0	$50	$(67,872)	$(385)	$1,706	$(66,501)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$396	$0	$396
Corporate Bonds & Notes
Banking & Finance	0	225,424	0	225,424
Industrials	0	64,162	0	64,162
Utilities	0	9,715	0	9,715
Municipal Bonds & Notes
California	0	3,116	0	3,116
U.S. Government Agencies	0	98,565	0	98,565
U.S. Treasury Obligations	0	123,758	0	123,758
Non-Agency Mortgage-Backed Securities	0	29,056	346	29,402
Asset-Backed Securities	0	94,987	2,400	97,387
Sovereign Issues	0	13,799	0	13,799
Short-Term Instruments
Certificates of Deposit	0	10,809	0	10,809
Commercial Paper	0	11,230	0	11,230
Repurchase Agreements	0	575	0	575
Japan Treasury Bills	0	56,258	0	56,258

	$0	$741,850	$2,746	$744,596

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$162,689	$0	$0	$162,689

Total Investments	$162,689	$741,850	$2,746	$907,285

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,140	37	0	1,177
Over the counter	0	25,703	0	25,703

	$1,140	$25,740	$0	$26,880

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(27)	0	0	(27)
Over the counter	0	(5,870)	0	(5,870)

	$(27)	$(5,870)	$0	$(5,897)

Total Financial Derivative Instruments	$1,113	$19,870	$0	$20,983

Totals	$163,802	$761,720	$2,746	$928,268

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	43

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 71.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
3.490% (LIBOR03M + 2.250%) due 01/15/2024 ~		$887	$891

Total Loan Participations and Assignments (Cost $885)			891

CORPORATE BONDS & NOTES 7.5%

BANKING & FINANCE 4.9%
Ally Financial, Inc.
6.250% due 12/01/2017		700	705
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~		2,100	2,105
Banco Bilbao Vizcaya Argentaria S.A.
7.000% (EUSA5 + 6.155%) due 02/19/2019 ~(e)	EUR	1,000	1,235
9.000% (USSW5 + 8.262%) due 05/09/2018 ~(e)		$200	207
Banco del Estado de Chile
4.125% due 10/07/2020		1,800	1,900
Bank of America Corp.
2.650% due 04/01/2019		11,900	12,010
5.750% due 12/01/2017		1,200	1,208
Barclays Bank PLC
14.000% (BP0003M + 13.400%) due 06/15/2019 ~(e)	GBP	700	1,111
Barclays PLC
3.200% due 08/10/2021		$1,100	1,117
6.500% (EUSA5 + 5.875%) due 09/15/2019 ~(e)	EUR	800	995
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$1,400	1,400
Blackstone CQP Holdco LP
6.500% due 03/20/2021		2,100	2,132
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	612
Deutsche Bank AG
4.250% due 10/14/2021		4,400	4,614
Ford Motor Credit Co. LLC
2.375% due 01/16/2018		600	601
3.157% due 08/04/2020		1,500	1,531
General Motors Financial Co., Inc.
2.400% due 04/10/2018		10,300	10,334
Goldman Sachs Group, Inc.
2.485% (US0003M + 1.170%) due 11/15/2021 ~		1,800	1,826
HBOS PLC
6.750% due 05/21/2018		900	927
HSBC Holdings PLC
3.400% due 03/08/2021		700	722
4.300% due 03/08/2026		600	645
HSBC USA, Inc.
2.082% (US0003M + 0.770%) due 08/07/2018 ~		900	905
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,100	1,143
LeasePlan Corp. NV
3.000% due 10/23/2017		1,300	1,301
Morgan Stanley
2.594% (US0003M + 1.280%) due 04/25/2018 ~		6,000	6,038
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		500	539
Royal Bank of Scotland Group PLC
6.990% (US0003M + 2.670%) due 10/05/2017 ~(e)		700	800
SL Green Realty Corp.
4.500% due 12/01/2022		3,100	3,219

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		$400	$400
Stichting AK Rabobank Certificaten
6.500% (e)	EUR	480	679
Swedbank Hypotek AB
1.375% due 03/28/2018		$8,500	8,494
UBS Group Funding Switzerland AG
2.265% (US0003M + 0.950%) due 08/15/2023 ~		2,200	2,201
2.950% due 09/24/2020		400	407
4.125% due 09/24/2025		500	526
Wells Fargo & Co.
2.600% due 07/22/2020		200	203

			74,792

INDUSTRIALS 1.9%
AbbVie, Inc.
1.800% due 05/14/2018		600	601
3.200% due 11/06/2022		100	103
Allergan Funding SCS
3.450% due 03/15/2022		1,500	1,558
BAT Capital Corp.
2.195% (US0003M + 0.880%) due 08/15/2022 ~		1,200	1,205
2.764% due 08/15/2022		700	704
Charter Communications Operating LLC
4.464% due 07/23/2022		500	529
4.908% due 07/23/2025		2,300	2,462
6.384% due 10/23/2035		200	234
6.484% due 10/23/2045		300	354
6.834% due 10/23/2055		100	122
CVS Health Corp.
3.500% due 07/20/2022		100	104
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~		1,400	1,412
Forest Laboratories LLC
4.375% due 02/01/2019		100	102
4.875% due 02/15/2021		233	250
HCA, Inc.
3.750% due 03/15/2019		4,400	4,504
Imperial Brands Finance PLC
2.950% due 07/21/2020		4,400	4,469
Kraft Heinz Foods Co.
2.000% due 07/02/2018		100	100
3.500% due 07/15/2022		100	104
Nissan Motor Acceptance Corp.
1.954% (US0003M + 0.650%) due 07/13/2022 ~		1,700	1,700
2.650% due 07/13/2022		1,000	1,003
QUALCOMM, Inc.
4.800% due 05/20/2045		300	330
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		680	679
2.400% due 09/23/2021		860	858
Southern Co.
2.035% (US0003M + 0.700%) due 09/30/2020 ~		900	906
Spectra Energy Partners LP
2.016% (US0003M + 0.700%) due 06/05/2020 ~		3,100	3,127
Tesco PLC
6.125% due 02/24/2022	GBP	600	917
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		$1,700	1,719

			30,156

UTILITIES 0.7%
AT&T, Inc.
2.254% (US0003M + 0.950%) due 07/15/2021 ~		5,500	5,572
3.000% due 06/30/2022		1,000	1,011
4.500% due 05/15/2035		200	198

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dominion Energy, Inc.
1.866% (US0003M + 0.550%) due 06/01/2019 ~	$500	$502
FirstEnergy Corp.
2.850% due 07/15/2022	800	802
Petrobras Global Finance BV
5.299% due 01/27/2025	106	106
5.999% due 01/27/2028	2,451	2,454

		10,645

Total Corporate Bonds & Notes (Cost $113,901)		115,593

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	153
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	100	128
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	500	529

		810

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	300	392
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	500	574
7.750% due 01/01/2042	800	867
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	200	251

		2,084

IOWA 0.0%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	500	538

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	147

NEW JERSEY 0.1%
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	800	1,169

NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,222

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	200	209

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	510	499

Total Municipal Bonds & Notes (Cost $5,565)		6,678

44	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 1.1%
Fannie Mae
1.297% (LIBOR01M + 0.060%) due 12/25/2036 ~	$28	$28
1.587% (LIBOR01M + 0.350%) due 07/25/2037 ~	36	36
1.587% (US0001M + 0.350%) due 03/25/2044 ~	107	107
1.617% (LIBOR01M + 0.380%) due 07/25/2037 ~	53	53
1.637% (LIBOR01M + 0.400%) due 09/25/2035 ~	115	115
1.647% (LIBOR01M + 0.410%) due 09/25/2035 ~	210	211
1.957% (LIBOR01M + 0.720%) due 06/25/2037 ~	306	309
1.967% (LIBOR01M + 0.730%) due 06/25/2040 ~	424	430
1.987% (LIBOR01M + 0.750%) due 01/25/2040 ~	792	806
2.030% (12MTA + 1.200%) due 07/01/2044 ~	17	17
2.310% due 08/01/2022	100	100
2.960% due 05/01/2022	3,847	3,956
3.075% (COF 11 + 1.251%) due 05/01/2036 ~	1	1
3.155% due 05/01/2022	1,026	1,056
3.157% (H15T1Y + 2.205%) due 09/01/2033 ~	39	41
3.208% (H15T1Y + 2.135%) due 08/01/2033 ~	16	17
3.288% due 05/25/2035 ~	12	12
3.404% (US0012M + 1.963%) due 01/01/2036 ~	36	39
3.717% (H15T1Y + 2.845%) due 06/01/2033 ~	117	122
3.750% due 07/25/2042	5,060	5,311
4.304% (COF 11 + 1.926%) due 12/01/2036 ~	9	9
4.498% due 07/01/2019	605	629
4.768% (COF 11 + 1.737%) due 09/01/2034 ~	5	6
5.000% due 04/25/2033 - 04/01/2038	27	29
5.500% due 03/01/2034 - 07/01/2035	127	142
6.000% due 08/01/2036 - 02/01/2038	153	174
6.500% due 10/01/2035 - 10/01/2036	171	190
FDIC Structured Sale Guaranteed Bonds
1.734% (LIBOR01M + 0.500%) due 11/29/2037 ~	196	195
Freddie Mac
1.804% (LIBOR01M + 0.570%) due 06/15/2041 ~	129	130
1.934% (LIBOR01M + 0.700%) due 08/15/2037 ~	179	182
1.944% (LIBOR01M + 0.710%) due 10/15/2037 ~	34	35
1.954% (LIBOR01M + 0.720%) due 05/15/2037 - 09/15/2037 ~	210	214
2.030% (12MTA + 1.200%) due 02/25/2045 ~	19	19
2.750% (H15T1Y + 2.125%) due 02/01/2024 ~	4	4
3.100% (H15T1Y + 2.230%) due 03/01/2034 ~	79	83
4.500% due 03/01/2029	55	59
5.500% due 08/15/2030 - 07/01/2038	43	48
Ginnie Mae
2.375% (H15T1Y + 1.500%) due 03/20/2027 ~	1	1
5.000% due 04/15/2036 - 09/15/2039	2,059	2,264
8.000% due 02/15/2030	0	1
Small Business Administration
5.520% due 06/01/2024	99	105

Total U.S. Government Agencies (Cost $16,962)		17,286

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 19.6%
U.S. Treasury Bonds
2.750% due 08/15/2047	$1,300	$1,271
4.250% due 05/15/2039	1,600	2,001
4.375% due 11/15/2039	12,900	16,412
4.500% due 08/15/2039	9,000	11,634
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (i)	7,246	7,270
0.125% due 07/15/2022 (i)	40,237	40,436
0.125% due 07/15/2024	3,917	3,878
0.250% due 01/15/2025	35,914	35,556
0.375% due 07/15/2023	16,640	16,859
0.375% due 01/15/2027	10,843	10,713
0.375% due 07/15/2027	30,721	30,420
0.625% due 01/15/2026	2,679	2,715
1.750% due 01/15/2028	4,674	5,233
2.375% due 01/15/2025	3,896	4,451
2.375% due 01/15/2027	3,277	3,832
2.500% due 01/15/2029	1,368	1,652
3.625% due 04/15/2028	151	198
U.S. Treasury Notes
1.500% due 08/15/2026	30,068	28,144
1.750% due 05/15/2023 (i)(k)	2,140	2,109
2.000% due 08/15/2025 (i)	11,350	11,153
2.000% due 11/15/2026	12,400	12,081
2.125% due 09/30/2021 (i)(k)	2,200	2,226
2.125% due 05/15/2025	22,100	21,954
2.250% due 12/31/2023 (i)(k)	6,300	6,357
2.250% due 08/15/2027	8,000	7,946
2.375% due 08/15/2024 (i)(k)	14,000	14,194

Total U.S. Treasury Obligations (Cost $301,587)		300,695

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.6%
American Home Mortgage Investment Trust
3.453% (US0006M + 2.000%) due 02/25/2045 ~	58	59
Banc of America Funding Trust
3.333% due 05/25/2035 ~	63	66
3.597% due 01/20/2047 ^~	109	104
Bear Stearns Adjustable Rate Mortgage Trust
3.092% due 04/25/2033 ~	1	1
3.574% due 01/25/2034 ~	1	1
3.601% due 01/25/2034 ~	38	39
Bear Stearns ALT-A Trust
1.577% (US0001M + 0.340%) due 08/25/2036 ^~	2,405	2,348
3.452% due 09/25/2035 ~	67	60
3.564% due 05/25/2035 ~	300	302
ChaseFlex Trust
1.537% (US0001M + 0.300%) due 07/25/2037 ~	661	625
Citigroup Global Markets Mortgage Securities, Inc.
7.000% due 12/25/2018	5	5
Citigroup Mortgage Loan Trust, Inc.
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	22	22
Countrywide Alternative Loan Trust
1.357% (US0001M + 0.120%) due 06/25/2036 ~	3,219	2,859
1.417% (US0001M + 0.180%) due 05/25/2047 ~	310	300
1.446% (US0001M + 0.210%) due 03/20/2046 ~	5,586	4,789
1.466% (US0001M + 0.230%) due 05/20/2046 ^~	135	108
2.449% (12MTA + 1.560%) due 08/25/2035 ~	9,874	9,717
6.000% due 10/25/2033	13	13
6.000% due 12/25/2034	5,818	5,871
6.000% due 12/25/2035 ^	4,490	4,302
Countrywide Home Loan Mortgage Pass-Through Trust
3.358% due 02/20/2035 ~	158	159
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	45	40

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Mortgage Capital Certificates
3.356% due 02/27/2037 ~		$1,425	$1,444
First Horizon Mortgage Pass-Through Trust
3.294% due 08/25/2035 ~		60	52
Grifonas Finance PLC
0.008% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	224	229
GSMPS Mortgage Loan Trust
1.587% (US0001M + 0.350%) due 01/25/2036 ~		$2,699	2,347
GSR Mortgage Loan Trust
3.121% due 06/25/2034 ~		54	54
3.407% due 11/25/2035 ~		64	63
3.506% due 11/25/2035 ^~		230	214
6.000% due 03/25/2037 ^		38	38
HarborView Mortgage Loan Trust
1.677% (US0001M + 0.440%) due 05/19/2035 ~		1,703	1,600
Impac CMB Trust
2.237% (US0001M + 1.000%) due 07/25/2033 ~		21	20
IndyMac Mortgage Loan Trust
1.427% (US0001M + 0.190%) due 09/25/2046 ~		394	349
1.857% (US0001M + 0.620%) due 06/25/2034 ~		257	255
JPMorgan Mortgage Trust
3.185% due 11/25/2035 ~		143	138
3.520% due 07/25/2035 ~		1,122	1,154
3.728% due 08/25/2034 ~		774	783
5.750% due 01/25/2036 ^		38	33
Merrill Lynch Mortgage Investors Trust
1.447% (US0001M + 0.210%) due 02/25/2036 ~		81	78
1.487% (US0001M + 0.250%) due 11/25/2035 ~		39	37
2.953% (US0006M + 1.500%) due 12/25/2032 ~		2	2
2.973% due 02/25/2035 ~		979	1,003
Prime Mortgage Trust
1.637% (US0001M + 0.400%) due 02/25/2034 ~		10	10
Residential Accredit Loans, Inc. Trust
1.407% (US0001M + 0.170%) due 01/25/2037 ~		3,072	2,743
1.422% (US0001M + 0.185%) due 08/25/2036 ~		865	796
5.500% due 01/25/2035 ^		535	537
Structured Adjustable Rate Mortgage Loan Trust
3.487% due 08/25/2035 ~		67	67
Structured Asset Mortgage Investments Trust
1.487% (US0001M + 0.250%) due 07/19/2035 ~		343	335
Thornburg Mortgage Securities Trust
2.978% (LIBOR01M + 1.250%) due 06/25/2047 ^~		572	522
WaMu Mortgage Pass-Through Certificates Trust
1.527% (US0001M + 0.290%) due 10/25/2045 ~		35	35
1.607% (US0001M + 0.370%) due 05/25/2034 ~		2,508	2,296
1.889% (12MTA + 1.000%) due 02/25/2046 ~		142	139
1.957% (COF 11 + 1.250%) due 02/27/2034 ~		34	34
2.089% (12MTA + 1.200%) due 11/25/2042 ~		20	19
2.289% (12MTA + 1.400%) due 08/25/2042 ~		12	12
3.185% due 07/25/2037 ~		12,025	11,142
Washington Mutual Mortgage Pass-Through Certificates Trust
1.719% (12MTA + 0.830%) due 11/25/2046 ~		10,566	9,121
Wells Fargo Mortgage-Backed Securities Trust
3.127% due 01/25/2035 ~		80	82

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	45

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.177% due 03/25/2036 ~	$103	$105
3.304% due 07/25/2036 ^~	775	756

Total Non-Agency Mortgage-Backed Securities (Cost $64,141)		70,434

ASSET-BACKED SECURITIES 10.4%
ACE Securities Corp. Home Equity Loan Trust
1.367% (US0001M + 0.130%) due 12/25/2036 ~	6,661	4,589
Amortizing Residential Collateral Trust
1.817% (US0001M + 0.580%) due 07/25/2032 ~	17	16
Argent Securities Trust
1.507% (US0001M + 0.270%) due 05/25/2036 ~	6,933	2,792
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.617% (US0001M + 0.380%) due 02/25/2036 ~	1,649	1,292
Asset-Backed Securities Corp. Home Equity Loan Trust
2.197% (US0001M + 0.960%) due 07/25/2035 ~	300	300
Bayview Financial Asset Trust
1.687% (LIBOR01M + 0.450%) due 03/25/2037 ~	843	779
Bear Stearns Asset-Backed Securities Trust
2.187% (US0001M + 0.950%) due 10/25/2037 ~	2,904	2,472
2.490% due 10/25/2036 ~	377	283
CIT Mortgage Loan Trust
2.587% (LIBOR01M + 1.350%) due 10/25/2037 ~	3,999	4,029
Citigroup Mortgage Loan Trust, Inc.
1.497% (US0001M + 0.260%) due 03/25/2037 ~	1,618	1,367
Countrywide Asset-Backed Certificates
1.367% (US0001M + 0.130%) due 12/25/2036 ^~	2,367	2,362
1.377% (US0001M + 0.140%) due 02/25/2037 ~	60	61
1.377% (US0001M + 0.140%) due 05/25/2037 ~	4,753	4,490
1.377% (US0001M + 0.140%) due 07/25/2037 ^~	8,075	6,892
1.377% (US0001M + 0.140%) due 06/25/2047 ^~	1,414	1,136
1.387% (US0001M + 0.150%) due 04/25/2047 ~	470	458
1.487% (US0001M + 0.250%) due 06/25/2047 ~	1,600	1,323
1.497% (US0001M + 0.260%) due 12/25/2036 ~	4,784	4,422
1.717% (LIBOR01M + 0.480%) due 12/25/2031 ^~	37	30
Countrywide Asset-Backed Certificates Trust
1.387% (US0001M + 0.150%) due 02/25/2037 ~	394	394
1.397% (US0001M + 0.160%) due 03/25/2037 ~	543	533
1.587% (US0001M + 0.350%) due 05/25/2036 ~	1,810	1,814
Credit Suisse First Boston Mortgage Securities Corp.
1.857% (US0001M + 0.620%) due 01/25/2032 ~	9	8
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021	3,733	3,795
Credit-Based Asset Servicing and Securitization LLC
1.487% (US0001M + 0.250%) due 07/25/2036 ~	2,000	1,608
First NLC Trust
1.727% (US0001M + 0.490%) due 02/25/2036 ~	14,622	9,940
Fremont Home Loan Trust
1.297% (US0001M + 0.060%) due 01/25/2037 ~	9	5

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSI Asset Securitization Corp. Trust
1.387% (US0001M + 0.150%) due 12/25/2036 ~		$11,613	$9,252
JPMorgan Mortgage Acquisition Trust
1.372% (US0001M + 0.135%) due 07/25/2036 ~		1,856	1,425
1.447% (US0001M + 0.210%) due 03/25/2037 ~		4,870	4,819
Lockwood Grove CLO Ltd.
2.784% (US0003M + 1.470%) due 04/25/2025 ~		1,300	1,309
Long Beach Mortgage Loan Trust
1.617% (US0001M + 0.380%) due 08/25/2045 ~		7,484	7,549
1.797% (US0001M + 0.560%) due 10/25/2034 ~		12	12
MASTR Asset-Backed Securities Trust
1.337% (US0001M + 0.100%) due 11/25/2036 ~		12,393	8,865
Morgan Stanley ABS Capital, Inc. Trust
1.367% (US0001M + 0.130%) due 02/25/2037 ~		4,269	3,655
1.387% (US0001M + 0.150%) due 06/25/2036 ~		2,498	1,738
1.417% (US0001M + 0.180%) due 02/25/2037 ~		1,841	919
1.452% (US0001M + 0.215%) due 03/25/2037 ~		12,011	6,413
1.467% (US0001M + 0.230%) due 09/25/2036 ~		1,034	658
RAAC Trust
1.717% (US0001M + 0.480%) due 03/25/2037 ~		959	961
Residential Asset Securities Corp. Trust
1.677% (US0001M + 0.440%) due 12/25/2035 ~		10,019	8,218
1.707% (US0001M + 0.470%) due 11/25/2035 ~		13,000	12,279
Saxon Asset Securities Trust
1.687% (US0001M + 0.450%) due 11/25/2037 ~		3,580	3,176
Securitized Asset-Backed Receivables LLC Trust
1.327% (US0001M + 0.090%) due 05/25/2037 ~		16,437	11,598
1.487% (US0001M + 0.250%) due 05/25/2036 ~		3,664	2,264
SLM Private Education Loan Trust
4.484% (US0001M + 3.250%) due 05/16/2044 ~		108	111
SLM Student Loan Trust
0.000% due 12/15/2023 ♦	EUR	370	437
Soundview Home Loan Trust
1.797% (US0001M + 0.560%) due 08/25/2035 ~		$2,989	2,470
2.317% (US0001M + 1.080%) due 07/25/2035 ~		3,290	3,266
Structured Asset Investment Loan Trust
1.387% (US0001M + 0.150%) due 09/25/2036 ~		2,135	1,990
Structured Asset Securities Corp. Mortgage Loan Trust
1.557% (US0001M + 0.320%) due 05/25/2037 ~		759	755
1.577% (US0001M + 0.340%) due 02/25/2036 ~		2,618	2,618
1.887% (US0001M + 0.650%) due 04/25/2031 ~		4,830	4,129
Vibrant CLO Ltd.
2.213% (US0003M + 0.900%) due 07/24/2024 ~		1,500	1,500

Total Asset-Backed Securities (Cost $145,052)			159,576

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.4%
Argentina Government International Bond
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	62,500	$3,824
Brazil Government International Bond
5.625% due 02/21/2047 (g)		$2,300	2,329
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)	BRL	16,539	5,839
6.000% due 05/15/2055		4,200	4,622
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	2,294
Province of Ontario
1.100% due 10/25/2017		300	300
1.650% due 09/27/2019		900	897
5.500% due 06/02/2018	CAD	100	82
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,700

Total Sovereign Issues (Cost $21,451)			21,887

		SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co. +(a)		40,000	0

Total Common Stocks (Cost $0)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 26.5%

CERTIFICATES OF DEPOSIT 1.6%
Barclays Bank PLC
1.827% due 05/17/2018		$9,600	9,604
1.940% due 09/04/2018		5,400	5,405
Norinchukin Bank
2.019% due 10/10/2017		7,600	7,602
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		1,400	1,400

			24,011

COMMERCIAL PAPER 15.5%
Bell Canada
1.450% due 11/14/2017		11,500	11,479
1.500% due 10/18/2017		3,000	2,998
Boston Scientific Corp.
1.600% due 10/12/2017		3,000	2,999
CRH America Finance, Inc.
1.600% due 10/18/2017		2,500	2,498
Deutsche Telekom AG
1.490% due 10/23/2017		8,400	8,391
1.630% due 01/30/2018		8,500	8,452
Dominion Resources
1.430% due 11/14/2017		15,000	14,973
Enbridge (U.S.), Inc.
1.470% due 10/06/2017		5,500	5,499
1.470% due 10/16/2017		10,000	9,993
Enbridge Energy Partners LP
2.250% due 12/06/2017		5,100	5,084
Energy Transfer Partners
2.200% due 10/06/2017		16,850	16,844
Engie
1.590% due 10/04/2017		1,200	1,200
ENI Finance USA, Inc.
1.500% due 12/06/2017		3,400	3,391
1.750% due 10/02/2017		300	300
Entergy Corp.
1.650% due 10/30/2017		5,000	4,993
Enterprise Products Operating LLC
1.400% due 10/17/2017		2,400	2,398
1.400% due 10/18/2017		5,000	4,996
1.420% due 10/10/2017		10,000	9,996

46	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HP, Inc.
1.530% due 10/23/2017	$2,000	$1,998
1.610% due 10/20/2017	4,200	4,197
1.800% due 03/26/2018	5,100	5,066
Kansas City Southern
1.600% due 10/04/2017	2,000	2,000
Marriott International
1.490% due 10/31/2017	7,000	6,991
1.500% due 10/25/2017	5,000	4,995
Molex Electronic Technologies
1.420% due 10/10/2017	5,000	4,998
Mondelez International, Inc.
1.480% due 11/27/2017	4,500	4,490
1.520% due 10/16/2017	8,500	8,494
NiSource Finance Corp.
1.440% due 10/04/2017	20,000	19,996
ONEOK, Inc.
1.900% due 10/03/2017	1,700	1,700
1.900% due 10/16/2017	6,900	6,895
Plains All American Pipeline LP
2.450% due 10/12/2017	5,000	4,998
2.450% due 10/23/2017	5,000	4,995
Schlumberger Holdings
1.450% due 11/20/2017	1,400	1,397
Southern Co.
1.450% due 10/11/2017	5,000	4,998

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Spectra Energy Partners LP
1.430% due 10/06/2017	$10,000	$9,997
TransCanada American, Inc.
1.550% due 12/11/2017	10,000	9,970
UDR, Inc.
1.420% due 10/30/2017	7,000	6,992
WPP CP Finance PLC
1.650% due 10/25/2017	7,000	6,993

		238,644

REPURCHASE AGREEMENTS (f) 9.3%
		143,131

ARGENTINA TREASURY BILLS 0.1%
2.829% due 11/24/2017 - 03/16/2018 (b)(c)	2,100	2,078

Total Short-Term Instruments (Cost $407,852)		407,864

Total Investments in Securities (Cost $1,077,396)		1,100,904

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 27.9%

SHORT-TERM INSTRUMENTS 27.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.9%
PIMCO Short-Term Floating NAV Portfolio III	27,830,194	$275,101
PIMCO Short-Term Floating NAV Portfolio IV	15,404,842	154,295

Total Short-Term Instruments (Cost $429,242)		429,396

Total Investments in Affiliates (Cost $429,242)		429,396

Total Investments 99.5% (Cost $1,506,638)		$1,530,300

Financial Derivative Instruments (h)(j) 3.2% (Cost or Premiums, net $12,610)		48,551

Other Assets and Liabilities, net (2.7%)		(41,294)

Net Assets 100.0%		$1,537,557

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	1.040%	09/29/2017	10/02/2017	$9,600	U.S. Treasury Bonds 3.125% due 08/15/2044	$(9,813)	$9,600	$9,601
	1.170	09/25/2017	10/10/2017	50,000	U.S. Treasury Bonds 3.625% due 02/15/2044	(50,487)	50,000	50,011
FICC	0.500	09/29/2017	10/02/2017	1,031	U.S. Treasury Notes 2.625% due 08/15/2020	(1,053)	1,031	1,031
SAL	1.220	09/29/2017	10/02/2017	82,500	U.S. Treasury Notes 2.125% due 02/29/2024	(83,999)	82,500	82,509

Total Repurchase Agreements						$(145,352)	$143,131	$143,152

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	0.650%	09/18/2017	TBD	(3)	$(2,261)	$(2,262)

Total Reverse Repurchase Agreements						$(2,262)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	47

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	1.125%	09/30/2021	$3,600	$(3,505)	$(3,505)

Total Short Sales (0.2)%				$(3,505)	$(3,505)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOS	$59,612	$0	$0	$0	$59,612	$(60,300)	$(688)
BRC	0	(2,262)	0	0	(2,262)	2,329	67
FICC	1,031	0	0	0	1,031	(1,053)	(22)
SAL	82,509	0	0	0	82,509	(83,999)	(1,490)

Master Securities Forward Transaction Agreement
NOM	0	0	0	(3,505)	(3,505)	0	(3,505)

Total Borrowings and Other Financing Transactions	$143,152	$(2,262)	$0	$(3,505)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$0	$(2,262)	$(2,262)

Total Borrowings	$0	$0	$0	$(2,262)	$(2,262)

Payable for reverse repurchase agreements					$(2,262)

(g)	Securities with an aggregate market value of $2,329 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(161) at a weighted average interest rate of 0.650%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $1 of accrued interest.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	719	$	176,398	$(100)	$0	$(54)
Australia Government 10-Year Bond December Futures	12/2017	17	AUD	1,694	(32)	3	(10)
E-mini S&P 500 Index December Futures	12/2017	3,352	$	421,698	5,853	1,408	0
Euro-Bund 10-Year Bond December Futures	12/2017	1,122	EUR	213,514	(1,368)	278	(292)
U.S. Treasury 5-Year Note December Futures	12/2017	2,079	$	244,283	(1,559)	0	(341)
U.S. Treasury 10-Year Note December Futures	12/2017	19		2,381	(13)	0	(4)
U.S. Treasury 30-Year Bond December Futures	12/2017	379		57,916	(1,023)	12	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	4		661	(8)	1	0

					$1,750	$1,702	$(701)

48	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	719	$	(176,056)	$152	$72	$0
Call Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond November Futures	10/2017	181	EUR	(96)	53	24	(19)
Euro-Bobl December Futures	12/2017	258		(40,001)	124	15	(9)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	302		(55,375)	157	43	(86)
Put Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond November Futures	10/2017	181		(186)	(76)	19	(17)
U.S. Treasury 2-Year Note December Futures	12/2017	304	$	(65,574)	194	38	0
United Kingdom Long Gilt December Futures	12/2017	3	GBP	(498)	12	0	(1)

					$616	$211	$(132)

Total Futures Contracts					$2,366	$1,913	$(833)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)		Market Value(4)	Variation Margin
											Asset	Liability
Tesco PLC	1.000%	Quarterly	06/20/2022	1.286%	EUR	600	$17		$(8)	$9	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-23 5-Year Index	1.000%	Quarterly	12/20/2019	$ 400	$7	$0	$7	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	24,080	$(54)	$(126)	$(180)	$0	$(6)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		12,650	(30)	(66)	(96)	0	(3)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		17,400	(43)	(91)	(134)	0	(5)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	257,400	(836)	(802)	(1,638)	36	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		152,700	983	(292)	691	64	0
Receive(5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		26,300	(247)	26	(221)	15	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2022		9,700	299	1	300	16	0
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		99,400	137	(12)	125	0	(34)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,400	(6)	(2)	(8)	3	0
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		70,200	(111)	(19)	(130)	9	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		57,210	2,286	(52)	2,234	108	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		35,300	2,280	103	2,383	66	0
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		86,800	(1,998)	822	(1,176)	169	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		51,600	(2,072)	(290)	(2,362)	0	(80)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		10,200	135	(54)	81	0	(17)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		7,800	526	5	531	0	(14)
Receive(5)	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		2,000	64	(2)	62	0	(4)
Receive(5)	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		14,000	978	(13)	965	0	(26)
Receive(5)	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		3,200	99	(3)	96	0	(6)
Pay(5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	28,100	(360)	(77)	(437)	1	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020	GBP	5,300	(170)	24	(146)	0	(2)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		15,900	(1,081)	183	(898)	0	(19)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		14,500	(497)	444	(53)	0	(49)
Receive(5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		4,800	(65)	7	(58)	0	(15)
Receive(5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		20,200	(277)	25	(252)	0	(61)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		4,100	(202)	74	(128)	0	(32)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	1,070,000	958	120	1,078	76	0
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	9,200	(86)	154	68	0	(4)

							$610	$87	$697	$563	$(377)

Total Swap Agreements							$634	$79	$713	$564	$(377)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	49

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,913	$564	$2,477	$0	$(833)	$(377)	$(1,210)

(i)	Securities with an aggregate market value of $33,709 and cash of $3,932 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017		$1,055	GBP	778	$0	$(12)
BPS	10/2017	GBP	1,044		$1,375	0	(24)
	12/2018	JPY	1,250,000		11,392	0	(3)
CBK	10/2017		$3,983	EUR	3,339	0	(37)
	10/2017		10,082	JPY	1,137,230	25	0
	10/2017		7,516	ZAR	96,748	0	(372)
	10/2017	ZAR	1,447		$110	3	0
	11/2017	JPY	1,137,230		10,095	0	(25)
	12/2018		2,120,000		19,339	14	0
	12/2018		$30,536	JPY	3,370,000	184	0
FBF	10/2017	BRL	32,981		$10,350	0	(64)
	10/2017		$10,411	BRL	32,981	3	0
GLM	10/2017	CAD	755		$605	0	0
	10/2017	RUB	477,242		8,142	0	(108)
	10/2017		$1,231	GBP	927	12	0
	11/2017	EUR	8,234	JPY	1,091,202	0	(37)
	12/2017	MXN	201,554		$11,131	191	0
HUS	10/2017		$6,592	RUB	385,110	66	0
	10/2017	ZAR	100,654		$7,611	179	0
	01/2018	EUR	10,695	MXN	225,130	0	(540)
	01/2021	BRL	1,770		$273	0	(197)
JPM	10/2017		32,981		10,411	0	(3)
	10/2017	EUR	1,425		1,709	25	0
	10/2017		$10,520	BRL	32,981	0	(107)
	10/2017		1,045	EUR	871	0	(15)
	10/2017		17,042	GBP	12,728	13	0
	11/2017	BRL	32,981		$10,478	109	0
	11/2017	GBP	12,728		17,059	0	(13)
	12/2017		$3,304	ARS	59,818	23	0

50	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SCX	10/2017	JPY	1,137,230		$10,496	$389	$0
	12/2017	SGD	42,306		30,971	0	(239)
SOG	10/2017	GBP	13,389		17,388	0	(553)
	01/2018	KRW	26,061,524		22,795	14	0
TOR	11/2017		$102	ARS	1,832	1	0
UAG	12/2017	HKD	1,209		$155	0	0

Total Forward Foreign Currency Contracts						$1,251	$(2,349)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019	$	10,800	$1,238	$428
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		10,800	1,237	1,196
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	9,200	242	215
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	11,600	590	283
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	6,600	175	177
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019	$	58,900	2,204	1,538
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		58,900	2,204	2,235
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		23,100	1,195	564
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	10,000	267	256
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017	$	533,500	251	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		81,400	462	136
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		107,000	590	500
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		2,000	0	60
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		2,000	0	84
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		15,400	741	393
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		19,800	2,281	900
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		19,800	2,281	2,109
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		152,400	88	0

								$16,046	$11,074

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor(1)	0.150%	3-Month USD-LIBOR	11/28/2017	$341,900	$290	$6
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	04/05/2018	1,363,500	886	219
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	10/26/2017	276,700	28	0

						$1,204	$225

Total Purchased Options						$17,250	$11,299

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018	$	8,200	$(88)	$(84)
CBK	Put - OTC EUR versus JPY	JPY	129.050	12/19/2017	EUR	12,836	(108)	(119)
	Call - OTC EUR versus JPY		138.300	12/19/2017		12,836	(114)	(73)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018	$	2,922	(156)	0
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		14,600	(152)	(149)

							$(618)	$(425)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	51

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$1,100	$(10)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	400	(5)	0

						$(15)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$57,800	$(601)	$(292)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	115,400	(1,229)	(584)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017	16,300	(221)	(122)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	77,100	(816)	(425)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	17,500	(462)	(181)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017	3,800	(51)	(28)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	22,100	(600)	(510)

							$(3,980)	$(2,142)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor(1)	0.040%	3-Month USD-LIBOR	11/28/2017	$ 683,800	$ (294)	$ 0
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650	3-Month USD-LIBOR	04/05/2018	1,363,500	(136)	(23)
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.000	3-Month USD-LIBOR	10/26/2017	276,700	0	0

						$ (430)	$ (23)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	$102.625	11/06/2017	$44,300	$(93)	$(116)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2047	103.625	11/06/2017	44,300	(80)	(47)

					$(173)	$(163)

Total Written Options					$(5,216)	$(2,753)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$ 658	$(135)	$83	$0	$(52)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	600	80	(15)	65	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548	Quarterly	12/20/2017	386	0	1	1	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	Quarterly	12/20/2017	675	0	1	1	0

						$(55)	$70	$67	$(52)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	27,400	$(3)	$(49)	$0	$(52)

52	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	S&P 500 Total Return Index	N/A	3-Month USD-LIBOR plus a specified spread	Maturity	07/25/2018	$475,921	$0	$16,842	$16,842	$0
DUB	Receive	S&P 500 Total Return Index	N/A	3-Month USD-LIBOR plus a specified spread	Maturity	06/07/2018	328,040	0	17,816	17,816	0
GST	Receive	S&P 500 Total Return Index	N/A	3-Month USD-LIBOR plus a specified spread	Quarterly	12/12/2017	182,767	0	4,153	4,153	0
	Receive	S&P 500 Total Return Index	N/A	3-Month USD-LIBOR plus a specified spread	Quarterly	12/13/2017	84,071	0	1,062	1,062	0

								$0	$39,873	$39,873	$0

Total Swap Agreements								$(58)	$39,894	$39,940	$(104)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$0	$0	$65	$65	$(12)	$0	$(52)	$(64)	$1	$(20)	$(19)
BPS	0	1,624	16,842	18,466	(27)	(84)	0	(111)	18,355	(16,700)	1,655
BRC	0	215	0	215	0	0	0	0	215	(221)	(6)
CBK	226	289	0	515	(434)	(484)	0	(918)	(403)	344	(59)
DUB	0	177	17,816	17,993	0	0	0	0	17,993	(16,765)	1,228
FBF	3	0	0	3	(64)	0	0	(64)	(61)	0	(61)
GLM	203	4,337	0	4,540	(145)	(706)	(52)	(903)	3,637	(3,580)	57
GSC	0	0	0	0	0	(163)	0	(163)	(163)	0	(163)
GST	0	0	5,216	5,216	0	0	0	0	5,216	(4,210)	1,006
HUS	245	0	0	245	(737)	0	0	(737)	(492)	552	60
JPM	170	256	1	427	(138)	0	0	(138)	289	(260)	29
MYC	0	4,401	0	4,401	0	(1,167)	0	(1,167)	3,234	(3,272)	(38)
SCX	389	0	0	389	(239)	0	0	(239)	150	0	150
SOG	14	0	0	14	(553)	(149)	0	(702)	(688)	576	(112)
TOR	1	0	0	1	0	0	0	0	1	0	1

Total Over the Counter	$1,251	$11,299	$39,940	$52,490	$(2,349)	$(2,753)	$(104)	$(5,206)

(k)	Securities with an aggregate market value of $1,472 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	53

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$1,408	$0	$505	$1,913
Swap Agreements	0	1	0	0	563	564

	$0	$1	$1,408	$0	$1,068	$2,477

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,251	$0	$1,251
Purchased Options	0	0	0	0	11,299	11,299
Swap Agreements	0	67	39,873	0	0	39,940

	$0	$67	$39,873	$1,251	$11,299	$52,490

	$0	$68	$41,281	$1,251	$12,367	$54,967

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$833	$833
Swap Agreements	0	0	0	0	377	377

	$0	$0	$0	$0	$1,210	$1,210

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,349	$0	$2,349
Written Options	0	0	0	425	2,328	2,753
Swap Agreements	0	52	0	0	52	104

	$0	$52	$0	$2,774	$2,380	$5,206

	$0	$52	$0	$2,774	$3,590	$6,416

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(367)	$0	$0	$(367)
Written Options	0	0	545	0	1,600	2,145
Futures	0	0	28,797	0	6,449	35,246
Swap Agreements	0	353	0	0	7,086	7,439

	$0	$353	$28,975	$0	$15,135	$44,463

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11,442)	$0	$(11,442)
Purchased Options	0	0	0	1,170	(2,094)	(924)
Written Options	0	0	0	1,096	435	1,531
Swap Agreements	0	35	163,095	1	986	164,117

	$0	$35	$163,095	$(9,175)	$(673)	$153,282

	$0	$388	$192,070	$(9,175)	$14,462	$197,745

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$196	$0	$0	$196
Written Options	0	0	(152)	0	(66)	(218)
Futures	0	0	7,437	0	(4,400)	3,037
Swap Agreements	0	(288)	0	0	(11,139)	(11,427)

	$0	$(288)	$7,481	$0	$(15,605)	$(8,412)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,538	$0	$7,538
Purchased Options	0	0	0	(938)	(3,486)	(4,424)
Written Options	0	0	0	(267)	2,503	2,236
Swap Agreements	0	2	(98,845)	0	(922)	(99,765)

	$0	$2	$(98,845)	$6,333	$(1,905)	$(94,415)

	$0	$(286)	$(91,364)	$6,333	$(17,510)	$(102,827)

54	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$891	$0	$891
Corporate Bonds & Notes
Banking & Finance	0	74,792	0	74,792
Industrials	0	30,156	0	30,156
Utilities	0	10,645	0	10,645
Municipal Bonds & Notes
California	0	810	0	810
Illinois	0	2,084	0	2,084
Iowa	0	538	0	538
Nevada	0	147	0	147
New Jersey	0	1,169	0	1,169
New York	0	1,222	0	1,222
North Carolina	0	209	0	209
West Virginia	0	499	0	499
U.S. Government Agencies	0	17,286	0	17,286
U.S. Treasury Obligations	0	300,695	0	300,695
Non-Agency Mortgage-Backed Securities	0	70,434	0	70,434
Asset-Backed Securities	0	159,576	0	159,576
Sovereign Issues	0	21,887	0	21,887
Short-Term Instruments
Certificates of Deposit	0	24,011	0	24,011
Commercial Paper	0	238,644	0	238,644
Repurchase Agreements	0	143,131	0	143,131
Argentina Treasury Bills	0	2,078	0	2,078

	$0	$1,100,904	$0	$1,100,904

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$429,396	$0	$0	$429,396

Total Investments	$429,396	$1,100,904	$0	$1,530,300

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(3,505)	$0	$(3,505)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,913	564	0	2,477
Over the counter	0	52,490	0	52,490

	$1,913	$53,054	$0	$54,967

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(833)	(377)	0	(1,210)
Over the counter	0	(5,206)	0	(5,206)

	$(833)	$(5,583)	$0	$(6,416)

Total Financial Derivative Instruments	$1,080	$47,471	$0	$48,551

Totals	$430,476	$1,144,870	$0	$1,575,346

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	55

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 70.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
BMC Software Finance, Inc.
5.333% (LIBOR03M + 4.000%) due 09/10/2022 ~		$5,027	$5,061
Charter Communications Operating LLC
3.240% (LIBOR03M + 2.000%) due 07/01/2020 ~		5,353	5,377
3.490% (LIBOR03M + 2.250%) due 01/15/2024 ~		788	792
Energy Future Intermediate Holding Co. LLC
4.235% (LIBOR03M + 3.000%) due 06/30/2018 ~		950	956
Klockner-Pentaplast of America, Inc.
5.583% (LIBOR03M + 4.250%) due 06/30/2022 ~		2,500	2,510

Total Loan Participations and Assignments (Cost $14,483)			14,696

CORPORATE BONDS & NOTES 7.1%

BANKING & FINANCE 5.3%
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~		900	902
Banco del Estado de Chile
4.125% due 10/07/2020		1,900	2,006
Banco Santander S.A.
6.250% (EUSA5 + 5.640%) due 09/11/2021 ~(e)	EUR	600	752
Bank of America Corp.
2.205% (US0003M + 0.870%) due 04/01/2019 ~		$1,500	1,514
2.650% due 04/01/2019		6,700	6,762
5.650% due 05/01/2018		1,200	1,227
6.875% due 04/25/2018		7,300	7,511
Barclays Bank PLC
10.179% due 06/12/2021		8,600	10,657
Barclays PLC
3.200% due 08/10/2021		1,900	1,930
Blackstone CQP Holdco LP
6.500% due 03/20/2021		2,100	2,131
BPCE S.A.
2.500% due 07/15/2019		8,054	8,140
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		2,200	2,244
Deutsche Bank AG
4.250% due 10/14/2021		5,700	5,978
General Motors Financial Co., Inc.
2.400% due 04/10/2018		8,800	8,829
2.569% (US0003M + 1.270%) due 10/04/2019 ~		3,600	3,656
Goldman Sachs Group, Inc.
2.485% (US0003M + 1.170%) due 11/15/2021 ~		1,900	1,927
HSBC Holdings PLC
2.801% (US0003M + 1.500%) due 01/05/2022 ~		1,200	1,239
3.400% due 03/08/2021		1,400	1,444
4.300% due 03/08/2026		1,000	1,075
HSBC USA, Inc.
2.082% (US0003M + 0.770%) due 08/07/2018 ~		700	704
Lloyds Bank PLC
12.000% (US0003M + 11.756%) due 12/16/2024 ~(e)		200	271
Morgan Stanley
2.594% (US0003M + 1.280%) due 04/25/2018 ~		1,100	1,107
Navient Corp.
5.500% due 01/15/2019		1,800	1,865
RCI Banque S.A.
3.500% due 04/03/2018		3,800	3,829

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Royal Bank of Scotland Group PLC
6.990% (US0003M + 2.670%) due 10/05/2017 ~(e)		$4,700	$5,370
7.500% (USSW5 + 5.800%) due 08/10/2017 ~(e)		200	210
Stichting AK Rabobank Certificaten
6.500% (e)	EUR	490	693
UBS AG
4.750% (USSW5 + 3.765%) due 05/22/2023 ~		$1,600	1,624
7.625% due 08/17/2022		1,650	1,949
UBS Group Funding Switzerland AG
2.265% (US0003M + 0.950%) due 08/15/2023 ~		700	700
2.950% due 09/24/2020		300	305
4.125% due 09/24/2025		400	421
Wells Fargo & Co.
1.773% (US0003M + 0.460%) due 04/22/2019 ~		3,800	3,813
2.600% due 07/22/2020		200	203
Weyerhaeuser Co.
7.375% due 10/01/2019		1,500	1,657

			94,645

INDUSTRIALS 1.2%
AbbVie, Inc.
1.800% due 05/14/2018		500	501
3.600% due 05/14/2025		200	208
4.700% due 05/14/2045		100	109
Allergan Funding SCS
3.450% due 03/15/2022		1,000	1,039
Asciano Finance Ltd.
5.000% due 04/07/2018		500	507
BAT Capital Corp.
2.195% (US0003M + 0.880%) due 08/15/2022 ~		1,500	1,506
2.764% due 08/15/2022		900	906
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		300	326
Charter Communications Operating LLC
4.464% due 07/23/2022		300	317
4.908% due 07/23/2025		600	642
6.384% due 10/23/2035		100	117
6.484% due 10/23/2045		200	236
CVS Health Corp.
3.500% due 07/20/2022		100	104
3.875% due 07/20/2025		620	647
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~		1,300	1,311
Forest Laboratories LLC
4.375% due 02/01/2019		100	103
4.875% due 02/15/2021		140	150
HCA, Inc.
3.750% due 03/15/2019		2,000	2,048
6.500% due 02/15/2020		2,600	2,837
Kraft Heinz Foods Co.
2.000% due 07/02/2018		100	100
3.500% due 07/15/2022		100	104
3.950% due 07/15/2025		100	103
5.000% due 07/15/2035		100	109
5.200% due 07/15/2045		100	110
Nissan Motor Acceptance Corp.
1.954% (US0003M + 0.650%) due 07/13/2022 ~		1,300	1,300
2.650% due 07/13/2022		800	802
QUALCOMM, Inc.
4.800% due 05/20/2045		300	330
Rogers Communications, Inc.
6.800% due 08/15/2018		1,500	1,565
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		710	709
2.400% due 09/23/2021		820	818

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Woolworths Ltd.
4.000% due 09/22/2020	$700	$728
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	1,400	1,402

		21,794

UTILITIES 0.6%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~	1,800	1,809
2.254% (US0003M + 0.950%) due 07/15/2021 ~	4,900	4,964
4.500% due 05/15/2035	100	99
Majapahit Holding BV
7.750% due 01/20/2020	200	224
Petrobras Global Finance BV
5.299% due 01/27/2025	106	106
5.999% due 01/27/2028	2,568	2,571
Verizon Communications, Inc.
3.376% due 02/15/2025	421	424

		10,197

Total Corporate Bonds & Notes (Cost $123,671)		126,636

MUNICIPAL BONDS & NOTES 0.4%

ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,000	1,111

CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	153
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,600	2,182
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	1,400	1,641
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	200	211

		4,187

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	100	131
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	460
7.750% due 01/01/2042	600	650

		1,241

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	127

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	100	105

56	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	$100	$134

Total Municipal Bonds & Notes (Cost $5,739)		6,905

U.S. GOVERNMENT AGENCIES 2.0%
Fannie Mae
1.587% (LIBOR01M + 0.350%) due 07/25/2037 ~	13	13
1.617% (LIBOR01M + 0.380%) due 07/25/2037 ~	19	19
1.637% (LIBOR01M + 0.400%) due 09/25/2035 ~	43	43
1.647% (LIBOR01M + 0.410%) due 09/25/2035 ~	70	70
1.957% (LIBOR01M + 0.720%) due 06/25/2037 ~	116	118
1.967% (LIBOR01M + 0.730%) due 06/25/2040 ~	147	150
2.310% due 08/01/2022	100	100
4.000% due 07/01/2018 - 04/25/2042	3,688	3,952
4.500% due 07/01/2018 - 10/01/2041	3,233	3,489
5.000% due 01/01/2028 - 09/01/2041	3,512	3,865
5.500% due 02/01/2018 - 09/01/2041	5,812	6,478
6.000% due 07/01/2036 - 05/01/2041	1,698	1,926
6.500% due 10/01/2035	39	43
FDIC Structured Sale Guaranteed Bonds
1.734% (LIBOR01M + 0.500%) due 11/29/2037 ~	227	226
Freddie Mac
1.804% (LIBOR01M + 0.570%) due 06/15/2041 ~	593	597
1.934% (LIBOR01M + 0.700%) due 08/15/2037 ~	96	97
1.944% (LIBOR01M + 0.710%) due 10/15/2037 ~	17	17
1.954% (LIBOR01M + 0.720%) due 05/15/2037 - 09/15/2037 ~	118	119
4.000% due 07/15/2042	1,942	2,140
5.000% due 03/01/2038	1,596	1,751
5.500% due 07/01/2028 - 07/01/2038	374	414
Ginnie Mae
1.680% (H15T1Y + 0.450%) due 11/20/2062 ~	3,692	3,706
3.500% due 01/15/2042 - 06/15/2045	4,803	5,009
5.000% due 08/15/2038 - 05/15/2039	486	534
6.000% due 08/15/2037	111	127
Small Business Administration
4.430% due 05/01/2029	115	123
5.290% due 12/01/2027	21	22
6.220% due 12/01/2028	22	24

Total U.S. Government Agencies (Cost $34,415)		35,172

U.S. TREASURY OBLIGATIONS 30.5%
U.S. Treasury Bonds
4.250% due 05/15/2039	1,100	1,376
4.375% due 11/15/2039	10,000	12,722
4.500% due 08/15/2039	6,800	8,791
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022	6,165	6,185
0.125% due 07/15/2022	26,186	26,316
0.125% due 01/15/2023	2,863	2,857
0.125% due 07/15/2024	4,124	4,082
0.250% due 01/15/2025	1,550	1,535
0.375% due 07/15/2023 (i)	12,517	12,682
0.375% due 01/15/2027	13,680	13,516
0.375% due 07/15/2027	48,433	47,960

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.625% due 01/15/2026		$1,751	$1,775
1.750% due 01/15/2028		3,739	4,186
2.000% due 01/15/2026		9,250	10,402
2.375% due 01/15/2025		19,869	22,698
2.500% due 01/15/2029		11,287	13,627
3.625% due 04/15/2028		303	396
U.S. Treasury Notes
1.375% due 09/30/2020 (i)(k)		14,900	14,788
1.375% due 10/31/2020 (i)		8,100	8,032
1.500% due 08/15/2026		24,900	23,307
1.750% due 12/31/2020 (i)		24,400	24,443
1.875% due 08/31/2022		133,200	132,831
1.875% due 10/31/2022		44,900	44,735
2.000% due 11/30/2020 (i)(k)		4,100	4,141
2.000% due 07/31/2022		16,600	16,662
2.000% due 08/15/2025		6,000	5,896
2.000% due 11/15/2026		29,200	28,448
2.125% due 08/31/2020 (i)		12,400	12,577
2.125% due 05/15/2025		15,300	15,199
2.250% due 11/15/2025		200	200
2.375% due 08/15/2024 (i)		22,900	23,217

Total U.S. Treasury Obligations (Cost $546,824)			545,582

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%
BCAP LLC Trust
3.388% due 03/27/2037 ~		1,294	952
Bear Stearns ALT-A Trust
1.397% (US0001M + 0.160%) due 02/25/2034 ~		85	79
1.407% (US0001M + 0.170%) due 04/25/2037 ~		2,181	2,000
1.557% (US0001M + 0.320%) due 06/25/2046 ^~		3,094	2,887
3.423% due 11/25/2035 ^~		14,311	13,457
ChaseFlex Trust
1.537% (US0001M + 0.300%) due 07/25/2037 ~		10,210	9,656
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.467% (US0001M + 0.230%) due 07/25/2036 ~		1,733	1,653
Citigroup Mortgage Loan Trust
3.409% due 06/25/2036 ^~		282	276
Countrywide Alternative Loan Trust
1.397% (US0001M + 0.160%) due 02/25/2047 ~		77	75
1.417% (US0001M + 0.180%) due 05/25/2047 ~		507	490
1.587% (US0001M + 0.350%) due 05/25/2037 ^~		4,723	2,559
1.889% (12MTA + 1.000%) due 02/25/2036 ~		46	42
6.000% due 12/25/2034		6,641	6,702
Countrywide Home Loan Mortgage Pass-Through Trust
3.165% due 11/25/2034 ~		25	25
3.358% due 02/20/2035 ~		26	27
Credit Suisse Mortgage Capital Certificates
3.356% due 02/27/2037 ~		1,380	1,399
Deutsche ALT-A Securities, Inc.
1.387% (US0001M + 0.150%) due 03/25/2037 ^~		3,132	2,856
Eddystone Finance PLC
0.813% (BP0003M + 0.525%) due 04/19/2021 ~	GBP	1,009	1,354
First Horizon Mortgage Pass-Through Trust
3.274% due 11/25/2037 ^~		$2,209	2,012
GSR Mortgage Loan Trust
3.297% due 09/25/2035 ~		360	370
3.407% due 11/25/2035 ~		8	8
6.000% due 03/25/2037 ^		13	13
6.250% due 10/25/2036 ^		1,206	1,190
IndyMac Mortgage Loan Trust
1.437% (US0001M + 0.200%) due 11/25/2046 ~		6,536	5,971
1.507% (US0001M + 0.270%) due 10/25/2036 ~		1,306	941

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.684% (LIBOR01M + 1.450%) due 01/15/2033 ~	$2,204	$2,210
JPMorgan Mortgage Trust
3.600% due 08/25/2034 ~	121	122
3.642% due 02/25/2035 ~	3	3
3.644% due 07/25/2035 ~	2,872	2,932
5.750% due 01/25/2036 ^	10	8
Merrill Lynch Mortgage Investors Trust
1.447% (US0001M + 0.210%) due 02/25/2036 ~	12	11
1.487% (US0001M + 0.250%) due 11/25/2035 ~	13	12
3.709% due 09/25/2035 ^~	247	225
Morgan Stanley Mortgage Loan Trust
1.517% (US0001M + 0.280%) due 01/25/2036 ~	3,005	2,326
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^	14	11
Residential Accredit Loans, Inc. Trust
1.407% (US0001M + 0.170%) due 01/25/2037 ~	2,944	2,629
1.422% (US0001M + 0.185%) due 08/25/2036 ~	865	796
2.249% (12MTA + 1.360%) due 09/25/2045 ~	84	81
5.500% due 01/25/2035	1,169	1,171
6.000% due 03/25/2037 ^	8,328	7,467
Structured Adjustable Rate Mortgage Loan Trust
1.387% (US0001M + 0.150%) due 02/25/2037 ~	1,913	1,609
Structured Asset Mortgage Investments Trust
1.367% (US0001M + 0.130%) due 03/25/2037 ~	56	44
1.487% (US0001M + 0.250%) due 07/19/2035 ~	15	14
Wachovia Mortgage Loan Trust LLC
3.454% due 10/20/2035 ~	1,095	975
WaMu Mortgage Pass-Through Certificates Trust
1.619% (12MTA + 0.730%) due 01/25/2047 ~	57	56
1.809% (12MTA + 0.920%) due 09/25/2046 ~	8,754	8,119
1.889% (12MTA + 1.000%) due 02/25/2046 ~	177	174
2.089% (12MTA + 1.200%) due 11/25/2042 ~	115	109
2.505% due 01/25/2037 ^~	645	611
3.215% due 08/25/2046 ^~	4,504	4,277
Wells Fargo Mortgage-Backed Securities Trust
3.107% due 11/25/2034 ~	245	247
3.127% due 01/25/2035 ~	12	13
3.304% due 07/25/2036 ^~	828	808

Total Non-Agency Mortgage-Backed Securities (Cost $87,145)		94,054

ASSET-BACKED SECURITIES 10.1%
ACE Securities Corp. Home Equity Loan Trust
1.377% (US0001M + 0.140%) due 07/25/2036 ~	2,412	1,823
4.237% (US0001M + 3.000%) due 08/25/2040 ^~	3,142	2,807
Argent Securities Trust
1.387% (US0001M + 0.150%) due 07/25/2036 ~	4,353	3,695
1.397% (US0001M + 0.160%) due 05/25/2036 ~	16,106	6,350
Asset-Backed Securities Corp. Home Equity Loan Trust
2.197% (US0001M + 0.960%) due 07/25/2035 ~	300	300
Bear Stearns Asset-Backed Securities Trust
1.397% (US0001M + 0.160%) due 08/25/2036 ~	1,351	1,387
BNC Mortgage Loan Trust
1.337% (US0001M + 0.100%) due 05/25/2037 ~	6	6
CIT Mortgage Loan Trust
2.587% (LIBOR01M + 1.350%) due 10/25/2037 ~	4,153	4,184

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	57

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 09/25/2036 ~	$7,479	$5,786
Citigroup Mortgage Loan Trust, Inc.
1.817% (US0001M + 0.580%) due 07/25/2035 ~	1,000	1,009
Countrywide Asset-Backed Certificates
1.397% (US0001M + 0.160%) due 01/25/2046 ~	4,324	4,164
1.437% (US0001M + 0.200%) due 09/25/2047 ~	3,661	2,823
1.477% (US0001M + 0.240%) due 03/25/2036 ~	842	695
1.527% (US0001M + 0.290%) due 01/25/2037 ~	19,000	16,024
1.677% (US0001M + 0.440%) due 04/25/2036 ~	5,500	5,479
1.947% (US0001M + 0.710%) due 07/25/2035 ~	2,800	2,762
2.272% (US0001M + 1.035%) due 12/25/2035 ~	3,500	3,051
4.843% due 10/25/2046 ^~	6,614	6,250
Countrywide Asset-Backed Certificates Trust
1.717% (US0001M + 0.480%) due 05/25/2036 ~	7,000	6,848
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021	1,827	1,857
Ellington Loan Acquisition Trust
2.287% (US0001M + 1.050%) due 05/25/2037 ~	3,858	3,709
First Franklin Mortgage Loan Trust
1.727% (US0001M + 0.490%) due 09/25/2035 ~	434	436
GSAMP Trust
1.307% (US0001M + 0.070%) due 12/25/2036 ~	23	13
1.467% (US0001M + 0.230%) due 01/25/2037 ~	4,100	3,467
HSI Asset Securitization Corp. Trust
1.377% (US0001M + 0.140%) due 01/25/2037 ~	2,625	1,999
Lockwood Grove CLO Ltd.
2.784% (US0003M + 1.470%) due 04/25/2025 ~	1,200	1,208
MASTR Asset-Backed Securities Trust
1.287% (US0001M + 0.050%) due 01/25/2037 ~	26	11
Merrill Lynch Mortgage Investors Trust
1.387% (US0001M + 0.150%) due 08/25/2037 ~	7,788	5,136
Morgan Stanley ABS Capital, Inc. Trust
1.367% (US0001M + 0.130%) due 01/25/2037 ~	13,596	8,166
1.452% (US0001M + 0.215%) due 03/25/2037 ~	9,609	5,130
NovaStar Mortgage Funding Trust
1.487% (US0001M + 0.250%) due 09/25/2036 ~	7,165	4,221
Option One Mortgage Loan Trust
1.457% (US0001M + 0.220%) due 04/25/2037 ~	5,600	4,494
1.457% (US0001M + 0.220%) due 05/25/2037 ~	3,221	2,393
1.597% (US0001M + 0.360%) due 01/25/2036 ~	3,700	3,098
2.017% (US0001M + 0.780%) due 02/25/2035 ~	8,042	7,586
Residential Asset Securities Corp. Trust
1.717% (US0001M + 0.480%) due 01/25/2036 ~	10,000	8,438
Securitized Asset-Backed Receivables LLC Trust
1.477% (US0001M + 0.240%) due 07/25/2036 ~	2,012	1,182
SG Mortgage Securities Trust
1.417% (US0001M + 0.180%) due 02/25/2036 ~	10,441	7,095

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Private Education Loan Trust
4.484% (US0001M + 3.250%) due 05/16/2044 ~		$135	$139
SLM Student Loan Trust
0.000% due 12/15/2023 ♦	EUR	329	389
Soundview Home Loan Trust
1.317% (US0001M + 0.080%) due 06/25/2037 ~		$14	10
1.347% (US0001M + 0.110%) due 02/25/2037 ~		8,195	3,201
1.387% (US0001M + 0.150%) due 03/25/2037 ~		1,316	1,278
1.447% (US0001M + 0.210%) due 06/25/2037 ~		3,839	2,682
Structured Asset Securities Corp. Mortgage Loan Trust
1.447% (US0001M + 0.210%) due 02/25/2037 ~		4,851	4,386
1.467% (US0001M + 0.230%) due 05/25/2047 ~		6,800	6,524
Venture CDO Ltd.
1.533% (US0003M + 0.220%) due 07/22/2021 ~		35	35
Vibrant CLO Ltd.
2.213% (US0003M + 0.900%) due 07/24/2024 ~		1,700	1,700
VOLT LLC
3.125% due 09/25/2047		4,330	4,335
3.250% due 04/25/2059		3,349	3,370
3.375% due 05/28/2047		3,712	3,745
Wells Fargo Home Equity Asset-Backed Securities Trust
1.737% (US0001M + 0.500%) due 12/25/2035 ~		3,186	2,968
1.827% (US0001M + 0.590%) due 11/25/2035 ~		1,000	1,009

Total Asset-Backed Securities (Cost $168,164)			180,853

SOVEREIGN ISSUES 1.2%
Argentina Government International Bond
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	72,100	4,411
Brazil Government International Bond
5.625% due 02/21/2047 (g)		$2,300	2,329
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)	BRL	16,539	5,839
6.000% due 05/15/2055		4,200	4,622
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	2,294
Qatar Government International Bond
5.250% due 01/20/2020		1,600	1,699
Saudi Government International Bond
2.375% due 10/26/2021		200	198

Total Sovereign Issues (Cost $20,909)			21,392

		SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co. +(a)		8,000	0

Total Common Stocks (Cost $0)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.9%

CERTIFICATES OF DEPOSIT 1.0%
Barclays Bank PLC
1.827% due 05/17/2018		$4,000	4,002
1.940% due 09/04/2018		4,400	4,404
Norinchukin Bank
2.019% due 10/11/2017		8,000	8,002

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017	$1,500	$1,500

		17,908

COMMERCIAL PAPER 3.1%
Deutsche Telekom AG
1.490% due 10/23/2017	5,100	5,095
1.630% due 01/30/2018	15,200	15,114
Energy Transfer Partners
2.200% due 10/02/2017	3,000	2,999
2.200% due 10/06/2017	4,200	4,199
Engie
1.590% due 10/04/2017	1,300	1,300
ENI Finance USA, Inc.
1.750% due 10/02/2017	300	300
Enterprise Products Operating LLC
1.430% due 10/25/2017	15,000	14,985
HP, Inc.
1.610% due 10/20/2017	4,000	3,997
Mondelez International, Inc.
1.520% due 10/31/2017	7,600	7,591

		55,580

REPURCHASE AGREEMENTS (f) 8.7%
		156,089

ARGENTINA TREASURY BILLS 0.1%
2.829% due 11/24/2017 - 03/16/2018 (b)(c)	2,300	2,276

Total Short-Term Instruments (Cost $231,852)		231,853

Total Investments in Securities (Cost $1,233,202)		1,257,143

	SHARES
INVESTMENTS IN AFFILIATES 28.8%

SHORT-TERM INSTRUMENTS 28.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.8%
PIMCO Short-Term Floating NAV Portfolio III	34,733,401	343,340
PIMCO Short-Term Floating NAV Portfolio IV	17,249,818	172,774

Total Short-Term Instruments (Cost $515,948)		516,114

Total Investments in Affiliates (Cost $515,948)		516,114

Total Investments 99.1% (Cost $1,749,150)		$1,773,257

Financial Derivative Instruments (h)(j) 8.5%
(Cost or Premiums, net $19,755)		152,492

Other Assets and Liabilities, net (7.6%)		(137,130)

Net Assets 100.0%		$1,788,619

58	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	1.040%	09/29/2017	10/02/2017	$9,300	U.S. Treasury Bonds 3.125% due 08/15/2044	$(9,506)	$9,300	$9,301
FICC	0.500	09/29/2017	10/02/2017	389	U.S. Treasury Notes 1.750% due 05/31/2022	(400)	389	389
SAL	1.220	09/29/2017	10/02/2017	146,400	U.S. Treasury Notes 2.125% due 02/29/2024	(149,061)	146,400	146,415

Total Repurchase Agreements						$(158,967)	$156,089	$156,105

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	0.650%	09/18/2017	TBD	(3)	$(2,261)	$(2,262)

Total Reverse Repurchase Agreements						$(2,262)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	1.125%	09/30/2021	$3,800	$(3,700)	$(3,700)

Total Short Sales (0.2)%				$(3,700)	$(3,700)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOS	$9,301	$0	$0	$0	$9,301	$(9,506)	$(205)
BRC	0	(2,262)	0	0	(2,262)	2,329	67
FICC	389	0	0	0	389	(400)	(11)
SAL	146,415	0	0	0	146,415	(149,061)	(2,646)

Master Securities Forward Transaction Agreement
NOM	0	0	0	(3,700)	(3,700)	0	(3,700)

Total Borrowings and Other Financing Transactions	$156,105	$(2,262)	$0	$(3,700)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	59

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$0	$(2,262)	$(2,262)

Total Borrowings	$0	$0	$0	$(2,262)	$(2,262)

Payable for reverse repurchase agreements					$(2,262)

(g)	Securities with an aggregate market value of $2,329 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(161) at a weighted average interest rate of 0.650%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $1 of accrued interest.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	842	$	206,574	$(117)	$0	$(63)
Australia Government 10-Year Bond December Futures	12/2017	13	AUD	1,295	(24)	2	(7)
Euro-Bund 10-Year Bond December Futures	12/2017	1,237	EUR	235,398	(1,909)	307	(322)
Mini MSCI EAFE Index December Futures	12/2017	2,657	$	262,830	2,089	1,534	0
U.S. Treasury 5-Year Note December Futures	12/2017	1,461		171,668	(1,119)	0	(240)
U.S. Treasury 30-Year Bond December Futures	12/2017	409		62,500	(1,104)	13	0

					$(2,184)	$1,856	$(632)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	842	$	(206,174)	$178	$84	$0
Call Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond November Futures	10/2017	212	EUR	(113)	62	28	(23)
Euro-Bobl December Futures	12/2017	298		(46,202)	143	18	(11)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	302		(55,375)	157	43	(86)
Put Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond November Futures	10/2017	212		(218)	(90)	22	(20)
U.S. Treasury 2-Year Note December Futures	12/2017	553	$	(119,284)	354	69	0
U.S. Treasury 10-Year Note December Futures	12/2017	381		(47,744)	518	89	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	53		(8,752)	167	0	(21)
United Kingdom Long Gilt December Futures	12/2017	81	GBP	(13,446)	334	3	(27)

					$1,823	$356	$(188)

Total Futures Contracts					$(361)	$2,212	$(820)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.HY-26 5-Year Index	5.000%	Quarterly	06/20/2021	$4,257	$298	$39	$337	$2	$0
CDX.HY-28 5-Year Index	5.000	Quarterly	06/20/2022	2,800	197	23	220	7	0
CDX.IG-23 5-Year Index	1.000	Quarterly	12/20/2019	300	5	0	5	0	0

					$500	$62	$562	$9	$0

60	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	24,080	$32	$(212)	$(180)	$0	$(6)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		12,650	0	(96)	(96)	0	(3)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		17,400	0	(134)	(134)	0	(5)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	147,200	(792)	(145)	(937)	21	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		124,500	1,259	(696)	563	52	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		26,600	(154)	(69)	(223)	15	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2022		31,400	1,313	(342)	971	52	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		30,400	(316)	(191)	(507)	51	0
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		99,900	(234)	360	126	0	(34)
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		10,700	(23)	(105)	(128)	20	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,100	5	(11)	(6)	2	0
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		70,500	56	(186)	(130)	9	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		100,610	5,574	(1,610)	3,964	190	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		48,600	3,164	116	3,280	91	0
Receive(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		89,700	(2,070)	855	(1,215)	175	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		36,550	(1,415)	(258)	(1,673)	0	(57)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		7,850	121	(59)	62	0	(13)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		5,100	359	(12)	347	0	(9)
Receive(4)	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		2,100	0	65	65	0	(4)
Receive(4)	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		14,200	1,115	(136)	979	0	(26)
Receive(4)	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		3,200	0	96	96	0	(6)
Pay(4)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	30,600	0	(476)	(476)	2	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020	GBP	5,100	(179)	38	(141)	0	(2)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		20,100	(1,370)	234	(1,136)	0	(24)
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		15,400	(527)	471	(56)	0	(52)
Receive(4)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		5,200	1	(64)	(63)	0	(16)
Receive(4)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		22,000	0	(274)	(274)	0	(66)
Receive(4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		2,400	(133)	58	(75)	0	(18)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	1,080,000	986	102	1,088	77	0
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	8,000	49	10	59	0	(4)

							$6,821	$(2,671)	$4,150	$757	$(345)

Total Swap Agreements							$7,321	$(2,609)	$4,712	$766	$(345)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$2,212	$766	$2,978	$0	$(820)	$(345)	$(1,165)

(i)	Securities with an aggregate market value of $29,141 and cash of $4,444 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	61

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	10/2017	GBP	1,110		$1,462	$0	$(25)
	12/2018	JPY	1,260,000		11,483	0	(3)
CBK	10/2017		$10,525	JPY	1,187,212	26	0
	10/2017		8,713	ZAR	112,166	0	(431)
	11/2017	JPY	1,187,212		$10,539	0	(26)
	12/2018		2,140,000		19,522	14	0
	12/2018		$30,808	JPY	3,400,000	186	0
FBF	10/2017	BRL	34,523		$10,834	0	(67)
	10/2017		$10,897	BRL	34,523	3	0
GLM	10/2017	CAD	691		$554	0	0
	10/2017	RUB	455,946		7,779	0	(103)
	10/2017		$1,419	GBP	1,069	13	0
	11/2017	EUR	11,067	JPY	1,466,796	0	(50)
	11/2017		$5,966	EUR	5,032	0	(5)
	12/2017	MXN	220,028		$12,152	209	0
HUS	10/2017		$6,292	RUB	367,605	63	0
	10/2017	ZAR	116,727		$8,826	207	0
	01/2018	EUR	11,102	MXN	233,697	0	(560)
	01/2021	BRL	1,400		$216	0	(156)
JPM	10/2017		34,523		10,897	0	(3)
	10/2017		$11,012	BRL	34,523	0	(112)
	10/2017		19,603	GBP	14,631	15	(12)
	11/2017	BRL	34,523		$10,967	114	0
	11/2017	GBP	13,828		18,533	0	(14)
	12/2017		$3,800	ARS	68,812	26	0
SCX	10/2017	JPY	1,187,212		$10,957	407	0
	11/2017		$348	AUD	441	0	(2)
	12/2017	SGD	48,294		$35,354	0	(273)
SOG	10/2017	GBP	14,590		18,948	0	(602)
	01/2018	KRW	30,314,600		26,515	16	0
TOR	11/2017		$121	ARS	2,173	1	0
UAG	12/2017	HKD	4,528		$580	0	(1)

Total Forward Foreign Currency Contracts						$1,300	$(2,445)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019	$	11,200	$1,283	$444
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		11,200	1,283	1,241
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	9,700	255	227
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	8,600	438	210
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	7,000	186	187
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019	$	60,700	2,272	1,585
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		60,700	2,272	2,303
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		17,200	890	420
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	10,600	283	271
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017	$	536,200	252	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		82,800	470	139
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		124,000	684	579
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		1,900	0	57
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		1,900	0	80
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		21,350	1,027	545
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		18,800	2,165	855
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		18,800	2,165	2,002
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		161,100	93	0

								$16,018	$11,145

62	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor(1)	0.150%	3-Month USD-LIBOR	11/28/2017	$344,300	$293	$5
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	04/05/2018	1,363,200	886	219
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	10/26/2017	291,500	29	0

						$1,208	$224

Total Purchased Options						$17,226	$11,369

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		$9,500	$ (101)	$(97)
CBK	Put - OTC EUR versus JPY	JPY	129.050	12/19/2017	EUR	14,870	(126)	(138)
	Call - OTC EUR versus JPY		138.300	12/19/2017		14,870	(132)	(84)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$2,455	(131)	0
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		17,000	(177)	(174)

							$ (667)	$(493)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	2,700	(24)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	300	(4)	0

						$(39)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$ 43,300	$ (450)	$(219)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	86,300	(919)	(437)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017	18,700	(253)	(140)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	106,700	(1,130)	(588)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	17,800	(470)	(184)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017	4,800	(64)	(36)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	25,600	(696)	(590)

							$ (3,982)	$(2,194)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor(1)	0.040%	3-Month USD-LIBOR	11/28/2017	$688,600	$(296)	$0
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650	3-Month USD-LIBOR	04/05/2018	1,363,200	(137)	(23)
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.000	3-Month USD-LIBOR	10/26/2017	291,500	0	0

						$(433)	$(23)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	$102.625	11/06/2017	$ 51,300	$(108)	$(134)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2047	103.625	11/06/2017	51,300	(92)	(55)

					$(200)	$(189)

Total Written Options					$(5,321)	$(2,899)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	63

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Reckitt Benckiser Treasury Services PLC	1.000%	Quarterly	06/20/2022	0.421%	EUR 1,500	$13	$36	$49	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$ 293	$(60)	$37	$0	$(23)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	600	81	(16)	65	0
GST	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	3,600	498	(105)	393	0
	CDX.IG-9 10-Year Index 30-100%	0.548	Quarterly	12/20/2017	96	0	0	0	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	Quarterly	12/20/2017	193	0	0	0	0

						$519	$(84)	$458	$(23)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR 19,400	$(2)	$(34)	$0	$(36)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	NDDUEAFE Index	28,497	3-Month USD-LIBOR plus a specified spread	Quarterly	11/08/2017	$161,502	$0	$4,962	$4,962	$0
	Receive	NDDUEAFE Index	18,700	3-Month USD-LIBOR plus a specified spread	Quarterly	02/14/2018	105,979	0	3,247	3,247	0
	Receive	NDDUEAFE Index	43,380	3-Month USD-LIBOR plus a specified spread	Maturity	03/21/2018	223,592	0	30,192	30,192	0
CBK	Receive	NDDUEAFE Index	11,208	3-Month USD-LIBOR plus a specified spread	Quarterly	05/09/2018	63,519	0	1,950	1,950	0
DUB	Receive	NDDUEAFE Index	10,884	3-Month USD-LIBOR plus a specified spread	Quarterly	10/12/2017	60,419	0	3,065	3,065	0
	Receive	NDDUEAFE Index	74,032	3-Month USD-LIBOR plus a specified spread	Maturity	11/29/2017	352,018	0	80,537	80,537	0
	Receive	NDDUEAFE Index	11,922	3-Month USD-LIBOR plus a specified spread	Maturity	07/25/2018	66,798	0	2,718	2,718	0
JPM	Receive	NDDUEAFE Index	43,633	3-Month USD-LIBOR plus a specified spread	Quarterly	02/22/2018	247,283	0	7,588	7,588	0
	Receive	NDDUEAFE Index	8,884	3-Month USD-LIBOR plus a specified spread	Maturity	08/08/2018	49,891	0	1,945	1,945	0
UBS	Receive	NDDUEAFE Index	9,715	3-Month USD-LIBOR plus a specified spread	Maturity	03/07/2018	50,072	0	6,702	6,702	0

								$0	$142,906	$142,906	$0

Total Swap Agreements								$530	$142,824	$143,413	$(59)

64	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$0	$0	$65	$65	$0	$0	$(23)	$(23)	$42	$(20)	$22
BPS	0	1,685	38,401	40,086	(28)	(97)	0	(125)	39,961	(37,100)	2,861
BRC	0	227	0	227	0	0	0	0	227	(230)	(3)
CBK	226	215	1,950	2,391	(457)	(441)	0	(898)	1,493	(900)	593
DUB	0	187	86,320	86,507	0	0	0	0	86,507	(83,600)	2,907
FBF	3	0	0	3	(67)	0	0	(67)	(64)	0	(64)
GLM	222	4,308	0	4,530	(158)	(577)	(36)	(771)	3,759	(3,832)	(73)
GSC	0	0	0	0	0	(189)	0	(189)	(189)	0	(189)
GST	0	0	393	393	0	0	0	0	393	(430)	(37)
HUS	270	0	0	270	(716)	0	0	(716)	(446)	590	144
JPM	155	271	9,582	10,008	(141)	0	0	(141)	9,867	(8,215)	1,652
MYC	0	4,476	0	4,476	0	(1,421)	0	(1,421)	3,055	(3,127)	(72)
RYL	0	0	0	0	0	0	0	0	0	(10)	(10)
SCX	407	0	0	407	(275)	0	0	(275)	132	0	132
SOG	16	0	0	16	(602)	(174)	0	(776)	(760)	626	(134)
TOR	1	0	0	1	0	0	0	0	1	0	1
UAG	0	0	0	0	(1)	0	0	(1)	(1)	(6,420)	(6,421)
UBS	0	0	6,702	6,702	0	0	0	0	6,702	0	6,702

Total Over the Counter	$1,300	$11,369	$143,413	$156,082	$(2,445)	$(2,899)	$(59)	$(5,403)

(k)	Securities with an aggregate market value of $1,217 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$1,534	$0	$678	$2,212
Swap Agreements	0	8	0	0	758	766

	$0	$8	$1,534	$0	$1,436	$2,978

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	65

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,300	$0	$1,300
Purchased Options	0	0	0	0	11,369	11,369
Swap Agreements	0	507	142,906	0	0	143,413

	$0	$507	$142,906	$1,300	$11,369	$156,082

	$0	$515	$144,440	$1,300	$12,805	$159,060

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$820	$820
Swap Agreements	0	0	0	0	345	345

	$0	$0	$0	$0	$1,165	$1,165

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,445	$0	$2,445
Written Options	0	0	0	493	2,406	2,899
Swap Agreements	0	23	0	0	36	59

	$0	$23	$0	$2,938	$2,442	$5,403

	$0	$23	$0	$2,938	$3,607	$6,568

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(369)	$0	$0	$(369)
Written Options	0	0	548	0	1,690	2,238
Futures	0	0	21,156	0	4,207	25,363
Swap Agreements	0	300	0	0	(1,643)	(1,343)

	$0	$300	$21,335	$0	$4,254	$25,889

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11,058)	$0	$(11,058)
Purchased Options	0	0	0	1,202	(2,141)	(939)
Written Options	0	0	0	1,207	448	1,655
Swap Agreements	0	94	72,318	1	964	73,377

	$0	$94	$72,318	$(8,648)	$(729)	$63,035

	$0	$394	$93,653	$(8,648)	$3,525	$88,924

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$197	$0	$0	$197
Written Options	0	0	(153)	0	(65)	(218)
Futures	0	0	(244)	0	(3,148)	(3,392)
Swap Agreements	0	(94)	0	0	(2,896)	(2,990)

	$0	$(94)	$(200)	$0	$(6,109)	$(6,403)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,241	$0	$7,241
Purchased Options	0	0	0	(971)	(3,377)	(4,348)
Written Options	0	0	0	(276)	2,412	2,136
Swap Agreements	0	0	77,108	0	(943)	76,165

	$0	$0	$77,108	$5,994	$(1,908)	$81,194

	$0	$(94)	$76,908	$5,994	$(8,017)	$74,791

66	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$14,696	$0	$14,696
Corporate Bonds & Notes
Banking & Finance	0	94,645	0	94,645
Industrials	0	21,794	0	21,794
Utilities	0	10,197	0	10,197
Municipal Bonds & Notes
Arizona	0	1,111	0	1,111
California	0	4,187	0	4,187
Illinois	0	1,241	0	1,241
Nebraska	0	127	0	127
North Carolina	0	105	0	105
Tennessee	0	134	0	134
U.S. Government Agencies	0	35,172	0	35,172
U.S. Treasury Obligations	0	545,582	0	545,582
Non-Agency Mortgage-Backed Securities	0	94,054	0	94,054
Asset-Backed Securities	0	180,853	0	180,853
Sovereign Issues	0	21,392	0	21,392
Short-Term Instruments
Certificates of Deposit	0	17,908	0	17,908
Commercial Paper	0	55,580	0	55,580
Repurchase Agreements	0	156,089	0	156,089
Argentina Treasury Bills	0	2,276	0	2,276

	$0	$1,257,143	$0	$1,257,143

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$516,114	$0	$0	$516,114

Total Investments	$516,114	$1,257,143	$0	$1,773,257

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(3,700)	$0	$(3,700)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,212	766	0	2,978
Over the counter	0	156,082	0	156,082

	$2,212	$156,848	$0	$159,060

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(820)	(345)	0	(1,165)
Over the counter	0	(5,403)	0	(5,403)

	$(820)	$(5,748)	$0	$(6,568)

Total Financial Derivative Instruments	$1,392	$151,100	$0	$152,492

Totals	$517,506	$1,404,543	$0	$1,922,049

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	67

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 77.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
3.490% (LIBOR + 0.023%) due 01/15/2024 ~		$1,773	$1,782

Total Loan Participations and Assignments (Cost $1,769)			1,782

CORPORATE BONDS & NOTES 6.8%

BANKING & FINANCE 4.8%
Ally Financial, Inc.
6.250% due 12/01/2017		2,300	2,316
Banco Bilbao Vizcaya Argentaria S.A.
9.000% (USSW5 + 8.262%) due 05/09/2018 ~(f)		6,800	7,050
Banco Santander S.A.
6.250% (EUSA5 + 5.640%) due 09/11/2021 ~(f)	EUR	600	752
Bank of America Corp.
2.000% due 01/11/2018		$2,519	2,522
2.650% due 04/01/2019		6,900	6,964
5.650% due 05/01/2018		1,000	1,023
5.750% due 12/01/2017		5,700	5,739
7.625% due 06/01/2019		400	437
Barclays Bank PLC
10.179% due 06/12/2021		13,440	16,654
Barclays PLC
6.500% (EUSA5 + 5.875%) due 09/15/2019 ~(f)	EUR	1,200	1,493
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$10,900	11,103
Blackstone CQP Holdco LP
6.500% due 03/20/2021		4,000	4,060
Cooperatieve Rabobank UA
3.875% due 02/08/2022		2,000	2,121
Deutsche Bank AG
4.250% due 10/14/2021		8,250	8,652
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	1,100	1,475
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		$3,100	3,112
General Motors Financial Co., Inc.
2.400% due 04/10/2018		15,300	15,351
3.450% due 04/10/2022		1,300	1,322
Goldman Sachs Group, Inc.
2.485% (US0003M + 1.170%) due 11/15/2021 ~		3,500	3,550
HSBC Holdings PLC
2.801% (US0003M + 1.500%) due 01/05/2022 ~		2,100	2,168
3.400% due 03/08/2021		1,300	1,341
4.300% due 03/08/2026		1,000	1,075
International Lease Finance Corp.
7.125% due 09/01/2018		1,750	1,833
JPMorgan Chase & Co.
4.400% due 07/22/2020		1,200	1,275
LeasePlan Corp. NV
2.500% due 05/16/2018		1,500	1,502
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^(b)		200	13
Lloyds Bank PLC
12.000% (US0003M + 11.756%) due 12/16/2024 ~(f)		5,300	7,184
Lloyds Banking Group PLC
7.625% (BPSW5 + 5.010%) due 06/07/2023 ~(f)	GBP	1,300	1,953
Navient Corp.
5.500% due 01/15/2019		$3,400	3,522
Rio Oil Finance Trust
9.250% due 07/06/2024		1,377	1,438

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Royal Bank of Scotland Group PLC
7.500% (USSW5 + 5.800%) due 08/10/2020 ~(f)		$500	$525
8.000% (USSW5 + 5.720%) due 08/10/2025 ~(f)		200	222
SL Green Realty Corp.
4.500% due 12/01/2022		4,600	4,776
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	930	1,316
Synchrony Financial
2.541% (US0003M + 1.230%) due 02/03/2020 ~		$3,200	3,233
2.700% due 02/03/2020		2,100	2,114
UBS AG
7.625% due 08/17/2022		4,700	5,552
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		700	711
4.125% due 09/24/2025		800	842
Volkswagen Bank GmbH
0.081% (EUR003M + 0.410%) due 11/27/2017 ~	EUR	2,000	2,365
Wells Fargo & Co.
2.600% due 07/22/2020		$3,400	3,448

			144,104

INDUSTRIALS 1.3%
AbbVie, Inc.
3.200% due 11/06/2022		400	410
3.600% due 05/14/2025		300	311
4.700% due 05/14/2045		200	219
Allergan Funding SCS
4.550% due 03/15/2035		1,000	1,070
Amgen, Inc.
3.450% due 10/01/2020		800	830
3.875% due 11/15/2021		100	106
BAT Capital Corp.
2.195% (US0003M + 0.880%) due 08/15/2022 ~		2,600	2,610
2.764% due 08/15/2022		1,800	1,812
Charter Communications Operating LLC
4.464% due 07/23/2022		1,800	1,903
4.908% due 07/23/2025		1,400	1,498
6.384% due 10/23/2035		300	352
6.484% due 10/23/2045		600	707
6.834% due 10/23/2055		100	122
CNH Industrial Capital LLC
3.625% due 04/15/2018		4,500	4,541
CNPC General Capital Ltd.
2.750% due 05/14/2019		200	201
CVS Health Corp.
3.500% due 07/20/2022		100	104
3.875% due 07/20/2025		1,140	1,190
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~		1,500	1,513
Forest Laboratories LLC
4.375% due 02/01/2019		100	102
4.875% due 02/15/2021		186	200
General Motors Co.
2.112% (US0003M + 0.800%) due 08/07/2020 ~		300	300
Kraft Heinz Foods Co.
2.000% due 07/02/2018		300	301
3.500% due 07/15/2022		100	104
3.950% due 07/15/2025		100	103
5.000% due 07/15/2035		100	109
5.200% due 07/15/2045		200	220
Nissan Motor Acceptance Corp.
1.954% (US0003M + 0.650%) due 07/13/2022 ~		3,400	3,400
2.650% due 07/13/2022		2,000	2,006
QUALCOMM, Inc.
4.800% due 05/20/2045		500	550

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		$2,070	$2,067
2.400% due 09/23/2021		1,860	1,855
Time Warner Cable LLC
6.750% due 07/01/2018		1,567	1,623
Williams Partners LP
4.500% due 11/15/2023		1,100	1,172
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		2,200	2,223
3.550% due 04/01/2025		2,100	2,123

			37,957

UTILITIES 0.7%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~		6,100	6,131
2.254% (US0003M + 0.950%) due 07/15/2021 ~		8,100	8,206
4.500% due 05/15/2035		200	198
FirstEnergy Corp.
3.900% due 07/15/2027		2,000	2,039
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(b)		286	187
Petrobras Global Finance BV
5.999% due 01/27/2028		3,969	3,974
Severn Trent Utilities Finance PLC
6.125% due 02/26/2024	GBP	525	881
Verizon Communications, Inc.
3.376% due 02/15/2025		$104	105

			21,721

Total Corporate Bonds & Notes (Cost $200,185)			203,782

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		1,300	1,831
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
6.466% due 08/01/2023		1,100	1,328

			3,159

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		700	805
7.750% due 01/01/2042		1,200	1,300
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035		3,600	4,132

			6,237

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039		100	126

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024		2,820	2,951

Total Municipal Bonds & Notes (Cost $11,232)			12,473

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
1.357% (LIBOR01M + 0.120%) due 03/25/2034 ~		5	5

68	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.367% (LIBOR01M + 0.130%) due 03/25/2036 ~	$206	$197
1.584% (US0001M + 0.350%) due 09/25/2042 ~	163	162
2.568% (H15T1Y + 2.068%) due 09/01/2035 ~	154	161
2.625% (PRIME - 1.625%) due 11/25/2023 ~	26	26
2.737% (LIBOR01M + 1.500%) due 04/25/2024 ~	25	25
2.778% (H15T1Y + 1.711%) due 08/01/2035 ~	151	157
2.865% (H15T1Y + 2.175%) due 10/01/2035 ~	122	129
2.969% (H15T1Y + 2.215%) due 09/01/2031 ~	1	1
3.035% (US0012M + 1.681%) due 10/01/2035 ~	58	61
3.135% (H15T1Y + 2.135%) due 07/01/2032 ~	16	17
3.161% (US0012M + 1.661%) due 10/01/2035 ~	89	94
3.210% (US0012M + 1.610%) due 02/01/2034 ~	72	76
3.229% (H15T1Y + 2.360%) due 11/01/2034 ~	120	127
3.249% (US0012M + 1.636%) due 07/01/2035 ~	130	137
3.395% (US0012M + 1.675%) due 02/01/2035 ~	48	50
3.428% (US0012M + 1.672%) due 08/01/2036 ~	150	157
3.517% (US0012M + 1.797%) due 03/01/2036 ~	444	469
4.000% due 10/01/2030 - 08/01/2042	48,518	51,951
5.500% due 02/01/2024 - 09/01/2027	32	35
Freddie Mac
1.434% (LIBOR01M + 0.200%) due 10/15/2020 ~	7	7
1.634% (LIBOR01M + 0.400%) due 11/15/2043 ~	2,668	2,675
2.030% (12MTA + 1.200%) due 10/25/2044 ~	55	55
2.230% (12MTA + 1.400%) due 07/25/2044 ~	251	255
3.040% (US0012M + 1.345%) due 09/01/2035 ~	35	36
Ginnie Mae
1.634% (LIBOR01M + 0.400%) due 03/16/2032 ~	8	8
1.751% (US0001M + 0.520%) due 08/20/2062 ~	1,935	1,935
2.250% (H15T1Y + 1.500%) due 11/20/2024 ~	24	25
3.500% due 02/15/2045 - 03/15/2045	5,620	5,856
Overseas Private Investment Corp.
4.140% due 05/15/2030	1,084	1,164

Total U.S. Government Agencies (Cost $64,127)		66,053

U.S. TREASURY OBLIGATIONS 46.9%
U.S. Treasury Bonds
2.750% due 08/15/2047	2,200	2,151
4.250% due 05/15/2039	2,000	2,501
4.375% due 11/15/2039	25,100	31,933
4.500% due 08/15/2039	1,200	1,551
U.S. Treasury Inflation Protected Securities
0.125% due 07/15/2022 (j)	14,477	14,549
0.125% due 07/15/2024	47,009	46,539
0.250% due 01/15/2025	93,531	92,599
0.375% due 01/15/2027	16,518	16,319
0.375% due 07/15/2027	47,632	47,166
0.625% due 01/15/2026	3,812	3,863
1.750% due 01/15/2028	1,168	1,308
2.375% due 01/15/2025 (e)(j)	23,245	26,555
2.375% due 01/15/2027	1,335	1,561
2.500% due 01/15/2029	27,363	33,036

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Notes
1.375% due 09/30/2020 (j)		$121,200	$120,293
1.375% due 10/31/2020 (j)		98,300	97,480
1.500% due 08/15/2026 (l)		59,900	56,067
1.750% due 12/31/2020		200,400	200,756
1.750% due 05/15/2023		1,330	1,311
1.875% due 08/31/2022		293,800	292,985
1.875% due 10/31/2022 (j)		91,700	91,363
2.000% due 11/30/2020 (j)		34,100	34,444
2.000% due 07/31/2022 (j)		38,100	38,241
2.000% due 08/15/2025 (l)		12,300	12,087
2.000% due 11/15/2026		37,400	36,437
2.125% due 08/31/2020 (j)		69,100	70,085
2.125% due 05/15/2025 (l)		17,250	17,136
2.250% due 12/31/2023 (l)		3,800	3,835
2.250% due 11/15/2025		800	800
2.250% due 08/15/2027		11,500	11,422

Total U.S. Treasury Obligations (Cost $1,414,733)			1,406,373

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.9%
American Home Mortgage Assets Trust
1.427% (US0001M + 0.190%) due 05/25/2046 ^~		917	782
1.447% (US0001M + 0.210%) due 10/25/2046 ~		306	244
American Home Mortgage Investment Trust
2.956% (US0006M + 1.500%) due 09/25/2045 ~		151	151
3.453% (US0006M + 2.000%) due 02/25/2045 ~		304	312
Banc of America Funding Trust
1.426% (US0001M + 0.190%) due 10/20/2036 ~		501	455
1.466% (US0001M + 0.230%) due 06/20/2047 ~		3,550	3,553
3.597% due 01/20/2047 ^~		36	35
Bear Stearns Adjustable Rate Mortgage Trust
2.820% (H15T1Y + 2.150%) due 08/25/2035 ~		74	74
Bear Stearns ALT-A Trust
3.292% due 08/25/2036 ^~		514	417
3.300% due 07/25/2035 ~		6,220	5,810
3.564% due 05/25/2035 ~		137	137
Berica ABS SRL
0.019% (EUR003M + 0.300%) due 12/31/2055 ~	EUR	215	254
Berica Residential MBS SRL
0.066% (EUR006M + 0.200%) due 03/31/2048 ~		509	600
Citigroup Commercial Mortgage Trust
1.979% due 09/10/2045 ~(a)		$6,315	391
Citigroup Mortgage Loan Trust
3.795% due 09/25/2037 ^~		264	230
Citigroup Mortgage Loan Trust, Inc.
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~		204	206
Countrywide Alternative Loan Trust
1.407% (US0001M + 0.170%) due 11/25/2036 ~		1,635	1,556
1.446% (US0001M + 0.210%) due 03/20/2046 ~		1,036	889
1.446% (US0001M + 0.210%) due 07/20/2046 ^~		615	414
1.787% (US0001M + 0.550%) due 05/25/2035 ~		2,058	1,784
2.939% (12MTA + 2.050%) due 10/20/2035 ~		392	304
3.441% due 06/25/2037 ~		811	710
Countrywide Home Loan Mortgage Pass-Through Trust
1.817% (US0001M + 0.580%) due 04/25/2035 ~		109	104
1.877% (US0001M + 0.640%) due 03/25/2035 ~		66	65
Credit Suisse First Boston Mortgage Securities Corp.
3.090% due 06/25/2033 ~		57	57

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Mortgage Capital Certificates
1.537% (LIBOR01M + 0.300%) due 01/27/2037 ~	$2,135	$1,320
3.356% due 02/27/2037 ~	2,808	2,846
Downey Savings & Loan Association Mortgage Loan Trust
1.497% (US0001M + 0.260%) due 08/19/2045 ~	356	337
3.065% due 07/19/2044 ~	30	31
First Horizon Alternative Mortgage Securities Trust
3.158% due 03/25/2035 ~	96	80
First Horizon Mortgage Pass-Through Trust
3.294% due 08/25/2035 ~	20	17
First Republic Mortgage Loan Trust
1.584% (US0001M + 0.350%) due 11/15/2031 ~	30	29
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049 ~	321	320
GreenPoint Mortgage Funding Trust
1.417% (US0001M + 0.180%) due 01/25/2037 ~	10,932	10,342
GSMSC Pass-Through Trust
1.684% (US0001M + 0.450%) due 12/26/2036 ~	4,532	1,361
GSR Mortgage Loan Trust
3.204% due 09/25/2035 ~	71	73
HomeBanc Mortgage Trust
3.251% due 04/25/2037 ^~	751	648
IndyMac Mortgage Loan Trust
1.447% (US0001M + 0.210%) due 05/25/2046 ~	1,058	1,016
1.537% (US0001M + 0.300%) due 06/25/2037 ^~	261	169
2.017% (US0001M + 0.780%) due 05/25/2034 ~	12	12
3.109% due 12/25/2034 ~	20	20
JPMorgan Alternative Loan Trust
6.000% due 12/27/2036	3,747	3,089
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.684% (LIBOR01M + 1.450%) due 01/15/2033 ~	3,982	3,992
JPMorgan Mortgage Trust
3.642% due 02/25/2035 ~	40	40
6.000% due 01/25/2036 ^	449	382
Merrill Lynch Mortgage Investors Trust
1.447% (US0001M + 0.210%) due 02/25/2036 ~	93	89
1.487% (US0001M + 0.250%) due 11/25/2035 ~	6	6
2.237% (US0001M + 1.000%) due 10/25/2035 ~	19	18
RBSSP Resecuritization Trust
3.311% due 10/26/2035 ~	2,404	2,444
Residential Accredit Loans, Inc. Trust
1.387% (US0001M + 0.150%) due 02/25/2047 ~	4,506	4,448
1.397% (US0001M + 0.160%) due 01/25/2037 ~	11,277	10,604
1.407% (US0001M + 0.170%) due 01/25/2037 ~	6,963	6,218
1.422% (US0001M + 0.185%) due 12/25/2036 ~	171	163
2.281% due 11/25/2037 ~	10,624	9,265
4.042% due 09/25/2034 ~	7,365	7,280
5.000% due 09/25/2036 ^	352	316
6.000% due 03/25/2037 ^	4,092	3,669
Residential Asset Securitization Trust
1.587% (US0001M + 0.350%) due 10/25/2018 ~	32	32
5.500% due 09/25/2035 ^	4,616	4,406
Structured Adjustable Rate Mortgage Loan Trust
2.344% (12MTA + 1.400%) due 01/25/2035 ~	129	122

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	69

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Mortgage Investments Trust
1.357% (US0001M + 0.120%) due 08/25/2036 ~	$14,611	$12,980
1.427% (US0001M + 0.190%) due 07/25/2046 ^~	4,647	3,997
1.457% (US0001M + 0.220%) due 05/25/2036 ~	168	155
1.457% (US0001M + 0.220%) due 05/25/2046 ~	553	317
1.487% (US0001M + 0.250%) due 07/19/2035 ~	100	97
1.517% (US0001M + 0.280%) due 02/25/2036 ^~	320	306
2.076% (12MTA + 1.480%) due 02/25/2036 ^~	1,332	1,337
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.260% due 06/25/2033 ~	31	31
3.282% due 07/25/2032 ~	1	1
UBS-Barclays Commercial Mortgage Trust
1.137% due 03/10/2046 ~(a)	27,699	1,192
WaMu Mortgage Pass-Through Certificates Trust
1.527% (US0001M + 0.290%) due 10/25/2045 ~	1,381	1,389
1.527% (US0001M + 0.290%) due 12/25/2045 ~	18,832	18,612
1.547% (US0001M + 0.310%) due 01/25/2045 ~	68	67
1.877% (US0001M + 0.640%) due 01/25/2045 ~	66	65
Washington Mutual Mortgage Pass-Through Certificates Trust
1.719% (12MTA + 0.830%) due 11/25/2046 ~	4,495	3,880
1.739% (12MTA + 0.850%) due 10/25/2046 ^~	6,566	5,804
Wells Fargo Commercial Mortgage Trust
2.257% (LIBOR01M + 1.030%) due 02/15/2027 ~	2,200	2,199
Wells Fargo Mortgage-Backed Securities Trust
3.530% due 10/25/2033 ~	37	38

Total Non-Agency Mortgage-Backed Securities (Cost $131,742)		147,205

ASSET-BACKED SECURITIES 12.4%
Aames Mortgage Investment Trust
3.262% (US0001M + 2.025%) due 01/25/2035 ~	5,000	4,724
ACE Securities Corp. Home Equity Loan Trust
1.477% (US0001M + 0.240%) due 12/25/2036 ~	17,141	11,260
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
1.687% (US0001M + 0.450%) due 10/25/2035 ~	1,400	1,400
1.707% (US0001M + 0.470%) due 10/25/2035 ~	9,500	8,601
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.747% (US0001M + 0.510%) due 10/25/2035 ~	7,530	7,375
2.257% (US0001M + 1.020%) due 10/25/2034 ~	1,000	1,012
2.362% (US0001M + 1.125%) due 11/25/2034 ~	2,972	2,664
Argent Mortgage Loan Trust
1.717% (LIBOR01M + 0.480%) due 05/25/2035 ~	4,416	4,002
Asset-Backed Funding Certificates Trust
1.697% (US0001M + 0.460%) due 07/25/2035 ~	4,944	4,962
Asset-Backed Securities Corp. Home Equity Loan Trust
2.332% (US0001M + 1.095%) due 02/25/2035 ~	1,398	1,420

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Asset-Backed Securities Trust
1.687% (US0001M + 0.450%) due 08/25/2036 ~	$9,500	$8,688
3.552% due 10/25/2036 ~	550	554
CIT Mortgage Loan Trust
2.587% (LIBOR01M + 1.350%) due 10/25/2037 ~	7,556	7,613
Citigroup Mortgage Loan Trust, Inc.
1.517% (US0001M + 0.280%) due 08/25/2036 ~	14,200	12,461
1.647% (US0001M + 0.410%) due 10/25/2035 ~	1,199	1,201
Countrywide Asset-Backed Certificates
1.377% (US0001M + 0.140%) due 06/25/2035 ~	6,124	5,270
1.377% (US0001M + 0.140%) due 03/25/2037 ~	1,489	1,251
1.417% (US0001M + 0.180%) due 11/25/2047 ^~	2,804	2,198
1.437% (US0001M + 0.200%) due 06/25/2047 ~	3,914	3,389
1.447% (US0001M + 0.210%) due 05/25/2047 ~	8,452	5,739
1.487% (US0001M + 0.250%) due 01/25/2046 ~	6,564	5,461
1.487% (US0001M + 0.250%) due 06/25/2047 ~	2,782	2,300
1.517% (US0001M + 0.280%) due 09/25/2036 ~	4,662	4,654
1.677% (US0001M + 0.440%) due 04/25/2036 ~	11,140	11,098
2.272% (US0001M + 1.035%) due 12/25/2035 ~	5,093	4,439
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021	5,242	5,329
First Franklin Mortgage Loan Trust
1.377% (US0001M + 0.140%) due 09/25/2036 ~	33	33
2.107% (US0001M + 0.870%) due 09/25/2034 ~	1,225	1,223
Fremont Home Loan Trust
1.372% (US0001M + 0.135%) due 10/25/2036 ~	3,853	3,500
1.567% (US0001M + 0.330%) due 01/25/2036 ~	475	435
GE-WMC Mortgage Securities Trust
1.277% (US0001M + 0.040%) due 08/25/2036 ~	9	5
GSAA Trust
1.947% (US0001M + 0.710%) due 06/25/2035 ~	5,000	4,414
GSAMP Trust
1.417% (US0001M + 0.180%) due 11/25/2035 ~	67	22
1.467% (US0001M + 0.230%) due 01/25/2037 ~	7,000	5,920
1.487% (US0001M + 0.250%) due 05/25/2046 ~	12,450	11,161
1.557% (US0001M + 0.320%) due 03/25/2046 ~	10,400	10,026
3.037% (US0001M + 1.800%) due 06/25/2035 ~	6,927	6,874
Home Equity Loan Trust
1.577% (US0001M + 0.340%) due 04/25/2037 ~	11,054	8,486
JPMorgan Mortgage Acquisition Trust
1.497% (US0001M + 0.260%) due 03/25/2037 ~	487	461
1.507% (US0001M + 0.270%) due 05/25/2036 ~	1,700	1,623
Lehman XS Trust
1.397% (US0001M + 0.160%) due 05/25/2036 ~	6,225	6,149
Lockwood Grove CLO Ltd.
2.784% (US0003M + 1.470%) due 04/25/2025 ~	2,200	2,214

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach Mortgage Loan Trust
1.407% (US0001M + 0.170%) due 12/25/2036 ~	$14,041	$7,077
1.497% (US0001M + 0.260%) due 08/25/2045 ~	1,472	1,351
1.797% (US0001M + 0.560%) due 10/25/2034 ~	186	185
1.882% (US0001M + 0.645%) due 11/25/2035 ~	1,000	989
1.972% (US0001M + 0.735%) due 08/25/2035 ~	358	359
MASTR Asset-Backed Securities Trust
1.347% (US0001M + 0.110%) due 11/25/2036 ~	24,057	12,359
1.737% (US0001M + 0.500%) due 10/25/2035 ^~	5,103	4,670
Merrill Lynch Mortgage Investors Trust
1.347% (US0001M + 0.110%) due 07/25/2037 ~	18,918	11,498
1.347% (US0001M + 0.110%) due 08/25/2037 ~	7,518	4,926
Morgan Stanley ABS Capital, Inc. Trust
1.367% (US0001M + 0.130%) due 10/25/2036 ~	1,313	1,217
1.367% (US0001M + 0.130%) due 02/25/2037 ~	7,032	6,020
1.397% (US0001M + 0.160%) due 09/25/2036 ~	1,268	797
1.942% (US0001M + 0.705%) due 12/25/2034 ~	1,455	1,360
NovaStar Mortgage Funding Trust
2.317% (LIBOR01M + 1.080%) due 06/25/2035 ~	3,494	3,536
Option One Mortgage Loan Trust
1.597% (US0001M + 0.360%) due 01/25/2036 ~	7,800	6,530
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.287% (US0001M + 1.050%) due 10/25/2034 ~	1,800	1,811
3.037% (US0001M + 1.800%) due 12/25/2034 ~	1,208	1,232
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037	13,132	7,073
Residential Asset Mortgage Products Trust
1.454% (LIBOR01M + 0.220%) due 12/25/2035 ~	1,295	1,151
1.697% (US0001M + 0.460%) due 10/25/2035 ~	6,890	6,566
Residential Asset Securities Corp. Trust
1.507% (US0001M + 0.270%) due 08/25/2036 ~	15,000	13,960
1.707% (US0001M + 0.470%) due 11/25/2035 ~	4,493	4,244
Securitized Asset-Backed Receivables LLC Trust
1.407% (US0001M + 0.170%) due 08/25/2036 ~	775	355
1.477% (US0001M + 0.240%) due 07/25/2036 ~	8,114	4,768
1.897% (US0001M + 0.660%) due 08/25/2035 ~	4,185	2,680
2.287% (US0001M + 1.050%) due 03/25/2035 ~	2,599	2,443
Soundview Home Loan Trust
1.397% (US0001M + 0.160%) due 10/25/2036 ~	6,936	6,867
1.417% (US0001M + 0.180%) due 02/25/2037 ~	795	315
Specialty Underwriting & Residential Finance Trust
2.212% (US0001M + 0.975%) due 12/25/2035 ~	424	424
Structured Asset Investment Loan Trust
1.367% (US0001M + 0.130%) due 07/25/2036 ~	1,668	1,254
1.387% (US0001M + 0.150%) due 09/25/2036 ~	4,161	3,877
2.167% (US0001M + 0.930%) due 06/25/2035 ~	10,000	8,020

70	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 03/25/2036 ~		$725	$641
1.407% (US0001M + 0.170%) due 12/25/2036 ~		3,431	3,354
2.737% (US0001M + 1.500%) due 04/25/2035 ~		218	214
U.S. Residential Opportunity Fund Trust
3.598% due 10/27/2036		2,794	2,798
Venture CDO Ltd.
1.533% (US0003M + 0.220%) due 07/22/2021 ~		94	94
Vibrant CLO Ltd.
2.213% (US0003M + 0.900%) due 07/24/2024 ~		2,900	2,900
VOLT LLC
3.125% due 09/25/2047		7,160	7,168
3.250% due 04/25/2059		6,195	6,234
3.375% due 04/25/2047		2,699	2,720
3.375% due 05/28/2047		7,115	7,178
3.500% due 03/25/2047		5,156	5,207
3.500% due 02/25/2055		3,832	3,854
4.375% due 11/27/2045		772	776
WaMu Asset-Backed Certificates WaMu Trust
1.462% (US0001M + 0.225%) due 05/25/2047 ~		7,619	6,270

Total Asset-Backed Securities (Cost $342,247)			370,933

SOVEREIGN ISSUES 1.7%
Argentina Government International Bond
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	121,800	7,452
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	15,296	19,030
Brazil Government International Bond
5.625% due 02/21/2047 (h)		$4,400	4,455

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Brazil Notas do Tesouro Nacional (e)
6.000% due 05/15/2035	BRL	29,770	$10,511
6.000% due 05/15/2055		7,600	8,364
Saudi Government International Bond
2.375% due 10/26/2021		$300	296

Total Sovereign Issues (Cost $48,481)			50,108

SHORT-TERM INSTRUMENTS 2.2%

CERTIFICATES OF DEPOSIT 1.5%
Barclays Bank PLC
1.827% due 05/17/2018		11,100	11,105
1.940% due 09/04/2018		9,500	9,508
Norinchukin Bank
2.019% due 10/10/2017		14,500	14,504
2.019% due 10/12/2017		6,300	6,302
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		2,900	2,900

			44,319

COMMERCIAL PAPER 0.1%
Engie
1.590% due 10/04/2017		1,800	1,800
ENI Finance USA, Inc.
1.750% due 10/02/2017		600	600

			2,400

REPURCHASE AGREEMENTS (g) 0.0%
			470

ARGENTINA TREASURY BILLS 0.1%
2.829% due 11/24/2017 - 03/16/2018 (c)(d)		3,900	3,859

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.5%
1.074% due 11/09/2017 - 01/18/2018 (c)(d)(l)(j)	$16,049	$16,007

Total Short-Term Instruments (Cost $67,035)		67,055

Total Investments in Securities (Cost $2,281,551)		2,325,764

	SHARES
INVESTMENTS IN AFFILIATES 22.4%

SHORT-TERM INSTRUMENTS 22.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.4%
PIMCO Short-Term Floating NAV Portfolio III	34,729,297	343,299
PIMCO Short-Term Floating NAV Portfolio IV	32,919,750	329,724

Total Short-Term Instruments (Cost $672,688)		673,023

Total Investments in Affiliates (Cost $672,688)		673,023

Total Investments 100.0% (Cost $2,954,239)		$2,998,787

Financial Derivative Instruments (i)(k) 7.5% (Cost or Premiums, net $23,414)		224,031

Other Assets and Liabilities, net (7.5)%		(223,320)

Net Assets 100.0%		$2,999,498

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Interest only security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$470	U.S. Treasury Notes 1.750% due 05/31/2022	$(480)	$470	$470

Total Repurchase Agreements						$(480)	$470	$470

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	71

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	0.650%	09/18/2017	TBD	(3)	$(4,326)	$(4,327)

Total Reverse Repurchase Agreements						$(4,327)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	1.125%	09/30/2021	$7,100	$(6,914)	$(6,913)

Total Short Sales (0.2)%				$(6,914)	$(6,913)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BRC	$0	$(4,327)	$0	$0	$(4,327)	$4,455	$128
FICC	470	0	0	0	470	(480)	(10)

Master Securities Forward Transaction Agreement
NOM	0	0	0	(6,913)	(6,913)	0	(6,913)

Total Borrowings and Other Financing Transactions	$470	$(4,327)	$0	$(6,913)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$0	$(4,327)	$(4,327)

Total Borrowings	$0	$0	$0	$(4,327)	$(4,327)

Payable liabilities for reverse repurchase agreements					$(4,327)

(h)	Securities with an aggregate market value of $4,455 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(307) at a weighted average interest rate of 0.650%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$137.000	11/24/2017	374	$374	$3	$0
Call - CBOT U.S. Treasury 10-Year Note December Futures	137.500	11/24/2017	39	39	0	0
Call - CBOT U.S. Treasury 10-Year Note December Futures	140.000	11/24/2017	73	73	1	0

					$4	$0

Total Purchased Options					$4	$0

72	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2018	1,404	$ 344,454	$(195)	$0	$(105)
Australia Government 10-Year Bond December Futures	12/2017	29	AUD 2,890	(55)	5	(17)
Euro-Bund 10-Year Bond December Futures	12/2017	2,121	EUR 403,622	(2,915)	526	(551)
Mini MSCI EAFE Index December Futures	12/2017	2,351	$ 232,561	1,702	1,252	(1)
U.S. Treasury 5-Year Note December Futures	12/2017	3,051	358,493	(2,281)	0	(501)
U.S. Treasury 30-Year Bond December Futures	12/2017	730	111,553	(1,885)	23	0
United Kingdom Long Gilt December Futures	12/2017	105	GBP 17,430	(541)	35	(4)

				$(6,170)	$1,841	$(1,179)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2019	1,404	$ (343,787)	$297	$140	$0
Call Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond November Futures	10/2017	352	EUR (187)	103	46	(38)
Euro-Bobl December Futures	12/2017	509	(78,916)	244	30	(18)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	544	(99,748)	601	77	(155)
Put Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond November Futures	10/2017	352	(362)	(149)	38	(33)
U.S. Treasury 2-Year Note December Futures	12/2017	4,529	$ (976,919)	2,895	566	0
U.S. Treasury 10-Year Note December Futures	12/2017	706	(88,471)	1,024	166	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	131	(21,631)	412	0	(53)

				$5,427	$1,063	$(297)

Total Futures Contracts				$(743)	$2,904	$(1,476)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Boston Scientific Corp.	(1.000)%	Quarterly	06/20/2020	0.137%	$ 2,000	$(52)	$5	$(47)	$1	$0
Constellation Energy Group, Inc.	(1.000)	Quarterly	06/20/2020	0.141	1,000	(27)	4	(23)	0	0
Kraft Heinz Foods Co.	(1.000)	Quarterly	09/20/2020	0.227	1,500	(35)	0	(35)	0	0

						$(114)	$9	$(105)	$1	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.783%	$		6,300	$(73)	$154	$81	$0	$(9)
General Motors Co.	5.000	Quarterly	12/20/2021	0.720			1,100	176	17	193	1	0
General Motors Co.	5.000	Quarterly	06/20/2022	0.914			500	88	5	93	0	0
Sprint Communications, Inc.	5.000	Quarterly	09/20/2019	0.500			4,000	232	127	359	1	0
Volvo Treasury AB	1.000	Quarterly	03/20/2021	0.329		EUR	1,200	30	4	34	0	0

								$453	$307	$760	$2	$(9)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.175%	Maturity	01/04/2021	BRL	43,530	$(98)	$ (227)	$ (325)	$ 0	$ (12)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		22,770	(55)	(118)	(173)	0	(6)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		31,600	(79)	(165)	(244)	0	(8)
Pay	3-Month USD-LIBOR	1.100	Semi-Annual	01/23/2018	$	34,800	(47)	0	(47)	2	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020		1,300	17	(1)	16	1	0
Receive(5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		48,800	(458)	48	(410)	28	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	73

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	12/16/2020	$	132,400	$(1,053)	$(172)	$(1,225)	$150	$0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2021		600	13	0	13	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2022		70,000	2,158	7	2,165	117	0
Receive	3-Month USD-LIBOR	1.934	Semi-Annual	09/01/2022		88,300	(56)	351	295	143	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		68,700	(1,077)	(69)	(1,146)	117	0
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		182,900	251	(21)	230	0	(62)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,800	(8)	(2)	(10)	3	0
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		129,100	(204)	(35)	(239)	16	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		198,210	2,996	4,840	7,836	374	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		52,700	3,347	210	3,557	98	0
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		165,900	(3,820)	1,573	(2,247)	323	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/16/2030		6,700	(87)	(18)	(105)	8	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		51,700	(2,076)	(291)	(2,367)	0	(81)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		21,800	289	(116)	173	0	(37)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		6,300	425	4	429	0	(11)
Receive(5)	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		4,200	134	(3)	131	0	(7)
Receive(5)	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		28,400	1,983	(25)	1,958	0	(52)
Receive(5)	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		6,400	197	(5)	192	0	(12)
Pay(5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	54,700	0	(851)	(851)	3	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		3,100	(99)	14	(85)	0	(1)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		38,400	(2,610)	440	(2,170)	0	(46)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		42,500	(1,645)	1,491	(154)	0	(144)
Receive(5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		9,300	3	(116)	(113)	0	(28)
Receive(5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		39,400	0	(491)	(491)	0	(119)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		6,700	(410)	200	(210)	0	(52)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	1,980,000	1,773	222	1,995	141	0
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	6,900	(64)	115	51	0	(3)

							$(360)	$6,789	$6,429	$1,525	$(681)

Total Swap Agreements							$(21)	$7,105	$7,084	$1,528	$(690)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$2,904	$1,528	$4,432	$0	$ (1,476)	$ (690)	$ (2,166)

(j)	Securities with an aggregate market value of $51,389 and cash of $3,058 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

74	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2017	AUD	261,140		$207,747	$2,909	$0
	10/2017		$75,961	AUD	96,729	0	(87)
	11/2017	AUD	96,729		$75,935	88	0
BOA	10/2017	CHF	50,494		53,507	1,363	0
	10/2017	DKK	324,846		49,417	0	(2,177)
	10/2017	ILS	21,984		6,312	92	0
	10/2017		$53,249	DKK	333,146	9	(347)
	10/2017		16,886	NOK	134,542	7	0
	10/2017		83,438	SEK	682,443	350	0
	11/2017	AUD	108,002		$84,752	64	0
	11/2017	NOK	134,542		16,897	0	(7)
	11/2017	SEK	682,443		83,579	0	(348)
	01/2018	DKK	331,080		53,227	351	0
	04/2018		2,920		430	0	(39)
BPS	10/2017		$400	DKK	2,509	0	(1)
	10/2017		944,323	EUR	804,364	6,355	0
	11/2017	AUD	56,409		$44,125	0	(107)
	11/2017	EUR	804,364		945,847	0	(6,349)
	01/2018	KRW	50,835,691		44,464	27	0
CBK	10/2017		$290	ILS	1,037	3	0
	10/2017		680,623	JPY	76,776,578	1,683	0
	10/2017		14,529	ZAR	187,033	0	(719)
	10/2017	ZAR	6,060		$462	14	0
	11/2017	CHF	162,855		168,319	0	(189)
	11/2017	JPY	76,776,578		681,550	0	(1,672)
	11/2017	NOK	18,919		2,382	5	0
	12/2017		$3,281	MXN	59,493	0	(51)
FBF	10/2017	BRL	59,506		$18,673	0	(115)
	10/2017	CHF	135,535		142,017	2,051	0
	10/2017		$18,783	BRL	59,506	5	0
GLM	10/2017	CAD	1,225		$981	0	0
	10/2017	DKK	10,810		1,723	6	0
	10/2017	GBP	420,662		544,330	0	(19,356)
	10/2017	RUB	1,081,802		18,457	0	(244)
	10/2017	SEK	439,969		55,408	1,391	0
	10/2017		$1,884	GBP	1,419	18	0
	11/2017	EUR	15,750	JPY	2,087,253	0	(71)
HUS	10/2017	CHF	46,123		$47,894	263	0
	10/2017	ZAR	194,778		14,728	346	0
	01/2018	EUR	20,855	MXN	438,998	0	(1,053)
	01/2021	BRL	3,010		$464	0	(335)
JPM	10/2017		59,506		18,783	0	(5)
	10/2017	EUR	2,314		2,765	30	0
	10/2017	NZD	3,945		2,821	0	(28)
	10/2017		$18,981	BRL	59,506	0	(193)
	10/2017		1,570	GBP	1,159	0	(17)
	11/2017	BRL	59,506		$18,904	197	0
	12/2017		$6,415	ARS	116,165	44	0
	12/2017		14,912	RUB	863,580	0	(81)
MSB	10/2017	EUR	802,050		$966,630	18,687	0
SCX	10/2017	JPY	76,776,578		708,598	26,291	0
	10/2017	NOK	153,461		19,903	635	0
	10/2017	SEK	242,473		30,681	912	0
	12/2017	SGD	134,096		98,167	0	(758)
SOG	12/2017	KRW	823,513		728	8	0
TOR	11/2017		$231	ARS	4,149	3	0
UAG	10/2017		559,152	GBP	418,084	1,080	0
	11/2017	GBP	418,084		$559,703	0	(1,076)
	12/2017	HKD	735,931		94,282	0	(77)
	12/2017	MXN	443,038		24,275	228	0

Total Forward Foreign Currency Contracts						$65,515	$(35,502)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	75

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019	$	19,800	$2,269	$785
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		19,800	2,269	2,193
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	17,800	468	416
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	18,400	936	449
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	12,700	336	340
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019	$	110,800	4,147	2,893
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		110,800	4,147	4,204
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		36,700	1,899	896
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	19,200	513	491
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017	$	977,200	460	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		151,100	858	253
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		205,000	1,131	958
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		3,600	0	108
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		3,600	0	152
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		57,100	2,745	1,457
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		40,200	4,630	1,828
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		40,200	4,630	4,282
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		300,300	173	0

								$31,611	$21,705

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor(1)	0.150%	3-Month USD-LIBOR	11/28/2017	$	631,100	$568	$10
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	04/05/2018		2,460,100	1,599	395
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	10/26/2017		535,700	54	0

							$2,221	$405

Total Purchased Options							$33,832	$22,110

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018	$	17,486	$(187)	$(178)
CBK	Put - OTC EUR versus JPY	JPY	129.050	12/19/2017	EUR	24,630	(208)	(229)
	Call - OTC EUR versus JPY		138.300	12/19/2017		24,630	(219)	(139)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018	$	5,017	(267)	0
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		27,100	(283)	(277)

							$(1,164)	$(823)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$92,200	$(959)	$(466)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	183,900	(1,958)	(930)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017	29,200	(396)	(219)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	285,400	(3,021)	(1,572)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	32,500	(858)	(337)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017	9,800	(131)	(73)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	42,500	(1,155)	(980)

							$(8,478)	$(4,577)

76	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor(1)	0.040%	3-Month USD-LIBOR	11/28/2017	$1,262,200	$ (656)	$0
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650	3-Month USD-LIBOR	04/05/2018	2,460,100	(246)	(42)
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.000	3-Month USD-LIBOR	10/26/2017	535,700	0	0

						$ (902)	$(42)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	$102.625	11/06/2017	$82,500	$(174)	$(216)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2047	103.625	11/06/2017	82,500	(148)	(88)

					$(322)	$(304)

Total Written Options					$(10,866)	$(5,746)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$ 400	$54	$(10)	$44	$0
GST	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	3,000	415	(88)	327	0

						$469	$(98)	$371	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.933%	Maturity	03/30/2020	EUR	52,400	$(4)	$(95)	$0	$(99)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/ Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	NDDUEAFE Index	9,892	3-Month USD-LIBOR plus a specified spread	Quarterly	11/08/2017	$56,061	$0	$1,722	$1,722	$0
	Receive	NDDUEAFE Index	41,359	3-Month USD-LIBOR plus a specified spread	Quarterly	02/14/2018	234,395	0	7,182	7,182	0
	Receive	NDDUEAFE Index	72,040	3-Month USD-LIBOR plus a specified spread	Maturity	03/21/2018	371,313	0	49,701	49,701	0
DUB	Receive	NDDUEAFE Index	66,398	3-Month USD-LIBOR plus a specified spread	Maturity	07/25/2018	369,589	0	18,824	18,824	0
FBF	Receive	NDDUEAFE Index	72,427	3-Month USD-LIBOR plus a specified spread	Maturity	07/11/2018	407,323	0	16,137	16,137	0
JPM	Receive	NDDUEAFE Index	50,760	3-Month USD-LIBOR plus a specified spread	Maturity	02/14/2018	253,313	0	42,985	42,985	0
	Receive	NDDUEAFE Index	96,505	3-Month USD-LIBOR plus a specified spread	Quarterly	02/22/2018	546,926	0	16,782	16,782	0
	Receive	NDDUEAFE Index	48,660	3-Month USD-LIBOR plus a specified spread	Maturity	08/08/2018	273,267	0	10,651	10,651	0
UBS	Receive	NDDUEAFE Index	16,132	3-Month USD-LIBOR plus a specified spread	Maturity	03/07/2018	83,146	0	11,132	11,132	0

								$0	$175,116	$175,116	$0

Total Swap Agreements								$465	$174,923	$175,487	$(99)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	77

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$2,997	$0	$0	$2,997	$(87)	$0	$0	$(87)	$2,910	$(2,120)	$790
BOA	2,236	0	44	2,280	(2,918)	0	0	(2,918)	(638)	312	(326)
BPS	6,382	2,978	58,605	67,965	(6,457)	(178)	0	(6,635)	61,330	(57,980)	3,350
BRC	0	426	0	426	0	0	0	0	426	(440)	(14)
CBK	1,705	449	0	2,154	(2,631)	(834)	0	(3,465)	(1,311)	1,187	(124)
DUB	0	340	18,824	19,164	0	0	0	0	19,164	(17,190)	1,974
FBF	2,056	0	16,137	18,193	(115)	0	0	(115)	18,078	(16,437)	1,641
GLM	1,415	7,993	0	9,408	(19,671)	(1,149)	(99)	(20,919)	(11,511)	13,449	1,938
GSC	0	0	0	0	0	(304)	0	(304)	(304)	0	(304)
GST	0	0	327	327	0	0	0	0	327	(330)	(3)
HUS	609	0	0	609	(1,388)	0	0	(1,388)	(779)	655	(124)
JPM	271	491	70,418	71,180	(324)	0	0	(324)	70,856	(64,601)	6,255
MSB	18,687	0	0	18,687	0	0	0	0	18,687	(21,320)	(2,633)
MYC	0	9,433	0	9,433	0	(3,004)	0	(3,004)	6,429	(7,120)	(691)
SCX	27,838	0	0	27,838	(758)	0	0	(758)	27,080	(27,850)	(770)
SOG	8	0	0	8	0	(277)	0	(277)	(269)	0	(269)
TOR	3	0	0	3	0	0	0	0	3	0	3
UAG	1,308	0	0	1,308	(1,153)	0	0	(1,153)	155	(10,770)	(10,615)
UBS	0	0	11,132	11,132	0	0	0	0	11,132	0	11,132

Total Over the Counter	$65,515	$22,110	$175,487	$263,112	$(35,502)	$(5,746)	$(99)	$(41,347)

(l) Securities	with an aggregate market value of $15,604 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

78	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$1,252	$0	$1,652	$2,904
Swap Agreements	0	3	0	0	1,525	1,528

	$0	$3	$1,252	$0	$3,177	$4,432

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$65,515	$0	$65,515
Purchased Options	0	0	0	0	22,110	22,110
Swap Agreements	0	371	175,116	0	0	175,487

	$0	$371	$175,116	$65,515	$22,110	$263,112

	$0	$374	$176,368	$65,515	$25,287	$267,544

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$1	$0	$1,475	$1,476
Swap Agreements	0	9	0	0	681	690

	$0	$9	$1	$0	$2,156	$2,166

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$35,502	$0	$35,502
Written Options	0	0	0	823	4,923	5,746
Swap Agreements	0	0	0	0	99	99

	$0	$0	$0	$36,325	$5,022	$41,347

	$0	$9	$1	$36,325	$7,178	$43,513

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(702)	$0	$(40)	$(742)
Written Options	0	0	1,042	0	3,021	4,063
Futures	0	0	22,606	0	4,806	27,412
Swap Agreements	0	136	0	0	14,145	14,281

	$0	$136	$22,946	$0	$21,932	$45,014

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(186,873)	$0	$(186,873)
Purchased Options	0	0	0	2,277	(4,235)	(1,958)
Written Options	0	0	0	2,094	804	2,898
Swap Agreements	0	169	218,234	1	1,878	220,282

	$0	$169	$218,234	$(182,501)	$(1,553)	$34,349

	$0	$305	$241,180	$(182,501)	$20,379	$79,363

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$375	$0	$5	$380
Written Options	0	0	(290)	0	(118)	(408)
Futures	0	0	(336)	0	(3,435)	(3,771)
Swap Agreements	0	73	0	0	(22,817)	(22,744)

	$0	$73	$(251)	$0	$(26,365)	$(26,543)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$53,977	$0	$53,977
Purchased Options	0	0	0	(1,842)	(6,957)	(8,799)
Written Options	0	0	0	(508)	5,467	4,959
Swap Agreements	0	(129)	60,130	0	(1,755)	58,246

	$0	$(129)	$60,130	$51,627	$(3,245)	$108,383

	$0	$(56)	$59,879	$51,627	$(29,610)	$81,840

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	79

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,782	$0	$1,782
Corporate Bonds & Notes
Banking & Finance	0	144,104	0	144,104
Industrials	0	37,957	0	37,957
Utilities	0	21,721	0	21,721
Municipal Bonds & Notes
California	0	3,159	0	3,159
Illinois	0	6,237	0	6,237
Pennsylvania	0	126	0	126
Texas	0	2,951	0	2,951
U.S. Government Agencies	0	66,053	0	66,053
U.S. Treasury Obligations	0	1,406,373	0	1,406,373
Non-Agency Mortgage-Backed Securities	0	147,205	0	147,205
Asset-Backed Securities	0	370,933	0	370,933
Sovereign Issues	0	50,108	0	50,108
Short-Term Instruments
Certificates of Deposit	0	44,319	0	44,319
Commercial Paper	0	2,400	0	2,400
Repurchase Agreements	0	470	0	470
Argentina Treasury Bills	0	3,859	0	3,859
U.S. Treasury Bills	0	16,007	0	16,007

	$0	$2,325,764	$0	$2,325,764

Investments in Affiliates, at Value

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$673,023	$0	$0	$673,023

Total Investments	$673,023	$2,325,764	$0	$2,998,787

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(6,913)	$0	$(6,913)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,904	1,528	0	4,432
Over the counter	0	263,112	0	263,112

	$2,904	$264,640	$0	$267,544

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,476)	(690)	0	(2,166)
Over the counter	0	(41,347)	0	(41,347)

	$(1,476)	$(42,037)	$0	$(43,513)

Total Financial Derivative Instruments	$1,428	$222,603	$0	$224,031

Totals	$674,451	$2,541,454	$0	$3,215,905

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

80	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 122.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
CenturyLink, Inc.
2.750% due 01/31/2025		$2,200	$2,136
Endo Luxembourg Finance Co. SARL
5.500% (LIBOR03M + 4.250%) due 04/29/2024		998	1,009
Energy Future Intermediate Holding Co. LLC
TBD% - 4.236% due 06/23/2018		1,700	1,710
Petrobras Netherlands BV
3.257% (LIB0R03M + 1.835%) due 05/10/2022 +		1,100	1,073
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +		1,400	1,375

Total Loan Participations and Assignments (Cost $7,316)			7,303

CORPORATE BONDS & NOTES 53.6%

BANKING & FINANCE 16.0%
AerCap Ireland Capital DAC
4.500% due 05/15/2021		200	212
Ally Financial, Inc.
3.600% due 05/21/2018		1,200	1,211
Alpha Star Holding Ltd.
6.250% due 04/20/2022		1,200	1,249
American International Group, Inc.
3.900% due 04/01/2026		1,600	1,664
4.500% due 07/16/2044		3,000	3,160
American Tower Corp.
3.125% due 01/15/2027		1,800	1,729
Aviation Loan Trust
3.430% (US0003M + 2.110%) due 12/15/2022 ~		896	892
Banco do Brasil S.A.
6.000% due 01/22/2020		1,300	1,394
Bank of America Corp.
4.100% due 07/24/2023		300	320
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.850% due 09/08/2021		1,800	1,821
Barclays Bank PLC
7.625% due 11/21/2022		2,500	2,877
10.179% due 06/12/2021		740	917
Barclays PLC
7.875% (BPSW5 + 6.099%) due 09/15/2022 ~(f)	GBP	700	1,028
8.000% (EUSA5 + 6.750%) due 12/15/2020 ~(f)	EUR	200	266
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(f)		$1,500	1,588
Bear Stearns Cos. LLC
7.250% due 02/01/2018		700	713
Blackstone CQP Holdco LP
6.000% due 08/18/2021		2,000	1,965
6.500% due 03/20/2021		900	914
BNP Paribas S.A.
7.625% (USSW5 + 6.314%) due 03/30/2021 ~(f)		800	881
BPCE S.A.
4.500% due 03/15/2025		900	935
4.625% due 07/11/2024		1,200	1,256
Carlyle Holdings Finance LLC
5.625% due 03/30/2043		1,100	1,263
Citigroup, Inc.
6.625% due 06/15/2032		600	765
8.125% due 07/15/2039		780	1,237
Cooperatieve Rabobank UA
3.750% due 07/21/2026		1,000	1,016
Credit Suisse Group AG
2.997% due 12/14/2023 ~		2,100	2,096
7.500% (USSW5 + 4.598%) due 12/29/2049 ~(f)		800	906

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 12/11/2023		$1,400	$1,451
Crown Castle International Corp.
4.000% due 03/01/2027		200	205
Deutsche Bank AG
4.250% due 10/14/2021		3,000	3,146
Fidelity National Financial, Inc.
5.500% due 09/01/2022		2,800	3,072
FMR LLC
4.950% due 02/01/2033		2,000	2,235
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		4,086	4,462
Goldman Sachs Group, Inc.
3.064% (US0003M + 1.750%) due 10/28/2027 ~		1,500	1,563
3.272% due 09/29/2025 ~		1,400	1,403
3.691% (US0003M + 1.510%) due 06/05/2028 ~		1,600	1,615
3.850% due 07/08/2024		1,400	1,458
5.375% (US0003M + 3.922%) due 05/10/2020 ~(f)		1,300	1,349
HBOS PLC
6.750% due 05/21/2018		1,900	1,957
HSBC Holdings PLC
6.375% (USISDA05 + 3.705%) due 09/17/2024 ~(f)		900	957
6.500% due 09/15/2037		1,500	1,990
Intercontinental Exchange, Inc.
4.000% due 10/15/2023		3,000	3,225
International Lease Finance Corp.
6.250% due 05/15/2019		1,500	1,595
Jefferies Finance LLC
7.500% due 04/15/2021		1,500	1,560
Jefferies LoanCore LLC
6.875% due 06/01/2020		600	623
JPMorgan Chase & Co.
2.950% due 10/01/2026		1,000	979
5.000% (US0003M + 3.320%) due 07/01/2019 ~(f)		2,400	2,444
Kimco Realty Corp.
2.800% due 10/01/2026		1,600	1,504
Lloyds Banking Group PLC
7.000% (BPSW5 + 5.060%) due 06/27/2019 ~(f)	GBP	800	1,119
MetLife, Inc.
10.750% due 08/01/2069		$2,000	3,350
Mid-America Apartments LP
3.750% due 06/15/2024		1,500	1,548
Morgan Stanley
3.591% (US0003M + 1.340%) due 07/22/2028 ~		1,700	1,704
National Retail Properties, Inc.
3.500% due 10/15/2027		900	882
Nationwide Building Society
4.000% due 09/14/2026		1,600	1,594
Navient Corp.
5.500% due 01/15/2019		700	725
5.625% due 08/01/2033		1,000	868
Old Republic International Corp.
3.875% due 08/26/2026		300	304
Pacific Life Insurance Co.
9.250% due 06/15/2039		1,200	1,976
Principal Life Global Funding
2.250% due 10/15/2018		600	603
Progressive Corp.
3.700% due 01/26/2045		1,400	1,378
Prudential Financial, Inc.
4.600% due 05/15/2044		1,500	1,658
Rio Oil Finance Trust
9.250% due 07/06/2024		471	492
Royal Bank of Scotland Group PLC
7.648% (US0003M + 2.500%) due 09/30/2031 ~(f)		1,900	2,423

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santander UK Group Holdings PLC
7.375% (BPSW5 + 5.543%) due 06/24/2022 ~(f)	GBP	200	291
Spirit Realty LP
4.450% due 09/15/2026		$1,500	$1,500
Springleaf Finance Corp.
5.250% due 12/15/2019		1,800	1,878
SURA Asset Management S.A.
4.375% due 04/11/2027		1,300	1,326
Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044		1,100	1,245
U.S. Bancorp
5.300% (US0003M + 2.914%) due 04/15/2027 ~(f)		200	219
UBS Group Funding Switzerland AG
2.265% (US0003M + 0.950%) due 08/15/2023 ~		2,100	2,101
Wells Fargo & Co.
3.300% due 09/09/2024		2,000	2,034
3.900% due 05/01/2045		700	706
4.400% due 06/14/2046		1,400	1,456
4.900% due 11/17/2045		700	782
5.606% due 01/15/2044		200	243
Wells Fargo Bank N.A.
5.850% due 02/01/2037		750	941
6.600% due 01/15/2038		400	548
Weyerhaeuser Co.
7.375% due 03/15/2032		1,200	1,668
WP Carey, Inc.
4.000% due 02/01/2025		1,600	1,616

			112,246

INDUSTRIALS 25.9%
21st Century Fox America, Inc.
6.150% due 02/15/2041		2,500	3,134
AbbVie, Inc.
4.400% due 11/06/2042		3,100	3,257
Activision Blizzard, Inc.
6.125% due 09/15/2023		1,500	1,609
Allergan Funding SCS
3.800% due 03/15/2025		400	416
Amazon.com, Inc.
3.150% due 08/22/2027		300	302
3.875% due 08/22/2037		3,100	3,143
American Airlines Pass Through Trust
3.000% due 04/15/2030		700	697
3.350% due 04/15/2031		1,600	1,628
3.600% due 04/15/2031		500	509
3.650% due 12/15/2029		487	496
4.375% due 04/01/2024		623	643
Amgen, Inc.
4.563% due 06/15/2048		2,169	2,361
4.950% due 10/01/2041		1,214	1,352
Anadarko Petroleum Corp.
7.950% due 06/15/2039		800	1,063
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026		600	622
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048		1,192	1,281
4.950% due 01/15/2042		1,500	1,704
Anthem, Inc.
4.650% due 01/15/2043		1,600	1,732
Apple, Inc.
2.450% due 08/04/2026		1,500	1,447
3.850% due 05/04/2043		1,300	1,312
Barrick International Barbados Corp.
6.350% due 10/15/2036		600	749
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		800	802
4.390% due 08/15/2037		1,200	1,226
Baxter International, Inc.
2.600% due 08/15/2026		1,500	1,429
Becton Dickinson and Co.
3.734% due 12/15/2024		647	662

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	81

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Boston Scientific Corp.
7.375% due 01/15/2040	$2,000	$2,689
Canadian Pacific Railway Co.
2.900% due 02/01/2025	1,500	1,495
6.125% due 09/15/2115	400	511
Charter Communications Operating LLC
3.750% due 02/15/2028	1,800	1,758
4.200% due 03/15/2028	400	405
5.375% due 05/01/2047	2,500	2,596
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027	1,500	1,553
Comcast Corp.
3.200% due 07/15/2036	1,300	1,222
6.400% due 05/15/2038	50	66
6.500% due 11/15/2035	200	267
6.550% due 07/01/2039	2,000	2,691
6.950% due 08/15/2037	700	977
7.050% due 03/15/2033	600	823
CVS Pass-Through Trust
4.704% due 01/10/2036	3,137	3,367
Dell International LLC
4.420% due 06/15/2021	200	210
5.450% due 06/15/2023	2,500	2,745
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	600	883
Discovery Communications LLC
4.950% due 05/15/2042	2,700	2,676
DISH DBS Corp.
7.875% due 09/01/2019	1,064	1,165
Domtar Corp.
6.750% due 02/15/2044	1,500	1,664
Ecopetrol S.A.
4.250% due 09/18/2018	2,000	2,045
7.375% due 09/18/2043	2,000	2,286
Enbridge, Inc.
4.500% due 06/10/2044	1,500	1,514
Encana Corp.
6.500% due 08/15/2034	500	586
Energy Transfer LP
4.050% due 03/15/2025	1,800	1,827
6.625% due 10/15/2036	500	570
7.500% due 07/01/2038	400	492
Enterprise Products Operating LLC
4.450% due 02/15/2043	2,600	2,681
5.750% due 03/01/2035	200	229
EQT Midstream Partners LP
4.125% due 12/01/2026	400	401
Fidelity National Information Services, Inc.
3.000% due 08/15/2026	600	583
Ford Motor Co.
7.450% due 07/16/2031	2,200	2,854
General Electric Co.
6.750% due 03/15/2032	831	1,156
6.875% due 01/10/2039	344	505
General Motors Co.
4.200% due 10/01/2027	300	305
5.150% due 04/01/2038	1,900	1,953
Goldcorp, Inc.
5.450% due 06/09/2044	1,600	1,802
GTL Trade Finance, Inc.
5.893% due 04/29/2024	792	852
Hess Corp.
5.800% due 04/01/2047	1,500	1,540
Hyundai Capital America
2.325% (US0003M + 1.000%) due 09/18/2020 ~	4,100	4,103
3.250% due 09/20/2022	4,400	4,396
International Paper Co.
3.000% due 02/15/2027	1,500	1,459
Kaiser Foundation Hospitals
4.150% due 05/01/2047	1,500	1,610
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038	1,500	1,824

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kinder Morgan, Inc.
2.589% (US0003M + 1.280%) due 01/15/2023 ~	$200	$200
Kraft Heinz Foods Co.
1.879% (US0003M + 0.570%) due 02/10/2021 ~	1,700	1,702
3.000% due 06/01/2026	1,000	961
6.500% due 02/09/2040	800	1,009
Laboratory Corp. of America Holdings
4.700% due 02/01/2045	1,200	1,240
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025	588	594
Macy’s Retail Holdings, Inc.
6.900% due 04/01/2029	500	531
Masco Corp.
7.750% due 08/01/2029	1,118	1,475
Medtronic, Inc.
4.625% due 03/15/2045	2,100	2,395
Microsoft Corp.
3.750% due 02/12/2045	1,300	1,332
Mylan NV
5.250% due 06/15/2046	100	109
NBCUniversal Media LLC
6.400% due 04/30/2040	1,100	1,484
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	950	1,063
NVIDIA Corp.
3.200% due 09/16/2026	1,700	1,694
ONEOK Partners LP
6.200% due 09/15/2043	2,000	2,286
Oracle Corp.
3.850% due 07/15/2036	1,500	1,555
4.125% due 05/15/2045	1,900	2,001
4.500% due 07/08/2044	1,500	1,663
Owens Corning
3.400% due 08/15/2026	1,300	1,284
Park Aerospace Holdings Ltd.
5.500% due 02/15/2024	200	211
Petroleos Mexicanos
5.500% due 06/27/2044	4,000	3,740
5.625% due 01/23/2046	1,100	1,027
6.500% due 03/13/2027	1,600	1,778
6.500% due 06/02/2041	1,000	1,048
PetSmart, Inc.
5.875% due 06/01/2025	500	439
Pfizer, Inc.
7.200% due 03/15/2039	670	990
Pride International LLC
7.875% due 08/15/2040	200	171
QVC, Inc.
5.950% due 03/15/2043	2,100	2,053
Reynolds American, Inc.
6.150% due 09/15/2043	2,000	2,516
Rockies Express Pipeline LLC
6.875% due 04/15/2040	1,200	1,338
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027	1,500	1,600
SFR Group S.A.
7.375% due 05/01/2026	1,100	1,189
Siemens Financieringsmaatschappij NV
3.300% due 09/15/2046	1,500	1,385
Southern Co.
3.250% due 07/01/2026	800	792
Southern Copper Corp.
5.250% due 11/08/2042	1,000	1,064
Studio City Co. Ltd.
7.250% due 11/30/2021	1,600	1,718
Suncor Energy, Inc.
6.500% due 06/15/2038	200	261
Sunoco Logistics Partners Operations LP
3.900% due 07/15/2026	500	497
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	100	128

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.375% due 06/15/2032	$2,400	$3,101
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022	100	97
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	29	31
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023	500	479
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	1,800	1,834
Thomson Reuters Corp.
5.650% due 11/23/2043	3,500	4,126
Time Warner Cable LLC
5.500% due 09/01/2041	1,297	1,351
5.875% due 11/15/2040	400	440
6.550% due 05/01/2037	700	824
Time Warner, Inc.
4.650% due 06/01/2044	200	196
6.250% due 03/29/2041	100	120
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	100	130
7.250% due 08/15/2038	300	418
Triumph Group, Inc.
4.875% due 04/01/2021	1,000	989
Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025	408	438
United Airlines Pass-Through Trust
4.000% due 10/11/2027	888	942
UnitedHealth Group, Inc.
6.625% due 11/15/2037	1,300	1,808
Vale Overseas Ltd.
6.875% due 11/10/2039	1,600	1,837
Vessel Management Services, Inc.
3.432% due 08/15/2036	1,888	1,941
Viacom, Inc.
5.250% due 04/01/2044	1,300	1,249
VMware, Inc.
3.900% due 08/21/2027	700	709
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	1,400	1,681
6.200% due 04/15/2038	713	970
Waste Management, Inc.
4.100% due 03/01/2045	1,300	1,378
Williams Cos., Inc.
8.750% due 03/15/2032	137	178
Williams Partners LP
4.900% due 01/15/2045	1,500	1,527
Woodside Finance Ltd.
3.700% due 09/15/2026	1,600	1,604
Wynn Macau Ltd.
5.500% due 10/01/2027	1,900	1,932

		181,765

UTILITIES 11.7%
Alabama Power Co.
3.750% due 03/01/2045	1,300	1,306
Anadarko Finance Co.
7.500% due 05/01/2031	900	1,122
Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,902
7.000% due 04/01/2038	100	140
AT&T, Inc.
3.875% due 08/15/2021	1,600	1,676
4.500% due 03/09/2048	2,073	1,918
4.550% due 03/09/2049	3,750	3,475
4.750% due 05/15/2046	1,000	967
4.800% due 06/15/2044	2,400	2,342
5.150% due 02/14/2050	3,400	3,439
5.300% due 08/14/2058	100	101
5.350% due 09/01/2040	361	380
5.450% due 03/01/2047	1,400	1,486
Berkshire Hathaway Energy Co.
5.950% due 05/15/2037	400	507
6.500% due 09/15/2037	1,600	2,144

82	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
British Telecommunications PLC
9.125% due 12/15/2030	$600	$910
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	915	401
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	1,200	1,279
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	562
Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	928
Emera, Inc.
6.750% (US0003M + 5.440%) due 06/15/2076 ~	1,400	1,600
Enable Midstream Partners LP
5.000% due 05/15/2044	1,900	1,855
FirstEnergy Corp.
7.375% due 11/15/2031	400	533
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	1,000	1,112
Indiana Michigan Power Co.
6.050% due 03/15/2037	500	633
Koninklijke KPN NV
8.375% due 10/01/2030	2,000	2,786
Majapahit Holding BV
7.750% due 01/20/2020	900	1,006
Millicom International Cellular S.A.
5.125% due 01/15/2028	2,500	2,534
NGPL PipeCo LLC
7.768% due 12/15/2037	700	875
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,479
Pacific Gas & Electric Co.
5.400% due 01/15/2040	200	246
5.800% due 03/01/2037	1,000	1,277
PacifiCorp
6.000% due 01/15/2039	1,300	1,710
Petrobras Global Finance BV
5.299% due 01/27/2025	100	100
5.999% due 01/27/2028	700	701
6.875% due 01/20/2040	1,600	1,624
7.375% due 01/17/2027	2,700	2,978
Plains All American Pipeline LP
4.700% due 06/15/2044	1,100	999
5.150% due 06/01/2042	1,400	1,325
6.650% due 01/15/2037	100	111
Progress Energy, Inc.
7.750% due 03/01/2031	400	567
Regency Energy Partners LP
5.000% due 10/01/2022	900	973
SES S.A.
5.300% due 04/04/2043	1,800	1,722
Shell International Finance BV
3.625% due 08/21/2042	1,100	1,055
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	1,345
Southern California Edison Co.
5.625% due 02/01/2036	200	249
6.000% due 01/15/2034	300	382
Telefonica Europe BV
8.250% due 09/15/2030	2,500	3,518
Verizon Communications, Inc.
4.125% due 08/15/2046	1,800	1,642
4.672% due 03/15/2055	3,422	3,272
5.012% due 08/21/2054	8,500	8,570
5.250% due 03/16/2037	1,800	1,979
Virginia Electric & Power Co.
8.875% due 11/15/2038	1,000	1,683
Wisconsin Electric Power Co.
4.300% due 12/15/2045	2,400	2,555

		81,981

Total Corporate Bonds & Notes (Cost $357,620)		375,992

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 2.0%

CALIFORNIA 0.7%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	$200	$291
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	2,196
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	2,000	2,158

		4,645

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,457	3,107

NEVADA 0.0%
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.100% due 06/01/2039	200	217

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	522

NEW YORK 0.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	400	524
6.814% due 11/15/2040	1,400	1,969

		2,493

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	300	314

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	1,700	2,599

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	93

Total Municipal Bonds & Notes (Cost $11,988)		13,990

U.S. GOVERNMENT AGENCIES 10.8%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (c)	20,000	13,514
3.500% due 08/01/2046	5,204	5,390
3.980% due 07/01/2021	2,500	2,653
5.625% due 04/17/2028	100	126
6.210% due 08/06/2038	9,643	14,170
Fannie Mae, TBA
3.000% due 11/01/2047	13,200	13,217
Freddie Mac
0.000% due 03/15/2031 (c)	1,100	728
5.000% due 04/15/2038	116	127
6.250% due 07/15/2032	500	704
6.750% due 03/15/2031	2,800	4,040
Ginnie Mae
3.500% due 11/20/2044	1,450	1,475

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 10/20/2037	$517	$638
Israel Government AID Bond
5.500% due 09/18/2033	1,800	2,408
Residual Funding Corp. STRIPS
0.000% due 10/15/2020 - 04/15/2030 (c)	16,400	12,771
Resolution Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (c)	2,300	1,599
Small Business Administration
5.290% due 12/01/2027	146	156
Tennessee Valley Authority
4.875% due 01/15/2048	1,050	1,330
5.250% due 09/15/2039	400	525

Total U.S. Government Agencies (Cost $69,653)		75,571

U.S. TREASURY OBLIGATIONS 43.5%
U.S. Treasury Bonds
2.500% due 02/15/2046 (j)	8,484	7,888
2.500% due 05/15/2046	8,049	7,475
2.750% due 08/15/2042 (j)(l)	9,800	9,679
2.750% due 08/15/2047	3,100	3,031
2.875% due 05/15/2043	13,737	13,841
2.875% due 11/15/2046	4,035	4,047
3.000% due 05/15/2045 (j)(l)	3,400	3,500
3.000% due 05/15/2047 (h)	98,336	101,132
3.125% due 02/15/2043 (h)	23,800	25,101
3.500% due 02/15/2039	552	623
4.250% due 05/15/2039	1,879	2,350
4.375% due 05/15/2040 (j)(l)	1,200	1,529
4.375% due 02/15/2038 (h)	17,822	22,641
4.500% due 05/15/2038	1,504	1,942
5.000% due 05/15/2037	2,658	3,632
U.S. Treasury Inflation Protected Securities (e)
0.750% due 02/15/2045 (j)	936	892
1.375% due 02/15/2044 (j)	8,639	9,533
2.375% due 01/15/2025	717	819
U.S. Treasury Notes
2.125% due 07/31/2024 (j)	4,338	4,330
2.250% due 02/15/2027 (h)	46,500	46,207
U.S. Treasury STRIPS (c)
0.000% due 05/15/2032	1,100	746
0.000% due 11/15/2032	7,400	4,936
0.000% due 08/15/2033	2,500	1,630
0.000% due 11/15/2033	500	323
0.000% due 05/15/2034	600	382
0.000% due 11/15/2034	200	125
0.000% due 05/15/2037	400	238
0.000% due 08/15/2040	18,800	9,835
0.000% due 11/15/2040	12,200	6,326
0.000% due 08/15/2042	2,600	1,268
0.000% due 05/15/2043	5,800	2,756
0.000% due 11/15/2043	1,000	468
0.000% due 11/15/2044	13,200	5,998
0.000% due 02/15/2045	200	90

Total U.S. Treasury Obligations (Cost $299,401)		305,313

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.4%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	1,200	1,363
American Home Mortgage Investment Trust
1.817% (US0001M + 0.580%) due 11/25/2045 ~	1,661	1,638
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	1,100	1,196
5.122% due 08/10/2035 ~	700	747
Bear Stearns Adjustable Rate Mortgage Trust
3.423% due 01/25/2035 ~	5	5
Citigroup Mortgage Loan Trust, Inc.
3.573% due 03/25/2034 ~	89	90

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	83

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DBUBS Mortgage Trust
2.587% (LIBOR01M + 1.350%) due 07/12/2044 ~	$896	$906
Downey Savings & Loan Association Mortgage Loan Trust
3.065% due 07/19/2044 ~	51	52
GSMPS Mortgage Loan Trust
1.587% (US0001M + 0.350%) due 01/25/2036 ~	1,387	1,207
Homestar Mortgage Acceptance Corp.
1.937% (US0001M + 0.700%) due 06/25/2034 ~	469	473
Hudson’s Bay Simon JV Trust
5.629% due 08/05/2034 ~	1,400	1,372
IndyMac Mortgage Loan Trust
1.417% (LIBOR01M + 0.180%) due 07/25/2047 ~	161	119
1.427% (LIBOR01M + 0.190%) due 04/25/2037 ~	1,509	1,332
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046	1,130	1,143
Merrill Lynch Mortgage Investors Trust
2.237% (US0001M + 1.000%) due 10/25/2035 ~	729	700
3.217% due 11/25/2035 ~	1,318	1,328
RBSSP Resecuritization Trust
3.085% due 12/25/2035 ~	1,080	1,085
SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2043 ~	1,600	1,594
Structured Adjustable Rate Mortgage Loan Trust
3.452% due 02/25/2034 ~	16	16
Structured Asset Mortgage Investments Trust
1.427% (US0001M + 0.190%) due 07/25/2046 ^~	71	66
1.457% (US0001M + 0.220%) due 05/25/2036 ~	135	124
WaMu Mortgage Pass-Through Certificates Trust
1.607% (US0001M + 0.370%) due 05/25/2034 ~	1,318	1,207
1.657% (US0001M + 0.420%) due 06/25/2044 ~	183	178
2.207% (COF 11 + 1.500%) due 08/25/2046 ~	1,306	1,280
2.505% due 01/25/2037 ~	1,354	1,283
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	1,300	1,370
Wells Fargo Mortgage Loan Trust
3.040% (H15T1Y + 2.250%) due 02/27/2036 ~	1,436	1,463
Wells Fargo Mortgage-Backed Securities Trust
3.117% due 01/25/2035 ~	504	519

Total Non-Agency Mortgage-Backed Securities (Cost $23,359)		23,856

ASSET-BACKED SECURITIES 5.3%
Accredited Mortgage Loan Trust
2.107% (US0001M + 0.870%) due 01/25/2035 ~	972	946
Blue Hill CLO Ltd.
2.484% (US0003M + 1.180%) due 01/15/2026 ~	1,400	1,405
CIFC Funding Ltd.
2.511% (US0003M + 1.200%) due 01/29/2025 ~	742	743
2.704% (US0003M + 1.400%) due 01/17/2027 ~	2,000	2,012
CIT Mortgage Loan Trust
2.587% (LIBOR01M + 1.350%) due 10/25/2037 ~	1,327	1,337
Countrywide Asset-Backed Certificates
1.707% (US0001M + 0.470%) due 04/25/2036 ~	1,800	1,580

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Asset-Backed Certificates Trust
1.937% (US0001M + 0.700%) due 11/25/2035 ~		$1,600	$1,599
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021		1,191	1,211
Equifirst Loan Securitization Trust
1.407% (US0001M + 0.170%) due 04/25/2037 ~		1,357	1,272
First Franklin Mortgage Loan Trust
2.187% (US0001M + 0.950%) due 07/25/2033 ~		1,349	1,297
GoldenTree Loan Opportunities Ltd.
2.681% (US0003M + 1.370%) due 10/29/2026 ~		1,900	1,919
HSI Asset Securitization Corp. Trust
1.397% (US0001M + 0.160%) due 05/25/2037 ~		1,202	1,184
IXIS Real Estate Capital Trust
1.867% (US0001M + 0.630%) due 02/25/2036 ~		1,430	1,412
JPMorgan Mortgage Acquisition Trust
1.457% (US0001M + 0.220%) due 07/25/2036 ~		1,620	1,601
1.687% (US0001M + 0.450%) due 11/25/2036 ~		1,615	1,521
NYMT Residential
4.000% due 03/25/2021		501	504
RAAC Trust
1.917% (US0001M + 0.680%) due 05/25/2044 ~		1,053	1,042
Securitized Asset-Backed Receivables LLC Trust
1.477% (US0001M + 0.240%) due 03/25/2036 ~		1,207	1,180
SLM Student Loan Trust
2.814% (US0003M + 1.500%) due 04/25/2023 ~		189	194
Specialty Underwriting & Residential Finance Trust
1.627% (US0001M + 0.390%) due 12/25/2036 ~		1,400	1,388
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~		816	817
Structured Asset Investment Loan Trust
1.387% (US0001M + 0.150%) due 06/25/2036 ~		1,257	1,228
1.397% (US0001M + 0.160%) due 05/25/2036 ~		1,309	1,232
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036		831	834
VOLT LLC
3.125% due 09/25/2047		3,500	3,504
3.375% due 04/25/2047		1,125	1,133
3.375% due 05/28/2047		1,237	1,248
WhiteHorse Ltd.
2.511% (US0003M + 1.200%) due 02/03/2025 ~		1,558	1,564

Total Asset-Backed Securities (Cost $35,896)			36,907

SOVEREIGN ISSUES 1.3%
Argentina Government International Bond
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	5,600	343
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		$800	852
Colombia Government International Bond
6.125% due 01/18/2041		1,200	1,414
Mexico Government International Bond
4.600% due 01/23/2046		534	541
Saudi Government International Bond
3.625% due 03/04/2028 (a)		300	299
4.500% due 10/26/2046		1,300	1,300
4.625% due 10/04/2047 (a)		2,800	2,813

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Spain Government International Bond
5.150% due 10/31/2044	EUR	700	$1,202

Total Sovereign Issues (Cost $8,459)			8,764

SHORT-TERM INSTRUMENTS 1.9%

COMMERCIAL PAPER 0.7%
Deutsche Telekom AG
1.527% due 11/09/2017		$1,400	1,398
1.667% due 01/30/2018		1,500	1,491
Entergy Corp.
1.587% due 10/31/2017		900	899
1.680% due 11/17/2017		900	898

			4,686

REPURCHASE AGREEMENTS (g) 0.0%
			134

ARGENTINA TREASURY BILLS 0.5%
2.887% due 11/24/2017 - 09/28/2018 (b)(c)		3,900	3,846

MEXICO TREASURY BILLS 0.5%
6.932% due 11/30/2017 (c)(d)	MXN	66,000	3,581

U.S. TREASURY BILLS 0.2%
1.022% due 01/04/2018 (b)(c)(h)		$1,483	1,479

Total Short-Term Instruments (Cost $13,455)			13,726

Total Investments in Securities (Cost $827,147)			861,422

		SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		14,068	139

Total Short-Term Instruments (Cost $139)			139

Total Investments in Affiliates (Cost $139)			139

Total Investments 122.8% (Cost $827,286)			$861,561

Financial Derivative Instruments (i)(k) 0.7%
(Cost or Premiums, net $(2,253))			5,221

Other Assets and Liabilities, net (23.5)%			(164,934)

Net Assets 100.0%			$701,848

84	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$134	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(137)	$134	$134

Total Repurchase Agreements						$(137)	$134	$134

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.240%	08/21/2017	10/20/2017	$(705)	$(705)
BOS	1.300	09/29/2017	10/02/2017	(893)	(893)
	1.350	09/19/2017	10/03/2017	(3,574)	(3,576)
	1.360	09/27/2017	10/04/2017	(1,419)	(1,419)
BSN	1.250	09/20/2017	10/27/2017	(13,926)	(13,932)
DEU	1.270	09/21/2017	10/05/2017	(645)	(645)
GRE	1.170	09/07/2017	10/12/2017	(50,144)	(50,185)
	1.170	09/15/2017	10/12/2017	(948)	(949)
	1.280	08/18/2017	10/18/2017	(107)	(107)
SGY	1.180	09/21/2017	10/05/2017	(4,141)	(4,143)

Total Reverse Repurchase Agreements					$(76,554)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	1.280%	09/06/2017	11/06/2017	$(437)	$(437)
GSC	1.200	09/08/2017	10/12/2017	(31,563)	(31,552)
	1.220	09/11/2017	10/11/2017	(1,721)	(1,721)
	1.230	09/12/2017	10/12/2017	(13,291)	(13,287)
UBS	1.210	08/08/2017	10/11/2017	(30,428)	(30,419)
	1.210	08/09/2017	10/10/2017	(3,203)	(3,201)

Total Sale-Buyback Transactions					$(80,617)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.5)%
Fannie Mae, TBA	3.500%	10/01/2047	$4,900	$(5,078)	$(5,050)
Fannie Mae, TBA	3.500	11/01/2047	5,000	(5,158)	(5,144)

Total Short Sales (1.5)%				$(10,236)	$(10,194)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	85

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(705)	$0	$(705)	$696	$(9)
BOS	0	(5,888)	0	(5,888)	5,783	(105)
BSN	0	(13,932)	0	(13,932)	13,711	(221)
DEU	0	(645)	0	(645)	635	(10)
FICC	134	0	0	134	(137)	(3)
GRE	0	(51,241)	0	(51,241)	50,718	(523)
SGY	0	(4,143)	0	(4,143)	4,056	(87)

Master Securities Forward Transaction Agreement
BPG	0	0	(437)	(437)	422	(15)
GSC	0	0	(46,560)	(46,560)	46,105	(455)
UBS	0	0	(33,620)	(33,620)	33,279	(341)

Total Borrowings and Other Financing Transactions	$134	$(76,554)	$(80,617)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(76,554)	$0	$0	$(76,554)

Total	$0	$(76,554)	$0	$0	$(76,554)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(80,180)	(437)	0	(80,617)

Total	$0	$(80,180)	$(437)	$0	$(80,617)

Total Borrowings	$0	$(156,734)	$(437)	$0	$(157,171)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(157,171)

(h)	Securities with an aggregate market value of $155,415 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(118,430) at a weighted average interest rate of 1.015%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(26) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$124.000	11/24/2017	32	$32	$(6)	$(6)
Call - CBOT U.S. Treasury 10-Year Note December Futures	127.000	11/24/2017	32	32	(10)	(10)
Put - CBOT U.S. Treasury 10-Year Note November Futures	123.500	10/27/2017	32	32	(9)	(2)
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.000	10/27/2017	219	219	(57)	(92)
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.500	10/27/2017	17	17	(5)	(12)
Put - CBOT U.S. Treasury 10-Year Note November Futures	126.000	10/27/2017	18	18	(6)	(18)
Call - CBOT U.S. Treasury 10-Year Note November Futures	127.500	10/27/2017	16	16	(3)	(1)
Call - CBOT U.S. Treasury 10-Year Note November Futures	128.000	10/27/2017	49	49	(11)	(2)
Call - CBOT U.S. Treasury 10-Year Note November Futures	129.000	10/27/2017	18	18	(5)	(1)

					$(112)	$(144)

Total Written Options					$(112)	$(144)

86	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	12/2017	3,096	$389,492	$5,407	$1,300	$0
S&P 500 Index December Futures	12/2017	262	164,805	1,573	550	0
U.S. Treasury 10-Year Note December Futures	12/2017	94	11,779	(122)	0	(22)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	85	14,036	(212)	35	0

Total Futures Contracts				$6,646	$1,885	$(22)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	06/20/2022	0.548%	$	700	$13	$2	$15	$0	$0
Deutsche Bank AG	1.000	Quarterly	12/20/2017	0.209	EUR	600	3	(1)	2	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.457	$	1,100	16	6	22	0	0
Nordstrom, Inc.	1.000	Quarterly	06/20/2022	3.041		500	(45)	1	(44)	0	(2)
U.S. Steel Corp.	5.000	Quarterly	06/20/2022	3.152		700	(23)	79	56	2	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2021	0.521	EUR	500	(2)	13	11	0	0

							$(38)	$100	$62	$2	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-27 5-Year Index	(1.000)%	Quarterly	12/20/2021	$	3,200	$(47)	$(26)	$(73)	$0	$0
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		4,100	(65)	(22)	(87)	0	(1)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	12,250	(227)	(135)	(362)	0	(7)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		15,650	(415)	(5)	(420)	0	(10)
CDX.HY-27 5-Year Index	(5.000)	Quarterly	12/20/2021	$	2,772	(188)	(34)	(222)	0	(4)

						$(942)	$(222)	$(1,164)	$0	$(22)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	3-Month CAD-Bank Bill	1.450%	Semi-Annual	12/13/2019	CAD	27,200	$(240)	$25	$(215)	$28	$0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2019	$	10,800	(375)	262	(113)	6	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		24,800	(185)	95	(90)	16	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	07/12/2023		11,600	81	(49)	32	20	0
Receive	3-Month USD-LIBOR	2.350	Semi-Annual	10/02/2025		700	(43)	30	(13)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		800	(45)	39	(6)	2	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		27,250	(636)	1,690	1,054	51	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		2,700	234	(58)	176	5	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		4,400	(167)	6	(161)	0	(7)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048	GBP	350	(19)	8	(11)	0	(3)
Pay	28-Day MXN-TIIE	7.320	Lunar	11/09/2021	MXN	50,700	(16)	68	52	0	(5)
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026		12,800	(76)	29	(47)	0	(2)
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		43,500	(246)	98	(148)	0	(6)
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		35,000	(38)	84	46	0	(4)
Pay	UKRPI	3.585	Maturity	10/15/2046	GBP	150	0	11	11	1	0

							$(1,771)	$2,338	$567	$130	$(27)

Total Swap Agreements							$(2,751)	$2,216	$(535)	$132	$(51)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	87

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,885	$132	$2,017	$(144)	$(22)	$(51)	$(217)

(j)	Securities with an aggregate market value of $22,330 and cash of $3,385 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017	ARS	10,647		$613	$0	$(2)
	10/2017	BRL	7,989		2,552	30	0
	10/2017		$1,210	ARS	21,293	10	0
	10/2017		2,522	BRL	7,989	1	0
	11/2017		2,542		7,989	0	(31)
	11/2017		3,095	TRY	11,270	27	0
BPS	10/2017		1,746	IDR	23,536,080	0	0
CBK	10/2017	EUR	1,131		$1,349	12	0
	11/2017		$425	ARS	7,127	0	(21)
DUB	10/2017	BRL	7,989		$2,522	0	(1)
	10/2017		$2,518	BRL	7,989	4	0
FBF	12/2017	INR	109,816		$1,675	7	0
	12/2017	TWD	93,274		3,125	46	0
GLM	10/2017	CAD	388		311	0	0
	10/2017	GBP	1,756		2,272	0	(81)
HUS	02/2018	ARS	6,942		370	0	(2)
JPM	12/2017		$1,670	INR	109,432	0	(8)
NGF	11/2017	MXN	66,000		$3,201	0	(389)
	01/2018		$668	ARS	12,297	5	0
RYL	11/2017		1,141		19,032	0	(63)
SOG	12/2017	KRW	7,676,196		$6,785	78	0

Total Forward Foreign Currency Contracts						$220	$(598)

88	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$16,900	$ 311	$ 335

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450%	06/28/2019	$	100	$8	$9
BRC	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	02/15/2018	GBP	7,400	53	15
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	06/11/2018	$	6,700	81	62
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	02/15/2018	GBP	7,800	54	16
JPM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	02/05/2018		17,000	121	19
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.695	06/08/2018	$	8,100	103	76
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	06/28/2019		100	8	10

								$428	$207

Total Purchased Options								$739	$542

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-28 5-Year	Sell	0.800%	11/15/2017	$ 9,200	$(10)	$(1)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC EUR versus USD	$	1.213	11/30/2017	EUR	1,700	$(9)	$(9)
	Call - OTC USD versus MXN	MXN	18.150	10/17/2017	$	1,200	(5)	(14)
CBK	Call - OTC EUR versus USD	$	1.207	10/12/2017	EUR	1,100	(7)	(1)
	Call - OTC EUR versus USD		1.240	11/09/2017		3,080	(16)	(2)
	Call - OTC USD versus TRY	TRY	3.700	10/26/2017	$	3,600	(14)	(13)
FBF	Call - OTC USD versus BRL	BRL	3.300	10/27/2017		1,500	(6)	(4)
	Call - OTC USD versus MXN	MXN	18.250	10/25/2017		2,100	(10)	(23)
JPM	Call - OTC USD versus ZAR	ZAR	14.000	11/01/2017		2,700	(17)	(17)
SCX	Call - OTC USD versus ZAR		13.750	10/24/2017		3,800	(27)	(38)

							$(111)	$(121)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$4,300	$ (39)	$ 0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	06/28/2019	$ 500	$(7)	$(11)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	06/28/2019	500	(8)	(11)

							$(15)	$(22)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	89

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	$103.109	10/05/2017	$ 4,100	$(17)	$(7)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.609	10/05/2017	8,100	(15)	(1)

					$(32)	$(8)

Total Written Options					$(207)	$(152)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2021	0.734%	$	800	$(8)	$16	$8	$0
BPS	BHP Billiton Finance USA Ltd.	1.000	Quarterly	06/20/2021	0.375		400	(16)	25	9	0
	China Government International Bond	1.000	Quarterly	12/20/2021	0.492		1,400	(3)	32	29	0
	Italy Government International Bond	1.000	Quarterly	06/20/2021	0.734		600	(4)	10	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.985		100	(2)	2	0	0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2021	0.734		700	(6)	13	7	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.985		2,100	(31)	33	2	0
CBK	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.102		100	(1)	0	0	(1)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.770		1,500	9	7	16	0
GST	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.102		700	(4)	1	0	(3)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.937		2,000	(98)	8	0	(90)
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.102		1,500	(10)	3	0	(7)
JPM	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.221		100	(1)	0	0	(1)
	UniCredit SpA	1.000	Quarterly	12/20/2019	0.954	EUR	300	(16)	17	1	0
MYC	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.221	$	800	(13)	5	0	(8)

								$(204)	$172	$78	$(110)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	CDX.HY-27 5-Year Index 25-35%	5.000%	Quarterly	12/20/2021	$900	$73	$70	$143	$0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	700	59	53	112	0
GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	2,900	273	190	463	0
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	1,500	145	94	239	0
MYC	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	1,600	(268)	65	0	(203)

						$282	$472	$957	$(203)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	S&P 500 Total Return Index	1	3-Month USD-LIBOR plus a specified spread	Quarterly	12/12/2017	$ 72,343	$0	$1,707	$1,707	$0
	Receive	S&P 500 Total Return Index	1	3-Month USD-LIBOR plus a specified spread	Quarterly	12/13/2017	77,604	0	980	980	0

								$0	$2,687	$2,687	$0

Total Swap Agreements								$78	$3,331	$3,722	$(313)

90	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$68	$344	$151	$563	$(33)	$(11)	$0	$(44)	$519	$(410)	$109
BPS	0	0	44	44	0	(23)	0	(23)	21	0	21
BRC	0	15	9	24	0	(1)	0	(1)	23	0	23
CBK	12	0	128	140	(21)	(16)	(1)	(38)	102	0	102
DUB	4	62	0	66	(1)	0	0	(1)	65	0	65
FBF	53	0	0	53	0	(27)	0	(27)	26	0	26
GLM	0	16	0	16	(81)	0	0	(81)	(65)	0	(65)
GSC	0	0	0	0	0	(8)	0	(8)	(8)	0	(8)
GST	0	0	3,150	3,150	0	0	(3)	(3)	3,147	(2,380)	767
HUS	0	0	0	0	(2)	0	(97)	(99)	(99)	0	(99)
JPM	0	19	240	259	(8)	(17)	(1)	(26)	233	(90)	143
MYC	0	86	0	86	0	(11)	(211)	(222)	(136)	57	(79)
NGF	5	0	0	5	(389)	0	0	(389)	(384)	271	(113)
RYL	0	0	0	0	(63)	0	0	(63)	(63)	0	(63)
SCX	0	0	0	0	0	(38)	0	(38)	(38)	0	(38)
SOG	78	0	0	78	0	0	0	0	78	0	78

Total Over the Counter	$220	$542	$3,722	$4,484	$(598)	$(152)	$(313)	$(1,063)

(l)	Securities with an aggregate market value of $329 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$1,850	$0	$35	$1,885
Swap Agreements	0	2	0	0	130	132

	$0	$2	$1,850	$0	$165	$2,017

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$220	$0	$220
Purchased Options	0	0	0	335	207	542
Swap Agreements	0	1,035	2,687	0	0	3,722

	$0	$1,035	$2,687	$555	$207	$4,484

	$0	$1,037	$4,537	$555	$372	$6,501

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	91

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$144	$144
Futures	0	0	0	0	22	22
Swap Agreements	0	24	0	0	27	51

	$0	$24	$0	$0	$193	$217

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$598	$0	$598
Written Options	0	1	0	121	30	152
Swap Agreements	0	313	0	0	0	313

	$0	$314	$0	$719	$30	$1,063

	$0	$338	$0	$719	$223	$1,280

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$293	$293
Futures	0	0	32,255	0	1,132	33,387
Swap Agreements	0	(259)	0	0	(172)	(431)

	$0	$(259)	$32,255	$0	$1,253	$33,249

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$615	$0	$615
Purchased Options	0	0	0	(46)	(43)	(89)
Written Options	0	18	0	215	357	590
Swap Agreements	0	584	0	0	0	584

	$0	$602	$0	$784	$314	$1,700

	$0	$343	$32,255	$784	$1,567	$34,949

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(42)	$(42)
Futures	0	0	8,828	0	(437)	8,391
Swap Agreements	0	(93)	0	0	(172)	(265)

	$0	$(93)	$8,828	$0	$(651)	$8,084

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(728)	$0	$(728)
Purchased Options	0	0	0	69	(108)	(39)
Written Options	0	1	0	(10)	(96)	(105)
Swap Agreements	0	(17)	2,687	0	0	2,670

	$0	$(16)	$2,687	$(669)	$(204)	$1,798

	$0	$(109)	$11,515	$(669)	$(855)	$9,882

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$4,855	$2,448	$7,303
Corporate Bonds & Notes
Banking & Finance	0	112,246	0	112,246
Industrials	0	181,765	0	181,765
Utilities	0	81,981	0	81,981
Municipal Bonds & Notes
California	0	4,645	0	4,645
Georgia	0	3,107	0	3,107
Nevada	0	217	0	217

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
New Jersey	$0	$522	$0	$522
New York	0	2,493	0	2,493
North Carolina	0	314	0	314
Ohio	0	2,599	0	2,599
West Virginia	0	93	0	93
U.S. Government Agencies	0	75,571	0	75,571
U.S. Treasury Obligations	0	305,313	0	305,313
Non-Agency Mortgage-Backed Securities	0	23,856	0	23,856
Asset-Backed Securities	0	36,907	0	36,907
Sovereign Issues	0	8,764	0	8,764

92	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short-Term Instruments
Commercial Paper	$0	$4,686	$0	$4,686
Repurchase Agreements	0	134	0	134
Argentina Treasury Bills	0	3,846	0	3,846
Mexico Treasury Bills	0	3,581	0	3,581
U.S. Treasury Bills	0	1,479	0	1,479

	$0	$858,974	$2,448	$861,422

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$139	$0	$0	$139

Total Investments	$139	$858,974	$2,448	$861,561

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(10,194)	$0	$(10,194)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1,885	$132	$0	$2,017
Over the counter	0	4,484	0	4,484

	$1,885	$4,616	$0	$6,501

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(38)	(179)	0	(217)
Over the counter	0	(1,063)	0	(1,063)

	$(38)	$(1,242)	$0	$(1,280)

Total Financial Derivative Instruments	$1,847	$3,374	$0	$5,221

Totals	$1,986	$852,154	$2,448	$856,588

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	93

Schedule of Investments PIMCO StocksPLUS® Short Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 81.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Charter Communications Operating LLC
3.240% (LIBOR03M + 2.000%) due 01/15/2022 ~		$1,675	$1,681
Energy Future Intermediate Holding Co. LLC
4.235% (LIBOR03M + 3.000%) due 06/30/2018 ~		1,350	1,358
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +		1,900	1,867

Total Loan Participations and Assignments (Cost $4,850)			4,906

CORPORATE BONDS & NOTES 7.5%

BANKING & FINANCE 5.0%
Ally Financial, Inc.
6.250% due 12/01/2017		3,000	3,021
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~		1,800	1,804
Banco del Estado de Chile
4.125% due 10/07/2020		12,200	12,879
Barclays Bank PLC
10.179% due 06/12/2021		13,900	17,224
14.000% (BP0003M + 13.400%) due 06/15/2019 ~(e)	GBP	1,100	1,746
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$250	255
Deutsche Bank AG
4.250% due 10/14/2021		8,000	8,390
General Motors Financial Co., Inc.
3.450% due 04/10/2022		10,800	10,986
Goldman Sachs Group, Inc.
2.485% (US0003M + 1.170%) due 11/15/2021 ~		3,200	3,245
HSBC Holdings PLC
2.801% (US0003M + 1.500%) due 01/05/2022 ~		2,000	2,065
HSBC USA, Inc.
2.082% (US0003M + 0.770%) due 08/07/2018 ~		1,800	1,810
International Lease Finance Corp.
7.125% due 09/01/2018		5,850	6,126
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		400	407
Majapahit Holding BV
8.000% due 08/07/2019		3,000	3,311
Navient Corp.
5.500% due 01/15/2019		2,700	2,797
Royal Bank of Scotland Group PLC
6.990% (US0003M + 2.670%) due 10/05/2017 ~(e)		900	1,028
Stichting AK Rabobank Certificaten
6.500% (e)	EUR	720	1,019
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (c)		$112,706	27,465
UBS AG
4.750% (USSW5 + 3.765%) due 05/22/2023 ~		600	609
7.625% due 08/17/2022		600	709
UBS Group Funding Switzerland AG
2.265% (US0003M + 0.950%) due 08/15/2023 ~		3,900	3,902
Volkswagen Bank GmbH
0.081% (EUR003M + 0.410%) due 11/27/2017 ~	EUR	1,100	1,301
Wells Fargo & Co.
2.600% due 07/22/2020		$1,600	1,623

			113,722

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 2.1%
AbbVie, Inc.
1.800% due 05/14/2018	$1,200	$1,202
3.200% due 11/06/2022	200	205
3.600% due 05/14/2025	100	104
4.700% due 05/14/2045	400	437
Actavis, Inc.
3.250% due 10/01/2022	900	924
Allergan Funding SCS
2.350% due 03/12/2018	3,400	3,410
BAT Capital Corp.
2.195% (US0003M + 0.880%) due 08/15/2022 ~	2,100	2,108
2.764% due 08/15/2022	1,200	1,208
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	2,400	2,563
Charter Communications Operating LLC
4.464% due 07/23/2022	800	846
4.908% due 07/23/2025	1,600	1,713
6.384% due 10/23/2035	400	469
6.484% due 10/23/2045	700	825
6.834% due 10/23/2055	200	244
CVS Health Corp.
3.500% due 07/20/2022	200	208
3.875% due 07/20/2025	1,494	1,560
CVS Pass-Through Trust
6.943% due 01/10/2030	933	1,107
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~	1,400	1,412
Forest Laboratories LLC
5.000% due 12/15/2021	1,100	1,203
General Motors Co.
2.112% (US0003M + 0.800%) due 08/07/2020 ~	2,350	2,353
HCA, Inc.
3.750% due 03/15/2019	6,400	6,552
Kraft Heinz Foods Co.
2.000% due 07/02/2018	300	301
3.500% due 07/15/2022	200	207
3.950% due 07/15/2025	200	206
5.000% due 07/15/2035	100	109
5.200% due 07/15/2045	200	220
Nissan Motor Acceptance Corp.
1.954% (US0003M + 0.650%) due 07/13/2022 ~	2,900	2,900
2.650% due 07/13/2022	1,700	1,705
QUALCOMM, Inc.
4.800% due 05/20/2045	600	660
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	1,240	1,238
2.400% due 09/23/2021	1,430	1,426
Spectra Energy Partners LP
2.016% (US0003M + 0.700%) due 06/05/2020 ~	4,800	4,841
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	4,400	4,477

		48,943

UTILITIES 0.4%
AT&T, Inc.
2.254% (US0003M + 0.950%) due 07/15/2021 ~	6,700	6,788
Petrobras Global Finance BV
5.999% due 01/27/2028	1,751	1,753
Verizon Communications, Inc.
3.376% due 02/15/2025	1,162	1,170

		9,711

Total Corporate Bonds & Notes (Cost $165,394)		172,376

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.7%

CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	$700	$1,071
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	2,730	3,200
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	500	762
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	113

		5,146

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	400	523
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	900	1,034
7.750% due 01/01/2042	1,500	1,625

		3,182

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	40	40

NEW JERSEY 0.1%
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,461

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	134

WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	3,600	4,647

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	250	245

Total Municipal Bonds & Notes (Cost $12,277)		14,855

U.S. GOVERNMENT AGENCIES 7.8%
Fannie Mae
1.584% (US0001M + 0.350%) due 09/25/2042 ~	52	52
1.587% (LIBOR01M + 0.350%) due 07/25/2037 ~	158	158
1.617% (LIBOR01M + 0.380%) due 07/25/2037 ~	226	228
1.637% (LIBOR01M + 0.400%) due 09/25/2035 ~	509	511
1.647% (LIBOR01M + 0.410%) due 09/25/2035 ~	910	914
1.837% (LIBOR01M + 0.600%) due 01/25/2051 ~	491	495

94	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.957% (LIBOR01M + 0.720%) due 06/25/2037 ~	$1,617	$1,634
1.967% (LIBOR01M + 0.730%) due 06/25/2040 ~	1,814	1,843
2.662% (US0012M + 1.272%) due 10/01/2034 ~	1	1
2.689% (H15T1Y + 2.114%) due 12/01/2033 ~	13	14
2.694% (12MTA + 1.838%) due 11/01/2035 ~	4	4
2.775% (US0006M + 1.389%) due 09/01/2035 ~	26	27
2.870% due 09/01/2027	1,700	1,712
3.050% (H15T1Y + 2.175%) due 03/01/2035 ~	1	1
3.240% (H15T1Y + 2.273%) due 06/01/2034 ~	124	131
3.311% (US0012M + 1.561%) due 07/01/2035 ~	13	13
3.366% (US0012M + 1.741%) due 12/01/2033 ~	3	3
3.581% (US0012M + 1.715%) due 06/01/2035 ~	24	25
3.800% (US0012M + 2.050%) due 06/01/2035 ~	44	48
3.890% due 07/01/2021	2,457	2,600
4.000% due 01/01/2025 - 04/25/2041	32,880	35,002
4.500% due 02/01/2018 - 02/01/2044	32,836	35,543
5.000% due 11/01/2025 - 05/01/2042	29,144	32,106
5.500% due 11/01/2021 - 09/01/2041	20,915	23,314
6.000% due 12/01/2018 - 05/01/2041	14,131	16,041
Freddie Mac
1.614% (LIBOR01M + 0.380%) due 03/15/2037 ~	1,692	1,696
1.934% (LIBOR01M + 0.700%) due 08/15/2037 ~	2,114	2,145
1.944% (LIBOR01M + 0.710%) due 10/15/2037 ~	375	380
1.954% (LIBOR01M + 0.720%) due 05/15/2037 - 09/15/2037 ~	2,457	2,491
3.536% (US0012M + 1.720%) due 06/01/2035 ~	39	41
3.614% (US0012M + 1.945%) due 11/01/2034 ~	21	22
5.000% due 05/01/2023 - 01/01/2039	3,500	3,832
5.500% due 08/15/2030 - 03/01/2039	636	709
6.000% due 08/01/2027 - 04/01/2038	337	379
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	12,700	13,965
6.000% due 07/15/2037 - 08/15/2037	55	62
Small Business Administration
4.430% due 05/01/2029	500	531
5.520% due 06/01/2024	2	2

Total U.S. Government Agencies (Cost $171,530)		178,675

U.S. TREASURY OBLIGATIONS 28.5%
U.S. Treasury Bonds
2.750% due 08/15/2047	2,400	2,346
4.375% due 11/15/2039	6,800	8,651
4.500% due 08/15/2039	3,200	4,137
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (i)	9,993	10,026
0.250% due 01/15/2025	827	819
0.375% due 07/15/2023 (i)	55,328	56,056
0.375% due 01/15/2027	16,416	16,219
0.375% due 07/15/2027	42,928	42,509
0.625% due 01/15/2026	4,636	4,699
2.000% due 01/15/2026 (i)	2,960	3,329
2.375% due 01/15/2025 (i)	61,490	70,244
2.375% due 01/15/2027	23,306	27,247
2.500% due 01/15/2029	1,824	2,202
U.S. Treasury Notes
1.375% due 09/30/2020 (i)(k)	8,400	8,337
1.375% due 10/31/2020 (i)(k)	10,200	10,115
1.500% due 08/15/2026 (i)(k)	23,400	21,903
1.625% due 05/15/2026 (i)(k)	6,000	5,690
1.750% due 12/31/2020 (i)(k)	13,800	13,825

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 08/31/2022 (i)(k)	$63,800	$63,623
2.000% due 11/30/2020 (i)(k)	2,500	2,525
2.000% due 07/31/2022 (i)(k)	94,100	94,449
2.000% due 08/15/2025 (k)	8,700	8,549
2.000% due 11/15/2026 (i)(k)	42,200	41,113
2.125% due 08/31/2020 (i)(k)	1,200	1,217
2.125% due 05/15/2025 (k)	23,500	23,344
2.250% due 11/15/2025 (k)	61,100	61,082
2.250% due 08/15/2027	17,100	16,984
2.375% due 08/15/2024 (i)(k)	27,400	27,780
2.375% due 05/15/2027	3,850	3,865

Total U.S. Treasury Obligations (Cost $655,404)		652,885

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.2%
Adjustable Rate Mortgage Trust
1.437% (US0001M + 0.200%) due 08/25/2036 ~	4,273	4,211
American Home Mortgage Investment Trust
3.453% (US0006M + 2.000%) due 02/25/2045 ~	8	8
Banc of America Funding Trust
3.333% due 05/25/2035 ~	9	9
3.489% due 06/25/2034 ~	21	21
Banc of America Mortgage Trust
3.723% due 07/25/2035 ^~	1,045	984
3.915% due 05/25/2033 ~	28	29
Bear Stearns Adjustable Rate Mortgage Trust
3.600% due 11/25/2034 ~	71	69
3.865% due 11/25/2034 ~	16	16
4.068% due 12/25/2035 ~	35	36
Bear Stearns ALT-A Trust
3.385% due 10/25/2035 ~	3,356	3,310
3.452% due 09/25/2035 ~	1,348	1,204
Chase Mortgage Finance Trust
3.167% due 12/25/2035 ^~	1,004	984
3.597% due 09/25/2036 ^~	650	638
6.000% due 12/25/2036	328	283
Citigroup Mortgage Loan Trust, Inc.
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	18	18
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	11	11
Countrywide Alternative Loan Trust
1.407% (US0001M + 0.170%) due 11/25/2036 ~	5,060	4,815
1.427% (US0001M + 0.190%) due 09/25/2046 ^~	3,220	2,886
1.517% (US0001M + 0.280%) due 02/25/2037 ~	294	271
5.500% due 07/25/2035 ^	10	10
6.000% due 05/25/2037 ^	3,186	2,421
Countrywide Home Loan Mortgage Pass-Through Trust
3.165% due 11/25/2034 ~	774	772
3.358% due 02/20/2035 ~	66	66
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	15	14
Deutsche ALT-A Securities, Inc.
1.567% (US0001M + 0.330%) due 02/25/2036 ~	7,288	6,694
Four Times Square Trust Commercial Mortgage Pass-Through Certificates
5.401% due 12/13/2028	6,773	7,365
GSR Mortgage Loan Trust
3.204% due 09/25/2035 ~	30	31
3.407% due 11/25/2035 ~	32	32
3.506% due 11/25/2035 ^~	1,457	1,355
6.000% due 02/25/2036 ^	11,151	8,954
6.000% due 07/25/2037 ^	3,201	2,982
HarborView Mortgage Loan Trust
1.407% (US0001M + 0.170%) due 12/19/2036 ^~	465	421
1.477% (US0001M + 0.240%) due 06/19/2035 ~	3,312	3,264
1.477% (US0001M + 0.240%) due 12/19/2036 ^~	5,712	5,048

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.677% (US0001M + 0.440%) due 05/19/2035 ~	$21	$20
3.267% due 06/19/2036 ^~	2,182	1,631
Impac Secured Assets Trust
1.407% (US0001M + 0.170%) due 01/25/2037 ~	4,832	4,625
IndyMac Mortgage Loan Trust
1.417% (US0001M + 0.180%) due 02/25/2037 ~	3,152	2,988
3.633% due 06/25/2036 ~	5,649	5,280
JPMorgan Alternative Loan Trust
1.397% (US0001M + 0.160%) due 09/25/2036 ~	8,634	9,297
3.454% due 05/25/2036 ^~	3,229	2,638
JPMorgan Mortgage Trust
3.399% due 10/25/2036 ~	340	302
3.462% due 07/25/2035 ~	475	477
3.558% due 10/25/2036 ^~	2,162	1,915
3.642% due 02/25/2035 ~	6	6
5.750% due 01/25/2036 ^	57	50
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	3,007	2,993
MASTR Adjustable Rate Mortgages Trust
3.011% due 07/25/2035 ^~	728	657
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.674% (US0001M + 0.440%) due 12/15/2030 ~	83	81
1.714% (US0001M + 0.480%) due 06/15/2030 ~	1	1
Merrill Lynch Alternative Note Asset Trust
1.537% (US0001M + 0.300%) due 03/25/2037 ~	2,246	1,130
Merrill Lynch Mortgage Investors Trust
1.447% (US0001M + 0.210%) due 02/25/2036 ~	58	56
1.487% (US0001M + 0.250%) due 11/25/2035 ~	39	37
3.227% due 05/25/2033 ~	44	44
3.709% due 09/25/2035 ^~	1,640	1,494
Morgan Stanley Re-REMIC Trust
3.021% due 09/26/2036 ~	7,085	6,886
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^	98	80
Prime Mortgage Trust
6.000% due 06/25/2036 ^	1,154	1,141
Residential Accredit Loans, Inc. Trust
1.387% (US0001M + 0.150%) due 02/25/2037 ~	2,862	2,520
1.407% (US0001M + 0.170%) due 01/25/2037 ~	5,248	4,686
1.417% (US0001M + 0.180%) due 07/25/2036 ~	6,955	4,891
1.422% (US0001M + 0.185%) due 08/25/2036 ~	5,323	4,899
1.427% (US0001M + 0.190%) due 07/25/2036 ~	5,056	4,656
1.427% (US0001M + 0.190%) due 09/25/2036 ~	8,919	7,995
Structured Adjustable Rate Mortgage Loan Trust
1.537% (US0001M + 0.300%) due 10/25/2035 ~	78	77
2.344% (12MTA + 1.400%) due 01/25/2035 ~	50	47
3.452% due 02/25/2034 ~	43	43
3.472% due 08/25/2034 ~	60	61
Structured Asset Mortgage Investments Trust
1.517% (US0001M + 0.280%) due 02/25/2036 ^~	27	25
Thornburg Mortgage Securities Trust
2.978% (LIBOR01M + 1.250%) due 06/25/2047 ^~	2,716	2,475
WaMu Mortgage Pass-Through Certificates Trust
2.089% (12MTA + 1.200%) due 11/25/2042 ~	9	8

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	95

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.207% (COF 11 + 1.500%) due 10/25/2046 ~	$220	$215
3.192% due 02/25/2037 ^~	878	839
Wells Fargo Mortgage-Backed Securities Trust
3.112% due 12/25/2036 ~	1,774	1,651
3.127% due 01/25/2035 ~	37	38
3.164% due 07/25/2036 ^~	848	856
3.177% due 03/25/2036 ~	52	52
6.000% due 04/25/2037 ^	3,258	3,328

Total Non-Agency Mortgage-Backed Securities (Cost $128,457)		142,423

ASSET-BACKED SECURITIES 10.9%
Accredited Mortgage Loan Trust
1.367% (US0001M + 0.130%) due 02/25/2037 ~	2,413	2,405
1.700% (US0001M + 0.470%) due 09/25/2035 ~	6,000	5,934
ACE Securities Corp. Home Equity Loan Trust
1.297% (US0001M + 0.060%) due 10/25/2036 ~	16	9
Asset-Backed Securities Corp. Home Equity Loan Trust
2.197% (US0001M + 0.960%) due 07/25/2035 ~	2,000	2,000
Bear Stearns Asset-Backed Securities Trust
1.397% (US0001M + 0.160%) due 08/25/2036 ~	3,353	3,442
1.477% (US0001M + 0.240%) due 06/25/2047 ~	7,000	6,660
Citigroup Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 12/25/2036 ~	1,748	1,168
1.417% (US0001M + 0.180%) due 01/25/2037 ~	11,729	7,900
1.437% (US0001M + 0.200%) due 05/25/2037 ~	6,904	5,202
Citigroup Mortgage Loan Trust, Inc.
2.137% (US0001M + 0.900%) due 09/25/2035 ^~	3,600	3,186
Countrywide Asset-Backed Certificates
1.377% (US0001M + 0.140%) due 04/25/2047 ~	2,957	2,876
1.387% (US0001M + 0.150%) due 05/25/2037 ~	4,015	3,912
1.417% (US0001M + 0.180%) due 06/25/2047 ~	1,695	1,667
1.717% (LIBOR01M + 0.480%) due 12/25/2031 ^~	3	2
Fieldstone Mortgage Investment Trust
1.427% (US0001M + 0.190%) due 05/25/2036 ~	3,776	2,787
First Franklin Mortgage Loan Trust
1.377% (US0001M + 0.140%) due 09/25/2036 ~	4,301	4,275
1.397% (US0001M + 0.160%) due 04/25/2036 ~	352	336
1.727% (US0001M + 0.490%) due 09/25/2035 ~	347	349
Fremont Home Loan Trust
1.397% (US0001M + 0.160%) due 08/25/2036 ~	23,015	10,915
2.287% (US0001M + 1.050%) due 11/25/2034 ~	13,312	13,190
GSAMP Trust
1.287% (US0001M + 0.050%) due 12/25/2046 ~	4,144	2,581
1.387% (US0001M + 0.150%) due 12/25/2046 ~	14,170	8,948
1.467% (US0001M + 0.230%) due 01/25/2037 ~	5,716	4,834
HSI Asset Securitization Corp. Trust
1.397% (US0001M + 0.160%) due 05/25/2037 ~	2,842	2,801
Lockwood Grove CLO Ltd.
2.784% (US0003M + 1.470%) due 04/25/2025 ~	1,700	1,711

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach Mortgage Loan Trust
1.387% (US0001M + 0.150%) due 05/25/2036 ~		$1,706	$1,182
1.457% (US0001M + 0.220%) due 02/25/2036 ~		11,265	10,323
1.507% (US0001M + 0.270%) due 05/25/2046 ~		8,709	4,230
1.797% (US0001M + 0.560%) due 10/25/2034 ~		9	9
Massachusetts Educational Financing Authority
2.264% (US0003M + 0.950%) due 04/25/2038 ~		671	675
MASTR Asset-Backed Securities Trust
1.287% (US0001M + 0.050%) due 01/25/2037 ~		29,389	12,023
1.447% (US0001M + 0.210%) due 05/25/2037 ~		10,188	9,452
1.527% (US0001M + 0.290%) due 12/25/2035 ~		3,253	3,203
Merrill Lynch Mortgage Investors Trust
1.487% (US0001M + 0.250%) due 07/25/2037 ~		4,551	2,023
Morgan Stanley ABS Capital, Inc. Trust
1.327% (US0001M + 0.090%) due 01/25/2037 ~		3,968	2,371
1.367% (US0001M + 0.130%) due 02/25/2037 ~		10,146	6,645
1.372% (US0001M + 0.135%) due 11/25/2036 ~		13,236	8,663
1.397% (US0001M + 0.160%) due 09/25/2036 ~		15,967	10,031
1.447% (US0001M + 0.210%) due 01/25/2037 ~		5,719	3,468
1.487% (US0001M + 0.250%) due 04/25/2036 ~		7,250	6,140
3.137% (US0001M + 1.900%) due 02/25/2047 ~		4,135	3,757
Morgan Stanley Home Equity Loan Trust
1.337% (US0001M + 0.100%) due 12/25/2036 ~		5,958	3,423
Option One Mortgage Loan Trust
1.377% (US0001M + 0.140%) due 01/25/2037 ~		3,817	2,581
Popular ABS Mortgage Pass-Through Trust
1.567% (US0001M + 0.330%) due 07/25/2036 ~		8,800	8,104
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		7,487	4,257
Residential Asset Securities Corp. Trust
1.387% (US0001M + 0.150%) due 08/25/2036 ~		4,099	3,827
Securitized Asset-Backed Receivables LLC Trust
1.317% (US0001M + 0.080%) due 08/25/2036 ~		2,655	1,199
1.477% (US0001M + 0.240%) due 07/25/2036 ~		2,682	1,576
2.197% (US0001M + 0.960%) due 01/25/2036 ^~		10,345	7,284
SG Mortgage Securities Trust
1.377% (US0001M + 0.140%) due 10/25/2036 ~		4,746	4,077
SLM Private Education Loan Trust
4.484% (US0001M + 3.250%) due 05/16/2044 ~		458	474
SLM Student Loan Trust
0.000% due 12/15/2023 ♦	EUR	2,881	3,400
Soundview Home Loan Trust
2.137% (US0001M + 0.900%) due 10/25/2037 ~		$10,163	8,570
Structured Asset Investment Loan Trust
1.547% (US0001M + 0.310%) due 01/25/2036 ~		2,900	2,376
Structured Asset Securities Corp. Mortgage Loan Trust
1.372% (US0001M + 0.135%) due 07/25/2036 ~		2,917	2,847

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.407% (US0001M + 0.170%) due 12/25/2036 ~		$1,373	$1,341
1.557% (US0001M + 0.320%) due 05/25/2037 ~		3,264	3,245
Vibrant CLO Ltd.
2.213% (US0003M + 0.900%) due 07/24/2024 ~		2,300	2,300
VOLT LLC
3.375% due 05/28/2047		5,414	5,461
Wells Fargo Home Equity Asset-Backed Securities Trust
1.827% (US0001M + 0.590%) due 11/25/2035 ~		1,000	1,009

Total Asset-Backed Securities (Cost $227,513)			250,636

SOVEREIGN ISSUES 2.5%
Argentina Government International Bond
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	99,400	6,081
Brazil Government International Bond
5.625% due 02/21/2047 (g)		$3,400	3,443
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)	BRL	24,658	8,706
6.000% due 05/15/2055		6,300	6,933
Export-Import Bank of Korea
4.000% due 01/29/2021		$17,700	18,458
Province of Ontario
1.650% due 09/27/2019		2,000	1,994
4.000% due 10/07/2019		300	313
Qatar Government International Bond
5.250% due 01/20/2020		11,420	12,130

Total Sovereign Issues (Cost $56,527)			58,058

		SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co. +(a)		24,000	0

Total Common Stocks (Cost $0)			0

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		1,100	1,345

Total Preferred Securities (Cost $1,133)			1,345

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 17.4%

CERTIFICATES OF DEPOSIT 1.2%
Barclays Bank PLC
1.827% due 05/17/2018		$4,300	4,302
1.940% due 09/04/2018		8,000	8,006
Norinchukin Bank
2.019% due 10/12/2017		13,400	13,404
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		2,600	2,601

			28,313

COMMERCIAL PAPER 7.2%
Caisse d’Amortissement de la Dette Sociale
1.320% due 10/30/2017		22,300	22,277
Deutsche Telekom AG
1.490% due 10/23/2017		12,500	12,487
1.500% due 11/02/2017		1,900	1,897
1.630% due 01/30/2018		7,800	7,756

96	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Electricite de France S.A.
1.350% due 10/11/2017	$34,600	$34,584
Enbridge Energy Partners LP
2.250% due 12/11/2017	10,000	9,966
Energy Transfer Partners
2.200% due 10/02/2017	4,500	4,499
2.200% due 10/06/2017	5,300	5,298
ENI Finance USA, Inc.
1.750% due 10/02/2017	500	500
HP, Inc.
1.530% due 10/23/2017	6,000	5,996
1.800% due 03/26/2018	10,800	10,729
Mondelez International, Inc.
1.400% due 10/18/2017	3,000	2,998
1.400% due 10/19/2017	6,000	5,995
1.520% due 10/31/2017	7,400	7,391
ONEOK, Inc.
1.900% due 10/30/2017	10,000	9,986
Viacom, Inc.
1.780% due 11/02/2017	8,100	8,089
Volvo Group Treasury N.A.
1.400% due 10/11/2017	5,000	4,998

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Whirlpool Corp.
1.470% due 12/27/2017	$10,000	$9,963

		165,409

REPURCHASE AGREEMENTS (f) 8.5%
		194,943

ARGENTINA TREASURY BILLS 0.1%
2.830% due 11/24/2017 - 03/16/2018 (b)(c)	3,400	3,365

U.S. TREASURY BILLS 0.4%
1.018% due 01/04/2018 - 01/18/2018 (b)(c)(k)	8,242	8,220

Total Short-Term Instruments (Cost $400,215)		400,250

Total Investments in Securities (Cost $1,823,300)		1,876,409

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 29.5%

SHORT-TERM INSTRUMENTS 29.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.5%
PIMCO Short-Term Floating NAV Portfolio III	44,152,911	$436,451
PIMCO Short-Term Floating NAV Portfolio IV	23,977,428	240,158

Total Short-Term Instruments (Cost $676,374)		676,609

Total Investments in Affiliates (Cost $676,374)		676,609

Total Investments 111.3% (Cost $2,499,674)		$2,553,018

Financial Derivative Instruments (h)(j) (12.6)% (Cost or Premiums, net $24,444)		(289,251)

Other Assets and Liabilities, net 1.3%		29,165

Net Assets 100.0%		$2,292,932

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	1.170%	09/25/2017	10/10/2017	$50,000	U.S. Treasury Bonds 3.625% due 02/15/2044	$(50,487)	$50,000	$50,011
FICC	0.500	09/29/2017	10/02/2017	1,043	U.S. Treasury Notes 1.750% due 05/31/2022	(1,066)	1,043	1,043
IND	1.030	09/29/2017	10/02/2017	11,300	U.S. Treasury Notes 3.750% due 11/15/2018	(11,530)	11,300	11,301
SAL	1.220	09/29/2017	10/02/2017	132,600	U.S. Treasury Notes 2.125% due 02/29/2024	(135,011)	132,600	132,614

Total Repurchase Agreements						$(198,094)	$194,943	$194,969

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	0.650%	09/18/2017	TBD	(3)	$(3,343)	$(3,344)

Total Reverse Repurchase Agreements						$(3,344)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	97

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
U.S. Treasury Obligations (0.3)%
U.S. Treasury Notes	1.125%	09/30/2021	$ 6,700	$(6,524)	$(6,523)

Total Short Sales (0.3)%				$(6,524)	$(6,523)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOS	$50,011	$0	$0	$0	$50,011	$(51,064)	$(1,053)
BRC	0	(3,344)	0	0	(3,344)	3,443	99
FICC	1,043	0	0	0	1,043	(1,066)	(23)
IND	11,301	0	0	0	11,301	(11,530)	(229)
SAL	132,614	0	0	0	132,614	(135,011)	(2,397)

Master Securities Forward Transaction Agreement
NOM	0	0	0	(6,523)	(6,523)	0	(6,523)

Total Borrowings and Other Financing Transactions	$194,969	$(3,344)	$0	$(6,523)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$0	$(3,344)	$(3,344)

Total Borrowings	$0	$0	$0	$(3,344)	$(3,344)

Payable for reverse repurchase agreements					$(3,344)

(g)	Securities with an aggregate market value of $3,443 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(237) at a weighted average interest rate of 0.650%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $1 of accrued interest.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2018	1,094	$ 268,399	$(152)	$0	$(82)
Australia Government 10-Year Bond December Futures	12/2017	34	AUD 3,388	(65)	5	(20)
Euro-Bund 10-Year Bond December Futures	12/2017	1,725	EUR 328,264	(2,460)	428	(449)
U.S. Treasury 5-Year Note December Futures	12/2017	3,763	$ 442,153	(2,814)	0	(617)
U.S. Treasury 30-Year Bond December Futures	12/2017	591	90,312	(1,524)	18	0
United Kingdom Long Gilt December Futures	12/2017	217	GBP 36,022	(1,118)	73	(9)

				$(8,133)	$524	$(1,177)

98	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2019	1,094	$ (267,880)	$231	$109	$0
Call Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond November Futures	10/2017	274	EUR (146)	80	36	(29)
E-mini S&P 500 Index December Futures	12/2017	2,998	$ (377,163)	(6,709)	0	(1,322)
Euro-Bobl December Futures	12/2017	397	EUR (61,552)	190	24	(14)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	416	(76,278)	460	59	(118)
Put Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond November Futures	10/2017	274	(282)	(116)	29	(26)
U.S. Treasury 2-Year Note December Futures	12/2017	419	$ (90,380)	268	52	0
U.S. Treasury 10-Year Note December Futures	12/2017	2,260	(283,206)	3,136	530	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	145	(23,943)	456	0	(59)

				$(2,004)	$839	$(1,568)

Total Futures Contracts				$(10,137)	$1,363	$(2,745)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
General Motors Co.	5.000%	Quarterly	12/20/2021	0.720%	$8,800	$1,405	$139	$1,544	$9	$0
General Motors Co.	5.000	Quarterly	06/20/2022	0.914	4,150	692	77	769	2	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2017	0.190	1,000	6	(4)	2	0	0

						$2,103	$212	$2,315	$11	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-26 5-Year Index	5.000%	Quarterly	06/20/2021	$7,029	$316	$240	$556	$4	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	36,060	$48	$(317)	$(269)	$0	$(10)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		18,840	0	(143)	(143)	0	(5)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		26,200	0	(202)	(202)	0	(7)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	282,200	(2,894)	1,098	(1,796)	40	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		264,200	2,672	(1,477)	1,195	111	0
Receive(5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		41,600	(240)	(109)	(349)	24	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2022		105,100	4,394	(1,143)	3,251	175	0
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		159,500	(206)	406	200	0	(54)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		145,300	7,054	(1,725)	5,329	267	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		2,000	(109)	98	(11)	4	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		73,120	2,515	278	2,793	137	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		51,300	3,292	171	3,463	96	0
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		112,900	(2,610)	1,081	(1,529)	220	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		48,050	(2,848)	648	(2,200)	0	(75)
Receive(5)	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		3,500	0	109	109	0	(6)
Receive(5)	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		23,200	1,812	(212)	1,600	0	(43)
Receive(5)	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		5,300	0	159	159	0	(9)
Pay(5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	42,900	0	(668)	(668)	2	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		22,000	(832)	226	(606)	0	(8)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		44,700	(3,435)	909	(2,526)	0	(54)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		33,500	(1,296)	1,174	(122)	0	(113)
Receive(5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		7,300	2	(91)	(89)	0	(22)
Receive(5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		30,900	0	(385)	(385)	0	(94)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		6,600	(404)	198	(206)	0	(51)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	1,590,000	660	942	1,602	113	0
Pay	CDX.HY-28 5-Year Index	5.000	Quarterly	06/20/2022	$	4,400	310	35	345	10	0
Pay	Volkswagen International Finance NV	1.000	Quarterly	12/20/2017	EUR	100	1	(1)	0	0	0

							$7,886	$1,059	$8,945	$1,199	$(551)

Total Swap Agreements							$10,305	$1,511	$11,816	$1,214	$(551)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	99

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,363	$1,214	$2,577	$0	$(2,745)	$(551)	$(3,296)

(i)	Securities with an aggregate market value of $58,797 and cash of $4,320 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	12/2018	JPY	1,960,000		$17,862	$0	$(5)
CBK	10/2017		$16,022	JPY	1,807,291	40	0
	10/2017		11,889	ZAR	153,055	0	(588)
	10/2017	ZAR	5,170		$394	12	0
	11/2017	JPY	1,807,290		16,043	0	(39)
	12/2018		3,330,000		30,377	21	0
	12/2018		$47,934	JPY	5,290,000	289	0
DUB	10/2017		11,222	RUB	647,685	0	(25)
FBF	10/2017	BRL	46,258		$14,516	0	(90)
	10/2017		$14,602	BRL	46,258	4	0
GLM	10/2017	CAD	888		$711	0	0
	10/2017	GBP	1,689		2,207	0	(57)
	10/2017	RUB	810,667		13,831	0	(183)
	10/2017		$1,504	GBP	1,133	14	0
	11/2017	EUR	12,683	JPY	1,680,977	0	(57)
	11/2017		$8,112	EUR	6,842	0	(7)
	12/2017	MXN	312,312		$17,323	371	0
HUS	01/2018	EUR	16,256	MXN	342,189	0	(821)
	01/2021	BRL	3,570		$550	0	(397)
IND	10/2017	ZAR	152,169		11,508	272	0
JPM	10/2017	AUD	173		137	1	0
	10/2017	BRL	46,258		14,602	0	(4)
	10/2017		$14,755	BRL	46,258	0	(150)
	10/2017		27,190	GBP	20,297	20	(13)
	11/2017	BRL	46,258		$14,695	153	0
	11/2017	GBP	19,427		26,038	0	(20)
	11/2017	SEK	910		113	1	0
	12/2017		$5,302	ARS	95,998	36	0

100	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SCX	10/2017	JPY	1,807,291		$16,680	$619	$0
	12/2017	SGD	60,582		44,350	0	(342)
SOG	10/2017	GBP	19,741		25,638	0	(815)
	01/2018	KRW	39,625,635		34,659	22	0
TOR	11/2017		$175	ARS	3,143	2	0
UAG	12/2017	HKD	3,946		$506	0	0

Total Forward Foreign Currency Contracts						$1,877	$(3,613)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019	$	19,600	$2,246	$777
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		19,600	2,246	2,171
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	16,600	437	388
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	22,800	1,160	556
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	11,700	310	313
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019	$	87,200	3,263	2,277
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		87,200	3,263	3,309
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		45,500	2,354	1,110
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	17,700	473	453
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017	$	844,700	397	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		132,100	750	221
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		160,000	883	748
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		2,700	0	81
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		2,700	0	114
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		16,600	798	424
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		25,100	2,891	1,141
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		25,100	2,891	2,673
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		243,200	140	0

								$24,502	$16,756

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor(1)	0.150%	3-Month USD-LIBOR	11/28/2017	$533,700	$480	$9
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	04/05/2018	1,879,700	1,222	302
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	10/26/2017	496,200	50	0

						$1,752	$311

Total Purchased Options						$26,254	$17,067

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018	$	12,500	$(133)	$(128)
CBK	Put - OTC EUR versus JPY	JPY	129.050	12/19/2017	EUR	19,283	(163)	(179)
	Call - OTC EUR versus JPY		138.300	12/19/2017		19,283	(172)	(109)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018	$	4,897	(261)	0
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		22,200	(231)	(226)

							$(960)	$(642)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	101

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$13,900	$(117)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	30,200	(271)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	3,700	(48)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	6,200	(46)	0

						$(482)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$113,900	$(1,185)	$(576)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	227,200	(2,419)	(1,149)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017	23,600	(320)	(177)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	83,000	(879)	(457)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	28,400	(749)	(294)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017	6,800	(91)	(51)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	33,000	(897)	(761)

							$(6,540)	$(3,465)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC 1-Year Interest Rate Floor(1)	0.040%	3-Month USD-LIBOR	11/28/2017	$1,067,400	$(555)	$0
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650	3-Month USD-LIBOR	04/05/2018	1,879,700	(188)	(32)
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.000	3-Month USD-LIBOR	10/26/2017	496,200	0	0

						$(743)	$(32)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	$102.625	11/06/2017	$	66,900	$(141)	$(175)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2047	103.625	11/06/2017		66,900	(120)	(72)

						$(261)	$(247)

Total Written Options						$(8,986)	$(4,386)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$ 16,817	$(3,457)	$2,140	$0	$(1,317)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	2,500	335	(62)	273	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548	Quarterly	12/20/2017	289	0	0	0	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	Quarterly	12/20/2017	579	(1)	2	1	0

						$(3,123)	$2,080	$274	$(1,317)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	47,700	$(6)	$(85)	$0	$(91)

102	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements at Value
										Asset	Liability
BPS	Pay	S&P 500 Total Return Index	392,222	3-Month USD-LIBOR plus a specified spread	Maturity	10/12/2017	$1,618,089	$0	$(298,343)	$0	$(298,343)

Total Swap Agreements								$(3,129)	$(296,348)	$274	$(299,751)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$0	$0	$273	$273	$0	$0	$(1,317)	$(1,317)	$(1,044)	$1,163	$119
BPS	0	2,948	0	2,948	(5)	(128)	(298,343)	(298,476)	(295,528)	295,892	364
BRC	0	397	0	397	0	0	0	0	397	(410)	(13)
CBK	362	556	0	918	(627)	(864)	0	(1,491)	(573)	396	(177)
DUB	0	313	0	313	(25)	0	0	(25)	288	(230)	58
FBF	4	0	0	4	(90)	0	0	(90)	(86)	0	(86)
GLM	385	6,696	0	7,081	(304)	(1,326)	(91)	(1,721)	5,360	(5,515)	(155)
GSC	0	0	0	0	0	(247)	0	(247)	(247)	0	(247)
HUS	0	0	0	0	(1,218)	0	0	(1,218)	(1,218)	1,181	(37)
IND	272	0	0	272	0	0	0	0	272	(300)	(28)
JPM	211	453	1	665	(187)	0	0	(187)	478	(560)	(82)
MYC	0	5,704	0	5,704	0	(1,595)	0	(1,595)	4,109	(4,458)	(349)
SCX	619	0	0	619	(342)	0	0	(342)	277	(370)	(93)
SOG	22	0	0	22	(815)	(226)	0	(1,041)	(1,019)	852	(167)
TOR	2	0	0	2	0	0	0	0	2	0	2

Total Over the Counter	$1,877	$17,067	$274	$19,218	$(3,613)	$(4,386)	$(299,751)	$(307,750)

(k)	Securities with an aggregate market value of $299,486 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	103

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,363	$1,363
Swap Agreements	0	25	0	0	1,189	1,214

	$0	$25	$0	$0	$2,552	$2,577

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,877	$0	$1,877
Purchased Options	0	0	0	0	17,067	17,067
Swap Agreements	0	274	0	0	0	274

	$0	$274	$0	$1,877	$17,067	$19,218

	$0	$299	$0	$1,877	$19,619	$21,795

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$1,322	$0	$1,423	$2,745
Swap Agreements	0	0	0	0	551	551

	$0	$0	$1,322	$0	$1,974	$3,296

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,613	$0	$3,613
Written Options	0	0	0	642	3,744	4,386
Swap Agreements	0	1,317	298,343	0	91	299,751

	$0	$1,317	$298,343	$4,255	$3,835	$307,750

	$0	$1,317	$299,665	$4,255	$5,809	$311,046

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(541)	$0	$0	$(541)
Written Options	0	0	803	0	2,410	3,213
Futures	0	0	(28,181)	0	3,969	(24,212)
Swap Agreements	0	704	0	0	1,057	1,761

	$0	$704	$(27,919)	$0	$7,436	$(19,779)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(17,932)	$0	$(17,932)
Purchased Options	0	0	0	1,787	(3,507)	(1,720)
Written Options	0	0	0	1,645	689	2,334
Swap Agreements	0	265	0	0	1,467	1,732

	$0	$265	$0	$(14,500)	$(1,351)	$(15,586)

	$0	$969	$(27,919)	$(14,500)	$6,085	$(35,365)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$289	$0	$0	$289
Written Options	0	0	(223)	0	(90)	(313)
Futures	0	0	(6,287)	0	(4,837)	(11,124)
Swap Agreements	0	(6)	0	0	(6,218)	(6,224)

	$0	$(6)	$(6,221)	$0	$(11,145)	$(17,372)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,426	$0	$12,426
Purchased Options	0	0	0	(1,449)	(5,270)	(6,719)
Written Options	0	0	0	(379)	4,167	3,788
Swap Agreements	0	622	(126,880)	0	(1,332)	(127,590)

	$0	$622	$(126,880)	$10,598	$(2,435)	$(118,095)

	$0	$616	$(133,101)	$10,598	$(13,580)	$(135,467)

104	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,039	$1,867	$4,906
Corporate Bonds & Notes
Banking & Finance	0	113,722	0	113,722
Industrials	0	48,943	0	48,943
Utilities	0	9,711	0	9,711
Municipal Bonds & Notes
California	0	5,146	0	5,146
Illinois	0	3,182	0	3,182
Iowa	0	40	0	40
New Jersey	0	1,461	0	1,461
Tennessee	0	134	0	134
Washington	0	4,647	0	4,647
West Virginia	0	245	0	245
U.S. Government Agencies	0	178,675	0	178,675
U.S. Treasury Obligations	0	652,885	0	652,885
Non-Agency Mortgage-Backed Securities	0	142,423	0	142,423
Asset-Backed Securities	0	250,636	0	250,636
Sovereign Issues	0	58,058	0	58,058
Preferred Securities
Banking & Finance	0	1,345	0	1,345
Short-Term Instruments
Certificates of Deposit	0	28,313	0	28,313
Commercial Paper	0	165,409	0	165,409
Repurchase Agreements	0	194,943	0	194,943
Argentina Treasury Bills	0	3,365	0	3,365
U.S. Treasury Bills	0	8,220	0	8,220

	$0	$1,874,542	$1,867	$1,876,409

Investments in Affiliates, at Value

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$676,609	$0	$0	$676,609

Total Investments	$676,609	$1,874,542	$1,867	$2,553,018

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(6,523)	$0	$(6,523)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,363	1,214	0	2,577
Over the counter	0	19,218	0	19,218

	$1,363	$20,432	$0	$21,795

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,745)	(551)	0	(3,296)
Over the counter	0	(307,750)	0	(307,750)

	$(2,745)	$(308,301)	$0	$(311,046)

Total Financial Derivative Instruments	$(1,382)	$(287,869)	$0	$(289,251)

Totals	$675,227	$1,580,150	$1,867	$2,257,244

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	105

Schedule of Investments PIMCO StocksPLUS® Small Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 71.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Charter Communications Operating LLC
3.240% due 01/15/2022		$887	$890
Petroleo Global Trading
3.597% due 02/19/2020 +		2,300	2,260

Total Loan Participations and Assignments (Cost $3,109)			3,150

CORPORATE BONDS & NOTES 4.3%

BANKING & FINANCE 2.5%
Ally Financial, Inc.
6.250% due 12/01/2017		800	806
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~		1,700	1,704
Aviation Loan Trust
3.430% (US0003M + 2.110%) due 12/15/2022 ~		2,927	2,913
Banco del Estado de Chile
4.125% due 10/07/2020		1,700	1,795
Bank of America Corp.
5.650% due 05/01/2018		100	102
6.875% due 04/25/2018		3,700	3,807
Barclays Bank PLC
14.000% (BP0003M + 13.400%) due 06/15/2019 ~(d)	GBP	700	1,111
Barclays PLC
7.000% (BPSW5 + 5.084%) due 09/15/2019 ~(d)		300	415
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(d)		$400	423
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,800	1,834
Blackstone CQP Holdco LP
6.500% due 03/20/2021		1,700	1,726
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	612
Deutsche Bank AG
4.250% due 10/14/2021		3,300	3,461
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		200	201
General Motors Financial Co., Inc.
2.400% due 04/10/2018		1,700	1,706
Goldman Sachs Group, Inc.
2.485% (US0003M + 1.170%) due 11/15/2021 ~		1,300	1,318
HSBC Holdings PLC
2.801% (US0003M + 1.500%) due 01/05/2022 ~		800	826
3.400% due 03/08/2021		500	516
4.300% due 03/08/2026		300	323
HSBC USA, Inc.
2.082% (US0003M + 0.770%) due 08/07/2018 ~		800	804
Lloyds Banking Group PLC
7.875% (BPSW5 + 4.830%) due 06/27/2029 ~(d)	GBP	900	1,447
Macquarie Bank Ltd.
6.625% due 04/07/2021		$546	614
Royal Bank of Scotland Group PLC
6.990% (US0003M + 2.670%) due 10/05/2017 ~(d)		100	114
Stichting AK Rabobank Certificaten
6.500% (d)	EUR	360	509
UBS AG
7.625% due 08/17/2022		$300	354
UBS Group Funding Switzerland AG
2.265% (US0003M + 0.950%) due 08/15/2023 ~		1,400	1,401
2.950% due 09/24/2020		400	406
4.125% due 09/24/2025		400	421

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo & Co.
3.500% due 03/08/2022	$38	$39

		31,708

INDUSTRIALS 1.3%
AbbVie, Inc.
1.800% due 05/14/2018	500	501
3.200% due 11/06/2022	100	103
3.600% due 05/14/2025	200	208
4.700% due 05/14/2045	100	109
BAT Capital Corp.
2.195% (US0003M + 0.880%) due 08/15/2022 ~	1,000	1,004
2.764% due 08/15/2022	600	604
Charter Communications Operating LLC
4.464% due 07/23/2022	300	317
4.908% due 07/23/2025	700	749
6.384% due 10/23/2035	100	117
6.484% due 10/23/2045	300	354
6.834% due 10/23/2055	100	122
CVS Health Corp.
3.500% due 07/20/2022	100	104
3.875% due 07/20/2025	709	740
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~	900	908
Forest Laboratories LLC
4.375% due 02/01/2019	100	103
4.875% due 02/15/2021	186	200
HCA, Inc.
3.750% due 03/15/2019	3,300	3,378
Kraft Heinz Foods Co.
2.000% due 07/02/2018	100	100
3.500% due 07/15/2022	100	104
3.950% due 07/15/2025	100	103
5.000% due 07/15/2035	100	109
5.200% due 07/15/2045	100	110
Nissan Motor Acceptance Corp.
1.954% (US0003M + 0.650%) due 07/13/2022 ~	1,400	1,400
2.650% due 07/13/2022	800	802
President & Fellows of Harvard College
6.500% due 01/15/2039	1,100	1,604
QUALCOMM, Inc.
4.800% due 05/20/2045	300	330
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	500	499
2.400% due 09/23/2021	570	568
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025	1,600	1,618

		16,968

UTILITIES 0.5%
AT&T, Inc.
2.254% (US0003M + 0.950%) due 07/15/2021 ~	4,600	4,660
FirstEnergy Corp.
3.900% due 07/15/2027	600	612
4.850% due 07/15/2047	100	105
Verizon Communications, Inc.
2.946% due 03/15/2022	34	35
3.376% due 02/15/2025	421	424

		5,836

Total Corporate Bonds & Notes (Cost $53,162)		54,512

MUNICIPAL BONDS & NOTES 1.0%

CALIFORNIA 0.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	153

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	$3,500	$4,107
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	400	423

		4,683

COLORADO 0.4%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	4,300	4,922

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	460
7.750% due 01/01/2042	700	758

		1,218

NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,222

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	600	775

Total Municipal Bonds & Notes (Cost $11,050)		12,820

U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
1.587% (LIBOR01M + 0.350%) due 07/25/2037 ~	28	28
1.617% (LIBOR01M + 0.380%) due 07/25/2037 ~	40	40
1.637% (LIBOR01M + 0.400%) due 09/25/2035 ~	129	129
2.310% due 08/01/2022	100	100
4.000% due 07/01/2018 - 03/01/2026	829	862
4.498% due 07/01/2019	465	484
5.000% due 04/01/2035	133	147
5.500% due 09/01/2023	7	8
6.000% due 05/01/2019 - 05/01/2041	1,630	1,845
7.500% due 04/01/2024 - 11/01/2037	194	221
Freddie Mac
1.277% (LIBOR01M + 0.040%) due 12/25/2036 ~	6	6
1.944% (LIBOR01M + 0.710%) due 10/15/2037 ~	43	43
6.000% due 04/01/2040	7	8
Ginnie Mae
6.000% due 12/15/2038	89	101
Small Business Administration
5.290% due 12/01/2027	42	44
5.720% due 01/01/2029	747	820
6.020% due 08/01/2028	571	630

Total U.S. Government Agencies (Cost $5,277)		5,516

U.S. TREASURY OBLIGATIONS 28.3%
U.S. Treasury Bonds
2.750% due 08/15/2047	400	391
4.250% due 05/15/2039	1,300	1,626
4.375% due 11/15/2039	3,900	4,961
4.500% due 08/15/2039	6,350	8,209

106	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022	$25,015	$25,139
0.125% due 01/15/2023 (h)	7,636	7,617
0.125% due 07/15/2024	12,886	12,757
0.250% due 01/15/2025	16,743	16,576
0.375% due 07/15/2023	18,828	19,076
0.375% due 01/15/2027	6,080	6,007
0.375% due 07/15/2027	21,315	21,107
0.625% due 01/15/2026	2,060	2,088
1.750% due 01/15/2028	4,674	5,233
2.375% due 01/15/2025 (h)	3,896	4,451
2.375% due 01/15/2027	121	142
2.500% due 01/15/2029	4,789	5,781
3.625% due 04/15/2028	151	198
U.S. Treasury Notes
1.375% due 09/30/2020 (h)	20,800	20,644
1.375% due 10/31/2020 (h)(j)	11,300	11,206
1.500% due 08/15/2026	16,700	15,631
1.750% due 12/31/2020	34,300	34,361
1.875% due 10/31/2022	27,800	27,698
2.000% due 11/30/2020 (h)(j)	6,100	6,161
2.000% due 07/31/2022 (h)	10,100	10,137
2.000% due 08/15/2025 (h)	11,700	11,497
2.000% due 11/15/2026	9,600	9,353
2.125% due 08/31/2020 (h)	17,100	17,344
2.125% due 05/15/2025	19,700	19,570
2.250% due 11/15/2025 (j)	700	700
2.375% due 08/15/2024	31,200	31,633

Total U.S. Treasury Obligations (Cost $358,780)		357,294

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.8%
Adjustable Rate Mortgage Trust
5.250% due 11/25/2037 ^~	7,781	6,919
American Home Mortgage Assets Trust
1.809% (12MTA + 0.920%) due 11/25/2046 ~	8,561	5,042
BCAP LLC Trust
6.017% due 03/26/2037 ~	9,718	8,238
Bear Stearns ALT-A Trust
3.313% due 11/25/2035 ^~	6,474	5,452
3.423% due 11/25/2035 ^~	311	293
ChaseFlex Trust
1.537% (US0001M + 0.300%) due 07/25/2037 ~	6,401	6,054
Citigroup Mortgage Loan Trust
1.307% (LIBOR01M + 0.070%) due 01/25/2037 ~	6	5
2.990% (H15T1Y + 2.400%) due 03/25/2036 ^~	374	358
Citigroup Mortgage Loan Trust, Inc.
3.548% due 08/25/2035 ~	148	147
CitiMortgage Alternative Loan Trust
1.837% (US0001M + 0.600%) due 04/25/2037 ~	2,741	2,276
Countrywide Alternative Loan Trust
1.397% (US0001M + 0.160%) due 02/25/2047 ~	26	25
1.397% (US0001M + 0.160%) due 09/25/2047 ~	4,056	3,940
1.437% (US0001M + 0.200%) due 06/25/2037 ~	81	77
1.889% (12MTA + 1.000%) due 02/25/2036 ~	9	9
6.000% due 08/25/2035	2,293	1,737
6.000% due 06/25/2047	3,100	2,682
Countrywide Home Loan Mortgage Pass-Through Trust
3.165% due 11/25/2034 ~	8	8
3.358% due 02/20/2035 ~	7	7
5.500% due 11/25/2035 ^	57	51
Credit Suisse Mortgage Capital Certificates
3.356% due 02/27/2037 ~	1,046	1,060
Deutsche ALT-A Securities, Inc.
1.417% (US0001M + 0.180%) due 06/25/2037 ^~	420	407

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.567% (US0001M + 0.330%) due 08/25/2037 ~		$5,018	$4,030
Eddystone Finance PLC
0.813% (BP0003M + 0.525%) due 04/19/2021 ~	GBP	1,050	1,408
GSR Mortgage Loan Trust
3.407% due 11/25/2035 ~		$8	8
HarborView Mortgage Loan Trust
1.407% (US0001M + 0.170%) due 12/19/2036 ^~		735	665
1.427% (US0001M + 0.190%) due 01/19/2038 ~		538	510
JPMorgan Mortgage Trust
3.462% due 07/25/2035 ~		59	59
3.600% due 08/25/2034 ~		88	89
3.642% due 02/25/2035 ~		3	3
5.750% due 01/25/2036 ^		19	17
JPMorgan Resecuritization Trust
1.354% (US0001M + 0.120%) due 06/26/2037 ~		8,275	8,040
Lehman Mortgage Trust
1.887% (US0001M + 0.650%) due 11/25/2036 ~		2,279	1,654
Merrill Lynch Mortgage Investors Trust
3.709% due 09/25/2035 ^~		160	146
Morgan Stanley Mortgage Loan Trust
1.857% (US0001M + 0.620%) due 11/25/2035 ~		2,385	2,348
MortgageIT Securities Corp. Mortgage Loan Trust
1.467% (US0001M + 0.230%) due 06/25/2047 ~		1,895	1,792
Residential Accredit Loans, Inc. Trust
1.422% (US0001M + 0.185%) due 08/25/2036 ~		865	796
1.437% (US0001M + 0.200%) due 05/25/2047 ~		10,109	9,805
Structured Adjustable Rate Mortgage Loan Trust
3.397% due 04/25/2035 ~		240	236
Structured Asset Mortgage Investments Trust
1.357% (US0001M + 0.120%) due 08/25/2036 ~		11,548	10,259
1.467% (US0001M + 0.230%) due 02/25/2036 ~		2,047	1,930
Structured Asset Securities Corp.
1.587% (US0001M + 0.350%) due 04/25/2035 ~		2,355	2,235
WaMu Mortgage Pass-Through Certificates Trust
1.619% (12MTA + 0.730%) due 01/25/2047 ~		29	28
1.659% (12MTA + 0.770%) due 05/25/2047 ~		4,656	4,490
2.207% (COF 11 + 1.500%) due 09/25/2046 ~		53	53
2.207% (COF 11 + 1.500%) due 10/25/2046 ~		49	48
2.505% due 01/25/2037 ^~		417	396
3.083% due 06/25/2037 ^~		1,752	1,627
Wells Fargo Mortgage-Backed Securities Trust
3.112% due 12/25/2036 ~		325	303
3.177% due 03/25/2036 ^~		307	303
3.304% due 07/25/2036 ^~		899	877

Total Non-Agency Mortgage-Backed Securities (Cost $91,421)			98,942

ASSET-BACKED SECURITIES 12.0%
Asset-Backed Funding Certificates Trust
1.367% (US0001M + 0.130%) due 01/25/2037 ~		2,864	2,158
Asset-Backed Securities Corp. Home Equity Loan Trust
2.197% (US0001M + 0.960%) due 07/25/2035 ~		300	300
Bayview Opportunity Master Fund Trust
3.475% due 10/28/2031		217	219

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Asset-Backed Securities Trust
1.347% (US0001M + 0.110%) due 02/25/2037 ~	$1,733	$1,760
1.387% (US0001M + 0.150%) due 07/25/2036 ~	2,441	2,387
1.397% (US0001M + 0.160%) due 08/25/2036 ~	951	976
1.437% (US0001M + 0.200%) due 12/25/2036 ~	340	338
1.697% (US0001M + 0.460%) due 02/25/2036 ~	1,776	1,731
CIT Mortgage Loan Trust
2.587% (LIBOR01M + 1.350%) due 10/25/2037 ~	2,942	2,964
Citigroup Mortgage Loan Trust
1.297% (US0001M + 0.060%) due 07/25/2045 ~	23	19
1.397% (US0001M + 0.160%) due 12/25/2036 ~	3,559	2,378
Countrywide Asset-Backed Certificates
1.377% (US0001M + 0.140%) due 06/25/2037 ~	1,313	1,151
1.377% (US0001M + 0.140%) due 06/25/2047 ^~	1,414	1,136
1.487% (US0001M + 0.250%) due 06/25/2047 ~	1,200	992
1.497% (US0001M + 0.260%) due 12/25/2036 ~	3,772	3,486
1.517% (US0001M + 0.280%) due 09/25/2036 ~	7,446	7,434
1.537% (US0001M + 0.300%) due 07/25/2036 ~	4,630	4,624
2.587% (US0001M + 1.350%) due 04/25/2034 ~	228	229
4.843% due 10/25/2046 ^~	6,614	6,250
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021	3,018	3,068
Credit-Based Asset Servicing and Securitization LLC
1.354% (LIBOR01M + 0.120%) due 07/25/2037 ~	10	6
Fieldstone Mortgage Investment Trust
1.972% (US0001M + 0.735%) due 12/25/2035 ~	10,750	10,286
First Franklin Mortgage Loan Trust
1.767% (US0001M + 0.530%) due 09/25/2035 ~	3,716	3,736
Fremont Home Loan Trust
1.337% (US0001M + 0.100%) due 08/25/2036 ~	107	50
1.407% (US0001M + 0.170%) due 02/25/2036 ~	1,395	1,312
GSAA Home Equity Trust
3.412% due 03/25/2036 ~	7,147	6,007
GSAMP Trust
1.387% (US0001M + 0.150%) due 08/25/2036 ~	881	848
1.467% (US0001M + 0.230%) due 01/25/2037 ~	2,700	2,283
2.557% (US0001M + 1.320%) due 12/25/2034 ^~	1,711	1,274
Home Equity Loan Trust
1.577% (US0001M + 0.340%) due 04/25/2037 ~	5,300	4,069
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
2.287% (US0001M + 1.050%) due 11/25/2034 ~	709	706
Lockwood Grove CLO Ltd.
2.784% (US0003M + 1.470%) due 04/25/2025 ~	300	302
MASTR Specialized Loan Trust
1.497% (US0001M + 0.260%) due 06/25/2046 ~	4,244	4,001
Merrill Lynch Mortgage Investors Trust
1.347% (US0001M + 0.110%) due 08/25/2037 ~	8,592	5,630

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	107

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley ABS Capital, Inc. Trust
1.287% (US0001M + 0.050%) due 07/25/2036 ~		$6	$4
1.397% (US0001M + 0.160%) due 09/25/2036 ~		3,309	2,079
1.452% (US0001M + 0.215%) due 03/25/2037 ~		18,842	10,060
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^		5,252	3,010
Option One Mortgage Loan Trust
1.457% (US0001M + 0.220%) due 04/25/2037 ~		3,686	2,958
1.457% (US0001M + 0.220%) due 05/25/2037 ~		2,119	1,574
1.547% (US0001M + 0.310%) due 04/25/2037 ~		414	263
People’s Choice Home Loan Securities Trust
1.757% (US0001M + 0.520%) due 12/25/2035 ~		776	757
Popular ABS Mortgage Pass-Through Trust
1.567% (US0001M + 0.330%) due 07/25/2036 ~		3,700	3,408
Residential Asset Mortgage Products Trust
2.332% (US0001M + 1.095%) due 09/25/2033 ~		1,670	1,643
Residential Asset Securities Corp. Trust
1.487% (US0001M + 0.250%) due 04/25/2037 ~		13,002	12,766
1.637% (US0001M + 0.400%) due 02/25/2036 ~		580	566
Securitized Asset-Backed Receivables LLC Trust
1.477% (US0001M + 0.240%) due 07/25/2036 ~		1,341	788
1.487% (US0001M + 0.250%) due 05/25/2036 ~		1,584	979
1.527% (US0001M + 0.290%) due 11/25/2035 ~		1,838	1,830
SG Mortgage Securities Trust
1.417% (US0001M + 0.180%) due 02/25/2036 ~		5,631	3,827
SLM Private Education Loan Trust
4.484% (US0001M + 3.250%) due 05/16/2044 ~		135	139
SLM Student Loan Trust
1.433% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	288	340
Soundview Home Loan Trust
1.297% (US0001M + 0.060%) due 11/25/2036 ~		$9	4
1.387% (US0001M + 0.150%) due 03/25/2037 ~		788	765
1.407% (US0001M + 0.170%) due 07/25/2037 ~		2,331	2,054
1.797% (US0001M + 0.560%) due 08/25/2035 ~		2,200	1,818
Specialty Underwriting & Residential Finance Trust
1.537% (US0001M + 0.300%) due 12/25/2036 ~		2,398	2,235

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Mortgage Loan Trust
1.467% (US0001M + 0.230%) due 05/25/2047 ~		$2,300	$2,207
Venture CDO Ltd.
1.533% (US0003M + 0.220%) due 07/22/2021 ~		24	24
Vibrant CLO Ltd.
2.213% (US0003M + 0.900%) due 07/24/2024 ~		1,100	1,100
VOLT LLC
3.125% due 09/25/2047		2,820	2,823
3.250% due 04/25/2059		2,344	2,359
3.375% due 05/28/2047		2,630	2,653
3.500% due 03/25/2047		1,990	2,010

Total Asset-Backed Securities (Cost $142,431)			151,153

SOVEREIGN ISSUES 1.3%
Argentina Government International Bond
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	47,300	2,894
Brazil Government International Bond
5.625% due 02/21/2047 (f)		$1,700	1,721
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (c)	BRL	12,028	4,247
6.000% due 05/15/2055		3,000	3,301
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,000	2,086
Province of Ontario
1.100% due 10/25/2017		200	200
1.650% due 09/27/2019		300	299
Qatar Government International Bond
5.250% due 01/20/2020		1,500	1,593

Total Sovereign Issues (Cost $15,977)			16,341

SHORT-TERM INSTRUMENTS 16.0%

CERTIFICATES OF DEPOSIT 1.6%
Barclays Bank PLC
1.827% due 05/17/2018		9,400	9,404
1.940% due 09/04/2018		4,000	4,003
Norinchukin Bank
2.019% due 10/11/2017		5,500	5,502
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		1,000	1,000

			19,909

COMMERCIAL PAPER 5.0%
Deutsche Telekom AG
1.500% due 11/02/2017		5,900	5,891
1.630% due 01/30/2018		4,300	4,276
Energy Transfer Partners
2.200% due 10/02/2017		7,100	7,099
2.200% due 10/06/2017		2,900	2,899

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Engie
1.590% due 10/04/2017	$900	$900
Enterprise Products Operating LLC
1.430% due 10/23/2017	10,000	9,991
Exelon Generation Co. LLC
1.450% due 11/03/2017	8,500	8,489
HP, Inc.
1.800% due 03/26/2018	8,400	8,345
Mondelez International, Inc.
1.480% due 11/27/2017	1,900	1,895
ONEOK, Inc.
1.870% due 10/02/2017	2,000	2,000
Viacom, Inc.
1.780% due 11/02/2017	11,900	11,884

		63,669

REPURCHASE AGREEMENTS (e) 9.3%
		117,049

ARGENTINA TREASURY BILLS 0.1%
2.830% due 11/24/2017 - 03/16/2018 (a)(b)	1,500	1,485

Total Short-Term Instruments (Cost $202,087)		202,112

Total Investments in Securities (Cost $883,294)		901,840

	SHARES
INVESTMENTS IN AFFILIATES 30.3%

SHORT-TERM INSTRUMENTS 30.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.3%
PIMCO Short-Term Floating NAV Portfolio III	27,347,991	270,335
PIMCO Short-Term Floating NAV Portfolio IV	11,245,591	112,636

Total Short-Term Instruments (Cost $382,853)		382,971

Total Investments in Affiliates (Cost $382,853)		382,971

Total Investments 101.6% (Cost $1,266,147)		$1,284,811

Financial Derivative Instruments (g)(i) 6.8%
(Cost or Premiums, net $(55))		86,545

Other Assets and Liabilities, net (8.4)%		(106,642)

Net Assets 100.0%		$1,264,714

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

108	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$449	U.S. Treasury Notes 1.750% due 05/31/2022	$(460)	$449	$449
SAL	1.220	09/29/2017	10/02/2017	116,600	U.S. Treasury Notes 2.125% due 02/29/2024	(118,721)	116,600	116,612

Total Repurchase Agreements						$(119,181)	$117,049	$117,061

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	0.650%	09/18/2017	TBD	(3)	$(1,671)	$(1,672)

Total Reverse Repurchase Agreements						$(1,672)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	1.125%	09/30/2021	$2,600	$(2,532)	$(2,531)

Total Short Sales (0.2)%				$(2,532)	$(2,531)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BRC	$0	$(1,672)	$0	$0	$(1,672)	$1,721	$49
FICC	449	0	0	0	449	(460)	(11)
SAL	116,612	0	0	0	116,612	(118,721)	(2,109)

Master Securities Forward Transaction Agreement
NOM	0	0	0	(2,531)	(2,531)	0	(2,531)

Total Borrowings and Other Financing Transactions	$117,061	$(1,672)	$0	$(2,531)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$0	$(1,672)	$(1,672)

Total Borrowings	$0	$0	$0	$(1,672)	$(1,672)

Payable for reverse repurchase agreements					$(1,672)

(f)	Securities with an aggregate market value of $1,721 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(119) at a weighted average interest rate of 0.650%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	109

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	580	$	142,296	$(81)	$0	$(43)
Australia Government 10-Year Bond December Futures	12/2017	15	AUD	1,495	(29)	2	(9)
Euro-Bund 10-Year Bond December Futures	12/2017	831	EUR	158,137	(796)	206	(216)
Russell 2000 Mini Index December Futures	12/2017	2,898	$	216,321	11,940	44	0
U.S. Treasury 2-Year Note December Futures	12/2017	574		123,814	(337)	0	(72)
U.S. Treasury 5-Year Note December Futures	12/2017	735		86,363	(529)	0	(121)
U.S. Treasury 30-Year Bond December Futures	12/2017	293		44,774	(791)	9	0
United Kingdom Long Gilt December Futures	12/2017	6	GBP	996	(31)	2	0

					$9,346	$263	$(461)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	580	$	(142,020)	$123	$58	$0
Call Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond November Futures	10/2017	146	EUR	(78)	43	19	(16)
Euro-Bobl December Futures	12/2017	202		(31,318)	97	12	(7)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	216		(39,606)	112	31	(61)
Put Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond November Futures	10/2017	146		(150)	(62)	15	(14)
U.S. Treasury 10-Year Note December Futures	12/2017	363	$	(45,488)	490	85	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	42		(6,935)	132	0	(17)

					$935	$220	$(115)

Total Futures Contracts					$10,281	$483	$(576)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Volkswagen International Finance NV	1.000%	Quarterly	12/20/2017	0.148%	EUR	100	$1	$(1)	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
Reference Entity								Asset	Liability
CDX.HY-26 5-Year Index	5.000%	Quarterly	06/20/2021	$2,673	$109	$102	$211	$2	$0
CDX.HY-28 5-Year Index	5.000	Quarterly	06/20/2022	1,700	118	15	133	4	0
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020	8,200	90	88	178	2	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	7,100	126	26	152	3	0

					$443	$231	$674	$11	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	17,170	$23	$(151)	$(128)	$0	$(5)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		9,270	0	(71)	(71)	0	(2)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		12,500	0	(96)	(96)	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	301,900	(4,398)	2,477	(1,921)	42	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		129,600	1,311	(725)	586	54	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		20,100	(116)	(53)	(169)	11	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/21/2021		2,300	20	(55)	(35)	0	(3)

110	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month USD-LIBOR	2.000%	Semi-Annual	06/15/2023	$	25,100	$903	$(867)	$36	$0	$(44)
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		76,300	(99)	195	96	0	(26)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,100	(60)	54	(6)	2	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		53,900	(46)	(54)	(100)	7	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		69,010	1,388	1,324	2,712	130	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		17,200	1,071	90	1,161	32	0
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		64,500	(1,485)	611	(874)	126	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		18,600	(3,016)	2,165	(851)	0	(29)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		9,285	(971)	1,045	74	0	(16)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		9,800	(446)	1,113	667	0	(17)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		6,200	(272)	663	391	0	(11)
Receive(6)	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		1,400	0	44	44	0	(2)
Receive(6)	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		9,800	176	500	676	0	(18)
Receive(6)	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		2,200	0	66	66	0	(4)
Pay(6)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	EUR	21,300	0	(331)	(331)	1	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020	GBP	5,800	(219)	59	(160)	0	(2)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		16,300	(1,253)	332	(921)	0	(20)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		10,400	(356)	318	(38)	0	(35)
Receive(6)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		3,500	1	(44)	(43)	0	(11)
Receive(6)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		15,400	0	(192)	(192)	0	(47)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		3,400	(188)	82	(106)	0	(26)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	840,000	322	524	846	60	0
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	5,200	(11)	49	38	0	(2)

							$(7,721)	$9,072	$1,351	$465	$(323)

Total Swap Agreements							$(7,277)	$9,302	$2,025	$476	$(323)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$483	$476	$959	$0	$(576)	$(323)	$(899)

(h)	Securities with an aggregate market value of $23,976 and cash of $1,312 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	111

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	12/2018	JPY	970,000		$8,840	$0	$(3)
CBK	10/2017		$8,728	JPY	984,500	22	0
	10/2017		5,788	ZAR	74,507	0	(286)
	11/2017	JPY	984,500		$8,739	0	(22)
	12/2018		1,630,000		14,869	10	0
	12/2018		$23,559	JPY	2,600,000	142	0
FBF	10/2017	BRL	25,268		$7,929	0	(49)
	10/2017		$7,976	BRL	25,268	2	0
GLM	10/2017	CAD	488		$391	0	0
	10/2017	GBP	789		1,031	0	(27)
	10/2017	RUB	338,024		5,767	0	(76)
	10/2017		$1,093	GBP	804	0	(16)
	11/2017	EUR	6,454	JPY	855,399	0	(29)
	11/2017		$6,162	EUR	5,198	0	(5)
	12/2017	MXN	138,325		$7,639	131	0
HUS	10/2017		$4,594	RUB	268,410	46	0
	10/2017	ZAR	77,615		$5,869	138	0
	01/2018	EUR	8,117	MXN	170,863	0	(410)
	01/2021	BRL	1,520		$234	0	(169)
JPM	10/2017		25,268		7,976	0	(2)
	10/2017		$8,060	BRL	25,268	0	(82)
	10/2017		16,166	GBP	12,074	13	0
	11/2017	BRL	25,268		$8,027	84	0
	11/2017	GBP	12,074		16,183	0	(12)
	12/2017		$2,543	ARS	46,043	17	0
SCX	10/2017	JPY	984,500		$9,086	337	0
	12/2017	SGD	30,611		22,410	0	(173)
SOG	10/2017	GBP	12,089		15,700	0	(499)
	01/2018	KRW	21,122,467		18,475	11	0
TOR	11/2017		$76	ARS	1,365	1	0
UAG	12/2017	HKD	1,233		$158	0	0

Total Forward Foreign Currency Contracts						$954	$(1,860)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	04/17/2019	$	7,600	$871	$301
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019		7,600	871	842
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	10/12/2018	GBP	6,700	176	157
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	9,900	504	242
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	4,800	127	128
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.375	06/03/2019	$	42,700	1,598	1,115
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.375	06/03/2019		42,700	1,598	1,620
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		19,700	1,019	481
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	7,300	195	186
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017	$	409,100	192	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		60,900	345	102
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		83,000	458	388
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.540	03/21/2018		1,400	0	42
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	03/21/2018		1,400	0	59
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		6,300	303	161
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019		14,400	1,659	655
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019		14,400	1,659	1,534
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/22/2017		116,300	67	0

								$11,642	$8,013

112	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor(1)	0.150%	3-Month USD-LIBOR	11/28/2017	$266,700	$227	$4
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	04/05/2018	976,700	635	157
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.400	3-Month USD-LIBOR	10/26/2017	198,100	20	0

						$882	$161

Total Purchased Options						$12,524	$8,174

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		$6,600	$(71)	$(67)
CBK	Put - OTC EUR versus JPY	JPY	129.050	12/19/2017	EUR	9,986	(84)	(93)
	Call - OTC EUR versus JPY		138.300	12/19/2017		9,986	(89)	(57)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$2,162	(115)	0
SOG	Call - OTC USD versus KRW	KRW	1,192.000	01/08/2018		11,800	(123)	(120)

							$(482)	$(337)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$300	$(4)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$	49,400	$(514)	$(250)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		98,600	(1,050)	(499)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017		13,000	(176)	(97)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		31,500	(333)	(173)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018		13,100	(346)	(136)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.520	10/23/2017		2,800	(37)	(21)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018		17,100	(465)	(394)

								$(2,921)	$(1,570)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 1-Year Interest Rate Floor(1)	0.040%	3-Month USD-LIBOR	11/28/2017	$533,400	$(229)	$0
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650	3-Month USD-LIBOR	04/05/2018	976,700	(98)	(17)
SOG	Call - OTC 1-Year Interest Rate Floor(1)	0.000	3-Month USD-LIBOR	10/26/2017	198,100	0	0

						$(327)	$(17)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	$102.625	11/06/2017	$34,100	$(72)	$(89)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2047	103.625	11/06/2017	34,100	(61)	(37)

					$(133)	$(126)

Total Written Options					$(3,867)	$(2,050)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	113

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$ 600	$80	$(14)	$66	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	7,312	(1,512)	940	0	(572)
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	Quarterly	12/20/2017	193	0	0	0	0

						$(1,432)	$926	$66	$(572)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	24,100	$ (3)	$ (43)	$ 0	$ (46)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	Russell 2000 Index	51,773	3-Month USD-LIBOR less a specified spread	Maturity	09/12/2018	$347,633	$0	$30,329	$30,329	$0
FBF	Receive	Russell 2000 Index	51,773	3-Month USD-LIBOR less a specified spread	Maturity	08/22/2018	347,633	0	30,320	30,320	0
JPM	Receive	Russell 2000 Index	39,486	3-Month USD-LIBOR less a specified spread	Quarterly	11/08/2017	267,250	0	21,170	21,170	0

								$0	$81,819	$81,819	$0

Total Swap Agreements								$(1,435)	$82,702	$81,885	$(618)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$0	$0	$66	$66	$0	$0	$0	$0	$66	$(50)	$16
BPS	0	1,143	30,329	31,472	(3)	(67)	0	(70)	31,402	(30,955)	447
BRC	0	157	0	157	0	0	(572)	(572)	(415)	497	82
CBK	174	246	0	420	(308)	(400)	0	(708)	(288)	314	26
DUB	0	128	0	128	0	0	0	0	128	0	128
FBF	2	0	30,320	30,322	(49)	0	0	(49)	30,273	(29,780)	493
GLM	131	3,216	0	3,347	(153)	(596)	(46)	(795)	2,552	(2,590)	(38)
GSC	0	0	0	0	0	(126)	0	(126)	(126)	0	(126)
HUS	184	0	0	184	(579)	0	0	(579)	(395)	494	99
JPM	114	186	21,170	21,470	(96)	0	0	(96)	21,374	(20,975)	399
MYC	0	3,098	0	3,098	0	(741)	0	(741)	2,357	(2,481)	(124)
SCX	337	0	0	337	(173)	0	0	(173)	164	0	164
SOG	11	0	0	11	(499)	(120)	0	(619)	(608)	733	125
TOR	1	0	0	1	0	0	0	0	1	0	1

Total Over the Counter	$954	$8,174	$81,885	$91,013	$(1,860)	$(2,050)	$(618)	$(4,528)

(j)	Securities with an aggregate market value of $2,039 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

114	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$44	$0	$439	$483
Swap Agreements	0	11	0	0	465	476

	$0	$11	$44	$0	$904	$959

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$954	$0	$954
Purchased Options	0	0	0	0	8,174	8,174
Swap Agreements	0	66	81,819	0	0	81,885

	$0	$66	$81,819	$954	$8,174	$91,013

	$0	$77	$81,863	$954	$9,078	$91,972

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$576	$576
Swap Agreements	0	0	0	0	323	323

	$0	$0	$0	$0	$899	$899

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,860	$0	$1,860
Written Options	0	0	0	337	1,713	2,050
Swap Agreements	0	572	0	0	46	618

	$0	$572	$0	$2,197	$1,759	$4,528

	$0	$572	$0	$2,197	$2,658	$5,427

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(287)	$0	$0	$(287)
Written Options	0	0	427	0	1,201	1,628
Futures	0	0	3,138	0	2,697	5,835
Swap Agreements	0	272	0	0	270	542

	$0	$272	$3,278	$0	$4,168	$7,718

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,845)	$0	$(7,845)
Purchased Options	0	0	0	894	(1,468)	(574)
Written Options	0	0	0	827	326	1,153
Swap Agreements	0	101	89,153	1	697	89,952

	$0	$101	$89,153	$(6,123)	$(445)	$82,686

	$0	$373	$92,431	$(6,123)	$3,723	$90,404

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	115

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

September 30, 2017 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$154	$0	$0	$154
Written Options	0	0	(119)	0	(47)	(166)
Futures	0	0	10,454	0	(2,465)	7,989
Swap Agreements	0	(69)	0	0	(2,984)	(3,053)

	$0	$(69)	$10,489	$0	$(5,496)	$4,924

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,212	$0	$5,212
Purchased Options	0	0	0	(718)	(2,557)	(3,275)
Written Options	0	0	0	(197)	1,815	1,618
Swap Agreements	0	280	(11,966)	0	(625)	(12,311)

	$0	$280	$(11,966)	$4,297	$(1,367)	$(8,756)

	$0	$211	$(1,477)	$4,297	$(6,863)	$(3,832)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$890	$2,260	$3,150
Corporate Bonds & Notes
Banking & Finance	0	31,708	0	31,708
Industrials	0	16,968	0	16,968
Utilities	0	5,836	0	5,836
Municipal Bonds & Notes
California	0	4,683	0	4,683
Colorado	0	4,922	0	4,922
Illinois	0	1,218	0	1,218
New York	0	1,222	0	1,222
Washington	0	775	0	775
U.S. Government Agencies	0	5,516	0	5,516
U.S. Treasury Obligations	0	357,294	0	357,294
Non-Agency Mortgage-Backed Securities	0	98,942	0	98,942
Asset-Backed Securities	0	151,153	0	151,153
Sovereign Issues	0	16,341	0	16,341
Short-Term Instruments
Certificates of Deposit	0	19,909	0	19,909
Commercial Paper	8,489	55,180	0	63,669
Repurchase Agreements	0	117,049	0	117,049
Argentina Treasury Bills	0	1,485	0	1,485

	$8,489	$891,091	$2,260	$901,840

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$382,971	$0	$0	$382,971

Total Investments	$391,460	$891,091	$2,260	$1,284,811

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(2,531)	$0	$(2,531)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	483	476	0	959
Over the counter	0	91,013	0	91,013

	$483	$91,489	$0	$91,972

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(576)	(323)	0	(899)
Over the counter	0	(4,528)	0	(4,528)

	$(576)	$(4,851)	$0	$(5,427)

Total Financial Derivative Instruments	$(93)	$86,638	$0	$86,545

Totals	$391,367	$975,198	$2,260	$1,368,825

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

116	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2017 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	117

Notes to Financial Statements (Cont.)

Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO StocksPLUS® Fund	Quarterly	Quarterly
PIMCO StocksPLUS® Absolute Return Fund	Quarterly	Quarterly
PIMCO StocksPLUS® International Fund (Unhedged)	Quarterly	Quarterly
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	Quarterly	Quarterly
PIMCO StocksPLUS® Long Duration Fund	Quarterly	Quarterly
PIMCO StocksPLUS® Short Fund	Quarterly	Quarterly
PIMCO StocksPLUS® Small Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05 which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial

118	PIMCO STOCKSPLUS® FUNDS

September 30, 2017 (Unaudited)

statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign

(non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	119

Notes to Financial Statements (Cont.)

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

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In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a

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Notes to Financial Statements (Cont.)

broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO StocksPLUS® Fund	$48,271	$473,627	$(453,000)	$5	$(5)	$68,898	$527	$0
PIMCO StocksPLUS® Absolute Return Fund	467,116	318,307	(510,298)	(20)	(4)	275,101	2,507	0
PIMCO StocksPLUS® International Fund (Unhedged)	384,690	657,010	(698,316)	(30)	(14)	343,340	2,810	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	327,369	1,140,443	(1,124,500)	(1)	(12)	343,299	2,443	0
PIMCO StocksPLUS® Long Duration Fund	21,331	79,308	(100,500)	0	0	139	8	0
PIMCO StocksPLUS® Short Fund	467,631	1,012,366	(1,043,510)	(26)	(10)	436,451	3,867	0
PIMCO StocksPLUS® Small Fund	333,663	495,424	(558,734)	(22)	4	270,335	2,024	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

Investments in PIMCO Short-Term Floating NAV Portfolio IV
Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO StocksPLUS® Fund	$0	$93,659	$0	$0	$132	$93,791	$482	$0
PIMCO StocksPLUS® Absolute Return Fund	0	154,125	0	0	170	154,295	725	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	172,589	0	0	185	172,774	789	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0	329,385	0	0	339	329,724	1,435	0
PIMCO StocksPLUS® Short Fund	0	239,901	0	0	257	240,158	1,101	0
PIMCO StocksPLUS® Small Fund	0	112,514	0	0	122	112,636	514	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2017, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private

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insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a To-Be-Announced (“TBA”) security on an underlying asset, by closing out the position

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before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may

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result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are

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included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Indices  (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally

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cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and

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considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the

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buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund may decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure used to understand a security’s or Fund’s interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Funds currently face a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value. If a Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, a Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of purchase or redemption requests. Large shareholder transactions may impact a Fund’s liquidity and net asset value. Such transactions may also increase a Fund’s transaction costs or otherwise cause a Fund to perform differently than intended. Moreover, the Funds are subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a

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number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, seeks to minimize counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. MASTER ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement.

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Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P		Administrative Class	Class D	Class A		Class C	Class R
PIMCO StocksPLUS® Fund	0.25%	0.25%	0.35%		0.25%	0.40%	0.40%		0.40%	0.40%
PIMCO StocksPLUS® Absolute Return Fund	0.39%	0.25%	0.35%		N/A	0.40%	0.40%		0.40%	0.40%
PIMCO StocksPLUS® International Fund (Unhedged)	0.39%	0.25%	0.35%		0.25%	0.40%	0.40%		0.40%	N/A
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0.45%	0.30%	0.40%		N/A	0.45%	0.45%		0.45%	0.45%
PIMCO StocksPLUS® Long Duration Fund	0.35%	0.24%	0.34%	*	N/A	N/A	0.39%	*	N/A	N/A
PIMCO StocksPLUS® Short Fund	0.39%	0.25%	0.35%		N/A	0.40%	0.40%		0.40%	N/A
PIMCO StocksPLUS® Small Fund	0.44%	0.25%	0.35%		0.25%	0.40%	0.40%		0.40%	0.40%

*	This particular share class has been registered with the SEC, but has not yet launched.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
PIMCO StocksPLUS® Fund	0.50%	0.25%
All other Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class and Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2017, the Distributor retained $4,268,594 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	133

Notes to Financial Statements (Cont.)

allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000, the valuation oversight committee lead receives an additional annual retainer of $11,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $5,750) and the governance committee chair receives an additional annual retainer of $4,500. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At September 30, 2017, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2017, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO StocksPLUS® Fund	$8,755	$30,888
PIMCO StocksPLUS® Absolute Return Fund	504	3,585
PIMCO StocksPLUS® International Fund (Unhedged)	3,239	3,899
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	3,922	28,458
PIMCO StocksPLUS® Long Duration Fund	7,587	0
PIMCO StocksPLUS® Short Fund	0	6,037
PIMCO StocksPLUS® Small Fund	2,960	2,560

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

134	PIMCO STOCKSPLUS® FUNDS

September 30, 2017 (Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2017, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO StocksPLUS® Fund	$517,058	$392,535	$115,030	$121,620
PIMCO StocksPLUS® Absolute Return Fund	927,129	873,510	57,376	42,698
PIMCO StocksPLUS® International Fund (Unhedged)	918,292	855,884	97,923	50,918
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	2,212,630	2,131,531	150,936	160,644
PIMCO StocksPLUS® Long Duration Fund	476,518	414,922	96,272	29,822
PIMCO StocksPLUS® Short Fund	1,170,278	1,088,199	96,323	128,670
PIMCO StocksPLUS® Small Fund	657,608	630,366	86,750	34,153

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†)

	PIMCO StocksPLUS® Fund				PIMCO StocksPLUS® Absolute Return Fund
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	3,900	$40,507	11,810	$111,122	5,128	$57,707	10,214	$105,576
Class P	2,925	30,119	2,729	25,752	4,968	55,043	7,210	70,100
Administrative Class	24	231	1,313	10,813	0	0	0	0
Class D	445	4,244	1,534	13,390	2,842	31,004	13,896	142,685
Class A	6,215	58,752	4,195	35,951	4,513	49,872	5,122	51,514
Class C	901	8,209	2,819	23,112	1,594	16,358	2,554	23,514
Class R	359	3,547	781	7,018	11	117	0	0
Issued as reinvestment of distributions
Institutional Class	223	2,334	413	3,951	363	4,123	300	3,238
Class P	22	233	25	237	87	982	60	637
Administrative Class	7	67	16	144	0	0	0	0
Class D	18	175	34	304	137	1,510	119	1,268
Class A	112	1,091	169	1,511	139	1,551	96	1,041
Class C	32	291	71	615	44	454	46	458
Class R	6	59	9	87	0	1	0	0
Cost of shares redeemed
Institutional Class	(7,395)	(75,749)	(32,765)	(290,196)	(5,384)	(60,742)	(11,645)	(113,326)
Class P	(1,135)	(11,840)	(1,693)	(15,275)	(1,254)	(14,001)	(5,063)	(48,305)
Administrative Class	(261)	(2,530)	(597)	(5,338)	0	0	0	0
Class D	(1,214)	(11,790)	(2,138)	(18,350)	(8,611)	(94,663)	(11,612)	(110,068)
Class A	(2,929)	(28,313)	(7,845)	(66,915)	(4,167)	(45,889)	(9,546)	(91,680)
Class C	(6,191)	(55,540)	(5,256)	(42,694)	(3,018)	(30,711)	(6,365)	(56,758)
Class R	(280)	(2,750)	(767)	(6,753)	(2)	(20)	0	0
Net increase (decrease) resulting from Fund share transactions	(4,216)	$(38,653)	(25,143)	$(211,514)	(2,610)	$(27,304)	(4,614)	$(20,106)

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	135

Notes to Financial Statements (Cont.)

	PIMCO StocksPLUS® International Fund (Unhedged)				PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	21,518	$141,897	31,549	$179,401	20,476	$169,066	38,111	$282,972
Class P	2,677	17,521	2,977	16,939	24,559	201,462	26,309	193,923
Administrative Class	40	277	930	5,047	0	0	0	0
Class D	2,190	14,622	1,726	9,651	8,935	70,458	10,084	71,380
Class A	1,260	8,188	917	5,067	10,471	82,324	11,652	81,581
Class C	567	3,530	297	1,596	3,134	22,966	2,598	17,099
Class R	0	0	0	0	51	399	17	125
Issued as reinvestment of distributions
Institutional Class	4,754	31,885	0	0	8,719	71,320	3,442	25,464
Class P	115	772	0	0	2,305	18,711	701	5,171
Administrative Class	7	45	0	0	0	0	0	0
Class D	77	511	0	0	1,589	12,425	524	3,702
Class A	53	348	0	0	2,002	15,637	671	4,729
Class C	25	158	0	0	931	6,735	232	1,542
Class R	0	0	0	0	3	20	0	1
Cost of shares redeemed
Institutional Class	(1,240)	(8,382)	(17,356)	(95,030)	(17,981)	(148,479)	(61,051)	(427,539)
Class P	(2,585)	(17,135)	(4,387)	(24,146)	(10,637)	(87,317)	(34,736)	(241,397)
Administrative Class	(48)	(317)	(2,323)	(12,871)	0	0	0	0
Class D	(571)	(3,715)	(2,093)	(11,593)	(7,337)	(57,746)	(26,010)	(175,937)
Class A	(526)	(3,393)	(2,473)	(13,579)	(6,773)	(53,441)	(31,989)	(214,812)
Class C	(261)	(1,597)	(764)	(4,032)	(3,874)	(28,308)	(14,888)	(93,917)
Class R	0	0	0	0	(2)	(14)	0	0
Net increase (decrease) resulting from Fund share transactions	28,052	$185,215	9,000	$56,450	36,571	$296,218	(74,333)	$(465,913)

136	PIMCO STOCKSPLUS® FUNDS

September 30, 2017 (Unaudited)

PIMCO StocksPLUS® Long Duration Fund				PIMCO StocksPLUS® Short Fund				PIMCO StocksPLUS® Small Fund
Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

8,169	$63,572	17,452	$128,656	51,729	$486,755	76,273	$769,497	11,825	$119,043	22,057	$209,912
0	0	0	0	4,789	44,229	10,342	104,940	3,665	36,397	4,628	41,787
0	0	0	0	0	0	0	0	72	730	1,747	14,006
0	0	0	0	1,516	13,624	3,352	33,347	1,312	12,768	2,965	26,940
0	0	0	0	861	7,756	6,456	64,954	4,143	40,516	7,154	63,694
0	0	0	0	107	925	358	3,435	1,197	10,847	2,199	18,455
0	0	0	0	0	0	0	0	36	353	5	42

1,601	12,903	8,665	59,725	3,348	30,415	0	0	825	8,289	965	9,176
0	0	0	0	77	699	0	0	250	2,491	334	3,161
0	0	0	0	0	0	0	0	14	140	25	233
0	0	0	0	50	439	0	0	354	3,461	626	5,800
0	0	0	0	35	312	0	0	490	4,821	822	7,666
0	0	0	0	12	100	0	0	207	1,888	361	3,138
0	0	0	0	0	0	0	0	0	4	0	0

(5,083)	(39,861)	(22,959)	(163,992)	(6,951)	(64,382)	(41,376)	(426,821)	(4,300)	(42,948)	(15,047)	(132,370)
0	0	0	0	(5,254)	(48,314)	(9,401)	(95,619)	(1,383)	(13,741)	(5,579)	(47,422)
0	0	0	0	0	0	0	0	(77)	(756)	(1,774)	(16,064)
0	0	0	0	(889)	(7,923)	(4,227)	(41,875)	(1,939)	(18,819)	(8,806)	(74,399)
0	0	0	0	(1,773)	(15,883)	(8,153)	(80,837)	(3,701)	(36,223)	(13,444)	(115,133)
0	0	0	0	(260)	(2,263)	(972)	(9,259)	(2,115)	(19,118)	(6,353)	(50,259)
0	0	0	0	0	0	0	0	0	0	0	0
4,687	$36,614	3,158	$24,389	47,397	$446,489	32,652	$321,762	10,875	$110,143	(7,115)	$(31,637)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, for the period ended September 30, 2017. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties
PIMCO StocksPLUS® International Fund (Unhedged)	1	0	67%	0%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0	2	0%	30%
PIMCO StocksPLUS® Long Duration Fund	1	0	17%	0%
PIMCO StocksPLUS® Short Fund	0	1	0%	92%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	137

Notes to Financial Statements (Cont.)

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2017, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2017, the Funds had accumulated capital losses expiring in the following years (amounts in thousands†). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses(1)
	03/31/2018	03/31/2019
PIMCO StocksPLUS® Fund	$11,059	$0
PIMCO StocksPLUS® Absolute Return Fund	89	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0	0
PIMCO StocksPLUS® Long Duration Fund	0	0
PIMCO StocksPLUS® Short Fund	78,424	183,598
PIMCO StocksPLUS® Small Fund	59,099	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2017, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO StocksPLUS® Fund	$0	$0
PIMCO StocksPLUS® Absolute Return Fund	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	15,761	224
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	105,134	25,699
PIMCO StocksPLUS® Long Duration Fund	0	0
PIMCO StocksPLUS® Short Fund	883,874	2,343,718
PIMCO StocksPLUS® Small Fund	26,889	33,321

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
PIMCO StocksPLUS® Fund	$900,258	$41,136	$(8,361)	$32,775
PIMCO StocksPLUS® Absolute Return Fund	1,516,123	77,809	(16,774)	61,035
PIMCO StocksPLUS® International Fund (Unhedged)	1,765,885	180,826	(22,124)	158,702
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	2,972,486	318,882	(71,386)	247,496
PIMCO StocksPLUS® Long Duration Fund	816,193	52,858	(8,295)	44,563
PIMCO StocksPLUS® Short Fund	2,519,034	83,289	(342,681)	(259,392)
PIMCO StocksPLUS® Small Fund	1,263,707	132,712	(15,347)	117,365

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

138	PIMCO STOCKSPLUS® FUNDS

September 30, 2017 (Unaudited)

16. SUBSEQUENT EVENTS

On November 15, 2017, the Board approved the liquidation of certain Class shares. The liquidation of these Class shares is expected to occur on January 31, 2018 as noted in the following table:

Fund	Class shares
PIMCO StocksPLUS® Absolute Return Fund	Class R
PIMCO StocksPLUS® International Fund (Unhedged)	Administrative Class
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	Class R
PIMCO StocksPLUS® Small Fund	Class R

There were no other subsequent events identified that require recognition or disclosure.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	139

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BOS	Banc of America Securities LLC	GRE	RBS Securities, Inc.	RYL	Royal Bank of Scotland Group PLC
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SGY	Societe Generale, New York
BSN	Bank of Nova Scotia	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	TOR	Toronto Dominion Bank
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SEK	Swedish Krona
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CHF	Swiss Franc	JPY	Japanese Yen	TRY	Turkish New Lira
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	PRIME	Daily US Prime Rate
ABX.HE	Asset-Backed Securities Index - Home Equity	EAFE	Europe, Australasia, and Far East Stock Index	S&P 500	Standard & Poor’s 500 Index
ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	EUR003M	3 Month EUR Swap Rate	UKRPI	United Kingdom Retail Prices Index
BP0003M	3 Month GBP-LIBOR	EUR006M	6 Month EUR Swap Rate	US0001M	1 Month USD Swap Rate
BPSW5	5 Year GBP Swap Rate	EUSA5	5 Year EUR Annual Swap Rate	US0003M	3 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0006M	6 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR01M	1 Month USD-LIBOR	US0012M	12 Month USD Swap Rate
CMBX	Commercial Mortgage-Backed Index	LIBOR03M	3 Month USD-LIBOR	USISDA05	5 Year USD ICE Swap Rate - 11AM
COF 11	Cost of Funds - 11th District of San Francisco	NDDUEAFE	MSCI EAFE Index	USSW5	5 Year USSW Rate
CPTFEMU	Eurozone HICP ex-Tobacco Index

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	OAT	Obligations Assimilables du Trésor
AID	Agency International Development	FDIC	Federal Deposit Insurance Corp.	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BABs	Build America Bonds	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
CDI	Brazil Interbank Deposit Rate	MBS	Mortgage-Backed Security	TBD%	Interest rate to be determined when loan settles
CDO	Collateralized Debt Obligation	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
DAC	Designated Activity Company

140	PIMCO STOCKSPLUS® FUNDS

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 21-22, 2017, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2018. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2018. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2018.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the

Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 21-22, 2017 meeting. The Independent Trustees also conducted an in-person meeting and a telephonic meeting with counsel to the Trust and the Independent Trustees on July 21, 2017 and August 18, 2017 respectively, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements the Board received comparative information on the performance as well as the fees and expenses of other peer group funds and share classes. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to potential proposed changes in advisory fees and supervisory and administrative fees for

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	141

Approval of Investment Advisory Contract and Other Agreements (Cont.)

certain series of the Trust. The Board also received supplemental information regarding: profitability of the Trust and PIMCO, potential shareholder and market reaction to the fee changes, the context in which the current supervisory and administrative fees were established and the increased expenses borne by PIMCO in the process of providing administrative and supervisory services.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management, compliance and risk management, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time.

In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2016, including, but not limited to: continuing enhancement of its analytics and technology systems by upgrading hardware and software; enhancing data processing and security and development of tools and applications to support Portfolio Management, Compliance, Analytics, Risk Management, Client Reporting and Customer Relationship Management; continuing investment in its enterprise risk management function including PIMCO’s cybersecurity program; developing the PIMCO Global Advisory Board and continuing to hire new portfolio managers; expanding the Funds and Operations Group global operating model; developing a website monitoring application to ensure accurate data content; adding staff to fund accounting and financial reporting; engaging a third party to perform an independent assessment of PIMCO’s proprietary accounting application and enhancing the same system to provide portfolio managers with more timely and high quality income reporting; establishing a Fund Treasurer’s Office; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; redesigning shareholder statements to be more user friendly and enable e-delivery; and continuing expansion of the pricing portal and the proprietary performance reconciliation tool.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE

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Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 and other performance data, as available, over short- and long-term periods ended June 30, 2017 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 21-22, 2017 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of March 31, 2017, 91%, 68% and 98% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of June 30, 2017, 82%, 84% and 91% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Funds. The Board noted that, based upon this review, PIMCO may propose advisory fee or supervisory and administrative fee changes where (i) a Fund’s long-term performance warrants additional consideration; (ii) there is a notable aid to market position; (iii) a Fund’s fee does not reflect the current level of supervision or administrative fees provided to the Fund; or (iv) PIMCO would like to change a Fund’s overall strategic positioning.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO

144	PIMCO STOCKSPLUS® FUNDS

(Unaudited)

serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that, as the Funds’ business has become increasingly complex, and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs, such as service provider costs, are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Changes to Advisory Fees and Supervisory and Administration Fees

The Board considered PIMCO’s proposals to increase the supervisory and administrative fees for all classes of the PIMCO Income Fund and Class D for each of the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and the PIMCO Total Return Fund. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering these proposals the Board noted that PIMCO is continuing waivers for certain Funds.

The Board considered the following factors in connection with the increase in the supervisory and administrative fees for all classes of the PIMCO Income Fund: additional supervisory services provided to the Fund; additional data provided in meeting materials; PIMCO senior management time, resources, and oversight provided in connection with overseeing the distinct process and governance structure for managing the Fund’s level dividend strategy; and the potential impact of the fee increase on PIMCO’s profitability. The Board further considered the growth in PIMCO Income Fund assets under management and the Fund’s implementation of a more sophisticated strategy as factors contributing to the need for additional supervisory and administrative resources. In reviewing the higher proposed fee increase for Class D shares of the Income Fund as compared to other share classes, the Trustees also considered the factors discussed below in connection with the fee increase for Class D of certain Funds as the primary drivers for the higher fee increase for Class D shares of the Income Fund.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

In considering the proposed fee increase for Class D of certain Funds, the Board reviewed data comparing each of the PIMCO Income Fund, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Total Return Fund fees to their respective “Peer Groups.” The Board noted that the Class D fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Trustees took into account the following primary drivers for the fee increase for Class D of certain Funds: (i) the current Class D pricing does not appropriately account for payments by PIMCO to third parties for sub-transfer agent and sub-accounting services, which payments are trending upward, and (ii) the current legacy pricing of this share class does not adequately include the larger supervisory services necessary to oversee intermediaries.

In considering the proposal to increase the supervisory and administrative fee for Class D of the PIMCO Total Return Fund, the Board noted that the fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering the proposed fee increase the Board reviewed data comparing each of the PIMCO Total Return Fund fees to their respective “Peer Groups.” The Trustees also considered the factors discussed above in connection with the fee increase for Class D of certain Funds as the primary drivers for the fee increase. The Board then discussed the proposed reduction by five basis points of the supervisory and administrative fee for Class A of the PIMCO Total Return Fund. The Board noted PIMCO’s belief that the then current supervisory and administrative fees for the PIMCO Total Return Fund Class A are appropriate in light of the comprehensive supervisory and administrative services performed by PIMCO and associated risks borne by PIMCO with respect to Class A shares of the Fund. The Board noted that, notwithstanding the appropriateness of the then current supervisory and administrative fee, in order to enhance the Fund’s competitive positioning, PIMCO was proposing the five basis point reduction in Class A share supervisory and administrative fees. The Board also noted that if the Class A share and Class D share proposals were both approved, the supervisory and administrative fees for Class A shares and Class D shares of the PIMCO Total Return Fund would be aligned.

The Board considered PIMCO’s proposal to reduce the advisory fee for each of the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Global Advantage® Strategy Bond Fund by five basis points. The Board noted that the reduction of the advisory fee for the PIMCO Global

Advantage® Strategy Bond Fund was being proposed in connection with other proposed and upcoming changes to the Fund’s benchmarks. The Board also considered that the proposed reduction in advisory fees for these Funds is in response to each Fund’s challenged performance history and is intended to result in a potential positive reaction from a marketing perspective.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Unconstrained Bond Fund by five basis points, reduce the supervisory and administrative fee by five basis points for each share class of the Fund, and waive the Fund’s advisory fee by one basis point for an initial term through July 31, 2019. The Board considered that the purpose of the proposal is to improve strategic positioning for the Fund. The Board noted that all reductions, increases and fee waivers discussed above would be effective October 2, 2017.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, after the proposals to increase or decrease the fees (as applicable), are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year due to decreased corporate expenses and expenses paid to third parties. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board further noted PIMCO’s engagement of a third party to review and to make recommendations regarding PIMCO’s processes supporting its profitability estimation materials. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and

146	PIMCO STOCKSPLUS® FUNDS

(Unaudited)

their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	147

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4008SAR_093017

PIMCO Funds

Semiannual

Report

September 30, 2017

Tax-Efficient Strategy Funds

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

PIMCO National Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

PIMCO Short Duration Municipal Income Fund

PIMCO Unconstrained Tax Managed Bond Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		16
Benchmark Descriptions		19
Financial Highlights		20
Statements of Assets and Liabilities		32
Statements of Operations		36
Statements of Changes in Net Assets		38
Notes to Financial Statements		89
Glossary		112
Approval of Investment Advisory Contract and Other Agreements		113

Fund	Fund Summary	Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund	7	40
PIMCO California Municipal Bond Fund	8	44
PIMCO California Short Duration Municipal Income Fund	9	48
PIMCO High Yield Municipal Bond Fund	10	51
PIMCO Municipal Bond Fund	11	60
PIMCO National Intermediate Municipal Bond Fund	12	67
PIMCO New York Municipal Bond Fund	13	71
PIMCO Short Duration Municipal Income Fund	14	75
PIMCO Unconstrained Tax Managed Bond Fund	15	79

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2017, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

During the first half of the reporting period, most risk assets generally gained while global interest rates adjusted higher. Geopolitics, including elections in several countries as well as political controversy in both the U.S. and Brazil, dominated headlines and contributed to brief periods of market volatility. In the U.S., the Federal Reserve (“Fed”) raised the Federal Funds Rate in June by 0.25% to a range of 1.00% to 1.25%, and unveiled details of its plan to gradually unwind its balance sheet. The Fed continued to move away from “zero bound” interest rates as financial conditions eased. As a result, the U.S. Treasury yield curve flattened as front-end yields rose while longer-term interest rates fell, partly reflecting tepid inflationary trends and falling oil prices. A perceived hawkish shift in tone from other major central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”), and the Bank of Canada (“BOC”), helped move most developed market (“DM”) yields higher even as longer-term U.S. interest rates actually fell during this period.

During the second half of the reporting period, geopolitical uncertainties continued, including escalating tensions between the U.S. and North Korea and political turmoil in the U.S., which weighed on yields early in the second quarter, though risk assets were generally resilient. Meanwhile, DM central banks shifted towards a reduction in accommodation that pushed DM yields higher toward the end of the period: For example, the Fed detailed plans to unwind its balance sheet, the BOE and ECB suggested reduced stimulus on the horizon, and the BOC raised interest rates twice after a seven-year gap. Still, the fundamental backdrop remained largely intact and the broader risk rally continued as equities marched higher, credit spreads tightened, and emerging market (“EM”) assets strengthened.

Financial market highlights of the six-month reporting period include:

∎

U.S. Treasury yields rose across the front-end of the yield curve partly due to the Fed’s interest rate hikes, but declined across intermediate and longer-term maturities. The yield on the benchmark ten-year U.S. Treasury note was 2.33% at the end of the reporting period, down from 2.40% on March 31, 2017 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.58% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.31% over the reporting period.

∎

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 0.46% over the reporting period, as represented by the Bloomberg Barclays U.S. TIPS Index. Real yields rose sharply at the front-end of the real yield curve as the Fed raised interest rates twice in March and again in June. The Fed maintained its hawkish tone at its September meeting as it unveiled plans for balance sheet normalization and reiterated intentions of another interest rate hike later in the year. Breakeven rates dipped lower across all maturities as weak Consumer Price Index (“CPI”) reports and tepid wage growth outweighed a recovery in crude oil prices later in the reporting period.

∎

Diversified commodities posted modest losses, as represented by the Bloomberg Commodity Index Total Return, which declined 0.56% over the reporting period. Within energy, gains in gasoline products were offset by losses in natural gas, which sold off on high production data. Within agriculture, soft commodities notably underperformed as sugar spent the first half of the year reversing 2016 gains and was further weighed down by political scandals in Brazil, a large sugar producer. Base metals pushed higher from continued expansionary Chinese activity and a weaker U.S. dollar.

∎

Agency mortgage-backed securities (“MBS”) returned 1.84% over the reporting period, as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index. Despite investor anticipation of Fed balance sheet tapering later in the year, the asset class outperformed like-duration U.S. Treasuries, as interest rates remained range-bound

2	PIMCO TAX-EFFICIENT STRATEGY FUNDS

and refinancing was low. Non-Agency MBS continued to perform well due to improving housing fundamentals, limited new issuance, and sustained investor risk appetite.

∎

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 3.73% over the reporting period. Investment grade credit spreads tightened due to corporate earnings strength, relatively low volatility, and strong investor demand for high grade retail mutual funds and exchange-traded funds (“ETFs”). The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 4.22% over the reporting period, benefiting from strong returns from the financial sector, namely banking and insurance.

∎

Tax-exempt municipal bonds returned 3.04% over the reporting period, as represented by the Bloomberg Barclays Municipal Bond Index. The municipal bond market benefited from favorable technical dynamics as the prospects for near-term tax reform declined during the period. High yield municipal bonds outperformed modestly despite a drawdown in Puerto Rico debt following the devastation of Hurricane Maria.

∎

EM debt sectors generally benefited from improving fundamentals as growth remained positive and inflationary pressures waned. External headwinds also receded, with commodity prices remaining range-bound, China finding near-term stability, and the threat of protectionist trade policy fading. Robust inflows into the EM asset class provided an additional boost to performance during the reporting period. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.65% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 7.30% over the reporting period.

∎

Global equities generally posted positive returns in response to continued supportive central bank policies and healthy investor risk appetite. U.S. equities, as represented by the S&P 500 Index, returned 7.71% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 14.66% over the reporting period. Global equities, as represented by the MSCI World Index, returned 9.06% over the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2017

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund, PIMCO Short Duration Municipal Income Fund and PIMCO Unconstrained Tax Managed Bond Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: new/small fund risk, interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, municipal bond risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, and short exposure risk. A complete description of these and other risks is contained in each Fund’s prospectus.

The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

4	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure. Income from the PIMCO Unconstrained Tax Managed Bond Fund may be subject to Federal and state income taxes.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. However, the Average Annual Total Return table for the PIMCO Unconstrained Tax Managed Bond Fund discloses returns after taxes on Fund distributions. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Class D, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class and Class P shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Class D	Class A	Class C	Diversification Status
PIMCO California Intermediate Municipal Bond Fund	08/31/99	08/31/99	04/30/08	01/31/00	10/19/99	08/31/09	Diversified
PIMCO California Municipal Bond Fund	05/31/12	05/31/12	05/31/12	05/31/12	05/31/12	05/31/12	Non-Diversified
PIMCO California Short Duration Municipal Income Fund	08/31/06	08/31/06	05/30/08	08/31/06	08/31/06	—	Diversified
PIMCO High Yield Municipal Bond Fund	07/31/06	07/31/06	04/30/08	07/31/06	07/31/06	12/29/06	Diversified
PIMCO Municipal Bond Fund	12/31/97	12/31/97	04/30/08	04/08/98	04/01/98	04/01/98	Diversified
PIMCO National Intermediate Municipal Bond Fund	05/31/12	05/31/12	05/31/12	05/31/12	05/31/12	05/31/12	Diversified
PIMCO New York Municipal Bond Fund	08/31/99	08/31/99	11/19/10	01/31/00	10/19/99	08/31/09	Non-Diversified
PIMCO Short Duration Municipal Income Fund	08/31/99	08/31/99	04/30/08	01/31/00	03/28/02	03/28/02	Diversified
PIMCO Unconstrained Tax Managed Bond Fund	01/30/09	01/30/09	09/10/09	01/30/09	01/30/09	01/30/09	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	5

Important Information About the Funds (Cont.)

filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment

Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO California Intermediate Municipal Bond Fund

Institutional Class - PCIMX	Class A - PCMBX
Class P - PCIPX	Class C - PCFCX
Class D - PCIDX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Municipal Bonds & Notes
Water Revenue	11.6%
Health, Hospital & Nursing Home Revenue	10.4%
Tax Increment/Allocation Revenue	9.7%
Ad Valorem Property Tax	8.9%
Electric Power & Light Revenue	8.0%
Special Tax	7.8%
College & University Revenue	6.6%
Highway Revenue Tolls	4.8%
Lease (Abatement)	4.8%
Port, Airport & Marina Revenue	4.0%
Sewer Revenue	3.2%
Special Assessment	2.8%
Sales Tax Revenue	2.5%
General Fund	1.8%
Recreational Revenue	1.3%
Natural Gas Revenue	1.2%
Hotel Occupancy Tax	1.0%
Other	3.0%
Short-Term Instruments‡	6.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Institutional Class	2.73%	0.42%	2.36%	3.30%	3.84%
PIMCO California Intermediate Municipal Bond Fund Class P	2.68%	0.32%	2.26%	3.19%	3.75%
PIMCO California Intermediate Municipal Bond Fund Class D	2.56%	0.09%	2.03%	2.96%	3.48%
PIMCO California Intermediate Municipal Bond Fund Class A	2.56%	0.09%	2.03%	2.96%	3.47%
PIMCO California Intermediate Municipal Bond Fund Class A (adjusted)	0.25%	(2.16)%	1.25%	2.64%	3.30%
PIMCO California Intermediate Municipal Bond Fund Class C	2.18%	(0.66)%	1.27%	2.19%	2.74%
PIMCO California Intermediate Municipal Bond Fund Class C (adjusted)	1.18%	(1.64)%	1.27%	2.19%	2.74%
Bloomberg Barclays California Intermediate Municipal Bond Index	2.67%	0.71%	2.75%	4.65%	4.85%
Lipper California Intermediate Municipal Debt Funds Average	2.61%	0.31%	2.22%	3.69%	4.20%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.445% for the Institutional Class shares, 0.545% for Class P shares, 0.775% for Class D shares, 0.775% for Class A shares, and 1.525% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO California Intermediate Municipal Bond Fund seeks high current income exempt from federal and California income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Underweight exposure to municipal duration detracted from performance, as municipal yields declined.

»	Overweight exposure to the revenue-backed sector contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the special tax sector contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the health care sector contributed to performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the lease-backed sector detracted from performance, as the sector outperformed the general municipal market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	7

PIMCO California Municipal Bond Fund

Institutional Class - PCTIX	Class A - PCTTX
Class P - PCTPX	Class C - PCTGX
Class D - PCTDX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	18.4%
Water Revenue	13.6%
Special Tax	10.6%
Natural Gas Revenue	6.6%
Tobacco Settlement Funded	5.9%
College & University Revenue	5.1%
Charter School Aid	4.3%
Port, Airport & Marina Revenue	4.2%
Ad Valorem Property Tax	3.8%
Special Assessment	3.6%
Sewer Revenue	3.1%
Local or Guaranteed Housing	2.9%
Highway Revenue Tolls	2.8%
Electric Power & Light Revenue	2.6%
Industrial Revenue	2.0%
General Fund	2.0%
Tax Increment/Allocation Revenue	1.8%
Other	1.6%
Short-Term Instruments‡	5.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (05/31/12)
PIMCO California Municipal Bond Fund Institutional Class	3.47%	(0.22)%	3.66%	4.04%
PIMCO California Municipal Bond Fund Class P	3.41%	(0.32)%	3.55%	3.93%
PIMCO California Municipal Bond Fund Class D	3.29%	(0.57)%	3.29%	3.68%
PIMCO California Municipal Bond Fund Class A	3.29%	(0.57)%	3.29%	3.68%
PIMCO California Municipal Bond Fund Class A (adjusted)	0.98%	(2.85)%	2.51%	2.94%
PIMCO California Municipal Bond Fund Class C	2.90%	(1.31)%	2.52%	2.91%
PIMCO California Municipal Bond Fund Class C (adjusted)	1.90%	(2.28)%	2.52%	2.91%
Bloomberg Barclays California Municipal Bond Index	3.09%	0.66%	3.40%	3.68%
Lipper California Municipal Debt Funds Average	3.24%	0.03%	3.44%	3.76%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratios in effect as of period end were 0.46% for the Institutional Class shares, 0.56% for Class P shares, 0.81% for Class D shares, 0.81% for Class A shares, and 1.56% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO California Municipal Bond Fund seeks high current income exempt from federal and California income tax by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Underweight exposure to municipal duration detracted from performance, as municipal yields declined.

»	Overweight exposure to the revenue-backed sector contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the health care sector contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the special tax sector contributed to performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the transportation sector detracted from performance, as the sector outperformed the general municipal market.

8	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO California Short Duration Municipal Income Fund

Institutional Class - PCDIX	Class A - PCDAX
Class P - PCDPX
Class D - PCDDX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Municipal Bonds & Notes
Tax Increment/Allocation Revenue	11.3%
Water Revenue	6.8%
Special Tax	6.8%
Lease (Abatement)	6.5%
Electric Power & Light Revenue	6.4%
Health, Hospital & Nursing Home Revenue	6.2%
Highway Revenue Tolls	6.1%
General Fund	6.0%
Resource Recovery Revenue	5.9%
Sales Tax Revenue	4.4%
College & University Revenue	4.4%
Recreational Revenue	3.7%
Miscellaneous Revenue	3.5%
Tobacco Settlement Funded	3.3%
Port, Airport & Marina Revenue	3.3%
Sewer Revenue	2.9%
Ad Valorem Property Tax	1.4%
Special Assessment	1.1%
Other	1.9%
Short-Term Instruments‡	8.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Institutional Class	1.15%	0.99%	0.81%	1.46%	1.64%
PIMCO California Short Duration Municipal Income Fund Class P	1.10%	0.89%	0.71%	1.36%	1.54%
PIMCO California Short Duration Municipal Income Fund Class D	0.95%	0.59%	0.41%	1.05%	1.24%
PIMCO California Short Duration Municipal Income Fund Class A	0.95%	0.59%	0.41%	1.05%	1.23%
PIMCO California Short Duration Municipal Income Fund Class A (adjusted)	(1.32)%	(1.68)%	(0.05)%	0.82%	1.03%
Bloomberg Barclays California 1 Year Municipal Bond Index	0.55%	1.01%	0.71%	1.64%	1.83%
Lipper California Short/Intermediate Municipal Debt Funds Average	1.02%	(0.11)%	1.24%	2.38%	2.47%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.33% for the Institutional Class shares, 0.43% for Class P shares, 0.73% for Class D shares and 0.73% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO California Short Duration Municipal Income Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Overweight exposure to municipal duration contributed to performance, as municipal yields declined.

»	Overweight exposure to the revenue-backed municipal bonds sector contributed to performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the pre-refunded sector municipal bonds contributed to performance, as the sector underperformed the general municipal market.

»	Underweight exposure to the electric utility municipal bonds sector detracted from performance, as the sector outperformed the general municipal market.

»	A modest short interest rate hedge detracted from performance versus the benchmark.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	9

PIMCO High Yield Municipal Bond Fund

Institutional Class - PHMIX	Class A - PYMAX
Class P - PYMPX	Class C - PYMCX
Class D - PYMDX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	22.1%
Tobacco Settlement Funded	9.8%
Port, Airport & Marina Revenue	5.8%
College & University Revenue	5.4%
Ad Valorem Property Tax	4.6%
Highway Revenue Tolls	4.5%
Natural Gas Revenue	3.8%
Local or Guaranteed Housing	3.0%
Appropriations	2.9%
Miscellaneous Revenue	2.9%
Sewer Revenue	2.8%
Industrial Revenue	2.6%
Sales Tax Revenue	2.6%
Electric Power & Light Revenue	2.5%
Charter School Aid	2.4%
Income Tax Revenue	1.6%
Special Tax	1.6%
Nuclear Revenue	1.6%
Water Revenue	1.2%
Other	4.9%
Short-Term Instruments‡	10.2%
Corporate Bonds & Notes	1.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Institutional Class	4.61%	2.11%	5.16%	4.04%	4.16%
PIMCO High Yield Municipal Bond Fund Class P	4.55%	2.01%	5.05%	3.93%	4.06%
PIMCO High Yield Municipal Bond Fund Class D	4.45%	1.81%	4.84%	3.75%	3.86%
PIMCO High Yield Municipal Bond Fund Class A	4.45%	1.81%	4.84%	3.75%	3.86%
PIMCO High Yield Municipal Bond Fund Class A (adjusted)	2.10%	(0.48)%	4.04%	3.28%	3.58%
PIMCO High Yield Municipal Bond Fund Class C	4.06%	1.05%	4.06%	2.98%	3.09%
PIMCO High Yield Municipal Bond Fund Class C (adjusted)	3.06%	0.07%	4.06%	2.98%	3.09%
Bloomberg Barclays High Yield Municipal Bond Index	3.52%	1.43%	4.73%	4.74%	4.71%
Lipper High Yield Municipal Debt Funds Average	3.98%	0.98%	4.19%	4.06%	3.97%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.58% for the Institutional Class shares, 0.68% for Class P shares, 0.88% for Class D shares, 0.88% for Class A shares, and 1.63% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO High Yield Municipal Bond Fund seeks high current income exempt from federal income tax, with total return as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Underweight exposure to municipal duration detracted from performance, as municipal yields declined.

»	Select exposure to the special tax sector, particularly an underweight to Puerto Rico-domiciled securities, contributed to performance versus the benchmark index.

»	Overweight exposure to the transportation sector contributed to performance, as the sector outperformed the general municipal market.

»	Security selection within the health care sector contributed to performance versus the benchmark index.

»	Underweight exposure to the tobacco sector detracted from performance, as the sector outperformed the general municipal market.

10	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO Municipal Bond Fund

Institutional Class - PFMIX	Class A - PMLAX
Class P - PMUPX	Class C - PMLCX
Class D - PMBDX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	19.4%
Highway Revenue Tolls	7.9%
Natural Gas Revenue	6.3%
Electric Power & Light Revenue	6.1%
Port, Airport & Marina Revenue	6.0%
Water Revenue	4.8%
Ad Valorem Property Tax	4.8%
Lease (Abatement)	4.1%
College & University Revenue	4.1%
Income Tax Revenue	3.9%
Tobacco Settlement Funded	3.5%
Sales Tax Revenue	2.9%
Industrial Revenue	2.6%
Miscellaneous Revenue	2.6%
Sewer Revenue	2.1%
Transit Revenue	1.9%
Appropriations	1.6%
General Fund	1.5%
Recreational Revenue	1.4%
Other	4.5%
Short-Term Instruments‡	6.8%
Corporate Bonds & Notes	1.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Institutional Class	4.20%	1.23%	3.86%	3.63%	4.21%
PIMCO Municipal Bond Fund Class P	4.15%	1.12%	3.76%	3.53%	4.09%
PIMCO Municipal Bond Fund Class D	4.04%	0.91%	3.54%	3.31%	3.87%
PIMCO Municipal Bond Fund Class A	4.04%	0.91%	3.54%	3.31%	3.86%
PIMCO Municipal Bond Fund Class A (adjusted)	1.70%	(1.36)%	2.75%	3.00%	3.70%
PIMCO Municipal Bond Fund Class C	3.78%	0.41%	3.03%	2.80%	3.34%
PIMCO Municipal Bond Fund Class C (adjusted)	2.78%	(0.57)%	3.03%	2.80%	3.34%
Bloomberg Barclays Municipal Bond Index	3.04%	0.87%	3.01%	4.52%	4.84%
Lipper General & Insured Municipal Debt Funds Average	3.07%	0.49%	2.80%	3.99%	4.12%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.48% for the Institutional Class shares, 0.58% for Class P shares, 0.79% for Class D shares, 0.79% for Class A shares, and 1.29% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Municipal Bond Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Overweight exposure to the revenue-backed sector contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the health care sector contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the education sector detracted from performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the water and sewer sector detracted from performance, as the sector outperformed the general municipal market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	11

PIMCO National Intermediate Municipal Bond Fund

Institutional Class - PMNIX	Class A - PMNTX
Class P - PMNPX	Class C - PMNNX
Class D - PMNDX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	11.0%
Highway Revenue Tolls	9.7%
College & University Revenue	8.5%
Electric Power & Light Revenue	8.4%
Natural Gas Revenue	6.6%
Ad Valorem Property Tax	6.6%
Water Revenue	5.7%
Port, Airport & Marina Revenue	5.3%
Income Tax Revenue	3.8%
Economic Development Revenue	3.6%
Industrial Revenue	3.5%
Hotel Occupancy Tax	3.4%
Miscellaneous Taxes	3.2%
Appropriations	2.7%
Miscellaneous Revenue	2.6%
Sales Tax Revenue	2.0%
General Fund	1.9%
Fuel Sales Tax Revenue	1.9%
Lease (Appropriation)	1.9%
Tobacco Settlement Funded	1.4%
Other	1.6%
Short-Term Instruments‡	4.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (05/31/12)
PIMCO National Intermediate Municipal Bond Fund Institutional Class	3.39%	0.66%	2.71%	3.15%
PIMCO National Intermediate Municipal Bond Fund Class P	3.33%	0.56%	2.61%	3.05%
PIMCO National Intermediate Municipal Bond Fund Class D	3.20%	0.30%	2.35%	2.80%
PIMCO National Intermediate Municipal Bond Fund Class A	3.20%	0.30%	2.35%	2.80%
PIMCO National Intermediate Municipal Bond Fund Class A (adjusted)	0.87%	(1.97)%	1.57%	2.06%
PIMCO National Intermediate Municipal Bond Fund Class C	2.95%	(0.19)%	1.84%	2.29%
PIMCO National Intermediate Municipal Bond Fund Class C (adjusted)	1.95%	(1.18)%	1.84%	2.29%
Bloomberg Barclays 1-15 Year Municipal Bond Index	2.59%	0.97%	2.52%	2.68%
Lipper Intermediate Municipal Debt Funds Average	2.58%	0.42%	2.06%	2.30%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratios in effect as of period end, 0.45% for the Institutional Class shares, 0.55% for Class P shares, 0.80% for Class D shares, 0.80% for Class A shares, and 1.30% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO National Intermediate Municipal Bond Fund seeks maximum tax exempt income by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Underweight exposure to municipal duration detracted from performance, as municipal yields declined.

»	Overweight exposure to the revenue-backed sector contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the health care sector contributed to performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the lease-backed sector detracted from performance, as the sector outperformed the general municipal market.

12	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO New York Municipal Bond Fund

Institutional Class - PNYIX	Class A - PNYAX
Class P - PNYPX	Class C - PBFCX
Class D - PNYDX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Municipal Bonds & Notes
College & University Revenue	17.2%
Income Tax Revenue	11.0%
Water Revenue	7.4%
Miscellaneous Revenue	7.3%
Port, Airport & Marina Revenue	6.8%
Transit Revenue	6.5%
Industrial Revenue	5.9%
Health, Hospital & Nursing Home Revenue	4.6%
Electric Power & Light Revenue	4.6%
Tobacco Settlement Funded	3.3%
Ad Valorem Property Tax	2.7%
Miscellaneous Taxes	2.7%
Highway Revenue Tolls	2.5%
Recreational Revenue	2.2%
Hotel Occupancy Tax	1.9%
Lease Revenue	1.6%
Sales Tax Revenue	1.6%
Other	1.6%
Short-Term Instruments‡	8.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Institutional Class	2.75%	0.54%	3.32%	4.21%	4.92%
PIMCO New York Municipal Bond Fund Class P	2.70%	0.44%	3.22%	4.10%	4.82%
PIMCO New York Municipal Bond Fund Class D	2.58%	0.21%	2.98%	3.86%	4.55%
PIMCO New York Municipal Bond Fund Class A	2.58%	0.21%	2.98%	3.86%	4.55%
PIMCO New York Municipal Bond Fund Class A (adjusted)	0.27%	(2.05)%	2.20%	3.55%	4.37%
PIMCO New York Municipal Bond Fund Class C	2.20%	(0.54)%	2.22%	3.09%	3.80%
PIMCO New York Municipal Bond Fund Class C (adjusted)	1.20%	(1.51)%	2.22%	3.09%	3.80%
Bloomberg Barclays New York Municipal Bond Index	2.87%	0.83%	3.00%	4.47%	4.96%
Lipper New York Municipal Debt Funds Average	2.65%	0.13%	2.57%	3.79%	4.27%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.455% for the Institutional Class shares, 0.555% for Class P shares, 0.785% for Class D shares, 0.785% for Class A shares, and 1.535% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO New York Municipal Bond Fund seeks high current income exempt from federal and New York income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax (“New York Municipal Bonds”). New York Municipal Bonds are generally issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Overweight exposure to the revenue-backed sector contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the education sector contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the transportation sector detracted from performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the water and sewer sector detracted from performance, as the sector outperformed the general municipal market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	13

PIMCO Short Duration Municipal Income Fund

Institutional Class - PSDIX	Class A - PSDAX
Class P - PSDPX	Class C - PSDCX
Class D - PSDDX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	14.6%
Industrial Revenue	9.6%
Electric Power & Light Revenue	9.2%
Highway Revenue Tolls	8.6%
Ad Valorem Property Tax	7.8%
General Fund	5.7%
Miscellaneous Revenue	5.3%
Resource Recovery Revenue	5.1%
Natural Gas Revenue	4.2%
College & University Revenue	4.1%
Port, Airport & Marina Revenue	3.7%
Tobacco Settlement Funded	3.6%
Sales Tax Revenue	2.0%
Appropriations	2.0%
Local or Guaranteed Housing	1.6%
Fuel Sales Tax Revenue	1.5%
Sewer Revenue	1.2%
Other	1.8%
Short-Term Instruments‡	8.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Institutional Class	1.26%	1.25%	0.97%	0.16%	1.53%
PIMCO Short Duration Municipal Income Fund Class P	1.21%	1.15%	0.87%	0.06%	1.41%
PIMCO Short Duration Municipal Income Fund Class D	1.05%	0.85%	0.57%	(0.24)%	1.12%
PIMCO Short Duration Municipal Income Fund Class A	1.06%	0.85%	0.57%	(0.24)%	1.12%
PIMCO Short Duration Municipal Income Fund Class A (adjusted)	(1.18)%	(1.37)%	0.11%	(0.47)%	0.99%
PIMCO Short Duration Municipal Income Fund Class C	0.90%	0.55%	0.28%	(0.53)%	0.75%
PIMCO Short Duration Municipal Income Fund Class C (adjusted)	(0.10)%	(0.45)%	0.28%	(0.53)%	0.75%
Bloomberg Barclays 1 Year Municipal Bond Index	0.61%	1.13%	0.74%	1.66%	2.36%
Lipper Short Municipal Debt Funds Average	0.89%	0.71%	0.62%	1.50%	2.39%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.33% for the Institutional Class shares, 0.43% for Class P shares, 0.73% for Class D shares, 0.73% for Class A shares, and 1.03% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Short Duration Municipal Income Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Overweight exposure to municipal duration contributed to performance, as municipal yields declined.

»	Overweight exposure to the revenue-backed municipal bonds sector contributed to performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the pre-refunded municipal bonds sector contributed to performance, as the sector underperformed the general municipal market.

»	Overweight exposure to the industrial revenue municipal bonds sector contributed to performance, as the sector outperformed the general municipal market.

»	A modest short interest rate hedge detracted from performance versus the benchmark.

14	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO Unconstrained Tax Managed Bond Fund

Institutional Class - PUTIX	Class A - ATMAX
Class P - PUTPX	Class C - ATMCX
Class D - ATMDX

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2017†§

Municipal Bonds & Notes
Ad Valorem Property Tax	10.4%
Tobacco Settlement Funded	7.5%
Health, Hospital & Nursing Home Revenue	6.7%
Miscellaneous Revenue	6.5%
Water Revenue	4.4%
Highway Revenue Tolls	4.4%
Industrial Revenue	4.2%
Transit Revenue	4.1%
Electric Power & Light Revenue	3.6%
Sales Tax Revenue	3.3%
Port, Airport & Marina Revenue	2.9%
College & University Revenue	2.6%
Lease Revenue	2.6%
General Fund	2.4%
Income Tax Revenue	1.6%
Miscellaneous Taxes	1.3%
Casinos	1.3%
Other	2.5%
U.S. Treasury Obligations	10.5%
U.S. Government Agencies	4.7%
Asset-Backed Securities	4.6%
Non-Agency Mortgage-Backed Securities	2.9%
Corporate Bonds & Notes	2.1%
Short-Term Instruments	1.9%
Other	1.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (01/30/09)
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class	3.73%	8.31%	2.68%	3.24%
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class Shares After Taxes on Distributions	3.73%	8.31%	2.32%	2.82%
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class Shares After Taxes on Distributions and Sale of Fund Shares	2.73%	5.93%	2.32%	2.65%
PIMCO Unconstrained Tax Managed Bond Fund Class P	3.68%	8.20%	2.57%	3.14%
PIMCO Unconstrained Tax Managed Bond Fund Class P Shares After Taxes on Distributions	3.68%	8.20%	2.23%	2.74%
PIMCO Unconstrained Tax Managed Bond Fund Class P Shares After Taxes on Distributions and Sale of Fund Shares	2.68%	5.82%	2.23%	2.56%
PIMCO Unconstrained Tax Managed Bond Fund Class D	3.52%	7.87%	2.27%	2.84%
PIMCO Unconstrained Tax Managed Bond Fund Class D Shares After Taxes on Distributions	3.52%	7.87%	1.97%	2.49%
PIMCO Unconstrained Tax Managed Bond Fund Class D Shares After Taxes on Distributions and Sale of Fund Shares	2.53%	5.50%	1.97%	2.31%
PIMCO Unconstrained Tax Managed Bond Fund Class A	3.52%	7.88%	2.27%	2.83%
PIMCO Unconstrained Tax Managed Bond Fund Class A (adjusted)	(0.37)%	3.79%	1.49%	2.38%
PIMCO Unconstrained Tax Managed Bond Fund Class A (w/Sales Charge and After Taxes on Distributions)	(0.37)%	3.79%	1.19%	2.04%
PIMCO Unconstrained Tax Managed Bond Fund Class A (w/Sales Charge and After Taxes on Distributions and Sale of Fund Shares)	0.30%	3.15%	1.36%	1.95%
PIMCO Unconstrained Tax Managed Bond Fund Class C	3.14%	7.07%	1.58%	2.12%
PIMCO Unconstrained Tax Managed Bond Fund Class C (adjusted)	2.14%	6.07%	1.58%	2.12%
PIMCO Unconstrained Tax Managed Bond Fund Class C (w/Sales Charge and After Taxes on Distributions)	2.14%	6.07%	1.35%	1.90%
PIMCO Unconstrained Tax Managed Bond Fund Class C (w/Sales Charge and After Taxes on Distributions and Sale of Fund Shares)	1.58%	4.14%	1.36%	1.71%
3 Month USD LIBOR After Tax	0.39%	0.67%	0.30%	0.31%
Lipper Alternative Credit Focus Funds Average	2.22%	4.54%	2.14%	5.29%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 01/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.71% for the Institutional Class shares, 0.81% for Class P shares, 1.11% for Class D shares, 1.11% for Class A shares, and 1.86% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Unconstrained Tax Managed Bond Fund seeks maximum long-term after-tax return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»

Long exposure to non-agency mortgages contributed to performance. This is consistent with the BAML Fixed Rate Home Equity Index, which generally tracks the price performance of the non-agency mortgage sector, and which increased in price.

»	Municipal bond positioning contributed to performance driven by long exposure to tax-exempt municipal bonds and positive municipal bond total returns over the reporting period.

»	Long positions in U.S. nominal rates, primarily at the 5-7 year portion of the yield curve, contributed to performance, as yields declined at the 10-year portion of the yield curve.

»	Short European rate positioning contributed to performance, as rates increased over the last six months of the reporting period.

»	Short currency positioning in the euro, British pound, and the Singapore dollar detracted from performance, as these currencies appreciated against the U.S. dollar over the reporting period.

»	Exposure to U.S. breakeven inflation detracted from performance, as U.S. breakeven inflation rates decreased.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	15

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2017 to September 30, 2017 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO California Intermediate Municipal Bond Fund
Institutional Class	$1,000.00	$1,027.30	$2.25	$1,000.00	$1,022.71	$2.24	0.445%
Class P	1,000.00	1,026.80	2.75	1,000.00	1,022.21	2.75	0.545
Class D	1,000.00	1,025.60	3.91	1,000.00	1,021.07	3.91	0.775
Class A	1,000.00	1,025.60	3.91	1,000.00	1,021.07	3.91	0.775
Class C	1,000.00	1,021.80	7.69	1,000.00	1,017.33	7.67	1.525
PIMCO California Municipal Bond Fund
Institutional Class	$1,000.00	$1,034.70	$2.44	$1,000.00	$1,022.54	$2.42	0.48	%(a)
Class P	1,000.00	1,034.10	2.94	1,000.00	1,022.04	2.92	0.58	(a)
Class D	1,000.00	1,032.90	4.21	1,000.00	1,020.79	4.18	0.83	(a)
Class A	1,000.00	1,032.90	4.21	1,000.00	1,020.79	4.18	0.83	(a)
Class C	1,000.00	1,029.00	7.99	1,000.00	1,017.05	7.95	1.58	(a)
PIMCO California Short Duration Municipal Income Fund
Institutional Class	$1,000.00	$1,011.50	$1.65	$1,000.00	$1,023.29	$1.66	0.33%
Class P	1,000.00	1,011.00	2.16	1,000.00	1,022.79	2.17	0.43
Class D	1,000.00	1,009.50	3.66	1,000.00	1,021.29	3.68	0.73
Class A	1,000.00	1,009.50	3.66	1,000.00	1,021.29	3.68	0.73

16	PIMCO TAX-EFFICIENT STRATEGY FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO High Yield Municipal Bond Fund
Institutional Class	$1,000.00	$1,046.10	$3.01	$1,000.00	$1,021.99	$2.97	0.59	%(b)
Class P	1,000.00	1,045.50	3.52	1,000.00	1,021.49	3.48	0.69	(b)
Class D	1,000.00	1,044.50	4.54	1,000.00	1,020.49	4.48	0.89	(b)
Class A	1,000.00	1,044.50	4.54	1,000.00	1,020.49	4.48	0.89	(b)
Class C	1,000.00	1,040.60	8.34	1,000.00	1,016.75	8.25	1.64	(b)
PIMCO Municipal Bond Fund
Institutional Class	$1,000.00	$1,042.00	$2.34	$1,000.00	$1,022.64	$2.32	0.46	%(c)
Class P	1,000.00	1,041.50	2.85	1,000.00	1,022.14	2.82	0.56	(c)
Class D	1,000.00	1,040.40	3.92	1,000.00	1,021.09	3.88	0.77	(c)
Class A	1,000.00	1,040.40	3.92	1,000.00	1,021.09	3.88	0.77	(c)
Class C	1,000.00	1,037.80	6.45	1,000.00	1,018.60	6.39	1.27	(c)
PIMCO National Intermediate Municipal Bond Fund
Institutional Class	$1,000.00	$1,033.90	$2.28	$1,000.00	$1,022.69	$2.27	0.45%
Class P	1,000.00	1,033.30	2.79	1,000.00	1,022.19	2.77	0.55
Class D	1,000.00	1,032.00	4.05	1,000.00	1,020.94	4.03	0.80
Class A	1,000.00	1,032.00	4.05	1,000.00	1,020.94	4.03	0.80
Class C	1,000.00	1,029.50	6.58	1,000.00	1,018.45	6.54	1.30
PIMCO New York Municipal Bond Fund
Institutional Class	$1,000.00	$1,027.50	$2.35	$1,000.00	$1,022.61	$2.34	0.465	%(d)
Class P	1,000.00	1,027.00	2.86	1,000.00	1,022.11	2.85	0.565	(d)
Class D	1,000.00	1,025.80	4.02	1,000.00	1,020.97	4.01	0.795	(d)
Class A	1,000.00	1,025.80	4.02	1,000.00	1,020.97	4.01	0.795	(d)
Class C	1,000.00	1,022.00	7.79	1,000.00	1,017.23	7.77	1.545	(d)
PIMCO Short Duration Municipal Income Fund
Institutional Class	$1,000.00	$1,012.60	$1.66	$1,000.00	$1,023.29	$1.66	0.33%
Class P	1,000.00	1,012.10	2.16	1,000.00	1,022.79	2.17	0.43
Class D	1,000.00	1,010.50	3.66	1,000.00	1,021.29	3.68	0.73
Class A	1,000.00	1,010.60	3.66	1,000.00	1,021.29	3.68	0.73
Class C	1,000.00	1,009.00	5.16	1,000.00	1,019.80	5.19	1.03
PIMCO Unconstrained Tax Managed Bond Fund
Institutional Class	$1,000.00	$1,037.30	$3.56	$1,000.00	$1,021.44	$3.53	0.70%
Class P	1,000.00	1,036.80	4.06	1,000.00	1,020.94	4.03	0.80
Class D	1,000.00	1,035.20	5.58	1,000.00	1,019.45	5.54	1.10
Class A	1,000.00	1,035.20	5.58	1,000.00	1,019.45	5.54	1.10
Class C	1,000.00	1,031.40	9.37	1,000.00	1,015.71	9.30	1.85

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

(a) The Net Annualized Expense Ratio reflected in the expense example above includes 0.04% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.23, $2.74, $4.00, $4.00, $7.79 for Actual Performance and $2.22, $2.72, $3.98, $3.98, $7.75 for Hypothetical Performance for Institutional Class, Class P, Class D, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for additional information regarding TOBs.

(b) The Net Annualized Expense Ratio reflected in the expense example above includes 0.04% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.81, $3.31, $4.33, $4.33, $8.14, for Actual Performance and $2.77, $3.28, $4.28, $4.28, $8.05, for Hypothetical Performance for Institutional Class, Class P, Class D, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for additional information regarding TOBs.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	17

Expense Examples (Cont.)

(c) The Net Annualized Expense Ratio reflected in the expense example above includes 0.02% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.24, $2.75, $3.82, $3.82, $6.35, for Actual Performance and $2.22, $2.72, $3.78, $3.78, $6.29, for Hypothetical Performance for Institutional Class, Class P, Class D, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for additional information regarding TOBs.

(d) The Net Annualized Expense Ratio reflected in the expense example above includes 0.02% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.25, $2.75, $3.91, $3.91, $7.69, for Actual Performance and $2.24, $2.75, $3.91, $3.91, $7.67, for Hypothetical Performance for Institutional Class, Class P, Class D, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for additional information regarding TOBs.

18	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Benchmark Descriptions

Index*	Benchmark Descriptions

3 Month USD LIBOR After Tax	3 Month USD LIBOR After Tax. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

Bloomberg Barclays 1 Year Municipal Bond Index	Bloomberg Barclays 1 Year Municipal Bond Index is is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

Bloomberg Barclays 1-15 Year Municipal Bond Index	Bloomberg Barclays 1-15 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 17 years. It is an unmanaged index representative of the tax exempt bond market.

Bloomberg Barclays California 1 Year Municipal Bond Index	Bloomberg Barclays California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having a maturity of at least one year and less than two years.

Bloomberg Barclays California Intermediate Municipal Bond Index	Bloomberg Barclays California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Bloomberg Barclays California Municipal Bond Index	The Bloomberg Barclays California Municipal Bond Index is the California component of the Bloomberg Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Bloomberg Barclays High Yield Municipal Bond Index	The Bloomberg Barclays High Yield Municipal Bond Index measures the non-investment grade and non-rated U.S. tax-exempt bond market. It is an unmanaged index made up of dollar-denominated, fixed-rate municipal securities that are rated Ba1/BB+/BB+ or below or non-rated and that meet specified maturity, liquidity, and quality requirements.

Bloomberg Barclays Municipal Bond Index	Bloomberg Barclays Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Bloomberg Barclays New York Municipal Bond Index	The Bloomberg Barclays New York Municipal Bond Index is the New York component of the Bloomberg Barclays Municipal Bond Index, which consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

* It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	19

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO California Intermediate Municipal Bond Fund
Institutional Class
04/01/2017 - 09/30/2017+	$9.69	$0.12	$0.14	$0.26	$(0.12)	$0.00	$0.00	$(0.12)
03/31/2017	9.97	0.24	(0.28)	(0.04)	(0.24)	0.00	0.00	(0.24)
03/31/2016	9.86	0.25	0.11	0.36	(0.25)	0.00	0.00	(0.25)
03/31/2015	9.68	0.22	0.19	0.41	(0.23)	0.00	0.00	(0.23)
03/31/2014	9.86	0.20	(0.18)	0.02	(0.20)	0.00	0.00	(0.20)
03/31/2013	9.67	0.27	0.18	0.45	(0.26)	0.00	0.00	(0.26)
Class P
04/01/2017 - 09/30/2017+	9.69	0.12	0.14	0.26	(0.12)	0.00	0.00	(0.12)
03/31/2017	9.97	0.23	(0.28)	(0.05)	(0.23)	0.00	0.00	(0.23)
03/31/2016	9.86	0.24	0.11	0.35	(0.24)	0.00	0.00	(0.24)
03/31/2015	9.68	0.22	0.18	0.40	(0.22)	0.00	0.00	(0.22)
03/31/2014	9.86	0.20	(0.19)	0.01	(0.19)	0.00	0.00	(0.19)
03/31/2013	9.67	0.26	0.18	0.44	(0.25)	0.00	0.00	(0.25)
Class D
04/01/2017 - 09/30/2017+	9.69	0.11	0.14	0.25	(0.11)	0.00	0.00	(0.11)
03/31/2017	9.97	0.21	(0.28)	(0.07)	(0.21)	0.00	0.00	(0.21)
03/31/2016	9.86	0.22	0.11	0.33	(0.22)	0.00	0.00	(0.22)
03/31/2015	9.68	0.19	0.18	0.37	(0.19)	0.00	0.00	(0.19)
03/31/2014	9.86	0.17	(0.18)	(0.01)	(0.17)	0.00	0.00	(0.17)
03/31/2013	9.67	0.24	0.18	0.42	(0.23)	0.00	0.00	(0.23)
Class A
04/01/2017 - 09/30/2017+	9.69	0.11	0.14	0.25	(0.11)	0.00	0.00	(0.11)
03/31/2017	9.97	0.21	(0.28)	(0.07)	(0.21)	0.00	0.00	(0.21)
03/31/2016	9.86	0.22	0.11	0.33	(0.22)	0.00	0.00	(0.22)
03/31/2015	9.68	0.19	0.18	0.37	(0.19)	0.00	0.00	(0.19)
03/31/2014	9.86	0.17	(0.18)	(0.01)	(0.17)	0.00	0.00	(0.17)
03/31/2013	9.67	0.24	0.18	0.42	(0.23)	0.00	0.00	(0.23)
Class C
04/01/2017 - 09/30/2017+	9.69	0.07	0.14	0.21	(0.07)	0.00	0.00	(0.07)
03/31/2017	9.97	0.14	(0.28)	(0.14)	(0.14)	0.00	0.00	(0.14)
03/31/2016	9.86	0.14	0.11	0.25	(0.14)	0.00	0.00	(0.14)
03/31/2015	9.68	0.12	0.18	0.30	(0.12)	0.00	0.00	(0.12)
03/31/2014	9.86	0.10	(0.18)	(0.08)	(0.10)	0.00	0.00	(0.10)
03/31/2013	9.67	0.16	0.18	0.34	(0.15)	0.00	0.00	(0.15)

PIMCO California Municipal Bond Fund
Institutional Class
04/01/2017 - 09/30/2017+	$10.52	$0.17	$0.19	$0.36	$(0.16)	$0.00	$0.00	$(0.16)
03/31/2017	10.81	0.32	(0.29)	0.03	(0.32)	0.00	0.00	(0.32)
03/31/2016	10.47	0.30	0.34	0.64	(0.30)	0.00	0.00	(0.30)
03/31/2015	10.03	0.26	0.43	0.69	(0.25)	0.00	0.00	(0.25)
03/31/2014	10.14	0.23	(0.12)	0.11	(0.22)	0.00	0.00	(0.22)
05/31/2012 - 03/31/2013	10.00	0.19	0.17	0.36	(0.19)	(0.03)	0.00	(0.22)
Class P
04/01/2017 - 09/30/2017+	10.52	0.16	0.20	0.36	(0.16)	0.00	0.00	(0.16)
03/31/2017	10.81	0.31	(0.29)	0.02	(0.31)	0.00	0.00	(0.31)
03/31/2016	10.47	0.29	0.34	0.63	(0.29)	0.00	0.00	(0.29)
03/31/2015	10.03	0.25	0.43	0.68	(0.24)	0.00	0.00	(0.24)
03/31/2014	10.14	0.22	(0.12)	0.10	(0.21)	0.00	0.00	(0.21)
05/31/2012 - 03/31/2013	10.00	0.18	0.17	0.35	(0.18)	(0.03)	0.00	(0.21)
Class D
04/01/2017 - 09/30/2017+	10.52	0.15	0.19	0.34	(0.14)	0.00	0.00	(0.14)
03/31/2017	10.81	0.28	(0.29)	(0.01)	(0.28)	0.00	0.00	(0.28)
03/31/2016	10.47	0.27	0.34	0.61	(0.27)	0.00	0.00	(0.27)
03/31/2015	10.03	0.22	0.44	0.66	(0.22)	0.00	0.00	(0.22)
03/31/2014	10.14	0.19	(0.11)	0.08	(0.19)	0.00	0.00	(0.19)
05/31/2012 - 03/31/2013	10.00	0.17	0.16	0.33	(0.16)	(0.03)	0.00	(0.19)

20	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.83	2.73%	$44,131	0.445	%*	0.445	%*	0.445	%*	0.445	%*	2.52	%*	14%
9.69	(0.37)	41,743	0.445		0.445		0.445		0.445		2.44		41
9.97	3.70	51,348	0.445		0.445		0.445		0.445		2.53		24
9.86	4.22	52,171	0.445		0.445		0.445		0.445		2.28		10
9.68	0.25	63,973	0.445		0.445		0.445		0.445		2.12		62
9.86	4.69	88,914	0.445		0.445		0.445		0.445		2.72		21

9.83	2.68	28,298	0.545	*	0.545	*	0.545	*	0.545	*	2.42	*	14
9.69	(0.47)	28,220	0.545		0.545		0.545		0.545		2.36		41
9.97	3.59	16,017	0.545		0.545		0.545		0.545		2.43		24
9.86	4.12	15,401	0.545		0.545		0.545		0.545		2.22		10
9.68	0.15	9,724	0.545		0.545		0.545		0.545		2.02		62
9.86	4.59	14,380	0.545		0.545		0.545		0.545		2.63		21

9.83	2.56	3,040	0.775	*	0.775	*	0.775	*	0.775	*	2.19	*	14
9.69	(0.70)	3,047	0.775		0.775		0.775		0.775		2.14		41
9.97	3.36	2,603	0.775		0.775		0.775		0.775		2.20		24
9.86	3.88	3,007	0.775		0.775		0.775		0.775		1.95		10
9.68	(0.08)	4,171	0.775		0.775		0.775		0.775		1.78		62
9.86	4.35	5,664	0.775		0.775		0.775		0.775		2.42		21

9.83	2.56	48,983	0.775	*	0.775	*	0.775	*	0.775	*	2.18	*	14
9.69	(0.70)	44,936	0.775		0.775		0.775		0.775		2.12		41
9.97	3.36	42,785	0.775		0.775		0.775		0.775		2.20		24
9.86	3.88	37,660	0.775		0.775		0.775		0.775		1.96		10
9.68	(0.08)	46,371	0.775		0.775		0.775		0.775		1.79		62
9.86	4.35	62,695	0.775		0.775		0.775		0.775		2.43		21

9.83	2.18	9,921	1.525	*	1.525	*	1.525	*	1.525	*	1.44	*	14
9.69	(1.45)	11,160	1.525		1.525		1.525		1.525		1.37		41
9.97	2.59	11,946	1.525		1.525		1.525		1.525		1.45		24
9.86	3.11	9,383	1.525		1.525		1.525		1.525		1.22		10
9.68	(0.83)	9,667	1.525		1.525		1.525		1.525		1.04		62
9.86	3.57	13,823	1.525		1.525		1.525		1.525		1.67		21

$10.72	3.47%	$2,814	0.48	%*	0.48	%*	0.44	%*	0.44	%*	3.13	%*	20%
10.52	0.23	3,417	0.46		0.46		0.44		0.44		2.93		133
10.81	6.26	4,434	0.44		0.44		0.44		0.44		2.90		89
10.47	6.96	4,155	0.44		0.44		0.44		0.44		2.48		8
10.03	1.16	4,608	0.44		0.44		0.44		0.44		2.31		65
10.14	3.58	3,898	0.44	*	1.26	*	0.44	*	1.26	*	2.29	*	22

10.72	3.41	600	0.58	*	0.58	*	0.54	*	0.54	*	3.04	*	20
10.52	0.13	671	0.56		0.56		0.54		0.54		2.81		133
10.81	6.16	432	0.54		0.54		0.54		0.54		2.73		89
10.47	6.85	117	0.54		0.54		0.54		0.54		2.39		8
10.03	1.06	110	0.54		0.54		0.54		0.54		2.19		65
10.14	3.50	132	0.54	*	3.21	*	0.54	*	3.21	*	2.16	*	22

10.72	3.29	979	0.83	*	0.83	*	0.79	*	0.79	*	2.78	*	20
10.52	(0.12)	792	0.81		0.81		0.79		0.79		2.60		133
10.81	5.89	563	0.79		0.79		0.79		0.79		2.55		89
10.47	6.59	521	0.79		0.79		0.79		0.79		2.15		8
10.03	0.81	376	0.79		0.79		0.79		0.79		1.93		65
10.14	3.30	353	0.79	*	2.18	*	0.79	*	2.18	*	1.99	*	22

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	21

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO California Municipal Bond Fund (Cont.)
Class A
04/01/2017 - 09/30/2017+	$10.52	$0.15	$0.19	$0.34	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2017	10.81	0.28	(0.29)	(0.01)	(0.28)	0.00	0.00	(0.28)
03/31/2016	10.47	0.27	0.34	0.61	(0.27)	0.00	0.00	(0.27)
03/31/2015	10.03	0.22	0.44	0.66	(0.22)	0.00	0.00	(0.22)
03/31/2014	10.14	0.19	(0.11)	0.08	(0.19)	0.00	0.00	(0.19)
05/31/2012 - 03/31/2013	10.00	0.17	0.16	0.33	(0.16)	(0.03)	0.00	(0.19)
Class C
04/01/2017 - 09/30/2017+	10.52	0.11	0.19	0.30	(0.10)	0.00	0.00	(0.10)
03/31/2017	10.81	0.20	(0.29)	(0.09)	(0.20)	0.00	0.00	(0.20)
03/31/2016	10.47	0.19	0.34	0.53	(0.19)	0.00	0.00	(0.19)
03/31/2015	10.03	0.15	0.43	0.58	(0.14)	0.00	0.00	(0.14)
03/31/2014	10.14	0.12	(0.12)	0.00	(0.11)	0.00	0.00	(0.11)
05/31/2012 - 03/31/2013	10.00	0.11	0.16	0.27	(0.10)	(0.03)	0.00	(0.13)

PIMCO California Short Duration Municipal Income Fund
Institutional Class
04/01/2017 - 09/30/2017+	$9.87	$0.08	$0.03	$0.11	$(0.06)	$0.00	$0.00	$(0.06)
03/31/2017	9.94	0.10	(0.07)	0.03	(0.10)	0.00	0.00	(0.10)
03/31/2016	9.94	0.09	0.00	0.09	(0.09)	0.00	0.00	(0.09)
03/31/2015	9.93	0.08	0.01	0.09	(0.08)	0.00	0.00	(0.08)
03/31/2014	9.98	0.08	(0.05)	0.03	(0.08)	0.00	0.00	(0.08)
03/31/2013	10.02	0.11	(0.04)	0.07	(0.11)	0.00	0.00	(0.11)
Class P
04/01/2017 - 09/30/2017+	9.87	0.07	0.04	0.11	(0.06)	0.00	0.00	(0.06)
03/31/2017	9.94	0.09	(0.07)	0.02	(0.09)	0.00	0.00	(0.09)
03/31/2016	9.94	0.08	0.00	0.08	(0.08)	0.00	0.00	(0.08)
03/31/2015	9.93	0.07	0.01	0.08	(0.07)	0.00	0.00	(0.07)
03/31/2014	9.98	0.07	(0.05)	0.02	(0.07)	0.00	0.00	(0.07)
03/31/2013	10.02	0.10	(0.04)	0.06	(0.10)	0.00	0.00	(0.10)
Class D
04/01/2017 - 09/30/2017+	9.87	0.06	0.03	0.09	(0.04)	0.00	0.00	(0.04)
03/31/2017	9.94	0.06	(0.07)	(0.01)	(0.06)	0.00	0.00	(0.06)
03/31/2016	9.94	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)
03/31/2015	9.93	0.04	0.01	0.05	(0.04)	0.00	0.00	(0.04)
03/31/2014	9.98	0.04	(0.05)	(0.01)	(0.04)	0.00	0.00	(0.04)
03/31/2013	10.02	0.07	(0.04)	0.03	(0.07)	0.00	0.00	(0.07)
Class A
04/01/2017 - 09/30/2017+	9.87	0.06	0.03	0.09	(0.04)	0.00	0.00	(0.04)
03/31/2017	9.94	0.06	(0.07)	(0.01)	(0.06)	0.00	0.00	(0.06)
03/31/2016	9.94	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)
03/31/2015	9.93	0.04	0.01	0.05	(0.04)	0.00	0.00	(0.04)
03/31/2014	9.98	0.04	(0.05)	(0.01)	(0.04)	0.00	0.00	(0.04)
03/31/2013	10.02	0.07	(0.04)	0.03	(0.07)	0.00	0.00	(0.07)

PIMCO High Yield Municipal Bond Fund
Institutional Class
04/01/2017 - 09/30/2017+	$8.82	$0.20	$0.20	$0.40	$(0.19)	$0.00	$0.00	$(0.19)
03/31/2017	8.96	0.37	(0.15)	0.22	(0.36)	0.00	0.00	(0.36)
03/31/2016	8.71	0.37	0.26	0.63	(0.38)	0.00	0.00	(0.38)
03/31/2015	8.34	0.39	0.37	0.76	(0.39)	0.00	0.00	(0.39)
03/31/2014	8.89	0.39	(0.56)	(0.17)	(0.38)	0.00	0.00	(0.38)
03/31/2013	8.40	0.38	0.48	0.86	(0.37)	0.00	0.00	(0.37)
Class P
04/01/2017 - 09/30/2017+	8.82	0.20	0.20	0.40	(0.19)	0.00	0.00	(0.19)
03/31/2017	8.96	0.36	(0.14)	0.22	(0.36)	0.00	0.00	(0.36)
03/31/2016	8.71	0.37	0.25	0.62	(0.37)	0.00	0.00	(0.37)
03/31/2015	8.34	0.39	0.37	0.76	(0.39)	0.00	0.00	(0.39)
03/31/2014	8.89	0.38	(0.56)	(0.18)	(0.37)	0.00	0.00	(0.37)
03/31/2013	8.40	0.37	0.48	0.85	(0.36)	0.00	0.00	(0.36)

22	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.72	3.29%	$6,080	0.83	%*	0.83	%*	0.79	%*	0.79	%*	2.78	%*	20%
10.52	(0.12)	5,877	0.81		0.81		0.79		0.79		2.60		133
10.81	5.90	5,630	0.79		0.79		0.79		0.79		2.53		89
10.47	6.59	2,121	0.79		0.79		0.79		0.79		2.15		8
10.03	0.81	984	0.79		0.79		0.79		0.79		1.92		65
10.14	3.30	1,745	0.79	*	2.13	*	0.79	*	2.13	*	1.96	*	22

10.72	2.90	1,908	1.58	*	1.58	*	1.54	*	1.54	*	2.03	*	20
10.52	(0.87)	2,190	1.56		1.56		1.54		1.54		1.83		133
10.81	5.11	2,343	1.54		1.54		1.54		1.54		1.79		89
10.47	5.80	1,712	1.54		1.54		1.54		1.54		1.44		8
10.03	0.05	438	1.54		1.54		1.54		1.54		1.26		65
10.14	2.69	73	1.54	*	2.55	*	1.54	*	2.55	*	1.26	*	22

$9.92	1.15%	$83,386	0.33	%*	0.33	%*	0.33	%*	0.33	%*	1.57	%*	30%
9.87	0.34	76,914	0.33		0.33		0.33		0.33		1.04		71
9.94	0.96	72,156	0.33		0.33		0.33		0.33		0.95		42
9.94	0.95	61,615	0.33		0.33		0.33		0.33		0.84		36
9.93	0.34	65,670	0.33		0.33		0.33		0.33		0.84		46
9.98	0.72	63,300	0.33		0.33		0.33		0.33		1.13		37

9.92	1.10	12,844	0.43	*	0.43	*	0.43	*	0.43	*	1.47	*	30
9.87	0.24	12,435	0.43		0.43		0.43		0.43		0.93		71
9.94	0.85	22,854	0.43		0.43		0.43		0.43		0.83		42
9.94	0.84	40,912	0.43		0.43		0.43		0.43		0.74		36
9.93	0.24	33,550	0.43		0.43		0.43		0.43		0.72		46
9.98	0.62	29,028	0.43		0.43		0.43		0.43		1.02		37

9.92	0.95	2,408	0.73	*	0.73	*	0.73	*	0.73	*	1.14	*	30
9.87	(0.06)	2,433	0.73		0.73		0.73		0.73		0.65		71
9.94	0.55	3,288	0.73		0.73		0.73		0.73		0.54		42
9.94	0.54	3,905	0.73		0.73		0.73		0.73		0.42		36
9.93	(0.06)	7,565	0.73		0.73		0.73		0.73		0.44		46
9.98	0.32	8,236	0.73		0.73		0.73		0.73		0.71		37

9.92	0.95	34,753	0.73	*	0.73	*	0.73	*	0.73	*	1.17	*	30
9.87	(0.06)	32,973	0.73		0.73		0.73		0.73		0.64		71
9.94	0.55	39,619	0.73		0.73		0.73		0.73		0.53		42
9.94	0.54	58,069	0.73		0.73		0.73		0.73		0.44		36
9.93	(0.06)	94,614	0.73		0.73		0.73		0.73		0.44		46
9.98	0.32	120,591	0.73		0.73		0.73		0.73		0.73		37

$9.03	4.61%	$377,325	0.59	%*	0.59	%*	0.55	%*	0.55	%*	4.51	%*	35%
8.82	2.52	256,810	0.58		0.58		0.55		0.55		4.06		124
8.96	7.47	313,824	0.56		0.56		0.55		0.55		4.27		58
8.71	9.32	86,028	0.55		0.55		0.55		0.55		4.55		32
8.34	(1.80)	82,640	0.55		0.55		0.55		0.55		4.62		50
8.89	10.42	89,801	0.54		0.55		0.54		0.55		4.29		73

9.03	4.55	124,833	0.69	*	0.69	*	0.65	*	0.65	*	4.40	*	35
8.82	2.42	106,553	0.68		0.68		0.65		0.65		3.98		124
8.96	7.36	114,366	0.66		0.66		0.65		0.65		4.26		58
8.71	9.22	74,736	0.65		0.65		0.65		0.65		4.50		32
8.34	(1.90)	42,744	0.65		0.65		0.65		0.65		4.54		50
8.89	10.31	35,961	0.64		0.65		0.64		0.65		4.21		73

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	23

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO High Yield Municipal Bond Fund (Cont.)
Class D
04/01/2017 - 09/30/2017+	$8.82	$0.19	$0.20	$0.39	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2017	8.96	0.34	(0.14)	0.20	(0.34)	0.00	0.00	(0.34)
03/31/2016	8.71	0.35	0.25	0.60	(0.35)	0.00	0.00	(0.35)
03/31/2015	8.34	0.37	0.37	0.74	(0.37)	0.00	0.00	(0.37)
03/31/2014	8.89	0.36	(0.56)	(0.20)	(0.35)	0.00	0.00	(0.35)
03/31/2013	8.40	0.35	0.49	0.84	(0.35)	0.00	0.00	(0.35)
Class A
04/01/2017 - 09/30/2017+	8.82	0.19	0.20	0.39	(0.18)	0.00	0.00	(0.18)
03/31/2017	8.96	0.34	(0.14)	0.20	(0.34)	0.00	0.00	(0.34)
03/31/2016	8.71	0.35	0.25	0.60	(0.35)	0.00	0.00	(0.35)
03/31/2015	8.34	0.36	0.38	0.74	(0.37)	0.00	0.00	(0.37)
03/31/2014	8.89	0.36	(0.56)	(0.20)	(0.35)	0.00	0.00	(0.35)
03/31/2013	8.40	0.35	0.49	0.84	(0.35)	0.00	0.00	(0.35)
Class C
04/01/2017 - 09/30/2017+	8.82	0.15	0.21	0.36	(0.15)	0.00	0.00	(0.15)
03/31/2017	8.96	0.28	(0.15)	0.13	(0.27)	0.00	0.00	(0.27)
03/31/2016	8.71	0.29	0.25	0.54	(0.29)	0.00	0.00	(0.29)
03/31/2015	8.34	0.30	0.37	0.67	(0.30)	0.00	0.00	(0.30)
03/31/2014	8.89	0.30	(0.56)	(0.26)	(0.29)	0.00	0.00	(0.29)
03/31/2013	8.40	0.29	0.48	0.77	(0.28)	0.00	0.00	(0.28)

PIMCO Municipal Bond Fund
Institutional Class
04/01/2017 - 09/30/2017+	$9.63	$0.18	$0.22	$0.40	$(0.17)	$0.00	$0.00	$(0.17)
03/31/2017	9.90	0.33	(0.27)	0.06	(0.33)	0.00	0.00	(0.33)
03/31/2016	9.78	0.35	0.12	0.47	(0.35)	0.00	0.00	(0.35)
03/31/2015	9.41	0.32	0.36	0.68	(0.31)	0.00	0.00	(0.31)
03/31/2014	9.71	0.32	(0.30)	0.02	(0.32)	0.00	0.00	(0.32)
03/31/2013	9.39	0.32	0.31	0.63	(0.31)	0.00	0.00	(0.31)
Class P
04/01/2017 - 09/30/2017+	9.63	0.18	0.22	0.40	(0.17)	0.00	0.00	(0.17)
03/31/2017	9.90	0.32	(0.27)	0.05	(0.32)	0.00	0.00	(0.32)
03/31/2016	9.78	0.34	0.12	0.46	(0.34)	0.00	0.00	(0.34)
03/31/2015	9.41	0.31	0.36	0.67	(0.30)	0.00	0.00	(0.30)
03/31/2014	9.71	0.31	(0.30)	0.01	(0.31)	0.00	0.00	(0.31)
03/31/2013	9.39	0.31	0.31	0.62	(0.30)	0.00	0.00	(0.30)
Class D
04/01/2017 - 09/30/2017+	9.63	0.17	0.22	0.39	(0.16)	0.00	0.00	(0.16)
03/31/2017	9.90	0.30	(0.27)	0.03	(0.30)	0.00	0.00	(0.30)
03/31/2016	9.78	0.32	0.12	0.44	(0.32)	0.00	0.00	(0.32)
03/31/2015	9.41	0.29	0.36	0.65	(0.28)	0.00	0.00	(0.28)
03/31/2014	9.71	0.29	(0.30)	(0.01)	(0.29)	0.00	0.00	(0.29)
03/31/2013	9.39	0.29	0.31	0.60	(0.28)	0.00	0.00	(0.28)
Class A
04/01/2017 - 09/30/2017+	9.63	0.17	0.22	0.39	(0.16)	0.00	0.00	(0.16)
03/31/2017	9.90	0.30	(0.27)	0.03	(0.30)	0.00	0.00	(0.30)
03/31/2016	9.78	0.32	0.12	0.44	(0.32)	0.00	0.00	(0.32)
03/31/2015	9.41	0.29	0.36	0.65	(0.28)	0.00	0.00	(0.28)
03/31/2014	9.71	0.29	(0.30)	(0.01)	(0.29)	0.00	0.00	(0.29)
03/31/2013	9.39	0.29	0.31	0.60	(0.28)	0.00	0.00	(0.28)
Class C
04/01/2017 - 09/30/2017+	9.63	0.14	0.22	0.36	(0.13)	0.00	0.00	(0.13)
03/31/2017	9.90	0.25	(0.27)	(0.02)	(0.25)	0.00	0.00	(0.25)
03/31/2016	9.78	0.27	0.12	0.39	(0.27)	0.00	0.00	(0.27)
03/31/2015	9.41	0.24	0.36	0.60	(0.23)	0.00	0.00	(0.23)
03/31/2014	9.71	0.24	(0.30)	(0.06)	(0.24)	0.00	0.00	(0.24)
03/31/2013	9.39	0.25	0.31	0.56	(0.24)	0.00	0.00	(0.24)

24	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.03	4.45%	$40,662	0.89	%*	0.89	%*	0.85	%*	0.85	%*	4.21	%*	35%
8.82	2.21	35,389	0.88		0.88		0.85		0.85		3.75		124
8.96	7.15	48,480	0.86		0.86		0.85		0.85		4.03		58
8.71	9.00	28,779	0.85		0.85		0.85		0.85		4.28		32
8.34	(2.10)	18,649	0.85		0.85		0.85		0.85		4.30		50
8.89	10.11	37,642	0.84		0.85		0.84		0.85		4.03		73

9.03	4.45	317,998	0.89	*	0.89	*	0.85	*	0.85	*	4.21	*	35
8.82	2.21	254,421	0.88		0.88		0.85		0.85		3.82		124
8.96	7.15	204,636	0.86		0.86		0.85		0.85		4.05		58
8.71	9.00	136,007	0.85		0.85		0.85		0.85		4.24		32
8.34	(2.10)	150,780	0.85		0.85		0.85		0.85		4.33		50
8.89	10.11	186,544	0.84		0.85		0.84		0.85		4.03		73

9.03	4.06	81,677	1.64	*	1.64	*	1.60	*	1.60	*	3.45	*	35
8.82	1.45	87,189	1.63		1.63		1.60		1.60		3.06		124
8.96	6.35	89,274	1.61		1.61		1.60		1.60		3.32		58
8.71	8.19	74,076	1.60		1.60		1.60		1.60		3.51		32
8.34	(2.83)	62,454	1.60		1.60		1.60		1.60		3.58		50
8.89	9.29	73,979	1.59		1.60		1.59		1.60		3.29		73

$9.86	4.20%	$160,221	0.46	%*	0.46	%*	0.44	%*	0.44	%*	3.74	%*	29%
9.63	0.55	155,155	0.48		0.48		0.44		0.44		3.33		131
9.90	4.90	168,010	0.45		0.45		0.44		0.44		3.61		85
9.78	7.28	122,139	0.44		0.44		0.44		0.44		3.26		17
9.41	0.28	102,867	0.44		0.44		0.44		0.44		3.44		74
9.71	6.83	133,513	0.44		0.44		0.44		0.44		3.36		39

9.86	4.15	131,996	0.56	*	0.56	*	0.54	*	0.54	*	3.65	*	29
9.63	0.45	121,413	0.58		0.58		0.54		0.54		3.23		131
9.90	4.79	124,575	0.55		0.55		0.54		0.54		3.50		85
9.78	7.17	121,977	0.54		0.54		0.54		0.54		3.17		17
9.41	0.18	78,818	0.54		0.54		0.54		0.54		3.33		74
9.71	6.72	97,022	0.54		0.54		0.54		0.54		3.24		39

9.86	4.04	10,816	0.77	*	0.77	*	0.75	*	0.75	*	3.44	*	29
9.63	0.24	10,601	0.79		0.79		0.75		0.75		3.01		131
9.90	4.57	12,482	0.76		0.76		0.75		0.75		3.25		85
9.78	6.95	16,720	0.75		0.75		0.75		0.75		2.97		17
9.41	(0.03)	11,978	0.75		0.75		0.75		0.75		3.10		74
9.71	6.50	19,058	0.75		0.75		0.75		0.75		3.05		39

9.86	4.04	275,389	0.77	*	0.77	*	0.75	*	0.75	*	3.44	*	29
9.63	0.24	252,762	0.79		0.79		0.75		0.75		3.02		131
9.90	4.57	267,799	0.76		0.76		0.75		0.75		3.28		85
9.78	6.95	217,655	0.75		0.75		0.75		0.75		2.95		17
9.41	(0.03)	226,945	0.75		0.75		0.75		0.75		3.13		74
9.71	6.50	308,347	0.75		0.75		0.75		0.75		3.05		39

9.86	3.78	88,785	1.27	*	1.27	*	1.25	*	1.25	*	2.93	*	29
9.63	(0.26)	109,216	1.29		1.29		1.25		1.25		2.52		131
9.90	4.05	121,156	1.26		1.26		1.25		1.25		2.79		85
9.78	6.42	108,766	1.25		1.25		1.25		1.25		2.45		17
9.41	(0.52)	105,386	1.25		1.25		1.25		1.25		2.64		74
9.71	5.97	137,055	1.25		1.25		1.25		1.25		2.55		39

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	25

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO National Intermediate Municipal Bond Fund
Institutional Class
04/01/2017 - 09/30/2017+	$10.37	$0.13	$0.22	$0.35	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2017	10.63	0.24	(0.26)	(0.02)	(0.24)	0.00	0.00	(0.24)
03/31/2016	10.44	0.23	0.19	0.42	(0.23)	0.00	0.00	(0.23)
03/31/2015	10.15	0.23	0.28	0.51	(0.22)	0.00	0.00	(0.22)
03/31/2014	10.28	0.18	(0.14)	0.04	(0.17)	0.00	0.00	(0.17)
05/31/2012 - 03/31/2013	10.00	0.12	0.30	0.42	(0.12)	(0.02)	0.00	(0.14)
Class P
04/01/2017 - 09/30/2017+	10.37	0.12	0.22	0.34	(0.12)	0.00	0.00	(0.12)
03/31/2017	10.63	0.23	(0.26)	(0.03)	(0.23)	0.00	0.00	(0.23)
03/31/2016	10.44	0.23	0.18	0.41	(0.22)	0.00	0.00	(0.22)
03/31/2015	10.15	0.22	0.28	0.50	(0.21)	0.00	0.00	(0.21)
03/31/2014	10.28	0.17	(0.14)	0.03	(0.16)	0.00	0.00	(0.16)
05/31/2012 - 03/31/2013	10.00	0.11	0.30	0.41	(0.11)	(0.02)	0.00	(0.13)
Class D
04/01/2017 - 09/30/2017+	10.37	0.11	0.22	0.33	(0.11)	0.00	0.00	(0.11)
03/31/2017	10.63	0.20	(0.26)	(0.06)	(0.20)	0.00	0.00	(0.20)
03/31/2016	10.44	0.21	0.18	0.39	(0.20)	0.00	0.00	(0.20)
03/31/2015	10.15	0.20	0.27	0.47	(0.18)	0.00	0.00	(0.18)
03/31/2014	10.28	0.15	(0.15)	0.00	(0.13)	0.00	0.00	(0.13)
05/31/2012 - 03/31/2013	10.00	0.09	0.30	0.39	(0.09)	(0.02)	0.00	(0.11)
Class A
04/01/2017 - 09/30/2017+	10.37	0.11	0.22	0.33	(0.11)	0.00	0.00	(0.11)
03/31/2017	10.63	0.21	(0.27)	(0.06)	(0.20)	0.00	0.00	(0.20)
03/31/2016	10.44	0.20	0.19	0.39	(0.20)	0.00	0.00	(0.20)
03/31/2015	10.15	0.19	0.28	0.47	(0.18)	0.00	0.00	(0.18)
03/31/2014	10.28	0.15	(0.15)	0.00	(0.13)	0.00	0.00	(0.13)
05/31/2012 - 03/31/2013	10.00	0.09	0.30	0.39	(0.09)	(0.02)	0.00	(0.11)
Class C
04/01/2017 - 09/30/2017+	10.37	0.08	0.23	0.31	(0.09)	0.00	0.00	(0.09)
03/31/2017	10.63	0.15	(0.26)	(0.11)	(0.15)	0.00	0.00	(0.15)
03/31/2016	10.44	0.15	0.19	0.34	(0.15)	0.00	0.00	(0.15)
03/31/2015	10.15	0.14	0.28	0.42	(0.13)	0.00	0.00	(0.13)
03/31/2014	10.28	0.10	(0.15)	(0.05)	(0.08)	0.00	0.00	(0.08)
05/31/2012 - 03/31/2013	10.00	0.05	0.30	0.35	(0.05)	(0.02)	0.00	(0.07)

PIMCO New York Municipal Bond Fund
Institutional Class
04/01/2017 - 09/30/2017+	$11.13	$0.19	$0.12	$0.31	$(0.19)	$0.00	$0.00	$(0.19)
03/31/2017	11.43	0.38	(0.30)	0.08	(0.38)	0.00	0.00	(0.38)
03/31/2016	11.40	0.41	0.03	0.44	(0.41)	0.00	0.00	(0.41)
03/31/2015	10.99	0.40	0.41	0.81	(0.40)	0.00	0.00	(0.40)
03/31/2014	11.36	0.39	(0.37)	0.02	(0.39)	0.00	0.00	(0.39)
03/31/2013	11.13	0.38	0.22	0.60	(0.37)	0.00	0.00	(0.37)
Class P
04/01/2017 - 09/30/2017+	11.13	0.18	0.12	0.30	(0.18)	0.00	0.00	(0.18)
03/31/2017	11.43	0.37	(0.30)	0.07	(0.37)	0.00	0.00	(0.37)
03/31/2016	11.40	0.40	0.03	0.43	(0.40)	0.00	0.00	(0.40)
03/31/2015	10.99	0.39	0.41	0.80	(0.39)	0.00	0.00	(0.39)
03/31/2014	11.36	0.38	(0.37)	0.01	(0.38)	0.00	0.00	(0.38)
03/31/2013	11.13	0.37	0.21	0.58	(0.35)	0.00	0.00	(0.35)
Class D
04/01/2017 - 09/30/2017+	11.13	0.17	0.12	0.29	(0.17)	0.00	0.00	(0.17)
03/31/2017	11.43	0.34	(0.30)	0.04	(0.34)	0.00	0.00	(0.34)
03/31/2016	11.40	0.37	0.03	0.40	(0.37)	0.00	0.00	(0.37)
03/31/2015	10.99	0.36	0.41	0.77	(0.36)	0.00	0.00	(0.36)
03/31/2014	11.36	0.35	(0.37)	(0.02)	(0.35)	0.00	0.00	(0.35)
03/31/2013	11.13	0.34	0.22	0.56	(0.33)	0.00	0.00	(0.33)

26	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.59	3.39%	$16,278	0.45	%*	0.45	%*	0.45	%*	0.45	%*	2.47	%*	7%
10.37	(0.19)	15,993	0.45		0.45		0.45		0.45		2.24		73
10.63	4.13	25,568	0.45		0.45		0.45		0.45		2.21		41
10.44	5.05	7,428	0.45		0.45		0.45		0.45		2.19		25
10.15	0.40	10,004	0.45		0.45		0.45		0.45		1.82		34
10.28	4.13	3,494	0.45	*	0.69	*	0.45	*	0.69	*	1.38		32

10.59	3.33	17,658	0.55	*	0.55	*	0.55	*	0.55	*	2.37	*	7
10.37	(0.29)	16,012	0.55		0.55		0.55		0.55		2.18		73
10.63	4.02	14,161	0.55		0.55		0.55		0.55		2.17		41
10.44	4.94	13,242	0.55		0.55		0.55		0.55		2.11		25
10.15	0.30	11,402	0.55		0.55		0.55		0.55		1.72		34
10.28	4.05	1,068	0.55	*	1.14	*	0.55	*	1.14	*	1.31	*	32

10.59	3.20	1,411	0.80	*	0.80	*	0.80	*	0.80	*	2.10	*	7
10.37	(0.54)	2,059	0.80		0.80		0.80		0.80		1.91		73
10.63	3.77	2,771	0.80		0.80		0.80		0.80		1.98		41
10.44	4.68	2,035	0.80		0.80		0.80		0.80		1.88		25
10.15	0.05	897	0.80		0.80		0.80		0.80		1.45		34
10.28	3.85	170	0.80	*	0.94	*	0.80	*	0.94	*	1.09		32

10.59	3.20	23,709	0.80	*	0.80	*	0.80	*	0.80	*	2.12	*	7
10.37	(0.54)	23,353	0.80		0.80		0.80		0.80		1.94		73
10.63	3.76	16,611	0.80		0.80		0.80		0.80		1.92		41
10.44	4.68	15,564	0.80		0.80		0.80		0.80		1.85		25
10.15	0.05	15,587	0.80		0.80		0.80		0.80		1.45		34
10.28	3.86	10,696	0.80	*	1.58	*	0.80	*	1.58	*	1.03		32

10.59	2.95	3,915	1.30	*	1.30	*	1.30	*	1.30	*	1.61	*	7
10.37	(1.04)	4,724	1.30		1.30		1.30		1.30		1.42		73
10.63	3.25	5,155	1.30		1.30		1.30		1.30		1.42		41
10.44	4.16	4,857	1.30		1.30		1.30		1.30		1.37		25
10.15	(0.45)	3,760	1.30		1.30		1.30		1.30		0.96		34
10.28	3.46	1,516	1.30	*	1.93	*	1.30	*	1.93	*	0.57		32

$11.25	2.75%	$54,622	0.465	%*	0.465	%*	0.445	%*	0.445	%*	3.36	%*	14%
11.13	0.70	50,082	0.455		0.455		0.445		0.445		3.34		63
11.43	3.94	56,393	0.445		0.445		0.445		0.445		3.61		36
11.40	7.44	57,482	0.445		0.445		0.445		0.445		3.52		10
10.99	0.25	62,473	0.445		0.445		0.445		0.445		3.57		23
11.36	5.40	77,691	0.445		0.445		0.445		0.445		3.35		14

11.25	2.70	14,618	0.565	*	0.565	*	0.545	*	0.545	*	3.26	*	14
11.13	0.59	11,896	0.555		0.555		0.545		0.545		3.26		63
11.43	3.84	9,664	0.545		0.545		0.545		0.545		3.50		36
11.40	7.33	8,804	0.545		0.545		0.545		0.545		3.43		10
10.99	0.15	4,165	0.545		0.545		0.545		0.545		3.46		23
11.36	5.30	5,138	0.545		0.545		0.545		0.545		3.22		14

11.25	2.58	11,737	0.795	*	0.795	*	0.775	*	0.775	*	3.03	*	14
11.13	0.36	11,697	0.785		0.785		0.775		0.775		3.01		63
11.43	3.60	13,466	0.775		0.775		0.775		0.775		3.27		36
11.40	7.09	13,374	0.775		0.775		0.775		0.775		3.19		10
10.99	(0.08)	13,189	0.775		0.775		0.775		0.775		3.23		23
11.36	5.06	20,863	0.775		0.775		0.775		0.775		3.02		14

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	27

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO New York Municipal Bond Fund (Cont.)
Class A
04/01/2017 - 09/30/2017+	$11.13	$0.17	$0.12	$0.29	$(0.17)	$0.00	$0.00	$(0.17)
03/31/2017	11.43	0.35	(0.31)	0.04	(0.34)	0.00	0.00	(0.34)
03/31/2016	11.40	0.37	0.03	0.40	(0.37)	0.00	0.00	(0.37)
03/31/2015	10.99	0.36	0.41	0.77	(0.36)	0.00	0.00	(0.36)
03/31/2014	11.36	0.35	(0.37)	(0.02)	(0.35)	0.00	0.00	(0.35)
03/31/2013	11.13	0.34	0.22	0.56	(0.33)	0.00	0.00	(0.33)
Class C
04/01/2017 - 09/30/2017+	11.13	0.13	0.11	0.24	(0.12)	0.00	0.00	(0.12)
03/31/2017	11.43	0.26	(0.30)	(0.04)	(0.26)	0.00	0.00	(0.26)
03/31/2016	11.40	0.28	0.04	0.32	(0.29)	0.00	0.00	(0.29)
03/31/2015	10.99	0.28	0.41	0.69	(0.28)	0.00	0.00	(0.28)
03/31/2014	11.36	0.27	(0.37)	(0.10)	(0.27)	0.00	0.00	(0.27)
03/31/2013	11.13	0.26	0.21	0.47	(0.24)	0.00	0.00	(0.24)

PIMCO Short Duration Municipal Income Fund
Institutional Class
04/01/2017 - 09/30/2017+	$8.40	$0.07	$0.04	$0.11	$(0.07)	$0.00	$0.00	$(0.07)
03/31/2017	8.47	0.11	(0.07)	0.04	(0.11)	0.00	0.00	(0.11)
03/31/2016	8.49	0.11	(0.02)	0.09	(0.11)	0.00	0.00	(0.11)
03/31/2015	8.48	0.09	0.01	0.10	(0.09)	0.00	0.00	(0.09)
03/31/2014	8.50	0.06	(0.02)	0.04	(0.06)	0.00	0.00	(0.06)
03/31/2013	8.48	0.09	0.02	0.11	(0.09)	0.00	0.00	(0.09)
Class P
04/01/2017 - 09/30/2017+	8.40	0.07	0.03	0.10	(0.06)	0.00	0.00	(0.06)
03/31/2017	8.47	0.10	(0.07)	0.03	(0.10)	0.00	0.00	(0.10)
03/31/2016	8.49	0.10	(0.02)	0.08	(0.10)	0.00	0.00	(0.10)
03/31/2015	8.48	0.08	0.01	0.09	(0.08)	0.00	0.00	(0.08)
03/31/2014	8.50	0.05	(0.01)	0.04	(0.06)	0.00	0.00	(0.06)
03/31/2013	8.48	0.08	0.02	0.10	(0.08)	0.00	0.00	(0.08)
Class D
04/01/2017 - 09/30/2017+	8.40	0.06	0.03	0.09	(0.05)	0.00	0.00	(0.05)
03/31/2017	8.47	0.07	(0.06)	0.01	(0.08)	0.00	0.00	(0.08)
03/31/2016	8.49	0.07	(0.02)	0.05	(0.07)	0.00	0.00	(0.07)
03/31/2015	8.48	0.05	0.02	0.07	(0.06)	0.00	0.00	(0.06)
03/31/2014	8.50	0.03	(0.02)	0.01	(0.03)	0.00	0.00	(0.03)
03/31/2013	8.48	0.06	0.02	0.08	(0.06)	0.00	0.00	(0.06)
Class A
04/01/2017 - 09/30/2017+	8.40	0.06	0.03	0.09	(0.05)	0.00	0.00	(0.05)
03/31/2017	8.47	0.07	(0.06)	0.01	(0.08)	0.00	0.00	(0.08)
03/31/2016	8.49	0.07	(0.02)	0.05	(0.07)	0.00	0.00	(0.07)
03/31/2015	8.48	0.05	0.02	0.07	(0.06)	0.00	0.00	(0.06)
03/31/2014	8.50	0.03	(0.02)	0.01	(0.03)	0.00	0.00	(0.03)
03/31/2013	8.48	0.06	0.02	0.08	(0.06)	0.00	0.00	(0.06)
Class C
04/01/2017 - 09/30/2017+	8.40	0.04	0.04	0.08	(0.04)	0.00	0.00	(0.04)
03/31/2017	8.47	0.05	(0.07)	(0.02)	(0.05)	0.00	0.00	(0.05)
03/31/2016	8.49	0.05	(0.02)	0.03	(0.05)	0.00	0.00	(0.05)
03/31/2015	8.48	0.03	0.01	0.04	(0.03)	0.00	0.00	(0.03)
03/31/2014	8.50	0.01	(0.02)	(0.01)	(0.01)	0.00	0.00	(0.01)
03/31/2013	8.48	0.03	0.02	0.05	(0.03)	0.00	0.00	(0.03)

PIMCO Unconstrained Tax Managed Bond Fund
Institutional Class
04/01/2017 - 09/30/2017+	$10.48	$0.17	$0.22	$0.39	$(0.15)	$0.00	$0.00	$(0.15)
03/31/2017	9.91	0.35	0.48	0.83	(0.26)	0.00	0.00	(0.26)
03/31/2016	10.51	0.33	(0.43)	(0.10)	(0.50)	0.00	0.00	(0.50)
03/31/2015	10.64	0.26	(0.10)	0.16	(0.29)	0.00	0.00	(0.29)
03/31/2014	10.85	0.23	(0.32)	(0.09)	(0.12)	0.00	0.00	(0.12)
03/31/2013	10.39	0.29	0.35	0.64	(0.18)	0.00	0.00	(0.18)

28	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.25	2.58%	$112,943	0.795	%*	0.795	%*	0.775	%*	0.775	%*	3.03	%*	14%
11.13	0.36	95,676	0.785		0.785		0.775		0.775		3.03		63
11.43	3.60	70,983	0.775		0.775		0.775		0.775		3.26		36
11.40	7.09	48,613	0.775		0.775		0.775		0.775		3.19		10
10.99	(0.08)	46,544	0.775		0.775		0.775		0.775		3.24		23
11.36	5.06	58,110	0.775		0.775		0.775		0.775		3.02		14

11.25	2.20	17,762	1.545	*	1.545	*	1.525	*	1.525	*	2.28	*	14
11.13	(0.39)	18,201	1.535		1.535		1.525		1.525		2.28		63
11.43	2.83	14,411	1.525		1.525		1.525		1.525		2.52		36
11.40	6.29	12,149	1.525		1.525		1.525		1.525		2.44		10
10.99	(0.82)	9,972	1.525		1.525		1.525		1.525		2.50		23
11.36	4.28	10,264	1.525		1.525		1.525		1.525		2.26		14

$8.44	1.26%	$56,545	0.33	%*	0.33	%*	0.33	%*	0.33	%*	1.75	%*	21%
8.40	0.47	54,794	0.33		0.33		0.33		0.33		1.29		70
8.47	1.04	61,691	0.33		0.33		0.33		0.33		1.27		31
8.49	1.20	54,022	0.33		0.33		0.33		0.33		1.05		28
8.48	0.52	82,662	0.33		0.33		0.33		0.33		0.75		40
8.50	1.31	121,440	0.33		0.33		0.33		0.33		1.07		51

8.44	1.21	36,045	0.43	*	0.43	*	0.43	*	0.43	*	1.67	*	21
8.40	0.37	31,141	0.43		0.43		0.43		0.43		1.16		70
8.47	0.94	67,777	0.43		0.43		0.43		0.43		1.16		31
8.49	1.10	28,737	0.43		0.43		0.43		0.43		0.97		28
8.48	0.42	26,354	0.43		0.43		0.43		0.43		0.64		40
8.50	1.21	36,713	0.43		0.43		0.43		0.43		0.95		51

8.44	1.05	1,052	0.73	*	0.73	*	0.73	*	0.73	*	1.31	*	21
8.40	0.07	2,230	0.73		0.73		0.73		0.73		0.86		70
8.47	0.64	2,452	0.73		0.73		0.73		0.73		0.87		31
8.49	0.79	5,099	0.73		0.73		0.73		0.73		0.65		28
8.48	0.12	13,445	0.73		0.73		0.73		0.73		0.34		40
8.50	0.91	4,794	0.73		0.73		0.73		0.73		0.67		51

8.44	1.06	88,071	0.73	*	0.73	*	0.73	*	0.73	*	1.35	*	21
8.40	0.06	88,712	0.73		0.73		0.73		0.73		0.88		70
8.47	0.64	102,229	0.73		0.73		0.73		0.73		0.87		31
8.49	0.79	107,841	0.73		0.73		0.73		0.73		0.65		28
8.48	0.12	166,259	0.73		0.73		0.73		0.73		0.35		40
8.50	0.91	198,838	0.73		0.73		0.73		0.73		0.66		51

8.44	0.90	8,777	1.03	*	1.03	*	1.03	*	1.03	*	1.04	*	21
8.40	(0.24)	11,801	1.03		1.03		1.03		1.03		0.59		70
8.47	0.34	14,882	1.03		1.03		1.03		1.03		0.58		31
8.49	0.49	14,717	1.03		1.03		1.03		1.03		0.37		28
8.48	(0.16)	17,351	1.00		1.03		1.00		1.03		0.08		40
8.50	0.61	16,454	1.03		1.03		1.03		1.03		0.38		51

$10.72	3.73%	$77,908	0.70	%*	0.70	%*	0.70	%*	0.70	%*	3.21	%*	81%
10.48	8.52	68,762	0.71		0.71		0.70		0.70		3.40		316
9.91	(0.94)	78,600	0.71		0.71		0.70		0.70		3.24		441
10.51	1.47	161,925	0.70		0.70		0.70		0.70		2.42		297
10.64	(0.83)	261,280	0.70		0.70		0.70		0.70		2.12		76
10.85	6.21	233,998	0.71		0.72		0.69		0.70		2.69		59

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	29

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Unconstrained Tax Managed Bond Fund (Cont.)
Class P
04/01/2017 - 09/30/2017+	$10.48	$0.16	$0.22	$0.38	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2017	9.91	0.33	0.49	0.82	(0.25)	0.00	0.00	(0.25)
03/31/2016	10.51	0.32	(0.43)	(0.11)	(0.49)	0.00	0.00	(0.49)
03/31/2015	10.64	0.25	(0.10)	0.15	(0.28)	0.00	0.00	(0.28)
03/31/2014	10.85	0.22	(0.32)	(0.10)	(0.11)	0.00	0.00	(0.11)
03/31/2013	10.39	0.28	0.35	0.63	(0.17)	0.00	0.00	(0.17)
Class D
04/01/2017 - 09/30/2017+	10.48	0.15	0.22	0.37	(0.13)	0.00	0.00	(0.13)
03/31/2017	9.91	0.30	0.49	0.79	(0.22)	0.00	0.00	(0.22)
03/31/2016	10.51	0.29	(0.43)	(0.14)	(0.46)	0.00	0.00	(0.46)
03/31/2015	10.64	0.22	(0.10)	0.12	(0.25)	0.00	0.00	(0.25)
03/31/2014	10.85	0.18	(0.31)	(0.13)	(0.08)	0.00	0.00	(0.08)
03/31/2013	10.39	0.25	0.35	0.60	(0.14)	0.00	0.00	(0.14)
Class A
04/01/2017 - 09/30/2017+	10.48	0.15	0.22	0.37	(0.13)	0.00	0.00	(0.13)
03/31/2017	9.91	0.31	0.48	0.79	(0.22)	0.00	0.00	(0.22)
03/31/2016	10.51	0.29	(0.43)	(0.14)	(0.46)	0.00	0.00	(0.46)
03/31/2015	10.64	0.22	(0.10)	0.12	(0.25)	0.00	0.00	(0.25)
03/31/2014	10.85	0.18	(0.31)	(0.13)	(0.08)	0.00	0.00	(0.08)
03/31/2013	10.39	0.26	0.34	0.60	(0.14)	0.00	0.00	(0.14)
Class C
04/01/2017 - 09/30/2017+	10.48	0.11	0.22	0.33	(0.09)	0.00	0.00	(0.09)
03/31/2017	9.91	0.23	0.49	0.72	(0.15)	0.00	0.00	(0.15)
03/31/2016	10.50	0.22	(0.43)	(0.21)	(0.38)	0.00	0.00	(0.38)
03/31/2015	10.63	0.14	(0.11)	0.03	(0.16)	0.00	0.00	(0.16)
03/31/2014	10.85	0.12	(0.32)	(0.20)	(0.02)	0.00	0.00	(0.02)
03/31/2013	10.39	0.21	0.34	0.55	(0.09)	0.00	0.00	(0.09)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

30	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.72	3.68%	$9,871	0.80	%*	0.80	%*	0.80	%*	0.80	%*	3.11	%*	81%
10.48	8.41	9,217	0.81		0.81		0.80		0.80		3.25		316
9.91	(1.04)	40,520	0.81		0.81		0.80		0.80		3.13		441
10.51	1.37	77,012	0.80		0.80		0.80		0.80		2.33		297
10.64	(0.93)	94,427	0.80		0.80		0.80		0.80		2.03		76
10.85	6.11	65,509	0.81		0.82		0.79		0.80		2.65		59

10.72	3.52	5,297	1.10	*	1.10	*	1.10	*	1.10	*	2.81	*	81
10.48	8.08	5,312	1.11		1.11		1.10		1.10		2.99		316
9.91	(1.34)	16,433	1.11		1.11		1.10		1.10		2.84		441
10.51	1.07	24,743	1.10		1.10		1.10		1.10		2.03		297
10.64	(1.23)	28,020	1.10		1.10		1.10		1.10		1.73		76
10.85	5.82	31,303	1.08		1.12		1.06		1.10		2.37		59

10.72	3.52	26,979	1.10	*	1.10	*	1.10	*	1.10	*	2.81	*	81
10.48	8.09	25,593	1.11		1.11		1.10		1.10		3.02		316
9.91	(1.34)	19,988	1.11		1.11		1.10		1.10		2.85		441
10.51	1.07	29,502	1.10		1.10		1.10		1.10		2.02		297
10.64	(1.23)	52,259	1.10		1.10		1.10		1.10		1.73		76
10.85	5.82	55,101	1.09		1.12		1.07		1.10		2.44		59

10.72	3.14	4,274	1.85	*	1.85	*	1.85	*	1.85	*	2.06	*	81
10.48	7.27	4,938	1.86		1.86		1.85		1.85		2.25		316
9.91	(2.02)	7,451	1.86		1.86		1.85		1.85		2.10		441
10.50	0.27	11,102	1.85		1.85		1.85		1.85		1.28		297
10.63	(1.86)	16,628	1.72		1.85		1.72		1.85		1.11		76
10.85	5.32	18,049	1.57		1.87		1.55		1.85		1.97		59

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	31

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Assets:
Investments, at value
Investments in securities*	$125,244	$12,387	$124,461	$874,446
Investments in Affiliates	8,198	523	10,503	96,696
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0	0
Over the counter	38	4	58	1,744
Cash	0	0	1	23
Deposits with counterparty	0	0	0	117
Foreign currency, at value	0	0	0	0
Receivable for investments sold	193	0	0	17,278
Receivable for TBA investments sold	0	0	0	0
Receivable for Fund shares sold	291	1	291	1,506
Interest and/or dividends receivable	1,458	167	1,205	11,894
Dividends receivable from Affiliates	10	1	13	128
Other assets	0	4	0	0
Total Assets	135,432	13,087	136,532	1,003,832

Liabilities:
Borrowings & Other Financing Transactions
Payable for tender option bond floating rate certificates	$0	$415	$0	$27,673
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0	1
Over the counter	0	19	0	967
Payable for investments purchased	0	0	3,000	27,813
Payable for investments in Affiliates purchased	10	1	13	128
Payable for TBA investments purchased	0	0	0	0
Deposits from counterparty	0	0	0	1,361
Payable for Fund shares redeemed	932	262	72	2,271
Distributions payable	40	0	5	477
Accrued investment advisory fees	26	2	20	240
Accrued supervisory and administrative fees	32	3	23	229
Accrued distribution fees	7	1	1	61
Accrued servicing fees	12	2	7	82
Other liabilities	0	1	0	34
Total Liabilities	1,059	706	3,141	61,337

Net Assets	$134,373	$12,381	$133,391	$942,495

Net Assets Consist of:
Paid in capital	$137,019	$12,052	$137,108	$924,278
Undistributed (overdistributed) net investment income	297	6	246	1,161
Accumulated undistributed net realized gain (loss)	(9,285)	(194)	(5,001)	(22,932)
Net unrealized appreciation (depreciation)	6,342	517	1,038	39,988

Net Assets	$134,373	$12,381	$133,391	$942,495

Cost of investments in securities	$118,940	$11,868	$123,481	$836,039
Cost of investments in Affiliates	$8,198	$523	$10,503	$96,699
Cost of foreign currency held	$0	$0	$0	$0
Cost or premiums of financial derivative instruments, net	$0	$(15)	$0	$(761)

* Includes repurchase agreements of:	$570	$135	$474	$516

†	A zero balance may reflect actual amounts rounding to less than one thousand.

32	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Unconstrained Tax Managed Bond Fund

$636,148	$59,508	$197,583	$181,499	$132,010
44,803	2,706	17,678	14,170	0

0	0	0	0	142
1,710	17	52	102	1,303
0	0	1	1	0
471	0	0	0	2,596
0	0	0	0	446
0	0	0	0	1
0	0	0	0	15,270
671	191	498	95	138
8,570	651	2,232	1,533	1,311
50	4	18	18	0
0	0	0	0	0
692,423	63,077	218,062	197,418	153,217

$9,795	$0	$2,260	$0	$0

1	0	0	0	30
962	0	272	0	2,880
11,338	0	3,496	6,598	4,289
50	4	18	18	0
0	0	0	0	21,360
1,361	0	0	0	164
1,060	64	172	187	70
237	2	28	32	8
114	12	40	29	41
167	16	50	40	36
41	2	13	3	4
78	6	27	21	6
12	0	4	0	0
25,216	106	6,380	6,928	28,888

$667,207	$62,971	$211,682	$190,490	$124,329

$706,067	$61,468	$206,684	$234,354	$127,096
2,571	2	59	612	3,708
(90,345)	(1,318)	(5,757)	(46,242)	(18,318)
48,914	2,819	10,696	1,766	11,843

$667,207	$62,971	$211,682	$190,490	$124,329

$588,774	$56,707	$186,880	$179,836	$124,012
$44,806	$2,705	$17,679	$14,170	$0
$0	$0	$0	$0	$447
$(758)	$0	$(214)	$0	$(5,617)

$556	$211	$484	$126	$2,176

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	33

Statements of Assets and Liabilities (Cont.)

	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Net Assets:
Institutional Class	$44,131	$2,814	$83,386	$377,325
Class P	28,298	600	12,844	124,833
Class D	3,040	979	2,408	40,662
Class A	48,983	6,080	34,753	317,998
Class C	9,921	1,908	N/A	81,677

Shares Issued and Outstanding:
Institutional Class	4,491	262	8,407	41,777
Class P	2,880	56	1,295	13,821
Class D	309	91	243	4,502
Class A	4,985	567	3,504	35,207
Class C	1,010	178	N/A	9,043

Net Asset Value Per Share Outstanding:
Institutional Class	$9.83	$10.72	$9.92	$9.03
Class P	9.83	10.72	9.92	9.03
Class D	9.83	10.72	9.92	9.03
Class A	9.83	10.72	9.92	9.03
Class C	9.83	10.72	N/A	9.03

34	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Unconstrained Tax Managed Bond Fund

$160,221	$16,278	$54,622	$56,545	$77,908
131,996	17,658	14,618	36,045	9,871
10,816	1,411	11,737	1,052	5,297
275,389	23,709	112,943	88,071	26,979
88,785	3,915	17,762	8,777	4,274

16,255	1,537	4,855	6,699	7,271
13,391	1,667	1,299	4,270	921
1,097	133	1,043	125	494
27,938	2,238	10,039	10,434	2,518
9,007	370	1,579	1,040	399

$9.86	$10.59	$11.25	$8.44	$10.72
9.86	10.59	11.25	8.44	10.72
9.86	10.59	11.25	8.44	10.72
9.86	10.59	11.25	8.44	10.72
9.86	10.59	11.25	8.44	10.72

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	35

Statements of Operations

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands†)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Investment Income:
Interest	$1,929	$240	$1,202	$21,606
Dividends from Investments in Affiliates	55	4	45	515
Total Income	1,984	244	1,247	22,121

Expenses:
Investment advisory fees	150	14	118	1,302
Supervisory and administrative fees	187	21	134	1,245
Distribution and/or servicing fees - Class D	4	1	4	50
Distribution fees - Class C	40	7	2	310
Servicing fees - Class A	58	8	43	354
Servicing fees - Class C	13	3	2 (a)	103
Trustee fees	0	0	0	2
Interest expense	0	3	0	170
Total Expenses	452	57	303	3,536

Net Investment Income (Loss)	1,532	187	944	18,585

Net Realized Gain (Loss):
Investments in securities	178	93	(233)	5,546
Investments in Affiliates	(1)	1	0	(2)
Exchange-traded or centrally cleared financial derivative instruments	0	4	0	176
Over the counter financial derivative instruments	(1)	(6)	(2)	(497)
Short sales	0	0	0	0
Foreign currency	0	0	0	0

Net Realized Gain (Loss)	176	92	(235)	5,223

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	1,742	168	709	12,178
Investments in Affiliates	0	(1)	(1)	(9)
Exchange-traded or centrally cleared financial derivative instruments	0	0	0	50
Over the counter financial derivative instruments	(16)	(5)	(23)	236
Foreign currency assets and liabilities	0	0	0	0

Net Change in Unrealized Appreciation (Depreciation)	1,726	162	685	12,455

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,434	$441	$1,394	$36,263

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class C Shares liquidated at the close of business on July 28, 2017.

36	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Unconstrained Tax Managed Bond Fund

$13,552	$903	$3,735	$1,900	$2,292
222	26	73	78	0
13,774	929	3,808	1,978	2,292

655	70	224	171	234
961	97	280	234	208
14	2	15	2	6
232	11	66	14	17
334	30	131	109	33
116	5	22	12	6
1	0	0	0	0
68	0	18	0	2
2,381	215	756	542	506

11,393	714	3,052	1,436	1,786

3,375	9	402	(252)	1,049
(4)	0	(2)	(1)	0
(34)	0	(28)	0	3,936
(493)	(1)	(76)	(4)	(1,684)
0	0	0	0	0
0	0	0	0	16

2,844	8	296	(257)	3,317

11,106	1,349	1,705	1,133	57
(5)	1	(2)	0	0
41	0	2	0	(2,789)
251	(7)	(76)	(41)	1,796
0	0	0	0	8

11,393	1,343	1,629	1,092	(928)

$25,630	$2,065	$4,977	$2,271	$4,175

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	37

Statements of Changes in Net Assets

	PIMCO California Intermediate Municipal Bond Fund		PIMCO California Municipal Bond Fund		PIMCO California Short Duration Municipal Income Fund			PIMCO High Yield Municipal Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)		Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$1,532	$3,043	$187	$388	$944		$1,282	$18,585	$31,025
Net realized gain (loss)	176	(982)	92	(199)	(235)		(545)	5,223	375
Net change in unrealized appreciation (depreciation)	1,726	(3,166)	162	(305)	685		(662)	12,455	(11,445)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,434	(1,105)	441	(116)	1,394		75	36,263	19,955

Distributions to Shareholders:
From net investment income
Institutional Class	(540)	(1,187)	(52)	(125)	(519)		(838)	(7,478)	(11,100)
Class P	(377)	(633)	(12)	(24)	(75)		(179)	(2,455)	(4,957)
Administrative Class	0	0	0	0	0		0	0	0
Class D	(34)	(61)	(12)	(22)	(13)		(16)	(798)	(1,820)
Class A	(506)	(996)	(86)	(167)	(151)		(230)	(5,698)	(9,741)
Class C	(77)	(169)	(19)	(46)	(4	)(a)	(9)	(1,352)	(2,849)

Total Distributions(b)	(1,534)	(3,046)	(181)	(384)	(762)		(1,272)	(17,781)	(30,467)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	3,367	8,558	(826)	45	5,443		(11,795)	183,651	(19,706)

Total Increase (Decrease) in Net Assets	5,267	4,407	(566)	(455)	6,075		(12,992)	202,133	(30,218)

Net Assets:
Beginning of period	129,106	124,699	12,947	13,402	127,316		140,308	740,362	770,580
End of period*	$134,373	$129,106	$12,381	$12,947	$133,391		$127,316	$942,495	$740,362

* Including undistributed (overdistributed) net investment income of:	$297	$299	$6	$0	$246		$64	$1,161	$357

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class C Shares liquidated at the close of business on July 28, 2017.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)	Administrative Class Shares liquidated at the close of business on October 28, 2016.

38	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund			PIMCO National Intermediate Municipal Bond Fund		PIMCO New York Municipal Bond Fund		PIMCO Short Duration Municipal Income Fund		PIMCO Unconstrained Tax Managed Bond Fund

Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017		Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

$11,393	$21,612		$714	$1,380	$3,052	$5,917	$1,436	$2,519	$1,786	$4,277
2,844	(5,206)		8	(802)	296	(2,156)	(257)	(1,763)	3,317	5,648
11,393	(16,060)		1,343	(1,185)	1,629	(3,731)	1,092	(1,038)	(928)	119

25,630	346		2,065	(607)	4,977	30	2,271	(282)	4,175	10,044

(2,769)	(5,504)		(204)	(499)	(843)	(1,908)	(433)	(756)	(1,005)	(1,790)
(2,190)	(4,064)		(207)	(348)	(215)	(358)	(263)	(714)	(128)	(562)
0	(6	)(c)	0	0	0	0	0	0 (c)	0	0
(175)	(357)		(17)	(49)	(179)	(393)	(9)	(20)	(63)	(268)
(4,299)	(8,360)		(251)	(398)	(1,556)	(2,823)	(503)	(935)	(320)	(476)
(1,265)	(3,049)		(35)	(81)	(195)	(398)	(40)	(80)	(37)	(81)

(10,698)	(21,340)		(714)	(1,375)	(2,988)	(5,880)	(1,248)	(2,505)	(1,553)	(3,177)

3,128	(24,089)		(521)	(143)	22,141	28,485	789	(57,572)	7,885	(56,037)

18,060	(45,083)		830	(2,125)	24,130	22,635	1,812	(60,359)	10,507	(49,170)

649,147	694,230		62,141	64,266	187,552	164,917	188,678	249,037	113,822	162,992
$667,207	$649,147		$62,971	$62,141	$211,682	$187,552	$190,490	$188,678	$124,329	$113,822

$2,571	$1,876		$2	$2	$59	$(5)	$612	$424	$3,708	$3,475

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	39

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.2%

MUNICIPAL BONDS & NOTES 92.8%

CALIFORNIA 92.3%
Alum Rock Union Elementary School District, California General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	$265	$274
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	530
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,000	5,943
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021	495	559
5.000% due 08/01/2022	520	600
Burlingame Financing Authority, California Revenue Notes, Series 2010
5.000% due 07/01/2018	250	257
Cajon Valley Union School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,364
California Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,750	2,110
California Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 01/01/2032	1,490	1,761
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 11/15/2030	500	601
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/01/2027	2,500	3,142
5.000% due 11/15/2030	2,180	2,654
5.000% due 08/15/2032	350	408
5.000% due 08/15/2033	600	694
California Health Facilities Financing Authority Revenue Notes, Series 2008
5.500% due 08/15/2018	500	520
6.000% due 10/01/2018	250	262
California Infrastructure & Economic Development Bank Revenue Notes, Series 2011
5.000% due 06/01/2021	1,500	1,711
California Municipal Finance Authority Revenue Notes, Series 2016
4.000% due 11/01/2026	1,000	1,038
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	1,045
California Public Finance Authority Revenue Notes, Series 2017
5.000% due 07/01/2027	750	860
California School Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2037	280	321
California School Finance Authority Revenue Notes, Series 2016
5.000% due 06/01/2026	500	540
California State Department of Water Resources Power Supply Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,103
California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	1,827
5.000% due 11/01/2019	500	541
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,434
California State University Revenue Bonds, Series 2017
5.000% due 11/01/2028	1,500	1,867
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	1,000	1,032

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2015
5.000% due 08/15/2030	$695	$825
California Statewide Communities Development Authority Revenue Bonds, Series 2006
2.625% due 11/01/2033	1,000	1,030
California Statewide Communities Development Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	270	313
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,500	1,719
5.000% due 12/01/2031	1,000	1,122
California Statewide Communities Development Authority Revenue Bonds, Series 2017
5.000% due 05/15/2029	1,000	1,201
5.000% due 05/15/2030	675	804
California Statewide Communities Development Authority Revenue Notes, Series 2010
5.000% due 11/01/2020	555	617
Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015
5.000% due 06/01/2027	1,725	2,082
Contra Costa County, California Redevelopment Agency Successor Agency Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 08/01/2029	1,325	1,613
5.000% due 08/01/2030	1,000	1,210
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2012
5.000% due 06/01/2023	2,100	2,511
Eastern Municipal Water District Financing Authority, California Revenue Bonds, Series 2016
5.000% due 07/01/2029	1,250	1,534
Fresno, California Sewer System Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	725
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017
5.000% due 05/01/2026	500	616
Irvine Unified School District, California Special Tax Notes, Series 2017
4.000% due 09/01/2026	150	167
5.000% due 09/01/2026	1,250	1,498
Irvine, California Special Assessment Bonds, Series 2015
5.000% due 09/02/2026	1,500	1,807
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	1,750	1,902
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014
5.000% due 09/01/2027	775	913
Jurupa Public Financing Authority, California Special Tax Notes, Series 2015
5.000% due 09/01/2024	250	294
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,044
5.250% due 11/15/2019	500	538
Los Angeles Community College District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2026	2,000	2,382
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2016
5.000% due 06/01/2028	1,500	1,870
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2025	1,000	1,153
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	272

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2019	$650	$694
Los Angeles Department of Airports, California Revenue Notes, Series 2017
5.000% due 05/15/2027	1,000	1,206
Los Angeles Municipal Improvement Corp., California Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	259
M-S-R Public Power Agency, California Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2019	900	926
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 10/01/2027	1,230	1,467
Northern California Power Agency Revenue Bonds, Series 2012
5.000% due 07/01/2026	1,000	1,139
Northern California Transmission Agency Revenue Bonds, Series 2016
5.000% due 05/01/2029	1,000	1,212
Orange County, California Community Facilities District Special Tax Bonds, Series 2016
5.000% due 08/15/2027	1,600	1,904
Orange County, California Community Facilities District Special Tax Notes, Series 2016
5.000% due 08/15/2025	920	1,093
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2023	780	919
5.000% due 08/01/2024	1,450	1,735
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012
5.000% due 09/01/2023	1,800	2,104
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2014
5.000% due 09/01/2026	785	930
Riverside, California Sewer Revenue Bonds, Series 2015
5.000% due 08/01/2028	1,000	1,193
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2026	1,000	1,155
Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015
5.000% due 12/01/2028	1,000	1,189
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2025	5,000	5,710
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012
5.000% due 02/01/2025	1,515	1,736
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	295	333
5.000% due 09/01/2031	300	337
5.000% due 09/01/2032	495	554
San Diego Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,000	2,345
San Diego County, California Water Authority Revenue Bonds, Series 2011
5.000% due 05/01/2028	2,000	2,253
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2016
5.000% due 05/15/2028	1,875	2,320
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2011
5.000% due 05/01/2027	50	56
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,161

40	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2010
5.000% due 11/01/2022	$1,000	$1,120
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,033
San Jose, California Hotel Tax Revenue Bonds, Series 2011
5.000% due 05/01/2022	1,160	1,297
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	752
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	1,800	2,126
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,112
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,446
5.000% due 03/01/2026	50	58
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2028	500	573
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	941
5.000% due 09/01/2029	300	347

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tustin Community Facilities District, California Special Tax Notes, Series 2015
5.000% due 09/01/2025	$690	$832
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011
5.250% due 08/01/2027	2,000	2,304
West Basin Municipal Water District, California Revenue Bonds, Series 2011
5.000% due 08/01/2026	1,000	1,136
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	2,000	2,281

		124,048

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	40	41

PUERTO RICO 0.5%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.390% (US0003M*0.67 + 0.520%) due 07/01/2029 ~	720	585

Total Municipal Bonds & Notes (Cost $118,370)		124,674

		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (a) 0.4%
		$570

Total Short-Term Instruments (Cost $570)		570

Total Investments in Securities (Cost $118,940)		125,244

	SHARES
INVESTMENTS IN AFFILIATES 6.1%

SHORT-TERM INSTRUMENTS 6.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%
PIMCO Short-Term Floating NAV Portfolio III	829,363	8,198

Total Short-Term Instruments (Cost $8,198)		8,198

Total Investments in Affiliates (Cost $8,198)		8,198

Total Investments 99.3% (Cost $127,138)		$133,442

Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $0)		38

Other Assets and Liabilities, net 0.7%		893

Net Assets 100.0%		$134,373

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$570	Federal Home Loan Bank 1.375% due 09/28/2020	$(586)	$570	$570

Total Repurchase Agreements						$(586)	$570	$570

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$570	$0	$0	$570	$(586)	$(16)

Total Borrowings and Other Financing Transactions	$570	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	41

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)

(b)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$2,000	$0	$38	$38	$0

Total Swap Agreements							$0	$38	$38	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
CBK	$0	$0	$38	$38	$0	$0	$0	$0	$38	$0	$38

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$0	$0	$0	$38	$38

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$0	$0	$0	$(1)	$(1)

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$0	$0	$0	$(16)	$(16)

42	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$124,048	$0	$124,048
New Jersey	0	41	0	41
Puerto Rico	0	585	0	585
Short-Term Instruments
Repurchase Agreements	0	570	0	570

	$0	$125,244	$0	$125,244

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,198	$0	$0	$8,198

Total Investments	$8,198	$125,244	$0	$133,442

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Financial Derivative Instruments - Assets
Over the counter	$0	$38	$0	$38

Total Financial Derivative Instruments	$0	$38	$0	$38

Totals	$8,198	$125,282	$0	$133,480

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	43

Schedule of Investments PIMCO California Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.1%

MUNICIPAL BONDS & NOTES 99.0%

CALIFORNIA 97.4%
Alameda Community Facilities District, California Special Tax Bonds, Series 2016
5.000% due 09/01/2034	$135	$149
5.000% due 09/01/2042	145	160
Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	100	105
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2042	300	338
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	100	107
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	200	224
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	200	221
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 11/15/2041	100	105
5.000% due 11/15/2046 (b)	250	286
5.000% due 11/15/2046	100	114
California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 08/15/2034	215	226
4.000% due 11/01/2051	125	129
California Municipal Finance Authority Revenue Bonds, Series 2017
5.000% due 02/01/2047	100	112
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	250	251
California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	130	141
California Public Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	250	269
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	257
5.000% due 06/01/2046	300	303
California State General Obligation Bonds, Series 2016
1.626% (US0001M*0.7 + 0.760%) due 12/01/2031 ~	250	254
California State University Revenue Bonds, Series 2012
5.000% due 11/01/2030	280	325
California Statewide Communities Development Authority Revenue Bonds, Series 2006
2.625% due 11/01/2033	250	258
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	225	254
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2031	350	393
5.000% due 06/01/2046	100	104
California Statewide Communities Development Authority Revenue Bonds, Series 2017
5.000% due 04/01/2029	170	202
Dublin Community Facilities District Improvement Area No. 1, California Special Tax Bonds, Series 2017
5.000% due 09/01/2047	250	268
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2010
5.000% due 06/01/2028	200	221

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
El Dorado Irrigation District / El Dorado County, California Water Agency Revenue Bonds, (AGM Insured), Series 2012
5.000% due 03/01/2028	$100	$114
Foothill-De Anza Community College District, California Certificates of Participation Bonds, Series 2016
4.000% due 04/01/2041	100	103
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	250	250
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015
5.000% due 06/01/2045	300	341
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2023	100	117
5.000% due 06/01/2027	250	301
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	125	136
Irvine Unified School District, California Special Tax Bonds, Series 2017
5.000% due 09/01/2037	265	299
Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	111
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	200	223
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.000% due 11/15/2035	120	145
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
5.000% due 05/15/2040	200	218
Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	250	285
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	200	226
Los Angeles, California Wastewater System Revenue Bonds, Series 2012
5.000% due 06/01/2024	100	116
Los Angeles, California Wastewater System Revenue Bonds, Series 2013
5.000% due 06/01/2035	250	289
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	50	64
7.000% due 11/01/2034	450	648
Mount San Antonio Community College District, California General Obligation Notes, Series 2017
0.000% due 04/01/2022 (a)	250	234
Pasadena Unified School District, California General Obligation Bonds, Series 2012
5.000% due 05/01/2034	125	143
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	250	273
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (b)	200	232
5.000% due 10/01/2047 (b)	100	115
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2031	100	115
Sacramento, California Water Revenue Bonds, Series 2013
5.000% due 09/01/2031	130	152
San Diego County, California Water Authority Revenue Bonds, Series 2013
5.000% due 05/01/2031	200	232

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2011
5.000% due 05/01/2027	$30	$34
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2043	250	282
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	200	236
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	100	112
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2029	125	142

		12,064

PUERTO RICO 0.7%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.390% (US0003M*0.67 + 0.520%) due 07/01/2029 ~	100	81

U.S. VIRGIN ISLANDS 0.9%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
6.625% due 10/01/2029	165	107

Total Municipal Bonds & Notes (Cost $11,733)		12,252

SHORT-TERM INSTRUMENTS 1.1%

REPURCHASE AGREEMENTS (c) 1.1%
		135

Total Short-Term Instruments (Cost $135)		135

Total Investments in Securities (Cost $11,868)		12,387

	SHARES
INVESTMENTS IN AFFILIATES 4.2%

SHORT-TERM INSTRUMENTS 4.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.2%
PIMCO Short-Term Floating NAV Portfolio III	52,910	523

Total Short-Term Instruments (Cost $523)		523

Total Investments in Affiliates (Cost $523)		523

Total Investments 104.3% (Cost $12,391)		$12,910

Financial Derivative Instruments (d) (0.1)% (Cost or Premiums, net $(15))		(15)

Other Assets and Liabilities, net (4.2)%		(514)

Net Assets 100.0%		$12,381

44	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Zero coupon security.
(b)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$135	U.S. Treasury Notes 2.625% due 08/15/2020	$(139)	$135	$135

Total Repurchase Agreements						$(139)	$135	$135

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$135	$0	$0	$135	$(139)	$(4)

Total Borrowings and Other Financing Transactions	$135	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
CBK	MCDX-28 5-Year Index	(1.000)%	Quarterly	06/20/2022	$ 800	$(15)	$(4)	$0	$(19)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$ 200	$0	$4	$4	$0

Total Swap Agreements							$(15)	$0	$4	$(19)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	45

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
CBK	$0	$0	$4	$4	$0	$0	$(19)	$(19)	$(15)	$0	$(15)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$0	$0	$0	$4	$4

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$19	$0	$0	$0	$19

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4	$4

Over the counter
Swap Agreements	$0	$(6)	$0	$0	$0	$(6)

	$0	$(6)	$0	$0	$4	$(2)

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$(4)	$0	$0	$(1)	$(5)

46	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$12,064	$0	$12,064
Puerto Rico	0	81	0	81
U.S. Virgin Islands	0	107	0	107
Short-Term Instruments
Repurchase Agreements	0	135	0	135

	$0	$12,387	$0	$12,387

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$523	$0	$0	$523

Total Investments	$523	$12,387	$0	$12,910

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Financial Derivative Instruments - Assets
Over the counter	$0	$4	$0	$4

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(19)	$0	$(19)

Total Financial Derivative Instruments	$0	$(15)	$0	$(15)

Totals	$523	$12,372	$0	$12,895

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	47

Schedule of Investments PIMCO California Short Duration Municipal Income Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.3%

MUNICIPAL BONDS & NOTES 92.9%

CALIFORNIA 92.0%
Alameda Corridor Transportation Authority, California Revenue Notes, Series 2013
5.000% due 10/01/2019	$680	$733
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	498
Alameda County, California Transportation Commission Revenue Notes, Series 2014
5.000% due 03/01/2021	1,250	1,414
Bay Area Toll Authority, California Revenue Bonds, Series 2007
1.640% (MUNIPSA + 0.700%) due 04/01/2047 ~	5,000	5,017
Bay Area Toll Authority, California Revenue Bonds, Series 2014
1.500% due 04/01/2047	2,210	2,210
1.875% due 04/01/2047	1,000	1,008
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2018	430	445
5.000% due 08/01/2019	455	489
5.000% due 08/01/2020	475	523
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/01/2032	1,500	1,759
California Health Facilities Financing Authority Revenue Notes, Series 2008
5.500% due 08/15/2018	250	260
California Health Facilities Financing Authority Revenue Notes, Series 2010
5.000% due 11/15/2019	525	569
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
1.750% due 11/01/2026	1,500	1,503
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
1.365% (US0001M*0.7 + 0.500%) due 10/01/2047 ~	4,750	4,785
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2015
1.815% (US0001M*0.7 + 0.950%) due 11/01/2045 ~	5,000	5,040
California Infrastructure & Economic Development Bank Revenue Notes, Series 2013
5.000% due 02/01/2019	350	368
California Infrastructure & Economic Development Bank Revenue Notes, Series 2017
5.000% due 10/01/2022	2,535	2,991
California Municipal Finance Authority Revenue Bonds, Series 2009
1.200% due 02/01/2039	1,000	1,000
California Municipal Finance Authority Revenue Bonds, Series 2010
1.050% due 09/01/2021	7,000	7,000
California Municipal Finance Authority Revenue Notes, Series 2016
4.000% due 11/01/2021	665	695
California State Department of Water Resources Revenue Bonds, Series 2014
1.310% (MUNIPSA + 0.370%) due 12/01/2035 ~	3,000	3,002
California State General Obligation Bonds, Series 2013
1.692% (US0001M*0.7 + 0.830%) due 12/01/2029 ~	2,750	2,759
4.000% due 12/01/2027	3,000	3,007
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	1,340	1,381
5.000% due 07/01/2019	80	86

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 10/01/2017	$380	$380
California State University Revenue Notes, Series 2017
5.000% due 11/01/2022	1,900	2,243
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	258
California Statewide Communities Development Authority Revenue Bonds, Series 2006
2.625% due 11/01/2033	1,000	1,030
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 04/01/2019	4,145	4,395
California Statewide Communities Development Authority Revenue Notes, Series 2014
5.000% due 07/01/2019	1,000	1,062
California Statewide Communities Development Authority Revenue Notes, Series 2017
5.000% due 05/15/2021	500	566
5.000% due 05/15/2022	500	580
5.000% due 05/15/2023	1,000	1,183
Chula Vista, California Revenue Bonds, Series 2006
1.650% due 07/01/2018	4,050	4,052
Coast Community College District, California General Obligation Notes, Series 2013
5.000% due 08/01/2021	1,250	1,431
Contra Costa County, California Public Financing Authority Revenue Notes, Series 2015
5.000% due 06/01/2019	1,000	1,067
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2012
5.000% due 06/01/2018	1,685	1,731
Eastern Municipal Water District, California Revenue Notes, Series 2016
5.000% due 07/01/2022	1,000	1,171
Fairfield Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2020	1,830	2,019
Golden Empire Schools Financing Authority, California Revenue Notes, Series 2017
4.000% due 05/01/2018	1,750	1,781
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2015
5.000% due 06/01/2020	500	552
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2021	3,500	3,963
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017
5.000% due 05/01/2022	350	406
Irvine Unified School District, California Special Tax Notes, Series 2017
3.000% due 09/01/2022	150	158
4.000% due 09/01/2022	1,165	1,284
5.000% due 09/01/2022	1,625	1,876
Irvine, California Special Assessment Notes, Series 2015
4.000% due 09/02/2018	800	822
Jurupa Public Financing Authority, California Special Tax Notes, Series 2014
5.000% due 09/01/2019	475	509
5.000% due 09/01/2020	550	607
Long Beach, California Harbor Revenue Notes, Series 2010
5.000% due 05/15/2019	125	133
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013
5.000% due 07/01/2022	335	392
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2016
5.000% due 06/01/2022	2,250	2,632

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles County, California Public Works Financing Authority Revenue Notes, Series 2012
5.000% due 08/01/2018	$500	$517
Los Angeles Department of Airports, California Revenue Notes, Series 2012
5.000% due 05/15/2019	665	710
Los Angeles Department of Airports, California Revenue Notes, Series 2015
5.000% due 05/15/2021	860	977
Los Angeles, California General Obligations Revenue Notes, Series 2017
5.000% due 06/28/2018	2,250	2,318
Los Angeles, California Wastewater System Revenue Notes, Series 2012
5.000% due 06/01/2019	225	240
Modesto Irrigation District, California Revenue Notes, Series 2012
5.000% due 07/01/2018	250	257
Mount San Antonio Community College District, California General Obligation Notes, Series 2017
0.000% due 04/01/2022 (a)	500	469
Orange County, California Community Facilities District Special Tax Notes, Series 2016
4.000% due 08/15/2019	275	288
4.000% due 08/15/2020	540	575
4.000% due 08/15/2021	510	552
5.000% due 08/15/2022	640	731
5.000% due 08/15/2023	930	1,079
Orange County, California Sanitation District Revenue Notes, Series 2012
5.000% due 02/01/2021	760	859
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021	1,875	2,124
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2018	2,500	2,582
5.000% due 08/01/2020	680	750
Poway Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2015
4.000% due 12/15/2019	2,800	2,975
5.000% due 06/15/2020	2,680	2,951
Rancho Cordova Community Facilities District, California Special Tax Notes, Series 2016
4.000% due 09/01/2021	420	453
Riverside, California Sewer Revenue Notes, Series 2015
5.000% due 08/01/2019	2,250	2,415
Roseville Natural Gas Financing Authority, California Revenue Bonds, Series 2007
5.000% due 02/15/2021	175	191
Sacramento Area Flood Control Agency, California Special Assessment Notes, Series 2016
5.000% due 10/01/2023	500	597
Sacramento City Financing Authority, California Revenue Notes, Series 2015
5.000% due 12/01/2018	2,000	2,092
San Francisco City & County Public Utilities Commission Wastewater, California Revenue Notes, Series 2013
5.000% due 10/01/2020	300	335
San Francisco Municipal Transportation Agency, California Revenue Notes, Series 2012
5.000% due 03/01/2019	815	862
San Francisco State Building Authority, California Revenue Notes, Series 2015
5.000% due 12/01/2020	2,675	3,003
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
5.000% due 05/01/2019	1,795	1,910
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	251

48	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Southern California Public Power Authority Revenue Notes, Series 2017
5.000% due 07/01/2023	$1,000	$1,194
Tustin Community Facilities District, California Special Tax Notes, Series 2015
3.000% due 09/01/2018	500	507
3.000% due 09/01/2019	500	514
University of California Revenue Notes, Series 2015
5.000% due 05/15/2022	530	620

		122,723

UTAH 0.9%
Intermountain Power Agency, Utah Revenue Notes, Series 2014
5.000% due 07/01/2019	1,185	1,264

Total Municipal Bonds & Notes (Cost $123,007)		123,987

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (b) 0.4%
$474

Total Short-Term Instruments (Cost $474)	474

Total Investments in Securities (Cost $123,481)	124,461

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.9%

SHORT-TERM INSTRUMENTS 7.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.9%
PIMCO Short-Term Floating NAV Portfolio III	1,062,501	$10,503

Total Short-Term Instruments (Cost $10,503)		10,503

Total Investments in Affiliates (Cost $10,503)		10,503

Total Investments 101.2% (Cost $133,984)		$134,964

Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $0)		58

Other Assets and Liabilities, net (1.2)%		(1,631)

Net Assets 100.0%		$133,391

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$474	U.S. Treasury Notes 1.750% due 05/31/2022	$(485)	$474	$474

Total Repurchase Agreements						$(485)	$474	$474

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$474	$0	$0	$474	$(485)	$(11)

Total Borrowings and Other Financing Transactions	$474	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$3,000	$0	$58	$58	$0

Total Swap Agreements							$0	$58	$58	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	49

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)

September 30, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
CBK	$0	$0	$58	$58	$0	$0	$0	$0	$58	$0	$58

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$0	$0	$0	$58	$58

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$0	$0	$0	$(2)	$(2)

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$0	$0	$0	$(23)	$(23)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$122,723	$0	$122,723
Utah	0	1,264	0	1,264
Short-Term Instruments
Repurchase Agreements	0	474	0	474

	$0	$124,461	$0	$124,461

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,503	$0	$0	$10,503

Total Investments	$10,503	$124,461	$0	$134,964

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Financial Derivative Instruments - Assets
Over the counter	$0	$58	$0	$58

Total Financial Derivative Instruments	$0	$58	$0	$58

Totals	$10,503	$124,519	$0	$135,022

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

50	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO High Yield Municipal Bond Fund

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.6%

CORPORATE BONDS & NOTES 1.1%

BANKING & FINANCE 0.6%
Illinois Receivables Trust
8.250% due 07/01/2018 +	$6,000	$6,058

INDUSTRIALS 0.5%
Northwell Healthcare, Inc.
4.260% due 11/01/2047	5,000	5,039

Total Corporate Bonds & Notes (Cost $11,000)		11,097

MUNICIPAL BONDS & NOTES 91.5%

ALABAMA 3.2%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016
5.750% due 06/01/2045	800	886
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (e)	9,675	7,998
6.500% due 10/01/2053	8,750	10,514
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	8,500	10,451

		29,849

ALASKA 0.0%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^(b)	1,400	94

ARIZONA 1.5%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	3,750	3,750
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,059
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2016
5.750% due 01/01/2036	2,500	2,543
6.000% due 01/01/2048	6,000	6,136

		14,488

CALIFORNIA 14.8%
Bay Area Toll Authority, California Revenue Bonds, Series 2017
4.000% due 04/01/2047	4,000	4,197
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (c)	500	46
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	5,000	5,606
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,630
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (f)	30,430	34,792
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	629
7.000% due 10/01/2039	500	506

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	$1,000	$1,138
7.750% due 04/01/2031	755	894
California Municipal Finance Authority Revenue Bonds, Series 2016
5.000% due 11/01/2046	1,000	1,057
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	3,000	3,015
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	1,045
California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	1,500	1,623
California Public Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2037	760	828
5.000% due 07/01/2047	850	916
California School Finance Authority Revenue Bonds, Series 2015
5.000% due 08/01/2045	1,000	1,079
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	771
5.000% due 06/01/2046	2,590	2,641
5.000% due 06/01/2051	1,000	1,020
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	543
California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.250% due 12/01/2034	2,000	2,225
5.500% due 12/01/2054	3,000	3,303
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	1,974
5.250% due 12/01/2056	3,000	3,267
California Statewide Communities Development Authority Revenue Bonds, Series 2017
4.000% due 04/01/2042	1,755	1,801
California Statewide Communities Development Authority Revenue Notes, Series 2007
5.750% due 11/01/2017	140	141
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	7,500	7,678
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,354
5.000% due 09/01/2034	1,300	1,383
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,074
Dublin Community Facilities District Improvement Area No. 1, California Special Tax Bonds, Series 2017
5.000% due 09/01/2047	2,590	2,778
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	5,000	5,008
5.500% due 01/15/2053	6,250	7,133
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	2,000	2,204
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	2,144
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	1,000	1,092
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2017
5.000% due 07/01/2042	2,750	3,214
5.000% due 07/01/2047	2,525	2,891

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	$1,500	$1,845
6.250% due 10/01/2040	1,000	1,223
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,000	1,104
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	570
University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046	6,000	6,281
University of California Revenue Bonds, Series 2017
5.000% due 05/15/2052	10,000	11,560

		139,224

COLORADO 1.9%
Colorado Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	1,020
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	2,500	2,685
Colorado Health Facilities Authority Revenue Bonds, Series 2017
5.000% due 06/01/2031	3,760	4,282
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2015
5.250% due 12/01/2030	500	530
5.750% due 12/01/2045	1,000	1,058
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2016
6.000% due 12/01/2046	1,500	1,570
Leyden Rock Metropolitan District No. 10, Colorado General Obligation Bonds, Series 2016
4.375% due 12/01/2033	750	747
5.000% due 12/01/2045	1,250	1,273
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,851
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	828
Solaris Metropolitan District No. 3, Colorado General Obligation Bonds, Series 2016
5.000% due 12/01/2036	850	891

		17,735

CONNECTICUT 0.1%
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	662	711

DELAWARE 0.0%
Delaware State Economic Development Authority Revenue Bonds, Series 2012
5.000% due 09/01/2042	425	456

DISTRICT OF COLUMBIA 0.1%
District of Columbia Revenue Bonds, Series 2017
5.000% due 07/01/2052	1,000	1,029
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	145	164

		1,193

FLORIDA 2.7%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,177
8.000% due 10/01/2046	1,250	1,465

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	51

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2015
7.000% due 12/01/2045	$2,005	$2,050
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017
7.000% due 07/01/2052	4,365	4,427
Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	250
Florida Development Finance Corp. Revenue Bonds, Series 2017
5.000% due 08/01/2029	2,000	2,051
6.125% due 06/15/2047	5,360	5,443
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	185	197
Miami-Dade County, Florida Revenue Bonds, Series 2016
0.000% due 10/01/2032 (c)	2,815	1,598
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2014
7.500% due 06/01/2049	1,000	1,221
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,780	1,782
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,693
Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014
5.750% due 05/01/2031	1,750	2,029

		25,383

GEORGIA 2.1%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
7.000% due 01/01/2040	11,000	11,363
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	3,000	3,369
Fulton County, Georgia Development Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	2,000	2,246
Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017
5.125% due 03/01/2052	1,620	1,711
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,530	1,531

		20,220

HAWAII 0.2%
Hawaii Department of Budget & Finace Revenue Notes, Series 2017
3.100% due 05/01/2026	2,000	2,026

ILLINOIS 7.0%
Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	1,000
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2037	7,035	7,646
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	3,350	3,611
Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2033	6,000	6,561
Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	3,120	3,523
6.000% due 01/01/2038	8,000	9,286
Cook County, Illinois Revenue Bonds, Series 2017
4.000% due 11/15/2039	1,000	1,046

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	$2,000	$2,052
Illinois Finance Authority Revenue Bonds, Series 2007
6.000% due 03/01/2037 ^(b)	1,775	470
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	508
Illinois Finance Authority Revenue Bonds, Series 2015
5.250% due 05/15/2050	1,650	1,726
Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	2,500	2,567
Illinois Finance Authority Revenue Bonds, Series 2017
5.250% due 12/01/2052	3,035	3,090
6.250% due 12/01/2052	1,500	1,480
Illinois State General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 02/01/2031	1,500	1,528
Illinois State General Obligation Bonds, Series 2009
5.000% due 04/01/2024	1,640	1,655
Illinois State General Obligation Bonds, Series 2010
5.000% due 01/01/2022	1,740	1,821
Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2025	4,550	4,959
5.250% due 02/01/2028	2,500	2,557
Illinois State General Obligation Bonds, Series 2016
3.500% due 06/01/2029	2,000	1,867
4.000% due 06/01/2032	1,170	1,156
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2026 (c)	6,035	4,563
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	939

		65,611

INDIANA 1.9%
Allen County, Indiana Revenue Bonds, Series 2017
6.875% due 01/15/2052	2,300	2,428
Chesterton, Indiana Revenue Bonds, Series 2016
6.125% due 01/15/2034	2,000	2,042
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	100
Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	404
Indiana Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2051	2,060	2,225
Indiana Municipal Power Agency Revenue Bonds, Series 2009
6.000% due 01/01/2039	1,000	1,062
Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
5.000% due 11/15/2046	4,325	4,984
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,636
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,480	1,707

		17,588

IOWA 0.8%
Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,033
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	277	3
5.400% due 11/15/2046 ^	2,003	2,192
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.500% due 06/01/2042	3,000	3,012
6.500% due 06/01/2023	1,590	1,611

		7,851

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KANSAS 0.3%
Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(b)	$3,947	$868
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	250	229
Wichita, Kansas Revenue Bonds, Series 2016
5.000% due 12/01/2031	500	533
5.250% due 12/01/2036	500	535
5.375% due 12/01/2046	1,125	1,201

		3,366

KENTUCKY 1.1%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
5.500% due 11/15/2035	1,250	1,262
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2041	5,000	5,455
5.000% due 08/15/2046	3,350	3,632

		10,349

LOUISIANA 1.2%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	1,000	1,187
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2006
6.125% due 06/01/2025	2,250	2,326
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	531
State of Louisiana Gasoline & Fuels Tax Revenue, Series 2017
4.000% due 05/01/2045 (f)	7,000	7,338

		11,382

MAINE 0.5%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	4,300	4,466

MARYLAND 1.3%
Baltimore, Maryland Revenue Bonds, Series 2017
5.000% due 09/01/2046	1,000	1,127
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	7,560	7,792
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	275
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 11/15/2051	2,500	2,751

		11,945

MASSACHUSETTS 0.9%
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 10/01/2043	4,500	5,050
5.000% due 01/01/2047	2,500	2,804
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	575	606

		8,460

MICHIGAN 2.8%
East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	655	655

52	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	$1,200	$1,161
Meridian Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2026	645	646
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	6,385	6,709
5.000% due 07/01/2033	2,000	2,227
5.000% due 07/01/2044	4,500	4,868
Michigan Finance Authority Revenue Notes, Series 2014
3.875% due 10/01/2023	3,000	3,185
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	975	763
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	965	956
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (c)	197,000	4,966
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	533

		26,669

MINNESOTA 0.6%
Dakota County, Minnesota Community Development Agency Revenue Bonds, Series 2016
5.000% due 08/01/2036	750	766
5.000% due 08/01/2046	1,500	1,516
5.000% due 08/01/2051	1,115	1,124
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,010
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016
5.000% due 01/01/2041	750	852

		5,268

MISSOURI 0.6%
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	231
5.550% due 10/01/2036	45	41
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,489
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	256
St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017
5.125% due 06/01/2046	2,500	2,732
Thirty-Ninth Street Transportation Development District, Missouri Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	507

		5,256

MONTANA 0.2%
Hardin, Montana Tax Allocation Bonds, Series 2006
6.250% due 09/01/2031 ^	830	166
Kalispell, Montana Revenue Bonds, Series 2017
5.250% due 05/15/2047	1,500	1,577

		1,743

NEBRASKA 0.6%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,549

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 0.3%
Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	$3,600	$3,354

NEW JERSEY 6.2%
Atlantic City, New Jersey General Obligation Bonds, (AGM Insured), Series 2017
5.000% due 03/01/2037 (a)	1,500	1,698
Atlantic City, New Jersey General Obligation Bonds, Series 2015
6.375% due 03/01/2030	1,190	1,352
Casino Reinvestment Development Authority, New Jersey Revenue Bonds, Series 2014
5.250% due 11/01/2039	1,650	1,726
5.250% due 11/01/2044	1,625	1,688
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2022 (c)	2,500	2,183
New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2040	1,500	1,611
New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.500% due 06/15/2029	5,000	5,738
New Jersey Economic Development Authority Revenue Bonds, Series 2017
4.000% due 07/01/2034	2,730	2,730
5.000% due 07/01/2033	1,700	1,863
5.000% due 06/15/2042 (a)	3,500	3,750
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 07/01/2052	2,000	2,244
5.000% due 07/01/2057	2,250	2,544
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (c)	8,500	4,258
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2046	2,500	2,644
5.250% due 06/15/2041	1,000	1,079
New Jersey Turnpike Authority Revenue Notes, Series 2017
1.000% (US0001M*0.7 + 0.700%) due 01/01/2024 ~(a)	9,000	9,010
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014
5.000% due 11/01/2039	2,500	2,748
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.625% due 06/01/2026	1,025	1,029
4.750% due 06/01/2034	4,200	4,124
5.000% due 06/01/2029	4,500	4,507

		58,526

NEW YORK 8.1%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	3,500	3,915
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2016
5.000% due 07/15/2042	2,000	2,260
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
5.500% due 09/01/2045	6,500	7,160
Build NYC Resource Corp., New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	3,000	3,282
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
5.250% due 11/15/2057	1,000	1,173
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2017
5.000% due 02/01/2043	5,000	5,799

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2055 (c)	$60,000	$3,790
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,500	8,645
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	5,750	6,266
5.375% due 11/15/2040	4,000	4,463
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	566
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 2001
1.540% due 10/01/2036	5,600	5,222
New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	3,985	4,374
Niagara Area Development Corp., New York Revenue Bonds, Series 2012
5.250% due 11/01/2042	3,000	3,002
Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.000% due 05/15/2057	3,000	3,466
5.250% due 10/15/2057	1,725	2,024
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2030	7,960	9,279
5.000% due 06/01/2034	1,500	1,696

		76,382

NORTH CAROLINA 0.2%
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	790
6.000% due 04/01/2038	500	509
North Carolina Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	603

		1,902

OHIO 5.7%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	22,000	20,873
5.750% due 06/01/2034	655	633
6.250% due 06/01/2037	3,175	3,161
6.500% due 06/01/2047	14,100	14,115
Butler County, Ohio Port Authority Revenue Bonds, Series 2017
6.500% due 01/15/2052	2,000	2,070
Hamilton County, Ohio Revenue Bonds, Series 2012
5.500% due 06/01/2042	5,000	5,691
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.625% due 12/01/2033	1,565	710
3.750% due 12/01/2023	1,000	457
Ohio Air Quality Development Authority Revenue Bonds, Series 2012
6.750% due 06/01/2024	1,500	1,562
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	1,090	493
Ohio State Water Development Authority Revenue Bonds, Series 2006
4.000% due 12/01/2033	5,800	2,639
Toledo-Lucas County, Ohio Port Authority Revenue Bonds, Series 2016
6.375% due 01/15/2051	1,500	1,522

		53,926

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	53

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OKLAHOMA 0.6%
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036	$790	$767
6.875% due 11/01/2046	1,625	1,574
7.000% due 11/01/2051	3,250	3,176

		5,517

OREGON 0.5%
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	229
Port of Portland, Oregon Airport Revenue Bonds, Series 2017
5.000% due 07/01/2047	4,000	4,528

		4,757

PENNSYLVANIA 3.2%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	788
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 05/01/2042	7,000	7,529
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2006
3.500% due 04/01/2041	3,000	1,360
Cambridge Area Joint Authority, Pennsylvania Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	516
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	514
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	3,000	3,175
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 02/15/2045 (f)	6,000	6,863
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	528
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	452
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2047 (a)	5,500	6,274
Susquehanna Area Regional Airport Authority, Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,495	1,512
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	475	475

		29,986

PUERTO RICO 2.9%
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds, Series 2008
0.000% due 07/01/2029 (c)	3,750	734
5.850% due 07/01/2023	5,000	1,937
6.150% due 07/01/2038	2,500	969
6.200% due 07/01/2039	2,400	930
6.550% due 07/01/2058	2,500	969
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.390% (US0003M*0.67 + 0.520%) due 07/01/2029 ~	11,195	9,096
Puerto Rico Electric Power Authority Revenue Bonds, Series 2003
5.500% due 07/01/2020 ^(b)	10	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Puerto Rico Electric Power Authority Revenue Bonds, Series 2005
4.625% due 07/01/2030 ^(b)	$10	$5
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
4.200% due 07/01/2019 ^(b)	20	10
5.000% due 07/01/2018 ^(b)	15	7
5.000% due 07/01/2020 ^(b)	735	354
5.000% due 07/01/2021 ^(b)	505	244
5.000% due 07/01/2022 ^(b)	50	24
5.000% due 07/01/2024 ^(b)	145	70
5.000% due 07/01/2025 ^(b)	70	34
5.000% due 07/01/2026 ^(b)	10	5
5.000% due 07/01/2032 ^(b)	300	145
5.000% due 07/01/2037 ^(b)	120	58
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.250% due 07/01/2033 ^(b)	20	10
5.375% due 07/01/2024 ^(b)	55	27
5.500% due 07/01/2020 ^(b)	10	5
5.500% due 07/01/2021 ^(b)	55	27
5.500% due 07/01/2038 ^(b)	160	77
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
3.750% due 07/01/2022 ^(b)	100	48
3.875% due 07/01/2023 ^(b)	75	36
4.375% due 07/01/2021 ^(b)	45	22
4.500% due 07/01/2023 ^(b)	15	7
4.600% due 07/01/2024 ^(b)	50	24
4.625% due 07/01/2025 ^(b)	35	17
4.750% due 07/01/2026 ^(b)	245	119
4.750% due 07/01/2027 ^(b)	50	24
5.000% due 07/01/2021 ^(b)	60	29
5.000% due 07/01/2022 ^(b)	35	17
5.000% due 07/01/2024 ^(b)	50	24
5.000% due 07/01/2025 ^(b)	25	12
5.000% due 07/01/2026 ^(b)	65	32
5.250% due 07/01/2021 ^(b)	260	125
5.250% due 07/01/2022 ^(b)	40	20
5.250% due 07/01/2025 ^(b)	25	12
5.250% due 07/01/2026 ^(b)	100	48
5.250% due 07/01/2027 ^(b)	140	68
5.250% due 07/01/2030 ^(b)	15	7
5.250% due 07/01/2031 ^(b)	30	14
5.250% due 07/01/2040 ^(b)	115	56
5.750% due 07/01/2036 ^(b)	25	12
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012
5.000% due 07/01/2029 ^(b)	100	48
5.000% due 07/01/2042 ^(b)	1,055	510
5.050% due 07/01/2042 ^(b)	140	68
Puerto Rico Electric Power Authority Revenue Bonds, Series 2013
6.750% due 07/01/2036 ^(b)	665	322
7.000% due 07/01/2033 ^(b)	10	5
7.000% due 07/01/2040 ^(b)	20	10
7.000% due 07/01/2043 ^(b)	85	41
Puerto Rico Electric Power Authority Revenue Notes, Series 2010
3.300% due 07/01/2019 ^(b)	75	36
3.500% due 07/01/2020 ^(b)	395	190
4.100% due 07/01/2019 ^(b)	100	48
4.250% due 07/01/2020 ^(b)	1,375	663
5.000% due 07/01/2018 ^(b)	180	87
5.000% due 07/01/2019 ^(b)	60	29
5.000% due 07/01/2020 ^(b)	5,020	2,421
5.250% due 07/01/2020 ^(b)	140	67
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	4,000	4,660
Puerto Rico Highways & Transportation Authority Revenue Bonds, (AGC Insured), Series 2007
5.500% due 07/01/2031	1,320	1,558

		27,278

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RHODE ISLAND 0.8%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	$1,750	$1,856
5.000% due 06/01/2050	6,000	6,126

		7,982

SOUTH CAROLINA 1.4%
South Carolina Public Service Authority Revenue Bonds, Series 2013
5.000% due 12/01/2048	3,395	3,685
South Carolina Public Service Authority Revenue Bonds, Series 2015
5.000% due 12/01/2050	5,000	5,458
South Carolina Public Service Authority Revenue Bonds, Series 2016
5.000% due 12/01/2056	3,365	3,710

		12,853

TENNESSEE 2.2%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
0.000% due 12/01/2031 (c)	8,000	3,622
5.125% due 12/01/2042	2,500	2,457
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016
0.000% due 12/01/2023 (c)	3,670	2,768
0.000% due 12/01/2025 (c)	1,950	1,314
0.000% due 12/01/2026 (c)	2,090	1,329
Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016
5.625% due 06/01/2035	2,000	2,064
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,068
Franklin Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2017
7.500% due 06/01/2047	2,500	2,622
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	540
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	775	889
5.000% due 02/01/2025	1,545	1,810

		20,483

TEXAS 8.7%
Allen Independent School District, Texas General Obligations Bonds, (PSF Insured), Series 2017
5.000% due 02/15/2042	3,515	4,048
Arlington Higher Education Finance Corp., Texas Revenue Bonds, Series 2016
5.000% due 12/01/2051	2,710	2,918
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	1,153
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	575
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.750% due 08/15/2041	1,000	1,168
Guadalupe-Blanco River Authority Industrial Development Corp., Texas Revenue Notes, Series 2008
5.625% due 10/01/2017	775	775
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012
4.750% due 11/15/2046	2,500	2,618

54	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	$750	$804
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
6.500% due 05/15/2031	240	284
Houston, Texas Airport System Revenue Bonds, Series 2011
6.625% due 07/15/2038	3,500	3,879
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2015
5.000% due 07/01/2035	2,000	2,178
5.000% due 07/01/2047	5,000	5,382
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.750% due 07/01/2051	3,055	3,232
5.000% due 04/01/2031	1,300	1,429
5.000% due 04/01/2036	1,000	1,071
5.000% due 07/01/2046	1,500	1,633
5.250% due 07/01/2036	400	420
5.750% due 07/01/2051	1,000	1,063
7.000% due 07/01/2051	1,450	1,469
New Hope Cultural Education Facilities Corp., Texas Revenue Notes, Series 2016
5.000% due 04/01/2023	385	432
5.000% due 04/01/2024	405	457
5.000% due 04/01/2025	425	475
5.000% due 04/01/2026	445	498
6.000% due 07/01/2026	125	123
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	152
5.750% due 01/01/2033	350	354
North Texas Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,126
North Texas Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,091
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	550
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	17,750	18,256
Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	1,035
5.500% due 01/01/2032	500	530
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	140	136
6.000% due 09/15/2046	365	352
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,039
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2052	3,000	3,258
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2007
1.754% (US0003M*0.67 + 0.870%) due 09/15/2027 ~	2,250	2,162
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	7,735	9,457
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,104

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Woodloch Health Facilities Development Corp., Texas Revenue Bonds, Series 2016
6.750% due 12/01/2051	$2,500	$2,547

		82,233

U.S. VIRGIN ISLANDS 0.7%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	1,000	690
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	7,250	4,794
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2012
5.000% due 10/01/2032 (g)	1,330	951

		6,435

UTAH 0.4%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2017
5.000% due 07/01/2042	2,000	2,301
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	1,350	1,350
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	486

		4,137

VIRGINIA 0.4%
Ballston Quarter Community Development Authority, Virginia Tax Allocation Bonds, Series 2016
5.500% due 03/01/2046	1,750	1,774
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(b)	114	8
6.000% due 06/01/2043	353	349
Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044	563	552
6.050% due 03/01/2054 ^(b)	592	89
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	964	965

		3,737

WASHINGTON 0.4%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,020
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	272
Washington Health Care Facilities Authority Revenue Bonds, Series 2013
2.340% (MUNIPSA + 1.400%) due 01/01/2035 ~	1,500	1,498
Washington State Housing Finance Commission Revenue Bonds, Series 2015
7.000% due 07/01/2050	750	763

		3,553

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 0.9%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.750% due 06/01/2043 (a)	$4,000	$4,029
Monongalia County, West Virginia Commission Special District Revenue Notes, Series 2017
4.500% due 06/01/2027 (a)	1,000	994
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (c)	61,000	3,263

		8,286

WISCONSIN 1.5%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2015
6.500% due 07/01/2050	6,000	6,142
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
5.250% due 05/15/2047	750	807
7.000% due 11/01/2046	3,500	3,635
Public Finance Authority, Wisconsin Revenue Notes, Series 2016
5.000% due 12/01/2025	2,000	2,275
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,057

		13,916

Total Municipal Bonds & Notes (Cost $823,815)		862,125

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (h) 0.1%
		516

U.S. TREASURY BILLS 0.1%
0.990% due 11/09/2017 (c)(d)(k)	709	708

Total Short-Term Instruments (Cost $1,224)		1,224

Total Investments in Securities (Cost $836,039)		874,446

	SHARES
INVESTMENTS IN AFFILIATES 10.2%

SHORT-TERM INSTRUMENTS 10.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.2%
PIMCO Short-Term Floating NAV Portfolio III	9,782,056	96,696

Total Short-Term Instruments (Cost $96,699)		96,696

Total Investments in Affiliates (Cost $96,699)		96,696

Total Investments 103.0% (Cost $932,738)		$971,142

Financial Derivative Instruments (i)(j) 0.1% (Cost or Premiums, net $(761))		776

Other Assets and Liabilities, net (3.1)%		(29,423)

Net Assets 100.0%		$942,495

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	55

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Security becomes interest bearing at a future date.
(f)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2012	5.000%	10/01/2032	09/25/2017	$ 924	$951	0.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$516	U.S. Treasury Notes 1.750% due 05/31/2022	$(530)	$516	$516

Total Repurchase Agreements						$(530)	$516	$516

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$516	$0	$0	$516	$(530)	$(14)

Total Borrowings and Other Financing Transactions	$516	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 30-Year Bond December Futures	12/2017	39	$(5,960)	$47	$0	$(1)

Total Futures Contracts				$47	$0	$(1)

56	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0		$(1)	$0	$(1)

Cash of $117 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements in the Notes to Financial Statements for more information regarding master netting arrangements.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

ASSET SWAPS

Counterparty	Underlying Asset	Receive	Pay	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Illinois Receivable Trust Revenue Notes, Series 2015 8.000% due 04/01/2018 +	Cash Flow from Underlying Asset	1-Month USD-LIBOR plus a specified spread	Monthly	04/01/2018	$12,500	$0	$1,517	$1,517	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
CBK	MCDX-28 5-Year Index	(1.000)%	Quarterly	06/20/2022	$ 41,200	$(761)	$(206)	$0	$(967)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$11,800	$0	$227	$227	$0

Total Swap Agreements							$(761)	$1,538	$1,744	$(967)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BOA	$0	$0	$1,517	$1,517	$0	$0	$0	$0	$1,517	$(1,360)	$157
CBK	0	0	227	227	0	0	(967)	(967)	(740)	708	(32)

Total Over the Counter	$0	$0	$1,744	$1,744	$0	$0	$(967)	$(967)

(k)	Securities with an aggregate market value of $708 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	57

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$1,517	$0	$0	$227	$1,744

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1

Over the counter
Swap Agreements	$0	$967	$0	$0	$0	$967

	$0	$967	$0	$0	$1	$968

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$176	$176
Over the counter
Swap Agreements	$0	$(487)	$0	$0	$(10)	$(497)

	$0	$(487)	$0	$0	$166	$(321)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$50	$50

Over the counter
Swap Agreements	$0	$328	$0	$0	$(92)	$236

	$0	$328	$0	$0	$(42)	$286

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$6,058	$6,058
Industrials	0	5,039	0	5,039
Municipal Bonds & Notes
Alabama	0	29,849	0	29,849
Alaska	0	94	0	94
Arizona	0	14,488	0	14,488
California	0	139,224	0	139,224
Colorado	0	17,735	0	17,735
Connecticut	0	711	0	711

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Delaware	$0	$456	$0	$456
District of Columbia	0	1,193	0	1,193
Florida	0	25,383	0	25,383
Georgia	0	20,220	0	20,220
Hawaii	0	2,026	0	2,026
Illinois	0	65,611	0	65,611
Indiana	0	17,588	0	17,588
Iowa	0	7,851	0	7,851
Kansas	0	3,366	0	3,366
Kentucky	0	10,349	0	10,349
Louisiana	0	11,382	0	11,382

58	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Maine	$0	$4,466	$0	$4,466
Maryland	0	11,945	0	11,945
Massachusetts	0	8,460	0	8,460
Michigan	0	26,669	0	26,669
Minnesota	0	5,268	0	5,268
Missouri	0	5,256	0	5,256
Montana	0	1,743	0	1,743
Nebraska	0	5,549	0	5,549
Nevada	0	3,354	0	3,354
New Jersey	0	58,526	0	58,526
New York	0	76,382	0	76,382
North Carolina	0	1,902	0	1,902
Ohio	0	53,926	0	53,926
Oklahoma	0	5,517	0	5,517
Oregon	0	4,757	0	4,757
Pennsylvania	0	29,986	0	29,986
Puerto Rico	0	27,278	0	27,278
Rhode Island	0	7,982	0	7,982
South Carolina	0	12,853	0	12,853
Tennessee	0	20,483	0	20,483
Texas	0	82,233	0	82,233
U.S. Virgin Islands	0	6,435	0	6,435
Utah	0	4,137	0	4,137
Virginia	0	3,737	0	3,737
Washington	0	3,553	0	3,553
West Virginia	0	8,286	0	8,286
Wisconsin	0	13,916	0	13,916

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short-Term Instruments
Repurchase Agreements	$0	$516	$0	$516
U.S. Treasury Bills	0	708	0	708

	$0	$868,388	$6,058	$874,446

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$96,696	$0	$0	$96,696

Total Investments	$96,696	$868,388	$6,058	$971,142

Financial Derivative Instruments - Assets
Over the counter	$0	$227	$1,517	$1,744

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	0	0	(1)
Over the counter	0	(967)	0	(967)

	$(1)	$(967)	$0	$(968)

Total Financial Derivative Instruments	$(1)	$(740)	$1,517	$776

Totals	$96,695	$867,648	$7,575	$971,918

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	59

Schedule of Investments PIMCO Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.4%

CORPORATE BONDS & NOTES 1.2%

BANKING & FINANCE 0.8%
Illinois Receivables Trust
8.250% due 07/01/2018 +	$5,000	$5,049

INDUSTRIALS 0.4%
Northwell Healthcare, Inc.
4.260% due 11/01/2047	3,000	3,023

Total Corporate Bonds & Notes (Cost $8,000)		8,072

MUNICIPAL BONDS & NOTES 94.0%

ALABAMA 2.3%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	10,000	12,016
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	2,600	3,197

		15,213

ARIZONA 1.0%
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	4,000	4,202
Arizona Health Facilities Authority Revenue Bonds, Series 2014
5.000% due 01/01/2044	2,000	2,206

		6,408

CALIFORNIA 19.6%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,840
5.000% due 12/01/2032	3,000	3,493
5.000% due 12/01/2033	3,500	4,068
5.000% due 12/01/2034	3,000	3,472
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	6,674
5.000% due 04/01/2038	10,000	11,886
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	4,000	4,485
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,086
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	16,850	19,289
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 11/21/2045	1,480	1,487
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,400	1,463
California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	1,870	2,023
California State General Obligation Bonds, Series 2004
0.820% due 05/01/2034	4,200	4,200
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2034	10,000	11,306

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	$4,500	$5,071
California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	2,000	2,202
Dublin Community Facilities District Improvement Area No. 1, California Special Tax Bonds, Series 2017
5.000% due 09/01/2037	1,150	1,254
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2024	2,085	2,468
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	7,000	7,652
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2028	515	633
5.000% due 05/01/2029	500	608
Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	2,750	3,140
M-S-R Energy Authority, California Revenue Bonds, Series 2009
7.000% due 11/01/2034	2,250	3,241
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,514
5.125% due 05/01/2030	1,500	1,681
5.125% due 05/01/2031	1,500	1,679
San Diego County, California Water Authority Financing Corp. Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2026	3,925	4,018
San Ramon Valley Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 1998
0.000% due 07/01/2018 (b)	2,385	2,364
University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046	5,860	6,134
University of California Revenue Bonds, Series 2017
5.000% due 05/15/2052	3,000	3,468

		130,900

COLORADO 4.1%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,471
Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	290	291
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	10,000	10,742
Denver, Colorado Airport System City & County Revenue Bonds, Series 2016
1.726% (US0001M*0.7 + 0.860%) due 11/15/2031 ~	2,000	2,015
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
1.725% (US0001M*0.67 + 0.900%) due 09/01/2039 ~	1,000	1,006
1.877% (US0001M*0.67 + 1.050%) due 09/01/2039 ~	2,200	2,235
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	6,930	9,820

		27,580

DISTRICT OF COLUMBIA 0.4%
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2029	2,500	2,898

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FLORIDA 3.4%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	$1,500	$1,699
Florida Municipal Power Agency Revenue Bonds, Series 2012
5.000% due 10/01/2026	4,500	5,146
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	6,700	7,039
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	834
Miami-Dade County, Florida Revenue Bonds, Series 2016
0.000% due 10/01/2032 (b)	2,900	1,647
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	5,985	6,541

		22,906

GEORGIA 4.0%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	5,200	5,330
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011
5.250% due 10/01/2041	15,000	17,011
Fulton County, Georgia Development Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	1,000	1,123
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	3,000	3,254

		26,718

ILLINOIS 7.2%
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	3,885	4,223
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2040	4,520	4,886
Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2039	4,500	4,894
Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	4,500	5,081
Illinois Finance Authority Revenue Bonds, Series 2009
0.920% due 08/01/2043	1,900	1,900
5.750% due 07/01/2033	1,800	1,864
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	508
Illinois Finance Authority Revenue Bonds, Series 2016
2.216% (US0001M*0.7 + 1.350%) due 05/01/2036 ~	1,000	1,007
4.000% due 02/15/2036	3,290	3,378
5.000% due 02/15/2029	4,500	5,182
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2037	1,500	1,551
5.250% due 12/01/2052	2,000	2,036
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	1,700	1,725
Illinois State General Obligation Bonds, Series 2009
5.000% due 04/01/2024	1,000	1,009
Illinois State General Obligation Bonds, Series 2014
5.250% due 02/01/2028	1,500	1,534
Illinois State General Obligation Bonds, Series 2016
5.000% due 06/01/2027	4,200	4,601
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019 (b)	2,945	2,847

		48,226

60	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIANA 0.7%
Allen County, Indiana Revenue Bonds, Series 2017
6.625% due 01/15/2034	$1,000	$1,058
Indiana Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2051	3,000	3,240
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	524

		4,822

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	546

KENTUCKY 0.2%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2032	1,000	1,121

LOUISIANA 0.9%
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2017
5.000% due 01/01/2048	5,000	5,642

MARYLAND 2.0%
Baltimore, Maryland Revenue Bonds, Series 2017
5.000% due 09/01/2028	1,500	1,801
5.000% due 09/01/2039	1,500	1,706
5.000% due 09/01/2042	1,000	1,130
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 05/15/2043	7,500	8,452

		13,089

MASSACHUSETTS 2.2%
Commonwealth of Massachusetts General Obligation Bonds, Series 2016
4.000% due 04/01/2046	3,955	4,135
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	2,500	2,804
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	6,660	7,713

		14,652

MICHIGAN 0.8%
Michigan Finance Authority Revenue Bonds, Series 2014
5.000% due 07/01/2044	2,000	2,125
Michigan Finance Authority Revenue Notes, Series 2016
5.000% due 04/01/2025	1,000	1,158
Michigan Strategic Fund Revenue Bonds, Series 2008
1.450% due 08/01/2029	2,000	1,978

		5,261

MINNESOTA 0.6%
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Bonds, Series 2017
5.000% due 11/15/2047	3,500	4,015

MISSOURI 0.3%
Missouri Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	2,006

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEBRASKA 1.3%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	$5,000	$5,548
Nebraska Public Power District Revenue Bonds, Series 2013
5.000% due 01/01/2031	3,000	3,383

		8,931

NEW JERSEY 5.3%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017
5.000% due 03/01/2037	1,000	1,128
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2022 (b)	2,500	2,183
New Jersey Economic Development Authority Revenue Bonds, (BAM Insured), Series 2017
5.000% due 07/01/2028	1,000	1,166
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	120	122
6.500% due 04/01/2031	500	581
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2022	5,000	5,544
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.250% due 07/01/2035	3,500	3,826
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	3,000	3,394
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 07/01/2030	1,735	1,865
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	8,000	4,007
New Jersey Turnpike Authority Revenue Bonds, Series 2017
4.000% due 01/01/2034	2,000	2,146
New Jersey Turnpike Authority Revenue Notes, Series 2017
1.000% (US0001M*0.7 + 0.700%) due 01/01/2024 ~(a)	6,000	6,007
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,500	3,505

		35,474

NEW MEXICO 0.2%
New Mexico Mortgage Finance Authority Revenue Bonds, (FHLMC/FNMA/GNMA Insured), Series 2008
5.000% due 07/01/2025	1,170	1,184

NEW YORK 12.1%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	5,000	5,593
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	1,000	1,146
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	10,000	11,557
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
5.250% due 11/15/2057	1,000	1,173
New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	4,145	4,174

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2011
5.000% due 02/01/2027	$5,990	$6,680
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 02/01/2025	7,000	8,156
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015
5.000% due 11/01/2026	4,500	5,495
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016
5.000% due 08/01/2032	2,000	2,382
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,621
5.750% due 11/15/2051	5,000	5,763
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.375% due 11/15/2040	2,000	2,232
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 1999
1.365% due 05/01/2034	2,000	1,865
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 2001
1.540% due 10/01/2036	3,625	3,380
New York Transportation Development Corp. Revenue Notes, Series 2016
5.000% due 08/01/2026	2,485	2,671
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	1,750	1,764
Syracuse Industrial Development Agency, New York Revenue Bonds, Series 2016
5.000% due 01/01/2030	2,500	2,890
5.000% due 01/01/2031	1,075	1,237
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,000	2,347
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2028	4,000	4,722

		80,848

NORTH CAROLINA 1.5%
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	5,000	5,545
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2036	2,500	2,777
North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	1,819

		10,141

OHIO 3.7%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	7,125	6,760
5.375% due 06/01/2024	2,500	2,399
Butler County, Ohio Port Authority Revenue Bonds, Series 2017
6.250% due 01/15/2034	1,250	1,303
6.375% due 01/15/2043	1,000	1,037
Cleveland, Ohio Revenue Bonds, Series 2017
5.000% due 10/01/2032	600	717
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2029	5,245	5,919

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	61

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	$2,750	$3,194
5.250% due 02/15/2029	2,900	3,405

		24,734

OREGON 0.3%
Portland, Oregon Tax Allocation Bonds, Series 2011
5.000% due 06/15/2029	1,000	1,108
5.000% due 06/15/2031	500	552

		1,660

PENNSYLVANIA 2.6%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 05/01/2032	3,000	3,333
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Notes, Series 2017
5.000% due 05/01/2022	1,000	1,090
5.000% due 05/01/2027	250	286
Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 10/01/2052	2,500	2,832
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 02/15/2045 (d)	3,000	3,431
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	1,002
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2011
5.000% due 01/01/2041	5,000	5,433

		17,407

PUERTO RICO 1.6%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.390% (US0003M*0.67 + 0.520%) due 07/01/2029 ~	6,665	5,415
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	3,000	3,495
Puerto Rico Highways & Transportation Authority Revenue Bonds, (AGC Insured), Series 2007
5.500% due 07/01/2031	1,320	1,558

		10,468

TENNESSEE 1.2%
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016
0.000% due 12/01/2021 (b)	775	652
0.000% due 12/01/2022 (b)	1,000	799
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,590
5.000% due 02/01/2024	1,400	1,629

		7,670

TEXAS 10.2%
Austin Convention Enterprises, Inc., Texas Revenue Bonds, Series 2017
5.000% due 01/01/2030	755	890
5.000% due 01/01/2031	800	931
5.000% due 01/01/2032	655	758
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2017
5.000% due 11/15/2036	2,175	2,590
5.000% due 11/15/2037	2,000	2,374

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dallas Love Field, Texas Revenue Bonds, Series 2017
5.000% due 11/01/2029	$2,250	$2,656
Godley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2008
5.250% due 02/15/2028	3,000	3,048
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,450	5,053
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.980% due 12/01/2024	1,500	1,500
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2012
0.980% due 05/01/2046	5,700	5,700
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.750% due 07/01/2051	5,000	5,289
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	7,000	7,200
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	140	136
6.000% due 09/15/2046	360	348
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2017
5.000% due 02/01/2047	3,000	3,499
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,587
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,433
5.250% due 12/15/2022	3,825	4,407
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	2,000	2,445
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2028	5,000	5,608
Texas State General Obligation Bonds, Series 2016
5.500% due 08/01/2031	3,000	3,706
Texas State General Obligation Bonds, Series 2017
5.000% due 08/01/2042	1,530	1,800
Texas Water Development Board Revenue Bonds, Series 2017
4.000% due 10/15/2052 (a)	3,000	3,141
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (e)	1,100	1,158

		68,257

U.S. VIRGIN ISLANDS 0.5%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2029	1,250	898
5.250% due 10/01/2029	3,120	2,063

		2,961

UTAH 0.5%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2017
5.000% due 07/01/2042	3,000	3,452

VIRGINIA 0.7%
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011
5.125% due 09/01/2041	2,000	2,219
Richmond, Virginia Public Utility Revenue Bonds, Series 2013
5.000% due 01/15/2029	2,000	2,312

		4,531

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 1.8%
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
5.000% due 08/15/2044	$4,965	$5,545
Washington Health Care Facilities Authority Revenue Bonds, Series 2013
2.340% (MUNIPSA + 1.400%) due 01/01/2035 ~	1,500	1,498
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.990% (MUNIPSA + 1.050%) due 01/01/2042 ~	3,000	3,009
5.000% due 01/01/2047	2,000	2,185

		12,237

WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Revenue Bonds, Series 2011
1.700% due 01/01/2041	2,500	2,490
West Virginia Economic Development Authority Revenue Notes, Series 2016
2.875% due 12/15/2026	910	894

		3,384

WISCONSIN 0.2%
Public Finance Authority, Wisconsin Revenue Notes, Series 2016
2.625% due 11/01/2025	1,500	1,523

Total Municipal Bonds & Notes (Cost $579,563)		626,865

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (f) 0.1%
		556

U.S. TREASURY BILLS 0.1%
0.990% due 11/09/2017 (b)(c)(i)	656	655

Total Short-Term Instruments (Cost $1,211)		1,211

Total Investments in Securities (Cost $588,774)		636,148

	SHARES
INVESTMENTS IN AFFILIATES 6.7%

SHORT-TERM INSTRUMENTS 6.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.7%
PIMCO Short-Term Floating NAV Portfolio III	4,532,400	44,803

Total Short-Term Instruments (Cost $44,806)		44,803

Total Investments in Affiliates (Cost $44,806)		44,803

Total Investments 102.1% (Cost $633,580)		$680,951

Financial Derivative Instruments (g)(h) 0.1% (Cost or Premiums, net $(758))		747

Other Assets and Liabilities, net (2.2)%		(14,491)

Net Assets 100.0%		$667,207

62	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$ 1,100	$1,158	0.17%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$556	Federal Home Loan Bank 1.375% due 09/28/2020	$(571)	$556	$556

Total Repurchase Agreements						$(571)	$556	$556

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$556	$0	$0	$556	$(571)	$(15)

Total Borrowings and Other Financing Transactions	$556	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 30-Year Bond December Futures	12/2017	31	$(4,737)	$38	$0	$(1)

Total Futures Contracts				$38	$0	$(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	63

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0		$(1)	$0	$(1)

Cash of $471 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

ASSET SWAPS

Counterparty	Underlying Asset	Receive	Pay	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Illinois Receivable Trust Revenue Notes, Series 2015 8.000% due 04/01/2018 +	Cash Flow from Underlying Asset	1-Month USD-LIBOR plus a specified spread	Monthly	04/01/2018	$12,500	$0	$1,517	$1,517	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
									Asset	Liability
CBK	MCDX-28 5-Year Index	(1.000)%	Quarterly	06/20/2022	$	41,000	$(758)	$(204)	$0	$(962)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$	10,000	$0	$193	$193	$0

Total Swap Agreements								$(758)	$1,506	$1,710	$(962)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities					Collateral Pledged/ (Received)	Net Exposure(4)
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives
BOA	$0	$0	$1,517	$1,517	$0	$0	$0	$0	$1,517	$(1,360)	$157
CBK	0	0	193	193	0	0	(962)	(962)	(769)	655	(114)

Total Over the Counter	$0	$0	$1,710	$1,710	$0	$0	$(962)	$(962)

(i)	Securities with an aggregate market value of $655 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

64	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$1,517	$0	$0	$193	$1,710

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1

Over the counter
Swap Agreements	$0	$962	$0	$0	$0	$962

	$0	$962	$0	$0	$1	$963

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(34)	$(34)

Over the counter
Swap Agreements	$0	$(484)	$0	$0	$(9)	$(493)

	$0	$(484)	$0	$0	$(43)	$(527)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$41	$41

Over the counter
Swap Agreements	$0	$329	$0	$0	$(78)	$251

	$0	$329	$0	$0	$(37)	$292

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$5,049	$5,049
Industrials	0	3,023	0	3,023
Municipal Bonds & Notes
Alabama	0	15,213	0	15,213
Arizona	0	6,408	0	6,408
California	0	130,900	0	130,900
Colorado	0	27,580	0	27,580
District of Columbia	0	2,898	0	2,898
Florida	0	22,906	0	22,906

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Georgia	$0	$26,718	$0	$26,718
Illinois	0	48,226	0	48,226
Indiana	0	4,822	0	4,822
Kansas	0	546	0	546
Kentucky	0	1,121	0	1,121
Louisiana	0	5,642	0	5,642
Maryland	0	13,089	0	13,089
Massachusetts	0	14,652	0	14,652
Michigan	0	5,261	0	5,261
Minnesota	0	4,015	0	4,015
Missouri	0	2,006	0	2,006

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	65

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

September 30, 2017 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Nebraska	$0	$8,931	$0	$8,931
New Jersey	0	35,474	0	35,474
New Mexico	0	1,184	0	1,184
New York	0	80,848	0	80,848
North Carolina	0	10,141	0	10,141
Ohio	0	24,734	0	24,734
Oregon	0	1,660	0	1,660
Pennsylvania	0	17,407	0	17,407
Puerto Rico	0	10,468	0	10,468
Tennessee	0	7,670	0	7,670
Texas	0	68,257	0	68,257
U.S. Virgin Islands	0	2,961	0	2,961
Utah	0	3,452	0	3,452
Virginia	0	4,531	0	4,531
Washington	0	12,237	0	12,237
West Virginia	0	3,384	0	3,384
Wisconsin	0	1,523	0	1,523
Short-Term Instruments
Repurchase Agreements	0	556	0	556
U.S. Treasury Bills	0	655	0	655

	$0	$631,099	$5,049	$636,148

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$44,803	$0	$0	$44,803

Total Investments	$44,803	$631,099	$5,049	$680,951

Financial Derivative Instruments - Assets
Over the counter	$0	$193	$1,517	$1,710

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	0	0	(1)
Over the counter	0	(962)	0	(962)

	$(1)	$(962)	$0	$(963)

Total Financial Derivative Instruments	$(1)	$(769)	$1,517	$747

Totals	$44,802	$630,330	$6,566	$681,698

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

66	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.5%

MUNICIPAL BONDS & NOTES 94.2%

ALABAMA 0.5%
UAB Medicine Finance Authority, Alabama Revenue Bonds, Series 2017
5.000% due 09/01/2028	$250	$302

CALIFORNIA 1.8%
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,005	1,152

COLORADO 5.1%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015
5.000% due 03/01/2028	500	596
Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,000	1,188
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
1.877% (US0001M*0.67 + 1.050%) due 09/01/2039 ~	760	772
Solaris Metropolitan District No. 3, Colorado General Obligation Notes, Series 2016
3.750% due 12/01/2026	650	656

		3,212

CONNECTICUT 3.5%
Connecticut Special Tax State Revenue Notes, Series 2016
5.000% due 09/01/2026	1,000	1,199
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
1.791% (US0001M*0.68 + 0.950%) due 07/01/2049 ~	1,000	1,006

		2,205

DISTRICT OF COLUMBIA 0.8%
District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2028	445	528

FLORIDA 1.0%
Florida Municipal Power Agency Revenue Bonds, Series 2015
5.000% due 10/01/2027	500	598

GEORGIA 2.9%
Floyd County, Georgia Development Authority Revenue Bonds, Series 2010
2.350% due 07/01/2022	1,000	1,008
Fulton County, Georgia Development Authority Revenue Bonds, Series 2017
5.000% due 04/01/2028	430	513
Fulton County, Georgia Development Authority Revenue Notes, Series 2017
5.000% due 04/01/2027	250	300

		1,821

GUAM 1.6%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2024	850	977

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 4.9%
Chicago, Illinois General Obligation Bonds, Series 2003
5.000% due 01/01/2018	$650	$654
Chicago, Illinois General Obligation Notes, Series 2015
5.000% due 01/01/2026	1,000	1,101
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	319
Illinois State General Obligation Bonds, Series 2012
4.000% due 01/01/2024	1,000	1,028

		3,102

INDIANA 0.2%
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Notes, Series 2010
5.000% due 01/15/2019	100	105

LOUISIANA 2.5%
Louisiana Public Facilities Authority Revenue Bonds, Series 2016
3.375% due 09/01/2028	1,000	1,014
Louisiana Stadium & Exposition District Revenue Notes, Series 2013
5.000% due 07/01/2023	500	582

		1,596

MARYLAND 1.9%
Baltimore, Maryland Revenue Notes, Series 2017
5.000% due 09/01/2026	1,000	1,204

MASSACHUSETTS 1.9%
Massachusetts State College Building Authority Revenue Notes, Series 2014
5.000% due 05/01/2024	1,000	1,175

MICHIGAN 1.1%
Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	500	570
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2019	100	107

		677

MINNESOTA 0.2%
Northern Municipal Power Agency, Minnesota Revenue Notes, (AGC Insured), Series 2008
5.000% due 01/01/2018	100	101

MISSOURI 0.1%
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2010
5.000% due 07/01/2025	40	45

NEBRASKA 1.3%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2023	750	843

NEW JERSEY 5.6%
Monmouth County, New Jersey Improvement Authority Revenue Notes, Series 2008
4.000% due 12/01/2017	5	5
New Jersey Economic Development Authority Revenue Notes, Series 2013
5.000% due 01/01/2024	570	654

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	$1,000	$1,097
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2022	500	556
New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2030	750	901
Rutgers The State University of New Jersey Revenue Bonds, Series 2013
5.000% due 05/01/2028	250	289

		3,502

NEW MEXICO 2.3%
Farmington, New Mexico Revenue Bonds, Series 2010
2.125% due 06/01/2040	500	503
New Mexico Finance Authority Revenue Bonds, Series 2013
5.000% due 06/01/2025	805	949

		1,452

NEW YORK 10.3%
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2027	750	905
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2026	1,000	1,172
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 03/15/2030	1,000	1,189
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,000	1,061
New York Transportation Development Corp. Revenue Notes, Series 2016
5.000% due 08/01/2026	1,000	1,075
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2021	190	202
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	750	885

		6,489

NORTH CAROLINA 4.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 10/01/2027	1,200	1,383
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2025	1,000	1,181

		2,564

OHIO 5.7%
Akron, Ohio General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2019	150	151
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	200	229
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	1,000	1,175
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013
5.000% due 12/01/2023	1,000	1,182
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	750	871

		3,608

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	67

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OREGON 1.0%
Oregon Health & Science University Revenue Bonds, Series 2012
5.000% due 07/01/2026	$575	$658

PENNSYLVANIA 10.8%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Notes, Series 2017
5.000% due 05/01/2027	1,000	1,146
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2027	1,000	1,205
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 01/01/2027	1,000	1,176
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012
5.000% due 01/01/2023	525	594
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 1994
2.550% due 06/01/2029	1,000	1,011
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2024	500	585
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015
5.000% due 08/01/2027	250	294
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016
5.000% due 10/01/2026	660	797

		6,808

PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.390% (US0003M*0.67 + 0.520%) due 07/01/2029 ~	345	280

SOUTH DAKOTA 1.0%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2027	535	630

TENNESSEE 1.9%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	1,000	1,207

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 16.3%
Austin Convention Enterprises, Inc., Texas Revenue Notes, Series 2017
5.000% due 01/01/2027	$875	$1,052
Corpus Christi Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2016
5.000% due 08/15/2025	1,000	1,221
Corpus Christi, Texas Utility System Revenue Bonds, Series 2013
5.000% due 07/15/2028	1,000	1,151
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012
5.000% due 12/01/2028	325	379
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	690	804
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013
5.000% due 11/01/2027	500	581
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2018	100	104
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	849
North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	515	618
North Texas Tollway Authority Revenue Notes, Series 2016
5.000% due 01/01/2026	550	650
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	1,000	1,028
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,500	1,834

		10,271

VIRGINIA 1.2%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	750	764
Virginia College Building Authority Revenue Bonds, Series 2009
5.000% due 09/01/2020	5	5

		769

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 1.6%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.990% (MUNIPSA + 1.050%) due 01/01/2042 ~	$1,000	$1,003

WISCONSIN 0.7%
WPPI Energy, Wisconsin Revenue Notes, Series 2013
5.000% due 07/01/2021	365	413

Total Municipal Bonds & Notes (Cost $56,496)		59,297

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (a) 0.3%
		211

Total Short-Term Instruments (Cost $211)		211

Total Investments in Securities (Cost $56,707)		59,508

	SHARES
INVESTMENTS IN AFFILIATES 4.3%

SHORT-TERM INSTRUMENTS 4.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio III	273,699	2,706

Total Short-Term Instruments (Cost $2,705)		2,706

Total Investments in Affiliates (Cost $2,705)		2,706

Total Investments 98.8% (Cost $59,412)		$62,214

Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $0)		17

Other Assets and Liabilities, net 1.2%		740

Net Assets 100.0%		$62,971

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$211	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(216)	$211	$211

Total Repurchase Agreements						$(216)	$211	$211

68	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$211	$0	$0	$211	$(216)	$(5)

Total Borrowings and Other Financing Transactions	$211	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(b)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$900	$0	$17	$17	$0

Total Swap Agreements							$0	$17	$17	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
CBK	$0	$0	$17	$17	$0	$0	$0	$0	$17	$0	$17

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$0	$0	$0	$17	$17

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	69

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)

September 30, 2017 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$0	$0	$0	$(1)	$(1)

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$0	$0	$0	$(7)	$(7)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$302	$0	$302
California	0	1,152	0	1,152
Colorado	0	3,212	0	3,212
Connecticut	0	2,205	0	2,205
District of Columbia	0	528	0	528
Florida	0	598	0	598
Georgia	0	1,821	0	1,821
Guam	0	977	0	977
Illinois	0	3,102	0	3,102
Indiana	0	105	0	105
Louisiana	0	1,596	0	1,596
Maryland	0	1,204	0	1,204
Massachusetts	0	1,175	0	1,175
Michigan	0	677	0	677
Minnesota	0	101	0	101
Missouri	0	45	0	45
Nebraska	0	843	0	843
New Jersey	0	3,502	0	3,502
New Mexico	0	1,452	0	1,452
New York	0	6,489	0	6,489
North Carolina	0	2,564	0	2,564
Ohio	0	3,608	0	3,608
Oregon	0	658	0	658
Pennsylvania	0	6,808	0	6,808

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Puerto Rico	$0	$280	$0	$280
South Dakota	0	630	0	630
Tennessee	0	1,207	0	1,207
Texas	0	10,271	0	10,271
Virginia	0	769	0	769
Washington	0	1,003	0	1,003
Wisconsin	0	413	0	413
Short-Term Instruments
Repurchase Agreements	0	211	0	211

	$0	$59,508	$0	$59,508

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,706	$0	$0	$2,706

Total Investments	$2,706	$59,508	$0	$62,214

Financial Derivative Instruments - Assets
Over the counter	$0	$17	$0	$17

Total Financial Derivative Instruments	$0	$17	$0	$17

Totals	$2,706	$59,525	$0	$62,231

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

70	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO New York Municipal Bond Fund

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.3%

MUNICIPAL BONDS & NOTES 93.0%

CALIFORNIA 0.1%
California Statewide Communities Development Authority Revenue Notes, Series 2007
5.750% due 11/01/2017	$100	$100

NEW YORK 91.3%
Amherst Development Corp., New York Revenue Bonds, (AGM Insured), Series 2017
5.000% due 10/01/2045 (a)	1,000	1,163
Babylon Industrial Development Agency, New York Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,010
Battery Park City Authority, New York Revenue Bonds, Series 2013
5.000% due 11/01/2030	3,000	3,550
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	841
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2016
5.000% due 07/15/2042	3,500	3,954
Buffalo & Fort Erie Public Bridge Authority, New York Revenue Bonds, Series 2017
5.000% due 01/01/2031	750	896
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	602
5.000% due 08/01/2040	500	555
5.500% due 09/01/2045	4,000	4,406
Build NYC Resource Corp., New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	1,500	1,641
Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	469
5.000% due 08/01/2036	500	584
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	491
5.000% due 07/01/2044	1,000	1,103
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	1,000	1,120
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2034	1,200	1,414
5.000% due 07/01/2035	1,100	1,291
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	362
5.000% due 09/15/2027	275	330
5.000% due 09/15/2028	275	328
Erie County, New York General Obligation Notes, Series 2015
5.000% due 09/15/2025	250	305
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,806
5.000% due 07/01/2041	1,500	1,651
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,000	1,143
Housing Development Corp., New York Revenue Bonds, Series 2015
4.350% due 11/01/2048	1,000	1,056
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,728
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2017
5.000% due 02/15/2042	2,500	2,906

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Island Power Authority, New York Revenue Bonds, Series 2008
6.000% due 05/01/2033	$2,000	$2,157
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,594
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	1,000	1,082
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,383
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2032	2,500	2,906
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015
5.000% due 11/15/2045	2,000	2,276
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.250% due 11/15/2056	1,630	1,906
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
5.250% due 11/15/2057	2,000	2,346
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,500	1,695
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
5.000% due 12/01/2046	1,000	1,113
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017
5.000% due 05/01/2031	1,500	1,816
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	541
New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	755
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	3,903
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012
0.940% due 08/01/2039	2,300	2,300
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 11/01/2042	2,000	2,291
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015
5.000% due 11/01/2026	2,500	3,053
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016
5.000% due 08/01/2032	1,000	1,191
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,641
New York City Water & Sewer System, New York Revenue Bonds, Series 2001
0.930% due 06/15/2033	6,100	6,100
New York City Water & Sewer System, New York Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,034
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,200	2,355
New York City, New York General Obligation Bonds, Series 2016
4.000% due 12/01/2043	1,000	1,060
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2017
4.000% due 08/01/2042	4,935	5,261

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York Water & Sewer System Revenue Bonds, Series 2017
5.000% due 06/15/2046 (a)	$2,000	$2,326
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	517
5.000% due 11/15/2029	1,000	1,196
5.000% due 11/15/2045	2,000	2,276
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	5,000	629
0.000% due 06/01/2055 (b)	5,000	316
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,079
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,000	8,068
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,000	2,180
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,010
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/MBIA Insured), Series 2007
5.000% due 02/15/2027	1,000	1,170
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,140
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,575
5.000% due 07/01/2038	1,000	1,030
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,058
5.500% due 05/01/2037	400	428
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2026	1,500	1,647
5.000% due 07/01/2035	500	546
5.500% due 07/01/2040	1,000	1,118
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	566
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	2,000	2,309
5.000% due 12/15/2026	4,000	4,689
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 03/15/2028	3,000	3,503
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,274
5.000% due 07/01/2050	1,285	1,450
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,262
5.000% due 07/01/2038	1,000	1,177
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 1999
1.365% due 05/01/2034	500	466
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 2001
1.540% due 10/01/2036	500	466
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,411
New York State Environmental Facilities Corp. Revenue Bonds, Series 2017
5.000% due 06/15/2042	2,630	3,106

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	71

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York State Thruway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2051	$3,000	$3,347
New York Transportation Development Corp. Revenue Bonds, Series 2016
5.250% due 01/01/2050	4,500	5,001
New York Transportation Development Corp. Revenue Notes, Series 2016
5.000% due 08/01/2026	3,000	3,224
Niagara County, New York Industrial Development Agency Revenue Bonds, (FHA/GNMA Insured), Series 2006
5.000% due 07/20/2038	490	490
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	1,000	1,008
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,740
Oyster Bay, New York General Obligations Notes, Series 2017
2.500% due 02/23/2018	1,000	1,003
Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.000% due 11/15/2041	1,620	1,853
Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.000% due 05/15/2057	1,000	1,156
5.250% due 10/15/2057	2,000	2,347
Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	1,090
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	75	76
Syracuse Industrial Development Agency, New York Revenue Bonds, Series 2016
5.000% due 01/01/2031	1,000	1,151
5.000% due 01/01/2036	1,400	1,582

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	$3,500	$3,820
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
5.200% due 04/01/2037	2,750	3,041
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	3,000	3,335
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2027	1,500	1,785
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015
5.000% due 12/15/2037 (d)	4,000	4,780

		193,281

PUERTO RICO 0.9%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.390% (US0003M*0.67 + 0.520%) due 07/01/2029 ~	985	801
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	1,000	1,165

		1,966

U.S. VIRGIN ISLANDS 0.7%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	2,250	1,488

Total Municipal Bonds & Notes (Cost $186,132)		196,835

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (e) 0.2%
		$484

U.S. TREASURY BILLS 0.1%
1.043% due 01/04/2018 (b)(c)(g)	$265	264

Total Short-Term Instruments (Cost $748)		748

Total Investments in Securities (Cost $186,880)		197,583

	SHARES
INVESTMENTS IN AFFILIATES 8.4%

SHORT-TERM INSTRUMENTS 8.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.4%
PIMCO Short-Term Floating NAV Portfolio III	1,788,400	17,678

Total Short-Term Instruments (Cost $17,679)		17,678

Total Investments in Affiliates (Cost $17,679)		17,678

Total Investments 101.7% (Cost $204,559)		$215,261

Financial Derivative Instruments (f) (0.1)% (Cost or Premiums, net $(214))		(220)

Other Assets and Liabilities, net (1.6)%		(3,359)

Net Assets 100.0%		$211,682

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$484	Federal Home Loan Bank 1.375% due 09/28/2020	$(496)	$484	$484

Total Repurchase Agreements						$(496)	$484	$484

72	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$484	$0	$0	$484	$(496)	$(12)

Total Borrowings and Other Financing Transactions	$484	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
CBK	MCDX-28 5-Year Index	(1.000)%	Quarterly	06/20/2022	$11,600	$(214)	$(58)	$0	$(272)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$2,700	$0	$52	$52	$0

Total Swap Agreements							$(214)	$(6)	$52	$(272)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
CBK	$0	$0	$52	$52	$0	$0	$(272)	$(272)	$(220)	$264	$44

(g)	Securities with an aggregate market value of $264 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	73

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)

September 30, 2017 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$0	$0	$0	$52	$52

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$272	$0	$0	$0	$272

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(28)	$(28)

Over the counter
Swap Agreements	$0	$(73)	$0	$0	$(3)	$(76)

	$0	$(73)	$0	$0	$(31)	$(104)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2	$2

Over the counter
Swap Agreements	$0	$(55)	$0	$0	$(21)	$(76)

	$0	$(55)	$0	$0	$(19)	$(74)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$100	$0	$100
New York	0	193,281	0	193,281
Puerto Rico	0	1,966	0	1,966
U.S. Virgin Islands	0	1,488	0	1,488
Short-Term Instruments
Repurchase Agreements	0	484	0	484
U.S. Treasury Bills	0	264	0	264

	$0	$197,583	$0	$197,583

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$17,678	$0	$0	$17,678

Total Investments	$17,678	$197,583	$0	$215,261

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Financial Derivative Instruments - Assets
Over the counter	$0	$52	$0	$52

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(272)	$0	$(272)

Total Financial Derivative Instruments	$0	$(220)	$0	$(220)

Totals	$17,678	$197,363	$0	$215,041

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

74	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Short Duration Municipal Income Fund

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.3%

MUNICIPAL BONDS & NOTES 94.1%

ALABAMA 2.3%
Alabama 21st Century Authority Revenue Notes, Series 2012
5.000% due 06/01/2019	$1,750	$1,851
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007
1.850% due 06/01/2034	2,440	2,460

		4,311

ARIZONA 1.2%
Pima County, Arizona Sewer System Revenue Notes, Series 2016
5.000% due 07/01/2022	2,000	2,325

CALIFORNIA 5.4%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
1.640% (MUNIPSA + 0.700%) due 04/01/2047 ~	5,000	5,017
California Municipal Finance Authority Revenue Bonds, Series 2010
1.050% due 09/01/2021	2,000	2,000
California State General Obligation Bonds, Series 2013
1.692% (US0001M*0.7 + 0.830%) due 12/01/2029 ~	2,200	2,207
Riverside County, California Revenue Notes, Series 2017
2.000% due 06/29/2018	1,000	1,009

		10,233

COLORADO 7.3%
Colorado State Revenue Notes, Series 2017
3.000% due 06/27/2018	3,500	3,552
Denver Convention Center Hotel Authority, Colorado Revenue Notes, Series 2016
5.000% due 12/01/2022	1,100	1,268
Denver, Colorado Airport System City & County Revenue Bonds, Series 2016
1.726% (US0001M*0.7 + 0.860%) due 11/15/2031 ~	2,500	2,518
Denver, Colorado Airport System City & County Revenue Notes, Series 2016
5.000% due 11/15/2023	1,550	1,848
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
1.725% (US0001M*0.67 + 0.900%) due 09/01/2039 ~	1,905	1,918
University of Colorado Hospital Authority Revenue Bonds, Series 2017
5.000% due 11/15/2038	2,500	2,819

		13,923

CONNECTICUT 3.4%
Connecticut Special Tax State Revenue Notes, Series 2016
5.000% due 09/01/2022	2,650	3,035
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
1.791% (US0001M*0.68 + 0.950%) due 07/01/2049 ~	3,500	3,523

		6,558

DISTRICT OF COLUMBIA 0.6%
District of Columbia Revenue Notes, Series 2016
5.000% due 04/01/2022	1,070	1,216

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FLORIDA 4.2%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2022	$2,500	$2,869
Florida State General Obligation Notes, Series 2016
5.000% due 06/01/2022	730	852
Miami-Dade County, Florida Aviation Revenue Notes, Series 2009
5.500% due 10/01/2019	2,000	2,171
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2006
1.500% due 10/01/2018	2,000	2,011

		7,903

GEORGIA 3.9%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	5,000	5,036
Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2017
5.000% due 04/01/2022	400	457
5.000% due 04/01/2023	350	408
Fulton County, Georgia Development Authority Revenue Notes, Series 2017
5.000% due 04/01/2022	350	400
5.000% due 04/01/2023	300	349
Griffin-Spalding County, Georgia Hospital Authority Revenue Notes, Series 2017
5.000% due 04/01/2023	350	408
LaGrange-Troup County, Georgia Hospital Authority Revenue Notes, Series 2017
5.000% due 04/01/2023	345	402

		7,460

HAWAII 1.3%
Honolulu, Hawaii City & County General Obligation Notes, Series 2017
1.260% (MUNIPSA + 0.320%) due 09/01/2025 ~	2,500	2,500

ILLINOIS 8.5%
Chicago, Illinois General Obligation Bonds, Series 2002
5.250% due 01/01/2022	500	550
Chicago, Illinois General Obligation Bonds, Series 2012
5.000% due 01/01/2023	3,000	3,247
Illinois Finance Authority Revenue Bonds, Series 2012
1.750% due 11/15/2042	2,500	2,521
Illinois Finance Authority Revenue Bonds, Series 2016
2.216% (US0001M*0.7 + 1.350%) due 05/01/2036 ~	1,000	1,007
Illinois Finance Authority Revenue Notes, Series 2015
5.000% due 11/15/2020	2,000	2,207
Illinois Finance Authority Revenue Notes, Series 2016
5.000% due 02/15/2022	1,000	1,112
Illinois State General Obligation Notes, Series 2016
5.000% due 06/01/2022	2,290	2,496
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	2,860	3,037

		16,177

INDIANA 0.6%
Indiana Health Facility Financing Authority Revenue Bonds, Series 2005
1.350% due 11/01/2027	1,200	1,198

MASSACHUSETTS 0.7%
Massachusetts State College Building Authority Revenue Notes, Series 2014
5.000% due 05/01/2019	1,330	1,413

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MICHIGAN 1.7%
Michigan Finance Authority Revenue Notes, Series 2016
5.000% due 04/01/2022	$2,500	$2,805
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	465	465

		3,270

MINNESOTA 2.1%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016
4.000% due 01/01/2020	350	373
5.000% due 01/01/2022	250	287
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	3,150	3,250

		3,910

NEBRASKA 0.6%
Lincoln, Nebraska Electric System Revenue Notes, Series 2013
5.000% due 09/01/2021	1,015	1,160

NEVADA 2.2%
Clark County, Nevada Revenue Bonds, Series 2010
1.875% due 06/01/2031	2,750	2,769
Clark County, Nevada Revenue Bonds, Series 2017
1.600% due 01/01/2036	1,500	1,500

		4,269

NEW JERSEY 2.0%
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2020	1,630	1,757
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2021	1,000	1,099
New Jersey Turnpike Authority Revenue Notes, Series 2017
1.000% (US0001M*0.7 + 0.340%) due 01/01/2021 ~(a)	1,000	1,000

		3,856

NEW MEXICO 3.8%
Farmington, New Mexico Revenue Bonds, Series 2016
1.875% due 04/01/2033	2,000	1,997
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2014
5.000% due 11/01/2039	5,000	5,316

		7,313

NEW YORK 9.9%
Brooklyn Arena Local Development Corp., New York Revenue Notes, Series 2016
5.000% due 07/15/2022	1,250	1,446
Long Island Power Authority, New York Revenue Bonds, Series 2015
1.746% (US0001M*0.7 + 0.880%) due 05/01/2033 ~	2,150	2,156
Nassau County, New York General Obligation Notes, Series 2010
5.000% due 10/01/2020	1,000	1,109
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2015
5.000% due 11/01/2021	875	1,005
New York City, New York General Obligation Bonds, Series 2008
5.000% due 08/01/2020	1,735	1,920

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	75

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York General Obligation Bonds, Series 2014
0.970% due 03/01/2040	$2,000	$2,000
New York State Dormitory Authority Revenue Notes, Series 2015
4.000% due 05/01/2020	3,000	3,209
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	4,150	4,403
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2021	1,500	1,670

		18,918

NORTH CAROLINA 2.4%
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012
1.579% (US0001M*0.67 + 0.750%) due 12/01/2041 ~	4,000	4,001
University of North Carolina at Greensboro Revenue Notes, Series 2014
5.000% due 04/01/2020	500	547

		4,548

OHIO 1.6%
Franklin County, Ohio Revenue Bonds, Series 2011
4.000% due 11/15/2033	1,000	1,031
Ohio State Revenue Bonds, Series 2010
1.000% due 11/01/2035	2,000	1,999

		3,030

OREGON 1.4%
Oregon State General Obligation Notes, Series 2017
5.000% due 09/28/2018 (a)	2,500	2,599

PENNSYLVANIA 10.0%
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2021	2,500	2,782
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016
1.800% due 02/15/2027	3,000	2,981
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002
2.550% due 12/01/2029	5,000	5,055
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2010
1.050% due 12/01/2030	4,000	4,000
Pennsylvania Turnpike Commission Revenue Notes, Series 2016
1.566% (US0001M*0.7 + 0.700%) due 12/01/2018 ~	2,500	2,507

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015
5.000% due 08/01/2020	$1,500	$1,653

		18,978

TENNESSEE 1.1%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2012
5.000% due 10/01/2017	2,000	2,000

TEXAS 7.2%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2015
5.000% due 01/01/2045	1,750	1,918
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
1.700% due 06/01/2030	4,000	4,013
Lower Colorado River Authority, Texas Revenue Notes, Series 2012
5.000% due 05/15/2018	500	512
Sam Rayburn Municipal Power Agency, Texas Revenue Notes, Series 2012
5.000% due 10/01/2021	1,640	1,845
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2012
2.000% due 12/01/2027	1,750	1,758
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015
2.250% due 02/01/2033	2,500	2,548
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2012
5.000% due 12/15/2017	1,145	1,155

		13,749

UTAH 1.3%
Murray, Utah Revenue Bonds, Series 2005
0.950% due 05/15/2037	2,500	2,500

VIRGINIA 1.6%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	3,000	3,054

WASHINGTON 3.4%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015
1.640% (MUNIPSA + 0.700%) due 11/01/2045 ~	4,000	4,012
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.990% (MUNIPSA + 1.050%) due 01/01/2042 ~	2,500	2,507

		6,519

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 1.1%
Mason County, West Virginia Revenue Bonds, Series 2003
1.625% due 10/01/2022	$2,000	$2,007

WISCONSIN 1.3%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 08/15/2032	2,075	2,431

Total Municipal Bonds & Notes (Cost $177,665)		179,328

SHORT-TERM INSTRUMENTS 1.2%

REPURCHASE AGREEMENTS (b) 0.1%
		126

SHORT-TERM NOTES 1.1%
Idaho State General Obligation Notes
4.000% due 06/29/2018	2,000	2,045

Total Short-Term Instruments (Cost $2,171)		2,171

Total Investments in Securities (Cost $179,836)		181,499

	SHARES
INVESTMENTS IN AFFILIATES 7.4%

SHORT-TERM INSTRUMENTS 7.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.4%
PIMCO Short-Term Floating NAV Portfolio III	1,433,501	14,170

Total Short-Term Instruments (Cost $14,170)		14,170

Total Investments in Affiliates (Cost $14,170)		14,170

Total Investments 102.7% (Cost $194,006)		$195,669

Financial Derivative Instruments (c) 0.1% (Cost or Premiums, net $0)		102

Other Assets and Liabilities, net (2.8)%		(5,281)

Net Assets 100.0%		$190,490

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$126	Federal Home Loan Bank 1.375% due 09/28/2020	$(129)	$126	$126

Total Repurchase Agreements						$(129)	$126	$126

76	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$126	$0	$0	$126	$(129)	$(3)

Total Borrowings and Other Financing Transactions	$126	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$5,300	$0	$102	$102	$0

Total Swap Agreements							$0	$102	$102	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
CBK	$0	$0	$102	$102	$0	$0	$0	$0	$102	$0	$102

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$0	$0	$0	$102	$102

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	77

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)

September 30, 2017 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$1	$0	$0	$(5)	$(4)

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$0	$0	$0	$(41)	$(41)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$4,311	$0	$4,311
Arizona	0	2,325	0	2,325
California	0	10,233	0	10,233
Colorado	0	13,923	0	13,923
Connecticut	0	6,558	0	6,558
District of Columbia	0	1,216	0	1,216
Florida	0	7,903	0	7,903
Georgia	0	7,460	0	7,460
Hawaii	0	2,500	0	2,500
Illinois	0	16,177	0	16,177
Indiana	0	1,198	0	1,198
Massachusetts	0	1,413	0	1,413
Michigan	0	3,270	0	3,270
Minnesota	0	3,910	0	3,910
Nebraska	0	1,160	0	1,160
Nevada	0	4,269	0	4,269
New Jersey	0	3,856	0	3,856
New Mexico	0	7,313	0	7,313
New York	0	18,918	0	18,918
North Carolina	0	4,548	0	4,548
Ohio	0	3,030	0	3,030
Oregon	0	2,599	0	2,599
Pennsylvania	0	18,978	0	18,978
Tennessee	0	2,000	0	2,000

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Texas	$0	$13,749	$0	$13,749
Utah	0	2,500	0	2,500
Virginia	0	3,054	0	3,054
Washington	0	6,519	0	6,519
West Virginia	0	2,007	0	2,007
Wisconsin	0	2,431	0	2,431
Short-Term Instruments
Repurchase Agreements	0	126	0	126
Short-Term Notes	0	2,045	0	2,045

	$0	$181,499	$0	$181,499

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,170	$0	$0	$14,170

Total Investments	$14,170	$181,499	$0	$195,669

Financial Derivative Instruments - Assets
Over the counter	$0	$102	$0	$102

Total Financial Derivative Instruments	$0	$102	$0	$102

Totals	$14,170	$181,601	$0	$195,771

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

78	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 106.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Petrobras Netherlands BV
3.257% (LIBOR03M + 1.835%) due 05/10/2022 +		$100	$98

Total Loan Participations and Assignments (Cost $98)			98

CORPORATE BONDS & NOTES 2.2%

BANKING & FINANCE 0.2%
AGFC Capital Trust
3.054% (US0003M + 1.750%) due 01/15/2067 ~		100	59
Royal Bank of Scotland Group PLC
6.666% (CDOR03 + 2.760%) due 10/05/2017 ~(f)	CAD	100	91
Volkswagen Bank GmbH
0.081% (EUR003M + 0.410%) due 11/27/2017 ~	EUR	100	118

			268

INDUSTRIALS 1.3%
Hackensack Meridian Health, Inc.
4.500% due 07/01/2057		$1,000	1,087
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	500	591

			1,678

UTILITIES 0.7%
Petrobras Global Finance BV
5.299% due 01/27/2025		$850	850

Total Corporate Bonds & Notes (Cost $2,557)			2,796

MUNICIPAL BONDS & NOTES 76.8%

ARIZONA 1.9%
University of Arizona Revenue Bonds, Series 2011
5.000% due 08/01/2025		2,095	2,366

CALIFORNIA 10.0%
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047		1,000	1,121
California State General Obligation Bonds, Series 2017
2.017% (US0001M + 0.780%) due 04/01/2047 ~		1,500	1,508
California State General Obligation Notes, Series 2008
5.000% due 04/01/2018		2,500	2,551
California State General Obligation Notes, Series 2009
5.500% due 04/01/2018		500	511
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053		1,000	1,002
Hartnell Community College District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (d)		1,000	1,016
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2001
0.840% due 07/01/2034		1,500	1,500
Los Angeles Unified School District, California General Obligation Notes, Series 2009
5.000% due 07/01/2019		125	134
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021		1,500	1,599
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2009
5.000% due 11/01/2021		1,000	1,083

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santa Clara Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2022	$450	$463

		12,488

COLORADO 6.3%
Colorado Health Facilities Authority Revenue Bonds, Series 2017
5.000% due 06/01/2047	1,000	1,103
Denver, Colorado Airport System City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	3,500	3,782
Regional Transportation District, Colorado Revenue Bonds, Series 2012
5.000% due 11/01/2027	2,520	2,950

		7,835

FLORIDA 3.9%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2020	2,500	2,737
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2025	1,500	1,700
Miami-Dade County, Florida Transit System Sales Surtax Revenue Notes, (AGM Insured), Series 2008
5.000% due 07/01/2018	400	412

		4,849

ILLINOIS 3.4%
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	1,500	1,630
Cook County, Illinois Revenue Bonds, Series 2017
4.000% due 11/15/2034	1,000	1,064
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	105
Illinois State General Obligation Notes, Series 2016
5.000% due 02/01/2027	1,250	1,381

		4,180

INDIANA 4.9%
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	524
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	5,000	5,612

		6,136

IOWA 1.4%
Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,682

KANSAS 0.3%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	362

LOUISIANA 0.9%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
5.000% due 05/01/2045	1,000	1,153

MASSACHUSETTS 0.9%
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 07/01/2047	1,000	1,127

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MICHIGAN 4.4%
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	$2,000	$2,102
Michigan State Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2024	3,000	3,404

		5,506

MINNESOTA 1.0%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	1,200	1,293

NEBRASKA 0.3%
Omaha, Nebraska General Obligation Bonds, Series 2000
6.500% due 12/01/2030	300	420

NEW JERSEY 8.4%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2022 (b)	1,000	873
New Jersey Economic Development Authority Revenue Bonds, Series 2017
5.000% due 06/15/2035 (a)	1,300	1,412
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2022	1,000	1,109
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 07/01/2030	1,000	1,075
New Jersey Turnpike Authority Revenue Bonds, Series 2013
5.000% due 01/01/2025	2,395	2,768
New Jersey Turnpike Authority Revenue Notes, Series 2017
1.000% (US0001M*0.7 + 0.700%) due 01/01/2024 ~(a)	2,000	2,002
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	1,250	1,252

		10,491

NEW YORK 14.5%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2008
0.910% due 11/01/2035	5,000	5,000
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	534
New York City Water & Sewer System, New York Revenue Bonds, Series 2011
5.375% due 06/15/2043	3,000	3,379
New York City, New York General Obligation Bonds, Series 2016
0.970% due 08/01/2044	8,000	8,000
New York State Urban Development Corp. Revenue Notes, Series 2008
5.500% due 01/01/2019	1,000	1,055

		17,968

NORTH CAROLINA 0.6%
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	746

OHIO 6.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	1,250	1,186

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	79

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.875% due 06/01/2047	$2,600	$2,493
6.500% due 06/01/2047	3,850	3,854
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	106

		7,639

OKLAHOMA 1.3%
Oklahoma Municipal Power Authority Revenue Bonds, (AGM Insured), Series 2010
5.000% due 01/01/2021	1,525	1,646

RHODE ISLAND 0.9%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,000	1,061

TENNESSEE 1.0%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	1,100	1,181

TEXAS 0.9%
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	152
Houston, Texas Combined Utility System Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	267
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	530
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	129

		1,078

WASHINGTON 1.5%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	1,000	1,009
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	263
5.250% due 01/01/2039	500	527

		1,799

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (b)	1,100	59

WISCONSIN 1.9%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033	2,200	2,370

Total Municipal Bonds & Notes (Cost $89,633)		95,435

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 5.0%
Fannie Mae
1.357% (LIBOR01M + 0.120%) due 03/25/2034 ~		$25	$25
2.137% (LIBOR01M + 0.900%) due 04/25/2032 ~		24	25
Fannie Mae, TBA
3.000% due 11/01/2047		1,000	1,001
3.500% due 12/01/2047		5,000	5,134

Total U.S. Government Agencies (Cost $6,193)			6,185

U.S. TREASURY OBLIGATIONS 11.2%
U.S. Treasury Bonds
2.750% due 08/15/2047		700	685
3.000% due 05/15/2047		1,100	1,131
U.S. Treasury Inflation Protected Securities (e)
1.375% due 02/15/2044 (k)		630	695
1.750% due 01/15/2028		701	785
U.S. Treasury Notes
1.250% due 07/31/2023 (i)(k)		1,950	1,865
1.375% due 06/30/2023 (k)		3,000	2,892
1.750% due 06/30/2022		400	397
2.000% due 05/31/2024		5,500	5,453

Total U.S. Treasury Obligations (Cost $14,195)			13,903

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%
Banc of America Funding Trust
3.656% due 06/20/2032 ~		45	45
Bear Stearns Adjustable Rate Mortgage Trust
3.576% due 02/25/2034 ~		78	79
3.588% due 03/25/2035 ~		101	99
Bear Stearns ALT-A Trust
3.592% due 05/25/2036 ^~		2,162	1,628
Countrywide Home Loan Mortgage Pass-Through Trust
3.489% due 08/25/2034 ^~		21	20
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.014% due 07/25/2033 ~		13	13
EMF-NL Prime BV
0.469% (EUR003M + 0.800%) due 04/17/2041 ~	EUR	72	80
GSR Mortgage Loan Trust
3.121% due 06/25/2034 ~		$33	33
5.750% due 01/25/2037		29	28
HarborView Mortgage Loan Trust
3.511% due 06/19/2036 ^~		256	187
MASTR Adjustable Rate Mortgages Trust
3.145% due 05/25/2034 ~		131	133
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.094% (US0001M + 0.860%) due 08/15/2032 ~		216	209
Residential Asset Securitization Trust
6.000% due 07/25/2037 ^		241	180
Structured Asset Mortgage Investments Trust
1.487% (US0001M + 0.250%) due 07/19/2035 ~		63	61
WaMu Mortgage Pass-Through Certificates Trust
2.289% (12MTA + 1.400%) due 08/25/2042 ~		32	31
2.920% due 03/25/2037 ^~		1,020	952

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
3.127% due 01/25/2035 ~		$99	$101

Total Non-Agency Mortgage-Backed Securities (Cost $3,759)			3,879

ASSET-BACKED SECURITIES 4.8%
Citigroup Mortgage Loan Trust
1.377% (US0001M + 0.140%) due 08/25/2036 ~		33	33
Credit-Based Asset Servicing and Securitization LLC
3.872% due 12/25/2035		180	179
IXIS Real Estate Capital Trust
1.467% (US0001M + 0.230%) due 01/25/2037 ~		141	70
Residential Asset Securities Corp. Trust
1.417% (US0001M + 0.180%) due 04/25/2036 ~		103	103
1.497% (US0001M + 0.260%) due 07/25/2036 ~		3,437	2,206
1.637% (US0001M + 0.400%) due 02/25/2036 ~		1,570	1,533
Sierra Madre Funding Ltd.
1.631% (US0001M + 0.400%) due 09/07/2039 ~		2,218	1,903

Total Asset-Backed Securities (Cost $4,068)			6,027

SOVEREIGN ISSUES 0.9%
Argentina Government International Bond
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	5,026	308
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	700	848

Total Sovereign Issues (Cost $978)			1,156

SHORT-TERM INSTRUMENTS 2.1%

REPURCHASE AGREEMENTS (g) 1.8%
			2,176

U.S. TREASURY BILLS 0.3%
1.096% due 01/04/2018 (b)(c)		$356	355

Total Short-Term Instruments (Cost $2,531)			2,531

Total Investments in Securities (Cost $124,012)			132,010

Total Investments 106.2% (Cost $124,012)			$132,010

Financial Derivative Instruments (h)(j) (1.2)% (Cost or Premiums, net $(5,617))			(1,465)

Other Assets and Liabilities, net (5.0)%			(6,216)

Net Assets 100.0%			$124,329

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Zero coupon security.

80	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

(c)	Coupon represents a yield to maturity.
(d)	Security becomes interest bearing at a future date.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$2,176	U.S. Treasury Notes 1.750% due 05/31/2022	$(2,222)	$2,176	$2,176

Total Repurchase Agreements						$(2,222)	$2,176	$2,176

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$2,176	$0	$0	$2,176	$(2,222)	$(46)

Total Borrowings and Other Financing Transactions	$2,176	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$129.000	10/27/2017	18	$18	$(5)	$(1)

Total Written Options					$(5)	$(1)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond December Futures	12/2017	3	AUD	299	$(6)	$0	$(2)
Euro currency December Futures	12/2017	120	$	17,797	(161)	35	0
Euro-Bund 10-Year Bond December Futures	12/2017	15	EUR	2,854	(7)	4	(4)
U.S. Treasury 10-Year Note December Futures	12/2017	54	$	6,767	(68)	0	(12)

					$(242)	$39	$(18)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	81

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar June Futures	06/2019	236	$	(57,847)	$0	$24	$0
Euro-OAT France Government 10-Year Bond December Futures	12/2017	17	EUR	(3,117)	13	3	(5)
Put Options Strike @ EUR 159.000 on Euro-Bund 10-Year Bond December Futures	11/2017	6		(3)	0	0	0
U.S. Treasury 5-Year Note December Futures	12/2017	86	$	(10,105)	69	14	0
U.S. Treasury 30-Year Bond December Futures	12/2017	13		(1,987)	15	0	(1)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	1		(165)	3	0	0

					$100	$41	$(6)

Total Futures Contracts					$(142)	$80	$(24)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Leonardo SpA	5.000%	Quarterly	03/20/2019	0.178%	EUR	100	$10	$(1)	$9	$0	$0
Sprint Communications, Inc.	5.000	Quarterly	12/20/2019	0.548	$	1,900	167	22	189	2	0

							$177	$21	$198	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
iTraxx Europe Main 28 5-Year Index	(1.000)%	Quarterly	12/20/2022	EUR	1,600	$(42)	$(1)	$(43)	$0	$(1)
iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly	06/20/2022		900	(6)	(21)	(27)	0	0

						$(48)	$(22)	$(70)	$0	$(1)

INTEREST RATE SWAPS

Pay / Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	3-Month CAD-Bank Bill	1.450%	Semi-Annual	12/13/2019	CAD	9,800	$(86)	$9	$(77)	$10	$0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/17/2018	$	39,500	(146)	(105)	(251)	0	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		7,900	(61)	32	(29)	5	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		7,400	218	(96)	122	14	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	12/03/2025		2,500	39	(39)	0	5	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		800	3	(13)	(10)	2	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		4,900	51	(79)	(28)	9	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		3,700	213	(63)	150	7	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/19/2028		600	(2)	(11)	(13)	1	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	06/19/2033		5,800	(115)	(141)	(256)	3	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		1,900	181	(52)	129	0	(4)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		80	13	1	14	0	0
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023	EUR	5,300	65	(24)	41	0	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048		1,100	(12)	56	44	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	310,000	(18)	1	(17)	4	0

							$343	$(524)	$(181)	$60	$(4)

Total Swap Agreements							$472	$(525)	$(53)	$62	$(5)

82	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$80	$62	$142	$(1)	$(24)	$(5)	$(30)

(i)	Securities with an aggregate market value of $1,011 and cash of $2,596 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017	BRL	2,923		$934	$11	$0
	10/2017		$923	BRL	2,922	0	0
	10/2017		21,242	EUR	18,120	174	0
	11/2017	EUR	18,120		$21,277	0	(174)
	11/2017		$930	BRL	2,923	0	(11)
	11/2017		590	TRY	2,147	5	0
BPS	12/2017	SGD	1,213		$891	0	(4)
CBK	12/2017		$93	INR	6,118	0	0
DUB	10/2017	BRL	2,923		$922	0	0
	10/2017		$921	BRL	2,923	2	0
FBF	12/2017	TWD	26,023		$872	13	0
GLM	10/2017	CAD	900		722	1	0
	10/2017	GBP	461		596	0	(21)
	10/2017	JPY	3,400		31	1	0
	10/2017	RUB	19,048		325	0	(4)
	12/2017		$45	TWD	1,363	0	0
	01/2021		69	BRL	300	11	0
HUS	11/2017		351	COP	1,064,828	10	0
	01/2021	BRL	300		$46	0	(34)
JPM	10/2017	AUD	751		595	6	0
	10/2017	EUR	18,120		21,874	458	0
MSB	12/2017		$62	KRW	71,081	0	0
NGF	01/2018		270	ARS	4,966	2	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	83

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SOG	10/2017		$892	RUB	52,061	$7	$0
	12/2017	KRW	999,086		$883	10	0
TOR	11/2017		$4	ARS	72	0	0
UAG	10/2017		599	GBP	444	0	(4)

Total Forward Foreign Currency Contracts						$711	$(252)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600%	02/15/2018	GBP	2,400	$17	$5
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	2,000	102	49
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	02/15/2018	GBP	2,400	17	5
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.550	02/21/2018		1,200	8	3
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.470	03/01/2018		1,200	8	4
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	4,000	207	98
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		12,100	69	20
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		1,800	86	46

								$514	$230

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 2-Year Interest Rate Floor(1)	1.625%	3-Month USD-LIBOR	08/15/2019	$26,600	$170	$74

Total Purchased Options						$684	$304

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Call - OTC EUR versus USD	$ 1.220	11/01/2017	EUR	500	$(4)	$(1)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$	9,700	$(101)	$(49)
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	02/15/2018		6,300	(37)	(1)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.980	02/21/2018		1,500	(8)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		19,600	(209)	(99)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/01/2018		1,600	(9)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		9,100	(96)	(50)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018		2,600	(69)	(27)

								$(529)	$(226)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 2-Year Interest Rate Floor(1)	1.000%	3-Month USD-LIBOR	08/15/2019	$	53,200	$(170)	$(5)

84	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	$	103.102	10/05/2017	$ 1,300	$(5)	$(2)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047		103.602	10/05/2017	2,600	(5)	(1)

						$(10)	$(3)

Total Written Options						$(713)	$(235)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Sweden Government International Bond	(0.250)%	Quarterly	09/20/2021	0.105%	$900	$17	$(22)	$0	$(5)
BPS	Sweden Government International Bond	(0.250)	Quarterly	09/20/2021	0.105	300	5	(7)	0	(2)

							$22	$(29)	$0	$(7)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Spain Government International Bond	1.000%	Quarterly	09/20/2019	0.184%		4,900	$88	$(8)	$80	$0
BPS	Slovenia Government International Bond	1.000	Quarterly	06/20/2019	0.141		6,500	(129)	227	98	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.654		150	12	4	16	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.811		200	(6)	7	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.840		200	(8)	9	1	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.221		100	(1)	0	0	(1)
	Shire Acquisitions Investments Ireland DAC +	1.000	Quarterly	12/20/2021	1.079	EUR	100	(4)	3	0	(1)
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.654	$	150	12	4	16	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.811		200	(6)	7	1	0
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.455		300	1	0	1	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.937		300	(15)	1	0	(14)
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.923		100	(5)	5	0	0
MYC	Italy Government International Bond	1.000	Quarterly	12/20/2019	0.455		1,500	(3)	22	19	0

								$(64)	$281	$233	$(16)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
								Asset	Liability
BRC	ABX.HE.AAA.7-1 Index	(0.090)%	Monthly	08/25/2037	$ 68	$35	$(29)	$6	$0
GST	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	206	106	(88)	18	0
MYC	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	343	177	(146)	31	0

						$318	$(263)	$55	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	85

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
								Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$ 7,312	$(1,554)	$982	$0	$(572)
JPM	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	22,813	(4,731)	2,947	0	(1,784)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	600	(21)	15	0	(6)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(11)	7	0	(4)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(14)	10	0	(4)

						$(6,331)	$3,961	$0	$(2,370)

Total Swap Agreements						$(6,055)	$3,950	$288	$(2,393)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$190	$0	$80	$270	$(185)	$0	$(5)	$(190)	$80	$0	$80
BPS	0	0	98	98	(4)	0	(2)	(6)	92	0	92
BRC	0	5	24	29	0	0	(572)	(572)	(543)	723	180
CBK	0	49	0	49	0	(49)	(2)	(51)	(2)	0	(2)
DUB	2	0	0	2	0	0	0	0	2	0	2
FBF	13	0	0	13	0	(1)	0	(1)	12	0	12
GLM	13	184	0	197	(25)	(105)	0	(130)	67	0	67
GSC	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
GST	0	0	35	35	0	0	0	0	35	0	35
HUS	10	0	1	11	(34)	0	(14)	(48)	(37)	0	(37)
JPM	464	0	0	464	0	0	(1,784)	(1,784)	(1,320)	1,366	46
MYC	0	66	50	116	0	(77)	(6)	(83)	33	(164)	(131)
NGF	2	0	0	2	0	0	0	0	2	0	2
SAL	0	0	0	0	0	0	(4)	(4)	(4)	0	(4)
SOG	17	0	0	17	0	0	0	0	17	0	17
UAG	0	0	0	0	(4)	0	(4)	(8)	(8)	0	(8)

Total Over the Counter	$711	$304	$288	$1,303	$(252)	$(235)	$(2,393)	$(2,880)

(k) Securities	with an aggregate market value of $2,089 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

86	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$35	$45	$80
Swap Agreements	0	2	0	0	60	62

	$0	$2	$0	$35	$105	$142

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$711	$0	$711
Purchased Options	0	0	0	0	304	304
Swap Agreements	0	288	0	0	0	288

	$0	$288	$0	$711	$304	$1,303

	$0	$290	$0	$746	$409	$1,445

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	24	24
Swap Agreements	0	1	0	0	4	5

	$0	$1	$0	$0	$29	$30

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$252	$0	$252
Written Options	0	0	0	1	234	235
Swap Agreements	0	2,393	0	0	0	2,393

	$0	$2,393	$0	$253	$234	$2,880

	$0	$2,394	$0	$253	$263	$2,910

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(36)	$(36)
Written Options	0	0	0	0	55	55
Futures	0	0	0	1,874	(57)	1,817
Swap Agreements	0	75	0	0	2,025	2,100

	$0	$75	$0	$1,874	$1,987	$3,936

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,152)	$0	$(2,152)
Written Options	0	0	0	0	22	22
Swap Agreements	0	459	0	0	(13)	446

	$0	$459	$0	$(2,152)	$9	$(1,684)

	$0	$534	$0	$(278)	$1,996	$2,252

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$28	$28
Written Options	0	0	0	0	(26)	(26)
Futures	0	0	0	(328)	(12)	(340)
Swap Agreements	0	(61)	0	0	(2,390)	(2,451)

	$0	$(61)	$0	$(328)	$(2,400)	$(2,789)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$436	$0	$436
Purchased Options	0	0	0	0	(290)	(290)
Written Options	0	0	0	3	382	385
Swap Agreements	0	1,221	0	0	44	1,265

	$0	$1,221	$0	$439	$136	$1,796

	$0	$1,160	$0	$111	$(2,264)	$(993)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	87

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$98	$98
Corporate Bonds & Notes
Banking & Finance	0	268	0	268
Industrials	0	1,678	0	1,678
Utilities	0	850	0	850
Municipal Bonds & Notes
Arizona	0	2,366	0	2,366
California	0	12,488	0	12,488
Colorado	0	7,835	0	7,835
Florida	0	4,849	0	4,849
Illinois	0	4,180	0	4,180
Indiana	0	6,136	0	6,136
Iowa	0	1,682	0	1,682
Kansas	0	362	0	362
Louisiana	0	1,153	0	1,153
Massachusetts	0	1,127	0	1,127
Michigan	0	5,506	0	5,506
Minnesota	0	1,293	0	1,293
Nebraska	0	420	0	420
New Jersey	0	10,491	0	10,491
New York	0	17,968	0	17,968
North Carolina	0	746	0	746
Ohio	0	7,639	0	7,639
Oklahoma	0	1,646	0	1,646
Rhode Island	0	1,061	0	1,061
Tennessee	0	1,181	0	1,181
Texas	0	1,078	0	1,078
Washington	0	1,799	0	1,799
West Virginia	0	59	0	59

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Wisconsin	$0	$2,370	$0	$2,370
U.S. Government Agencies	0	6,185	0	6,185
U.S. Treasury Obligations	0	13,903	0	13,903
Non-Agency Mortgage-Backed Securities	0	3,879	0	3,879
Asset-Backed Securities	0	6,027	0	6,027
Sovereign Issues	0	1,156	0	1,156
Short-Term Instruments
Repurchase Agreements	0	2,176	0	2,176
U.S. Treasury Bills	0	355	0	355

Total Investments	$0	$131,912	$98	$132,010

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	80	62	0	142
Over the counter	0	1,303	0	1,303

	$80	$1,365	$0	$1,445

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(24)	(6)	0	(30)
Over the counter	0	(2,879)	(1)	(2,880)

	$(24)	$(2,885)	$(1)	$(2,910)

Total Financial Derivative Instruments	$56	$(1,520)	$(1)	$(1,465)

Totals	$56	$130,392	$97	$130,545

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

88	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2017 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Class D, Class A and Class C shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of

Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	89

Notes to Financial Statements (Cont.)

administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO California Intermediate Municipal Bond Fund	Daily	Monthly
PIMCO California Municipal Bond Fund	Daily	Monthly
PIMCO California Short Duration Municipal Income Fund	Daily	Monthly
PIMCO High Yield Municipal Bond Fund	Daily	Monthly
PIMCO Municipal Bond Fund	Daily	Monthly
PIMCO National Intermediate Municipal Bond Fund	Daily	Monthly
PIMCO New York Municipal Bond Fund	Daily	Monthly
PIMCO Short Duration Municipal Income Fund	Daily	Monthly
PIMCO Unconstrained Tax Managed Bond Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05 which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also

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change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on

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Notes to Financial Statements (Cont.)

days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable

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inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as

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Notes to Financial Statements (Cont.)

quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$5,544	$27,055	$(24,400)	$(1)	$0	$8,198	$55	$0
PIMCO California Municipal Bond Fund	919	4,005	(4,401)	1	(1)	523	4	0
PIMCO California Short Duration Municipal Income Fund	4,958	51,046	(45,500)	0	(1)	10,503	45	0
PIMCO High Yield Municipal Bond Fund	46,091	380,116	(329,500)	(2)	(9)	96,696	515	0
PIMCO Municipal Bond Fund	25,089	196,822	(177,099)	(4)	(5)	44,803	222	0
PIMCO National Intermediate Municipal Bond Fund	4,980	5,925	(8,200)	0	1	2,706	26	0
PIMCO New York Municipal Bond Fund	6,308	50,574	(39,200)	(2)	(2)	17,678	73	0
PIMCO Short Duration Municipal Income Fund	6,693	58,578	(51,100)	(1)	0	14,170	78	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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Loan Participations, Assignments and Originations are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2017, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at September 30, 2017 are disclosed in the Notes to Schedules of Investments.

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Notes to Financial Statements (Cont.)

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a To-Be-Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Tender Option Bond Transactions  In a tender option bond transaction (“TOB”), a tender option bond trust (“TOB Trust”) issues floating rate certificates (“TOB Floater”) and residual interest certificates (“TOB Residual”) and utilizes the proceeds of such issuances to purchase a fixed rate municipal bond (“Fixed Rate Bond”). The TOB Floater is generally issued to third party investors (typically a money market fund) and the TOB Residual is generally issued to a Fund that sold or identified the Fixed Rate Bond. The TOB Trust divides the income stream provided by the Fixed Rate Bond to create two securities, the TOB Floater, which is a short-term security, and the TOB Residual, which is a longer-term security. The interest rates payable on the TOB Residual issued to a Fund bear an inverse relationship to the interest rate on the TOB Floater. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice

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versa. In the case of a TOB Trust that utilizes the cash received from the issuance of the TOB Floater and TOB Residual (less transaction expenses) to purchase the Fixed Rate Bond from a Fund, a Fund may then invest the cash received in additional securities, generating leverage for a Fund. Other funds-managed or advised by PIMCO (the “PIMCO-Managed Funds”) may also contribute municipal bonds to a TOB Trust into which a Fund has contributed Fixed Rate Bonds. If multiple PIMCO-Managed Funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among a funds ratably in proportion to their participation in the TOB Trust.

The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances the TOB Residual holder bears substantially all of the underlying Fixed Rate Bond’s downside investment risk and also benefits from any appreciation in the value of the underlying Fixed Rate Bond. Investments in a TOB Residual typically will involve greater risk than investments in Fixed Rate Bonds.

The TOB Residual held by a Fund provides the Fund with the right to: (1) cause the holders of the TOB Floater to tender their notes at par, and (2) cause the sale of the Fixed Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of TOB Floaters that cannot be remarketed. The holders of the TOB Floaters have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered TOB Floaters are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the TOB Floaters cannot be remarketed, the TOB Floaters are purchased by the TOB Trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the Fixed Rate Bond.

The TOB Trust may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, or a judgment or ruling that interest on the Fixed Rate Bond is subject to Federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. In the case of a mandatory termination event (“MTE”), after the payment of fees, the TOB Floater holders would be paid before the TOB Residual holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Floater holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

Each Fund’s transfer of Fixed Rate Bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Floaters, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds. The Funds account for the transactions described above as secured borrowings by including the Fixed Rate Bonds in their Schedules of Investments, and account for the TOB Floater as a liability under the caption “Payable for tender option bond floating rate certificates” in the Funds’ Statements of Assets and Liabilities. Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by each Fund on an accrual basis and is shown as interest on the Statements of Operations. Interest expense incurred on the secured borrowing is shown as interest expense on the Statements of Operations.

The Funds may also purchase TOB Residuals in a secondary market transaction without transferring a fixed rate municipal bond into a TOB Trust. Such transactions are not accounted for as secured borrowings but rather as a security purchase with the TOB Residual being included in the Schedule of Investments.

In December 2013 regulators finalized rules implementing Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. The implementation of the final rules is being phased in. Both the Volcker Rule and the Risk Retention Rules apply to tender option bond programs and, when effective, will operate to require that such programs be restructured. In particular, these rules will preclude banking entities from (i) sponsoring or acquiring interests in the trusts used to hold a municipal bond in the creation of TOB Trusts; and (ii) continuing to service or maintain relationships with existing programs involving TOB Trusts to the same extent and in the same capacity as existing programs. Banking entities subject to the Volcker Rule were required to fully comply by July 21, 2015, with respect to investments in and relationships with TOB Trusts established after December 31, 2013 (“Non-Legacy TOB Trusts”), and are required to fully comply by July 21, 2016, with respect to investments in and relationships with TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”).

At this time, the full impact of these rules is not certain; however, in response to these rules, industry participants are continuing to explore

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various structuring alternatives for Non-Legacy and Legacy TOB Trusts. For example, under a new tender option bond structure, the Funds would hire service providers to assist with establishing, structuring and sponsoring a TOB Trust. Service providers to a TOB Trust, such as administrators, liquidity providers, trustees and remarketing agents would be acting at the direction of, and as agent of, the Funds as the TOB residual holders. This structure remains untested. It is possible that regulators could take positions that could limit the market for such newly structured TOB Trust transactions or the Funds’ ability to hold TOB Residuals. Because of the important role that tender option bond programs play in the municipal bond market, it is possible that implementation of these rules and any resulting impact may adversely impact the municipal bond market and the Funds. For example, as a result of the implementation of these rules, the municipal bond market may experience reduced demand or liquidity and increased financing costs. Under the new TOB Trust structure, the Funds will have certain additional duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, legal, regulatory and operational risks.

The Risk Retention Rules took effect in December 2016 and require the sponsor to a TOB Trust to retain at least five percent of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

The Funds have restructured their Legacy TOB Trusts in conformity with regulatory guidelines. Under the new TOB Trust structure, the Liquidity Provider or remarketing agent will no longer purchase the tendered TOB Floaters, even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Floaters. Any loans made by the Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust and will be subject to an increased interest rate based on the number of days the loan is outstanding.

For the period ended September 30, 2017, the Funds’ average leverage outstanding from the use of TOB transactions and the daily weighted average interest rate, including fees, were as follows:

Fund Name	Average Leverage Outstanding (000s)	Weighted Average Interest Rate*
PIMCO California Municipal Bond Fund	$408	1.43%
PIMCO High Yield Municipal Bond Fund	$22,243	1.49%
PIMCO Municipal Bond Fund	$9,107	1.44%
PIMCO New York Municipal Bond Fund	$1,721	2.00%

*	Annualized

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit

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with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date.

Interest Rate-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

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Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Asset Swap Agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional

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amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice

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versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund may decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure used to understand a security’s or Fund’s interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Funds currently face a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value. If a Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, a Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of purchase or redemption requests. Large shareholder transactions may impact a Fund’s liquidity and net asset value. Such transactions may also increase a Fund’s transaction costs or otherwise cause a Fund to perform differently than intended. Moreover, the Funds are subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular

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industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, seeks to minimize counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. MASTER ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	103

Notes to Financial Statements (Cont.)

maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

104	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2017 (Unaudited)

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Class D	Class A	Class C
PIMCO California Intermediate Municipal Bond Fund	0.225%	0.22%	0.32%	0.30%	0.30%	0.30%
PIMCO California Municipal Bond Fund	0.21%	0.23%	0.33%	0.33%	0.33%	0.33%
PIMCO California Short Duration Municipal Income Fund	0.18%	0.15%	0.25%	0.30%	0.30%	0.30%	~
PIMCO High Yield Municipal Bond Fund	0.30%	0.25%	0.35%	0.30%	0.30%	0.30%
PIMCO Municipal Bond Fund	0.20%	0.24%	0.34%	0.30%	0.30%	0.30%
PIMCO National Intermediate Municipal Bond Fund	0.22%	0.23%	0.33%	0.33%	0.33%	0.33%
PIMCO New York Municipal Bond Fund	0.225%	0.22%	0.32%	0.30%	0.30%	0.30%
PIMCO Short Duration Municipal Income Fund	0.18%	0.15%	0.25%	0.30%	0.30%	0.30%
PIMCO Unconstrained Tax Managed Bond Fund	0.40%	0.30%	0.40%	0.45%	0.45%	0.45%

~	This share class was liquidated during the reporting period.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
PIMCO Short Duration Municipal Income Fund	0.30%	0.25%
PIMCO Municipal Bond Fund and PIMCO National Intermediate Municipal Bond Fund	0.50%	0.25%
All other Funds	0.75%	0.25%

	Distribution and/or Servicing Fee
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2017, the Distributor retained $4,268,594 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense,

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	105

Notes to Financial Statements (Cont.)

including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000, the valuation oversight committee lead receives an additional annual retainer of $11,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $5,750) and the governance committee chair receives an additional annual retainer of $4,500. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At September 30, 2017, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2017, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO California Municipal Bond Fund	$103	$0
PIMCO High Yield Municipal Bond Fund	19,299	7,661
PIMCO Municipal Bond Fund	1,956	16,392
PIMCO Short Duration Municipal Income Fund	2,831	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

106	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2017 (Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2017, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO California Intermediate Municipal Bond Fund	$0	$0	$18,858	$17,008
PIMCO California Municipal Bond Fund	0	0	2,629	3,842
PIMCO California Short Duration Municipal Income Fund	0	0	37,247	40,258
PIMCO High Yield Municipal Bond Fund	0	0	437,064	281,666
PIMCO Municipal Bond Fund	0	0	180,876	194,558
PIMCO National Intermediate Municipal Bond Fund	0	0	5,369	3,870
PIMCO New York Municipal Bond Fund	0	0	31,932	26,493
PIMCO Short Duration Municipal Income Fund	0	0	37,915	41,751
PIMCO Unconstrained Tax Managed Bond Fund	79,583	75,857	34,037	25,604

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO California Intermediate Municipal Bond Fund				PIMCO California Municipal Bond Fund
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	535	$5,252	2,140	$20,911	15	$172	111	$1,199
Class P	625	6,093	1,796	17,870	26	283	128	1,419
Administrative Class	0	0	0	0	0	0	0	0
Class D	8	81	156	1,527	21	230	60	659
Class A	1,331	13,047	3,263	32,265	62	667	332	3,625
Class C	50	486	332	3,305	1	15	99	1,078
Issued as reinvestment of distributions
Institutional Class	44	434	113	1,118	5	52	12	125
Class P	35	343	55	546	1	12	2	24
Administrative Class	0	0	0	0	0	0	0	0
Class D	3	34	6	60	1	12	2	22
Class A	43	427	79	782	8	85	15	166
Class C	7	65	14	133	2	19	4	46
Cost of shares redeemed
Institutional Class	(398)	(3,899)	(3,095)	(30,305)	(83)	(897)	(208)	(2,213)
Class P	(693)	(6,806)	(545)	(5,361)	(35)	(379)	(106)	(1,153)
Administrative Class	0	0	0	0	0	0	0	0
Class D	(17)	(167)	(108)	(1,074)	(6)	(69)	(39)	(420)
Class A	(1,028)	(10,079)	(2,996)	(29,390)	(62)	(673)	(309)	(3,331)
Class C	(199)	(1,944)	(392)	(3,829)	(33)	(355)	(112)	(1,201)
Net increase (decrease) resulting from Fund share transactions	346	$3,367	818	$8,558	(77)	$(826)	(9)	$45

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	107

Notes to Financial Statements (Cont.)

	PIMCO California Short Duration Municipal Income Fund						PIMCO High Yield Municipal Bond Fund
	Six Months Ended 09/30/2017 (Unaudited)				Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares		Amount		Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	3,246		$32,184		9,367	$92,650	22,123	$198,519	38,516	$346,051
Class P	181		1,785		714	7,092	2,485	22,363	8,511	76,458
Administrative Class	0		0		0	0	0	0	0	0
Class D	211		2,084		55	548	3,096	27,815	8,323	74,804
Class A	398		3,944		1,350	13,395	10,340	93,062	20,769	187,530
Class C	0	(a)	0	(a)	71	703	695	6,256	2,443	22,133
Issued as reinvestment of distributions
Institutional Class	52		519		85	838	785	7,067	1,160	10,450
Class P	6		64		10	99	138	1,246	312	2,808
Administrative Class	0		0		0	0	0	0	0	0
Class D	1		13		2	16	83	751	198	1,780
Class A	14		135		21	204	536	4,825	884	7,915
Class C	0	(a)	2	(a)	1	5	117	1,056	242	2,168
Cost of shares redeemed
Institutional Class	(2,685)		(26,594)		(8,915)	(87,999)	(10,233)	(92,030)	(45,612)	(413,743)
Class P	(152)		(1,504)		(1,763)	(17,495)	(876)	(7,880)	(9,518)	(85,519)
Administrative Class	0		0		0	0	0	0	0	0
Class D	(216)		(2,143)		(141)	(1,402)	(2,687)	(24,163)	(9,924)	(89,032)
Class A	(249)		(2,470)		(2,015)	(19,933)	(4,499)	(40,452)	(15,670)	(138,998)
Class C	(260	)(a)	(2,576	)(a)	(52)	(516)	(1,649)	(14,784)	(2,772)	(24,511)
Net increase (decrease) resulting from Fund share transactions	547		$5,443		(1,210)	$(11,795)	20,454	$183,651	(2,138)	$(19,706)

108	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2017 (Unaudited)

PIMCO Municipal Bond Fund						PIMCO National Intermediate Municipal Bond Fund				PIMCO New York Municipal Bond Fund
Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017				Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
Shares	Amount	Shares		Amount		Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

1,399	$13,702	4,942		$47,996		101	$1,058	787	$8,118	860	$9,684	926	$10,547
2,197	21,522	6,518		64,167		412	4,348	879	9,276	312	3,535	400	4,543
0	0	22	(b)	224	(b)	0	0	0	0	0	0	0	0
541	5,336	1,141		11,413		16	169	47	513	166	1,874	104	1,185
4,268	41,688	9,335		92,232		248	2,626	1,743	18,371	2,367	26,682	5,210	59,206
237	2,330	2,075		20,550		23	232	178	1,917	192	2,161	683	7,836

273	2,678	539		5,311		17	181	41	430	72	810	166	1,881
154	1,513	269		2,651		20	207	33	348	17	187	25	285
0	0	1	(b)	6	(b)	0	0	0	0	0	0	0	0
17	168	35		347		2	17	5	49	16	176	34	390
400	3,927	784		7,727		24	251	38	396	132	1,484	237	2,690
108	1,059	250		2,465		3	35	8	81	16	179	32	358

(1,522)	(14,904)	(6,344)		(61,573)		(123)	(1,303)	(1,690)	(17,473)	(576)	(6,495)	(1,528)	(17,124)
(1,563)	(15,323)	(6,765)		(65,938)		(309)	(3,268)	(700)	(7,312)	(99)	(1,121)	(202)	(2,260)
0	0	(44	)(b)	(441	)(b)	0	0	0	0	0	0	0	0
(561)	(5,528)	(1,337)		(13,289)		(83)	(874)	(115)	(1,199)	(190)	(2,144)	(265)	(2,987)
(2,968)	(28,999)	(10,925)		(106,612)		(287)	(3,028)	(1,090)	(11,407)	(1,056)	(11,901)	(3,063)	(34,237)
(2,675)	(26,041)	(3,224)		(31,325)		(111)	(1,172)	(216)	(2,251)	(264)	(2,970)	(341)	(3,828)
305	$3,128	(2,728)		$(24,089)		(47)	$(521)	(52)	$(143)	1,965	$22,141	2,418	$28,485

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	109

Notes to Financial Statements (Cont.)

	PIMCO Short Duration Municipal Income Fund						PIMCO Unconstrained Tax Managed Bond Fund
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017				Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares		Amount		Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	880	$7,419	5,847		$49,117		1,112	$11,844	924	$9,385
Class P	1,838	15,494	3,884		32,735		101	1,087	286	2,886
Administrative Class	0	0	0	(b)	0	(b)	0	0	0	0
Class D	58	490	237		1,997		158	1,677	165	1,665
Class A	2,848	24,024	11,025		93,106		771	8,162	1,829	18,643
Class C	39	323	284		2,381		3	29	22	227
Issued as reinvestment of distributions
Institutional Class	45	382	76		640		94	999	174	1,772
Class P	22	187	74		624		10	101	48	482
Administrative Class	0	0	0	(b)	0	(b)	0	0	0	0
Class D	1	9	2		20		6	63	26	266
Class A	59	497	108		908		29	313	38	386
Class C	3	29	7		58		3	30	7	67
Cost of shares redeemed
Institutional Class	(753)	(6,350)	(6,682)		(56,127)		(498)	(5,288)	(2,467)	(24,832)
Class P	(1,299)	(10,971)	(8,253)		(69,104)		(70)	(746)	(3,543)	(35,656)
Administrative Class	0	0	(1	)(b)	(6	)(b)	0	0	0	0
Class D	(200)	(1,687)	(263)		(2,211)		(177)	(1,874)	(1,342)	(13,598)
Class A	(3,039)	(25,627)	(12,640)		(106,311)		(725)	(7,685)	(1,441)	(14,612)
Class C	(408)	(3,430)	(643)		(5,399)		(78)	(827)	(310)	(3,118)
Net increase (decrease) resulting from Fund share transactions	94	$789	(6,938)		$(57,572)		739	$7,885	(5,584)	$(56,037)

(a)	Class C Shares liquidated at the close of business on July 28, 2017.
(b)	Administrative Class Shares liquidated at the close of business on October 28, 2016.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any for the period ended September 30, 2017. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties
PIMCO Unconstrained Tax Managed Bond Fund	1	0	39%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2017, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations,

110	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2017 (Unaudited)

which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2017, the Funds had accumulated capital losses expiring in the following years (amounts in thousands†). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses
Fund Name	03/31/2018	03/31/2019

PIMCO California Intermediate Municipal Bond Fund	$6,912	$397
PIMCO California Municipal Bond Fund	0	0
PIMCO California Short Duration Municipal Income Fund	324	81
PIMCO High Yield Municipal Bond Fund	17,768	941
PIMCO Municipal Bond Fund	68,427	2,823
PIMCO National Intermediate Municipal Bond Fund	0	0
PIMCO New York Municipal Bond Fund	2,903	776
PIMCO Short Duration Municipal Income Fund	37,870	55
PIMCO Unconstrained Tax Managed Bond Fund	0	1,279

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2017, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

Fund Name	Short-Term	Long-Term
PIMCO California Intermediate Municipal Bond Fund	$2,071	$0
PIMCO California Municipal Bond Fund	284	0
PIMCO California Short Duration Municipal Income Fund	4,333	0
PIMCO High Yield Municipal Bond Fund	5,362	3,209
PIMCO Municipal Bond Fund	16,216	4,716
PIMCO National Intermediate Municipal Bond Fund	971	334
PIMCO New York Municipal Bond Fund	2,286	0
PIMCO Short Duration Municipal Income Fund	6,996	1,018
PIMCO Unconstrained Tax Managed Bond Fund	19,293	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
PIMCO California Intermediate Municipal Bond Fund	$127,173	$6,318	$(11)	$6,307
PIMCO California Municipal Bond Fund	12,378	547	(30)	517
PIMCO California Short Duration Municipal Income Fund	134,005	1,030	(13)	1,017
PIMCO High Yield Municipal Bond Fund	932,561	49,207	(9,802)	39,405
PIMCO Municipal Bond Fund	633,751	48,741	(755)	47,986
PIMCO National Intermediate Municipal Bond Fund	59,423	2,810	(2)	2,808
PIMCO New York Municipal Bond Fund	204,372	10,983	(314)	10,669
PIMCO Short Duration Municipal Income Fund	194,053	1,787	(70)	1,717
PIMCO Unconstrained Tax Managed Bond Fund	118,408	14,042	(2,212)	11,830

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	111

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	NGF	Nomura Global Financial Products, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	TOR	Toronto Dominion Bank
FBF	Credit Suisse International	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	RUB	Russian Ruble
AUD	Australian Dollar	GBP	British Pound	SGD	Singapore Dollar
BRL	Brazilian Real	INR	Indian Rupee	TRY	Turkish New Lira
CAD	Canadian Dollar	JPY	Japanese Yen	TWD	Taiwanese Dollar
COP	Colombian Peso	KRW	South Korean Won	USD (or $)	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CMBX	Commercial Mortgage-Backed Index	MUNIPSA	SIFMA Municipal Swap Index
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR003M	3 Month EUR Swap Rate	US0001M	1 Month USD Swap Rate
ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	LIBOR01M	1 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
CDOR03	3 month CDN Swap Rate	MCDX	Municipal Bond Credit Derivative Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	BHAC	Berkshire Hathaway Assurance Corporation	FHLMC	Federal Home Loan Mortgage Corp.
AGM	Assured Guaranty Municipal	CM	California Mortgage Insurance	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration

Other Abbreviations:
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	OAT	Obligations Assimilables du Trésor
DAC	Designated Activity Company	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced

112	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 21-22, 2017, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2018. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2018. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2018.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the

Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 21-22, 2017 meeting. The Independent Trustees also conducted an in-person meeting and a telephonic meeting with counsel to the Trust and the Independent Trustees on July 21, 2017 and August 18, 2017 respectively, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements the Board received comparative information on the performance as well as the fees and expenses of other peer group funds and share classes. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to potential proposed changes in advisory fees and supervisory and administrative fees for

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	113

Approval of Investment Advisory Contract and Other Agreements (Cont.)

certain series of the Trust. The Board also received supplemental information regarding: profitability of the Trust and PIMCO, potential shareholder and market reaction to the fee changes, the context in which the current supervisory and administrative fees were established and the increased expenses borne by PIMCO in the process of providing administrative and supervisory services.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management, compliance and risk management, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time.

In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2016, including, but not limited to: continuing enhancement of its analytics and technology systems by upgrading hardware and software; enhancing data processing and security and development of tools and applications to support Portfolio Management, Compliance, Analytics, Risk Management, Client Reporting and Customer Relationship Management; continuing investment in its enterprise risk management function including PIMCO’s cybersecurity program; developing the PIMCO Global Advisory Board and continuing to hire new portfolio managers; expanding the Funds and Operations Group global operating model; developing a website monitoring application to ensure accurate data content; adding staff to fund accounting and financial reporting; engaging a third party to perform an independent assessment of PIMCO’s proprietary accounting application and enhancing the same system to provide portfolio managers with more timely and high quality income reporting; establishing a Fund Treasurer’s Office; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; redesigning shareholder statements to be more user friendly and enable e-delivery; and continuing expansion of the pricing portal and the proprietary performance reconciliation tool.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE

114	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 and other performance data, as available, over short- and long-term periods ended June 30, 2017 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 21-22, 2017 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of March 31, 2017, 91%, 68% and 98% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of June 30, 2017, 82%, 84% and 91% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	115

Approval of Investment Advisory Contract and Other Agreements (Cont.)

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Funds. The Board noted that, based upon this review, PIMCO may propose advisory fee or supervisory and administrative fee changes where (i) a Fund’s long-term performance warrants additional consideration; (ii) there is a notable aid to market position; (iii) a Fund’s fee does not reflect the current level of supervision or administrative fees provided to the Fund; or (iv) PIMCO would like to change a Fund’s overall strategic positioning.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO

116	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that, as the Funds’ business has become increasingly complex, and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs, such as service provider costs, are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Changes to Advisory Fees and Supervisory and Administration Fees

The Board considered PIMCO’s proposals to increase the supervisory and administrative fees for all classes of the PIMCO Income Fund and Class D for each of the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and the PIMCO Total Return Fund. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering these proposals the Board noted that PIMCO is continuing waivers for certain Funds.

The Board considered the following factors in connection with the increase in the supervisory and administrative fees for all classes of the PIMCO Income Fund: additional supervisory services provided to the Fund; additional data provided in meeting materials; PIMCO senior management time, resources, and oversight provided in connection with overseeing the distinct process and governance structure for managing the Fund’s level dividend strategy; and the potential impact of the fee increase on PIMCO’s profitability. The Board further considered the growth in PIMCO Income Fund assets under management and the Fund’s implementation of a more sophisticated strategy as factors contributing to the need for additional supervisory and administrative resources. In reviewing the higher proposed fee increase for Class D shares of the Income Fund as compared to other share classes, the Trustees also considered the factors discussed below in connection with the fee increase for Class D of certain Funds as the primary drivers for the higher fee increase for Class D shares of the Income Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	117

Approval of Investment Advisory Contract and Other Agreements (Cont.)

In considering the proposed fee increase for Class D of certain Funds, the Board reviewed data comparing each of the PIMCO Income Fund, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Total Return Fund fees to their respective “Peer Groups.” The Board noted that the Class D fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Trustees took into account the following primary drivers for the fee increase for Class D of certain Funds: (i) the current Class D pricing does not appropriately account for payments by PIMCO to third parties for sub-transfer agent and sub-accounting services, which payments are trending upward, and (ii) the current legacy pricing of this share class does not adequately include the larger supervisory services necessary to oversee intermediaries.

In considering the proposal to increase the supervisory and administrative fee for Class D of the PIMCO Total Return Fund, the Board noted that the fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering the proposed fee increase the Board reviewed data comparing each of the PIMCO Total Return Fund fees to their respective “Peer Groups.” The Trustees also considered the factors discussed above in connection with the fee increase for Class D of certain Funds as the primary drivers for the fee increase. The Board then discussed the proposed reduction by five basis points of the supervisory and administrative fee for Class A of the PIMCO Total Return Fund. The Board noted PIMCO’s belief that the then current supervisory and administrative fees for the PIMCO Total Return Fund Class A are appropriate in light of the comprehensive supervisory and administrative services performed by PIMCO and associated risks borne by PIMCO with respect to Class A shares of the Fund. The Board noted that, notwithstanding the appropriateness of the then current supervisory and administrative fee, in order to enhance the Fund’s competitive positioning, PIMCO was proposing the five basis point reduction in Class A share supervisory and administrative fees. The Board also noted that if the Class A share and Class D share proposals were both approved, the supervisory and administrative fees for Class A shares and Class D shares of the PIMCO Total Return Fund would be aligned.

The Board considered PIMCO’s proposal to reduce the advisory fee for each of the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Global Advantage® Strategy Bond Fund by five basis points. The Board noted that the reduction of the advisory fee for the PIMCO Global

Advantage® Strategy Bond Fund was being proposed in connection with other proposed and upcoming changes to the Fund’s benchmarks. The Board also considered that the proposed reduction in advisory fees for these Funds is in response to each Fund’s challenged performance history and is intended to result in a potential positive reaction from a marketing perspective.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Unconstrained Bond Fund by five basis points, reduce the supervisory and administrative fee by five basis points for each share class of the Fund, and waive the Fund’s advisory fee by one basis point for an initial term through July 31, 2019. The Board considered that the purpose of the proposal is to improve strategic positioning for the Fund. The Board noted that all reductions, increases and fee waivers discussed above would be effective October 2, 2017.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, after the proposals to increase or decrease the fees (as applicable), are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year due to decreased corporate expenses and expenses paid to third parties. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board further noted PIMCO’s engagement of a third party to review and to make recommendations regarding PIMCO’s processes supporting its profitability estimation materials. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and

118	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	119

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4009SAR_093017

PIMCO Funds

Semiannual Report

September 30, 2017

PIMCO Short-Term Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2017, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

During the first half of the reporting period, most risk assets generally gained while global interest rates adjusted higher. Geopolitics, including elections in several countries as well as political controversy in both the U.S. and Brazil, dominated headlines and contributed to brief periods of market volatility. In the U.S., the Federal Reserve (“Fed”) raised the Federal Funds Rate in June by 0.25% to a range of 1.00% to 1.25%, and unveiled details of its plan to gradually unwind its balance sheet. The Fed continued to move away from “zero bound” interest rates as financial conditions eased. As a result, the U.S. Treasury yield curve flattened as front-end yields rose while longer-term interest rates fell, partly reflecting tepid inflationary trends and falling oil prices. A perceived hawkish shift in tone from other major central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”), and the Bank of Canada (“BOC”), helped move most developed market (“DM”) yields higher even as longer-term U.S. interest rates actually fell during this period.

During the second half of the reporting period, geopolitical uncertainties continued, including escalating tensions between the U.S. and North Korea and political turmoil in the U.S., which weighed on yields early in the second quarter, though risk assets were generally resilient. Meanwhile, DM central banks shifted towards a reduction in accommodation that pushed DM yields higher toward the end of the period: For example, the Fed detailed plans to unwind its balance sheet, the BOE and ECB suggested reduced stimulus on the horizon, and the BOC raised interest rates twice after a seven-year gap. Still, the fundamental backdrop remained largely intact and the broader risk rally continued as equities marched higher, credit spreads tightened, and emerging market (“EM”) assets strengthened.

Financial market highlights of the six-month reporting period include:

∎

U.S. Treasury yields rose across the front-end of the yield curve partly due to the Fed’s interest rate hikes, but declined across intermediate and longer-term maturities. The yield on the benchmark ten-year U.S. Treasury note was 2.33% at the end of the reporting period, down from 2.40% on March 31, 2017 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.58% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.31% over the reporting period.

∎

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 0.46% over the reporting period, as represented by the Bloomberg Barclays U.S. TIPS Index. Real yields rose sharply at the front-end of the real yield curve as the Fed raised

2	PIMCO SHORT-TERM FUND

interest rates twice in March and again in June. The Fed maintained its hawkish tone at its September meeting as it unveiled plans for balance sheet normalization and reiterated intentions of another interest rate hike later in the year. Breakeven rates dipped lower across all maturities as weak Consumer Price Index (“CPI”) reports and tepid wage growth outweighed a recovery in crude oil prices later in the reporting period.

∎

Diversified commodities posted modest losses, as represented by the Bloomberg Commodity Index Total Return, which declined 0.56% over the reporting period. Within energy, gains in gasoline products were offset by losses in natural gas, which sold off on high production data. Within agriculture, soft commodities notably underperformed as sugar spent the first half of the year reversing 2016 gains and was further weighed down by political scandals in Brazil, a large sugar producer. Base metals pushed higher from continued expansionary Chinese activity and a weaker U.S. dollar.

∎

Agency mortgage-backed securities (“MBS”) returned 1.84% over the reporting period, as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index. Despite investor anticipation of Fed balance sheet tapering later in the year, the asset class outperformed like-duration U.S. Treasuries, as interest rates remained range-bound and refinancing was low. Non-Agency MBS continued to perform well due to improving housing fundamentals, limited new issuance, and sustained investor risk appetite.

∎

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 3.73% over the reporting period. Investment grade credit spreads tightened due to corporate earnings strength, relatively low volatility, and strong investor demand for high grade retail mutual funds and exchange-traded funds (“ETFs”). The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 4.22% over the reporting period, benefiting from strong returns from the financial sector, namely banking and insurance.

∎

Tax-exempt municipal bonds returned 3.04% over the reporting period, as represented by the Bloomberg Barclays Municipal Bond Index. The municipal bond market benefited from favorable technical dynamics as the prospects for near-term tax reform declined during the period. High yield municipal bonds outperformed modestly despite a drawdown in Puerto Rico debt following the devastation of Hurricane Maria.

∎

EM debt sectors generally benefited from improving fundamentals as growth remained positive and inflationary pressures waned. External headwinds also receded, with commodity prices remaining range-bound, China finding near-term stability, and the threat of protectionist trade policy fading. Robust inflows

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	3

Chairman’s Letter (Cont.)

into the EM asset class provided an additional boost to performance during the reporting period. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.65% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 7.30% over the reporting period.

∎

Global equities generally posted positive returns in response to continued supportive central bank policies and healthy investor risk appetite. U.S. equities, as represented by the S&P 500 Index, returned 7.71% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 14.66% over the reporting period. Global equities, as represented by the MSCI World Index, returned 9.06% over the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2017

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO SHORT-TERM FUND

Important Information About the PIMCO Short-Term Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Short-Term Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, currency risk, leveraging risk, management risk and short exposure risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	5

Important Information About the PIMCO Short-Term Fund (Cont.)

and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by

6	PIMCO SHORT-TERM FUND

Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO Short-Term Fund	10/07/87	10/07/87	04/30/08	02/01/96	04/08/98	01/20/97	01/20/97	12/31/02	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	7

Important Information About the PIMCO Short-Term Fund (Cont.)

relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO SHORT-TERM FUND

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SEMIANNUAL REPORT	SEPTEMBER 30, 2017	9

PIMCO Short-Term Fund

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/07/87)
PIMCO Short-Term Fund Institutional Class	1.27%	2.74%	1.61%	2.22%	4.37%
PIMCO Short-Term Fund Class P	1.22%	2.64%	1.51%	2.12%	4.28%
PIMCO Short-Term Fund Administrative Class	1.15%	2.49%	1.36%	1.97%	4.11%
PIMCO Short-Term Fund Class D	1.15%	2.49%	1.36%	1.95%	4.08%
PIMCO Short-Term Fund Class A	1.15%	2.48%	1.36%	1.93%	3.99%
PIMCO Short-Term Fund Class A (adjusted)	(1.13)%	0.18%	0.90%	1.70%	3.92%
PIMCO Short-Term Fund Class C	0.99%	2.18%	1.06%	1.63%	3.68%
PIMCO Short-Term Fund Class C (adjusted)	(0.01)%	1.18%	1.06%	1.63%	3.68%
PIMCO Short-Term Fund Class R	1.02%	2.23%	1.11%	1.68%	3.81%
Citi 3-Month Treasury Bill Index	0.44%	0.64%	0.19%	0.42%	3.21%♦
Lipper Ultra-Short Obligation Funds Average	0.68%	1.24%	0.66%	1.25%	4.29%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦Average annual total return since 09/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.53% for Institutional Class shares, 0.63% for Class P shares, 0.78% for Administrative Class shares, 0.78% for Class D shares, 0.78% for Class A shares, 1.08% for Class C shares, and 1.03% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO SHORT-TERM FUND

Institutional Class - PTSHX	Class P - PTSPX	Administrative Class - PSFAX	Class D - PSHDX
Class A - PSHAX	Class C - PFTCX	Class R - PTSRX

Allocation Breakdown as of 09/30/2017†§

Corporate Bonds & Notes	45.4%
Short-Term Instruments‡	19.3%
Asset-Backed Securities	11.9%
U.S. Treasury Obligations	10.8%
Non-Agency Mortgage-Backed Securities	4.5%
Sovereign Issues	4.4%
U.S. Government Agencies	1.8%
Loan Participations and Assignments	1.0%
Other	0.9%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Short-Term Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to investment grade corporate securities contributed to performance, as these securities generally posted positive total returns.

»	Underweight exposure to front-end U.S. duration contributed to performance, as front-end U.S. interest rates rose.

»	Long U.S. dollar positions versus the Australian dollar detracted from performance, as the Australian dollar appreciated versus the U.S. dollar.

»	Exposure to selective securitized debt contributed to performance, as these securities generally posted positive total returns.

»	Long exposure to local Mexican duration contributed to performance, as Mexican intermediate interest rates declined.

»	Short exposure to British duration contributed to performance, as British interest rates rose.

»	Long exposure to Canadian duration detracted from performance, as Canadian interest rates rose.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	11

Expense Example PIMCO Short-Term Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2017 to September 30, 2017 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,012.70	$2.86	$1,000.00	$1,022.09	$2.87	0.57%
Class P	1,000.00	1,012.20	3.36	1,000.00	1,021.59	3.38	0.67
Administrative Class	1,000.00	1,011.50	4.11	1,000.00	1,020.84	4.13	0.82
Class D	1,000.00	1,011.50	4.11	1,000.00	1,020.84	4.13	0.82
Class A	1,000.00	1,011.50	4.11	1,000.00	1,020.84	4.13	0.82
Class C	1,000.00	1,009.90	5.61	1,000.00	1,019.35	5.64	1.12
Class R	1,000.00	1,010.20	5.36	1,000.00	1,019.60	5.39	1.07

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO SHORT-TERM FUND

Benchmark Descriptions

Index*	Benchmark Descriptions

Citi 3-Month Treasury Bill Index	Citi 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	13

Financial Highlights PIMCO Short-Term Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
04/01/2017 - 09/30/2017+	$9.82	$0.09	$0.03	$0.12	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2017	9.66	0.17	0.16	0.33	(0.14)	0.00	(0.03)	(0.17)
03/31/2016	9.79	0.14	(0.09)	0.05	(0.18)	0.00	0.00	(0.18)
03/31/2015	9.88	0.08	0.02	0.10	(0.14)	(0.05)	0.00	(0.19)
03/31/2014	9.89	0.11	(0.01)	0.10	(0.10)	(0.01)	0.00	(0.11)
03/31/2013	9.80	0.10	0.12	0.22	(0.10)	(0.03)	0.00	(0.13)
Class P
04/01/2017 - 09/30/2017+	9.82	0.09	0.03	0.12	(0.08)	0.00	0.00	(0.08)
03/31/2017	9.66	0.16	0.16	0.32	(0.13)	0.00	(0.03)	(0.16)
03/31/2016	9.79	0.13	(0.09)	0.04	(0.17)	0.00	0.00	(0.17)
03/31/2015	9.88	0.07	0.02	0.09	(0.13)	(0.05)	0.00	(0.18)
03/31/2014	9.89	0.10	(0.01)	0.09	(0.09)	(0.01)	0.00	(0.10)
03/31/2013	9.80	0.09	0.12	0.21	(0.09)	(0.03)	0.00	(0.12)
Administrative Class
04/01/2017 - 09/30/2017+	9.82	0.08	0.03	0.11	(0.07)	0.00	0.00	(0.07)
03/31/2017	9.66	0.15	0.16	0.31	(0.12)	0.00	(0.03)	(0.15)
03/31/2016	9.79	0.11	(0.09)	0.02	(0.15)	0.00	0.00	(0.15)
03/31/2015	9.88	0.06	0.02	0.08	(0.12)	(0.05)	0.00	(0.17)
03/31/2014	9.89	0.08	0.00	0.08	(0.08)	(0.01)	0.00	(0.09)
03/31/2013	9.80	0.08	0.12	0.20	(0.08)	(0.03)	0.00	(0.11)
Class D
04/01/2017 - 09/30/2017+	9.82	0.08	0.03	0.11	(0.07)	0.00	0.00	(0.07)
03/31/2017	9.66	0.15	0.16	0.31	(0.12)	0.00	(0.03)	(0.15)
03/31/2016	9.79	0.11	(0.09)	0.02	(0.15)	0.00	0.00	(0.15)
03/31/2015	9.88	0.06	0.02	0.08	(0.12)	(0.05)	0.00	(0.17)
03/31/2014	9.89	0.08	0.00	0.08	(0.08)	(0.01)	0.00	(0.09)
03/31/2013	9.80	0.08	0.12	0.20	(0.08)	(0.03)	0.00	(0.11)
Class A
04/01/2017 - 09/30/2017+	9.82	0.08	0.03	0.11	(0.07)	0.00	0.00	(0.07)
03/31/2017	9.66	0.15	0.16	0.31	(0.12)	0.00	(0.03)	(0.15)
03/31/2016	9.79	0.12	(0.10)	0.02	(0.15)	0.00	0.00	(0.15)
03/31/2015	9.88	0.06	0.02	0.08	(0.12)	(0.05)	0.00	(0.17)
03/31/2014	9.89	0.08	0.00	0.08	(0.08)	(0.01)	0.00	(0.09)
03/31/2013	9.80	0.08	0.12	0.20	(0.08)	(0.03)	0.00	(0.11)

14	PIMCO SHORT-TERM FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.86	1.27%	$7,944,706	0.57	%*	0.57	%*	0.45	%*	0.45	%*	1.88	%*	73%
9.82	3.49	7,238,471	0.53		0.53		0.45		0.45		1.76		324
9.66	0.47	8,433,549	0.47		0.47		0.45		0.45		1.42		1,753
9.79	1.00	10,827,073	0.46		0.46		0.45		0.45		0.86		283
9.88	1.00	10,141,064	0.46		0.46		0.45		0.45		1.07		252
9.89	2.27	7,101,022	0.46		0.46		0.45		0.45		1.05		180

9.86	1.22	1,895,116	0.67	*	0.67	*	0.55	*	0.55	*	1.78	*	73
9.82	3.38	1,713,191	0.63		0.63		0.55		0.55		1.65		324
9.66	0.37	1,155,364	0.57		0.57		0.55		0.55		1.38		1,753
9.79	0.90	426,732	0.56		0.56		0.55		0.55		0.75		283
9.88	0.90	520,949	0.56		0.56		0.55		0.55		0.97		252
9.89	2.17	393,917	0.56		0.56		0.55		0.55		0.96		180

9.86	1.15	1,800,892	0.82	*	0.82	*	0.70	*	0.70	*	1.63	*	73
9.82	3.23	1,677,360	0.78		0.78		0.70		0.70		1.51		324
9.66	0.22	1,408,999	0.72		0.72		0.70		0.70		1.16		1,753
9.79	0.75	1,779,070	0.71		0.71		0.70		0.70		0.60		283
9.88	0.75	1,889,250	0.71		0.71		0.70		0.70		0.82		252
9.89	2.02	2,771,619	0.71		0.71		0.70		0.70		0.80		180

9.86	1.15	550,700	0.82	*	0.82	*	0.70	*	0.70	*	1.63	*	73
9.82	3.23	513,289	0.78		0.78		0.70		0.70		1.50		324
9.66	0.22	430,087	0.72		0.72		0.70		0.70		1.18		1,753
9.79	0.75	423,665	0.71		0.71		0.70		0.70		0.60		283
9.88	0.75	531,673	0.71		0.71		0.70		0.70		0.82		252
9.89	2.02	467,348	0.71		0.71		0.70		0.70		0.80		180

9.86	1.15	1,005,589	0.82	*	0.82	*	0.70	*	0.70	*	1.63	*	73
9.82	3.23	903,392	0.78		0.78		0.70		0.70		1.50		324
9.66	0.22	618,410	0.72		0.72		0.70		0.70		1.18		1,753
9.79	0.75	641,931	0.71		0.71		0.70		0.70		0.60		283
9.88	0.75	988,553	0.71		0.71		0.70		0.70		0.83		252
9.89	2.02	1,191,580	0.71		0.71		0.70		0.70		0.81		180

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	15

Financial Highlights PIMCO Short-Term Fund (cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Class C
04/01/2017 - 09/30/2017+	$9.82	$0.07	$0.03	$0.10	$(0.06)	$0.00	$0.00	$(0.06)
03/31/2017	9.66	0.12	0.16	0.28	(0.09)	0.00	(0.03)	(0.12)
03/31/2016	9.79	0.09	(0.10)	(0.01)	(0.12)	0.00	0.00	(0.12)
03/31/2015	9.88	0.03	0.02	0.05	(0.09)	(0.05)	0.00	(0.14)
03/31/2014	9.89	0.05	0.00	0.05	(0.05)	(0.01)	0.00	(0.06)
03/31/2013	9.80	0.05	0.12	0.17	(0.05)	(0.03)	0.00	(0.08)
Class R
04/01/2017 - 09/30/2017+	9.82	0.07	0.03	0.10	(0.06)	0.00	0.00	(0.06)
03/31/2017	9.66	0.12	0.17	0.29	(0.10)	0.00	(0.03)	(0.13)
03/31/2016	9.79	0.09	(0.09)	0.00	(0.13)	0.00	0.00	(0.13)
03/31/2015	9.88	0.03	0.02	0.05	(0.09)	(0.05)	0.00	(0.14)
03/31/2014	9.89	0.06	(0.01)	0.05	(0.05)	(0.01)	0.00	(0.06)
03/31/2013	9.80	0.06	0.11	0.17	(0.05)	(0.03)	0.00	(0.08)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

16	PIMCO SHORT-TERM FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.86	0.99%	$138,892	1.12	%*	1.12	%*	1.00	%*	1.00	%*	1.33	%*	73%
9.82	2.92	174,228	1.08		1.08		1.00		1.00		1.21		324
9.66	(0.08)	178,088	1.02		1.02		1.00		1.00		0.88		1,753
9.79	0.45	190,986	1.01		1.01		1.00		1.00		0.30		283
9.88	0.45	258,462	1.01		1.01		1.00		1.00		0.52		252
9.89	1.71	196,056	1.01		1.01		1.00		1.00		0.50		180

9.86	1.02	118,799	1.07	*	1.07	*	0.95	*	0.95	*	1.38	*	73
9.82	2.97	116,464	1.03		1.03		0.95		0.95		1.25		324
9.66	(0.03)	104,036	0.97		0.97		0.95		0.95		0.94		1,753
9.79	0.50	77,909	0.96		0.96		0.95		0.95		0.35		283
9.88	0.50	59,154	0.96		0.96		0.95		0.95		0.57		252
9.89	1.77	24,513	0.96		0.96		0.95		0.95		0.57		180

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	17

Statement of Assets and Liabilities PIMCO Short-Term Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities	$13,180,982
Investments in Affiliates	2,199,978
Financial Derivative Instruments
Exchange-traded or centrally cleared	14,647
Over the counter	32,040
Deposits with counterparty	64,846
Foreign currency, at value	17,858
Receivable for investments sold	443,857
Receivable for investments in Affiliates sold	250,000
Receivable for Fund shares sold	27,021
Interest and/or dividends receivable	70,677
Dividends receivable from Affiliates	2,627
Total Assets	16,304,533

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,535,360
Payable for sale-buyback transactions	548,783
Financial Derivative Instruments
Exchange-traded or centrally cleared	6,490
Over the counter	16,567
Payable for investments purchased	337,748
Payable for investments in Affiliates purchased	259,427
Deposits from counterparty	24,346
Payable for Fund shares redeemed	39,794
Distributions payable	972
Overdraft due to custodian	74,236
Accrued investment advisory fees	2,851
Accrued supervisory and administrative fees	2,441
Accrued distribution fees	557
Accrued servicing fees	267
Total Liabilities	2,849,839

Net Assets	$13,454,694

Net Assets Consist of:
Paid in capital	$13,451,793
Undistributed (overdistributed) net investment income	1,148
Accumulated undistributed net realized gain (loss)	(97,291)
Net unrealized appreciation (depreciation)	99,044
Net Assets	$13,454,694

Cost of investments in securities	$13,122,282
Cost of investments in Affiliates	$2,198,751
Cost of foreign currency held	$17,902
Cost or premiums of financial derivative instruments, net	$17,371

18	PIMCO SHORT-TERM FUND	See Accompanying Notes

September 30, 2017 (Unaudited)

Net Assets:
Institutional Class	$7,944,706
Class P	1,895,116
Administrative Class	1,800,892
Class D	550,700
Class A	1,005,589
Class C	138,892
Class R	118,799
Shares Issued and Outstanding:
Institutional Class	805,876
Class P	192,234
Administrative Class	182,677
Class D	55,862
Class A	102,004
Class C	14,089
Class R	12,051
Net Asset Value Per Share Outstanding:
Institutional Class	$9.86
Class P	9.86
Administrative Class	9.86
Class D	9.86
Class A	9.86
Class C	9.86
Class R	9.86

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	19

Statement of Operations PIMCO Short-Term Fund

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest	$149,695
Dividends from Investments in Affiliates	8,154
Total Income	157,849

Expenses:
Investment advisory fees	16,102
Supervisory and administrative fees	13,788
Distribution and/or servicing fees - Administrative Class	2,185
Distribution and/or servicing fees - Class D	662
Distribution fees - Class C	220
Distribution fees - Class R	146
Servicing fees - Class A	1,214
Servicing fees - Class C	184
Servicing fees - Class R	146
Trustee fees	26
Interest expense	7,597
Total Expenses	42,270

Net Investment Income (Loss)	115,579

Net Realized Gain (Loss):
Investments in securities	40,321
Investments in Affiliates	52
Exchange-traded or centrally cleared financial derivative instruments	(18,316)
Over the counter financial derivative instruments	(37,315)
Short sales	(1,259)
Foreign currency	(2,955)

Net Realized Gain (Loss)	(19,472)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	23,710
Investments in Affiliates	1,187
Exchange-traded or centrally cleared financial derivative instruments	14,880
Over the counter financial derivative instruments	10,754
Foreign currency assets and liabilities	959

Net Change in Unrealized Appreciation (Depreciation)	51,490

Net Increase (Decrease) in Net Assets Resulting from Operations	$147,597

20	PIMCO SHORT-TERM FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Short-Term Fund

(Amounts in thousands)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$115,579	$195,135
Net realized gain (loss)	(19,472)	22,998
Net change in unrealized appreciation (depreciation)	51,490	181,937

Net Increase (Decrease) in Net Assets Resulting from Operations	147,597	400,070

Distributions to Shareholders:
From net investment income
Institutional Class	(65,060)	(105,827)
Class P	(14,683)	(18,523)
Administrative Class	(12,861)	(17,406)
Class D	(3,900)	(5,153)
Class A	(7,133)	(8,297)
Class C	(859)	(1,564)
Class R	(715)	(1,007)
Tax basis return of capital
Institutional Class	0	(24,885)
Class P	0	(4,791)
Administrative Class	0	(5,017)
Class D	0	(1,488)
Class A	0	(2,422)
Class C	0	(601)
Class R	0	(368)

Total Distributions(a)	(105,211)	(197,349)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	1,075,913	(194,859)

Total Increase (Decrease) in Net Assets	1,118,299	7,862

Net Assets:
Beginning of period	12,336,395	12,328,533
End of period*	$13,454,694	$12,336,395

*Including undistributed (overdistributed) net investment income of:	$1,148	$(9,220)

**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	21

Schedule of Investments PIMCO Short-Term Fund

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%
AWAS Aviation Capital Ltd.
TBD% - 3.561% due 05/31/2019 +~	$33,800	$	33,800
Delos Finance SARL
3.333% (LIBOR03M + 2.000%) due 10/06/2023 ~	600		605
Energy Future Intermediate Holding Co. LLC
TBD% - 4.236% due 06/23/2018 ~	46,000		46,268
4.235% (LIBOR03M + 3.000%) due 06/30/2018 ~	48,370		48,652
Las Vegas Sands LLC
3.235% (LIBOR03M + 2.000%) due 03/29/2024 ~	21,152		21,258

Total Loan Participations and Assignments (Cost $149,943)			150,583

CORPORATE BONDS & NOTES 51.9%

BANKING & FINANCE 27.6%
ABN AMRO Bank NV
1.800% due 06/04/2018 (h)	33,500		33,494
AerCap Ireland Capital DAC
3.750% due 05/15/2019	16,805		17,201
4.250% due 07/01/2020	8,015		8,377
4.500% due 05/15/2021	3,300		3,494
4.625% due 10/30/2020	12,250		13,043
5.000% due 10/01/2021	1,600		1,728
Air Lease Corp.
2.125% due 01/15/2018	12,025		12,039
2.125% due 01/15/2020	7,500		7,491
2.625% due 09/04/2018	2,295		2,314
3.375% due 01/15/2019	3,937		4,003
Ally Financial, Inc.
3.250% due 02/13/2018	4,850		4,888
3.500% due 01/27/2019	4,000		4,070
3.600% due 05/21/2018	11,800		11,906
3.750% due 11/18/2019	1,150		1,178
4.125% due 03/30/2020	7,800		8,054
4.750% due 09/10/2018	3,300		3,381
6.250% due 12/01/2017	2,800		2,820
8.000% due 03/15/2020	3,000		3,383
American Honda Finance Corp.
1.669% (US003M +0.350%) due 11/05/2021 ~	11,700		11,729
American Tower Corp.
2.250% due 01/15/2022	11,900		11,716
2.800% due 06/01/2020	1,400		1,422
3.400% due 02/15/2019	4,190		4,268

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Aozora Bank Ltd.
2.750% due 03/09/2020		$18,090	$	18,180
Athene Global Funding
2.447% (US0003M + 1.140%) due 04/20/2020 ~		57,905		58,499
2.564% (US0003M + 1.230%) due 07/01/2022 ~		68,966		69,665
4.000% due 01/25/2022		3,900		4,062
Aviation Capital Group Corp.
2.875% due 09/17/2018 (h)		40,675		41,029
2.875% due 01/20/2022		10,600		10,610
4.625% due 01/31/2018		35,242		35,566
7.125% due 10/15/2020		4,793		5,419
Banco del Estado de Chile
2.000% due 11/09/2017		250		250
Banco Santander Chile
3.192% (US0003M + 1.875%) due 06/07/2018 ~		3,786		3,830
Bank of America Corp.
1.967% (US0003M + 0.660%) due 07/21/2021 ~		25,700		25,771
1.971% (US0003M + 0.650%) due 10/01/2021 ~		27,400		27,495
7.625% due 06/01/2019		800		873
8.000% (US0003M + 3.630%) due 01/30/2018~(f)		43,780		44,461
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.660% (BBSW3M + 0.950%) due 03/20/2018 ~	AUD	5,600		4,404
Barclays Bank PLC
6.050% due 12/04/2017		$31,866		32,093
7.750% (USSW5 + 6.833%) due 04/10/2023 ~		31,100		32,072
Barclays PLC
2.000% due 03/16/2018		11,279		11,291
3.419% (US0003M + 2.110%) due 08/10/2021 ~		4,300		4,492
7.000% (BPSW5 + 5.084%) due 09/15/2019 ~(f)	GBP	2,600		3,593
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(f)		$13,017		13,778
BGC Partners, Inc.
5.125% due 05/27/2021		5,550		5,846
BOC Aviation Ltd.
2.375% due 09/15/2021		6,805		6,691
2.750% due 09/18/2022		14,500		14,380
2.875% due 10/10/2017		12,298		12,301
3.000% due 03/30/2020		6,000		6,073
3.000% due 05/23/2022		2,500		2,506
3.875% due 05/09/2019		8,543		8,726
Braskem Finance Ltd.
7.250% due 06/05/2018		1,900		1,962

22	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Cantor Fitzgerald LP
7.875% due 10/15/2019	$2,300	$	2,522
CIT Group, Inc.
3.875% due 02/19/2019	5,400		5,515
5.500% due 02/15/2019	3,207		3,359
Citigroup, Inc.
2.263% (US0003M + 0.950%) due 07/24/2023 ~	18,400		18,447
2.624% (US0003M + 1.310%) due 10/26/2020 ~	30,100		30,768
2.713% (US0003M + 1.380%) due 03/30/2021 ~	34,100		34,953
CNP Assurances
7.500% (USSW6 + 6.481%) due 10/18/2018 ~(f)	11,300		11,900
Credit Agricole S.A.
8.125% (USSW5 + 6.283%) due 09/19/2033 ~	7,800		8,214
Credit Suisse Group Funding Guernsey Ltd.
3.594% (US0003M + 2.290%) due 04/16/2021 ~	93,900		98,671
3.800% due 09/15/2022	5,950		6,181
DBS Group Holdings Ltd.
1.807% (US0003M + 0.490%) due 06/08/2020 ~	8,600		8,631
Dexia Credit Local S.A.
1.875% due 03/28/2019 (h)	15,000		15,005
2.250% due 01/30/2019	2,800		2,814
2.250% due 02/18/2020	5,250		5,262
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	2,301		2,394
Eksportfinans ASA
2.109% (US0003M + 0.800%) due 11/10/2020 +~	49,200		48,666
Emirates NBD PJSC
2.864% (US0003M + 1.550%) due 01/26/2020 ~	13,750		13,779
EXIM Sukuk Malaysia Bhd.
2.874% due 02/19/2019	16,200		16,328
Ford Motor Credit Co. LLC
2.140% (US0003M + 0.830%) due 03/12/2019 ~	109,725		110,274
2.220% (US0003M + 0.900%) due 06/15/2018 ~	18,800		18,879
2.304% (US0003M + 1.000%) due 01/09/2020 ~	3,300		3,329
2.884% (US0003M + 1.580%) due 01/08/2019 ~	3,450		3,500
5.000% due 05/15/2018	18,650		19,021
GE Capital Trust
6.375% (US0003M + 2.289%) due 11/15/2067 ~	4,532		4,553

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
General Motors Financial Co., Inc.
2.400% due 04/10/2018	$5,179	$	5,196
2.664% (US0003M + 1.360%) due 04/10/2018 ~	54,730		55,022
2.864% (US0003M + 1.560%) due 01/15/2020 ~	36,512		37,252
3.250% due 05/15/2018	13,675		13,799
Goldman Sachs Group, Inc.
2.313% (US0003M + 1.000%) due 07/24/2023 ~	9,100		9,137
2.917% (US0003M + 1.600%) due 11/29/2023 ~	53,701		55,728
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020	4,375		4,832
HBOS PLC
6.750% due 05/21/2018	15,915		16,390
HDFC Bank Ltd.
3.000% due 03/06/2018	2,050		2,058
Hospitality Properties Trust
6.700% due 01/15/2018	13,500		13,552
HSBC Holdings PLC
3.557% (US0003M + 2.240%) due 03/08/2021 ~(h)	33,227		34,983
HSBC USA, Inc.
1.919% (US0003M + 0.610%) due 11/13/2019 ~(h)	20,650		20,744
Hutchison Whampoa International Ltd.
2.000% due 11/08/2017	2,260		2,262
ICICI Bank Ltd.
3.125% due 08/12/2020	13,200		13,345
4.700% due 02/21/2018	7,163		7,241
4.800% due 05/22/2019	40,843		42,438
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019	8,000		8,171
ING Bank NV
4.125% (USISDA05 + 2.700%) due 11/21/2023 ~	5,580		5,690
International Lease Finance Corp.
3.875% due 04/15/2018	12,092		12,228
5.875% due 04/01/2019	7,300		7,692
6.250% due 05/15/2019	13,170		14,002
7.125% due 09/01/2018	20,260		21,217
8.250% due 12/15/2020	14,831		17,364
Intesa Sanpaolo SpA
3.875% due 01/16/2018	30,850		31,022
Itau CorpBanca
3.875% due 09/22/2019	5,050		5,220
Jackson National Life Global Funding
2.060% (US0003M + 0.730%) due 06/27/2022 ~	14,800		14,898
John Deere Capital Corp.
1.797% due 09/08/2022 ~	15,000		15,039

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	23

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
JPMorgan Chase & Co.
2.417% (US0003M + 1.100%) due 06/07/2021 ~		$9,455	$	9,635
3.220% (US0003M + 1.155%) due 03/01/2025 ~		2,500		2,535
7.900% (US0003M + 3.470%) due 04/30/2018 ~(f)		26,200		27,019
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		13,600		13,847
LeasePlan Corp. NV
2.500% due 05/16/2018		29,690		29,731
2.875% due 01/22/2019		57,600		57,747
3.000% due 10/23/2017		76,191		76,239
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	1,700		2,137
Lloyds Banking Group PLC
3.000% due 10/11/2018 +(g)		$33,447		33,437
3.000% due 02/04/2019 +(g)		28,093		28,053
3.000% due 10/11/2019 +(g)		5,814		5,812
3.100% due 07/06/2021		8,000		8,140
7.000% (BPSW5 + 5.060%) due 06/27/2019 ~(f)	GBP	24,950		34,891
Macquarie Bank Ltd.
2.431% (US0003M + 1.120%) due 07/29/2020 ~(h)		$15,500		15,762
Macquarie Group Ltd.
3.000% due 12/03/2018		105,000		106,289
6.000% due 01/14/2020		7,720		8,343
7.625% due 08/13/2019		22,027		24,152
Manufacturers & Traders Trust Co.
2.449% (US0001M + 1.215%) due 12/28/2020 ~		5,919		5,931
Mitsubishi UFJ Financial Group, Inc.
2.104% (US0003M + 0.790%) due 07/25/2022 ~(h)		72,703		73,026
2.235% (US0003M + 0.920%) due 02/22/2022 ~(h)		22,500		22,668
2.377% (US0003M + 1.060%) due 09/13/2021 ~		12,546		12,741
3.196% (US0003M + 1.880%) due 03/01/2021 ~		73		76
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.088% (US0003M + 0.775%) due 07/23/2019 ~		8,375		8,431
2.250% due 09/07/2021		9,780		9,666
2.500% due 03/09/2020		4,100		4,117
2.652% due 09/19/2022		5,800		5,756
2.750% due 10/21/2020		10,366		10,479
Mizuho Bank Ltd.
2.497% (US0003M + 1.190%) due 10/20/2018 ~		7,000		7,071

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Mizuho Financial Group, Inc.
2.197% (US0003M + 0.880%) due 09/11/2022 ~(h)		$91,125	$	91,444
2.784% (US0003M + 1.480%) due 04/12/2021 ~(h)		37,800		38,756
Morgan Stanley
2.243% (US0003M + 0.930%) due 07/22/2022 ~		39,100		39,270
2.301% (US0003M + 0.980%) due 06/16/2020 ~		600		608
2.713% (US0003M + 1.400%) due 10/24/2023 ~		15,000		15,348
Nasdaq, Inc.
1.713% (US0003M + 0.390%) due 03/22/2019 ~		60,200		60,240
Nationwide Building Society
4.125% (EUSA5 + 3.300%) due 03/20/2023 ~	EUR	29,700		35,743
Navient Corp.
4.875% due 06/17/2019		$10,700		11,101
5.000% due 10/26/2020		500		516
5.500% due 01/15/2019		53,119		55,025
5.875% due 03/25/2021		25,560		26,998
6.625% due 07/26/2021		7,000		7,508
8.000% due 03/25/2020		11,308		12,495
8.450% due 06/15/2018		2,781		2,905
NTT Finance Corp.
1.863% (US0003M + 0.530%) due 06/29/2020 ~(h)		20,900		20,975
OneMain Financial Holdings LLC
6.750% due 12/15/2019		400		416
ORIX Corp.
2.900% due 07/18/2022		3,050		3,063
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (d)		27		27
Piper Jaffray Cos.
5.060% due 10/09/2018		9,800		10,028
Prudential Financial, Inc.
8.875% (US0003M + 5.000%) due 06/15/2068 ~		2,500		2,625
Qatari Diar Finance Co.
5.000% due 07/21/2020		14,000		14,831
QBE Insurance Group Ltd.
2.400% due 05/01/2018		6,865		6,886
QNB Finance Ltd.
2.125% due 02/14/2018 (h)		27,450		27,452
2.716% (US0003M + 1.400%) due 05/20/2018 ~		5,000		5,011
2.750% due 10/31/2018 (h)		14,400		14,434
RCI Banque S.A.
3.500% due 04/03/2018		10,995		11,078

24	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Reliance Standard Life Global Funding
2.150% due 10/15/2018		$14,000	$	14,058
Royal Bank of Scotland Group PLC
2.785% (US0003M + 1.470%) due 05/15/2023 ~		69,785		70,363
4.700% due 07/03/2018		3,400		3,461
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	11,300		13,828
Santander Bank N.A.
2.234% (US0003M + 0.930%) due 01/12/2018 ~		$5,400		5,405
Santander Holdings USA, Inc.
2.650% due 04/17/2020		16,050		16,130
2.700% due 05/24/2019		7,476		7,537
2.767% (US0003M + 1.450%) due 11/24/2017 ~		32,600		32,665
Santander UK Group Holdings PLC
2.875% due 10/16/2020		8,270		8,394
Santander UK PLC
2.350% due 09/10/2019		4,129		4,158
2.500% due 03/14/2019		2,100		2,119
2.799% (US0003M + 1.480%) due 03/14/2019 ~		6,200		6,303
SL Green Realty Corp.
5.000% due 08/15/2018		16,200		16,531
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		12,800		12,690
3.000% due 07/15/2022		6,800		6,795
SMFG Preferred Capital Ltd.
9.500% (US0006M + 5.890%) due 07/25/2018 ~(f)		24,340		25,839
Societe Generale S.A.
8.250% (USSW5 + 6.394%) due 11/29/2018 ~(f)		11,865		12,572
Springleaf Finance Corp.
5.250% due 12/15/2019		1,200		1,252
8.250% due 12/15/2020		800		906
Standard Chartered PLC
1.700% due 04/17/2018		1,890		1,888
2.446% (US0003M + 1.130%) due 08/19/2019 ~		13,750		13,911
State Bank of India
2.252% (US0003M + 0.950%) due 04/06/2020 ~		65,658		65,740
3.250% due 04/18/2018		1,947		1,962
3.622% due 04/17/2019		7,376		7,513
Sumitomo Mitsui Banking Corp.
1.845% (US0003M + 0.540%) due 01/11/2019 ~		8,600		8,638
Sumitomo Mitsui Financial Group, Inc.
2.084% (US0003M + 0.780%) due 07/12/2022 ~(h)		36,152		36,192

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
2.414% (US0003M + 1.110%) due 07/14/2021 ~	$6,000	$	6,088
2.446% (US0003M + 1.140%) due 10/19/2021 ~	13,035		13,262
Sumitomo Mitsui Trust Bank Ltd.
1.764% (US0003M + 0.440%) due 09/19/2019 ~	6,200		6,206
1.800% due 03/28/2018	950		951
1.826% (US0003M + 0.510%) due 03/06/2019 ~(h)	44,000		44,110
2.214% (US0003M + 0.910%) due 10/18/2019 ~	900		909
2.950% due 09/14/2018	4,800		4,843
Synchrony Financial
2.541% (US0003M + 1.230%) due 02/03/2020 ~	10,850		10,962
2.600% due 01/15/2019	6,600		6,644
2.711% (US0003M + 1.400%) due 11/09/2017 ~	81,962		82,048
UBS AG
4.750% (USSW5 + 3.765%) due 05/22/2023 ~	27,836		28,263
UBS Group Funding Switzerland AG
2.265% (US0003M + 0.950%) due 08/15/2023 ~	30,100		30,116
2.768% (US0003M + 1.440%) due 09/24/2020 ~	4,950		5,052
3.084% (US0003M + 1.780%) due 04/14/2021 ~	73,000		75,653
Unibail-Rodamco SE
2.074% (US0003M + 0.770%) due 04/16/2019 ~	62,100		62,525
United Overseas Bank Ltd.
2.875% (H15T5Y + 2.300%) due 10/17/2022 ~	6,455		6,448
Ventas Realty LP
3.125% due 06/15/2023	3,900		3,918
VEREIT Operating Partnership LP
3.000% due 02/06/2019	6,737		6,799
Vonovia Finance BV
3.200% due 10/02/2017	56,895		56,895
WEA Finance LLC
2.700% due 09/17/2019	8,285		8,361
Wells Fargo & Co.
7.980% (US0003M + 3.770%) due 03/15/2018 ~(f)	26,400		27,225
Welltower, Inc.
2.250% due 03/15/2018	8,437		8,459

			3,708,505

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	25

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INDUSTRIALS 20.5%
Allergan Funding SCS
2.390% (US0003M + 1.080%) due 03/12/2018 ~	$48,864	$	49,029
2.565% (US0003M + 1.255%) due 03/12/2020 ~	90,051		91,760
Anadarko Petroleum Corp.
8.700% due 03/15/2019	3,500		3,821
Anthem, Inc.
2.300% due 07/15/2018	2,000		2,009
Asciano Finance Ltd.
5.000% due 04/07/2018	19,711		19,990
Baidu, Inc.
2.250% due 11/28/2017	7,800		7,812
3.250% due 08/06/2018	5,197		5,250
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~	35,500		35,579
2.195% (US0003M + 0.880%) due 08/15/2022 ~	55,001		55,220
2.297% due 08/14/2020	3,200		3,212
Baxalta, Inc.
2.000% due 06/22/2018	7,268		7,285
2.103% (US0003M + 0.780%) due 06/22/2018 ~	1,110		1,114
BMW U.S. Capital LLC
1.942% (US0003M + 0.640%) due 04/06/2022 ~	2,000		2,019
Boston Scientific Corp.
2.850% due 05/15/2020	2,600		2,645
Cardinal Health, Inc.
2.090% (US0003M + 0.770%) due 06/15/2022 ~	13,375		13,439
Celgene Corp.
2.300% due 08/15/2018	1,590		1,599
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019 (h)	11,950		11,898
2.126% (US0003M + 0.810%) due 03/03/2022 ~(h)	23,430		23,533
2.169% (US0003M + 0.850%) due 09/14/2021 ~	44,900		45,176
2.170% due 08/05/2019 (h)	10,700		10,687
2.293% due 04/23/2021	9,938		9,891
2.369% due 09/10/2018 (h)	9,950		9,978
2.381% due 09/17/2020	6,700		6,668
2.383% (US0003M + 1.070%) due 04/23/2021 ~	8,200		8,240
Charter Communications Operating LLC
3.579% due 07/23/2020	32,889		33,779
4.464% due 07/23/2022	21,700		22,941
CNPC General Capital Ltd.
1.950% due 04/16/2018	1,250		1,250

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
2.700% due 11/25/2019		$4,025	$	4,059
2.750% due 05/14/2019		15,600		15,708
Coca-Cola European Partners PLC
0.000% due 11/26/2017 ♦	EUR	9,300		11,001
Competition Team Technologies Ltd.
2.125% due 12/13/2017		$3,850		3,853
Continental Airlines Pass-Through Trust
5.500% due 04/29/2022		3,606		3,787
7.875% due 01/02/2020		4,556		4,664
D.R. Horton, Inc.
3.625% due 02/15/2018		21,497		21,538
3.750% due 03/01/2019		13,850		14,113
DAE Funding LLC
4.000% due 08/01/2020		1,700		1,738
Daimler Finance North America LLC
1.842% (US0003M + 0.530%) due 05/05/2020 ~		2,850		2,862
1.875% due 01/11/2018		1,300		1,301
1.931% (US0003M + 0.620%) due 10/30/2019 ~(h)		20,889		21,000
2.250% due 07/31/2019		700		703
Dell International LLC
3.480% due 06/01/2019		56,132		57,229
4.420% due 06/15/2021		7,100		7,460
5.450% due 06/15/2023		4,400		4,832
Delta Air Lines, Inc.
2.875% due 03/13/2020		21,700		21,954
3.625% due 03/15/2022		3,200		3,291
Discovery Communications LLC
2.036% (US0003M + 0.710%) due 09/20/2019 ~		5,300		5,334
2.200% due 09/20/2019		8,500		8,531
DISH DBS Corp.
4.250% due 04/01/2018		30,030		30,330
7.875% due 09/01/2019		3,000		3,285
Doosan Infracore Co. Ltd.
2.375% due 11/21/2019		21,500		21,441
DXC Technology Co.
2.266% (US0003M + 0.950%) due 03/01/2021 ~		21,100		21,183
East Nippon Expressway Co. Ltd.
0.289% due 12/20/2017	JPY	500,000		4,446
Eastern Creation Investment Holdings Ltd.
2.625% due 11/20/2017		$14,940		14,933
eBay, Inc.
1.791% (US0003M + 0.480%) due 08/01/2019 ~		62,204		62,339
2.181% (US0003M + 0.870%) due 01/30/2023 ~		24,791		24,875
2.500% due 03/09/2018		3,100		3,112
Ecopetrol S.A.
4.250% due 09/18/2018		3,250		3,323

26	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
EMC Corp.
1.875% due 06/01/2018	$73,354	$	73,072
2.650% due 06/01/2020	22,500		22,282
Energy Transfer LP
2.500% due 06/15/2018	9,000		9,037
6.700% due 07/01/2018	5,607		5,802
9.000% due 04/15/2019	8,178		9,003
EQT Corp.
6.500% due 04/01/2018	7,300		7,455
ERAC USA Finance LLC
2.600% due 12/01/2021	100		100
6.375% due 10/15/2017	5,350		5,358
Federal Express Corp. Pass-Through Trust
6.720% due 07/15/2023	3,186		3,497
Forest Laboratories LLC
5.000% due 12/15/2021	1,950		2,133
General Electric Co.
6.375% (US0003M + 2.289%) due 11/15/2067 ~	3,845		3,863
Goldcorp, Inc.
2.125% due 03/15/2018	33,366		33,403
HCA, Inc.
3.750% due 03/15/2019	5,650		5,784
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	19,631		19,832
3.231% (US0003M + 1.930%) due 10/05/2018 ~	45,500		46,209
Holcim U.S. Finance SARL & Cie SCS
6.000% due 12/30/2019	1,300		1,402
HP, Inc.
2.244% (US0003M + 0.940%) due 01/14/2019 ~	2,081		2,090
HPHT Finance Ltd.
2.250% due 03/17/2018	170		170
Hyundai Capital America
1.750% due 09/27/2019	16,830		16,588
2.400% due 10/30/2018	700		703
2.550% due 02/06/2019	6,397		6,409
Imperial Brands Finance PLC
2.050% due 02/11/2018	64,255		64,294
2.050% due 07/20/2018	38,075		38,097
2.950% due 07/21/2020	37,100		37,681
Incitec Pivot Finance LLC
6.000% due 12/10/2019	900		965
Interpublic Group of Cos., Inc.
2.250% due 11/15/2017	276		276
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	10,234		10,386
Kinder Morgan, Inc.
2.000% due 12/01/2017	23,637		23,646
2.589% (US0003M + 1.280%) due 01/15/2023 ~	32,178		32,252

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
7.250% due 06/01/2018		$25,025	$	25,910
KLA-Tencor Corp.
3.375% due 11/01/2019		1,150		1,179
Kraft Heinz Foods Co.
1.879% (US0003M + 0.570%) due 02/10/2021 ~		33,700		33,747
2.129% (US0003M + 0.820%) due 08/10/2022 ~		27,400		27,444
Lennar Corp.
4.125% due 12/01/2018		2,737		2,789
6.950% due 06/01/2018		1,986		2,051
Martin Marietta Materials, Inc.
1.965% (US0003M + 0.650%) due 05/22/2020 ~		2,300		2,310
Masco Corp.
3.500% due 04/01/2021		1,850		1,909
7.125% due 03/15/2020		437		487
Metropolitan Expressway Co. Ltd.
0.279% due 12/20/2017	JPY	1,200,000		10,670
MGM Resorts International
8.625% due 02/01/2019		$13,300		14,397
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019		23,387		23,572
Moody’s Corp.
2.625% due 01/15/2023		5,000		4,974
Mylan NV
3.000% due 12/15/2018		56,907		57,562
Mylan, Inc.
2.600% due 06/24/2018		44,629		44,857
Nabors Industries, Inc.
6.150% due 02/15/2018		6,463		6,579
Nissan Motor Acceptance Corp.
1.837% (US0003M + 0.520%) due 09/13/2019 ~		6,500		6,533
1.954% (US0003M + 0.650%) due 07/13/2022 ~		1,900		1,900
2.021% (US0003M + 0.690%) due 09/28/2022 ~		18,500		18,558
2.194% (US0003M + 0.890%) due 01/13/2022 ~(h)		52,200		52,487
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		260		277
NXP BV
3.750% due 06/01/2018		3,600		3,645
5.750% due 03/15/2023		17,725		18,545
ONEOK Partners LP
3.200% due 09/15/2018		4,000		4,049
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		22,800		23,020
Origin Energy Finance Ltd.
3.500% due 10/09/2018		3,484		3,524

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	27

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Packaging Corp. of America
6.500% due 03/15/2018		$2,000	$	2,041
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		4,100		4,120
4.500% due 03/15/2023		14,800		14,816
Pearson PLC
4.625% due 06/15/2018		3,000		3,039
Penske Truck Leasing Co. LP
2.875% due 07/17/2018		1,240		1,252
3.375% due 03/15/2018		12,900		13,000
Petrofac Ltd.
3.400% due 10/10/2018		9,900		9,857
Petroleos Mexicanos
3.324% (US0003M + 2.020%) due 07/18/2018 ~		9,250		9,364
5.500% due 02/04/2019		7,958		8,312
8.000% due 05/03/2019		5,800		6,336
9.250% due 03/30/2018		7,600		7,858
Petronas Capital Ltd.
5.250% due 08/12/2019		18,500		19,539
Pioneer Natural Resources Co.
6.875% due 05/01/2018		15,490		15,935
QUALCOMM, Inc.
2.041% (US0003M + 0.730%) due 01/30/2023 ~		11,173		11,238
2.900% due 05/20/2024		4,400		4,420
QVC, Inc.
3.125% due 04/01/2019		5,500		5,558
Reckitt Benckiser Treasury Services PLC
1.888% (US0003M + 0.560%) due 06/24/2022 ~		53,250		53,482
Reynolds American, Inc.
2.300% due 06/12/2018		13,440		13,501
4.000% due 06/12/2022		5,100		5,392
S&P Global, Inc.
2.500% due 08/15/2018		4,400		4,431
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		4,200		4,554
5.625% due 04/15/2023		3,200		3,550
6.250% due 03/15/2022		3,500		3,939
SBA Tower Trust
2.240% due 04/09/2043		800		800
SES Global Americas Holdings GP
2.500% due 03/25/2019		1,000		998
SFR Group S.A.
5.375% due 05/15/2022	EUR	1,800		2,225
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		$31,730		31,679
SK Broadband Co. Ltd.
2.875% due 10/29/2018		9,180		9,226
SK Telecom Co. Ltd.
2.125% due 05/01/2018		5,950		5,947

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Sky PLC
6.100% due 02/15/2018	$2,300	$	2,338
Southern Co.
2.035% (US0003M + 0.700%) due 09/30/2020 ~	31,000		31,225
2.950% due 07/01/2023	4,000		4,024
Spectra Energy Partners LP
2.016% (US0003M + 0.700%) due 06/05/2020 ~	14,500		14,624
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	153,174		154,435
5.462% due 02/16/2021	2,900		3,179
5.877% due 07/15/2019	4,702		5,013
Tencent Holdings Ltd.
3.375% due 05/02/2019	6,900		7,039
Tesco PLC
5.500% due 11/15/2017	40,553		40,756
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/2021	2,400		2,419
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018	109,856		109,465
1.700% due 07/19/2019	23,075		22,749
Time Warner Cable LLC
5.000% due 02/01/2020	10,000		10,577
6.750% due 07/01/2018	25,975		26,901
8.250% due 04/01/2019	20,876		22,704
8.750% due 02/14/2019	1,235		1,342
Time Warner Cos., Inc.
7.250% due 10/15/2017	2,500		2,505
Toll Brothers Finance Corp.
8.910% due 10/15/2017	2,350		2,359
Tyson Foods, Inc.
1.764% (US0003M + 0.450%) due 08/21/2020 ~	21,400		21,437
1.868% (US0003M + 0.550%) due 06/02/2020 ~	4,000		4,021
Viacom, Inc.
5.625% due 09/15/2019	1,990		2,123
VMware, Inc.
2.300% due 08/21/2020	25,800		25,889
2.950% due 08/21/2022	11,300		11,351
Volkswagen Group of America Finance LLC
1.600% due 11/20/2017	30,465		30,466
1.650% due 05/22/2018	2,800		2,798
1.756% (US0003M + 0.440%) due 11/20/2017 ~	14,370		14,376
1.785% (US0003M + 0.470%) due 05/22/2018 ~	34,300		34,326
Volkswagen International Finance NV
1.600% due 11/20/2017	5,360		5,359
2.125% due 11/20/2018	170		170

28	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Vulcan Materials Co.
1.920% (US0003M + 0.600%) due 06/15/2020 ~		$5,100	$	5,105
VW Credit, Inc.
2.250% due 03/23/2018		3,800		3,809
Western Gas Partners LP
2.600% due 08/15/2018		2,425		2,436
Willamette Industries, Inc.
7.000% due 02/01/2018		8,075		8,139
Wind Acquisition Finance S.A.
3.669% (EUR003M + 4.000%) due 07/15/2020 ~	EUR	7,000		8,301
Woodside Finance Ltd.
4.600% due 05/10/2021		$43,856		46,384
Wyndham Worldwide Corp.
2.500% due 03/01/2018		11,023		11,045
Wynn Macau Ltd.
5.250% due 10/15/2021		600		617
Xerox Corp.
6.350% due 05/15/2018		7,730		7,931
ZF North America Capital, Inc.
4.000% due 04/29/2020		5,500		5,699

				2,756,658

UTILITIES 3.8%
AT&T, Inc.
2.202% (US0003M + 0.890%) due 02/14/2023 ~		64,926		64,830
2.254% (US0003M + 0.950%) due 07/15/2021 ~		55,500		56,230
BG Energy Capital PLC
5.125% due 12/07/2017	GBP	3,000		4,053
6.500% (USSW5 + 5.439%) due 11/30/2072 ~		$34,825		35,046
6.500% (BPSW5 + 5.336%) due 11/30/2072 ~	GBP	8,105		10,961
China Shenhua Overseas Capital Co. Ltd.
2.500% due 01/20/2018		$16,300		16,313
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020		10,200		10,288
Cleveland Electric Illuminating Co.
7.880% due 11/01/2017		1,420		1,426
Dominion Energy, Inc.
2.125% due 02/15/2018		8,800		8,803
E.ON International Finance BV
5.800% due 04/30/2018		4,300		4,397
Exelon Generation Co. LLC
6.200% due 10/01/2017		5,050		5,050
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		29,987		30,322

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Korea Southern Power Co. Ltd.
1.875% due 02/05/2018	$6,260	$	6,251
Korea Western Power Co. Ltd.
2.875% due 10/10/2018	3,600		3,621
OGE Energy Corp.
1.867% (US0003M + 0.550%) due 11/24/2017 ~	6,000		6,000
Petrobras Global Finance BV
8.375% due 12/10/2018	10,500		11,225
Plains All American Pipeline LP
2.600% due 12/15/2019	600		599
6.500% due 05/01/2018	14,981		15,344
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	2,202		2,179
2.125% due 05/03/2019	27,350		27,303
2.125% due 05/03/2019 (h)	36,200		36,137
2.224% (US0003M + 0.920%) due 04/10/2019 ~	5,500		5,532
2.750% due 04/10/2019	8,000		8,064
State Grid Overseas Investment Ltd.
1.750% due 05/22/2018	4,800		4,790
TECO Finance, Inc.
1.904% (US0003M + 0.600%) due 04/10/2018 ~	1,275		1,277
6.572% due 11/01/2017	1,660		1,666
Telecom Italia Capital S.A.
6.999% due 06/04/2018	33,038		34,145
Verizon Communications, Inc.
2.321% (US0003M + 1.000%) due 03/16/2022 ~	101,800		103,339

			515,191

Total Corporate Bonds & Notes (Cost $6,933,337)			6,980,354

MUNICIPAL BONDS & NOTES 1.0%

ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
2.217% (US0003M + 0.900%) due 11/25/2043 ~	3,659		3,663

CALIFORNIA 0.7%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	43,428		43,646
California State General Obligation Bonds, Series 2017
2.017% (US0001M + 0.780%) due 04/01/2047 ~	50,810		51,082

			94,728

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	29

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
COLORADO 0.0%
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
1.877% due (US0001M*0.67 + 1.050%) 09/01/2039 ~	$1,540	$	1,564

DISTRICT OF COLUMBIA 0.2%
Georgetown University, District of Columbia Revenue Bonds, (NPFGC Insured), Series 2001
2.160% due 04/01/2029	19,500		18,428

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, Series 2017
3.520% due 07/01/2020	500		498

PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
1.444% (US0003M + 0.130%) due 10/25/2036 ~	3,937		3,815

TEXAS 0.0%
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2007
1.754% (US0003M *0.67+ 0.870%) due 09/15/2027 ~	1,745		1,677

WASHINGTON 0.1%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.990% (MUNIPSA + 1.050%) due 01/01/2042 ~	17,665		17,719

Total Municipal Bonds & Notes (Cost $141,259)			142,092

U.S. GOVERNMENT AGENCIES 2.1%
Fannie Mae
1.297% (LIBOR01M + 0.060%) due 07/25/2037 ~	453		445
1.338% (LIBOR01M + 0.060%) due 12/25/2036 ~	107		106
1.357% (LIBOR01M + 0.120%) due 03/25/2034 ~	30		30
1.367% (LIBOR01M + 0.130%) due 03/25/2036 ~	77		73
1.387% (LIBOR01M + 0.150%) due 08/25/2034 ~	156		154
1.437% (LIBOR01M + 0.200%) due 02/25/2037 ~	769		764

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
1.537% (LIBOR01M + 0.300%) due 12/25/2028 ~	$428	$	430
1.557% (LIBOR01M + 0.320%) due 06/25/2036 ~	146		146
1.577% (LIBOR01M + 0.340%) due 11/25/2036 ~	138		139
1.584% (US0001M + 0.350%) due 09/25/2042 ~	297		295
1.587% (LIBOR01M + 0.350%) due 04/25/2036 - 05/25/2042 ~	148		148
1.587% (US0001M + 0.350%) due 03/25/2044 ~	285		285
1.607% (LIBOR01M + 0.370%) due 03/25/2036 ~	79		80
1.634% (LIBOR01M + 0.400%) due 03/17/2032 - 05/18/2032 ~	704		709
1.637% (LIBOR01M + 0.400%) due 06/25/2032 - 09/25/2032 ~	74		74
1.667% (LIBOR01M + 0.430%) due 07/25/2036 - 11/25/2040 ~	242		243
1.682% (LIBOR01M + 0.450%) due 07/25/2046 ~(h)	37,455		37,430
1.684% (LIBOR01M + 0.450%) due 09/17/2027 ~	3		3
1.687% (LIBOR01M + 0.450%) due 08/25/2021 - 06/25/2042 ~	1,929		1,937
1.717% (LIBOR01M + 0.480%) due 11/25/2040 ~	259		261
1.732% (LIBOR01M + 0.500%) due 03/25/2046 ~	9,667		9,678
1.734% (LIBOR01M + 0.500%) due 07/18/2027 - 05/18/2032 ~	118		119
1.737% (LIBOR01M + 0.500%) due 02/25/2022 - 04/25/2042 ~	461		464
1.777% (LIBOR01M + 0.540%) due 07/25/2037 ~	299		302
1.787% (LIBOR01M + 0.550%) due 09/25/2041 ~	2,283		2,307
1.837% (LIBOR01M + 0.600%) due 08/25/2022 ~	2		2
1.867% (LIBOR01M + 0.630%) due 04/25/2031 ~	96		97
1.887% (LIBOR01M + 0.650%) due 12/25/2022 ~	2		2
1.900% (COF 11 + 1.250%) due 02/01/2018 ~	1		1
1.907% (COF 11 + 1.250%) due 05/01/2021 - 04/01/2029 ~	31		30
1.917% (LIBOR01M + 0.680%) due 02/25/2041 ~	30		31
1.937% (LIBOR01M + 0.700%) due 09/25/2022 ~	1		1
2.007% (LIBOR01M + 0.770%) due 06/25/2037 ~	197		200
2.029% (12MTA + 1.200%) due 03/01/2044 - 10/01/2044 ~	2,420		2,465

30	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
2.030% (12MTA + 1.200%) due 06/01/2043 - 07/01/2044 ~	$740	$	754
2.087% (LIBOR01M + 0.850%) due 02/25/2023 - 07/25/2038 ~	10		11
2.137% (LIBOR01M + 0.900%) due 04/25/2032 - 11/25/2049 ~	33		34
2.237% (LIBOR01M + 1.000%) due 11/25/2049 ~	14		14
2.387% (LIBOR01M + 1.150%) due 09/25/2023 ~	19		19
2.457% (LIBOR01M + 1.220%) due 10/25/2038 ~	51		52
2.771% (US0012M + 1.308%) due 11/01/2035 ~	42		44
2.817% (H15T1Y + 2.175%) due 01/01/2036 ~	111		117
2.835% (US0006M + 1.460%) due 05/01/2035 ~	28		29
2.861% (H15T1Y + 2.272%) due 11/01/2027 ~	2		2
2.913% (US0006M + 1.538%) due 01/01/2036 ~	50		52
2.914% (US0006M + 1.539%) due 10/01/2035 ~	47		49
2.942% (US0012M + 1.425%) due 09/01/2034 ~	327		341
2.965% (H15T1Y + 2.215%) due 02/01/2033 ~	3		2
2.965% (H15T1Y + 1.965%) due 06/01/2033 ~	11		11
3.000% due 05/25/2028 - 06/25/2028 (a)	63,804		5,924
3.033% (US0006M + 1.545%) due 08/01/2035 ~	56		59
3.040% (H15T1Y + 2.257%) due 07/01/2029 ~	76		78
3.049% (H15T1Y + 2.226%) due 12/01/2040 ~	53		56
3.063% (H15T1Y + 2.313%) due 01/01/2032 ~	174		177
3.075% (COF 11 + 1.251%) due 05/01/2036 ~	1,319		1,370
3.079% (H15T1Y + 2.268%) due 10/01/2035 ~	8		9
3.084% (H15T1Y + 2.218%) due 04/01/2029 ~	3		3
3.085% (US0012M + 1.835%) due 10/01/2035 ~	7		7
3.087% (H15T1Y + 2.087%) due 06/01/2035 ~	15		15
3.093% (US0012M + 1.737%) due 09/01/2035 ~	29		30
3.115% (H15T1Y + 1.991%) due 09/01/2035 ~	18		19
3.118% (US0012M + 1.618%) due 12/01/2035 ~	24		25

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
3.122% (H15T1Y + 2.197%) due 09/01/2034 ~	$17	$	18
3.126% (H15T1Y + 2.212%) due 08/01/2029 ~	419		435
3.202% (H15T1Y + 2.551%) due 01/01/2036 ~	28		30
3.220% (H15T1Y + 2.095%) due 08/01/2026 ~	4		3
3.229% (H15T1Y + 2.360%) due 11/01/2034 ~	120		127
3.248% (H15T1Y + 2.175%) due 09/01/2034 ~	68		71
3.263% (US0012M + 1.512%) due 07/01/2034 ~	7		7
3.292% (US0012M + 1.942%) due 09/01/2035 ~	36		38
3.292% (US0012M + 1.693%) due 12/01/2036 ~	17		18
3.319% (US0012M + 1.699%) due 02/01/2034 ~	40		42
3.343% (US0006M + 2.091%) due 11/01/2024 ~	5		5
3.349% (US0012M + 1.662%) due 09/01/2034 ~	30		32
3.354% (US0012M + 1.570%) due 06/01/2034 ~	3		3
3.355% (US0012M + 1.605%) due 04/01/2033 ~	4		4
3.375% (US0012M + 1.779%) due 12/01/2036 ~	16		17
3.384% (US0012M + 1.634%) due 07/01/2035 ~	27		28
3.387% (US0012M + 1.637%) due 05/01/2035 ~	36		37
3.401% (US0012M + 1.625%) due 05/01/2035 ~	92		97
3.405% (US0012M + 1.780%) due 11/01/2035 ~	60		63
3.417% (US0012M + 1.676%) due 05/01/2034 ~	30		32
3.422% (US0012M + 1.732%) due 05/01/2038 ~	2,804		2,965
3.458% (US0012M + 1.814%) due 03/01/2036 ~	22		23
3.519% (US0012M + 1.769%) due 08/01/2035 ~	15		16
3.662% (US0012M + 1.912%) due 03/01/2036 ~	24		26
3.765% (US0012M + 2.015%) due 06/01/2036 ~	9		9
3.800% (US0012M + 2.050%) due 06/01/2035 ~	167		178
3.919% (COF 11 + 1.254%) due 05/01/2036 ~	27		28
4.083% due 02/25/2018 ~(a)	7,190		1

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	31

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
4.433% (COF 11 + 1.250%) due 07/01/2028 ~	$5	$	5
5.050% (LIBOR06M + 1.550%) due 07/01/2018 ~	57		57
6.500% due 10/25/2042 ~	253		297
8.383% due 06/25/2032 ~	19		20
FDIC Structured Sale Guaranteed Bonds
1.734% (LIBOR01M + 0.500%) due 11/29/2037 ~	505		504
Federal Housing Administration
6.896% due 07/01/2020	30		30
7.350% due 04/01/2019	9		9
Freddie Mac
1.277% (LIBOR01M + 0.040%) due 12/25/2036 ~	2,413		2,406
1.445% due 08/25/2019 ~(a)	177,292		3,814
1.484% (LIBOR01M + 0.250%) due 07/15/2034 ~	79		78
1.503% due 01/15/2038 ~(a)	26,973		1,279
1.582% (LIBOR01M + 0.350%) due 01/15/2038 ~(h)	28,448		28,332
1.584% (LIBOR01M + 0.350%) due 02/15/2018 - 07/15/2036 ~	434		435
1.634% (LIBOR01M + 0.400%) due 01/15/2022 - 06/15/2031 ~	68		68
1.684% (LIBOR01M + 0.450%) due 12/15/2031 - 09/15/2041 ~	1,430		1,436
1.714% (LIBOR01M + 0.480%) due 11/15/2036 ~	41		41
1.734% (LIBOR01M + 0.500%) due 07/15/2039 - 02/15/2041 ~	2,660		2,669
1.784% (LIBOR01M + 0.550%) due 06/15/2031 ~	174		175
1.834% (LIBOR01M + 0.600%) due 06/15/2031 - 12/15/2037 ~	345		349
1.934% (LIBOR01M + 0.700%) due 03/15/2032 ~	127		128
1.984% (LIBOR01M + 0.750%) due 03/15/2023 ~	3		3
2.030% (12MTA + 1.200%) due 10/25/2044 - 02/25/2045 ~	4,078		4,139
2.234% (LIBOR01M + 1.000%) due 11/15/2033 - 10/15/2049 ~	172		176
2.829% (H15T1Y + 2.250%) due 05/01/2034 ~	26		28
3.069% (H15T1Y + 2.281%) due 07/01/2033 ~	24		25
3.108% (H15T1Y + 2.182%) due 04/01/2025 ~	4		4
3.283% (US0012M + 1.949%) due 10/01/2033 ~	16		16
3.310% (US0012M + 1.810%) due 11/01/2035 ~	22		22
3.339% (H15T1Y + 2.250%) due 08/01/2035 ~	16		16

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
3.477% (US0012M + 1.727%) due 09/01/2035 ~	$138	$	145
3.481% (US0012M + 1.731%) due 08/01/2035 ~	68		71
3.626% (US0012M + 1.876%) due 12/01/2035 ~	10		11
3.652% (US0012M + 1.864%) due 08/01/2034 ~	31		32
5.000% due 08/15/2035	2,011		2,207
5.500% due 08/15/2030	2		2
6.500% due 07/25/2043	198		231
Ginnie Mae
1.383% (US0001M + 0.850%) due 11/20/2066 ~	8,574		8,674
1.634% (LIBOR01M + 0.400%) due 02/16/2032 - 03/16/2032 ~	147		147
1.734% (LIBOR01M + 0.500%) due 02/16/2030 ~	24		24
1.781% (US0001M + 0.550%) due 04/20/2062 ~	7,321		7,336
1.831% (US0001M + 0.600%) due 10/20/2065 ~	5,155		5,167
1.834% (LIBOR01M + 0.600%) due 02/16/2030 ~	29		30
1.911% (US0001M + 0.680%) due 11/20/2065 ~	8,388		8,406
1.931% (US0001M + 0.700%) due 02/20/2062 ~	32,933		33,150
2.001% (US0001M + 0.770%) due 10/20/2066 ~	3,340		3,363
2.031% (US0001M + 0.800%) due 01/20/2066 - 06/20/2066 ~	41,167		41,503
2.081% (US0001M + 0.850%) due 04/20/2066 ~	4,797		4,848
2.125% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2031 ~	749		778
2.181% (US0001M + 0.950%) due 12/20/2066 ~	3,435		3,489
2.186% (LIBOR01M + 0.950%) due 03/20/2031 ~	191		195
2.231% (US0001M + 1.000%) due 03/20/2066 ~	24,176		24,614
2.234% (LIBOR01M + 1.000%) due 08/16/2039 ~	365		374
2.250% (H15T1Y + 1.500%) due 12/20/2021 - 12/20/2033 ~	380		393
2.375% (H15T1Y + 1.500%) due 02/20/2024 - 03/20/2032 ~	690		713
2.500% (H15T1Y + 1.500%) due 10/20/2017 - 01/20/2022 ~	14		13
2.530% (LIBOR12M + 0.800%) due 07/20/2067 ~	5,012		5,189
2.550% (US0012M + 0.750%) due 04/20/2067 ~	5,290		5,461
2.625% (H15T1Y + 1.500%) due 05/20/2021 - 05/20/2032 ~	904		940

32	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
4.000% (H15T1Y + 1.500%) due 02/20/2019 ~	$1	$	1
NCUA Guaranteed Notes
1.582% (LIBOR01M + 0.350%) due 12/07/2020 ~	3,020		3,026
1.791% (LIBOR01M + 0.560%) due 12/08/2020 ~	2,912		2,930
Small Business Administration
4.340% due 03/01/2024	57		59
5.370% due 04/01/2028	119		129
5.490% due 03/01/2028	70		76

Total U.S. Government Agencies (Cost $282,519)			283,395

U.S. TREASURY OBLIGATIONS 12.3%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2020	239,371		240,546
0.125% due 04/15/2021 (h)	324,614		325,581
0.125% due 04/15/2022 (h)	139,204		139,200
0.625% due 07/15/2021 (j)(l)	29,867		30,693
U.S. Treasury Notes
1.750% due 09/30/2022	239,000		238,402
1.875% due 07/31/2022 (h)	151,600		151,239
2.375% due 05/15/2027 (h)	525,900		527,944

Total U.S. Treasury Obligations (Cost $1,652,628)			1,653,605

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.1%
280 Park Avenue Mortgage Trust
2.116% due 09/15/2034 ~	12,400		12,430
Adjustable Rate Mortgage Trust
3.504% due 02/25/2035 ~	2,013		2,030
American Home Mortgage Assets Trust
1.427% (US0001M + 0.190%) due 05/25/2046 ^~	1,937		1,653
1.427% (US0001M + 0.190%) due 09/25/2046 ^~	730		647
American Home Mortgage Investment Trust
2.956% (US0006M + 1.500%) due 09/25/2045 ~	244		245
3.229% (US0012M + 1.500%) due 10/25/2034 ~	218		221
3.453% (US0006M + 2.000%) due 02/25/2045 ~	22		22
BAMLL Commercial Mortgage Securities Trust
2.027% (LIBOR01M + 0.800%) due 06/15/2028 ~	2,800		2,804
2.447% (LIBOR01M + 1.220%) due 01/15/2028 ~	3,000		3,006
2.627% (LIBOR01M + 1.400%) due 12/15/2031 ~	4,660		4,667

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Banc of America Funding Trust
3.228% due 02/20/2036 ~	$1,232	$	1,221
3.597% due 01/20/2047 ^~	109		104
Banc of America Mortgage Trust
3.432% due 02/25/2036 ^~	75		71
4.067% due 07/20/2032 ~	16		16
Bancorp Commercial Mortgage Trust
2.657% (LIBOR01M + 1.430%) due 11/15/2033 ~	3,142		3,148
BCAP LLC Trust
3.321% due 07/26/2037 ~	60		61
3.547% due 09/26/2035 ~	825		824
Bear Stearns Adjustable Rate Mortgage Trust
2.779% due 11/25/2030 ~	37		35
3.237% due 07/25/2033 ~	4,188		4,131
3.260% (H15T1Y + 2.450%) due 03/25/2035 ~	1,148		1,162
3.280% (H15T1Y + 2.050%) due 08/25/2035 ~	21		21
3.353% due 08/25/2033 ~	1,449		1,450
3.386% due 10/25/2035 ~	5		5
3.423% due 01/25/2035 ~	76		75
3.496% due 11/25/2034 ~	558		547
3.546% due 11/25/2034 ~	7,059		6,108
3.560% due 01/25/2034 ~	55		56
3.601% due 01/25/2034 ~	211		214
3.636% (US0012M + 1.950%) due 03/25/2035 ~	80		81
3.666% due 05/25/2047 ^~	1,123		1,075
Bear Stearns ALT-A Trust
1.397% (US0001M + 0.160%) due 02/25/2034 ~	696		651
1.937% (US0001M + 0.700%) due 09/25/2034 ~	2,007		1,993
3.212% due 01/25/2036 ^~	1,677		1,643
3.452% due 09/25/2035 ~	2,679		2,393
3.477% due 11/25/2036 ~	2,633		2,458
3.564% due 05/25/2035 ~	205		208
Bear Stearns Structured Products, Inc. Trust
3.359% due 01/26/2036 ~	6,439		5,727
3.435% due 12/26/2046 ~	3,475		3,058
BX Trust
2.114% (LIBOR01M + 0.880%) due 07/15/2034 ~	12,600		12,634
2.154% (LIBOR01M + 0.920%) due 07/15/2034 ~	23,900		23,971
CGMS Commercial Mortgage Trust
2.027% (LIBOR01M + 0.800%) due 07/15/2030 ~	19,500		19,528
Chase Mortgage Finance Trust
3.372% due 03/25/2037 ^~	372		365
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.487% (US0001M + 0.250%) due 08/25/2035 ~	199		196

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	33

Schedule of Investments PIMCO Short-Term Fund (cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Citigroup Commercial Mortgage Trust
2.077% due 07/15/2032 ~	$6,800	$	6,808
2.515% (LIBOR01M + 1.280%) due 07/15/2027 ~	9,345		9,354
Citigroup Mortgage Loan Trust
1.307% (LIBOR01M + 0.070%) due 01/25/2037 ~	298		237
3.210% (H15T1Y + 2.400%) due 10/25/2035 ^~	140		140
3.504% due 07/25/2046 ^~	284		256
3.737% due 09/25/2037 ^~	2,291		2,166
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~	41		40
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	320		321
3.450% due 08/25/2035 ~	914		917
3.573% due 03/25/2034 ~	60		60
Cold Storage Trust
2.234% (LIBOR01M + 1.000%) due 04/15/2036 ~	33,100		33,267
COLT Mortgage Loan Trust
3.000% due 05/25/2046	539		550
Countrywide Alternative Loan Trust
1.397% (US0001M + 0.160%) due 02/25/2047 ~	155		149
1.416% (US0001M + 0.180%) due 02/20/2047 ^~	3,876		3,251
1.417% (US0001M + 0.180%) due 05/25/2047 ~	2,563		2,479
1.427% (US0001M + 0.190%) due 09/25/2046 ^~	1,047		938
1.431% (US0001M + 0.195%) due 12/20/2046 ^~	2,657		2,281
1.446% (US0001M + 0.210%) due 07/20/2046 ^~	1,355		913
1.447% (US0001M + 0.210%) due 07/25/2046 ~	251		242
1.889% (12MTA + 1.000%) due 12/25/2035 ~	525		494
1.889% (12MTA + 1.000%) due 02/25/2036 ~	309		283
3.549% due 02/25/2037 ^~	1,105		1,076
6.000% due 04/25/2037 ^	158		113
6.250% due 12/25/2033	234		241
Countrywide Commercial Mortgage Trust
6.462% due 11/12/2043 ~	1,396		1,394
Countrywide Home Loan Mortgage Pass-Through Trust
1.697% (US0001M + 0.460%) due 05/25/2035 ~	217		202
1.817% (US0001M + 0.580%) due 04/25/2035 ~	26		24
1.877% (US0001M + 0.640%) due 03/25/2035 ~	314		277

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
2.750% due 07/19/2031 ~	$4	$	4
3.391% due 09/25/2047 ^~	221		208
3.741% due 11/19/2033 ~	126		129
Countrywide Home Loan Reperforming REMIC Trust
1.577% (US0001M + 0.340%) due 06/25/2035 ~	2,742		2,550
5.122% due 01/25/2034 ~	11		11
Credit Suisse Commercial Mortgage Trust
1.984% (LIBOR01M + 0.750%) due 07/15/2032 ~	15,600		15,626
2.184% (LIBOR01M + 0.950%) due 02/15/2031 ~	7,500		7,516
Credit Suisse First Boston Mortgage Securities Corp.
1.831% due 03/25/2032 ~	41		39
3.271% due 11/25/2033 ~	1,264		1,267
3.608% due 11/25/2034 ~	416		435
First Horizon Mortgage Pass-Through Trust
3.294% due 08/25/2035 ~	359		314
First Republic Mortgage Loan Trust
1.584% (US0001M + 0.350%) due 11/15/2031 ~	163		159
GMAC Mortgage Corp. Loan Trust
4.014% due 08/19/2034 ~	1,464		1,452
Gosforth Funding PLC
1.787% due 12/19/2059 ~	9,500		9,507
Great Wolf Trust
2.090% due 09/15/2034 ~	10,000		10,012
GreenPoint Mortgage Funding Trust
1.507% (US0001M + 0.270%) due 11/25/2045 ~	372		331
1.677% (US0001M + 0.440%) due 06/25/2045 ~	260		245
1.697% (US0001M + 0.460%) due 06/25/2045 ~	130		121
GS Mortgage Securities Corp. Trust
1.934% (LIBOR01M + 0.700%) due 07/15/2032 ~	8,000		8,014
GS Mortgage Securities Trust
3.648% due 01/10/2047	34,500		36,154
GSMPS Mortgage Loan Trust
8.500% due 01/25/2036	145		156
GSR Mortgage Loan Trust
3.204% due 09/25/2035 ~	1,857		1,898
3.390% due 04/25/2036 ~	289		264
3.395% due 01/25/2036 ^~	435		437
HarborView Mortgage Loan Trust
1.367% (US0001M + 0.130%) due 03/19/2037 ~	812		766
1.417% (US0001M + 0.180%) due 07/19/2046 ^~	1,856		1,267
1.477% (LIBOR01M + 0.240%) due 03/19/2036 ~	3,110		2,567

34	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
1.677% (US0001M + 0.440%) due 05/19/2035 ~	$1,194	$	1,122
3.330% due 04/19/2034 ~	21		21
3.629% due 08/19/2036 ^~	97		90
Impac CMB Trust
1.877% (US0001M + 0.640%) due 03/25/2035 ~	3,680		3,597
2.137% (US0001M + 0.900%) due 10/25/2033 ~	10		10
IMT Mortgage Trust
1.934% (LIBOR01M + 0.700%) due 06/15/2034 ~	9,900		9,912
IndyMac Adjustable Rate Mortgage Trust
2.222% due 01/25/2032 ~	2		2
2.292% due 01/25/2032 ~	1		1
IndyMac Mortgage Loan Trust
1.417% (LIBOR01M + 0.180%) due 07/25/2047 ~	726		537
1.427% (US0001M + 0.190%) due 09/25/2046 ~	1,194		1,058
1.437% (US0001M + 0.200%) due 06/25/2046 ~	624		545
1.447% (US0001M + 0.210%) due 05/25/2046 ~	197		189
1.477% (US0001M + 0.240%) due 07/25/2035 ~	170		166
3.109% due 12/25/2034 ~	30		30
JPMCC Commercial Mortgage Securities Trust
3.379% due 09/15/2050	4,300		4,419
JPMorgan Chase Commercial Mortgage Securities Corp.
2.064% (LIBOR01M + 0.830%) due 07/15/2034 ~	16,300		16,344
JPMorgan Chase Commercial Mortgage Securities Trust
2.727% (LIBOR01M + 1.500%) due 10/15/2034 ~	8,600		8,643
JPMorgan Mortgage Trust
3.155% due 04/25/2035 ~	2,428		2,337
LB Commercial Mortgage Trust
6.410% due 06/15/2031	320		323
LMREC, Inc.
2.936% (LIBOR01M + 1.700%) due 11/24/2031 +~	16,300		16,422
Luminent Mortgage Trust
1.404% (LIBOR01M + 0.170%) due 12/25/2036 ~	823		737
1.414% (LIBOR01M + 0.180%) due 12/25/2036 ^~	261		235
1.437% (US0001M + 0.200%) due 10/25/2046 ~	252		245
MASTR Adjustable Rate Mortgages Trust
1.447% (US0001M + 0.210%) due 04/25/2046 ~	588		486
3.441% due 11/21/2034 ~	987		1,017

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
MASTR Alternative Loan Trust
5.000% due 04/25/2019	$28	$	28
6.000% due 08/25/2033	905		959
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.934% (US0001M + 0.700%) due 11/15/2031 ~	867		869
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.674% (US0001M + 0.440%) due 12/15/2030 ~	886		863
2.094% (US0001M + 0.860%) due 08/15/2032 ~	59		57
2.610% due 10/20/2029 ~	602		605
Merrill Lynch Mortgage Investors Trust
1.447% (US0001M + 0.210%) due 02/25/2036 ~	4,141		3,989
1.487% (US0001M + 0.250%) due 11/25/2035 ~	843		801
2.237% (US0001M + 1.000%) due 10/25/2035 ~	1,885		1,809
2.665% (US0006M + 1.250%) due 10/25/2035 ~	1,098		1,099
2.953% (US0006M + 1.500%) due 12/25/2032 ~	6		6
Merrill Lynch Mortgage-Backed Securities Trust
3.640% due 04/25/2037 ^~	355		311
Morgan Stanley Bank of America Merrill Lynch Trust
3.040% due 04/15/2048	3,500		3,577
Morgan Stanley Mortgage Loan Trust
1.457% (US0001M + 0.220%) due 02/25/2047 ~	970		515
3.145% due 06/25/2036 ~	96		98
MortgageIT Trust
1.977% (US0001M + 0.740%) due 12/25/2034 ~	723		719
Motel 6 Trust
2.154% due 08/15/2034 ~	44,900		45,050
Nomura Resecuritization Trust
2.224% (US0001M + 0.386%) due 12/26/2036 ~	5,148		5,087
3.106% due 04/26/2037 ~	9,669		9,815
PFP Ltd.
2.117% due 07/14/2035 +~(b)	37,400		37,401
RAIT Trust
2.679% (LIBOR01M + 1.450%) due 11/13/2031 ~	445		445
RBS Acceptance, Inc.
3.991% due 06/25/2024 ~	2		2
RBSSP Resecuritization Trust
1.554% (US0001M + 0.320%) due 08/26/2045 ~	6,211		6,082

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	35

Schedule of Investments PIMCO Short-Term Fund (cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
1.734% (US0001M + 0.500%) due 09/26/2036 ~		$855	$	853
1.734% (US0001M + 0.500%) due 10/26/2036 ~		1,726		1,715
3.038% due 10/26/2036 ~		196		197
3.296% due 10/25/2035 ~		8,328		8,449
Residential Accredit Loans, Inc. Trust
1.447% (US0001M + 0.210%) due 04/25/2046 ~		195		112
1.487% (US0001M + 0.250%) due 08/25/2037 ~		427		413
1.537% (US0001M + 0.300%) due 08/25/2035 ~		812		725
2.249% (12MTA + 1.360%) due 09/25/2045 ~		506		486
Residential Asset Securitization Trust
3.424% due 12/25/2034 ~		2,419		2,403
5.750% due 02/25/2036 ^		130		103
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032		21		22
RFTI Issuer Ltd.
2.984% (LIBOR01M + 1.750%) due 08/15/2030 ~		10,402		10,400
Ripon Mortgages PLC
1.082% (BP0003M + 0.800%) due 08/20/2056 ~	GBP	46,181		62,130
Sequoia Mortgage Trust
1.436% (US0001M + 0.200%) due 05/20/2035 ~		$3,905		3,832
1.996% (US0001M + 0.760%) due 10/20/2027 ~		297		285
3.147% due 01/20/2047 ^~		208		172
3.268% due 04/20/2035 ~		226		236
Stonemont Portfolio Trust
2.085% due 08/20/2030 ~		26,900		26,976
Structured Adjustable Rate Mortgage Loan Trust
2.344% (12MTA + 1.400%) due 01/25/2035 ~		58		54
3.452% due 02/25/2034 ~		74		75
3.487% due 08/25/2035 ~		539		539
Structured Asset Mortgage Investments Trust
1.367% (US0001M + 0.130%) due 03/25/2037 ~		843		659
1.427% (US0001M + 0.190%) due 07/25/2046 ^~		2,148		1,986
1.457% (US0001M + 0.220%) due 05/25/2036 ~		5,521		5,098
1.457% (US0001M + 0.220%) due 05/25/2046 ~		1,007		578
1.487% (US0001M + 0.250%) due 07/19/2035 ~		3,135		3,061
1.517% (US0001M + 0.280%) due 02/25/2036 ^~		27		25

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
1.697% (US0001M + 0.460%) due 05/25/2045 ~	$398	$	374
1.817% (US0001M + 0.580%) due 07/19/2034 ~	15		15
1.897% (US0001M + 0.660%) due 09/19/2032 ~	20		20
1.937% (US0001M + 0.700%) due 03/19/2034 ~	264		258
1.937% (US0001M + 0.700%) due 04/19/2035 ~	1,037		1,030
Structured Asset Securities Corp.
5.050% due 02/25/2034	11		12
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.282% due 07/25/2032 ~	45		42
Thornburg Mortgage Securities Trust
3.061% due 04/25/2045 ~	160		160
UBS-Barclays Commercial Mortgage Trust
2.021% (LIBOR01M + 0.790%) due 04/10/2046 ~	3,300		3,343
WaMu Mortgage Pass-Through Certificates Trust
1.497% (US0001M + 0.260%) due 11/25/2045 ~	109		108
1.507% (US0001M + 0.270%) due 12/25/2045 ~	170		166
1.527% (US0001M + 0.290%) due 10/25/2045 ~	1,147		1,154
1.547% (US0001M + 0.310%) due 01/25/2045 ~	143		140
1.589% (12MTA + 0.700%) due 02/25/2047 ^~	514		459
1.619% (12MTA + 0.730%) due 01/25/2047 ~	372		362
1.629% (12MTA + 0.740%) due 01/25/2047 ^~	753		647
1.640% (12MTA + 0.810%) due 12/25/2046 ~	1,564		1,540
1.649% (12MTA + 0.760%) due 04/25/2047 ~	1,207		1,204
1.650% (12MTA + 0.820%) due 12/25/2046 ^~	756		688
1.889% (12MTA + 1.000%) due 02/25/2046 ~	2,002		1,967
1.889% (12MTA + 1.000%) due 08/25/2046 ~	10,454		9,874
1.957% (COF 11 + 1.250%) due 02/27/2034 ~	47		46
1.957% (COF 11 + 1.250%) due 01/25/2047 ~	197		195
2.089% (12MTA + 1.200%) due 11/25/2042 ~	290		277
2.157% (COF 11 + 1.500%) due 12/25/2046 ~	745		739
2.207% (COF 11 + 1.500%) due 07/25/2046 ~	220		216

36	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
2.207% (COF 11 + 1.500%) due 08/25/2046 ~	$5,333	$	5,227
2.207% (COF 11 + 1.500%) due 09/25/2046 ~	373		372
2.207% (COF 11 + 1.500%) due 11/25/2046 ~	137		131
2.289% (12MTA + 1.400%) due 06/25/2042 ~	340		330
2.289% (12MTA + 1.400%) due 08/25/2042 ~	392		380
2.606% due 01/25/2037 ^~	430		399
2.730% due 03/25/2033 ~	56		57
2.798% due 04/25/2037 ^~	300		267
2.819% due 12/25/2036 ^~	277		266
2.880% due 05/25/2037 ^~	568		483
3.029% due 02/25/2037 ^~	658		605
3.078% due 02/25/2037 ^~	1,526		1,461
3.138% due 02/25/2037 ^~	766		710
3.145% due 06/25/2034 ~	1,415		1,444
3.232% due 09/25/2036 ^~	463		440
3.305% due 09/25/2033 ~	1,279		1,306
3.357% due 09/25/2033 ~	540		547
Washington Mutual Mortgage Pass-Through Certificates Trust
1.859% (12MTA + 0.970%) due 05/25/2046 ~	457		396
3.319% due 02/25/2033 ~	19		19
Wells Fargo Commercial Mortgage Trust
2.278% (LIBOR01M + 1.050%) due 07/15/2046 ~	2,500		2,534
2.784% (LIBOR01M + 1.550%) due 01/15/2059 ~	3,500		3,651
Wells Fargo Mortgage-Backed Securities Trust
3.177% due 03/25/2036 ~	103		105
3.296% due 06/25/2035 ~	1,318		1,355
3.327% due 12/25/2034 ~	766		779
3.386% due 07/25/2036 ^~	398		401
3.403% due 09/25/2034 ~	108		110
Wells Fargo-RBS Commercial Mortgage Trust
2.428% (LIBOR01M + 1.200%) due 06/15/2045 ~	15,000		15,310
3.369% due 11/15/2047	13,025		13,549

Total Non-Agency Mortgage-Backed Securities (Cost $679,331)			690,806

ASSET-BACKED SECURITIES 13.6%
ACE Securities Corp. Home Equity Loan Trust
1.297% (US0001M + 0.060%) due 10/25/2036 ~	13		7
Allegro CLO Ltd.
2.531% (US0003M + 1.220%) due 01/30/2026 ~	21,300		21,400

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Alpstar CLO PLC
0.080% (EUR006M + 0.330%) due 05/15/2024 ~	EUR	1,122	$	1,326
Amortizing Residential Collateral Trust
1.817% (US0001M + 0.580%) due 07/25/2032 ~		$60		58
1.937% (US0001M + 0.700%) due 10/25/2031 ~		251		246
1.937% (US0001M + 0.700%) due 08/25/2032 ~		270		261
Amresco Residential Securities Corp. Mortgage Loan Trust
2.177% (US0001M + 0.940%) due 06/25/2029 ~		99		94
Apidos CLO
2.286% (US0003M + 0.980%) due 01/19/2025 ~		35,600		35,629
Ares CLO Ltd.
2.666% (US0003M + 1.350%) due 12/05/2025 ~		10,900		10,977
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.287% (US0001M + 1.050%) due 12/25/2033 ~		178		179
Asset-Backed Funding Certificates Trust
1.937% (US0001M + 0.700%) due 06/25/2034 ~		530		529
Asset-Backed Securities Corp. Home Equity Loan Trust
1.317% (US0001M + 0.080%) due 05/25/2037 ~		28		20
Atlas Senior Loan Fund Ltd.
2.541% (US0003M + 1.230%) due 01/30/2024 ~		6,230		6,263
AVANT Loans Funding Trust
2.410% due 03/15/2021		3,718		3,725
Babson CLO Ltd.
2.454% (US0003M + 1.150%) due 10/17/2026 ~		13,600		13,663
Basic Asset-Backed Securities Trust
1.547% (US0001M + 0.310%) due 04/25/2036 ~		1,300		1,253
Bayview Opportunity Master Fund Trust
3.105% due 07/28/2032		2,424		2,423
3.105% due 08/28/2032		8,928		8,933
3.475% due 10/28/2031		434		437
3.475% due 04/28/2032 ~		2,587		2,609
3.598% due 02/28/2032 ~		3,371		3,382
Bear Stearns Asset-Backed Securities Trust
1.897% (US0001M + 0.660%) due 10/25/2032 ~		257		253
2.037% (LIBOR01M + 0.400%) due 10/27/2032 ~		76		74

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	37

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
2.237% (US0001M + 1.000%) due 10/25/2037 ~		$1,648	$	1,660
2.237% (US0001M + 1.000%) due 11/25/2042 ~		22		22
Black Diamond CLO Ltd.
2.354% (US0003M + 1.050%) due 02/06/2026 ~		6,000		6,001
BlueMountain CLO Ltd.
2.201% (US0003M + 0.890%) due 10/29/2025 ~		3,600		3,600
2.634% (US0003M + 1.330%) due 04/13/2027 ~		18,200		18,372
Bravo Mortgage Asset Trust
1.477% (US0001M + 0.240%) due 07/25/2036 ~		607		601
Carlyle Global Market Strategies CLO Ltd.
2.444% (US0003M + 1.140%) due 10/16/2025 ~		20,200		20,240
2.467% (US0003M + 1.150%) due 07/27/2026 ~		6,600		6,638
2.767% (US0003M + 1.450%) due 07/27/2026 ~		64,200		64,285
CELF Loan Partners PLC
0.119% (EUR006M + 0.370%) due 05/03/2023 ~	EUR	399		472
Cent CLO Ltd.
2.527% (US0003M + 1.210%) due 07/27/2026 ~		$38,600		38,751
2.641% (US0003M + 1.330%) due 10/29/2025 ~		1,050		1,052
Chase Funding Trust
1.877% (US0001M + 0.640%) due 08/25/2032 ~		25		23
CIFC Funding Ltd.
2.333% (US0003M + 1.020%) due 10/24/2025 ~		10,400		10,421
CIT Group Home Equity Loan Trust
1.780% (LIBOR01M + 0.540%) due 06/25/2033 ~		36		35
Citigroup Mortgage Loan Trust
1.297% (US0001M + 0.060%) due 07/25/2045 ~		347		279
Colony American Finance Ltd.
2.544% due 06/15/2048		15,319		15,226
Colony Starwood Homes Trust
2.737% (LIBOR01M + 1.500%) due 07/17/2033 ~		35,627		36,134
Commonbond Student Loan Trust
2.550% due 05/25/2041		10,412		10,349
ContiMortgage Home Equity Loan Trust
1.574% (US0001M + 0.340%) due 03/15/2027 ~		1		1

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Countrywide Asset-Backed Certificates
1.717% (LIBOR01M + 0.480%) due 12/25/2031 ^~		$33	$	27
1.977% (US0001M + 0.740%) due 05/25/2032 ~		213		206
2.097% (US0001M + 0.860%) due 05/25/2033 ~		7		7
Countrywide Asset-Backed Certificates Trust
1.777% (US0001M + 0.540%) due 12/25/2034 ~		8,235		8,022
Countrywide Home Equity Loan Trust
1.374% (US0001M + 0.140%) due 01/15/2037 ~		23		22
Credit Suisse First Boston Mortgage Securities Corp.
1.857% (US0001M + 0.620%) due 01/25/2032 ~		2		2
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021		16,281		16,551
Credit-Based Asset Servicing and Securitization LLC
1.297% (US0001M + 0.060%) due 11/25/2036 ~		52		33
1.354% (LIBOR01M + 0.120%) due 07/25/2037 ~		379		250
CVC Cordatus Loan Fund Ltd.
0.870% (EUR006M + 0.870%) due 07/15/2027 ~	EUR	16,000		18,958
Delta Funding Home Equity Loan Trust
2.054% (US0001M + 0.820%) due 09/15/2029 ~		$27		27
Drug Royalty LP
4.154% (US0003M + 2.850%) due 07/15/2023 ~		5,378		5,432
Duchess CLO BV
0.000% due 02/28/2023 ♦	EUR	686		811
Eagle Ltd.
2.570% due 12/15/2039		$1,469		1,461
Eaton Vance CDO PLC
1.555% (US0003M + 0.240%) due 02/22/2027 ~		363		363
1.615% (US0003M + 0.300%) due 02/22/2027 ~		516		517
Edsouth Indenture LLC
1.967% (US0001M + 0.730%) due 04/25/2039 ~		4,255		4,256
EFS Volunteer LLC
2.164% (US0003M + 0.850%) due 10/25/2035 ~		8,094		8,104
EMC Mortgage Loan Trust
1.974% (US0001M + 0.370%) due 05/25/2040 ~		38		36

38	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Emerson Park CLO Ltd.
2.284% (US0003M + 0.980%) due 07/15/2025 ~		$8,400	$	8,427
Equity One Mortgage Pass-Through Trust
1.797% (LIBOR01M + 0.560%) due 11/25/2032 ~		91		91
1.837% (US0001M + 0.600%) due 04/25/2034 ~		545		484
Evergreen Credit Card Trust
1.954% (LIBOR01M + 0.720%) due 04/15/2020 ~		41,800		41,932
Figueroa CLO Ltd.
2.575% (US0003M + 1.250%) due 06/20/2027 ~		8,200		8,226
First NLC Trust
1.307% (US0001M + 0.070%) due 08/25/2037 ~		495		318
Flagship Ltd.
2.427% (US0003M + 1.120%) due 01/20/2026 ~		10,600		10,657
Fortress Credit BSL Ltd.
2.456% (US0003M + 1.150%) due 10/19/2025 ~		13,400		13,406
2.486% (US0003M + 1.180%) due 01/19/2025 ~		1,927		1,931
Fortress Credit Investments Ltd.
2.554% (US0003M + 1.250%) due 07/17/2023 ~		8,897		8,903
Galaxy CLO Ltd.
2.444% (US0003M + 1.130%) due 11/16/2025 ~		22,900		22,991
Gallatin CLO Ltd.
2.574% (US0003M + 1.270%) due 07/15/2023 ~		2,943		2,947
Gallatin Loan Management
1.000% due 07/15/2027 +(b)		15,000		15,001
GCAT LLC
4.500% due 03/25/2021		1,854		1,871
GreenPoint Home Equity Loan Trust
1.587% (US0001M + 0.360%) due 01/15/2030 ~		4		4
GSAMP Trust
1.307% (US0001M + 0.070%) due 12/25/2036 ~		371		201
1.917% (US0001M + 0.680%) due 11/25/2034 ~		202		203
Harbourmaster Pro-Rata CLO BV
0.031% due 09/20/2023	EUR	1,114		1,314
Home Equity Asset Trust
2.157% (US0001M + 0.920%) due 02/25/2033 ~		$1		1
2.182% (US0001M + 0.945%) due 06/25/2034 ~		6,715		6,707

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
HSI Asset Loan Obligation Trust
1.297% (US0001M + 0.060%) due 12/25/2036 ~		$116	$	54
HSI Asset Securitization Corp. Trust
1.397% (US0001M + 0.160%) due 05/25/2037 ~		231		228
ICG U.S. CLO Ltd.
2.494% (US0003M + 1.190%) due 10/15/2026 ~		33,000		33,115
Invitation Homes Trust
2.534% (LIBOR01M + 1.300%) due 08/17/2032 ~		17,280		17,419
Jamestown CLO Ltd.
2.444% (US0003M + 1.140%) due 01/15/2026 ~		10,500		10,531
JMP Credit Advisors CLO Ltd.
2.544% (US0003M + 1.240%) due 10/17/2025 ~		35,900		36,070
KVK CLO Ltd.
2.454% (US0003M + 1.150%) due 01/15/2026 ~		25,000		25,068
Lehman ABS Mortgage Loan Trust
1.327% (US0001M + 0.090%) due 06/25/2037 ~		412		292
Lehman XS Trust
1.387% (US0001M + 0.150%) due 04/25/2037 ^~		593		500
Lockwood Grove CLO Ltd.
2.784% (US0003M + 1.470%) due 04/25/2025 ~		16,600		16,709
Long Beach Mortgage Loan Trust
1.797% (US0001M + 0.560%) due 10/25/2034 ~		359		358
1.937% (US0001M + 0.700%) due 03/25/2032 ~		21		21
Madison Park Funding Ltd.
1.540% (US0003M + 0.223%) due 02/26/2021 ~		708		709
2.416% (US0003M + 1.110%) due 01/19/2025 ~		2,500		2,508
2.637% (US0003M + 1.330%) due 04/20/2026 ~		8,200		8,242
Malin CLO BV
0.000% due 05/07/2023 ♦	EUR	682		806
Massachusetts Educational Financing Authority
2.264% (US0003M + 0.950%) due 04/25/2038 ~		$1,231		1,238
MASTR Asset-Backed Securities Trust
1.287% (US0001M + 0.050%) due 11/25/2036 ~		65		33
1.287% (US0001M + 0.050%) due 01/25/2037 ~		317		130

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	39

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Merrill Lynch Mortgage Investors Trust
1.317% (US0001M + 0.080%) due 09/25/2037 ~	$6	$	2
1.357% (US0001M + 0.120%) due 02/25/2037 ~	341		156
Morgan Stanley ABS Capital, Inc. Trust
1.297% (US0001M + 0.060%) due 05/25/2037 ~	240		148
1.337% (US0001M + 0.100%) due 09/25/2036 ~	22		11
Morgan Stanley IXIS Real Estate Capital Trust
1.287% (US0001M + 0.050%) due 11/25/2036 ~	10		5
Mountain Hawk CLO Ltd.
2.467% (US0003M + 1.160%) due 07/22/2024 ~	1,800		1,805
Mountain View CLO Ltd.
2.464% (US0003M + 1.160%) due 04/12/2024 ~	5,308		5,308
Navient Private Education Loan Trust
2.650% due 12/15/2028	13,709		13,795
2.740% due 02/15/2029	8,736		8,832
Navient Student Loan Trust
2.048% due 07/26/2066 ~	24,200		24,172
2.284% (US0001M + 1.050%) due 12/27/2066 ~	33,538		34,038
2.387% (US0001M + 1.150%) due 03/25/2066 ~	31,652		32,073
2.487% (US0001M + 1.250%) due 06/25/2065 ~	28,498		29,108
Nelnet Student Loan Trust
1.834% (US0001M + 0.600%) due 02/27/2051 ~	9,708		9,741
2.037% (US0001M + 0.800%) due 09/25/2065 ~	5,883		5,971
New Century Home Equity Loan Trust
1.417% (US0001M + 0.180%) due 05/25/2036 ~	453		392
NewMark Capital Funding CLO Ltd.
2.516% (US0003M + 1.220%) due 06/30/2026 ~	12,900		12,903
Northstar Education Finance, Inc.
1.937% (US0001M + 0.700%) due 12/26/2031 ~	8,534		8,528
Northwoods Capital Ltd.
2.393% (US0003M + 1.080%) due 11/04/2025 ~	15,650		15,681
Oaktree CLO Ltd.
2.527% (US0003M + 1.220%) due 10/20/2026 ~	12,900		12,946
Octagon Investment Partners Ltd.
2.404% (US0003M + 1.100%) due 04/15/2026 ~	19,400		19,430

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
OFSI Fund Ltd.
2.454% (US0003M + 1.150%) due 04/17/2025 ~	$17,054	$	17,105
OHA Credit Partners Ltd.
2.317% (US0003M + 1.010%) due 10/20/2025 ~	32,900		32,988
OneMain Financial Issuance Trust
2.370% due 09/14/2032	21,000		20,921
2.430% due 06/18/2024	3		3
2.570% due 07/18/2025	32,422		32,522
Option One Mortgage Loan Trust
1.777% (US0001M + 0.540%) due 08/25/2032 ~	104		101
1.897% (US0001M + 0.660%) due 05/25/2035 ~	1,759		1,769
Palmer Square CLO Ltd.
2.524% (US0003M + 1.220%) due 10/17/2027 ~	18,100		18,250
Panhandle-Plains Higher Education Authority, Inc.
2.429% (US0003M + 1.130%) due 10/01/2035 ~	796		794
Pinnacle Park CLO Ltd.
2.564% (US0003M + 1.260%) due 04/15/2026 ~	17,900		18,047
Progress Residential Trust
2.634% (LIBOR01M + 1.400%) due 01/17/2034 ~	6,700		6,803
2.734% (LIBOR01M + 1.500%) due 09/17/2033 ~	14,283		14,514
Regatta Funding Ltd.
2.474% (US0003M + 1.160%) due 10/25/2026 ~	8,600		8,607
Renaissance Home Equity Loan Trust
1.597% (US0001M + 0.360%) due 11/25/2034 ~	161		144
1.737% (US0001M + 0.500%) due 12/25/2033 ~	248		245
2.117% (US0001M + 0.880%) due 08/25/2033 ~	457		448
Residential Asset Mortgage Products Trust
1.797% (US0001M + 0.560%) due 06/25/2032 ~	4		4
Residential Asset Securities Corp. Trust
1.737% (US0001M + 0.500%) due 07/25/2032 ^~	60		55
SBA Tower Trust
2.898% due 10/15/2044	10,200		10,267
Securitized Asset-Backed Receivables LLC Trust
1.912% (US0001M + 0.675%) due 01/25/2035 ~	2,439		2,403
SLC Student Loan Trust
1.375% (US0003M + 0.060%) due 05/15/2029 ~	10,283		10,147

40	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
1.430% (US0003M + 0.110%) due 03/15/2027 ~	$14,528	$	14,488
SLM Private Credit Student Loan Trust
1.490% (US0003M + 0.170%) due 12/15/2026 ~	20,049		20,018
SLM Private Education Loan Trust
2.590% due 01/15/2026	8,625		8,680
SLM Student Loan Trust
1.394% (US0003M + 0.080%) due 07/25/2019 ~	117		117
1.424% (US0003M + 0.110%) due 01/25/2027 ~	11,456		11,450
1.454% (US0003M + 0.140%) due 10/25/2028 ~	3,440		3,425
1.454% (US0003M + 0.140%) due 10/27/2031 ~	61,534		60,624
1.464% (US0003M + 0.150%) due 10/25/2029 ~	14,995		14,918
1.790% (LIBOR03M + 0.550%) due 12/15/2027 ~	34,341		34,344
1.864% (US0003M + 0.550%) due 01/25/2028 ~	7,563		7,581
1.870% (US0003M + 0.550%) due 12/15/2025 ~	28,700		28,777
1.937% (US0001M + 0.700%) due 01/25/2029 ~	6,761		6,782
2.064% (US0003M + 0.750%) due 04/25/2023 ~	1,870		1,868
2.214% (US0003M + 0.900%) due 07/25/2023 ~	3,600		3,617
2.814% (US0003M + 1.500%) due 04/25/2023 ~	37,485		38,407
3.014% (US0003M + 1.700%) due 07/25/2023 ~	13,938		14,364
SMB Private Education Loan Trust
2.340% due 09/15/2034	1,500		1,482
2.684% (US0001M + 1.450%) due 02/17/2032 ~	6,700		6,935
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026	13,845		13,843
Sofi Consumer Loan Program LLC
2.770% due 05/25/2026	21,645		21,743
SoFi Professional Loan Program LLC
2.720% due 10/27/2036	2,985		3,004
2.832% (US0001M + 1.600%) due 06/25/2025 ~	7,931		8,059
3.020% due 02/25/2040	2,105		2,118
Sound Point CLO Ltd.
2.294% (US0003M + 0.990%) due 07/15/2025 ~	9,847		9,866
Specialty Underwriting & Residential Finance Trust
1.917% (US0001M + 0.680%) due 01/25/2034 ~	173		166

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Springleaf Funding Trust
2.680% due 07/15/2030	$22,100	$	22,116
Staniford Street CLO Ltd.
2.500% (US0003M + 1.180%) due 06/15/2025 ~	500		502
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~	3,674		3,677
Starwood Waypoint Homes Trust
2.200% due 01/17/2035 ~	10,900		10,912
Stoney Lane Funding Corp.
1.544% (US0003M + 0.240%) due 04/18/2022 ~	104		104
Structured Asset Investment Loan Trust
1.927% (US0001M + 0.690%) due 06/25/2035 ~	2,117		2,129
2.212% (US0001M + 0.975%) due 10/25/2033 ~	40		40
Structured Asset Securities Corp. Mortgage Loan Trust
2.737% (US0001M + 1.500%) due 04/25/2035 ~	873		857
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045	2,129		2,138
Symphony CLO LP
2.404% (US0003M + 1.100%) due 01/09/2023 ~	8,870		8,887
THL Credit Wind River CLO Ltd.
2.484% (US0003M + 1.180%) due 04/18/2026 ~	700		703
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036	2,796		2,804
3.598% due 10/27/2036	8,006		8,014
Utah State Board of Regents
1.987% (US0001M + 0.750%) due 01/25/2057 ~	22,655		22,728
Venture CDO Ltd.
1.533% (US0003M + 0.220%) due 07/22/2021 ~	103		103
1.593% (US0003M + 0.280%) due 07/22/2021 ~	1,090		1,090
Venture CLO Ltd.
2.384% (US0003M + 1.080%) due 07/15/2026 ~	47,450		47,454
2.424% (US0003M + 1.120%) due 04/15/2026 ~	10,200		10,259
VOLT LLC
3.125% due 06/25/2047	46,648		46,882
3.125% due 09/25/2047	29,900		29,933
3.250% due 05/25/2047	51,579		51,846
3.250% due 04/25/2059	45,876		46,165
3.375% due 04/25/2047	5,548		5,592
3.375% due 05/28/2047	16,783		16,929
3.500% due 03/25/2047	10,675		10,779
4.375% due 11/27/2045	890		895

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	41

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Mutual Asset-Backed Certificates Trust
1.297% (US0001M + 0.060%) due 10/25/2036 ~		$63	$35

Total Asset-Backed Securities (Cost $1,825,150)			1,834,065

SOVEREIGN ISSUES 5.0%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2018 (d)	BRL	94,500	28,851
City of Chiba
1.870% due 10/26/2017	JPY	315,660	2,809
City of Fukuoka Japan
1.870% due 10/24/2017		420,000	3,737
City of Hiroshima Japan
0.220% due 10/25/2017		700,000	6,221
City of Osaka Japan
0.265% due 11/20/2017		330,000	2,933
1.730% due 11/20/2017		125,480	1,118
1.740% due 12/19/2017		540,000	4,817
City of Sapporo Japan
0.200% due 12/20/2017		330,000	2,934
Deposit Insurance Corp. of Japan
0.200% due 10/20/2017		1,200,000	10,665
Development Bank of Japan, Inc.
1.554% (US0003M + 0.240%) due 01/28/2020 ~(h)		$31,650	31,502
1.625% due 09/25/2019		1,150	1,141
1.690% due 03/20/2018	JPY	200,000	1,791
2.125% due 01/30/2019		$1,250	1,253
Export-Import Bank of India
2.750% due 04/01/2020		12,055	12,123
2.750% due 08/12/2020		15,779	15,840
3.875% due 10/02/2019		10,387	10,717
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		6,540	6,549
Fukuoka Prefecture
0.190% due 11/27/2017	JPY	800,000	7,111
Fukushima Prefecture
0.170% due 02/26/2018		700,000	6,225
Gunma Prefecture
0.241% due 11/24/2017		530,000	4,712
Hiroshima Prefecture
1.630% due 01/25/2018		1,400,000	12,507
Hokkaido Prefecture
1.700% due 11/30/2017		210,000	1,871

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Japan Bank for International Cooperation
1.697% (US0003M + 0.390%) due 07/21/2020 ~(h)		$42,500	$42,493
1.750% due 11/13/2018		2,500	2,499
1.796% (US0003M + 0.480%) due 06/01/2020 ~(h)		18,300	18,297
1.887% (US0003M + 0.570%) due 02/24/2020 ~(h)		35,250	35,381
2.125% due 06/01/2020		8,200	8,208
Japan Expressway Holding and Debt Repayment Agency
1.560% due 12/20/2017	JPY	100,000	892
1.700% due 11/30/2017		400,000	3,565
Japan Finance Corp.
0.100% due 11/02/2017		2,000,000	17,774
0.790% due 03/20/2018		100,000	892
Japan Finance Organization for Municipalities
0.230% due 10/27/2017		1,700,000	15,110
1.375% due 02/05/2018		$5,200	5,189
1.700% due 11/17/2017	JPY	431,000	3,839
1.770% due 12/20/2017		400,000	3,568
2.000% due 09/08/2020		$8,000	7,952
2.125% due 03/06/2019 (h)		11,000	11,007
2.500% due 09/12/2018		14	14
2.500% due 09/12/2018 (h)		26,430	26,565
Japan Student Services Organization
0.100% due 11/20/2017	JPY	200,000	1,777
Kanagawa Prefecture
1.590% due 12/20/2017		300,000	2,675
Korea Expressway Corp.
1.875% due 10/22/2017		$6,700	6,700
Korea Water Resources Corp.
2.000% due 04/16/2018 (h)		43,750	43,725
Major Joint Local Government Bond
1.720% due 11/24/2017	JPY	3,055,300	27,222
1.850% due 10/25/2017		1,668,400	14,845
Malaysia Government International Bond
3.260% due 03/01/2018	MYR	3,000	711
3.314% due 10/31/2017		58,507	13,859
3.678% due 11/23/2017		175,800	41,675
Nuclear Damage Compensation and Decommissioning Facilitation Corp.
0.059% due 11/02/2017	JPY	7,930,000	70,474
0.151% due 11/17/2017		400,000	3,556
Okayama Prefecture
1.720% due 11/30/2017		300,000	2,674
Osaka Prefecture
0.063% due 10/27/2017		800,000	7,110
0.220% due 10/30/2017		150,000	1,333
1.620% due 01/30/2018		140,000	1,251
1.730% due 11/29/2017		534,000	4,759
1.840% due 10/30/2017		200,000	1,781

42	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Saitama Prefecture
1.810% due 11/29/2017	JPY	145,000	$1,292
Saudi Government International Bond
2.375% due 10/26/2021		$12,400	12,245
Shizuoka Prefecture
1.810% due 11/28/2017	JPY	400,000	3,565
Tokyo Metropolitan Government
0.120% due 12/15/2017		218,890	1,945
2.000% due 05/17/2021		$2,400	2,369
2.125% due 05/20/2019		3,200	3,208
2.500% due 06/08/2022		20,900	21,015
Yamanashi Prefecture
1.860% due 10/30/2017	JPY	200,000	1,780

Total Sovereign Issues (Cost $686,574)			674,218

		SHARES
PREFERRED SECURITIES 0.1%

UTILITIES 0.1%
NextEra Energy Capital Holdings, Inc.
5.700% due 03/01/2072		332,000	8,356

Total Preferred Securities (Cost $8,356)			8,356

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.8%

CERTIFICATES OF DEPOSIT 1.9%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.926% due 03/04/2019		$16,000	16,008
Barclays Bank PLC
1.781% due 03/16/2018		129,600	129,726
1.827% due 05/17/2018		18,700	18,708
1.940% due 09/04/2018		7,600	7,606
First Republic Bank
1.700% due 10/30/2017		89,500	89,500

			261,548

COMMERCIAL PAPER 2.0%
Electricite de France S.A.
1.870% due 01/05/2018		18,000	17,925
1.870% due 01/09/2018		16,600	16,527
Enbridge Energy Partners LP
2.000% due 10/05/2017		15,000	14,996
Energy Transfer Partners
2.200% due 10/02/2017		50,000	49,993
2.200% due 10/06/2017		22,000	21,993
2.200% due 10/11/2017		7,900	7,895
2.200% due 10/16/2017		6,400	6,395

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Engie
1.520% due 10/20/2017		$4,200	$4,197
Ford Motor Credit Co.
1.950% due 04/18/2018		29,000	28,713
1.950% due 06/01/2018		15,400	15,207
HP, Inc.
1.800% due 03/26/2018		75,900	75,400
ONEOK, Inc.
1.900% due 10/30/2017		4,300	4,294

			263,535

SHORT-TERM NOTES 0.3%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		17,230	17,231
TechnipFMC PLC
2.000% due 10/01/2017		17,700	17,700

			34,931

ARGENTINA TREASURY BILLS 0.7%
3.117% due 12/15/2017 (c)(d)		92,200	91,694

MALAYSIA TREASURY BILLS 0.7%
2.996% due 11/10/2017 - 01/19/2018 (c)(d)	MYR	382,876	90,119

U.S. TREASURY BILLS 0.2%
1.047% due 11/09/2017 - 01/18/2018 (c)(d)(h)(j)(l)		$21,736	21,681

Total Short-Term Instruments (Cost $763,185)			763,508

Total Investments in Securities (Cost $13,122,282)			13,180,982

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	43

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 16.3%

SHORT-TERM INSTRUMENTS 16.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.3%
PIMCO Short-Term Floating NAV Portfolio III	82,182,396	$812,373
PIMCO Short-Term Floating NAV Portfolio IV	138,538,812	1,387,605

Total Short-Term Instruments (Cost $2,198,751)		2,199,978

Total Investments in Affiliates (Cost $2,198,751)		2,199,978

Total Investments 114.3% (Cost $15,321,033)		$15,380,960

Financial Derivative Instruments (i)(k) 0.2% (Cost or Premiums, net $17,371)		23,630

Other Assets and Liabilities, net (14.5)%		(1,949,896)

Net Assets 100.0%		$13,454,694

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

44	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	9.000%	10/11/2018 - 10/11/2019	09/18/2017	$67,354	$67,302	0.50%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BOS	0.650%	09/29/2017	10/02/2017	$	(20,269)	$(20,271)
	1.400	09/29/2017	10/02/2017		(17,473)	(17,475)
BSN	1.220	09/19/2017	10/03/2017		(5,096)	(5,098)
	1.220	09/21/2017	10/10/2017		(156,000)	(156,058)
IND	1.230	09/19/2017	10/03/2017		(3,120)	(3,121)
	1.240	09/19/2017	10/05/2017		(18,408)	(18,416)
	1.250	09/19/2017	10/05/2017		(37,232)	(37,249)
JPS	1.130	09/29/2017	10/19/2017		(74,493)	(74,500)
	1.220	09/20/2017	10/20/2017		(149,899)	(149,959)
RDR	1.230	09/28/2017	10/05/2017		(125,758)	(125,776)
	1.340	09/12/2017	10/10/2017		(36,414)	(36,441)
	1.370	09/18/2017	10/17/2017		(25,529)	(25,543)
SCX	1.430	09/07/2017	10/04/2017		(35,348)	(35,383)
	1.430	09/07/2017	10/10/2017		(270,130)	(270,398)
	1.430	09/08/2017	10/03/2017		(42,159)	(42,199)
	1.430	09/08/2017	10/10/2017		(26,302)	(26,327)
	1.430	09/08/2017	10/11/2017		(189,236)	(189,417)
	1.430	09/25/2017	10/10/2017		(96,380)	(96,407)
	1.430	09/26/2017	10/10/2017		(65,912)	(65,928)
	1.430	09/27/2017	10/03/2017		(16,537)	(16,540)
	1.430	09/27/2017	10/10/2017		(24,480)	(24,485)
	1.430	10/03/2017	10/10/2017		(15,349)	(15,349)
	1.430	10/03/2017	10/11/2017		(41,380)	(41,380)
	1.430	10/04/2017	10/10/2017		(30,466)	(30,466)
SGY	0.900	09/29/2017	10/03/2017		(11,173)	(11,174)

Total Reverse Repurchase Agreements						$(1,535,360)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
GSC	0.850%	09/29/2017	10/02/2017	$(210,036)	$(210,036)
	1.350	09/29/2017	10/02/2017	(77,397)	(77,397)
UBS	1.200	09/18/2017	10/02/2017	(175,188)	(175,188)
	1.210	09/18/2017	10/06/2017	(82,080)	(82,069)
	1.220	09/18/2017	11/03/2017	(4,098)	(4,093)

Total Sale-Buyback Transactions					$(548,783)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	45

Schedule of Investments PIMCO Short-Term Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(37,746)	$0	$(37,746)	$37,627	$(119)
BSN	0	(161,156)	0	(161,156)	160,547	(609)
IND	0	(58,786)	0	(58,786)	58,530	(256)
JPS	0	(224,459)	0	(224,459)	222,573	(1,886)
RDR	0	(187,760)	0	(187,760)	189,245	1,485
SCX	0	(854,279)	0	(854,279)	788,145	(66,134)
SGY	0	(11,174)	0	(11,174)	11,142	(32)

Master Securities Forward Transaction Agreement
GSC	0	0	(287,433)	(287,433)	286,454	(979)
UBS	0	0	(261,350)	(261,350)	258,590	(2,760)

Total Borrowings and Other Financing Transactions	$0	$(1,535,360)	$(548,783)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(767,084)	$0	$0	$(767,084)
U.S. Government Agencies	0	(61,984)	0	0	(61,984)
U.S. Treasury Obligations	0	(619,097)	0	0	(619,097)

Total	$0	$(1,448,165)	$0	$0	$(1,448,165)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(544,690)	(4,093)	0	(548,783)

Total	$0	$(544,690)	$(4,093)	$0	$(548,783)

Total Borrowings	$0	$(1,992,855)	$(4,093)	$0	$(1,996,948)

Payable for reverse repurchase agreements and sale-buyback transactions(4)					$(1,996,948)

(h)	Securities with an aggregate market value of $2,011,104 and cash of $1,750 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(1,506,584) at a weighted average interest rate of 0.965%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(2)	Payable for sale-buyback transactions includes $(15) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(4)	Unsettled reverse repurchase agreements liability of $(87,195) is outstanding at period end.

46	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month Canada Bankers Acceptance December Futures	12/2018	10,748	CAD	2,109,330	$(3,818)	$1,292	$(215)
3-Month Canada Bankers Acceptance June Futures	06/2018	5,662		1,112,661	(2,781)	567	0
3-Month Canada Bankers Acceptance June Futures	06/2019	3,518		689,785	(124)	423	(71)
3-Month Canada Bankers Acceptance March Futures	03/2019	6,827		1,339,137	274	821	(137)
90-Day Eurodollar December Futures	12/2018	3,158	$	774,776	(353)	0	(238)
90-Day Eurodollar June Futures	06/2018	16,026		3,938,390	(7,882)	0	(601)
90-Day Eurodollar March Futures	03/2018	26,641		6,554,352	(9,191)	0	(333)
U.S. Treasury 10-Year Note December Futures	12/2017	1,284		160,901	(1,625)	0	(301)

					$(25,500)	$3,103	$(1,896)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	3,158	$	(773,276)	$531	$333	$(1)
90-Day Eurodollar June Futures	06/2019	16,026		(3,928,173)	10,813	1,603	0
90-Day Eurodollar March Futures	03/2019	26,641		(6,533,039)	17,662	2,331	0
U.S. Treasury 2-Year Note December Futures	12/2017	29,980		(6,466,780)	18,803	3,747	0
United Kingdom Long Gilt December Futures	12/2017	1,872	GBP	(310,750)	9,386	75	(627)

					$57,195	$8,089	$(628)

Total Futures Contracts					$31,695	$11,192	$(2,524)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Exelon Generation Co. LLC	1.000%	Quarterly	12/20/2021	1.046%	$ 7,900	$(136)	$124	$(12)	$0	$(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	47

Schedule of Investments PIMCO Short-Term Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(5)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$342,800	$(25,394)	$(1,880)	$(27,274)	$0	$(836)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	3-Month USD-LIBOR	2.000%	Semi-Annual	12/20/2019	$	3,359,600	$20,630	$(8,470)	$12,160	$0	$(2,174)
Pay(6)	3-Month USD-LIBOR	0.000	Quarterly	06/21/2020		10,266,000	46	(3,890)	(3,844)	0	(365)
Pay(6)	3-Month USD-LIBOR	0.000	Quarterly	05/21/2022		700,300	0	(221)	(221)	0	(85)
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		1,393,500	(18,550)	6,675	(11,875)	2,490	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		517,400	42,457	(7,534)	34,923	965	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021	MXN	2,669,200	27	2,099	2,126	0	(259)
Pay	28-Day MXN-TIIE	7.810	Lunar	12/31/2021		975,000	1,164	876	2,040	0	(91)
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		1,200,000	606	(210)	396	0	(155)

							$46,380	$(10,675)	$35,705	$3,455	$(3,129)

Total Swap Agreements							$20,850	$(12,431)	$8,419	$3,455	$(3,966)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$11,192	$3,455	$14,647	$0	$ (2,524)	$(3,966)	$(6,490)

(j)	Securities with an aggregate market value of $29,706 and cash of $64,225 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and

48	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2017	AUD	427,018	$	339,709	$4,756	$0
BOA	10/2017		81,933		65,531	1,263	0
	10/2017	CAD	12,840		10,422	131	0
	10/2017	$	138,214	CAD	172,492	29	0
	10/2017		4,235	DKK	26,490	0	(28)
	10/2017		87,082	EUR	74,268	703	(8)
	10/2017		1,197	GBP	883	0	(14)
	10/2017		101	ILS	355	0	(1)
	11/2017	CAD	172,492	$	138,248	0	(24)
	11/2017	EUR	73,234		85,992	0	(701)
	01/2018	DKK	26,490		4,259	28	0
BPS	10/2017	BRL	112,500		35,096	0	(425)
	10/2017	GBP	3,078		4,054	0	(70)
	10/2017	JPY	2,826,460		25,800	661	(1)
	10/2017	$	35,511	BRL	112,500	10	0
	11/2017	AUD	508,951	$	398,117	0	(965)
	11/2017	JPY	2,325,480		22,632	1,937	0
	11/2017	$	999	JPY	112,400	1	0
	12/2017	JPY	1,740,000	$	16,967	1,445	0
CBK	10/2017		4,390,000		39,923	1,081	(213)
	10/2017	$	4,569	JPY	515,386	11	0
	11/2017	JPY	5,100,386	$	49,370	3,991	(11)
	12/2017		218,890		1,921	0	(31)
	12/2017	$	50,870	MXN	921,970	0	(828)
	01/2018	JPY	1,540,000	$	13,556	0	(211)
	02/2018		700,000		6,173	0	(96)
GLM	10/2017	BRL	64,000		20,202	0	(5)
	10/2017	CAD	513,881		410,120	0	(1,729)
	10/2017	$	20,402	BRL	64,000	0	(194)
	10/2017		7,778	GBP	5,812	53	(42)
	10/2017		994	JPY	112,400	5	0
	11/2017	MYR	69,507	$	16,412	60	(101)
	12/2017		139,600		33,294	272	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	49

Schedule of Investments PIMCO Short-Term Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2017	$	2,176	MXN	39,131	$0	$(52)
	01/2018	MYR	107,963	$	25,715	216	(20)
	04/2018	BRL	46,000		14,327	131	0
HUS	10/2017	DKK	26,490		4,084	0	(123)
	10/2017	$	1,444	GBP	1,089	15	0
	12/2017	MXN	151,189	$	8,323	116	0
	12/2017	$	562	MXN	10,104	0	(14)
IND	01/2018		4,035	DKK	27,660	382	0
JPM	10/2017	BRL	48,500	$	15,309	0	(4)
	10/2017	CAD	8,346		6,894	205	0
	10/2017	EUR	1,114		1,324	7	0
	10/2017	JPY	250,000		2,265	41	0
	10/2017	$	15,458	BRL	48,500	0	(145)
	10/2017		2,762	EUR	2,302	0	(41)
	10/2017		85,392	GBP	63,741	64	(43)
	11/2017	GBP	60,804	$	81,494	0	(62)
	11/2017	JPY	9,758,300		93,935	7,043	0
	11/2017	$	4,426	CAD	5,496	0	(20)
	12/2017	JPY	1,030,000	$	9,815	627	0
	03/2018		300,000		2,649	0	(41)
	04/2018	BRL	48,500		15,109	141	0
MSB	10/2017	EUR	75,456		90,940	1,758	0
	11/2017	MYR	237,100		56,569	460	0
	01/2018		37,813		8,829	0	(109)
NAB	10/2017	$	292,896	CAD	362,575	0	(2,310)
	11/2017	CAD	362,575	$	292,963	2,316	0
SCX	10/2017	JPY	515,386		4,757	176	0
SOG	10/2017	GBP	92,548		120,193	0	(3,821)
	12/2017	MXN	913,507		50,217	634	0
TOR	11/2017	EUR	9,310		10,760	0	(275)
UAG	10/2017	$	32,234	GBP	24,102	62	0
	11/2017	GBP	24,102	$	32,266	0	(62)
	11/2017	JPY	1,122,000		11,096	1,101	0
	11/2017	MYR	28,419		6,646	1	(80)
	11/2017	$	692	MYR	2,890	0	(8)
	12/2017	CZK	2,634	$	121	1	0
	12/2017	JPY	100,000		990	98	0
	03/2018	MYR	3,009		718	8	0

Total Forward Foreign Currency Contracts						$32,040	$(12,928)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200%	12/27/2017	$	5,200	$(12)	$(12)
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	12/27/2017		710,200	(1,900)	(2,060)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	12/27/2017		709,200	(1,567)	(1,567)

								$(3,479)	$(3,639)

Total Written Options								$(3,479)	$(3,639)

50	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
AZD	$4,756	$0	$0	$4,756	$0	$0	$0	$0	$4,756	$(3,450)	$1,306
BOA	2,154	0	0	2,154	(776)	0	0	(776)	1,378	(1,220)	158
BPS	4,054	0	0	4,054	(1,461)	0	0	(1,461)	2,593	(3,874)	(1,281)
CBK	5,083	0	0	5,083	(1,390)	(12)	0	(1,402)	3,681	(4,050)	(369)
FBF	0	0	0	0	0	(2,060)	0	(2,060)	(2,060)	0	(2,060)
GLM	737	0	0	737	(2,143)	0	0	(2,143)	(1,406)	3,002	1,596
HUS	131	0	0	131	(137)	0	0	(137)	(6)	12	6
IND	382	0	0	382	0	0	0	0	382	(260)	122
JPM	8,128	0	0	8,128	(356)	0	0	(356)	7,772	(7,670)	102
MSB	2,218	0	0	2,218	(109)	0	0	(109)	2,109	(2,660)	(551)
MYC	0	0	0	0	0	(1,567)	0	(1,567)	(1,567)	0	(1,567)
NAB	2,316	0	0	2,316	(2,310)	0	0	(2,310)	6	0	6
SCX	176	0	0	176	0	0	0	0	176	0	176
SOG	634	0	0	634	(3,821)	0	0	(3,821)	(3,187)	3,737	550
TOR	0	0	0	0	(275)	0	0	(275)	(275)	396	121
UAG	1,271	0	0	1,271	(150)	0	0	(150)	1,121	(1,140)	(19)

Total Over the Counter	$32,040	$0	$0	$32,040	$(12,928)	$(3,639)	$0	$(16,567)

(l)	Securities with an aggregate market value of $7,146 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$11,192	$11,192
Swap Agreements	0	0	0	0	3,455	3,455

	$0	$0	$0	$0	$14,647	$14,647

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$32,040	$0	$32,040

	$0	$0	$0	$32,040	$14,647	$46,687

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	51

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,524	$2,524
Swap Agreements	0	837	0	0	3,129	3,966

	$0	$837	$0	$0	$5,653	$6,490

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,928	$0	$12,928
Written Options	0	0	0	0	3,639	3,639

	$0	$0	$0	$12,928	$3,639	$16,567

	$0	$837	$0	$12,928	$9,292	$23,057

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(8,317)	$(8,317)
Swap Agreements	0	(10,178)	0	0	179	(9,999)

	$0	$(10,178)	$0	$0	$(8,138)	$(18,316)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(40,730)	$0	$(40,730)
Purchased Options	0	0	0	0	436	436
Written Options	0	0	0	0	1,782	1,782
Swap Agreements	0	1,197	0	0	0	1,197

	$0	$1,197	$0	$(40,730)	$2,218	$(37,315)

	$0	$(8,981)	$0	$(40,730)	$(5,920)	$(55,631)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$28,519	$28,519
Swap Agreements	0	(881)	0	0	(12,758)	(13,639)

	$0	$(881)	$0	$0	$15,761	$14,880

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,664	$0	$12,664
Purchased Options	0	0	0	0	27	27
Written Options	0	0	0	0	(1,230)	(1,230)
Swap Agreements	0	(707)	0	0	0	(707)

	$0	$(707)	$0	$12,664	$(1,203)	$10,754

	$0	$(1,588)	$0	$12,664	$14,558	$25,634

52	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$116,783	$33,800	$150,583
Corporate Bonds & Notes
Banking & Finance	0	3,592,537	115,968	3,708,505
Industrials	0	2,756,658	0	2,756,658
Utilities	0	515,191	0	515,191
Municipal Bonds & Notes
Arkansas	0	3,663	0	3,663
California	0	94,728	0	94,728
Colorado	0	1,564	0	1,564
District of Columbia	0	18,428	0	18,428
New Jersey	0	498	0	498
Pennsylvania	0	3,815	0	3,815
Texas	0	1,677	0	1,677
Washington	0	17,719	0	17,719
U.S. Government Agencies	0	283,395	0	283,395
U.S. Treasury Obligations	0	1,653,605	0	1,653,605
Non-Agency Mortgage-Backed Securities	0	633,925	56,881	690,806
Asset-Backed Securities	0	1,794,892	39,173	1,834,065
Sovereign Issues	0	674,218	0	674,218
Preferred Securities
Utilities	0	8,356	0	8,356
Short-Term Instruments
Certificates of Deposit	0	261,548	0	261,548
Commercial Paper	0	263,535	0	263,535
Short-Term Notes	0	34,931	0	34,931
Argentina Treasury Bills	0	91,694	0	91,694
Malaysia Treasury Bills	0	90,119	0	90,119
U.S. Treasury Bills	0	21,681	0	21,681
	$0	$12,935,160	$245,822	$13,180,982

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,199,978	$0	$0	$2,199,978

Total Investments	$2,199,978	$12,935,160	$245,822	$15,380,960

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11,192	3,455	0	14,647
Over the counter	0	32,040	0	32,040
	$11,192	$35,495	$0	$46,687

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,524)	(3,966)	0	(6,490)
Over the counter	0	(16,567)	0	(16,567)
	$(2,524)	$(20,533)	$0	$(23,057)

Total Financial Derivative Instruments	$8,668	$14,962	$0	$23,630

Totals	$2,208,646	$12,950,122	$245,822	$15,404,590

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	53

Schedule of Investments PIMCO Short-Term Fund (Cont.)

(Unaudited)

September 30, 2017

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017(1)
Investments in Securities, at Value
Loan Participations and Assignments	$0	$33,800	$0	$0	$0	$0	$0	$0	$33,800	$0
Corporate Bonds & Notes
Banking & Finance	2,932	113,063	0	66	0	(93)	0	0	115,968	(93)
Industrials	286	0	(15)	(1)	(1)	8	0	(277)	0	0
U.S. Government Agencies	51	0	(14)	0	1	1	0	(39)	0	0
Non-Agency Mortgage-Backed Securities	19,601	37,400	(316)	9	(23)	210	0	0	56,881	177
Asset-Backed Securities	83,047	6,272	(962)	0	0	535	0	(49,719)	39,173	1
Short-Term Instruments
Commercial Paper	6,996	0	(7,000)	3	0	1	0	0	0	0

Totals	$112,913	$190,535	$(8,307)	$77	$(23)	$662	$0	$(50,035)	$245,822	$85

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$33,800	Proxy Pricing	Base Price	100.000
Corporate Bonds & Notes
Banking & Finance	115,968	Proxy Pricing	Base Price	98.903-100.000
Non-Agency Mortgage-Backed Securities	53,823	Proxy Pricing	Base Price	100.000-100.750
	3,058	Third Party Vendor	Broker Quote	88.000
Asset-Backed Securities	15,001	Proxy Pricing	Base Price	100.000
	24,172	Third Party Vendor	Broker Quote	99.884

Total	$245,822

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

54	PIMCO SHORT-TERM FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited) September 30, 2017

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO Short-Term Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	55

Notes to Financial Statements (Cont.)

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such

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distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05 which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

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Notes to Financial Statements (Cont.)

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price

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determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	59

Notes to Financial Statements (Cont.)

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are

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observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing

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models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	63

Notes to Financial Statements (Cont.)

Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$561,284	$3,273,518	$(3,022,400)	$52	$(81)	$812,373	$6,817	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

Investment in PIMCO Short-Term Floating NAV Portfolio IV

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$1,386,337	$0	$0	$1,268	$1,387,605	$1,337	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund

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may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2017, the Fund had $27,059,845 in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	65

Notes to Financial Statements (Cont.)

Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at September 30, 2017 are disclosed in the Notes to Schedule of Investments.

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Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date

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and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the

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Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The

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Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions  are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus

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the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable

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obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared

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to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund may decline in value because of changes in interest rates. As nominal interest rates rise, the value of

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certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure used to understand a security’s or Fund’s interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Fund currently faces a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, the Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of purchase or redemption requests. Large shareholder transactions may impact the Fund’s liquidity and net asset value. Such transactions may also increase the Fund’s transaction costs or otherwise cause the Fund to perform differently than intended. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may

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decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, seeks to minimize counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. MASTER ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the

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Notes to Financial Statements (Cont.)

counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a

76	PIMCO SHORT-TERM FUND

(Unaudited) September 30, 2017

futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
0.25%	0.20%	0.30%	0.20%	0.20%	0.20%	0.20%	0.20%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

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Notes to Financial Statements (Cont.)

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.30% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.30%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class and Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2017, the Distributor retained $4,268,594 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is

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responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000, the valuation oversight committee lead receives an additional annual retainer of $11,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $5,750) and the governance committee chair receives an additional annual retainer of $4,500. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At September 30, 2017, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	79

Notes to Financial Statements (Cont.)

designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2017, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$498,826	$1,888,728

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2017, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$5,619,451	$4,630,970	$4,147,323	$3,405,204

80	PIMCO SHORT-TERM FUND

(Unaudited) September 30, 2017

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	318,088	$3,127,668	580,798	$5,675,057
Class P	52,392	515,262	119,382	1,166,239
Administrative Class	12,841	126,243	52,533	513,143
Class D	15,041	147,914	28,201	275,740
Class A	41,164	404,756	64,452	629,902
Class C	1,326	13,033	4,720	46,109
Class R	1,549	15,233	4,391	42,886

Issued as reinvestment of distributions
Institutional Class	6,313	62,114	12,792	124,847
Class P	1,250	12,298	2,123	20,730
Administrative Class	1,307	12,859	2,296	22,417
Class D	393	3,862	674	6,583
Class A	678	6,672	992	9,690
Class C	76	746	185	1,804
Class R	72	707	139	1,360

Cost of shares redeemed
Institutional Class	(255,116)	(2,508,725)	(730,374)	(7,124,419)
Class P	(35,744)	(351,541)	(66,818)	(652,524)
Administrative Class	(2,161)	(21,258)	(30,054)	(292,760)
Class D	(11,805)	(116,087)	(21,182)	(206,631)
Class A	(31,768)	(312,315)	(37,556)	(366,496)
Class C	(5,043)	(49,548)	(5,618)	(54,853)
Class R	(1,422)	(13,980)	(3,452)	(33,683)
Net increase (decrease) resulting from Fund share transactions	109,431	$1,075,913	(21,376)	$(194,859)

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

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Notes to Financial Statements (Cont.)

(Unaudited) September 30, 2017

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2017, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

PIMCO Short-Term Fund

Short-Term	Long-Term
$42,335	$31,271
†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
$15,339,721	$188,499	$(91,673)	$96,826

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

82	PIMCO SHORT-TERM FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JPS	JPMorgan Securities, Inc.
BOA	Bank of America N.A.	MSB	Morgan Stanley Bank, N.A
BOS	Banc of America Securities LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	NAB	National Australia Bank Ltd.
BSN	Bank of Nova Scotia	RBS	RBS Securities, Inc.
CBK	Citibank N.A.	RDR	RBC Capital Markets
FBF	Credit Suisse International	SCX	Standard Chartered Bank
GLM	Goldman Sachs Bank USA	SGY	Societe Generale, New York
GSC	Goldman Sachs & Co.	SOG	Societe Generale
HUS	HSBC Bank USA N.A.	TOR	Toronto Dominion Bank
IND	Crédit Agricole Corporate and Investment Bank S.A.	UAG	UBS AG Stamford
JPM	JPMorgan Chase Bank N.A.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound
BRL	Brazilian Real	ILS	Israeli Shekel
CAD	Canadian Dollar	JPY	Japanese Yen
CZK	Czech Koruna	MXN	Mexican Peso
DKK	Danish Krone	MYR	Malaysian Ringgit
EUR	Euro	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	LIBOR03M	3 Month USD-LIBOR
BBSW3M	3 Month Bank Bill Swap Rate	LIBOR06M	6 Month USD-LIBOR
BP0003M	3 Month GBP-LIBOR	LIBOR12M	12 Month USD-LIBOR
BPSW5	5 Year GBP Swap Rate	MUNIPSA	SIFMA Municipal Swap Index
CDX.HY	Credit Derivatives Index - High Yield	US0001M	1 Month USD Swap Rate
COF 11	Cost of Funds - 11th District of San Francisco	US0003M	3 Month USD Swap Rate
EUR003M	3 Month EUR Swap Rate	US0006M	6 Month USD Swap Rate
EUR006M	6 Month EUR Swap Rate	US0012M	12 Month USD Swap Rate
EUSA5	5 Year EUR Annual Swap Rate	USISDA05	5 Year USD ICE Swap Rate - 11AM
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	USSW5	5 Year USD Swap Rate
H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	USSW6	6 Year USD Swap Rate
LIBOR01M	1 Month USD-LIBOR

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.
BBSW	Bank Bill Swap Reference Rate	NCUA	National Credit Union Administration
CDO	Collateralized Debt Obligation	REMIC	Real Estate Mortgage Investment Conduit
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
DAC	Designated Activity Company	TBD%	Interest rate to be determined when loan settles
FDIC	Federal Deposit Insurance Corp.	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	83

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 21-22, 2017, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2018. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2018. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2018.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the

84	PIMCO SHORT-TERM FUND

(Unaudited)

Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 21-22, 2017 meeting. The Independent Trustees also conducted an in-person meeting and a telephonic meeting with counsel to the Trust and the Independent Trustees on July 21, 2017 and August 18, 2017 respectively, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements the Board received comparative information on the performance as well as the fees and expenses of other peer group funds and share classes. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to potential proposed changes in advisory fees and supervisory and administrative fees for certain series of the Trust. The Board also received supplemental information regarding: profitability of the Trust and PIMCO, potential shareholder and market reaction to the fee changes, the context in which the current supervisory and administrative fees were established and the increased expenses borne by PIMCO in the process of providing administrative and supervisory services.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	85

Approval of Investment Advisory Contract and Other Agreements (Cont.)

available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management, compliance and risk management, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2016, including, but not limited to: continuing enhancement of its analytics and technology systems by upgrading hardware and software; enhancing data processing and security and development of tools and applications to support Portfolio Management, Compliance, Analytics, Risk Management, Client Reporting and Customer Relationship Management; continuing investment in its enterprise risk management function including PIMCO’s cybersecurity program; developing the PIMCO Global Advisory Board and continuing to hire new portfolio managers; expanding the Funds and Operations Group global operating model; developing a website monitoring application to ensure accurate data content; adding staff to fund accounting and financial reporting; engaging a third party to perform an independent assessment of PIMCO’s proprietary accounting application and enhancing the same system to provide portfolio managers with more timely and high quality income reporting; establishing a Fund Treasurer’s Office; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; redesigning shareholder statements to be more user friendly and enable e-delivery; and continuing expansion of the pricing portal and the proprietary performance reconciliation tool.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE

86	PIMCO SHORT-TERM FUND

(Unaudited)

Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 and other performance data, as available, over short- and long-term periods ended June 30, 2017 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 21-22, 2017 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of March 31, 2017, 91%, 68% and 98% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of June 30, 2017, 82%, 84% and 91% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

88	PIMCO SHORT-TERM FUND

(Unaudited)

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Funds. The Board noted that, based upon this review, PIMCO may propose advisory fee or supervisory and administrative fee changes where (i) a Fund’s long-term performance warrants additional consideration; (ii) there is a notable aid to market position; (iii) a Fund’s fee does not reflect the current level of supervision or administrative fees provided to the Fund; or (iv) PIMCO would like to change a Fund’s overall strategic positioning.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that, as the Funds’ business has become increasingly complex, and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs, such as service provider costs, are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement

90	PIMCO SHORT-TERM FUND

(Unaudited)

represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Changes to Advisory Fees and Supervisory and Administration Fees

The Board considered PIMCO’s proposals to increase the supervisory and administrative fees for all classes of the PIMCO Income Fund and Class D for each of the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and the PIMCO Total Return Fund. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering these proposals the Board noted that PIMCO is continuing waivers for certain Funds.

The Board considered the following factors in connection with the increase in the supervisory and administrative fees for all classes of the PIMCO Income Fund: additional supervisory services provided to the Fund; additional data provided in meeting materials; PIMCO senior management time, resources, and oversight provided in connection with overseeing the distinct process and governance structure for managing the Fund’s level dividend strategy; and the potential impact of the fee increase on PIMCO’s profitability. The Board further considered the growth in PIMCO Income Fund assets under management and the Fund’s implementation of a more sophisticated strategy as factors contributing to the need for additional supervisory and administrative resources. In reviewing the higher proposed fee increase for Class D shares of the Income Fund as compared to other share classes, the Trustees also considered the factors discussed below in connection with the fee increase for Class D of certain Funds as the primary drivers for the higher fee increase for Class D shares of the Income Fund.

In considering the proposed fee increase for Class D of certain Funds, the Board reviewed data comparing each of the PIMCO Income Fund, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Total Return Fund fees to their respective “Peer Groups.” The Board noted that the Class D fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Trustees took into account the following primary drivers for the fee increase for Class D of certain Funds: (i) the current Class D pricing does not appropriately

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

account for payments by PIMCO to third parties for sub-transfer agent and sub-accounting services, which payments are trending upward, and (ii) the current legacy pricing of this share class does not adequately include the larger supervisory services necessary to oversee intermediaries.

In considering the proposal to increase the supervisory and administrative fee for Class D of the PIMCO Total Return Fund, the Board noted that the fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering the proposed fee increase the Board reviewed data comparing each of the PIMCO Total Return Fund fees to their respective “Peer Groups.” The Trustees also considered the factors discussed above in connection with the fee increase for Class D of certain Funds as the primary drivers for the fee increase. The Board then discussed the proposed reduction by five basis points of the supervisory and administrative fee for Class A of the PIMCO Total Return Fund. The Board noted PIMCO’s belief that the then current supervisory and administrative fees for the PIMCO Total Return Fund Class A are appropriate in light of the comprehensive supervisory and administrative services performed by PIMCO and associated risks borne by PIMCO with respect to Class A shares of the Fund. The Board noted that, notwithstanding the appropriateness of the then current supervisory and administrative fee, in order to enhance the Fund’s competitive positioning, PIMCO was proposing the five basis point reduction in Class A share supervisory and administrative fees. The Board also noted that if the Class A share and Class D share proposals were both approved, the supervisory and administrative fees for Class A shares and Class D shares of the PIMCO Total Return Fund would be aligned.

The Board considered PIMCO’s proposal to reduce the advisory fee for each of the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Global Advantage® Strategy Bond Fund by five basis points. The Board noted that the reduction of the advisory fee for the PIMCO Global Advantage® Strategy Bond Fund was being proposed in connection with other proposed and upcoming changes to the Fund’s benchmarks. The Board also considered that the proposed reduction in advisory fees for these Funds is in response to each Fund’s challenged performance history and is intended to result in a potential positive reaction from a marketing perspective.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Unconstrained Bond Fund by five basis points, reduce the supervisory and administrative fee by five basis points for each share class of the Fund, and waive the Fund’s advisory fee by one basis point for an initial term through July 31, 2019. The Board considered that the purpose of the proposal is to improve strategic positioning for the Fund. The Board noted that all reductions, increases and fee waivers discussed above would be effective October 2, 2017.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, after the proposals to increase or decrease the fees (as applicable), are reasonable.

92	PIMCO SHORT-TERM FUND

(Unaudited)

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year due to decreased corporate expenses and expenses paid to third parties. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board further noted PIMCO’s engagement of a third party to review and to make recommendations regarding PIMCO’s processes supporting its profitability estimation materials. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

94	PIMCO SHORT-TERM FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4024SAR_093017

PIMCO Funds

Semiannual

Report

September 30, 2017

Private Account Portfolio Series

PIMCO Asset-Backed Securities Portfolio

PIMCO Emerging Markets Portfolio

PIMCO High Yield Portfolio

PIMCO Investment Grade Corporate Portfolio

PIMCO Long Duration Corporate Bond Portfolio

PIMCO Low Duration Portfolio

PIMCO Moderate Duration Portfolio

PIMCO Mortgage Portfolio

PIMCO Municipal Sector Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Short-Term Floating NAV Portfolio II

PIMCO U.S. Government Sector Portfolio

PIMCO International Portfolio

PIMCO Short-Term Floating NAV Portfolio III

PIMCO Short-Term Floating NAV Portfolio IV

		Page

Chairman’s Letter		2
Important Information About the Portfolios		4
Expense Examples		23
Benchmark Descriptions		25
Financial Highlights		26
Statements of Assets and Liabilities		30
Consolidated Statements of Assets and Liabilities		32
Statements of Operations		33
Consolidated Statements of Operations		36
Statements of Changes in Net Assets		37
Consolidated Statements of Changes in Net Assets		41
Statements of Cash Flows		42
Notes to Financial Statements		186
Glossary		211
Approval of Investment Advisory Contract and Other Agreements		213

Portfolio	Portfolio Summary	Schedule of Investments

PIMCO Asset-Backed Securities Portfolio	7	43
PIMCO Emerging Markets Portfolio	8	55
PIMCO High Yield Portfolio	9	62
PIMCO Investment Grade Corporate Portfolio	10	72
PIMCO Long Duration Corporate Bond Portfolio	11	82
PIMCO Low Duration Portfolio	12	103
PIMCO Moderate Duration Portfolio	13	110
PIMCO Mortgage Portfolio	14	119
PIMCO Municipal Sector Portfolio	15	132
PIMCO Real Return Portfolio	16	134
PIMCO Short-Term Portfolio	17	141
PIMCO Short-Term Floating NAV Portfolio II	18	151
PIMCO U.S. Government Sector Portfolio	19	155
PIMCO International Portfolio(1)	20	160
PIMCO Short-Term Floating NAV Portfolio III(1)	21	168
PIMCO Short-Term Floating NAV Portfolio IV(1)	22	177

(1)	Consolidated Schedule of Investments

Chairman’s Letter

Dear Shareholder,

On the following pages of this Semiannual Report for the Private Account Portfolio Series (the “Portfolios”), which covers the six-month reporting period ended September 30, 2017, please find specific details as to each Portfolio’s investment performance and a discussion of those factors that most affected performance over the reporting period.

During the first half of the reporting period, most risk assets generally gained while global interest rates adjusted higher. Geopolitics, including elections in several countries as well as political controversy in both the U.S. and Brazil, dominated headlines and contributed to brief periods of market volatility. In the U.S., the Federal Reserve (“Fed”) raised the Federal Funds Rate in June by 0.25% to a range of 1.00% to 1.25%, and unveiled details of its plan to gradually unwind its balance sheet. The Fed continued to move away from “zero bound” interest rates as financial conditions eased. As a result, the U.S. Treasury yield curve flattened as front-end yields rose while longer-term interest rates fell, partly reflecting tepid inflationary trends and falling oil prices. A perceived hawkish shift in tone from other major central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”), and the Bank of Canada (“BOC”), helped move most developed market (“DM”) yields higher even as longer-term U.S. interest rates actually fell during this period.

During the second half of the reporting period, geopolitical uncertainties continued, including escalating tensions between the U.S. and North Korea and political turmoil in the U.S., which weighed on yields early in the second quarter, though risk assets were generally resilient. Meanwhile, DM central banks shifted towards a reduction in accommodation that pushed DM yields higher toward the end of the period: For example, the Fed detailed plans to unwind its balance sheet, the BOE and ECB suggested reduced stimulus on the horizon, and the BOC raised interest rates twice after a seven year gap. Still, the fundamental backdrop remained largely intact and the broader risk rally continued as equities marched higher, credit spreads tightened, and emerging market (“EM”) assets strengthened.

Financial market highlights of the six-month reporting period include:

∎

U.S. Treasury yields rose across the front-end of the yield curve partly due to the Fed’s interest rate hikes, but declined across intermediate and longer-term maturities. The yield on the benchmark ten-year U.S. Treasury note was 2.33% at the end of the reporting period, down from 2.40% on March 31, 2017 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.58% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.31% over the reporting period.

∎

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 0.46% over the reporting period, as represented by the Bloomberg Barclays U.S. TIPS Index. Real yields rose sharply at the front-end of the real yield curve as the Fed raised interest rates twice in March and again in June. The Fed maintained its hawkish tone at its September meeting as it unveiled plans for balance sheet normalization and reiterated intentions of another interest rate hike later in the year. Breakeven rates dipped lower across all maturities as weak Consumer Price Index (“CPI”) reports and tepid wage growth outweighed a recovery in crude oil prices later in the reporting period.

∎

Diversified commodities posted modest losses, as represented by the Bloomberg Commodity Index Total Return, which declined 0.56% over the reporting period. Within energy, gains in gasoline products were offset by losses in natural gas, which sold off on high production data. Within agriculture, soft commodities notably underperformed as sugar spent the first half of the year reversing 2016 gains and was further weighed down by political scandals in Brazil, a large sugar producer. Base metals pushed higher from continued expansionary Chinese activity and a weaker U.S. dollar.

∎

Agency mortgage-backed securities (“MBS”) returned 1.84% over the reporting period, as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index. Despite investor anticipation of Fed balance sheet tapering later in the year, the asset class outperformed like-duration U.S. Treasuries, as interest rates remained range-bound

2	PRIVATE ACCOUNT PORTFOLIO SERIES

and refinancing was low. Non-Agency MBS continued to perform well due to improving housing fundamentals, limited new issuance, and sustained investor risk appetite.

∎

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 3.73% over the reporting period. Investment grade credit spreads tightened due to corporate earnings strength, relatively low volatility, and strong investor demand for high grade retail mutual funds and exchange-traded funds (“ETFs”). The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 4.22% over the reporting period, benefiting from strong returns from the financial sector, namely banking and insurance.

∎

Tax-exempt municipal bonds returned 3.04% over the reporting period, as represented by the Bloomberg Barclays Municipal Bond Index. The municipal bond market benefited from favorable technical dynamics as the prospects for near-term tax reform declined during the period. High yield municipal bonds outperformed modestly despite a drawdown in Puerto Rico debt following the devastation of Hurricane Maria.

∎

EM debt sectors generally benefited from improving fundamentals as growth remained positive and inflationary pressures waned. External headwinds also receded, with commodity prices remaining range-bound, China finding near-term stability, and the threat of protectionist trade policy fading. Robust inflows into the EM asset class provided an additional boost to performance during the reporting period. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.65% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 7.30% over the reporting period.

∎

Global equities generally posted positive returns in response to continued supportive central bank policies and healthy investor risk appetite. U.S. equities, as represented by the S&P 500 Index, returned 7.71% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 14.66% over the reporting period. Global equities, as represented by the MSCI World Index, returned 9.06% over the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Portfolios investments, please contact your account manager.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2017

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	3

Important Information About the Portfolios

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Asset-Backed Securities Portfolio, PIMCO Emerging Markets Portfolio, PIMCO High Yield Portfolio, PIMCO Investment Grade Corporate Portfolio, PIMCO Long Duration Corporate Bond Portfolio, PIMCO Low Duration Portfolio, PIMCO Moderate Duration Portfolio, PIMCO Mortgage Portfolio, PIMCO Municipal Sector Portfolio, PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio, PIMCO Short-Term Floating NAV Portfolio II, PIMCO U.S. Government Sector Portfolio, PIMCO International Portfolio, PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV (each a “Portfolio” and collectively, the “Portfolios”).

We believe that bond portfolios have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond portfolios, and fixed income securities and other instruments held by a Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolios may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond portfolios and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Portfolio’s performance or cause a Portfolio to incur losses. As a result, a Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Portfolio.

The Portfolios may be subject to various risks as described in each Portfolio’s Offering Memorandum. Some of these risks may include, but are not limited to, the following: new/small portfolio risk, interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, extension risk, prepayment risk, privately issued mortgage-related securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, subsidiary risk and short exposure risk. A complete description of these and other risks is contained in each Portfolio’s offering memorandum.

The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a Portfolio may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Portfolio’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Portfolio. Certain derivative transactions may have a leveraging effect on a Portfolio. For example, a small investment in a derivative instrument may have a significant impact on a Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Portfolio. A Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. A Portfolio may invest a significant portion of its assets in these types of instruments. If it does, a Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon assets or instruments it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically

4	PRIVATE ACCOUNT PORTFOLIO SERIES

less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Each Portfolio measures its performance against at least one broad-based securities market index (“benchmark index”). Each benchmark index does not take into account fees, expenses or taxes. A Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. There is no assurance that any Portfolio, including any Portfolio that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Portfolio’s total return in excess of that of the Portfolio’s benchmark between reporting periods or 2) a Portfolio’s total return in excess of the Portfolio’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Portfolio’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of each Portfolio along with each Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Diversification Status
PIMCO Asset-Backed Securities Portfolio	10/31/00	Diversified
PIMCO Emerging Markets Portfolio	04/03/98	Non-diversified
PIMCO High Yield Portfolio	12/08/00	Diversified
PIMCO Investment Grade Corporate Portfolio	01/26/00	Diversified
PIMCO Long Duration Corporate Bond Portfolio	12/22/08	Diversified
PIMCO Low Duration Portfolio	05/31/12	Diversified
PIMCO Moderate Duration Portfolio	07/31/12	Diversified
PIMCO Mortgage Portfolio	01/31/00	Diversified
PIMCO Municipal Sector Portfolio	08/21/00	Diversified

Portfolio Name	Portfolio Inception	Diversification Status
PIMCO Real Return Portfolio	04/28/00	Diversified
PIMCO Short-Term Portfolio	04/20/00	Diversified
PIMCO Short-Term Floating NAV Portfolio II	06/09/09	Diversified
PIMCO U.S. Government Sector Portfolio	01/31/00	Diversified
PIMCO International Portfolio	12/13/89	Non-diversified
PIMCO Short-Term Floating NAV Portfolio III	03/12/12	Diversified
PIMCO Short-Term Floating NAV Portfolio IV	05/01/17	Diversified

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Portfolio’s Offering Memorandum, the Trust’s Offering Memorandum Supplement, any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Portfolio creates a contract between or among any shareholder of a Portfolio, on the one hand, and the Trust, a Portfolio, a service provider to the Trust or a Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent Offering Memorandum or use a new Offering Memorandum or Offering Memorandum Supplement with respect to a Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current Offering Memorandum or Offering Memorandum Supplement.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	5

Important Information About the Portfolios (Cont.)

securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Portfolio’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Portfolio’s Form N-Q is also available without charge, upon request, by calling (888) 87-PIMCO. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Daily updates on the net asset value of a Portfolio may be obtained by calling (888) 87-PIMCO.

6	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Asset-Backed Securities Portfolio

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2017†§

Asset-Backed Securities	47.9%
Non-Agency Mortgage-Backed Securities	21.2%
Short-Term Instruments‡	16.2%
U.S. Government Agencies	13.2%
U.S. Treasury Obligations	1.1%
Other	0.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (10/31/00)
PIMCO Asset-Backed Securities Portfolio	3.67%	6.03%	5.87%	7.78%	7.41%
Citi 3-Month Treasury Bill Index	0.44%	0.64%	0.19%	0.42%	1.45%
Bloomberg Barclays Asset-Backed Securities Index	1.02%	0.86%	1.33%	2.88%	3.96%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, please call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Asset-Backed Securities Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of asset-backed securities (“ABS”) of varying maturities, which may be represented by options, futures contracts, or swap agreements. Assets not invested in ABS may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Generally, such investments will be used to cover forward exposure and have an aggregate duration that normally will not exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Exposure to non-agency mortgage-backed securities contributed to performance, as these securities outperformed Treasury securities with similar duration.

»	Exposure to commercial mortgage-backed securities contributed to performance, as these securities outperformed Treasury securities with similar duration.

»	Exposure to agency mortgage-backed securities contributed to performance, as these securities outperformed Treasury securities with similar duration.

»	Exposure to collateralized loan obligations contributed to performance, as these securities outperformed the benchmark.

»	Underweight exposure to asset-backed securities detracted from performance, as these securities outperformed Treasury securities with similar duration.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	7

PIMCO Emerging Markets Portfolio

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Geographic Breakdown as of 09/30/2017†§

United States‡	44.2%
Brazil	25.7%
Argentina	8.8%
Mexico	6.8%
Other	14.5%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/03/98)
PIMCO Emerging Markets Portfolio	3.64%	5.61%	3.87%	5.03%	8.52%
Citi 3-Month Treasury Bill Index	0.44%	0.64%	0.19%	0.42%	1.94%♦
Custom JPM ELMI+ Benchmark	3.73%	5.79%	(1.22)%	1.35%	5.33%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 03/31/1998.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, please call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Emerging Markets Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of Fixed Income Instruments that economically are tied to emerging market countries, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”), or asset-backed securities (“ABS”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Long exposure to Brazilian corporate and quasi-sovereign debt contributed to performance.

»	Long exposure to Brazilian local markets contributed to performance.

»	Short exposure to the South Korean won contributed to performance.

»	Short exposure to the Singapore dollar detracted from performance.

8	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO High Yield Portfolio

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2017†§

Corporate Bonds & Notes	83.0%
Loan Participations and Assignments	10.9%
Short-Term Instruments‡	2.8%
Common Stocks	1.1%
Non-Agency Mortgage-Backed Securities	1.0%
Other	1.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (12/08/00)
PIMCO High Yield Portfolio	6.21%	11.73%	9.26%	9.31%	8.49%
Citi 3-Month Treasury Bill Index	0.44%	0.64%	0.19%	0.42%	1.43%♦
BofA Merrill Lynch U.S. High Yield, BB-B Rated Index	4.20%	7.95%	6.15%	7.20%	7.56%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 11/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, please call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO High Yield Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. Assets not invested in high yield securities may be invested in investment grade Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Security selection in the banking sector contributed to performance, as the Fund’s banking positions outperformed the broader sector.

»	Security selection in the health care sector contributed to performance, as the Fund’s health care positions outperformed the broader sector.

»	Security selection in the transportation sector contributed to performance, as the Fund’s transportation positions outperformed the broader sector.

»	Security selection in the gaming and lodging sector contributed to performance, as the Fund’s gaming and lodging positions outperformed the broader sector.

»	Security selection in the energy sector detracted from performance, as the Fund’s energy positions outperformed the broader sector.

»	Security selection in the media, entertainment and publishing sector detracted from performance, as the Fund’s media, entertainment and publishing positions outperformed the broader sector.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	9

PIMCO Investment Grade Corporate Portfolio

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2017†§

Banking & Finance	49.6%
Industrials	21.7%
U.S. Treasury Obligations	9.7%
Utilities	7.1%
U.S. Government Agencies	3.1%
Loan Participations and Assignments	2.6%
Municipal Bonds & Notes	2.3%
Short-Term Instruments‡	1.7%
Convertible Preferred Securities	1.1%
Other	1.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (01/26/00)
PIMCO Investment Grade Corporate Portfolio	3.00%	3.93%	4.12%	6.37%	7.63%
Citi 3-Month Treasury Bill Index	0.44%	0.64%	0.19%	0.42%	1.64%♦
Bloomberg Barclays Credit Investment Grade Index (Ex-Aa3 and Higher)	4.09%	2.44%	3.52%	5.85%	6.27%♦

All Portfolio returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 01/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, please call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Investment Grade Corporate Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of investment grade corporate fixed income investments of varying maturities, which may be represented by options, futures contracts, or swap agreements. Assets not invested in corporate fixed income securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	An allocation to municipal bond sector contributed to performance, as the sector posted positive absolute returns.

»	Underweight exposure to the financials sector contributed to performance, as the sector underperformed the broader market on a total return basis.

»	Underweight exposure to the banking sector contributed to performance, as the sector underperformed the broader market on a total return basis.

»	A duration position which steepened the yield curve detracted from performance, as the yield curve flattened.

»	Underweight exposure to the health care sector detracted from performance, as the sector outperformed the broader market.

»	Underweight exposure to the emerging markets external corporate debt sector detracted from performance, as the sector outperformed the broader market.

10	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Long Duration Corporate Bond Portfolio

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2017†§

Corporate Bonds & Notes	64.1%
U.S. Treasury Obligations	24.3%
Municipal Bonds & Notes	4.3%
Loan Participations and Assignments	2.8%
Short-Term Instruments‡	1.1%
Other	3.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Portfolio Inception (12/22/08)
PIMCO Long Duration Corporate Bond Portfolio	7.70%	4.32%	6.10%	9.31%
Bloomberg Barclays U.S. Long Credit Index	6.98%	2.88%	4.71%	9.03%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, please call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Long Duration Corporate Bond Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of corporate Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	A position which flattened the yield curve was positive for performance, as the yield curve flattened.

»	Overweight exposure to the financials sector contributed to performance, as the sector outperformed the broader market.

»	Long exposure to the investment grade credit default swap index contributed to performance, as credit default swap index spreads tightened.

»

A tactical allocation to the non-agency mortgage-backed securities and commercial mortgage-backed securities sector contributed to performance, as the sector spreads tightened more than the broader market.

»	Underweight exposure to the technology sector detracted from performance, as the sector outperformed the broader market.

»	Underweight exposure to the health care/pharmaceutical sector detracted from performance, as the sector outperformed the broader market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	11

PIMCO Low Duration Portfolio

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2017†§

Corporate Bonds & Notes	32.6%
U.S. Treasury Obligations	28.2%
U.S. Government Agencies	23.7%
Asset-Backed Securities	7.8%
Municipal Bonds & Notes	3.6%
Short-Term Instruments	1.8%
Sovereign Issues	1.2%
Non-Agency Mortgage-Backed Securities	1.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Portfolio Inception (05/31/12)
PIMCO Low Duration Portfolio	1.18%	1.35%	0.78%	0.84%
Bloomberg Barclays 1-3 Year Government/Credit Index	0.65%	0.66%	0.91%	0.96%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, please call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Low Duration Portfolio seeks to provide income, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	U.S. interest rate strategies contributed to performance, due to the Fund’s underweight exposure to U.S. 1-3 year duration and the rise of front end U.S. rates.

»	Exposure to investment grade corporate securities contributed to performance, as these securities posted positive total returns.

»	Holdings of agency mortgage-backed securities contributed to performance, as these securities posted positive total returns.

12	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Moderate Duration Portfolio

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2017†§

U.S. Government Agencies	39.9%
Corporate Bonds & Notes	28.1%
U.S. Treasury Obligations	14.1%
Asset-Backed Securities	9.8%
Municipal Bonds & Notes	3.5%
Short-Term Instruments	2.3%
Non-Agency Mortgage-Backed Securities	1.8%
Other	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Portfolio Inception (07/31/12)
PIMCO Moderate Duration Portfolio	2.13%	0.93%	1.66%	1.64%
Bloomberg Barclays Intermediate Aggregate Bond Index	1.65%	0.25%	1.75%	1.77%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, please call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Moderate Duration Portfolio seeks to provide income, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Overweight exposure to investment grade corporate spread duration contributed to relative performance, as spreads tightened.

»	Overweight exposure to agency mortgage-backed securities contributed to relative performance, as spreads tightened.

»	U.S. interest rate strategies contributed to relative performance, particularly due to overweight exposure to U.S. duration.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	13

PIMCO Mortgage Portfolio

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2017†§

U.S. Government Agencies	81.2%
Short-Term Instruments‡	8.0%
Asset-Backed Securities	6.5%
Non-Agency Mortgage-Backed Securities	3.2%
U.S. Treasury Obligations	1.0%
Other	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (01/31/00)
PIMCO Mortgage Portfolio	4.14%	1.04%	3.43%	5.56%	6.20%
Citi 3-Month Treasury Bill Index	0.44%	0.64%	0.19%	0.42%	1.64%
Bloomberg Barclays U.S. MBS Fixed Rate Index	1.84%	0.30%	1.97%	4.18%	5.08%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, please call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Mortgage Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related securities of varying maturities, which may be represented by options, futures contracts, swap agreements, or asset-backed securities (“ABS”). Assets not invested in mortgage-related securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Generally, such investments will be used to cover forward exposure and have an aggregate duration that normally will not exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Exposure to non-agency residential mortgage-backed securities contributed to performance, as these securities outperformed Treasury securities with similar duration.

»	Exposure to agency mortgage-backed securities contributed to performance, as these securities outperformed Treasury securities with similar duration.

»	Exposure to collateralized loan obligations contributed to performance, as these securities outperformed the benchmark.

»	Exposure to commercial mortgage-backed securities contributed to performance, as these securities outperformed Treasury securities with similar duration.

»	Exposure to the short end of the U.S. yield curve detracted from performance, as short term U.S. rates were sold off.

14	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Municipal Sector Portfolio

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2017†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	25.0%
Miscellaneous Revenue	14.5%
Tobacco Settlement Funded	9.4%
Ad Valorem Property Tax	9.2%
Highway Revenue Tolls	7.8%
Natural Gas Revenue	5.2%
Water Revenue	4.3%
Port, Airport & Marina Revenue	3.5%
Lease (Appropriation)	3.2%
Sewer Revenue	3.1%
Miscellaneous Taxes	2.2%
Industrial Revenue	1.7%
Lease (Abatement)	1.1%
College & University Revenue	1.0%
Other	0.4%
Short-Term Instruments‡	8.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (08/21/00)
PIMCO Municipal Sector Portfolio	2.13%	1.67%	4.32%	3.75%	4.59%
Citi 3-Month Treasury Bill Index	0.44%	0.64%	0.19%	0.42%	1.50%♦
Bloomberg Barclays Long Municipal Bond Index	4.02%	0.59%	4.13%	5.16%	5.74%♦

All Portfolio returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 08/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, please call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Municipal Sector Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of fixed income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities (“Municipal Securities”), or in instruments that provide exposure to the Municipal Securities sector, such as options, futures contracts, or swap agreements. Assets not invested in Municipal Securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio may also invest in securities issued by entities whose underlying assets are Municipal Securities, including without limitation, residual interest bonds. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Underweight exposure to municipal duration detracted from performance, as municipal yields declined.

»	Underweight exposure to the revenue-backed sector detracted from performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the health care sector detracted from performance, as the sector outperformed the general municipal market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	15

PIMCO Real Return Portfolio

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2017†§

U.S. Treasury Obligations	86.3%
Corporate Bonds & Notes	5.5%
Short-Term Instruments‡	3.3%
Non-Agency Mortgage-Backed Securities	2.9%
Asset-Backed Securities	1.1%
Other	0.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/28/00)
PIMCO Real Return Portfolio	0.94%	(1.02)%	0.80%	4.27%	6.13%
Citi 3-Month Treasury Bill Index	0.44%	0.64%	0.19%	0.42%	1.58%♦
Bloomberg Barclays U.S. TIPS Index	0.46%	(0.73)%	0.02%	3.90%	5.51%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, please call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Real Return Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts, or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»

Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) contributed to absolute performance, as TIPS, as measured by the Bloomberg Barclays TIPS Index, posted positive returns over the period.

»	Overweight exposure to TIPS for the majority of the period contributed to relative performance, as TIPS, as measured by the Bloomberg Barclays TIPS Index, posted positive returns.

»	Exposure to U.S. corporate credit securities within the financial sector contributed to relative performance, as these securities posted positive returns.

»

Underweight exposure to long-term U.K. breakeven inflation (“BEI”) spreads (or the yield differential between U.K. nominal gilts and U.K. index-linked gilts with similar maturity) via swaps for the majority of the period contributed to relative performance, as most breakeven inflation spreads declined modestly.

»

Overweight exposure to U.S. BEI spreads (or the yield differential between U.S. nominal Treasury and U.S. TIPS with similar maturity) for the majority of the period detracted from relative performance, as U.S. BEI spreads declined over the period.

»	Underweight exposure to U.K. nominal yields over a portion of the period detracted from relative performance, as U.K. nominal rates fell over that period.

16	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Short-Term Portfolio

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2017†§

Asset-Backed Securities	32.8%
Non-Agency Mortgage-Backed Securities	27.8%
U.S. Government Agencies	20.0%
Short-Term Instruments‡	17.4%
Corporate Bonds & Notes	1.1%
Other	0.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/20/00)
PIMCO Short-Term Portfolio	2.80%	4.72%	3.50%	4.10%	4.16%
Citi 3-Month Treasury Bill Index	0.44%	0.64%	0.19%	0.42%	1.58%♦
3 Month USD LIBOR Index	0.61%	1.07%	0.49%	0.92%	2.02%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, please call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Short-Term Portfolio seeks maximum total return, consistent with preservation of capital and liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Exposure to securitized debt securities contributed to performance, as these securities generally posted positive total returns.

»	Underweight exposure to U.S. duration detracted from performance, as U.S. interest rates declined.

»	Exposure to investment grade corporate securities contributed to performance, as these securities generally posted positive total returns.

»	Exposure to high yield corporate securities contributed to performance, as these securities generally posted positive total returns.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	17

PIMCO Short-Term Floating NAV Portfolio II

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2017†§

Commercial Paper	27.0%
Repurchase Agreements	26.2%
Corporate Bonds & Notes	26.1%
U.S. Government Agencies	8.2%
Sovereign Issues	5.5%
Certificates of Deposit	5.2%
Short-Term Notes	1.2%
Other	0.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Portfolio Inception (06/09/09)
PIMCO Short-Term Floating NAV Portfolio II	0.61%	1.07%	0.47%	0.41%
Citi 3-Month Treasury Bill Index	0.44%	0.64%	0.19%	0.16%♦

All Portfolio returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 05/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, please call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Short-Term Floating NAV Portfolio II seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Underweight exposure to U.S. interest rates contributed to performance, as front-end U.S. interest rates rose.

»	Exposure to investment grade corporate securities contributed to performance, as these securities generally posted positive total returns.

18	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO U.S. Government Sector Portfolio

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2017†§

U.S. Treasury Obligations	67.2%
Short-Term Instruments‡	20.2%
U.S. Government Agencies	7.1%
Non-Agency Mortgage-Backed Securities	5.1%
Asset-Backed Securities	0.3%
Other	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (01/31/00)
PIMCO U.S. Government Sector Portfolio	4.26%	0.13%	1.37%	6.98%	7.46%
Citi 3-Month Treasury Bill Index	0.44%	0.64%	0.19%	0.42%	1.64%
Bloomberg Barclays Government Bond Index	1.56%	(1.56)%	1.25%	3.61%	4.75%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, please call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO U.S. Government Sector Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. Government Securities of varying maturities, or in securities that provide exposure to the U.S. Government Securities sector, such as options, futures contracts, swap agreements, or mortgage-backed securities (“MBS”). Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Generally, such investments will be used to cover forward exposure and have an aggregate duration that normally will not exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	The Portfolio’s underweight exposure to the short end of the U.S. Treasury curve contributed to performance, as short end Treasury rates rose.

»	The Portfolio’s overweight exposure to the intermediate portion of the U.S. Treasury curve contributed to performance, as intermediate Treasury rates declined.

»

The Portfolio’s out-of-benchmark allocation to the non-agency mortgage-backed securities sector contributed to performance, as the sector outperformed Treasury securities with similar duration. Security selection in the non-agency mortgage-backed securities sector also contributed to performance, as the Portfolio’s holdings outperformed Treasury securities with similar duration.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	19

PIMCO International Portfolio

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Geographic Breakdown as of 09/30/2017†§

United States‡	38.6%
Denmark	28.7%
Japan	9.2%
Canada	6.7%
Spain	6.7%
Italy	5.1%
Germany	5.0%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (12/13/89)
PIMCO International Portfolio	1.69%	1.43%	1.27%	5.84%	7.32%
Citi 3-Month Treasury Bill Index	0.44%	0.64%	0.19%	0.42%	2.88%♦
JPMorgan GBI Global ex-US Index Hedged in USD	1.19%	(1.36)%	4.02%	4.44%	6.07%♦

All Portfolio returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 11/30/1989.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, please call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO International Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in a portfolio of Fixed Income Instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”), or asset-backed securities (“ABS”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Underweight exposure to duration in the U.K. contributed to performance, as yields rose.

»	Overweight exposure to duration in Germany contributed to relative performance, as yields declined in the latter portion of the reporting period.

»	Long positions in the euro versus the U.S. dollar contributed to performance, as the euro appreciated against the U.S. dollar over the second half of the period.

»	Underweight exposure to French duration detracted from performance, as yields declined.

»	Underweight exposure to Italian duration detracted from relative performance, as yields declined.

»	Long positions in the U.S. dollar versus the Singapore dollar detracted from performance, as the Singapore dollar appreciated against the U.S. dollar.

20	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Short-Term Floating NAV Portfolio III

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2017†§

Commercial Paper	27.0%
Corporate Bonds & Notes	24.5%
Japan Treasury Bills	19.5%
Repurchase Agreements	8.9%
U.S. Government Agencies	8.8%
Sovereign Issues	6.2%
Certificates of Deposit	3.8%
Other	1.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Portfolio Inception (03/12/12)
PIMCO Short-Term Floating NAV Portfolio III	0.66%	1.20%	0.63%	0.62%
Citi 3-Month Treasury Bill Index	0.44%	0.64%	0.19%	0.18%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, please call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Short-Term Floating NAV Portfolio III seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Underweight exposure to U.S. interest rates contributed to performance, as front-end U.S. interest rates rose.

»	Exposure to government-related securities contributed to performance, as these securities generally posted positive total returns.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	21

PIMCO Short-Term Floating NAV Portfolio IV

Allocation Breakdown as of 09/30/2017†§

Corporate Bonds & Notes	50.9%
Commercial Paper	19.2%
Japan Treasury Bills	7.1%
Asset-Backed Securities	6.3%
Sovereign Issues	5.2%
Repurchase Agreements	3.5%
U.S. Government Agencies	2.2%
Non-Agency Mortgage-Backed Securities	1.9%
Certificates of Deposit	1.6%
Other	2.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

A line graph is not included since the Portfolio has less than six months of performance.

Cumulative Total Return for the period ended September 30, 2017
Portfolio Inception (05/01/17)
PIMCO Short Term Floating NAV Portfolio IV	0.91%
Citi 3-Month Treasury Bill Index	0.39%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, please call (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Short-Term Floating NAV Portfolio IV seeks maximum current income, consistent with daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Exposure to investment grade credit securities contributed to performance, as these securities generally posted positive total returns.

»	Underweight exposure to U.S. interest rates contributed to performance, as front-end U.S. interest rates rose.

»	Exposure to U.S.-dollar-denominated emerging market debt securities contributed to performance, as these securities generally posted positive total returns.

»	Exposure to securitized debt securities contributed to performance, as these securities generally posted positive total returns.

22	PRIVATE ACCOUNT PORTFOLIO SERIES

Expense Examples

Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Portfolios is from April 1, 2017 to September 30, 2017 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your Portfolio, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual				Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*		Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*		Net Annualized Expense Ratio**
PIMCO Asset-Backed Securities Portfolio	$1,000.00	$1,036.70	$0.25		$1,000.00	$1,024.68	$0.25		0.05%
PIMCO Emerging Markets Portfolio	1,000.00	1,036.40	0.61		1,000.00	1,024.33	0.61		0.12
PIMCO High Yield Portfolio	1,000.00	1,062.10	1.80		1,000.00	1,023.19	1.77		0.35
PIMCO Investment Grade Corporate Portfolio	1,000.00	1,030.00	0.30		1,000.00	1,024.63	0.30		0.06
PIMCO Long Duration Corporate Bond Portfolio	1,000.00	1,000.00	1.45		1,000.00	1,023.49	1.46		0.29
PIMCO Low Duration Portfolio	1,000.00	1,011.80	0.65		1,000.00	1,024.28	0.66		0.13
PIMCO Moderate Duration Portfolio	1,000.00	1,021.30	0.25		1,000.00	1,024.68	0.25		0.05
PIMCO Mortgage Portfolio	1,000.00	1,041.40	0.31		1,000.00	1,024.63	0.30		0.06
PIMCO Municipal Sector Portfolio	1,000.00	1,021.30	0.25		1,000.00	1,024.68	0.25		0.05
PIMCO Real Return Portfolio	1,000.00	1,009.40	3.16		1,000.00	1,021.79	3.18		0.63
PIMCO Short-Term Portfolio	1,000.00	1,028.00	0.30		1,000.00	1,024.63	0.30		0.06
PIMCO Short-Term Floating NAV Portfolio II	1,000.00	1,006.10	0.25		1,000.00	1,024.68	0.25		0.05
PIMCO U.S. Government Sector Portfolio	1,000.00	1,042.60	0.25		1,000.00	1,024.68	0.25		0.05
PIMCO International Portfolio (Consolidated)	1,000.00	1,016.90	0.65		1,000.00	1,024.28	0.66		0.13
PIMCO Short-Term Floating NAV Portfolio III (Consolidated)	1,000.00	1,006.60	0.05		1,000.00	1,024.88	0.05		0.01
PIMCO Short-Term Floating NAV Portfolio IV (Consolidated)(a)	1,000.00	1,009.10	0.00	^	1,000.00	1,020.96	0.00	^	0.00	^

* Expenses Paid During Period are equal to the net annualized expense ratio for the Portfolio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	23

Expense Examples (Cont.)

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 05/01/17 for Actual expense. Expenses paid in the Actual expense section are equal to the Net Annualized Expense Ratio for the Portfolio, multiplied by the average account value over the period, multiplied by 153/365 (to reflect the period since inception date of 05/01/17). Hypothetical expenses reflect an amount as if the Portfolio had been operational for the entire fiscal half year.

^ A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.

24	PRIVATE ACCOUNT PORTFOLIO SERIES

Benchmark Descriptions

Index*	Benchmark Descriptions

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

Bloomberg Barclays 1-3 Year Government/Credit Index	The Bloomberg Barclays 1-3 Year Government/Credit Index is the 1-3 Yr component of the U.S. Government/Credit index. The Bloomberg Barclays Government/Credit Index includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Bloomberg Barclays Asset-Backed Securities Index	Bloomberg Barclays Asset-Backed Securities Index has 5 subsectors: credit and charge cards, autos, home equity loans, utility, and manufactured housing. The index includes pass-through, bullet, and controlled amortization structures. It includes only the senior class of each ABS issue; subordinate tranches are not included.

Bloomberg Barclays Credit Investment Grade Index (Ex-Aa3 and Higher)	Bloomberg Barclays Credit Investment Grade Index (Ex-Aa3 and Higher) consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.

Bloomberg Barclays Government Bond Index	Bloomberg Barclays Government Bond Index consists of securities issued by the U.S. Government with a maturity of one year or more.

Bloomberg Barclays Intermediate Aggregate Bond Index	Bloomberg Barclays Intermediate Aggregate Bond Index is the Intermediate component of the U.S. Aggregate Index. The Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Bloomberg Barclays Long Municipal Bond Index	Bloomberg Barclays Long Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market.

Bloomberg Barclays U.S. Long Credit Index	Bloomberg Barclays U.S. Long Credit Index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government.

Bloomberg Barclays U.S. MBS Fixed Rate Index	Bloomberg Barclays U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.

Bloomberg Barclays U.S. TIPS Index	Bloomberg Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding.

BofA Merrill Lynch U.S. High Yield, BB-B Rated Index	BofA Merrill Lynch U.S. High Yield, BB-B Rated Index is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Prior to 1/97, data represents that of BofA Merrill Lynch High Yield Cash Pay, BB-B rated. BofA Merrill Lynch High Yield Cash Pay, BB-B rated is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Excludes pay-in-kind bonds and deferred interest bonds that are not yet accruing a coupon.

Citi 3-Month Treasury Bill Index	Citi 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Custom JPM ELMI+ Benchmark	Custom JPM ELMI+ Benchmark consists of custom weights of selected countries within the JPMorgan Emerging Local Markets Index Plus.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets.

* It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	25

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Asset-Backed Securities Portfolio
04/01/2017 - 09/30/2017+	$12.50	$0.20	$0.26	$0.46	$(0.17)	$0.00	$0.00	$(0.17)
03/31/2017	12.22	0.45	0.32	0.77	(0.49)	0.00	0.00	(0.49)
03/31/2016	12.35	0.37	(0.17)	0.20	(0.33)	0.00	0.00	(0.33)
03/31/2015	12.24	0.35	0.14	0.49	(0.38)	0.00	0.00	(0.38)
03/31/2014	12.00	0.49	0.29	0.78	(0.54)	0.00	0.00	(0.54)
03/31/2013	10.67	0.45	1.36	1.81	(0.44)	(0.04)	0.00	(0.48)

PIMCO Emerging Markets Portfolio
04/01/2017 - 09/30/2017+	$9.88	$0.20	$0.16	$0.36	$0.00	$0.00	$0.00	$0.00
03/31/2017	9.33	0.46	0.10	0.56	(0.01)	0.00	0.00	(0.01)
03/31/2016	9.78	0.48	0.10	0.58	(1.03)	0.00	0.00	(1.03)
03/31/2015	10.12	0.43	(0.21)	0.22	(0.56)	0.00	0.00	(0.56)
03/31/2014	10.77	0.45	(0.60)	(0.15)	(0.50)	0.00	0.00	(0.50)
03/31/2013	10.55	0.47	0.50	0.97	(0.75)	0.00	0.00	(0.75)

PIMCO High Yield Portfolio
04/01/2017 - 09/30/2017+	$7.82	$0.24	$0.24	$0.48	$(0.27)	$0.00	$0.00	$(0.27)
03/31/2017	6.99	0.67	0.78	1.45	(0.62)	0.00	0.00	(0.62)
03/31/2016	7.49	0.50	(0.38)	0.12	(0.62)	0.00	0.00	(0.62)
03/31/2015	7.72	0.72	(0.46)	0.26	(0.49)	0.00	0.00	(0.49)
03/31/2014	7.90	0.61	(0.10)	0.51	(0.69)	0.00	0.00	(0.69)
03/31/2013	7.52	0.76	0.40	1.16	(0.78)	0.00	0.00	(0.78)

PIMCO Investment Grade Corporate Portfolio
04/01/2017 - 09/30/2017+	$9.67	$0.17	$0.12	$0.29	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2017	9.51	0.40	0.22	0.62	(0.46)	0.00	0.00	(0.46)
03/31/2016	10.15	0.42	(0.40)	0.02	(0.45)	(0.21)	0.00	(0.66)
03/31/2015	10.68	0.40	(0.04)	0.36	(0.48)	(0.41)	0.00	(0.89)
03/31/2014	11.45	0.40	(0.10)	0.30	(0.47)	(0.60)	0.00	(1.07)
03/31/2013	10.79	0.48	0.86	1.34	(0.53)	(0.15)	0.00	(0.68)

PIMCO Long Duration Corporate Bond Portfolio
04/01/2017 - 09/30/2017+	$11.56	$0.29	$0.60	$0.89	$(0.29)	$0.00	$0.00	$(0.29)
03/31/2017	11.44	0.61	0.21	0.82	(0.59)	(0.11)	0.00	(0.70)
03/31/2016	12.65	0.64	(0.88)	(0.24)	(0.64)	(0.33)	0.00	(0.97)
03/31/2015	11.76	0.61	0.97	1.58	(0.59)	(0.10)	0.00	(0.69)
03/31/2014	12.45	0.56	(0.42)	0.14	(0.63)	(0.20)	0.00	(0.83)
03/31/2013	11.74	0.61	1.09	1.70	(0.69)	(0.30)	0.00	(0.99)

PIMCO Low Duration Portfolio
04/01/2017 - 09/30/2017+	$9.84	$0.09	$0.03	$0.12	$(0.07)	$0.00	$0.00	$(0.07)
03/31/2017	9.83	0.15	(0.02)	0.13	(0.12)	0.00	0.00	(0.12)
03/31/2016	9.88	0.12	(0.06)	0.06	(0.11)	0.00	0.00	(0.11)
03/31/2015	9.87	0.09	0.04	0.13	(0.12)	0.00	(0.00)	(0.12)
03/31/2014	10.04	0.07	(0.16)	(0.09)	(0.08)	0.00	0.00	(0.08)
05/31/2012 - 03/31/2013	10.00	0.05	0.04	0.09	(0.05)	0.00	0.00	(0.05)

PIMCO Moderate Duration Portfolio
04/01/2017 - 09/30/2017+	$9.88	$0.10	$0.11	$0.21	$(0.09)	$0.00	$0.00	$(0.09)
03/31/2017	9.97	0.17	(0.06)	0.11	(0.16)	(0.04)	0.00	(0.20)
03/31/2016	9.93	0.17	0.05	0.22	(0.17)	(0.01)	0.00	(0.18)
03/31/2015	9.72	0.15	0.23	0.38	(0.17)	0.00	0.00	(0.17)
03/31/2014	9.99	0.14	(0.28)	(0.14)	(0.13)	0.00	0.00	(0.13)
07/31/2012 - 03/31/2013	10.00	0.06	0.00	0.06	(0.07)	0.00	0.00	(0.07)

PIMCO Mortgage Portfolio
04/01/2017 - 09/30/2017+	$10.78	$0.17	$0.28	$0.45	$(0.19)	$0.00	$0.00	$(0.19)
03/31/2017	11.00	0.32	(0.20)	0.12	(0.34)	0.00	0.00	(0.34)
03/31/2016	11.00	0.28	0.17	0.45	(0.45)	0.00	0.00	(0.45)
03/31/2015	10.68	0.25	0.44	0.69	(0.37)	0.00	0.00	(0.37)
03/31/2014	10.95	0.21	(0.14)	0.07	(0.34)	0.00	0.00	(0.34)
03/31/2013	11.00	0.20	0.22	0.42	(0.38)	(0.09)	0.00	(0.47)

26	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$12.79	3.67%	$4,025,694	0.05	%*	0.05	%*	0.05	%*	0.05	%*	3.24	%*	128%
12.50	6.37	3,559,098	0.05		0.05		0.05		0.05		3.58		204
12.22	1.59	2,114,311	0.05		0.05		0.05		0.05		2.98		66
12.35	4.00	1,583,150	0.05		0.05		0.05		0.05		2.83		96
12.24	6.68	1,088,982	0.11		0.11		0.05		0.05		4.02		57
12.00	17.32	783,447	0.12		0.12		0.05		0.05		3.98		67

$10.24	3.64%	$638,657	0.12	%*	0.12	%*	0.12	%*	0.12	%*	4.07	%*	6%
9.88	6.04	685,703	0.13		0.13		0.12		0.12		4.71		41
9.33	6.71	763,986	0.13		0.13		0.12		0.12		5.05		37
9.78	2.21	738,703	0.12		0.12		0.12		0.12		4.16		45
10.12	(1.22)	1,072,839	0.12		0.12		0.12		0.12		4.41		68
10.77	9.28	1,232,222	0.13		0.13		0.12		0.12		4.27		25

$8.03	6.21%	$611,589	0.35	%*	0.35	%*	0.05	%*	0.05	%*	5.94	%*	18%
7.82	21.29	635,591	0.15		0.15		0.06		0.06		8.72		44
6.99	1.72	582,727	0.12		0.12		0.05		0.05		6.89		48
7.49	3.45	451,288	0.40		0.40		0.05		0.05		9.37		78
7.72	6.89	549,242	0.27		0.27		0.05		0.05		7.91		72
7.90	16.01	641,527	0.33		0.33		0.05		0.05		9.78		55

$9.78	3.00%	$1,538,425	0.06	%*	0.06	%*	0.05	%*	0.05	%*	3.51	%*	78%
9.67	6.61	1,773,544	0.16		0.16		0.05		0.05		4.11		134
9.51	0.29	2,045,450	0.11		0.11		0.05		0.05		4.29		102
10.15	3.48	2,388,181	0.05		0.05		0.05		0.05		3.74		63
10.68	2.95	3,749,985	0.05		0.05		0.05		0.05		3.63		62
11.45	12.63	4,397,691	0.05		0.05		0.05		0.05		4.25		42

$12.16	7.70%	$18,486,424	0.29	%*	0.29	%*	0.05	%*	0.05	%*	4.81	%*	33%
11.56	7.33	17,322,078	0.20		0.20		0.05		0.05		5.13		97
11.44	(1.35)	18,319,516	0.13		0.13		0.05		0.05		5.46		76
12.65	13.79	20,665,768	0.07		0.07		0.05		0.05		4.92		52
11.76	1.60	20,947,575	0.05		0.05		0.05		0.05		4.78		42
12.45	14.59	14,488,918	0.07		0.07		0.05		0.05		4.88		50

$9.89	1.18%	$378,641	0.13	%*	0.13	%*	0.05	%*	0.05	%*	1.83	%*	127%
9.84	1.35	381,430	0.05		0.05		0.05		0.05		1.49		312
9.83	0.62	142,590	0.05		0.05		0.05		0.05		1.23		65
9.88	1.33	356,484	0.05		0.05		0.05		0.05		0.87		333
9.87	(0.91)	360,385	0.05		0.05		0.05		0.05		0.73		316
10.04	0.93	257,004	0.05	*	0.06	*	0.05	*	0.06	*	0.63	*	287

$10.00	2.13%	$1,394,178	0.05	%*	0.05	%*	0.05	%*	0.05	%*	1.99	%*	238%
9.88	1.03	1,371,841	0.05		0.05		0.05		0.05		1.73		566
9.97	2.27	4,255,848	0.05		0.05		0.05		0.05		1.73		365
9.93	3.89	514,758	0.05		0.05		0.05		0.05		1.49		378
9.72	(1.43)	526,934	0.05		0.05		0.05		0.05		1.46		307
9.99	0.64	283,343	0.05	*	0.06	*	0.05	*	0.06	*	0.63	*	203

$11.04	4.14%	$2,063,427	0.06	%*	0.06	%*	0.05	%*	0.05	%*	3.07	%*	580%
10.78	1.06	2,087,307	0.07		0.07		0.05		0.05		2.91		1,472
11.00	4.26	1,782,526	0.07		0.07		0.05		0.05		2.57		1,356
11.00	6.54	2,643,384	0.05		0.05		0.05		0.05		2.26		1,742
10.68	0.69	5,250,652	0.05		0.05		0.05		0.05		1.97		1,357
10.95	3.85	7,613,977	0.05		0.05		0.05		0.05		1.77		1,157

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	27

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Municipal Sector Portfolio
04/01/2017 - 09/30/2017+	$7.26	$0.18	$(0.03)	$0.15	$(0.20)	$0.00	$0.00	$(0.20)
03/31/2017	7.59	0.37	(0.22)	0.15	(0.33)	(0.15)	0.00	(0.48)
03/31/2016	8.23	0.39	(0.05)	0.34	(0.64)	(0.34)	0.00	(0.98)
03/31/2015	8.08	0.39	0.43	0.82	(0.52)	(0.15)	0.00	(0.67)
03/31/2014	8.94	0.40	(0.49)	(0.09)	(0.39)	(0.38)	0.00	(0.77)
03/31/2013	8.68	0.40	0.36	0.76	(0.37)	(0.13)	0.00	(0.50)

PIMCO Real Return Portfolio
04/01/2017 - 09/30/2017+	$8.90	$0.12	$(0.04)	$0.08	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2017	9.11	0.37	(0.10)	0.27	(0.48)	0.00	0.00	(0.48)
03/31/2016	8.95	0.20	0.04	0.24	(0.08)	0.00	0.00	(0.08)
03/31/2015	9.03	0.11	0.19	0.30	(0.38)	0.00	0.00	(0.38)
03/31/2014	9.86	0.14	(0.80)	(0.66)	(0.11)	(0.04)	(0.02)	(0.17)
03/31/2013	9.56	0.11	0.54	0.65	(0.18)	(0.17)	0.00	(0.35)

PIMCO Short-Term Portfolio
04/01/2017 - 09/30/2017+	$9.48	$0.10	$0.16	$0.26	$(0.17)	$0.00	$0.00	$(0.17)
03/31/2017	9.33	0.26	0.15	0.41	(0.26)	0.00	0.00	(0.26)
03/31/2016	9.54	0.22	(0.11)	0.11	(0.32)	0.00	0.00	(0.32)
03/31/2015	9.60	0.25	(0.06)	0.19	(0.25)	0.00	0.00	(0.25)
03/31/2014	9.59	0.33	0.04	0.37	(0.36)	0.00	0.00	(0.36)
03/31/2013	9.13	0.36	0.50	0.86	(0.40)	0.00	0.00	(0.40)

PIMCO Short-Term Floating NAV Portfolio II
04/01/2017 - 09/30/2017+	$10.01	$0.06	$0.00	$0.06	$(0.06)	$0.00	$0.00	$(0.06)
03/31/2017	10.01	0.08	0.00	0.08	(0.08)	0.00	0.00	(0.08)
03/31/2016	10.01	0.04	0.00	0.04	(0.04)	(0.00)	0.00	(0.04)
03/31/2015	10.01	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)
03/31/2014	10.01	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)
03/31/2013	10.01	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)

PIMCO U.S. Government Sector Portfolio
04/01/2017 - 09/30/2017+	$8.78	$0.11	$0.26	$0.37	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2017	9.03	0.23	(0.27)	(0.04)	(0.21)	0.00	0.00	(0.21)
03/31/2016	9.67	0.29	(0.61)	(0.32)	(0.32)	0.00	0.00	(0.32)
03/31/2015	8.82	0.17	0.82	0.99	(0.14)	0.00	0.00	(0.14)
03/31/2014	9.44	0.14	(0.61)	(0.47)	(0.15)	0.00	0.00	(0.15)
03/31/2013	8.80	0.15	0.64	0.79	(0.15)	0.00	0.00	(0.15)

PIMCO International Portfolio (Consolidated)
04/01/2017 - 09/30/2017+	$7.68	$0.01	$0.12	$0.13	$0.00	$0.00	$0.00	$0.00
03/31/2017	7.97	0.05	(0.34)	(0.29)	0.00	0.00	0.00	0.00
03/31/2016~	10.04	0.06	(1.02)	(0.96)	(1.11)	0.00	0.00	(1.11)
03/31/2015~	9.14	0.12	1.08	1.20	(0.30)	0.00	0.00	(0.30)
03/31/2014~	9.54	0.12	(0.02)	0.10	(0.50)	0.00	0.00	(0.50)
03/31/2013~	10.24	0.20	0.54	0.74	(1.44)	0.00	0.00	(1.44)

PIMCO Short-Term Floating NAV Portfolio III (Consolidated)
04/01/2017 - 09/30/2017+	$9.89	$0.05	$0.02	$0.07	$(0.07)	$0.00	$0.00	$(0.07)
03/31/2017	9.88	0.07	0.04	0.11	(0.10)	0.00	0.00	(0.10)
03/31/2016	9.92	0.06	(0.01)	0.05	(0.09)	0.00	0.00	(0.09)
03/31/2015	9.99	0.06	(0.02)	0.04	(0.11)	0.00	0.00	(0.11)
03/31/2014	9.99	0.05	(0.01)	0.04	(0.04)	0.00	0.00	(0.04)
03/31/2013	10.01	0.06	(0.02)	0.04	(0.06)	0.00	0.00	(0.06)

PIMCO Short-Term Floating NAV Portfolio IV (Consolidated)
05/01/2017 - 09/30/2017+	$10.00	$0.07	$0.02	$0.09	$(0.07)	$0.00	$0.00	$(0.07)
^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
~	A one for two reverse share split, effective August 7, 2015, has been retroactively applied.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

28	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.21	2.13%	$138,799	0.05	%*	0.05	%*	0.05	%*	0.05	%*	4.97	%*	3%
7.26	2.09	144,501	0.05		0.05		0.05		0.05		4.94		0
7.59	4.48	152,110	0.05		0.05		0.05		0.05		4.85		22
8.23	10.41	164,087	0.06		0.06		0.05		0.05		4.66		2
8.08	(0.62)	248,361	0.06		0.06		0.05		0.05		4.85		17
8.94	8.88	359,440	0.07		0.07		0.05		0.05		4.47		27

$8.85	0.94%	$80,358	0.63	%*	0.63	%*	0.05	%*	0.05	%*	2.80	%*	105%
8.90	3.04	482,644	0.58		0.58		0.05		0.05		4.05		149
9.11	2.76	1,227,505	0.28		0.28		0.05		0.05		2.25		127
8.95	3.38	1,501,480	0.09		0.09		0.05		0.05		1.17		139
9.03	(6.69)	2,755,107	0.06		0.06		0.05		0.05		1.57		34
9.86	6.89	3,602,637	0.06		0.06		0.05		0.05		1.16		46

$9.57	2.80%	$529,556	0.06	%*	0.06	%*	0.06	%*	0.06	%*	2.04	%*	115%
9.48	4.40	658,442	0.05		0.05		0.05		0.05		2.69		121
9.33	1.15	674,143	0.05		0.05		0.05		0.05		2.29		7
9.54	2.01	1,194,737	0.05		0.05		0.05		0.05		2.59		52
9.60	3.96	1,049,627	0.11		0.11		0.05		0.05		3.38		17
9.59	9.54	912,748	0.13		0.13		0.05		0.05		3.81		9

$10.01	0.61%	$5,230,777	0.05	%*	0.05	%*	0.05	%*	0.05	%*	1.21	%*	38%
10.01	0.85	5,006,020	0.05		0.05		0.05		0.05		0.82		103
10.01	0.37	4,445,929	0.05		0.05		0.05		0.05		0.37		68
10.01	0.19	5,555,410	0.05		0.05		0.05		0.05		0.20		68
10.01	0.19	6,827,731	0.05		0.05		0.05		0.05		0.18		96
10.01	0.30	4,273,516	0.05		0.05		0.05		0.05		0.27		91

$9.07	4.26%	$2,506,482	0.05	%*	0.05	%*	0.05	%*	0.05	%*	2.39	%*	38%
8.78	(0.45)	2,152,196	0.19		0.19		0.05		0.05		2.57		33
9.03	(3.22)	2,007,530	0.25		0.25		0.05		0.05		3.19		95
9.67	11.29	2,203,702	0.06		0.06		0.05		0.05		1.82		104
8.82	(4.98)	3,277,262	0.05		0.05		0.05		0.05		1.55		96
9.44	8.98	3,734,105	0.05		0.05		0.05		0.05		1.59		69

$7.81	1.69%	$695,740	0.13	%*	0.13	%*	0.12	%*	0.12	%*	0.37	%*	40%
7.68	(3.64)	694,954	0.13		0.13		0.12		0.12		0.68		122
7.97	(7.70)	829,855	0.12		0.12		0.12		0.12		0.71		404
10.04	13.27	1,063,915	0.12		0.12		0.12		0.12		1.27		156
9.14	1.03	1,739,775	0.12		0.12		0.12		0.12		1.29		121
9.54	7.55	2,053,278	0.19		0.19		0.12		0.12		2.01		175

$9.89	0.66%	$29,655,884	0.01	%*	0.01	%*	0.00	%*	0.00	%*	0.98	%*	44%
9.89	1.05	23,928,033	0.01		0.01		0.00		0.00		0.74		308
9.88	0.59	18,434,787	0.01		0.01		0.00		0.00		0.61		146
9.92	0.31	36,450,693	0.00		0.00		0.00		0.00		0.58		101
9.99	0.34	49,219,987	0.00		0.00		0.00		0.00		0.49		267
9.99	0.44	19,768,175	0.00		0.00		0.00		0.00		0.61		319

$10.02	0.91%	$6,078,937	0.00	%*	0.00	%*	0.00	%*	0.00	%*	1.76	%*	20%

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	29

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Asset-Backed Securities Portfolio	PIMCO Emerging Markets Portfolio	PIMCO High Yield Portfolio	PIMCO Investment Grade Corporate Portfolio	PIMCO Long Duration Corporate Bond Portfolio	PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio

Assets:
Investments, at value
Investments in securities*	$3,826,815	$464,946	$636,577	$1,557,639	$22,432,569	$478,468	$1,908,613
Investments in Affiliates	725,810	170,312	14,758	15,408	230,748	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	298	236	98	380	10,284	56	103
Over the counter	1,896	4,673	846	1,597	107,752	2	4
Cash	0	0	9	87	302	1	94
Deposits with counterparty	2,921	6,912	18,387	1,908	22,211	1,866	2,933
Foreign currency, at value	0	417	595	1	15,970	0	0
Receivable for investments sold	226	17,092	16,758	6,295	18,263	17,002	1,310
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	0	0	0
Receivable for TBA investments sold	399,098	0	0	86,878	295,800	99,748	515,944
Receivable for Portfolio shares sold	0	0	0	0	9,335	0	0
Interest and/or dividends receivable	5,928	4,030	9,469	17,822	228,498	1,948	7,440
Dividends receivable from Affiliates	819	245	24	13	166	0	0
Other assets	0	0	0	0	0	0	0
Total Assets	4,963,811	668,863	697,521	1,688,028	23,371,898	599,091	2,436,441

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$73,624	$0	$3,493,604	$0	$0
Payable for sale-buyback transactions	0	0	0	0	457,694	52,122	0
Payable for short sales	3,522	0	2,117	0	0	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	101	14	646	158	5,058	7	282
Over the counter	6,843	11,662	717	1,055	98,515	0	0
Payable for investments purchased	0	0	7,409	12,732	128,453	4,216	18,873
Payable for investments in Affiliates purchased	819	245	24	13	166	0	0
Payable for TBA investments purchased	924,667	0	0	134,725	649,484	164,086	1,022,556
Deposits from counterparty	1,993	2,431	1,368	854	19,858	0	490
Payable for Portfolio shares redeemed	0	0	0	0	31,785	0	0
Distributions payable	0	0	0	0	0	0	0
Overdraft due to custodian	0	15,790	0	0	0	0	0
Accrued investment advisory fees	68	11	10	26	313	6	24
Accrued supervisory and administrative fees	102	53	16	39	470	10	35
Accrued reimbursement to PIMCO	2	0	0	1	7	0	1
Other liabilities	0	0	1	0	67	3	2
Total Liabilities	938,117	30,206	85,932	149,603	4,885,474	220,450	1,042,263

Net Assets	$4,025,694	$638,657	$611,589	$1,538,425	$18,486,424	$378,641	$1,394,178

Net Assets Consist of:
Paid in capital	$3,860,591	$633,588	$724,657	$1,462,922	$16,685,239	$381,584	$1,386,977
Undistributed (overdistributed) net investment income	43,484	5,264	22,629	12,515	229,252	1,611	4,548
Accumulated undistributed net realized gain (loss)	(9,767)	(5,081)	(157,487)	28,816	74,520	(5,764)	1,288
Net unrealized appreciation (depreciation)	131,386	4,886	21,790	34,172	1,497,413	1,210	1,365

Net Assets	$4,025,694	$638,657	$611,589	$1,538,425	$18,486,424	$378,641	$1,394,178

Shares Issued and Outstanding	314,834	62,394	76,135	157,383	1,520,204	38,279	139,373

Net Asset Value Per Share Outstanding:	$12.79	$10.24	$8.03	$9.78	$12.16	$9.89	$10.00

Cost of investments in securities	$3,713,739	$460,876	$606,786	$1,525,281	$21,051,778	$477,559	$1,906,067
Cost of investments in Affiliates	$725,810	$170,321	$15,088	$15,408	$230,759	$0	$0
Cost of foreign currency held	$0	$449	$593	$1	$16,011	$0	$0
Proceeds received on short sales	$3,525	$0	$2,041	$0	$0	$0	$0
Cost or premiums of financial derivative instruments, net	$(18,787)	$(3,254)	$6,913	$(112)	$54,411	$556	$1,242

* Includes repurchase agreements of:	$869	$82,600	$2,940	$3,552	$4,849	$620	$7,436

†	A zero balance may reflect actual amounts rounding to less than one thousand.

30	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

PIMCO Mortgage Portfolio	PIMCO Municipal Sector Portfolio	PIMCO Real Return Portfolio	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government Sector Portfolio

$4,737,605	$126,845	$128,474	$487,761	$5,415,801	$2,055,626
405,608	10,964	338	96,173	0	514,880

356	0	31	86	0	663
5,951	0	1,707	387	0	0
37	1	3	1	108,283	0
3,516	0	42	2,342	1,572	1,501
0	0	75	0	0	0
3,350	0	553	481	0	3,653
0	0	4,379	0	0	0
1,925,311	0	3,225	69,203	0	63,275
0	0	0	0	36,600	0
6,594	2,081	669	1,005	10,057	13,908
424	13	1	127	0	554
0	0	1	0	0	0
7,088,752	139,904	139,498	657,566	5,572,313	2,654,060

$0	$0	$38,790	$0	$0	$0
0	0	14,100	0	0	0
110,264	0	0	4,011	0	21,057

64	0	71	76	0	6,375
2,953	0	776	341	0	0
35,267	1,086	1	0	341,311	77,270
424	13	1	127	0	554
4,868,330	0	3,213	123,373	0	42,214
7,935	0	2,183	59	0	0
0	0	0	0	0	0
0	0	0	0	14	0
0	0	0	0	0	0
35	2	2	9	84	43
52	4	3	14	127	64
1	0	0	0	0	1
0	0	0	0	0	0
5,025,325	1,105	59,140	128,010	341,536	147,578

$2,063,427	$138,799	$80,358	$529,556	$5,230,777	$2,506,482

$2,100,482	$120,372	$110,836	$750,750	$5,230,206	$2,597,557
20,407	3,046	3,371	7,102	(48)	8,018
(64,834)	183	(37,068)	(232,828)	542	(65,069)
7,372	15,198	3,219	4,532	77	(34,024)

$2,063,427	$138,799	$80,358	$529,556	$5,230,777	$2,506,482

186,805	19,257	9,078	55,342	522,565	276,251

$11.04	$7.21	$8.85	$9.57	$10.01	$9.07

$4,735,360	$112,406	$127,257	$485,509	$5,415,724	$2,066,076
$405,633	$10,965	$338	$96,173	$0	$514,909
$0	$0	$76	$0	$0	$0
$110,209	$0	$0	$4,010	$0	$21,070
$3,631	$0	$(2,352)	$(1,357)	$0	$(4,832)

$2,191	$553	$567	$4,210	$1,416,800	$4,954

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	31

Consolidated Statements of Assets and Liabilities

September 30, 2017 (Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO International Portfolio	PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV Portfolio IV

Assets:
Investments, at value
Investments in securities*	$681,934	$31,206,928	$6,319,652
Investments in Affiliates	173	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,404	0	1,036
Over the counter	11,893	49,574	7,736
Cash	981	60,168	28,535
Deposits with counterparty	29,034	567	6,087
Foreign currency, at value	9,957	912	138
Receivable for investments sold	1,626	24,568	3,947
Receivable for TBA investments sold	0	406,141	0
Receivable for Portfolio shares sold	0	0	200,000
Interest and/or dividends receivable	4,267	59,076	19,649
Other assets	0	1	0
Total Assets	741,269	31,807,935	6,586,780

Liabilities:
Borrowings & Other Financing Transactions
Payable for short sales	$0	$202,559	$0
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,968	0	0
Over the counter	20,135	71,815	961
Payable for investments purchased	15,214	1,628,402	499,473
Payable for TBA investments purchased	0	203,126	0
Deposits from counterparty	7,145	46,149	7,409
Accrued investment advisory fees	11	0	0
Accrued supervisory and administrative fees	56	0	0
Total Liabilities	45,529	2,152,051	507,843

Net Assets	$695,740	$29,655,884	$6,078,937

Net Assets Consist of:
Paid in capital	$714,466	$29,663,711	$6,073,095
Undistributed (overdistributed) net investment income	(13,940)	(33,488)	(643)
Accumulated undistributed net realized gain (loss)	(20,851)	4,160	(1,589)
Net unrealized appreciation (depreciation)	16,065	21,501	8,074

Net Assets	$695,740	$29,655,884	$6,078,937

Shares Issued and Outstanding	89,104	2,999,993	606,935

Net Asset Value Per Share Outstanding:	$7.81	$9.89	$10.02

Cost of investments in securities	$672,298	$31,162,695	$6,322,512
Cost of investments in Affiliates	$173	$0	$0
Cost of foreign currency held	$9,958	$963	$138
Proceeds received on short sales	$0	$202,891	$0
Cost or premiums of financial derivative instruments, net	$(14,708)	$0	$0

* Includes repurchase agreements of:	$188,129	$2,766,338	$222,574

†	A zero balance may reflect actual amounts rounding to less than one thousand.

32	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands†)	PIMCO Asset-Backed Securities Portfolio	PIMCO Emerging Markets Portfolio	PIMCO High Yield Portfolio	PIMCO Investment Grade Corporate Portfolio

Investment Income:
Interest	$56,919	$11,894	$18,527	$27,403
Dividends	0	0	9	663
Dividends from Investments in Affiliates	4,740	1,268	171	371
Total Income	61,659	13,162	18,707	28,437

Expenses:
Investment advisory fees	375	63	60	159
Supervisory and administrative fees	562	313	89	238
Trustee fees	5	1	1	3
Interest expense	18	11	887	75
Excise tax expense	0	0	0	0
Miscellaneous expense	9	2	7	4
Total Expenses	969	390	1,044	479
Waiver and/or Reimbursement by PIMCO	(5)	(1)	(1)	(3)
Net Expenses	964	389	1,043	476

Net Investment Income (Loss)	60,695	12,773	17,664	27,961

Net Realized Gain (Loss):
Investments in securities	7,240	3,021	13,708	23,947
Investments in Affiliates	(46)	0	(7)	17
Exchange-traded or centrally cleared financial derivative instruments	20	(253)	(179)	7,939
Over the counter financial derivative instruments	3,064	(6,022)	(971)	3,240
Short sales	0	0	0	6
Foreign currency	0	114	167	0

Net Realized Gain (Loss)	10,278	(3,140)	12,718	35,149

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	62,535	1,544	6,729	(3,932)
Investments in Affiliates	(51)	(12)	0	(2)
Exchange-traded or centrally cleared financial derivative instruments	(2,504)	5,985	744	(10,854)
Over the counter financial derivative instruments	4,443	5,411	(1,698)	(2,213)
Short sales	3	0	0	0
Foreign currency assets and liabilities	0	(50)	(4)	0

Net Change in Unrealized Appreciation (Depreciation)	64,426	12,878	5,771	(17,001)

Net Increase (Decrease) in Net Assets Resulting from Operations	$135,399	$22,511	$36,153	$46,109

* Foreign tax withholdings	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	33

Statements of Operations (Cont.)

Six Months Ended September 30, 2017
(Amounts in thousands†)	PIMCO Long Duration Corporate Bond Portfolio	PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio	PIMCO Mortgage Portfolio	PIMCO Municipal Sector Portfolio

Investment Income:
Interest, net of foreign taxes*	$452,008	$3,701	$14,225	$29,650	$3,365
Dividends	2,705	0	0	0	0
Dividends from Investments in Affiliates	317	0	0	1,159	55
Total Income	455,030	3,701	14,225	30,809	3,420

Expenses:
Investment advisory fees	1,786	38	139	197	14
Supervisory and administrative fees	2,679	56	208	295	20
Trustee fees	27	1	2	3	0
Interest expense	21,319	144	12	100	0
Excise tax expense	0	0	0	0	0
Miscellaneous expense	44	1	4	5	0
Total Expenses	25,855	240	365	600	34
Waiver and/or Reimbursement by PIMCO	(27)	(1)	(2)	(3)	0
Net Expenses	25,828	239	363	597	34

Net Investment Income (Loss)	429,202	3,462	13,862	30,212	3,386

Net Realized Gain (Loss):
Investments in securities	90,193	1,294	13,004	63,986	730
Investments in Affiliates	(2)	0	0	(10)	2
Exchange-traded or centrally cleared financial derivative instruments	18,607	(106)	1,326	(2,767)	0
Over the counter financial derivative instruments	13,211	1	2	2,527	1
Short sales	0	0	0	(1)	0
Foreign currency	2,453	0	0	0	0

Net Realized Gain (Loss)	124,462	1,189	14,332	63,735	733

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	714,120	68	2,920	(10,231)	(1,267)
Investments in Affiliates	(11)	0	0	(15)	(3)
Exchange-traded or centrally cleared financial derivative instruments	31,758	(207)	(1,514)	(67)	0
Over the counter financial derivative instruments	18,383	4	0	(2,851)	0
Short sales	0	0	0	(55)	0
Foreign currency assets and liabilities	(26)	0	0	0	0

Net Change in Unrealized Appreciation (Depreciation)	764,224	(135)	1,406	(13,219)	(1,270)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,317,888	$4,516	$29,600	$80,728	$2,849

* Foreign tax withholdings	$67	$1	$2	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

34	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Real Return Portfolio	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government Sector Portfolio

$6,449	$5,293	$30,886	$24,650
0	0	0	0
24	797	0	1,691
6,473	6,090	30,886	26,341

38	58	490	216
57	87	734	324
1	1	7	3
1,097	3	0	0
0	13	0	0
1	1	0	5
1,194	163	1,231	548
(1)	(1)	0	(3)
1,193	162	1,231	545

5,280	5,928	29,655	25,796

8,393	3,577	425	1,832
6	(11)	0	(10)
3,067	219	0	85,144
1,056	943	0	0
0	0	0	0
(270)	0	0	0

12,252	4,728	425	86,966

(2,266)	5,878	(546)	41,671
0	(1)	0	(25)
(3,674)	(1,156)	0	(74,417)
(4,035)	478	0	0
0	0	0	0
(10)	0	0	0

(9,985)	5,199	(546)	(32,771)

$7,547	$15,855	$29,534	$79,991

$0	$0	$0	$0

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	35

Consolidated Statements of Operations

Six Months or Period Ended September 30, 2017 (Unaudited)
(Amounts in thousands†)	PIMCO International Portfolio	PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV Portfolio IV(a)

Investment Income:
Interest	$1,451	$120,709	$17,593
Dividends from Investments in Affiliates	179	0	0
Total Income	1,630	120,709	17,593

Expenses:
Investment advisory fees	65	0	0
Supervisory and administrative fees	324	0	0
Trustee fees	1	0	0
Interest expense	40	1,113	41
Miscellaneous expense	2	0	0
Total Expenses	432	1,113	41
Waiver and/or Reimbursement by PIMCO	(1)	0	0
Net Expenses	431	1,113	41

Net Investment Income (Loss)	1,199	119,596	17,552

Net Realized Gain (Loss):
Investments in securities	3,698	179,130	5,735
Investments in Affiliates	76	0	0
Exchange-traded or centrally cleared financial derivative instruments	(23,475)	0	(1,779)
Over the counter financial derivative instruments	(2,894)	(10,905)	179
Foreign currency	3,958	(132,698)	(5,724)

Net Realized Gain (Loss)	(18,637)	35,527	(1,589)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	24,262	(24,040)	(2,860)
Investments in Affiliates	(72)	0	0
Exchange-traded or centrally cleared financial derivative instruments	16,861	0	4,244
Over the counter financial derivative instruments	(10,340)	31,438	6,776
Foreign currency assets and liabilities	(3)	(782)	(86)

Net Change in Unrealized Appreciation (Depreciation)	30,708	6,616	8,074

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,270	$161,739	$24,037

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date through September 30, 2017.

36	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO Asset-Backed Securities Portfolio		PIMCO Emerging Markets Portfolio		PIMCO High Yield Portfolio		PIMCO Investment Grade Corporate Portfolio

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$60,695	$113,308	$12,773	$34,616	$17,664	$58,165	$27,961	$79,323
Net realized gain (loss)	10,278	13,501	(3,140)	(2,520)	12,718	3,195	35,149	43,745
Net change in unrealized appreciation (depreciation)	64,426	67,817	12,878	11,410	5,771	63,916	(17,001)	1,372

Net Increase (Decrease) in Net Assets Resulting from Operations	135,399	194,626	22,511	43,506	36,153	125,276	46,109	124,440

Distributions to Shareholders:
From net investment income	(51,004)	(122,003)	0	(1,015)	(20,001)	(51,501)	(28,001)	(87,005)
From net realized capital gains	0	0	0	0	0	0	0	0

Total Distributions(a)	(51,004)	(122,003)	0	(1,015)	(20,001)	(51,501)	(28,001)	(87,005)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	382,201	1,372,164	(69,557)	(120,774)	(40,154)	(20,911)	(253,227)	(309,341)

Total Increase (Decrease) in Net Assets	466,596	1,444,787	(47,046)	(78,283)	(24,002)	52,864	(235,119)	(271,906)

Net Assets:
Beginning of period	3,559,098	2,114,311	685,703	763,986	635,591	582,727	1,773,544	2,045,450
End of period*	$4,025,694	$3,559,098	$638,657	$685,703	$611,589	$635,591	$1,538,425	$1,773,544

* Including undistributed (overdistributed) net investment income of:	$43,484	$33,793	$5,264	$(7,509)	$22,629	$24,966	$12,515	$12,555

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	37

Statements of Changes in Net Assets (Cont.)

	PIMCO Long Duration Corporate Bond Portfolio		PIMCO Low Duration Portfolio		PIMCO Moderate Duration Portfolio

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$429,202	$916,196	$3,462	$3,147	$13,862	$14,127
Net realized gain (loss)	124,462	269,291	1,189	(397)	14,332	(7,855)
Net change in unrealized appreciation (depreciation)	764,224	108,944	(135)	414	1,406	(5,414)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,317,888	1,294,431	4,516	3,164	29,600	858

Distributions to Shareholders:
From net investment income	(425,003)	(875,030)	(2,500)	(2,650)	(12,500)	(13,102)
From net realized capital gains	0	(149,597)	0	0	0	(4,636)

Total Distributions(a)	(425,003)	(1,024,627)	(2,500)	(2,650)	(12,500)	(17,738)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	271,461	(1,267,242)	(4,805)	238,326	5,237	962,873

Total Increase (Decrease) in Net Assets	1,164,346	(997,438)	(2,789)	238,840	22,337	945,993

Net Assets:
Beginning of period	17,322,078	18,319,516	381,430	142,590	1,371,841	425,848
End of period*	$18,486,424	$17,322,078	$378,641	$381,430	$1,394,178	$1,371,841

* Including undistributed (overdistributed) net investment income of:	$229,252	$225,053	$1,611	$649	$4,548	$3,186

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

38	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Mortgage Portfolio		PIMCO Municipal Sector Portfolio		PIMCO Real Return Portfolio		PIMCO Short-Term Portfolio

Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

$30,212	$57,058	$3,386	$7,377	$5,280	$42,514	$5,928	$18,376
63,735	(35,880)	733	(514)	12,252	20,039	4,728	125
(13,219)	4,074	(1,270)	(3,728)	(9,985)	(36,565)	5,199	10,697

80,728	25,252	2,849	3,135	7,547	25,988	15,855	29,198

(33,000)	(61,003)	(3,800)	(6,501)	(2,800)	(38,603)	(9,500)	(18,101)
0	0	0	(2,958)	0	0	0	0

(33,000)	(61,003)	(3,800)	(9,459)	(2,800)	(38,603)	(9,500)	(18,101)

(71,608)	340,532	(4,751)	(1,285)	(407,033)	(732,246)	(135,241)	(26,798)

(23,880)	304,781	(5,702)	(7,609)	(402,286)	(744,861)	(128,886)	(15,701)

2,087,307	1,782,526	144,501	152,110	482,644	1,227,505	658,442	674,143
$2,063,427	$2,087,307	$138,799	$144,501	$80,358	$482,644	$529,556	$658,442

$20,407	$23,195	$3,046	$3,460	$3,371	$891	$7,102	$10,674

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	39

Statements of Changes in Net Assets (Cont.)

	PIMCO Short-Term Floating NAV Portfolio II		PIMCO U.S. Government Sector Portfolio

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$29,655	$36,432	$25,796	$53,454
Net realized gain (loss)	425	503	86,966	(84,592)
Net change in unrealized appreciation (depreciation)	(546)	647	(32,771)	17,479

Net Increase (Decrease) in Net Assets Resulting from Operations	29,534	37,582	79,991	(13,659)

Distributions to Shareholders:
From net investment income	(29,726)	(36,459)	(21,499)	(48,114)
From net realized capital gains	0	(272)	0	0

Total Distributions(a)	(29,726)	(36,731)	(21,499)	(48,114)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	224,949	559,240	295,794	206,439

Total Increase (Decrease) in Net Assets	224,757	560,091	354,286	144,666

Net Assets:
Beginning of period	5,006,020	4,445,929	2,152,196	2,007,530
End of period*	$5,230,777	$5,006,020	$2,506,482	$2,152,196

* Including undistributed (overdistributed) net investment income of:	$(48)	$23	$8,018	$3,721

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

40	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO International Portfolio		PIMCO Short-Term Floating NAV Portfolio III		PIMCO Short-Term Floating NAV Portfolio IV

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Inception date through September 30, 2017 (Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$1,199	$5,184	$119,596	$111,920	$17,552
Net realized gain (loss)	(18,637)	(50,038)	35,527	99,026	(1,589)
Net change in unrealized appreciation (depreciation)	30,708	16,507	6,616	(54,275)	8,074

Net Increase (Decrease) in Net Assets Resulting from Operations	13,270	(28,347)	161,739	156,671	24,037

Distributions to Shareholders:
From net investment income	0	0	(163,575)	(149,282)	(18,195)

Total Distributions(a)	0	0	(163,575)	(149,282)	(18,195)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(12,484)	(106,554)	5,729,687	5,485,857	6,073,095

Total Increase (Decrease) in Net Assets	786	(134,901)	5,727,851	5,493,246	6,078,937

Net Assets:
Beginning of period	694,954	829,855	23,928,033	18,434,787	0
End of period*	$695,740	$694,954	$29,655,884	$23,928,033	$6,078,937

* Including undistributed (overdistributed) net investment income of:	$(13,940)	$(15,139)	$(33,488)	$10,491	$(643)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	41

Statements of Cash Flows

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands†)	PIMCO High Yield Portfolio	PIMCO Long Duration Corporate Bond Portfolio	PIMCO Real Return Portfolio

Cash Flows Provided by (Used for) Operating Activities:

Net increase in net assets resulting from operations	$36,153	$1,317,888	$7,547

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(110,471)	(7,799,849)	(595,010)
Proceeds from sales of long-term securities	195,998	7,229,271	1,306,715
(Purchases) Proceeds from sales of short-term portfolio investments, net	13,715	(131,944)	8,392
(Increase) decrease in deposits with counterparty	(7,035)	3,183	2,954
(Increase) decrease in receivable for investments sold	(11,577)	459,157	44,388
(Increase) decrease in interest and/or dividends receivable	(329)	(7,022)	2,284
(Increase) decrease in dividends receivable from Affiliates	(16)	(142)	6
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	1,363	41,685	(647)
Proceeds from (Payments on) over the counter financial derivative instruments	(1,780)	(1,734)	1,558
Increase (decrease) in payable for investments purchased	(22,323)	(763,517)	(80,711)
Increase (decrease) in deposits from counterparty	223	4,088	(3,114)
Increase (decrease) in accrued investment advisory fees	(2)	1	(7)
Increase (decrease) in accrued supervisory and administrative fees	(2)	4	(11)
(Increase) decrease in recoupment payable to Manager Increase (Decrease) in reimbursement receivable from PIMCO	2	51	3
Proceeds from (Payments on) short sales transactions, net	(75)	0	(2,103)
Proceeds from (Payments on) foreign currency transactions	163	2,427	(280)
Increase (decrease) in other liabilities	(83)	47	(1)
Net Realized (Gain) Loss
Investments in securities	(13,708)	(90,193)	(8,393)
Investments in Affiliates	7	2	(6)
Exchange-traded or centrally cleared financial derivative instruments	179	(18,607)	(3,067)
Over the counter financial derivative instruments	971	(13,211)	(1,056)
Foreign currency	(167)	(2,453)	270
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(6,729)	(714,120)	2,266
Investments in Affiliates	0	11	0
Exchange-traded or centrally cleared financial derivative instruments	(744)	(31,758)	3,674
Over the counter financial derivative instruments	1,698	(18,383)	4,035
Foreign currency assets and liabilities	4	26	10
Non Cash Payment in Kind	632	0	0
Net amortization (accretion) on investments	2,198	11,238	2,270

Net Cash Provided by (Used for) Operating Activities	78,265	(523,854)	691,966

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	33,290	2,490,136	155,030
Payments on shares redeemed	(93,585)	(2,482,998)	(564,833)
Increase (decrease) in overdraft due to custodian	(8,716)	0	(193)
Cash distributions paid*	(670)	(750)	(30)
Proceeds from reverse repurchase agreements	310,124	26,630,933	1,678,442
Payments on reverse repurchase agreements	(318,104)	(26,489,775)	(1,975,237)
Proceeds from sale-buyback transactions	0	6,600,292	670,988
Payments on sale-buyback transactions	0	(6,218,302)	(656,888)

Net Cash Received from (Used for) Financing Activities	(77,661)	529,536	(692,721)

Net Increase (Decrease) in Cash and Foreign Currency	604	5,682	(755)

Cash and Foreign Currency:
Beginning of period	0	10,590	833
End of period	$604	$16,272	$78

* Reinvestment of distributions	$19,331	$424,253	$2,770

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$870	$18,930	$1,342

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund had a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments were not classified as Level 1 or 2 in the fair value hierarchy.

42	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Asset-Backed Securities Portfolio

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.1%

CORPORATE BONDS & NOTES 0.3%

BANKING & FINANCE 0.1%
Preferred Term Securities Ltd.
1.871% (US0003M + 0.550%) due 03/24/2034 ~	$334	$312
2.189% (US0003M + 0.860%) due 07/03/2033 ~	3,553	3,073

		3,385

INDUSTRIALS 0.2%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,255	1,400
Times Square Hotel Trust
8.528% due 08/01/2026	4,840	5,772
UAL Pass-Through Trust
6.636% due 01/02/2024	1,024	1,119

		8,291

Total Corporate Bonds & Notes (Cost $10,144)		11,676

MUNICIPAL BONDS & NOTES 0.1%

TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
2.399% (US0003M + 1.100%) due 04/01/2040 ~	577	586

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,305	3,235

Total Municipal Bonds & Notes (Cost $3,695)		3,821

U.S. GOVERNMENT AGENCIES 15.0%
Fannie Mae
1.297% (LIBOR01M + 0.060%) due 07/25/2037 ~	2,507	2,462
1.367% (LIBOR01M + 0.130%) due 03/25/2036 ~	44	43
1.477% (US0001M + 0.240%) due 08/25/2031 ~	142	139
1.524% (LIBOR01M + 0.120%) due 05/25/2032 ~	13	13
1.634% (LIBOR01M + 0.400%) due 09/17/2027 ~	2	2
1.687% (LIBOR01M + 0.450%) due 06/25/2021 - 02/25/2033 ~	107	107
1.737% (LIBOR01M + 0.500%) due 01/25/2020 - 03/25/2022 ~	19	19
1.740% (T10Y - 0.450%) due 12/25/2021 ~	1	1
1.787% (LIBOR01M + 0.550%) due 12/25/2021 ~	3	3
1.834% (LIBOR01M + 0.600%) due 11/18/2031 ~	3	3
1.887% (LIBOR01M + 0.650%) due 11/25/2031 ~	52	53
1.907% (COF 11 + 1.250%) due 11/01/2040 ~	5	5
1.937% (LIBOR01M + 0.700%) due 04/25/2022 ~	3	3
1.987% (LIBOR01M + 0.750%) due 05/25/2022 ~	8	8
2.029% (12MTA + 1.200%) due 03/01/2044 - 10/01/2044 ~	21	22
2.030% (12MTA + 1.200%) due 10/01/2044 ~	61	63
2.087% (LIBOR01M + 0.850%) due 05/25/2018 - 10/25/2020 ~	4	5
2.137% (LIBOR01M + 0.900%) due 08/25/2023 ~	10	10

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.230% (12MTA + 1.400%) due 11/01/2030 - 10/01/2040 ~	$46	$47
2.237% (LIBOR01M + 1.000%) due 12/25/2023 - 04/25/2032 ~	20	21
2.248% (COF 11 + 1.600%) due 05/01/2025 ~	3	3
2.387% (LIBOR01M + 1.150%) due 10/25/2022 - 09/25/2023 ~	10	10
2.500% due 02/01/2023	573	580
2.588% (H15T1Y + 2.088%) due 11/01/2032 ~	57	60
2.620% (H15T1Y + 2.120%) due 09/01/2030 ~	20	21
2.625% (H15T1Y + 2.125%) due 10/01/2032 ~	23	25
2.667% (US0001M + 1.418%) due 02/01/2033 ~	188	193
2.673% (H15T1Y + 2.048%) due 12/01/2035 ~	18	19
2.711% (12MTA + 1.893%) due 11/01/2035 ~	2	2
2.719% (H15T1Y + 2.006%) due 02/01/2035 ~	12	13
2.720% (H15T1Y + 2.095%) due 10/01/2031 ~	6	6
2.750% (PRIME - 1.500%) due 12/25/2023 ~	17	17
2.750% (H15T1Y + 2.250%) due 09/01/2032 ~	17	17
2.750% (H15T1Y + 2.125%) due 12/01/2036 ~	16	17
2.809% (US0006M + 1.414%) due 06/01/2033 ~	14	15
2.811% (US0006M + 1.424%) due 03/01/2035 ~	20	21
2.870% (H15T1Y + 2.058%) due 05/01/2036 ~	6	7
2.879% (US0006M + 1.413%) due 09/01/2033 ~	28	29
2.900% (H15T1Y + 2.275%) due 01/01/2033 ~	25	26
2.925% (US0012M + 1.300%) due 02/01/2035 ~	9	9
2.940% (US0006M + 1.565%) due 07/01/2035 ~	27	28
2.949% (US0012M + 1.324%) due 01/01/2035 ~	10	11
2.956% (H15T1Y + 2.113%) due 05/01/2034 ~	45	47
3.000% due 01/01/2022 - 02/01/2047	30,026	30,485
3.000% (H15T1Y + 2.125%) due 03/01/2029 - 04/01/2032 ~	21	21
3.000% (US0012M + 1.500%) due 11/01/2034 ~	3	3
3.015% (US0006M + 1.575%) due 08/01/2033 ~	30	31
3.033% (US0006M + 1.643%) due 04/01/2036 ~	5	6
3.044% (H15T1Y + 2.252%) due 09/01/2033 ~	11	12
3.052% (US0012M + 1.641%) due 10/01/2034 ~	8	8
3.058% (US0012M + 1.750%) due 10/01/2033 ~	3	3
3.106% (US0012M + 1.364%) due 03/01/2035 ~	16	16
3.125% (COF FD + 1.750%) due 10/01/2017 - 12/01/2028 ~	9	9
3.130% (H15T1Y + 2.005%) due 03/01/2030 ~	10	10
3.136% (H15T1Y + 2.289%) due 04/01/2034 ~	3	3
3.146% (H15T1Y + 2.210%) due 07/01/2033 ~	12	12
3.160% (US0006M + 1.785%) due 11/01/2034 ~	16	17
3.199% (US0006M + 1.824%) due 12/01/2033 ~	1	1
3.200% (H15T1Y + 2.075%) due 08/01/2033 ~	10	10

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.260% (H15T1Y + 2.135%) due 08/01/2032 ~	$5	$5
3.292% (US0012M + 1.693%) due 12/01/2036 ~	27	28
3.296% (US0012M + 1.622%) due 09/01/2033 ~	14	15
3.301% (US0012M + 1.668%) due 07/01/2033 ~	15	15
3.337% (US0012M + 1.614%) due 03/01/2033 ~	1	1
3.340% (H15T1Y + 2.340%) due 05/01/2031 ~	5	5
3.355% (H15T1Y + 2.355%) due 06/01/2033 ~	21	21
3.360% (US0012M + 1.605%) due 04/01/2033 ~	14	15
3.375% (US0012M + 1.779%) due 12/01/2036 ~	26	27
3.379% (US0012M + 1.690%) due 03/01/2035 ~	12	12
3.387% (US0012M + 1.947%) due 04/01/2036 ~	16	17
3.428% (US0012M + 1.752%) due 03/01/2032 ~	26	27
3.432% (US0012M + 1.841%) due 01/01/2037 ~	11	12
3.500% (US0012M + 1.750%) due 09/01/2033 ~	11	11
3.500% due 03/01/2040 - 01/01/2046	8,207	8,477
3.590% (US0012M + 1.715%) due 05/01/2033 ~	32	33
3.621% (COF 11 + 1.250%) due 05/01/2036 ~	16	17
3.625% (US0006M + 2.250%) due 09/01/2033 ~	1	1
3.660% (NMCR) due 11/01/2019 ~	2	2
3.717% (H15T1Y + 2.845%) due 06/01/2033 ~	78	82
3.730% (US0012M + 1.980%) due 08/01/2035 ~	20	21
4.000% due 11/25/2033 - 08/01/2046	13,289	14,007
4.250% (COF 11 + 1.250%) due 10/01/2027 ~	1	1
5.000% due 06/25/2023 - 11/25/2032	441	509
5.500% due 08/01/2018 - 09/25/2035	1,599	1,996
6.500% due 06/25/2028	31	34
7.000% due 07/25/2042	6	6
7.500% due 08/25/2021 - 07/25/2022	22	24
8.500% due 09/01/2021 - 04/01/2032	89	95
14.363% (LIBOR01M + 15.600%) due 08/25/2021 ~	6	7
Fannie Mae, TBA
2.500% due 10/01/2032	20,000	20,134
3.000% due 10/01/2032 - 11/01/2047	54,000	54,767
3.500% due 10/01/2047 - 12/01/2047	253,700	261,088
4.000% due 10/01/2047 - 11/01/2047	125,000	131,523
Freddie Mac
0.845% due 12/25/2022 ~(a)	90,808	2,150
1.484% (LIBOR01M + 0.250%) due 10/15/2032 ~	13	13
1.497% (LIBOR01M + 0.260%) due 08/25/2031 ~	86	85
1.584% (LIBOR01M + 0.350%) due 12/15/2029 ~	13	13
1.597% (LIBOR01M + 0.360%) due 10/25/2029 ~	1	1
1.660% due 09/25/2023	236	237
1.684% (LIBOR01M + 0.450%) due 12/15/2031 ~	5	5
1.784% (LIBOR01M + 0.550%) due 04/15/2022 - 08/15/2031 ~	14	15

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	43

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.850% (T7Y - 0.050%) due 10/15/2022 ~	$5	$5
1.884% (LIBOR01M + 0.650%) due 03/15/2020 ~	1	1
1.934% (LIBOR01M + 0.700%) due 06/15/2022 ~	4	5
2.030% (12MTA + 1.200%) due 10/25/2044 - 02/25/2045 ~	3,308	3,364
2.152% (T3M + 1.100%) due 05/15/2023 ~	14	14
2.184% (LIBOR01M + 0.950%) due 02/15/2021 ~	3	3
2.230% (12MTA + 1.400%) due 07/25/2044 ~	732	744
2.334% (LIBOR01M + 1.100%) due 05/15/2023 ~	4	4
2.686% (H15T1Y + 2.107%) due 10/01/2034 ~	24	26
2.742% (H15T1Y + 2.237%) due 11/01/2034 ~	36	38
2.751% (H15T1Y + 2.136%) due 03/01/2028 ~	5	5
2.781% (H15T1Y + 2.240%) due 11/01/2023 ~	2	2
2.838% (H15T1Y + 2.108%) due 02/01/2035 ~	24	25
2.840% (H15T1Y + 2.230%) due 12/01/2033 ~	54	57
2.843% (H15T1Y + 2.250%) due 11/01/2034 ~	36	38
2.857% (H15T1Y + 2.206%) due 10/01/2033 ~	3	3
2.926% (H15T1Y + 2.185%) due 02/01/2022 ~	2	2
3.001% (H15T1Y + 2.208%) due 04/01/2032 ~	84	85
3.029% (H15T1Y + 2.402%) due 03/01/2030 ~	12	12
3.040% (US0012M + 1.345%) due 09/01/2035 ~	11	12
3.073% (H15T1Y + 2.230%) due 03/01/2034 ~	25	27
3.076% (H15T1Y + 2.230%) due 04/01/2034 ~	23	24
3.080% (H15T1Y + 2.330%) due 08/01/2030 ~	13	13
3.094% (H15T1Y + 2.250%) due 02/01/2035 ~	36	38
3.098% (H15T1Y + 2.223%) due 04/01/2033 ~	3	3
3.102% (H15T1Y + 2.277%) due 02/01/2026 ~	3	3
3.104% (H15T1Y + 2.121%) due 09/01/2028 ~	17	17
3.111% (H15T1Y + 2.248%) due 01/01/2035 ~	9	9
3.115% (H15T1Y + 2.395%) due 02/01/2036 ~	17	18
3.141% (H15T1Y + 2.228%) due 09/01/2033 ~	46	49
3.151% (H15T1Y + 2.151%) due 11/01/2027 ~	48	48
3.154% (H15T1Y + 2.393%) due 03/01/2032 ~	51	53
3.289% (US0012M + 1.625%) due 02/01/2035 ~	9	9
3.293% (US0012M + 1.677%) due 01/01/2035 ~	20	21
3.317% (US0012M + 1.678%) due 02/01/2035 ~	17	18
3.362% (US0012M + 1.737%) due 01/01/2035 ~	19	20
3.477% (H15T1Y + 2.455%) due 08/01/2023 ~	7	7
3.484% (US0012M + 1.840%) due 09/01/2035 ~	14	14
3.649% (US0012M + 1.867%) due 07/01/2037 ~	22	23
3.722% (US0012M + 1.972%) due 04/01/2035 ~	148	151

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.725% (US0012M + 1.975%) due 03/01/2033 ~	$5	$5
4.000% due 10/15/2033	64	67
4.334% (H15T7Y + 2.420%) due 05/01/2026 ~	9	9
5.000% due 02/15/2036	352	378
5.500% due 05/15/2036	29	32
5.823% (COF 11 + 1.250%) due 08/01/2031 ~	47	51
6.500% due 03/15/2021 - 07/25/2043	524	611
7.000% due 06/15/2029	13	15
7.500% due 02/15/2023 - 01/15/2031	10	11
8.000% due 03/15/2023	15	17
Freddie Mac, TBA
3.000% due 10/01/2047	60,500	60,689
Ginnie Mae
1.636% (LIBOR01M + 0.400%) due 02/20/2029 ~	1	1
1.681% (US0001M + 0.450%) due 02/20/2061 ~	467	466
1.981% (US0001M + 0.750%) due 09/20/2063 ~	4,053	4,082
2.125% (H15T1Y + 1.500%) due 07/20/2029 - 09/20/2033 ~	114	118
2.250% (H15T1Y + 1.500%) due 10/20/2026 - 10/20/2033 ~	61	64
2.375% (H15T1Y + 1.500%) due 01/20/2023 - 02/20/2030 ~	62	65
2.625% (H15T1Y + 1.500%) due 04/20/2021 - 05/20/2032 ~	87	89
2.875% (H15T1Y + 2.000%) due 01/20/2034 ~	13	13
3.000% (H15T1Y + 1.500%) due 04/20/2018 - 04/20/2019 ~	2	2

Total U.S. Government Agencies (Cost $602,839)		602,201

U.S. TREASURY OBLIGATIONS 1.3%
U.S. Treasury Notes
1.500% due 08/31/2018 (h)	12,100	12,116
2.125% due 08/15/2021 (f)(h)	38,000	38,478

Total U.S. Treasury Obligations (Cost $51,370)		50,594

NON-AGENCY MORTGAGE-BACKED SECURITIES 24.0%
Adjustable Rate Mortgage Trust
1.777% (US0001M + 0.540%) due 11/25/2035 ~	1,141	1,137
1.797% (US0001M + 0.560%) due 11/25/2035 ~	1,813	1,769
3.674% due 04/25/2035 ~	270	275
American Home Mortgage Assets Trust
6.250% due 11/25/2046	26,798	23,890
American Home Mortgage Investment Trust
3.081% (US0006M + 1.625%) due 09/25/2035 ~	639	642
3.456% (US0006M + 2.000%) due 06/25/2045 ~	3,803	3,766
Banc of America Alternative Loan Trust
6.000% due 04/25/2037	3,942	3,377
Banc of America Funding Trust
1.426% (US0001M + 0.190%) due 10/20/2036 ~	6,958	6,320
3.304% due 10/20/2046 ^~	707	598
3.376% due 09/20/2046 ~	2,217	2,111
3.597% due 01/20/2047 ^~	18	17
Banc of America Mortgage Trust
3.375% due 11/25/2033 ~	27	27
3.400% due 12/25/2033 ~	86	85
3.463% due 10/25/2035 ^~	855	820
3.622% due 05/25/2033 ~	113	113
3.842% due 06/25/2034 ~	471	470
4.076% due 06/25/2035 ~	780	769

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bancorp Commercial Mortgage Trust
2.084% due 08/15/2032 ~	$21,600	$21,612
2.434% due 08/15/2032 ~	11,000	11,007
2.834% due 08/15/2032 ~	7,300	7,305
Barclays UBS Trust
2.892% due 06/05/2030	27,000	26,765
BCAP LLC Trust
3.262% due 06/26/2035 ~	2,208	2,187
Bear Stearns Adjustable Rate Mortgage Trust
2.779% due 11/25/2030 ~	44	43
3.201% due 05/25/2034 ~	77	72
3.219% due 02/25/2036 ^~	256	243
3.271% due 05/25/2033 ~	233	214
3.496% due 11/25/2034 ~	410	401
3.525% due 04/25/2034 ~	99	99
3.551% due 02/25/2033 ~	9	8
3.560% due 01/25/2034 ~	72	74
3.575% due 02/25/2035 ~	1,795	1,742
3.609% due 08/25/2035 ~	2,433	2,373
3.655% due 10/25/2034 ~	117	112
3.666% due 05/25/2047 ^~	844	808
3.743% due 07/25/2034 ~	1	1
3.790% due 10/25/2034 ~	3	3
Bear Stearns ALT-A Trust
3.201% due 12/25/2033 ~	638	650
3.212% due 01/25/2036 ^~	750	735
3.250% due 04/25/2035 ~	116	115
3.285% due 02/25/2036 ^~	5,149	4,574
3.300% due 07/25/2035 ~	24,194	22,600
3.395% due 11/25/2035 ^~	2,061	1,755
3.685% due 08/25/2036 ^~	1,826	1,437
4.242% due 08/25/2036 ^~	1,882	1,445
Bear Stearns Asset-Backed Securities Trust
5.500% due 01/25/2034	42	43
5.500% due 06/25/2034	569	577
5.500% due 12/25/2035	131	114
5.750% due 10/25/2033	437	452
Bear Stearns Mortgage Securities, Inc.
3.669% due 06/25/2030 ~	14	14
Bear Stearns Structured Products, Inc. Trust
3.359% due 01/26/2036 ~	1,354	1,204
3.435% due 12/26/2046 +~	6,720	5,913
Bella Vista Mortgage Trust
1.736% (LIBOR01M + 0.500%) due 05/20/2045 ~	4,530	3,355
1.977% (US0001M + 0.740%) due 02/25/2035 ~	7,551	6,058
BXP Mortgage Trust
3.379% due 06/13/2039	18,200	18,579
CBA Commercial Small Balance Commercial Mortgage
1.271% (US0001M + 0.280%) due 12/25/2036 ~	57	55
Chase Mortgage Finance Trust
3.167% due 12/25/2035 ^~	2,167	2,108
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.716% due 01/25/2035 ~	651	591
Citigroup Commercial Mortgage Trust
3.098% due 04/10/2049	21,462	21,784
Citigroup Global Markets Mortgage Securities, Inc.
1.737% (US0001M + 0.500%) due 05/25/2032 ~	43	42
3.714% due 09/25/2033 ~	5	5
8.500% due 05/25/2032	159	162
Citigroup Mortgage Loan Trust, Inc.
1.567% (US0001M + 0.330%) due 12/25/2034 ~	350	327
2.034% (US0001M + 0.800%) due 08/25/2035 ^~	339	310
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~	2,143	2,095
2.990% (H15T1Y + 2.400%) due 11/25/2035 ~	3,299	3,300
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	37	37
3.450% due 08/25/2035 ~	593	595
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	54	54

44	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Commercial Mortgage Loan Trust
6.267% due 12/10/2049 ~	$236	$236
Community Program Loan Trust
4.500% due 04/01/2029	126	126
Core Industrial Trust
3.040% due 02/10/2034	10,500	10,745
3.292% due 02/10/2037	5,000	5,095
Countrywide Alternative Loan Trust
1.397% (US0001M + 0.160%) due 07/25/2036 ~	5,833	5,379
1.416% (US0001M + 0.180%) due 02/20/2047 ^~	3,094	2,595
1.427% (US0001M + 0.190%) due 09/25/2046 ^~	727	652
1.431% (US0001M + 0.195%) due 12/20/2046 ^~	14,588	12,525
1.436% (US0001M + 0.200%) due 07/20/2046 ^~	1,151	774
1.437% (US0001M + 0.200%) due 06/25/2037 ~	1,025	981
1.446% (US0001M + 0.210%) due 03/20/2046 ~	519	445
1.487% (US0001M + 0.250%) due 05/25/2035 ~	191	171
1.507% (US0001M + 0.270%) due 02/25/2036 ~	189	167
1.517% (US0001M + 0.280%) due 12/25/2035 ~	656	628
1.527% (US0001M + 0.290%) due 11/25/2035 ~	6,459	5,875
1.547% (US0001M + 0.310%) due 10/25/2035 ~	3,118	2,871
1.556% (US0001M + 0.320%) due 11/20/2035 ~	452	387
1.567% (US0001M + 0.330%) due 10/25/2035 ~	5,778	4,883
1.729% (12MTA + 0.840%) due 03/25/2047 ^~	5,894	4,860
1.737% (US0001M + 0.500%) due 05/25/2035 ^~	417	363
1.737% (US0001M + 0.500%) due 06/25/2035 ~	3,224	3,094
1.877% (US0001M + 0.640%) due 07/25/2035 ~	12,340	11,804
1.889% (12MTA + 1.000%) due 02/25/2036 ~	1,150	1,056
2.007% (US0001M + 0.770%) due 11/25/2035 ~	3,335	3,120
2.061% due 08/25/2035 ~	6,744	6,387
2.139% (12MTA + 1.250%) due 11/25/2047 ^~	11,978	10,019
2.269% (12MTA + 1.380%) due 11/25/2047 ^~	21,846	18,456
5.500% due 11/25/2035 ^	1,869	1,639
5.500% due 03/25/2036 ^	128	102
5.750% (US0001M + 1.000%) due 03/25/2037 ^~	544	466
6.250% due 12/25/2033	56	57
6.500% due 11/25/2031	131	138
Countrywide Home Loan Mortgage Pass-Through Trust
1.817% (US0001M + 0.580%) due 04/25/2035 ~	40	37
1.837% (US0001M + 0.600%) due 03/25/2035 ~	35	33
1.877% (US0001M + 0.640%) due 03/25/2035 ~	3,144	2,995
1.917% (US0001M + 0.680%) due 02/25/2035 ~	120	117
1.937% (US0001M + 0.700%) due 02/25/2035 ~	871	814
2.017% (US0001M + 0.780%) due 02/25/2035 ~	172	167
2.157% (US0001M + 0.920%) due 09/25/2034 ~	213	173
2.459% due 04/25/2035 ^~	143	30
2.463% due 06/19/2031 ~	2	2
3.306% (US0012M + 1.750%) due 02/20/2036 ^~	254	233
3.358% due 02/20/2035 ~	528	534
3.385% due 02/19/2034 ~	21	21

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.399% due 02/19/2034 ~	$32	$29
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	271	242
3.487% due 02/25/2034 ~	84	84
3.489% due 08/25/2034 ~	156	150
3.504% due 08/25/2034 ^~	1,458	1,431
3.604% due 07/19/2033 ~	108	106
3.751% due 05/19/2033 ~	11	11
6.000% due 11/25/2037	228	210
Credit Suisse Commercial Mortgage Trust
3.304% due 09/15/2037	10,000	10,191
6.514% due 02/15/2041 ~	1,984	1,983
Credit Suisse First Boston Mortgage Securities Corp.
1.831% due 03/25/2032 ~	132	125
2.387% (US0001M + 1.150%) due 09/25/2034 ^~	1,881	1,769
3.090% due 06/25/2033 ~	490	485
3.116% due 12/25/2033 ~	452	448
3.454% due 12/25/2032 ^~	46	40
5.750% due 04/25/2033	18	18
6.250% due 07/25/2035	522	561
7.000% due 02/25/2033	25	27
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.014% due 07/25/2033 ~	16	16
3.530% due 10/25/2033 ~	182	182
5.500% due 11/25/2035	313	307
Credit Suisse Mortgage Capital Certificates
5.750% due 12/26/2035	581	548
Deutsche ALT-A Securities, Inc.
1.417% (US0001M + 0.180%) due 01/25/2047 ~	9,501	8,202
Downey Savings & Loan Association Mortgage Loan Trust
1.829% (12MTA + 0.940%) due 04/19/2047 ~	833	809
First Horizon Alternative Mortgage Securities Trust
3.133% due 09/25/2034 ~	2,605	2,581
3.158% due 03/25/2035 ~	262	219
3.192% due 06/25/2034 ~	2,302	2,288
3.222% due 07/25/2035 ~	17,304	17,057
First Horizon Mortgage Pass-Through Trust
3.189% due 02/25/2035 ~	137	138
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049 ~	3,054	3,052
GMAC Mortgage Corp. Loan Trust
4.155% due 05/25/2035 ~	34	32
GreenPoint Mortgage Funding Trust
1.447% (US0001M + 0.210%) due 04/25/2036 ~	332	305
1.507% (US0001M + 0.270%) due 07/25/2035 ~	880	876
1.697% (US0001M + 0.460%) due 06/25/2045 ~	21,970	20,354
GS Mortgage Securities Corp. Trust
3.551% due 04/10/2034	7,490	7,817
GSMPS Mortgage Loan Trust
1.587% (US0001M + 0.350%) due 09/25/2035 ~	30,418	26,668
1.587% (US0001M + 0.350%) due 01/25/2036 ~	37,192	32,341
7.000% due 06/25/2043	660	740
8.000% due 09/19/2027 ~	296	297
GSR Mortgage Loan Trust
1.587% (US0001M + 0.350%) due 01/25/2034 ~	13	13
3.297% due 09/25/2035 ~	317	327
3.395% due 01/25/2036 ^~	509	511
3.574% due 04/25/2035 ~	1,298	1,286
3.636% due 04/25/2035 ~	1,023	1,034
6.000% due 03/25/2032	1	1
HarborView Mortgage Loan Trust
1.417% (US0001M + 0.180%) due 07/19/2046 ^~	3,415	2,330
1.427% (US0001M + 0.190%) due 02/19/2046 ~	505	466

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.477% (US0001M + 0.240%) due 06/19/2035 ~	$17,330	$17,076
1.477% (LIBOR01M + 0.240%) due 03/19/2036 ~	409	338
1.677% (US0001M + 0.440%) due 05/19/2035 ~	326	306
1.937% (US0001M + 0.700%) due 01/19/2035 ~	43	37
2.557% (COF 11 + 1.850%) due 06/19/2045 ^~	345	234
3.055% due 11/19/2034 ~	18	18
3.676% due 12/19/2035 ^~	19	19
3.814% due 08/19/2034 ~	194	191
Hudson’s Bay Simon JV Trust
3.914% due 08/05/2034	12,661	12,835
Impac CMB Trust
2.137% (US0001M + 0.900%) due 10/25/2033 ~	144	143
Impac Secured Assets CMN Owner Trust
2.177% (US0001M + 0.940%) due 11/25/2034 ~	15	15
Impac Secured Assets Trust
1.587% (US0001M + 0.350%) due 05/25/2036 ~	116	111
1.667% (US0001M + 0.430%) due 08/25/2036 ~	327	323
IndyMac Adjustable Rate Mortgage Trust
2.222% due 01/25/2032 ~	10	10
IndyMac Mortgage Loan Trust
1.357% (US0001M + 0.120%) due 07/25/2036 ~	28,154	26,733
1.427% (US0001M + 0.190%) due 09/25/2046 ~	796	705
1.467% (US0001M + 0.230%) due 07/25/2046 ~	32,915	31,171
1.517% (US0001M + 0.280%) due 03/25/2035 ~	143	135
1.537% (US0001M + 0.300%) due 06/25/2037 ^~	174	113
1.717% (US0001M + 0.480%) due 04/25/2035 ~	213	204
1.877% (US0001M + 0.640%) due 02/25/2035 ~	2,093	2,049
1.877% (US0001M + 0.640%) due 07/25/2045 ~	72	70
2.037% (US0001M + 0.800%) due 11/25/2034 ~	5,257	4,804
2.457% (US0001M + 1.220%) due 09/25/2034 ~	163	150
3.325% due 06/25/2036 ~	1,951	1,930
3.482% due 06/25/2036 ~	2,890	2,395
3.540% due 02/25/2036 ~	7,802	7,104
JPMorgan Alternative Loan Trust
1.734% (US0001M + 0.500%) due 06/27/2037 ~	3,818	3,220
3.144% due 10/25/2036 ~	7,379	5,883
12.593% due 06/27/2037 ~	15,726	11,549
JPMorgan Chase Commercial Mortgage Securities Trust
2.713% due 08/15/2049	11,200	11,182
JPMorgan Mortgage Trust
3.329% due 07/25/2035 ~	6,177	6,295
3.334% due 10/25/2035 ^~	88	80
3.529% due 04/25/2035 ~	92	93
3.558% due 10/25/2035 ~	240	228
3.621% due 06/25/2035 ~	193	182
5.000% due 07/25/2036	635	602
JPMorgan Resecuritization Trust
6.000% due 02/27/2037 ~	44	44
Lehman Mortgage Trust
5.500% due 02/25/2036 ^	438	402
Lehman XS Trust
1.467% (US0001M + 0.230%) due 04/25/2046 ^~	1,590	1,531
MASTR Adjustable Rate Mortgages Trust
1.567% (US0001M + 0.330%) due 12/25/2034 ~	1,019	891
3.308% due 12/25/2033 ~	120	118
3.749% due 01/25/2034 ~	1	1

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	45

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.125% due 07/25/2035 ~	$18,482	$14,513
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.934% (US0001M + 0.700%) due 11/15/2031 ~	113	114
Merrill Lynch Mortgage Investors Trust
1.857% (US0001M + 0.620%) due 08/25/2028 ~	15	15
1.877% (US0001M + 0.640%) due 10/25/2028 ~	178	175
1.977% (US0001M + 0.740%) due 03/25/2028 ~	30	29
2.885% due 01/25/2029 ~	16	16
3.131% due 11/25/2035 ~	13,098	13,287
3.135% due 04/25/2035 ~	29	28
3.546% due 08/25/2033 ~	205	35
Morgan Stanley Capital Trust
5.569% due 12/15/2044	2,542	2,545
Morgan Stanley Mortgage Loan Trust
1.497% (US0001M + 0.260%) due 03/25/2036 ~	3,188	2,645
1.507% (US0001M + 0.270%) due 09/25/2035 ~	795	797
3.418% due 10/25/2034 ~	82	82
Motel 6 Trust
2.154% due 08/15/2034 ~	20,500	20,569
2.424% due 08/15/2034 ~	17,900	17,949
3.384% due 08/15/2034 ~	1,800	1,802
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	651	657
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.254% due 10/25/2034	6,871	6,697
RBS Acceptance, Inc.
3.991% due 06/25/2024 ~	10	10
RBSSP Resecuritization Trust
2.984% (US0001M + 1.750%) due 12/26/2037 ~	3,047	3,083
Residential Accredit Loans, Inc. Trust
1.427% (US0001M + 0.190%) due 04/25/2046 ~	1,390	1,313
1.437% (US0001M + 0.200%) due 10/25/2046 ~	29,053	26,968
1.447% (US0001M + 0.210%) due 06/25/2037 ~	337	302
3.998% due 09/25/2034 ~	12	12
6.500% due 10/25/2036 ^	3,629	3,404
Residential Asset Mortgage Products Trust
7.000% due 06/25/2032	5	5
Residential Asset Securitization Trust
1.587% (US0001M + 0.350%) due 10/25/2018 ~	18	18
1.687% (US0001M + 0.450%) due 02/25/2034 ~	50	47
1.687% (US0001M + 0.450%) due 04/25/2035 ~	939	763
6.250% due 08/25/2036	3,515	3,184
6.500% due 04/25/2037 ^	5,180	3,037
Residential Funding Mortgage Securities, Inc. Trust
1.637% (US0001M + 0.400%) due 07/25/2018 ~	9	9
3.799% due 06/25/2035 ~	1,152	1,169
4.366% due 02/25/2036 ^~	107	98
6.500% due 03/25/2032	1	1
RiverView HECM Trust
1.817% (T1Y + 0.500%) due 05/25/2047 +~	26,975	22,616
Royal Bank of Scotland Capital Funding Trust
6.068% due 09/17/2039 ~	808	806
SACO, Inc.
7.000% due 08/25/2036	9	9
Sequoia Mortgage Trust
1.696% (US0001M + 0.460%) due 02/20/2035 ~	142	142
1.856% (US0001M + 0.620%) due 11/20/2034 ~	58	58
1.918% (US0006M + 0.520%) due 05/20/2034 ~	638	616

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.937% (US0001M + 0.700%) due 10/19/2026 ~	$64	$64
1.996% (US0001M + 0.760%) due 10/20/2027 ~	16	15
2.036% (US0001M + 0.800%) due 10/20/2027 ~	39	38
2.056% (US0006M + 0.600%) due 02/20/2034 ~	275	265
2.596% (US0001M + 1.360%) due 10/20/2027 ~	391	386
2.665% due 06/20/2034 ~	135	134
2.759% due 08/20/2034 ~	138	138
2.982% due 09/20/2032 ~	39	37
3.147% due 01/20/2047 ^~	1,119	923
SG Commercial Mortgage Securities Trust
2.895% due 10/10/2048	3,000	2,993
Stonemont Portfolio Trust
2.085% due 08/20/2030 ~	6,100	6,117
2.335% due 08/20/2030 ~	2,500	2,507
Structured Adjustable Rate Mortgage Loan Trust
1.577% (US0001M + 0.340%) due 08/25/2035 ~	547	544
1.972% (US0001M + 0.735%) due 06/25/2034 ~	595	574
2.344% (12MTA + 1.400%) due 01/25/2035 ~	863	813
2.344% (12MTA + 1.400%) due 05/25/2035 ~	1,050	871
3.378% due 02/25/2036 ^~	1,687	1,633
3.452% due 02/25/2034 ~	133	133
3.471% due 04/25/2034 ~	120	121
Structured Asset Mortgage Investments Trust
1.507% (US0001M + 0.270%) due 08/25/2035 ~	6,766	6,522
1.517% (US0001M + 0.280%) due 02/25/2036 ^~	373	356
1.547% (US0001M + 0.310%) due 12/25/2035 ^~	6,078	5,438
1.837% (US0001M + 0.600%) due 07/19/2034 ~	1,168	1,060
1.937% (US0001M + 0.700%) due 03/19/2034 ~	352	335
2.077% (US0001M + 0.840%) due 10/19/2033 ~	129	120
Structured Asset Mortgage Investments, Inc.
1.308% due 05/02/2030 ~	76	15
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	1,526	1,376
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.208% due 06/25/2033 ~	253	251
4.010% due 07/25/2032 ~	6	6
Travelers Mortgage Services, Inc.
2.190% due 09/25/2018 ~	6	6
Wachovia Bank Commercial Mortgage Trust
1.039% due 10/15/2041 ~(a)	2,464	0
Wachovia Mortgage Loan Trust LLC
3.454% due 10/20/2035 ~	595	530
Waldorf Astoria Boca Raton Trust
3.284% (LIBOR01M + 2.050%) due 06/15/2029 ~	8,400	8,441
WaMu Mortgage Backed Pass-Through Certificates
2.406% due 12/19/2039 ~	263	251
WaMu Mortgage Pass-Through Certificates Trust
1.497% (US0001M + 0.260%) due 11/25/2045 ~	4,968	4,917
1.507% (US0001M + 0.270%) due 12/25/2045 ~	5,724	5,566
1.527% (US0001M + 0.290%) due 07/25/2045 ~	442	436
1.536% due 11/25/2041 ~	5	5
1.607% (US0001M + 0.370%) due 05/25/2034 ~	34,320	31,426
1.627% (US0001M + 0.390%) due 10/25/2044 ~	837	831
1.657% (US0001M + 0.420%) due 06/25/2044 ~	4,087	3,975

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.729% (12MTA + 0.840%) due 11/25/2046 ~	$28,936	$25,115
1.737% (US0001M + 0.500%) due 07/25/2044 ~	51	50
1.889% (12MTA + 1.000%) due 08/25/2046 ~	18,769	17,727
1.977% (US0001M + 0.740%) due 11/25/2034 ~	312	308
2.207% (COF 11 + 1.500%) due 08/25/2046 ~	6,558	6,427
2.289% (12MTA + 1.400%) due 06/25/2042 ~	344	334
2.289% (12MTA + 1.400%) due 08/25/2042 ~	371	360
2.730% due 03/25/2033 ~	233	235
3.040% due 01/25/2033 ~	2,176	2,214
3.145% due 06/25/2034 ~	114	117
3.204% due 08/25/2033 ~	22	21
Washington Mutual Mortgage Pass-Through Certificates Trust
1.719% (12MTA + 0.830%) due 11/25/2046 ~	18,285	15,783
1.887% (US0001M + 0.650%) due 10/25/2035 ~	991	845
2.883% due 11/25/2030 ~	36	37
3.150% due 12/25/2032 ~	326	327
3.319% due 02/25/2033 ~	12	12
5.750% due 03/25/2033	169	176
Wells Fargo Mortgage Loan Trust
3.536% due 09/27/2036 ~	2,949	2,706
Wells Fargo Mortgage-Backed Securities Trust
1.737% (US0001M + 0.500%) due 07/25/2037 ^~	367	329
3.058% due 03/25/2036 ~	133	130
3.091% due 11/25/2033 ~	70	71
3.112% due 12/25/2036 ~	221	206
3.177% due 03/25/2036 ~	3,995	4,031
3.254% due 03/25/2036 ^~	2,404	2,387
3.382% due 05/25/2035 ~	157	157
3.386% due 07/25/2036 ^~	381	384
6.000% due 08/25/2037 ^	387	382

Total Non-Agency Mortgage-Backed Securities (Cost $907,559)		964,484

ASSET-BACKED SECURITIES 54.2%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,077	812
Accredited Mortgage Loan Trust
1.367% (US0001M + 0.130%) due 02/25/2037 ~	6,813	6,789
2.317% (US0001M + 1.080%) due 04/25/2035 ~	1,570	1,583
ACE Securities Corp. Home Equity Loan Trust
2.287% (US0001M + 1.050%) due 12/25/2033 ~	505	501
2.287% (US0001M + 1.050%) due 07/25/2034 ~	171	172
AFC Home Equity Loan Trust
1.837% (LIBOR01M + 0.600%) due 06/25/2028 ~	432	381
1.907% (LIBOR01M + 0.670%) due 04/25/2028 ~	34	34
Ally Auto Receivables Trust
1.250% due 04/15/2019	378	378
1.280% due 06/17/2019	1,358	1,357
American Home Mortgage Investment Trust
1.597% (US0001M + 0.360%) due 08/25/2035 ~	9	6
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.817% (US0001M + 0.580%) due 10/25/2035 ~	14,780	14,249
2.152% (US0001M + 0.915%) due 01/25/2035 ~	793	793
2.287% (US0001M + 1.050%) due 11/25/2034 ~	7,513	7,476

46	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.347% (US0001M + 1.110%) due 03/25/2035 ~	$6,305	$6,014
2.587% (US0001M + 1.350%) due 02/25/2033 ~	1,073	1,064
Amortizing Residential Collateral Trust
1.817% (US0001M + 0.580%) due 07/25/2032 ~	19	19
1.937% (US0001M + 0.700%) due 08/25/2032 ~	11	10
2.237% (US0001M + 1.000%) due 10/25/2034 ~	4,496	4,520
Amresco Residential Securities Corp. Mortgage Loan Trust
1.732% (US0001M + 0.495%) due 06/25/2028 ~	32	31
Arbor Realty Commercial Real Estate Notes Ltd.
2.534% (US0001M + 1.300%) due 04/15/2027 ~	6,100	6,173
Ares CLO Ltd.
2.494% (US0003M + 1.190%) due 04/17/2026 ~	1,000	1,005
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.577% (US0001M + 0.340%) due 11/25/2035 ~	784	785
1.727% (US0001M + 0.490%) due 10/25/2035 ~	1,000	997
2.287% (US0001M + 1.050%) due 10/25/2033 ~	500	504
2.287% (US0001M + 1.050%) due 11/25/2034 ~	2,730	2,770
3.817% (US0001M + 2.580%) due 01/25/2034 ~	2,485	2,444
Asset-Backed Funding Certificates Trust
1.917% (US0001M + 0.680%) due 04/25/2033 ~	734	715
2.257% (US0001M + 1.020%) due 03/25/2032 ~	630	631
Asset-Backed Securities Corp. Home Equity Loan Trust
1.754% (US0001M + 0.520%) due 06/15/2031 ~	113	103
2.182% (US0001M + 0.945%) due 09/25/2034 ~	562	568
2.584% (US0001M + 1.350%) due 04/15/2033 ~	57	57
Atrium CDO Corp.
2.254% (US0003M + 0.950%) due 07/16/2025 ~	23,700	23,753
2.453% (US0003M + 1.140%) due 10/23/2025 ~	8,950	9,000
B2R Mortgage Trust
2.567% due 06/15/2049	16,708	16,607
Bayview Opportunity Master Fund Trust
3.598% due 02/28/2032 ~	4,269	4,284
Bear Stearns Asset-Backed Securities Trust
1.387% (US0001M + 0.150%) due 07/25/2036 ~	14,264	13,945
1.397% (US0001M + 0.160%) due 08/25/2036 ~	1,048	1,075
1.456% (US0001M + 0.500%) due 09/25/2034 ~	116	111
1.637% (US0001M + 0.400%) due 03/25/2035 ~	394	394
1.637% (US0001M + 0.400%) due 02/25/2036 ~	2,076	2,083
1.657% (US0001M + 0.420%) due 07/25/2036 ~	1,208	1,211
1.727% (US0001M + 0.490%) due 06/25/2036 ~	204	202
1.897% (US0001M + 0.660%) due 10/25/2032 ~	33	32
1.937% (US0001M + 0.700%) due 11/25/2035 ^~	1,899	1,934
2.037% (LIBOR01M + 0.400%) due 10/27/2032 ~	22	21
2.137% (US0001M + 0.900%) due 12/25/2033 ~	425	420

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.197% (US0001M + 0.960%) due 04/25/2035 ~	$2,291	$2,302
2.237% (US0001M + 1.000%) due 10/25/2037 ~	5,397	3,461
2.237% (US0001M + 1.000%) due 11/25/2042 ~	147	147
2.417% (US0001M + 1.180%) due 06/25/2043 ~	719	711
2.437% (US0001M + 1.200%) due 10/25/2032 ~	104	104
2.437% (US0001M + 1.200%) due 10/25/2034 ~	5,766	5,793
2.487% (US0001M + 1.250%) due 08/25/2037 ~	7,476	7,394
2.737% (US0001M + 1.500%) due 11/25/2042 ~	90	92
2.887% (US0001M + 1.650%) due 11/25/2042 ~	1,309	1,255
3.296% due 07/25/2036 ~	603	406
Bear Stearns Second Lien Trust
2.437% (US0001M + 1.200%) due 01/25/2036 ~	5,000	4,849
Bowman Park CLO Ltd.
2.494% (US0003M + 1.180%) due 11/23/2025 ~	33,600	33,796
Carlyle Global Market Strategies CLO Ltd.
2.767% (US0003M + 1.450%) due 07/27/2026 ~	16,900	16,922
CDC Mortgage Capital Trust
1.857% (US0001M + 0.620%) due 01/25/2033 ~	19	18
2.287% (US0001M + 1.050%) due 01/25/2033 ~	341	337
Cent CLO Ltd.
2.527% (US0003M + 1.210%) due 07/27/2026 ~	10,400	10,441
Centex Home Equity Loan Trust
1.927% (US0001M + 0.690%) due 09/25/2034 ~	126	125
1.957% (US0001M + 0.720%) due 06/25/2034 ~	573	570
5.660% due 09/25/2034	666	668
Chase Funding Trust
1.817% (US0001M + 0.580%) due 11/25/2034 ~	2	2
2.137% (US0001M + 0.900%) due 05/25/2033 ~	7,055	6,782
4.537% due 09/25/2032	2	2
Chase Issuance Trust
1.380% due 11/15/2019	9,829	9,830
1.590% due 02/18/2020	7,950	7,957
CIFC Funding Ltd.
2.517% (US0003M + 1.200%) due 05/24/2026 ~	33,700	33,910
2.668% (US0003M + 1.350%) due 12/05/2024 ~	11,356	11,387
CIT Group Home Equity Loan Trust
2.210% (LIBOR01M + 0.975%) due 12/25/2031 ~	199	192
Citibank Credit Card Issuance Trust
1.517% (LIBOR01M + 0.280%) due 05/26/2020 ~	17,900	17,929
Citigroup Mortgage Loan Trust
1.317% (US0001M + 0.080%) due 01/25/2037 ~	193	128
1.687% (US0001M + 0.450%) due 11/25/2045 ~	5,921	5,850
Citigroup Mortgage Loan Trust, Inc.
1.507% (US0001M + 0.270%) due 06/25/2037 ~	8,198	6,464
2.182% (US0001M + 0.945%) due 08/25/2035 ~	3,738	3,562
5.550% due 08/25/2035	452	454
5.629% due 08/25/2035	2,512	2,505
Conseco Finance Corp.
1.934% (LIBOR01M + 0.700%) due 08/15/2033 ~	52	52

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.220% due 03/01/2030	$822	$882
6.240% due 12/01/2028	34	35
6.760% due 03/01/2030 ~	71	76
6.810% due 12/01/2028 ~	645	673
6.870% due 04/01/2030 ~	12	13
7.140% due 03/15/2028	16	16
Conseco Finance Securitizations Corp.
8.260% due 12/01/2030 ~	25,067	16,693
Countrywide Asset-Backed Certificates
1.377% (US0001M + 0.140%) due 02/25/2037 ~	123	124
1.387% (US0001M + 0.150%) due 01/25/2037 ~	33,000	31,885
1.407% (US0001M + 0.170%) due 06/25/2037 ~	8,155	8,137
1.427% (US0001M + 0.190%) due 11/25/2037 ~	1,145	1,120
1.487% (US0001M + 0.250%) due 01/25/2037 ~	8,725	8,134
1.507% (US0001M + 0.270%) due 09/25/2036 ~	4,301	4,089
1.607% (US0001M + 0.370%) due 04/25/2036 ~	488	477
1.697% (US0001M + 0.460%) due 04/25/2036 ~	6,475	5,517
1.717% (LIBOR01M + 0.480%) due 12/25/2031 ^~	1,151	925
1.837% (US0001M + 0.600%) due 11/25/2033 ~	12	12
1.857% (US0001M + 0.620%) due 09/25/2033 ~	2,542	2,436
1.877% (US0001M + 0.640%) due 12/25/2035 ~	6,500	6,051
1.917% (US0001M + 0.680%) due 06/25/2033 ~	11	10
1.937% (US0001M + 0.700%) due 11/25/2035 ~	1,119	1,119
2.037% (US0001M + 0.800%) due 03/25/2033 ~	730	722
2.107% (US0001M + 0.870%) due 04/25/2034 ~	1,256	1,246
2.137% (US0001M + 0.900%) due 05/25/2032 ~	166	154
2.212% (US0001M + 0.975%) due 06/25/2035 ~	102	102
2.237% (US0001M + 1.000%) due 09/25/2032 ~	188	181
2.287% (US0001M + 1.050%) due 08/25/2035 ~	2,573	2,608
5.125% due 12/25/2034 ~	3,873	3,817
5.257% due 01/25/2034 ~	44	45
Countrywide Asset-Backed Certificates Trust
1.377% (US0001M + 0.140%) due 03/25/2047 ~	6,212	6,059
1.387% (US0001M + 0.150%) due 09/25/2046 ~	32,468	32,136
1.487% (US0001M + 0.250%) due 04/25/2046 ^~	19,002	16,638
1.697% (US0001M + 0.460%) due 09/25/2034 ~	21	21
1.717% (US0001M + 0.480%) due 05/25/2036 ~	50,400	45,262
1.727% (US0001M + 0.490%) due 02/25/2036 ~	6,644	6,663
1.767% (US0001M + 0.530%) due 02/25/2036 ~	4,696	4,660
1.967% (US0001M + 0.730%) due 04/25/2036 ~	5,500	4,858
1.977% (US0001M + 0.740%) due 12/25/2034 ~	32	32
2.017% (US0001M + 0.780%) due 11/25/2034 ~	991	986
2.212% (US0001M + 0.975%) due 10/25/2034 ~	1,713	1,705
4.624% due 05/25/2036 ^	342	394
Countrywide Home Equity Loan Trust
1.424% (US0001M + 0.190%) due 04/15/2032 ~	6,028	5,725
CPS Auto Receivables Trust
1.620% due 01/15/2020	10,079	10,074

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	47

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse First Boston Mortgage Securities Corp.
1.597% (US0001M + 0.360%) due 05/25/2044 ~	$23	$23
1.857% (US0001M + 0.620%) due 01/25/2032 ~	13	13
Credit-Based Asset Servicing and Securitization LLC
1.897% (US0001M + 0.660%) due 04/25/2036 ~	17	18
2.137% (US0001M + 0.900%) due 11/25/2033 ~	431	430
3.872% due 12/25/2035	164	164
6.780% due 05/25/2035	420	419
CVP Cascade CLO Ltd.
2.454% (US0003M + 1.150%) due 01/16/2026 ~	22,400	22,467
Dell Equipment Finance Trust
1.430% due 09/24/2018	13,477	13,475
DT Auto Owner Trust
1.560% due 06/15/2020	608	608
EFS Volunteer LLC
2.117% (US0001M + 0.880%) due 07/26/2027 ~	332	333
EMC Mortgage Loan Trust
1.687% (US0001M + 0.450%) due 12/25/2042 ~	409	399
1.984% (LIBOR01M + 0.750%) due 08/25/2040 ~	358	355
Encore Credit Receivables Trust
2.167% (US0001M + 0.930%) due 11/25/2035 ~	10,000	9,256
EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033	338	341
Equity One Mortgage Pass-Through Trust
1.737% (US0001M + 0.500%) due 07/25/2034 ~	63	55
1.837% (US0001M + 0.600%) due 04/25/2034 ~	1,151	1,023
1.917% (US0001M + 0.680%) due 07/25/2034 ~	4	3
Figueroa CLO Ltd.
2.575% (US0003M + 1.250%) due 06/20/2027 ~	16,950	17,004
First Franklin Mortgage Loan Trust
1.347% (US0001M + 0.110%) due 12/25/2037 ~	1,227	869
1.717% (US0001M + 0.480%) due 12/25/2035 ~	3,960	3,984
1.857% (US0001M + 0.620%) due 11/25/2031 ~	57	53
First NLC Trust
1.377% (US0001M + 0.140%) due 08/25/2037 ~	39,336	25,534
1.517% (US0001M + 0.280%) due 08/25/2037 ~	2,149	1,421
Flatiron CLO Ltd.
2.338% (US0003M + 1.180%) due 07/17/2026 ~	33,700	33,783
Ford Credit Auto Owner Trust
1.080% due 03/15/2019	10,904	10,898
1.160% due 11/15/2019	5,710	5,703
1.544% (US0001M + 0.310%) due 03/15/2019 ~	4,907	4,909
Fremont Home Loan Trust
1.372% (US0001M + 0.135%) due 10/25/2036 ~	58,882	53,486
Gallatin CLO Ltd.
2.574% (US0003M + 1.270%) due 07/15/2023 ~	1,358	1,360
GCAT LLC
4.500% due 03/25/2021	6,101	6,154
GoldenTree Loan Opportunities Ltd.
2.464% (US0003M + 1.150%) due 04/25/2025 ~	5,953	5,986
GSAMP Trust
1.537% (US0001M + 0.300%) due 10/25/2036 ^~	5,665	668

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.587% (US0001M + 0.350%) due 01/25/2045 ~	$26	$26
1.972% (US0001M + 0.735%) due 09/25/2035 ^~	27,336	26,012
2.062% (US0001M + 0.825%) due 03/25/2034 ~	1,107	1,095
2.212% (US0001M + 0.975%) due 08/25/2033 ~	10	10
Home Equity Asset Trust
1.617% (US0001M + 0.380%) due 01/25/2036 ~	215	215
1.837% (US0001M + 0.600%) due 11/25/2032 ~	1	1
2.032% (US0001M + 0.795%) due 07/25/2034 ~	402	402
2.152% (US0001M + 0.915%) due 03/25/2035 ~	6,691	6,604
2.157% (US0001M + 0.920%) due 02/25/2033 ~	1	1
Home Equity Mortgage Loan Asset-Backed Trust
1.397% (US0001M + 0.160%) due 07/25/2037 ~	123	86
1.437% (US0001M + 0.200%) due 03/25/2036 ~	13,840	13,062
1.487% (US0001M + 0.250%) due 03/25/2036 ~	267	267
Home Equity Mortgage Trust
5.800% due 05/25/2036 ^	73	62
5.821% due 04/25/2035	100	101
HSI Asset Loan Obligation Trust
1.297% (US0001M + 0.060%) due 12/25/2036 ~	13	6
HSI Asset Securitization Corp. Trust
1.597% (US0001M + 0.360%) due 12/25/2035 ~	6,910	6,848
IMC Home Equity Loan Trust
7.310% due 11/20/2028	23	23
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
3.262% (US0001M + 2.025%) due 07/25/2034 ~	621	628
IXIS Real Estate Capital Trust
1.337% (US0001M + 0.100%) due 01/25/2037 ~	14,621	6,928
1.467% (US0001M + 0.230%) due 01/25/2037 ~	53,410	26,645
Jamestown CLO Ltd.
2.524% (US0003M + 1.220%) due 01/17/2027 ~	7,200	7,223
JPMorgan Mortgage Acquisition Corp.
1.887% (US0001M + 0.650%) due 12/25/2035 ~	5,000	4,608
JPMorgan Mortgage Acquisition Trust
1.317% (US0001M + 0.080%) due 08/25/2036 ~	2	1
1.347% (US0001M + 0.110%) due 08/25/2036 ~	1,602	1,038
1.387% (US0001M + 0.150%) due 07/25/2036 ~	2,578	2,566
L.A. Arena Funding LLC
7.656% due 12/15/2026	898	940
Lehman XS Trust
1.387% (US0001M + 0.150%) due 04/25/2037 ^~	45	38
Limerock CLO Ltd.
2.604% (US0003M + 1.300%) due 04/18/2026 ~	20,000	20,055
Long Beach Mortgage Loan Trust
1.387% (US0001M + 0.150%) due 05/25/2036 ~	23,997	16,623
1.567% (US0001M + 0.330%) due 01/25/2046 ~	31	31
1.942% (US0001M + 0.705%) due 08/25/2035 ~	627	632
2.092% (US0001M + 0.855%) due 07/25/2034 ~	224	223

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.287% (US0001M + 1.050%) due 10/25/2034 ~	$89	$86
2.662% (US0001M + 1.425%) due 03/25/2032 ~	200	196
Madison Park Funding Ltd.
2.567% (US0003M + 1.260%) due 07/20/2026 ~	5,000	5,029
Massachusetts Educational Financing Authority
2.264% (US0003M + 0.950%) due 04/25/2038 ~	671	675
MASTR Asset-Backed Securities Trust
1.367% (US0001M + 0.130%) due 08/25/2036 ~	18,040	12,279
1.987% (US0001M + 0.750%) due 12/25/2034 ^~	1,662	1,679
2.062% (US0001M + 0.825%) due 10/25/2034 ~	1,227	1,234
MASTR Specialized Loan Trust
2.087% (LIBOR01M + 0.850%) due 05/25/2037 ~	630	92
Merrill Lynch First Franklin Mortgage Loan Trust
2.737% (US0001M + 1.500%) due 10/25/2037 ~	365	333
Merrill Lynch Mortgage Investors Trust
1.297% (US0001M + 0.060%) due 10/25/2037 ^~	329	91
1.317% (US0001M + 0.080%) due 09/25/2037 ~	102	37
1.327% (US0001M + 0.090%) due 06/25/2037 ~	850	390
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	2,062	2,243
Morgan Stanley ABS Capital, Inc. Trust
1.297% (US0001M + 0.060%) due 05/25/2037 ~	219	135
1.337% (US0001M + 0.100%) due 11/25/2036 ~	11,645	7,361
1.367% (US0001M + 0.130%) due 01/25/2037 ~	73,545	42,075
1.387% (US0001M + 0.150%) due 06/25/2036 ~	2,668	2,439
1.567% (US0001M + 0.330%) due 03/25/2036 ~	19,943	12,658
1.577% (US0001M + 0.340%) due 03/25/2037 ~	27,818	15,292
3.237% (US0001M + 2.000%) due 07/25/2037 ^~	427	62
3.637% (US0001M + 2.400%) due 08/25/2034 ~	178	174
Morgan Stanley Dean Witter Capital, Inc. Trust
2.587% (US0001M + 1.350%) due 02/25/2033 ~	114	113
3.712% (US0001M + 2.475%) due 01/25/2032 ~	336	303
Morgan Stanley Mortgage Loan Trust
1.557% (US0001M + 0.320%) due 11/25/2036 ~	1,771	744
Mountain View CLO Ltd.
2.464% (US0003M + 1.160%) due 04/12/2024 ~	7,515	7,515
MP CLO Ltd.
2.504% (US0003M + 1.200%) due 01/15/2027 ~	40,120	40,198
National Collegiate Student Loan Trust
1.507% (US0001M + 0.270%) due 03/26/2029 ~	44,822	44,461
1.547% (US0001M + 0.310%) due 11/27/2028 ~	140	140
Navient Private Education Loan Trust
2.650% due 12/15/2028	6,691	6,733
3.910% due 12/15/2045	9,775	10,118
Navient Student Loan Trust
1.837% (US0001M + 0.600%) due 06/25/2065 ~	9,167	9,190
2.087% (US0001M + 0.850%) due 06/25/2065 ~	8,400	8,501
2.284% (US0001M + 1.050%) due 12/27/2066 ~	16,842	17,093

48	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nelder Grove CLO Ltd.
2.611% (US0003M + 1.300%) due 08/28/2026 ~	$33,700	$33,866
New Century Home Equity Loan Trust
1.417% (US0001M + 0.180%) due 05/25/2036 ~	368	318
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.857% (US0001M + 0.620%) due 01/25/2036 ~	535	551
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.567% (US0001M + 0.330%) due 03/25/2036 ~	7,620	6,435
North Carolina State Education Assistance Authority
2.114% (US0003M + 0.800%) due 07/25/2036 ~	4,400	4,394
NovaStar Mortgage Funding Trust
1.337% (US0001M + 0.100%) due 03/25/2037 ~	14	8
2.017% (LIBOR01M + 0.390%) due 05/25/2033 ~	2	2
Oaktree CLO Ltd.
2.527% (US0003M + 1.220%) due 10/20/2026 ~	26,200	26,293
Ocean Trails CLO
2.192% due 08/13/2025 ~	14,600	14,601
OneMain Financial Issuance Trust
2.470% due 09/18/2024	3,076	3,083
Option One Mortgage Loan Trust
2.017% (US0001M + 0.780%) due 02/25/2035 ~	804	759
2.032% (US0001M + 0.795%) due 05/25/2034 ~	22	22
2.037% (US0001M + 0.800%) due 02/25/2035 ~	22	22
Option One Mortgage Loan Trust Asset-Backed Certificates
1.736% (LIBOR01M + 0.500%) due 08/20/2030 ~	4	4
OZLM Ltd.
2.527% (US0003M + 1.220%) due 01/20/2027 ~	18,500	18,600
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.972% (US0001M + 0.735%) due 03/25/2035 ~	2,500	2,515
2.212% (US0001M + 0.975%) due 10/25/2034 ~	538	541
2.287% (US0001M + 1.050%) due 10/25/2034 ~	11,119	11,187
2.347% (US0001M + 1.110%) due 12/25/2034 ~	1,235	1,241
Popular ABS Mortgage Pass-Through Trust
1.697% (US0001M + 0.460%) due 09/25/2035 ~	3,720	3,735
4.006% due 01/25/2036 ^	208	152
Prestige Auto Receivables Trust
1.800% due 11/16/2020	22,750	22,764
RAAC Trust
1.577% (US0001M + 0.340%) due 02/25/2036 ~	7,650	7,610
1.637% (US0001M + 0.400%) due 06/25/2047 ~	5,739	5,740
1.717% (US0001M + 0.480%) due 03/25/2037 ~	3,334	3,342
2.437% (US0001M + 1.200%) due 09/25/2047 ~	8,308	8,268
3.737% (US0001M + 2.500%) due 12/25/2035 ~	1,447	1,480
Renaissance Home Equity Loan Trust
2.337% (US0001M + 1.100%) due 09/25/2037 ~	738	439
2.437% (US0001M + 1.200%) due 08/25/2032 ~	1,724	1,706
2.477% (US0001M + 1.240%) due 03/25/2033 ~	14	13
4.934% due 08/25/2035	125	128

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Mortgage Products Trust
1.537% (US0001M + 0.300%) due 05/25/2036 ^~	$29,028	$23,632
2.017% (US0001M + 0.780%) due 02/25/2033 ~	3	3
5.473% due 04/25/2034	702	762
6.207% due 08/25/2034 ^	1,955	1,996
Residential Asset Securities Corp. Trust
1.387% (US0001M + 0.150%) due 01/25/2037 ~	7,725	7,543
1.487% (US0001M + 0.250%) due 04/25/2037 ~	17,730	17,408
1.497% (US0001M + 0.260%) due 07/25/2036 ~	11,700	11,344
1.507% (US0001M + 0.270%) due 05/25/2037 ~	4,387	4,362
1.667% (US0001M + 0.430%) due 01/25/2036 ~	15,400	13,012
1.817% (US0001M + 0.580%) due 06/25/2033 ~	881	750
1.882% (US0001M + 0.645%) due 03/25/2035 ~	2,582	2,589
2.032% (US0001M + 0.795%) due 01/25/2035 ~	50	50
5.120% due 12/25/2033 ~	284	264
Residential Funding Home Loan Trust
6.730% due 06/25/2037	5,000	4,798
SACO Trust
1.597% (US0001M + 0.360%) due 05/25/2036 ~	832	1,556
1.757% (US0001M + 0.520%) due 06/25/2036 ^~	157	399
SACO, Inc.
1.987% (US0001M + 0.750%) due 07/25/2035 ~	1,071	1,024
Saxon Asset Securities Trust
1.737% (US0001M + 0.500%) due 03/25/2032 ~	254	249
1.777% (US0001M + 0.540%) due 03/25/2035 ~	685	661
2.987% (US0001M + 1.750%) due 12/25/2037 ~	21,705	22,453
Securitized Asset-Backed Receivables LLC Trust
1.287% (US0001M + 0.050%) due 10/25/2036 ^~	1,301	763
1.387% (US0001M + 0.150%) due 12/25/2036 ~	29,993	18,496
Security National Mortgage Loan Trust
1.887% (US0001M + 0.650%) due 11/25/2034 ~	564	528
SG Mortgage Securities Trust
1.367% (US0001M + 0.130%) due 07/25/2036 ~	65,888	40,615
SLC Student Loan Trust
2.192% (US0003M + 0.875%) due 11/25/2042 ~	3,506	3,560
2.220% (US0003M + 0.900%) due 06/15/2021 ~	5,400	5,412
SLM Private Credit Student Loan Trust
1.510% (US0003M + 0.190%) due 12/15/2023 ~	1,692	1,691
SLM Private Education Loan Trust
3.484% (US0001M + 2.250%) due 06/16/2042 ~	22,605	23,516
4.540% due 10/17/2044	9,041	9,343
SLM Student Loan Trust
1.354% (US0003M + 0.040%) due 04/25/2019 ~	15,746	15,699
1.424% (US0003M + 0.110%) due 01/27/2025 ~	11,795	11,773
1.814% (US0003M + 0.500%) due 04/25/2024 ~	26,558	26,647
2.214% (US0003M + 0.900%) due 07/25/2023 ~	17,100	17,180
2.464% (US0003M + 1.150%) due 04/25/2019 ~	15,201	15,251
2.520% (US0003M + 1.200%) due 12/15/2033 ~	33,574	34,058

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.814% (US0003M + 1.500%) due 04/25/2023 ~	$35,900	$36,787
3.014% (US0003M + 1.700%) due 07/25/2023 ~	24,534	25,283
SoFi Professional Loan Program LLC
1.550% due 03/26/2040	38,892	38,796
1.830% due 05/25/2040	18,857	18,886
Soundview Home Loan Trust
1.407% (US0001M + 0.170%) due 07/25/2037 ~	56,816	50,075
1.407% (US0001M + 0.170%) due 08/25/2037 ~	42,616	38,118
1.497% (US0001M + 0.260%) due 12/25/2035 ~	316	317
2.137% (US0001M + 0.900%) due 10/25/2037 ~	118,299	99,753
2.237% (US0001M + 1.000%) due 09/25/2037 ~	2,921	2,387
2.537% (US0001M + 1.300%) due 11/25/2033 ~	56	58
South Carolina Student Loan Corp.
2.316% (US0003M + 1.000%) due 09/03/2024 ~	600	602
Specialty Underwriting & Residential Finance Trust
2.137% (US0001M + 0.900%) due 06/25/2036 ~	16,022	13,278
2.437% (US0001M + 1.200%) due 10/25/2035 ~	95	87
Springleaf Funding Trust
2.680% due 07/15/2030	37,500	37,527
Structured Asset Investment Loan Trust
1.897% (US0001M + 0.660%) due 04/25/2035 ~	11,406	11,469
2.002% (US0001M + 0.765%) due 08/25/2035 ~	1,500	1,433
2.212% (US0001M + 0.975%) due 09/25/2034 ~	93	90
2.512% (US0001M + 1.275%) due 12/25/2034 ~	813	766
2.662% (US0001M + 1.425%) due 04/25/2034 ~	33	33
Structured Asset Securities Corp. Mortgage Loan Trust
1.327% (US0001M + 0.090%) due 06/25/2037 ~	134	134
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.375% due 08/25/2031	76	76
Symphony CLO Ltd.
2.054% (US0003M + 0.750%) due 01/15/2024 ~	7,664	7,664
Trapeza CDO Ltd.
2.087% (LIBOR06M + 0.650%) due 11/16/2034 ~	211	209
Tricon American Homes Trust
2.716% due 09/17/2034	11,600	11,564
2.916% due 09/17/2034	8,700	8,650
3.215% due 09/17/2034	1,200	1,193
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^~	430	423
Utah State Board of Regents
1.987% (US0001M + 0.750%) due 01/25/2057 ~	16,033	16,084
VOLT LLC
3.375% due 05/28/2047	27,224	27,462
3.500% due 03/25/2047	29,600	29,889
Washington Mutual Asset-Backed Certificates Trust
1.297% (US0001M + 0.060%) due 10/25/2036 ~	111	61
Wells Fargo Home Equity Asset-Backed Securities Trust
2.287% (US0001M + 1.050%) due 02/25/2035 ~	3,500	3,497
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
1.867% (US0001M + 0.630%) due 04/25/2034 ~	89	83

Total Asset-Backed Securities (Cost $2,126,818)		2,182,725

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	49

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (d) 0.0%
		$869

SHORT-TERM NOTES 0.2%
Prestige Auto Receivables Trust
1.430% due 08/15/2018	$10,142	10,142

U.S. TREASURY BILLS 0.0%
1.028% due 01/04/2018 (b)(c)	304	303

Total Short-Term Instruments (Cost $11,314)		11,314

Total Investments in Securities (Cost $3,713,739)		3,826,815

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 18.0%

SHORT-TERM INSTRUMENTS 18.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.0%
PIMCO Short-Term Floating NAV Portfolio III	73,425,360	$725,810

	Total Short-Term Instruments (Cost $725,810)	725,810

	Total Investments in Affiliates (Cost $725,810)	725,810

	Total Investments 113.1% (Cost $4,439,549)	$4,552,625

	Financial Derivative Instruments (e)(g) (0.1)% (Cost or Premiums, net $(18,787))	(4,750)

	Other Assets and Liabilities, net (13.0)%	(522,181)

	Net Assets 100.0%	$4,025,694

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable rate security. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$869	U.S. Treasury Notes 1.750% due 05/31/2022	$(891)	$869	$869

Total Repurchase Agreements						$(891)	$869	$869

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.1)%
Fannie Mae, TBA	3.000%	10/01/2047	3,000	$(3,011)	$(3,008)
Fannie Mae, TBA	3.000	10/01/2032	500	(514)	(514)

Total Short Sales (0.1)%				$(3,525)	$(3,522)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$869	$0	$0	$869	$(891)	$(22)

Total Borrowings and Other Financing Transactions	$869	$0	$0

(1)	Includes accrued interest.

50	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2017	809	$174,504	$(476)	$0	$(101)

Total Futures Contracts				$(476)	$0	$(101)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	3-Month USD-LIBOR	2.000%	Semi-Annual	06/15/2023	$42,500	$434	$(494)	$(60)	$75	$0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	105,400	6,095	(1,979)	4,116	199	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	13,600	1,179	(294)	885	24	0

						$7,708	$(2,767)	$4,941	$298	$0

Total Swap Agreements						$7,708	$(2,767)	$4,941	$298	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$298	$298	$0	$ (101)	$0	$ (101)

(f)	Securities with an aggregate market value of $5,436 and cash of $2,921 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION(1)

Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BRC	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)%	Monthly	02/25/2035	$ 40	$0	$21	$21	$0
JPM	UBS Commercial Mortgage Trust 0.900% due 09/15/2040	(1.170)	Monthly	09/15/2040	1,000	0	527	527	0
RYL	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	(1.730)	Monthly	01/25/2034	63	0	15	15	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	(0.700)	Monthly	05/25/2033	2,444	0	19	19	0

						$0	$582	$582	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	51

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 5.250% due 07/25/2033	6.250%	Monthly	07/25/2033	$ 256	$0	$14	$14	$0
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960	Monthly	09/25/2034	463	(157)	159	2	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	2.790	Monthly	01/25/2034	63	0	(15)	0	(15)
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	3.150	Monthly	05/25/2033	2,444	0	44	44	0
	Auto Loan ABS 2017 2.25-100% due 10/20/2022 +	0.600	Monthly	10/20/2022	18,757	0	4	4	0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	Monthly	07/25/2035	421	(147)	81	0	(66)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110	Monthly	12/25/2034	247	(79)	81	2	0
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	Monthly	11/25/2034	0	(1)	1	0	0

						$(384)	$369	$66	$(81)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$ 29,248	$(6,504)	$4,216	$0	$(2,288)
DUB	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	141	(56)	17	0	(39)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	26,755	(612)	798	186	0
FBF	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	1,565	(1,327)	1,030	0	(297)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	33,000	(1,119)	1,327	208	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	103,100	(2,207)	1,155	0	(1,052)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	10,805	(404)	472	68	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	5,100	(218)	237	19	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	81,800	(5,071)	4,959	0	(112)
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,900	(73)	33	0	(40)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	24,773	(537)	710	173	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	71,400	(3,276)	3,540	264	0
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	21,400	(2,044)	(313)	0	(2,357)
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	24,774	(537)	710	173	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	25,000	(871)	1,028	157	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	56,500	(1,255)	678	0	(577)

						$(26,111)	$20,597	$1,248	$(6,762)

Total Swap Agreements						$(26,495)	$21,548	$1,896	$(6,843)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$0	$14	$14	$0	$0	$(2,288)	$(2,288)	$(2,274)	$2,563	$289
BRC	0	0	21	21	0	0	0	0	21	(200)	(179)
DUB	0	0	186	186	0	0	(39)	(39)	147	0	147
FBF	0	0	208	208	0	0	(297)	(297)	(89)	193	104
GST	0	0	139	139	0	0	(1,245)	(1,245)	(1,106)	1,241	135
JPM	0	0	527	527	0	0	0	0	527	(610)	(83)
JPS	0	0	437	437	0	0	(2,397)	(2,397)	(1,960)	2,054	94
MYC	0	0	330	330	0	0	0	0	330	(421)	(91)
RYL	0	0	34	34	0	0	0	0	34	(50)	(16)
SAL	0	0	0	0	0	0	(577)	(577)	(577)	781	204

Total Over the Counter	$0	$0	$1,896	$1,896	$0	$0	$(6,843)	$(6,843)

52	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

(h)	Securities with an aggregate market value of $6,832 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$298	$298

Over the counter
Swap Agreements	$0	$1,896	$0	$0	$0	$1,896

	$0	$1,896	$0	$0	$298	$2,194

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$101	$101

Over the counter
Swap Agreements	$0	$6,843	$0	$0	$0	$6,843

	$0	$6,843	$0	$0	$101	$6,944

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$411	$411
Swap Agreements	0	0	0	0	(391)	(391)

	$0	$0	$0	$0	$20	$20

Over the counter
Swap Agreements	$0	$3,064	$0	$0	$0	$3,064

	$0	$3,064	$0	$0	$20	$3,084

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	53

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

September 30, 2017 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(627)	$(627)
Swap Agreements	0	0	0	0	(1,877)	(1,877)

	$0	$0	$0	$0	$(2,504)	$(2,504)

Over the counter
Swap Agreements	$0	$4,443	$0	$0	$0	$4,443

	$0	$4,443	$0	$0	$(2,504)	$1,939

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,385	$0	$3,385
Industrials	0	8,291	0	8,291
Municipal Bonds & Notes
Texas	0	586	0	586
West Virginia	0	3,235	0	3,235
U.S. Government Agencies	0	602,201	0	602,201
U.S. Treasury Obligations	0	50,594	0	50,594
Non-Agency Mortgage-Backed Securities	0	935,955	28,529	964,484
Asset-Backed Securities	0	2,182,725	0	2,182,725
Short-Term Instruments
Repurchase Agreements	0	869	0	869
Short-Term Notes	0	10,142	0	10,142
U.S. Treasury Bills	0	303	0	303

	$0	$3,798,286	$28,529	$3,826,815

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$725,810	$0	$0	$725,810

Total Investments	$725,810	$3,798,286	$28,529	$4,552,625

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,522)	$0	$(3,522)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	298	0	298
Over the counter	0	1,892	4	1,896

	$0	$2,190	$4	$2,194

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(101)	0	0	(101)
Over the counter	0	(6,843)	0	(6,843)

	$(101)	$(6,843)	$0	$(6,944)

Total Financial Derivative Instruments	$(101)	$(4,653)	$4	$(4,750)

Totals	$725,709	$3,790,111	$28,533	$4,544,353

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

54	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Portfolio

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 72.8%

ARGENTINA 1.3%

SOVEREIGN ISSUES 1.3%
Argentina Government International Bond
6.250% due 04/22/2019		$8,000	$8,440

Total Argentina (Cost $8,152)			8,440

BERMUDA 0.9%

CORPORATE BONDS & NOTES 0.9%
Ooredoo International Finance Ltd.
7.875% due 06/10/2019		$5,000	5,455

Total Bermuda (Cost $5,234)			5,455

BRAZIL 25.6%

CORPORATE BONDS & NOTES 10.7%
Caixa Economica Federal
2.375% due 11/06/2017		$6,900	6,901
4.250% due 05/13/2019		6,000	6,129
4.500% due 10/03/2018		5,500	5,601
Itau Unibanco Holding S.A.
2.850% due 05/26/2018		3,000	3,013
5.750% due 01/22/2021		1,000	1,065
Petrobras Global Finance BV
6.125% due 01/17/2022		11,600	12,499
6.750% due 01/27/2041		100	100
7.875% due 03/15/2019		5,000	5,372
8.375% due 05/23/2021		23,850	27,630

			68,310

SOVEREIGN ISSUES 14.9%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		4,074	4,202
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (c)	BRL	260,900	80,949
0.000% due 04/01/2018 (c)		32,220	9,837

			94,988

Total Brazil (Cost $157,107)			163,298

CAYMAN ISLANDS 1.7%

CORPORATE BONDS & NOTES 1.7%
Baidu, Inc.
2.750% due 06/09/2019		$1,400	1,418
3.000% due 06/30/2020		300	305
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		2,200	2,431
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(a)		8,223	5,365
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(a)(d)		839	306
6.750% due 10/01/2023 ^(a)(d)		3,308	1,199

Total Cayman Islands (Cost $15,413)			11,024

CHILE 0.0%

CORPORATE BONDS & NOTES 0.0%
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025		$168	170

Total Chile (Cost $157)			170

CHINA 0.5%

CORPORATE BONDS & NOTES 0.5%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$1,000	1,081

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024		$2,000	$2,150

Total China (Cost $2,997)			3,231

COLOMBIA 1.0%

CORPORATE BONDS & NOTES 1.0%
Ecopetrol S.A.
5.375% due 06/26/2026		$560	598
7.625% due 07/23/2019		5,500	6,045

Total Colombia (Cost $6,394)			6,643

CZECH REPUBLIC 0.9%

SOVEREIGN ISSUES 0.9%
Czech Republic Government International Bond
0.850% due 03/17/2018	CZK	130,600	5,975

Total Czech Republic (Cost $5,252)			5,975

DOMINICAN REPUBLIC 0.0%

SOVEREIGN ISSUES 0.0%
Dominican Republic International Bond
9.040% due 01/23/2018		$22	22

Total Dominican Republic (Cost $22)			22

HONG KONG 0.6%

CORPORATE BONDS & NOTES 0.6%
CNPC General Capital Ltd.
2.750% due 05/14/2019		$3,000	3,021
3.400% due 04/16/2023		500	510

Total Hong Kong (Cost $3,492)			3,531

INDONESIA 0.9%

SOVEREIGN ISSUES 0.9%
Indonesia Government International Bond
6.750% due 01/15/2044		$2,400	3,212
11.625% due 03/04/2019		2,400	2,729

Total Indonesia (Cost $5,465)			5,941

KAZAKHSTAN 0.9%

CORPORATE BONDS & NOTES 0.9%
Kazakhstan Temir Zholy National Co. JSC
6.375% due 10/06/2020		$5,000	5,424
Samruk-Energy JSC
3.750% due 12/20/2017		400	400

Total Kazakhstan (Cost $5,564)			5,824

LUXEMBOURG 2.0%

CORPORATE BONDS & NOTES 2.0%
Gazprom OAO Via Gaz Capital S.A.
3.700% due 07/25/2018	EUR	1,000	1,211
8.146% due 04/11/2018		$5,750	5,932
9.250% due 04/23/2019		650	711
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		4,000	4,161
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		500	515

Total Luxembourg (Cost $12,241)			12,530

MEXICO 6.3%

CORPORATE BONDS & NOTES 3.7%
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		$5,000	5,125

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BBVA Bancomer S.A.
6.500% due 03/10/2021		$7,000	$7,752
6.750% due 09/30/2022		2,000	2,295
Petroleos Mexicanos
3.324% (US0003M + 2.020%) due 07/18/2018 ~		5,500	5,568
3.750% due 03/15/2019	EUR	1,000	1,242
5.500% due 02/04/2019		$1,500	1,567

			23,549

SOVEREIGN ISSUES 2.6%
Mexico Government International Bond
6.500% due 06/10/2021	MXN	150,000	8,195
8.500% due 12/13/2018		470	26
10.000% due 12/05/2024		129,000	8,395

			16,616

Total Mexico (Cost $42,383)			40,165

NETHERLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%
Petrobras Global Finance BV
8.375% due 12/10/2018		$300	321

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Petrobras Netherlands BV
3.257% (LIBOR03M + 1.835%) due 05/10/2022 +		200	195

Total Netherlands (Cost $514)			516

POLAND 0.0%

SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	28

Total Poland (Cost $29)			28

QATAR 0.4%

SOVEREIGN ISSUES 0.4%
Qatar Government International Bond
6.550% due 04/09/2019		$2,400	2,561

Total Qatar (Cost $2,498)			2,561

RUSSIA 0.5%

CORPORATE BONDS & NOTES 0.5%
ALROSA Finance S.A.
7.750% due 11/03/2020		$3,000	3,390

Total Russia (Cost $3,074)			3,390

SINGAPORE 0.0%

SOVEREIGN ISSUES 0.0%
Singapore Government International Bond
2.500% due 06/01/2019	SGD	70	53

Total Singapore (Cost $50)			53

SOUTH AFRICA 1.8%

CORPORATE BONDS & NOTES 1.0%
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		$6,100	6,206

SOVEREIGN ISSUES 0.8%
South Africa Government International Bond
6.875% due 05/27/2019		5,000	5,363

Total South Africa (Cost $11,382)			11,569

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	55

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 0.1%

SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
2.625% due 12/30/2020	$500	$502

Total South Korea (Cost $507)		502

UNITED ARAB EMIRATES 0.3%

CORPORATE BONDS & NOTES 0.3%
Dolphin Energy Ltd.
5.888% due 06/15/2019	$1,501	1,557

Total United Arab Emirates (Cost $1,530)		1,557

UNITED STATES 1.8%

ASSET-BACKED SECURITIES 0.1%
GSAA Home Equity Trust
1.537% (US0001M + 0.300%) due 03/25/2037 ~	$331	241
Morgan Stanley Mortgage Loan Trust
1.597% (US0001M + 0.360%) due 04/25/2037 ~	312	170

		411

CORPORATE BONDS & NOTES 1.4%
Bank of America Corp.
6.875% due 04/25/2018	2,400	2,469
Rio Oil Finance Trust
9.250% due 07/06/2024	2,899	3,028
9.750% due 01/06/2027	2,361	2,479
Wachovia Corp.
5.750% due 02/01/2018	900	913

		8,889

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Banc of America Mortgage Trust
3.432% due 02/25/2036 ^~	17	16
Bear Stearns Adjustable Rate Mortgage Trust
3.260% (H15T1Y + 2.450%) due 03/25/2035 ~	906	917
Chase Mortgage Finance Trust
3.372% due 03/25/2037 ^~	44	43

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust
3.504% due 07/25/2046 ^~	$27	$25
Citigroup Mortgage Loan Trust, Inc.
3.573% due 03/25/2034 ~	7	7
Countrywide Home Loan Mortgage Pass-Through Trust
3.367% due 10/20/2035 ~	96	85
3.391% due 09/25/2047 ^~	21	20
HarborView Mortgage Loan Trust
3.629% due 08/19/2036 ^~	10	9
Luminent Mortgage Trust
1.414% (LIBOR01M + 0.180%) due 12/25/2036 ^~	33	30
MASTR Adjustable Rate Mortgages Trust
1.477% (US0001M + 0.240%) due 05/25/2037 ~	154	102
Merrill Lynch Alternative Note Asset Trust
1.537% (US0001M + 0.300%) due 03/25/2037 ~	314	158
3.849% due 06/25/2037 ^~	218	182
Merrill Lynch Mortgage-Backed Securities Trust
3.640% due 04/25/2037 ^~	37	33
Morgan Stanley Mortgage Loan Trust
3.145% due 06/25/2036 ~	11	12
Sequoia Mortgage Trust
3.147% due 01/20/2047 ^~	21	17
WaMu Mortgage Pass-Through Certificates Trust
2.606% due 01/25/2037 ^~	43	40
2.798% due 04/25/2037 ^~	29	26
2.819% due 12/25/2036 ^~	26	25
2.880% due 05/25/2037 ^~	56	48
3.071% due 12/25/2036 ^~	98	94
3.232% due 09/25/2036 ^~	47	45

		1,934

Total United States (Cost $10,897)		11,234

VIRGIN ISLANDS (BRITISH) 1.8%

CORPORATE BONDS & NOTES 1.8%
Gerdau Trade, Inc.
5.750% due 01/30/2021	$1,700	1,823
GTL Trade Finance, Inc.
5.893% due 04/29/2024	2,000	2,152
Rosneft Finance S.A.
7.875% due 03/13/2018	7,327	7,507

Total Virgin Islands (British) (Cost $10,986)		11,482

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 23.4%

REPURCHASE AGREEMENTS (e) 12.9%
			$82,600

ARGENTINA TREASURY BILLS 7.4%
2.973% due 10/13/2017 - 04/27/2018 (b)(c)		$47,800	47,499

MEXICO TREASURY BILLS 0.5%
6.947% due 11/30/2017 - 01/04/2018 (b)(c)	MXN	60,000	3,250

U.S. TREASURY BILLS 2.6%
1.012% due 11/09/2017 - 01/04/2018 (b)(c)(h)		$16,481	16,456

Total Short-Term Instruments (Cost $149,536)			149,805

Total Investments in Securities (Cost $460,876)			464,946

		SHARES
INVESTMENTS IN AFFILIATES 26.7%

SHORT-TERM INSTRUMENTS 26.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 26.7%
PIMCO Short-Term Floating NAV Portfolio III		17,229,364	170,312

Total Short-Term Instruments (Cost $170,321)			170,312

Total Investments in Affiliates (Cost $170,321)			170,312

Total Investments 99.5% (Cost $631,197)			$635,258

Financial Derivative Instruments (f)(g) (1.1)% (Cost or Premiums, net $(3,254))			(6,767)

Other Assets and Liabilities, net 1.6%			10,166

Net Assets 100.0%			$638,657

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Security is not accruing income as of the date of this report.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd.	6.625%	10/01/2023	07/23/2015	$ 608	$306	0.05%
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	07/15/2015 - 07/16/2015	2,567	1,199	0.19

				$ 3,175	$1,505	0.24%

56	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	1.240%	09/29/2017	10/02/2017	$50,000	U.S. Treasury Bonds 3.000% due 11/15/2044	$(51,067)	$50,000	$50,005
NOM	1.220	09/29/2017	10/02/2017	32,600	U.S. Treasury Bonds 3.750% due 11/15/2043	(33,322)	32,600	32,603

Total Repurchase Agreements						$(84,389)	$82,600	$82,608

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$50,005	$0	$0	$50,005	$(51,067)	$(1,062)
NOM	32,603	0	0	32,603	(33,322)	(719)

Total Borrowings and Other Financing Transactions	$82,608	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(1,303) at a weighted average interest rate of (1.180)%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	10.240%	Maturity	01/02/2025	BRL	415,800	$(404)	$3,516	$3,112	$184	$0
Pay	1-Year BRL-CDI	11.600	Maturity	01/02/2025		96,000	(39)	2,311	2,272	52	0
Pay	28-Day MXN-TIIE	5.520	Lunar	09/07/2018	MXN	256,700	(345)	97	(248)	0	(5)
Pay	28-Day MXN-TIIE	5.530	Lunar	09/11/2018		175,000	(236)	68	(168)	0	(4)
Pay	28-Day MXN-TIIE	5.240	Lunar	10/05/2018		170,000	(278)	75	(203)	0	(5)

							$(1,302)	$6,067	$4,765	$236	$(14)

Total Swap Agreements							$(1,302)	$6,067	$4,765	$236	$(14)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$236	$236	$0	$0	$(14)	$(14)

Cash of $6,826 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	57

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017	ILS	2,993		$860	$13	$0
	11/2017	TRY	6,185		1,699	0	(15)
	12/2017	CNH	2,988		416	0	(32)
BPS	03/2018	MXN	156,000		7,460	0	(911)
CBK	10/2017	EUR	2,081		2,482	23	0
	11/2017		$231	PLN	829	0	(4)
	12/2017	CNH	2,350		$327	0	(25)
	12/2017	MXN	314,541		17,354	282	0
	12/2017		$1,380	INR	90,967	1	0
DUB	10/2017	BRL	86		$27	0	0
	10/2017		$27	BRL	86	0	0
	12/2017	CNH	5,924		$825	0	(63)
	01/2018	BRL	180,500		50,821	0	(5,479)
GLM	10/2017		18,000		5,682	0	(2)
	10/2017		$5,738	BRL	18,000	0	(55)
	10/2017		227	IDR	3,052,000	0	(1)
	10/2017		2,018	RUB	118,250	27	0
	01/2018	MXN	14,000		$684	0	(74)
	04/2018	BRL	18,000		5,606	51	0
HUS	12/2017	CNH	16,607		2,277	0	(213)
	12/2017		$5,190	CNH	36,241	245	0
JPM	10/2017	BRL	14,220		$4,489	0	(1)
	10/2017		$4,532	BRL	14,220	0	(42)
	10/2017		12,500	IDR	167,982,500	0	(39)
	12/2017	KRW	11,330,000		$10,000	100	0
	12/2017	THB	23,170		698	3	0
	01/2018	BRL	80,400		22,225	0	(2,852)
	03/2018		$7,857	MXN	156,000	515	0
	04/2018	BRL	14,220		$4,430	41	0
MSB	10/2017		32,220		10,065	0	(108)
	10/2017		$10,171	BRL	32,220	3	0
NGF	11/2017	MXN	46,000		$2,231	0	(271)
SCX	10/2017	IDR	171,034,500		12,702	15	0
	12/2017	SGD	25,625		18,759	0	(145)
	01/2018		$12,578	IDR	171,034,500	0	(23)
SOG	12/2017	TWD	5,345,377		$177,205	760	0
	03/2018	CZK	132,646		5,433	0	(669)
UAG	12/2017	CNH	8,371		1,167	0	(89)
	12/2017	KRW	176,562,817		155,661	1,380	0
	12/2017		$1,110	HKD	8,666	1	0

Total Forward Foreign Currency Contracts						$3,460	$(11,113)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC USD versus BRL	BRL	4.250	11/17/2017	$ 15,000	$(435)	$(1)
JPM	Call - OTC USD versus MXN	MXN	18.550	10/31/2017	50,000	(293)	(318)

						$(728)	$(319)

Total Written Options						$(728)	$(319)

58	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Mexico Government International Bond	1.000%	Quarterly	03/20/2020	0.529%	$20,000	$(156)	$392	$236	$0
	Panama Government International Bond	1.000	Quarterly	12/20/2020	0.439	3,500	42	21	63	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2019	0.688	10,000	32	25	57	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2021	2.090	500	8	44	52	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	09/20/2020	0.380	5,000	(60)	152	92	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2019	0.688	20,000	78	35	113	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2017	0.371	10,000	(453)	471	18	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.414	10,000	114	(10)	104	0
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.134	400	(52)	29	0	(23)
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.414	10,000	5	99	104	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2018	0.330	5,000	(69)	95	26	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.652	5,000	(263)	120	0	(143)
FBF	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.414	100	(4)	5	1	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2021	2.090	500	5	47	52	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2019	0.810	1,000	(107)	111	4	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2018	0.318	5,000	(57)	100	43	0
	Panama Government International Bond	1.000	Quarterly	12/20/2020	0.439	3,500	42	21	63	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.982	1,000	(111)	112	1	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2020	1.006	3,000	(31)	31	0	0
JPM	Penerbangan Malaysia Bhd.	1.000	Quarterly	09/20/2020	0.380	10,000	(131)	315	184	0

							$(1,168)	$2,215	$1,213	$(166)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	28-Day MXN-TIIE	5.750%	Lunar	06/11/2018	MXN	95,000	$(56)	$(8)	$0	$(64)

Total Swap Agreements								$(1,224)	$2,207	$1,213	$(230)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BOA	$13	$0	$356	$369	$(47)	$0	$0	$(47)	$322	$(410)	$(88)
BPS	0	0	0	0	(911)	0	0	(911)	(911)	1,115	204
BRC	0	0	257	257	0	0	0	0	257	(220)	37
CBK	306	0	122	428	(29)	0	0	(29)	399	(320)	79
DUB	0	0	130	130	(5,542)	(1)	(166)	(5,709)	(5,579)	5,311	(268)
FBF	0	0	1	1	0	0	0	0	1	(10)	(9)
GLM	78	0	0	78	(132)	0	(64)	(196)	(118)	0	(118)
GST	0	0	163	163	0	0	0	0	163	0	163
HUS	245	0	0	245	(213)	0	0	(213)	32	0	32
JPM	659	0	184	843	(2,934)	(318)	0	(3,252)	(2,409)	2,532	123
MSB	3	0	0	3	(108)	0	0	(108)	(105)	173	68
NGF	0	0	0	0	(271)	0	0	(271)	(271)	443	172
SCX	15	0	0	15	(168)	0	0	(168)	(153)	280	127
SOG	760	0	0	760	(669)	0	0	(669)	91	0	91
UAG	1,381	0	0	1,381	(89)	0	0	(89)	1,292	(1,470)	(178)

Total Over the Counter	$3,460	$0	$1,213	$4,673	$(11,113)	$(319)	$(230)	$(11,662)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	59

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

(h)	Securities with an aggregate market value of $9,854 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$236	$236

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,460	$0	$3,460
Swap Agreements	0	1,213	0	0	0	1,213

	$0	$1,213	$0	$3,460	$0	$4,673

	$0	$1,213	$0	$3,460	$236	$4,909

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$14	$14

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,113	$0	$11,113
Written Options	0	0	0	319	0	319
Swap Agreements	0	166	0	0	64	230

	$0	$166	$0	$11,432	$64	$11,662

	$0	$166	$0	$11,432	$78	$11,676

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(253)	$(253)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11,311)	$0	$(11,311)
Written Options	0	0	0	3,025	0	3,025
Swap Agreements	0	2,296	0	0	(32)	2,264

	$0	$2,296	$0	$(8,286)	$(32)	$(6,022)

	$0	$2,296	$0	$(8,286)	$(285)	$(6,275)

60	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$5,985	$5,985

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,041	$0	$6,041
Written Options	0	0	0	442	0	442
Swap Agreements	0	(1,092)	0	0	20	(1,072)

	$0	$(1,092)	$0	$6,483	$20	$5,411

	$0	$(1,092)	$0	$6,483	$6,005	$11,396

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$8,440	$0	$8,440
Bermuda
Corporate Bonds & Notes	0	5,455	0	5,455
Brazil
Corporate Bonds & Notes	0	68,310	0	68,310
Sovereign Issues	0	94,988	0	94,988
Cayman Islands
Corporate Bonds & Notes	0	11,024	0	11,024
Chile
Corporate Bonds & Notes	0	170	0	170
China
Corporate Bonds & Notes	0	3,231	0	3,231
Colombia
Corporate Bonds & Notes	0	6,643	0	6,643
Czech Republic
Sovereign Issues	0	5,975	0	5,975
Dominican Republic
Sovereign Issues	0	22	0	22
Hong Kong
Corporate Bonds & Notes	0	3,531	0	3,531
Indonesia
Sovereign Issues	0	5,941	0	5,941
Kazakhstan
Corporate Bonds & Notes	0	5,824	0	5,824
Luxembourg
Corporate Bonds & Notes	0	12,530	0	12,530
Mexico
Corporate Bonds & Notes	0	23,549	0	23,549
Sovereign Issues	0	16,616	0	16,616
Netherlands
Corporate Bonds & Notes	0	321	0	321
Loan Participations and Assignments	0	0	195	195
Poland
Sovereign Issues	0	28	0	28
Qatar
Sovereign Issues	0	2,561	0	2,561
Russia
Corporate Bonds & Notes	0	3,390	0	3,390
Singapore
Sovereign Issues	0	53	0	53

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
South Africa
Corporate Bonds & Notes	$0	$6,206	$0	$6,206
Sovereign Issues	0	5,363	0	5,363
South Korea
Sovereign Issues	0	502	0	502
United Arab Emirates
Corporate Bonds & Notes	0	1,557	0	1,557
United States
Asset-Backed Securities	0	411	0	411
Corporate Bonds & Notes	0	8,889	0	8,889
Non-Agency Mortgage-Backed Securities	0	1,934	0	1,934
Virgin Islands (British)
Corporate Bonds & Notes	0	11,482	0	11,482
Short-Term Instruments
Repurchase Agreements	0	82,600	0	82,600
Argentina Treasury Bills	0	47,499	0	47,499
Mexico Treasury Bills	0	3,250	0	3,250
U.S. Treasury Bills	0	16,456	0	16,456

	$0	$464,751	$195	$464,946

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$170,312	$0	$0	$170,312

Total Investments	$170,312	$464,751	$195	$635,258

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	236	0	236
Over the counter	0	4,673	0	4,673

	$0	$4,909	$0	$4,909

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(14)	0	(14)
Over the counter	0	(11,662)	0	(11,662)

	$0	$(11,676)	$0	$(11,676)

Total Financial Derivative Instruments	$0	$(6,767)	$0	$(6,767)

Totals	$170,312	$457,984	$195	$628,491

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	61

Schedule of Investments PIMCO High Yield Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 104.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 11.6%
Ancestry.com Operations, Inc.
4.490% (LIBOR03M + 3.250%) due 10/19/2023 ~		$891	$897
9.490% (LIBOR03M + 8.250%) due 10/19/2024 ~		4,500	4,530
Burger King Worldwide, Inc.
3.485% - 3.583% (LIBOR03M + 2.250%) due 02/16/2024 ~		993	993
CBS Radio, Inc.
4.737% (LIBOR03M + 3.500%) due 10/17/2023 ~		225	227
Endo Luxembourg Finance Co. SARL
5.500% (LIBOR03M + 4.250%) due 04/29/2024 ~		2,893	2,925
Energy Future Intermediate Holding Co. LLC
TBD% - 4.236% due 06/23/2018		5,000	5,029
4.235% (LIBOR03M + 3.000%) due 06/30/2018 ~		47,660	47,939
Neiman Marcus Group Ltd. LLC
4.481% (LIBOR03M + 3.250%) due 10/25/2020 ~		3,954	2,959
Ortho-Clinical Diagnostics S.A.
5.083% (LIBOR03M + 3.750%) due 06/30/2021 ~		822	826
Quest Software U.S. Holdings, Inc.
7.235% (LIBOR03M + 6.000%) due 10/31/2022 ~		298	302
TEX Operations Co. LLC
3.982% - 3.985% (LIBOR03M + 2.750%) due 08/04/2023 ~		260	261
3.982% - 3.985% (LIBOR03M + 2.750%) due 08/04/2023 ~		1,131	1,135
Valeant Pharmaceuticals International, Inc.
5.990% (LIBOR03M + 4.750%) due 04/01/2022 ~		3,018	3,075

Total Loan Participations and Assignments (Cost $70,827)			71,098

CORPORATE BONDS & NOTES 88.4%

BANKING & FINANCE 29.7%
Ally Financial, Inc.
4.250% due 04/15/2021		3,500	3,631
8.000% due 11/01/2031		500	646
8.000% due 11/01/2031 (j)		5,115	6,623
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	1,600	2,230
Arrow Global Finance PLC
4.750% (EUR003M + 4.750%) due 05/01/2023 ~	EUR	1,500	1,853
5.125% due 09/15/2024	GBP	400	557
Banco Mercantil del Norte S.A.
6.875% (H15T5Y + 5.035%) due 07/06/2022 ~(f)		$600	640
7.625% (H15T10Y + 5.353%) due 01/10/2028 ~(f)		600	656
Banco Pan S.A.
8.500% due 04/23/2020		2,425	2,622
Barclays PLC
7.875% (BPSW5 + 6.099%) due 09/15/2022 ~(f)	GBP	3,000	4,407
Blackstone CQP Holdco LP
6.000% due 08/18/2021		$10,300	10,120
6.500% due 03/20/2021		42,600	43,239
Cabot Financial Luxembourg S.A.
6.500% due 04/01/2021	GBP	600	832
7.500% due 10/01/2023		5,000	7,316
CIT Group, Inc.
5.000% due 08/15/2022		$4,425	4,800
5.800% (US0003M + 3.972%) due 06/15/2022 ~(f)		700	729

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup, Inc.
6.250% (US0003M + 4.517%) due 08/15/2026 ~(f)	$1,300	$1,464
Credit Agricole S.A.
7.875% (USSW5 + 4.898%) due 01/23/2024 ~(f)	1,000	1,121
Credit Suisse Group AG
7.500% (USSW5 + 4.598%) due 12/11/2023 ~(f)	1,000	1,133
Crescent Communities LLC
8.875% due 10/15/2021	3,500	3,727
Exeter Finance Corp.
9.750% due 05/20/2019 +	7,500	7,318
Fly Leasing Ltd.
6.375% due 10/15/2021	350	367
6.750% due 12/15/2020	1,100	1,148
HSBC Holdings PLC
6.375% (USISDA05 + 4.368%) due 03/30/2025 ~(f)	400	430
Icahn Enterprises LP
6.250% due 02/01/2022	250	261
6.750% due 02/01/2024	100	106
Jefferies Finance LLC
6.875% due 04/15/2022	2,200	2,222
7.375% due 04/01/2020	3,300	3,416
7.500% due 04/15/2021	4,975	5,174
Jefferies LoanCore LLC
6.875% due 06/01/2020	1,305	1,356
Ladder Capital Finance Holdings LLLP
5.250% due 03/15/2022	2,850	2,943
Lincoln Finance Ltd.
7.375% due 04/15/2021	500	528
Nationstar Mortgage LLC
6.500% due 07/01/2021	675	691
6.500% due 06/01/2022	2,400	2,478
7.875% due 10/01/2020	7,400	7,571
Navient Corp.
5.625% due 08/01/2033	2,000	1,737
5.875% due 03/25/2021	4,250	4,489
6.625% due 07/26/2021 (j)	8,800	9,438
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022	11,500	11,672
Pinnacol Assurance
8.625% due 06/25/2034 +(h)	5,000	5,363
Societe Generale S.A.
7.375% (USSW5 + 6.238%) due 09/13/2021 ~(f)	300	326
Springleaf Finance Corp.
6.125% due 05/15/2022	1,525	1,619
Stearns Holdings LLC
9.375% due 08/15/2020	11,785	12,374

		181,373

INDUSTRIALS 47.1%
ADT Corp.
3.500% due 07/15/2022	1,000	1,005
Afren PLC
6.625% due 12/09/2020 ^(b)	1,952	7
10.250% due 04/08/2019 ^(b)	1,537	6
Alliance Data Systems Corp.
5.875% due 11/01/2021	1,100	1,147
American Greetings Corp.
7.875% due 02/15/2025	300	326
BCD Acquisition, Inc.
9.625% due 09/15/2023	1,200	1,328
Boise Cascade Co.
5.625% due 09/01/2024	100	106
Brunswick Rail Finance Designated Activity Co.
6.500% due 11/01/2017	13,290	11,440
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^(b)(g)	6,885	9,195
California Resources Corp.
5.000% due 01/15/2020 (j)	10,781	6,792

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 09/15/2021		$734	$415
6.000% due 11/15/2024		5,679	2,612
8.000% due 12/15/2022		3,268	2,136
CCO Holdings LLC
5.750% due 02/15/2026		2,000	2,105
5.875% due 04/01/2024		2,100	2,234
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		4,900	5,292
7.000% due 06/30/2024		2,100	2,397
Chesapeake Energy Corp.
6.625% due 08/15/2020		750	776
Chobani LLC
7.500% due 04/15/2025		1,000	1,094
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		450	464
Community Health Systems, Inc.
6.250% due 03/31/2023		3,150	3,122
Continental Resources, Inc.
5.000% due 09/15/2022		300	306
DAE Funding LLC
4.500% due 08/01/2022		400	411
5.000% due 08/01/2024		800	822
Dell International LLC
8.350% due 07/15/2046 (j)		1,727	2,213
Dell, Inc.
5.400% due 09/10/2040		6,050	5,543
6.500% due 04/15/2038 (j)		16,950	17,374
Dynegy, Inc.
7.375% due 11/01/2022		120	126
7.625% due 11/01/2024		3,900	4,061
8.000% due 01/15/2025		5,600	5,824
8.034% due 02/02/2024		1,276	1,269
8.125% due 01/30/2026		5,400	5,569
Eldorado Resorts, Inc.
7.000% due 08/01/2023		1,600	1,738
Endo Dac
5.875% due 10/15/2024		1,650	1,737
6.000% due 07/15/2023		5,200	4,316
6.000% due 02/01/2025		10,525	8,578
Endo Finance LLC
5.375% due 01/15/2023		2,050	1,681
5.750% due 01/15/2022		1,125	993
First Data Corp.
7.000% due 12/01/2023		4,000	4,281
GFL Environmental, Inc.
9.875% due 02/01/2021		1,600	1,714
HCA, Inc.
5.250% due 06/15/2026		1,250	1,350
Hexion, Inc.
6.625% due 04/15/2020		400	360
Hilton Worldwide Finance LLC
4.875% due 04/01/2027		800	842
Huntsman International LLC
5.125% due 04/15/2021	EUR	800	1,073
IHS Markit Ltd.
4.750% due 02/15/2025		$3,000	3,217
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		2,050	2,022
JBS USA LUX S.A.
7.250% due 06/01/2021		7,500	7,687
Kinder Morgan, Inc.
8.050% due 10/15/2030		200	242
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023		5,000	4,887
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		10,000	10,000
5.625% due 10/15/2023 (j)		2,100	1,966
5.750% due 08/01/2022		500	491
Matterhorn Telecom S.A.
3.625% due 05/01/2022	CHF	1,000	1,063
Minerva Luxembourg S.A.
6.500% due 09/20/2026		$3,000	3,042
MPLX LP
4.500% due 07/15/2023 (j)		1,500	1,597

62	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	100	$126
NCL Corp. Ltd.
4.750% due 12/15/2021 (j)		$8,000	8,320
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK)
8.000% due 05/31/2019	EUR	8,967	10,307
OGX Austria GmbH
8.500% due 06/01/2018 ^(b)		$1,600	0
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		5,000	5,006
5.250% due 08/15/2022		2,500	2,607
5.500% due 02/15/2024		1,400	1,474
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		1,500	454
5.500% due 04/12/2037		1,500	458
Platform Specialty Products Corp.
10.375% due 05/01/2021		1,200	1,311
Post Holdings, Inc.
5.000% due 08/15/2026		2,600	2,602
5.500% due 03/01/2025		1,200	1,248
5.750% due 03/01/2027		900	932
Precision Drilling Corp.
6.625% due 11/15/2020		897	905
7.750% due 12/15/2023		1,250	1,281
QGOG Constellation S.A. (9.000% Cash or 9.500% PIK)
9.500% due 11/09/2024 (a)		5,800	4,466
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027 (j)		4,425	4,721
5.625% due 04/15/2023 (j)		2,350	2,607
5.625% due 03/01/2025 (j)		1,250	1,381
5.875% due 06/30/2026 (j)		1,100	1,232
Sealed Air Corp.
6.875% due 07/15/2033		500	589
Sensata Technologies BV
5.625% due 11/01/2024		750	829
SFR Group S.A.
6.000% due 05/15/2022		2,250	2,354
7.375% due 05/01/2026		5,000	5,406
Southwestern Energy Co.
4.100% due 03/15/2022		100	97
Suburban Propane Partners LP
5.750% due 03/01/2025		610	607
T-Mobile USA, Inc.
6.000% due 04/15/2024		3,425	3,643
6.500% due 01/15/2026 (j)		7,000	7,744
Tenet Healthcare Corp.
4.750% due 06/01/2020		1,500	1,552
Tesco PLC
6.150% due 11/15/2037		2,601	2,725
Tesla, Inc.
5.300% due 08/15/2025 (j)		6,750	6,609
Toll Brothers Finance Corp.
4.875% due 03/15/2027		2,600	2,691
Trinidad Drilling Ltd.
6.625% due 02/15/2025		350	329
United Rentals North America, Inc.
4.625% due 10/15/2025		1,900	1,928
5.500% due 05/15/2027		350	374
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	6,300	6,384
5.375% due 03/15/2020		$6,200	6,215
5.625% due 12/01/2021		925	870
5.875% due 05/15/2023		5,000	4,431
6.125% due 04/15/2025		1,500	1,322
6.500% due 03/15/2022		950	1,005
Videotron Ltd.
5.125% due 04/15/2027		1,750	1,824
Virgin Australia Pass-Through Trust
6.000% due 04/23/2022		29	29
Virgin Media Finance PLC
5.250% due 02/15/2022		2,100	2,037
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	2,500	3,457

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Weatherford International Ltd.
7.000% due 03/15/2038	$2,000	$1,790
WPX Energy, Inc.
7.500% due 08/01/2020	1,540	1,682
Wynn Las Vegas LLC
5.250% due 05/15/2027	2,050	2,091
XFIT Brands, Inc.
9.000% due 07/12/2020 ^+(b)(h)	3,500	1,400
Ziggo Secured Finance BV
5.500% due 01/15/2027	2,100	2,157

		288,003

UTILITIES 11.6%
AT&T, Inc.
5.300% due 08/14/2058 (j)	4,000	4,048
Blue Racer Midstream LLC
6.125% due 11/15/2022	1,350	1,407
CenturyLink, Inc.
7.500% due 04/01/2024	1,250	1,297
Genesis Energy LP
5.625% due 06/15/2024	200	195
6.000% due 05/15/2023	3,325	3,317
6.500% due 10/01/2025	750	745
NSG Holdings LLC
7.750% due 12/15/2025	2,489	2,706
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(b)	1,716	1,120
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(b)(h)	839	306
6.750% due 10/01/2023 ^(b)(h)	165	60
Petrobras Global Finance BV
5.299% due 01/27/2025	3,240	3,239
5.625% due 05/20/2043	3,000	2,685
Red Oak Power LLC
9.200% due 11/30/2029	3,200	3,616
Sprint Capital Corp.
8.750% due 03/15/2032	3,950	5,061
Sprint Communications, Inc.
7.000% due 08/15/2020	5,000	5,476
Sprint Corp.
7.125% due 06/15/2024 (j)	8,125	9,161
7.875% due 09/15/2023	8,850	10,288
Talen Energy Supply LLC
4.625% due 07/15/2019	177	175
Tenaska Alabama Partners LP
7.000% due 06/30/2021	2,404	2,464
Terraform Global Operating LLC
9.750% due 08/15/2022	12,450	13,882

		71,248

Total Corporate Bonds & Notes (Cost $509,775)		540,624

MUNICIPAL BONDS & NOTES 0.8%

FLORIDA 0.1%
Sunrise, Florida Special Assessment Notes, Series 2015
4.800% due 05/01/2025	600	616

NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	100	96

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	4,385	4,292

Total Municipal Bonds & Notes (Cost $4,165)		5,004

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Adjustable Rate Mortgage Trust
3.477% due 10/25/2035 ~	$132	$119
American Home Mortgage Assets Trust
1.809% (12MTA + 0.920%) due 11/25/2046 ~	710	418
6.250% due 06/25/2037	226	184
Banc of America Alternative Loan Trust
1.637% (US0001M + 0.400%) due 05/25/2035 ^~	43	36
Banc of America Funding Trust
3.506% due 03/20/2036 ^~	147	128
Bear Stearns ALT-A Trust
3.191% due 01/25/2035 ~	6	6
Citigroup Mortgage Loan Trust, Inc.
2.990% (H15T1Y + 2.400%) due 11/25/2035 ~	423	423
Countrywide Alternative Loan Trust
1.417% (US0001M + 0.180%) due 05/25/2047 ~	28	27
1.446% (US0001M + 0.210%) due 03/20/2046 ~	48	41
1.497% (US0001M + 0.260%) due 07/25/2046 ^~	341	188
1.889% (12MTA + 1.000%) due 12/25/2035 ~	64	60
3.399% due 10/25/2035 ^~	47	41
Countrywide Home Loan Mortgage Pass-Through Trust
1.877% (US0001M + 0.640%) due 03/25/2035 ~	171	169
6.000% due 05/25/2036 ^	95	82
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^	443	219
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	35	36
Downey Savings & Loan Association Mortgage Loan Trust
1.487% (US0001M + 0.250%) due 02/19/2045 ~	28	28
First Horizon Alternative Mortgage Securities Trust
3.189% due 09/25/2035 ^~	378	366
6.000% due 05/25/2036 ^	90	73
GMAC Mortgage Corp. Loan Trust
3.849% due 04/19/2036 ^~	278	265
GSR Mortgage Loan Trust
3.282% due 11/25/2035 ~	68	68
3.574% due 04/25/2035 ~	3	3
3.725% due 05/25/2035 ~	527	484
HarborView Mortgage Loan Trust
1.427% (US0001M + 0.190%) due 01/19/2038 ~	29	27
1.477% (LIBOR01M + 0.240%) due 03/19/2036 ~	502	414
IndyMac Mortgage Loan Trust
3.329% due 09/25/2035 ^~	75	71
JPMorgan Mortgage Trust
3.042% due 07/27/2037 ~	397	381
3.644% due 07/25/2035 ~	102	104
6.000% due 08/25/2037 ^	113	102
Residential Accredit Loans, Inc. Trust
1.567% (US0001M + 0.330%) due 03/25/2037 ~	382	131
5.502% due 02/25/2036 ^~	276	248
Residential Asset Securitization Trust
6.000% due 05/25/2037 ^	89	79
Structured Asset Mortgage Investments Trust
1.457% (US0001M + 0.220%) due 05/25/2036 ~	34	31
WaMu Mortgage Pass-Through Certificates Trust
1.659% (12MTA + 0.770%) due 05/25/2047 ~	388	374
2.517% due 10/25/2036 ^~	204	189
3.321% due 07/25/2037 ^~	175	164

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	63

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
3.356% due 03/25/2035 ~	$221	$223

Total Non-Agency Mortgage-Backed Securities (Cost $5,071)		6,002

ASSET-BACKED SECURITIES 0.4%
Carrington Mortgage Loan Trust
1.387% (US0001M + 0.150%) due 08/25/2036 ~	100	78
Credit-Based Asset Servicing and Securitization LLC
3.753% due 01/25/2037 ^	1,001	497
Mid-State Trust
7.791% due 03/15/2038	15	16
Morgan Stanley ABS Capital, Inc. Trust
1.377% (US0001M + 0.140%) due 05/25/2037 ~	154	96
Option One Mortgage Loan Trust Asset-Backed Certificates
2.212% (US0001M + 0.975%) due 08/25/2033 ~	68	67
Residential Asset Securities Corp. Trust
1.387% (US0001M + 0.150%) due 08/25/2036 ~	33	31
6.980% due 09/25/2031	1,581	1,586

Total Asset-Backed Securities (Cost $1,967)		2,371

	SHARES
COMMON STOCKS 1.2%

ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR +(c)	25,177	0

FINANCIALS 0.5%
CIT Group, Inc.	31,331	1,537
Hipotecaria Su Casita S.A. de C.V. +(c)	78,886	0
Nationstar Mortgage Holdings, Inc. (c)	68,300	1,268

		2,805

	SHARES	MARKET VALUE (000S)
HEALTH CARE 0.7%
NVHL S.A. ‘A’ (c)(h)	231,498	$437
NVHL S.A. ‘B’ (c)(h)	231,498	437
NVHL S.A. ‘C’ (c)(h)	231,498	438
NVHL S.A. ‘D’ (c)(h)	231,498	438
NVHL S.A. ‘E’ (c)(h)	231,498	438
NVHL S.A. ‘F’ (c)(h)	231,498	438
NVHL S.A. ‘G’ (c)(h)	231,498	438
NVHL S.A. ‘H’ (c)(h)	231,498	438
NVHL S.A. ‘I’ (c)(h)	231,498	438
NVHL S.A. ‘J’ (c)(h)	231,498	438

		4,378

Total Common Stocks (Cost $10,696)		7,183

WARRANTS 0.0%

CONSUMER DISCRETIONARY 0.0%
Xfit Brands, Inc. - Exp. 06/12/2024 ^+(b)(h)	1	46

INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS - Exp. 05/31/2019 +	2,849,700	165

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024	60,750	15

Total Warrants (Cost $316)		226

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Vici Properties LLC +(h)	22,323	465

Total Preferred Securities (Cost $365)		465

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (i) 0.5%
		2,940

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
0.970% due 11/09/2017 - 01/18/2018 (d)(e)(m)	$665	$664

Total Short-Term Instruments (Cost $3,604)		3,604

Total Investments in Securities (Cost $606,786)		636,577

	SHARES
INVESTMENTS IN AFFILIATES 2.4%

COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%
Xfit Brands, Inc. ^(c)	2,040,639	88

Total Common Stocks (Cost $418)		88

SHORT-TERM INSTRUMENTS 2.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.4%
PIMCO Short-Term Floating NAV Portfolio III	1,484,042	14,670

Total Short-Term Instruments (Cost $14,670)		14,670

Total Investments in Affiliates (Cost $15,088)		14,758

Total Investments 106.5% (Cost $621,874)		$651,335

Financial Derivative Instruments (k)(l) (0.1%) (Cost or Premiums, net $6,913)		(419)

Other Assets and Liabilities, net (6.4)%		(39,327)

Net Assets 100.0%		$611,589

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Security is subject to a forbearance agreement entered into by the Portfolio which forbears the Portfolio from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(h)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012 - 05/01/2013	$ 723	$437	0.07%
NVHL S.A. ‘B’	03/09/2012 - 05/01/2013	723	437	0.07
NVHL S.A. ‘C’	03/09/2012 - 05/01/2013	723	438	0.07
NVHL S.A. ‘D’	03/09/2012 - 05/01/2013	723	438	0.07
NVHL S.A. ‘E’	03/09/2012 - 05/01/2013	724	438	0.07

64	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘F’	03/09/2012 - 05/01/2013	$724	$438	0.07%
NVHL S.A. ‘G’	03/09/2012 - 05/01/2013	724	438	0.07
NVHL S.A. ‘H’	03/09/2012 - 05/01/2013	724	438	0.07
NVHL S.A. ‘I’	03/09/2012 - 05/01/2013	724	438	0.07
NVHL S.A. ‘J’	03/09/2012 - 05/01/2013	724	438	0.07
Odebrecht Offshore Drilling Finance Ltd. 6.625% due 10/01/2023	06/22/2015	639	306	0.05
Odebrecht Offshore Drilling Finance Ltd. 6.750% due 10/01/2023	12/17/2015	45	60	0.01
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	5,000	5,363	0.89
Vici Properties LLC 0.00% due 10/04/2035	09/27/2017	22,323	465	0.08
XFIT Brands, Inc. 9.000% due 07/12/2020	12/15/2016	3,500	1,400	0.23
Xfit Brands, Inc. - Exp. 06/12/2024	12/15/2016	156	46	0.01

		$38,899	$12,018	1.97%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$765	U.S. Treasury Notes 1.750% due 05/31/2022	$(781)	$765	$765
JPS	(1.750)	01/25/2017	01/28/2018	2,175	Country Garden Holdings Co. Ltd. 7.500% due 03/09/2020	(2,124)	2,175	2,098

Total Repurchase Agreements						$(2,905)	$2,940	$2,863

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	0.500%	09/15/2017	TBD	(3)	$(1,787)	$(1,788)
DEU	(3.000)	09/21/2017	TBD	(3)	(704)	(703)
GSC	(0.750)	01/25/2017	01/25/2018		(1,263)	(1,256)
SOG	1.580	08/24/2017	11/24/2017		(6,311)	(6,322)
	1.680	09/21/2017	12/21/2017		(10,687)	(10,693)
	1.880	08/16/2017	11/16/2017		(8,080)	(8,100)
	1.880	08/21/2017	11/21/2017		(21,047)	(21,093)
	1.880	08/24/2017	11/24/2017		(14,171)	(14,200)
	1.880	09/15/2017	12/14/2017		(9,461)	(9,469)

Total Reverse Repurchase Agreements						$(73,624)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
Corporate Bonds & Notes (0.3)%
Banking & Finance (0.3)%
Country Garden Holdings Co. Ltd.	7.500%	03/09/2020	$2,000	$(2,041)	$(2,117)

Total Short Sales (0.3)%				$(2,041)	$(2,117)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	65

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BCY	$0	$(1,788)	$0	$0	$(1,788)	$1,958	$170
DEU	0	(703)	0	0	(703)	726	23
FICC	765	0	0	0	765	(781)	(16)
GSC	0	(1,256)	0	0	(1,256)	1,638	382
JPS	2,098	0	0	0	2,098	(2,124)	(26)
SOG	0	(69,877)	0	0	(69,877)	75,626	5,749

Master Securities Forward Transaction Agreement
BCY	0	0	0	(2,117)	(2,117)	0	(2,117)

Total Borrowings and Other Financing Transactions	$2,863	$(73,624)	$0	$(2,117)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(69,877)	$(3,747)	$(73,624)

Total Borrowings	$0	$0	$(69,877)	$(3,747)	$(73,624)

Payable for reverse repurchase agreements					$(73,624)

(j)	Securities with an aggregate market value of $80,615 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(101,031) at a weighted average interest rate of 1.614%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $10 of accrued interest.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2017	547	$68,546	$(692)	$0	$(128)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month Euribor December Futures	12/2017	50	EUR	(14,822)	$(59)	$0	$0
Euro-Bund 10-Year Bond December Futures	12/2017	69		(13,131)	132	18	(17)
Euro-Buxl 30-Year Bond December Futures	12/2017	11		(2,123)	44	7	(11)
U.S. Treasury 30-Year Bond December Futures	12/2017	29	$	(4,432)	71	0	(1)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	37		(6,110)	116	0	(15)

					$304	$25	$(44)

Total Futures Contracts					$(388)	$25	$(172)

66	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Anadarko Petroleum Corp.	(1.000)%	Quarterly	06/20/2022	1.126%	$	7,000	$328	$(291)	$37	$1	$0
ArcelorMittal	(1.000)	Quarterly	06/20/2024	2.337	EUR	2,000	402	(206)	196	6	0
Arconic, Inc.	(1.000)	Quarterly	06/20/2021	0.806	$	5,000	263	(300)	(37)	1	0
Freeport-McMoRan, Inc.	(1.000)	Quarterly	06/20/2021	1.356		2,000	238	(213)	25	1	0
Staples, Inc.	(1.000)	Quarterly	09/20/2018	0.401		8,000	(64)	15	(49)	3	0
Viacom, Inc.	(1.000)	Quarterly	06/20/2027	2.197		10,000	556	374	930	19	0

							$1,723	$(621)	$1,102	$31	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	06/20/2022	1.289%	$	13,300	$1,645	$568	$2,213	$41	$0
Sprint Communications, Inc.	5.000	Quarterly	09/20/2020	1.002		4,750	187	371	558	1	0
Tesco PLC	1.000	Quarterly	06/20/2021	0.936	EUR	2,500	(113)	121	8	0	(2)

							$1,719	$1,060	$2,779	$42	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-27 5-Year Index	5.000%	Quarterly	12/20/2021	$54,450	$(3,228)	$(1,134)	$(4,362)	$0	$(86)
CDX.HY-28 5-Year Index	5.000	Quarterly	06/20/2022	39,000	(2,643)	(415)	(3,058)	0	(90)

					$(5,871)	$(1,549)	$(7,420)	$0	$(176)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	Semi-Annual	12/16/2022	$	151,800	$7,692	$(5,160)	$2,532	$0	$(258)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/16/2025		19,500	1,484	(950)	534	0	(38)

							$9,176	$(6,110)	$3,066	$0	$(296)

Total Swap Agreements							$6,747	$(7,220)	$(473)	$73	$(474)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$25	$73	$98	$0	$(172)	$(474)	$(646)

Cash of $18,387 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	67

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017		$27,168	EUR	23,175	$223	$0
	11/2017	EUR	23,175		$27,212	0	(222)
GLM	10/2017	CHF	1,001		1,044	10	0
	10/2017	GBP	9,528		12,329	0	(439)
JPM	10/2017	EUR	23,175		27,994	603	0
	10/2017		$12,758	GBP	9,528	10	0
	11/2017	GBP	9,528		$12,770	0	(10)

Total Forward Foreign Currency Contracts						$846	$(671)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION(1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	MBIA, Inc.	(5.000)%	Quarterly	12/20/2017	0.960%	$2,000	$(41)	$19	$0	$(22)
JPM	Turkey Government International Bond	(1.000)	Quarterly	03/20/2020	0.940	7,000	291	(303)	0	(12)

							$250	$(284)	$0	$(34)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Toshiba Corp.	1.000%	Quarterly	12/20/2017	3.889%	JPY	220,000	$(84)	$72	$0	$(12)

Total Swap Agreements								$166	$(212)	$0	$(46)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$223	$0	$0	$223	$(222)	$0	$0	$(222)	$1	$0	$1
GLM	10	0	0	10	(439)	0	0	(439)	(429)	619	190
GST	0	0	0	0	0	0	(34)	(34)	(34)	0	(34)
JPM	613	0	0	613	(10)	0	(12)	(22)	591	(740)	(149)

Total Over the Counter	$846	$0	$0	$846	$(671)	$0	$(46)	$(717)

(m)	Securities with an aggregate market value of $619 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

68	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$25	$25
Swap Agreements	0	73	0	0	0	73

	$0	$73	$0	$0	$25	$98

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$846	$0	$846

	$0	$73	$0	$846	$25	$944

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$172	$172
Swap Agreements	0	178	0	0	296	474

	$0	$178	$0	$0	$468	$646

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$671	$0	$671
Swap Agreements	0	46	0	0	0	46

	$0	$46	$0	$671	$0	$717

	$0	$224	$0	$671	$468	$1,363

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$982	$982
Swap Agreements	0	(2,053)	0	0	892	(1,161)

	$0	$(2,053)	$0	$0	$1,874	$(179)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,662)	$0	$(1,662)
Swap Agreements	0	691	0	0	0	691

	$0	$691	$0	$(1,662)	$0	$(971)

	$0	$(1,362)	$0	$(1,662)	$1,874	$(1,150)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	69

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(492)	$(492)
Swap Agreements	0	409	0	0	827	1,236

	$0	$409	$0	$0	$335	$744

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(957)	$0	$(957)
Swap Agreements	0	(741)	0	0	0	(741)

	$0	$(741)	$0	$(957)	$0	$(1,698)

	$0	$(332)	$0	$(957)	$335	$(954)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$71,098	$0	$71,098
Corporate Bonds & Notes
Banking & Finance	0	168,692	12,681	181,373
Industrials	0	286,603	1,400	288,003
Utilities	0	71,248	0	71,248
Municipal Bonds & Notes
Florida	0	616	0	616
New York	0	96	0	96
West Virginia	0	4,292	0	4,292
Non-Agency Mortgage-Backed Securities	0	6,002	0	6,002
Asset-Backed Securities	0	2,371	0	2,371
Common Stocks
Financials	2,805	0	0	2,805
Health Care	0	4,378	0	4,378
Warrants
Consumer Discretionary	0	0	46	46
Information Technology	0	0	165	165
Utilities	15	0	0	15
Preferred Securities
Banking & Finance	0	0	465	465
Short-Term Instruments
Repurchase Agreements	0	2,940	0	2,940
U.S. Treasury Bills	0	664	0	664

	$2,460	$619,360	$14,757	$636,577

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	$88	$0	$0	$88
Short-Term Instruments
Central Funds Used for Cash Management Purposes	14,670	0	0	14,670

	$14,758	$0	$0	$14,758

Total Investments	$17,218	$619,360	$14,757	$651,335

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(2,117)	$0	$(2,117)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	25	73	0	98
Over the counter	0	846	0	846

	$25	$919	$0	$944

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(172)	(474)	0	(646)
Over the counter	0	(717)	0	(717)

	$(172)	$(1,191)	$0	$(1,363)

Total Financial Derivative Instruments	$(147)	$(272)	$0	$(419)

Totals	$17,071	$616,971	$14,757	$648,799

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

70	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017(1)
Investments in Securities, at Value
Loan Participations and Assignments	$24,870	$125	$(25,000)	$0	$0	$5	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	12,199	0	0	16	0	466	0	0	12,681	466
Industrials	12,698	0	0	7	0	(998)	0	(10,307)	1,400	(2,115)
Warrants
Consumer Discretionary	158	0	0	0	0	(112)	0	0	46	(111)
Information Technology	149	0	0	0	0	16	0	0	165	16
Preferred Securities
Banking & Finance	0	465	0	0	0	0	0	0	465	0

Totals	$50,074	$590	$(25,000)	$23	$0	$(623)	$0	$(10,307)	$14,757	$(1,744)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$7,318	Reference Instrument	Spread movement	275.000 bps
	5,363	Reference Instrument	OAS Spread	550.040 bps
Industrials	1,400	Other Valuation Techniques(2)	—	—
Warrants
Consumer Discretionary	46	Other Valuation Techniques(2)	—	—
Information Technology	165	Other Valuation Techniques(2)	—	—
Preferred Securities
Banking & Finance	465	Proxy Pricing	Base Price	20.833

Total	$14,757

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	71

Schedule of Investments PIMCO Investment Grade Corporate Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.7%
Apollo Aviation Securitization Equity Trust
5.125% due 12/15/2020 +~	$1,749	$1,763
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 +~(e)	8,479	8,680
Delta Air Lines, Inc.
3.196% (LIBOR03M + 1.900%) due 09/30/2019 +~(e)	10,976	10,973
Energy Future Intermediate Holding Co. LLC
TBD% - 4.236% due 06/23/2018 ~	5,700	5,733
4.235% (LIBOR03M + 3.000%) due 06/30/2018 ~	13,830	13,911
Las Vegas Sands LLC
3.235% (LIBOR03M + 2.000%) due 03/29/2024 ~	299	300

Total Loan Participations and Assignments (Cost $41,030)		41,360

CORPORATE BONDS & NOTES 80.2%

BANKING & FINANCE 50.7%
ABN AMRO Bank NV
1.944% (US0003M + 0.640%) due 01/18/2019 ~	2,100	2,110
AerCap Ireland Capital DAC
4.625% due 10/30/2020	6,459	6,877
Aflac, Inc.
2.400% due 03/16/2020	310	312
AGFC Capital Trust
3.054% (US0003M + 1.750%) due 01/15/2067 ~	3,080	1,802
Air Lease Corp.
3.000% due 09/15/2023	3,300	3,295
American Express Credit Corp.
2.600% due 09/14/2020	6	6
American International Group, Inc.
3.375% due 08/15/2020	11	11
American Tower Corp.
5.050% due 09/01/2020	89	96
Aviation Capital Group Corp.
7.125% due 10/15/2020	14,600	16,507
Banco Inbursa S.A. Institucion de Banca Multiple
4.375% due 04/11/2027	1,700	1,711
Bank of America Corp.
3.875% due 08/01/2025	6,000	6,289
5.650% due 05/01/2018	6,515	6,665
6.875% due 04/25/2018	75,860	78,054
6.875% due 11/15/2018	800	843
7.625% due 06/01/2019	4,665	5,093
Bank One Capital
8.750% due 09/01/2030	75	109
Barclays Bank PLC
7.750% (USSW5 + 6.833%) due 04/10/2023 ~	15,060	15,531
Barclays PLC
3.200% due 08/10/2021	3,800	3,860
3.650% due 03/16/2025	1,800	1,806
BGC Partners, Inc.
5.125% due 05/27/2021	1,000	1,053
BPCE S.A.
4.500% due 03/15/2025	5,700	5,924
Cantor Fitzgerald LP
6.500% due 06/17/2022	1,700	1,916
7.875% due 10/15/2019	13,200	14,475
Citigroup, Inc.
2.094% (US0003M + 0.790%) due 01/10/2020 ~	13,400	13,504
2.263% (US0003M + 0.950%) due 07/24/2023 ~	10,000	10,026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.501% (US0003M + 1.190%) due 08/02/2021 ~	$19,500	$19,873
3.200% due 10/21/2026	5,000	4,932
CME Group, Inc.
3.000% due 03/15/2025	2,795	2,841
5.300% due 09/15/2043	500	631
Credit Agricole S.A.
8.125% (USSW5 + 6.283%) due 09/19/2033 ~	6,900	7,266
Credit Suisse AG
3.625% due 09/09/2024	6,800	7,066
6.500% due 08/08/2023	4,700	5,323
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020	6,700	6,838
3.750% due 03/26/2025	10,600	10,811
3.800% due 06/09/2023	4,800	4,973
DDR Corp.
3.900% due 08/15/2024	1,400	1,409
Depository Trust & Clearing Corp.
4.875% (US0003M + 3.167%) due 06/15/2020 ~(d)	3,500	3,653
Deutsche Bank AG
2.274% (US0003M + 0.970%) due 07/13/2020 ~	8,700	8,732
4.250% due 10/14/2021	13,500	14,158
Digital Realty Trust LP
3.400% due 10/01/2020	500	516
3.700% due 08/15/2027	2,700	2,732
Discover Financial Services
4.100% due 02/09/2027	1,500	1,526
Doctors Co.
6.500% due 10/15/2023	675	760
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	677	704
EPR Properties
4.500% due 04/01/2025	900	920
Essex Portfolio LP
3.875% due 05/01/2024	3,500	3,643
Federal Realty Investment Trust
3.250% due 07/15/2027	3,300	3,255
First American Financial Corp.
4.300% due 02/01/2023	2,975	3,076
FMR LLC
5.150% due 02/01/2043	300	345
Ford Motor Credit Co. LLC
1.724% due 12/06/2017	2,500	2,500
2.140% (US0003M + 0.830%) due 03/12/2019 ~	3,000	3,015
2.240% due 06/15/2018	3,700	3,712
2.551% due 10/05/2018	3,478	3,501
2.943% due 01/08/2019	3,900	3,945
5.000% due 05/15/2018	1,513	1,543
General Motors Financial Co., Inc.
2.400% due 04/10/2018	9,931	9,964
2.854% (US0003M + 1.550%) due 01/14/2022 ~	13,000	13,286
5.250% due 03/01/2026	25	27
Global Bank Corp.
4.500% due 10/20/2021	500	513
Goldman Sachs Group, Inc.
2.366% (US0003M + 1.050%) due 06/05/2023 ~	11,300	11,373
3.087% (US0003M + 1.770%) due 02/25/2021 ~	4,600	4,773
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020	300	331
HBOS PLC
6.750% due 05/21/2018	34,030	35,045
Healthcare Realty Trust, Inc.
3.875% due 05/01/2025	600	606
5.750% due 01/15/2021	900	988
Host Hotels & Resorts LP
3.875% due 04/01/2024	1,000	1,023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Capital Funding LP
10.176% (US0003M + 4.980%) due 06/30/2030 ~(d)		$1,650	$2,627
HSBC Finance Corp.
6.676% due 01/15/2021		3,532	3,997
Intercontinental Exchange, Inc.
4.000% due 10/15/2023		8,500	9,138
International Lease Finance Corp.
6.250% due 05/15/2019		6,300	6,698
8.250% due 12/15/2020		2,500	2,927
8.625% due 01/15/2022		8,600	10,547
Intesa Sanpaolo SpA
5.017% due 06/26/2024		2,200	2,239
6.500% due 02/24/2021		11,629	12,965
Jackson National Life Global Funding
2.060% (US0003M + 0.730%) due 06/27/2022 ~		1,500	1,510
JPMorgan Chase & Co.
1.867% (US0003M + 0.550%) due 03/09/2021 ~		8,900	8,926
7.900% (US0003M + 3.470%) due 04/30/2018 ~(d)		3,300	3,403
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		28,707	28,707
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		5,000	5,091
Kilroy Realty LP
4.375% due 10/01/2025		3,800	3,998
LeasePlan Corp. NV
3.000% due 10/23/2017		13,500	13,509
Legg Mason, Inc.
5.625% due 01/15/2044		1,000	1,089
Lehman Brothers Holdings, Inc.
5.875% due 12/31/2049 ^(b)		8,150	520
6.875% due 05/02/2018 ^(b)		16,693	1,089
7.875% due 05/08/2018 ^(b)	GBP	16,500	1,879
MetLife, Inc.
6.400% due 12/15/2066		$30	35
Metropolitan Life Global Funding
1.950% due 12/03/2018		4,850	4,860
Mid-America Apartments LP
3.750% due 06/15/2024		1,500	1,548
Mitsubishi UFJ Financial Group, Inc.
2.377% (US0003M + 1.060%) due 09/13/2021 ~		7,500	7,617
3.196% (US0003M + 1.880%) due 03/01/2021 ~		400	416
Mizuho Financial Group, Inc.
2.632% due 04/12/2021		5,000	4,997
MUFG Americas Holdings Corp.
3.000% due 02/10/2025		4,400	4,340
Navient Corp.
5.500% due 01/15/2019		700	725
8.450% due 06/15/2018		9,201	9,610
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		6,100	6,293
5.250% due 01/15/2026		1,200	1,269
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		2,000	2,116
Pacific Life Insurance Co.
9.250% due 06/15/2039		900	1,482
Physicians Realty LP
4.300% due 03/15/2027		1,100	1,126
Prologis LP
4.000% due 01/15/2018		3,000	3,003
Regency Centers LP
3.600% due 02/01/2027		200	200
Reliance Standard Life Global Funding
2.500% due 04/24/2019		9,000	9,058
RenaissanceRe Finance, Inc.
3.450% due 07/01/2027		300	296

72	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rio Oil Finance Trust
9.250% due 07/06/2024	$1,413	$1,476
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023	2,600	2,663
Santander Holdings USA, Inc.
3.700% due 03/28/2022	11,920	12,154
4.400% due 07/13/2027	3,300	3,374
4.500% due 07/17/2025	500	522
Santander UK Group Holdings PLC
2.875% due 08/05/2021	6,080	6,115
Santander UK PLC
5.000% due 11/07/2023	800	866
SL Green Realty Corp.
4.500% due 12/01/2022	7,200	7,476
SMFG Preferred Capital Ltd.
9.500% (US0006M + 5.890%) due 07/25/2018 ~(d)	14,000	14,862
Sumitomo Mitsui Financial Group, Inc.
2.997% (US0003M + 1.680%) due 03/09/2021 ~	2,400	2,482
Sumitomo Mitsui Trust Bank Ltd.
1.826% (US0003M + 0.510%) due 03/06/2019 ~	400	401
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054	2,800	2,839
Toronto-Dominion Bank
1.853% (US0003M + 0.540%) due 07/23/2018 ~	3,000	3,012
UBS AG
1.897% (US0003M + 0.580%) due 06/08/2020 ~	7,500	7,533
4.750% (USSW5 + 3.765%) due 05/22/2023 ~	10,677	10,841
7.625% due 08/17/2022	5,125	6,054
UBS Group Funding Switzerland AG
2.265% (US0003M + 0.950%) due 08/15/2023 ~	8,400	8,404
2.859% due 08/15/2023 ~	18,200	18,156
USB Capital
3.500% (US0003M + 1.020%) due 10/30/2017 ~(d)	14,250	12,708
VEREIT Operating Partnership LP
3.950% due 08/15/2027	400	399
4.875% due 06/01/2026	1,100	1,179
Vonovia Finance BV
3.200% due 10/02/2017	17,800	17,800
5.000% due 10/02/2023	5,755	6,134
Vornado Realty LP
2.500% due 06/30/2019	8,200	8,251
Wachovia Capital Trust
5.570% (US0003M + 0.930%) due 10/30/2017 ~(d)	10,010	10,048
Washington Prime Group LP
5.950% due 08/15/2024	2,700	2,758
WEA Finance LLC
3.250% due 10/05/2020	11,700	11,953
Wells Fargo & Co.
3.550% due 09/29/2025	92	95
Weyerhaeuser Co.
7.375% due 10/01/2019	7,834	8,652
XLIT Ltd.
4.450% due 03/31/2025	1,100	1,128

		780,188

INDUSTRIALS 22.2%
Allergan, Inc.
1.350% due 03/15/2018	1,000	997
2.800% due 03/15/2023	1,000	994
Applied Materials, Inc.
3.300% due 04/01/2027	800	815
Baidu, Inc.
3.500% due 11/28/2022	3,700	3,831

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~	$11,000	$11,024
BAT International Finance PLC
2.750% due 06/15/2020	1,045	1,063
Broadcom Corp.
3.000% due 01/15/2022	5,000	5,092
Burlington Northern Santa Fe LLC
8.125% due 04/15/2020	7,000	8,025
CBS Corp.
3.375% due 02/15/2028	900	879
Charter Communications Operating LLC
4.908% due 07/23/2025	7,400	7,921
5.375% due 05/01/2047	800	831
Cisco Systems, Inc.
2.200% due 02/28/2021	1,400	1,408
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	53
Comcast Corp.
3.150% due 02/15/2028	4,000	3,989
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022	6,046	6,436
7.250% due 05/10/2021	586	645
Crown Castle Towers LLC
6.113% due 01/15/2040	995	1,064
CVS Pass-Through Trust
7.507% due 01/10/2032	1,787	2,217
D.R. Horton, Inc.
3.625% due 02/15/2018	1,424	1,427
Dell International LLC
3.480% due 06/01/2019	7,910	8,065
4.420% due 06/15/2021	24,962	26,227
Delphi Automotive PLC
4.250% due 01/15/2026	1,000	1,068
EMD Finance LLC
1.700% due 03/19/2018	801	802
Energy Transfer LP
5.300% due 04/15/2047	2,500	2,514
6.125% due 12/15/2045	200	220
6.625% due 10/15/2036	3,170	3,615
9.000% due 04/15/2019	2,075	2,284
Enterprise Products Operating LLC
3.350% due 03/15/2023	1,100	1,129
3.900% due 02/15/2024	714	749
EQT Midstream Partners LP
4.000% due 08/01/2024	2,400	2,442
Fidelity National Information Services, Inc.
2.250% due 08/15/2021	937	931
5.000% due 10/15/2025	1,307	1,461
General Motors Co.
2.112% (US0003M + 0.800%) due 08/07/2020 ~	4,900	4,906
Glencore Finance Canada Ltd.
2.700% due 10/25/2017	10,800	10,813
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	1,000	1,030
Harris Corp.
1.999% due 04/27/2018	1,500	1,503
HCA, Inc.
5.875% due 03/15/2022	4,100	4,551
Hyatt Hotels Corp.
5.375% due 08/15/2021	600	658
Imperial Brands Finance PLC
2.950% due 07/21/2020	8,700	8,836
3.500% due 02/11/2023	1,300	1,335
Kinder Morgan, Inc.
8.050% due 10/15/2030	9,200	11,143
KLA-Tencor Corp.
4.125% due 11/01/2021	800	846
Kraft Heinz Foods Co.
1.729% (US0003M + 0.420%) due 08/09/2019 ~	4,800	4,805

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.879% (US0003M + 0.570%) due 02/10/2021 ~	$700	$701
5.375% due 02/10/2020	1,200	1,288
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	365	373
Marriott International, Inc.
2.300% due 01/15/2022	800	790
Masco Corp.
5.950% due 03/15/2022	786	886
7.125% due 03/15/2020	129	144
Medtronic Global Holdings S.C.A.
3.350% due 04/01/2027	2,600	2,675
Mexichem S.A.B. de C.V.
4.000% due 10/04/2027 (a)	3,100	3,094
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021	1,593	1,565
NetApp, Inc.
3.375% due 06/15/2021	750	769
Nissan Motor Acceptance Corp.
1.954% (US0003M + 0.650%) due 07/13/2022 ~	4,100	4,100
2.650% due 09/26/2018	1,200	1,211
NXP BV
3.875% due 09/01/2022	5,300	5,539
ONEOK Partners LP
5.000% due 09/15/2023	2,300	2,486
Petroleos Mexicanos
8.000% due 05/03/2019	2,500	2,731
Pioneer Natural Resources Co.
3.950% due 07/15/2022	1,200	1,262
6.875% due 05/01/2018	4,800	4,938
Pitney Bowes, Inc.
4.700% due 04/01/2023	1,600	1,568
QVC, Inc.
5.125% due 07/02/2022	2,383	2,550
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022	4,300	4,291
Rockwell Collins, Inc.
2.800% due 03/15/2022	600	607
Ryder System, Inc.
2.500% due 03/01/2018	495	496
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	2,300	2,494
5.625% due 04/15/2023	4,225	4,687
5.625% due 03/01/2025	400	442
5.750% due 05/15/2024	3,950	4,406
5.875% due 06/30/2026	1,200	1,344
6.250% due 03/15/2022	3,300	3,714
SBA Tower Trust
2.877% due 07/10/2046	1,200	1,217
3.598% due 04/09/2043	27,600	27,584
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021	3,900	3,889
Sky PLC
6.100% due 02/15/2018	5,000	5,082
Solvay Finance America LLC
3.400% due 12/03/2020	2,000	2,065
Southwestern Energy Co.
4.100% due 03/15/2022	650	631
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	2,400	2,442
Starbucks Corp.
2.700% due 06/15/2022	3,000	3,054
Symantec Corp.
5.000% due 04/15/2025	400	419
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	2,270	2,289
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/2021	7,075	7,130
Time Warner Cable LLC
5.000% due 02/01/2020	4,985	5,272
6.550% due 05/01/2037	1,900	2,237
8.250% due 04/01/2019	1,500	1,631

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	73

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tyson Foods, Inc.
1.764% (US0003M + 0.450%) due 08/21/2020 ~	$1,500	$1,503
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	1,584	1,866
United Airlines Pass-Through Trust
2.875% due 04/07/2030	900	887
UnitedHealth Group, Inc.
1.400% due 12/15/2017	50	50
Viacom, Inc.
3.250% due 03/15/2023	2,950	2,907
VMware, Inc.
2.300% due 08/21/2020	1,000	1,003
2.950% due 08/21/2022	1,800	1,808
3.900% due 08/21/2027	900	911
Volkswagen Group of America Finance LLC
1.600% due 11/20/2017	500	500
1.756% (US0003M + 0.440%) due 11/20/2017 ~	4,465	4,467
1.785% (US0003M + 0.470%) due 05/22/2018 ~	21,579	21,595
VW Credit, Inc.
2.250% due 03/23/2018	200	200
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	1,800	1,735
Woodside Finance Ltd.
3.700% due 09/15/2026	100	100
Wyeth LLC
7.250% due 03/01/2023	8,000	9,806
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	901	902
3.150% due 04/01/2022	2,850	2,900
4.250% due 08/15/2035	228	225
Zoetis, Inc.
3.450% due 11/13/2020	1,497	1,549

		341,651

UTILITIES 7.3%
AEP Texas, Inc.
6.650% due 02/15/2033	300	381
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	9,000	9,471
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~	8,585	8,629
2.254% (US0003M + 0.950%) due 07/15/2021 ~	6,150	6,231
4.350% due 06/15/2045	100	92
4.500% due 03/09/2048	1,100	1,018
4.750% due 05/15/2046	2,200	2,126
5.150% due 02/14/2050	5,700	5,766
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	1,152	505
CNOOC Finance Ltd.
4.250% due 01/26/2021	2,300	2,422
Dominion Energy, Inc.
1.866% (US0003M + 0.550%) due 06/01/2019 ~	500	502
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,475
E.ON International Finance BV
5.800% due 04/30/2018	5,000	5,113
Emera U.S. Finance LP
2.150% due 06/15/2019	2,700	2,702
Enable Midstream Partners LP
4.400% due 03/15/2027	1,100	1,120
Enel Finance International NV
2.875% due 05/25/2022	1,000	1,008
Entergy Arkansas, Inc.
3.500% due 04/01/2026	6,100	6,300
Exelon Corp.
2.850% due 06/15/2020	100	102

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FirstEnergy Corp.
3.900% due 07/15/2027	$2,200	$2,243
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021	500	541
9.250% due 04/23/2019	4,000	4,376
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,800	1,820
Monongahela Power Co.
3.550% due 05/15/2027	1,525	1,550
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(b)(e)	2,684	980
6.750% due 10/01/2023 ^(b)(e)	662	240
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,479
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	9,906
Plains All American Pipeline LP
2.850% due 01/31/2023	200	192
3.850% due 10/15/2023	200	201
4.500% due 12/15/2026	4,200	4,269
4.650% due 10/15/2025	2,044	2,108
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,962
Regency Energy Partners LP
5.500% due 04/15/2023	1,022	1,057
5.750% due 09/01/2020	300	323
6.500% due 07/15/2021	3,298	3,380
Rio Oil Finance Trust
9.750% due 01/06/2027	1,535	1,611
Rosneft Finance S.A.
7.875% due 03/13/2018	4,750	4,867
Verizon Communications, Inc.
1.865% (US0003M + 0.550%) due 05/22/2020 ~	9,515	9,532
5.012% due 04/15/2049	400	414
5.012% due 08/21/2054	358	361

		111,375

Total Corporate Bonds & Notes (Cost $1,209,457)		1,233,214

MUNICIPAL BONDS & NOTES 2.4%

CALIFORNIA 0.2%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	100	144
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030	500	580
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	100	152
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	600	774
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	300	405
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	300	416
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	300	453

		2,924

GEORGIA 0.7%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	8,700	10,813

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 0.8%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	$625	$772
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	8,800	10,111
7.750% due 01/01/2042	50	54
Chicago, Illinois General Obligation Notes, Series 2015
5.633% due 01/01/2020	200	205
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	600	607

		11,749

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	300	356

NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	300	367

OHIO 0.7%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
8.084% due 02/15/2050	6,210	10,272

Total Municipal Bonds & Notes (Cost $35,048)		36,481

U.S. GOVERNMENT AGENCIES 3.1%
Fannie Mae, TBA
3.000% due 10/01/2047 - 11/01/2047	9,800	9,819
3.500% due 11/01/2047 - 12/01/2047	37,100	38,148
Ginnie Mae
8.500% due 08/15/2030	13	13

Total U.S. Government Agencies (Cost $48,067)		47,980

U.S. TREASURY OBLIGATIONS 9.9%
U.S. Treasury Bonds
3.000% due 05/15/2047	14,700	15,118
U.S. Treasury Inflation Protected Securities (c)
0.375% due 07/15/2025 (h)	5,884	5,884
2.375% due 01/15/2025 (h)	18,765	21,437
U.S. Treasury Notes
0.750% due 08/31/2018 (h)	16,900	16,807
1.625% due 08/31/2022	3,252	3,207
1.875% due 08/31/2022	30,265	30,181
2.000% due 11/30/2022 (h)	14,000	14,024
2.125% due 07/31/2024	40	40
2.250% due 08/15/2027	7,865	7,809
2.375% due 05/15/2027	37,700	37,846

Total U.S. Treasury Obligations (Cost $152,792)		152,353

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Structured Asset Mortgage Investments Trust
1.937% (US0001M + 0.700%) due 03/19/2034 ~	931	911

Total Non-Agency Mortgage-Backed Securities (Cost $877)		911

74	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.0%
Eagle Ltd.
2.570% due 12/15/2039	$438	$435

Total Asset-Backed Securities (Cost $438)		435

SOVEREIGN ISSUES 0.9%
Kuwait International Government Bond
2.750% due 03/20/2022	6,200	6,279
Saudi Government International Bond
2.875% due 03/04/2023 (a)	7,500	7,478

Total Sovereign Issues (Cost $13,615)		13,757

	SHARES
CONVERTIBLE PREFERRED SECURITIES 1.1%

BANKING & FINANCE 1.1%
Wells Fargo & Co.
7.500% (d)	13,190	17,348

Total Convertible Preferred Securities (Cost $10,405)		17,348

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
CoBank ACB
6.200% (US0003M + 3.744%) due 01/01/2025 ~(d)	30,000	$3,242

Total Preferred Securities (Cost $3,000)		3,242

SHORT-TERM INSTRUMENTS 0.7%

CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC
1.940% due 09/04/2018	$7,000	7,006

REPURCHASE AGREEMENTS (f) 0.2%
		3,552

Total Short-Term Instruments (Cost $10,552)		10,558

Total Investments in Securities (Cost $1,525,281)		1,557,639

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.0%

SHORT-TERM INSTRUMENTS 1.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III	1,558,685	$15,408

Total Short-Term Instruments (Cost $15,408)		15,408

Total Investments in Affiliates (Cost $15,408)		15,408

Total Investments 102.3% (Cost $1,540,689)		$1,573,047

Financial Derivative Instruments (g)(i) 0.0%
(Cost or Premiums, net $(112))		764

Other Assets and Liabilities, net (2.3)%		(35,386)

Net Assets 100.0%		$1,538,425

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$ 8,479	$8,680	0.56%
Delta Air Lines, Inc.	3.196	09/30/2019	09/29/2014	10,976	10,973	0.71
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	03/05/2015	2,249	980	0.07
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	06/06/2014	692	240	0.02

				$ 22,396	$20,873	1.36%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$3,552	U.S. Treasury Notes 1.750% due 05/31/2022	$(3,628)	$3,552	$3,552

Total Repurchase Agreements						$(3,628)	$3,552	$3,552

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	75

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$3,552	$0	$0	$3,552	$(3,628)	$(76)

Total Borrowings and Other Financing Transactions	$3,552	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(13,929) at a weighted average interest rate of 0.886%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	773	$1,933	$78	$43

Total Purchased Options					$78	$43

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	773	$1,933	$(90)	$(15)

Total Written Options					$(90)	$(15)

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar March Futures	03/2019	1,125	$(275,878)	$(831)	$99	$0
U.S. Treasury 10-Year Note December Futures	12/2017	965	(120,927)	1,318	226	0
U.S. Treasury 30-Year Bond December Futures	12/2017	213	(32,549)	434	0	(6)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	270	(44,584)	818	0	(110)

Total Futures Contracts				$1,739	$325	$(116)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Darden Restaurants, Inc.	(1.000)%	Quarterly	06/20/2020	0.193%	$3,500	$(62)	$(15)	$(77)	$0	$0

76	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Enbridge, Inc.	1.000%	Quarterly	12/20/2017	0.131%	$3,000	$13	$(6)	$7	$0	$0
Ford Motor Co.	5.000	Quarterly	12/20/2017	0.094	30,000	1,588	(1,204)	384	8	0
General Electric Co.	1.000	Quarterly	12/20/2017	0.068	25,250	241	(179)	62	3	0
General Motors Co.	5.000	Quarterly	06/20/2022	0.914	200	35	2	37	0	0
International Lease Finance Corp.	5.000	Quarterly	06/20/2021	0.652	3,500	523	31	554	1	0
Sherwin Williams Co.	1.000	Quarterly	06/20/2022	0.580	1,100	14	7	21	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2017	0.190	2,400	13	(8)	5	0	0

						$2,427	$(1,357)	$1,070	$12	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-28 5-Year Index	(1.000)%	Quarterly	06/20/2022	$75,000	$(1,493)	$(109)	$(1,602)	$0	$(27)

Total Swap Agreements					$872	$(1,481)	$(609)	$12	$(27)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$43	$325	$12	$380	$ (15)	$ (116)	$ (27)	$ (158)

(h)	Securities with an aggregate market value of $28,727 and cash of $1,908 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933%	08/13/2018	$5,400	$562	$126
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019	13,400	634	277

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	77

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100%	03/08/2019	$3,200	$216	$90
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019	12,400	620	293
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	8,800	770	129
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	12/18/2017	9,200	743	16
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	10,300	930	151
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018	16,950	1,582	237
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018	18,100	1,674	250

							$7,731	$1,569

Total Purchased Options							$7,731	$1,569

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-28 5-Year	Sell	0.800%	11/15/2017	$2,400	$(2)	$0
CBK	Put - OTC CDX.IG-28 5-Year	Sell	0.800	11/15/2017	2,800	(4)	(1)

						$(6)	$(1)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	08/13/2018	$23,800	$(561)	$(43)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	68,600	(702)	(260)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019	13,900	(216)	(60)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	62,000	(626)	(236)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	38,800	(780)	(68)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/18/2017	39,400	(740)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	45,200	(925)	(79)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	154,250	(3,281)	(271)

							$(7,831)	$(1,018)

Total Written Options							$(7,837)	$(1,019)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2018	0.506%	$3,000	$(150)	$162	$12	$0
BRC	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.985	4,973	(69)	74	5	0
DBL	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.973	2,000	(100)	102	2	0
DUB	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.428	600	(54)	44	0	(10)
GST	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.102	1,600	(10)	2	0	(8)
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.973	100	(5)	5	0	0
HUS	Brazil Government International Bond	1.000	Quarterly	09/20/2020	1.087	2,000	(149)	145	0	(4)
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.102	3,000	(20)	6	0	(14)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2019	0.855	2,300	(189)	195	6	0
JPM	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.973	2,300	(119)	122	3	0

							$(865)	$857	$28	$(36)

Total Swap Agreements							$(865)	$857	$28	$(36)

78	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BPS	$0	$0	$12	$12	$0	$0	$0	$0	$12	$(20)	$(8)
BRC	0	0	5	5	0	0	0	0	5	0	5
CBK	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
DBL	0	0	2	2	0	0	0	0	2	0	2
DUB	0	403	0	403	0	(303)	(10)	(313)	90	0	90
GLM	0	383	0	383	0	(296)	0	(296)	87	0	87
GST	0	0	0	0	0	0	(8)	(8)	(8)	0	(8)
HUS	0	0	6	6	0	0	(18)	(18)	(12)	0	(12)
JPM	0	129	3	132	0	(68)	0	(68)	64	(270)	(206)
MYC	0	654	0	654	0	(351)	0	(351)	303	(553)	(250)

Total Over the Counter	$0	$1,569	$28	$1,597	$0	$(1,019)	$(36)	$(1,055)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$43	$43
Futures	0	0	0	0	325	325
Swap Agreements	0	12	0	0	0	12

	$0	$12	$0	$0	$368	$380

Over the counter
Purchased Options	$0	$0	$0	$0	$1,569	$1,569
Swap Agreements	0	28	0	0	0	28

	$0	$28	$0	$0	$1,569	$1,597

	$0	$40	$0	$0	$1,937	$1,977

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	79

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$15	$15
Futures	0	0	0	0	116	116
Swap Agreements	0	27	0	0	0	27

	$0	$27	$0	$0	$131	$158

Over the counter
Written Options	$0	$1	$0	$0	$1,018	$1,019
Swap Agreements	0	36	0	0	0	36

	$0	$37	$0	$0	$1,018	$1,055

	$0	$64	$0	$0	$1,149	$1,213

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$220	$220
Futures	0	0	0	0	(2,916)	(2,916)
Swap Agreements	0	2,694	0	0	7,941	10,635

	$0	$2,694	$0	$0	$5,245	$7,939

Over the counter
Swap Agreements	$0	$3,240	$0	$0	$0	$3,240

	$0	$5,934	$0	$0	$5,245	$11,179

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(35)	$(35)
Written Options	0	0	0	0	75	75
Futures	0	0	0	0	2,538	2,538
Swap Agreements	0	(2,015)	0	0	(11,417)	(13,432)

	$0	$(2,015)	$0	$0	$(8,839)	$(10,854)

Over the counter
Purchased Options	$0	$0	$0	$0	$(2,605)	$(2,605)
Written Options	0	5	0	0	2,696	2,701
Swap Agreements	0	(2,309)	0	0	0	(2,309)

	$0	$(2,304)	$0	$0	$91	$(2,213)

	$0	$(4,319)	$0	$0	$(8,748)	$(13,067)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$19,944	$21,416	$41,360
Corporate Bonds & Notes
Banking & Finance	0	780,188	0	780,188
Industrials	0	340,434	1,217	341,651
Utilities	0	111,375	0	111,375
Municipal Bonds & Notes
California	0	2,924	0	2,924
Georgia	0	10,813	0	10,813
Illinois	0	11,749	0	11,749
Massachusetts	0	356	0	356
New York	0	367	0	367
Ohio	0	10,272	0	10,272
U.S. Government Agencies	0	47,980	0	47,980
U.S. Treasury Obligations	0	152,353	0	152,353

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Non-Agency Mortgage-Backed Securities	$0	$911	$0	$911
Asset-Backed Securities	0	435	0	435
Sovereign Issues	0	13,757	0	13,757
Convertible Preferred Securities
Banking & Finance	0	17,348	0	17,348
Preferred Securities
Banking & Finance	0	3,242	0	3,242
Short-Term Instruments
Certificates of Deposit	0	7,006	0	7,006
Repurchase Agreements	0	3,552	0	3,552

	$0	$1,535,006	$22,633	$1,557,639

80	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,408	$0	$0	$15,408

Total Investments	$15,408	$1,535,006	$22,633	$1,573,047

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	368	12	0	380
Over the counter	0	1,597	0	1,597

	$368	$1,609	$0	$1,977

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(131)	$(27)	$0	$(158)
Over the counter	0	(1,055)	0	(1,055)

	$(131)	$(1,082)	$0	$(1,213)

Total Financial Derivative Instruments	$237	$527	$0	$764

Totals	$15,645	$1,535,533	$22,633	$1,573,811

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017(1)
Investments in Securities, at Value
Loan Participations and Assignments	$23,145	$0	$(1,322)	$0	$0	$(407)	$0	$0	$21,416	$125
Corporate Bonds & Notes
Banking & Finance	1,619	539	0	(24)	0	(18)	0	(2,116)	0	0
Industrials	0	0	0	0	0	0	1,217	0	1,217	0

Totals	$24,764	$539	$(1,322)	$(24)	$0	$(425)	$1,217	$(2,116)	$22,633	$125

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$21,416	Proxy Pricing	Base Price	100.000-102.500
Corporate Bonds & Notes
Industrials	1,217	Third Party Vendor	Broker Quote	101.445

Total	$22,633

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	81

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 121.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 3.5%
Apollo Aviation Securitization Equity Trust
5.125% due 12/15/2020 +~	$13,292	$13,400
AWAS Aviation Capital Ltd.
TBD% - 3.561% due 05/31/2019 +~	29,365	29,365
4.870% due 10/03/2021 +~(g)	54,910	56,212
Castlelake Aircraft Securitization Trust
3.967% due 07/12/2024 +	15,531	15,506
CenturyLink, Inc.
2.750% due 01/31/2025 ~	56,300	54,661
Charter Communications Operating LLC
3.240% (LIBOR03M + 2.000%) due 07/01/2020 ~	9,548	9,591
3.240% (LIBOR03M + 2.000%) due 01/03/2021 ~	7,739	7,769
3.490% (LIBOR03M + 2.250%) due 01/15/2024 ~	41,863	42,081
Dell International LLC
3.740% (LIBOR03M + 2.500%) due 09/07/2023 ~	496	498
Delos Finance SARL
3.333% (LIBOR03M + 2.000%) due 10/06/2023 ~	25,302	25,489
Delta Air Lines, Inc.
3.196% (LIBOR03M + 1.900%) due 09/30/2019 +~(g)	69,195	69,180
3.311% (LIBOR03M + 2.000%) due 05/09/2019 +~(g)	14,525	14,526
Energy Future Intermediate Holding Co. LLC
TBD% - 4.236% due 06/23/2018 ~	17,900	18,004
4.235% (LIBOR03M + 3.000%) due 06/30/2018 ~	46,719	46,992
Harbour Aircraft Investments Ltd.
4.703% due 07/15/2041 +~	23,892	23,880
HCA, Inc.
3.235% (LIBOR03M + 2.000%) due 03/17/2023 ~	4,530	4,550
Hilton Worldwide Finance LLC
3.237% (LIBOR03M + 2.000%) due 10/25/2023 ~	8,093	8,134
Las Vegas Sands LLC
3.235% (LIBOR03M + 2.000%) due 03/29/2024 ~	129,548	130,195
Norwegian Air Shuttle
3.330% - 4.250% (LIBOR03M + 2.000%) due 06/24/2026 +~(g)	57,576	57,034
Rise Ltd.
4.750% due 01/31/2021 +~(g)	15,551	15,836

Total Loan Participations and Assignments (Cost $641,550)		642,903

CORPORATE BONDS & NOTES 78.6%

BANKING & FINANCE 24.0%
AerCap Ireland Capital DAC
4.500% due 05/15/2021	1,600	1,694
Alexandria Real Estate Equities, Inc.
4.500% due 07/30/2029	4,575	4,826
Alleghany Corp.
4.900% due 09/15/2044	5,400	5,703
American Campus Communities Operating Partnership LP
3.750% due 04/15/2023	4,100	4,224
American Express Co.
4.900% (US0003M + 3.285%) due 03/15/2020 ~(f)	17,900	18,258

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Financial Group, Inc.
4.500% due 06/15/2047		$9,200	$9,531
American International Group, Inc.
3.875% due 01/15/2035		2,000	1,964
3.900% due 04/01/2026		6,900	7,175
4.375% due 01/15/2055		9,800	9,522
4.500% due 07/16/2044		40,700	42,876
4.700% due 07/10/2035		4,550	4,897
4.800% due 07/10/2045		1,200	1,314
American Tower Corp.
3.125% due 01/15/2027		8,200	7,879
3.375% due 10/15/2026		2,500	2,475
3.550% due 07/15/2027		8,000	7,961
4.400% due 02/15/2026		4,900	5,189
5.000% due 02/15/2024		2,250	2,485
Arch Capital Finance LLC
5.031% due 12/15/2046		4,100	4,583
AvalonBay Communities, Inc.
4.150% due 07/01/2047		7,200	7,306
Banco de Credito e Inversiones
4.000% due 02/11/2023		1,900	2,020
Banco do Brasil S.A.
3.875% due 10/10/2022		3,462	3,414
Banco General S.A.
4.125% due 08/07/2027		6,100	6,109
Bank of America Corp.
3.248% due 10/21/2027		200	196
3.500% due 04/19/2026		20,000	20,367
3.593% (US0003M + 1.370%) due 07/21/2028 ~		33,100	33,404
3.875% due 08/01/2025		39,400	41,299
4.000% due 04/01/2024		5,999	6,341
4.875% due 04/01/2044		45,900	52,774
7.750% due 05/14/2038		15,700	23,125
Bank of America N.A.
6.000% due 10/15/2036		9,200	11,746
Bank of New York Mellon Corp.
4.950% (US0003M + 3.420%) due 06/20/2020 ~(f)		15,000	15,591
Barclays Bank PLC
7.625% due 11/21/2022		48,850	56,208
7.750% (USSW5 + 6.833%) due 04/10/2023 ~		11,800	12,169
14.000% (BP0003M + 13.400%) due 06/15/2019 ~(f)	GBP	18,400	29,205
BBVA Bancomer S.A.
6.500% due 03/10/2021		$35,235	39,023
6.750% due 09/30/2022		12,500	14,344
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		2,545	2,850
BGC Partners, Inc.
5.375% due 12/09/2019		27,800	29,272
Blackstone Holdings Finance Co. LLC
4.000% due 10/02/2047 (a)		8,400	8,122
BNP Paribas S.A.
7.195% (US0003M + 1.290%) due 06/25/2037 ~(f)		17,300	20,349
7.375% (USSW5 + 5.150%) due 08/19/2025 ~(f)		16,400	18,552
BPCE S.A.
5.150% due 07/21/2024		2,900	3,130
Brighthouse Financial, Inc.
4.700% due 06/22/2047		20,936	20,521
Brookfield Finance, Inc.
4.700% due 09/20/2047		13,800	13,947
Cantor Fitzgerald LP
6.500% due 06/17/2022		25,450	28,676
CC Holdings GS LLC
3.849% due 04/15/2023		29,710	31,121
Citigroup, Inc.
3.200% due 10/21/2026		20,000	19,728
3.400% due 05/01/2026		2,800	2,810
3.668% (US0003M + 1.390%) due 07/24/2028 ~		17,500	17,652
3.700% due 01/12/2026		22,377	22,974

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.281% (US0003M + 1.839%) due 04/24/2048 ~		$7,600	$7,961
4.750% due 05/18/2046		17,700	19,309
8.125% due 07/15/2039		72,588	115,121
CME Group, Inc.
5.300% due 09/15/2043		1,125	1,419
Commonwealth Bank of Australia
3.900% due 07/12/2047		4,000	4,027
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	35,400	48,707
11.000% (US0003M + 10.868%) due 06/30/2019 ~(f)		$12,050	13,661
Countrywide Capital
8.050% due 06/15/2027		3,180	4,097
Credit Agricole S.A.
8.125% (USSW5 + 6.283%) due 09/19/2033 ~		30,100	31,697
8.375% (US0003M + 6.982%) due 10/13/2019 ~(f)		4,770	5,307
Credit Suisse AG
6.500% due 08/08/2023		69,377	78,574
Credit Suisse Group AG
3.574% due 01/09/2023		1,250	1,281
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		400	408
3.750% due 03/26/2025		18,550	18,920
3.800% due 09/15/2022		5,125	5,324
3.800% due 06/09/2023		3,500	3,626
4.875% due 05/15/2045		9,775	10,961
Crown Castle International Corp.
4.450% due 02/15/2026		15,750	16,700
4.750% due 05/15/2047		1,600	1,640
Depository Trust & Clearing Corp.
4.875% (US0003M + 3.167%) due 06/15/2020 ~(f)		15,000	15,656
Deutsche Bank AG
4.250% due 10/14/2021		57,500	60,302
Digital Realty Trust LP
3.700% due 08/15/2027		10,000	10,119
Doctors Co.
6.500% due 10/15/2023		31,800	35,816
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		19,358	20,136
Education Realty Operating Partnership LP
4.600% due 12/01/2024		3,000	3,102
EPR Properties
4.500% due 06/01/2027		2,825	2,865
ERP Operating LP
4.500% due 07/01/2044		18,000	19,292
Essex Portfolio LP
3.625% due 05/01/2027		14,800	14,961
Federal Realty Investment Trust
4.500% due 12/01/2044		1,200	1,257
Fidelity National Financial, Inc.
5.500% due 09/01/2022		29,500	32,367
First American Financial Corp.
4.300% due 02/01/2023		18,250	18,870
First Union Capital
7.950% due 11/15/2029		1,000	1,313
FMR LLC
4.950% due 02/01/2033		6,200	6,928
5.150% due 02/01/2043		1,300	1,496
6.450% due 11/15/2039		500	669
Ford Holdings LLC
9.300% due 03/01/2030		14,575	20,414
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		124,489	135,953
Goldman Sachs Group, Inc.
2.674% (US0003M + 1.360%) due 04/23/2021 ~		72,500	74,147
3.750% due 02/25/2026		12,000	12,302
4.000% due 03/03/2024		20,800	21,974
4.800% due 07/08/2044		20,050	22,480
5.750% due 01/24/2022		15,400	17,292

82	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.950% due 01/15/2027		$112	$131
6.125% due 02/15/2033		7,400	9,314
6.250% due 02/01/2041		12,925	17,206
6.750% due 10/01/2037		124,500	164,478
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		21,450	21,415
4.500% due 10/15/2037		15,000	15,229
Great-West Lifeco Finance Delaware LP
4.150% due 06/03/2047		12,500	12,867
Hanover Insurance Group, Inc.
4.500% due 04/15/2026		7,800	8,175
Hartford Financial Services Group, Inc.
3.440% (US0003M + 2.125%) due 02/12/2067 ~		3,600	3,465
HBOS PLC
5.374% due 06/30/2021	EUR	8,000	11,026
6.750% due 05/21/2018		$10,623	10,940
HCP, Inc.
6.750% due 02/01/2041		4,500	5,843
HSBC Bank Capital Funding Sterling LP
5.862% (BP0006M + 1.850%) due 04/07/2020 ~(f)	GBP	2,000	2,941
HSBC Bank USA N.A.
7.000% due 01/15/2039		$11,450	16,393
HSBC Capital Funding LP
10.176% (US0003M + 4.980%) due 06/30/2030 ~(f)		4,800	7,641
HSBC Finance Corp.
6.676% due 01/15/2021		5,298	5,996
HSBC Holdings PLC
3.600% due 05/25/2023		6,000	6,246
3.900% due 05/25/2026		4,500	4,713
4.300% due 03/08/2026		21,131	22,720
5.250% (EUSA5 + 4.383%) due 09/16/2022 ~(f)	EUR	10,250	13,081
6.000% (EUSA5 + 5.338%) due 09/29/2023 ~(f)		23,445	31,312
6.100% due 01/14/2042		$8,650	11,548
6.500% due 09/15/2037		5,715	7,581
6.800% due 06/01/2038		4,300	5,902
7.000% due 04/07/2038	GBP	1,900	3,749
7.625% due 05/17/2032		$11,547	15,519
Hudson Pacific Properties LP
3.950% due 11/01/2027 (a)		6,600	6,586
International Lease Finance Corp.
8.250% due 12/15/2020		500	585
8.625% due 01/15/2022		800	981
Intesa Sanpaolo SpA
5.017% due 06/26/2024		7,400	7,531
6.500% due 02/24/2021		10,000	11,149
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		450	469
5.500% due 08/06/2022		6,900	7,282
Jackson National Life Global Funding
3.250% due 01/30/2024		2,155	2,187
JPMorgan Chase & Co.
3.300% due 04/01/2026		10	10
3.900% due 07/15/2025		900	948
4.032% (US0003M + 1.460%) due 07/24/2048 ~		11,100	11,330
5.000% (US0003M + 3.320%) due 07/01/2019 ~(f)		19,175	19,525
5.600% due 07/15/2041		21,340	26,611
6.000% (US0003M + 3.300%) due 08/01/2023 ~(f)		13,410	14,617
6.100% (US0003M + 3.330%) due 10/01/2024 ~(f)		88,600	97,902
6.125% (US0003M + 3.330%) due 04/30/2024 ~(f)		29,650	32,689
6.400% due 05/15/2038		40,278	53,947
6.750% (US0003M + 3.780%) due 02/01/2024 ~(f)		33,742	38,637
7.900% (US0003M + 3.470%) due 04/30/2018 ~(f)		52,292	53,926
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		4,200	4,276

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kilroy Realty LP
4.250% due 08/15/2029	$13,400	$13,779
Kimco Realty Corp.
4.450% due 09/01/2047	6,700	6,687
Legg Mason, Inc.
5.625% due 01/15/2044	2,100	2,288
Liberty Mutual Group, Inc.
6.500% due 05/01/2042	5,670	7,414
Manulife Financial Corp.
5.375% due 03/04/2046	2,600	3,162
Marsh & McLennan Cos., Inc.
4.350% due 01/30/2047	6,400	6,860
Massachusetts Mutual Life Insurance Co.
4.900% due 04/01/2077	3,800	4,126
8.875% due 06/01/2039	5,084	8,257
MetLife Capital Trust
7.875% due 12/15/2067	11,690	15,723
MetLife, Inc.
5.250% (US0003M + 3.575%) due 06/15/2020 ~(f)	19,650	20,307
9.250% due 04/08/2038	30,766	45,764
10.750% due 08/01/2069	3,132	5,246
Metropolitan Life Global Funding
2.650% due 04/08/2022	1,400	1,413
Mid-America Apartments LP
3.600% due 06/01/2027	1,300	1,308
4.300% due 10/15/2023	13,000	13,798
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022	3,000	3,200
Morgan Stanley
3.591% (US0003M + 1.340%) due 07/22/2028 ~	18,200	18,247
3.875% due 01/27/2026	22,995	23,889
6.375% due 07/24/2042	45,700	62,211
Mutual of Omaha Insurance Co.
4.297% (US0003M + 2.640%) due 07/15/2054 ~	28,500	28,963
Nationwide Building Society
4.000% due 09/14/2026	9,400	9,367
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039	32,300	53,723
Navient Corp.
5.500% due 01/15/2019	2,200	2,279
5.625% due 08/01/2033	25,675	22,294
7.250% due 01/25/2022	23,096	25,348
8.000% due 03/25/2020	20,750	22,929
Neuberger Berman Group LLC
4.500% due 03/15/2027	6,200	6,539
4.875% due 04/15/2045	7,700	7,464
New York Life Global Funding
2.900% due 01/17/2024	913	925
New York Life Insurance Co.
5.875% due 05/15/2033	1,000	1,264
6.750% due 11/15/2039	12,750	17,765
Nippon Life Insurance Co.
5.100% (USISDA05 + 3.650%) due 10/16/2044 ~	24,450	26,253
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040	33,429	44,043
Ohio National Life Insurance Co.
6.875% due 06/15/2042	400	517
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	6,000	6,096
4.750% due 01/15/2028	8,800	8,849
5.250% due 01/15/2026	15,000	15,860
Ontario Teachers’ Cadillac Fairview Properties Trust
3.875% due 03/20/2027	3,900	4,016
Pacific Life Insurance Co.
9.250% due 06/15/2039	112,931	185,953
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040	26,295	36,123
Pinnacol Assurance
8.625% due 06/25/2034 +(g)	24,000	25,744

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Progressive Corp.
4.125% due 04/15/2047		$7,900	$8,333
Prudential Financial, Inc.
5.100% due 08/15/2043		6,200	7,222
5.200% (US0003M + 3.040%) due 03/15/2044 ~		1,400	1,490
5.625% (US0003M + 3.920%) due 06/15/2043 ~		7,000	7,639
5.700% due 12/14/2036		900	1,106
5.800% due 11/16/2041		5,000	6,242
Prudential PLC
5.000% (GUKG5 + 3.600%) due 07/20/2055 ~	GBP	1,900	2,724
Regency Centers LP
4.400% due 02/01/2047		$5,700	5,698
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		32,500	33,289
Santander Holdings USA, Inc.
4.400% due 07/13/2027		5,200	5,317
Santander UK Group Holdings PLC
2.875% due 08/05/2021		8,700	8,750
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		11,850	12,836
6.125% due 02/07/2022		17,000	18,600
Spirit Realty LP
4.450% due 09/15/2026		2,350	2,350
State Bank of India
3.250% due 01/24/2022		22,000	22,257
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	6,800	9,620
Stifel Financial Corp.
4.250% due 07/18/2024		$1,000	1,025
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		11,300	11,701
4.900% due 09/15/2044		25,100	28,398
6.850% due 12/16/2039		5,129	7,085
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	354	544
Transatlantic Holdings, Inc.
8.000% due 11/30/2039		$7,933	10,792
Trust F
6.950% due 01/30/2044		21,670	24,027
U.S. Bancorp
5.300% (US0003M + 2.914%) due 04/15/2027 ~(f)		23,100	25,237
UBS AG
4.750% (USSW5 + 3.765%) due 05/22/2023 ~		6,250	6,346
4.750% (EUSA5 + 3.400%) due 02/12/2026 ~	EUR	4,400	5,762
5.125% due 05/15/2024		$58,221	62,257
7.625% due 08/17/2022		95,000	112,219
UBS Group Funding Switzerland AG
4.125% due 04/15/2026		36,300	38,151
VEREIT Operating Partnership LP
3.950% due 08/15/2027		6,900	6,884
4.875% due 06/01/2026		1,900	2,037
Vonovia Finance BV
5.000% due 10/02/2023		2,200	2,345
Washington Prime Group LP
5.950% due 08/15/2024		31,000	31,662
WEA Finance LLC
4.750% due 09/17/2044		1,309	1,354
Wells Fargo & Co.
3.000% due 04/22/2026		40,600	39,908
3.900% due 05/01/2045		59,705	60,206
5.375% due 02/07/2035		4,900	5,892
5.375% due 11/02/2043		28,425	33,568
5.606% due 01/15/2044		900	1,091
5.875% (US0003M + 3.990%) due 06/15/2025 ~(f)		3,400	3,788
5.900% (US0003M + 3.110%) due 06/15/2024 ~(f)		82,329	89,739
Wells Fargo Bank N.A.
5.850% due 02/01/2037		5,901	7,404

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	83

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.950% due 08/26/2036	$800	$1,012
6.600% due 01/15/2038	22,877	31,351
Wells Fargo Capital
5.950% due 12/01/2086	2,100	2,373
Welltower, Inc.
4.000% due 06/01/2025	13,400	13,987
6.500% due 03/15/2041	29,850	37,899
Weyerhaeuser Co.
6.875% due 12/15/2033	14,477	18,808
6.950% due 10/01/2027	4,500	5,632
7.375% due 03/15/2032	144,587	200,964
7.950% due 03/15/2025	850	1,071
8.500% due 01/15/2025	450	593
XLIT Ltd.
5.500% due 03/31/2045	12,450	13,133

		4,437,682

INDUSTRIALS 39.9%
21st Century Fox America, Inc.
4.750% due 09/15/2044	6,000	6,421
6.150% due 03/01/2037	600	744
6.150% due 02/15/2041	48,600	60,923
6.650% due 11/15/2037	2,031	2,678
6.900% due 08/15/2039	7,229	9,783
7.750% due 12/01/2045	4,773	7,251
AbbVie, Inc.
4.300% due 05/14/2036	23,400	24,633
4.400% due 11/06/2042	44,237	46,476
4.450% due 05/14/2046	33,650	35,543
4.500% due 05/14/2035	25,127	27,109
4.700% due 05/14/2045	25,700	28,111
Activision Blizzard, Inc.
4.500% due 06/15/2047	5,800	5,879
ADT Corp.
4.875% due 07/15/2032	81,830	76,920
AEP Transmission Co. LLC
3.750% due 12/01/2047	1,100	1,098
Aetna, Inc.
4.750% due 03/15/2044	50	57
Air Canada Pass-Through Trust
4.125% due 11/15/2026	15,486	16,541
Alibaba Group Holding Ltd.
3.600% due 11/28/2024	14,000	14,532
4.500% due 11/28/2034 (i)	1,200	1,326
Alimentation Couche-Tard, Inc.
4.500% due 07/26/2047	8,900	9,272
Allergan Funding SCS
4.550% due 03/15/2035	21,900	23,425
4.850% due 06/15/2044	51,900	57,013
Amazon.com, Inc.
3.875% due 08/22/2037	900	912
4.250% due 08/22/2057	48,800	50,279
4.800% due 12/05/2034	17,450	19,816
4.950% due 12/05/2044	475	550
American Airlines Pass Through Trust
3.200% due 12/15/2029	5,722	5,744
3.250% due 04/15/2030	1,000	993
3.700% due 04/01/2028	4,975	5,150
4.375% due 04/01/2024	1,519	1,567
Amgen, Inc.
4.400% due 05/01/2045	1,000	1,048
4.563% due 06/15/2048	24,429	26,591
4.663% due 06/15/2051	165,034	181,691
4.950% due 10/01/2041	5,650	6,294
Anadarko Holding Co.
7.150% due 05/15/2028	14,050	16,471
Anadarko Petroleum Corp.
6.450% due 09/15/2036	10,816	12,905
7.000% due 11/15/2027	1,000	1,143
7.950% due 06/15/2039	50,000	66,425
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	13,000	13,467
4.700% due 02/01/2036	100,000	111,036
4.900% due 02/01/2046	108,800	124,319
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 07/15/2042	300	291

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.439% due 10/06/2048	$132	$142
4.950% due 01/15/2042	4,000	4,544
Anthem, Inc.
3.125% due 05/15/2022	1,000	1,022
4.625% due 05/15/2042	11,000	11,956
Apache Corp.
4.750% due 04/15/2043	500	504
5.100% due 09/01/2040	850	892
Apple, Inc.
3.200% due 05/11/2027	3,700	3,770
3.750% due 09/12/2047	31,100	30,986
3.850% due 05/04/2043	2,600	2,624
3.850% due 08/04/2046	68,900	70,078
4.250% due 02/09/2047	18,576	20,019
4.375% due 05/13/2045	1,800	1,967
Applied Materials, Inc.
4.350% due 04/01/2047	13,300	14,260
Arconic, Inc.
5.900% due 02/01/2027	1,900	2,106
Asciano Finance Ltd.
6.000% due 04/07/2023	19,900	21,881
Barrick North America Finance LLC
5.700% due 05/30/2041	9,900	11,840
BAT Capital Corp.
4.390% due 08/15/2037	8,200	8,381
4.540% due 08/15/2047	7,300	7,537
Baxalta, Inc.
5.250% due 06/23/2045	600	693
Becton Dickinson and Co.
4.875% due 05/15/2044	16,000	16,782
Biogen, Inc.
5.200% due 09/15/2045	6,400	7,480
Boston Scientific Corp.
7.000% due 11/15/2035	43,837	56,147
7.375% due 01/15/2040	40,000	53,776
Braskem America Finance Co.
7.125% due 07/22/2041	21,800	24,852
Broadcom Corp.
3.875% due 01/15/2027	50,700	52,295
Buckeye Partners LP
5.600% due 10/15/2044	3,800	3,972
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	38,950	42,640
4.450% due 03/15/2043	69,500	76,415
4.550% due 09/01/2044	2,400	2,667
4.900% due 04/01/2044	3,300	3,855
5.050% due 03/01/2041	11,900	14,249
5.150% due 09/01/2043	9,000	10,870
5.750% due 05/01/2040	15,720	20,055
6.200% due 08/15/2036	800	1,045
6.530% due 07/15/2037	1,500	1,956
7.290% due 06/01/2036	800	1,130
Canadian Pacific Railway Co.
6.125% due 09/15/2115	34,190	43,684
CBS Corp.
4.850% due 07/01/2042	14,534	15,401
4.900% due 08/15/2044	9,850	10,252
7.875% due 07/30/2030	7,800	10,715
Celeo Redes Operacion Chile S.A.
5.200% due 06/22/2047	3,900	3,959
Celgene Corp.
4.625% due 05/15/2044	3,950	4,269
Cenovus Energy, Inc.
5.200% due 09/15/2043	150	145
5.250% due 06/15/2037	500	497
5.400% due 06/15/2047	22,000	22,130
6.750% due 11/15/2039	16,900	19,506
CenterPoint Energy Resources Corp.
4.100% due 09/01/2047	2,000	2,031
Charter Communications Operating LLC
5.375% due 05/01/2047	46,800	48,606
6.384% due 10/23/2035	42,664	50,019
6.484% due 10/23/2045	39,919	47,076
China Resources Gas Group Ltd.
4.500% due 04/05/2022	5,434	5,782

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Church & Dwight Co., Inc.
3.950% due 08/01/2047	$5,900	$5,866
Cimarex Energy Co.
3.900% due 05/15/2027	8,600	8,793
4.375% due 06/01/2024	1,300	1,377
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	12,488
Comcast Corp.
4.500% due 01/15/2043	2,700	2,882
4.650% due 07/15/2042	46,600	51,676
4.750% due 03/01/2044	1,600	1,792
5.650% due 06/15/2035	10,000	12,284
6.400% due 03/01/2040	78,173	104,753
6.550% due 07/01/2039	30,000	40,362
6.950% due 08/15/2037	26,300	36,720
7.050% due 03/15/2033	6,275	8,603
Conagra Brands, Inc.
7.000% due 10/01/2028	1,800	2,266
Concho Resources, Inc.
4.875% due 10/01/2047	3,700	3,866
Constellation Brands, Inc.
3.500% due 05/09/2027	2,500	2,544
4.250% due 05/01/2023	1,500	1,609
4.500% due 05/09/2047	8,100	8,531
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	5,432	5,711
7.250% due 05/10/2021	12,497	13,762
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042 (i)	2,000	2,000
4.500% due 08/01/2047	27,800	28,359
5.625% due 10/18/2043	2,200	2,635
Cox Communications, Inc.
4.500% due 06/30/2043	22,991	21,231
4.700% due 12/15/2042	12,190	11,460
4.800% due 02/01/2035	15,800	15,683
CRH America Finance, Inc.
4.400% due 05/09/2047	2,700	2,802
Crown Castle Towers LLC
6.113% due 01/15/2040	13,410	14,335
CSN Islands Corp.
6.875% due 09/21/2019 (i)	7,032	6,377
CSX Corp.
5.500% due 04/15/2041	2,410	2,876
CVS Pass-Through Trust
4.163% due 08/11/2036	10,176	10,365
4.704% due 01/10/2036	1,523	1,635
5.773% due 01/10/2033	1,329	1,497
5.880% due 01/10/2028	3,843	4,289
5.926% due 01/10/2034	30,292	34,643
6.036% due 12/10/2028	2,002	2,265
6.943% due 01/10/2030	32,689	38,786
7.507% due 01/10/2032	81,330	100,861
8.353% due 07/10/2031	14,948	19,471
Dell International LLC
6.020% due 06/15/2026	64,900	72,170
8.100% due 07/15/2036	19,700	24,709
8.350% due 07/15/2046	32,750	41,968
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	1,207	1,331
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	70,000	102,980
9.250% due 06/01/2032	250	392
Devon Energy Corp.
5.600% due 07/15/2041	400	439
Discovery Communications LLC
3.300% due 05/15/2022	300	303
4.950% due 05/15/2042	800	793
5.200% due 09/20/2047	22,200	22,600
6.350% due 06/01/2040	3,900	4,526
Dominion Energy Gas Holdings LLC
4.800% due 11/01/2043	800	867
Domtar Corp.
6.750% due 02/15/2044	7,000	7,766
DP World Ltd.
6.850% due 07/02/2037	24,430	30,253

84	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ecopetrol S.A.
5.875% due 05/28/2045	$7,300	$7,163
7.375% due 09/18/2043	25,100	28,694
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	25,670	33,170
Eli Lilly & Co.
3.950% due 05/15/2047	7,000	7,258
EMD Finance LLC
3.250% due 03/19/2025	14,100	14,313
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024	4,600	4,842
Enbridge, Inc.
4.500% due 06/10/2044	6,875	6,938
5.500% due 12/01/2046	4,940	5,693
Encana Corp.
5.150% due 11/15/2041	1,581	1,613
7.200% due 11/01/2031	11,096	13,619
Energy Transfer LP
4.900% due 03/15/2035	26,073	25,973
5.150% due 02/01/2043	26,285	25,715
5.150% due 03/15/2045	30,986	30,364
5.300% due 04/15/2047	18,500	18,601
5.950% due 10/01/2043	4,988	5,356
6.050% due 06/01/2041	1,200	1,300
6.125% due 12/15/2045	38,400	42,298
6.500% due 02/01/2042	4,700	5,332
6.625% due 10/15/2036	11,177	12,745
7.500% due 07/01/2038	19,850	24,427
EnLink Midstream Partners LP
5.450% due 06/01/2047	13,800	14,289
Entergy Louisiana LLC
3.250% due 04/01/2028	11,800	11,893
5.000% due 07/15/2044	4,300	4,488
Enterprise Products Operating LLC
3.750% due 02/15/2025	2,750	2,854
4.450% due 02/15/2043	99,195	102,303
4.850% due 08/15/2042	11,300	12,362
4.850% due 03/15/2044	40,955	44,115
5.100% due 02/15/2045	27,150	30,351
5.250% due 08/16/2077 ~	18,400	18,607
5.700% due 02/15/2042	5,600	6,697
5.750% due 03/01/2035	15,361	17,598
5.950% due 02/01/2041	7,163	8,615
6.125% due 10/15/2039	5,000	6,078
6.450% due 09/01/2040	2,395	3,025
EQT Midstream Partners LP
4.000% due 08/01/2024	10,100	10,279
ERAC USA Finance LLC
3.300% due 12/01/2026	1,000	982
4.200% due 11/01/2046	7,143	6,851
4.500% due 02/15/2045	2,067	2,063
7.000% due 10/15/2037	9,200	12,082
FedEx Corp.
3.875% due 08/01/2042	765	733
3.900% due 02/01/2035	5,500	5,590
4.400% due 01/15/2047	1,301	1,357
4.550% due 04/01/2046	18,300	19,558
4.750% due 11/15/2045	13,150	14,370
5.100% due 01/15/2044	2,600	2,944
Fidelity National Information Services, Inc.
3.000% due 08/15/2026	8,100	7,874
3.500% due 04/15/2023	317	327
5.000% due 10/15/2025	6,393	7,144
Ford Motor Co.
8.900% due 01/15/2032	9,209	12,591
9.980% due 02/15/2047	5,300	8,484
Fortune Brands Home & Security, Inc.
4.000% due 06/15/2025	27,800	29,196
GATX Corp.
5.200% due 03/15/2044	1,500	1,632
General Electric Co.
4.125% due 10/09/2042	42,200	44,597
4.500% due 03/11/2044	28,550	32,053
5.000% (US0003M + 3.330%) due 01/21/2021 ~(f)	8,882	9,406
5.875% due 01/14/2038	24,551	32,175

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.150% due 08/07/2037	$1	$1
6.750% due 03/15/2032	1,289	1,793
6.875% due 01/10/2039	7,868	11,547
General Motors Co.
5.150% due 04/01/2038	15,200	15,626
5.400% due 04/01/2048	10,300	10,712
Georgia-Pacific LLC
7.250% due 06/01/2028	14,460	19,003
7.750% due 11/15/2029	1,600	2,225
8.875% due 05/15/2031	20,200	31,109
Gilead Sciences, Inc.
4.150% due 03/01/2047	16,300	16,831
4.600% due 09/01/2035	16,700	18,463
4.750% due 03/01/2046	7,700	8,676
4.800% due 04/01/2044	2,700	3,045
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	3,000	4,121
Glencore Finance Canada Ltd.
5.550% due 10/25/2042	10,430	11,604
6.000% due 11/15/2041	670	785
6.900% due 11/15/2037	100	126
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	8,600	8,858
GNL Quintero S.A.
4.634% due 07/31/2029	5,000	5,244
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	8,490	8,745
Goldcorp, Inc.
3.700% due 03/15/2023	3,725	3,880
5.450% due 06/09/2044	33,900	38,185
GTL Trade Finance, Inc.
7.250% due 04/16/2044	15,200	16,298
GTP Acquisition Partners LLC
3.482% due 06/15/2050+	7,500	7,475
Hackensack Meridian Health, Inc.
4.500% due 07/01/2057	8,700	9,460
Halliburton Co.
4.850% due 11/15/2035	7,500	8,152
Harris Corp.
4.854% due 04/27/2035	2,150	2,375
5.054% due 04/27/2045	3,904	4,486
HCA, Inc.
4.500% due 02/15/2027	8,800	9,020
4.750% due 05/01/2023	6,300	6,686
5.500% due 06/15/2047	6,300	6,544
5.875% due 03/15/2022	13,750	15,263
Heineken NV
4.000% due 10/01/2042	3,066	3,036
4.350% due 03/29/2047	17,000	18,067
Hess Corp.
6.000% due 01/15/2040	8,780	9,202
7.300% due 08/15/2031	2,129	2,495
Home Depot, Inc.
4.400% due 03/15/2045	10,850	11,929
HP, Inc.
6.000% due 09/15/2041	450	482
Humana, Inc.
3.950% due 03/15/2027	900	943
4.800% due 03/15/2047	10,800	12,068
8.150% due 06/15/2038	1,000	1,453
Imperial Brands Finance PLC
3.500% due 02/11/2023	19,850	20,388
4.250% due 07/21/2025	17,500	18,482
Intel Corp.
4.100% due 05/11/2047	19,800	21,031
International Flavors & Fragrances, Inc.
4.375% due 06/01/2047	900	928
International Paper Co.
4.350% due 08/15/2048	7,900	8,017
4.400% due 08/15/2047	6,800	6,903
4.800% due 06/15/2044	12,450	13,433
6.000% due 11/15/2041	7,400	9,099
8.700% due 06/15/2038	9,455	14,153
JM Smucker Co.
4.375% due 03/15/2045	1,400	1,467

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Juniper Networks, Inc.
5.950% due 03/15/2041	$46,478	$52,524
Kaiser Foundation Hospitals
4.150% due 05/01/2047	12,100	12,988
Kansas City Southern
4.300% due 05/15/2043	5,000	5,053
4.950% due 08/15/2045	24,795	27,691
Kellogg Co.
4.500% due 04/01/2046	6,800	7,093
Kerr-McGee Corp.
7.875% due 09/15/2031	2,400	3,057
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	15,559	14,997
5.000% due 08/15/2042	15,500	15,493
5.000% due 03/01/2043	34,835	34,782
5.500% due 03/01/2044	2,250	2,374
5.625% due 09/01/2041	1,700	1,774
5.800% due 03/15/2035	13,742	14,899
6.375% due 03/01/2041	6,000	6,936
6.500% due 02/01/2037	12,219	13,845
6.500% due 09/01/2039	36,345	41,530
6.550% due 09/15/2040	30,300	34,702
6.950% due 01/15/2038	49,800	60,556
7.500% due 11/15/2040	22,967	28,888
Kinder Morgan, Inc.
5.300% due 12/01/2034	1,400	1,465
7.800% due 08/01/2031	2,000	2,541
Kraft Heinz Foods Co.
5.000% due 06/04/2042	13,250	14,236
5.200% due 07/15/2045	1,000	1,099
6.375% due 07/15/2028	650	783
6.500% due 02/09/2040	98,198	123,908
6.750% due 03/15/2032	5,025	6,408
6.875% due 01/26/2039	3,900	5,024
7.125% due 08/01/2039	36,043	47,519
Kroger Co.
7.500% due 04/01/2031	150	197
LafargeHolcim Finance U.S. LLC
4.750% due 09/22/2046	4,300	4,484
Lockheed Martin Corp.
3.600% due 03/01/2035	2,500	2,471
4.090% due 09/15/2052	8,609	8,636
4.500% due 05/15/2036	2,100	2,302
Lowe’s Cos., Inc.
3.700% due 04/15/2046	8,300	8,067
4.050% due 05/03/2047	19,740	20,321
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	8,555	10,646
Masco Corp.
4.375% due 04/01/2026	15,400	16,432
5.950% due 03/15/2022	5,871	6,617
6.500% due 08/15/2032	3,614	4,318
7.750% due 08/01/2029	2,539	3,349
Massachusetts Institute of Technology
5.600% due 07/01/2111	1,668	2,202
Mead Johnson Nutrition Co.
4.600% due 06/01/2044	2,505	2,760
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	12,950	14,698
Medtronic, Inc.
4.375% due 03/15/2035	1,311	1,445
4.625% due 03/15/2045	24,750	28,222
Mexichem S.A.B. de C.V.
5.500% due 01/15/2048 (a)	4,000	3,956
Microsoft Corp.
3.300% due 02/06/2027	23,500	24,386
3.450% due 08/08/2036	11,400	11,500
3.700% due 08/08/2046	93,900	94,890
4.100% due 02/06/2037	26,700	29,197
4.500% due 02/06/2057	22,900	25,923
4.750% due 11/03/2055	16,700	19,715
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	13,400	14,372
Molson Coors Brewing Co.
5.000% due 05/01/2042	200	224

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	85

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Moody’s Corp.
3.250% due 01/15/2028	$3,723	$3,704
5.250% due 07/15/2044	4,144	4,873
Motorola Solutions, Inc.
5.500% due 09/01/2044	15,300	15,443
Mylan NV
3.950% due 06/15/2026	6,100	6,219
5.250% due 06/15/2046	5,000	5,441
Mylan, Inc.
5.400% due 11/29/2043	1,900	2,034
Nakilat, Inc.
6.067% due 12/31/2033	100	118
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (f)	16,400	17,548
NBCUniversal Media LLC
4.450% due 01/15/2043	32,900	35,386
5.950% due 04/01/2041	52,000	67,487
6.400% due 04/30/2040	9,100	12,277
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	22,905	25,622
Newell Brands, Inc.
5.375% due 04/01/2036	3,200	3,736
Newmont Mining Corp.
6.250% due 10/01/2039	11,710	14,605
Nexen Energy ULC
6.400% due 05/15/2037	1,100	1,412
7.500% due 07/30/2039	2,410	3,506
Noble Holding International Ltd.
5.250% due 03/15/2042	16,640	10,982
6.050% due 03/01/2041	25,250	17,359
Norfolk Southern Corp.
4.050% due 08/15/2052	8,710	8,565
6.000% due 03/15/2105	4,888	5,990
Northern Natural Gas Co.
4.100% due 09/15/2042	15,000	15,146
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	11,520	11,750
NXP BV
3.875% due 09/01/2022	7,800	8,151
Occidental Petroleum Corp.
4.400% due 04/15/2046	5,000	5,324
ONEOK Partners LP
6.125% due 02/01/2041	20,852	24,076
6.200% due 09/15/2043	40,000	45,717
6.650% due 10/01/2036	4,765	5,773
6.850% due 10/15/2037	8,494	10,477
Oracle Corp.
3.900% due 05/15/2035	2,175	2,284
4.125% due 05/15/2045	5,400	5,688
4.300% due 07/08/2034	4,000	4,396
4.375% due 05/15/2055	1,700	1,843
PepsiCo, Inc.
4.000% due 03/05/2042	2,400	2,464
Pertamina Persero PT
6.000% due 05/03/2042	5,000	5,647
6.450% due 05/30/2044	5,700	6,774
Petroleos Mexicanos
5.500% due 06/27/2044	36,018	33,677
5.625% due 01/23/2046	63,650	59,433
6.375% due 01/23/2045	29,069	29,650
6.750% due 09/21/2047	38,517	41,075
Pfizer, Inc.
4.300% due 06/15/2043	400	438
4.400% due 05/15/2044	6,900	7,632
5.600% due 09/15/2040	33,365	42,310
Philip Morris International, Inc.
3.875% due 08/21/2042	3,675	3,652
4.125% due 03/04/2043	2,575	2,653
4.250% due 11/10/2044	21,000	21,950
4.375% due 11/15/2041	12,700	13,504
4.875% due 11/15/2043	2,500	2,799
6.375% due 05/16/2038	11,235	14,988
Pioneer Natural Resources Co.
3.950% due 07/15/2022	250	263
7.200% due 01/15/2028	24,475	30,693

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pride International LLC
7.875% due 08/15/2040	$12,595	$10,769
QUALCOMM, Inc.
4.300% due 05/20/2047	5,500	5,638
4.650% due 05/20/2035	23,040	25,175
4.800% due 05/20/2045	24,250	26,665
QVC, Inc.
4.375% due 03/15/2023	1,100	1,144
4.450% due 02/15/2025	2,200	2,234
4.850% due 04/01/2024	18,100	18,765
5.125% due 07/02/2022	6,820	7,297
5.450% due 08/15/2034	35,700	35,248
5.950% due 03/15/2043	34,155	33,397
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	5,000	5,697
6.332% due 09/30/2027	3,535	4,088
RELX Capital, Inc.
3.125% due 10/15/2022	7,102	7,204
Reynolds American, Inc.
6.150% due 09/15/2043	10,920	13,736
Rockies Express Pipeline LLC
5.625% due 04/15/2020	8,500	8,978
6.875% due 04/15/2040	8,450	9,422
7.500% due 07/15/2038	25,640	29,422
Rockwell Collins, Inc.
3.500% due 03/15/2027	7,600	7,761
4.350% due 04/15/2047	4,500	4,678
Rogers Communications, Inc.
5.000% due 03/15/2044	6,050	6,845
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	23,300	23,525
5.000% due 03/15/2027	36,700	39,157
5.625% due 03/01/2025	300	331
5.875% due 06/30/2026	8,356	9,360
Sealed Air Corp.
6.875% due 07/15/2033	2,000	2,355
Siemens Financieringsmaatschappij NV
4.200% due 03/16/2047	6,700	7,253
Sky PLC
3.125% due 11/26/2022	4,200	4,242
3.750% due 09/16/2024	2,800	2,876
Southern Co.
4.250% due 07/01/2036	9,300	9,649
4.400% due 07/01/2046	21,675	22,642
Southern Natural Gas Co. LLC
8.000% due 03/01/2032	8,346	11,376
Southwestern Energy Co.
4.100% due 03/15/2022	6,600	6,402
6.700% due 01/23/2025	3,369	3,428
Standard Industries, Inc.
5.000% due 02/15/2027	1,580	1,651
Statoil ASA
3.950% due 05/15/2043	2,200	2,210
5.100% due 08/17/2040	9,200	10,714
Sunoco Logistics Partners Operations LP
4.650% due 02/15/2022	2,000	2,128
4.950% due 01/15/2043	27,800	26,229
Symantec Corp.
5.000% due 04/15/2025	4,150	4,350
Tech Data Corp.
4.950% due 02/15/2027	5,100	5,268
Telefonica Emisiones S.A.U.
5.213% due 03/08/2047	23,200	25,618
7.045% due 06/20/2036	27,468	36,474
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	320	410
Tesco PLC
6.150% due 11/15/2037	1,795	1,881
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022	8,619	8,379
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036 (i)	261	283
Thomson Reuters Corp.
4.300% due 11/23/2023	22,700	24,197
5.650% due 11/23/2043	23,336	27,510

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Time Warner Cable LLC
4.500% due 09/15/2042		$18,100	$17,208
5.500% due 09/01/2041		14,800	15,411
5.875% due 11/15/2040		5,000	5,502
6.550% due 05/01/2037		2,250	2,649
6.750% due 06/15/2039		52,495	63,151
7.300% due 07/01/2038		2,080	2,617
Time Warner Entertainment Co. LP
8.375% due 03/15/2023		1,128	1,403
8.375% due 07/15/2033		18,720	25,499
Time Warner, Inc.
4.650% due 06/01/2044		10,705	10,487
4.900% due 06/15/2042		3,000	3,060
5.350% due 12/15/2043		3,300	3,566
5.375% due 10/15/2041		5,000	5,405
6.100% due 07/15/2040		28,600	33,616
6.200% due 03/15/2040		10,000	11,803
6.250% due 03/29/2041		14,950	17,960
Topaz Solar Farms LLC
4.875% due 09/30/2039		7,067	7,319
TransCanada PipeLines Ltd.
6.200% due 10/15/2037		3,484	4,522
7.250% due 08/15/2038		1,400	1,953
7.625% due 01/15/2039		4,900	7,201
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/2042		2,600	2,665
5.400% due 08/15/2041		4,330	4,922
Tyson Foods, Inc.
4.550% due 06/02/2047		1,000	1,074
4.875% due 08/15/2034		950	1,052
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		8,700	9,103
4.625% due 12/03/2026		3,322	3,563
7.125% due 04/22/2025		2,706	3,188
Union Pacific Corp.
3.600% due 09/15/2037		3,000	3,045
4.250% due 04/15/2043		1,000	1,069
4.375% due 11/15/2065		2,500	2,664
United Airlines Pass-Through Trust
3.100% due 01/07/2030		32,200	32,262
3.450% due 01/07/2030		2,600	2,642
3.750% due 03/03/2028		5,577	5,792
4.000% due 10/11/2027		14,648	15,537
4.300% due 02/15/2027		16,228	17,300
UnitedHealth Group, Inc.
4.625% due 07/15/2035		7,100	8,149
4.625% due 11/15/2041		14,000	15,736
4.750% due 07/15/2045		15,099	17,508
5.800% due 03/15/2036		300	379
5.950% due 02/15/2041		4,700	6,192
6.625% due 11/15/2037		2,150	2,991
Viacom, Inc.
4.850% due 12/15/2034		12,100	11,430
5.250% due 04/01/2044		13,540	13,006
5.850% due 09/01/2043		18,900	19,478
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025		1,555	1,631
Virgin Media Secured Finance PLC
6.000% due 01/15/2025	GBP	1,624	2,529
VMware, Inc.
3.900% due 08/21/2027		$6,300	6,379
Votorantim Cimentos S.A.
7.250% due 04/05/2041		1,700	1,808
Wal-Mart Stores, Inc.
4.000% due 04/11/2043		22,200	23,508
Walgreens Boots Alliance, Inc.
3.450% due 06/01/2026		14,000	13,974
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024		9,100	8,770
Western Gas Partners LP
5.450% due 04/01/2044		2,600	2,757
WestRock RKT Co.
4.000% due 03/01/2023		8,350	8,802
Whirlpool Corp.
5.150% due 03/01/2043		21,075	23,535

86	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Williams Cos., Inc.
7.500% due 01/15/2031		$5,227	$6,299
8.750% due 03/15/2032		29,088	37,742
Williams Partners LP
4.900% due 01/15/2045		1,500	1,527
5.100% due 09/15/2045		7,225	7,619
5.400% due 03/04/2044		8,300	8,978
6.300% due 04/15/2040		21,370	25,664
Woodside Finance Ltd.
3.650% due 03/05/2025		500	504
Wyeth LLC
5.950% due 04/01/2037		500	659
Wynn Las Vegas LLC
4.250% due 05/30/2023		66,427	68,669
5.500% due 03/01/2025		126,050	131,565
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		1,681	1,655
Zoetis, Inc.
3.950% due 09/12/2047		8,700	8,672

			7,375,745

UTILITIES 14.7%
Alabama Power Co.
3.850% due 12/01/2042		2,950	2,931
5.200% due 06/01/2041		200	236
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039		26,093	37,704
American Transmission Systems, Inc.
5.000% due 09/01/2044		11,300	12,800
American Water Capital Corp.
3.750% due 09/01/2047		5,000	5,009
4.300% due 12/01/2042		8,700	9,402
6.593% due 10/15/2037		150	205
Anadarko Finance Co.
7.500% due 05/01/2031		8,074	10,066
Appalachian Power Co.
4.400% due 05/15/2044		6,350	6,818
5.800% due 10/01/2035		2,176	2,621
6.375% due 04/01/2036		4,450	5,738
6.700% due 08/15/2037		3,600	4,892
7.000% due 04/01/2038		3,693	5,175
AT&T Corp.
8.250% due 11/15/2031		265	374
AT&T, Inc.
1.800% due 09/04/2026	EUR	600	720
2.254% (US0003M + 0.950%) due 07/15/2021 ~		$10,400	10,537
3.150% due 09/04/2036	EUR	4,500	5,369
3.900% due 08/14/2027		$26,000	26,082
4.350% due 06/15/2045		51,977	47,863
4.500% due 03/09/2048		127,838	118,265
4.550% due 03/09/2049		111,619	103,442
4.750% due 05/15/2046		3,700	3,576
4.800% due 06/15/2044		111,400	108,723
5.150% due 03/15/2042		5,500	5,575
5.150% due 02/14/2050		29,300	29,640
5.300% due 08/14/2058		7,100	7,185
5.350% due 09/01/2040		11,547	12,170
5.450% due 03/01/2047		19,700	20,905
6.000% due 08/15/2040		4,400	4,969
6.375% due 03/01/2041		22,200	26,066
Berkshire Hathaway Energy Co.
4.500% due 02/01/2045		580	629
5.950% due 05/15/2037		1,500	1,903
6.125% due 04/01/2036		10,425	13,416
6.500% due 09/15/2037		23,550	31,552
BG Energy Capital PLC
5.125% due 10/15/2041		2,350	2,641
British Telecommunications PLC
9.125% due 12/15/2030		12,410	18,814
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		15,685	6,882
Cleco Corporate Holdings LLC
4.973% due 05/01/2046		400	431

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cleco Power LLC
6.000% due 12/01/2040	$18,175	$22,423
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	8,475
CMS Energy Corp.
4.700% due 03/31/2043	5,437	5,910
CNOOC Finance Ltd.
3.000% due 05/09/2023	17,950	18,004
3.875% due 05/02/2022	10,900	11,413
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	42,750	45,567
Consolidated Edison Co. of New York, Inc.
4.625% due 12/01/2054	2,285	2,548
5.300% due 03/01/2035	900	1,070
5.500% due 12/01/2039	3,400	4,204
5.700% due 06/15/2040	5,000	6,460
6.200% due 06/15/2036	4,000	5,236
6.750% due 04/01/2038	9,950	13,981
DTE Electric Co.
3.950% due 06/15/2042	500	509
4.300% due 07/01/2044	9,150	9,935
Duke Energy Carolinas LLC
4.250% due 12/15/2041	16,400	17,844
6.000% due 01/15/2038	50	66
Duke Energy Corp.
3.750% due 09/01/2046	11,950	11,554
3.950% due 08/15/2047	13,000	12,935
Duke Energy Florida LLC
5.650% due 04/01/2040	7,400	9,441
Duke Energy Indiana LLC
4.900% due 07/15/2043	105	122
6.120% due 10/15/2035	6,724	8,712
Duke Energy Progress LLC
3.600% due 09/15/2047	36,600	35,826
4.100% due 03/15/2043	4,701	4,940
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	1,950	2,193
E.ON International Finance BV
6.650% due 04/30/2038	1,520	1,980
Electricite de France S.A.
4.875% due 01/22/2044	9,140	9,703
4.950% due 10/13/2045	4,855	5,377
6.000% due 01/22/2114	6,243	6,977
6.950% due 01/26/2039	17,208	23,140
Emera U.S. Finance LP
4.750% due 06/15/2046	15,500	16,678
Emera, Inc.
6.750% (US0003M + 5.440%) due 06/15/2076 ~	9,100	10,397
Enable Midstream Partners LP
4.400% due 03/15/2027	800	815
5.000% due 05/15/2044	30,973	30,246
Enel Finance International NV
3.625% due 05/25/2027	6,200	6,222
4.750% due 05/25/2047	8,500	9,028
Exelon Corp.
4.450% due 04/15/2046	3,863	4,059
5.625% due 06/15/2035	8,000	9,651
Exelon Generation Co. LLC
5.600% due 06/15/2042	16,164	16,524
6.250% due 10/01/2039	13,115	14,482
FirstEnergy Corp.
7.375% due 11/15/2031	11,846	15,789
FirstEnergy Transmission LLC
5.450% due 07/15/2044	10,100	11,769
Florida Power & Light Co.
4.050% due 10/01/2044	4,200	4,496
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	16,950	17,310
6.000% due 11/27/2023	17,825	19,612
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028	5,700	5,837
4.950% due 02/06/2028 (i)	5,900	6,041
5.999% due 01/23/2021	20,300	21,949
6.510% due 03/07/2022	32,275	35,895

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Georgia Power Co.
4.750% due 09/01/2040		$6,100	$6,687
5.950% due 02/01/2039		2,270	2,826
Idaho Power Co.
4.850% due 08/15/2040		9,000	9,968
Indiana Michigan Power Co.
4.550% due 03/15/2046		500	557
Interstate Power & Light Co.
6.250% due 07/15/2039		5,000	6,580
Jersey Central Power & Light Co.
6.150% due 06/01/2037		6,200	7,351
Kentucky Utilities Co.
5.125% due 11/01/2040		17,600	21,260
Koninklijke KPN NV
8.375% due 10/01/2030		28,590	39,824
Metropolitan Edison Co.
3.500% due 03/15/2023		1,900	1,955
MidAmerican Energy Co.
4.400% due 10/15/2044		500	551
5.800% due 10/15/2036		3,000	3,791
Monongahela Power Co.
5.400% due 12/15/2043		700	855
Niagara Mohawk Power Corp.
4.119% due 11/28/2042		3,850	3,957
4.278% due 10/01/2034		9,000	9,646
NiSource Finance Corp.
3.950% due 03/30/2048		7,200	7,123
4.375% due 05/15/2047		11,100	11,707
5.650% due 02/01/2045		3,110	3,785
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		22,300	22,981
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(b)		11,248	7,340
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(b)(g)		5,367	1,959
6.750% due 10/01/2023 ^(b)(g)		1,778	644
Oglethorpe Power Corp.
5.250% due 09/01/2050		25,000	28,212
Ohio Edison Co.
6.875% due 07/15/2036		3,500	4,705
8.250% due 10/15/2038		1,000	1,486
Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040		15,100	18,207
5.300% due 06/01/2042		600	735
7.250% due 01/15/2033		3,400	4,758
7.500% due 09/01/2038		4,615	6,844
Orange S.A.
5.500% due 02/06/2044		800	965
9.000% due 03/01/2031		11,250	17,108
Pacific Gas & Electric Co.
3.750% due 08/15/2042		2,400	2,424
4.300% due 03/15/2045		3,700	4,040
4.450% due 04/15/2042		5,150	5,724
4.600% due 06/15/2043		85	96
4.750% due 02/15/2044		3,800	4,396
5.400% due 01/15/2040		800	983
5.800% due 03/01/2037		8,600	10,981
6.050% due 03/01/2034		5,630	7,340
6.250% due 03/01/2039		9,900	13,194
PacifiCorp
6.000% due 01/15/2039		200	263
PECO Energy Co.
4.150% due 10/01/2044		8,900	9,485
Pennsylvania Electric Co.
6.150% due 10/01/2038		500	617
Petrobras Global Finance BV
5.375% due 10/01/2029	GBP	14,000	18,435
5.625% due 05/20/2043		$44,687	39,995
6.850% due 06/05/2115		16,000	15,284
Plains All American Pipeline LP
4.300% due 01/31/2043		12,925	11,129
4.500% due 12/15/2026		4,650	4,726
4.700% due 06/15/2044		29,155	26,464
4.900% due 02/15/2045		29,035	27,076
5.150% due 06/01/2042		60,620	57,356

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	87

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PPL Electric Utilities Corp.
5.200% due 07/15/2041		$5,500	$6,519
Progress Energy, Inc.
6.000% due 12/01/2039		700	888
7.750% due 03/01/2031		400	567
Puget Sound Energy, Inc.
5.764% due 07/15/2040		9,000	11,335
Rio Oil Finance Trust
9.750% due 01/06/2027		21,162	22,220
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		57,300	59,592
5.500% due 04/08/2044		41,000	44,786
Shell International Finance BV
3.625% due 08/21/2042		2,400	2,301
4.000% due 05/10/2046		400	405
4.125% due 05/11/2035		71,200	75,296
4.550% due 08/12/2043		11,450	12,454
Southern California Edison Co.
6.000% due 01/15/2034		400	510
6.650% due 04/01/2029		600	777
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047		10,600	10,992
5.875% due 03/15/2041		7,500	9,110
Southwestern Electric Power Co.
2.750% due 10/01/2026		900	871
6.200% due 03/15/2040		3,100	4,086
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	2,489
SSE PLC
5.625% (EUSA5 + 4.620%) due 10/02/2017 ~(f)	EUR	2,500	2,955
5.625% (USSW5 + 4.813%) due 10/02/2017 ~(f)		$200	200
Telecom Italia Capital S.A.
7.200% due 07/18/2036		7,845	9,727
7.721% due 06/04/2038		17,800	22,923
Telecom Italia SpA
6.375% due 06/24/2019	GBP	6,500	9,447
Telefonica Europe BV
8.250% due 09/15/2030		$17,700	24,907
Toledo Edison Co.
6.150% due 05/15/2037		11,490	14,160
Verizon Communications, Inc.
3.850% due 11/01/2042		16,560	14,686
4.522% due 09/15/2048		53,892	52,333
4.672% due 03/15/2055		220,409	210,732
4.862% due 08/21/2046		2,920	2,983
5.012% due 08/21/2054		242,722	244,715
5.250% due 03/16/2037		1,100	1,210
5.500% due 03/16/2047		6,600	7,351
Virginia Electric & Power Co.
3.800% due 09/15/2047		12,100	12,167
6.000% due 05/15/2037		400	520
Vodafone Group PLC
6.150% due 02/27/2037		17,613	21,572
6.250% due 11/30/2032		2,650	3,235
Wisconsin Electric Power Co.
5.700% due 12/01/2036		220	274

			2,710,341

Total Corporate Bonds & Notes (Cost $13,494,902)			14,523,768

MUNICIPAL BONDS & NOTES 5.3%

CALIFORNIA 2.7%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		15,300	21,950
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049		4,800	6,909
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030		700	871

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.907% due 10/01/2050	$28,895	$44,212
7.043% due 04/01/2050	49,575	76,469
Burbank, California Water Revenue Bonds, (BABs), Series 2010
5.797% due 06/01/2040	2,220	2,742
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	5,887
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010
6.875% due 11/01/2026	2,550	3,307
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	15,345	22,572
7.350% due 11/01/2039	1,000	1,478
7.500% due 04/01/2034	4,840	7,037
7.550% due 04/01/2039	16,720	25,659
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	19,570	30,642
7.625% due 03/01/2040	7,575	11,615
7.950% due 03/01/2036	22,100	24,939
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	9,010	12,689
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,726
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	13,637
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	25,485	38,864
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	21,139
7.618% due 08/01/2040	5,200	7,921
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	400	607
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	2,147
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,595	9,181
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	5,000	6,167
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	100	125
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,701
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	900	1,225
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	500	674
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	13,327
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,400	14,635
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	6,600	9,161
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	25,100	34,719

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	$400	$604
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	1,800	2,493
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	400	465
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	5,115

		486,611

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,390	3,023
6.655% due 04/01/2057	44,110	54,821

		57,844

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	1,111
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	16,400	21,437
Chicago, Illinois General Obligation Bonds, Series 2012
5.432% due 01/01/2042	4,435	4,274
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044	5,000	5,351
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	25,400	27,520
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	11,015	12,190
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,510
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	1,535	1,554

		76,947

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	1,750	2,327

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2009
6.155% due 11/01/2029	400	476

MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,500	4,155

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,400	4,423

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	522

88	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	$15,005	$21,918

		22,440

NEW MEXICO 0.1%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	6,100	6,371

NEW YORK 0.9%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	6,900	9,041
6.814% due 11/15/2040	18,085	25,433
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	8,291
5.508% due 08/01/2037	800	1,004
5.572% due 11/01/2038	9,000	11,224
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,200	1,496
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	588
5.389% due 03/15/2040	200	250
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	2,735	3,129
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	9,410	11,514
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	500	648
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	241
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	84,130	94,244
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	2,800	3,088

		170,191

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	1,000	1,345
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,487
7.734% due 02/15/2033	7,325	10,150
8.084% due 02/15/2050	50,725	83,904
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	73

		96,959

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	14,515

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	14,000	18,557

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.178% due 04/01/2030	$16,000	$18,978

		37,535

Total Municipal Bonds & Notes (Cost $788,492)		980,794

U.S. GOVERNMENT AGENCIES 2.1%
Fannie Mae
3.500% due 06/01/2045 - 09/01/2046	11,675	12,076
3.500% due 07/01/2046 (i)	13,763	14,236
4.000% due 10/01/2040 - 09/01/2046	920	971
6.000% due 01/01/2023 - 06/01/2038	17	20
7.000% due 11/01/2026	15	16
8.500% due 08/01/2026	1	1
Fannie Mae, TBA
3.000% due 10/01/2047 - 11/01/2047	99,800	100,034
3.500% due 10/01/2047 - 12/01/2047	245,600	252,792
Freddie Mac
3.228% due 08/15/2032 ~	28	29
Ginnie Mae
4.500% due 09/15/2033	13	14
8.500% due 09/15/2030	5	5

Total U.S. Government Agencies (Cost $381,643)		380,194

U.S. TREASURY OBLIGATIONS 29.8%
U.S. Treasury Bonds
2.250% due 08/15/2046	13	11
2.500% due 02/15/2045 (i)	266,000	248,003
2.500% due 02/15/2046 (i)	114,685	106,630
2.750% due 11/15/2042 (i)(k)(m)	414,000	408,518
2.875% due 05/15/2043 (i)	34,900	35,165
2.875% due 08/15/2045 (i)(k)	105,207	105,639
3.000% due 11/15/2044 (i)	94,739	97,583
3.000% due 05/15/2045 (i)	390,183	401,599
3.000% due 05/15/2047 (i)	1,125,373	1,157,376
3.125% due 02/15/2042 (i)(k)	297,500	314,542
3.125% due 02/15/2043 (i)(k)(m)	199,000	209,879
3.500% due 02/15/2039 (i)	7,312	8,254
3.625% due 02/15/2044 (i)(k)(m)	302,675	347,668
5.375% due 02/15/2031 (i)(m)	2,000	2,678
U.S. Treasury Inflation Protected Securities (e)
0.375% due 07/15/2025 (k)	68,127	68,134
0.375% due 01/15/2027 (k)	5,067	5,006
0.625% due 01/15/2026 (k)	66,757	67,658
1.750% due 01/15/2028 (k)	14,489	16,222
2.000% due 01/15/2026 (k)	18,006	20,249
2.375% due 01/15/2027 (k)	119,198	139,356
2.500% due 01/15/2029 (k)	24,057	29,044
3.875% due 04/15/2029	893	1,216
U.S. Treasury Notes
1.750% due 09/30/2022 (k)	19,100	18,921
1.875% due 01/31/2022 (i)(k)	220,000	220,064
2.000% due 08/15/2025 (i)	503,900	495,151
2.000% due 11/15/2026 (i)(k)(m)	122,845	119,680
2.250% due 11/15/2025 (k)(m)	86,310	86,285
2.250% due 02/15/2027 (i)(m)	536,471	533,087
2.250% due 08/15/2027	16,556	16,438
2.375% due 05/15/2027 (i)	44,459	44,632
U.S. Treasury STRIPS (d)
0.000% due 11/15/2042	35,100	16,974
0.000% due 02/15/2043	2,000	959
0.000% due 05/15/2043	6,700	3,184
0.000% due 11/15/2043	121,050	56,668
0.000% due 02/15/2044	149,500	69,418
0.000% due 05/15/2044	22,050	10,181
0.000% due 11/15/2044	17,300	7,860

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 02/15/2045 (k)		$17,300	$7,779
0.000% due 08/15/2045 (k)		14,600	6,464

Total U.S. Treasury Obligations (Cost $5,356,478)			5,504,175

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037		20,220	22,580
BCAP LLC Trust
1.670% (12MTA + 0.840%) due 11/26/2046 ~		257	253
1.734% (US0001M + 0.500%) due 05/26/2035 ~		335	323
4.000% due 02/26/2037 ~		118	118
Merrill Lynch Mortgage Investors Trust
2.094% (US0006M + 0.680%) due 01/25/2029 ~		109	109
2.276% (US0006M + 0.820%) due 03/25/2028 ~		40	40
Structured Adjustable Rate Mortgage Loan Trust
3.216% due 09/25/2034 ~		1,301	1,301

Total Non-Agency Mortgage-Backed Securities (Cost $25,432)			24,724

ASSET-BACKED SECURITIES 0.3%
AIM Aviation Finance Ltd.
4.213% due 02/15/2040 +		20,224	20,360
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		1,204	1,281
Eagle Ltd.
2.570% due 12/15/2039		3,703	3,683
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		22,521	23,154
SBA Tower Trust
3.869% due 10/15/2049		11,400	11,578
Structured Asset Investment Loan Trust
2.137% (US0001M + 0.900%) due 01/25/2035 ~		1,365	1,372

Total Asset-Backed Securities (Cost $60,023)			61,428

SOVEREIGN ISSUES 1.1%
Brazil Government International Bond
5.000% due 01/27/2045		46,630	43,515
Colombia Government International Bond
6.125% due 01/18/2041		200	236
Mexico Government International Bond
4.600% due 01/23/2046		4,171	4,223
5.550% due 01/21/2045 (i)		19,780	22,811
5.750% due 10/12/2110		1,550	1,669
6.050% due 01/11/2040		1,238	1,490
Poland Government International Bond
2.500% due 07/25/2026	PLN	106,000	27,343
3.250% due 07/25/2025		16,700	4,607
Saudi Government International Bond
3.250% due 10/26/2026		$8,900	8,817
4.500% due 10/26/2046		46,700	46,691
4.625% due 10/04/2047 (a)		25,700	25,821
South Africa Government International Bond
10.500% due 12/21/2026	ZAR	146,500	12,154
Spain Government International Bond
2.150% due 10/31/2025	EUR	1,500	1,902

Total Sovereign Issues (Cost $197,089)			201,279

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	89

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (f)	20,200	$26,568

Total Convertible Preferred Securities (Cost $24,500)		26,568

PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.2%
AgriBank FCB
6.875% (US0003M + 4.225%) due 01/01/2024 ~(f)	130,000	14,373
Public Storage
6.375% due 03/17/2019 (f)	75,000	2,018
Reinsurance Group of America, Inc.
6.200% (US0003M + 4.370%) due 09/15/2042 ~(b)	258,700	7,360
State Street Corp.
5.900% (US0003M + 3.108%) due 03/15/2024 ~(f)	60,400	1,685
Ventas Realty LP
5.450% due 03/15/2043	120,000	3,055

		28,491

INDUSTRIALS 0.0%
Entergy Louisiana LLC
4.700% due 06/01/2063	29,925	748

	SHARES	MARKET VALUE (000S)
UTILITIES 0.2%
DTE Energy Co.
5.250% due 12/01/2062	11,150	$282
Entergy Arkansas, Inc.
4.750% due 06/01/2063	38,000	948
Entergy Texas, Inc.
5.625% due 06/01/2064	483,816	12,623
SCE Trust
5.000% due 06/26/2022 (f)	724,700	18,358
5.750% (US0003M + 2.990%) due 03/15/2024 ~(f)	463,000	12,785

		44,996

Total Preferred Securities (Cost $69,168)		74,235

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (h) 0.0%
		4,849

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
1.040% due 01/04/2018 - 01/18/2018 (c)(d)(i)(k)(m)	$7,673	7,652

Total Short-Term Instruments (Cost $12,501)		12,501

Total Investments in Securities (Cost $21,051,778)		22,432,569

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.3%

SHORT-TERM INSTRUMENTS 1.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III	23,343,243	$230,748

	Total Short-Term Instruments (Cost $230,759)	230,748

	Total Investments in Affiliates (Cost $230,759)	230,748

	Total Investments 122.6% (Cost $21,282,537)	$22,663,317

	Financial Derivative Instruments (j)(l) 0.1% (Cost or Premiums, net $(54,411))	14,463

	Other Assets and Liabilities, net (22.7)%	(4,191,356)

	Net Assets 100.0%	$18,486,424

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$54,910	$56,212	0.30%
Delta Air Lines, Inc.	3.196	09/30/2019	09/29/2014	69,195	69,180	0.37
Delta Air Lines, Inc.	3.311	05/09/2019	05/05/2014	14,525	14,526	0.08
Norwegian Air Shuttle	3.330-4.250	06/24/2026	06/25/2014	57,576	57,034	0.31
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	02/17/2015 - 03/05/2015	4,340	1,959	0.01
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	02/18/2015	1,436	644	0.00
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	25,744	0.14
Rise Ltd.	4.750	01/31/2021	02/11/2014 - 03/14/2017	15,574	15,836	0.09

				$241,556	$241,135	1.30%

90	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$4,849	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(4,946)	$4,849	$4,849

Total Repurchase Agreements						$(4,946)	$4,849	$4,849

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.250%	07/19/2017	10/19/2017		$(164,025)	$(164,452)
	1.270	08/24/2017	10/24/2017		(133,469)	(133,652)
	1.310	07/07/2017	10/06/2017		(63,375)	(63,576)
BRC	(1.500)	02/24/2017	TBD	(3)	(4,289)	(4,250)
	(0.500)	08/22/2017	TBD	(3)	(284)	(284)
	0.950	09/19/2017	TBD	(3)	(22,018)	(22,026)
	0.950	09/20/2017	TBD	(3)	(1,943)	(1,944)
BSN	1.240	08/11/2017	10/11/2017		(50,687)	(50,778)
	1.250	08/29/2017	10/27/2017		(25,625)	(25,655)
GRE	1.220	08/29/2017	10/27/2017		(28,083)	(28,115)
IND	1.250	09/18/2017	10/16/2017		(8,661)	(8,665)
JML	(0.250)	05/10/2017	TBD	(3)	(1,285)	(1,282)
JPS	1.100	09/07/2017	10/12/2017		(268,438)	(268,643)
	1.320	09/11/2017	12/11/2017		(75,187)	(75,245)
NOM	1.320	07/18/2017	10/18/2017		(14,263)	(14,303)
NXN	1.220	07/17/2017	10/17/2017		(162,862)	(163,287)
	1.220	07/19/2017	10/19/2017		(65,944)	(66,111)
	1.220	09/20/2017	10/19/2017		(94,585)	(94,623)
	1.230	07/21/2017	10/23/2017		(95,000)	(95,237)
	1.230	08/02/2017	11/02/2017		(124,531)	(124,791)
	1.230	08/18/2017	11/17/2017		(236,938)	(237,302)
	1.230	09/19/2017	11/17/2017		(45,519)	(45,539)
	1.230	09/20/2017	11/17/2017		(19,775)	(19,783)
	1.240	07/24/2017	10/19/2017		(176,594)	(177,020)
	1.260	07/12/2017	10/12/2017		(483,350)	(484,737)
	1.260	07/13/2017	10/13/2017		(101,490)	(101,778)
	1.260	09/06/2017	11/07/2017		(172,062)	(172,219)
	1.270	07/06/2017	10/06/2017		(437,851)	(439,210)
	1.270	07/10/2017	10/10/2017		(180,875)	(181,411)
	1.270	09/20/2017	10/10/2017		(20,764)	(20,773)
RDR	1.320	09/13/2017	10/02/2017		(41,725)	(41,754)
SCX	1.300	09/12/2017	10/12/2017		(161,605)	(161,722)
SGY	1.200	09/28/2017	10/04/2017		(3,436)	(3,437)

Total Reverse Repurchase Agreements						$(3,493,604)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
UBS	1.210%	08/07/2017	10/06/2017	$(15,018)	$(15,016)
	1.210	08/08/2017	10/11/2017	(12,854)	(12,850)
	1.210	08/09/2017	10/10/2017	(65,050)	(65,033)
	1.220	09/20/2017	11/03/2017	(594)	(593)
	1.280	09/05/2017	12/04/2017	(104,426)	(104,193)
	1.280	09/06/2017	12/07/2017	(260,238)	(259,629)
	1.280	09/20/2017	12/07/2017	(381)	(380)

Total Sale-Buyback Transactions					$(457,694)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	91

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOM	$0	$(361,680)	$0	$(361,680)	$360,672	$(1,008)
BRC	0	(28,504)	0	(28,504)	29,410	906
BSN	0	(76,433)	0	(76,433)	76,135	(298)
FICC	4,849	0	0	4,849	(4,946)	(97)
GRE	0	(28,115)	0	(28,115)	27,848	(267)
IND	0	(8,665)	0	(8,665)	8,439	(226)
JML	0	(1,282)	0	(1,282)	1,326	44
JPS	0	(343,888)	0	(343,888)	341,000	(2,888)
NOM	0	(14,303)	0	(14,303)	14,672	369
NXN	0	(2,423,821)	0	(2,423,821)	2,411,177	(12,644)
RDR	0	(41,754)	0	(41,754)	41,485	(269)
SCX	0	(161,722)	0	(161,722)	160,134	(1,588)
SGY	0	(3,437)	0	(3,437)	3,396	(41)

Master Securities Forward Transaction Agreement
TOR	0	0	0	0	(1)	(1)
UBS	0	0	(457,694)	(457,694)	455,569	(2,125)

Total Borrowings and Other Financing Transactions	$4,849	$(3,493,604)	$(457,694)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(7,760)	$(7,760)
Sovereign Issues	0	0	0	(22,026)	(22,026)
U.S. Government Agencies	0	(14,303)	0	0	(14,303)
U.S. Treasury Obligations	0	(2,774,636)	(674,879)	0	(3,449,515)

Total	$0	$(2,788,939)	$(674,879)	$(29,786)	$(3,493,604)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(92,899)	(364,795)	0	(457,694)

Total	$0	$(92,899)	$(364,795)	$0	$(457,694)

Total Borrowings	$0	$(2,881,838)	$(1,039,674)	$(29,786)	$(3,951,298)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(3,951,298)

(i)	Securities with an aggregate market value of $3,928,870 and cash of $430 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(3,930,202) at a weighted average interest rate of 1.058%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(867) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	9,166	$22,915	$930	$516

Total Purchased Options					$930	$516

92	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$124.000	11/24/2017	1,064	$1,064	$(214)	$(214)
Call - CBOT U.S. Treasury 10-Year Note December Futures	127.000	11/24/2017	1,064	1,064	(315)	(316)
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.000	10/27/2017	1,067	1,067	(240)	(450)
Put - CBOT U.S. Treasury 10-Year Note November Futures	126.000	10/27/2017	376	376	(76)	(379)
Call - CBOT U.S. Treasury 10-Year Note November Futures	127.500	10/27/2017	1,067	1,067	(191)	(59)
Call - CBOT U.S. Treasury 10-Year Note November Futures	129.000	10/27/2017	376	376	(123)	(11)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	9,166	22,915	(1,067)	(172)

					$(2,226)	$(1,601)

Total Written Options					$(2,226)	$(1,601)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2017	611	$76,566	$(164)	$0	$(143)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	12,821	$	(3,139,382)	$7,712	$1,282	$0
90-Day Eurodollar March Futures	03/2018	721		(177,384)	169	9	0
90-Day Eurodollar March Futures	03/2019	8,815		(2,161,658)	(6,508)	771	0
90-Day Eurodollar September Futures	09/2019	12,234		(2,997,483)	7,181	1,223	0
Euro-Bund 10-Year Bond December Futures	12/2017	371	EUR	(70,600)	710	97	(92)

					$9,264	$3,382	$(92)

Total Futures Contracts					$9,100	$3,382	$(235)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Cox Communications, Inc.	(1.000)%	Quarterly	12/20/2020	0.343%	$	17,200	$(150)	$(213)	$(363)	$0	$(6)
Dow Chemical Co.	(1.000)	Quarterly	12/20/2020	0.215		31,600	(468)	(327)	(795)	0	(10)

							$(618)	$(540)	$(1,158)	$0	$(16)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Arconic, Inc.	1.000%	Quarterly	03/20/2021	0.709%	$	2,700	$(119)	$146	$27	$0	$(1)
Arconic, Inc.	1.000	Quarterly	06/20/2021	0.806		2,600	(121)	141	20	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2021	0.365		20,500	251	197	448	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.460		12,000	120	148	268	2	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.548		4,600	83	12	95	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.708		7,600	(51)	173	122	0	(7)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.783		4,000	(46)	98	52	0	(6)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2024	0.846		17,050	(267)	436	169	0	(20)
Canadian Natural Resources Ltd.	1.000	Quarterly	06/20/2022	0.840		7,800	(112)	171	59	3	0
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	1.216		5,400	(146)	96	(50)	0	(2)
Ford Motor Co.	5.000	Quarterly	12/20/2021	0.695		10,900	1,617	308	1,925	14	0
Ford Motor Co.	5.000	Quarterly	06/20/2022	0.882		4,160	729	48	777	2	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.322		5,300	961	162	1,123	0	(3)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2021	0.591		8,200	1,306	13	1,319	0	(3)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2022	0.909		2,100	366	23	389	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	93

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Goldman Sachs Group, Inc.	1.000%	Quarterly	09/20/2020	0.378%	$	7,800	$120	$24	$144	$1	$0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.396		20,000	305	82	387	8	0
MetLife, Inc.	5.000	Quarterly	09/20/2019	0.156		1,100	138	(32)	106	0	0
MetLife, Inc.	1.000	Quarterly	09/20/2020	0.248		20,600	218	242	460	0	(1)
MetLife, Inc.	1.000	Quarterly	06/20/2021	0.347		25,000	99	501	600	0	(4)
MetLife, Inc.	1.000	Quarterly	09/20/2021	0.380		11,000	(10)	276	266	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.409		13,750	69	267	336	3	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.498		16,550	189	192	381	0	(3)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.570		20,900	422	31	453	4	0
Pacific Gas & Electric Co.	1.000	Quarterly	06/20/2021	0.401		2,000	36	8	44	0	(2)
Prudential Financial, Inc.	1.000	Quarterly	12/20/2020	0.292		10,000	98	129	227	2	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.367		7,300	(21)	191	170	0	(1)
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2021	0.475	EUR	1,000	(9)	33	24	0	(1)
Telefonica Emisiones S.A.U.	1.000	Quarterly	12/20/2021	0.553		7,000	(99)	259	160	0	(7)
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2022	0.649		2,000	(2)	42	40	0	(1)
Time Warner Cable LLC	1.000	Quarterly	12/20/2020	0.249	$	1,100	18	8	26	0	0
Toll Brothers Finance Corp.	1.000	Quarterly	03/20/2021	0.451		5,700	(96)	204	108	0	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2017	0.148	EUR	3,800	29	(19)	10	0	0

							$6,075	$4,610	$10,685	$39	$(66)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
iTraxx Europe Main 28 5-Year Index	(1.000)%	Quarterly	12/20/2022	EUR	217,200	$(5,757)	$(73)	$(5,830)	$0	$(135)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-27 5-Year Index	1.000%	Quarterly	06/20/2022	$8,400	$(452)	$190	$(262)	$5	$0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	48,000	(2,003)	79	(1,924)	24	0
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020	843,700	14,882	3,402	18,284	233	0
CDX.IG-26 5-Year Index	1.000	Quarterly	06/20/2021	81,001	1,480	396	1,876	18	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	108,500	1,657	805	2,462	16	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	7,820,900	144,385	22,685	167,070	2,761	0

					$159,949	$27,557	$187,506	$3,057	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	Semi-Annual	03/16/2019		$1,997,300	$(1,493)	$(16,541)	$(18,034)	$399	$0
Receive(6)	3-Month USD-LIBOR	2.910	Semi-Annual	08/20/2019		1,492,300	(13,028)	(1,794)	(14,822)	621	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	07/12/2023		148,200	921	(519)	402	257	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		614,210	(12,287)	35,749	23,462	1,153	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		25,800	2,058	(379)	1,679	46	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2036		13,000	(37)	(13)	(50)	2	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2036		11,000	357	(1)	356	0	(3)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		23,000	(313)	481	168	0	(39)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		133,530	(4,727)	13,152	8,425	0	(238)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		700	113	9	122	0	(2)
Pay(6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028		41,400	(255)	339	84	10	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048		16,500	(217)	876	659	7	0
Receive(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		253,100	2,044	(5,191)	(3,147)	339	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		349,700	(10,527)	9,256	(1,271)	0	(1,182)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		22,700	(811)	101	(710)	0	(176)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	3,020,000	(580)	(811)	(1,391)	20	0
Receive(6)	6-Month JPY-LIBOR	1.000	Semi-Annual	09/20/2024		27,860,000	476	(10,049)	(9,573)	245	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		12,550,000	(346)	(239)	(585)	76	0
Receive(6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		1,680,000	0	(25)	(25)	10	0
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		4,295,000	(3,671)	(641)	(4,312)	71	0
Pay	28-Day MXN-TIIE	5.722	Lunar	02/13/2023	MXN	18,100	(7)	(45)	(52)	0	(2)
Pay	28-Day MXN-TIIE	5.740	Lunar	04/24/2023		499,100	(2)	(1,435)	(1,437)	0	(52)

94	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	28-Day MXN-TIIE	5.738%	Lunar	04/25/2023	$	1,115,700	$0	$(3,219)	$(3,219)	$0	$(117)
Pay	28-Day MXN-TIIE	5.925	Lunar	08/04/2023		19,000	0	(49)	(49)	0	(2)
Pay	28-Day MXN-TIIE	5.935	Lunar	08/04/2023		20,000	0	(51)	(51)	0	(2)
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026		260,000	(1,547)	599	(948)	0	(34)
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		165,700	(941)	377	(564)	0	(21)
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		42,500	(49)	105	56	0	(5)
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027		97,600	(18)	283	265	0	(12)
Pay	28-Day MXN-TIIE	7.730	Lunar	02/25/2027		726,400	749	1,195	1,944	0	(91)
Pay	28-Day MXN-TIIE	6.190	Lunar	01/03/2035		2,119,000	(21,707)	7,334	(14,373)	0	(471)
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		1,389,300	142	(219)	(77)	0	(345)
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		848,000	0	(157)	(157)	0	(211)
Pay	UKRPI	3.585	Maturity	10/15/2046	GBP	5,350	0	379	379	34	0

							$(65,703)	$28,857	$(36,846)	$3,290	$(3,005)

Total Swap Agreements							$93,946	$60,411	$154,357	$6,386	$(3,222)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$516	$3,382	$6,386	$10,284	$(1,601)	$(235)	$(3,222)	$(5,058)

(k)	Securities with an aggregate market value of $404,505 and cash of $21,781 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	10/2017		$129,831	EUR	110,589	$874	$0
	11/2017	EUR	110,589		$130,041	0	(873)
CBK	10/2017	ZAR	105,331		8,023	245	0
FBF	11/2017		$1,015	GBP	757	1	0
GLM	10/2017	GBP	53,933		$69,785	0	(2,485)
	10/2017		$3,056	GBP	2,267	10	(29)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	95

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2017	JPY	83,400		$742	$0	$0
HUS	10/2017		$1,829	GBP	1,368	4	0
	11/2017	PLN	109,141		$30,285	376	0
JPM	10/2017		$69,203	GBP	51,666	53	(23)
	11/2017	GBP	50,099		$67,147	0	(51)
	11/2017		$3,388	EUR	2,863	1	0
MSB	10/2017	EUR	110,589		$133,282	2,577	0
SCX	10/2017	JPY	83,400		770	29	0
UAG	10/2017		$1,613	EUR	1,370	6	0

Total Forward Foreign Currency Contracts						$4,176	$(3,461)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.120%	04/17/2018	$	101,300	$2,347	$683
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	06/28/2019		50,000	3,840	4,782
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		50,700	1,511	1,574
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.510	11/07/2019		125,000	11,250	12,111
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933	08/13/2018		400	42	9
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019		126,500	5,988	2,619
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		41,800	1,268	1,298
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	08/26/2019		96,800	4,646	6,993
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.550	02/21/2018	GBP	52,700	356	137
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.470	03/01/2018		62,650	415	237
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.120	04/17/2018		$52,500	1,190	354
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019		32,400	2,187	913
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019		116,300	5,815	2,744
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.660	08/26/2019		44,900	1,976	3,383
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		34,800	1,079	1,080
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019		28,500	1,639	561
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018		77,300	6,768	1,132
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018		10,600	957	606
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018		90,100	8,131	1,320
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018		167,450	15,625	2,341
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018		161,800	14,966	2,233
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	10/21/2019		150,000	10,800	13,831
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	11/07/2019		76,400	7,258	4,396
RBC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	08/26/2019		70,800	3,767	5,115
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.710	08/26/2019		143,200	7,393	10,056

								$121,214	$80,508

Total Purchased Options								$121,214	$80,508

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-28 5-Year	Sell	0.800%	11/15/2017	$	53,300	$(59)	$(7)
CBK	Put - OTC CDX.IG-28 5-Year	Sell	0.800	11/15/2017		7,200	(9)	(1)

							$(68)	$(8)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD	$ 1.240	11/09/2017	EUR	10,000	$(54)	$(8)

96	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$21,500	$(178)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	19,600	(253)	0

						$(431)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	06/28/2019	$	255,000	$(4,000)	$(5,591)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019		218,000	(1,546)	(1,693)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/07/2019		625,000	(11,269)	(13,202)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	04/17/2018		217,500	(2,360)	(732)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	08/13/2018		1,800	(42)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019		647,700	(6,625)	(2,452)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019		179,700	(1,268)	(1,395)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019		486,000	(4,732)	(6,800)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.980	02/21/2018		68,800	(382)	(8)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019		141,400	(2,194)	(609)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019		581,500	(5,868)	(2,211)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019		225,400	(1,976)	(3,154)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019		149,600	(1,087)	(1,161)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019		125,600	(1,641)	(367)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	04/17/2018		112,700	(1,258)	(379)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018		340,900	(6,857)	(595)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018		118,900	(2,316)	(1,374)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/01/2018		81,000	(467)	(11)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018		397,600	(8,133)	(694)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018		1,449,650	(30,843)	(2,554)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/21/2019		750,000	(10,830)	(15,512)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	11/07/2019		382,000	(7,258)	(4,286)
RBC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019		1,076,000	(11,231)	(15,054)

								$(124,183)	$(79,837)

Total Written Options								$(124,736)	$(79,853)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.811%	$	9,750	$(299)	$368	$69	$0
	Italy Government International Bond	1.000	Quarterly	09/20/2019	0.432		60,400	320	371	691	0
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.519		29,604	(95)	451	356	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.571		30,950	15	349	364	0
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.171		37,600	146	401	547	0
	Spain Government International Bond	1.000	Quarterly	12/20/2019	0.194		50,000	216	688	904	0
BPS	China Government International Bond	1.000	Quarterly	09/20/2020	0.347		10,550	(103)	308	205	0
	China Government International Bond	1.000	Quarterly	12/20/2020	0.368		10,000	(190)	392	202	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.811		9,750	(265)	334	69	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2022	0.945		4,200	(47)	59	12	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.985		81,900	(1,182)	1,264	82	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2018	0.506		33,600	(1,664)	1,796	132	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	0.927		38,000	(2,102)	2,169	67	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.652		8,600	(353)	108	0	(245)
	Philippines Government International Bond	1.000	Quarterly	12/20/2021	0.510		10,000	9	193	202	0
	Santander Issuances S.A.U.	1.000	Quarterly	12/20/2019	0.610	EUR	13,100	(429)	570	141	0
BRC	Brazil Government International Bond	1.000	Quarterly	03/20/2020	0.946	$	4,625	(429)	437	8	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.811		31,700	(923)	1,148	225	0
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.519		14,700	(24)	201	177	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.571		3,600	5	37	42	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.985		350	(5)	5	0	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2022	1.047		9,900	(463)	444	0	(19)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	97

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2020	1.196%			$7,000	$(861)	$827	$0	$(34)
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.171			50,000	194	533	727	0
CBK	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.519			114,500	163	1,214	1,377	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.375			15,400	63	83	146	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.985			12,150	(178)	190	12	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.102			24,800	(157)	41	0	(116)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.652			2,900	(116)	33	0	(83)
	Shire Acquisitions Investments Ireland DAC +	1.000	Quarterly	12/20/2021	1.079	EU	R	18,200	(676)	470	0	(206)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.350			$1,000	(83)	71	0	(12)
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.171			42,650	208	412	620	0
DUB	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.401			134,400	316	1,105	1,421	0
	Italy Government International Bond	1.000	Quarterly	09/20/2019	0.432			70,100	(284)	1,086	802	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.316			2,500	4	18	22	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.375			19,400	(57)	241	184	0
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.171			44,100	150	492	642	0
GST	China Government International Bond	1.000	Quarterly	06/20/2021	0.438			8,400	(64)	237	173	0
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.519			55,000	79	583	662	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.571			23,550	0	277	277	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.102			25,800	(154)	33	0	(121)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	0.927			800	(47)	48	1	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.982			700	(78)	79	1	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.260			5,400	(519)	471	0	(48)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.652			11,900	(486)	147	0	(339)
HUS	China Government International Bond	1.000	Quarterly	09/20/2020	0.347			35,900	(104)	800	696	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.811			7,100	(219)	270	51	0
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.401			123,100	(1,412)	2,714	1,302	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.571			4,000	(4)	51	47	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.375			16,400	8	148	156	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2020	0.613			10,750	(225)	350	125	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.102			60,000	(391)	110	0	(281)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2019	0.855			8,250	(593)	616	23	0
	Spain Government International Bond	1.000	Quarterly	12/20/2019	0.194			43,800	168	624	792	0
JPM	Brazil Government International Bond	1.000	Quarterly	12/20/2017	0.371			2,800	(132)	137	5	0
	China Government International Bond	1.000	Quarterly	09/20/2020	0.347			8,400	(3)	166	163	0
	China Government International Bond	1.000	Quarterly	06/20/2021	0.438			14,500	(75)	374	299	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.811			13,250	(356)	450	94	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.571			50,000	74	515	589	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.375			52,300	209	288	497	0
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.171			4,300	19	44	63	0
	Williams Cos., Inc.	1.000	Quarterly	09/20/2019	0.245			3,800	9	49	58	0
MYC	China Government International Bond	1.000	Quarterly	06/20/2021	0.438			12,200	(91)	343	252	0
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.401			30,100	(254)	572	318	0
	Italy Government International Bond	1.000	Quarterly	09/20/2019	0.432			12,200	(128)	268	140	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.571			40,600	75	403	478	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.375			8,950	35	50	85	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2018	0.472			5,500	(249)	265	16	0
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.171			102,300	479	1,009	1,488	0
	Spain Government International Bond	1.000	Quarterly	09/20/2019	0.184			24,500	363	37	400	0
	Spain Government International Bond	1.000	Quarterly	12/20/2019	0.194			58,000	251	797	1,048	0
NGF	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.350			3,100	(256)	218	0	(38)
UAG	China Government International Bond	1.000	Quarterly	06/20/2021	0.438			5,000	(44)	147	103	0

									$(13,291)	$32,599	$20,850	$(1,542)

98	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
CBK	MCDX-28 5-Year Index	1.000%	Quarterly	06/20/2022	$ 64,500	$987	$527	$1,514	$0
DUB	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	4,400	(437)	(48)	0	(485)
FBF	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	122,400	(6,174)	6,626	452	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(53)	35	0	(18)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	35,800	(1,903)	2,035	132	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,100	(451)	434	0	(17)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	6,200	(1,109)	323	0	(786)
JPS	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	15,300	(811)	(1,500)	0	(2,311)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	22,600	(1,985)	(504)	0	(2,489)
MEI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	396	(4)	7	3	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	28,400	(1,590)	1,695	105	0
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	3,200	(312)	(40)	0	(352)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	1,300	(160)	(5)	0	(165)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,700	(228)	149	0	(79)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,400	(197)	209	12	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,400	(586)	565	0	(21)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	19,500	(1,433)	(1,512)	0	(2,945)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	17,800	(2,052)	92	0	(1,960)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	2,000	(321)	(30)	0	(351)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	12,600	(2,376)	779	0	(1,597)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,900	(139)	89	0	(50)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,200	(92)	59	0	(33)

						$(21,426)	$9,985	$2,218	$(13,659)

Total Swap Agreements						$(34,717)	$42,584	$23,068	$(15,201)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$19,150	$2,931	$22,081	$0	$(21,226)	$0	$(21,226)	$855	$(1,940)	$(1,085)
BPS	874	0	1,112	1,986	(873)	0	(245)	(1,118)	868	(650)	218
BRC	0	0	1,179	1,179	0	(7)	(53)	(60)	1,119	(1,080)	39
CBK	245	0	3,669	3,914	0	(1)	(417)	(418)	3,496	(3,690)	(194)
DUB	0	3,926	3,071	6,997	0	(3,850)	(485)	(4,335)	2,662	(2,810)	(148)
FAR	0	6,993	0	6,993	0	(6,800)	0	(6,800)	193	(600)	(407)
FBF	1	0	452	453	0	0	0	0	453	(280)	173
GLM	10	9,409	0	9,419	(2,514)	(7,889)	0	(10,403)	(984)	739	(245)
GST	0	0	1,246	1,246	0	0	(1,329)	(1,329)	(83)	278	195
HUS	380	0	3,192	3,572	0	0	(281)	(281)	3,291	(3,340)	(49)
JPM	54	1,738	1,768	3,560	(74)	(1,969)	0	(2,043)	1,517	(1,820)	(303)
JPS	0	0	0	0	0	0	(4,800)	(4,800)	(4,800)	5,173	373
MEI	0	0	108	108	0	0	(517)	(517)	(409)	589	180
MSB	2,577	0	0	2,577	0	0	0	0	2,577	(2,940)	(363)
MYC	0	24,121	4,237	28,358	0	(23,057)	(6,953)	(30,010)	(1,652)	(1,307)	(2,959)
NGF	0	0	0	0	0	0	(38)	(38)	(38)	131	93
RBC	0	15,171	0	15,171	0	(15,054)	0	(15,054)	117	(570)	(453)
SAL	0	0	0	0	0	0	(50)	(50)	(50)	0	(50)
SCX	29	0	0	29	0	0	0	0	29	0	29
UAG	6	0	103	109	0	0	(33)	(33)	76	0	76

Total Over the Counter	$4,176	$80,508	$23,068	$107,752	$(3,461)	$(79,853)	$(15,201)	$(98,515)

(m)	Securities with an aggregate market value of $7,634 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	99

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$516	$516
Futures	0	0	0	0	3,382	3,382
Swap Agreements	0	3,096	0	0	3,290	6,386

	$0	$3,096	$0	$0	$7,188	$10,284

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,176	$0	$4,176
Purchased Options	0	0	0	0	80,508	80,508
Swap Agreements	0	23,068	0	0	0	23,068

	$0	$23,068	$0	$4,176	$80,508	$107,752

	$0	$26,164	$0	$4,176	$87,696	$118,036

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,601	$1,601
Futures	0	0	0	0	235	235
Swap Agreements	0	217	0	0	3,005	3,222

	$0	$217	$0	$0	$4,841	$5,058

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,461	$0	$3,461
Written Options	0	8	0	8	79,837	79,853
Swap Agreements	0	15,201	0	0	0	15,201

	$0	$15,209	$0	$3,469	$79,837	$98,515

	$0	$15,426	$0	$3,469	$84,678	$103,573

100	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$4,042	$4,042
Futures	0	0	0	0	(26,477)	(26,477)
Swap Agreements	0	48,199	0	0	(7,157)	41,042

	$0	$48,199	$0	$0	$(29,592)	$18,607

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(19,571)	$0	$(19,571)
Purchased Options	0	0	0	0	(7,508)	(7,508)
Written Options	0	0	0	0	8,206	8,206
Swap Agreements	0	33,611	0	1	(1,528)	32,084

	$0	$33,611	$0	$(19,570)	$(830)	$13,211

	$0	$81,810	$0	$(19,570)	$(30,422)	$31,818

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(414)	$(414)
Written Options	0	0	0	0	625	625
Futures	0	0	0	0	17,250	17,250
Swap Agreements	0	16,078	0	0	(1,781)	14,297

	$0	$16,078	$0	$0	$15,680	$31,758

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,817	$0	$1,817
Purchased Options	0	0	0	0	(41,519)	(41,519)
Written Options	0	60	0	46	58,168	58,274
Swap Agreements	0	(4,128)	0	0	3,939	(189)

	$0	$(4,068)	$0	$1,863	$20,588	$18,383

	$0	$12,010	$0	$1,863	$36,268	$50,141

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$347,964	$294,939	$642,903
Corporate Bonds & Notes
Banking & Finance	0	4,411,938	25,744	4,437,682
Industrials	0	7,368,270	7,475	7,375,745
Utilities	0	2,710,341	0	2,710,341
Municipal Bonds & Notes
California	0	486,611	0	486,611
Georgia	0	57,844	0	57,844
Illinois	0	76,947	0	76,947
Indiana	0	2,327	0	2,327
Kentucky	0	476	0	476
Massachusetts	0	4,155	0	4,155
Mississippi	0	4,423	0	4,423
New Jersey	0	22,440	0	22,440
New Mexico	0	6,371	0	6,371
New York	0	170,191	0	170,191
Ohio	0	96,959	0	96,959
Pennsylvania	0	14,515	0	14,515
Texas	0	37,535	0	37,535
U.S. Government Agencies	0	380,194	0	380,194
U.S. Treasury Obligations	0	5,504,175	0	5,504,175
Non-Agency Mortgage-Backed Securities	0	24,724	0	24,724
Asset-Backed Securities	0	41,068	20,360	61,428
Sovereign Issues	0	201,279	0	201,279
Convertible Preferred Securities
Banking & Finance	0	26,568	0	26,568
Preferred Securities
Banking & Finance	10,415	18,076	0	28,491
Industrials	748	0	0	748
Utilities	13,571	31,425	0	44,996

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short-Term Instruments
Repurchase Agreements	$0	$4,849	$0	$4,849
U.S. Treasury Bills	0	7,652	0	7,652

	$24,734	$22,059,317	$348,518	$22,432,569

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$230,748	$0	$0	$230,748

Total Investments	$255,482	$22,059,317	$348,518	$22,663,317

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,898	6,386	0	10,284
Over the counter	0	107,752	0	107,752

	$3,898	$114,138	$0	$118,036

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(937)	(4,121)	0	(5,058)
Over the counter	0	(98,309)	(206)	(98,515)

	$(937)	$(102,430)	$(206)	$(103,573)

Total Financial Derivative Instruments	$2,961	$11,708	$(206)	$14,463

Totals	$258,443	$22,071,025	$348,312	$22,677,780

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	101

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

September 30, 2017 (Unaudited)

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases(1)	Net Sales(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017(2)
Investments in Securities, at Value
Loan Participations and Assignments	$263,076	$44,898	$(14,873)	$(4)	$(4)	$1,846	$0	$0	$294,939	$1,829
Corporate Bonds & Notes
Banking & Finance	24,069	0	0	0	0	1,675	0	0	25,744	1,675
Industrials	0	0	0	0	0	0	7,475	0	7,475	0
Asset-Backed Securities	21,030	0	(886)	0	0	216	0	0	20,360	212

	$308,175	$44,898	$(15,759)	$(4)	$(4)	$3,737	$7,475	$0	$348,518	$3,716

Financial Derivative Instruments - Liabilities
Over the counter	$(155)	$155	$0	$(676)	$0	$470	$0	$0	$(206)	$(120)

Totals	$308,020	$45,053	$(15,759)	$(680)	$(4)	$4,207	$7,475	$0	$348,312	$3,596

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$294,939	Proxy Pricing	Base Price	99.625-102.500
Corporate Bonds & Notes
Banking & Finance	25,744	Reference Instrument	OAS Spread	550.040 bps
Industrials	7,475	Third Party Vendor	Broker Quote	99.672
Asset-Backed Securities	20,360	Third Party Vendor	Broker Quote	100.694

Financial Derivative Instruments - Liabilities
Over the counter	(206)	Indicative Market Quotation	Broker Quote	(0.990)

Total	$348,312

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

102	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Portfolio

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.4%

CORPORATE BONDS & NOTES 41.2%

BANKING & FINANCE 24.7%
ABN AMRO Bank NV
2.450% due 06/04/2020	$490	$494
2.500% due 10/30/2018	1,000	1,008
Air Lease Corp.
2.625% due 09/04/2018	905	912
American Express Co.
7.000% due 03/19/2018	3,200	3,279
American Express Credit Corp.
2.047% (US0003M + 0.730%) due 05/26/2020 ~	720	726
American International Group, Inc.
4.875% due 06/01/2022	138	152
ANZ New Zealand International Ltd.
2.250% due 02/01/2019	1,500	1,507
Australia & New Zealand Banking Group Ltd.
1.988% (US0003M + 0.660%) due 09/23/2019 ~	1,600	1,613
Aviation Capital Group Corp.
4.625% due 01/31/2018	500	505
Bank of America Corp.
2.151% due 11/09/2020	1,000	998
3.124% (US0003M + 1.160%) due 01/20/2023 ~	700	711
5.700% due 01/24/2022	1,050	1,182
6.875% due 04/25/2018	514	529
Bank of New York Mellon Corp.
2.050% due 05/03/2021	600	597
2.450% due 11/27/2020	140	142
2.500% due 04/15/2021	200	202
2.600% due 08/17/2020	410	416
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.866% (US0003M + 0.550%) due 03/05/2018 ~	600	601
Barclays PLC
3.200% due 08/10/2021	900	914
3.250% due 01/12/2021	400	408
Bear Stearns Cos. LLC
4.650% due 07/02/2018	1,200	1,226
Capital One Financial Corp.
2.500% due 05/12/2020	1,000	1,005
Caterpillar Financial Services Corp.
7.050% due 10/01/2018	1,255	1,322
CC Holdings GS LLC
3.849% due 04/15/2023	970	1,016
Citigroup, Inc.
1.750% due 05/01/2018	400	400
2.450% due 01/10/2020	700	705
2.500% due 09/26/2018	500	503
2.700% due 03/30/2021	2,000	2,023
Citizens Bank N.A.
2.500% due 03/14/2019	400	403
Commonwealth Bank of Australia
1.750% due 11/07/2019	700	697
2.250% due 03/13/2019	3,000	3,019
Cooperatieve Rabobank UA
3.950% due 11/09/2022	1,000	1,050
Credit Suisse AG
3.000% due 10/29/2021	610	626
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020	655	662
3.450% due 04/16/2021	400	411
3.800% due 06/09/2023	900	933
Deutsche Bank AG
2.754% (US0003M + 1.450%) due 01/18/2019 ~	500	506
4.250% due 10/14/2021	800	839
Discover Bank
2.000% due 02/21/2018	1,500	1,502

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ford Motor Credit Co. LLC
2.391% (US0003M + 1.080%) due 08/03/2022 ~	$1,900	$1,900
2.551% due 10/05/2018	500	503
General Motors Financial Co., Inc.
3.250% due 05/15/2018	718	725
6.750% due 06/01/2018	800	826
Goldman Sachs Group, Inc.
2.117% (US0003M + 0.800%) due 12/13/2019 ~	2,000	2,016
2.900% due 07/19/2018	1,000	1,009
4.000% due 03/03/2024	2,200	2,324
5.375% due 03/15/2020	500	537
Guardian Life Global Funding
2.000% due 04/26/2021	700	691
Harley-Davidson Financial Services, Inc.
2.400% due 06/15/2020	1,100	1,101
HSBC Holdings PLC
3.600% due 05/25/2023	600	625
HSBC USA, Inc.
2.750% due 08/07/2020	1,000	1,019
ING Bank NV
1.800% due 03/16/2018	585	586
ING Groep NV
3.150% due 03/29/2022	800	816
International Lease Finance Corp.
6.250% due 05/15/2019	700	744
Jackson National Life Global Funding
1.875% due 10/15/2018	350	351
2.250% due 04/29/2021	200	199
JPMorgan Chase & Co.
2.295% due 08/15/2021	1,700	1,699
2.400% due 06/07/2021	200	201
2.550% due 10/29/2020	550	556
LeasePlan Corp. NV
2.500% due 05/16/2018	400	401
2.875% due 01/22/2019	600	602
Lloyds Bank PLC
2.000% due 08/17/2018	1,200	1,201
Macquarie Bank Ltd.
2.600% due 06/24/2019	1,000	1,008
Metropolitan Life Global Funding
1.754% (US0003M + 0.430%) due 12/19/2018 ~	600	603
Morgan Stanley
2.109% (US0003M + 0.800%) due 02/14/2020 ~	2,500	2,512
3.700% due 10/23/2024	900	933
5.500% due 07/28/2021	1,400	1,554
7.300% due 05/13/2019	770	834
National Australia Bank Ltd.
2.250% due 01/10/2020	3,000	3,014
New York Life Global Funding
2.000% due 04/13/2021	1,000	994
PNC Bank N.A.
2.450% due 11/05/2020	280	283
Pricoa Global Funding
1.900% due 09/21/2018	1,200	1,203
Principal Life Global Funding
2.150% due 01/10/2020	3,500	3,503
Protective Life Global Funding
2.615% due 08/22/2022	2,000	1,998
Qatari Diar Finance Co.
5.000% due 07/21/2020	2,300	2,436
Santander Holdings USA, Inc.
2.767% (US0003M + 1.450%) due 11/24/2017 ~	2,300	2,305
State Street Corp.
2.217% (US0003M + 0.900%) due 08/18/2020 ~	520	531
Sumitomo Mitsui Banking Corp.
1.884% (US0003M + 0.580%) due 01/16/2018 ~	700	701
2.050% due 01/18/2019	1,500	1,505

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sumitomo Mitsui Financial Group, Inc.
2.442% due 10/19/2021	$900	$896
Synchrony Financial
2.541% (US0003M + 1.230%) due 02/03/2020 ~	450	455
Toyota Motor Credit Corp.
1.744% (US0003M + 0.440%) due 10/18/2019 ~	700	705
U.S. Bank N.A.
1.614% (US0003M + 0.300%) due 01/26/2018 ~	640	640
UBS AG
1.800% due 03/26/2018	1,000	1,002
2.029% (US0003M + 0.700%) due 03/26/2018 ~	460	461
UBS Group Funding Switzerland AG
2.950% due 09/24/2020	710	722
Vonovia Finance BV
3.200% due 10/02/2017	400	400
Waha Aerospace BV
3.925% due 07/28/2020	276	283
WEA Finance LLC
3.250% due 10/05/2020	400	409
Wells Fargo & Co.
1.500% due 01/16/2018	500	500
2.239% (US0003M + 0.930%) due 02/11/2022 ~	600	606
2.423% (US0003M + 1.110%) due 01/24/2023 ~	2,800	2,850
2.656% (US0003M + 1.340%) due 03/04/2021 ~	1,190	1,228

		93,450

INDUSTRIALS 14.2%
Abbott Laboratories
2.350% due 11/22/2019	700	706
AbbVie, Inc.
2.000% due 11/06/2018	1,000	1,003
Alibaba Group Holding Ltd.
2.500% due 11/28/2019	770	777
America West Airlines Pass-Through Trust
8.057% due 01/02/2022	93	105
American Airlines Pass Through Trust
3.375% due 11/01/2028	452	456
Anheuser-Busch InBev Worldwide, Inc.
2.200% due 08/01/2018	2,516	2,528
AP Moller - Maersk A/S
2.550% due 09/22/2019	1,000	1,006
Baidu, Inc.
2.250% due 11/28/2017	625	626
BAT Capital Corp.
2.297% due 08/14/2020	700	703
Baxalta, Inc.
2.875% due 06/23/2020	1,500	1,523
Boston Scientific Corp.
2.650% due 10/01/2018	1,700	1,716
BP AMI Leasing, Inc.
5.523% due 05/08/2019	895	946
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	171	180
CVS Health Corp.
2.800% due 07/20/2020	200	204
Daimler Finance North America LLC
1.650% due 05/18/2018	1,400	1,400
2.300% due 01/06/2020	1,500	1,507
Dell International LLC
5.450% due 06/15/2023	200	220
Delphi Automotive PLC
3.150% due 11/19/2020	400	409
Deutsche Telekom International Finance BV
6.000% due 07/08/2019	2,500	2,674

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	103

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dominion Energy Gas Holdings LLC
2.800% due 11/15/2020	$350	$356
EMD Finance LLC
2.400% due 03/19/2020	200	202
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~	1,200	1,210
Enterprise Products Operating LLC
2.550% due 10/15/2019	110	111
ERAC USA Finance LLC
6.375% due 10/15/2017	150	150
Flex Ltd.
4.625% due 02/15/2020	700	733
Forest Laboratories LLC
4.375% due 02/01/2019	77	79
GATX Corp.
2.500% due 03/15/2019	800	805
Georgia-Pacific LLC
5.400% due 11/01/2020	500	548
Hyundai Capital America
2.550% due 02/06/2019	500	501
Imperial Brands Finance PLC
2.950% due 07/21/2020	1,100	1,117
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	2,000	2,030
KLA-Tencor Corp.
2.375% due 11/01/2017	350	350
Moody’s Corp.
1.666% (US0003M + 0.350%) due 09/04/2018 ~	1,000	1,002
Nissan Motor Acceptance Corp.
1.837% (US0003M + 0.520%) due 09/13/2019 ~	400	402
2.650% due 09/26/2018	2,600	2,625
Norfolk Southern Corp.
5.750% due 04/01/2018	605	617
Northwest Airlines Pass-Through Trust
7.027% due 05/01/2021	248	270
Ooredoo International Finance Ltd.
4.750% due 02/16/2021	1,300	1,380
Petroleos Mexicanos
4.875% due 01/24/2022	200	210
5.500% due 01/21/2021	180	192
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021	500	499
Solvay Finance America LLC
3.400% due 12/03/2020	1,100	1,136
Southern Co.
2.035% (US0003M + 0.700%) due 09/30/2020 ~	1,100	1,108
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	600	610
ST Engineering Financial Ltd.
4.800% due 07/16/2019	6,152	6,452
Sutter Health
1.674% due 08/15/2053	3,130	3,125
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	700	706
5.134% due 04/27/2020	300	322
5.877% due 07/15/2019	500	533
Total Capital Canada Ltd.
1.450% due 01/15/2018	1,400	1,400
TransCanada PipeLines Ltd.
1.625% due 11/09/2017	1,700	1,700
6.500% due 08/15/2018	300	312
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018	500	500
2.450% due 11/20/2019	500	504
Wesfarmers Ltd.
1.874% due 03/20/2018	200	200
Woodside Finance Ltd.
8.750% due 03/01/2019	1,000	1,090

		53,776

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 2.3%
AT&T, Inc.
3.000% due 06/30/2022	$400	$404
3.200% due 03/01/2022	1,000	1,021
3.600% due 02/17/2023	350	360
Consumers Energy Co.
5.650% due 09/15/2018	1,420	1,471
Electricite de France S.A.
2.350% due 10/13/2020	370	372
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019	500	526
Oncor Electric Delivery Co. LLC
2.150% due 06/01/2019	1,000	1,001
6.800% due 09/01/2018	1,200	1,255
Progress Energy, Inc.
4.400% due 01/15/2021	92	97
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	1,600	1,596
4.375% due 04/10/2024	500	538
Verizon Communications, Inc.
3.376% due 02/15/2025	229	231

		8,872

Total Corporate Bonds & Notes (Cost $155,177)		156,098

MUNICIPAL BONDS & NOTES 4.6%

CALIFORNIA 1.5%
California Department of Water Resources State Revenue Notes, Series 2012
1.871% due 12/01/2019	310	311
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	672	675
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	290	327
California State General Obligation Bonds, Series 2017
2.193% due 04/01/2047	900	904
Industry Public Facilities Authority, California Tax Allocation Notes, (AGM Insured), Series 2015
2.789% due 01/01/2019	3,000	3,029
University of California Revenue Notes, Series 2013
2.300% due 05/15/2021	250	252

		5,498

COLORADO 0.1%
University of Colorado Revenue Notes, Series 2015
2.001% due 06/01/2020	485	485

DISTRICT OF COLUMBIA 0.1%
District of Columbia Revenue Bonds, (BABs), Series 2009
4.793% due 12/01/2021	250	275

GEORGIA 0.1%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015
2.700% due 01/01/2022	340	347

IDAHO 0.3%
Idaho Energy Resources Authority Revenue Notes, Series 2017
2.297% due 09/01/2023	1,200	1,188

MASSACHUSETTS 0.2%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029	750	801

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MICHIGAN 0.8%
Michigan State Revenue Bonds, (BABs), Series 2009
7.625% due 09/15/2027	$3,000	$3,169

NEW YORK 0.9%
New York State Urban Development Corp. Revenue Notes, Series 2017
2.100% due 03/15/2022	2,700	2,698
Port Authority of New York & New Jersey Revenue Notes, Series 2014
2.529% due 10/15/2020	520	528

		3,226

SOUTH CAROLINA 0.2%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
1.456% (US0003M + 0.140%) due 12/01/2023 ~	894	893

WASHINGTON 0.4%
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	770	785
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	500	540

		1,325

Total Municipal Bonds & Notes (Cost $17,192)		17,207

U.S. GOVERNMENT AGENCIES 30.0%
Fannie Mae
1.250% due 08/23/2019	500	497
1.477% (LIBOR01M + 0.240%) due 06/25/2037 ~	141	140
1.567% (LIBOR01M + 0.330%) due 01/25/2018 ~	16	16
1.672% (LIBOR01M + 0.440%) due 12/25/2046 ~	3,010	3,006
1.682% (LIBOR01M + 0.450%) due 10/25/2046 ~	2,875	2,869
1.732% (LIBOR01M + 0.500%) due 01/25/2047 ~	3,480	3,480
1.737% (LIBOR01M + 0.500%) due 11/25/2040 ~	418	420
1.747% (LIBOR01M + 0.510%) due 03/25/2041 ~	2,972	2,992
2.000% due 01/05/2022	6,200	6,217
2.953% (US0006M + 1.578%) due 07/01/2034 ~	274	285
3.096% (H15T1Y + 2.224%) due 10/01/2037 ~	259	274
3.980% due 07/01/2021	710	753
5.500% due 04/01/2034 - 04/01/2039	351	393
Fannie Mae, TBA
3.000% due 11/01/2032	16,400	16,828
3.500% due 12/01/2047	6,000	6,161
4.000% due 11/01/2047	16,800	17,657
4.500% due 11/01/2047	3,000	3,216
Federal Home Loan Bank
0.875% due 08/05/2019	750	741
Freddie Mac
1.582% (LIBOR01M + 0.350%) due 10/15/2037 ~	3,037	3,046
1.625% due 09/29/2020	2,100	2,096
1.732% (LIBOR01M + 0.500%) due 07/15/2041 ~	3,512	3,514
3.103% (H15T1Y + 2.231%) due 06/01/2037 ~	335	353
Freddie Mac, TBA
3.500% due 11/01/2047	6,940	7,144
4.000% due 11/01/2047	5,500	5,781

104	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ginnie Mae
1.637% (LIBOR01M + 0.400%) due 11/20/2045 ~	$1,322	$1,322
1.691% (US0001M + 0.460%) due 02/20/2067 ~	3,127	3,120
1.694% (US0001M + 0.470%) due 09/20/2065 ~	2,053	2,049
1.751% (US0001M + 0.520%) due 10/20/2065 ~	2,597	2,596
1.771% (US0001M + 0.540%) due 07/20/2063 ~	1,186	1,186
1.811% (US0001M + 0.580%) due 06/20/2065 ~	1,133	1,130
1.881% (US0001M + 0.650%) due 11/20/2065 ~	2,151	2,160
2.001% (US0001M + 0.770%) due 02/20/2066 ~	1,902	1,914
2.231% (US0001M + 1.000%) due 01/20/2067 ~	2,433	2,479
Ginnie Mae, TBA
4.000% due 10/01/2047	7,200	7,582

Total U.S. Government Agencies (Cost $113,322)		113,417

U.S. TREASURY OBLIGATIONS 35.6%
U.S. Treasury Notes
1.000% due 11/30/2018 (c)	25,500	25,386
1.000% due 11/15/2019	14,400	14,249
1.125% due 01/31/2019	7,000	6,974
1.250% due 12/31/2018 (c)	44,400	44,322
1.250% due 03/31/2019	8,000	7,980
1.500% due 07/15/2020	4,000	3,989
1.750% due 04/30/2022 (e)	1,400	1,391
1.750% due 09/30/2022	1,700	1,684
1.875% due 07/31/2022 (c)	7,900	7,881
1.875% due 08/31/2022	6,560	6,542
2.000% due 07/31/2022	150	151
2.000% due 05/31/2024	2,000	1,983
2.125% due 12/31/2021	7,400	7,482
2.125% due 06/30/2022	4,750	4,794

Total U.S. Treasury Obligations (Cost $135,050)		134,808

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
Great Wolf Trust
2.090% due 09/15/2034 ~	1,500	1,502
GS Mortgage Securities Trust
3.801% due 01/10/2047	1,200	1,263
JPMorgan Chase Commercial Mortgage Securities Corp.
2.034% (LIBOR01M + 0.800%) due 06/15/2032 ~	1,500	1,502
Motel 6 Trust
2.154% due 08/15/2034 ~	1,100	1,104

Total Non-Agency Mortgage-Backed Securities (Cost $5,370)		5,371

ASSET-BACKED SECURITIES 9.8%
Apidos CLO
2.433% (US0003M + 1.120%) due 07/22/2026 ~	600	601
Avery Point CLO Ltd.
2.414% (US0003M + 1.100%) due 04/25/2026 ~	1,000	1,004
Capital One Multi-Asset Execution Trust
1.684% (LIBOR01M + 0.450%) due 02/15/2022 ~	900	905
Chase Issuance Trust
1.360% due 04/15/2020	260	260
Citibank Credit Card Issuance Trust
1.665% (LIBOR01M + 0.430%) due 09/10/2020 ~	310	311
Crestline Denali CLO Ltd.
1.000% due 10/26/2027 (a)	1,000	1,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.464% (US0003M + 1.150%) due 04/28/2025 ~	$994	$996
ECMC Group Student Loan Trust
2.287% (US0001M + 1.050%) due 05/25/2067 ~	1,386	1,388
Emerson Park CLO Ltd.
2.284% (US0003M + 0.980%) due 07/15/2025 ~	700	702
Ford Credit Auto Owner Trust
1.040% due 09/15/2019	681	680
Gallatin Loan Management
1.000% due 07/15/2027 +(a)	900	900
Hildene CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~	1,000	1,006
2.486% (US0003M + 1.180%) due 07/19/2026 ~	1,000	1,004
Honda Auto Receivables Owner Trust
1.040% due 04/18/2019	675	674
Lime Street CLO Ltd.
1.565% (US0003M + 0.240%) due 06/20/2021 ~	587	587
Mercedes-Benz Auto Lease Trust
1.150% due 01/15/2019	654	653
Mountain Hawk CLO Ltd.
2.504% (US0003M + 1.200%) due 04/18/2025 ~	600	602
Navient Student Loan Trust
1.557% (US0001M + 0.320%) due 07/25/2030 ~	75	75
Nelnet Student Loan Trust
1.834% (US0001M + 0.600%) due 03/25/2030 ~	1,263	1,269
2.094% (US0003M + 0.780%) due 07/27/2048 ~	747	756
2.117% (US0003M + 0.800%) due 11/25/2048 ~	374	379
Northwoods Capital Ltd.
2.393% (US0003M + 1.080%) due 11/04/2025 ~	1,000	1,002
OHA Credit Partners Ltd.
2.317% (US0003M + 1.010%) due 10/20/2025 ~	1,000	1,003
Seneca Park CLO Ltd.
2.424% (US0003M + 1.120%) due 07/17/2026 ~	1,000	1,005
SLC Student Loan Trust
1.375% (US0003M + 0.060%) due 05/15/2029 ~	1,535	1,514
1.410% (US0003M + 0.090%) due 06/15/2024 ~	23	23
1.420% (US0003M + 0.100%) due 09/15/2026 ~	248	247
1.430% (US0003M + 0.110%) due 03/15/2027 ~	432	431
2.192% (US0003M + 0.875%) due 11/25/2042 ~	562	571
SLM Student Loan Trust
1.404% (US0003M + 0.090%) due 07/25/2019 ~	18	18
1.414% (US0003M + 0.100%) due 01/27/2025 ~	1,309	1,309
1.414% (US0003M + 0.100%) due 04/25/2027 ~	569	568
1.424% (US0003M + 0.110%) due 01/27/2025 ~	398	398
1.424% (US0003M + 0.110%) due 10/27/2025 ~	451	451
1.424% (US0003M + 0.110%) due 07/27/2026 ~	62	62
1.434% (US0003M + 0.120%) due 01/25/2027 ~	595	593
1.454% (US0003M + 0.140%) due 10/25/2028 ~	3,000	2,987
1.524% (US0003M + 0.210%) due 04/25/2023 ~	85	85
1.790% (LIBOR03M + 0.550%) due 12/15/2027 ~	2,122	2,122

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.864% (US0003M + 0.550%) due 04/27/2026 ~	$1,800	$1,806
Sound Point CLO Ltd.
2.294% (US0003M + 0.990%) due 07/15/2025 ~	739	740
South Carolina Student Loan Corp.
2.066% (US0003M + 0.750%) due 03/02/2020 ~	35	35
Sudbury Mill CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~	850	852
Symphony CLO Ltd.
2.334% (US0003M + 1.030%) due 10/15/2025 ~	850	852
Telos CLO Ltd.
2.574% (US0003M + 1.270%) due 01/17/2027 ~	900	904
TICP CLO Ltd.
2.467% (US0003M + 1.160%) due 07/20/2026 ~	1,000	1,001
2.494% (US0003M + 1.180%) due 04/26/2026 ~	800	804

Total Asset-Backed Securities (Cost $37,038)		37,135

SOVEREIGN ISSUES 1.5%
Development Bank of Japan, Inc.
1.000% due 01/22/2018	400	399
Japan Bank for International Cooperation
2.125% due 06/01/2020	1,100	1,101
2.125% due 07/21/2020	1,600	1,605
Japan Finance Organization for Municipalities
1.375% due 02/05/2018	400	399
Mexico Government International Bond
5.125% due 01/15/2020	102	110
Province of Quebec
2.375% due 01/31/2022	1,300	1,311
Qatar Government International Bond
5.250% due 01/20/2020	640	680

Total Sovereign Issues (Cost $5,590)		5,605

SHORT-TERM INSTRUMENTS 2.3%

CERTIFICATES OF DEPOSIT 1.5%
Barclays Bank PLC
1.781% due 03/16/2018	2,800	2,803
Mizuho Bank Ltd.
2.010% due 12/12/2017	2,400	2,404
Norinchukin Bank
2.019% due 10/12/2017	600	600

		5,807

REPURCHASE AGREEMENTS (b) 0.2%
		620

SHORT-TERM NOTES 0.6%
Hewlett Packard Enterprise Co.
3.041% (US0003M + 1.740%) due 10/05/2017 ~	2,400	2,400

Total Short-Term Instruments (Cost $8,820)		8,827

Total Investments in Securities (Cost $477,559)		478,468

Total Investments 126.4% (Cost $477,559)		$478,468

Financial Derivative Instruments (d)(f) 0.0% (Cost or Premiums, net $556)		51

Other Assets and Liabilities, net (26.4)%		(99,878)

Net Assets 100.0%		$378,641

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	105

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$620	U.S. Treasury Notes 1.750% due 05/31/2022	$(635)	$620	$620

Total Repurchase Agreements						$(635)	$620	$620

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	1.350%	09/29/2017	10/02/2017	$(7,595)	$(7,595)
	1.450	09/27/2017	10/04/2017	(600)	(600)
GSC	1.250	09/07/2017	10/06/2017	(7,990)	(7,989)
	1.250	09/22/2017	10/06/2017	(24,844)	(24,841)
	1.300	09/29/2017	10/02/2017	(2,003)	(2,003)
TDM	1.190	10/02/2017	10/04/2017	(9,095)	(9,094)

Total Sale-Buyback Transactions					$(52,122)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
FICC	$620	$0	$0	$620	$(635)	$(15)

Master Securities Forward Transaction Agreement
BCY	0	0	(8,195)	(8,195)	8,163	(32)
GSC	0	0	(34,833)	(34,833)	34,634	(199)
TDM	0	0	(9,094)	(9,094)	9,059	(35)

Total Borrowings and Other Financing Transactions	$620	$0	$(52,122)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(52,122)	$0	$0	$(52,122)

Total Borrowings	$0	$(52,122)	$0	$0	$(52,122)

Payable for sale-buyback transactions					$(52,122)

(c)	Securities with an aggregate market value of $51,857 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(25,560) at a weighted average interest rate of 1.092%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

106	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

(3)	Payable for sale-buyback transactions includes $(5) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2017	140	$	30,198	$(2)	$0	$(2)

Total Futures Contracts					$(2)	$0	$(2)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	06/20/2021	0.401%	$	1,300	$14	$15	$29	$0	$(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.460		1,150	9	17	26	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.548		450	8	1	9	0	0
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.526		900	(30)	48	18	1	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.409		800	(11)	31	20	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.498		300	2	5	7	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.570		300	6	0	6	0	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.367		1,400	10	22	32	0	0

							$8	$139	$147	$1	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	Semi-Annual	06/15/2018	$	40,600	$208	$(150)	$58	$0	$(1)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/21/2018		16,400	(12)	(9)	(21)	0	(3)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	07/12/2023		14,400	101	(62)	39	25	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		15,700	254	380	634	30	0

							$551	$159	$710	$55	$(4)

Total Swap Agreements							$559	$298	$857	$56	$(5)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$56	$56	$0	$(2)	$(5)	$(7)

(e)	Securities with an aggregate market value of $1,391 and cash of $1,866 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	107

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
HUS	Mexico Government International Bond	1.000%	Quarterly	12/20/2021	0.840%	$250	$(3)	$5	$2	$0

Total Swap Agreements							$(3)	$5	$2	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
HUS	$0	$0	$2	$2	$0	$0	$0	$0	$2	$0	$2

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$1	$0	$0	$55	$56

Over the counter
Swap Agreements	$0	$2	$0	$0	$0	$2

	$0	$3	$0	$0	$55	$58

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2	$2
Swap Agreements	0	1	0	0	4	5

	$0	$1	$0	$0	$6	$7

108	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$43	$0	$0	$(149)	$(106)

Over the counter
Swap Agreements	$0	$1	$0	$0	$0	$1

	$0	$44	$0	$0	$(149)	$(105)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2)	$(2)
Swap Agreements	0	31	0	0	(236)	(205)

	$0	$31	$0	$0	$(238)	$(207)

Over the counter
Swap Agreements	$0	$4	$0	$0	$0	$4

	$0	$35	$0	$0	$(238)	$(203)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$93,450	$0	$93,450
Industrials	0	53,776	0	53,776
Utilities	0	8,872	0	8,872
Municipal Bonds & Notes
California	0	5,498	0	5,498
Colorado	0	485	0	485
District of Columbia	0	275	0	275
Georgia	0	347	0	347
Idaho	0	1,188	0	1,188
Massachusetts	0	801	0	801
Michigan	0	3,169	0	3,169
New York	0	3,226	0	3,226
South Carolina	0	893	0	893
Washington	0	1,325	0	1,325
U.S. Government Agencies	0	113,417	0	113,417
U.S. Treasury Obligations	0	134,808	0	134,808
Non-Agency Mortgage-Backed Securities	0	5,371	0	5,371
Asset-Backed Securities	0	36,235	900	37,135
Sovereign Issues	0	5,605	0	5,605

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short-Term Instruments
Certificates of Deposit	$0	$5,807	$0	$5,807
Repurchase Agreements	0	620	0	620
Short-Term Notes	0	2,400	0	2,400

Total Investments	$0	$477,568	$900	$478,468

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	56	0	56
Over the counter	0	2	0	2

	$0	$58	$0	$58

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(2)	$(5)	$0	$(7)

Total Financial Derivative Instruments	$(2)	$53	$0	$51

Totals	$(2)	$477,621	$900	$478,519

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017. There were assets and liabilities valued at $5,124 transferred from Level 3 to Level 2 during the period ended September 30, 2017. There were no significant assets and liabilities transferred from Level 2 to Level 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	109

Schedule of Investments PIMCO Moderate Duration Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 136.9%

CORPORATE BONDS & NOTES 38.5%

BANKING & FINANCE 24.6%
ABN AMRO Bank NV
2.500% due 10/30/2018	$4,000	$4,033
AerCap Ireland Capital DAC
4.625% due 10/30/2020	1,000	1,065
AIA Group Ltd.
3.125% due 03/13/2023	1,600	1,629
Air Lease Corp.
2.625% due 09/04/2018	1,600	1,613
3.000% due 09/15/2023	300	300
American Express Credit Corp.
1.805% (US0003M + 0.490%) due 08/15/2019 ~	5,200	5,226
1.871% (US0003M + 0.550%) due 03/18/2019 ~	500	503
1.881% (US0003M + 0.570%) due 10/30/2019 ~	5,000	5,028
2.200% due 03/03/2020	2,700	2,716
American Honda Finance Corp.
1.500% due 03/13/2018	6,000	6,003
1.600% due 07/13/2018	2,400	2,403
American Tower Corp.
3.400% due 02/15/2019	500	509
Australia & New Zealand Banking Group Ltd.
1.988% (US0003M + 0.660%) due 09/23/2019 ~	8,100	8,163
Aviation Capital Group Corp.
4.625% due 01/31/2018	600	606
6.750% due 04/06/2021	300	339
Bank of America Corp.
3.300% due 01/11/2023	2,750	2,818
4.000% due 04/01/2024	1,600	1,691
4.100% due 07/24/2023	300	320
4.125% due 01/22/2024	4,000	4,259
5.700% due 01/24/2022	200	225
6.500% due 07/15/2018	1,000	1,037
7.625% due 06/01/2019	2,700	2,947
Bank of New York Mellon Corp.
2.184% (US0003M + 0.870%) due 08/17/2020 ~	250	255
2.500% due 04/15/2021	200	202
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.866% (US0003M + 0.550%) due 03/05/2018 ~	1,950	1,953
Bank One Corp.
7.625% due 10/15/2026	3,000	3,884
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019	200	200
2.200% due 07/20/2020	5,000	4,998
Barclays Bank PLC
10.179% due 06/12/2021	400	496
Barclays PLC
3.200% due 08/10/2021	5,900	5,993
3.250% due 01/12/2021	2,000	2,039
4.375% due 01/12/2026	1,500	1,568
Bear Stearns Cos. LLC
4.650% due 07/02/2018	8,022	8,196
BNP Paribas S.A.
2.700% due 08/20/2018	1,000	1,009
5.000% due 01/15/2021	2,750	2,986
BPCE S.A.
4.000% due 04/15/2024	600	638
4.625% due 07/11/2024	350	366
Capital One Financial Corp.
2.500% due 05/12/2020	4,000	4,020
CC Holdings GS LLC
3.849% due 04/15/2023	1,000	1,047
Citigroup, Inc.
1.750% due 05/01/2018	4,315	4,317
2.350% due 08/02/2021	1,000	995
2.500% due 09/26/2018	4,000	4,025
3.400% due 05/01/2026	1,500	1,505

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.750% due 06/16/2024	$300	$313
4.500% due 01/14/2022	2,350	2,530
Citizens Bank N.A.
2.200% due 05/26/2020	3,200	3,201
2.500% due 03/14/2019	3,350	3,378
Commonwealth Bank of Australia
1.750% due 11/07/2019	6,100	6,070
Cooperatieve Rabobank UA
3.950% due 11/09/2022	6,000	6,302
4.625% due 12/01/2023	2,600	2,797
Corp. Andina de Fomento
8.125% due 06/04/2019	85	94
Credit Suisse AG
3.000% due 10/29/2021	4,000	4,108
3.625% due 09/09/2024	800	831
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021	300	308
3.800% due 06/09/2023	8,400	8,703
Deutsche Bank AG
4.250% due 10/14/2021	5,800	6,083
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	609	634
Duke Realty LP
3.875% due 02/15/2021	1,000	1,043
European Investment Bank
2.000% due 03/15/2021	3,200	3,213
Ford Motor Credit Co. LLC
2.391% (US0003M + 1.080%) due 08/03/2022 ~	3,900	3,901
3.664% due 09/08/2024	1,100	1,105
4.375% due 08/06/2023	1,400	1,479
General Motors Financial Co., Inc.
2.350% due 10/04/2019	1,300	1,305
Goldman Sachs Group, Inc.
2.908% (US0003M + 1.053%) due 06/05/2023 ~	2,000	2,000
3.625% due 01/22/2023	2,300	2,385
3.850% due 07/08/2024	1,100	1,146
4.000% due 03/03/2024	11,600	12,255
5.250% due 07/27/2021	1,250	1,374
5.750% due 01/24/2022	1,600	1,797
Harley-Davidson Financial Services, Inc.
2.400% due 06/15/2020	4,100	4,104
HSBC Holdings PLC
3.600% due 05/25/2023	8,900	9,266
4.000% due 03/30/2022	800	846
ING Bank NV
2.625% due 12/05/2022	6,450	6,538
5.800% due 09/25/2023	1,250	1,429
ING Groep NV
3.150% due 03/29/2022	3,200	3,263
International Lease Finance Corp.
8.250% due 12/15/2020	900	1,054
Intesa Sanpaolo SpA
3.875% due 01/16/2018	800	804
Itau CorpBanca
3.875% due 09/22/2019	900	930
Jackson National Life Global Funding
1.875% due 10/15/2018	1,300	1,303
2.250% due 04/29/2021	500	498
JPMorgan Chase & Co.
2.550% due 10/29/2020	3,800	3,844
2.700% due 05/18/2023	800	801
3.625% due 05/13/2024	700	730
3.900% due 07/15/2025	300	316
4.250% due 10/15/2020	300	318
4.400% due 07/22/2020	2,700	2,868
Kreditanstalt fuer Wiederaufbau
1.500% due 02/06/2019	1,450	1,449
LeasePlan Corp. NV
2.500% due 05/16/2018	2,400	2,403
Lloyds Bank PLC
2.000% due 08/17/2018	6,000	6,005
Lloyds Banking Group PLC
3.100% due 07/06/2021	1,900	1,933

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MassMutual Global Funding
2.500% due 10/17/2022	$800	$801
Mitsubishi UFJ Financial Group, Inc.
2.377% (US0003M + 1.060%) due 09/13/2021 ~	3,300	3,351
Mizuho Financial Group, Inc.
2.632% due 04/12/2021	200	200
Morgan Stanley
3.700% due 10/23/2024	10,800	11,195
3.750% due 02/25/2023	1,000	1,045
4.000% due 07/23/2025	2,850	3,007
5.500% due 07/24/2020	3,000	3,261
MUFG Americas Holdings Corp.
2.250% due 02/10/2020	500	501
National Australia Bank Ltd.
2.250% due 01/10/2020	1,600	1,608
New York Life Global Funding
1.300% due 04/27/2018	1,945	1,943
2.100% due 01/02/2019	800	804
Nuveen Finance LLC
2.950% due 11/01/2019	1,500	1,526
PNC Bank N.A.
2.250% due 07/02/2019	1,000	1,008
2.450% due 11/05/2020	1,000	1,010
Principal Life Global Funding
2.150% due 01/10/2020	3,500	3,503
Protective Life Global Funding
2.615% due 08/22/2022	5,200	5,194
Qatari Diar Finance Co.
5.000% due 07/21/2020	3,600	3,814
Santander Holdings USA, Inc.
2.767% (US0003M + 1.450%) due 11/24/2017 ~	3,000	3,006
4.500% due 07/17/2025	400	417
Santander UK Group Holdings PLC
2.875% due 08/05/2021	1,800	1,810
Santander UK PLC
2.799% (US0003M + 1.480%) due 03/14/2019 ~	1,000	1,017
5.000% due 11/07/2023	2,500	2,707
Simon Property Group LP
3.375% due 10/01/2024	900	921
Societe Generale S.A.
2.634% (US0003M + 1.330%) due 04/08/2021 ~	1,100	1,116
Sumitomo Mitsui Banking Corp.
1.884% (US0003M + 0.580%) due 01/16/2018 ~	2,850	2,854
1.950% due 07/23/2018	2,000	2,004
Sumitomo Mitsui Financial Group, Inc.
2.442% due 10/19/2021	6,100	6,071
Toronto-Dominion Bank
2.125% due 04/07/2021	1,500	1,496
2.250% due 03/15/2021	1,200	1,201
Toyota Motor Credit Corp.
1.694% (US0003M + 0.390%) due 01/17/2019 ~	2,500	2,510
1.700% due 01/09/2019	2,000	2,001
1.744% (US0003M + 0.440%) due 10/18/2019 ~	4,300	4,330
U.S. Bank N.A.
1.614% (US0003M + 0.300%) due 01/26/2018 ~	500	500
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 ~	5,180	5,167
3.000% due 04/15/2021	4,600	4,666
Ventas Realty LP
3.100% due 01/15/2023	2,000	2,011
Vonovia Finance BV
3.200% due 10/02/2017	450	450
Waha Aerospace BV
3.925% due 07/28/2020	60	61
WEA Finance LLC
3.250% due 10/05/2020	500	511

110	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo & Co.
2.239% (US0003M + 0.930%) due 02/11/2022 ~	$600	$606
2.423% (US0003M + 1.110%) due 01/24/2023 ~	7,250	7,380
2.656% (US0003M + 1.340%) due 03/04/2021 ~	1,000	1,032
3.300% due 09/09/2024	5,000	5,085
3.500% due 03/08/2022	300	312
Westpac Banking Corp.
1.686% (US0003M + 0.370%) due 12/01/2017 ~	5,000	5,003

		343,198

INDUSTRIALS 10.3%
Abbott Laboratories
2.350% due 11/22/2019	700	706
AbbVie, Inc.
2.300% due 05/14/2021	300	300
2.850% due 05/14/2023	200	202
3.200% due 11/06/2022	400	410
Allergan Funding SCS
2.350% due 03/12/2018	200	201
3.850% due 06/15/2024	150	157
Altria Group, Inc.
2.850% due 08/09/2022	600	613
American Airlines Pass Through Trust
3.375% due 11/01/2028	1,930	1,949
5.250% due 07/31/2022	255	272
Amgen, Inc.
1.900% due 05/10/2019	5,000	5,004
2.700% due 05/01/2022	100	101
3.875% due 11/15/2021	150	159
Anheuser-Busch Cos. LLC
5.500% due 01/15/2018	100	101
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023	850	882
Anheuser-Busch InBev Worldwide, Inc.
2.200% due 08/01/2018	4,000	4,019
AP Moller - Maersk A/S
2.550% due 09/22/2019	1,600	1,610
Apple, Inc.
2.850% due 05/06/2021	850	874
Baidu, Inc.
2.750% due 06/09/2019	3,500	3,544
BAT Capital Corp.
2.297% due 08/14/2020	2,000	2,007
Baxalta, Inc.
2.875% due 06/23/2020	1,500	1,523
Boston Scientific Corp.
2.650% due 10/01/2018	200	202
Cigna Corp.
5.125% due 06/15/2020	800	861
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	493	519
4.750% due 07/12/2022	489	520
CVS Pass-Through Trust
7.507% due 01/10/2032	1,422	1,763
Daimler Finance North America LLC
1.650% due 03/02/2018	3,000	3,001
2.375% due 08/01/2018	4,190	4,213
Dell International LLC
5.450% due 06/15/2023	2,100	2,306
Delphi Automotive PLC
3.150% due 11/19/2020	700	717
Deutsche Telekom International Finance BV
6.000% due 07/08/2019	2,600	2,781
eBay, Inc.
2.500% due 03/09/2018	1,150	1,155
El Paso Natural Gas Co. LLC
8.625% due 01/15/2022	1,400	1,693

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~	$1,000	$1,009
Energy Transfer LP
2.500% due 06/15/2018	200	201
6.700% due 07/01/2018	510	528
Enterprise Products Operating LLC
2.550% due 10/15/2019	200	202
ERAC USA Finance LLC
2.700% due 11/01/2023	1,700	1,667
6.375% due 10/15/2017	500	501
Fidelity National Information Services, Inc.
2.250% due 08/15/2021	400	398
GATX Corp.
2.500% due 03/15/2019	1,900	1,913
General Electric Co.
2.700% due 10/09/2022	3,741	3,813
Goldcorp, Inc.
3.625% due 06/09/2021	250	259
Home Depot, Inc.
2.625% due 06/01/2022	200	203
Kinder Morgan Energy Partners LP
5.800% due 03/01/2021	1,400	1,533
5.950% due 02/15/2018	5,700	5,784
6.850% due 02/15/2020	1,300	1,427
Kraft Heinz Foods Co.
3.500% due 07/15/2022	1,200	1,243
3.950% due 07/15/2025	2,600	2,681
Mylan, Inc.
2.600% due 06/24/2018	500	503
Nissan Motor Acceptance Corp.
1.837% (US0003M + 0.520%) due 09/13/2019 ~	1,600	1,608
2.000% due 03/08/2019	400	400
2.250% due 01/13/2020	4,000	4,020
2.350% due 03/04/2019	683	687
Northwest Airlines Pass-Through Trust
7.027% due 05/01/2021	862	941
Oracle Corp.
2.500% due 05/15/2022	250	253
3.400% due 07/08/2024	5,000	5,230
Penske Truck Leasing Co. LP
2.500% due 06/15/2019	1,515	1,528
Philip Morris International, Inc.
3.600% due 11/15/2023	1,000	1,052
QUALCOMM, Inc.
2.600% due 01/30/2023	7,300	7,320
3.000% due 05/20/2022	550	566
Reynolds American, Inc.
4.850% due 09/15/2023	1,000	1,099
Roche Holdings, Inc.
2.875% due 09/29/2021	900	922
Rogers Communications, Inc.
6.800% due 08/15/2018	400	417
Ryder System, Inc.
2.450% due 09/03/2019	2,900	2,922
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	1,600	1,775
SBA Tower Trust
2.240% due 04/09/2043	300	300
2.877% due 07/10/2046	3,250	3,297
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	2,500	2,496
2.400% due 09/23/2021	700	698
Siemens Financieringsmaatschappij NV
2.900% due 05/27/2022	500	511
Sky PLC
9.500% due 11/15/2018	500	541
Southern Co.
2.035% (US0003M + 0.700%) due 09/30/2020 ~	1,900	1,914
Spectra Energy Partners LP
2.016% (US0003M + 0.700%) due 06/05/2020 ~	4,600	4,639

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	$3,400	$3,460
Sutter Health
1.674% due 08/15/2053	4,000	3,993
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	300	302
5.134% due 04/27/2020	5,500	5,902
Tencent Holdings Ltd.
3.375% due 05/02/2019	1,250	1,275
Total Capital Canada Ltd.
1.450% due 01/15/2018	5,600	5,600
UnitedHealth Group, Inc.
3.350% due 07/15/2022	1,680	1,755
3.875% due 10/15/2020	427	449
Volkswagen Group of America Finance LLC
1.785% (US0003M + 0.470%) due 05/22/2018 ~	200	200
2.125% due 05/23/2019	600	600
2.450% due 11/20/2019	559	563
Volkswagen International Finance NV
2.125% due 11/20/2018	1,330	1,332
Wesfarmers Ltd.
1.874% due 03/20/2018	900	901
Zoetis, Inc.
1.875% due 02/01/2018	2,967	2,973

		142,671

UTILITIES 3.6%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~	800	804
2.800% due 02/17/2021	2,800	2,835
3.000% due 06/30/2022	2,900	2,931
3.600% due 02/17/2023	700	721
3.800% due 03/15/2022	150	156
3.875% due 08/15/2021	1,500	1,571
3.900% due 03/11/2024	200	207
4.450% due 04/01/2024	300	319
BG Energy Capital PLC
4.000% due 12/09/2020	1,000	1,051
BP Capital Markets PLC
1.659% (US0003M + 0.350%) due 08/14/2018 ~	6,900	6,918
2.750% due 05/10/2023	1,300	1,305
CNOOC Finance Ltd.
3.000% due 05/09/2023	3,600	3,611
Duke Energy Corp.
6.250% due 06/15/2018	934	964
Electricite de France S.A.
2.150% due 01/22/2019	1,200	1,205
2.350% due 10/13/2020	1,850	1,861
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019	3,500	3,684
Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	100	105
Pacific Gas & Electric Co.
3.250% due 09/15/2021	75	78
3.250% due 06/15/2023	373	386
PECO Energy Co.
2.375% due 09/15/2022	1,000	1,000
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	151	157
Shell International Finance BV
1.875% due 05/10/2021	1,100	1,093
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	750	748
2.500% due 09/13/2022	7,100	7,013
Verizon Communications, Inc.
1.865% (US0003M + 0.550%) due 05/22/2020 ~	200	200
3.376% due 02/15/2025	9,168	9,230

		50,153

Total Corporate Bonds & Notes (Cost $532,329)		536,022

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	111

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 4.8%

ARIZONA 0.1%
Arizona Department of Transportation State Highway Fund Revenue Notes, Series 2013
1.631% due 07/01/2018	$1,250	$1,251

CALIFORNIA 1.4%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	2,755	2,769
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	3,065	3,459
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
4.530% due 06/01/2022	1,850	2,021
Los Angeles County, California Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation Notes, Series 2016
2.000% due 09/01/2023	400	388
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	800	856
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	400	449
Municipal Improvement Corp. of Los Angeles, California Revenue Notes, Series 2015
2.846% due 11/01/2019	250	254
Regents of the University of California Medical Center Pooled Revenue Notes, (BABs), Series 2010
5.035% due 05/15/2021	700	764
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	500	755
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	6,400	7,294

		19,009

FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2016
2.638% due 07/01/2021	1,050	1,057

GEORGIA 0.1%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015
2.800% due 07/01/2022	1,080	1,105

IDAHO 0.3%
Idaho Energy Resources Authority Revenue Notes, Series 2017
2.447% due 09/01/2024	4,400	4,352

MASSACHUSETTS 0.2%
University of Massachusetts Building Authority Revenue Notes, Series 2014
2.446% due 11/01/2020	2,750	2,767

NEVADA 0.1%
Nevada State General Obligation Notes, Series 2013
1.754% due 02/01/2019	650	650

NEW YORK 1.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	500	703

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Metropolitan Transportation Authority, New York Revenue Notes, Series 2014
2.523% due 07/01/2021	$1,950	$1,975
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
4.525% due 11/01/2022	9,000	9,917
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	1,043
New York State Housing Finance Agency Revenue Notes, Series 2009
4.911% due 03/15/2019	500	523
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
5.859% due 12/01/2024	2,500	3,013
Port Authority of New York & New Jersey Revenue Notes, Series 2014
2.529% due 10/15/2020	1,800	1,829

		19,003

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	535	560

OHIO 0.0%
Cincinnati, Ohio Water System Revenue Bonds, (BABs), Series 2009
6.458% due 12/01/2034	100	110

PENNSYLVANIA 0.1%
Pennsylvania Turnpike Commission Revenue Notes, Series 2014
2.323% due 12/01/2020	1,000	1,014
2.609% due 12/01/2021	1,000	1,020

		2,034

SOUTH CAROLINA 0.2%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
1.456% (US0003M + 0.140%) due 12/01/2023 ~	3,371	3,370

TEXAS 0.3%
Harris County, Texas Metropolitan Transit Authority Revenue Bonds, (BABs), Series 2009
6.875% due 11/01/2038	2,000	2,185
Texas Transportation Commission Revenue Bonds, Series 2010
5.028% due 04/01/2026	2,205	2,518

		4,703

UTAH 0.2%
Utah Municipal Power Agency Revenue Bonds, Series 2016
3.237% due 07/01/2028	2,000	2,001
Utah State General Obligation Bonds, (BABs), Series 2009
4.554% due 07/01/2024	715	785
Utah State General Obligation Bonds, (BABs), Series 2010
3.539% due 07/01/2025	500	531

		3,317

WASHINGTON 0.3%
Energy Northwest, Washington Revenue Notes, Series 2012
2.197% due 07/01/2019	1,260	1,269

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	$2,000	$2,161

		3,430

WISCONSIN 0.0%
Wisconsin State Revenue Notes, Series 2016
1.899% due 05/01/2022	400	395

Total Municipal Bonds & Notes (Cost $67,031)		67,113

U.S. GOVERNMENT AGENCIES 54.7%
Fannie Mae
1.477% (LIBOR01M + 0.240%) due 06/25/2037 ~	499	497
1.487% (LIBOR01M + 0.250%) due 11/25/2045 ~	1,331	1,329
1.537% (LIBOR01M + 0.300%) due 12/25/2045 ~	815	815
1.567% (LIBOR01M + 0.330%) due 01/25/2018 ~	56	56
1.587% (LIBOR01M + 0.350%) due 03/25/2035 - 03/25/2046 ~	1,500	1,502
1.632% (LIBOR01M + 0.400%) due 11/25/2046 ~	2,013	2,015
1.634% (LIBOR01M + 0.400%) due 03/25/2036 ~	1,659	1,659
1.652% (LIBOR01M + 0.420%) due 11/25/2046 - 12/25/2056 ~	15,845	15,871
1.672% (LIBOR01M + 0.440%) due 12/25/2046 ~	13,170	13,149
1.682% (LIBOR01M + 0.450%) due 07/25/2046 - 10/25/2046 ~	14,887	14,858
1.732% (LIBOR01M + 0.500%) due 01/25/2047 ~	13,918	13,919
1.737% (LIBOR01M + 0.500%) due 04/25/2040 - 11/25/2040 ~	1,496	1,504
1.807% (LIBOR01M + 0.570%) due 06/25/2041 ~	521	527
1.917% (LIBOR01M + 0.680%) due 02/25/2041 ~	439	447
1.957% (LIBOR01M + 0.720%) due 07/25/2040 ~	2,943	2,992
1.967% (LIBOR01M + 0.730%) due 06/25/2040 ~	1,262	1,281
1.987% (LIBOR01M + 0.750%) due 05/25/2040 ~	504	514
2.500% due 09/01/2031 - 11/01/2031	1,487	1,498
2.654% due 05/25/2027	4,964	5,010
2.953% (US0006M + 1.578%) due 07/01/2034 ~	783	812
3.000% due 04/01/2043	1,291	1,302
3.096% (H15T1Y + 2.224%) due 10/01/2037 ~	778	822
3.500% due 03/01/2024 - 08/01/2045	13,729	14,266
3.820% due 09/01/2021	1,886	1,995
3.980% due 07/01/2021	2,500	2,653
5.000% due 04/01/2023 - 11/01/2044	8,416	9,192
5.500% due 04/01/2023 - 02/01/2042	3,456	3,853
Fannie Mae, TBA
3.000% due 10/01/2032 - 11/01/2047	77,500	79,301
3.500% due 11/01/2047 - 12/01/2047	78,600	80,820
4.000% due 10/01/2047 - 11/01/2047	44,500	46,770
Federal Home Loan Bank
0.875% due 08/05/2019	2,200	2,174
Freddie Mac
1.534% (LIBOR01M + 0.300%) due 09/15/2035 ~	31	31
1.582% (LIBOR01M + 0.350%) due 10/15/2037 ~	15,381	15,424

112	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.625% due 09/29/2020	$7,700	$7,687
1.634% (LIBOR01M + 0.400%) due 02/15/2041 ~	598	600
1.672% (LIBOR01M + 0.440%) due 07/15/2040 ~	10,330	10,319
1.684% (LIBOR01M + 0.450%) due 04/15/2041 ~	170	171
1.704% (LIBOR01M + 0.470%) due 11/15/2036 ~	178	179
1.732% (LIBOR01M + 0.500%) due 07/15/2041 - 03/15/2042 ~	25,119	25,134
1.784% (LIBOR01M + 0.550%) due 04/15/2041 ~	1,475	1,488
2.864% due 10/25/2026	3,389	3,456
3.500% due 06/01/2044 - 03/01/2046	5,220	5,390
Freddie Mac, TBA
3.000% due 10/01/2047	80,850	81,103
3.500% due 10/01/2047 - 11/01/2047	110,000	113,269
4.000% due 10/01/2047 - 11/01/2047	54,000	56,772
Ginnie Mae
1.621% (US0001M + 0.390%) due 10/20/2066 ~	528	529
1.637% (LIBOR01M + 0.400%) due 12/20/2045 ~	1,416	1,414
1.681% (US0001M + 0.450%) due 08/20/2066 ~	527	527
1.694% (US0001M + 0.470%) due 09/20/2065 ~	8,214	8,196
1.771% (US0001M + 0.540%) due 07/20/2063 ~	4,521	4,523
1.881% (US0001M + 0.650%) due 11/20/2065 - 06/20/2066 ~	19,585	19,646
1.911% (US0001M + 0.680%) due 08/20/2061 - 03/20/2062 ~	443	445
1.961% (US0001M + 0.730%) due 09/20/2063 ~	481	485
1.981% (US0001M + 0.750%) due 10/20/2063 - 09/20/2065 ~	801	807
2.001% (US0001M + 0.770%) due 02/20/2066 ~	5,943	5,981
2.151% (US0001M + 0.920%) due 07/20/2065 ~	433	439
2.181% (US0001M + 0.950%) due 12/20/2066 ~	8,343	8,473
2.231% (US0001M + 1.000%) due 01/20/2067 ~	9,147	9,323
3.500% due 09/20/2045	7,913	8,241
Ginnie Mae, TBA
4.000% due 10/01/2047	45,900	48,333

Total U.S. Government Agencies (Cost $761,612)		761,788

U.S. TREASURY OBLIGATIONS 19.3%
U.S. Treasury Notes
1.125% due 02/28/2021 (f)	8,400	8,235
1.125% due 08/31/2021 (f)	5,500	5,359
1.750% due 04/30/2022	3,400	3,378
1.750% due 09/30/2022	4,200	4,161
1.875% due 01/31/2022	15,000	15,004
1.875% due 08/31/2022	4,500	4,487
1.875% due 08/31/2024	18,500	18,165
2.000% due 10/31/2021	72,200	72,708
2.000% due 12/31/2021	30,300	30,482
2.000% due 04/30/2024	23,700	23,511
2.125% due 12/31/2021	18,750	18,958
2.125% due 06/30/2022	11,800	11,911
2.125% due 03/31/2024	1,000	1,000
2.125% due 07/31/2024	14,700	14,673
2.250% due 02/15/2027	20,000	19,874
2.375% due 05/15/2027	17,400	17,468

Total U.S. Treasury Obligations (Cost $271,182)		269,374

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.4%
Citigroup/Deutsche Bank Commercial Mortgage Trust
3.317% due 05/10/2050	$3,000	$3,087
Commercial Mortgage Trust
3.317% due 09/10/2050	3,100	3,187
Great Wolf Trust
2.090% due 09/15/2034 ~	5,000	5,006
GS Mortgage Securities Trust
3.801% due 01/10/2047	3,800	4,000
3.871% due 07/10/2046 ~	7,000	7,432
JPMDB Commercial Mortgage Securities Trust
2.994% due 12/15/2049	300	303
JPMorgan Chase Commercial Mortgage Securities Corp.
2.034% (LIBOR01M + 0.800%) due 06/15/2032 ~	3,000	3,005
Motel 6 Trust
2.154% due 08/15/2034 ~	4,000	4,014
UBS Commercial Mortgage Trust
3.366% due 10/15/2050 (a)	2,700	2,781
Wells Fargo Commercial Mortgage Trust
2.788% due 07/15/2048	250	251
2.991% due 02/15/2048	250	255
3.306% due 05/15/2048	250	259

Total Non-Agency Mortgage-Backed Securities (Cost $33,624)		33,580

ASSET-BACKED SECURITIES 13.4%
Ally Auto Receivables Trust
1.380% due 10/15/2019	9,174	9,169
Apidos CLO
2.433% (US0003M + 1.120%) due 07/22/2026 ~	2,200	2,204
Avery Point CLO Ltd.
2.414% (US0003M + 1.100%) due 04/25/2026 ~	3,400	3,415
BMW Vehicle Lease Trust
1.640% due 07/22/2019	7,500	7,504
Capital One Multi-Asset Execution Trust
1.684% (LIBOR01M + 0.450%) due 02/15/2022 ~	2,500	2,514
Chase Issuance Trust
1.360% due 04/15/2020	1,200	1,200
1.840% due 04/15/2022	1,700	1,699
Citibank Credit Card Issuance Trust
1.665% (LIBOR01M + 0.430%) due 09/10/2020 ~	1,550	1,556
Crestline Denali CLO Ltd.
1.000% due 10/26/2027 (a)	3,800	3,800
2.464% (US0003M + 1.150%) due 04/28/2025 ~	3,594	3,601
ECMC Group Student Loan Trust
2.287% (US0001M + 1.050%) due 05/25/2067 ~	5,266	5,273
Emerson Park CLO Ltd.
2.284% (US0003M + 0.980%) due 07/15/2025 ~	2,800	2,809
Figueroa CLO Ltd.
2.575% (US0003M + 1.250%) due 06/20/2027 ~	6,600	6,621
Ford Credit Auto Lease Trust
1.374% (US0001M + 0.140%) due 11/15/2019 ~	6,500	6,504
Ford Credit Auto Owner Trust
1.040% due 09/15/2019	4,084	4,077
Gallatin Loan Management
1.000% due 07/15/2027 +(a)	3,500	3,500
Hildene CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~	3,400	3,420
2.486% (US0003M + 1.180%) due 07/19/2026 ~	3,400	3,415
Honda Auto Receivables Owner Trust
1.040% due 04/18/2019	4,052	4,046

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lime Street CLO Ltd.
1.565% (US0003M + 0.240%) due 06/20/2021 ~	$2,165	$2,164
Mercedes-Benz Auto Lease Trust
1.150% due 01/15/2019	3,921	3,919
Mountain Hawk CLO Ltd.
2.504% (US0003M + 1.200%) due 04/18/2025 ~	2,200	2,209
Navient Student Loan Trust
1.537% (US0001M + 0.300%) due 07/26/2066 ~	2,772	2,773
1.557% (US0001M + 0.320%) due 07/25/2030 ~	362	362
1.637% (US0001M + 0.400%) due 07/26/2066 ~	4,502	4,508
2.048% due 07/26/2066 +~	5,800	5,793
Nelnet Student Loan Trust
1.834% (US0001M + 0.600%) due 03/25/2030 ~	4,690	4,715
2.094% (US0003M + 0.780%) due 07/27/2048 ~	2,811	2,841
2.117% (US0003M + 0.800%) due 11/25/2048 ~	1,402	1,420
Northwoods Capital Ltd.
2.393% (US0003M + 1.080%) due 11/04/2025 ~	3,400	3,407
OHA Credit Partners Ltd.
2.317% (US0003M + 1.010%) due 10/20/2025 ~	3,400	3,409
Seneca Park CLO Ltd.
2.424% (US0003M + 1.120%) due 07/17/2026 ~	3,400	3,417
SLC Student Loan Trust
1.375% (US0003M + 0.060%) due 05/15/2029 ~	5,141	5,073
1.410% (US0003M + 0.090%) due 06/15/2024 ~	129	129
1.420% (US0003M + 0.100%) due 09/15/2026 ~	1,092	1,089
1.430% (US0003M + 0.110%) due 03/15/2027 ~	1,643	1,639
2.192% (US0003M + 0.875%) due 11/25/2042 ~	1,720	1,747
SLM Student Loan Trust
1.404% (US0003M + 0.090%) due 07/25/2019 ~	107	107
1.414% (US0003M + 0.100%) due 04/25/2027 ~	2,164	2,158
1.424% (US0003M + 0.110%) due 10/27/2025 ~	1,749	1,748
1.424% (US0003M + 0.110%) due 07/27/2026 ~	304	304
1.424% (US0003M + 0.110%) due 01/25/2027 ~	1,445	1,444
1.434% (US0003M + 0.120%) due 01/25/2027 ~	2,182	2,175
1.454% (US0003M + 0.140%) due 10/25/2028 ~	9,100	9,060
1.524% (US0003M + 0.210%) due 04/25/2023 ~	490	490
1.790% (LIBOR03M + 0.550%) due 12/15/2027 ~	7,073	7,073
1.864% (US0003M + 0.550%) due 04/27/2026 ~	7,052	7,075
1.864% (US0003M + 0.550%) due 01/25/2028 ~	9,832	9,855
Sound Point CLO Ltd.
2.294% (US0003M + 0.990%) due 07/15/2025 ~	2,708	2,713
Sudbury Mill CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~	3,150	3,156
Symphony CLO Ltd.
2.334% (US0003M + 1.030%) due 10/15/2025 ~	3,150	3,158

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	113

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Telos CLO Ltd.
2.574% (US0003M + 1.270%) due 01/17/2027 ~	$3,100	$3,113
TICP CLO Ltd.
2.467% (US0003M + 1.160%) due 07/20/2026 ~	3,400	3,405
2.494% (US0003M + 1.180%) due 04/26/2026 ~	2,600	2,612

Total Asset-Backed Securities (Cost $186,211)		186,587

SOVEREIGN ISSUES 0.7%
Development Bank of Japan, Inc.
1.000% due 01/22/2018	1,300	1,297
Japan Bank for International Cooperation
2.125% due 06/01/2020	2,800	2,803
Japan Finance Organization for Municipalities
1.375% due 02/05/2018	1,300	1,297
Province of Quebec
2.375% due 01/31/2022	4,700	4,740

Total Sovereign Issues (Cost $10,092)		10,137

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.1%

CERTIFICATES OF DEPOSIT 1.4%
Barclays Bank PLC
1.781% due 03/16/2018	$8,000	$8,008
Mizuho Bank Ltd.
2.010% due 12/12/2017	11,600	11,618

		19,626

REPURCHASE AGREEMENTS (d) 0.5%
		7,436

SHORT-TERM NOTES 1.2%
Federal Home Loan Bank
1.014% due 10/02/2017 (b)(c)	13,700	13,700

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hewlett Packard Enterprise Co.
3.041% (US0003M + 1.740%) due 10/05/2017 ~	$3,250	$3,250

		16,950

Total Short-Term Instruments (Cost $43,986)		44,012

Total Investments in Securities (Cost $1,906,067)		1,908,613

Total Investments 136.9% (Cost $1,906,067)		$1,908,613

Financial Derivative Instruments (e)(g) 0.0% (Cost or Premiums, net $1,242)		(175)

Other Assets and Liabilities, net (36.9)%		(514,260)

Net Assets 100.0%		$1,394,178

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	1.210%	09/29/2017	10/02/2017	$4,000	U.S. Treasury Bonds 2.875% due 11/15/2046	$(4,089)	$4,000	$4,000
FICC	0.500	09/29/2017	10/02/2017	3,436	U.S. Treasury Notes 2.625% due 08/15/2020	(3,506)	3,436	3,436

Total Repurchase Agreements						$(7,595)	$7,436	$7,436

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$4,000	$0	$0	$4,000	$(4,089)	$(89)
FICC	3,436	0	0	3,436	(3,506)	(70)

Total Borrowings and Other Financing Transactions	$7,436	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

114	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2017	1,427	$167,673	$(1,093)	$0	$(234)
U.S. Treasury 10-Year Note December Futures	12/2017	90	11,278	(117)	0	(21)

				$(1,210)	$0	$(255)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	61	$(10,073)	$185	$0	$(25)

Total Futures Contracts				$(1,025)	$0	$(280)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	06/20/2021	0.401%	$	650	$7	$7	$14	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.460		8,400	60	128	188	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.548		3,200	58	9	67	0	(1)
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2021	1.046		4,600	(183)	176	(7)	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.570		100	2	0	2	0	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.367		1,300	7	23	30	0	0

							$(49)	$343	$294	$1	$(2)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	07/12/2023	$40,200	$283	$(174)	$109	$70	$0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	16,800	1,006	(327)	679	32	0

						$1,289	$(501)	$788	$102	$0

Total Swap Agreements						$1,240	$(158)	$1,082	$103	$(2)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$103	$103	$0	$(280)	$(2)	$(282)

(f)	Securities with an aggregate market value of $9,865 and cash of $2,933 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	115

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	Mexico Government International Bond	1.000%	Quarterly	06/20/2019	0.417%	$100	$1	$0	$1	$0
JPM	China Government International Bond	1.000	Quarterly	12/20/2019	0.252	200	1	2	3	0

							$2	$2	$4	$0

Total Swap Agreements							$2	$2	$4	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
GST	$0	$0	$1	$1	$0	$0	$0	$0	$1	$0	$1
JPM	0	0	3	3	0	0	0	0	3	0	3

Total Over the Counter	$0	$0	$4	$4	$0	$0	$0	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

116	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$1	$0	$0	$102	$103

Over the counter
Swap Agreements	$0	$4	$0	$0	$0	$4

	$0	$5	$0	$0	$102	$107

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$280	$280
Swap Agreements	0	2	0	0	0	2

	$0	$2	$0	$0	$280	$282

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,728	$1,728
Swap Agreements	0	135	0	0	(537)	(402)

	$0	$135	$0	$0	$1,191	$1,326

Over the counter
Swap Agreements	$0	$2	$0	$0	$0	$2

	$0	$137	$0	$0	$1,191	$1,328

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,414)	$(1,414)
Swap Agreements	0	70	0	0	(170)	(100)

	$0	$70	$0	$0	$(1,584)	$(1,514)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	117

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$343,198	$0	$343,198
Industrials	0	142,671	0	142,671
Utilities	0	50,153	0	50,153
Municipal Bonds & Notes
Arizona	0	1,251	0	1,251
California	0	19,009	0	19,009
Florida	0	1,057	0	1,057
Georgia	0	1,105	0	1,105
Idaho	0	4,352	0	4,352
Massachusetts	0	2,767	0	2,767
Nevada	0	650	0	650
New York	0	19,003	0	19,003
North Carolina	0	560	0	560
Ohio	0	110	0	110
Pennsylvania	0	2,034	0	2,034
South Carolina	0	3,370	0	3,370
Texas	0	4,703	0	4,703
Utah	0	3,317	0	3,317
Washington	0	3,430	0	3,430
Wisconsin	0	395	0	395
U.S. Government Agencies	0	761,788	0	761,788
U.S. Treasury Obligations	0	269,374	0	269,374
Non-Agency Mortgage-Backed Securities	2,781	30,799	0	33,580

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Asset-Backed Securities	$0	$177,294	$9,293	$186,587
Sovereign Issues	0	10,137	0	10,137
Short-Term Instruments
Certificates of Deposit	0	19,626	0	19,626
Repurchase Agreements	0	7,436	0	7,436
Short-Term Notes	0	16,950	0	16,950

Total Investments	$2,781	$1,896,539	$9,293	$1,908,613

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	103	0	103
Over the counter	0	4	0	4

	$0	$107	$0	$107

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(280)	$(2)	$0	$(282)

Total Financial Derivative Instruments	$(280)	$105	$0	$(175)

Totals	$2,501	$1,896,644	$9,293	$1,908,438

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

118	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Mortgage Portfolio

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 229.6%

CORPORATE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%
CVS Pass-Through Trust
6.036% due 12/10/2028	$1,335	$1,510

Total Corporate Bonds & Notes (Cost $1,334)		1,510

MUNICIPAL BONDS & NOTES 0.1%

TEXAS 0.1%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999
0.000% due 08/01/2034 (e)	7,990	2,696

Total Municipal Bonds & Notes (Cost $4,283)		2,696

U.S. GOVERNMENT AGENCIES 202.5%
Fannie Mae
0.000% due 08/25/2022 (e)	3	2
1.297% (LIBOR01M + 0.060%) due 07/25/2037 ~	1,215	1,193
1.338% (LIBOR01M + 0.060%) due 12/25/2036 ~	3,059	3,010
1.361% due 10/25/2046 ~(a)	1,094	52
1.405% (LIBOR01M + 0.220%) due 09/26/2033 ~	23	23
1.435% due 07/25/2044 ~(a)	2,264	107
1.457% (LIBOR01M + 0.220%) due 07/25/2032 ~	217	209
1.497% (US0001M + 0.260%) due 06/25/2032 ~	2	2
1.497% due 10/25/2045 ~(a)	3,021	175
1.507% due 04/25/2046 (a)	2,198	103
1.535% due 07/25/2052 ~(a)	2,189	116
1.537% (LIBOR01M + 0.300%) due 12/25/2028 ~	7	7
1.545% due 04/25/2055 ~(a)	3,555	170
1.546% due 07/25/2045 ~(a)	10,493	645
1.597% (US0001M + 0.360%) due 02/25/2033 ~	22	21
1.634% (LIBOR01M + 0.400%) due 04/18/2028 - 12/18/2032 ~	45	45
1.637% (LIBOR01M + 0.400%) due 06/25/2029 - 04/25/2032 ~	115	115
1.654% due 07/25/2044 ~(a)	3,053	140
1.684% (LIBOR01M + 0.450%) due 10/18/2030 ~	24	24
1.734% (LIBOR01M + 0.500%) due 09/18/2027 ~	51	52
1.734% due 08/25/2054 ~(a)	4,149	248
1.737% (LIBOR01M + 0.500%) due 06/25/2030 ~	108	108
1.766% due 03/25/2045 ~(a)	2,218	148
1.775% due 01/25/2045 ~(a)	2,829	159
1.840% due 08/25/2044 ~(a)	2,591	151
1.859% due 08/25/2055 ~(a)	2,193	127
1.875% (COF 11 + 1.250%) due 05/01/2019 ~	14	14
1.887% (LIBOR01M + 0.650%) due 06/25/2022 - 09/25/2023 ~	23	23
1.898% (COF 11 + 1.250%) due 10/01/2023 ~	9	9
1.907% (COF 11 + 1.250%) due 11/01/2019 - 10/01/2031 ~	27	27
2.000% due 11/01/2026 - 02/01/2032	35,910	35,340
2.029% (12MTA + 1.200%) due 10/01/2044 ~	219	223
2.030% (12MTA + 1.200%) due 08/01/2042 - 10/01/2044 ~	2,097	2,136
2.137% (LIBOR01M + 0.900%) due 04/25/2032 - 04/25/2037 ~	5,433	5,540
2.145% (H15T1Y + 1.520%) due 07/01/2030 ~	19	19
2.222% (COF 11 + 1.250%) due 07/01/2027 ~	4	4
2.229% (H15T1Y + 1.391%) due 03/01/2035 ~	162	172

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.230% (12MTA + 1.400%) due 10/01/2030 - 12/01/2040 ~	$279	$283
2.337% (LIBOR01M + 1.100%) due 05/25/2023 ~	10	11
2.356% due 01/25/2022 ~(a)	22,500	1,271
2.500% due 10/01/2046 - 02/01/2047	988	956
2.537% (LIBOR01M + 1.300%) due 11/25/2021 ~	6	6
2.575% (H15T1Y + 2.075%) due 11/01/2026 ~	66	67
2.636% (LIBOR01M + 3.667%) due 10/25/2042 ~	2,348	1,920
2.645% (H15T1Y + 2.145%) due 09/01/2028 ~	1	1
2.655% (H15BIN6M + 2.055%) due 04/01/2022 ~	20	20
2.675% (US0006M + 1.300%) due 11/01/2035 ~	564	579
2.711% (12MTA + 1.893%) due 11/01/2035 ~	182	192
2.723% (H15T1Y + 2.098%) due 02/01/2026 ~	4	4
2.730% (H15T1Y + 2.105%) due 04/01/2030 ~	6	6
2.744% (H15T1Y + 2.244%) due 07/01/2024 ~	1	1
2.752% (H15T1Y + 1.993%) due 02/01/2035 ~	296	310
2.771% (US0012M + 1.308%) due 11/01/2035 ~	6	6
2.818% (H15T1Y + 2.164%) due 12/01/2031 ~	4	4
2.825% (H15T1Y + 2.200%) due 01/01/2030 ~	7	7
2.831% (H15T1Y + 2.120%) due 11/01/2025 ~	12	12
2.839% (US0006M + 1.404%) due 03/01/2035 ~	57	59
2.864% (US0006M + 1.489%) due 06/01/2023 ~	13	14
2.872% (H15T3Y + 1.870%) due 02/01/2026 ~	17	18
2.874% (H15T1Y + 2.135%) due 11/01/2025 ~	56	59
2.889% (H15T1Y + 2.099%) due 05/01/2030 ~	23	24
2.895% (H15T1Y + 2.270%) due 09/01/2030 ~	17	18
2.969% (H15T1Y + 2.215%) due 09/01/2031 ~	13	14
2.974% (US0006M + 1.535%) due 09/01/2035 ~	359	372
2.996% (H15T1Y + 2.121%) due 03/01/2024 ~	4	4
3.000% due 11/01/2020 - 07/01/2047	123,673	125,176
3.000% due 11/25/2043 - 05/25/2046 (a)	22,557	3,516
3.004% (US0012M + 1.379%) due 02/01/2032 ~	54	56
3.010% (H15T1Y + 2.135%) due 04/01/2030 ~	5	5
3.035% (US0012M + 1.681%) due 10/01/2035 ~	79	82
3.055% (H15T3Y + 2.055%) due 04/01/2020 ~	23	23
3.060% (H15T1Y + 2.350%) due 01/01/2030 ~	87	89
3.075% (COF 11 + 1.251%) due 05/01/2036 ~	419	435
3.079% (H15T1Y + 2.268%) due 10/01/2035 ~	9	10
3.080% (H15T1Y + 2.205%) due 04/01/2030 ~	38	39
3.081% (H15T1Y + 2.178%) due 06/01/2035 ~	37	39
3.087% (US0012M + 1.337%) due 05/01/2035 ~	81	84

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.110% (H15T1Y + 2.485%) due 12/01/2029 ~	$3	$3
3.116% (H15T1Y + 2.155%) due 02/01/2027 ~	20	21
3.117% (H15T1Y + 2.247%) due 05/01/2027 ~	21	21
3.118% (US0012M + 1.618%) due 12/01/2035 ~	80	82
3.123% (H15T1Y + 2.496%) due 12/01/2027 ~	13	13
3.125% (H15T1Y + 2.500%) due 12/01/2023 ~	7	7
3.125% (H15T1Y + 2.125%) due 06/01/2026 ~	6	6
3.125% (US0012M + 1.375%) due 04/01/2033 ~	87	89
3.140% (H15T1Y + 2.140%) due 05/01/2029 ~	11	12
3.145% (H15T1Y + 2.270%) due 04/01/2032 ~	4	5
3.150% (H15T1Y + 2.275%) due 03/01/2030 ~	54	55
3.162% (12MTA + 2.370%) due 05/01/2036 ~	73	78
3.164% (US0006M + 1.784%) due 03/01/2025 ~	5	5
3.166% (COF 11 + 1.250%) due 05/01/2036 ~	7	8
3.176% (H15T1Y + 2.270%) due 06/01/2030 ~	49	51
3.184% (COF 11 + 1.250%) due 09/01/2027 ~	1	1
3.185% (H15T1Y + 2.225%) due 05/01/2026 ~	8	8
3.195% (H15T1Y + 2.253%) due 06/01/2032 ~	94	99
3.196% (US0012M + 1.810%) due 09/01/2034 ~	173	183
3.197% (US0012M + 1.577%) due 01/01/2035 ~	91	95
3.205% (US0012M + 1.705%) due 11/01/2031 ~	25	26
3.210% (US0012M + 1.610%) due 02/01/2034 ~	99	104
3.226% (H15T1Y + 2.260%) due 06/01/2035 ~	1,117	1,182
3.228% (US0012M + 1.602%) due 03/01/2035 ~	169	178
3.234% (H15T1Y + 2.128%) due 08/01/2029 ~	30	32
3.249% (US0012M + 1.499%) due 09/01/2035 ~	395	415
3.268% (H15T1Y + 2.315%) due 01/01/2026 ~	89	92
3.277% (H15T1Y + 2.152%) due 07/01/2032 ~	19	19
3.288% due 05/25/2035 ~	237	250
3.311% (US0012M + 1.561%) due 07/01/2035 ~	58	61
3.317% (US0012M + 1.737%) due 12/01/2035 ~	21	21
3.319% (US0012M + 1.736%) due 09/01/2035 ~	12	12
3.336% (US0012M + 1.586%) due 07/01/2035 ~	158	165
3.387% (US0012M + 1.637%) due 05/01/2035 ~	131	138
3.395% (H15T1Y + 2.270%) due 06/01/2029 ~	17	17
3.395% (US0012M + 1.675%) due 02/01/2035 ~	64	68
3.397% (US0012M + 1.625%) due 08/01/2035 ~	76	80
3.402% (H15T1Y + 2.277%) due 09/01/2030 ~	13	13
3.405% (US0012M + 1.780%) due 11/01/2035 ~	23	24
3.415% (US0012M + 1.665%) due 07/01/2034 ~	133	141
3.440% due 02/01/2032	3,000	3,104

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	119

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 09/01/2025 - 02/01/2045	$21,150	$21,948
3.500% (COF 11 + 1.250%) due 03/01/2026 - 08/01/2026 ~	7	7
3.500% due 04/25/2046 (a)	5,142	630
3.527% (COF 11 + 1.250%) due 08/01/2029 ~	4	4
3.537% (US0012M + 1.912%) due 02/01/2036 ~	56	59
3.570% (H15T1Y + 2.445%) due 02/01/2025 ~	24	24
3.574% (H15T5Y + 2.169%) due 02/01/2030 ~	121	128
3.649% (COF 11 + 1.250%) due 05/01/2036 ~	6	6
3.652% (US0012M + 1.902%) due 04/01/2035 ~	40	42
3.800% due 08/01/2025	3,133	3,349
3.845% (US0006M + 2.345%) due 02/01/2024 ~	62	63
3.905% (H15T5Y + 2.155%) due 02/01/2031 ~	27	27
3.919% (COF 11 + 1.254%) due 05/01/2036 ~	10	10
4.000% due 10/01/2020 - 07/01/2046	203,885	217,322
4.000% due 06/25/2044 (a)	664	98
4.000% (LIBOR01M + 10.000%) due 03/25/2047 ~	4,177	4,109
4.036% (COF 11 + 1.250%) due 11/01/2028 ~	94	97
4.040% (COF 11 + 1.250%) due 11/01/2028 ~	56	59
4.182% (COF 11 + 1.250%) due 06/01/2029 ~	2	2
4.215% (COF 11 + 1.250%) due 08/01/2028 ~	42	45
4.489% (COF 11 + 1.250%) due 01/01/2028 ~	2	2
4.491% (COF 11 + 1.250%) due 02/01/2028 ~	38	40
4.500% due 09/01/2019 - 06/01/2044	35,640	38,442
4.768% (COF 11 + 1.737%) due 09/01/2034 ~	17	18
4.813% (LIBOR01M + 6.050%) due 06/25/2046 ~(a)	15,504	2,988
4.835% (COF 11 + 1.250%) due 02/01/2031 ~	112	118
4.875% (COF 11 + 1.250%) due 05/01/2019 ~	2	3
4.913% (LIBOR01M + 6.150%) due 07/25/2042 - 08/25/2042 ~(a)	26,366	4,264
4.956% (COF 11 + 1.250%) due 07/01/2024 ~	1	1
5.000% due 10/01/2017 - 11/01/2043	14,878	16,068
5.000% (COF 11 + 1.250%) due 01/01/2024 ~	1	1
5.097% (COF 11 + 1.250%) due 01/01/2029 ~	8	7
5.434% (COF 11 + 1.250%) due 12/01/2030 ~	100	108
5.486% (COF 11 + 1.250%) due 02/01/2031 ~	50	55
5.500% due 01/01/2021 - 02/01/2042	31,437	35,073
5.504% (COF 11 + 1.250%) due 09/01/2020 ~	4	4
6.000% due 11/01/2018 - 05/01/2041	39,218	44,177
6.285% due 02/25/2029 ~	111	117
6.300% due 06/25/2031 ~	175	179
6.300% due 10/17/2038	38	39
6.446% (LIBOR01M + 9.333%) due 10/25/2045 ~	2,460	2,485
6.500% due 12/01/2017 - 05/01/2040	15,067	17,051
6.500% due 04/25/2038 (a)	393	110
6.589% due 10/25/2031	5	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.850% due 12/18/2027	$271	$305
7.000% due 03/25/2020 - 09/01/2032	498	550
7.500% due 03/25/2023 - 07/25/2041	804	908
7.730% due 01/01/2025	593	593
7.800% due 10/25/2022	20	21
7.800% due 06/25/2026 ~	4	5
8.000% due 07/01/2030 - 05/01/2032	26	30
8.383% due 06/25/2032 ~	10	10
8.750% due 11/25/2019 - 06/25/2021	19	20
9.000% due 03/25/2021 - 11/01/2025	16	18
9.000% due 05/25/2022 - 06/25/2022 (a)	5	0
9.500% due 11/25/2020 - 04/01/2025	40	43
11.288% (LIBOR01M + 15.000%) due 06/25/2042 ~	379	601
Fannie Mae, TBA
2.500% due 10/01/2032 - 10/01/2047	84,750	85,239
3.000% due 10/01/2032 - 11/01/2047	402,385	407,144
3.500% due 10/01/2032 - 12/01/2047	670,700	691,589
4.000% due 10/01/2047 - 11/01/2047	233,710	245,862
4.500% due 10/01/2047 - 11/01/2047	44,000	47,214
5.000% due 10/01/2047	57,500	62,724
5.500% due 10/01/2047	300	332
6.000% due 10/01/2047	1,000	1,126
Farmer Mac
8.284% due 04/25/2030 +~	167	165
FDIC Structured Sale Guaranteed Bonds
1.734% (LIBOR01M + 0.500%) due 11/29/2037 ~	886	884
Federal Housing Administration
6.896% due 07/01/2020	30	30
7.430% due 02/01/2020 - 05/01/2024	1,003	1,007
Freddie Mac
1.130% due 01/25/2020 ~(a)	56,249	1,056
1.142% due 11/25/2022 ~(a)	30,669	1,313
1.324% due 10/15/2037 ~(a)	796	41
1.362% due 04/25/2021 ~(a)	96,008	3,451
1.434% (LIBOR01M + 0.200%) due 03/15/2031 ~	77	78
1.452% due 11/25/2019 ~(a)	53,049	1,101
1.468% due 10/15/2037 ~(a)	9,988	627
1.474% (LIBOR01M + 0.240%) due 07/25/2031 ~	40	38
1.484% (LIBOR01M + 0.250%) due 05/25/2031 - 07/15/2034 ~	161	160
1.517% (LIBOR01M + 0.280%) due 09/25/2031 ~	136	134
1.525% due 11/15/2036 ~(a)	2,118	148
1.539% due 11/25/2019 ~(a)	77,253	1,985
1.543% due 03/15/2037 ~(a)	826	49
1.545% due 10/15/2037 ~(a)	280	13
1.562% (LIBOR01M + 0.330%) due 11/25/2021 ~	3,587	3,588
1.582% (LIBOR01M + 0.350%) due 09/25/2021 ~	2,500	2,503
1.584% (LIBOR01M + 0.350%) due 12/15/2029 ~	84	84
1.607% due 11/15/2038 ~(a)	2,501	136
1.609% due 06/15/2038 ~(a)	1,293	84
1.684% (LIBOR01M + 0.450%) due 03/15/2024 - 12/15/2031 ~	253	255
1.686% due 08/15/2041 ~(a)	766	39
1.734% (LIBOR01M + 0.500%) due 05/15/2023 - 03/15/2032 ~	29	29
1.784% (LIBOR01M + 0.550%) due 03/15/2032 ~	1	1
1.831% due 10/15/2041 ~(a)	1,607	94

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.834% (LIBOR01M + 0.600%) due 08/15/2035 ~	$900	$909
1.875% (COF 11 + 1.230%) due 07/01/2030 ~	96	95
1.901% due 02/15/2038 ~(a)	1,709	96
1.928% due 02/15/2038 ~(a)	1,353	88
2.026% due 08/15/2036 ~(a)	1,365	82
2.148% (COF 11 + 1.500%) due 08/01/2018 ~	3	3
2.184% (LIBOR01M + 0.950%) due 04/15/2031 ~	873	898
2.234% (LIBOR01M + 1.000%) due 06/15/2031 ~	62	63
2.270% (COF 11 + 1.645%) due 07/01/2019 ~	3	3
2.434% (LIBOR01M + 1.200%) due 07/15/2027 ~	371	383
2.460% (H15T1Y + 1.960%) due 04/01/2025 ~	14	14
2.500% (COF 11 + 1.875%) due 04/01/2019 ~	4	4
2.500% due 10/15/2027 - 12/15/2027 (a)	24,611	1,874
2.625% (H15T1Y + 2.125%) due 10/01/2024 ~	55	56
2.740% (H15T1Y + 2.240%) due 10/01/2023 ~	19	19
2.750% due 06/15/2026	2,748	2,756
2.762% (H15T1Y + 2.137%) due 01/01/2028 ~	20	20
2.793% (H15T1Y + 2.250%) due 11/01/2031 ~	1	1
2.813% (H15T1Y + 2.035%) due 03/01/2033 ~	99	104
2.839% (H15T1Y + 2.201%) due 09/01/2026 ~	56	57
2.848% (H15T1Y + 2.223%) due 12/01/2032 ~	43	44
2.864% (H15T1Y + 2.131%) due 11/01/2027 ~	67	68
2.869% (H15T1Y + 2.244%) due 09/01/2028 ~	9	9
2.896% (H15T1Y + 2.335%) due 12/01/2026 ~	6	6
2.899% (H15T1Y + 2.207%) due 11/01/2027 ~	1	1
2.926% (US0006M + 1.546%) due 10/01/2023 ~	177	185
2.931% (H15T1Y + 2.188%) due 04/01/2029 ~	11	12
2.951% (H15T1Y + 2.075%) due 10/01/2027 ~	11	11
2.955% (H15T1Y + 2.237%) due 07/01/2035 ~	308	324
2.958% (H15T1Y + 2.127%) due 06/01/2022 ~	7	7
2.987% (H15T1Y + 2.218%) due 07/01/2024 ~	20	20
3.000% due 08/15/2032 - 08/01/2046	11,472	11,537
3.000% due 02/15/2033 - 12/15/2042 (a)	9,963	977
3.018% (H15T1Y + 2.231%) due 04/01/2031 ~	2	2
3.034% (H15T1Y + 2.393%) due 02/01/2027 ~	119	123
3.040% (H15T1Y + 2.339%) due 12/01/2029 ~	55	57
3.046% (H15T1Y + 2.212%) due 06/01/2024 ~	6	6
3.055% (H15T1Y + 2.198%) due 06/01/2022 ~	1	1
3.075% (H15T1Y + 2.200%) due 09/01/2027 ~	23	23
3.077% (US0012M + 1.625%) due 10/01/2035 ~	147	154
3.110% (H15T1Y + 2.258%) due 11/01/2029 ~	535	557
3.111% (H15T1Y + 2.243%) due 09/01/2037 ~	3,430	3,619

120	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.117% (H15T1Y + 2.282%) due 06/01/2028 ~	$28	$29
3.124% (H15T1Y + 2.249%) due 03/01/2032 ~	19	20
3.136% (H15T1Y + 2.268%) due 08/01/2027 ~	6	6
3.154% (US0012M + 1.515%) due 12/01/2035 ~	780	815
3.165% (H15T1Y + 2.282%) due 07/01/2028 ~	144	150
3.165% (H15T1Y + 2.267%) due 02/01/2029 ~	55	58
3.175% (H15T1Y + 2.331%) due 02/01/2031 ~	1	1
3.199% (H15T1Y + 2.374%) due 02/01/2029 ~	17	17
3.223% (H15T1Y + 2.511%) due 03/01/2027 ~	3	3
3.228% due 08/15/2032 ~	112	117
3.239% (H15T1Y + 2.360%) due 10/01/2024 ~	40	42
3.250% (H15T1Y + 2.125%) due 08/01/2029 ~	13	13
3.270% (H15T1Y + 2.395%) due 04/01/2036 ~	167	177
3.285% (H15T1Y + 2.390%) due 05/01/2032 ~	243	253
3.288% (H15T1Y + 2.437%) due 10/01/2027 ~	14	15
3.292% (H15T1Y + 2.390%) due 05/01/2032 ~	157	162
3.316% (H15T1Y + 2.357%) due 07/01/2027 ~	20	22
3.324% (H15T3Y + 2.280%) due 03/01/2029 ~	27	28
3.339% (H15T1Y + 2.250%) due 08/01/2035 ~	67	71
3.372% (H15T1Y + 2.408%) due 07/01/2030 ~	8	8
3.390% (H15T1Y + 2.408%) due 05/01/2032 ~	18	19
3.397% (US0012M + 1.750%) due 03/01/2033 ~	38	41
3.420% (H15T1Y + 2.405%) due 08/01/2030 ~	2	2
3.457% (H15T1Y + 2.357%) due 11/01/2027 ~	30	31
3.500% due 12/15/2022 - 07/01/2043	7,294	7,621
3.500% due 08/15/2026 - 06/15/2043 (a)	32,837	6,542
3.500% due 08/15/2045 (a)	9,839	1,804
3.547% (US0012M + 1.728%) due 10/01/2036 ~	136	143
3.614% (US0012M + 1.945%) due 11/01/2034 ~	139	148
3.647% (US0006M + 2.251%) due 09/01/2024 ~	9	9
3.740% (H15T1Y + 2.615%) due 02/01/2027 ~	20	20
3.850% (US0012M + 1.975%) due 05/01/2032 ~	1	1
4.000% due 06/01/2029 - 09/01/2045	17,001	18,047
4.000% due 01/15/2046 (a)	16,746	3,395
4.500% due 06/01/2018 - 09/01/2043	22,192	23,948
5.000% due 04/01/2018 - 08/01/2041	27,873	30,497
5.139% due 05/15/2037 ~(a)	516	29
5.500% due 11/01/2018 - 06/01/2041	50,480	56,230
6.000% due 10/01/2021 - 05/01/2040	7,682	8,667
6.250% due 12/15/2028	238	262
6.500% due 03/15/2021 - 10/25/2043	3,368	3,798
7.000% due 11/15/2020 - 12/01/2032	209	227
7.000% due 10/25/2023 (a)	19	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.331% (LIBOR01M + 9.800%) due 10/15/2040 ~	$19	$19
7.400% due 02/01/2021	11	11
7.500% due 03/01/2022 - 01/15/2030	130	151
7.500% due 08/15/2029 (a)	5	1
7.645% due 05/01/2025	531	619
8.000% due 06/01/2030 - 09/01/2030	2	3
8.500% due 08/01/2024 - 08/01/2027	65	74
8.967% (LIBOR01M + 12.267%) due 05/15/2035 ~	3,599	4,153
9.000% due 12/15/2020	8	9
9.500% due 12/15/2020 - 06/01/2021	36	39
9.500% due 11/01/2021 (a)	3	0
9.641% (LIBOR01M + 13.600%) due 05/15/2041 ~	4,167	4,878
11.051% (LIBOR01M + 16.000%) due 01/15/2035 ~	4,986	6,358
Freddie Mac, TBA
2.500% due 10/01/2032 - 10/01/2047	44,000	44,229
3.000% due 10/01/2032 - 10/01/2047	266,450	267,746
3.500% due 10/01/2047 - 11/01/2047	223,500	230,129
4.000% due 10/01/2047	126,400	133,056
4.500% due 10/01/2047	18,500	19,833
Ginnie Mae
0.000% due 03/20/2035 (b)(e)	349	298
0.590% due 12/20/2045 ~(a)	3,081	84
0.623% due 09/20/2045 ~(a)	5,164	156
0.665% due 08/20/2045 ~(a)	1,546	53
0.743% due 06/16/2043 ~(a)	32,632	529
0.751% due 06/20/2043 ~(a)	3,324	103
0.755% due 11/20/2045 ~(a)	3,168	95
0.982% due 03/16/2051 ~(a)	1,239	20
1.043% due 06/20/2042 ~(a)	4,267	121
1.093% due 06/20/2042 ~(a)	3,925	112
1.434% (LIBOR01M + 0.200%) due 05/16/2030 ~	43	43
1.534% (LIBOR01M + 0.300%) due 01/16/2031 ~	5	5
1.586% (LIBOR01M + 0.350%) due 06/20/2032 ~	112	112
1.834% (LIBOR01M + 0.600%) due 02/16/2030 ~	21	22
1.881% (US0001M + 0.650%) due 05/20/2063 ~	3,885	3,902
1.951% (US0001M + 0.720%) due 09/20/2063 ~	18,568	18,682
2.125% (H15T1Y + 1.500%) due 08/20/2021 - 07/20/2035 ~	10,241	10,655
2.186% (LIBOR01M + 0.950%) due 03/20/2031 ~	888	906
2.231% (US0001M + 1.000%) due 08/20/2063 ~	28,065	28,480
2.236% (LIBOR01M + 1.000%) due 02/20/2031 ~	546	549
2.250% (H15T1Y + 1.500%) due 12/20/2027 - 12/20/2032 ~	1,519	1,580
2.258% (H15T1Y) due 01/20/2059 ~	732	745
2.319% (H15T1Y) due 10/20/2058 ~	547	558
2.375% (H15T1Y + 1.500%) due 01/20/2022 - 02/20/2032 ~	1,454	1,501
2.500% (H15T1Y + 1.500%) due 12/20/2020 - 09/20/2030 ~	101	104
2.500% due 03/20/2027 - 07/20/2027	6,322	6,406
2.531% (US0001M + 1.300%) due 09/20/2063 ~	13,872	14,223
2.625% (H15T1Y + 1.500%) due 04/20/2021 - 04/20/2033 ~	6,925	7,187
2.875% (H15T1Y + 2.000%) due 01/20/2034 ~	3,078	3,268
3.000% (H15T1Y + 1.500%) due 06/20/2018 - 03/20/2021 ~	40	40
3.000% (H15T1Y + 2.000%) due 11/20/2020 ~	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 05/20/2039 - 06/20/2046 (a)	$5,795	$767
3.000% due 03/15/2045	765	778
3.125% (H15T1Y + 2.000%) due 04/20/2019 ~	2	2
3.500% (H15T1Y + 1.500%) due 12/20/2018 ~	1	1
3.500% due 01/20/2041 - 09/20/2046 (a)	52,987	7,850
3.500% due 11/15/2041 - 03/20/2047	32,358	33,698
3.500% due 10/20/2047 (c)	25,500	26,504
4.000% (H15T1Y + 1.500%) due 11/20/2018 ~	1	1
4.000% due 09/15/2040 - 05/15/2043	1,301	1,383
4.000% due 05/20/2044 (a)	1,477	229
4.500% due 06/15/2035 - 05/20/2046	43,464	46,316
5.000% due 03/15/2033 - 08/20/2043	36,195	39,640
5.500% due 05/15/2031 - 08/15/2041	17,755	19,894
6.000% due 09/15/2036 - 12/15/2040	2,505	2,833
6.446% (LIBOR01M + 9.333%) due 09/20/2045 ~	1,736	1,832
6.500% due 10/15/2023 - 07/15/2039	3,961	4,472
6.857% due 03/16/2041 ~	282	306
7.000% due 09/15/2025 - 09/20/2028	27	30
7.500% due 12/15/2022 - 11/15/2031	72	79
7.750% due 10/15/2025	12	12
8.000% due 06/15/2024 - 09/15/2031	99	118
8.500% due 06/15/2027 - 01/20/2031	388	422
9.000% due 04/15/2020 - 09/15/2030	33	33
9.500% due 12/15/2021	8	8
Ginnie Mae, TBA
2.500% due 10/01/2047	1,000	978
3.000% due 10/01/2047 - 11/01/2047	174,500	176,842
3.500% due 10/01/2047 - 11/01/2047	330,000	342,906
4.000% due 10/01/2047	162,500	171,119
4.500% due 10/01/2047	103,300	110,123
5.000% due 10/01/2047	8,000	8,710
Small Business Administration
5.370% due 04/01/2028	3,222	3,498
5.490% due 05/01/2028	4,149	4,505
5.870% due 05/01/2026 - 07/01/2028	2,732	2,990
6.220% due 12/01/2028	464	512
7.190% due 12/01/2019	10	10
7.220% due 11/01/2020	55	57
Vendee Mortgage Trust
6.417% due 01/15/2030 ~	248	276
6.500% due 03/15/2029	633	713

Total U.S. Government Agencies (Cost $4,163,368)		4,177,300

U.S. TREASURY OBLIGATIONS 2.4%
U.S. Treasury Notes
2.000% due 02/15/2025 (j)	300	296
2.250% due 02/15/2027 (h)(j)	47,375	47,076
2.375% due 05/15/2027	3,000	3,012

Total U.S. Treasury Obligations (Cost $50,795)		50,384

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.0%
Adjustable Rate Mortgage Trust
3.468% due 01/25/2035 ~	168	171
3.583% due 09/25/2035 ~	893	834

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	121

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Home Mortgage Investment Trust
3.453% (US0006M + 2.000%) due 02/25/2045 ~	$288	$292
BAMLL Commercial Mortgage Securities Trust
2.447% (LIBOR01M + 1.220%) due 01/15/2028 ~	2,300	2,304
Banc of America Funding Trust
1.526% (US0001M + 0.290%) due 05/20/2035 ^~	730	638
5.000% due 09/25/2019	31	31
5.753% due 10/25/2036 ^	1,346	1,236
5.837% due 01/25/2037 ^	1,142	1,057
Banc of America Mortgage Trust
3.432% due 02/25/2036 ^~	336	315
3.664% due 06/20/2031 ~	119	121
3.769% due 07/25/2034 ~	3	3
4.067% due 07/20/2032 ~	5	5
6.500% due 10/25/2031	14	15
BCAP LLC Trust
1.734% (US0001M + 0.500%) due 01/26/2036 ~	1,477	1,431
Bear Stearns Adjustable Rate Mortgage Trust
2.779% due 11/25/2030 ~	2	2
2.820% (H15T1Y + 2.150%) due 08/25/2035 ~	187	187
3.260% (H15T1Y + 2.450%) due 03/25/2035 ~	343	347
3.280% (H15T1Y + 2.050%) due 08/25/2035 ~	115	117
3.347% due 08/25/2033 ~	456	462
3.364% due 08/25/2033 ~	276	276
3.551% due 02/25/2033 ~	6	6
3.574% due 01/25/2034 ~	3	3
3.636% (US0012M + 1.950%) due 03/25/2035 ~	93	94
Bear Stearns ALT-A Trust
3.437% due 11/25/2036 ^~	332	303
3.475% due 11/25/2036 ^~	820	707
3.477% due 11/25/2036 ~	815	761
3.564% due 05/25/2035 ~	437	440
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030 ~	215	217
Bear Stearns Mortgage Securities, Inc.
3.669% due 06/25/2030 ~	3	3
Bear Stearns Structured Products, Inc. Trust
3.435% due 12/26/2046 +~	1,606	1,413
Bella Vista Mortgage Trust
1.736% (LIBOR01M + 0.500%) due 05/20/2045 ~	385	285
Chase Mortgage Finance Trust
3.495% due 09/25/2036 ^~	64	62
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.417% (US0001M + 0.180%) due 05/25/2036 ~	211	201
1.487% (US0001M + 0.250%) due 08/25/2035 ~	378	372
1.716% due 01/25/2035 ~	372	338
Citigroup Mortgage Loan Trust, Inc.
2.690% (H15T1Y + 2.100%) due 09/25/2035 ~	467	474
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	9	9
3.450% due 08/25/2035 ^~	490	378
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	1,057	977
Commercial Mortgage Trust
1.798% due 07/10/2046 ~(a)	25,556	45
2.141% due 07/10/2046 ~(a)	15,951	686
Countrywide Alternative Loan Resecuritization Trust
3.144% due 03/25/2047 ~	124	123
Countrywide Alternative Loan Trust
1.407% (US0001M + 0.170%) due 01/25/2037 ^~	202	194
1.436% (US0001M + 0.200%) due 07/20/2046 ^~	668	449

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.437% (US0001M + 0.200%) due 05/25/2036 ~	$62	$53
1.447% (US0001M + 0.210%) due 05/25/2035 ~	1,048	992
1.457% (US0001M + 0.220%) due 05/25/2035 ~	196	173
1.487% (US0001M + 0.250%) due 05/25/2035 ~	283	254
1.487% (US0001M + 0.250%) due 09/25/2046 ^~	3,947	2,319
1.487% (US0001M + 0.250%) due 10/25/2046 ^~	945	723
1.497% (US0001M + 0.260%) due 07/25/2046 ^~	1,944	1,072
1.507% (US0001M + 0.270%) due 05/25/2036 ^~	118	29
1.516% (US0001M + 0.280%) due 09/20/2046 ~	6,929	3,677
1.517% (US0001M + 0.280%) due 12/25/2035 ~	272	261
1.577% (US0001M + 0.340%) due 10/25/2046 ^~	1,939	1,120
1.587% (US0001M + 0.350%) due 06/25/2047 ^~	78	15
1.607% (US0001M + 0.370%) due 11/25/2035 ^~	219	67
6.250% due 11/25/2036 ^	1,289	1,164
Countrywide Home Loan Mortgage Pass-Through Trust
1.537% (US0001M + 0.300%) due 04/25/2046 ^~	385	40
1.577% (US0001M + 0.340%) due 03/25/2036 ~	511	143
1.587% (US0001M + 0.350%) due 02/25/2036 ^~	312	105
1.697% (US0001M + 0.460%) due 05/25/2035 ~	1,059	986
1.777% (US0001M + 0.540%) due 02/25/2035 ~	190	182
1.817% (US0001M + 0.580%) due 04/25/2035 ~	702	668
1.877% (US0001M + 0.640%) due 03/25/2035 ~	90	79
1.897% (US0001M + 0.660%) due 02/25/2035 ~	659	635
1.917% (US0001M + 0.680%) due 02/25/2035 ~	17	17
2.037% (US0001M + 0.800%) due 03/25/2035 ^~	163	40
2.463% due 06/19/2031 ~	6	6
2.750% due 07/19/2031 ~	6	6
3.178% due 02/20/2036 ^~	393	344
3.241% due 11/19/2033 ~	12	12
3.247% due 09/25/2034 ^~	277	256
3.391% due 09/25/2047 ^~	982	925
3.489% due 08/25/2034 ^~	383	365
3.741% due 11/19/2033 ~	22	22
Credit Suisse Commercial Mortgage Trust
4.791% due 05/27/2053 ~	5,214	5,372
Credit Suisse First Boston Mortgage Securities Corp.
3.090% due 06/25/2033 ~	19	19
5.066% due 06/25/2032 ~	4	4
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	2,513	1,409
Deutsche ALT-B Securities, Inc.
1.337% (US0001M + 0.100%) due 10/25/2036 ^~	19	14
Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust
6.000% due 11/26/2036	194	195
DLJ Mortgage Acceptance Corp.
4.623% due 11/25/2023 ~	9	9
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035	248	256
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	13	13
First Republic Mortgage Loan Trust
1.584% (US0001M + 0.350%) due 11/15/2031 ~	1,831	1,783
2.123% due 11/15/2031 ~	437	376

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GreenPoint Mortgage Funding Trust
1.437% (US0001M + 0.200%) due 12/25/2046 ^~	$2,320	$2,061
1.507% (US0001M + 0.270%) due 04/25/2036 ^~	293	258
Greenpoint Mortgage Pass-Through Certificates
3.758% due 10/25/2033 ~	57	57
GSR Mortgage Loan Trust
1.497% (US0001M + 0.260%) due 08/25/2046 ~	3,732	2,431
3.121% due 06/25/2034 ~	29	29
3.390% due 04/25/2036 ~	308	282
HarborView Mortgage Loan Trust
1.367% (US0001M + 0.130%) due 03/19/2037 ~	492	464
1.427% (US0001M + 0.190%) due 07/21/2036 ~	1,010	904
1.457% (US0001M + 0.220%) due 05/19/2046 ^~	845	447
2.828% due 11/19/2034 ~	79	70
3.628% due 07/19/2035 ^~	17	16
3.629% due 08/19/2036 ^~	431	400
3.814% due 08/19/2034 ~	1,720	1,694
HomeBanc Mortgage Trust
1.417% (US0001M + 0.180%) due 12/25/2036 ~	301	297
2.097% (US0001M + 0.860%) due 08/25/2029 ~	476	458
Impac Secured Assets Trust
1.387% (US0001M + 0.150%) due 11/25/2036 ~	1,486	1,310
IndyMac Adjustable Rate Mortgage Trust
2.222% due 01/25/2032 ~	6	6
IndyMac Mortgage Loan Trust
1.447% (US0001M + 0.210%) due 05/25/2046 ~	1,283	1,232
1.477% (US0001M + 0.240%) due 07/25/2035 ~	1,136	1,110
1.537% (US0001M + 0.300%) due 11/25/2035 ^~	180	133
1.537% (US0001M + 0.300%) due 06/25/2037 ^~	494	320
1.717% (US0001M + 0.480%) due 04/25/2035 ~	106	102
1.877% (US0001M + 0.640%) due 02/25/2035 ~	276	271
3.109% due 12/25/2034 ~	10	10
3.269% due 01/25/2036 ^~	2	1
3.281% due 01/25/2036 ^~	1,306	1,173
3.301% due 08/25/2035 ^~	1,058	965
JPMorgan Mortgage Trust
3.558% due 10/25/2035 ~	1,729	1,640
Lehman XS Trust
1.557% (US0001M + 0.320%) due 11/25/2046 ^~	1,630	1,030
Luminent Mortgage Trust
1.414% (LIBOR01M + 0.180%) due 12/25/2036 ^~	1,701	1,530
MASTR Adjustable Rate Mortgages Trust
1.477% (US0001M + 0.240%) due 05/25/2037 ~	616	407
1.537% (LIBOR01M + 0.300%) due 05/25/2047 ^~	2,623	2,043
1.577% (LIBOR01M + 0.340%) due 05/25/2047 ^~	2,225	1,303
MASTR Asset Securitization Trust
5.000% due 12/25/2019	158	161
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	124	125
MASTR Seasoned Securitization Trust
3.390% due 10/25/2032 ~	238	239
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.934% (US0001M + 0.700%) due 11/15/2031 ~	423	424
2.114% (US0001M + 0.880%) due 11/15/2031 ~	52	48

122	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.674% (US0001M + 0.440%) due 12/15/2030 ~	$545	$531
1.714% (US0001M + 0.480%) due 06/15/2030 ~	490	472
Merrill Lynch Alternative Note Asset Trust
1.537% (US0001M + 0.300%) due 03/25/2037 ~	1,258	633
Merrill Lynch Mortgage Investors Trust
2.171% (US0006M + 0.680%) due 10/25/2028 ~	58	58
2.934% due 01/25/2029 ~	2,260	2,200
3.135% due 04/25/2035 ~	14	14
Morgan Stanley Mortgage Loan Trust
1.747% (US0001M + 0.510%) due 02/25/2047 ~	1,335	926
3.273% due 07/25/2035 ^~	1,178	1,103
Mortgage Equity Conversion Asset Trust
1.690% (H15T1Y + 0.470%) due 02/25/2042 +~	4,649	3,859
1.800% (H15T1Y + 0.490%) due 01/25/2042 +~	31,921	27,073
1.817% (T1Y + 0.500%) due 05/25/2042 +~	12,849	11,834
Nomura Asset Acceptance Corp. Alternative Loan Trust
6.767% due 02/19/2030 ~	261	257
PNC Commercial Mortgage Acceptance Corp.
1.355% due 07/15/2031 ~(a)	189	0
Prime Mortgage Trust
1.637% (US0001M + 0.400%) due 02/25/2034 ~	40	38
4.750% due 11/25/2019	7	7
Residential Accredit Loans, Inc. Trust
1.507% (US0001M + 0.270%) due 05/25/2046 ^~	917	755
1.737% (US0001M + 0.500%) due 06/25/2035 ~	380	319
3.663% due 08/25/2035 ^~	584	394
Residential Funding Mortgage Securities, Inc. Trust
3.780% due 09/25/2035 ^~	1,351	1,129
RiverView Mortgage Loan Trust
1.294% (US0001M + 0.060%) due 07/25/2047 +~	6,419	6,267
Sequoia Mortgage Trust
1.877% (US0001M + 0.640%) due 04/19/2027 ~	55	52
1.937% (US0001M + 0.700%) due 10/19/2026 ~	23	22
1.955% (LIBOR01M + 0.720%) due 11/22/2024 ~	5	5
1.996% (US0001M + 0.760%) due 10/20/2027 ~	440	422
3.147% due 01/20/2047 ^~	926	764
Structured Adjustable Rate Mortgage Loan Trust
1.972% (US0001M + 0.735%) due 06/25/2034 ~	595	574
2.953% (US0006M + 1.500%) due 10/25/2037 ^~	1,646	1,421
3.187% due 11/25/2035 ^~	1,091	992
3.196% due 01/25/2035 ~	953	936
3.432% due 07/25/2034 ~	42	42
3.487% due 08/25/2035 ~	17	17
3.565% due 07/25/2035 ^~	61	54
Structured Asset Mortgage Investments Trust
1.367% (US0001M + 0.130%) due 03/25/2037 ~	225	176
1.427% (US0001M + 0.190%) due 06/25/2036 ~	355	322
1.447% (US0001M + 0.210%) due 05/25/2036 ~	1,206	953
1.487% (US0001M + 0.250%) due 07/19/2035 ~	2,462	2,403
1.537% (US0001M + 0.300%) due 08/25/2036 ^~	3,494	2,509
1.697% (US0001M + 0.460%) due 05/25/2045 ~	1,592	1,495
1.897% (US0001M + 0.660%) due 09/19/2032 ~	1,360	1,333

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.897% (US0001M + 0.660%) due 10/19/2034 ~	$170	$165
1.937% (US0001M + 0.700%) due 03/19/2034 ~	781	763
Structured Asset Mortgage Investments, Inc.
1.308% due 05/02/2030 ~	59	12
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.760% due 05/25/2022 ~	49	50
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.260% due 06/25/2033 ~	19	18
3.282% due 07/25/2032 ~	1	1
3.368% due 04/25/2033 ~	23	23
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	1,484	862
5.970% due 09/25/2036	9,085	857
6.015% due 07/25/2037	2,691	2,051
Thornburg Mortgage Securities Trust
3.158% due 06/25/2043 ~	807	810
WaMu Mortgage Pass-Through Certificates Trust
1.497% (US0001M + 0.260%) due 11/25/2045 ~	1,211	1,198
1.527% (US0001M + 0.290%) due 10/25/2045 ~	129	129
1.567% (US0001M + 0.330%) due 01/25/2045 ~	1,429	1,413
1.729% (12MTA + 0.840%) due 11/25/2046 ~	397	345
1.737% (US0001M + 0.500%) due 07/25/2044 ~	203	202
1.877% (US0001M + 0.640%) due 01/25/2045 ~	328	327
1.877% (US0001M + 0.640%) due 07/25/2045 ~	63	63
1.889% (12MTA + 1.000%) due 02/25/2046 ~	1,401	1,376
1.937% (US0001M + 0.700%) due 12/25/2045 ~	871	611
1.957% (COF 11 + 1.250%) due 01/25/2047 ~	1,283	1,274
2.089% (12MTA + 1.200%) due 11/25/2042 ~	65	62
2.289% (12MTA + 1.400%) due 06/25/2042 ~	415	403
2.289% (12MTA + 1.400%) due 08/25/2042 ~	685	664
2.798% due 04/25/2037 ^~	1,331	1,188
2.819% due 12/25/2036 ^~	1,232	1,183
2.913% due 12/25/2035 ~	383	376
3.146% due 03/25/2034 ~	10	10
3.204% due 08/25/2033 ~	503	510
3.305% due 09/25/2033 ~	194	198
Washington Mutual Mortgage Pass-Through Certificates Trust
1.487% (US0001M + 0.250%) due 07/25/2046 ^~	273	179
2.883% due 11/25/2030 ~	198	200
6.268% due 07/25/2036	2,960	1,399
Wells Fargo Commercial Mortgage Trust
1.958% due 10/15/2045 ~(a)	40,092	2,935
Wells Fargo Mortgage-Backed Securities Trust
1.737% (US0001M + 0.500%) due 07/25/2037 ^~	598	536
3.034% due 12/25/2033 ~	235	238
3.296% due 06/25/2035 ~	437	449
3.467% due 07/25/2034 ~	36	38
3.530% due 10/25/2033 ~	101	102

Total Non-Agency Mortgage-Backed Securities (Cost $168,641)		165,616

ASSET-BACKED SECURITIES 16.1%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,077	812
ACE Securities Corp. Home Equity Loan Trust
1.297% (US0001M + 0.060%) due 10/25/2036 ~	200	113
1.937% (US0001M + 0.700%) due 08/25/2030 ~	26	26

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.287% (US0001M + 1.050%) due 07/25/2034 ~	$1,198	$1,201
AFC Home Equity Loan Trust
2.047% (LIBOR01M + 0.810%) due 06/25/2029 ~	245	213
2.187% (US0001M + 0.950%) due 12/26/2029 ~	1	1
Allegro CLO Ltd.
2.531% (US0003M + 1.220%) due 01/30/2026 ~	6,500	6,531
Amortizing Residential Collateral Trust
1.817% (US0001M + 0.580%) due 07/25/2032 ~	697	671
1.937% (US0001M + 0.700%) due 10/25/2031 ~	221	217
Amresco Residential Securities Corp. Mortgage Loan Trust
1.732% (US0001M + 0.495%) due 06/25/2028 ~	35	34
1.867% (US0001M + 0.630%) due 09/25/2028 ~	391	391
2.177% (US0001M + 0.940%) due 06/25/2029 ~	204	194
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.727% (US0001M + 0.490%) due 10/25/2035 ~	7,500	7,479
Asset-Backed Funding Certificates Trust
1.937% (US0001M + 0.700%) due 06/25/2034 ~	239	238
2.257% (US0001M + 1.020%) due 03/25/2032 ~	460	460
Asset-Backed Securities Corp. Home Equity Loan Trust
1.317% (US0001M + 0.080%) due 05/25/2037 ~	1	1
1.754% (US0001M + 0.520%) due 06/15/2031 ~	187	170
2.182% (US0001M + 0.945%) due 09/25/2034 ~	4,213	4,259
Babson CLO Ltd.
2.454% (US0003M + 1.150%) due 10/17/2026 ~	3,700	3,717
Bayview Financial Acquisition Trust
1.584% (LIBOR01M + 0.350%) due 05/28/2037 ~	1,731	1,286
Bear Stearns Asset-Backed Securities Trust
1.637% (US0001M + 0.400%) due 09/25/2046 ~	1,604	1,539
2.212% (US0001M + 0.975%) due 02/25/2034 ~	362	347
2.437% (US0001M + 1.200%) due 10/25/2032 ~	151	151
2.737% (US0001M + 1.500%) due 11/25/2042 ~	337	346
3.468% due 06/25/2043 ~	22	21
Blue Hill CLO Ltd.
2.484% (US0003M + 1.180%) due 01/15/2026 ~	11,400	11,443
Carlyle Global Market Strategies CLO Ltd.
2.467% (US0003M + 1.150%) due 07/27/2026 ~	3,000	3,017
2.565% (US0003M + 1.250%) due 05/15/2025 ~	2,100	2,113
CDC Mortgage Capital Trust
2.287% (US0001M + 1.050%) due 01/25/2033 ~	493	488
Cent CLO Ltd.
2.527% (US0003M + 1.210%) due 07/27/2026 ~	5,900	5,923
Centex Home Equity Loan Trust
1.537% (US0001M + 0.300%) due 01/25/2032 ~	96	93
2.087% (US0001M + 0.850%) due 01/25/2032 ~	621	542
Chase Funding Trust
1.837% (US0001M + 0.600%) due 07/25/2033 ~	21	20
1.877% (US0001M + 0.640%) due 08/25/2032 ~	495	457

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	123

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.897% (US0001M + 0.660%) due 11/25/2032 ~	$392	$381
CIFC Funding Ltd.
2.333% (US0003M + 1.020%) due 10/24/2025 ~	5,800	5,812
2.517% (US0003M + 1.200%) due 05/24/2026 ~	7,100	7,144
CIT Group Home Equity Loan Trust
1.780% (LIBOR01M + 0.540%) due 06/25/2033 ~	796	781
2.210% (LIBOR01M + 0.975%) due 12/25/2031 ~	251	244
CIT Mortgage Loan Trust
2.587% (LIBOR01M + 1.350%) due 10/25/2037 ~	6,729	6,780
Citigroup Global Markets Mortgage Securities, Inc.
2.212% (US0001M + 0.975%) due 10/25/2028 ~	4	4
2.587% (US0001M + 1.350%) due 01/25/2032 ~	326	309
6.930% due 08/25/2028	183	187
Citigroup Mortgage Loan Trust
1.297% (US0001M + 0.060%) due 07/25/2045 ~	243	195
Conseco Finance Corp.
1.934% (LIBOR01M + 0.700%) due 08/15/2033 ~	928	930
6.240% due 12/01/2028	536	556
Conseco Finance Home Equity Loan Trust
2.734% (LIBOR01M + 1.500%) due 05/15/2032 ~	381	380
Countrywide Asset-Backed Certificates
2.137% (US0001M + 0.900%) due 06/25/2033 ~	93	93
2.137% (US0001M + 0.900%) due 10/25/2047 ~	1,708	1,705
2.237% (US0001M + 1.000%) due 09/25/2032 ~	1,351	1,302
Credit Suisse First Boston Mortgage Securities Corp.
1.597% (US0001M + 0.360%) due 05/25/2044 ~	111	110
1.977% (US0001M + 0.740%) due 08/25/2032 ~	151	138
Credit-Based Asset Servicing and Securitization LLC
1.307% (US0001M + 0.070%) due 01/25/2037 ^~	340	155
2.337% (US0001M + 1.100%) due 04/25/2032 ~	154	153
CVP Cascade CLO Ltd.
2.454% (US0003M + 1.150%) due 01/16/2026 ~	5,600	5,617
Delta Funding Home Equity Loan Trust
2.054% (US0001M + 0.820%) due 09/15/2029 ~	14	13
Dryden Senior Loan Fund
2.464% (US0003M + 1.160%) due 10/15/2026 ~	3,800	3,818
Ellington Loan Acquisition Trust
2.287% (US0001M + 1.050%) due 05/25/2037 ~	2,281	2,193
EMC Mortgage Loan Trust
1.974% (US0001M + 0.370%) due 05/25/2040 ~	255	239
EquiFirst Mortgage Loan Trust
1.717% (US0001M + 0.480%) due 01/25/2034 ~	155	151
First Plus Home Loan Owners Trust
7.670% due 05/10/2024	397	157
Flagship Ltd.
2.427% (US0003M + 1.120%) due 01/20/2026 ~	5,900	5,932
Flatiron CLO Ltd.
2.338% (US0003M + 1.180%) due 07/17/2026 ~	5,300	5,313
2.464% (US0003M + 1.160%) due 01/17/2026 ~	12,000	12,074

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Galaxy CLO Ltd.
2.444% (US0003M + 1.130%) due 11/16/2025 ~	$8,100	$8,132
Gallatin Loan Management
1.000% due 07/15/2027 +(c)	6,225	6,225
GE-WMC Mortgage Securities Trust
1.277% (US0001M + 0.040%) due 08/25/2036 ~	50	32
GMAC Mortgage Corp. Home Equity Loan Trust
1.717% (US0001M + 0.480%) due 01/25/2029 ~	63	59
GSAMP Trust
1.537% (US0001M + 0.300%) due 10/25/2036 ^~	8,392	990
1.637% (US0001M + 0.400%) due 02/25/2033 ~	250	246
ICG U.S. CLO Ltd.
2.494% (US0003M + 1.190%) due 10/15/2026 ~	10,700	10,737
IMC Home Equity Loan Trust
6.880% due 11/20/2028	1	1
7.520% due 08/20/2028	24	26
JPMorgan Mortgage Acquisition Trust
1.317% (US0001M + 0.080%) due 08/25/2036 ~	58	33
1.497% (US0001M + 0.260%) due 03/25/2037 ~	300	284
KVK CLO Ltd.
2.454% (US0003M + 1.150%) due 01/15/2026 ~	6,500	6,518
Long Beach Mortgage Loan Trust
1.797% (US0001M + 0.560%) due 10/25/2034 ~	62	62
2.287% (US0001M + 1.050%) due 10/25/2034 ~	669	642
2.662% (US0001M + 1.425%) due 03/25/2032 ~	545	534
Madison Park Funding Ltd.
2.416% (US0003M + 1.110%) due 01/19/2025 ~	4,600	4,614
MASTR Asset-Backed Securities Trust
1.987% (US0001M + 0.750%) due 12/25/2034 ^~	2,445	2,470
Merrill Lynch Mortgage Investors Trust
1.297% (US0001M + 0.060%) due 10/25/2037 ^~	1,537	423
1.317% (US0001M + 0.080%) due 09/25/2037 ~	235	86
1.957% (US0001M + 0.720%) due 06/25/2035 ~	405	392
MESA Trust
2.037% (LIBOR01M + 0.400%) due 12/25/2031 ~	421	416
Mid-State Trust
6.340% due 12/15/2036	659	703
7.791% due 03/15/2038	989	1,066
Morgan Stanley Mortgage Loan Trust
1.597% (US0001M + 0.360%) due 04/25/2037 ~	312	170
5.750% due 04/25/2037 ^~	805	597
6.000% due 07/25/2047 ^~	1,581	1,279
MP CLO Ltd.
2.554% (US0003M + 1.250%) due 07/18/2026 ~	22,700	22,804
Nelder Grove CLO Ltd.
2.611% (US0003M + 1.300%) due 08/28/2026 ~	6,700	6,733
Northwoods Capital Ltd.
2.393% (US0003M + 1.080%) due 11/04/2025 ~	4,200	4,208
NovaStar Mortgage Funding Trust
1.367% (US0001M + 0.130%) due 03/25/2037 ~	2,564	2,004
Oak Hill Credit Partners Ltd.
2.437% (US0003M + 1.130%) due 07/20/2026 ~	15,750	15,792

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Oaktree CLO Ltd.
2.527% (US0003M + 1.220%) due 10/20/2026 ~	$3,000	$3,011
Octagon Investment Partners Ltd.
2.404% (US0003M + 1.100%) due 04/15/2026 ~	8,400	8,413
OFSI Fund Ltd.
2.454% (US0003M + 1.150%) due 04/17/2025 ~	7,553	7,576
Option One Mortgage Loan Trust
1.377% (US0001M + 0.140%) due 01/25/2037 ~	795	538
2.017% (US0001M + 0.780%) due 02/25/2035 ~	4,021	3,793
Option One Mortgage Loan Trust Asset-Backed Certificates
1.697% (US0001M + 0.460%) due 11/25/2035 ~	400	366
OZLM Funding Ltd.
2.434% (US0003M + 1.130%) due 01/17/2026 ~	6,600	6,635
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.737% (US0001M + 0.500%) due 07/25/2035 ~	2,807	2,823
Renaissance Home Equity Loan Trust
1.597% (US0001M + 0.360%) due 11/25/2034 ~	184	165
1.737% (US0001M + 0.500%) due 12/25/2033 ~	1,837	1,811
1.997% (US0001M + 0.760%) due 12/25/2032 ~	21	20
2.117% (US0001M + 0.880%) due 08/25/2033 ~	299	293
2.437% (US0001M + 1.200%) due 08/25/2032 ~	834	825
Residential Asset Securities Corp. Trust
1.737% (US0001M + 0.500%) due 07/25/2032 ^~	615	568
1.817% (US0001M + 0.580%) due 06/25/2033 ~	80	68
1.837% (US0001M + 0.600%) due 06/25/2032 ^~	58	51
Residential Mortgage Loan Trust
2.737% (US0001M + 1.500%) due 09/25/2029 ~	102	101
SACO Trust
1.757% (US0001M + 0.520%) due 06/25/2036 ^~	211	536
Saxon Asset Securities Trust
1.917% (US0001M + 0.680%) due 12/26/2034 ~	875	880
Securitized Asset-Backed Receivables LLC Trust
1.297% (US0001M + 0.060%) due 12/25/2036 ^~	2,540	967
SLM Student Loan Trust
1.394% (US0003M + 0.080%) due 07/25/2019 ~	16	16
1.404% (US0003M + 0.090%) due 07/25/2019 ~	101	101
1.484% (US0003M + 0.170%) due 07/25/2023 ~	954	955
2.064% (US0003M + 0.750%) due 01/25/2019 ~	269	269
2.520% (US0003M + 1.200%) due 12/15/2033 ~	3,450	3,499
2.814% (US0003M + 1.500%) due 04/25/2023 ~	31,511	32,281
Soundview Home Loan Trust
1.297% (US0001M + 0.060%) due 11/25/2036 ~	78	34
Specialty Underwriting & Residential Finance Trust
1.917% (US0001M + 0.680%) due 01/25/2034 ~	300	288
2.437% (US0001M + 1.200%) due 10/25/2035 ~	715	652

124	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Staniford Street CLO Ltd.
2.500% (US0003M + 1.180%) due 06/15/2025 ~	$2,000	$2,007
Structured Asset Investment Loan Trust
1.897% (US0001M + 0.660%) due 04/25/2035 ~	3,265	3,283
2.212% (US0001M + 0.975%) due 09/25/2034 ~	698	673
2.512% (US0001M + 1.275%) due 12/25/2034 ~	976	919
2.662% (US0001M + 1.425%) due 04/25/2034 ~	232	232
THL Credit Wind River CLO Ltd.
2.484% (US0003M + 1.180%) due 04/18/2026 ~	900	904
TICP CLO Ltd.
2.487% (US0003M + 1.180%) due 01/20/2027 ~	2,050	2,051
Trapeza CDO Ltd.
2.087% (LIBOR06M + 0.650%) due 11/16/2034 ~	211	209
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^~	1,076	1,057
UPS Capital Business Credit
1.814% (US0001M + 0.580%) due 04/15/2026 +~	76	14

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Utah State Board of Regents
1.987% (US0001M + 0.750%) due 01/25/2057 ~	$17,427	$17,483
Venture CLO Ltd.
2.384% (US0003M + 1.080%) due 07/15/2026 ~	10,000	10,001
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
1.867% (US0001M + 0.630%) due 04/25/2034 ~	666	622

Total Asset-Backed Securities (Cost $339,488)		332,648

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (f) 0.1%
		2,191

U.S. TREASURY BILLS 0.3%
1.019% due 01/04/2018 (d)(e)(j)	5,274	5,260

Total Short-Term Instruments (Cost $7,451)		7,451

Total Investments in Securities (Cost $4,735,360)		4,737,605

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 19.7%

SHORT-TERM INSTRUMENTS 19.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.7%
PIMCO Short-Term Floating NAV Portfolio III	41,032,651	$405,608

Total Short-Term Instruments (Cost $405,633)		405,608

Total Investments in Affiliates (Cost $405,633)		405,608

Total Investments 249.3% (Cost $5,140,993)		$5,143,213

Financial Derivative Instruments (g)(i) 0.2% (Cost or Premiums, net $3,631)		3,290

Other Assets and Liabilities, net (149.5)%		(3,083,076)

Net Assets 100.0%		$2,063,427

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$2,191	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019	$(2,237)	$2,191	$2,191

Total Repurchase Agreements						$(2,237)	$2,191	$2,191

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (5.3)%
Fannie Mae, TBA	4.000%	10/01/2032	$ 28,500	$(29,458)	$(29,444)
Freddie Mac, TBA	5.000	10/01/2047	400	(435)	(435)
Freddie Mac, TBA	5.500	10/01/2047	57,000	(62,843)	(62,818)
Ginnie Mae, TBA	5.000	10/01/2047	16,100	(17,473)	(17,567)

Total Short Sales (5.3)%				$(110,209)	$(110,264)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	125

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$2,191	$0	$0	$2,191	$(2,237)	$(46)

Total Borrowings and Other Financing Transactions	$2,191	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8 Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(291) at a weighted average interest rate of 0.212%.Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2017	54	$13,300	$(8)	$0	$0
90-Day Eurodollar December Futures	12/2018	54	13,248	(16)	0	(4)
90-Day Eurodollar December Futures	12/2019	54	13,223	(9)	0	(6)
90-Day Eurodollar June Futures	06/2018	54	13,271	(16)	0	(2)
90-Day Eurodollar June Futures	06/2019	54	13,236	(13)	0	(5)

Total Futures Contracts				$(62)	$0	$(17)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	07/12/2023	$79,900	$107	$84	$191	$138	$0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	92,500	7,330	(1,087)	6,243	173	0
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	09/07/2027	17,000	178	219	397	31	0
Receive	3-Month USD-LIBOR	2.038	Semi-Annual	09/12/2027	5,500	0	136	136	10	0
Receive(1)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	2,000	(31)	4	(27)	4	0
Receive(1)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	28,350	(1,110)	73	(1,037)	0	(47)

						$6,474	$(571)	$5,903	$356	$(47)

Total Swap Agreements						$6,474	$(571)	$5,903	$356	$(47)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability				Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$356	$356	$0		$(17)		$(47)	$(64)

(h)	Securities with an aggregate market value of $5,860 and cash of $3,516 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

126	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	08/02/2018	$	295,500	$81	$113
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	06/14/2018		10,400	103	93
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	02/05/2018		553,000	553	4
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017		448,100	256	0

								$993	$210

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 11/01/2047	$	68.000	11/06/2017	$	252,000	$10	$0
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047		73.000	11/06/2017		331,000	13	0
	Put - OTC Fannie Mae, TBA 4.000% due 11/01/2047		76.500	11/06/2017		68,000	3	0
GSC	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047		100.254	10/05/2017		26,000	54	50
JPM	Put - OTC Fannie Mae, TBA 3.000% due 11/01/2047		71.000	11/06/2017		50,000	2	0
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047		74.000	11/06/2017		100,000	4	0
	Put - OTC Fannie Mae, TBA 4.000% due 11/01/2047		74.000	11/06/2017		70,000	3	0
	Put - OTC Freddie Mac, TBA 3.000% due 11/01/2047		71.000	11/06/2017		110,000	4	0
	Put - OTC Freddie Mac, TBA 3.500% due 11/01/2047		73.000	11/06/2017		200,000	8	0
	Put - OTC Freddie Mac, TBA 4.000% due 11/01/2047		74.000	11/06/2017		126,000	5	0
	Put - OTC Freddie Mac, TBA 4.500% due 11/01/2047		74.000	11/06/2017		18,000	1	0
	Put - OTC Ginnie Mae, TBA 3.000% due 11/01/2047		71.000	11/06/2017		118,000	4	0
	Put - OTC Ginnie Mae, TBA 3.500% due 11/01/2047		73.000	11/06/2017		260,000	10	0
SAL	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047		99.641	10/05/2017		29,000	9	7

							$130	$57

Total Purchased Options							$1,123	$267

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC Fannie Mae, TBA 3.000% due 12/01/2047	$	99.453	12/06/2017	$16,000	$(57)	$(73)
	Call - OTC Fannie Mae, TBA 3.000% due 12/01/2047		101.453	12/06/2017	16,000	(57)	(27)
FAR	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047		103.969	10/05/2017	9,000	(14)	0
GSC	Put - OTC Fannie Mae, TBA 3.000% due 11/01/2047		100.098	11/06/2017	13,000	(49)	(63)
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047		102.625	11/06/2017	3,500	(8)	(9)
	Put - OTC Fannie Mae, TBA 4.000% due 10/01/2047		105.078	10/05/2017	23,500	(33)	(9)
JPM	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047		100.703	10/05/2017	11,000	(26)	(54)
	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047		100.711	10/05/2017	5,500	(11)	(27)
	Put - OTC Fannie Mae, TBA 3.000% due 11/01/2047		99.102	11/06/2017	8,000	(13)	(12)
	Call - OTC Fannie Mae, TBA 3.000% due 11/01/2047		100.328	11/06/2017	14,500	(71)	(56)
	Call - OTC Fannie Mae, TBA 3.000% due 12/01/2047		101.133	12/06/2017	7,000	(19)	(17)
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047		102.297	10/05/2017	7,500	(20)	0
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047		103.047	10/05/2017	4,000	(5)	(6)
	Call - OTC Fannie Mae, TBA 3.500% due 12/01/2047		102.953	12/06/2017	7,500	(33)	(29)
	Call - OTC Fannie Mae, TBA 3.500% due 12/01/2047		103.016	12/06/2017	7,500	(33)	(27)
	Call - OTC Fannie Mae, TBA 3.500% due 12/01/2047		103.184	12/06/2017	17,500	(47)	(52)
SAL	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047		99.641	10/05/2017	29,000	(112)	(7)
	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047		101.250	10/05/2017	9,000	(37)	(89)
	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047		101.352	10/05/2017	50,000	(199)	(545)
	Put - OTC Fannie Mae, TBA 3.000% due 11/01/2047		99.484	11/06/2017	29,000	(52)	(72)
	Call - OTC Fannie Mae, TBA 3.000% due 11/01/2047		100.563	11/06/2017	7,000	(19)	(21)
	Call - OTC Fannie Mae, TBA 3.000% due 11/01/2047		100.797	11/06/2017	12,500	(35)	(27)
	Call - OTC Fannie Mae, TBA 3.000% due 11/01/2047		101.484	11/06/2017	7,500	(12)	(6)
	Put - OTC Fannie Mae, TBA 3.000% due 12/01/2047		99.344	12/06/2017	18,000	(58)	(76)
	Call - OTC Fannie Mae, TBA 3.000% due 12/01/2047		100.320	12/06/2017	36,500	(225)	(183)
	Call - OTC Fannie Mae, TBA 3.000% due 12/01/2047		101.313	12/06/2017	7,000	(20)	(14)
	Call - OTC Fannie Mae, TBA 3.000% due 12/01/2047		101.344	12/06/2017	18,000	(54)	(35)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	127

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	$	102.156	11/06/2017	$4,000	$(5)	$(5)
	Call - OTC Fannie Mae, TBA 3.500% due 12/01/2047		102.969	12/06/2017	7,000	(32)	(27)

						$(1,356)	$(1,568)

Total Written Options						$(1,356)	$(1,568)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION(1)

Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BRC	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)%	Monthly	02/25/2035	$	158	$0	$84	$84	$0
JPM	UBS Commercial Mortgage Trust 0.900% due 09/15/2040	(1.170)	Monthly	09/15/2040		4,000	0	2,108	2,108	0
UAG	Merrill Lynch Mortgage Trust 1.300% due 06/12/2043	(1.080)	Monthly	06/12/2043		4,392	0	3,425	3,425	0

							$0	$5,617	$5,617	$0

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960%	Monthly	09/25/2034	$	3,471	$(1,180)	$1,192	$12	$0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	Monthly	07/25/2035		2,947	(1,032)	576	0	(456)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110	Monthly	12/25/2034		1,235	(395)	401	6	0
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	Monthly	11/25/2034		3	(3)	2	0	(1)

							$(2,610)	$2,171	$18	$(457)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.775%	Maturity	12/08/2017	$45,000	$0	$(40)	$0	$(40)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.749	Maturity	01/05/2018	90,000	0	(53)	0	(53)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.749	Maturity	01/12/2018	25,000	0	(14)	0	(14)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.745	Maturity	02/09/2018	70,000	0	(35)	0	(35)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.760	Maturity	02/12/2018	75,000	0	49	49	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.735	Maturity	03/15/2018	160,000	0	(55)	0	(55)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.739	Maturity	03/19/2018	400,000	0	(151)	0	(151)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.716	Maturity	03/27/2018	80,000	0	(11)	0	(11)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.703	Maturity	03/28/2018	40,000	0	0	0	0
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.775	Maturity	12/08/2017	45,000	0	(40)	0	(40)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.746	Maturity	12/27/2017	200,000	0	(114)	0	(114)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.748	Maturity	01/22/2018	55,000	0	(30)	0	(30)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.740	Maturity	01/26/2018	40,000	0	(19)	0	(19)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.753	Maturity	02/12/2018	440,000	0	(252)	0	(252)

128	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.740%	Maturity	03/08/2018	$75,000	$0	$(31)	$0	$(31)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.758	Maturity	03/08/2018	115,000	0	(67)	0	(67)

							$ 0	$(863)	$ 49	$(912)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2038	$12,438	$0	$(6)	$0	$(6)
	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	3,066	0	(4)	0	(4)
SAL	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	4,278	0	(6)	0	(6)

								$0	$(16)	$0	$(16)

Total Swap Agreements								$(2,610)	$6,909	$5,684	$(1,385)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BRC	$0	$0	$84	$84	$0	$0	$0	$0	$84	$(300)	$(216)
CBK	0	113	0	113	0	0	0	0	113	(210)	(97)
DUB	0	0	0	0	0	(100)	(10)	(110)	(110)	0	(110)
GLM	0	93	0	93	0	0	0	0	93	0	93
GSC	0	50	0	50	0	(81)	0	(81)	(31)	0	(31)
GST	0	0	18	18	0	0	(457)	(457)	(439)	348	(91)
JPM	0	0	2,108	2,108	0	(280)	0	(280)	1,828	(1,820)	8
JPS	0	0	49	49	0	0	(359)	(359)	(310)	353	43
MYC	0	4	0	4	0	0	0	0	4	(120)	(116)
RYL	0	0	0	0	0	0	0	0	0	(50)	(50)
SAL	0	7	0	7	0	(1,107)	(559)	(1,666)	(1,659)	1,301	(358)
UAG	0	0	3,425	3,425	0	0	0	0	3,425	(4,080)	(655)

Total Over the Counter	$0	$267	$5,684	$5,951	$0	$(1,568)	$(1,385)	$(2,953)

(j)	Securities with an aggregate market value of $2,002 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	129

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$356	$356

Over the counter
Purchased Options	$0	$0	$0	$0	$267	$267
Swap Agreements	0	5,635	0	0	49	5,684

	$0	$5,635	$0	$0	$316	$5,951

	$0	$5,635	$0	$0	$672	$6,307

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$17	$17
Swap Agreements	0	0	0	0	47	47

	$0	$0	$0	$0	$64	$64

Over the counter
Written Options	$0	$0	$0	$0	$1,568	$1,568
Swap Agreements	0	457	0	0	928	1,385

	$0	$457	$0	$0	$2,496	$2,953

	$0	$457	$0	$0	$2,560	$3,017

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(2,767)	$(2,767)

Over the counter
Purchased Options	$0	$0	$0	$0	$(638)	$(638)
Written Options	0	0	0	0	1,917	1,917
Swap Agreements	0	1,412	0	0	(164)	1,248

	$0	$1,412	$0	$0	$1,115	$2,527

	$0	$1,412	$0	$0	$(1,652)	$(240)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(63)	$(63)
Swap Agreements	0	0	0	0	(4)	(4)

	$0	$0	$0	$0	$(67)	$(67)

Over the counter
Purchased Options	$0	$0	$0	$0	$(785)	$(785)
Written Options	0	0	0	0	432	432
Swap Agreements	0	(1,638)	0	0	(860)	(2,498)

	$0	$(1,638)	$0	$0	$(1,213)	$(2,851)

	$0	$(1,638)	$0	$0	$(1,280)	$(2,918)

130	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$1,510	$0	$1,510
Municipal Bonds & Notes
Texas	0	2,696	0	2,696
U.S. Government Agencies	0	4,177,135	165	4,177,300
U.S. Treasury Obligations	0	50,384	0	50,384
Non-Agency Mortgage-Backed Securities	0	115,170	50,446	165,616
Asset-Backed Securities	0	326,409	6,239	332,648
Short-Term Instruments
Repurchase Agreements	0	2,191	0	2,191
U.S. Treasury Bills	0	5,260	0	5,260

	$0	$4,680,755	$56,850	$4,737,605

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$405,608	$0	$0	$405,608

Total Investments	$405,608	$4,680,755	$56,850	$5,143,213

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(110,264)	$0	$(110,264)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	356	0	356
Over the counter	0	5,951	0	5,951

	$0	$6,307	$0	$6,307

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(17)	(47)	0	(64)
Over the counter	0	(2,953)	0	(2,953)

	$(17)	$(3,000)	$0	$(3,017)

Total Financial Derivative Instruments	$(17)	$3,307	$0	$3,290

Totals	$405,591	$4,573,798	$56,850	$5,036,239

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017 (1)
Investments in Securities, at Value
U.S. Government Agencies	$1,328	$0	$(150)	$1	$0	$33	$0	$(1,047)	$165	$0
Non-Agency Mortgage-Backed Securities	53,122	0	(4,723)	74	396	1,577	0	0	50,446	1,399
Asset-Backed Securities	6,261	6,225	0	0	0	12	0	(6,259)	6,239	3

Totals	$60,711	$6,225	$(4,873)	$75	$396	$1,622	$0	$(7,306)	$56,850	$1,402

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$165	Proxy Pricing	Base Price	98.621
Non-Agency Mortgage-Backed Securities	11,834	Proxy Pricing	Base Price	92.125
	38,612	Third Party Vendor	Broker Quote	83.000-97.625
Asset-Backed Securities	6,225	Proxy Pricing	Base Price	100.000
	14	Third Party Vendor	Broker Quote	18.125

Total	$56,850

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	131

Schedule of Investments PIMCO Municipal Sector Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.4%

MUNICIPAL BONDS & NOTES 91.0%

ALABAMA 0.4%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$540

ALASKA 1.6%
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,154

CALIFORNIA 10.1%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	2,000	2,478
California State Public Works Board Revenue Bonds, (BABs), Series 2009
8.361% due 10/01/2034	1,000	1,518
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,230
Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,289
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	3,900	3,992
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	278
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	150	177

		13,962

COLORADO 2.3%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,210

DISTRICT OF COLUMBIA 7.7%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	10,692

FLORIDA 1.0%
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	1,285	1,350

ILLINOIS 22.9%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	3,000	3,327
5.250% due 01/01/2028	2,000	2,195
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,247
Illinois Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,591
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,355
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	3,000	3,044
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	900	1,033

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	$8,905	$9,005
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	7,025

		31,822

LOUISIANA 4.1%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	5,708

MARYLAND 2.8%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,620
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,197

		3,817

MICHIGAN 1.5%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,059

NEW JERSEY 9.0%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	3,545	3,737
New Jersey Economic Development Authority Revenue Bonds, Series 2017
5.000% due 06/15/2034 (a)	1,000	1,092
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,764
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	6,000	5,891

		12,484

NEW YORK 6.8%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	2,000	2,281
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2009
5.375% due 01/15/2034	1,905	2,009
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	531
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	2,000	2,305
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	2,300	2,356

		9,482

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	336

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TENNESSEE 3.5%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	$1,000	$1,344
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	3,515

		4,859

TEXAS 13.7%
Conroe Independent School District, Texas General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,088
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,722
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,479
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	8,463
Texas State General Obligation Bonds, (BABs), Series 2009
5.517% due 04/01/2039	1,000	1,286

		19,038

WASHINGTON 3.4%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	2,000	2,057
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	2,722

		4,779

Total Municipal Bonds & Notes (Cost $111,853)		126,292

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (b) 0.4%
		553

Total Short-Term Instruments (Cost $553)		553

Total Investments in Securities (Cost $112,406)		126,845

	SHARES
INVESTMENTS IN AFFILIATES 7.9%

SHORT-TERM INSTRUMENTS 7.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.9%
PIMCO Short-Term Floating NAV Portfolio III	1,109,203	10,964

Total Short-Term Instruments (Cost $10,965)		10,964

Total Investments in Affiliates (Cost $10,965)		10,964

Total Investments 99.3% (Cost $123,371)		$137,809

Other Assets and Liabilities, net 0.7%		990

Net Assets 100.0%		$138,799

132	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$553	U.S. Treasury Notes 1.750% due 05/31/2022	$(565)	$553	$553

Total Repurchase Agreements						$(565)	$553	$553

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure
Global/Master Repurchase Agreement
FICC	$553	$0	$0	$553	$(565)	$(12)

Total Borrowings and Other Financing Transactions	$553	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$1	$0	$0	$0	$1

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$540	$0	$540
Alaska	0	2,154	0	2,154
California	0	13,962	0	13,962
Colorado	0	3,210	0	3,210
District of Columbia	0	10,692	0	10,692
Florida	0	1,350	0	1,350
Illinois	0	31,822	0	31,822
Louisiana	0	5,708	0	5,708
Maryland	0	3,817	0	3,817
Michigan	0	2,059	0	2,059
New Jersey	0	12,484	0	12,484
New York	0	9,482	0	9,482
Ohio	0	336	0	336

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Tennessee	$0	$4,859	$0	$4,859
Texas	0	19,038	0	19,038
Washington	0	4,779	0	4,779
Short-Term Instruments
Repurchase Agreements	0	553	0	553

	$0	$126,845	$0	$126,845

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,964	$0	$0	$10,964

Total Investments	$10,964	$126,845	$0	$137,809

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	133

Schedule of Investments PIMCO Real Return Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 159.9%

CORPORATE BONDS & NOTES 8.8%

BANKING & FINANCE 8.8%
BRFkredit A/S
2.000% due 10/01/2017	DKK	6,000	$953
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017		1,700	270
2.000% due 10/01/2017		11,500	1,827
Nykredit Realkredit A/S
1.000% due 10/01/2017		17,800	2,827
2.000% due 10/01/2017		7,500	1,191

Total Corporate Bonds & Notes (Cost $6,721)			7,068

U.S. TREASURY OBLIGATIONS 138.4%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2019 (e)		$4,482	4,499
0.125% due 04/15/2020		105	105
0.125% due 04/15/2021 (e)		5,794	5,811
0.125% due 04/15/2022 (c)		4,026	4,026
0.125% due 07/15/2022		639	642
0.125% due 01/15/2023		6,681	6,665
0.125% due 07/15/2024 (c)		5,062	5,011
0.125% due 07/15/2026		3,023	2,940
0.250% due 01/15/2025		5,188	5,136
0.375% due 07/15/2023		694	703
0.375% due 01/15/2027		2,736	2,703
0.375% due 07/15/2027 (c)		7,405	7,333
0.625% due 07/15/2021 (e)		977	1,005
0.625% due 01/15/2024		1,616	1,650
0.625% due 02/15/2043		3,599	3,364
0.750% due 02/15/2042 (g)		368	356
0.750% due 02/15/2045		5,302	5,058
1.375% due 02/15/2044		840	927
1.750% due 01/15/2028 (c)		13,554	15,175
2.125% due 02/15/2040		57	71
2.125% due 02/15/2041 (g)		324	410

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 01/15/2029		$2,166	$2,615
3.625% due 04/15/2028 (c)		19,993	26,180
3.875% due 04/15/2029 (c)		6,465	8,798

Total U.S. Treasury Obligations (Cost $110,365)			111,183

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.6%
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.517% (US0001M + 0.280%) due 01/25/2035 ~		449	418
Merrill Lynch Mortgage Investors Trust
1.657% (US0001M + 0.420%) due 07/25/2030 ~		3,440	3,268

Total Non-Agency Mortgage-Backed Securities (Cost $3,649)			3,686

ASSET-BACKED SECURITIES 1.7%
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036		1,360	1,364

Total Asset-Backed Securities (Cost $1,360)			1,364

SOVEREIGN ISSUES 1.5%
Development Bank of Japan, Inc.
2.125% due 09/01/2022		300	298
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2022 (a)	EUR	408	489
1.650% due 04/23/2020 (a)		200	250
United Kingdom Gilt
0.125% due 03/22/2026 (a)	GBP	106	166

Total Sovereign Issues (Cost $1,195)			1,203

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.9%

CERTIFICATES OF DEPOSIT 4.2%
Barclays Bank PLC
1.781% due 03/16/2018	$3,400	$3,403

REPURCHASE AGREEMENTS (b) 0.7%
		567

Total Short-Term Instruments (Cost $3,967)		3,970

Total Investments in Securities (Cost $127,257)		128,474

	SHARES
INVESTMENTS IN AFFILIATES 0.4%

SHORT-TERM INSTRUMENTS 0.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	34,189	338

Total Short-Term Instruments (Cost $338)		338

Total Investments in Affiliates (Cost $338)		338

Total Investments 160.3% (Cost $127,595)		$128,812

Financial Derivative Instruments (d)(f) 1.1% (Cost or Premiums, net $(2,352))		891

Other Assets and Liabilities, net (61.4)%		(49,345)

Net Assets 100.0%		$80,358

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$567	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(579)	$567	$567

Total Repurchase Agreements						$(579)	$567	$567

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	1.350%	09/19/2017	10/03/2017	$(20,733)	$(20,742)
	1.360	09/26/2017	10/03/2017	(1,101)	(1,102)
BSN	1.250	08/29/2017	10/27/2017	(11,918)	(11,932)
	1.300	08/31/2017	10/05/2017	(5,008)	(5,014)

Total Reverse Repurchase Agreements					$(38,790)

134	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	1.280%	09/07/2017	10/10/2017	$(9,904)	$(9,902)
GSC	1.200	09/08/2017	10/12/2017	(2,273)	(2,272)
TDM	1.280	09/08/2017	10/12/2017	(1,927)	(1,926)

Total Sale-Buyback Transactions					$(14,100)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(21,844)	$0	$(21,844)	$21,427	$(417)
BSN	0	(16,946)	0	(16,946)	16,704	(242)
FICC	567	0	0	567	(579)	(12)
JPS	0	0	0	0	(38)	(38)

Master Securities Forward Transaction Agreement
BCY	0	0	(9,902)	(9,902)	9,681	(221)
GSC	0	0	(2,272)	(2,272)	2,208	(64)
TDM	0	0	(1,926)	(1,926)	1,911	(15)

Total Borrowings and Other Financing Transactions	$567	$(38,790)	$(14,100)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(38,790)	$0	$0	$(38,790)

Total	$0	$(38,790)	$0	$0	$(38,790)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(14,100)	0	0	(14,100)

Total	$0	$(14,100)	$0	$0	$(14,100)

Total Borrowings	$0	$(52,890)	$0	$0	$(52,890)

Payable for reverse repurchase agreements and sale-buyback transactions					$(52,890)

(c)	Securities with an aggregate market value of $51,931 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(198,633) at a weighted average interest rate of 1.075%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(4) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	135

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note December Futures	$109.625	11/24/2017	37	$74	$0	$0
Call - CBOT U.S. Treasury 2-Year Note December Futures	109.750	11/24/2017	6	12	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.500	11/24/2017	101	101	1	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.750	11/24/2017	196	196	2	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.000	11/24/2017	51	51	1	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.750	11/24/2017	243	243	2	1
Call - CBOT U.S. Treasury 10-Year Note December Futures	139.500	11/24/2017	207	207	2	0
Call - CBOT U.S. Treasury 10-Year Note December Futures	141.000	11/24/2017	17	17	0	0
Call - CBOT U.S. Treasury 30-Year Bond December Futures	192.000	11/24/2017	155	155	1	0
Call - CBOT U.S. Treasury 30-Year Bond December Futures	193.000	11/24/2017	27	27	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December Futures	105.000	11/24/2017	28	28	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December Futures	106.000	11/24/2017	18	18	0	0

					$9	$1

Total Purchased Options					$9	$1

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2017	44	$5,514	$(63)	$0	$(10)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2017	5	$(588)	$3	$1	$0

Total Futures Contracts				$(60)	$1	$(10)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(1)	3-Month CAD-Bank Bill	1.450%	Semi-Annual	12/13/2019	CAD	600	$(5)	$0	$(5)	$1	$0
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019	$	500	(3)	1	(2)	0	0
Pay	CPTFEMU	1.165	Maturity	12/15/2021	EUR	950	2	5	7	0	(1)
Pay	CPTFEMU	1.385	Maturity	12/15/2026		1,440	(1)	(5)	(6)	2	(1)
Pay	CPURNSA	1.010	Maturity	10/16/2017	$	6,600	68	(18)	50	0	0
Pay	CPURNSA	1.710	Maturity	04/27/2018		3,100	0	(10)	(10)	0	(2)
Pay	CPURNSA	1.580	Maturity	05/23/2018		14,400	7	(1)	6	0	(4)
Pay	CPURNSA	1.935	Maturity	04/27/2019		3,100	0	14	14	0	(2)
Pay	CPURNSA	2.027	Maturity	11/23/2020		4,500	15	(26)	(11)	0	(7)
Pay	CPURNSA	2.021	Maturity	11/25/2020		4,200	15	(25)	(10)	0	(7)
Pay	CPURNSA	1.550	Maturity	07/26/2021		3,400	93	(20)	73	0	(6)
Pay	CPURNSA	1.603	Maturity	09/12/2021		2,630	61	(15)	46	0	(3)
Pay	CPURNSA	2.500	Maturity	07/15/2022		12,400	(1,109)	(100)	(1,209)	0	(28)
Pay	CPURNSA	1.730	Maturity	07/26/2026		3,400	(161)	43	(118)	10	0
Pay	CPURNSA	1.801	Maturity	09/12/2026		2,630	(104)	33	(71)	7	0
Pay	CPURNSA	2.067	Maturity	07/25/2027		1,700	0	(10)	(10)	6	0
Pay	FRCPXTOB	1.438	Maturity	06/15/2027		1,800	0	(8)	(8)	3	0

							$(1,122)	$(142)	$(1,264)	$29	$(61)

Total Swap Agreements							$(1,122)	$(142)	$(1,264)	$29	$(61)

136	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$1	$1	$29	$31	$0	$(10)	$(61)	$(71)

(e)	Securities with an aggregate market value of $843 and cash of $29 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017	DKK	13,340		$2,029	$0	$(89)
	10/2017	EUR	1,256		1,472	0	(12)
	10/2017		$216	JPY	23,800	0	(5)
	11/2017		1,475	EUR	1,256	12	0
BPS	10/2017		648	CAD	796	0	(10)
CBK	10/2017	DKK	385		$62	1	0
	10/2017	EUR	692		826	8	0
	10/2017		$563	DKK	3,864	51	0
	10/2017		2,171	EUR	1,805	0	(37)
GLM	10/2017	CAD	2,069		$1,658	0	(1)
	10/2017	JPY	45,200		411	9	0
	10/2017	NZD	11,666		8,474	48	0
	10/2017		$1,043	CAD	1,263	0	(30)
	10/2017		11,611	GBP	9,005	456	0
	11/2017	JPY	59,600		$530	0	0
	01/2018	DKK	4,900		718	0	(65)
	04/2018		1,818		278	0	(14)
HUS	10/2017		44,504		6,811	0	(258)
JPM	10/2017		3,860		592	0	(21)
	10/2017	GBP	67		91	1	0
	10/2017		$172	EUR	143	0	(3)
	01/2018	DKK	152		$23	0	(1)
MSB	01/2018		$815	DKK	5,061	0	(7)
SCX	10/2017	JPY	38,200		$352	13	0
SOG	10/2017	GBP	9,063		11,770	0	(374)
	10/2017		$2,089	DKK	13,034	0	(19)
UAG	10/2017		8,267	NZD	11,575	93	0
	01/2018		1,046	DKK	6,555	0	0
	04/2018		295		1,824	0	(2)

Total Forward Foreign Currency Contracts						$692	$(948)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
SCX	Call - OTC EUR versus USD	$1.202	10/06/2017	EUR	1,157	$(6)	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	137

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$	12,000	$(107)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		2,800	(36)	0
DUB	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		4,500	(44)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	4,100	(186)	(47)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$	28,300	(206)	(4)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		2,400	(17)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020		59,200	(157)	0
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		59,200	(157)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		17,000	(192)	(48)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		7,100	(131)	(25)
	Floor - OTC YOY CPURNSA Index	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0			0	0	292
	Cap - OTC YOY CPURNSA Index	233.707	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0			0	0	339

							$(1,233)	$507

Total Written Options							$(1,239)	$507

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	CPURNSA	0.000%	Maturity	11/23/2020	$26,900	$0	$372	$372	$0
	Pay	CPURNSA	0.000	Maturity	12/17/2020	21,800	0	335	335	0
DUB	Pay	CPURNSA	1.285	Maturity	12/21/2017	35,000	0	308	308	0
MYC	Pay	CPURNSA	1.788	Maturity	07/18/2026	5,000	0	(149)	0	(149)
	Pay	CPURNSA	0.000	Maturity	07/19/2026	2,500	0	(68)	0	(68)
	Pay	CPURNSA	1.800	Maturity	07/20/2026	3,200	0	(91)	0	(91)
	Pay	CPURNSA	0.000	Maturity	09/20/2026	1,000	0	(27)	0	(27)

							$0	$680	$1,015	$(335)

Total Swap Agreements							$0	$680	$1,015	$(335)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$12	$0	$707	$719	$(106)	$0	$0	$(106)	$613	$(650)	$(37)
BPS	0	0	0	0	(10)	0	0	(10)	(10)	0	(10)
CBK	60	0	0	60	(37)	0	0	(37)	23	0	23
DUB	0	0	308	308	0	0	0	0	308	(365)	(57)
GLM	513	0	0	513	(110)	(47)	0	(157)	356	(590)	(234)
HUS	0	0	0	0	(258)	0	0	(258)	(258)	0	(258)
JPM	1	0	0	1	(25)	554	0	529	530	(470)	60
MSB	0	0	0	0	(7)	0	0	(7)	(7)	0	(7)
MYC	0	0	0	0	0	0	(335)	(335)	(335)	243	(92)
RYL	0	0	0	0	0	0	0	0	0	(10)	(10)
SCX	13	0	0	13	0	0	0	0	13	0	13
SOG	0	0	0	0	(393)	0	0	(393)	(393)	301	(92)
UAG	93	0	0	93	(2)	0	0	(2)	91	0	91

Total Over the Counter	$692	$0	$1,015	$1,707	$(948)	$507	$(335)	$(776)

(g)	Securities with an aggregate market value of $639 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	YOY options may have a series of expirations.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

138	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	1	1
Swap Agreements	0	0	0	0	29	29

	$0	$0	$0	$0	$31	$31

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$692	$0	$692
Swap Agreements	0	0	0	0	1,015	1,015

	$0	$0	$0	$692	$1,015	$1,707

	$0	$0	$0	$692	$1,046	$1,738

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$10	$10
Swap Agreements	0	0	0	0	61	61

	$0	$0	$0	$0	$71	$71

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$948	$0	$948
Written Options	0	0	0	0	(507)	(507)
Swap Agreements	0	0	0	0	335	335

	$0	$0	$0	$948	$(172)	$776

	$0	$0	$0	$948	$(101)	$847

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(107)	$(107)
Written Options	0	0	0	0	314	314
Futures	0	0	0	0	381	381
Swap Agreements	0	(97)	0	0	2,576	2,479

	$0	$(97)	$0	$0	$3,164	$3,067

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(959)	$0	$(959)
Purchased Options	0	0	0	0	(1,849)	(1,849)
Written Options	0	4	0	14	2,312	2,330
Swap Agreements	0	1,108	0	(5)	431	1,534

	$0	$1,112	$0	$(950)	$894	$1,056

	$0	$1,015	$0	$(950)	$4,058	$4,123

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$64	$64
Written Options	0	0	0	0	(69)	(69)
Futures	0	0	0	0	(233)	(233)
Swap Agreements	0	0	0	0	(3,436)	(3,436)

	$0	$0	$0	$0	$(3,674)	$(3,674)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,187)	$0	$(1,187)
Purchased Options	0	0	0	0	630	630
Written Options	0	0	0	26	(1,586)	(1,560)
Swap Agreements	0	(861)	0	0	(1,057)	(1,918)

	$0	$(861)	$0	$(1,161)	$(2,013)	$(4,035)

	$0	$(861)	$0	$(1,161)	$(5,687)	$(7,709)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	139

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$7,068	$0	$7,068
U.S. Treasury Obligations	0	111,183	0	111,183
Non-Agency Mortgage-Backed Securities	0	3,686	0	3,686
Asset-Backed Securities	0	1,364	0	1,364
Sovereign Issues	0	1,203	0	1,203
Short-Term Instruments
Certificates of Deposit	0	3,403	0	3,403
Repurchase Agreements	0	567	0	567

	$0	$128,474	$0	$128,474

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$338	$0	$0	$338

Total Investments	$338	$128,474	$0	$128,812

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1	$30	$0	$31
Over the counter	0	1,707	0	1,707

	$1	$1,737	$0	$1,738

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10)	(61)	0	(71)
Over the counter	0	(776)	0	(776)

	$(10)	$(837)	$0	$(847)

Total Financial Derivative Instruments	$(9)	$900	$0	$891

Totals	$329	$129,374	$0	$129,703

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

140	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Portfolio

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.1%

CORPORATE BONDS & NOTES 1.3%

BANKING & FINANCE 0.2%
Lehman Brothers Holdings, Inc.
0.000% due 12/31/2049 ^(a)	$4,000	$255
7.000% due 09/27/2027 ^(a)	2,000	128
National Australia Bank Ltd.
1.375% due 07/12/2019	600	596

		979

INDUSTRIALS 1.1%
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	4,622	4,923
UAL Pass-Through Trust
6.636% due 01/02/2024	768	839

		5,762

Total Corporate Bonds & Notes (Cost $9,537)		6,741

U.S. GOVERNMENT AGENCIES 22.0%
Fannie Mae
1.297% (LIBOR01M + 0.060%) due 12/25/2036 ~	7	7
1.336% due 03/25/2027 ~	48	48
1.338% (LIBOR01M + 0.060%) due 12/25/2036 ~	143	141
1.357% (LIBOR01M + 0.120%) due 03/25/2034 ~	100	100
1.364% due 03/25/2027 ~	97	97
1.437% (US0001M + 0.200%) due 05/25/2035 ~	24	24
1.537% (LIBOR01M + 0.300%) due 01/25/2034 ~	24	24
1.584% (US0001M + 0.350%) due 09/25/2042 ~	227	226
1.587% (LIBOR01M + 0.350%) due 05/25/2042 ~	28	28
1.634% (LIBOR01M + 0.400%) due 11/17/2030 - 05/18/2032 ~	76	77
1.637% (LIBOR01M + 0.400%) due 06/25/2029 - 12/25/2033 ~	82	82
1.677% (LIBOR01M + 0.440%) due 05/25/2036 ~	16	16
1.684% (LIBOR01M + 0.450%) due 09/17/2027 - 10/18/2030 ~	84	84
1.687% (LIBOR01M + 0.450%) due 10/25/2030 ~	42	42
1.734% (LIBOR01M + 0.500%) due 11/18/2030 ~	36	36
1.737% (LIBOR01M + 0.500%) due 08/25/2031 - 01/25/2033 ~	92	93
1.787% (LIBOR01M + 0.550%) due 12/25/2021 - 12/25/2030 ~	33	33
1.837% (LIBOR01M + 0.600%) due 04/25/2022 - 12/25/2023 ~	161	161
1.880% (COF 11 + 1.250%) due 10/01/2024 ~	11	11
1.887% (LIBOR01M + 0.650%) due 10/25/2022 - 11/25/2031 ~	82	84
1.895% (COF 11 + 1.250%) due 07/01/2022 - 08/01/2032 ~	5	5
1.900% (T7Y - 0.100%) due 03/25/2022 ~	4	4
1.907% (COF 11 + 1.200%) due 04/25/2023 ~	7	8
1.907% (COF 11 + 1.250%) due 07/01/2027 - 11/01/2040 ~	36	36
1.937% (LIBOR01M + 0.700%) due 09/25/2022 - 04/25/2032 ~	53	53
1.987% (LIBOR01M + 0.750%) due 05/25/2022 ~	42	43
2.000% (T7Y) due 10/25/2021 ~	6	6
2.029% (12MTA + 1.200%) due 03/01/2044 ~	114	116

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.030% (12MTA + 1.200%) due 07/01/2042 - 07/01/2044 ~	$474	$483
2.037% (LIBOR01M + 0.800%) due 09/25/2020 ~	8	8
2.067% (LIBOR01M + 0.830%) due 01/25/2022 ~	19	19
2.080% (12MTA + 1.250%) due 09/01/2041 ~	33	33
2.230% (12MTA + 1.400%) due 09/01/2040 ~	4	4
2.237% (LIBOR01M + 1.000%) due 12/25/2023 - 04/25/2032 ~	212	217
2.387% (LIBOR01M + 1.150%) due 04/25/2023 - 10/25/2023 ~	72	72
2.391% (COF 11 + 1.753%) due 01/01/2019 ~	7	7
2.437% (LIBOR01M + 1.200%) due 05/25/2022 - 01/25/2024 ~	95	96
2.456% (H15T1Y + 1.525%) due 06/01/2033 ~	232	244
2.490% (H15T1Y + 1.705%) due 04/01/2028 ~	36	37
2.615% (H15T1Y + 2.115%) due 06/01/2027 ~	11	11
2.635% (H15T1Y + 2.000%) due 01/01/2033 ~	8	9
2.635% (H15T1Y + 2.135%) due 11/01/2043 ~	112	115
2.650% (H15T1Y + 1.900%) due 11/01/2022 ~	4	4
2.658% (US0006M + 1.234%) due 08/01/2028 ~	181	188
2.673% (H15T1Y + 2.048%) due 12/01/2035 ~	4	4
2.688% (US0006M + 1.313%) due 07/01/2033 - 05/01/2034 ~	278	279
2.694% (12MTA + 1.838%) due 11/01/2035 ~	37	38
2.695% (H15T1Y + 1.945%) due 04/01/2034 ~	36	38
2.705% (H15T1Y + 2.205%) due 10/01/2033 ~	267	282
2.711% (12MTA + 1.893%) due 11/01/2035 ~	36	38
2.718% (H15T1Y + 2.025%) due 01/01/2034 ~	3	3
2.741% (H15T1Y + 2.035%) due 02/01/2035 ~	54	57
2.750% (H15T1Y + 2.000%) due 01/01/2033 ~	23	24
2.750% (US0006M + 1.375%) due 11/01/2036 ~	163	167
2.756% (12MTA + 1.946%) due 11/01/2035 ~	20	22
2.761% (US0006M + 1.355%) due 05/01/2032 ~	55	59
2.775% (H15T1Y + 2.275%) due 09/01/2032 ~	6	6
2.780% (US0006M + 1.405%) due 07/01/2035 ~	165	174
2.782% (US0006M + 1.407%) due 06/01/2035 ~	79	83
2.786% (H15T1Y + 2.181%) due 11/01/2031 ~	22	24
2.788% (US0006M + 1.413%) due 04/01/2033 ~	94	98
2.790% (US0006M + 1.415%) due 12/01/2032 ~	30	31
2.795% (H15T1Y + 2.045%) due 04/01/2034 ~	158	162
2.810% (US0006M + 1.435%) due 05/01/2035 ~	55	57
2.817% (H15T1Y + 2.175%) due 01/01/2036 ~	277	293
2.818% (H15T1Y + 2.157%) due 01/01/2033 ~	7	8
2.823% (US0006M + 1.422%) due 09/01/2033 ~	133	137
2.825% (US0006M + 1.450%) due 01/01/2033 ~	9	10

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.826% (US0006M + 1.453%) due 01/01/2035 ~	$6	$6
2.828% (US0006M + 1.453%) due 12/01/2032 ~	105	107
2.840% (H15T1Y + 1.715%) due 10/01/2032 ~	48	49
2.840% (US0006M + 1.465%) due 05/01/2034 ~	124	127
2.845% (US0006M + 1.415%) due 10/01/2032 ~	17	17
2.859% (US0006M + 1.485%) due 10/01/2034 ~	176	183
2.865% (US0006M + 1.490%) due 11/01/2033 ~	109	114
2.868% (H15T1Y + 2.368%) due 09/01/2029 ~	51	52
2.870% (US0006M + 1.495%) due 07/01/2036 ~	76	77
2.871% (US0012M + 1.371%) due 01/01/2033 ~	118	118
2.877% (US0006M + 1.459%) due 02/01/2037 ~	35	36
2.879% (US0006M + 1.413%) due 09/01/2033 ~	34	35
2.880% (H15T1Y + 2.058%) due 03/01/2033 ~	83	83
2.880% (US0012M + 1.380%) due 12/01/2034 ~	25	26
2.880% (H15T1Y + 2.196%) due 02/01/2035 ~	64	67
2.888% (US0006M + 1.513%) due 01/01/2035 ~	86	89
2.898% (US0006M + 1.523%) due 06/01/2034 - 09/01/2034 ~	101	103
2.900% (H15T1Y + 1.900%) due 05/01/2030 ~	19	19
2.900% (H15T1Y + 2.275%) due 11/01/2032 - 01/01/2033 ~	44	46
2.900% (US0006M + 1.525%) due 09/01/2033 ~	91	95
2.900% (H15T1Y + 2.150%) due 03/01/2035 ~	113	115
2.911% (US0006M + 1.535%) due 01/01/2035 ~	31	32
2.912% (H15T1Y + 2.148%) due 04/01/2035 ~	34	36
2.920% (H15T1Y + 2.295%) due 12/01/2035 ~	61	62
2.925% (US0012M + 1.300%) due 02/01/2035 ~	17	17
2.933% (US0006M + 1.555%) due 07/01/2034 ~	140	145
2.940% (US0006M + 1.565%) due 07/01/2035 ~	47	49
2.947% (US0006M + 1.575%) due 07/01/2034 ~	204	211
2.951% (H15T1Y + 2.126%) due 11/01/2026 ~	150	155
2.963% (US0006M + 1.530%) due 02/01/2035 ~	118	122
2.963% (H15T1Y + 2.139%) due 04/01/2040 ~	316	331
2.972% (US0006M + 1.550%) due 09/01/2033 ~	63	65
2.973% (H15T1Y + 2.125%) due 05/01/2032 ~	69	69
2.975% (H15T1Y + 2.210%) due 04/01/2035 ~	33	35
2.983% (H15T1Y + 2.207%) due 02/01/2035 ~	21	22
2.984% (H15T1Y + 2.265%) due 07/01/2026 ~	218	227
2.995% (US0006M + 1.495%) due 10/01/2035 ~	221	230
3.000% due 02/01/2022 - 06/01/2046	5,998	6,086
3.000% (US0012M + 1.501%) due 09/01/2033 ~	154	161
3.004% (US0012M + 1.379%) due 02/01/2032 ~	9	9
3.008% (H15T3Y + 2.050%) due 03/01/2035 ~	184	190

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	141

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.017% (US0012M + 1.506%) due 11/01/2032 ~	$16	$17
3.018% (US0006M + 1.518%) due 03/01/2034 ~	273	284
3.020% (US0006M + 1.645%) due 07/01/2033 ~	69	73
3.025% (US0006M + 1.649%) due 07/01/2037 ~	70	73
3.028% (H15T1Y + 2.125%) due 05/01/2033 ~	31	33
3.030% (H15T1Y + 2.284%) due 03/01/2033 ~	53	56
3.035% (H15T1Y + 1.910%) due 08/01/2035 ~	141	144
3.040% (H15T1Y + 2.257%) due 07/01/2029 ~	16	17
3.042% (H15T1Y + 2.236%) due 04/01/2033 ~	2	2
3.046% (US0012M + 1.540%) due 11/01/2034 ~	143	149
3.050% (H15T1Y + 2.175%) due 03/01/2035 ~	5	5
3.064% (H15T1Y + 2.508%) due 12/01/2030 ~	3	3
3.066% (US0012M + 1.695%) due 11/01/2033 ~	246	255
3.075% (COF 11 + 1.251%) due 05/01/2036 ~	161	167
3.077% (H15T1Y + 2.306%) due 05/01/2036 ~	180	191
3.090% (US0012M + 1.625%) due 10/01/2034 ~	18	19
3.097% (US0012M + 1.622%) due 12/01/2036 ~	151	158
3.110% (US0006M + 1.735%) due 07/01/2033 ~	156	166
3.110% (US0012M + 1.568%) due 01/01/2035 ~	50	52
3.121% (US0012M + 1.778%) due 10/01/2033 ~	48	51
3.125% (H15T1Y + 2.125%) due 06/01/2019 ~	3	3
3.125% (H15T1Y + 2.000%) due 08/01/2034 ~	28	30
3.126% (US0012M + 1.567%) due 12/01/2034 ~	69	73
3.132% (US0012M + 1.632%) due 11/01/2034 ~	11	12
3.133% (US0012M + 1.383%) due 04/01/2034 ~	33	34
3.136% (US0012M + 1.386%) due 04/01/2035 ~	8	8
3.157% (H15T1Y + 2.205%) due 09/01/2033 ~	44	46
3.166% (COF 11 + 1.250%) due 05/01/2036 ~	73	77
3.171% (US0012M + 1.495%) due 02/01/2035 ~	229	230
3.180% (US0012M + 1.670%) due 11/01/2034 ~	49	51
3.184% (H15T1Y + 2.299%) due 10/01/2033 ~	85	87
3.211% (US0012M + 1.695%) due 11/01/2033 ~	102	108
3.211% (H15T1Y + 2.195%) due 07/01/2037 ~	100	106
3.229% (H15T1Y + 2.360%) due 11/01/2034 ~	17	18
3.230% (H15T1Y + 2.480%) due 04/01/2033 ~	121	121
3.230% (US0012M + 1.515%) due 04/01/2037 ~	26	28
3.242% (US0012M + 1.641%) due 01/01/2037 ~	5	6
3.248% (US0012M + 1.558%) due 03/01/2035 ~	165	174
3.252% (US0012M + 1.629%) due 01/01/2033 ~	19	19
3.257% (H15T1Y + 2.257%) due 06/01/2030 ~	14	14

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.257% (US0012M + 1.740%) due 11/01/2033 ~	$198	$209
3.258% (H15T1Y + 2.345%) due 06/01/2034 ~	230	233
3.270% (US0012M + 1.730%) due 12/01/2035 ~	30	31
3.278% (US0012M + 1.653%) due 01/01/2034 ~	62	62
3.280% (US0012M + 1.640%) due 09/01/2033 ~	28	29
3.282% (US0012M + 1.678%) due 10/01/2035 ~	30	32
3.282% (US0012M + 1.681%) due 01/01/2036 ~	3	3
3.284% (US0012M + 1.628%) due 04/01/2033 ~	13	13
3.286% (H15T1Y + 2.393%) due 09/01/2035 ~	543	574
3.293% (US0012M + 1.543%) due 07/01/2034 ~	120	127
3.301% (US0012M + 1.668%) due 07/01/2033 ~	8	8
3.306% (US0012M + 1.681%) due 02/01/2034 ~	198	211
3.314% (US0012M + 1.564%) due 08/01/2033 ~	3	3
3.317% (US0012M + 1.737%) due 12/01/2035 ~	21	21
3.318% (US0012M + 1.845%) due 11/01/2033 ~	60	63
3.318% (US0012M + 1.625%) due 03/01/2036 ~	96	99
3.319% (US0012M + 1.699%) due 02/01/2034 ~	62	65
3.319% (H15T1Y + 2.223%) due 07/01/2035 ~	43	45
3.319% (US0012M + 1.725%) due 12/01/2036 ~	13	14
3.324% (US0012M + 1.696%) due 03/01/2033 ~	9	10
3.325% (US0012M + 1.750%) due 02/01/2036 ~	40	42
3.329% (US0012M + 1.692%) due 02/01/2034 ~	37	39
3.330% (H15T1Y + 2.205%) due 08/01/2033 ~	25	26
3.333% (US0006M + 1.915%) due 02/01/2034 ~	131	137
3.340% (H15T1Y + 2.215%) due 09/01/2034 ~	138	141
3.345% (H15T3Y + 2.395%) due 12/01/2018 ~	1	1
3.345% (US0006M + 1.960%) due 09/01/2035 ~	56	58
3.351% (US0012M + 1.750%) due 12/01/2033 ~	85	89
3.355% (US0012M + 1.730%) due 12/01/2035 ~	203	208
3.365% (US0012M + 1.615%) due 05/01/2033 ~	14	15
3.370% (US0006M + 1.995%) due 04/01/2036 ~	193	197
3.375% (US0012M + 1.750%) due 12/01/2033 - 01/01/2035 ~	92	96
3.381% (US0012M + 1.631%) due 08/01/2035 ~	128	135
3.386% (US0012M + 1.631%) due 06/01/2035 ~	22	23
3.388% (US0012M + 1.621%) due 05/01/2036 ~	81	85
3.397% (US0012M + 1.604%) due 07/01/2035 ~	2	2
3.400% (US0006M + 2.025%) due 08/01/2034 ~	127	131
3.405% (US0012M + 1.655%) due 03/01/2034 ~	20	21
3.415% (H15T3Y + 2.321%) due 03/01/2030 ~	341	354
3.422% (US0012M + 1.750%) due 11/01/2034 ~	15	15

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.422% (US0012M + 1.672%) due 05/01/2037 ~	$212	$220
3.446% (US0012M + 1.696%) due 07/01/2035 ~	12	13
3.448% (US0012M + 1.744%) due 04/01/2036 ~	2	2
3.450% (H15T3Y + 2.325%) due 07/01/2019 ~	1	1
3.450% (US0012M + 1.830%) due 01/01/2036 ~	14	15
3.461% (H15T1Y + 2.400%) due 08/01/2033 ~	413	432
3.461% (US0012M + 1.701%) due 06/01/2037 ~	44	46
3.475% (US0012M + 1.600%) due 07/01/2034 ~	18	18
3.500% (US0012M + 1.750%) due 03/01/2034 - 08/01/2035 ~	430	449
3.500% due 11/01/2044	2,454	2,531
3.508% (H15T1Y + 2.383%) due 06/01/2030 ~	2	2
3.515% (US0012M + 1.765%) due 04/01/2033 ~	18	19
3.535% due 08/25/2042 ~	35	37
3.541% (US0012M + 1.805%) due 09/01/2036 ~	2	2
3.545% (US0012M + 1.795%) due 07/01/2036 ~	74	75
3.565% (US0012M + 1.690%) due 05/01/2035 ~	103	106
3.577% (US0012M + 1.750%) due 06/01/2034 ~	4	4
3.585% (US0012M + 1.835%) due 04/01/2035 ~	2	2
3.615% (H15T3Y + 2.115%) due 08/01/2024 ~	6	6
3.615% (US0012M + 1.865%) due 10/01/2043 ~	11	12
3.625% (US0006M + 2.250%) due 06/01/2034 ~	7	7
3.664% (US0012M + 1.820%) due 06/01/2036 ~	72	76
3.690% (US0012M + 1.990%) due 08/01/2037 ~	599	627
3.700% (NMCR) due 06/01/2021 ~	7	7
3.770% (US0012M + 2.030%) due 04/01/2035 ~	20	21
3.919% (COF 11 + 1.254%) due 05/01/2036 ~	55	58
4.000% due 08/25/2018	1	1
4.006% (US0012M + 2.471%) due 09/01/2035 ~	142	154
4.500% due 09/25/2018	3	3
5.500% due 08/25/2020	6	7
6.000% due 02/25/2044 - 08/25/2044	52	59
6.250% due 05/25/2042	32	37
6.500% due 07/25/2021 - 01/25/2044	739	838
6.500% due 12/25/2042 ~	140	151
6.664% (US0006M + 3.110%) due 09/01/2024 ~	386	384
6.700% (US0012M + 1.700%) due 10/01/2047 - 11/01/2047 ~	248	243
7.000% due 02/25/2023 - 02/25/2044	66	69
7.500% due 05/01/2028 - 05/25/2042	42	49
8.000% due 08/25/2022 - 10/01/2026	100	109
9.000% due 03/25/2020	12	13
Fannie Mae, TBA
2.500% due 10/01/2032	3,000	3,020
3.000% due 11/01/2032 - 11/01/2047	15,000	15,185
3.500% due 11/01/2047 - 12/01/2047	17,000	17,460
4.000% due 10/01/2047 - 11/01/2047	7,000	7,362

142	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
1.497% (LIBOR01M + 0.260%) due 08/25/2031 ~	$547	$537
1.517% (LIBOR01M + 0.280%) due 09/25/2031 ~	307	303
1.534% (LIBOR01M + 0.300%) due 03/15/2036 ~	4	4
1.584% (LIBOR01M + 0.350%) due 02/15/2029 - 03/15/2029 ~	52	52
1.587% (LIBOR01M + 0.350%) due 06/25/2029 ~	89	90
1.634% (LIBOR01M + 0.400%) due 07/15/2026 - 01/15/2033 ~	162	163
1.637% (LIBOR01M + 0.400%) due 05/25/2043 ~	1,151	1,147
1.684% (LIBOR01M + 0.450%) due 03/15/2024 - 08/15/2029 ~	154	155
1.734% (LIBOR01M + 0.500%) due 05/15/2023 - 01/15/2032 ~	163	164
1.784% (LIBOR01M + 0.550%) due 08/15/2029 - 03/15/2032 ~	143	146
1.834% (LIBOR01M + 0.600%) due 08/15/2022 - 12/15/2031 ~	207	210
1.895% (COF 11 + 1.250%) due 01/01/2030 ~	39	38
1.907% (COF 11 + 1.250%) due 02/01/2019 ~	7	7
1.934% (LIBOR01M + 0.700%) due 04/15/2022 ~	8	8
2.030% (12MTA + 1.200%) due 10/25/2044 - 02/25/2045 ~	798	812
2.206% (COF 11 + 1.615%) due 11/01/2024 ~	19	19
2.230% (12MTA + 1.400%) due 07/25/2044 ~	3,594	3,651
2.255% (COF 11 + 1.650%) due 12/01/2024 ~	118	118
2.665% (H15T1Y + 2.165%) due 07/01/2036 ~	85	87
2.725% (H15T1Y + 2.225%) due 11/01/2033 ~	49	52
2.730% (H15T1Y + 2.105%) due 11/01/2036 ~	640	671
2.750% (H15T1Y + 2.250%) due 10/01/2034 ~	1	1
2.766% (H15T1Y + 2.250%) due 11/01/2033 ~	151	159
2.780% (US0012M + 0.905%) due 09/01/2037 ~	375	381
2.832% (H15T1Y + 2.332%) due 09/01/2034 ~	151	155
2.832% (H15T1Y + 2.280%) due 11/01/2036 ~	13	14
2.855% (H15T1Y + 2.355%) due 09/01/2035 ~	106	109
2.868% (H15T1Y + 2.368%) due 09/01/2035 ~	86	91
2.875% (H15T1Y + 2.250%) due 12/01/2032 ~	16	17
2.889% (H15T1Y + 2.245%) due 01/01/2036 ~	57	60
2.949% (H15T1Y + 2.245%) due 02/01/2036 ~	8	9
2.951% (H15T1Y + 2.075%) due 10/01/2027 ~	14	15
2.952% (H15T1Y + 2.314%) due 01/01/2034 ~	177	187
2.965% (H15T1Y + 2.335%) due 01/01/2030 ~	104	108
2.972% (H15T3Y + 2.029%) due 01/01/2027 ~	173	179
2.973% (US0006M + 1.599%) due 12/01/2035 ~	27	28
2.990% (H15T1Y + 2.358%) due 12/01/2034 ~	10	11
2.991% (H15T1Y + 2.280%) due 09/01/2034 ~	305	322
3.000% (H15T1Y + 2.250%) due 04/01/2032 ~	50	52
3.005% (H15T1Y + 2.380%) due 01/01/2035 ~	77	78

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.010% (H15T1Y + 2.210%) due 02/01/2035 ~	$69	$72
3.011% (H15T1Y + 2.250%) due 04/01/2032 ~	175	184
3.016% (H15T1Y + 2.141%) due 03/01/2030 ~	72	73
3.040% (US0006M + 1.665%) due 09/01/2034 - 01/01/2037 ~	200	205
3.042% (H15T1Y + 2.542%) due 10/01/2035 ~	147	156
3.051% (US0012M + 1.347%) due 03/01/2035 ~	42	43
3.055% (H15T1Y + 2.225%) due 05/01/2035 ~	127	130
3.075% (H15T1Y + 2.396%) due 02/01/2036 ~	7	7
3.081% (H15T1Y + 2.250%) due 05/01/2033 ~	2	2
3.088% (H15T1Y + 1.975%) due 08/01/2033 ~	27	28
3.092% (H15T1Y + 2.375%) due 04/01/2034 ~	6	6
3.093% (H15T1Y + 2.250%) due 11/01/2036 ~	4	5
3.100% (H15T1Y + 2.225%) due 04/01/2034 ~	155	164
3.115% (US0006M + 1.740%) due 09/01/2036 ~	227	227
3.124% (H15T1Y + 2.249%) due 03/01/2032 ~	81	85
3.125% (H15T1Y + 2.250%) due 03/01/2036 ~	7	8
3.236% (H15T1Y + 2.528%) due 02/01/2035 ~	304	323
3.244% (H15T1Y + 2.250%) due 07/01/2033 ~	4	4
3.250% (H15T1Y + 2.125%) due 11/01/2029 ~	47	48
3.261% (US0012M + 1.511%) due 04/01/2036 ~	114	114
3.290% (US0012M + 1.965%) due 11/01/2034 ~	161	162
3.300% (US0012M + 1.705%) due 12/01/2036 ~	58	61
3.303% (H15T1Y + 2.250%) due 09/01/2035 ~	49	52
3.325% (H15T1Y + 2.200%) due 07/01/2033 ~	8	8
3.330% (US0012M + 1.625%) due 02/01/2037 ~	12	13
3.336% (H15T1Y + 2.336%) due 06/01/2035 ~	5	5
3.339% (H15T1Y + 2.250%) due 08/01/2035 ~	23	25
3.358% (H15T5Y + 1.990%) due 09/01/2030 ~	252	261
3.366% (US0012M + 1.750%) due 12/01/2034 ~	237	249
3.410% (US0012M + 1.830%) due 01/01/2036 ~	11	11
3.415% (US0012M + 1.665%) due 08/01/2035 - 09/01/2035 ~	355	363
3.416% (US0012M + 1.666%) due 08/01/2035 ~	5	5
3.426% (US0012M + 1.833%) due 01/01/2035 ~	10	10
3.444% (US0012M + 1.771%) due 09/01/2035 ~	17	18
3.462% (H15T1Y + 2.587%) due 03/01/2035 ~	70	74
3.466% (US0012M + 1.750%) due 09/01/2034 ~	39	42
3.481% (US0012M + 1.731%) due 08/01/2035 ~	156	164
3.484% (US0012M + 1.840%) due 09/01/2035 ~	15	16
3.485% (US0012M + 1.735%) due 07/01/2036 ~	1	1
3.497% (US0012M + 1.717%) due 07/01/2035 ~	4	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.504% (H15T1Y + 2.379%) due 08/01/2023 ~	$5	$5
3.515% (US0012M + 1.783%) due 03/01/2036 ~	158	167
3.520% (US0012M + 1.758%) due 07/01/2035 ~	78	83
3.530% (US0012M + 1.780%) due 03/01/2036 ~	225	233
3.545% (US0012M + 1.795%) due 04/01/2036 - 09/01/2037 ~	146	153
3.549% (US0012M + 1.936%) due 01/01/2037 ~	6	7
3.556% (US0012M + 1.985%) due 02/01/2036 ~	23	25
3.575% (US0012M + 1.761%) due 05/01/2035 ~	251	265
3.596% (US0012M + 1.866%) due 02/01/2036 ~	33	35
3.625% (US0012M + 1.875%) due 03/01/2035 ~	120	123
3.655% (US0012M + 1.828%) due 08/01/2036 ~	53	54
3.661% (US0012M + 1.911%) due 04/01/2035 ~	122	125
3.676% (US0012M + 1.927%) due 07/01/2037 ~	159	156
3.686% (US0012M + 1.870%) due 06/01/2035 ~	15	16
3.835% (US0012M + 2.085%) due 08/01/2037 ~	236	247
3.872% (H15T3Y + 2.738%) due 04/01/2030 ~	334	353
4.500% due 03/15/2021 - 04/15/2032	306	328
5.500% due 08/15/2030 - 10/15/2032	15	17
6.000% due 01/15/2029 - 05/01/2035	41	46
6.250% due 12/15/2023	5	6
7.000% due 10/15/2022 - 07/15/2027	55	61
8.500% due 11/15/2021	54	59
Freddie Mac, TBA
3.000% due 10/01/2047	15,000	15,047
Ginnie Mae
1.434% (LIBOR01M + 0.200%) due 01/16/2031 ~	7	7
1.586% (LIBOR01M + 0.350%) due 06/20/2032 ~	33	34
1.634% (LIBOR01M + 0.400%) due 02/16/2032 ~	57	57
1.684% (LIBOR01M + 0.450%) due 03/16/2031 ~	27	27
1.734% (LIBOR01M + 0.500%) due 04/16/2030 - 04/16/2032 ~	65	66
2.125% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2032 ~	561	585
2.250% (H15T1Y + 1.500%) due 10/20/2029 ~	478	496
2.375% (H15T1Y + 1.500%) due 02/20/2025 - 01/20/2030 ~	255	263
2.500% due 09/20/2067 +~	11,300	11,694
2.625% (H15T1Y + 1.500%) due 04/20/2033 ~	78	81

Total U.S. Government Agencies (Cost $115,797)		116,662

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Bonds
3.125% due 02/15/2043 (d)(f)	4,730	4,989

Total U.S. Treasury Obligations (Cost $5,569)		4,989

NON-AGENCY MORTGAGE-BACKED SECURITIES 30.6%
Adjustable Rate Mortgage Trust
1.737% (US0001M + 0.500%) due 10/25/2035 ~	10	10

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	143

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.397% due 03/25/2035 ~	$48	$47
3.742% due 11/25/2035 ^~	264	234
American Home Mortgage Investment Trust
1.817% (US0001M + 0.580%) due 02/25/2045 ~	1,094	1,094
3.229% (US0012M + 1.500%) due 10/25/2034 ~	100	102
3.453% (US0006M + 2.000%) due 02/25/2045 ~	180	183
Banc of America Alternative Loan Trust
6.000% due 04/25/2036	165	166
Banc of America Funding Trust
3.333% due 05/25/2035 ~	23,256	24,384
3.342% due 03/20/2035 ~	25	26
3.489% due 06/25/2034 ~	462	457
3.546% due 11/20/2035 ^~	316	297
Banc of America Mortgage Trust
3.237% due 10/25/2035 ^~	100	94
3.382% due 11/25/2034 ~	16	17
3.448% due 11/25/2033 ~	89	89
3.583% due 01/25/2034 ~	54	54
3.621% due 02/25/2034 ~	536	543
3.671% due 06/25/2034 ~	38	38
3.731% due 04/25/2034 ~	102	103
3.771% due 01/25/2035 ~	52	53
3.790% due 09/25/2033 ~	133	131
3.915% due 05/25/2033 ~	271	276
Bancorp Commercial Mortgage Trust
2.084% due 08/15/2032 ~	2,800	2,802
2.434% due 08/15/2032 ~	1,400	1,401
2.834% due 08/15/2032 ~	1,000	1,001
BCAP LLC Trust
1.444% (US0001M + 0.210%) due 02/26/2036 ~	2,323	2,267
3.321% due 07/26/2037 ~	60	61
3.389% due 02/26/2036 ~	1,575	1,586
5.250% due 06/26/2035 ~	1,058	1,069
6.500% due 02/26/2036 ~	2,838	2,542
Bear Stearns Adjustable Rate Mortgage Trust
2.979% due 02/25/2033 ~	6	6
3.092% due 04/25/2033 ~	125	126
3.203% due 10/25/2033 ~	1	1
3.346% due 01/25/2035 ~	74	74
3.349% due 10/25/2033 ~	29	29
3.386% due 10/25/2035 ~	92	92
3.496% due 02/25/2034 ~	98	98
3.551% due 02/25/2033 ~	7	7
3.560% due 01/25/2034 ~	159	162
3.601% due 01/25/2034 ~	506	512
3.631% due 02/25/2034 ~	706	708
3.673% due 01/25/2035 ~	63	62
3.790% due 10/25/2034 ~	3	3
3.925% due 07/25/2034 ~	52	52
Bear Stearns ALT-A Trust
1.397% (US0001M + 0.160%) due 02/25/2034 ~	509	476
1.577% (US0001M + 0.340%) due 08/25/2036 ~	10	9
3.475% due 11/25/2036 ^~	459	396
Chase Mortgage Finance Trust
3.167% due 12/25/2035 ^~	102	99
3.244% due 12/25/2035 ^~	71	69
3.582% due 02/25/2037 ~	1,091	1,073
Citigroup Mortgage Loan Trust, Inc.
2.034% (US0001M + 0.800%) due 08/25/2035 ^~	424	387
2.367% due 08/25/2034 ~	6	6
2.690% (H15T1Y + 2.100%) due 09/25/2035 ~	200	203
2.990% (H15T1Y + 2.400%) due 11/25/2035 ~	381	381
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	137	138
3.622% due 03/25/2034 ~	44	44
Countrywide Alternative Loan Trust
1.437% (US0001M + 0.200%) due 06/25/2037 ~	1,673	1,600
2.061% due 08/25/2035 ~	2,932	2,776

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.288% due 10/25/2035 ^~	$65	$56
3.441% due 06/25/2037 ~	423	38
Countrywide Home Loan Mortgage Pass-Through Trust
1.587% (US0001M + 0.350%) due 08/25/2035 ^~	162	110
3.165% due 11/25/2034 ~	2,764	2,753
3.306% (US0012M + 1.750%) due 02/20/2036 ^~	42	39
3.382% due 06/20/2035 ~	206	208
3.412% due 08/25/2034 ^~	1,043	963
3.445% due 12/25/2033 ~	104	105
3.636% due 11/19/2033 ~	35	35
3.741% due 08/25/2033 ~	26	25
3.741% due 11/19/2033 ~	20	20
5.500% due 11/25/2035 ^	231	212
Credit Suisse First Boston Mortgage Securities Corp.
3.491% due 11/25/2032 ~	10	10
5.066% due 06/25/2032 ~	3	3
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
2.928% due 07/25/2033 ~	362	357
3.014% due 07/25/2033 ~	177	178
3.244% due 01/25/2034 ~	751	760
3.250% due 10/25/2033 ~	223	229
Credit Suisse Mortgage Capital Certificates
3.321% due 07/26/2037 ~	2,824	2,842
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	39	39
5.250% due 06/25/2035	103	103
Deutsche Mortgage & Asset Receiving Corp.
2.334% (LIBOR01M + 1.100%) due 07/27/2045 ~	3,371	3,391
First Horizon Alternative Mortgage Securities Trust
3.133% due 08/25/2034 ~	440	437
3.209% due 07/25/2035 ~	206	176
First Horizon Mortgage Pass-Through Trust
1.507% (US0001M + 0.270%) due 02/25/2035 ~	100	93
1.749% (US0006M + 0.300%) due 02/25/2035 ~	394	371
3.163% due 04/25/2035 ~	408	414
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049 ~	509	509
GMAC Mortgage Corp. Loan Trust
3.585% due 11/19/2035 ~	229	220
GSR Mortgage Loan Trust
1.587% (US0001M + 0.350%) due 01/25/2034 ~	277	273
2.560% (H15T1Y + 1.750%) due 03/25/2033 ~	16	16
3.121% due 06/25/2034 ~	17	17
3.204% due 09/25/2035 ~	10,769	11,007
3.214% due 06/25/2034 ~	122	121
3.441% due 08/25/2034 ~	117	115
3.542% due 05/25/2035 ~	137	135
3.814% due 09/25/2034 ~	4,506	4,604
6.000% due 03/25/2032	5	5
HarborView Mortgage Loan Trust
1.427% (US0001M + 0.190%) due 02/19/2046 ~	1,009	932
1.677% (US0001M + 0.440%) due 05/19/2035 ~	62	59
Impac CMB Trust
1.877% (US0001M + 0.640%) due 08/25/2035 ~	1,760	1,655
IndyMac Adjustable Rate Mortgage Trust
2.222% due 01/25/2032 ~	35	34
IndyMac Mortgage Loan Trust
1.427% (US0001M + 0.190%) due 09/25/2046 ~	530	470
2.017% (US0001M + 0.780%) due 05/25/2034 ~	98	93
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^~	17	14
JPMorgan Mortgage Trust
2.996% due 11/25/2033 ~	20	19
3.172% due 11/25/2035 ~	261	254

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.321% due 11/25/2033 ~	$37	$38
3.462% due 07/25/2035 ~	41	41
3.464% due 09/25/2034 ~	2	2
3.520% due 07/25/2035 ~	559	556
3.529% due 04/25/2035 ~	345	350
3.558% due 10/25/2035 ~	432	410
3.644% due 07/25/2035 ~	562	578
MASTR Adjustable Rate Mortgages Trust
2.740% due 02/25/2034 ~	254	245
3.182% due 12/25/2033 ~	124	122
3.441% due 11/21/2034 ~	136	140
3.442% due 01/25/2034 ~	23	22
3.466% due 09/25/2033 ~	585	592
3.482% due 01/25/2036 ~	168	165
3.535% due 08/25/2034 ~	2,193	2,210
3.723% due 08/25/2034 ~	587	589
3.930% due 07/25/2034 ~	937	905
Merrill Lynch Mortgage Investors Trust
1.857% (US0001M + 0.620%) due 08/25/2028 ~	93	90
1.897% (US0001M + 0.660%) due 06/25/2028 ~	222	215
2.276% (US0006M + 0.820%) due 03/25/2028 ~	299	300
2.973% due 02/25/2035 ~	177	181
3.135% due 04/25/2035 ~	560	546
3.250% due 09/25/2033 ~	15	15
3.370% due 02/25/2034 ~	53	52
Morgan Stanley Mortgage Loan Trust
1.557% (US0001M + 0.320%) due 01/25/2035 ~	1,008	943
3.375% due 02/25/2034 ~	7	7
Motel 6 Trust
2.154% due 08/15/2034 ~	2,700	2,709
2.424% due 08/15/2034 ~	2,400	2,407
3.384% due 08/15/2034 ~	200	200
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.378% due 10/25/2035 ~	49	48
3.785% due 05/25/2035 ~	48	48
Prime Mortgage Trust
1.637% (US0001M + 0.400%) due 02/25/2034 ~	48	46
5.000% due 08/25/2034	23	23
6.000% due 02/25/2034	20	21
Provident Funding Mortgage Loan Trust
3.446% due 05/25/2035 ~	31	32
RBSSP Resecuritization Trust
1.554% (US0001M + 0.320%) due 03/26/2037 ~	73	73
1.554% (US0001M + 0.320%) due 08/26/2045 ~	319	313
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031	36	36
7.500% due 12/25/2031	467	463
Residential Asset Securitization Trust
3.750% due 10/25/2018	1	1
5.250% due 04/25/2034	111	112
Residential Funding Mortgage Securities, Inc. Trust
4.366% due 02/25/2036 ^~	192	176
6.500% due 03/25/2032	16	16
Royal Bank of Scotland Capital Funding Trust
6.068% due 09/17/2039 ~	6,000	5,987
Sequoia Mortgage Trust
1.707% (US0006M + 0.250%) due 03/20/2035 ~	510	480
1.898% (US0006M + 0.500%) due 05/20/2034 ~	1,329	1,289
1.996% (US0001M + 0.760%) due 04/20/2033 ~	47	46
2.036% (US0001M + 0.800%) due 10/20/2027 ~	184	180
2.769% due 07/20/2034 ~	41	41
Structured Adjustable Rate Mortgage Loan Trust
1.477% (US0001M + 0.240%) due 03/25/2035 ~	134	121
1.537% (LIBOR01M + 0.300%) due 09/25/2034 ~	177	167

144	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.677% (US0001M + 0.440%) due 08/25/2035 ~	$739	$727
3.216% due 09/25/2034 ~	263	261
3.414% due 08/25/2034 ~	1,618	1,577
3.472% due 08/25/2034 ~	863	852
Structured Asset Mortgage Investments Trust
1.917% (US0001M + 0.680%) due 11/19/2033 ~	61	59
1.917% (US0001M + 0.680%) due 05/19/2035 ~	269	265
1.937% (US0001M + 0.700%) due 02/19/2035 ~	3,896	3,866
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.849% due 05/25/2032 ~	4	4
3.260% due 06/25/2033 ~	2,145	2,118
3.282% due 07/25/2032 ~	10	9
3.363% due 11/25/2033 ~	72	73
3.369% due 03/25/2033 ~	330	327
3.528% due 09/25/2033 ~	102	102
Waldorf Astoria Boca Raton Trust
3.284% (LIBOR01M + 2.050%) due 06/15/2029 ~	1,800	1,809
WaMu Mortgage Pass-Through Certificates Trust
1.457% (US0001M + 0.220%) due 08/25/2046 ^~	97	9
1.497% (US0001M + 0.260%) due 11/25/2045 ~	6,944	6,873
1.507% (US0001M + 0.270%) due 12/25/2045 ~	3,497	3,490
1.527% (US0001M + 0.290%) due 07/25/2045 ~	8,827	8,721
1.527% (US0001M + 0.290%) due 10/25/2045 ~	4,174	4,198
1.527% (US0001M + 0.290%) due 12/25/2045 ~	3,324	3,267
1.889% (12MTA + 1.000%) due 08/25/2046 ~	91	86
2.037% (US0001M + 0.800%) due 01/25/2045 ~	1,640	1,649
2.089% (12MTA + 1.200%) due 11/25/2042 ~	201	192
2.207% (COF 11 + 1.500%) due 08/25/2046 ~	2,204	2,160
2.207% (COF 11 + 1.500%) due 09/25/2046 ~	5,330	5,312
2.289% (12MTA + 1.400%) due 08/25/2042 ~	18	17
3.015% due 10/25/2033 ~	336	345
3.162% due 10/25/2035 ^~	794	330
3.204% due 08/25/2033 ~	866	790
3.278% due 09/25/2035 ~	637	654
Washington Mutual Mortgage Pass-Through Certificates Trust
2.883% due 11/25/2030 ~	181	183
3.225% due 02/25/2033 ~	36	37
3.275% due 06/25/2033 ~	32	32
3.319% due 02/25/2033 ~	16	16
7.000% due 03/25/2034	69	76
Wells Fargo Mortgage-Backed Securities Trust
1.737% (US0001M + 0.500%) due 07/25/2037 ^~	220	197
2.878% due 12/25/2033 ~	59	59
2.927% due 01/25/2034 ~	111	115
3.034% due 12/25/2033 ~	122	124
3.296% due 06/25/2035 ~	75	76
3.318% due 05/25/2034 ~	12	13
3.327% due 12/25/2034 ~	579	584
3.335% due 04/25/2035 ~	178	179
3.355% due 06/25/2034 ~	49	49
3.368% due 06/25/2035 ~	53	54
3.379% due 10/25/2033 ~	28	28
3.410% due 04/25/2036 ^~	14	14
3.448% due 08/25/2033 ~	295	303
3.475% due 08/25/2035 ~	30	30
3.486% due 10/25/2035 ~	79	78
3.605% due 09/25/2034 ~	129	134
6.000% due 09/25/2036 ^	43	42

Total Non-Agency Mortgage-Backed Securities (Cost $156,230)		162,149

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 36.2%
Accredited Mortgage Loan Trust
1.997% (US0001M + 0.760%) due 01/25/2034 ~	$155	$146
2.107% (US0001M + 0.870%) due 01/25/2035 ~	1,089	1,059
ACE Securities Corp. Home Equity Loan Trust
1.437% (US0001M + 0.200%) due 02/25/2036 ~	1,474	1,478
3.862% (US0001M + 2.625%) due 06/25/2033 ^~	577	577
Allegro CLO Ltd.
2.531% (US0003M + 1.220%) due 01/30/2026 ~	3,800	3,818
AmeriCredit Automobile Receivables Trust
1.690% due 12/18/2020	10,500	10,504
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.587% (US0001M + 1.350%) due 02/25/2033 ~	828	821
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.272% (US0001M + 1.035%) due 01/25/2034 ~	405	406
2.287% (US0001M + 1.050%) due 12/25/2033 ~	4,124	4,159
Asset-Backed Funding Certificates Trust
1.857% (US0001M + 0.620%) due 04/25/2034 ~	3,986	4,003
B2R Mortgage Trust
2.567% due 06/15/2049	3,564	3,543
Bear Stearns Asset-Backed Securities Trust
1.647% (US0001M + 0.410%) due 12/25/2035 ~	383	385
2.237% (US0001M + 1.000%) due 11/25/2042 ~	212	212
2.767% due 10/25/2036 ~	1,805	1,533
Bear Stearns Second Lien Trust
2.437% (US0001M + 1.200%) due 01/25/2036 ~	21,100	20,462
Carrington Mortgage Loan Trust
1.417% (US0001M + 0.180%) due 02/25/2036 ~	76	76
Conseco Finance Corp.
6.240% due 12/01/2028	116	121
Countrywide Asset-Backed Certificates Trust
1.697% (US0001M + 0.460%) due 09/25/2034 ~	190	190
1.777% (US0001M + 0.540%) due 12/25/2034 ~	3,074	2,995
Credit Suisse First Boston Mortgage Securities Corp.
1.937% (US0001M + 0.700%) due 07/25/2032 ~	1	1
2.887% (US0001M + 1.650%) due 05/25/2043 ~	1,345	1,338
Credit-Based Asset Servicing and Securitization LLC
6.780% due 05/25/2035	700	698
DT Auto Owner Trust
1.730% due 08/17/2020	9,818	9,816
EquiFirst Mortgage Loan Trust
2.359% (US0001M + 1.125%) due 09/25/2033 ~	134	131
FBR Securitization Trust
1.977% (US0001M + 0.740%) due 11/25/2035 ~	2,789	2,792
Fremont Home Loan Trust
2.257% (US0001M + 1.020%) due 06/25/2035 ~	577	580
GM Financial Automobile Leasing Trust
1.720% due 01/21/2020	5,500	5,501
GSAMP Trust
2.087% (US0001M + 0.850%) due 01/25/2045 ~	1,078	1,067

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSRPM Mortgage Loan Trust
1.747% (US0001M + 0.510%) due 03/25/2035 ~	$2,973	$2,961
Home Equity Asset Trust
1.837% (US0001M + 0.600%) due 11/25/2032 ~	8	7
Home Equity Mortgage Loan Asset-Backed Trust
1.757% (US0001M + 0.520%) due 10/25/2035 ~	1,600	1,256
Home Equity Mortgage Trust
5.821% due 04/25/2035	300	304
HSI Asset Securitization Corp. Trust
1.287% (US0001M + 0.050%) due 10/25/2036 ~	8	5
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
6.372% due 05/25/2033 ~	767	766
Jamestown CLO Ltd.
2.444% (US0003M + 1.140%) due 01/15/2026 ~	6,900	6,921
JPMorgan Mortgage Acquisition Corp.
1.667% (US0001M + 0.430%) due 12/25/2035 ~	13,439	13,471
Lehman XS Trust
1.387% (US0001M + 0.150%) due 04/25/2037 ^~	2,304	1,942
Long Beach Mortgage Loan Trust
1.797% (US0001M + 0.560%) due 10/25/2034 ~	736	735
1.937% (US0001M + 0.700%) due 03/25/2032 ~	20	20
1.942% (US0001M + 0.705%) due 08/25/2035 ~	364	367
2.062% (US0001M + 0.825%) due 06/25/2035 ~	3,918	3,941
2.092% (US0001M + 0.855%) due 07/25/2034 ~	383	383
Merrill Lynch Mortgage Investors Trust
2.257% (US0001M + 1.020%) due 07/25/2035 ~	1,318	1,331
Morgan Stanley Dean Witter Capital, Inc. Trust
2.587% (US0001M + 1.350%) due 02/25/2033 ~	182	181
Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0
Navient Student Loan Trust
2.048% due 07/26/2066 +~	5,288	5,282
New Century Home Equity Loan Trust
1.727% (US0001M + 0.490%) due 07/25/2035 ~	313	314
Octagon Investment Partners Ltd.
2.314% (US0003M + 1.000%) due 10/25/2025 ~	6,900	6,912
Option One Mortgage Loan Trust Asset-Backed Certificates
1.877% (US0001M + 0.640%) due 07/25/2033 ~	183	178
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.272% (US0001M + 1.035%) due 02/25/2035 ~	1,500	1,514
Prestige Auto Receivables Trust
1.800% due 11/16/2020	3,000	3,002
Renaissance Home Equity Loan Trust
1.937% (US0001M + 0.700%) due 08/25/2032 ~	10	9
2.337% (US0001M + 1.100%) due 09/25/2037 ~	4,057	2,412
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	1,317	1,031
Residential Asset Securities Corp. Trust
1.957% (US0001M + 0.720%) due 08/25/2035 ~	816	819
5.120% due 12/25/2033 ~	466	433

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	145

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sofi Consumer Loan Program LLC
2.770% due 05/25/2026	$5,927	$5,953
3.260% due 08/25/2025	1,447	1,471
SoFi Professional Loan Program LLC
1.550% due 03/26/2040	9,571	9,548
Soundview Home Loan Trust
2.537% (US0001M + 1.300%) due 11/25/2033 ~	92	94
Specialty Underwriting & Residential Finance Trust
1.917% (US0001M + 0.680%) due 01/25/2034 ~	323	311
Spirit Master Funding LLC
5.370% due 07/20/2040	10,000	10,400
5.760% due 03/20/2041 +	9,530	10,035
Springleaf Funding Trust
2.680% due 07/15/2030	5,240	5,244
Trapeza CDO Ltd.
2.087% (LIBOR06M + 0.650%) due 11/16/2034 ~	211	209
Tricon American Homes Trust
2.716% due 09/17/2034	1,500	1,495
2.916% due 09/17/2034	1,100	1,094
3.215% due 09/17/2034	100	99

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VOLT LLC
3.375% due 05/28/2047	$10,673	$10,766

Total Asset-Backed Securities (Cost $192,784)		191,628

SHORT-TERM INSTRUMENTS 1.1%

REPURCHASE AGREEMENTS (b) 0.8%
		4,210

SHORT-TERM NOTES 0.3%
Prestige Auto Receivables Trust
1.430% due 08/15/2018	1,382	1,382

Total Short-Term Instruments (Cost $5,592)		5,592

Total Investments in Securities (Cost $485,509)		487,761

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 18.2%

SHORT-TERM INSTRUMENTS 18.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.2%
PIMCO Short-Term Floating NAV Portfolio III	9,729,220	$96,173

Total Short-Term Instruments (Cost $96,173)		96,173

Total Investments in Affiliates (Cost $96,173)		96,173

Total Investments 110.3% (Cost $581,682)		$583,934

Financial Derivative Instruments (c)(e) 0.0% (Cost or Premiums, net $(1,357))		56

Other Assets and Liabilities, net (10.3)%		(54,434)

Net Assets 100.0%		$529,556

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Security is not accruing income as of the date of this report.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$4,210	Federal Home Loan Bank 1.375% due 09/28/2020	$(4,298)	$4,210	$4,210

Total Repurchase Agreements						$(4,298)	$4,210	$4,210

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.8)%
Fannie Mae, TBA	3.000%	10/01/2047	$4,000	$(4,010)	$(4,011)
Fannie Mae, TBA	3.500	10/01/2047	14,000	0	0

Total Short Sales (0.8)%				$(4,010)	$(4,011)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$4,210	$0	$0	$4,210	$(4,298)	$(88)

Total Borrowings and Other Financing Transactions	$4,210	$0	$0

(1)	Includes accrued interest.

146	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
Description					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2017	273	$34,210	$(361)	$0	$(64)

Total Futures Contracts				$(361)	$0	$(64)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	12/16/2019	$900	$(5)	$(5)	$(10)	$1	$0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020	21,400	488	(225)	263	21	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2021	10,900	333	(103)	230	15	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	23,400	137	777	914	44	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	2,900	251	(62)	189	5	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045	7,600	(23)	(325)	(348)	0	(12)

						$1,181	$57	$1,238	$86	$(12)

Total Swap Agreements						$1,181	$57	$1,238	$86	$(12)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$86	$86	$0	$(64)	$(12)	$(76)

(d)	Securities with an aggregate market value of $628 and cash of $2,342 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$ 11,891	$(221)	$304	$83	$0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	23,000	(662)	807	145	0
FBF	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	4,360	(73)	103	30	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	30,700	(656)	343	0	(313)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	9,900	(576)	613	37	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	100	(4)	4	0	0
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	9,910	(192)	261	69	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	3,600	(95)	118	23	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,700	(59)	31	0	(28)

						$(2,538)	$2,584	$387	$(341)

Total Swap Agreements						$(2,538)	$2,584	$387	$(341)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	147

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BOA	$0	$0	$228	$228	$0	$0	$0	$0	$228	$0	$228
FBF	0	0	30	30	0	0	0	0	30	0	30
GST	0	0	37	37	0	0	(313)	(313)	(276)	487	211
MYC	0	0	92	92	0	0	0	0	92	(59)	33
SAL	0	0	0	0	0	0	(28)	(28)	(28)	0	(28)

Total Over the Counter	$0	$0	$387	$387	$0	$0	$(341)	$(341)

(f)	Securities with an aggregate market value of $487 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$86	$86

Over the counter
Swap Agreements	$0	$387	$0	$0	$0	$387

	$0	$387	$0	$0	$86	$473

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$64	$64
Swap Agreements	0	0	0	0	12	12

	$0	$0	$0	$0	$76	$76

Over the counter
Swap Agreements	$0	$341	$0	$0	$0	$341

	$0	$341	$0	$0	$76	$417

148	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$225	$225
Swap Agreements	0	0	0	0	(6)	(6)

	$0	$0	$0	$0	$219	$219

Over the counter
Swap Agreements	$0	$943	$0	$0	$0	$943

	$0	$943	$0	$0	$219	$1,162

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(360)	$(360)
Swap Agreements	0	0	0	0	(796)	(796)

	$0	$0	$0	$0	$(1,156)	$(1,156)

Over the counter
Swap Agreements	$0	$478	$0	$0	$0	$478

	$0	$478	$0	$0	$(1,156)	$(678)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$979	$0	$979
Industrials	0	5,762	0	5,762
U.S. Government Agencies	0	104,968	11,694	116,662
U.S. Treasury Obligations	0	4,989	0	4,989
Non-Agency Mortgage-Backed Securities	0	162,149	0	162,149
Asset-Backed Securities	0	176,311	15,317	191,628
Short-Term Instruments
Repurchase Agreements	0	4,210	0	4,210
Short-Term Notes	0	1,382	0	1,382

	$0	$460,750	$27,011	$487,761

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$96,173	$0	$0	$96,173

Total Investments	$96,173	$460,750	$27,011	$583,934

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,011)	$0	$(4,011)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	86	0	86
Over the counter	0	387	0	387

	$0	$473	$0	$473

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(64)	(12)	0	(76)
Over the counter	0	(341)	0	(341)

	$(64)	$(353)	$0	$(417)

Total Financial Derivative Instruments	$(64)	$120	$0	$56

Totals	$96,109	$456,859	$27,011	$579,979

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	149

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

September 30, 2017 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017(1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$5,078	$0	$(260)	$(13)	$(6)	$124	$0	$(4,923)	$0	$124
U.S. Government Agencies	0	11,695	0	0	0	(1)	0	0	11,694	(1)
Asset-Backed Securities	0	5,282	0	0	0	0	10,035	0	15,317	0

Totals	$5,078	$16,977	$(260)	$(13)	$(6)	$123	$10,035	$(4,923)	$27,011	$123

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$11,694	Proxy Pricing	Base Price	103.500
Asset-Backed Securities	15,317	Third Party Vendor	Broker Quote	99.884-105.300

Total	$27,011

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

150	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.5%

CORPORATE BONDS & NOTES 27.0%

BANKING & FINANCE 20.5%
ABN AMRO Bank NV
1.944% (US0003M + 0.640%) due 01/18/2019 ~	$2,000	$2,010
American Express Co.
1.905% (US0003M + 0.590%) due 05/22/2018 ~	4,669	4,682
American Express Credit Corp.
1.641% (US0003M + 0.330%) due 05/03/2019 ~	7,000	7,019
1.875% due 11/05/2018	1,600	1,602
2.125% due 07/27/2018	5,000	5,023
2.125% due 03/18/2019	1,500	1,508
American Honda Finance Corp.
1.457% (US0003M + 0.150%) due 01/22/2019 ~	2,000	2,003
1.500% due 03/13/2018	7,000	7,004
1.500% due 11/19/2018	5,000	4,992
1.804% (US0003M + 0.500%) due 04/12/2018 ~	3,000	3,003
American International Group, Inc.
5.850% due 01/16/2018	18,300	18,510
Asian Development Bank
1.254% (US0001M + 0.020%) due 06/18/2018 ~	10,000	9,996
Bank Nederlandse Gemeenten NV
1.250% due 06/25/2018	3,850	3,843
1.595% (US0003M + 0.280%) due 05/15/2018 ~	52,200	52,304
Bank of America Corp.
2.000% due 01/11/2018	13,492	13,508
2.393% (US0003M + 1.070%) due 03/22/2018 ~	3,070	3,083
5.650% due 05/01/2018	8,000	8,184
6.875% due 04/25/2018	33,576	34,547
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018	1,000	1,000
1.866% (US0003M + 0.550%) due 03/05/2018 ~	2,000	2,003
Bear Stearns Cos. LLC
6.400% due 10/02/2017	46,950	46,950
Caisse Centrale Desjardins
1.976% (US0003M + 0.665%) due 01/29/2018 ~	5,000	5,010
Capital One N.A.
1.992% (US0003M + 0.680%) due 02/05/2018 ~	2,500	2,503
Caterpillar Financial Services Corp.
1.566% (US0003M + 0.250%) due 11/20/2017 ~	2,000	2,001
Citigroup, Inc.
1.700% due 04/27/2018	1,900	1,900
1.800% due 02/05/2018	8,000	8,001
1.850% due 11/24/2017	15,786	15,796
2.017% (US0003M + 0.700%) due 11/24/2017 ~	600	600
2.247% (US0003M + 0.930%) due 06/07/2019 ~	6,000	6,061
3.015% (US0003M + 1.700%) due 05/15/2018 ~	950	959
Credit Agricole S.A.
3.000% due 10/01/2017	5,000	5,000
Credit Mutuel - CIC Home Loan SFH S.A.
1.500% due 11/16/2017	12,540	12,557
Credit Suisse AG
1.997% (US0003M + 0.680%) due 04/27/2018 ~	2,000	2,007
2.001% (US0003M + 0.690%) due 01/29/2018 ~	400	401
DBS Group Holdings Ltd.
1.804% (US0003M + 0.500%) due 07/16/2019 ~	20,000	19,997

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Erste Abwicklungsanstalt
1.125% due 02/12/2018	$5,400	$5,393
1.521% (US0003M + 0.210%) due 01/29/2018 ~	18,000	18,014
Ford Motor Credit Co. LLC
2.244% (US0003M + 0.940%) due 01/09/2018 ~	200	200
General Motors Financial Co., Inc.
2.400% due 04/10/2018	3,000	3,010
Goldman Sachs Group, Inc.
2.120% (US0003M + 0.800%) due 12/15/2017 ~	7,900	7,910
2.375% due 01/22/2018	2,946	2,953
2.415% (US0003M + 1.100%) due 11/15/2018 ~	10,000	10,094
2.900% due 07/19/2018	3,000	3,028
5.950% due 01/18/2018	26,500	26,838
HSBC USA, Inc.
1.625% due 01/16/2018	13,300	13,305
1.700% due 03/05/2018	8,100	8,107
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017	3,000	3,001
Inter-American Development Bank
1.315% (US0003M - 0.010%) due 06/20/2018 ~	40,000	39,999
International Bank for Reconstruction & Development
0.800% due 10/13/2017	11,500	11,500
Jackson National Life Global Funding
1.884% (US0003M + 0.580%) due 10/13/2017 ~	3,000	3,000
JPMorgan Chase & Co.
1.864% (US0003M + 0.550%) due 04/25/2018 ~	11,000	11,029
6.000% due 01/15/2018	3,900	3,950
KEB Hana Bank
3.500% due 10/25/2017	6,500	6,513
Kreditanstalt fuer Wiederaufbau
1.000% due 01/26/2018	3,000	2,997
1.000% due 06/11/2018	33,000	32,901
1.125% due 08/06/2018	30,300	30,215
1.493% (US0003M + 0.160%) due 12/29/2017 ~	13,900	13,907
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.381% (US0003M + 0.080%) due 10/05/2017 ~	25,300	25,300
1.487% (US0003M + 0.170%) due 07/27/2018 ~	9,000	9,013
Landwirtschaftliche Rentenbank
1.000% due 04/04/2018	2,000	1,996
1.344% (US0003M + 0.040%) due 07/15/2019 ~	17,998	18,014
1.426% (US0003M + 0.110%) due 12/05/2018 ~	7,000	7,011
Macquarie Bank Ltd.
1.947% (US0003M + 0.630%) due 10/27/2017 ~	6,200	6,203
Metropolitan Life Global Funding
1.754% (US0003M + 0.430%) due 12/19/2018 ~	4,000	4,020
1.950% due 12/03/2018	1,100	1,102
Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017	8,000	8,001
Mizuho Bank Ltd.
1.969% (US0003M + 0.640%) due 03/26/2018 ~	16,925	16,966
Morgan Stanley
2.200% due 12/07/2018	900	904
2.594% (US0003M + 1.280%) due 04/25/2018 ~	9,000	9,056
5.950% due 12/28/2017	3,000	3,031
6.625% due 04/01/2018	8,000	8,196
MUFG Americas Holdings Corp.
1.881% (US0003M + 0.570%) due 02/09/2018 ~	7,600	7,610
National Australia Bank Ltd.
1.250% due 03/08/2018	17,000	16,966

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nederlandse Waterschapsbank NV
1.322% (US0003M + 0.010%) due 02/08/2019 ~	$20,000	$20,000
1.339% (US0003M + 0.020%) due 03/15/2019 ~	26,000	26,002
1.539% (US0003M + 0.230%) due 02/14/2018 ~	53,100	53,151
New York Life Global Funding
1.300% due 10/30/2017	1,150	1,150
Nordea Bank AB
2.161% (US0003M + 0.840%) due 09/17/2018 ~	3,000	3,021
NRW Bank
1.471% (US0003M + 0.150%) due 06/18/2018 ~	5,500	5,506
1.544% (US0003M + 0.240%) due 10/16/2017 ~	5,000	5,001
Oesterreichische Kontrollbank AG
1.321% (US0003M) due 09/18/2018 ~(a)	29,000	29,009
Principal Life Global Funding
1.816% (US0003M + 0.500%) due 12/01/2017 ~	1,000	1,001
2.250% due 10/15/2018	700	704
Royal Bank of Canada
2.000% due 10/01/2018	13,000	13,042
Santander Holdings USA, Inc.
2.767% (US0003M + 1.450%) due 11/24/2017 ~	17,827	17,863
3.450% due 08/27/2018	4,000	4,052
Santander UK PLC
2.167% (US0003M + 0.850%) due 08/24/2018 ~	2,000	2,012
Sumitomo Mitsui Banking Corp.
1.500% due 01/18/2018	2,000	2,000
1.750% due 01/16/2018	7,700	7,706
1.950% due 07/23/2018	5,000	5,011
1.966% due 01/11/2019	6,200	6,207
2.450% due 01/10/2019	2,000	2,014
Svensk Exportkredit AB
1.401% (US0003M + 0.100%) due 10/04/2018 ~	9,900	9,912
1.489% (US0003M + 0.180%) due 11/10/2017 ~	13,000	13,004
1.686% (US0003M + 0.375%) due 11/09/2017 ~	14,500	14,509
Svenska Handelsbanken AB
1.625% due 03/21/2018	2,000	2,001
Synchrony Financial
2.711% (US0003M + 1.400%) due 11/09/2017 ~	3,000	3,003
Toyota Motor Credit Corp.
1.394% (US0003M + 0.080%) due 05/17/2018 ~	21,900	21,909
UBS AG
1.637% (US0003M + 0.320%) due 12/07/2018 ~	5,000	5,009
1.949% (US0003M + 0.640%) due 08/14/2019 ~	10,000	10,068
2.029% (US0003M + 0.700%) due 03/26/2018 ~	5,000	5,015
Wells Fargo & Co.
1.719% (US0003M + 0.400%) due 09/14/2018 ~	2,000	2,006
Wells Fargo Bank N.A.
2.053% (US0003M + 0.740%) due 01/22/2018 ~	15,800	15,834
Westpac Banking Corp.
1.250% due 12/15/2017	5,725	5,724
1.375% due 05/30/2018	43,872	43,827

		1,073,093

INDUSTRIALS 4.9%
AbbVie, Inc.
2.000% due 11/06/2018	1,400	1,405

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	151

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Aetna, Inc.
1.700% due 06/07/2018	$600	$601
1.967% (US0003M + 0.650%) due 12/08/2017 ~	5,000	5,006
Allergan Funding SCS
2.350% due 03/12/2018	25,400	25,477
2.390% (US0003M + 1.080%) due 03/12/2018 ~	16,400	16,455
Anheuser-Busch InBev Worldwide, Inc.
6.500% due 07/15/2018	1,000	1,038
BAT International Finance PLC
1.830% (US0003M + 0.510%) due 06/15/2018 ~	10,020	10,037
Canadian Natural Resources Ltd.
1.750% due 01/15/2018	2,000	2,002
5.900% due 02/01/2018	6,600	6,695
Chevron Corp.
1.671% (US0003M + 0.360%) due 11/09/2017 ~	2,000	2,001
1.814% (US0003M + 0.500%) due 05/16/2018 ~	24,000	24,076
Daimler Finance North America LLC
1.650% due 03/02/2018	2,000	2,001
1.650% due 05/18/2018	3,400	3,399
1.736% (US0003M + 0.420%) due 03/02/2018 ~	15,525	15,541
1.875% due 01/11/2018	4,481	4,485
2.041% (US0003M + 0.740%) due 07/05/2019 ~	7,200	7,255
Deutsche Telekom International Finance BV
6.750% due 08/20/2018	2,000	2,088
Eaton Corp.
1.500% due 11/02/2017	3,000	3,000
eBay, Inc.
2.500% due 03/09/2018	3,600	3,614
Fidelity National Information Services, Inc.
2.000% due 04/15/2018	1,200	1,202
Goldcorp, Inc.
2.125% due 03/15/2018	3,800	3,804
Historic TW, Inc.
6.875% due 06/15/2018	1,500	1,552
Interpublic Group of Cos., Inc.
2.250% due 11/15/2017	2,589	2,590
Kraft Heinz Foods Co.
6.125% due 08/23/2018	4,900	5,090
NBCUniversal Enterprise, Inc.
1.989% (US0003M + 0.685%) due 04/15/2018 ~	25,698	25,786
Nissan Motor Acceptance Corp.
1.500% due 03/02/2018	5,000	4,998
2.327% (US0003M + 1.010%) due 03/08/2019 ~	15,000	15,169
QUALCOMM, Inc.
1.676% (US0003M + 0.360%) due 05/20/2019 ~	4,800	4,820
Reynolds American, Inc.
2.300% due 06/12/2018	1,500	1,507
Statoil ASA
1.511% (US0003M + 0.200%) due 11/09/2017 ~	7,000	7,002
1.605% (US0003M + 0.290%) due 05/15/2018 ~	5,450	5,460
1.772% (US0003M + 0.460%) due 11/08/2018 ~	8,085	8,120
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018	8,000	7,972
Time Warner Cos., Inc.
7.250% due 10/15/2017	1,000	1,002
Total Capital International S.A.
1.879% (US0003M + 0.570%) due 08/10/2018 ~	3,400	3,415
Volkswagen Group of America Finance LLC
1.600% due 11/20/2017	350	350
1.756% (US0003M + 0.440%) due 11/20/2017 ~	900	900

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	$16,900	$16,919

		253,834

UTILITIES 1.6%
AT&T, Inc.
1.750% due 01/15/2018	5,000	5,004
5.500% due 02/01/2018	3,550	3,595
5.600% due 05/15/2018	3,032	3,105
BP Capital Markets PLC
1.659% (US0003M + 0.350%) due 08/14/2018 ~	5,800	5,815
1.734% (US0003M + 0.425%) due 02/13/2018 ~	30,640	30,682
1.819% (US0003M + 0.510%) due 05/10/2018 ~	4,000	4,011
1.849% (US0003M + 0.540%) due 05/10/2019 ~	4,000	4,025
1.959% (US0003M + 0.630%) due 09/26/2018 ~	16,096	16,181
2.241% due 09/26/2018	1,500	1,509
British Telecommunications PLC
5.950% due 01/15/2018	11,000	11,134

		85,061

Total Corporate Bonds & Notes (Cost $1,411,688)		1,411,988

MUNICIPAL BONDS & NOTES 0.1%

NEW YORK 0.1%
Nassau County, New York General Obligation Notes, Series 2016
1.400% due 12/15/2017	7,700	7,703

Total Municipal Bonds & Notes (Cost $7,700)		7,703

U.S. GOVERNMENT AGENCIES 8.5%
Federal Farm Credit Bank
1.103% (USBMMY3M + 0.050%) due 12/05/2018 ~	15,000	15,000
1.278% (USBMMY3M + 0.225%) due 11/13/2017 ~	4,500	4,501
Federal Home Loan Bank
1.084% (US0003M - 0.220%) due 07/09/2018 ~	7,500	7,500
1.150% (US0003M - 0.160%) due 06/12/2019 ~	170,000	170,002
1.157% (US0003M - 0.160%) due 05/24/2019 - 05/28/2019 ~	225,500	225,388
1.158% (US0003M - 0.160%) due 06/05/2019 ~	20,000	20,004

Total U.S. Government Agencies (Cost $442,498)		442,395

ASSET-BACKED SECURITIES 0.4%
Ally Auto Receivables Trust
1.100% due 06/15/2018	3,950	3,950
AmeriCredit Automobile Receivables Trust
1.200% due 05/18/2018	3,927	3,926
Ford Credit Auto Lease Trust
1.100% due 04/15/2018	1,132	1,132
Ford Credit Auto Owner Trust
1.300% due 07/15/2018	3,691	3,691
GM Financial Automobile Leasing Trust
1.250% due 06/20/2018	6,815	6,815
GM Financial Consumer Automobile
1.100% due 04/16/2018	3,812	3,812
Santander Drive Auto Receivables Trust
1.300% due 06/15/2018 +	420	420

Total Asset-Backed Securities (Cost $23,746)		23,746

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 5.7%
Agence Francaise de Developpement
1.416% (US0003M + 0.100%) due 02/20/2018 ~	$4,000	$4,001
Caisse d’Amortissement de la Dette Sociale
1.250% due 03/12/2018	9,000	8,990
1.700% (US0003M + 0.380%) due 03/15/2018 ~	5,700	5,710
Development Bank of Japan, Inc.
1.875% due 10/03/2018	3,100	3,101
Export Development Canada
1.267% (US0003M - 0.050%) due 02/28/2019 ~	50,000	49,976
1.354% (US0003M + 0.050%) due 10/16/2017 ~	4,900	4,900
1.354% (US0003M + 0.050%) due 01/17/2018 ~	6,800	6,801
Export-Import Bank of Korea
1.716% (US0003M + 0.400%) due 05/21/2018 ~	7,000	7,016
2.017% (US0003M + 0.700%) due 02/18/2019 ~	5,000	5,008
Japan Bank for International Cooperation
1.750% due 07/31/2018	79,200	79,188
1.750% due 11/13/2018	17,150	17,146
Kommuninvest Sverige AB
1.454% (US0003M + 0.140%) due 08/17/2018 ~	4,000	4,006
Korea Development Bank
1.500% due 01/22/2018	3,620	3,615
Korea Housing Finance Corp.
1.625% due 09/15/2018	3,000	2,982
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	5,205	5,238
Province of Ontario
1.100% due 10/25/2017	8,300	8,299
Province of Quebec
1.546% (US0003M + 0.230%) due 09/04/2018 ~	35,900	35,967
1.587% (US0003M + 0.280%) due 07/21/2019 ~	18,600	18,675
State of North Rhine-Westphalia
1.551% (US0003M + 0.230%) due 09/17/2018 ~	29,400	29,465

Total Sovereign Issues (Cost $300,229)		300,084

SHORT-TERM INSTRUMENTS 61.8%

CERTIFICATES OF DEPOSIT 5.4%
Barclays Bank PLC
1.827% due 05/17/2018	8,700	8,704
2.066% due 12/06/2017	53,000	53,079
First Republic Bank
1.550% due 10/25/2017	29,000	29,000
Mizuho Bank Ltd.
2.010% due 12/12/2017	70,600	70,709
Natixis S.A.
1.979% due 10/02/2017	75,000	75,005
Norinchukin Bank
2.019% due 10/11/2017	20,000	20,006
2.019% due 10/12/2017	200	200
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017	25,700	25,704

		282,407

COMMERCIAL PAPER 28.0%
AbbVie, Inc.
1.240% due 10/03/2017	32,000	31,995
Alliant Energy Corp.
1.350% due 10/02/2017	45,000	44,995
Amphenol Corp.
1.500% due 12/21/2017	30,000	29,897

152	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank Nederlandse Gemeenten NV
1.300% due 10/31/2017	$50,000	$49,944
Bell Canada
1.400% due 10/16/2017	5,000	4,997
1.500% due 10/18/2017	3,000	2,998
1.500% due 12/11/2017	50,000	49,850
Berkshire Hathaway Energy Co.
1.300% due 10/25/2017	50,000	49,950
1.320% due 10/05/2017	9,000	8,998
1.340% due 11/27/2017	10,000	9,977
Boston Scientific Corp.
1.600% due 10/17/2017	5,000	4,997
Caisse d’Amortissement de la Dette Sociale
1.230% due 10/23/2017	50,000	49,961
1.320% due 10/30/2017	15,000	14,985
1.360% due 10/03/2017	25,000	24,997
Caterpillar Financial Services Ltd.
1.290% due 10/10/2017	20,000	19,992
Deutsche Telekom AG
1.490% due 10/23/2017	20,000	19,979
1.630% due 01/30/2018	40,000	39,773
Dominion Resources
1.400% due 10/10/2017	5,000	4,998
1.430% due 11/14/2017	11,000	10,980
Duke Energy Corp.
1.400% due 10/17/2017	10,000	9,993
1.430% due 10/03/2017	9,000	8,999
Electricite de France S.A.
1.350% due 10/11/2017	50,000	49,977
Enbridge (U.S.), Inc.
1.470% due 10/06/2017	5,000	4,999
ENI Finance USA, Inc.
1.460% due 10/06/2017	9,000	8,998
1.500% due 12/06/2017	5,000	4,986
Enterprise Products Operating LLC
1.400% due 10/18/2017	10,000	9,993
1.420% due 10/11/2017	10,000	9,995
1.430% due 10/23/2017	10,000	9,991
1.430% due 10/26/2017	15,000	14,984
Exelon Generation Co. LLC
1.450% due 11/03/2017	18,000	17,977
Ford Motor Credit Co.
1.650% due 11/02/2017	8,100	8,089
1.820% due 04/02/2018	2,000	1,982
1.950% due 04/18/2018	15,000	14,851
1.950% due 06/01/2018	7,000	6,912

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 09/05/2018	$5,000	$4,906
2.000% due 09/10/2018	5,000	4,905
Hewlett Packard Enterprise Co.
1.550% due 10/26/2017	15,000	14,987
Hitachi America Ltd.
1.330% due 10/02/2017	60,000	59,993
HP, Inc.
1.530% due 10/23/2017	10,000	9,993
Hyundai Capital America
1.370% due 10/10/2017	40,000	39,983
1.390% due 10/16/2017	50,000	49,968
ING U.S. Funding LLC
1.530% due 05/11/2018	3,100	3,072
Kells Funding LLC
1.345% due 01/09/2018	20,000	19,925
Kroger Co.
1.300% due 10/02/2017	50,000	49,994
Mondelez International, Inc.
1.520% due 10/17/2017	14,000	13,990
1.520% due 10/27/2017	20,000	19,979
Nasdaq, Inc.
1.580% due 10/24/2017	9,200	9,191
Nederlandse Waterschapsbank
1.305% due 10/30/2017	100,000	99,900
NextEra Energy Capital Holdings, Inc.
1.450% due 10/16/2017	6,000	5,996
NiSource Finance Corp.
1.450% due 10/17/2017	15,000	14,990
NRW Bank
1.365% due 02/20/2018	85,000	84,516
Oglethorpe Power Corp.
1.390% due 10/05/2017	20,000	19,995
Phillips 66
1.300% due 10/02/2017	50,000	49,994
Rockwell Collins, Inc.
1.390% due 10/20/2017	7,000	6,994
Salt River Project Agricultural Improvement & Power District
1.270% due 12/14/2017	5,000	4,985
Schlumberger Holdings
1.460% due 10/23/2017	5,000	4,995
1.570% due 10/02/2017	5,000	4,999
Sempra Energy Holdings
1.380% due 10/19/2017	10,000	9,992

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Spectra Energy Partners LP
1.400% due 10/03/2017	$10,365	$10,363
1.400% due 10/05/2017	40,000	39,991
1.430% due 10/06/2017	10,000	9,997
State of Netherlands
1.210% due 10/10/2017	75,000	74,972
UDR, Inc.
1.420% due 10/30/2017	13,000	12,985
VW CR, Inc.
1.490% due 11/27/2017	50,000	49,883

		1,463,422

REPURCHASE AGREEMENTS (b) 27.1%
		1,416,800

SHORT-TERM NOTES 1.3%
Gilead Sciences, Inc.
1.496% (US0003M + 0.170%) due 09/20/2018 ~	5,100	5,103
GM Financial Automobile Leasing Trust
1.350% due 09/20/2018	15,000	15,001
GM Financial Consumer Automobile Receivables Trust
1.350% due 07/16/2018	7,621	7,621
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	3,000	3,000
3.041% (US0003M + 1.740%) due 10/05/2017 ~	5,800	5,800
Toyota Motor Credit Corp.
1.566% (US0003M + 0.250%) due 12/05/2017 ~	30,600	30,614
Westlake Automobile Receivables Trust
1.100% due 03/15/2018	117	117

		67,256

Total Short-Term Instruments (Cost $3,229,863)		3,229,885

Total Investments in Securities (Cost $5,415,724)		5,415,801

Total Investments 103.5% (Cost $5,415,724)		$5,415,801

Other Assets and Liabilities, net (3.5)%		(185,024)

Net Assets 100.0%		$5,230,777

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Oesterreichische Kontrollbank AG	1.321%	09/18/2018	04/12/2017 - 07/07/2017	$ 28,996	$29,009	0.55%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	153

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)

September 30, 2017 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	1.220%	09/29/2017	10/02/2017	$21,300	U.S. Treasury Bonds 3.625% due 08/15/2043	$(21,803)	$21,300	$21,302
BOS	1.170	09/25/2017	10/10/2017	200,000	U.S. Treasury Bonds 2.875% - 3.625% due 02/15/2044 - 11/15/2046	(202,035)	200,000	200,046
IND	1.030	09/29/2017	10/02/2017	22,400	U.S. Treasury Notes 3.750% due 11/15/2018	(22,856)	22,400	22,402
	1.220	09/29/2017	10/02/2017	165,300	U.S. Treasury Notes 3.750% due 11/15/2018	(168,645)	165,300	165,311
JPS	1.120	10/02/2017	10/03/2017	160,300	U.S. Treasury Notes 1.750% due 02/28/2022	(163,698)	160,300	160,305
MBC	1.220	09/27/2017	10/04/2017	200,000	U.S. Treasury Notes 0.875% - 2.000% due 04/15/2019 - 11/30/2022	(206,371)	200,000	200,034
MFK	1.220	09/29/2017	10/02/2017	50,000	U.S. Treasury Bonds 3.000% due 11/15/2044	(51,109)	50,000	50,005
NXN	1.220	09/29/2017	10/02/2017	446,500	U.S. Treasury Bonds 2.750% - 3.000% due 08/15/2042 - 11/15/2045	(456,040)	446,500	446,545
RDR	1.200	09/26/2017	10/03/2017	150,000	U.S. Treasury Notes 2.500% due 08/15/2023	(152,519)	150,000	150,030
SAL	1.120	10/02/2017	10/03/2017	1,000	U.S. Treasury Notes 2.000% due 02/15/2025	(1,022)	1,000	1,000

Total Repurchase Agreements						$(1,446,098)	$1,416,800	$1,416,980

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BCY	$21,302	$0	$0	$21,302	$(21,803)	$(501)
BOS	200,046	0	0	200,046	(204,226)	(4,180)
IND	187,713	0	0	187,713	(191,501)	(3,788)
JPS	160,305	0	0	160,305	(163,698)	(3,393)
MBC	200,034	0	0	200,034	(204,799)	(4,765)
MFK	50,005	0	0	50,005	(51,110)	(1,105)
NXN	446,545	0	0	446,545	(456,040)	(9,495)
RDR	150,030	0	0	150,030	(152,956)	(2,926)
SAL	1,000	0	0	1,000	(1,022)	(22)

Total Borrowings and Other Financing Transactions	$1,416,980	$0	$0

Securities with an aggregate market value of $1,572 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,073,093	$0	$1,073,093
Industrials	0	253,834	0	253,834
Utilities	0	85,061	0	85,061
Municipal Bonds & Notes
New York	0	7,703	0	7,703
U.S. Government Agencies	0	442,395	0	442,395
Asset-Backed Securities	0	23,326	420	23,746

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Sovereign Issues	$0	$300,084	$0	$300,084
Short-Term Instruments
Certificates of Deposit	0	282,407	0	282,407
Commercial Paper	17,977	1,445,445	0	1,463,422
Repurchase Agreements	0	1,416,800	0	1,416,800
Short-Term Notes	0	67,256	0	67,256

Total Investments	$17,977	$5,397,404	$420	$5,415,801

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

154	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO U.S. Government Sector Portfolio

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 82.1%

MUNICIPAL BONDS & NOTES 0.1%

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	$1,090	$1,104

Total Municipal Bonds & Notes (Cost $1,090)		1,104

U.S. GOVERNMENT AGENCIES 7.2%
Fannie Mae
1.338% (LIBOR01M + 0.060%) due 12/25/2036 ~	436	430
1.357% (LIBOR01M + 0.120%) due 06/25/2033 - 03/25/2034 ~	583	578
1.367% (LIBOR01M + 0.130%) due 03/25/2036 ~	315	301
1.457% (LIBOR01M + 0.220%) due 07/25/2032 ~	407	392
1.497% (US0001M + 0.260%) due 06/25/2032 ~	1	1
1.554% (LIBOR01M + 0.320%) due 03/25/2032 ~	357	338
1.577% (US0001M + 0.340%) due 11/25/2032 ~	1	1
1.587% (LIBOR01M + 0.350%) due 05/25/2042 ~	211	212
1.687% (LIBOR01M + 0.450%) due 08/25/2021 - 03/25/2022 ~	5	5
1.837% (LIBOR01M + 0.600%) due 08/25/2022 ~	3	4
1.907% (COF 11 + 1.250%) due 11/01/2020 ~	4	4
1.937% (LIBOR01M + 0.700%) due 04/25/2022 ~	5	5
2.029% (12MTA + 1.200%) due 03/01/2044 - 10/01/2044 ~	2,074	2,112
2.030% (12MTA + 1.200%) due 02/01/2041 - 09/01/2044 ~	1,868	1,902
2.137% (LIBOR01M + 0.900%) due 04/25/2032 ~	145	148
2.230% (12MTA + 1.400%) due 11/01/2030 ~	1	1
2.470% (H15T1Y + 1.845%) due 02/01/2026 ~	5	5
2.484% (H15T1Y + 1.799%) due 09/01/2033 ~	1	1
2.584% (H15T1Y + 2.000%) due 12/01/2032 ~	4	4
2.625% (H15T1Y + 2.125%) due 09/01/2022 - 10/01/2032 ~	19	19
2.645% (H15T1Y + 2.145%) due 09/01/2028 ~	5	5
2.694% (12MTA + 1.838%) due 11/01/2035 ~	171	179
2.711% (12MTA + 1.893%) due 11/01/2035 ~	154	162
2.830% (H15T1Y + 2.274%) due 12/01/2029 ~	6	6
2.839% (US0006M + 1.404%) due 03/01/2035 ~	502	517
2.857% (H15BIN6M + 1.752%) due 06/01/2021 ~	125	127
2.895% (H15T1Y + 2.270%) due 12/01/2029 ~	7	7
2.900% (H15T1Y + 2.275%) due 12/01/2031 ~	4	4
2.947% (H15BIN6M + 2.136%) due 07/01/2018 ~	2	2
2.970% (H15T1Y + 2.127%) due 05/01/2025 ~	4	4
3.023% (H15T1Y + 2.155%) due 12/01/2029 ~	1	1
3.033% (H15T1Y + 2.162%) due 12/01/2022 ~	5	5
3.098% (H15T1Y + 2.598%) due 10/01/2025 ~	20	20
3.245% (H15T1Y + 2.199%) due 09/01/2031 ~	23	24

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.250% (H15T1Y + 2.250%) due 05/01/2022 ~	$4	$4
3.280% (US0012M + 1.655%) due 01/01/2036 ~	1,190	1,249
3.317% (US0012M + 1.737%) due 12/01/2035 ~	45	46
3.428% (US0012M + 1.672%) due 08/01/2036 ~	150	157
3.625% (H15T5Y + 2.000%) due 06/01/2025 ~	5	5
3.848% (H15T1Y + 2.098%) due 08/01/2028 ~	9	9
4.000% due 05/01/2030 - 12/01/2041	2,679	2,843
4.500% due 04/01/2028 - 11/01/2029	474	510
4.675% (H15BDI6M + 2.352%) due 09/01/2026 ~	94	93
Freddie Mac
0.000% due 03/15/2030 - 01/15/2032 (a)	32,003	21,691
1.474% (LIBOR01M + 0.240%) due 07/25/2031 ~	328	312
1.734% (LIBOR01M + 0.500%) due 06/15/2030 - 12/15/2032 ~	76	77
1.770% (COF 11 + 1.145%) due 08/01/2019 ~	7	7
1.784% (LIBOR01M + 0.550%) due 06/15/2031 ~	31	32
1.934% (LIBOR01M + 0.700%) due 02/15/2027 ~	5	5
2.030% (12MTA + 1.200%) due 10/25/2044 - 02/25/2045 ~	2,772	2,815
2.230% (12MTA + 1.400%) due 07/25/2044 ~	1,320	1,341
2.872% (COF 11 + 2.270%) due 08/01/2020 ~	2	2
2.890% (H15T1Y + 2.140%) due 04/01/2027 ~	1	1
2.902% (H15T1Y + 1.886%) due 07/01/2020 ~	14	14
2.974% (H15T1Y + 2.230%) due 02/01/2032 ~	3	3
3.058% (US0006M + 1.661%) due 02/01/2024 ~	17	17
3.061% (H15T1Y + 2.225%) due 02/01/2032 ~	2	3
3.127% (H15T1Y + 2.230%) due 03/01/2025 ~	0	1
3.180% (H15T1Y + 2.420%) due 01/01/2032 ~	9	9
3.208% (H15T1Y + 2.208%) due 05/01/2032 ~	6	6
3.225% (H15T1Y + 2.360%) due 07/01/2029 ~	7	8
3.457% (US0012M + 1.801%) due 02/01/2035 ~	902	952
3.536% (US0012M + 1.720%) due 06/01/2035 ~	2,094	2,208
3.790% (H15T5Y + 2.230%) due 02/01/2025 ~	5	5
4.500% due 06/15/2035 - 09/15/2035	2,323	2,456
5.000% due 01/15/2034	4,170	4,547
5.500% due 08/15/2030 - 10/01/2039	152	167
6.500% due 10/25/2043	687	808
Ginnie Mae
2.125% (H15T1Y + 1.500%) due 07/20/2025 - 08/20/2026 ~	287	295
2.250% (H15T1Y + 1.500%) due 10/20/2023 - 10/20/2024 ~	38	40
2.375% (H15T1Y + 1.500%) due 02/20/2024 - 02/20/2030 ~	650	664
2.625% (H15T1Y + 1.500%) due 04/20/2023 - 04/20/2032 ~	322	331
Israel Government AID Bond
0.000% due 11/01/2024 (a)	133,000	110,399
Residual Funding Corp. STRIPS (a)
0.000% due 01/15/2030	18,000	12,567

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Small Business Administration
1.875% (PRIME - 2.375%) due 05/25/2021 ~	$102	$102
2.000% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	72	72
2.100% (PRIME - 2.150%) due 01/25/2019 ~	61	61
4.500% due 03/01/2023	136	142
4.760% due 09/01/2025	4,292	4,501
4.770% due 04/01/2024	1,091	1,142
4.930% due 01/01/2024	620	652
5.240% due 08/01/2023	397	421
7.060% due 11/01/2019	56	57
7.220% due 11/01/2020	73	76

Total U.S. Government Agencies (Cost $157,327)		181,451

U.S. TREASURY OBLIGATIONS 69.0%
U.S. Treasury Bonds
2.500% due 02/15/2045	14,900	13,892
2.750% due 08/15/2042	117,500	116,050
2.750% due 11/15/2042	110,900	109,431
2.875% due 05/15/2043	270,960	273,019
2.875% due 11/15/2046	29,750	29,835
3.000% due 05/15/2042	149,000	154,078
3.125% due 02/15/2043	41,250	43,505
3.625% due 08/15/2043	53,000	60,784
3.625% due 02/15/2044	34,200	39,284
3.750% due 11/15/2043	113,000	132,391
4.375% due 05/15/2040	50,000	63,714
8.000% due 11/15/2021 (d)	44,700	55,696
4.375% due 02/15/2038	84,630	107,515
U.S. Treasury Notes
2.000% due 08/31/2021	7,000	7,054
2.000% due 07/31/2022	333,000	334,236
2.000% due 05/31/2024	61,700	61,176
2.000% due 09/30/2024	77,300	77,077
2.000% due 11/15/2026	2,200	2,143
2.250% due 11/15/2025	47,400	47,386

Total U.S. Treasury Obligations (Cost $1,748,704)		1,728,266

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%
Bear Stearns Adjustable Rate Mortgage Trust
3.055% due 04/25/2033 ~	66	67
3.092% due 04/25/2033 ~	116	117
3.496% due 11/25/2034 ~	1,015	994
3.551% due 02/25/2033 ~	34	33
3.601% due 01/25/2034 ~	327	330
3.656% due 04/25/2033 ~	5	5
Bear Stearns ALT-A Trust
1.397% (US0001M + 0.160%) due 02/25/2034 ~	1,816	1,699
3.475% due 11/25/2036 ^~	22,597	19,482
3.477% due 11/25/2036 ~	14,730	13,752
CBA Commercial Small Balance Commercial Mortgage
1.271% (US0001M + 0.280%) due 12/25/2036 ~	285	275
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.487% (US0001M + 0.250%) due 08/25/2035 ~	480	472
Citigroup Mortgage Loan Trust, Inc.
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	685	688
Countrywide Alternative Loan Trust
1.397% (US0001M + 0.160%) due 02/25/2047 ~	593	572
1.416% (US0001M + 0.180%) due 02/20/2047 ^~	5,849	4,905
1.417% (US0001M + 0.180%) due 05/25/2047 ~	3,521	3,405
1.437% (US0001M + 0.200%) due 05/25/2036 ~	62	53
1.446% (US0001M + 0.210%) due 03/20/2046 ~	4,338	3,719

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	155

Schedule of Investments PIMCO U.S. Government Sector Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.447% (US0001M + 0.210%) due 05/25/2035 ~	$762	$721
1.517% (US0001M + 0.280%) due 12/25/2035 ~	272	261
1.889% (12MTA + 1.000%) due 02/25/2036 ~	355	326
5.500% due 03/25/2036 ^	1,668	1,334
Countrywide Home Loan Mortgage Pass-Through Trust
1.697% (US0001M + 0.460%) due 05/25/2035 ~	1,200	1,118
1.817% (US0001M + 0.580%) due 04/25/2035 ~	163	150
1.897% (US0001M + 0.660%) due 02/25/2035 ~	757	729
1.917% (US0001M + 0.680%) due 02/25/2035 ~	463	451
2.459% due 04/25/2035 ~	479	401
3.342% due 09/20/2036 ^~	4,906	4,125
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1
Downey Savings & Loan Association Mortgage Loan Trust
1.497% (US0001M + 0.260%) due 08/19/2045 ~	540	512
GreenPoint Mortgage Funding Trust
1.677% (US0001M + 0.440%) due 06/25/2045 ~	635	599
GSR Mortgage Loan Trust
3.390% due 04/25/2036 ~	4,244	3,884
HarborView Mortgage Loan Trust
1.367% (US0001M + 0.130%) due 03/19/2037 ~	1,551	1,463
1.677% (US0001M + 0.440%) due 05/19/2035 ~	1,807	1,697
Impac CMB Trust
2.237% (US0001M + 1.000%) due 07/25/2033 ~	53	52
IndyMac Mortgage Loan Trust
1.877% (US0001M + 0.640%) due 02/25/2035 ~	2,764	2,706
JPMorgan Mortgage Trust
3.389% due 02/25/2036 ^~	1,070	1,015
3.644% due 07/25/2035 ~	893	919
MASTR Adjustable Rate Mortgages Trust
3.402% due 05/25/2034 ~	213	212
Merrill Lynch Mortgage Investors Trust
2.953% (US0006M + 1.500%) due 12/25/2032 ~	83	83
Residential Accredit Loans, Inc. Trust
1.537% (US0001M + 0.300%) due 08/25/2035 ~	1,258	1,124
2.249% (12MTA + 1.360%) due 09/25/2045 ~	506	487
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	496	558
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	29	30
Sequoia Mortgage Trust
1.586% (US0001M + 0.350%) due 07/20/2033 ~	944	896
1.706% (US0001M + 0.470%) due 07/20/2033 ~	664	594
1.937% (US0001M + 0.700%) due 10/19/2026 ~	401	395
Structured Adjustable Rate Mortgage Loan Trust
2.344% (12MTA + 1.400%) due 01/25/2035 ~	467	440
Structured Asset Mortgage Investments Trust
1.457% (US0001M + 0.220%) due 05/25/2036 ~	18,657	17,227
1.817% (US0001M + 0.580%) due 07/19/2034 ~	151	151
1.937% (US0001M + 0.700%) due 03/19/2034 ~	326	319
WaMu Mortgage Pass-Through Certificates Trust
1.497% (US0001M + 0.260%) due 11/25/2045 ~	1,446	1,431

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.507% (US0001M + 0.270%) due 12/25/2045 ~	$713	$694
1.619% (12MTA + 0.730%) due 01/25/2047 ~	1,116	1,086
1.640% (12MTA + 0.810%) due 12/25/2046 ~	2,361	2,325
1.869% (12MTA + 0.980%) due 06/25/2046 ~	3,270	3,241
1.889% (12MTA + 1.000%) due 02/25/2046 ~	2,445	2,403
2.089% (12MTA + 1.200%) due 11/25/2042 ~	449	428
2.157% (COF 11 + 1.500%) due 05/25/2046 ~	540	484
2.157% (COF 11 + 1.500%) due 12/25/2046 ~	1,103	1,093
2.207% (COF 11 + 1.500%) due 07/25/2046 ~	5,733	5,629
2.207% (COF 11 + 1.500%) due 08/25/2046 ~	14,095	13,815
2.207% (COF 11 + 1.500%) due 09/25/2046 ~	2,265	2,258
2.207% (COF 11 + 1.500%) due 10/25/2046 ~	1,052	1,028
3.146% due 03/25/2034 ~	123	125
Washington Mutual Mortgage Pass-Through Certificates Trust
2.693% due 05/25/2033 ~	43	42
3.225% due 02/25/2033 ~	2	2
3.319% due 02/25/2033 ~	8	8
Wells Fargo Mortgage-Backed Securities Trust
3.091% due 11/25/2033 ~	33	33

Total Non-Agency Mortgage-Backed Securities (Cost $142,107)		131,673

ASSET-BACKED SECURITIES 0.3%
Asset-Backed Securities Corp. Home Equity Loan Trust
1.317% (US0001M + 0.080%) due 05/25/2037 ~	28	20
1.754% (US0001M + 0.520%) due 06/15/2031 ~	273	249
1.774% (US0001M + 0.540%) due 11/15/2031 ~	21	20
Bear Stearns Asset-Backed Securities Trust
1.347% (US0001M + 0.110%) due 04/25/2031 ~	1,643	1,770
1.897% (US0001M + 0.660%) due 10/25/2032 ~	33	32
CIT Group Home Equity Loan Trust
1.780% (LIBOR01M + 0.540%) due 06/25/2033 ~	252	247
Citigroup Global Markets Mortgage Securities, Inc.
2.587% (US0001M + 1.350%) due 01/25/2032 ~	125	119
Credit Suisse First Boston Mortgage Securities Corp.
1.857% (US0001M + 0.620%) due 01/25/2032 ~	88	84
Credit-Based Asset Servicing and Securitization LLC
1.307% (US0001M + 0.070%) due 01/25/2037 ^~	1,140	519
GE-WMC Mortgage Securities Trust
1.277% (US0001M + 0.040%) due 08/25/2036 ~	59	37
GSAMP Trust
1.307% (US0001M + 0.070%) due 12/25/2036 ~	565	305
1.417% (US0001M + 0.180%) due 11/25/2035 ~	194	65
Home Equity Asset Trust
2.157% (US0001M + 0.920%) due 02/25/2033 ~	1	1
HSI Asset Securitization Corp. Trust
1.287% (US0001M + 0.050%) due 10/25/2036 ~	145	81
JPMorgan Mortgage Acquisition Trust
1.317% (US0001M + 0.080%) due 08/25/2036 ~	44	25

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
L.A. Arena Funding LLC
7.656% due 12/15/2026	$24	$25
Lehman ABS Mortgage Loan Trust
1.327% (US0001M + 0.090%) due 06/25/2037 ~	659	467
Long Beach Mortgage Loan Trust
1.797% (US0001M + 0.560%) due 10/25/2034 ~	1,548	1,545
MASTR Asset-Backed Securities Trust
1.287% (US0001M + 0.050%) due 11/25/2036 ~	104	53
Merrill Lynch Mortgage Investors Trust
1.357% (US0001M + 0.120%) due 02/25/2037 ~	353	161
Morgan Stanley ABS Capital, Inc. Trust
1.297% (US0001M + 0.060%) due 05/25/2037 ~	405	250
Morgan Stanley IXIS Real Estate Capital Trust
1.287% (US0001M + 0.050%) due 11/25/2036 ~	41	21
New Century Home Equity Loan Trust
1.417% (US0001M + 0.180%) due 05/25/2036 ~	765	661
Renaissance Home Equity Loan Trust
1.937% (US0001M + 0.700%) due 08/25/2032 ~	2	2
Securitized Asset-Backed Receivables LLC Trust
1.297% (US0001M + 0.060%) due 12/25/2036 ^~	1,765	672
1.317% (US0001M + 0.080%) due 11/25/2036 ^~	697	260
Soundview Home Loan Trust
1.297% (US0001M + 0.060%) due 11/25/2036 ~	587	257
1.317% (US0001M + 0.080%) due 06/25/2037 ~	334	230

Total Asset-Backed Securities (Cost $11,894)		8,178

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (b) 0.2%
		4,954

Total Short-Term Instruments (Cost $4,954)		4,954

Total Investments in Securities (Cost $2,066,076)		2,055,626

	SHARES
INVESTMENTS IN AFFILIATES 20.5%

SHORT-TERM INSTRUMENTS 20.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.5%
PIMCO Short-Term Floating NAV Portfolio III	52,087,006	514,880

Total Short-Term Instruments (Cost $514,909)		514,880

Total Investments in Affiliates (Cost $514,909)		514,880

Total Investments 102.6% (Cost $2,580,985)		$2,570,506

Financial Derivative Instruments (c) (0.2)% (Cost or Premiums, net $(4,832)		(5,712)

Other Assets and Liabilities, net (2.4)%		(58,312)

Net Assets 100.0%		$2,506,482

156	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$4,954	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(5,057)	$4,954	$4,954

Total Repurchase Agreements						$(5,057)	$4,954	$4,954

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.8)%
Fannie Mae, TBA	4.000%	12/01/2047	$17,000	$(17,853)	$(17,841)
Fannie Mae, TBA	4.500	11/01/2047	3,000	(3,217)	(3,216)

Total Short Sales (0.8)%				$(21,070)	$(21,057)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$4,954	$0	$0	$4,954	$(5,057)	$(103)

Total Borrowings and Other Financing Transactions	$4,954	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$114.500	11/24/2017	13,767	$13,767	$117	$15
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.500	11/24/2017	1,408	1,408	12	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	116.000	11/24/2017	64	64	1	0

					$130	$16

Total Purchased Options					$130	$16

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$124.500	10/27/2017	900	$900	$(139)	$(216)

Total Written Options					$(139)	$(216)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	157

Schedule of Investments PIMCO U.S. Government Sector Portfolio (Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2017	425	$91,674	$(250)	$0	$(53)
U.S. Treasury 5-Year Note December Futures	12/2017	2,558	300,565	(1,987)	0	(419)
U.S. Treasury 10-Year Note December Futures	12/2017	24,195	3,031,936	(31,666)	0	(5,619)

				$(33,903)	$0	$(6,091)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2017	3,975	$(979,043)	$509	$0	$0
90-Day Eurodollar December Futures	12/2018	696	(170,755)	304	52	0
90-Day Eurodollar December Futures	12/2019	522	(127,818)	234	52	0
90-Day Eurodollar June Futures	06/2018	1,500	(368,625)	1,072	56	0
90-Day Eurodollar March Futures	03/2018	1,981	(487,376)	1,174	25	0
90-Day Eurodollar March Futures	03/2019	1,172	(287,404)	404	103	0
90-Day Eurodollar September Futures	09/2018	188	(46,163)	7	12	0
U.S. Treasury 30-Year Bond December Futures	12/2017	2,169	(331,450)	4,420	0	(68)

				$8,124	$300	$(68)

Total Futures Contracts				$(25,779)	$300	$(6,159)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive(1)	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027	$177,900	$(4,823)	$2,414	$(2,409)	$347	$0

Total Swap Agreements						$(4,823)	$2,414	$(2,409)	$347	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$16	$300	$347	$663	$ (216)	$ (6,159)	$0	$ (6,375)

(d)	Securities with an aggregate market value of $23,513 and cash of $1,501 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

158	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$16	$16
Futures	0	0	0	0	300	300
Swap Agreements	0	0	0	0	347	347

	$0	$0	$0	$0	$663	$663

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$216	$216
Futures	0	0	0	0	6,159	6,159

	$0	$0	$0	$0	$6,375	$6,375

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(233)	$(233)
Futures	0	0	0	0	58,517	58,517
Swap Agreements	0	0	0	0	26,860	26,860

	$0	$0	$0	$0	$85,144	$85,144

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(12)	$(12)
Written Options	0	0	0	0	(76)	(76)
Futures	0	0	0	0	(32,901)	(32,901)
Swap Agreements	0	0	0	0	(41,428)	(41,428)

	$0	$0	$0	$0	$(74,417)	$(74,417)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Iowa	$0	$1,104	$0	$1,104
U.S. Government Agencies	0	181,451	0	181,451
U.S. Treasury Obligations	0	1,728,266	0	1,728,266
Non-Agency Mortgage-Backed Securities	0	131,673	0	131,673
Asset-Backed Securities	0	8,178	0	8,178
Short-Term Instruments
Repurchase Agreements	0	4,954	0	4,954

	$0	$2,055,626	$0	$2,055,626

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$514,880	$0	$0	$514,880

Total Investments	$514,880	$2,055,626	$0	$2,570,506

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,057)	$0	$(21,057)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$300	$363	$0	$663

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(6,159)	$(216)	$0	$(6,375)

Total Financial Derivative Instruments	$(5,859)	$147	$0	$(5,712)

Totals	$509,021	$2,034,716	$0	$2,543,737

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	159

Consolidated Schedule of Investments PIMCO International Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.0%

CANADA 6.6%

SOVEREIGN ISSUES 6.6%
Province of Ontario
2.600% due 06/02/2025	CAD	12,300	$9,841
3.150% due 12/15/2017		$25,000	25,091
Province of Quebec
6.250% due 06/01/2032	CAD	10,000	10,992

Total Canada (Cost $42,959)			45,924

DENMARK 28.1%

CORPORATE BONDS & NOTES 28.1%
BRFkredit A/S
1.000% due 01/01/2019	DKK	50,000	8,096
2.000% due 10/01/2017		250,000	39,709
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017		250,000	39,709
2.000% due 10/01/2018		45,000	7,329
Nykredit Realkredit A/S
1.000% due 01/01/2019		80,000	12,962
2.000% due 10/01/2017		250,000	39,709
Realkredit Danmark A/S
1.000% due 01/01/2019		50,000	8,111
2.000% due 01/01/2018		250,000	39,938

Total Denmark (Cost $186,134)			195,563

GERMANY 4.9%

SOVEREIGN ISSUES 4.9%
Republic of Germany
2.500% due 08/15/2046	EUR	9,600	14,786
3.250% due 07/04/2042		11,100	19,061

Total Germany (Cost $33,149)			33,847

ITALY 5.0%

SOVEREIGN ISSUES 5.0%
Italy Buoni Poliennali Del Tesoro
0.750% due 01/15/2018		29,600	35,103

Total Italy (Cost $33,259)			35,103

UNITED STATES 7.5%

ASSET-BACKED SECURITIES 2.2%
AFC Home Equity Loan Trust
1.944% (LIBOR01M + 0.710%) due 12/22/2027 ~		$1	1
Amortizing Residential Collateral Trust
1.817% (US0001M + 0.580%) due 07/25/2032 ~		55	53
1.937% (US0001M + 0.700%) due 10/25/2031 ~		280	274
Argent Securities Trust
1.327% (US0001M + 0.090%) due 07/25/2036 ~		1,510	650
Asset-Backed Funding Certificates Trust
1.937% (US0001M + 0.700%) due 06/25/2034 ~		516	515
Asset-Backed Securities Corp. Home Equity Loan Trust
1.317% (US0001M + 0.080%) due 05/25/2037 ~		55	40
Bear Stearns Asset-Backed Securities Trust
1.727% (US0001M + 0.490%) due 06/25/2036 ~		352	348
1.897% (US0001M + 0.660%) due 10/25/2032 ~		108	106
BNC Mortgage Loan Trust
1.337% (US0001M + 0.100%) due 05/25/2037 ~		60	60

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CIT Group Home Equity Loan Trust
1.780% (LIBOR01M + 0.540%) due 06/25/2033 ~	$30	$29
Countrywide Asset-Backed Certificates
1.977% (US0001M + 0.740%) due 05/25/2032 ~	137	132
Credit Suisse First Boston Mortgage Securities Corp.
1.857% (US0001M + 0.620%) due 01/25/2032 ~	134	129
Credit-Based Asset Servicing and Securitization LLC
1.297% (US0001M + 0.060%) due 11/25/2036 ~	45	28
1.307% (US0001M + 0.070%) due 01/25/2037 ^~	340	155
Equity One Mortgage Pass-Through Trust
1.837% (US0001M + 0.600%) due 04/25/2034 ~	481	428
Home Equity Asset Trust
1.837% (US0001M + 0.600%) due 11/25/2032 ~	1	1
HSI Asset Securitization Corp. Trust
1.287% (US0001M + 0.050%) due 10/25/2036 ~	34	19
Lehman XS Trust
1.387% (US0001M + 0.150%) due 04/25/2037 ^~	54	46
Long Beach Mortgage Loan Trust
1.797% (US0001M + 0.560%) due 10/25/2034 ~	28	28
Merrill Lynch Mortgage Investors Trust
1.317% (US0001M + 0.080%) due 09/25/2037 ~	42	15
Morgan Stanley ABS Capital, Inc. Trust
1.297% (US0001M + 0.060%) due 05/25/2037 ~	113	69
1.337% (US0001M + 0.100%) due 11/25/2036 ~	8,574	5,442
SLM Student Loan Trust
2.814% (US0003M + 1.500%) due 04/25/2023 ~	6,302	6,456
Soundview Home Loan Trust
1.297% (US0001M + 0.060%) due 11/25/2036 ~	294	129
Structured Asset Securities Corp. Mortgage Loan Trust
2.737% (US0001M + 1.500%) due 04/25/2035 ~	10	10
Washington Mutual Asset-Backed Certificates Trust
1.297% (US0001M + 0.060%) due 10/25/2036 ~	32	18

		15,181

CORPORATE BONDS & NOTES 0.7%
Marriott International, Inc.
6.750% due 05/15/2018	5,000	5,153

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
American Home Mortgage Investment Trust
3.229% (US0012M + 1.500%) due 10/25/2034 ~	5	5
Bear Stearns ALT-A Trust
3.212% due 01/25/2036 ^~	1,280	1,254
4.242% due 08/25/2036 ^~	43	33
Citigroup Mortgage Loan Trust, Inc.
3.450% due 08/25/2035 ~	54	55
Countrywide Alternative Loan Trust
1.397% (US0001M + 0.160%) due 02/25/2047 ~	155	149
1.416% (US0001M + 0.180%) due 02/20/2047 ^~	6,682	5,604
1.446% (US0001M + 0.210%) due 03/20/2046 ~	547	469
1.517% (US0001M + 0.280%) due 12/25/2035 ~	272	261

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.517% (US0001M + 0.280%) due 02/25/2037 ~	$177	$162
1.537% (US0001M + 0.300%) due 08/25/2035 ~	575	532
1.537% (US0001M + 0.300%) due 12/25/2035 ~	1,125	1,012
1.587% (US0001M + 0.350%) due 09/25/2035 ~	1,722	1,647
1.757% (US0001M + 0.520%) due 12/25/2035 ~	64	62
Countrywide Home Loan Mortgage Pass-Through Trust
1.697% (US0001M + 0.460%) due 05/25/2035 ~	189	176
1.817% (US0001M + 0.580%) due 03/25/2035 ^~	778	663
1.817% (US0001M + 0.580%) due 04/25/2035 ~	7	6
1.837% (US0001M + 0.600%) due 03/25/2035 ~	44	41
1.877% (US0001M + 0.640%) due 03/25/2035 ~	4,372	3,851
1.897% (US0001M + 0.660%) due 02/25/2035 ~	14	14
1.997% (US0001M + 0.760%) due 09/25/2034 ~	14	13
3.504% due 08/25/2034 ^~	28	28
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	21	21
Deutsche ALT-B Securities, Inc.
1.337% (US0001M + 0.100%) due 10/25/2036 ^~	4	3
Downey Savings & Loan Association Mortgage Loan Trust
1.447% (US0001M + 0.210%) due 03/19/2045 ~	625	590
1.497% (US0001M + 0.260%) due 08/19/2045 ~	246	233
1.567% (US0001M + 0.330%) due 09/19/2045 ~	2,076	1,714
GreenPoint Mortgage Funding Trust
1.697% (US0001M + 0.460%) due 06/25/2045 ~	2,005	1,858
HarborView Mortgage Loan Trust
1.477% (US0001M + 0.240%) due 06/19/2035 ~	473	467
1.477% (US0001M + 0.240%) due 01/19/2036 ^~	119	87
1.477% (LIBOR01M + 0.240%) due 03/19/2036 ~	1,981	1,636
1.487% (US0001M + 0.250%) due 01/19/2036 ~	2,639	2,098
1.547% (US0001M + 0.310%) due 11/19/2035 ~	348	324
1.567% (US0001M + 0.330%) due 09/19/2035 ~	27	24
1.576% (US0001M + 0.340%) due 06/20/2035 ~	76	74
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.378% due 10/25/2035 ~	33	32
Residential Accredit Loans, Inc. Trust
1.447% (US0001M + 0.210%) due 04/25/2046 ~	167	96
Sequoia Mortgage Trust
1.586% (US0001M + 0.350%) due 07/20/2033 ~	816	775
1.937% (US0001M + 0.700%) due 10/19/2026 ~	9	9
2.194% (US0006M + 0.720%) due 10/20/2034 ~	381	371
Structured Asset Mortgage Investments Trust
1.817% (US0001M + 0.580%) due 07/19/2034 ~	5	5
Thornburg Mortgage Securities Trust
1.777% (US0001M + 0.540%) due 03/25/2044 ~	139	132
WaMu Mortgage Pass-Through Certificates Trust
1.527% (US0001M + 0.290%) due 10/25/2045 ~	35	35

160	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.547% (US0001M + 0.310%) due 01/25/2045 ~	$20	$20
1.640% (12MTA + 0.810%) due 12/25/2046 ~	177	174
1.877% (US0001M + 0.640%) due 01/25/2045 ~	20	20
1.877% (US0001M + 0.640%) due 07/25/2045 ~	19	19
1.957% (COF 11 + 1.250%) due 02/27/2034 ~	9	9
2.089% (12MTA + 1.200%) due 11/25/2042 ~	4	3
2.207% (COF 11 + 1.500%) due 10/25/2046 ~	49	48
2.207% (COF 11 + 1.500%) due 11/25/2046 ~	439	420
2.289% (12MTA + 1.400%) due 08/25/2042 ~	14	13
Wells Fargo Mortgage-Backed Securities Trust
3.403% due 09/25/2034 ~	108	110
3.419% due 04/25/2036 ~	9	9

		27,466

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
1.357% (LIBOR01M + 0.120%) due 03/25/2034 ~	10	10
1.387% (LIBOR01M + 0.150%) due 08/25/2034 ~	5	5
1.584% (US0001M + 0.350%) due 09/25/2042 ~	41	41
1.637% (LIBOR01M + 0.400%) due 06/25/2029 ~	3	2
2.880% (US0012M + 1.380%) due 12/01/2034 ~	10	10
3.064% (H15T1Y + 2.508%) due 12/01/2030 ~	3	3
3.229% (H15T1Y + 2.360%) due 11/01/2034 ~	31	33
6.000% due 07/25/2044	21	24
7.000% due 09/25/2023	13	14
8.800% due 01/25/2019	5	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
1.387% (LIBOR01M + 0.150%) due 09/25/2035 ~	$1,977	$1,971
1.464% (LIBOR01M + 0.230%) due 02/15/2019 ~	52	52
1.517% (LIBOR01M + 0.280%) due 09/25/2031 ~	28	27
1.684% (LIBOR01M + 0.450%) due 12/15/2031 ~	1	1
2.030% (12MTA + 1.200%) due 10/25/2044 - 02/25/2045 ~	132	134
2.230% (12MTA + 1.400%) due 07/25/2044 ~	26	27
3.547% (US0012M + 1.728%) due 10/01/2036 ~	41	43
6.500% due 07/15/2028	270	302
Ginnie Mae
2.125% (H15T1Y + 1.500%) due 08/20/2022 - 09/20/2026 ~	132	136
2.250% (H15T1Y + 1.500%) due 11/20/2022 - 11/20/2024 ~	158	161
2.375% (H15T1Y + 1.500%) due 03/20/2022 - 02/20/2025 ~	56	57
2.625% (H15T1Y + 1.500%) due 04/20/2022 - 06/20/2030 ~	506	527
6.000% due 08/20/2034	534	608
Small Business Administration
4.625% due 02/01/2025	22	23
5.090% due 10/01/2025	11	12

		4,228

Total United States (Cost $59,206)		52,028

SHORT-TERM INSTRUMENTS 45.9%

REPURCHASE AGREEMENTS (d) 27.0%
		188,129

SHORT-TERM NOTES 0.6%
Federal Home Loan Bank
1.014% due 10/03/2017 †(b)(c)	4,200	4,200

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 9.0%
(0.125)% due 11/06/2017 - 12/04/2017 †(a)(b)	JPY	7,020,000	$62,394

SPAIN TREASURY BILLS 6.6%
(0.287)% due 10/13/2017 - 01/19/2018 (a)(b)	EUR	38,800	45,898

U.S. TREASURY BILLS 2.7%
1.043% due 11/09/2017 - 01/18/2018 (a)(b)(f)(h)		$18,890	18,848

Total Short-Term Instruments (Cost $317,591)			319,469

Total Investments in Securities (Cost $672,298)			681,934

		SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		17,480	173

Total Short-Term Instruments (Cost $173)			173

Total Investments in Affiliates (Cost $173)			173

Total Investments 98.0% (Cost $672,471)			$682,107

Financial Derivative Instruments (e)(g) (1.4)% (Cost or Premiums, net $(14,708))			(9,806)

Other Assets and Liabilities, net 3.4%			23,439

Net Assets 100.0%			$695,740

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO International Portfolio Subsidiary LLC, which is a 100% owned subsidiary of the Portfolio.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	1.040%		09/29/2017	10/02/2017	$10,000	U.S. Treasury Bonds 3.125% due 08/15/2044	$(10,222)	$10,000	$10,001
	1.240	†	09/29/2017	10/02/2017	54,000	U.S. Treasury Bonds 3.125% due 08/15/2044	(55,132)	54,000	54,006
FICC	0.500		09/29/2017	10/02/2017	2,529	U.S. Treasury Notes 2.625% due 08/15/2020	(2,582)	2,529	2,529
NOM	1.220	†	09/29/2017	10/02/2017	18,600	U.S. Treasury Bonds 3.750% due 11/15/2043	(19,012)	18,600	18,602
RDR	1.220		09/29/2017	10/02/2017	103,000	U.S. Treasury Notes 2.000% - 2.375% due 12/31/2020 - 04/30/2024	(104,890)	103,000	103,010

Total Repurchase Agreements							$(191,838)	$188,129	$188,148

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	161

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
PIMCO International Portfolio
Global/Master Repurchase Agreement
BOS	$10,001	$0	$0	$10,001	$(10,222)	$(221)
FICC	2,529	0	0	2,529	(2,582)	(53)
RDR	103,010	0	0	103,010	(104,890)	(1,880)

PIMCO International Portfolio Subsidiary LLC (Subsidiary)
Global/Master Repurchase Agreement
BOS	54,006	0	0	54,006	(55,132)	(1,126)
NOM	18,602	0	0	18,602	(19,012)	(410)

Total Borrowings and Other Financing Transactions	$188,148	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - MSE Canada Government 10-Year Bond December Futures	CAD 158.000	11/17/2017	750	CAD 750	$7	$3

Total Purchased Options					$7	$3

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Call Options Strike @ EUR 113.600 on Euro-Schatz 10-Year Bond December Futures	12/2017	600	EUR	4	$(1)	$0	$0
Call Options Strike @ EUR 168.000 on Euro-OAT Future December Futures	12/2017	3,800		45	(4)	0	0
Call Options Strike @ EUR 179.000 on Euro-Bund 10-Year Bond December Futures	12/2017	1,300		15	(1)	0	0
Euro-Bund 10-Year Bond December Futures	12/2017	1,295		246,436	(1,150)	322	(701)
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond December Futures	12/2017	3,100		37	(3)	0	0
Put Options Strike @ EUR 146.500 on Euro-Bund 10-Year Bond December Futures	12/2017	800		9	(1)	0	0

					$(1,160)	$322	$(701)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Canada Government 10-Year Bond December Futures	12/2017	647	CAD	(70,158)	$1,315	$81	$(93)
Euro-BTP Italy Government Bond December Futures	12/2017	120	EUR	(19,141)	102	0	(68)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	1,992		(365,253)	2,870	547	(565)
United Kingdom Long Gilt December Futures	12/2017	402	GBP	(66,732)	200	21	(135)

					$4,487	$649	$(861)

Total Futures Contracts					$3,327	$971	$(1,562)

162	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin(2)
										Asset	Liability
Pay(1)	3-Month CAD Bank Bill	2.100%	Semi-Annual	12/13/2027	CAD	36,300	$(828)	$41	$(787)	$38	$0
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026		46,200	(682)	854	172	0	(70)
Receive	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		6,200	(61)	1,006	945	0	(11)
Pay(1)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023	EUR	400	5	(2)	3	0	0
Pay(1)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028		17,000	68	(34)	34	0	(149)
Receive(1)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048		29,000	(943)	(214)	(1,157)	0	(11)
Receive(1)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023	GBP	80,000	(730)	1,725	995	0	(107)
Receive(1)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		253,400	(8,551)	7,630	(921)	0	(844)
Receive(1)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		26,500	(946)	117	(829)	0	(206)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	21,160,000	(854)	(329)	(1,183)	240	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		30,100,000	(521)	131	(390)	144	0

							$(14,043)	$10,925	$(3,118)	$422	$(1,398)

Total Swap Agreements							$(14,043)	$10,925	$(3,118)	$422	$(1,398)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)		Total	Market Value	Variation Margin Liability(2)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared(3)	$3	$979	$422	$1,404	$0	$(1,563)	$(1,405)	$(2,968)

(f)	Securities with an aggregate market value of $4,244 and cash of $29,730 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $8 and liability of $(1) for closed futures and unsettled variation margin liability of $(7) for closed swap agreements is outstanding at period end.
(3)

The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	10/2017		DKK	19,947		$3,035	$0	$(134)
	10/2017		EUR	118,337		141,339	1,476	0
	10/2017		JPY	7,905,400		71,883	1,629	0
	10/2017			$6,785	CHF	6,403	0	(173)
	10/2017			12,722	DKK	79,741	0	(57)
	10/2017			100,639	EUR	85,814	809	(25)
	11/2017		EUR	84,303		$98,989	0	(807)
	01/2018		DKK	53,842		8,656	57	0
	10/2018			25,899		4,206	0	(3)
BPS	10/2017			$35,541	EUR	29,695	0	(445)
	01/2018		DKK	255,000		$37,391	0	(3,334)
CBK	10/2017		CHF	6,423		6,635	2	0
	10/2017		EUR	2,016		2,435	53	0
	10/2017			$2,581	DKK	17,720	233	0
	10/2017			1,718	JPY	193,748	4	0
	11/2017		JPY	193,748		$1,720	675	(4)
	11/2017	†		3,900,000		35,386	0	0
	12/2017	†		900,000		8,186	166	0
GLM	10/2017		CAD	3,162		2,576	42	0
	10/2017		DKK	631,590		96,556	0	(3,756)
	10/2017		GBP	14,299		19,441	281	0
	10/2017		JPY	6,241,400		56,564	1,097	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	163

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	10/2017			$942	CAD	1,144	$0	$(26)
	10/2017			2,805	GBP	2,113	27	0
	10/2017			59,630	JPY	6,628,900	0	(719)
HUS	10/2017		CAD	23,939		$19,201	15	0
JPM	10/2017		EUR	25,195		30,164	386	0
	10/2017		GBP	9,614		12,761	0	(122)
	10/2017		JPY	10,760,902		98,011	2,380	0
	10/2017			$19,371	AUD	24,129	0	(444)
	10/2017			854	CAD	1,041	0	(19)
	10/2017			36,261	EUR	30,040	0	(757)
	11/2017		EUR	12,831		$15,184	0	(6)
	11/2017	†	JPY	2,220,000		20,149	390	0
MSB	10/2017		DKK	231,825		35,743	0	(1,076)
NAB	10/2017			$20,128	CAD	24,916	0	(159)
	11/2017		CAD	24,916		$20,132	159	0
RBC	10/2017		AUD	24,176		19,353	389	0
SCX	10/2017			$166,913	JPY	18,085,054	0	(6,193)
	12/2017			237	SGD	324	2	0
SOG	10/2017			27,856	GBP	21,449	886	0
	12/2017			217	TWD	6,542	0	(1)
TOR	10/2017			3,174	DKK	20,001	2	0
	10/2018		DKK	20,001		$3,245	0	(6)
UAG	10/2017			136,130		20,778	0	(843)
	10/2017			$764	EUR	649	3	0
	12/2017		KRW	113,092,435		$99,550	730	0

Total Forward Foreign Currency Contracts							$11,893	$(19,109)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC USD versus JPY	JPY	100.000	10/12/2017	$50,000	$5	$0
CBK	Call - OTC USD versus JPY		117.000	10/04/2017	100,000	10	0

						$15	$0

Total Purchased Options						$15	$0

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.177	10/03/2017	EUR	45,500	$(215)	$(51)
	Put - OTC EUR versus USD		1.178	10/03/2017		45,500	(221)	(57)
BRC	Put - OTC AUD versus USD		0.769	11/01/2017	AUD	69,000	(175)	(179)
GLM	Call - OTC USD versus JPY	JPY	114.690	10/31/2017	$	110,226	(397)	(415)
HUS	Put - OTC AUD versus USD	$	0.785	10/23/2017	AUD	35,000	(175)	(243)

							$(1,183)	$(945)

Total Written Options							$(1,183)	$(945)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Computer Sciences Corp.	(1.160)%	Quarterly	03/20/2018	0.065%	$4,600	$(70)	$44	$0	$(26)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.490)	Quarterly	06/20/2018	0.046	5,000	566	(621)	0	(55)

							$496	$(577)	$0	$(81)

Total Swap Agreements							$496	$(577)	$0	$(81)

164	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
PIMCO International Portfolio
BOA	$3,971	$0	$0	$3,971	$(1,199)	$(108)	$(81)	$(1,388)	$2,583	$(2,890)	$(307)
BPS	0	0	0	0	(3,779)	0	0	(3,779)	(3,779)	3,859	80
BRC	0	0	0	0	0	(179)	0	(179)	(179)	0	(179)
CBK	292	0	0	292	(4)	0	0	(4)	288	(500)	(212)
GLM	1,447	0	0	1,447	(4,501)	(415)	0	(4,916)	(3,469)	2,901	(568)
HUS	15	0	0	15	0	(243)	0	(243)	(228)	385	157
JPM	2,766	0	0	2,766	(1,348)	0	0	(1,348)	1,418	(1,300)	118
MSB	0	0	0	0	(1,076)	0	0	(1,076)	(1,076)	945	(131)
NAB	159	0	0	159	(159)	0	0	(159)	0	0	0
RBC	389	0	0	389	0	0	0	0	389	(290)	99
SCX	2	0	0	2	(6,193)	0	0	(6,193)	(6,191)	6,363	172
SOG	886	0	0	886	(1)	0	0	(1)	885	(1,010)	(125)
TOR	2	0	0	2	(6)	0	0	(6)	(4)	0	(4)
UAG	733	0	0	733	(843)	0	0	(843)	(110)	0	(110)

PIMCO International Portfolio Subsidiary LLC (Subsidiary)
CBK	841	0	0	841	0	0	0	0	841	(790)	51
JPM	390	0	0	390	0	0	0	0	390	(360)	30

Total Over the Counter	$11,893	$0	$0	$11,893	$(19,109)	$(945)	$(81)	$(20,135)

(h)	Securities with an aggregate market value of $14,453 have been pledged as collateral for OTC financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$3	$3
Futures	0	0	0	0	979	979
Swap Agreements	0	0	0	0	422	422

	$0	$0	$0	$0	$1,404	$1,404

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,893	$0	$11,893

	$0	$0	$0	$11,893	$1,404	$13,297

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	165

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,563	$1,563
Swap Agreements	0	0	0	0	1,405	1,405

	$0	$0	$0	$0	$2,968	$2,968

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$19,109	$0	$19,109
Written Options	0	0	0	945	0	945
Swap Agreements	0	81	0	0	0	81

	$0	$81	$0	$20,054	$0	$20,135

	$0	$81	$0	$20,054	$2,968	$23,103

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(27)	$(27)
Futures	0	0	0	0	(18,676)	(18,676)
Swap Agreements	0	0	0	0	(4,772)	(4,772)

	$0	$0	$0	$0	$(23,475)	$(23,475)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,844)	$0	$(3,844)
Purchased Options	0	0	0	(49)	0	(49)
Written Options	0	0	0	1,064	0	1,064
Swap Agreements	0	(65)	0	0	0	(65)

	$0	$(65)	$0	$(2,829)	$0	$(2,894)

	$0	$(65)	$0	$(2,829)	$(23,475)	$(26,369)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	4,312	4,312
Swap Agreements	0	0	0	0	12,548	12,548

	$0	$0	$0	$0	$16,861	$16,861

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(10,626)	$0	$(10,626)
Purchased Options	0	0	0	(12)	0	(12)
Written Options	0	0	0	238	0	238
Swap Agreements	0	60	0	0	0	60

	$0	$60	$0	$(10,400)	$0	$(10,340)

	$0	$60	$0	$(10,400)	$16,861	$6,521

166	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Canada
Sovereign Issues	$0	$45,924	$0	$45,924
Denmark
Corporate Bonds & Notes	0	195,563	0	195,563
Germany
Sovereign Issues	0	33,847	0	33,847
Italy
Sovereign Issues	0	35,103	0	35,103
United States
Asset-Backed Securities	0	15,181	0	15,181
Corporate Bonds & Notes	0	5,153	0	5,153
Non-Agency Mortgage-Backed Securities	0	27,466	0	27,466
U.S. Government Agencies	0	4,228	0	4,228
Short-Term Instruments
Repurchase Agreements	0	188,129	0	188,129
Short-Term Notes	0	4,200	0	4,200
Japan Treasury Bills	0	62,394	0	62,394
Spain Treasury Bills	0	45,898	0	45,898
U.S. Treasury Bills	0	18,848	0	18,848

	$0	$681,934	$0	$681,934

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$173	$0	$0	$173

Total Investments	$173	$681,934	$0	$682,107

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	974	422	0	1,396
Over the counter	0	11,893	0	11,893

	$974	$12,315	$0	$13,289

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,562)	(1,398)	0	(2,960)
Over the counter	0	(20,135)	0	(20,135)

	$(1,562)	$(21,533)	$0	$(23,095)

Total Financial Derivative Instruments	$(588)	$(9,218)	$0	$(9,806)

Totals	$(415)	$672,716	$0	$672,301

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	167

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.2%

CORPORATE BONDS & NOTES 25.8%

BANKING & FINANCE 20.2%
ABN AMRO Bank NV
1.944% (US0003M + 0.640%) due 01/18/2019 ~		$9,200	$9,246
African Development Bank
0.750% due 11/03/2017		2,860	2,859
American Express Co.
1.905% (US0003M + 0.590%) due 05/22/2018 ~		15,000	15,042
American Express Credit Corp.
1.641% (US0003M + 0.330%) due 05/03/2019 ~		20,500	20,556
1.875% due 11/05/2018		17,300	17,319
2.125% due 03/18/2019		9,500	9,554
American Honda Finance Corp.
1.457% (US0003M + 0.150%) due 01/22/2019 ~		30,500	30,539
1.500% due 03/13/2018		15,300	15,308
1.500% due 11/19/2018		10,900	10,884
1.804% (US0003M + 0.500%) due 04/12/2018 ~		6,000	6,007
2.140% (US0003M + 0.825%) due 02/22/2019 ~		2,770	2,797
American International Group, Inc.
5.850% due 01/16/2018		89,066	90,088
Asian Development Bank
0.875% due 04/26/2018		8,640	8,617
1.254% (US0001M + 0.020%) due 06/18/2018 ~		24,703	24,693
Bank Nederlandse Gemeenten NV
1.000% due 09/20/2018		2,100	2,089
1.125% due 05/25/2018		55,332	55,201
1.250% due 06/25/2018		46,000	45,918
1.595% (US0003M + 0.280%) due 05/15/2018 ~		165,400	165,728
Bank of America Corp.
2.000% due 01/11/2018		37,289	37,333
5.650% due 05/01/2018		41,207	42,154
5.750% due 12/01/2017		31,955	32,176
6.875% due 04/25/2018		214,157	220,352
Bank of America N.A.
1.750% due 06/05/2018		57,300	57,367
Bank of Montreal
1.921% (US0003M + 0.610%) due 07/31/2018 ~		3,255	3,269
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		36,900	36,910
1.866% (US0003M + 0.550%) due 03/05/2018 ~		10,116	10,133
Barclays Bank PLC
6.050% due 12/04/2017		1,500	1,511
Barclays PLC
2.000% due 03/16/2018		8,175	8,184
Bear Stearns Cos. LLC
6.400% due 10/02/2017		98,579	98,579
7.250% due 02/01/2018		25,733	26,214
BNZ International Funding Ltd.
1.900% due 02/26/2018		8,225	8,235
BRFkredit A/S
1.000% due 01/01/2018	DKK	514,800	82,153
1.000% due 04/01/2018		87,400	13,984
1.000% due 10/01/2018		179,500	28,928
2.000% due 01/01/2018		101,000	16,130
4.000% due 01/01/2018		174,700	28,056
Caisse Centrale Desjardins
1.976% (US0003M + 0.665%) due 01/29/2018 ~		$14,000	14,028
Capital One N.A.
1.992% (US0003M + 0.680%) due 02/05/2018 ~		6,185	6,192

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Caterpillar Financial Services Corp.
1.566% (US0003M + 0.250%) due 11/20/2017 ~	$4,300	$4,302
Citibank N.A.
1.581% (US0003M + 0.260%) due 09/18/2019 ~	5,000	5,005
1.665% (US0003M + 0.340%) due 03/20/2019 ~	58,900	59,018
Citigroup, Inc.
1.700% due 04/27/2018	35,500	35,502
1.850% due 11/24/2017	46,838	46,866
2.017% (US0003M + 0.700%) due 11/24/2017 ~	4,000	4,004
2.177% (US0003M + 0.860%) due 12/07/2018 ~	2,400	2,416
2.247% (US0003M + 0.930%) due 06/07/2019 ~	23,743	23,985
3.015% (US0003M + 1.700%) due 05/15/2018 ~	4,700	4,744
6.125% due 11/21/2017	36,300	36,518
Credit Agricole S.A.
3.000% due 10/01/2017	5,000	5,000
Credit Mutuel - CIC Home Loan SFH S.A.
1.500% due 11/16/2017	10,400	10,415
Credit Suisse AG
1.750% due 01/29/2018	16,025	16,038
1.997% (US0003M + 0.680%) due 04/27/2018 ~	10,150	10,185
DBS Group Holdings Ltd.
1.804% (US0003M + 0.500%) due 07/16/2019 ~	47,400	47,393
Erste Abwicklungsanstalt
1.000% due 10/13/2017	1,000	1,000
1.125% due 02/12/2018	19,800	19,776
1.521% (US0003M + 0.210%) due 01/29/2018 ~	62,800	62,847
European Investment Bank
2.000% due 12/15/2017	2,800	2,804
FMS Wertmanagement AoeR
1.000% due 11/21/2017	27,000	26,987
1.250% due 07/30/2018	2,000	1,996
Ford Motor Credit Co. LLC
1.886% (US0003M + 0.570%) due 12/06/2017 ~	1,850	1,851
2.145% due 01/09/2018	9,226	9,238
2.244% (US0003M + 0.940%) due 01/09/2018 ~	30,534	30,592
2.375% due 01/16/2018	19,712	19,755
2.884% (US0003M + 1.580%) due 01/08/2019 ~	3,631	3,683
5.000% due 05/15/2018	12,700	12,955
General Motors Financial Co., Inc.
2.400% due 04/10/2018	26,453	26,541
2.664% (US0003M + 1.360%) due 04/10/2018 ~	9,450	9,500
3.250% due 05/15/2018	28,739	29,001
Goldman Sachs Group, Inc.
1.950% due 07/23/2019	2,000	1,997
2.120% (US0003M + 0.800%) due 12/15/2017 ~	126,915	127,082
2.375% due 01/22/2018	35,323	35,409
2.415% (US0003M + 1.100%) due 11/15/2018 ~	31,284	31,579
2.511% (US0003M + 1.200%) due 04/30/2018 ~	58,031	58,378
2.900% due 07/19/2018	4,000	4,037
5.950% due 01/18/2018	3,505	3,550
6.150% due 04/01/2018	17,098	17,474
HSBC USA, Inc.
1.500% due 11/13/2017	3,236	3,237
1.625% due 01/16/2018	57,220	57,244
1.700% due 03/05/2018	43,000	43,038
2.082% (US0003M + 0.770%) due 08/07/2018 ~	300	302
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017	40,915	40,930
2.000% due 11/08/2017	1,500	1,501

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Inter-American Development Bank
1.315% (US0003M - 0.010%) due 06/20/2018 ~	$158,100	$158,096
1.344% (US0003M + 0.040%) due 01/15/2019 ~	7,100	7,102
International Bank for Reconstruction & Development
0.800% due 10/13/2017	2,500	2,500
1.296% (US0003M) due 10/02/2017 ~	30,000	30,000
International Finance Corp.
0.625% due 12/21/2017	1,000	998
International Lease Finance Corp.
7.125% due 09/01/2018	12,300	12,882
Jackson National Life Global Funding
1.580% (US0003M + 0.250%) due 12/27/2018 ~	3,300	3,305
1.884% (US0003M + 0.580%) due 10/13/2017 ~	28,045	28,048
JPMorgan Chase & Co.
1.826% (US0003M + 0.510%) due 03/01/2018 ~	22,300	22,339
1.864% (US0003M + 0.550%) due 04/25/2018 ~	31,445	31,529
6.000% due 01/15/2018	30,200	30,586
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	600	600
KEB Hana Bank
3.500% due 10/25/2017	48,714	48,809
Kreditanstalt fuer Wiederaufbau
0.875% due 12/15/2017	5,000	4,996
0.875% due 04/19/2018	133,651	133,270
1.000% due 01/26/2018	21,000	20,977
1.000% due 06/11/2018	122,437	122,068
1.125% due 08/06/2018	17,000	16,952
1.125% due 11/16/2018	80,000	79,667
1.375% due 05/14/2018	10,000	9,998
1.493% (US0003M + 0.160%) due 12/29/2017 ~	79,505	79,545
Ladensbank Baden-Wuerttemberg
1.375% due 03/05/2018	1,000	1,000
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.000% due 04/23/2018	39,625	39,529
1.381% (US0003M + 0.080%) due 10/05/2017 ~	110,670	110,671
1.487% (US0003M + 0.170%) due 07/27/2018 ~	64,070	64,161
Landwirtschaftliche Rentenbank
1.000% due 04/04/2018	20,828	20,785
1.344% (US0003M + 0.040%) due 07/15/2019 ~	57,000	57,051
1.426% (US0003M + 0.110%) due 12/05/2018 ~	35,000	35,054
Macquarie Bank Ltd.
1.947% (US0003M + 0.630%) due 10/27/2017 ~	32,841	32,855
Metropolitan Life Global Funding
1.500% due 01/10/2018	1,000	1,000
1.544% (US0003M + 0.220%) due 09/19/2019 ~	4,900	4,905
1.659% (US0003M + 0.340%) due 09/14/2018 ~	2,500	2,507
1.754% (US0003M + 0.430%) due 12/19/2018 ~	9,220	9,266
1.875% due 06/22/2018	2,015	2,019
1.950% due 12/03/2018	3,800	3,808
Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017	13,458	13,459
Mizuho Bank Ltd.
1.550% due 10/17/2017	29,281	29,283
1.800% due 03/26/2018	1,829	1,831
1.850% due 03/21/2018	10,145	10,156
1.969% (US0003M + 0.640%) due 03/26/2018 ~	19,350	19,397
Morgan Stanley
2.125% due 04/25/2018	4,460	4,473
2.594% (US0003M + 1.280%) due 04/25/2018 ~	19,739	19,861

168	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.950% due 12/28/2017		$8,000	$8,082
6.625% due 04/01/2018		63,592	65,154
MUFG Americas Holdings Corp.
1.881% (US0003M + 0.570%) due 02/09/2018 ~		16,200	16,222
National Australia Bank Ltd.
1.250% due 03/08/2018		52,135	52,031
Nederlandse Waterschapsbank NV
0.875% due 07/13/2018		4,760	4,735
1.250% due 01/16/2018		5,000	4,998
1.322% (US0003M + 0.010%) due 02/08/2019 ~		110,000	110,000
1.339% (US0003M + 0.020%) due 03/15/2019 ~		129,000	129,010
1.424% (US0003M + 0.120%) due 10/13/2017 ~		9,000	9,001
1.500% due 04/16/2018		290	290
1.539% (US0003M + 0.230%) due 02/14/2018 ~		107,564	107,667
New York Life Global Funding
1.450% due 12/15/2017		680	680
Nordea Bank AB
2.161% (US0003M + 0.840%) due 09/17/2018 ~		10,000	10,069
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	107,100	17,141
2.000% due 10/01/2017		115,500	18,344
2.000% due 01/01/2018		239,600	38,298
2.000% due 04/01/2018		18,000	2,893
Nordic Investment Bank
1.364% (US0003M + 0.050%) due 04/25/2018 ~		$21,000	21,004
NRW Bank
1.250% due 05/21/2018		3,000	2,995
1.340% (US0003M + 0.010%) due 12/27/2018 ~		100,000	100,008
1.379% (US0003M + 0.060%) due 06/14/2019 ~		101,000	101,046
1.471% (US0003M + 0.150%) due 06/18/2018 ~		12,500	12,513
1.544% (US0003M + 0.240%) due 10/16/2017 ~		40,380	40,385
1.747% (US0003M + 0.430%) due 03/08/2019 ~		9,500	9,556
Nykredit Realkredit A/S
1.000% due 01/01/2018	DKK	301,100	47,980
1.000% due 04/01/2018		615,200	98,458
2.000% due 01/01/2018		48,700	7,782
2.000% due 04/01/2018		53,200	8,554
4.000% due 01/01/2018		30,100	4,823
Oesterreichische Kontrollbank AG
1.125% due 05/29/2018		$13,118	13,094
1.321% (US0003M) due 09/18/2018 ~(c)		145,000	145,046
PACCAR Financial Corp.
1.916% (US0003M + 0.600%) due 12/06/2018 ~		975	981
Principal Life Global Funding
1.816% (US0003M + 0.500%) due 12/01/2017 ~		5,300	5,304
Protective Life Global Funding
1.867% (US0003M + 0.550%) due 06/08/2018 ~		12,900	12,943
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	248,300	39,576
1.000% due 04/01/2018		859,900	137,607
2.000% due 01/01/2018		106,400	16,996
2.000% due 04/01/2018		254,800	40,968
Reliance Standard Life Global Funding
2.150% due 10/15/2018		$200	201
Royal Bank of Canada
2.000% due 10/01/2018		65,000	65,212
Santander Holdings USA, Inc.
2.767% (US0003M + 1.450%) due 11/24/2017 ~		78,700	78,858
3.450% due 08/27/2018		26,849	27,196

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santander UK PLC
2.167% (US0003M + 0.850%) due 08/24/2018 ~	$10,100	$10,158
3.050% due 08/23/2018	17,215	17,423
Sumitomo Mitsui Banking Corp.
1.500% due 01/18/2018	8,648	8,650
1.750% due 01/16/2018	49,150	49,188
1.762% due 10/19/2018	5,000	5,001
1.884% (US0003M + 0.580%) due 01/16/2018 ~	4,035	4,041
1.950% due 07/23/2018	25,000	25,053
2.050% due 01/18/2019	10,250	10,288
2.053% (US0003M + 0.740%) due 07/23/2018 ~	3,600	3,617
2.450% due 01/10/2019	15,300	15,410
2.500% due 07/19/2018	10,000	10,070
Svensk Exportkredit AB
1.125% due 04/05/2018	21,179	21,141
1.401% (US0003M + 0.100%) due 10/04/2018 ~	6,330	6,337
1.489% (US0003M + 0.180%) due 11/10/2017 ~	59,370	59,386
1.686% (US0003M + 0.375%) due 11/09/2017 ~	24,975	24,990
Svenska Handelsbanken AB
1.625% due 03/21/2018	7,845	7,850
Synchrony Financial
2.711% (US0003M + 1.400%) due 11/09/2017 ~	7,400	7,408
Toronto-Dominion Bank
1.400% due 04/30/2018	10,636	10,631
1.950% due 01/22/2019	16,329	16,370
Toyota Motor Credit Corp.
1.250% due 10/05/2017	1,565	1,565
1.394% (US0003M + 0.080%) due 05/17/2018 ~	111,800	111,847
1.564% (US0003M + 0.260%) due 01/09/2019 ~	6,000	6,014
1.694% (US0003M + 0.390%) due 01/17/2019 ~	10,500	10,543
1.716% (US0003M + 0.400%) due 05/20/2019 ~	310	311
1.764% (US0003M + 0.460%) due 07/13/2018 ~	2,627	2,636
UBS AG
1.637% (US0003M + 0.320%) due 12/07/2018 ~	29,900	29,954
1.800% due 03/26/2018	33,200	33,256
1.949% (US0003M + 0.640%) due 08/14/2019 ~	38,800	39,062
2.029% (US0003M + 0.700%) due 03/26/2018 ~	39,000	39,116
Ventas Realty LP
2.000% due 02/15/2018	500	500
Wells Fargo & Co.
1.500% due 01/16/2018	350	350
1.719% (US0003M + 0.400%) due 09/14/2018 ~	6,700	6,720
1.943% (US0003M + 0.630%) due 04/23/2018 ~	49,320	49,482
Wells Fargo Bank N.A.
1.817% (US0003M + 0.500%) due 11/28/2018 ~	11,000	11,053
2.053% (US0003M + 0.740%) due 01/22/2018 ~	20,900	20,945
Westpac Banking Corp.
1.250% due 12/15/2017	26,583	26,578
1.375% due 05/30/2018	15,900	15,883

		5,979,874

INDUSTRIALS 4.2%
AbbVie, Inc.
2.000% due 11/06/2018	5,073	5,091
Aetna, Inc.
1.700% due 06/07/2018	1,600	1,601
1.967% (US0003M + 0.650%) due 12/08/2017 ~	43,915	43,963

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Allergan Funding SCS
2.350% due 03/12/2018	$166,091	$166,593
Allergan, Inc.
1.350% due 03/15/2018	2,580	2,573
Ameritech Capital Funding Corp.
6.450% due 01/15/2018	3,579	3,625
Anheuser-Busch InBev Worldwide, Inc.
6.500% due 07/15/2018	5,500	5,707
Baidu, Inc.
2.250% due 11/28/2017	1,100	1,102
BAT International Finance PLC
1.830% (US0003M + 0.510%) due 06/15/2018 ~	59,414	59,516
1.850% due 06/15/2018	15,653	15,660
BP AMI Leasing, Inc.
5.523% due 05/08/2019	7,635	8,068
Canadian Natural Resources Ltd.
1.750% due 01/15/2018	10,511	10,519
5.900% due 02/01/2018	2,100	2,130
Chevron Corp.
1.486% (US0003M + 0.170%) due 03/02/2018 ~	7,130	7,135
1.671% (US0003M + 0.360%) due 11/09/2017 ~	33,100	33,114
1.814% (US0003M + 0.500%) due 05/16/2018 ~	44,756	44,898
CNPC General Capital Ltd.
1.950% due 11/25/2017	7,900	7,903
ConocoPhillips Co.
1.050% due 12/15/2017	8,825	8,819
D.R. Horton, Inc.
3.625% due 02/15/2018	4,160	4,168
Daimler Finance North America LLC
1.650% due 03/02/2018	58,444	58,468
1.650% due 05/18/2018	11,000	10,998
1.736% (US0003M + 0.420%) due 03/02/2018 ~	69,750	69,822
1.767% (US0003M + 0.450%) due 05/18/2018 ~	8,500	8,518
1.875% due 01/11/2018	1,100	1,101
2.041% (US0003M + 0.740%) due 07/05/2019 ~	36,300	36,579
2.375% due 08/01/2018	7,000	7,039
Deutsche Telekom International Finance BV
6.750% due 08/20/2018	6,600	6,891
Dow Chemical Co.
5.700% due 05/15/2018	815	835
Eaton Corp.
1.500% due 11/02/2017	8,500	8,499
eBay, Inc.
2.500% due 03/09/2018	17,600	17,670
ERAC USA Finance LLC
6.375% due 10/15/2017	1,050	1,052
Exxon Mobil Corp.
1.917% (US0003M + 0.600%) due 02/28/2018 ~	48,200	48,331
2.096% (US0003M + 0.780%) due 03/01/2019 ~	14,100	14,249
Fidelity National Information Services, Inc.
2.000% due 04/15/2018	5,174	5,182
2.850% due 10/15/2018	1,300	1,315
General Electric Co.
5.250% due 12/06/2017	4,200	4,229
Goldcorp, Inc.
2.125% due 03/15/2018	4,235	4,240
Harris Corp.
1.999% due 04/27/2018	4,200	4,208
Historic TW, Inc.
6.875% due 06/15/2018	7,179	7,428
Humana, Inc.
7.200% due 06/15/2018	2,500	2,593
Hyundai Capital America
2.125% due 10/02/2017	26,236	26,236

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	169

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kraft Heinz Foods Co.
6.125% due 08/23/2018	$20,900	$21,710
NBCUniversal Enterprise, Inc.
1.989% (US0003M + 0.685%) due 04/15/2018 ~	23,653	23,734
NetApp, Inc.
2.000% due 12/15/2017	3,453	3,454
Network Rail Infrastructure Finance PLC
0.750% due 10/03/2017	12,000	12,000
Nissan Motor Acceptance Corp.
1.500% due 03/02/2018	31,500	31,487
1.800% due 03/15/2018	6,012	6,022
2.000% due 03/08/2019	31,390	31,420
2.327% (US0003M + 1.010%) due 03/08/2019 ~	41,050	41,513
2.650% due 09/26/2018	9,852	9,946
Penske Truck Leasing Co. LP
2.875% due 07/17/2018	1,600	1,615
QUALCOMM, Inc.
1.676% (US0003M + 0.360%) due 05/20/2019 ~	22,000	22,090
SK Telecom Co. Ltd.
2.125% due 05/01/2018	30,809	30,795
Sky PLC
6.100% due 02/15/2018	14,013	14,243
Statoil ASA
1.511% (US0003M + 0.200%) due 11/09/2017 ~	9,202	9,204
1.605% (US0003M + 0.290%) due 05/15/2018 ~	23,782	23,827
1.772% (US0003M + 0.460%) due 11/08/2018 ~	46,071	46,268
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019	10,820	11,537
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018	9,746	9,711
Time Warner Cos., Inc.
7.250% due 10/15/2017	1,805	1,808
Total Capital International S.A.
1.879% (US0003M + 0.570%) due 08/10/2018 ~	10,854	10,902
Toyota Motor Finance Netherlands BV
0.820% due 11/17/2017	21,000	21,002
UnitedHealth Group, Inc.
1.400% due 10/15/2017	3,400	3,400
Volkswagen Group of America Finance LLC
1.600% due 11/20/2017	300	300
1.650% due 05/22/2018	9,000	8,992
1.756% (US0003M + 0.440%) due 11/20/2017 ~	11,800	11,805
Wm Wrigley Jr. Co.
2.000% due 10/20/2017	3,232	3,232
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	64,980	65,055

		1,254,740

UTILITIES 1.4%
AT&T, Inc.
1.400% due 12/01/2017	5,000	5,000
1.750% due 01/15/2018	4,285	4,288
5.500% due 02/01/2018	50,050	50,690
5.600% due 05/15/2018	18,000	18,430
BP Capital Markets America, Inc.
4.200% due 06/15/2018	2,000	2,036
BP Capital Markets PLC
1.375% due 11/06/2017	6,360	6,359
1.375% due 05/10/2018	6,600	6,596
1.659% (US0003M + 0.350%) due 08/14/2018 ~	125,700	126,021
1.734% (US0003M + 0.425%) due 02/13/2018 ~	18,143	18,168
1.819% (US0003M + 0.510%) due 05/10/2018 ~	20,351	20,407
1.849% (US0003M + 0.540%) due 05/10/2019 ~	13,488	13,573

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.959% (US0003M + 0.630%) due 09/26/2018 ~	$109,087	$109,665
2.241% due 09/26/2018	8,485	8,538
British Telecommunications PLC
5.950% due 01/15/2018	31,148	31,528
Engie S.A.
1.625% due 10/10/2017	3,200	3,200
Shell International Finance BV
1.889% (US0003M + 0.580%) due 11/10/2018 ~	557	560
TECO Finance, Inc.
1.904% (US0003M + 0.600%) due 04/10/2018 ~	125	125

		425,184

Total Corporate Bonds & Notes (Cost $7,594,916)		7,659,798

MUNICIPAL BONDS & NOTES 0.1%

NEW YORK 0.1%
Nassau County, New York General Obligation Notes, Series 2016
1.400% due 12/15/2017	21,100	21,108

Total Municipal Bonds & Notes (Cost $21,100)		21,108

U.S. GOVERNMENT AGENCIES 9.3%
Federal Farm Credit Bank
1.103% (USBMMY3M + 0.050%) due 12/05/2018 ~	30,000	30,001
Federal Home Loan Bank
1.084% (US0003M - 0.220%) due 07/09/2018 ~	16,400	16,399
1.114% (US0003M - 0.195%) due 05/10/2019 ~	20,000	20,056
1.150% (US0003M - 0.160%) due 06/12/2019 ~(f)	645,000	645,007
1.157% (US0003M - 0.160%) due 05/24/2019 - 05/28/2019 ~	1,738,900	1,738,011
1.158% (US0003M - 0.160%) due 06/05/2019 ~	90,000	90,019
1.237% (US0003M - 0.080%) due 10/27/2017 ~	6,000	6,001
1.269% (US0003M - 0.035%) due 01/08/2018 ~	2,000	2,001
Freddie Mac
1.150% due 09/14/2018	1,500	1,496
Ginnie Mae
3.000% due 07/20/2045 - 07/20/2047	199,742	202,814

Total U.S. Government Agencies (Cost $2,753,054)		2,751,805

ASSET-BACKED SECURITIES 0.3%
Ally Auto Receivables Trust
1.100% due 06/15/2018	19,748	19,748
AmeriCredit Automobile Receivables Trust
1.200% due 05/18/2018	5,681	5,680
Ford Credit Auto Lease Trust
1.100% due 04/15/2018	6,148	6,148
Ford Credit Auto Owner Trust
1.300% due 07/15/2018	9,809	9,809
GM Financial Automobile Leasing Trust
1.250% due 06/20/2018	45,431	45,431
GM Financial Consumer Automobile
1.100% due 04/16/2018	14,929	14,929
Santander Drive Auto Receivables Trust
1.300% due 06/15/2018 +	1,260	1,260

Total Asset-Backed Securities (Cost $103,004)		103,005

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 6.5%
Agence Francaise de Developpement
1.416% (US0003M + 0.100%) due 02/20/2018 ~		$26,000	$26,007
1.625% due 10/04/2017		2,100	2,100
Caisse d’Amortissement de la Dette Sociale
1.250% due 03/12/2018		2,100	2,098
1.700% (US0003M + 0.380%) due 03/15/2018 ~		20,500	20,536
Czech Republic Government International Bond
0.850% due 03/17/2018	CZK	664,000	30,375
Development Bank of Japan, Inc.
1.822% (US0003M + 0.510%) due 11/08/2017 ~		$14,000	14,004
1.875% due 10/03/2018		32,666	32,679
Export Development Canada
1.267% (US0003M - 0.050%) due 02/28/2019 ~		164,900	164,819
1.354% (US0003M + 0.050%) due 10/16/2017 ~		38,000	38,002
1.354% (US0003M + 0.050%) due 01/17/2018 ~		9,500	9,502
1.357% (US0003M + 0.050%) due 07/20/2018 ~		2,400	2,400
Export-Import Bank of Korea
1.713% (US0003M + 0.400%) due 04/23/2018 ~		25,000	25,050
1.716% (US0003M + 0.400%) due 05/21/2018 ~		35,000	35,079
1.750% due 02/27/2018		4,300	4,296
2.017% (US0003M + 0.700%) due 02/18/2019 ~		20,000	20,033
Japan Bank for International Cooperation
1.750% due 07/31/2018		382,100	382,043
1.750% due 11/13/2018		112,100	112,077
Japan Finance Organization for Municipalities
0.230% due 10/27/2017 †	JPY	600,000	5,334
1.375% due 02/05/2018		$3,400	3,393
Japan Student Services Organization
0.100% due 11/20/2017	JPY	2,100,000	18,666
Kingdom of Belgium Government International Bond
1.125% due 03/05/2018		$5,195	5,188
Kommunalbanken A/S
1.000% due 03/15/2018		1	1
1.496% (US0003M + 0.180%) due 02/20/2018 ~		28,940	28,964
Kommunekredit
1.125% due 03/15/2018		6,100	6,091
Kommuninvest Sverige AB
1.000% due 10/24/2017		30,000	29,997
Korea Development Bank
1.500% due 01/22/2018		1,230	1,228
Korea Expressway Corp.
1.875% due 10/22/2017		1,400	1,400
Korea Housing Finance Corp.
1.625% due 09/15/2018		22,581	22,443
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018		16,660	16,766
Malaysia Government International Bond
3.260% due 03/01/2018	MYR	252,680	59,901
3.314% due 10/31/2017		151,000	35,768
3.678% due 11/23/2017		310,160	73,526
4.240% due 02/07/2018		110,246	26,220
Municipality Finance PLC
1.125% due 04/17/2018		$42,750	42,698
Nuclear Damage Compensation and Decommissioning Facilitation Corp.
0.059% due 11/02/2017 †	JPY	3,100,000	27,555
Province of Ontario
1.100% due 10/25/2017		$29,030	29,025
1.200% due 02/14/2018		11,158	11,146
3.000% due 07/16/2018		12,217	12,357
Province of Quebec
1.546% (US0003M + 0.230%) due 09/04/2018 ~		121,060	121,285

170	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.587% (US0003M + 0.280%) due 07/21/2019 ~		$115,295	$115,761
4.625% due 05/14/2018		21,652	22,059
Republic of Germany
0.500% due 10/13/2017	EUR	50,000	59,111
State of North Rhine-Westphalia
1.250% due 02/20/2018		$5,000	4,995
1.484% (US0003M + 0.170%) due 11/23/2018 ~		206,000	206,370
1.551% (US0003M + 0.230%) due 09/17/2018 ~		29,800	29,865

Total Sovereign Issues (Cost $1,941,012)			1,938,213

SHORT-TERM INSTRUMENTS 63.2%

CERTIFICATES OF DEPOSIT 4.0%
Barclays Bank PLC
1.827% due 05/17/2018		34,900	34,915
1.940% due 09/04/2018		52,800	52,842
2.066% due 12/06/2017		126,900	127,091
First Republic Bank
1.550% due 10/25/2017		155,500	155,499
Mizuho Bank Ltd.
2.010% due 12/12/2017		233,500	233,861
Natixis S.A.
1.979% due 10/02/2017		290,500	290,520
Norinchukin Bank
2.019% due 10/10/2017		20,000	20,005
2.019% due 10/11/2017		168,300	168,348
2.019% due 10/12/2017		6,800	6,802
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		92,500	92,514

			1,182,397

COMMERCIAL PAPER 28.4%
AbbVie, Inc.
1.240% due 10/03/2017		171,000	170,973
Alliant Energy Corp.
1.350% due 10/02/2017		50,000	49,994
AMGEN, Inc.
1.310% due 10/11/2017		73,000	72,965
1.310% due 10/17/2017		40,000	39,971
1.310% due 10/18/2017		25,000	24,981
1.320% due 10/03/2017		50,000	49,992
Amphenol Corp.
1.500% due 12/21/2017		20,000	19,932
ANTHEM, Inc.
1.370% due 10/03/2017		35,000	34,995
AutoNation, Inc.
1.650% due 10/03/2017		30,000	29,994
1.650% due 10/04/2017		83,000	82,980
1.650% due 10/05/2017		16,000	15,995
Autozone, Inc.
1.380% due 10/11/2017		40,000	39,982
1.380% due 10/12/2017		40,000	39,980
Bank Nederlandse Gemeenten NV
1.300% due 10/31/2017		250,000	249,721
Bell Canada
1.400% due 10/16/2017		1,000	999
1.500% due 10/18/2017		10,000	9,992
1.500% due 12/11/2017		20,000	19,940
Berkshire Hathaway Energy Co.
1.300% due 10/25/2017		99,000	98,901
1.320% due 10/05/2017		30,000	29,993
1.340% due 11/27/2017		80,000	79,813
Boston Scientific Corp.
1.600% due 10/11/2017		11,900	11,895
1.600% due 10/17/2017		21,000	20,986
Caisse d’Amortissement de la Dette Sociale
1.230% due 10/23/2017		350,000	349,724
1.320% due 10/30/2017		122,000	121,874
1.360% due 10/02/2017		100,000	99,990

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Caterpillar Financial Services Ltd.
1.290% due 10/10/2017	$60,000	$59,976
CNPC Finance
1.500% due 10/13/2017	92,000	91,958
1.500% due 10/20/2017	320,000	319,778
1.525% due 10/13/2017	2,000	1,999
CRH America Finance, Inc.
1.600% due 10/18/2017	8,800	8,794
Deutsche Telekom AG
1.490% due 10/23/2017	95,000	94,902
1.500% due 11/02/2017	110,000	109,839
1.500% due 11/09/2017	80,000	79,859
1.630% due 01/30/2018	108,000	107,388
Dominion Gas Holdings LLC
1.360% due 10/16/2017	35,000	34,976
1.400% due 11/02/2017	39,500	39,446
Dominion Resources
1.400% due 10/10/2017	6,000	5,998
1.430% due 11/14/2017	30,000	29,946
Duke Energy Corp.
1.330% due 10/02/2017	78,000	77,991
1.330% due 10/05/2017	87,000	86,980
1.400% due 10/17/2017	40,000	39,972
Edison International
1.310% due 10/05/2017	44,100	44,090
EI Dupont
1.350% due 10/24/2017	15,000	14,986
Electricite de France S.A.
1.350% due 10/11/2017	213,300	213,203
Enbridge (U.S.), Inc.
1.470% due 10/04/2017	25,000	24,995
Energy Transfer Partners
2.200% due 10/06/2017	20,800	20,793
Engie
1.250% due 10/03/2017	500	500
ENI Finance USA, Inc.
1.420% due 10/18/2017	25,000	24,981
1.430% due 10/10/2017	15,000	14,994
1.460% due 10/06/2017	15,000	14,996
1.500% due 12/06/2017	24,000	23,934
Entergy Corp.
1.420% due 10/10/2017	10,000	9,995
1.420% due 10/24/2017	10,000	9,989
1.560% due 10/31/2017	12,600	12,582
Enterprise Products Operating LLC
1.300% due 10/05/2017	50,000	49,989
1.400% due 10/10/2017	50,000	49,979
1.420% due 10/11/2017	30,000	29,986
1.420% due 10/16/2017	90,000	89,942
1.430% due 10/23/2017	22,500	22,479
1.430% due 10/25/2017	25,000	24,975
1.430% due 10/26/2017	35,000	34,964
Exelon Generation Co. LLC
1.450% due 11/03/2017	111,200	111,057
Ford Motor Credit Co.
1.650% due 11/02/2017	16,000	15,977
1.655% due 11/02/2017	13,000	12,982
1.820% due 04/02/2018	5,000	4,955
1.825% due 06/01/2018	400	395
1.920% due 05/02/2018	450	445
1.950% due 04/12/2018	88,320	87,475
1.950% due 04/18/2018	32,100	31,782
1.950% due 06/01/2018	42,000	41,474
2.000% due 09/04/2018	64,680	63,472
2.000% due 09/10/2018	60,000	58,854
Glencore Funding LLC
1.450% due 10/18/2017	13,300	13,289
Hewlett Packard Enterprise Co.
1.490% due 10/26/2017	44,400	44,362
1.550% due 10/26/2017	45,000	44,962
Hitachi America Ltd.
1.330% due 10/02/2017	239,000	238,973
Hitachi Capital America Corp.
1.500% due 10/18/2017	21,000	20,985

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Holcim U.S. Finance SARL & CIE
1.420% due 10/06/2017	$30,000	$29,992
1.420% due 10/16/2017	18,900	18,888
HP, Inc.
1.430% due 10/23/2017	46,080	46,045
1.490% due 10/16/2017	16,900	16,891
1.490% due 10/23/2017	79,000	78,940
1.530% due 10/23/2017	65,000	64,951
1.550% due 10/16/2017	55,000	54,971
1.590% due 10/23/2017	60,000	59,955
Hyundai Capital America
1.370% due 10/10/2017	20,000	19,992
1.370% due 10/11/2017	50,000	49,977
1.390% due 10/16/2017	50,000	49,968
1.390% due 10/17/2017	80,000	79,945
1.390% due 10/18/2017	50,000	49,964
ING U.S. Funding LLC
1.530% due 05/11/2018	8,600	8,522
Kells Funding LLC
1.345% due 01/09/2018	138,000	137,481
Kroger Co.
1.300% due 10/02/2017	215,000	214,976
Macquarie Bank Ltd.
1.350% due 11/09/2017	100,000	99,850
Mattel, Inc.
1.580% due 10/03/2017	100,000	99,985
Molex Electronic Technologies
1.390% due 10/11/2017	100,000	99,954
1.400% due 10/16/2017	42,000	41,973
1.420% due 10/10/2017	5,000	4,998
Mondelez International, Inc.
1.400% due 10/18/2017	17,000	16,988
1.400% due 10/19/2017	34,000	33,974
1.520% due 10/17/2017	40,000	39,972
1.520% due 10/27/2017	60,000	59,935
MOODYS Corp.
1.500% due 10/02/2017	75,000	74,992
Motiva Enterprises LLC
1.420% due 10/10/2017	46,300	46,280
Nederlandse Waterschapsbank
1.220% due 10/05/2017	188,000	187,964
1.305% due 10/30/2017	300,000	299,699
NETAPP, Inc.
1.380% due 10/10/2017	7,700	7,697
NextEra Energy Capital Holdings, Inc.
1.430% due 10/02/2017	1,496	1,496
NiSource Finance Corp.
1.440% due 10/04/2017	15,000	14,997
1.450% due 10/17/2017	40,000	39,972
NRW Bank
1.365% due 02/20/2018	215,000	213,776
Oglethorpe Power Corp.
1.390% due 10/05/2017	60,000	59,986
ONEOK, Inc.
1.870% due 10/04/2017	15,000	14,997
1.870% due 10/05/2017	20,000	19,995
Philip Morris International, Inc.
1.240% due 11/14/2017	15,000	14,977
Phillips 66
1.300% due 10/02/2017	150,000	149,983
Rockwell Collins, Inc.
1.390% due 10/20/2017	10,000	9,992
Rogers Communications
1.430% due 10/25/2017	51,000	50,949
1.450% due 11/01/2017	25,000	24,968
Salt River Project Agricultural Improvement & Power District
1.270% due 12/14/2017	10,000	9,969
Schlumberger Holdings
1.460% due 10/23/2017	200	200
1.570% due 10/02/2017	15,000	14,998
Sempra Energy Holdings
1.380% due 10/17/2017	40,000	39,972
1.380% due 10/19/2017	30,000	29,977

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	171

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Southern Co.
1.450% due 10/05/2017	$23,055	$23,050
Spectra Energy Partners LP
1.400% due 10/03/2017	100,000	99,985
1.410% due 10/02/2017	50,000	49,994
1.430% due 10/02/2017	25,000	24,997
1.430% due 10/06/2017	21,000	20,994
Standard Chartered Bank
1.365% due 02/05/2018	3,000	2,985
1.425% due 02/05/2018	1,000	995
State of Netherlands
1.210% due 10/10/2017	400,000	399,852
Sumitomo Mitsui Trust Bank Ltd.
1.225% due 10/24/2017	200	200
Suncor Energy, Inc.
1.460% due 10/16/2017	23,000	22,985
1.520% due 10/25/2017	50,000	49,950
1.520% due 10/27/2017	40,000	39,957
TELUS Corp.
1.480% due 11/27/2017	20,000	19,953
Thomson Reuters Corp.
1.470% due 11/20/2017	18,400	18,361
Toyota Industries
1.500% due 06/01/2018	6,400	6,333
TransCanada PipeLines Ltd.
1.570% due 11/08/2017	15,000	14,977
Tyson Foods, Inc.
1.300% due 10/05/2017	25,000	24,994
UDR, Inc.
1.380% due 10/10/2017	50,000	49,979
1.420% due 10/30/2017	25,000	24,970
University of Pittsburgh Commonwealth
1.200% due 10/04/2017	9,000	9,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Volvo Group Treasury N.A.
1.400% due 10/11/2017	$30,000	$29,986
1.400% due 10/23/2017	40,000	39,963
1.400% due 10/24/2017	10,000	9,990
1.420% due 10/25/2017	9,500	9,491
1.460% due 10/16/2017	15,000	14,990
VW CR, Inc.
1.490% due 11/27/2017	50,000	49,883
Walgreens Boots Alliance
1.350% due 10/13/2017	2,000	1,999
Whirlpool Corp.
1.470% due 12/26/2017	36,000	35,868
1.470% due 12/27/2017	30,000	29,889

		8,413,648

REPURCHASE AGREEMENTS (d) 9.3%
		2,766,338

SHORT-TERM NOTES 0.8%
Gilead Sciences, Inc.
1.496% (US0003M + 0.170%) due 09/20/2018 ~	27,900	27,917
GM Financial Automobile Leasing Trust
1.350% due 09/20/2018	40,000	40,001
GM Financial Consumer Automobile Receivables Trust
1.350% due 07/16/2018	42,771	42,772
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	9,036	9,036
3.041% (US0003M + 1.740%) due 10/05/2017 ~	38,150	38,153
Pacific Gas & Electric Co.
1.518% (US0003M + 0.200%) due 11/30/2017 ~	340	340

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Toyota Motor Credit Corp.
1.566% (US0003M + 0.250%) due 12/05/2017 ~		$72,600	$72,634
Westlake Automobile Receivables Trust
1.100% due 03/15/2018		466	467

			231,320

JAPAN TREASURY BILLS 20.5%
(0.125)% due 10/02/2017 - 01/10/2018 †(a)(b)	JPY	683,093,750	6,072,241

U.S. TREASURY BILLS 0.2%
1.041% due 11/09/2017 - 01/18/2018 (a)(b)(f)		$67,225	67,055

Total Short-Term Instruments (Cost $18,749,609)			18,732,999

Total Investments in Securities (Cost $31,162,695)			31,206,928

Total Investments 105.2% (Cost $31,162,695)			$31,206,928

Financial Derivative Instruments (e) (0.1)%
(Cost or Premiums, net $0)			(22,241)

Other Assets and Liabilities, net (5.1)%			(1,528,803)

Net Assets 100.0%			$29,655,884

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Short-Term Floating NAV Portfolio III Subsidiary, LLC, which is a 100% owned subsidiary of the Portfolio.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.

(c)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Oesterreichische Kontrollbank AG	1.321%	09/18/2018	02/06/2017 - 09/27/2017	$ 144,983	$145,046	0.49%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	1.110%	10/02/2017	10/03/2017	$	205,300	U.S. Treasury Notes 1.125% - 2.750% due 07/31/2021 -02/15/2024	$(209,522)	$205,300	$205,306
	1.240	09/29/2017	10/02/2017		4,100	Fannie Mae 4.000% due 04/01/2047	(4,233)	4,100	4,100
BOS	1.040	09/29/2017	10/02/2017		300	U.S. Treasury Bonds 3.125% due 08/15/2044	(307)	300	300
	1.170	09/25/2017	10/10/2017		250,000	U.S. Treasury Bonds 2.500% - 2.875% due 02/15/2046 - 11/15/2046	(253,393)	250,000	250,057
	1.220	09/29/2017	10/02/2017		178,200	U.S. Treasury Notes 2.625% due 11/15/2020	(181,542)	178,200	178,218
	1.240	09/29/2017	10/02/2017		125,600	U.S. Treasury Bonds 3.125% due 08/15/2044	(128,386)	125,600	125,613
COM	(0.650)	09/28/2017	10/04/2017	EUR	100,000	FMS Wertmanagement 0.000% due 03/20/2019	(118,766)	118,180	118,171
	(0.500)	10/02/2017	10/03/2017		250,000	FMS Wertmanagement 0.000% due 01/23/2019	(291,714)	295,450	295,447

172	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
GSC	1.220	09/29/2017	10/02/2017	$	1,300	Freddie Mac 3.500% due 09/01/2042	$(1,346)	$1,300	$1,300
IND	(0.650)	09/29/2017	10/02/2017	EUR	260,000	Bpifrance Financement S.A. 0.125% due 11/25/2020	(28,685)	307,268	307,254
						French Republic Government International Bond 1.000% due 05/25/2027	(165,267)
						Kingdom of Belgium Government Bond 1.450% - 2.250% due 06/22/2037 - 06/22/2057	(91,872)
						Treasury Certificates 0.000% due 04/12/2018	(23,723)
	(0.550)	09/29/2017	10/02/2017		200,000	Bpifrance Financement S.A. 0.125% due 11/25/2020	(27,849)	236,360	236,351
						Caisse d’Amortissement de la Dette Sociale 0.050% due 11/25/2020	(25,219)
						European Investment Bank 0.000% due 01/15/2019	(45,935)
						Landwirtschaftliche Rentenbank 0.625% due 02/20/2030	(69,213)
						State of North Rhine-Westphalia Germany 1.625% due 10/24/2030	(63,070)
	1.220	09/29/2017	10/02/2017	$	123,200	U.S. Treasury Notes 3.750% due 11/15/2018	(125,693)	123,200	123,213
MBC	1.230	09/29/2017	10/02/2017		240,400	U.S. Treasury Bonds 2.875% due 05/15/2043	(64,163)	240,400	240,425
						U.S. Treasury Notes 1.375% - 1.750% due 02/28/2019 - 01/31/2023	(184,691)
MFK	1.220	09/29/2017	10/02/2017		100,000	U.S. Treasury Bonds 3.000% due 11/15/2044	(102,219)	100,000	100,010
NXN	1.220	09/29/2017	10/02/2017		200,000	U.S. Treasury Bonds 2.750% due 11/15/2042	(204,281)	200,000	200,020
RDR	1.200	09/26/2017	10/03/2017		100,000	U.S. Treasury Notes 2.000% - 2.500% due 08/15/2023 - 11/15/2026	(101,330)	100,000	100,020
	1.220	09/29/2017	10/02/2017		2,500	U.S. Treasury Notes 2.125% due 08/15/2021	(2,549)	2,500	2,500
SCX	1.220	09/29/2017	10/02/2017		160,000	U.S. Treasury Bonds 3.000% - 3.125% due 02/15/2043 - 05/15/2045	(121,520)	160,000	160,016
						U.S. Treasury Notes 2.000% due 06/30/2024	(41,826)
SOG	(0.800)	09/28/2017	10/04/2017	EUR	100,000	French Republic Government International Bond 1.750% due 11/25/2024	(117,553)	118,180	118,167

Total Repurchase Agreements							$(2,795,867)	$2,766,338	$2,766,488

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.7)%
Ginnie Mae, TBA	3.000%	11/01/2047	$ 200,000	$(202,891)	$(202,559)

Total Short Sales (0.7)%				$(202,891)	$(202,559)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
BCY	$209,406	$0	$0	$209,406	$(213,755)	$(4,349)
BOS	554,188	0	0	554,188	(565,438)	(11,250)
COM	413,618	0	0	413,618	(410,000)	3,618
GSC	1,300	0	0	1,300	(1,347)	(47)
IND	666,818	0	0	666,818	(666,526)	292
MBC	240,425	0	0	240,425	(248,853)	(8,428)
MFK	100,010	0	0	100,010	(102,219)	(2,209)
NXN	200,020	0	0	200,020	(204,281)	(4,261)
RDR	102,520	0	0	102,520	(104,434)	(1,914)
SCX	160,016	0	0	160,016	(163,346)	(3,330)
SOG	118,167	0	0	118,167	(117,943)	224

Total Borrowings and Other Financing Transactions	$2,766,488	$0	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	173

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

Securities with an aggregate market value of $480 have been pledged as collateral under the terms of the following master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	10/2017	†	JPY	23,710,000		$212,418	$1,481	$0
	01/2018		DKK	622,698		91,049	0	(8,393)
	01/2018			$8,958	MXN	176,000	568	0
	04/2018		DKK	807,946		$118,255	0	(11,515)
	10/2018			181,295		26,698	0	(2,770)
BPS	10/2017	†	JPY	83,643,750		749,340	5,761	0
	10/2017	†		$5,624	JPY	633,500	7	0
	11/2017	†	JPY	633,500		$5,631	0	(7)
	01/2018		DKK	305,732		45,000	0	(3,824)
	01/2018			$1,058	DKK	6,940	51	0
	04/2018		DKK	227,285		$33,390	0	(3,116)
CBK	10/2017	†	JPY	295,828,400		2,645,494	19,789	(5,266)
	11/2017	†		23,550,000		215,318	5,640	0
	01/2018	†		72,000,000		641,623	0	(1,628)
GLM	10/2017		DKK	43,488		6,372	0	(535)
	10/2017			$36	DKK	246	3	0
	11/2017	†	JPY	32,600		$290	0	0
	11/2017		MYR	202,690		48,402	441	0
	12/2017			202,560		47,366	0	(560)
	01/2018		DKK	152,358		22,107	0	(2,224)
	01/2018		MXN	176,000		8,595	0	(931)
	04/2018		DKK	613,161		89,893	0	(8,591)
	04/2018			$5,069	DKK	33,100	247	0
HUS	01/2018		DKK	82,190		$12,078	0	(1,048)
	04/2018			131,421		19,564	0	(1,544)
IND	01/2018			36,880		5,380	0	(509)
JPM	10/2017		EUR	50,000		58,703	0	(419)
	10/2017	†	JPY	123,770,000		1,104,182	4,388	(1,088)
	01/2018		DKK	316,081		46,348	0	(4,129)
	04/2018			272,103		39,776	0	(3,928)
MSB	11/2017		MYR	4,230		1,010	9	0
	01/2018		DKK	144,116		20,795	0	(2,220)
NAB	10/2017			74,706		10,931	0	(934)
SCX	10/2017		EUR	100,000		118,211	25	0
	10/2017	†	JPY	633,500		5,847	216	0
SOG	03/2018		CZK	674,400		27,622	0	(3,395)
TOR	01/2018		DKK	140,332		20,781	0	(1,629)
UAG	10/2017		EUR	100,000		117,594	0	(593)
	10/2017	†	JPY	66,400,000		600,081	9,210	0
	11/2017		MYR	418,607		99,979	912	0
	11/2017			$37,809	MYR	158,171	0	(381)
	12/2017			55,980		233,904	0	(638)
	02/2018		MYR	111,347		$26,533	226	0
	03/2018			253,460		60,445	600	0

Total Forward Foreign Currency Contracts							$49,574	$(71,815)

174	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
PIMCO Short-Term Floating NAV Portfolio III
BOA	$568	$0	$0	$568	$(22,678)	$0	$0	$(22,678)	$(22,110)	$21,430	$(680)
BPS	51	0	0	51	(6,940)	0	0	(6,940)	(6,889)	6,720	(169)
GLM	691	0	0	691	(12,841)	0	0	(12,841)	(12,150)	11,725	(425)
HUS	0	0	0	0	(2,592)	0	0	(2,592)	(2,592)	2,560	(32)
IND	0	0	0	0	(509)	0	0	(509)	(509)	529	20
JPM	0	0	0	0	(8,476)	0	0	(8,476)	(8,476)	16,714	8,238
MSB	9	0	0	9	(2,220)	0	0	(2,220)	(2,211)	2,165	(46)
NAB	0	0	0	0	(934)	0	0	(934)	(934)	1,116	182
SCX	25	0	0	25	0	0	0	0	25	(350)	(325)
SOG	0	0	0	0	(3,395)	0	0	(3,395)	(3,395)	3,420	25
TOR	0	0	0	0	(1,629)	0	0	(1,629)	(1,629)	1,699	70
UAG	1,738	0	0	1,738	(1,612)	0	0	(1,612)	126	(710)	(584)

PIMCO Short-Term Floating NAV Portfolio III Subsidiary LLC (Subsidiary)
BOA	1,481	0	0	1,481	0	0	0	0	1,481	(1,080)	401
BPS	5,768	0	0	5,768	(7)	0	0	(7)	5,761	(7,150)	(1,389)
CBK	25,429	0	0	25,429	(6,894)	0	0	(6,894)	18,535	(24,770)	(6,235)
JPM	4,388	0	0	4,388	(1,088)	0	0	(1,088)	3,300	(2,320)	980
SCX	216	0	0	216	0	0	0	0	216	0	216
UAG	9,210	0	0	9,210	0	0	0	0	9,210	(8,830)	380

Total Over the Counter	$49,574	$0	$0	$49,574	$(71,815)	$0	$0	$(71,815)

(f)	Securities with an aggregate market value of 68,078 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$49,574	$0	$49,574

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$71,815	$0	$71,815

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized (Loss) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(10,905)	$0	$(10,905)

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$31,438	$0	$31,438

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	175

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,979,874	$0	$5,979,874
Industrials	0	1,254,740	0	1,254,740
Utilities	0	425,184	0	425,184
Municipal Bonds & Notes
New York	0	21,108	0	21,108
U.S. Government Agencies	0	2,751,805	0	2,751,805
Asset-Backed Securities	0	101,745	1,260	103,005
Sovereign Issues	0	1,938,213	0	1,938,213
Short-Term Instruments
Certificates of Deposit	0	1,182,397	0	1,182,397
Commercial Paper	111,057	8,302,591	0	8,413,648
Repurchase Agreements	0	2,766,338	0	2,766,338
Short-Term Notes	0	231,320	0	231,320
Japan Treasury Bills	0	6,072,241	0	6,072,241
U.S. Treasury Bills	0	67,055	0	67,055

Total Investments	$111,057	$31,094,611	$1,260	$31,206,928

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(202,559)	$0	$(202,559)

Financial Derivative Instruments - Assets
Over the counter	$0	$49,574	$0	$49,574

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(71,815)	$0	$(71,815)

Total Financial Derivative Instruments	$0	$(22,241)	$0	$(22,241)

Totals	$111,057	$30,869,811	$1,260	$30,982,128

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

176	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio IV

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 104.0%

CORPORATE BONDS & NOTES 52.9%

BANKING & FINANCE 29.8%
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019	$3,500	$3,534
AerCap Ireland Capital DAC
3.750% due 05/15/2019	8,300	8,496
4.250% due 07/01/2020	1,700	1,777
4.625% due 10/30/2020	950	1,012
AIA Group Ltd.
1.750% due 03/13/2018	3,000	2,993
Air Lease Corp.
2.125% due 01/15/2018	5,593	5,599
3.375% due 01/15/2019	1,400	1,424
American Honda Finance Corp.
1.457% (US0003M + 0.150%) due 01/22/2019 ~	20,000	20,025
American Tower Corp.
3.450% due 09/15/2021	400	414
Aozora Bank Ltd.
2.750% due 03/09/2020	2,000	2,010
Athene Global Funding
2.447% (US0003M + 1.140%) due 04/20/2020 ~	2,000	2,020
2.564% (US0003M + 1.230%) due 07/01/2022 ~	40,000	40,405
Aviation Capital Group Corp.
2.875% due 09/17/2018	4,090	4,126
4.625% due 01/31/2018	11,399	11,504
Banco del Estado de Chile
2.000% due 11/09/2017	3,500	3,501
Banco Santander Chile
3.192% (US0003M + 1.875%) due 06/07/2018 ~	1,589	1,607
Bangkok Bank PCL
2.750% due 03/27/2018	1,000	1,003
3.300% due 10/03/2018	5,000	5,061
Bank of America Corp.
1.971% (US0003M + 0.650%) due 10/01/2021 ~	21,400	21,474
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.866% (US0003M + 0.550%) due 03/05/2018 ~	34,984	35,044
2.300% due 03/05/2020	9,000	9,024
2.339% (US0003M + 1.020%) due 09/14/2018 ~	4,750	4,788
2.350% due 09/08/2019	3,000	3,018
Barclays Bank PLC
6.050% due 12/04/2017	8,173	8,231
Barclays PLC
2.000% due 03/16/2018	11,950	11,963
3.419% (US0003M + 2.110%) due 08/10/2021 ~	12,000	12,536
Bear Stearns Cos. LLC
6.400% due 10/02/2017	600	600
BNZ International Funding Ltd.
2.016% (US0003M + 0.700%) due 02/21/2020 ~	2,500	2,514
BOC Aviation Ltd.
2.375% due 09/15/2021	1,000	985
2.750% due 09/18/2022	13,600	13,487
2.875% due 10/10/2017	5,500	5,501
3.000% due 05/23/2022	1,500	1,504
Caterpillar Financial Services Corp.
1.814% (US0003M + 0.510%) due 01/10/2020 ~	13,000	13,079
1.906% (US0003M + 0.590%) due 06/06/2022 ~	8,000	8,028
CBOE Holdings, Inc.
1.950% due 06/28/2019	7,000	6,996
CDP Financial, Inc.
4.400% due 11/25/2019	9,400	9,900

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citibank N.A.
1.581% (US0003M + 0.260%) due 09/18/2019 ~	$30,000	$30,031
Citigroup, Inc.
2.247% (US0003M + 0.930%) due 06/07/2019 ~	18,800	18,992
2.263% (US0003M + 0.950%) due 07/24/2023 ~	10,000	10,031
2.501% (US0003M + 1.190%) due 08/02/2021 ~	36,600	37,251
CK Hutchison International Ltd.
2.250% due 09/29/2020	27,000	26,936
CMT MTN Pte. Ltd.
3.731% due 03/21/2018	2,700	2,730
CNP Assurances
7.500% (USSW6 + 6.481%) due 10/18/2018 ~(d)	1,600	1,685
Credit Suisse AG
1.750% due 01/29/2018	3,750	3,753
Credit Suisse Group Funding Guernsey Ltd.
3.594% (US0003M + 2.290%) due 04/16/2021 ~	12,000	12,610
Daimler Finance North America LLC
2.041% due 07/05/2019	1,250	1,260
DBS Group Holdings Ltd.
1.807% (US0003M + 0.490%) due 06/08/2020 ~	53,400	53,593
Dexia Credit Local S.A.
1.928% (US0003M + 0.600%) due 03/23/2018 ~	600	601
2.250% due 02/18/2020	25,350	25,407
Discover Bank
2.000% due 02/21/2018	19,055	19,085
DNB Bank ASA
2.125% due 10/02/2020 (a)	30,000	29,995
DNB Boligkreditt A/S
1.450% due 03/21/2018	30,555	30,541
E.ON International Finance BV
5.800% due 04/30/2018	3,300	3,375
Erste Abwicklungsanstalt
1.250% due 03/15/2018	10,000	9,981
1.527% (US0003M + 0.210%) due 03/09/2020 ~	24,400	24,502
1.625% due 02/21/2019	5,400	5,388
European Investment Bank
1.417% (US0003M + 0.100%) due 01/27/2020 ~	5,000	5,007
EXIM Sukuk Malaysia Bhd.
2.874% due 02/19/2019	3,675	3,704
First Republic Bank
2.375% due 06/17/2019	6,300	6,329
Ford Motor Credit Co. LLC
2.139% (US0003M + 0.830%) due 08/12/2019 ~	13,340	13,402
2.140% (US0003M + 0.830%) due 03/12/2019 ~	12,000	12,060
2.220% (US0003M + 0.900%) due 06/15/2018 ~	1,000	1,004
General Motors Financial Co., Inc.
2.864% (US0003M + 1.560%) due 01/15/2020 ~	12,000	12,243
3.100% due 01/15/2019	10,000	10,144
6.750% due 06/01/2018	1,500	1,549
Goldman Sachs Group, Inc.
2.313% (US0003M + 1.000%) due 07/24/2023 ~	13,000	13,053
2.375% due 01/22/2018	4,608	4,619
2.917% (US0003M + 1.600%) due 11/29/2023 ~	12,000	12,453
HBOS PLC
6.750% due 05/21/2018	2,695	2,776
Hong Kong Sukuk Ltd.
1.894% due 06/03/2020	10,000	9,959

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Holdings PLC
2.977% (US0003M + 1.660%) due 05/25/2021 ~	$49,950	$51,787
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017	3,000	3,001
2.000% due 11/08/2017	10,729	10,737
Hyundai Capital Services, Inc.
1.625% due 08/30/2019	7,060	6,934
ICICI Bank Ltd.
3.125% due 08/12/2020	2,000	2,022
4.700% due 02/21/2018	9,520	9,624
4.800% due 05/22/2019	2,640	2,743
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019	4,156	4,245
ING Bank NV
1.925% (US0003M + 0.610%) due 08/15/2019 ~	10,000	10,056
2.094% (US0003M + 0.780%) due 08/17/2018 ~	7,500	7,542
International Lease Finance Corp.
3.875% due 04/15/2018	11,675	11,806
7.125% due 09/01/2018	33,848	35,448
8.250% due 12/15/2020	2,400	2,810
Jackson National Life Global Funding
2.060% (US0003M + 0.730%) due 06/27/2022 ~	29,000	29,193
John Deere Capital Corp.
1.797% (US0003M + 0.480%) due 09/08/2022 ~	20,000	20,052
JPMorgan Chase & Co.
2.417% (US0003M + 1.100%) due 06/07/2021 ~	9,000	9,171
2.516% (US0003M + 1.205%) due 10/29/2020 ~	15,100	15,461
2.796% (US0003M + 1.480%) due 03/01/2021 ~	16,100	16,623
JPMorgan Chase Bank N.A.
1.650% due 09/23/2019	3,054	3,044
LeasePlan Corp. NV
2.500% due 05/16/2018	14,219	14,239
3.000% due 10/23/2017	4,300	4,303
Macquarie Bank Ltd.
1.685% (US0003M + 0.350%) due 04/04/2019 ~(a)	66,000	66,009
2.431% (US0003M + 1.120%) due 07/29/2020 ~	12,000	12,203
Macquarie Group Ltd.
3.000% due 12/03/2018	1,844	1,867
Metropolitan Life Global Funding
1.544% (US0003M + 0.220%) due 09/19/2019 ~	90,000	90,093
Mitsubishi UFJ Financial Group, Inc.
2.104% (US0003M + 0.790%) due 07/25/2022 ~	3,150	3,164
2.377% (US0003M + 1.060%) due 09/13/2021 ~	4,000	4,062
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.000% due 02/28/2018	7,500	7,508
2.500% due 03/09/2020	1,000	1,004
2.750% due 10/21/2020	1,400	1,415
Mizuho Bank Ltd.
1.969% (US0003M + 0.640%) due 03/26/2018 ~	8,000	8,019
2.450% due 04/16/2019	3,200	3,222
Mizuho Financial Group, Inc.
2.197% (US0003M + 0.880%) due 09/11/2022 ~	18,675	18,740
2.257% (US0003M + 0.940%) due 02/28/2022 ~	32,881	33,077
2.457% (US0003M + 1.140%) due 09/13/2021 ~	1,000	1,015
2.784% (US0003M + 1.480%) due 04/12/2021 ~	12,000	12,304
Mizuho Securities USA LLC
1.981% (US0003M + 0.650%) due 06/28/2019 ~	1,930	1,930

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	177

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio IV (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley
2.125% due 04/25/2018	$5,000	$5,015
2.243% (US0003M + 0.930%) due 07/22/2022 ~	5,000	5,022
6.625% due 04/01/2018	34,000	34,835
Nasdaq, Inc.
1.713% (US0003M + 0.390%) due 03/22/2019 ~	26,800	26,818
National Bank of Canada
1.904% (US0003M + 0.600%) due 01/17/2020 ~	40,850	41,079
Nomura Holdings, Inc.
2.750% due 03/19/2019	7,437	7,507
Nordea Bank AB
1.713% (US0003M + 0.410%) due 04/07/2020 ~	12,000	11,990
1.787% (US0003M + 0.470%) due 05/29/2020 ~	12,200	12,250
1.953% (US0003M + 0.620%) due 09/30/2019 ~	6,615	6,667
2.161% (US0003M + 0.840%) due 09/17/2018 ~	1,685	1,697
Oesterreichische Kontrollbank AG
1.321% (US0003M) due 09/18/2018 ~(e)	15,000	15,005
ORIX Corp.
2.900% due 07/18/2022	23,037	23,140
Protective Life Global Funding
2.615% due 08/22/2022	13,900	13,889
QBE Insurance Group Ltd.
2.400% due 05/01/2018	3,000	3,009
QNB Finance Ltd.
2.125% due 02/14/2018	3,100	3,100
2.750% due 10/31/2018	4,200	4,210
RCI Banque S.A.
3.500% due 04/03/2018	4,230	4,262
Royal Bank of Scotland Group PLC
2.785% (US0003M + 1.470%) due 05/15/2023 ~	31,458	31,719
4.700% due 07/03/2018	2,000	2,036
Santander Holdings USA, Inc.
2.650% due 04/17/2020	14,000	14,072
2.767% (US0003M + 1.450%) due 11/24/2017 ~	5,674	5,685
Santander UK Group Holdings PLC
2.875% due 08/05/2021	11,200	11,264
Santander UK PLC
2.000% due 08/24/2018	21,000	21,042
Skandinaviska Enskilda Banken AB
1.887% (US0003M + 0.570%) due 09/13/2019 ~	3,600	3,620
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021	1,000	992
SoQ Sukuk A QSC
2.099% due 01/18/2018	4,500	4,504
Standard Chartered PLC
1.700% due 04/17/2018	685	684
1.944% (US0003M + 0.640%) due 04/17/2018 ~	5,600	5,607
2.100% due 08/19/2019	4,542	4,538
2.400% due 09/08/2019	8,500	8,539
2.446% (US0003M + 1.130%) due 08/19/2019 ~	2,000	2,024
State Bank of India
2.252% (US0003M + 0.950%) due 04/06/2020 ~	13,380	13,397
3.250% due 04/18/2018	15,575	15,698
3.622% due 04/17/2019	1,485	1,513
Sumitomo Mitsui Banking Corp.
1.884% (US0003M + 0.580%) due 01/16/2018 ~	500	501
Sumitomo Mitsui Financial Group, Inc.
2.084% (US0003M + 0.780%) due 07/12/2022 ~	12,200	12,213
2.275% (US0003M + 0.970%) due 01/11/2022 ~	4,354	4,393

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.446% (US0003M + 1.140%) due 10/19/2021 ~		$7,750	$7,885
2.997% (US0003M + 1.680%) due 03/09/2021 ~		9,900	10,240
Sumitomo Mitsui Trust Bank Ltd.
1.764% (US0003M + 0.440%) due 09/19/2019 ~		5,000	5,004
1.800% due 03/28/2018		3,000	3,004
1.826% (US0003M + 0.510%) due 03/06/2019 ~		900	902
2.214% (US0003M + 0.910%) due 10/18/2019 ~		2,500	2,525
Svenska Handelsbanken AB
1.811% (US0003M + 0.490%) due 06/17/2019 ~		6,350	6,381
Swedbank AB
2.019% (US0003M + 0.700%) due 03/14/2022 ~		2,000	2,015
Synchrony Financial
2.711% (US0003M + 1.400%) due 11/09/2017 ~		3,200	3,203
Total System Services, Inc.
2.375% due 06/01/2018		5,125	5,143
Toyota Motor Credit Corp.
1.797% (US0003M + 0.480%) due 09/08/2022 ~		15,000	15,039
2.860% due 01/28/2021	AUD	6,000	4,621
UBS AG
1.897% (US0003M + 0.580%) due 06/08/2020 ~		$600	603
2.166% (US0003M + 0.850%) due 06/01/2020 ~		16,000	16,197
4.750% (USSW5 + 3.765%) due 05/22/2023 ~		4,400	4,467
UBS Group Funding Switzerland AG
2.265% (US0003M + 0.950%) due 08/15/2023 ~		12,000	12,006
3.000% due 04/15/2021		4,600	4,667
3.084% (US0003M + 1.780%) due 04/14/2021 ~		26,700	27,670
United Overseas Bank Ltd.
2.875% (H15T5Y + 2.300%) due 10/17/2022 ~		3,000	2,997
Vonovia Finance BV
3.200% due 10/02/2017		5,600	5,600
Vornado Realty LP
2.500% due 06/30/2019		1,400	1,409
Voya Financial, Inc.
2.900% due 02/15/2018		4,573	4,593
Welltower, Inc.
2.250% due 03/15/2018		2,000	2,005

			1,809,417

INDUSTRIALS 19.0%
Alibaba Group Holding Ltd.
1.625% due 11/28/2017		4,697	4,700
Allergan Funding SCS
2.350% due 03/12/2018		12,300	12,337
2.390% (US0003M + 1.080%) due 03/12/2018 ~		23,446	23,525
2.565% (US0003M + 1.255%) due 03/12/2020 ~		9,718	9,902
Amgen, Inc.
1.629% (US0003M + 0.320%) due 05/10/2019 ~		1,100	1,104
Anadarko Petroleum Corp.
6.950% due 06/15/2019		2,800	3,018
Anheuser-Busch InBev Finance, Inc.
2.571% (US0003M + 1.260%) due 02/01/2021 ~		10,500	10,858
Anheuser-Busch North American Holding Corp.
2.001% (US0003M + 0.690%) due 08/01/2018 ~		500	501
AP Moller - Maersk A/S
2.550% due 09/22/2019		1,100	1,107

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AutoNation, Inc.
6.750% due 04/15/2018	$2,145	$2,201
Bacardi Ltd.
8.200% due 04/01/2019	1,000	1,090
Baidu, Inc.
2.250% due 11/28/2017	1,830	1,833
3.250% due 08/06/2018	17,039	17,212
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~	26,500	26,559
2.195% (US0003M + 0.880%) due 08/15/2022 ~	19,850	19,928
2.195% due 08/15/2022 ~	12,000	12,056
BAT International Finance PLC
2.750% due 06/15/2020	1,178	1,197
Baxalta, Inc.
2.875% due 06/23/2020	3,800	3,859
Beam Suntory, Inc.
1.750% due 06/15/2018	1,800	1,798
BMW U.S. Capital LLC
1.942% (US0003M + 0.640%) due 04/06/2022 ~	5,505	5,557
Canadian Natural Resources Ltd.
1.750% due 01/15/2018	13,000	13,010
Cardinal Health, Inc.
2.090% (US0003M + 0.770%) due 06/15/2022 ~	11,990	12,048
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	4,700	4,680
2.091% due 09/14/2021	28,292	27,709
2.126% (US0003M + 0.810%) due 03/03/2022 ~	2,000	2,009
2.169% (US0003M + 0.850%) due 09/14/2021 ~	9,000	9,055
2.170% due 08/05/2019	1,120	1,119
2.241% due 02/16/2021	1,000	997
2.362% due 05/28/2021	7,250	7,212
2.369% due 09/10/2018	6,825	6,844
Chevron Corp.
2.264% (US0003M + 0.950%) due 05/16/2021 ~	27,800	28,480
CNPC General Capital Ltd.
1.950% due 11/25/2017	5,740	5,742
1.950% due 04/16/2018	4,326	4,326
Competition Team Technologies Ltd.
2.125% due 12/13/2017	6,875	6,880
ConocoPhillips Co.
2.215% (US0003M + 0.900%) due 05/15/2022 ~	20,000	20,423
CRH America, Inc.
8.125% due 07/15/2018	2,228	2,335
Crown Castle Towers LLC
6.113% due 01/15/2040	1,000	1,069
D.R. Horton, Inc.
3.750% due 03/01/2019	700	713
4.000% due 02/15/2020	1,700	1,762
4.375% due 09/15/2022	1,800	1,923
Daimler Finance North America LLC
1.562% (US0003M + 0.250%) due 11/05/2018 ~	6,400	6,403
1.842% (US0003M + 0.530%) due 05/05/2020 ~	5,000	5,021
1.931% (US0003M + 0.620%) due 10/30/2019 ~	2,000	2,011
2.000% due 08/03/2018	400	401
2.171% (US0003M + 0.860%) due 08/01/2018 ~	35,590	35,793
2.250% due 09/03/2019	900	904
2.375% due 08/01/2018	7,809	7,853
Dell International LLC
3.480% due 06/01/2019	54,400	55,503
Delphi Automotive PLC
3.150% due 11/19/2020	1,900	1,945
Delta Air Lines, Inc.
2.875% due 03/13/2020	34,800	35,212

178	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deutsche Telekom International Finance BV
1.774% (US0003M + 0.450%) due 09/19/2019 ~	$21,000	$21,038
Discovery Communications LLC
2.036% (US0003M + 0.710%) due 09/20/2019 ~	1,000	1,006
Doosan Infracore Co. Ltd.
2.500% due 07/26/2020	5,000	4,987
DXC Technology Co.
2.266% (US0003M + 0.950%) due 03/01/2021 ~	9,700	9,738
eBay, Inc.
2.181% (US0003M + 0.870%) due 01/30/2023 ~	18,095	18,156
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~	27,700	27,936
Energy Transfer LP
2.500% due 06/15/2018	6,000	6,025
9.000% due 04/15/2019	2,200	2,422
EQT Corp.
2.104% (US0003M + 0.770%) due 10/01/2020 ~(a)	12,800	12,828
2.500% due 10/01/2020 (a)	9,720	9,763
6.500% due 04/01/2018	1,210	1,236
ERAC USA Finance LLC
2.800% due 11/01/2018	1,950	1,966
5.250% due 10/01/2020	700	758
Fidelity National Information Services, Inc.
2.000% due 04/15/2018	1,760	1,763
2.850% due 10/15/2018	2,631	2,662
Flex Ltd.
4.625% due 02/15/2020	1,400	1,466
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	1,700	1,781
5.625% due 07/31/2019	2,800	2,972
GATX Corp.
2.500% due 07/30/2019	1,500	1,512
General Motors Co.
2.112% (US0003M + 0.800%) due 08/07/2020 ~	1,300	1,302
3.500% due 10/02/2018	1,500	1,525
Goldcorp, Inc.
2.125% due 03/15/2018	1,100	1,101
Hewlett Packard Enterprise Co.
3.231% (US0003M + 1.930%) due 10/05/2018 ~	1,695	1,721
Historic TW, Inc.
6.875% due 06/15/2018	9,279	9,600
HP, Inc.
2.244% (US0003M + 0.940%) due 01/14/2019 ~	2,500	2,511
Hyundai Capital America
2.134% (US0003M + 0.800%) due 04/03/2020 ~	2,000	1,997
2.400% due 10/30/2018	833	836
2.500% due 03/18/2019	9,300	9,310
Imperial Brands Finance PLC
2.050% due 02/11/2018	5,600	5,603
2.050% due 07/20/2018	4,190	4,193
2.950% due 07/21/2020	3,600	3,657
Intel Corp.
1.659% (US0003M + 0.350%) due 05/11/2022 ~	5,000	5,017
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	2,500	2,537
Kinder Morgan, Inc.
2.000% due 12/01/2017	1,624	1,625
2.589% (US0003M + 1.280%) due 01/15/2023 ~	12,000	12,028
7.250% due 06/01/2018	1,065	1,103
Kraft Heinz Foods Co.
1.729% (US0003M + 0.420%) due 08/09/2019 ~	13,900	13,915

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.879% (US0003M + 0.570%) due 02/10/2021 ~	$5,400	$5,407
2.129% (US0003M + 0.820%) due 08/10/2022 ~	3,000	3,005
Marks & Spencer PLC
6.250% due 12/01/2017	4,000	4,027
Martin Marietta Materials, Inc.
1.965% (US0003M + 0.650%) due 05/22/2020 ~	5,800	5,826
Masco Corp.
3.500% due 04/01/2021	12,800	13,208
Moody’s Corp.
2.625% due 01/15/2023	5,000	4,976
Mylan NV
3.150% due 06/15/2021	5,300	5,397
Mylan, Inc.
2.550% due 03/28/2019	700	703
2.600% due 06/24/2018	18,542	18,637
NetApp, Inc.
2.000% due 12/15/2017	5,619	5,621
2.000% due 09/27/2019	6,100	6,101
Nissan Motor Acceptance Corp.
1.837% (US0003M + 0.520%) due 09/13/2019 ~	800	804
1.954% (US0003M + 0.650%) due 07/13/2022 ~	2,500	2,500
2.021% (US0003M + 0.690%) due 09/28/2022 ~	34,900	35,010
2.194% (US0003M + 0.890%) due 01/13/2022 ~	1,500	1,508
2.327% (US0003M + 1.010%) due 03/08/2019 ~	5,600	5,663
NXP BV
3.750% due 06/01/2018	1,500	1,519
Oracle Corp.
1.814% (US0003M + 0.510%) due 10/08/2019 ~	600	605
Penske Truck Leasing Co. LP
2.875% due 07/17/2018	4,555	4,598
Petroleos Mexicanos
3.125% due 01/23/2019	1,095	1,108
3.324% (US0003M + 2.020%) due 07/18/2018 ~	1,931	1,955
8.000% due 05/03/2019	13,000	14,202
Petronas Capital Ltd.
5.250% due 08/12/2019	1,000	1,056
Phillips 66
1.954% (US0003M + 0.650%) due 04/15/2019 ~	23,920	23,952
2.054% (US0003M + 0.750%) due 04/15/2020 ~	1,000	1,002
Pioneer Natural Resources Co.
6.875% due 05/01/2018	1,150	1,183
QUALCOMM, Inc.
1.676% (US0003M + 0.360%) due 05/20/2019 ~	13,200	13,254
1.766% (US0003M + 0.450%) due 05/20/2020 ~	900	906
2.041% (US0003M + 0.730%) due 01/30/2023 ~	17,550	17,651
QVC, Inc.
3.125% due 04/01/2019	5,270	5,326
Reckitt Benckiser Treasury Services PLC
1.888% (US0003M + 0.560%) due 06/24/2022 ~	7,800	7,829
Rogers Communications, Inc.
6.800% due 08/15/2018	6,000	6,261
RPM International, Inc.
6.500% due 02/15/2018	2,510	2,553
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	4,000	4,332
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	6,000	5,991
SK Telecom Co. Ltd.
2.125% due 05/01/2018	6,060	6,058

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sky PLC
6.100% due 02/15/2018	$3,913	$3,977
9.500% due 11/15/2018	195	211
Solvay Finance America LLC
3.400% due 12/03/2020	1,500	1,549
Southern Co.
2.035% (US0003M + 0.700%) due 09/30/2020 ~	23,200	23,368
Spectra Energy Partners LP
2.016% (US0003M + 0.700%) due 06/05/2020 ~	2,000	2,017
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	6,500	6,614
Statoil ASA
1.605% (US0003M + 0.290%) due 05/15/2018 ~	500	501
1.772% (US0003M + 0.460%) due 11/08/2018 ~	13,575	13,633
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	23,000	23,189
Tencent Holdings Ltd.
3.375% due 03/05/2018	1,900	1,912
3.375% due 05/02/2019	10,043	10,246
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018	27,500	27,403
1.700% due 07/19/2019	13,348	13,161
Time Warner Cable LLC
5.000% due 02/01/2020	500	529
6.750% due 07/01/2018	23,696	24,558
8.250% due 04/01/2019	5,342	5,810
8.750% due 02/14/2019	700	761
TransCanada PipeLines Ltd.
2.094% (US0003M + 0.790%) due 01/12/2018 ~	5,890	5,901
TSMC Global Ltd.
1.625% due 04/03/2018	9,820	9,805
Tyson Foods, Inc.
1.764% (US0003M + 0.450%) due 08/21/2020 ~	5,790	5,800
1.768% (US0003M + 0.450%) due 05/30/2019 ~	5,000	5,009
VMware, Inc.
2.300% due 08/21/2020	3,400	3,412
Volkswagen Group of America Finance LLC
1.600% due 11/20/2017	9,269	9,269
1.650% due 05/22/2018	1,705	1,704
1.756% (US0003M + 0.440%) due 11/20/2017 ~	5,000	5,002
1.785% (US0003M + 0.470%) due 05/22/2018 ~	3,055	3,057
VW Credit, Inc.
2.250% due 03/23/2018	3,000	3,007
Western Gas Partners LP
2.600% due 08/15/2018	2,000	2,009
WestJet Airlines Ltd.
3.500% due 06/16/2021	1,400	1,426
Xerox Corp.
6.350% due 05/15/2018	5,300	5,438
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	15,150	15,167

		1,154,499

UTILITIES 4.1%
AT&T, Inc.
1.987% (US0003M + 0.670%) due 03/11/2019 ~	9,673	9,723
2.202% (US0003M + 0.890%) due 02/14/2023 ~	22,200	22,167
2.254% (US0003M + 0.950%) due 07/15/2021 ~	8,400	8,510
BP Capital Markets PLC
1.375% due 11/06/2017	2,000	2,000
1.974% (US0003M + 0.650%) due 09/19/2022 ~	31,550	31,747

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	179

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio IV (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
British Telecommunications PLC
5.950% due 01/15/2018	$570	$577
British Transco International Finance BV
0.000% due 11/04/2021 (c)	2,000	1,809
China Shenhua Overseas Capital Co. Ltd.
2.500% due 01/20/2018	1,000	1,001
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	2,600	2,622
Cleveland Electric Illuminating Co.
8.875% due 11/15/2018	1,500	1,613
CNOOC Finance Ltd.
1.750% due 05/09/2018	3,200	3,197
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	600	675
6.400% due 09/15/2020	1,600	1,779
E.ON International Finance BV
5.800% due 04/30/2018	5,750	5,880
Enel Finance International NV
2.875% due 05/25/2022	4,900	4,937
Entergy Louisiana LLC
6.000% due 05/01/2018	12,000	12,299
Exelon Corp.
5.150% due 12/01/2020	2,500	2,703
FirstEnergy Corp.
2.850% due 07/15/2022	5,700	5,721
Indiana Michigan Power Co.
7.000% due 03/15/2019	1,020	1,093
Israel Electric Corp. Ltd.
5.625% due 06/21/2018	4,000	4,094
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	8,166	8,257
Korea East-West Power Co. Ltd.
2.625% due 11/27/2018	5,260	5,288
Korea Western Power Co. Ltd.
2.875% due 10/10/2018	6,490	6,529
NextEra Energy Capital Holdings, Inc.
2.700% due 09/15/2019	1,600	1,620
Optus Finance Pty. Ltd.
4.625% due 10/15/2019	1,100	1,150
Orange S.A.
1.625% due 11/03/2019	7,700	7,651
Plains All American Pipeline LP
2.600% due 12/15/2019	2,600	2,596
8.750% due 05/01/2019	3,200	3,500
PSEG Power LLC
2.450% due 11/15/2018	1,450	1,457
Sinopec Capital Ltd.
1.875% due 04/24/2018	2,450	2,448
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	1,500	1,484
2.125% due 05/03/2019	7,100	7,088
2.224% (US0003M + 0.920%) due 04/10/2019 ~	4,750	4,778
2.500% due 10/17/2018	19,086	19,153
2.750% due 04/10/2019	9,203	9,278
Southwestern Electric Power Co.
5.875% due 03/01/2018	2,920	2,971
State Grid Overseas Investment Ltd.
2.250% due 05/04/2020	2,200	2,196
TECO Finance, Inc.
1.904% (US0003M + 0.600%) due 04/10/2018 ~	14,058	14,081
6.572% due 11/01/2017	1,945	1,952
Verizon Communications, Inc.
1.865% (US0003M + 0.550%) due 05/22/2020 ~	11,579	11,599
2.321% (US0003M + 1.000%) due 03/16/2022 ~	13,710	13,917

		253,140

Total Corporate Bonds & Notes (Cost $3,214,377)		3,217,056

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.2%

MISSISSIPPI 0.2%
Mississippi State General Obligation Bonds, Series 2017
1.631% (US0001M + 0.400%) due 11/01/2028 ~	$11,700	$11,707

PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
1.444% (US0003M + 0.130%) due 10/25/2036 ~	2,109	2,043

Total Municipal Bonds & Notes (Cost $13,770)		13,750

U.S. GOVERNMENT AGENCIES 2.3%
Fannie Mae
1.750% due 08/14/2020	17,657	17,658
Freddie Mac
1.562% (LIBOR01M + 0.330%) due 11/25/2021 ~	36,535	36,541
1.582% (LIBOR01M + 0.350%) due 09/25/2021 ~	23,155	23,179
1.720% due 04/24/2020	745	745
Ginnie Mae
1.431% (US0001M + 0.200%) due 06/20/2066 ~	4,179	4,174
1.546% (LIBOR01M + 0.310%) due 04/20/2037 ~	3,738	3,738
1.637% (LIBOR01M + 0.400%) due 11/20/2045 ~	3,131	3,132
1.701% (US0001M + 0.470%) due 06/20/2067 ~	690	688
1.731% (US0001M + 0.500%) due 04/20/2061 ~	1,895	1,897
1.886% (LIBOR01M + 0.650%) due 04/20/2040 ~	4,545	4,591
1.981% due 08/20/2067 ~	3,365	3,401
2.480% (US0012M + 0.750%) due 06/20/2067 ~	6,451	6,640
2.500% due 09/20/2067 +~	17,500	18,111
2.530% (LIBOR12M + 0.800%) due 07/20/2067 ~	9,122	9,445
2.550% (US0012M + 0.750%) due 04/20/2067 ~	6,013	6,202

Total U.S. Government Agencies (Cost $140,179)		140,142

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.0%
280 Park Avenue Mortgage Trust
2.116% due 09/15/2034 ~	15,000	15,037
BX Trust
2.154% (LIBOR01M + 0.920%) due 07/15/2034 ~	7,000	7,021
CGMS Commercial Mortgage Trust
2.027% (LIBOR01M + 0.800%) due 07/15/2030 ~	5,000	5,007
DBUBS Mortgage Trust
1.934% (LIBOR01M + 0.700%) due 06/15/2034 ~	9,000	9,014
Gosforth Funding PLC
1.787% due 12/19/2059 ~	5,000	5,004
Great Wolf Trust
2.090% due 09/15/2034 ~	5,000	5,006
GS Mortgage Securities Corp. Trust
1.934% (LIBOR01M + 0.700%) due 07/15/2032 ~	5,000	5,009
JPMorgan Chase Commercial Mortgage Securities Corp.
2.034% (LIBOR01M + 0.800%) due 06/15/2032 ~	11,400	11,416
2.064% (LIBOR01M + 0.830%) due 07/15/2034 ~	4,000	4,011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Motel 6 Trust
2.154% due 08/15/2034 ~	$15,000	$15,050
PFP Ltd.
2.117% due 07/14/2035 +~(a)	12,000	12,001
RAIT Trust
2.181% (LIBOR01M + 0.950%) due 06/15/2037 ~	1,800	1,801
Resource Capital Corp. Ltd.
2.034% (LIBOR01M + 0.800%) due 07/15/2034 ~	3,700	3,713
Rosslyn Portfolio Trust
2.184% (LIBOR01M + 0.950%) due 06/15/2033 ~	14,500	14,447
Silverstone Master Issuer PLC
1.857% (US0003M + 0.550%) due 01/21/2070 ~	4,200	4,215
2.057% (US0003M + 0.750%) due 01/21/2070 ~	1,300	1,306

Total Non-Agency Mortgage-Backed Securities (Cost $118,922)		119,058

ASSET-BACKED SECURITIES 6.5%
Ally Auto Receivables Trust
1.530% due 03/16/2020	4,500	4,500
Apidos CLO
2.286% (US0003M + 0.980%) due 01/19/2025 ~	15,000	15,012
Atrium CDO Corp.
2.254% (US0003M + 0.950%) due 07/16/2025 ~	5,000	5,011
Black Diamond CLO Ltd.
2.354% (US0003M + 1.050%) due 02/06/2026 ~	20,000	20,004
BlueMountain CLO Ltd.
2.201% (US0003M + 0.890%) due 10/29/2025 ~	10,000	10,000
Commonbond Student Loan Trust
2.550% due 05/25/2041	1,910	1,899
Crestline Denali CLO Ltd.
1.000% due 10/26/2027 (a)	6,000	6,000
2.464% (US0003M + 1.150%) due 04/28/2025 ~	4,588	4,598
Dryden Senior Loan Fund
1.000% due 10/15/2027 +~(a)	17,000	17,000
DT Auto Owner Trust
1.720% due 05/15/2020	2,159	2,159
Figueroa CLO Ltd.
2.575% (US0003M + 1.250%) due 06/20/2027 ~	5,000	5,016
Gallatin Loan Management
1.000% due 07/15/2027 +(a)	30,000	30,001
GM Financial Automobile Leasing Trust
1.476% due 01/21/2020 ~	12,750	12,752
1.720% due 01/21/2020	15,000	15,004
Halcyon Loan Advisors Funding Ltd.
2.434% (US0003M + 1.130%) due 04/18/2026 ~	1,900	1,900
Jamestown CLO Ltd.
2.444% (US0003M + 1.140%) due 01/15/2026 ~	10,000	10,030
Motor PLC
1.773% due 09/25/2024 ~	2,750	2,753
Nelnet Student Loan Trust
2.094% (US0003M + 0.780%) due 07/27/2048 ~	2,063	2,086
Nissan Auto Lease Trust
1.220% due 08/15/2018	1,302	1,301
1.614% (US0001M + 0.380%) due 08/15/2018 ~	976	977
1.640% due 09/16/2019	15,000	14,999
Ocean Trails CLO
2.192% due 08/13/2025 ~	1,000	1,000

180	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Octagon Investment Partners Ltd.
2.314% (US0003M + 1.000%) due 10/25/2025 ~	$5,700	$5,710
Santander Drive Auto Receivables Trust
1.300% due 06/15/2018 +	2,520	2,520
Securitized Term Auto Receivables Trust
1.435% due 01/27/2020 ~(a)	11,000	11,002
1.775% due 01/27/2020 (a)	8,600	8,601
SLC Student Loan Trust
1.415% (US0003M + 0.100%) due 02/15/2025 ~	9,103	9,097
1.420% (US0003M + 0.100%) due 09/15/2026 ~	4,296	4,284
1.430% (US0003M + 0.110%) due 03/15/2027 ~	8,734	8,710
SLM Private Credit Student Loan Trust
1.490% (US0003M + 0.170%) due 12/15/2026 ~	9,204	9,190
SLM Private Education Loan Trust
1.850% due 06/17/2030	3,117	3,119
SLM Student Loan Trust
1.404% (US0003M + 0.090%) due 01/26/2026 ~	12,808	12,786
1.424% (US0003M + 0.110%) due 10/27/2025 ~	6,092	6,090
1.424% (US0003M + 0.110%) due 01/25/2027 ~	7,956	7,951
1.434% (US0003M + 0.120%) due 01/25/2027 ~	6,810	6,788
1.864% (US0003M + 0.550%) due 04/27/2026 ~	6,601	6,629
1.864% (US0003M + 0.550%) due 01/25/2028 ~	11,345	11,372
1.964% (US0003M + 0.650%) due 01/25/2022 ~	1,898	1,895
2.464% (US0003M + 1.150%) due 04/25/2019 ~	2,540	2,548
SMB Private Education Loan Trust
2.430% due 02/17/2032	12,921	12,836
2.700% due 05/15/2031	13,260	13,316
SoFi Professional Loan Program LLC
1.830% due 05/25/2040	16,037	16,062
Starwood Waypoint Homes Trust
2.200% due 01/17/2035 ~	15,000	15,016
Structured Asset Securities Corp. Mortgage Loan Trust
1.807% (US0001M + 0.570%) due 05/25/2035 ~	9,802	9,838
THL Credit Wind River CLO Ltd.
2.413% (US0003M + 1.100%) due 01/22/2027 ~	10,000	10,002
Venture CLO Ltd.
2.384% (US0003M + 1.080%) due 07/15/2026 ~	8,700	8,701
WhiteHorse Ltd.
2.464% (US0003M + 1.160%) due 07/17/2026 ~	8,700	8,700

Total Asset-Backed Securities (Cost $396,541)		396,765

SOVEREIGN ISSUES 5.5%
Caisse d’Amortissement de la Dette Sociale
1.700% (US0003M + 0.380%) due 03/15/2018 ~	3,000	3,005
Development Bank of Japan, Inc.
1.000% due 01/22/2018	4,000	3,991
1.875% due 10/03/2018	13,720	13,725
Export-Import Bank of India
2.750% due 04/01/2020	2,000	2,011
2.750% due 08/12/2020	2,000	2,008
3.875% due 10/02/2019	2,937	3,030
Export-Import Bank of Korea
1.767% (US0003M + 0.460%) due 10/21/2019 ~	9,750	9,727
2.875% due 09/17/2018	1,950	1,965

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Japan Bank for International Cooperation
1.669% (US0003M + 0.360%) due 11/13/2018 ~		$2,920	$2,916
1.697% (US0003M + 0.390%) due 07/21/2020 ~		50,100	50,092
1.750% due 11/13/2018		18,200	18,196
1.750% due 05/29/2019		1,600	1,594
1.796% (US0003M + 0.480%) due 06/01/2020 ~		6,500	6,499
1.887% (US0003M + 0.570%) due 02/24/2020 ~		18,500	18,569
Japan Finance Organization for Municipalities
1.375% due 02/05/2018		4,650	4,641
2.000% due 09/08/2020		18,214	18,108
2.125% due 03/06/2019		12,000	12,007
2.125% due 04/13/2021		1,000	990
2.500% due 09/12/2018		3,000	3,013
Kommunalbanken A/S
1.391% (US0003M + 0.070%) due 03/17/2020 ~		1,000	1,001
Korea Expressway Corp.
1.875% due 10/22/2017		2,700	2,700
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018		11,000	11,070
Malaysia Government International Bond
3.260% due 03/01/2018	MYR	5,480	1,299
3.314% due 10/31/2017		14,800	3,506
3.678% due 11/23/2017		49,300	11,687
4.240% due 02/07/2018		8,577	2,040
Nederlandse Financierings Maatschappij voor Ontwikkelingslanden NV
1.567% (US0003M + 0.260%) due 01/20/2020 ~		$10,000	10,042
Province of Quebec
1.456% (US0003M + 0.130%) due 09/21/2020 ~		58,950	59,012
1.546% (US0003M + 0.230%) due 09/04/2018 ~		20,900	20,939
Qatar Government International Bond
5.250% due 01/20/2020		13,800	14,658
Tokyo Metropolitan Government
1.625% due 06/06/2018		11,000	11,002
2.500% due 06/08/2022		5,000	5,028

Total Sovereign Issues (Cost $330,025)			330,071

SHORT-TERM INSTRUMENTS 34.6%

CERTIFICATES OF DEPOSIT 1.7%
Barclays Bank PLC
1.781% due 03/16/2018		13,000	13,012
1.827% due 05/17/2018		20,000	20,009
1.940% due 09/04/2018		11,300	11,309
First Republic Bank
1.550% due 10/25/2017		26,500	26,500
1.700% due 10/30/2017		21,000	21,000
Sumitomo Mitsui Trust Bank Ltd.
1.682% due 01/22/2019		12,320	12,320

			104,150

COMMERCIAL PAPER 19.9%
Amphenol Corp.
1.430% due 10/10/2017		36,500	36,485
1.500% due 12/21/2017		20,000	19,931
AutoNation, Inc.
1.650% due 10/04/2017		30,000	29,993
1.800% due 10/04/2017		25,000	24,994
Bell Canada
1.450% due 11/14/2017		20,000	19,963
Boston Scientific Corp.
1.600% due 10/11/2017		32,000	31,985
1.600% due 10/12/2017		4,200	4,198
1.625% due 10/11/2017		5,100	5,098
CNPC Finance
1.500% due 10/13/2017		80,000	79,963

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deutsche Telekom AG
1.630% due 01/30/2018	$20,000	$19,887
Dominion Resources
1.430% due 11/14/2017	15,000	14,973
Electricite de France S.A.
1.725% due 01/09/2018	4,000	3,983
Enbridge (U.S.), Inc.
1.580% due 12/04/2017	21,000	20,945
Enbridge Energy Partners LP
2.000% due 10/05/2017	2,700	2,699
2.250% due 12/04/2017	30,000	29,908
Energy Transfer Partners
2.200% due 10/06/2017	10,000	9,997
2.200% due 10/10/2017	25,000	24,987
ENI Finance USA, Inc.
1.980% due 05/07/2018	9,000	8,908
Entergy Corp.
1.650% due 10/30/2017	22,000	21,969
1.680% due 10/19/2017	8,700	8,692
Enterprise Products Operating LLC
1.400% due 10/19/2017	60,000	59,954
ERP Operating Limited Partnership
1.400% due 10/25/2017	46,100	46,054
Ford Motor Credit Co.
1.920% due 05/02/2018	2,100	2,077
1.950% due 06/01/2018	11,000	10,862
2.000% due 09/04/2018	4,900	4,808
2.000% due 09/10/2018	30,000	29,427
HP, Inc.
1.800% due 03/26/2018	60,000	59,605
Kansas City Southern
1.560% due 10/02/2017	15,000	14,998
1.700% due 10/06/2017	14,000	13,995
Marriott International
1.420% due 10/24/2017	38,000	37,964
1.490% due 10/31/2017	15,000	14,981
1.500% due 10/25/2017	32,700	32,667
Mattel, Inc.
1.720% due 10/12/2017	8,000	7,996
Mondelez International, Inc.
1.480% due 11/27/2017	45,000	44,895
NiSource Finance Corp.
1.400% due 10/03/2017	12,000	11,998
ONEOK, Inc.
1.900% due 10/03/2017	15,000	14,997
1.900% due 10/11/2017	15,000	14,992
1.900% due 10/17/2017	30,000	29,975
1.900% due 10/30/2017	20,000	19,972
Plains All American Pipeline LP
2.450% due 10/12/2017	15,000	14,993
2.450% due 10/23/2017	6,700	6,694
Sempra Energy Holdings
1.440% due 11/08/2017	8,000	7,988
Southern Co.
1.450% due 10/10/2017	8,600	8,596
1.450% due 10/11/2017	25,000	24,989
Spectra Energy Partners LP
1.450% due 10/05/2017	4,076	4,075
Suncor Energy, Inc.
1.500% due 12/12/2017	40,000	39,880
TELUS Corp.
1.480% due 11/27/2017	30,000	29,930
1.480% due 11/28/2017	20,000	19,952
1.500% due 12/21/2017	25,000	24,914
TransCanada American, Inc.
1.550% due 12/11/2017	20,000	19,941
Viacom, Inc.
1.780% due 11/02/2017	42,900	42,844
Whirlpool Corp.
1.470% due 12/26/2017	50,000	49,817
WPP CP Finance PLC
1.600% due 10/03/2017	10,000	9,998
1.700% due 02/08/2018	8,000	7,953
1.700% due 02/12/2018	7,000	6,957

		1,211,296

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	181

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio IV (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (f) 3.7%
		$222,574

SHORT-TERM NOTES 0.3%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	$6,885	6,885
3.041% (US0003M + 1.740%) due 10/05/2017 ~	10,000	10,001

		16,886

ARGENTINA TREASURY BILLS 0.5%
2.827% due 02/09/2018 - 05/11/2018 (b)(c)	30,400	29,998

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 7.4%
(0.146)% due 10/02/2017 - 01/10/2018 (b)(c)	JPY	50,620,000	$450,001

MALAYSIA TREASURY BILLS 1.0%
3.004% due 11/10/2017 - 01/19/2018 (b)(c)	MYR	255,890	60,358

U.S. TREASURY BILLS 0.1%
1.046% due 11/09/2017 - 01/18/2018 (b)(c)(i)		$7,565	7,547

Total Short-Term Instruments (Cost $2,108,698)			2,102,810

MARKET VALUE (000S)
Total Investments in Securities (Cost $6,322,512)	$6,319,652

Total Investments 104.0% (Cost $6,322,512)	$6,319,652

Financial Derivative Instruments (g)(h) 0.1% (Cost or Premiums, net $0)	7,811

Other Assets and Liabilities, net (4.1)%	(248,526)

Net Assets 100.0%	$6,078,937

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Short-Term Floating NAV IV Subsidiary, LLC, which is a 100% owned subsidiary of the Fund.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Oesterreichische Kontrollbank AG	1.321%	09/18/2018	09/27/2017	$ 15,000	$15,005	0.25%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	1.210%	09/29/2017	10/02/2017		$31,800	U.S. Treasury Bonds 3.125% due 08/15/2044	$(32,505)	$31,800	$31,803
BPS	(0.550)	10/02/2017	10/03/2017	EUR	40,000	Kingdom of Belgium Government Bond 3.750% due 09/28/2020	(47,275)	47,272	47,272
	(0.520)	09/29/2017	10/02/2017		42,000	Caisse d’Amortissement de la Dette Sociale 0.125% due 11/25/2022	(28,354)	49,636	49,638
						European Financial Stability Facility 0.125% due 11/04/2019	(21,276)
BRC	0.080	09/28/2017	10/04/2017	GBP	70,000	United Kingdom Gilt 4.250% due 12/07/2049	(94,070)	93,866	93,867

Total Repurchase Agreements							$(223,480)	$222,574	$222,580

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$31,803	$0	$0	$31,803	$(32,505)	$(702)
BPS	96,910	0	0	96,910	(96,905)	5
BRC	93,867	0	0	93,867	(94,070)	(203)

Total Borrowings and Other Financing Transactions	$222,580	$0	$0

182	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8 Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(9,745) at a weighted average interest rate of 1.471%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2017	3,062	$(660,483)	$1,597	$383	$0
U.S. Treasury 5-Year Note December Futures	12/2017	3,925	(461,188)	2,597	644	0
U.S. Treasury 10-Year Note December Futures	12/2017	39	(4,887)	50	9	0

Total Futures Contracts				$4,244	$1,036	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared(1)	$0	$1,036	$0	$1,036	$0	$0	$0	$0

Cash of $3,815 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)

The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	10/2017	†	JPY	13,850,000		$125,309	$2,099	$0
CBK	10/2017		GBP	70,000		93,648	0	(221)
	10/2017	†	JPY	90,000		808	7	0
	11/2017		AUD	5,969		4,802	123	0
	11/2017	†	JPY	2,250,000		20,216	183	0
	01/2018	†		6,100,000		54,360	0	(138)
MSB	10/2017	†		16,730,000		152,362	3,567	0
	11/2017	†		8,230,000		74,701	1,435	0
	11/2017		MYR	275,359		64,834	189	(524)
	11/2017			$3,687	MYR	15,415	0	(39)
	12/2017		MYR	28,900		$6,894	58	0
	01/2018	†	JPY	3,370,000		30,089	0	(19)
	01/2018		MYR	31,490		7,471	47	(20)
	02/2018			8,663		2,063	17	0
	03/2018			5,496		1,309	11	0

Total Forward Foreign Currency Contracts							$7,736	$(961)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	183

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio IV (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
PIMCO Short-Term Floating NAV Portfolio IV
CBK	$123	$0	$0	$123	$(221)	$0	$0	$(221)	$(98)	$335	$237
MSB	322	0	0	322	(583)	0	0	(583)	(261)	176	(85)

PIMCO Short-Term Floating NAV Portfolio IV Subsidiary LLC (Subsidiary)
BOA	2,099	0	0	2,099	0	0	0	0	2,099	(1,980)	119
CBK	190	0	0	190	(138)	0	0	(138)	52	0	52
MSB	5,002	0	0	5,002	(19)	0	0	(19)	4,983	(5,425)	(442)

Total Over the Counter	$7,736	$0	$0	$7,736	$(961)	$0	$0	$(961)

(i)	Securities with an aggregate market value of 510 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,036	$1,036

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,736	$0	$7,736

	$0	$0	$0	$7,736	$1,036	$8,772

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$961	$0	$961

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,779)	$(1,779)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$179	$0	$179

	$0	$0	$0	$179	$(1,779)	$(1,600)

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,244	$4,244

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,776	$0	$6,776

	$0	$0	$0	$6,776	$4,244	$11,020

184	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,809,417	$0	$1,809,417
Industrials	0	1,154,499	0	1,154,499
Utilities	0	253,140	0	253,140
Municipal Bonds & Notes
Mississippi	0	11,707	0	11,707
Pennsylvania	0	2,043	0	2,043
U.S. Government Agencies	0	122,031	18,111	140,142
Non-Agency Mortgage-Backed Securities	0	107,057	12,001	119,058
Asset-Backed Securities	0	347,244	49,521	396,765
Sovereign Issues	0	330,071	0	330,071
Short-Term Instruments
Certificates of Deposit	0	104,150	0	104,150
Commercial Paper	0	1,211,296	0	1,211,296
Repurchase Agreements	0	222,574	0	222,574
Short-Term Notes	0	16,886	0	16,886
Argentina Treasury Bills	0	29,998	0	29,998
Japan Treasury Bills	0	450,001	0	450,001

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Malaysia Treasury Bills	$0	$60,358	$0	$60,358
U.S. Treasury Bills	0	7,547	0	7,547

Total Investments	$0	$6,240,019	$79,633	$6,319,652

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,036	0	0	1,036
Over the counter	0	7,736	0	7,736

	$1,036	$7,736	$0	$8,772

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(961)	$0	$(961)

Total Financial Derivative Instruments	$1,036	$6,775	$0	$7,811

Totals	$1,036	$6,246,794	$79,633	$6,327,463

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017(1)
Investments in Securities, at Value
U.S. Government Agencies	$0	$18,113	$0	$0	$0	$(2)	$0	$0	$18,111	$(2)
Non-Agency Mortgage-Backed Securities	0	12,000	0	0	0	1	0	0	12,001	1
Asset-Backed Securities	0	59,000	(9,480)	0	0	1	0	0	49,521	1

Totals	$0	$89,113	$(9,480)	$0	$0	$0	$0	$0	$79,633	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$18,111	Proxy Pricing	Base Price	103.500
Non-Agency Mortgage-Backed Securities	12,001	Proxy Pricing	Base Price	100.000
Asset-Backed Securities	47,001	Proxy Pricing	Base Price	100.000
	2,520	Third Party Vendor	Broker Quote	100.000

Total	$79,633

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	185

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the portfolios (each a “Portfolio” and collectively the “Portfolios”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolios.

Shares of the Portfolios have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. Each Portfolio issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of

Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolios is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolios do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Portfolios may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

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September 30, 2017 (Unaudited)

(c) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Portfolio.

Distribution Frequency
Portfolio Name	Declared	Distributed
PIMCO Short-Term Floating NAV Portfolio II	Daily	Monthly
PIMCO Short-Term Floating NAV Portfolio III	Daily	Monthly
PIMCO Short-Term Floating NAV Portfolio IV	Daily	Monthly
PIMCO Asset-Backed Securities Portfolio	Quarterly	Quarterly
PIMCO Emerging Markets Portfolio	Quarterly	Quarterly
PIMCO High Yield Portfolio	Quarterly	Quarterly
PIMCO International Portfolio	Quarterly	Quarterly
PIMCO Investment Grade Corporate Portfolio	Quarterly	Quarterly
PIMCO Long Duration Corporate Bond Portfolio	Quarterly	Quarterly
PIMCO Low Duration Portfolio	Quarterly	Quarterly
PIMCO Moderate Duration Portfolio	Quarterly	Quarterly
PIMCO Mortgage Portfolio	Quarterly	Quarterly
PIMCO Municipal Sector Portfolio	Quarterly	Quarterly
PIMCO Real Return Portfolio	Quarterly	Quarterly
PIMCO Short-Term Portfolio	Quarterly	Quarterly
PIMCO U.S. Government Sector Portfolio	Quarterly	Quarterly

Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

If a Portfolio estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Portfolio will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Portfolio estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Portfolio’s daily internal accounting records and practices, a Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05 which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Portfolios have adopted the ASU. The implementation of the ASU did not have an impact on the Portfolios’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial

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Notes to Financial Statements (Cont.)

statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolios have adopted the ASU. The implementation of the ASU did not have an impact on the Portfolios’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Portfolio’s shares is based on the Portfolio’s NAV. The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Portfolio or class, by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time as of which its NAV is calculated if the Portfolio closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). If market value pricing is used, a foreign (non- U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange- traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”).

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September 30, 2017 (Unaudited)

Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the

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Notes to Financial Statements (Cont.)

securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s Offering Memorandum.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain

(loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options

190	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2017 (Unaudited)

on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

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Notes to Financial Statements (Cont.)

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. The table below shows the Portfolios’ transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Asset-Backed Securities Portfolio	$597,466	$1,078,441	$(950,000)	$(46)	$(51)	$725,810	$4,740	$0
PIMCO Emerging Markets Portfolio	203,956	291,568	(325,200)	0	(12)	170,312	1,268	0
PIMCO High Yield Portfolio	10,406	205,471	(201,200)	(7)	0	14,670	171	0
PIMCO Investment Grade Corporate Portfolio	52,021	665,072	(701,700)	17	(2)	15,408	371	0
PIMCO Long Duration Corporate Bond Portfolio	144	2,039,317	(1,808,700)	(2)	(11)	230,748	317	0
PIMCO Mortgage Portfolio	324,275	810,958	(729,600)	(10)	(15)	405,608	1,159	0
PIMCO Municipal Sector Portfolio	3,810	22,854	(15,699)	2	(3)	10,964	55	0
PIMCO Real Return Portfolio	4,009	299,524	(303,201)	6	0	338	24	0
PIMCO Short-Term Portfolio	122,189	343,396	(369,400)	(11)	(1)	96,173	797	0
PIMCO U.S. Government Sector Portfolio	193,724	996,091	(674,900)	(10)	(25)	514,880	1,691	0
PIMCO International Portfolio	216,590	5,179	(221,600)	76	(72)	173	179	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

An affiliate includes any company in which a Portfolio owns 5% or more of a company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at September 30, 2017 (amounts in thousands†, except number of shares).

PIMCO High Yield Portfolio

Security Name	Shares Held at 03/31/2017	Shares Purchased	Shares Sold	Shares Held at 09/30/2017	Net Realized Gain/(Loss) on Sale of Shares	Dividend Income	Market Value 09/30/2017
Xfit Brands, Inc.	2,040,639	0	0	2,040,639	$0	$0	$88

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(b) Investments in Securities

The Portfolios may utilize the investments and strategies described below to the extent permitted by each Portfolio’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Portfolio

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will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Portfolio or Portfolios. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolios may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolios may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2017, the PIMCO Long Duration Corporate Bond Portfolio had $23,508,841 in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability

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Notes to Financial Statements (Cont.)

of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolios at September 30, 2017 are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a

194	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2017 (Unaudited)

government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Portfolio seeks to extend the expiration or maturity of a position, such as a To-Be-Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

Separate Trading of Registered Interest and Principal of Securities   (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants  are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Portfolio to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may enter into the borrowings and other financing transactions described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on a Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Portfolio. The location of these instruments in each Portfolio’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by a Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of

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Notes to Financial Statements (Cont.)

Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. A Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Portfolio are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Portfolio sells a security that it may not own. A Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Portfolio engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Portfolio. A short sale is “against the box” if a Portfolio holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Portfolio’s loss on a short sale could theoretically be unlimited in cases where a Portfolio is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolios may enter into the financial derivative instruments described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on how and why the Portfolios use financial derivative instruments, and how financial derivative instruments affect the Portfolios’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Portfolios.

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September 30, 2017 (Unaudited)

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. Purchasing foreign currency options gives a Portfolio the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing

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Notes to Financial Statements (Cont.)

inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Portfolio’s investment policies and restrictions, swap agreements are generally valued by a Portfolio at market value. In the case of a credit default swap, in applying certain of a Portfolio’s investment policies and restrictions, the Portfolios will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Portfolio’s other investment policies and restrictions. For example, a Portfolio may value credit default swaps at full exposure value for purposes of a Portfolio’s credit quality guidelines (if any) because such value in general better reflects a Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, a Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

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September 30, 2017 (Unaudited)

To the extent a Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on

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Notes to Financial Statements (Cont.)

corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolios hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL RISKS

In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolios may be subject to, please see the Important Information About the Portfolios.

Market Risks  A Portfolio’s investments in financial derivative instruments and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Portfolio may decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be

200	PRIVATE ACCOUNT PORTFOLIO SERIES

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sudden and unpredictable, and a Portfolio may lose money if these changes are not anticipated by the Portfolio’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. A Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure used to understand a security’s or Portfolio’s interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Portfolios currently face a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If a Portfolio lost enough value, the Portfolio could face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Portfolio. Also, a Portfolio may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Portfolio in the same manner as a high volume of purchase or redemption requests. Large shareholder transactions may impact a Portfolio’s liquidity and net asset value. Such transactions may also increase a Portfolio’s transaction costs or otherwise cause a Portfolio to perform differently than intended. Moreover, the Portfolios are subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If a Portfolio invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the

Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency-denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Portfolio’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract,

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Notes to Financial Statements (Cont.)

repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. PIMCO, as the Adviser, seeks to minimize counterparty risks to the Portfolios through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Portfolio exceed a predetermined threshold, such counterparty is required to advance collateral to the Portfolio in the form of cash or securities equal in value to the unpaid amount owed to the Portfolio. A Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. MASTER ARRANGEMENTS

A Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

202	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2017 (Unaudited)

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolios. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for each Portfolio is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each Portfolio’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

Investment Advisory Fees and Supervisory and Administrative Fees for each Portfolio are charged at an annual rate as noted in the following table (calculated as a percentage of each Portfolio’s average daily net assets attributable to each Portfolio):

Portfolio Name	Investment Advisory Fee		Supervisory and Administrative Fee
PIMCO Asset-Backed Securities Portfolio	0.02%		0.03%
PIMCO Emerging Markets Portfolio	0.02%		0.10%
PIMCO High Yield Portfolio	0.02%		0.03%
PIMCO Investment Grade Corporate Portfolio	0.02%		0.03%
PIMCO Long Duration Corporate Bond Portfolio	0.02%		0.03%
PIMCO Low Duration Portfolio	0.02%		0.03%
PIMCO Moderate Duration Portfolio	0.02%		0.03%
PIMCO Mortgage Portfolio	0.02%		0.03%
PIMCO Municipal Sector Portfolio	0.02%		0.03%
PIMCO Real Return Portfolio	0.02%		0.03%
PIMCO Short-Term Portfolio	0.02%		0.03%
PIMCO Short-Term Floating NAV Portfolio II	0.02%		0.03%
PIMCO U.S. Government Sector Portfolio	0.02%		0.03%
PIMCO International Portfolio	0.02%		0.10%
PIMCO Short-Term Floating NAV Portfolio III	0.00%	(1)	0.00%
PIMCO Short-Term Floating NAV Portfolio IV	0.00%	(1)	0.00%

(1)

By investing in the Portfolio, each investing fund agrees that 0.005% of the fee that each investing fund is currently obligated to pay PIMCO under its investment advisory contract will be designated as compensation for the investment advisory services PIMCO provides to the Portfolio.

(c) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolios, including audit,

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Notes to Financial Statements (Cont.)

custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000, the valuation oversight committee lead receives an additional annual retainer of $11,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $5,750) and the governance committee chair receives an additional annual retainer of $4,500. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Portfolio of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(d) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Portfolios’ Supervisory and Administrative Fee, or reimburse each Portfolio, to the extent that each Portfolio’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. The total recoverable amounts to PIMCO at September 30, 2017, were as follows (amounts in thousands†):

	Expiring within
Portfolio Name	12 months	13 - 24 months	25 - 36 months	Total
PIMCO Asset-Backed Securities Portfolio	$0	$0	$2	$2
PIMCO Emerging Markets Portfolio	0	0	1	1
PIMCO High Yield Portfolio	0	0	1	1
PIMCO Investment Grade Corporate Portfolio	0	0	3	3
PIMCO Long Duration Corporate Bond Portfolio	0	0	27	27
PIMCO Low Duration Portfolio	1	1	2	4
PIMCO Moderate Duration Portfolio	0	0	5	5
PIMCO Mortgage Portfolio	0	0	3	3
PIMCO Real Return Portfolio	0	0	3	3
PIMCO Short-Term Portfolio	0	0	1	1
PIMCO Short-Term Floating NAV Portfolio II	0	0	9	9
PIMCO U.S. Government Sector Portfolio	0	0	3	3
PIMCO International Portfolio	0	0	1	1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(e) Distributor  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

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10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2017, the Portfolios below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Portfolio Name	Purchases	Sales
PIMCO Asset-Backed Securities Portfolio	$55,013	$0
PIMCO Emerging Markets Portfolio	13,103	0
PIMCO High Yield Portfolio	33,605	47,516
PIMCO Investment Grade Corporate Portfolio	178,301	131,317
PIMCO Long Duration Corporate Bond Portfolio	103,328	28,078
PIMCO Low Duration Portfolio	7,936	2,841
PIMCO Moderate Duration Portfolio	20,257	5,447
PIMCO Real Return Portfolio	0	41,072
PIMCO Short-Term Portfolio	8,890	46,298
PIMCO Short-Term Floating NAV Portfolio II	887,216	342,107
PIMCO Short-Term Floating NAV Portfolio III	5,938,554	2,488,387
PIMCO Short-Term Floating NAV Portfolio IV	1,011,186	270,402

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2017, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Portfolio Name	Purchases	Sales	Purchases	Sales
PIMCO Asset-Backed Securities Portfolio	$4,492,822	$4,387,500	$828,820	$151,679
PIMCO Emerging Markets Portfolio	0	0	17,995	82,850
PIMCO High Yield Portfolio	0	0	110,470	178,372
PIMCO Investment Grade Corporate Portfolio	858,993	852,320	355,875	734,460
PIMCO Long Duration Corporate Bond Portfolio	6,124,305	6,137,004	1,676,716	1,146,504
PIMCO Low Duration Portfolio	560,919	528,096	41,265	20,132
PIMCO Moderate Duration Portfolio	4,200,250	4,187,687	201,639	66,166
PIMCO Mortgage Portfolio	27,079,958	27,369,615	25,985	13,635
PIMCO Municipal Sector Portfolio	0	0	3,509	14,574
PIMCO Real Return Portfolio	574,321	1,146,270	17,717	144,275
PIMCO Short-Term Portfolio	407,051	435,002	186,103	158,687
PIMCO Short-Term Floating NAV Portfolio II	430,499	83,411	636,314	443,296
PIMCO U.S. Government Sector Portfolio	813,324	719,778	0	667
PIMCO International Portfolio	0	0	138,067	69,212
PIMCO Short-Term Floating NAV Portfolio III	2,933,655	946,765	3,539,139	2,058,520
PIMCO Short-Term Floating NAV Portfolio IV	161,819	0	3,574,227	296,144

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	205

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Asset-Backed Securities Portfolio				PIMCO Emerging Markets Portfolio
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	47,406	$600,641	146,591	$1,809,872	3,844	$38,350	12,539	$121,490
Issued as reinvestment of distributions	4,007	50,875	9,421	116,071	0	0	84	845
Cost of shares redeemed	(21,360)	(269,315)	(44,287)	(553,779)	(10,834)	(107,907)	(25,124)	(243,109)
Net increase (decrease) resulting from Portfolio share transactions	30,053	$382,201	111,725	$1,372,164	(6,990)	$(69,557)	(12,501)	$(120,774)

	PIMCO High Yield Portfolio				PIMCO Investment Grade Corporate Portfolio
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	4,149	$33,290	31,872	$238,716	17,895	$174,944	69,848	$680,706
Issued as reinvestment of distributions	2,422	19,331	5,662	42,950	2,847	27,746	7,637	73,138
Cost of shares redeemed	(11,737)	(92,775)	(39,591)	(302,577)	(46,738)	(455,917)	(109,290)	(1,063,185)
Net increase (decrease) resulting from Portfolio share transactions	(5,166)	$(40,154)	(2,057)	$(20,911)	(25,996)	$(253,227)	(31,805)	$(309,341)

	PIMCO Long Duration Corporate Bond Portfolio				PIMCO Low Duration Portfolio
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	196,086	$2,357,271	278,324	$3,267,784	1,136	$11,197	24,006	$235,824
Issued as reinvestment of distributions	35,056	424,253	89,070	1,023,791	253	2,500	270	2,650
Cost of shares redeemed	(209,700)	(2,510,063)	(469,545)	(5,558,817)	(1,876)	(18,502)	(15)	(148)
Net increase (decrease) resulting from Portfolio share transactions	21,442	$271,461	(102,151)	$(1,267,242)	(487)	$(4,805)	24,261	$238,326

	PIMCO Moderate Duration Portfolio				PIMCO Mortgage Portfolio
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	2,343	$23,247	103,531	$1,036,062	22,911	$251,908	60,901	$661,837
Issued as reinvestment of distributions	1,249	12,500	1,804	17,738	2,964	32,644	4,554	49,336
Cost of shares redeemed	(3,057)	(30,510)	(9,195)	(90,927)	(32,685)	(356,160)	(33,922)	(370,641)
Net increase (decrease) resulting from Portfolio share transactions	535	$5,237	96,140	$962,873	(6,810)	$(71,608)	31,533	$340,532

	PIMCO Municipal Sector Portfolio				PIMCO Real Return Portfolio
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	986	$7,180	1,057	$7,920	17,390	$155,030	6,431	$59,030
Issued as reinvestment of distributions	522	3,769	1,101	8,118	311	2,770	3,291	29,415
Cost of shares redeemed	(2,157)	(15,700)	(2,294)	(17,323)	(62,853)	(564,833)	(90,171)	(820,691)
Net increase (decrease) resulting from Portfolio share transactions	(649)	$(4,751)	(136)	$(1,285)	(45,152)	$(407,033)	(80,449)	$(732,246)

206	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2017 (Unaudited)

	PIMCO Short-Term Portfolio				PIMCO Short-Term Floating NAV Portfolio II
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	3,621	$34,440	1,460	$13,680	1,215,822	$12,170,559	2,327,167	$23,295,747
Issued as reinvestment of distributions	978	9,328	1,902	17,848	2,958	29,611	3,581	35,849
Cost of shares redeemed	(18,689)	(179,009)	(6,155)	(58,326)	(1,196,308)	(11,975,221)	(2,274,876)	(22,772,356)
Net increase (decrease) resulting from Portfolio share transactions	(14,090)	$(135,241)	(2,793)	$(26,798)	22,472	$224,949	55,872	$559,240

	PIMCO U.S. Government Sector Portfolio				PIMCO International Portfolio
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	65,334	$600,141	55,476	$500,323	12,588	$93,820	15,381	$119,040
Issued as reinvestment of distributions	2,312	21,252	4,382	38,616	0	0	0	0
Cost of shares redeemed	(36,479)	(325,599)	(36,996)	(332,500)	(13,938)	(106,304)	(29,085)	(225,594)
Net increase (decrease) resulting from Portfolio share transactions	31,167	$295,794	22,862	$206,439	(1,350)	$(12,484)	(13,704)	$(106,554)

	PIMCO Short-Term Floating NAV Portfolio III				PIMCO Short-Term Floating NAV Portfolio IV
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017		Inception date through 09/30/2017 (Unaudited)
	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	9,959,814	$98,461,700	20,581,188	$203,448,760	613,193	$6,135,676
Issued as reinvestment of distributions	16,537	163,486	15,100	149,273	1,818	18,195
Cost of shares redeemed	(9,396,778)	(92,895,499)	(20,041,601)	(198,112,176)	(8,076)	(80,776)
Net increase (decrease) resulting from Portfolio share transactions	579,573	$5,729,687	554,687	$5,485,857	606,935	$6,073,095

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, for the period ended September 30, 2017. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties
PIMCO High Yield Portfolio	1	0	11%	0%
PIMCO Long Duration Corporate Bond Portfolio	1	0	21%	0%
PIMCO Low Duration Portfolio	3	0	55%	0%
PIMCO Moderate Duration Portfolio	6	0	75%	0%
PIMCO Municipal Sector Portfolio	1	0	26%	0%
PIMCO Short-Term Portfolio	2	0	23%	0%
PIMCO Short-Term Floating NAV Portfolio III	0	1	0%	45%
PIMCO Short-Term Floating NAV Portfolio IV	0	2	0%	45%

14. BASIS FOR CONSOLIDATION

PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV IV Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO International Portfolio, PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV respectively, (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	207

Notes to Financial Statements (Cont.)

statement of additional information. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund (amounts in thousands).

	PIMCO International Portfolio	PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV Portfolio IV
	PIMCO International Portfolio Subsidiary, LLC	PIMCO Short-Term Floating NAV III Subsidiary, LLC	PIMCO Short-Term Floating NAV IV Subsidiary, LLC
Date of Incorporation	03/20/2014	03/20/2014	03/01/2017
Subscription Agreement	03/20/2014	03/20/2014	03/20/2017
Fund Net Assets	$695,740	$29,655,884	$6,078,937
Subsidiary % of Fund Net Assets	20.2%	18.5%	6.1%
Subsidiary Financial Statement Information
Total assets	$141,417	$6,176,071	$465,375
Total liabilities	1,152	693,496	91,776
Net assets	$140,265	$5,482,575	$373,599
Total income	265	(2,979)	(62)
Net investment income (loss)	262	(3,139)	(65)
Net realized gain (loss)	1,558	21,447	203
Net change in unrealized appreciation (depreciation)	(975)	11,769	751
Increase (decrease) in net assets resulting from operations	$845	$30,077	$889

15. REGULATORY AND LITIGATION MATTERS

The Portfolios are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of September 30, 2017, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

208	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2017 (Unaudited)

As of March 31, 2017, the Portfolios had accumulated capital losses expiring in the following years (amounts in thousands†). The Portfolios will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses(1)
	03/31/2018	03/31/2019
PIMCO Asset-Backed Securities Portfolio	$0	$0
PIMCO Emerging Markets Portfolio	0	0
PIMCO High Yield Portfolio	125,765	0
PIMCO Investment Grade Corporate Portfolio	0	0
PIMCO Long Duration Corporate Bond Portfolio	0	0
PIMCO Low Duration Portfolio	0	0
PIMCO Moderate Duration Portfolio	0	0
PIMCO Mortgage Portfolio	0	0
PIMCO Municipal Sector Portfolio	0	0
PIMCO Real Return Portfolio	0	0
PIMCO Short-Term Portfolio*	73,668	86,545
PIMCO Short-Term Floating NAV Portfolio II	0	0
PIMCO U.S. Government Sector Portfolio	0	0
PIMCO International Portfolio	0	0
PIMCO Short-Term Floating NAV Portfolio III	0	0
PIMCO Short-Term Floating NAV Portfolio IV	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Modernization Act of 2010, a Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2017, the Portfolios had the following post-effective capital losses with no expiration (amounts in thousands†)(1):

	Short-Term	Long-Term
PIMCO Asset-Backed Securities Portfolio	$486	$15,812
PIMCO Emerging Markets Portfolio	0	0
PIMCO High Yield Portfolio	42,417	1,844
PIMCO Investment Grade Corporate Portfolio	10,235	0
PIMCO Long Duration Corporate Bond Portfolio	0	0
PIMCO Low Duration Portfolio	4,616	2,341
PIMCO Moderate Duration Portfolio	0	0
PIMCO Mortgage Portfolio	36,929	82,519
PIMCO Municipal Sector Portfolio	0	539
PIMCO Real Return Portfolio	19,126	24,397
PIMCO Short-Term Portfolio*	4,857	69,177
PIMCO Short-Term Floating NAV Portfolio II	0	0
PIMCO U.S. Government Sector Portfolio	110,267	35,637
PIMCO International Portfolio	4,460	0
PIMCO Short-Term Floating NAV Portfolio III	6,485	24,817

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	209

Notes to Financial Statements (Cont.)

September 30, 2017 (Unaudited)

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(2)
PIMCO Asset-Backed Securities Portfolio	$4,420,146	$156,956	$(28,482)	$128,474
PIMCO Emerging Markets Portfolio	628,761	23,493	(19,221)	4,272
PIMCO High Yield Portfolio	626,822	47,584	(25,910)	21,674
PIMCO Investment Grade Corporate Portfolio	1,540,919	56,386	(22,558)	33,828
PIMCO Long Duration Corporate Bond Portfolio	21,377,859	1,709,600	(252,531)	1,457,069
PIMCO Low Duration Portfolio	478,114	1,910	(700)	1,210
PIMCO Moderate Duration Portfolio	1,907,747	6,762	(5,834)	928
PIMCO Mortgage Portfolio	5,037,131	52,010	(47,354)	4,656
PIMCO Municipal Sector Portfolio	123,380	14,443	(14)	14,429
PIMCO Real Return Portfolio	125,353	5,099	(2,031)	3,068
PIMCO Short-Term Portfolio	576,816	22,874	(18,844)	4,030
PIMCO Short-Term Floating NAV Portfolio II	5,415,727	707	(633)	74
PIMCO U.S. Government Sector Portfolio	2,555,122	43,475	(77,535)	(34,060)
PIMCO International Portfolio	657,774	47,558	(31,254)	16,304
PIMCO Short-Term Floating NAV Portfolio III	30,959,917	137,856	(115,645)	22,211
PIMCO Short-Term Floating NAV Portfolio IV	6,322,512	17,790	(9,631)	8,159

(2)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

210	PRIVATE ACCOUNT PORTFOLIO SERIES

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GRE	RBS Securities, Inc.	NOM	Nomura Securities International Inc.
BOM	Bank of Montreal	GSC	Goldman Sachs & Co.	NXN	Natixis New York
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	Royal Bank of Scotland Group PLC
BSN	Bank of Nova Scotia	JML	JP Morgan Securities Plc	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
COM	Commerz Bank AG	JPS	JPMorgan Securities, Inc.	SGY	Societe Generale, New York
DBL	Deutsche Bank AG London	MBC	HSBC Bank Plc	SOG	Societe Generale
DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MFK	Millenium BCP	TOR	Toronto Dominion Bank
FAR	Wells Fargo Bank National Association	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
FICC	Fixed Income Clearing Corporation	NAB	National Australia Bank Ltd.

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PLN	Polish Zloty
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CAD	Canadian Dollar	ILS	Israeli Shekel	SGD	Singapore Dollar
CHF	Swiss Franc	INR	Indian Rupee	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TRY	Turkish New Lira
CZK	Czech Koruna	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	MYR	Malaysian Ringgit	ZAR	South African Rand
GBP	British Pound	NZD	New Zealand Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	CME	Chicago Mercantile Exchange	OTC	Over the Counter
CBOT	Chicago Board of Trade	MSE	Montreal Stock Exchange

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	GUKG5	5 Year UK Generic Government Bonds	NMCR	FHLMC National Average Mortgage Reference Rate
ABX.HE	Asset-Backed Securities Index - Home Equity	H15BDI6M	6 Month US Treasury Bill High Auction Rate	PRIME	Daily US Prime Rate
BP0003M	3 Month GBP-LIBOR	H15BIN6M	6 Month US Treasury Bill Auction Investment Rate	T10Y	10 Year Treasury
BP0006M	6 Month GBP-LIBOR	H15T10Y	10 Year US Treasury Yield Curve Constant Maturity Rate	T1Y	1 Year Treasury
BPSW5	5 Year GBP Swap Rate	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	T3M	3 Month Treasury
CDX.EM	Credit Derivatives Index - Emerging Markets	H15T3Y	3 Year US Treasury Yield Curve Constant Maturity Rate	T7Y	7 Year Treasury
CDX.HY	Credit Derivatives Index - High Yield	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	UKRPI	United Kingdom Retail Prices Index
CDX.IG	Credit Derivatives Index - Investment Grade	H15T7Y	7 Year US Treasury Yield Curve Constant Maturity Rate	US0001M	1 Month USD Swap Rate
CMBX	Commercial Mortgage-Backed Index	IOS.FN.550.08	2008 Fannie Mae 5.5% Interest Only Synthetic Total Return Swap Index	US0003M	3 Month USD Swap Rate
COF 11	Cost of Funds - 11th District of San Francisco	IOS.FN.650.67	Fannie Mae Interest Only Synthetics Total Return Swap Index	US0006M	6 Month USD Swap Rate
COF FD	Cost of Funds - Federal	LIBOR01M	1 Month USD-LIBOR	US0012M	12 Month USD Swap Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LIBOR03M	3 Month USD-LIBOR	USBMMY3M	3 Month US Treasury Bill Money Market Yield
CPTFEMU	Eurozone HICP ex-Tobacco Index	LIBOR06M	6 Month USD-LIBOR	USISDA05	5 Year USD ICE Swap Rate - 11AM
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR12M	12 Month USD-LIBOR	USSW10	10 Year USSW Rate
EUR003M	3 Month EUR Swap Rate	MCDX	Municipal Bond Credit Derivative Index	USSW5	5 Year USSW Rate
EUSA5	5 Year EUR Annual Swap Rate	MTGEFNCL	FNMA 30-Year Coupon Index	USSW6	6 Year USSW Rate
FRCPXTOB	France Consumer Price ex-Tobacco Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	211

Glossary: (abbreviations that may be used in the preceding statements) (Cont.)

(Unaudited)

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
AID	Agency International Development	EURIBOR	Euro Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	TBA	To-Be-Announced
BABs	Build America Bonds	JSC	Joint Stock Company	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CDO	Collateralized Debt Obligation	OAT	Obligations Assimilables du Trésor	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	YOY	Year-Over-Year

212	PRIVATE ACCOUNT PORTFOLIO SERIES

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract and

Second Amended and Restated Supervision and Administration Agreement

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO Short-Term Floating NAV Portfolio IV

At a meeting held on August 21-22, 2017, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s Private Account Portfolio Series (the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2018. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2018.

At a meeting held on February 13-14, 2017, the Board, including all of the Independent Trustees, considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “New Portfolio Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (the “New Portfolio Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “New Portfolio’s Agreements”) between the Trust, on behalf of PIMCO Short-Term Floating NAV Portfolio IV (the “New Portfolio”) and PIMCO for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. Information Received

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and a significant amount of information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust and each of the Portfolios. In considering whether to approve the renewal of the Agreements, the Board reviewed additional information, including, but not limited to, data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO, information regarding the profitability to PIMCO of its relationship with the Portfolios, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements.

In considering whether to approve the New Portfolio’s Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, information relating to the New Portfolio’s operations and comparative data with regard to portfolios with investment objectives and policies similar to those of the New Portfolio. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Portfolio’s Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Portfolio.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 21-22, 2017 meeting. The Independent Trustees also conducted an in-person meeting and a telephonic meeting with counsel to the Trust and the Independent Trustees on July 21, 2017 and August 18, 2017, respectively, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements.

In connection with the approval of the New Portfolio’s Agreements, the Board reviewed written materials prepared by PIMCO. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees. The Board heard oral presentations on matters related to the New Portfolio’s Agreements at the February 13, 2017 meeting.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements and approve the New Portfolio’s Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements and the approval of the New Portfolio’s Agreements, but is not intended to summarize all of the factors considered by the Board.

2. Nature, Extent and Quality of Services

(a) PIMCO, its Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management, compliance and risk management, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Portfolios.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio-level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2016, including, but not limited to: continuing enhancement of its analytics and technology systems by upgrading hardware and software; enhancing data processing and security and development of tools and applications to support Portfolio Management, Compliance, Analytics, Risk Management, Client Reporting and Customer Relationship Management; continuing investment in its enterprise risk management function including PIMCO’s cybersecurity program; developing the PIMCO Global Advisory Board and continuing to hire new portfolio managers; expanding the Funds and Operations Group global operating model; developing a website monitoring application to ensure accurate data content; adding staff to fund accounting and financial reporting; engaging a third party to perform independent assessment of PIMCO’s proprietary accounting application and enhancing the same system to provide portfolio managers with more timely and high quality income reporting; establishing a Fund Treasurer’s Office; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; redesigning shareholder statements to be more user friendly and enable e-delivery; and continuing expansion of the pricing portal and the proprietary performance reconciliation tool.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency, and printing costs. The Board noted that the scope and complexity, as well as cost, of the supervisory and administrative services provided or procured by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

214	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Portfolios and their shareholders.

With respect to the New Portfolio, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Portfolio under the New Portfolio’s Agreements, as well as PIMCO’s provision of these services to other series of the Trust and its supervision of the Trust’s third party service providers. The Board concluded that the nature, extent and quality of services to be provided by PIMCO would likely benefit the New Portfolio and its shareholders.

3. Investment Performance

As the New Portfolio had not yet commenced operations at the time the New Portfolio’s Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2017 and other performance data, as available, over short- and long-term periods ended June 30, 2017. The Board considered information regarding both the short- and long-term investment performance of each Portfolio relative to its relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including materials provided in advance of the August 21-22, 2017 meeting. The Board considered those Portfolios that had outperformed their respective benchmarks on a net-of-fees basis over short- and long-term periods, as applicable.

The Board noted that some of the Portfolios had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Portfolios over short- and long-term periods. The Board also discussed actions that have been taken, as applicable, by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities, prepayments, collateral management, counterparty management, pay-downs, credit and corporate events, workouts, derivatives, net new issuance in the bond market, and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Portfolios. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders, and merits the approval of the renewal of the Agreements.

4. Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that it considers a number of factors in proposing fees for any Portfolio, including the unique structure of the Portfolios. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Portfolios and noted that the unified fee can be increased or decreased in subsequent contractual periods. The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Portfolios (each as a percentage of average net assets). In addition, the Board noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective wholly-owned subsidiaries. The Board noted the unique structure of the Portfolios, in that only separate account or other clients of PIMCO or other registered investment companies managed by PIMCO, in the case of the PAPS Short-Term Floating NAV Portfolio III and the PAPS Short-Term Floating NAV Portfolio IV, are eligible to invest in the Portfolios. The Board also noted that the structure of the Portfolios provides client accounts with simplified custody and accounting. The Board took notice of the fact that clients pay separate fees to PIMCO and, that under those client agreements, PIMCO offsets all of the advisory fees and, with respect to many Portfolios, fully or partially offsets the supervisory and administrative fees it receives from the Portfolios against the client account fees.

The Board considered that, with respect to certain Portfolios, shareholders generally are separate account clients or other public or private funds managed by PIMCO who have separately negotiated fee arrangements with PIMCO with respect to their accounts or funds. The Board noted that these Portfolios were established primarily as a means of giving certain client accounts exposure to particular market sectors in a more efficient manner than if the client accounts were to seek direct exposure to those market sectors. The Trustees noted that the PAPS Short-Term Floating NAV Portfolio III and the PAPS Short-Term Floating NAV Portfolio IV are each used as a cash management tool for series of the Trust and other registered investment companies advised by PIMCO. The Board also considered the differences between the services provided to shareholders of the Portfolios and other clients of PIMCO.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	215

Approval of Investment Advisory Contract and Other Agreements (Cont.)

With respect to the New Portfolio, PIMCO reported to the Board that, in considering fees for the New Portfolio, it analyzed a number of factors, including the type of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services and the unique purpose of the New Portfolio. The Board considered that the New Portfolio is used as a cash management tool for series of the Trust and other registered investment companies advised by PIMCO. The Board noted that the New Portfolio will not pay an advisory fee or supervisory and administrative fee to PIMCO; however, a portion of the advisory fee of each series that invests in the New Portfolio will be designated as compensation to PIMCO for the advisory services that it will provide to the New Portfolio.

Based on the information presented by PIMCO, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Portfolio, are reasonable.

With respect to the New Portfolio, based on the information presented by PIMCO, members of the Board determined, in the exercise of their business judgment, that the lack of advisory fees and supervisory and administrative fees to be charged by PIMCO under the New Portfolio’s Agreements is reasonable in light of the designation of a portion of the advisory fee of each series that invests in the New Portfolio as compensation to PIMCO.

5. Adviser Costs, Level of Profits and Economies of Scale

As the New Portfolio had not yet commenced operations at the time the New Portfolio’s Agreements were considered, information regarding PIMCO’s costs in providing services to the New Portfolio and the profitability of PIMCO’s relationship with the New Portfolio was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Portfolios as a whole, as well as the resulting level of profits to PIMCO. The Board considered the revenues and costs of the Portfolios’ structure together with the revenue generated by all separate accounts as relevant to separate account investments in the Portfolios. The Board further noted PIMCO’s engagement of a third party to assess and make recommendations regarding PIMCO’s process for estimating profitability. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

The Board also reviewed information regarding PIMCO’s costs of, and revenues from, its separate account business as relevant to separate account investments in the Portfolios. With respect to potential economies of scale, the Board found that the Portfolios’ fee levels intrinsically reflect certain economies of scale. The Board then considered the ways in which economies of scale are shared with shareholders, such as PIMCO’s investment in firm technology, including fund administration logistics and senior management supervision and governance of those services.

The Board concluded that the Portfolios’ and New Portfolio’s cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Portfolios and New Portfolio, to the benefit of their respective shareholders.

6. Ancillary Benefits

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it generally does not enter into contractual soft dollar arrangements. The Board further considered the ancillary benefits of the advisory fees PIMCO receives for discretionary investment management services it provides to separate account clients that invest in the Portfolios.

7. Conclusions

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO supported the renewal of the Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the Portfolios’ shareholders received reasonable value in return for the fees paid to PIMCO by the Portfolios under the Agreements, and that the renewal of the Agreements was in the best interests of the Portfolios and their shareholders.

With respect to the New Portfolio, based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of services to be rendered to the New Portfolio by PIMCO supported the approval of the New Portfolio’s Agreements. The Independent

216	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

Trustees and the Board as a whole concluded that the New Portfolio’s Agreements were fair and reasonable to the New Portfolio and its shareholders and that the approval of the New Portfolio’s Agreements was in the best interest of the New Portfolio and its shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	217

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PAPS4001SAR_093017

PIMCO Funds

Semiannual Report

September 30, 2017

PIMCO Investment Grade Corporate Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2017, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

During the first half of the reporting period, most risk assets generally gained while global interest rates adjusted higher. Geopolitics, including elections in several countries as well as political controversy in both the U.S. and Brazil, dominated headlines and contributed to brief periods of market volatility. In the U.S., the Federal Reserve (“Fed”) raised the Federal Funds Rate in June by 0.25% to a range of 1.00% to 1.25%, and unveiled details of its plan to gradually unwind its balance sheet. The Fed continued to move away from “zero bound” interest rates as financial conditions eased. As a result, the U.S. Treasury yield curve flattened as front-end yields rose while longer-term interest rates fell, partly reflecting tepid inflationary trends and falling oil prices. A perceived hawkish shift in tone from other major central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”), and the Bank of Canada (“BOC”), helped move most developed market (“DM”) yields higher even as longer-term U.S. interest rates actually fell during this period.

During the second half of the reporting period, geopolitical uncertainties continued, including escalating tensions between the U.S. and North Korea and political turmoil in the U.S., which weighed on yields early in the second quarter, though risk assets were generally resilient. Meanwhile, DM central banks shifted towards a reduction in accommodation that pushed DM yields higher toward the end of the period: For example, the Fed detailed plans to unwind its balance sheet, the BOE and ECB suggested reduced stimulus on the horizon, and the BOC raised interest rates twice after a seven-year gap. Still, the fundamental backdrop remained largely intact and the broader risk rally continued as equities marched higher, credit spreads tightened, and emerging market (“EM”) assets strengthened.

Financial market highlights of the six-month reporting period include:

∎

U.S. Treasury yields rose across the front-end of the yield curve partly due to the Fed’s interest rate hikes, but declined across intermediate and longer-term maturities. The yield on the benchmark ten-year U.S. Treasury note was 2.33% at the end of the reporting period, down from 2.40% on March 31, 2017 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.58% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.31% over the reporting period.

∎	U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 0.46% over the reporting period, as represented by the Bloomberg Barclays U.S. TIPS Index. Real

2	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

yields rose sharply at the front-end of the real yield curve as the Fed raised interest rates twice in March and again in June. The Fed maintained its hawkish tone at its September meeting as it unveiled plans for balance sheet normalization and reiterated intentions of another interest rate hike later in the year. Breakeven rates dipped lower across all maturities as weak Consumer Price Index (“CPI”) reports and tepid wage growth outweighed a recovery in crude oil prices later in the reporting period.

∎

Diversified commodities posted modest losses, as represented by the Bloomberg Commodity Index Total Return, which declined 0.56% over the reporting period. Within energy, gains in gasoline products were offset by losses in natural gas, which sold off on high production data. Within agriculture, soft commodities notably underperformed as sugar spent the first half of the year reversing 2016 gains and was further weighed down by political scandals in Brazil, a large sugar producer. Base metals pushed higher from continued expansionary Chinese activity and a weaker U.S. dollar.

∎

Agency mortgage-backed securities (“MBS”) returned 1.84% over the reporting period, as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index. Despite investor anticipation of Fed balance sheet tapering later in the year, the asset class outperformed like-duration U.S. Treasuries, as interest rates remained range-bound and refinancing was low. Non-Agency MBS continued to perform well due to improving housing fundamentals, limited new issuance, and sustained investor risk appetite.

∎

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 3.73% over the reporting period. Investment grade credit spreads tightened due to corporate earnings strength, relatively low volatility, and strong investor demand for high grade retail mutual funds and exchange-traded funds (“ETFs”). The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 4.22% over the reporting period, benefiting from strong returns from the financial sector, namely banking and insurance.

∎

Tax-exempt municipal bonds returned 3.04% over the reporting period, as represented by the Bloomberg Barclays Municipal Bond Index. The municipal bond market benefited from favorable technical dynamics as the prospects for near-term tax reform declined during the period. High yield municipal bonds outperformed modestly despite a drawdown in Puerto Rico debt following the devastation of Hurricane Maria.

∎

EM debt sectors generally benefited from improving fundamentals as growth remained positive and inflationary pressures waned. External headwinds also receded, with commodity prices remaining range-bound, China finding near-term stability, and the threat of protectionist trade policy fading. Robust inflows

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	3

Chairman’s Letter (Cont.)

into the EM asset class provided an additional boost to performance during the reporting period. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.65% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 7.30% over the reporting period.

∎

Global equities generally posted positive returns in response to continued supportive central bank policies and healthy investor risk appetite. U.S. equities, as represented by the S&P 500 Index, returned 7.71% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 14.66% over the reporting period. Global equities, as represented by the MSCI World Index, returned 9.06% over the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2017

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Important Information About the PIMCO Investment Grade Corporate Bond Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Investment Grade Corporate Bond Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk and short exposure risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset,

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	5

Important Information About the PIMCO Investment Grade Corporate Bond Fund (Cont.)

instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc.

6	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Diversification Status
PIMCO Investment Grade Corporate Bond Fund	04/28/00	04/28/00	04/30/08	09/30/02	07/30/04	07/30/04	07/30/04	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	7

Important Information About the PIMCO Investment Grade Corporate Bond Fund (Cont.)

behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

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SEMIANNUAL REPORT	SEPTEMBER 30, 2017	9

PIMCO Investment Grade Corporate Bond Fund

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/28/00)
PIMCO Investment Grade Corporate Bond Fund Institutional Class	4.51%	4.19%	4.66%	7.72%	7.79%
PIMCO Investment Grade Corporate Bond Fund Class P	4.46%	4.09%	4.55%	7.61%	7.68%
PIMCO Investment Grade Corporate Bond Fund Administrative Class	4.38%	3.93%	4.40%	7.45%	7.52%
PIMCO Investment Grade Corporate Bond Fund Class D	4.30%	3.78%	4.24%	7.29%	7.36%
PIMCO Investment Grade Corporate Bond Fund Class A	4.30%	3.78%	4.24%	7.29%	7.36%
PIMCO Investment Grade Corporate Bond Fund Class A (adjusted)	0.43%	(0.09)%	3.45%	6.88%	7.12%
PIMCO Investment Grade Corporate Bond Fund Class C	3.92%	3.01%	3.47%	6.49%	6.56%
PIMCO Investment Grade Corporate Bond Fund Class C (adjusted)	2.92%	2.01%	3.47%	6.49%	6.56%
Bloomberg Barclays U.S. Credit Index	3.73%	1.96%	3.23%	5.54%	6.13%
Lipper Corporate Debt Funds BBB-Rated Funds Average	3.52%	2.01%	3.17%	5.24%	5.80%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.51% for Institutional Class shares, 0.61% for Class P shares, 0.76% for Administrative Class shares, 0.91% for Class D shares, 0.91% for Class A shares, and 1.66% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Institutional Class - PIGIX	Class P - PBDPX	Administrative Class - PGCAX	Class D - PBDDX
Class A - PBDAX	Class C - PBDCX

Allocation Breakdown as of 09/30/2017†§

Banking & Finance	32.2%
Industrials	26.2%
U.S. Treasury Obligations	20.6%
Utilities	7.8%
Loan Participations and Assignments	5.3%
Sovereign Issues	2.1%
Asset-Backed Securities	1.9%
U.S. Government Agencies	1.7%
Short-Term Instruments‡	0.7%
Other	1.5%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Investment Grade Corporate Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»

Security selection in the banking sector contributed to performance, due to an emphasis on additional Tier 1 / contingent convertible securities, which outperformed the broader investment grade index on an excess return basis, relative to government securities.

»	A yield curve flattening position contributed to performance, as the yield curve flattened.

»	A tactical allocation to the non-agency mortgage-backed securities sector contributed to performance, as the sector spreads tightened more than the broader investment grade index.

»	Long exposure to the investment grade credit default swap index contributed to performance, as credit default swap index spreads tightened.

»	Underweight exposure to the utilities sector detracted from performance, as the sector outperformed the broader market.

»	Underweight exposure to the technology sector detracted from performance, as the sector outperformed the broader market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	11

Expense Example PIMCO Investment Grade Corporate Bond Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2017 to September 30, 2017 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,045.10	$2.86	$1,000.00	$1,022.14	$2.82	0.56%
Class P	1,000.00	1,044.60	3.36	1,000.00	1,021.64	3.33	0.66
Administrative Class	1,000.00	1,043.80	4.13	1,000.00	1,020.89	4.08	0.81
Class D	1,000.00	1,043.00	4.89	1,000.00	1,020.14	4.84	0.96
Class A	1,000.00	1,043.00	4.89	1,000.00	1,020.14	4.84	0.96
Class C	1,000.00	1,039.20	8.69	1,000.00	1,016.40	8.60	1.71

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Benchmark Description

Index*	Benchmark Descriptions

Bloomberg Barclays U.S. Credit Index	Bloomberg Barclays U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. This index was formerly known as the Bloomberg Barclays Credit Investment Grade Index.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	13

Financial Highlights PIMCO Investment Grade Corporate Bond Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
04/01/2017 - 09/30/2017+	$10.36	$0.18	$0.28	$0.46	$(0.19)	$0.00	$0.00	$(0.19)
03/31/2017	10.15	0.38	0.23	0.61	(0.40)	0.00	0.00	(0.40)
03/31/2016	10.78	0.39	(0.35)	0.04	(0.50)	(0.17)	0.00	(0.67)
03/31/2015	10.46	0.39	0.50	0.89	(0.41)	(0.16)	0.00	(0.57)
03/31/2014	11.14	0.38	(0.38)	0.00	(0.29)	(0.30)	(0.09)	(0.68)
03/31/2013	10.60	0.40	0.89	1.29	(0.52)	(0.23)	0.00	(0.75)
Class P
04/01/2017 - 09/30/2017+	10.36	0.18	0.28	0.46	(0.19)	0.00	0.00	(0.19)
03/31/2017	10.15	0.37	0.23	0.60	(0.39)	0.00	0.00	(0.39)
03/31/2016	10.78	0.38	(0.35)	0.03	(0.49)	(0.17)	0.00	(0.66)
03/31/2015	10.46	0.38	0.50	0.88	(0.40)	(0.16)	0.00	(0.56)
03/31/2014	11.14	0.37	(0.38)	(0.01)	(0.28)	(0.30)	(0.09)	(0.67)
03/31/2013	10.60	0.39	0.89	1.28	(0.51)	(0.23)	0.00	(0.74)
Administrative Class
04/01/2017 - 09/30/2017+	10.36	0.17	0.28	0.45	(0.18)	0.00	0.00	(0.18)
03/31/2017	10.15	0.36	0.22	0.58	(0.37)	0.00	0.00	(0.37)
03/31/2016	10.78	0.36	(0.35)	0.01	(0.47)	(0.17)	0.00	(0.64)
03/31/2015	10.46	0.36	0.51	0.87	(0.39)	(0.16)	0.00	(0.55)
03/31/2014	11.14	0.35	(0.37)	(0.02)	(0.27)	(0.30)	(0.09)	(0.66)
03/31/2013	10.60	0.38	0.88	1.26	(0.49)	(0.23)	0.00	(0.72)
Class D
04/01/2017 - 09/30/2017+	10.36	0.16	0.28	0.44	(0.17)	0.00	0.00	(0.17)
03/31/2017	10.15	0.34	0.22	0.56	(0.35)	0.00	0.00	(0.35)
03/31/2016	10.78	0.35	(0.35)	0.00	(0.46)	(0.17)	0.00	(0.63)
03/31/2015	10.46	0.34	0.51	0.85	(0.37)	(0.16)	0.00	(0.53)
03/31/2014	11.14	0.33	(0.37)	(0.04)	(0.25)	(0.30)	(0.09)	(0.64)
03/31/2013	10.60	0.36	0.89	1.25	(0.48)	(0.23)	0.00	(0.71)
Class A
04/01/2017 - 09/30/2017+	10.36	0.16	0.28	0.44	(0.17)	0.00	0.00	(0.17)
03/31/2017	10.15	0.34	0.22	0.56	(0.35)	0.00	0.00	(0.35)
03/31/2016	10.78	0.35	(0.35)	0.00	(0.46)	(0.17)	0.00	(0.63)
03/31/2015	10.46	0.35	0.50	0.85	(0.37)	(0.16)	0.00	(0.53)
03/31/2014	11.14	0.33	(0.37)	(0.04)	(0.25)	(0.30)	(0.09)	(0.64)
03/31/2013	10.60	0.36	0.89	1.25	(0.48)	(0.23)	0.00	(0.71)

14	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.63	4.51%	$6,559,974	0.56	%*	0.56	%*	0.50	%*	0.50	%*	3.45	%*	42%
10.36	6.03	6,332,729	0.51		0.51		0.50		0.50		3.64		133
10.15	0.52	4,152,882	0.53		0.53		0.50		0.50		3.78		87
10.78	8.75	4,015,131	0.51		0.51		0.50		0.50		3.62		86
10.46	0.15	2,744,578	0.50		0.50		0.50		0.50		3.52		88
11.14	12.39	6,378,075	0.50		0.50		0.50		0.50		3.64		165

10.63	4.46	2,497,087	0.66	*	0.66	*	0.60	*	0.60	*	3.35	*	42
10.36	5.92	1,509,819	0.61		0.61		0.60		0.60		3.58		133
10.15	0.42	1,157,268	0.63		0.63		0.60		0.60		3.70		87
10.78	8.64	491,896	0.61		0.61		0.60		0.60		3.52		86
10.46	0.05	283,484	0.61		0.61		0.60		0.60		3.42		88
11.14	12.28	554,328	0.60		0.60		0.60		0.60		3.54		165

10.63	4.38	204,915	0.81	*	0.81	*	0.75	*	0.75	*	3.20	*	42
10.36	5.76	177,286	0.76		0.76		0.75		0.75		3.48		133
10.15	0.27	333,505	0.78		0.78		0.75		0.75		3.54		87
10.78	8.48	174,403	0.76		0.76		0.75		0.75		3.38		86
10.46	(0.10)	139,977	0.76		0.76		0.75		0.75		3.27		88
11.14	12.11	238,471	0.75		0.75		0.75		0.75		3.39		165

10.63	4.30	742,636	0.96	*	0.96	*	0.90	*	0.90	*	3.05	*	42
10.36	5.61	659,848	0.91		0.91		0.90		0.90		3.27		133
10.15	0.12	510,555	0.93		0.93		0.90		0.90		3.38		87
10.78	8.32	561,326	0.91		0.91		0.90		0.90		3.23		86
10.46	(0.25)	471,329	0.91		0.91		0.90		0.90		3.12		88
11.14	11.95	980,086	0.90		0.90		0.90		0.90		3.24		165

10.63	4.30	1,095,497	0.96	*	0.96	*	0.90	*	0.90	*	3.05	*	42
10.36	5.60	1,004,734	0.91		0.91		0.90		0.90		3.28		133
10.15	0.12	950,098	0.93		0.93		0.90		0.90		3.38		87
10.78	8.32	995,694	0.91		0.91		0.90		0.90		3.23		86
10.46	(0.25)	1,094,356	0.91		0.91		0.90		0.90		3.12		88
11.14	11.94	1,768,357	0.90		0.90		0.90		0.90		3.24		165

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	15

Financial Highlights PIMCO Investment Grade Corporate Bond Fund (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Class C
04/01/2017 - 09/30/2017+	$10.36	$0.12	$0.28	$0.40	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2017	10.15	0.26	0.23	0.49	(0.28)	0.00	0.00	(0.28)
03/31/2016	10.78	0.27	(0.35)	(0.08)	(0.38)	(0.17)	0.00	(0.55)
03/31/2015	10.46	0.27	0.50	0.77	(0.29)	(0.16)	0.00	(0.45)
03/31/2014	11.14	0.25	(0.37)	(0.12)	(0.17)	(0.30)	(0.09)	(0.56)
03/31/2013	10.60	0.28	0.89	1.17	(0.40)	(0.23)	0.00	(0.63)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

16	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.63	3.92%	$568,538	1.71	%*	1.71	%*	1.65	%*	1.65	%*	2.30	%*	42%
10.36	4.82	582,565	1.66		1.66		1.65		1.65		2.52		133
10.15	(0.63)	535,409	1.68		1.68		1.65		1.65		2.63		87
10.78	7.51	563,939	1.66		1.66		1.65		1.65		2.48		86
10.46	(0.99)	607,225	1.66		1.66		1.65		1.65		2.37		88
11.14	11.12	1,003,538	1.65		1.65		1.65		1.65		2.49		165

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	17

Statement of Assets and Liabilities PIMCO Investment Grade Corporate Bond Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$13,184,615
Investments in Affiliates	11,240
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,092
Over the counter	38,580
Cash	436
Deposits with counterparty	3,515
Foreign currency, at value	13,594
Receivable for investments sold	29,784
Receivable for TBA investments sold	349,894
Receivable for Fund shares sold	17,309
Interest and/or dividends receivable	111,298
Dividends receivable from Affiliates	32
Total Assets	13,763,389

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$323,232
Payable for sale-buyback transactions	854,621
Financial Derivative Instruments
Exchange-traded or centrally cleared	4,163
Over the counter	54,640
Payable for investments purchased	247,571
Payable for investments in Affiliates purchased	32
Payable for TBA investments purchased	569,301
Deposits from counterparty	17,315
Payable for Fund shares redeemed	14,478
Distributions payable	3,031
Accrued investment advisory fees	2,459
Accrued supervisory and administrative fees	2,972
Accrued distribution fees	562
Accrued servicing fees	351
Other liabilities	14
Total Liabilities	2,094,742

Net Assets	$11,668,647

Net Assets Consist of:
Paid in capital	11,294,336
Undistributed (overdistributed) net investment income	(18,447)
Accumulated undistributed net realized gain (loss)	120,617
Net unrealized appreciation (depreciation)	272,141
Net Assets	$11,668,647

Cost of investments in securities	$12,945,981
Cost of investments in Affiliates	$11,240
Cost of foreign currency held	$13,597
Cost or premiums of financial derivative instruments, net	$(8,345)

* Includes repurchase agreements of:	$2,776

18	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

September 30, 2017 (Unaudited)

Net Assets:
Institutional Class	$6,559,974
Class P	2,497,087
Administrative Class	204,915
Class D	742,636
Class A	1,095,497
Class C	568,538
Shares Issued and Outstanding:
Institutional Class	617,093
Class P	234,900
Administrative Class	19,276
Class D	69,859
Class A	103,053
Class C	53,482
Net Asset Value Per Share Outstanding:
Institutional Class	$10.63
Class P	10.63
Administrative Class	10.63
Class D	10.63
Class A	10.63
Class C	10.63

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	19

Statement of Operations PIMCO Investment Grade Corporate Bond Fund

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$214,343
Dividends	1,850
Dividends from Investments in Affiliates	179
Total Income	216,372

Expenses:
Investment advisory fees	13,484
Supervisory and administrative fees	16,207
Distribution and/or servicing fees - Administrative Class	235
Distribution and/or servicing fees - Class D	870
Distribution fees - Class C	2,129
Servicing fees - Class A	1,302
Servicing fees - Class C	710
Trustee fees	22
Interest expense	3,337
Total Expenses	38,296

Net Investment Income (Loss)	178,076

Net Realized Gain (Loss):
Investments in securities	60,758
Exchange-traded or centrally cleared financial derivative instruments	42,440
Over the counter financial derivative instruments	13,330
Short sales	(8)
Foreign currency	(185)

Net Realized Gain (Loss)	116,335

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	186,625
Investments in Affiliates	(20)
Exchange-traded or centrally cleared financial derivative instruments	6,749
Over the counter financial derivative instruments	(22,271)
Foreign currency assets and liabilities	(355)

Net Change in Unrealized Appreciation (Depreciation)	170,728

Net Increase (Decrease) in Net Assets Resulting from Operations	$465,139

* Foreign tax withholdings	$22

20	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Investment Grade Corporate Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$178,076	$339,694
Net realized gain (loss)	116,335	87,541
Net change in unrealized appreciation (depreciation)	170,728	47,174

Net Increase (Decrease) in Net Assets Resulting from Operations	465,139	474,409

Distributions to Shareholders:
From net investment income
Institutional Class	(116,630)	(214,781)
Class P	(35,740)	(54,825)
Administrative Class	(3,240)	(11,264)
Class D	(11,481)	(21,963)
Class A	(17,197)	(34,631)
Class C	(7,244)	(15,851)

Total Distributions(a)	(191,532)	(353,315)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	1,128,059	2,506,170

Total Increase (Decrease) in Net Assets	1,401,666	2,627,264

Net Assets:
Beginning of period	10,266,981	7,639,717
End of period*	$11,668,647	$10,266,981

*Including undistributed (overdistributed) net investment income of:	$(18,447)	$(4,991)

**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	21

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 6.0%
AABS Ltd.
4.875% (Fixed + 0.049%) due 01/10/2038 +~	$10,182	$10,325
Accudyne Industries LLC
5.013% (LIBOR03M + 3.750%) due 08/02/2024 ~	800	803
Almonde, Inc.
4.817% (LIBOR03M + 3.500%) due 06/13/2024 ~	1,000	1,005
Ancestry.com Operations, Inc.
4.490% (LIBOR03M + 3.250%) due 10/19/2023 ~	7,920	7,973
Apollo Aviation Securitization Equity Trust
5.125% (Fixed + 0.051%) due 12/15/2020 +~	3,848	3,879
Avolon Holdings Ltd.
3.486% (LIBOR03M + 2.250%) due 09/20/2020 ~	1,197	1,202
3.986% (LIBOR03M + 2.750%) due 04/03/2022 ~	13,965	14,009
AWAS Aviation Capital Ltd.
TBD% - 3.561% due 05/31/2019 +~	17,900	17,900
4.870% (Fixed + 0.049%) due 10/03/2021 +~(j)	16,150	16,533
Brand Energy & Infrastructure Services, Inc.
5.514% - 5.583% (LIBOR03M + 4.250%) due 06/21/2024	11,571	11,639
Burger King Worldwide, Inc.
3.485% - 3.583% (LIBOR03M + 2.250%) due 02/16/2024 ~	1,293	1,294
BWAY Holding Co.
4.481% - 6.500% (PRIME + 2.300%) due 04/03/2024 ~	1,596	1,601
Castlelake Aircraft Securitization Trust
3.967% due 07/12/2024 +	9,535	9,519
CenturyLink, Inc.
2.750% due 01/31/2025 ~	33,800	32,816
Charter Communications Operating LLC
3.240% (LIBOR03M + 2.000%) due 01/15/2022 ~	7,929	7,962
3.490% (LIBOR03M + 2.250%) due 01/15/2024 ~	296	297
CPG International, Inc.
5.083% (LIBOR03M + 3.750%) due 05/03/2024 ~	10,191	10,234
Dell International LLC
3.740% (LIBOR03M + 2.500%) due 09/07/2023 ~	1,100	1,105

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Delos Finance SARL
3.333% (LIBOR03M + 2.000%) due 10/06/2023 ~		$43,500	$43,822
Delta Air Lines, Inc.
3.196% (LIBOR03M + 1.900%) due 09/30/2019 +~(j)		18,982	18,978
3.311% (LIBOR03M + 2.000%) due 05/09/2019 +~(j)		3,521	3,521
Diamond BV
TBD% due 09/06/2024	EUR	1,300	1,537
Diamond Resorts Corp.
7.235% (LIBOR03M + 6.000%) due 08/11/2023 ~		$1,485	1,495
DJO Finance LLC
4.485% - 4.487% (LIBOR03M + 3.250%) due 06/08/2020 ~		990	990
Endo Luxembourg Finance Co. SARL
5.500% (LIBOR03M + 4.250%) due 04/29/2024 ~		27,531	27,841
Energy Future Intermediate Holding Co. LLC
TBD% - 4.236% due 06/23/2018 ~		40,200	40,434
4.235% (LIBOR03M + 3.000%) due 06/30/2018 ~		115,038	115,709
FinCo LLC
2.750% (LIBOR + 0.028%) due 06/14/2022 ~		6,100	6,166
Gardner Denver, Inc.
4.083% (LIBOR03M + 2.750%) due 07/30/2024 ~		1,502	1,505
Gavilan Resources LLC
7.231% (LIBOR03M + 6.000%) due 03/01/2024 +~		4,300	4,160
Golden Entertainment, Inc.
TBD% due 08/15/2024 +		3,500	3,496
Harbour Aircraft Investments Ltd.
4.703% (Fixed + 0.047%) due 07/15/2041 +~		11,294	11,289
HCA, Inc.
3.235% (LIBOR03M + 2.000%) due 03/17/2023 ~		1,627	1,634
HD Supply Waterworks Ltd.
4.455% (LIBOR03M + 3.000%) due 08/01/2024 ~		1,000	1,005
Ineos Finance PLC
3.250% due 04/01/2024 ♦	EUR	3,474	4,129
Las Vegas Sands LLC
3.235% (LIBOR03M + 2.000%) due 03/29/2024 ~		$122,493	123,106

22	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lightstone Generation LLC
5.735% (LIBOR03M + 4.500%) due 01/30/2024 ~	$22,763	$22,726
Limetree Bay Terminals LLC
5.234% (LIBOR03M + 4.000%) due 02/15/2024 ~	1,294	1,297
MA FinanceCo. LLC
3.987% (LIBOR03M + 2.750%) due 06/21/2024 ~	658	659
McAfee LLC
TBD% due 09/21/2024	3,500	3,521
MH Sub LLC
4.820% (LIBOR03M + 3.500%) due 09/13/2024 ~	17,600	17,529
Nature’s Bounty Co.
TBD% due 09/26/2024	1,600	1,588
Norwegian Air Shuttle
3.330% - 4.250% (LIBOR03M + 2.000%) due 06/24/2026 +~(j)	13,423	13,296
5.860% - 6.110% (LIBOR03M + 4.500%) due 06/24/2021 +~(j)	8,398	8,533
Parexel International Corp.
TBD% due 08/07/2024	2,900	2,924
Petrobras Netherlands BV
3.257% (LIBOR03M + 1.835%) due 05/10/2022 +~	5,100	4,976
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +~	6,600	6,485
PetSmart, Inc.
4.240% (LIBOR03M + 3.000%) due 03/11/2022 ~	798	679
Pizza Hut Holdings LLC
3.234% (LIBOR03M + 2.000%) due 06/16/2023 ~	3,366	3,385
Post Holdings, Inc.
3.490% (LIBOR03M + 2.250%) due 05/24/2024 ~	1,297	1,301
Rise Ltd.
4.750% (Fixed + 0.048%) due 01/31/2021 +~(j)	6,901	7,028
RPI Finance Trust
3.333% (LIBOR03M + 2.000%) due 03/27/2023 ~	14,786	14,849
Seattle Spinco, Inc.
3.987% (LIBOR03M + 2.750%) due 06/21/2024 ~	4,442	4,449
Sequa Mezzanine Holdings LLC
6.814% (LIBOR03M + 5.500%) due 11/28/2021 ~	6,384	6,451

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tempo Acquisition LLC
4.235% (LIBOR03M + 3.000%) due 05/01/2024 ~	$3,890	$3,898
TEX Operations Co. LLC
3.982% - 3.985% (LIBOR03M + 2.750%) due 08/04/2023 ~	1,673	1,678
3.982% - 3.985% (LIBOR03M + 2.750%) due 08/04/2023 ~	7,279	7,303
Traverse Midstream Partners LLC
TBD% due 09/27/2024	1,500	1,521
Valeant Pharmaceuticals International, Inc.
5.990% (LIBOR03M + 4.750%) due 04/01/2022 ~	727	741
VFH Parent LLC
5.061% (LIBOR03M + 3.750%) due 12/30/2021 ~	578	585
Vistra Operations Co. LLC
3.982% - 3.984% (LIBOR03M + 2.750%) due 12/14/2023 ~	993	997
Westmoreland Coal Co.
7.833% (LIBOR03M + 6.500%) due 12/16/2020 +~	1,292	872

Total Loan Participations and Assignments (Cost $696,443)		700,184

CORPORATE BONDS & NOTES 74.8%

BANKING & FINANCE 36.4%
AerCap Ireland Capital DAC
3.750% due 05/15/2019	635	650
4.250% due 07/01/2020	2,500	2,613
4.625% due 10/30/2020	6,900	7,347
Alexandria Real Estate Equities, Inc.
3.900% due 06/15/2023	5,000	5,202
3.950% due 01/15/2028	900	918
4.300% due 01/15/2026	12,535	13,129
Alleghany Corp.
5.625% due 09/15/2020	1,000	1,088
Ally Financial, Inc.
8.000% due 11/01/2031	10,300	13,336
Alpha Star Holding Ltd.
4.970% due 04/09/2019	9,900	10,021
American Express Credit Corp.
2.700% due 03/03/2022	700	709
American Financial Group, Inc.
3.500% due 08/15/2026	10,900	10,926
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~	6,650	6,666
American International Group, Inc.
4.375% due 01/15/2055	4,000	3,887

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	23

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 07/16/2044		$10,250	$10,798
6.250% due 05/01/2036		1,200	1,545
American Tower Corp.
3.550% due 07/15/2027		4,300	4,279
4.000% due 06/01/2025		21,300	22,052
4.400% due 02/15/2026		1,581	1,674
Athene Global Funding
2.564% (US0003M + 1.230%) due 07/01/2022 ~		23,800	24,041
4.000% due 01/25/2022		7,200	7,498
AvalonBay Communities, Inc.
3.350% due 05/15/2027		6,200	6,267
Aviation Capital Group Corp.
4.625% due 01/31/2018		11,600	11,707
6.750% due 04/06/2021		700	792
7.125% due 10/15/2020		10,050	11,363
Aviation Loan Trust
3.430% (US0003M + 2.110%) due 12/15/2022 ~		3,155	3,139
Banco Bilbao Vizcaya Argentaria S.A.
6.750% (EUSA5 + 6.604%) due 02/18/2020 ~(i)	EUR	4,000	4,987
7.000% (EUSA5 + 6.155%) due 02/19/2019 ~(i)		6,000	7,409
Banco do Brasil S.A.
6.250% (H15T10Y + 4.398%) due 04/15/2024 ~(i)		$4,900	4,392
9.000% (H15T10Y + 6.362%) due 06/18/2024 ~(i)		5,543	5,967
Banco General S.A.
4.125% due 08/07/2027		3,900	3,906
Banco Inbursa S.A. Institucion de Banca Multiple
4.375% due 04/11/2027		9,600	9,660
Banco Santander S.A.
6.250% (EUSA5 + 5.640%) due 09/11/2021 ~(i)	EUR	13,600	17,043
Banistmo S.A.
3.650% due 09/19/2022		$16,000	16,056
Bank of America Corp.
2.313% (US0003M + 1.000%) due 04/24/2023 ~		17,700	17,864
2.816% (US0003M + 0.930%) due 07/21/2023 ~		13,200	13,215
3.300% due 01/11/2023		1,125	1,153
3.705% (US0003M + 1.512%) due 04/24/2028 ~		15,800	16,147
3.875% due 08/01/2025		27,590	28,920
4.000% due 04/01/2024		15,800	16,701
4.100% due 07/24/2023		2,579	2,749
4.382% (MXUDI) due 10/21/2025 ~	MXN	50,000	3,405
5.650% due 05/01/2018		$21,045	21,528
6.875% due 04/25/2018		56,292	57,920

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of America N.A.
6.000% due 10/15/2036		$4,600	$5,873
Bank of New York Mellon Corp.
3.000% due 02/24/2025		7,000	7,038
3.250% due 05/16/2027		2,000	2,031
4.625% (US0003M + 3.131%) due 09/20/2026 ~(i)		4,600	4,704
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.300% due 03/05/2020		19,600	19,657
2.850% due 09/08/2021		13,950	14,111
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019		9,600	9,620
Barclays Bank PLC
7.625% due 11/21/2022		35,971	41,389
14.000% (BP0003M + 13.400%) due ~(i)	GBP	400	635
Barclays PLC
2.929% (US0003M + 1.625%) due 01/10/2023 ~		$7,500	7,667
3.200% due 08/10/2021		3,200	3,250
3.419% (US0003M + 2.110%) due 08/10/2021 ~		1,900	1,985
3.650% due 03/16/2025		1,000	1,003
4.375% due 01/12/2026		30,065	31,431
6.500% (EUSA5 + 5.875%) due 09/15/2019 ~(i)	EUR	4,200	5,224
7.250% (BPSW5 + 6.462%) due 03/15/2023 ~(i)	GBP	7,565	10,931
7.875% (BPSW5 + 6.099%) due 09/15/2022 ~(i)		200	294
8.000% (EUSA5 + 6.750%) due 12/15/2020 ~(i)	EUR	8,150	10,841
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(i)		$6,600	6,986
Bear Stearns Cos. LLC
6.400% due 10/02/2017		6,500	6,500
7.250% due 02/01/2018		38,710	39,433
BGC Partners, Inc.
5.125% due 05/27/2021		21,000	22,119
5.375% due 12/09/2019		13,550	14,268
BlackRock, Inc.
3.375% due 06/01/2022		2,800	2,938
Blackstone CQP Holdco LP
6.000% due 08/18/2021		11,100	10,906
6.500% due 03/20/2021		60,932	61,846
Blackstone Holdings Finance Co. LLC
4.450% due 07/15/2045		3,700	3,807
5.000% due 06/15/2044		3,900	4,362
BNP Paribas S.A.
7.375% (USSW5 + 5.150%) due 08/19/2025 ~(i)		27,030	30,577
BOC Aviation Ltd.
2.750% due 09/18/2022		9,900	9,818
3.500% due 09/18/2027		12,900	12,818

24	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BPCE S.A.
4.500% due 03/15/2025	$10,700	$11,120
5.150% due 07/21/2024	7,300	7,878
5.700% due 10/22/2023	1,700	1,895
Brighthouse Financial, Inc.
3.700% due 06/22/2027	12,300	12,096
Brighthouse Holdings LLC
6.500% due 07/27/2037 (i)	8,000	8,540
Brixmor Operating Partnership LP
3.250% due 09/15/2023	4,700	4,648
3.650% due 06/15/2024	2,200	2,191
3.850% due 02/01/2025	6,475	6,487
4.125% due 06/15/2026	3,900	3,938
Brookfield Finance LLC
4.000% due 04/01/2024	17,000	17,626
Camden Property Trust
3.500% due 09/15/2024	800	811
Cantor Fitzgerald LP
6.500% due 06/17/2022	350	394
7.875% due 10/15/2019	26,675	29,252
Capital One Financial Corp.
2.069% (US0003M + 0.760%) due 05/12/2020 ~	9,800	9,854
CBL & Associates LP
5.250% due 12/01/2023	1,500	1,519
5.950% due 12/15/2026 (l)	21,700	22,007
Charles Schwab Corp.
3.200% due 03/02/2027	1,600	1,611
Chubb INA Holdings, Inc.
2.300% due 11/03/2020	4,700	4,736
3.350% due 05/03/2026	7,000	7,182
CIT Group, Inc.
5.000% due 08/15/2022	3,518	3,816
5.000% due 08/01/2023	5,301	5,725
5.375% due 05/15/2020	100	108
5.800% (US0003M + 3.972%) due 06/15/2022 ~(i)	1,700	1,770
Citigroup, Inc.
2.094% (US0003M + 0.790%) due 01/10/2020 ~	36,100	36,381
2.247% (US0003M + 0.930%) due 06/07/2019 ~	27,300	27,578
2.274% (US0003M + 0.960%) due 04/25/2022 ~	2,000	2,013
2.501% (US0003M + 1.190%) due 08/02/2021 ~	15,100	15,389
2.900% due 12/08/2021	15,700	15,905
3.200% due 10/21/2026	22,600	22,292
3.400% due 05/01/2026	2,200	2,208
3.700% due 01/12/2026	17,100	17,557
4.281% (US0003M + 1.839%) due 04/24/2048 ~	7,000	7,333

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.300% (US0003M + 3.423%) due 05/15/2024 ~(i)		$12,200	$13,252
8.125% due 07/15/2039		2,786	4,418
CME Group, Inc.
3.000% due 03/15/2025		3,300	3,355
5.300% due 09/15/2043		6,400	8,070
CoBank ACB
6.250% (US0003M + 4.660%) due 10/01/2026 ~(i)		9,300	10,282
Cooperatieve Rabobank UA
3.875% due 02/08/2022		2,000	2,121
4.625% due 05/23/2029	GBP	9,600	14,626
6.625% due 06/29/2021 ♦(i)	EUR	1,000	1,336
6.875% due 03/19/2020		15,300	21,051
Corporate Office Properties LP
5.000% due 07/01/2025		$13,800	14,835
Countrywide Capital
8.050% due 06/15/2027		12,000	15,462
Credit Agricole S.A.
2.515% (US0003M + 1.180%) due 07/01/2021 ~		3,000	3,067
8.125% (USSW5 + 6.283%) due 09/19/2033 ~		9,000	9,477
Credit Suisse AG
6.500% due 08/08/2023		38,555	43,666
Credit Suisse Group AG
3.574% due 01/09/2023		18,300	18,754
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		1,750	1,786
3.594% (US0003M + 2.290%) due 04/16/2021 ~		14,400	15,132
3.750% due 03/26/2025		6,400	6,527
3.800% due 09/15/2022		20,000	20,778
3.800% due 06/09/2023		15,800	16,371
Crown Castle International Corp.
2.250% due 09/01/2021		6,555	6,469
3.200% due 09/01/2024		11,200	11,159
3.400% due 02/15/2021		800	824
3.700% due 06/15/2026		1,200	1,210
4.000% due 03/01/2027		3,100	3,175
4.450% due 02/15/2026		7,100	7,528
5.250% due 01/15/2023		3,953	4,380
CyrusOne LP
5.375% due 03/15/2027		200	215
DBS Group Holdings Ltd.
1.807% (US0003M + 0.490%) due 06/08/2020 ~		3,200	3,212
DDR Corp.
3.900% due 08/15/2024		11,100	11,169
Depository Trust & Clearing Corp.
4.875% (US0003M + 3.167%) due 06/15/2020 ~(i)		7,000	7,306

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	25

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deutsche Bank AG
2.274% (US0003M + 0.970%) due 07/13/2020 ~		$36,700	$36,834
4.250% due 10/14/2021		49,300	51,702
Digital Realty Trust LP
3.400% due 10/01/2020		9,100	9,389
3.700% due 08/15/2027		2,100	2,125
Discover Financial Services
4.100% due 02/09/2027		5,450	5,546
Doctors Co.
6.500% due 10/15/2023		12,300	13,853
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		3,994	4,154
E*TRADE Financial Corp.
5.875% (US0003M + 4.435%) due 09/15/2026 ~(i)		9,700	10,355
Eaton Vance Corp.
3.500% due 04/06/2027		1,200	1,218
Education Realty Operating Partnership LP
4.600% due 12/01/2024		6,200	6,410
Emerald Bay S.A.
5.000% due 10/15/2020 +~	EUR	2,522	2,537
5.000% due 10/31/2020 +~		3,351	3,376
5.000% due 06/23/2022 +~		2,861	2,879
EPR Properties
4.500% due 04/01/2025		$3,900	3,988
4.500% due 06/01/2027		2,400	2,434
4.750% due 12/15/2026		8,000	8,284
ERP Operating LP
2.375% due 07/01/2019		5,200	5,243
3.250% due 08/01/2027		2,700	2,709
4.500% due 06/01/2045		400	430
Essex Portfolio LP
3.375% due 04/15/2026		11,400	11,347
3.500% due 04/01/2025		1,875	1,901
3.625% due 08/15/2022		300	310
3.875% due 05/01/2024		3,900	4,059
Exeter Finance Corp.
9.750% due 05/20/2019 +		5,500	5,367
FBM Finance, Inc.
8.250% due 08/15/2021		2,200	2,365
Fidelity National Financial, Inc.
5.500% due 09/01/2022		22,440	24,621
First American Financial Corp.
4.300% due 02/01/2023		10,900	11,270
4.600% due 11/15/2024		5,115	5,269
First Gulf Bank PJSC
3.250% due 01/14/2019		4,700	4,777
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		16,300	17,332

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ford Motor Credit Co. LLC
2.139% (US0003M + 0.830%) due 08/12/2019 ~	$500	$502
2.240% due 06/15/2018	11,590	11,628
2.375% due 01/16/2018	4,960	4,971
2.391% (US0003M + 1.080%) due 08/03/2022 ~	19,400	19,404
5.000% due 05/15/2018	25,915	26,430
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022	4,400	4,598
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020	4,000	4,040
4.418% due 11/15/2035	43,626	47,643
General Motors Financial Co., Inc.
3.200% due 07/13/2020	18,000	18,464
Genworth Holdings, Inc.
6.515% due 05/22/2018	1,500	1,515
Global Bank Corp.
4.500% due 10/20/2021	2,500	2,565
Goldman Sachs Group, Inc.
2.313% (US0003M + 1.000%) due 07/24/2023 ~	19,900	19,982
2.366% (US0003M + 1.050%) due 06/05/2023 ~	23,300	23,450
2.485% (US0003M + 1.170%) due 11/15/2021 ~	29,500	29,918
2.905% (US0003M + 0.990%) due 07/24/2023 ~	10,500	10,516
3.087% (US0003M + 1.770%) due 02/25/2021 ~	25,000	25,941
3.500% due 01/23/2025	21,000	21,318
3.750% due 05/22/2025	23,115	23,795
5.750% due 01/24/2022	18,915	21,239
5.950% due 01/18/2018	21,411	21,684
6.150% due 04/01/2018	35,713	36,497
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020	6,500	7,179
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	11,400	11,382
Grupo Aval Ltd.
4.750% due 09/26/2022	3,331	3,419
Hartford Financial Services Group, Inc.
5.125% due 04/15/2022	1,200	1,331
Highwoods Realty LP
3.875% due 03/01/2027	1,100	1,111
Hospitality Properties Trust
4.500% due 06/15/2023	1,200	1,273
5.000% due 08/15/2022	3,500	3,759
Host Hotels & Resorts LP
3.875% due 04/01/2024	5,600	5,729
4.000% due 06/15/2025	6,050	6,207
6.000% due 10/01/2021	6,100	6,794

26	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Bank PLC
4.125% due 08/12/2020		$19,878	$20,943
HSBC Holdings PLC
2.950% due 05/25/2021		1,500	1,524
3.557% (US0003M + 2.240%) due 03/08/2021 ~		8,300	8,739
3.600% due 05/25/2023		8,000	8,329
4.300% due 03/08/2026		34,300	36,879
6.000% (EUSA5 + 5.338%) due 09/29/2023 ~(i)	EUR	18,035	24,087
7.350% due 11/27/2032		$692	915
HSBC USA, Inc.
2.250% due 06/23/2019		4,700	4,729
2.350% due 03/05/2020		2,950	2,969
Hyundai Capital Services, Inc.
3.000% due 03/06/2022		3,000	2,976
Industrial & Commercial Bank of China Ltd.
2.351% due 11/13/2017		18,750	18,761
ING Bank NV
1.650% due 08/15/2019		2,300	2,282
Intercontinental Exchange, Inc.
3.750% due 12/01/2025		1,600	1,673
4.000% due 10/15/2023		2,000	2,150
International Lease Finance Corp.
3.875% due 04/15/2018		10,000	10,112
4.625% due 04/15/2021		3,000	3,192
6.250% due 05/15/2019		2,000	2,126
7.125% due 09/01/2018		10,860	11,373
8.250% due 12/15/2020		10,000	11,708
8.625% due 01/15/2022		14,300	17,537
Intesa Sanpaolo SpA
3.875% due 01/16/2018		2,800	2,816
3.875% due 01/15/2019		1,300	1,327
5.017% due 06/26/2024		6,890	7,012
5.710% due 01/15/2026		10,000	10,552
7.750% (EUSA5 + 7.192%) due 01/11/2027 ~(i)	EUR	5,500	7,450
Jackson National Life Global Funding
2.060% (US0003M + 0.730%) due 06/27/2022 ~		$3,500	3,523
2.500% due 06/27/2022		7,300	7,303
Jefferies Finance LLC
6.875% due 04/15/2022		750	757
7.250% due 08/15/2024		2,300	2,311
7.375% due 04/01/2020		26,125	27,039
7.500% due 04/15/2021		800	832
Jefferies LoanCore LLC
6.875% due 06/01/2020		27,270	28,327
JPMorgan Chase & Co.
2.214% (US0003M + 0.900%) due 04/25/2023 ~		40,000	40,315
3.220% (US0003M + 1.155%) due 03/01/2025 ~		14,500	14,703

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.300% due 04/01/2026		$14,203	$14,255
3.540% (US0003M + 1.380%) due 05/01/2028 ~		25,000	25,247
3.900% due 07/15/2025		7,150	7,534
6.100% (US0003M + 3.330%) due 10/01/2024 ~(i)		8,900	9,834
6.125% (US0003M + 3.330%) due 04/30/2024 ~(i)		5,500	6,064
6.750% (US0003M + 3.780%) due 02/01/2024 ~(i)		100	114
7.900% (US0003M + 3.470%) due 04/30/2018 ~(i)		32,723	33,746
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		14,329	14,329
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		9,400	9,571
Kilroy Realty LP
3.800% due 01/15/2023		4,800	4,948
4.375% due 10/01/2025		4,900	5,155
Kimco Realty Corp.
3.300% due 02/01/2025		3,000	3,002
KIRS Midco PLC
8.625% due 07/15/2023		13,100	13,820
KSA Sukuk Ltd.
2.894% due 04/20/2022		13,800	13,883
Lazard Group LLC
3.750% due 02/13/2025		5,583	5,702
LeasePlan Corp. NV
2.500% due 05/16/2018		1,600	1,602
2.875% due 01/22/2019		2,730	2,737
3.000% due 10/23/2017		2,700	2,702
Legg Mason, Inc.
2.700% due 07/15/2019		6,300	6,377
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^(c)		3,403	222
Lifestorage, LP
3.500% due 07/01/2026		4,300	4,143
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	2,300	2,891
Lloyds Bank PLC
7.625% due 04/22/2025	GBP	1,200	2,153
Lloyds Banking Group PLC
3.000% due 01/11/2022		$3,000	3,027
7.000% (BPSW5 + 5.060%) due 06/27/2019 ~(i)	GBP	1,100	1,538
7.625% (BPSW5 + 5.010%) due 06/27/2023 ~(i)		8,898	13,368
7.875% (BPSW5 + 4.830%) due 06/27/2029 ~(i)		10,652	17,128
Manulife Financial Corp.
4.150% due 03/04/2026		$550	586

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	27

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Marsh & McLennan Cos., Inc.
3.500% due 06/03/2024	$5,400	$5,606
3.500% due 03/10/2025	10,750	11,130
Mercury General Corp.
4.400% due 03/15/2027	800	824
MetLife Capital Trust
7.875% due 12/15/2067	2,000	2,690
MetLife, Inc.
10.750% due 08/01/2069	4,000	6,700
MGIC Investment Corp.
5.750% due 08/15/2023	10,000	11,025
MGM Growth Properties Operating Partnership LP
4.500% due 01/15/2028	800	809
Mid-America Apartments LP
3.600% due 06/01/2027	300	302
3.750% due 06/15/2024	1,650	1,703
4.300% due 10/15/2023	25,485	27,049
Mitsubishi UFJ Financial Group, Inc.
2.377% (US0003M + 1.060%) due 09/13/2021 ~	52,100	52,912
2.998% due 02/22/2022	4,000	4,056
3.196% (US0003M + 1.880%) due 03/01/2021 ~	28,000	29,146
Mizuho Bank Ltd.
2.150% due 10/20/2018	2,000	2,006
Mizuho Financial Group, Inc.
2.197% (US0003M + 0.880%) due 09/11/2022 ~	21,500	21,575
2.457% (US0003M + 1.140%) due 09/13/2021 ~	5,200	5,280
2.632% due 04/12/2021	8,000	7,996
Morgan Stanley
2.109% (US0003M + 0.800%) due 02/14/2020 ~	1,100	1,105
2.243% (US0003M + 0.930%) due 07/22/2022 ~	13,300	13,358
2.487% (US0003M + 1.180%) due 01/20/2022 ~	15,000	15,218
2.532% (US0003M + 1.220%) due 05/08/2024 ~	11,900	12,058
2.750% due 05/19/2022	20,000	20,088
3.125% due 07/27/2026	1,000	982
3.591% (US0003M + 1.340%) due 07/22/2028 ~	14,600	14,638
3.875% due 01/27/2026	18,000	18,700
MUFG Americas Holdings Corp.
3.000% due 02/10/2025	7,000	6,904
Nasdaq, Inc.
1.713% (US0003M + 0.390%) due 03/22/2019 ~	4,400	4,403
3.850% due 06/30/2026	10,000	10,303
National Retail Properties, Inc.
3.500% due 10/15/2027	3,350	3,284

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nationwide Building Society
3.900% due 07/21/2025		$1,200	$1,259
10.250% ~(i)	GBP	156	32,694
Navient Corp.
4.875% due 06/17/2019		$300	311
5.875% due 03/25/2021		3,400	3,591
6.500% due 06/15/2022		10,555	11,208
6.625% due 07/26/2021		800	858
7.250% due 01/25/2022		600	658
8.000% due 03/25/2020		1,800	1,989
Neuberger Berman Group LLC
4.500% due 03/15/2027		7,800	8,227
Nuveen Finance LLC
4.125% due 11/01/2024		4,200	4,427
Old Republic International Corp.
3.875% due 08/26/2026		17,410	17,655
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		8,075	8,331
4.500% due 01/15/2025		2,200	2,235
4.500% due 04/01/2027		3,300	3,303
4.750% due 01/15/2028		1,200	1,207
4.950% due 04/01/2024		700	735
5.250% due 01/15/2026		7,300	7,718
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		6,800	7,195
OneMain Financial Holdings LLC
6.750% due 12/15/2019		8,500	8,840
7.250% due 12/15/2021		4,117	4,307
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125% due 03/20/2022		2,000	2,040
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		900	913
Physicians Realty LP
4.300% due 03/15/2027		4,100	4,198
Pinnacol Assurance
8.625% due 06/25/2034 (j)		6,000	6,436
Preferred Term Securities Ltd.
1.871% (US0003M + 0.550%) due 03/24/2034 ~		15	14
Protective Life Global Funding
1.724% (US0003M + 0.420%) due 03/29/2019 ~		5,000	5,004
1.999% due 09/14/2021		15,600	15,207
Provident Funding Associates LP
6.375% due 06/15/2025		2,100	2,210
Prudential PLC
5.700% (GUKG5 + 3.084%) due 12/19/2063 ~	GBP	900	1,379
QNB Finance Ltd.
2.750% due 10/31/2018		$1,800	1,804
Radian Group, Inc.
5.250% due 06/15/2020		1,804	1,890

28	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RCI Banque S.A.
3.500% due 04/03/2018		$2,500	$2,519
Regency Centers LP
3.600% due 02/01/2027		2,200	2,200
4.400% due 02/01/2047		1,000	1,000
Reliance Standard Life Global Funding
3.050% due 01/20/2021		1,900	1,930
RenaissanceRe Finance, Inc.
3.450% due 07/01/2027		2,100	2,071
Royal Bank of Canada
2.100% due 10/14/2020		2,000	2,001
Royal Bank of Scotland Group PLC
2.785% (US0003M + 1.470%) due 05/15/2023 ~		3,000	3,025
4.800% due 04/05/2026		7,900	8,466
8.625% (USSW5 + 7.598%) due 08/15/2021 ~(i)		18,550	20,614
Santander Holdings USA, Inc.
3.700% due 03/28/2022		7,800	7,953
Santander UK Group Holdings PLC
2.875% due 10/16/2020		6,700	6,801
2.875% due 08/05/2021		23,900	24,037
4.750% due 09/15/2025		38,961	40,769
7.375% (BPSW5 + 5.543%) due 06/24/2022 ~(i)	GBP	2,630	3,833
Santander UK PLC
5.000% due 11/07/2023		$1,600	1,733
Sberbank of Russia Via SB Capital S.A.
5.500% (H15T5Y + 4.023%) due 02/26/2024 ~		4,000	4,091
Scentre Group Trust
3.500% due 02/12/2025		3,300	3,322
Select Income REIT
4.250% due 05/15/2024		2,700	2,711
Simon Property Group LP
3.375% due 06/15/2027		1,400	1,408
SL Green Realty Corp.
4.500% due 12/01/2022		10,550	10,954
5.000% due 08/15/2018		6,000	6,122
SLM Corp.
5.125% due 04/05/2022		4,500	4,635
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		300	297
Spirit Realty LP
4.450% due 09/15/2026		7,000	7,001
Springleaf Finance Corp.
5.250% due 12/15/2019		10,875	11,348
7.750% due 10/01/2021		5,000	5,656
8.250% due 12/15/2020		3,600	4,077
StanCorp Financial Group, Inc.
3.826% (US0003M + 2.510%) due 06/01/2067 ~		5,300	5,307

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Bank of India
3.250% due 01/24/2022		$22,500	$22,762
Stearns Holdings LLC
9.375% due 08/15/2020		12,600	13,230
Stichting AK Rabobank Certificaten
6.500% (i)	EUR	10,650	15,067
Sumitomo Mitsui Financial Group, Inc.
2.446% (US0003M + 1.140%) due 10/19/2021 ~		$35,000	35,610
2.934% due 03/09/2021		5,900	5,998
2.997% (US0003M + 1.680%) due 03/09/2021 ~		30,000	31,030
SURA Asset Management S.A.
4.375% due 04/11/2027		1,700	1,734
Suzano Austria GmbH
5.750% due 07/14/2026		2,700	2,907
7.000% due 03/16/2047 (l)		5,900	6,460
7.000% due 03/16/2047		700	766
Synchrony Financial
2.541% (US0003M + 1.230%) due 02/03/2020 ~		13,350	13,488
Teachers Insurance & Annuity Association of America
4.375% (US0003M + 2.661%) due 09/15/2054 ~		43,400	43,997
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	6,068	8,864
5.661% due 10/13/2041		3,355	4,978
5.744% due 04/13/2040		4,101	6,165
5.801% due 10/13/2040		8,349	12,649
6.052% due 10/13/2039		354	544
Trust F
5.250% due 12/15/2024		$2,000	2,143
5.250% due 01/30/2026		10,660	11,353
6.950% due 01/30/2044		1,500	1,663
U.S. Bancorp
5.300% (US0003M + 2.914%) due 04/15/2027 ~(i)		14,000	15,295
UBS AG
1.897% (US0003M + 0.580%) due 06/08/2020 ~		47,700	47,910
4.750% (USSW5 + 3.765%) due 05/22/2023 ~		39,157	39,758
5.125% due 05/15/2024		21,530	23,022
7.625% due 08/17/2022		40,917	48,333
UBS Group Funding Switzerland AG
2.265% (US0003M + 0.950%) due 08/15/2023 ~		22,700	22,712
4.125% due 09/24/2025		10,000	10,526
4.253% due 03/23/2028		6,500	6,829
UDR, Inc.
3.700% due 10/01/2020		3,000	3,100
3.750% due 07/01/2024		1,125	1,160
4.000% due 10/01/2025		14,200	14,808

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	29

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ventas Realty LP
3.850% due 04/01/2027	$8,600	$8,766
VEREIT Operating Partnership LP
3.000% due 02/06/2019	5,195	5,243
4.125% due 06/01/2021	4,300	4,498
4.875% due 06/01/2026	3,400	3,645
Visa, Inc.
3.150% due 12/14/2025	2,800	2,870
Vonovia Finance BV
3.200% due 10/02/2017	13,000	13,000
5.000% due 10/02/2023	1,100	1,172
Washington Prime Group LP
5.950% due 08/15/2024	19,000	19,406
WEA Finance LLC
2.700% due 09/17/2019	1,800	1,816
3.150% due 04/05/2022	2,900	2,936
3.250% due 10/05/2020	10,250	10,472
3.750% due 09/17/2024	10,905	11,130
Wells Fargo & Co.
2.239% (US0003M + 0.930%) due 02/11/2022 ~	18,300	18,479
2.423% (US0003M + 1.110%) due 01/24/2023 ~	42,150	42,903
2.541% (US0003M + 1.230%) due 10/31/2023 ~	7,550	7,727
2.625% due 07/22/2022	38,000	38,088
2.656% (US0003M + 1.340%) due 03/04/2021 ~	15,550	16,041
3.000% due 04/22/2026	13,451	13,222
3.550% due 09/29/2025	19,850	20,391
3.584% (US0003M + 1.310%) due 05/22/2028 ~	16,000	16,219
7.980% (US0003M + 3.770%) due 03/15/2018 ~(i)	3,413	3,520
Wells Fargo Bank N.A.
1.966% (US0003M + 0.650%) due 12/06/2019 ~	7,500	7,577
2.053% (US0003M + 0.740%) due 01/22/2018 ~	21,100	21,145
Welltower, Inc.
4.950% due 01/15/2021	2,500	2,684
6.125% due 04/15/2020	1,975	2,168
Weyerhaeuser Co.
3.250% due 03/15/2023	4,000	4,081
7.125% due 07/15/2023	2,026	2,428
7.375% due 10/01/2019	17,871	19,737
7.375% due 03/15/2032	23,909	33,232
7.950% due 03/15/2025	12,479	15,730
8.500% due 01/15/2025	12,449	16,412
WP Carey, Inc.
4.250% due 10/01/2026	7,400	7,558
4.600% due 04/01/2024	550	577

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
XLIT Ltd.
4.450% due 03/31/2025	$1,800	$1,845
6.375% due 11/15/2024	349	409

		4,254,483

INDUSTRIALS 29.6%
21st Century Fox America, Inc.
4.750% due 09/15/2044	125	134
Abbott Laboratories
2.900% due 11/30/2021	11,500	11,707
AbbVie, Inc.
2.300% due 05/14/2021	1,975	1,973
2.850% due 05/14/2023	29,435	29,691
3.600% due 05/14/2025	19,555	20,300
4.300% due 05/14/2036	5,000	5,263
4.400% due 11/06/2042	7,000	7,354
Activision Blizzard, Inc.
2.300% due 09/15/2021	2,500	2,488
3.400% due 09/15/2026	2,200	2,229
3.400% due 06/15/2027	4,800	4,831
6.125% due 09/15/2023	2,400	2,575
Adecoagro S.A.
6.000% due 09/21/2027	3,500	3,502
Aetna, Inc.
2.800% due 06/15/2023	6,253	6,292
Air Canada Pass-Through Trust
4.125% due 11/15/2026	8,435	9,010
5.375% due 11/15/2022	1,462	1,545
Aleris International, Inc.
9.500% due 04/01/2021	7,400	7,918
Alibaba Group Holding Ltd.
3.125% due 11/28/2021	21,600	22,119
Alimentation Couche-Tard, Inc.
3.550% due 07/26/2027	5,500	5,559
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024 (a)	11,300	11,269
3.550% due 10/01/2027 (a)	500	498
Allergan Funding SCS
3.000% due 03/12/2020	6,500	6,639
3.800% due 03/15/2025	7,100	7,383
3.850% due 06/15/2024	24,300	25,378
4.550% due 03/15/2035	12,302	13,159
4.750% due 03/15/2045	1,297	1,410
Allergan, Inc.
3.375% due 09/15/2020	2,600	2,686
Alliance Data Systems Corp.
5.375% due 08/01/2022	3,400	3,519
5.875% due 11/01/2021	1,300	1,355
Altice Financing S.A.
7.500% due 05/15/2026	5,000	5,513

30	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	2,000	$2,516
Amazon.com, Inc.
3.150% due 08/22/2027		$31,800	31,988
American Airlines Pass Through Trust
3.350% due 04/15/2031		9,800	9,972
3.375% due 11/01/2028		4,520	4,565
3.600% due 04/15/2031		3,700	3,765
3.700% due 04/01/2028		3,131	3,241
4.000% due 01/15/2027		1,129	1,187
4.950% due 08/15/2026		2,400	2,514
5.250% due 07/31/2022		1,707	1,820
Amgen, Inc.
3.625% due 05/22/2024		10,000	10,440
4.663% due 06/15/2051		39,404	43,381
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		33,900	35,177
3.650% due 02/01/2026		33,400	34,600
4.700% due 02/01/2036		25,400	28,203
Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042		3,000	3,408
Antero Resources Corp.
5.000% due 03/01/2025		6,750	6,885
Anthem, Inc.
3.700% due 08/15/2021		6,000	6,262
4.650% due 01/15/2043		4,509	4,882
AP Moller - Maersk A/S
2.550% due 09/22/2019		5,800	5,835
3.875% due 09/28/2025		2,200	2,211
Apple, Inc.
2.450% due 08/04/2026		28,000	27,015
2.850% due 05/11/2024		7,300	7,392
2.900% due 09/12/2027		11,700	11,612
3.200% due 05/11/2027		4,800	4,891
Ardagh Packaging Finance PLC
6.750% due 05/15/2024	EUR	800	1,057
Arrow Electronics, Inc.
3.250% due 09/08/2024		$3,500	3,461
Asciano Finance Ltd.
5.000% due 04/07/2018		4,000	4,057
6.000% due 04/07/2023		7,000	7,697
Associated Materials LLC
9.000% due 01/01/2024		700	762
AutoNation, Inc.
3.350% due 01/15/2021		8,530	8,720
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		3,300	3,307
2.195% (US0003M + 0.880%) due 08/15/2022 ~		5,100	5,120
3.222% due 08/15/2024		6,800	6,824
4.390% due 08/15/2037		30,700	31,376

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Baxalta, Inc.
2.875% due 06/23/2020	$4,500	$4,569
Becton Dickinson and Co.
2.346% (US0003M + 1.030%) due 06/06/2022 ~	13,600	13,683
2.675% due 12/15/2019	3,000	3,037
Biogen, Inc.
5.200% due 09/15/2045	8,000	9,350
Block Communications, Inc.
6.875% due 02/15/2025	400	436
BMW U.S. Capital LLC
3.300% due 04/06/2027	4,600	4,686
Boston Scientific Corp.
2.650% due 10/01/2018	326	329
3.375% due 05/15/2022	4,000	4,107
3.850% due 05/15/2025	26,798	27,859
Braskem Finance Ltd.
5.375% due 05/02/2022	6,100	6,512
Broadcom Corp.
3.625% due 01/15/2024	42,800	44,016
3.875% due 01/15/2027	5,000	5,157
Bukit Makmur Mandiri Utama PT
7.750% due 02/13/2022	3,400	3,641
Burger King Worldwide, Inc.
4.250% due 05/15/2024	3,800	3,824
Burlington Northern Santa Fe LLC
3.400% due 09/01/2024	1,700	1,774
4.150% due 04/01/2045	2,500	2,657
4.450% due 03/15/2043	1,175	1,292
4.900% due 04/01/2044	2,562	2,993
5.400% due 06/01/2041	6,000	7,433
CA, Inc.
4.700% due 03/15/2027	5,750	6,038
Caesars Growth Properties Holdings LLC
9.375% due 05/01/2022	200	217
CBS Corp.
3.375% due 02/15/2028	10,100	9,864
CD&R Waterworks Merger Sub LLC
6.125% due 08/15/2025	1,100	1,139
Celeo Redes Operacion Chile S.A.
5.200% due 06/22/2047	2,200	2,233
Cenovus Energy, Inc.
4.250% due 04/15/2027 (l)	4,400	4,369
5.250% due 06/15/2037	21,300	21,192
5.700% due 10/15/2019	11,350	12,033
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021	500	526
Central Nippon Expressway Co. Ltd.
2.170% due 08/05/2019	400	400
Charter Communications Operating LLC
3.750% due 02/15/2028	28,900	28,229

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	31

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.464% due 07/23/2022	$33,665	$35,590
4.908% due 07/23/2025	33,600	35,964
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027	4,500	4,658
5.875% due 03/31/2025	900	972
Chester Downs & Marina LLC
9.250% due 02/01/2020	2,500	2,544
Cimarex Energy Co.
4.375% due 06/01/2024	63,442	67,188
Comcast Corp.
2.350% due 01/15/2027	287	268
2.750% due 03/01/2023	11,000	11,125
3.150% due 03/01/2026	8,413	8,414
3.150% due 02/15/2028	35,300	35,200
4.000% due 08/15/2047	2,400	2,445
4.600% due 08/15/2045	2,975	3,283
6.400% due 05/15/2038	200	264
6.450% due 03/15/2037	3,800	5,088
Concho Resources, Inc.
3.750% due 10/01/2027	5,000	5,027
Constellation Brands, Inc.
2.700% due 05/09/2022	3,700	3,715
4.250% due 05/01/2023	3,495	3,750
4.750% due 11/15/2024	3,700	4,061
6.000% due 05/01/2022	2,222	2,543
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	803	847
4.750% due 07/12/2022	1,832	1,950
7.250% due 05/10/2021	10,238	11,275
Continental Resources, Inc.
3.800% due 06/01/2024	6,750	6,547
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027	5,600	5,612
Cosan Ltd.
5.950% due 09/20/2024	9,100	9,330
Covey Park Energy LLC
7.500% due 05/15/2025	2,850	2,960
Cox Communications, Inc.
3.500% due 08/15/2027	13,200	13,012
3.850% due 02/01/2025	8,700	8,771
4.700% due 12/15/2042	1,170	1,100
CRC Escrow Issuer LLC
5.250% due 10/15/2025 (a)	9,500	9,500
CRH America, Inc.
3.875% due 05/18/2025	13,000	13,601
Crown Castle Towers LLC
3.222% due 05/15/2042	4,000	4,086
CSN Resources S.A.
6.500% due 07/21/2020	3,800	3,364
CSX Corp.
3.950% due 05/01/2050	2,000	1,901

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CVS Health Corp.
5.125% due 07/20/2045	$1,500	$1,731
CVS Pass-Through Trust
4.163% due 08/11/2036	386	393
4.704% due 01/10/2036	9,145	9,818
5.789% due 01/10/2026	78	85
5.926% due 01/10/2034	425	486
6.036% due 12/10/2028	3,003	3,397
8.353% due 07/10/2031	407	530
D.R. Horton, Inc.
3.750% due 03/01/2019	2,023	2,061
4.000% due 02/15/2020	2,950	3,056
4.375% due 09/15/2022	1,800	1,922
5.750% due 08/15/2023	12,030	13,689
DAE Funding LLC
4.000% due 08/01/2020	1,200	1,227
5.000% due 08/01/2024	3,300	3,391
Danone S.A.
2.077% due 11/02/2021	13,279	13,055
Dell International LLC
3.480% due 06/01/2019	11,600	11,827
4.420% due 06/15/2021	54,374	57,130
5.450% due 06/15/2023	39,000	42,825
6.020% due 06/15/2026	7,500	8,340
Delphi Automotive PLC
3.150% due 11/19/2020	4,500	4,607
Delta Air Lines, Inc.
2.875% due 03/13/2020	14,900	15,074
3.625% due 03/15/2022	1,160	1,193
Diamond Offshore Drilling, Inc.
7.875% due 08/15/2025 (l)	2,000	2,123
Diamond Resorts International, Inc.
7.750% due 09/01/2023	9,500	10,260
Diamondback Energy, Inc.
4.750% due 11/01/2024	3,000	3,075
Discovery Communications LLC
2.200% due 09/20/2019	3,100	3,111
DP World Ltd.
6.850% due 07/02/2037	21,220	26,278
DXC Technology Co.
4.250% due 04/15/2024	3,000	3,167
4.750% due 04/15/2027	8,600	9,212
Dynegy, Inc.
7.625% due 11/01/2024	5,000	5,206
8.000% due 01/15/2025	9,600	9,984
8.034% due 02/02/2024	249	248
eBay, Inc.
3.600% due 06/05/2027	39,800	39,650
Embraer Netherlands Finance BV
5.050% due 06/15/2025	1,200	1,280
EMD Finance LLC
2.950% due 03/19/2022	12,700	12,918
3.250% due 03/19/2025	9,700	9,847

32	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Enbridge, Inc.
4.250% due 12/01/2026	$5,000	$5,266
5.500% (US0003M + 3.418%) due 07/15/2077 ~	3,400	3,451
Encana Corp.
6.625% due 08/15/2037	5,000	5,832
Endo Dac
6.000% due 07/15/2023	11,250	9,337
6.000% due 02/01/2025	3,400	2,771
Endo Finance LLC
5.375% due 01/15/2023	4,700	3,854
5.750% due 01/15/2022	1,300	1,147
7.250% due 01/15/2022	3,555	3,342
Energy Transfer LP
4.050% due 03/15/2025	20,100	20,403
4.750% due 01/15/2026	7,050	7,431
5.150% due 03/15/2045	1,250	1,225
5.300% due 04/15/2047	13,200	13,272
5.950% due 10/01/2043	1,000	1,074
6.050% due 06/01/2041	6,400	6,933
6.125% due 12/15/2045	900	991
6.500% due 02/01/2042	3,600	4,084
7.500% due 07/01/2038	4,302	5,294
Entergy Louisiana LLC
3.120% due 09/01/2027	4,300	4,321
4.050% due 09/01/2023	1,160	1,238
Enterprise Products Operating LLC
3.750% due 02/15/2025	9,100	9,443
3.950% due 02/15/2027	5,000	5,255
4.450% due 02/15/2043	6,890	7,106
4.850% due 03/15/2044	2,900	3,124
4.875% due 08/16/2077 ~	8,400	8,463
5.100% due 02/15/2045	10,000	11,179
5.700% due 02/15/2042	15,002	17,942
5.950% due 02/01/2041	1,000	1,203
EQT Corp.
3.000% due 10/01/2022 (a)	11,800	11,832
3.900% due 10/01/2027 (a)	21,600	21,639
EQT Midstream Partners LP
4.000% due 08/01/2024	21,160	21,534
ERAC USA Finance LLC
2.600% due 12/01/2021	5,100	5,079
3.300% due 12/01/2026	700	688
5.250% due 10/01/2020	1,100	1,190
Fibria Overseas Finance Ltd.
5.500% due 01/17/2027 (l)	1,200	1,275
Fidelity National Information Services, Inc.
2.250% due 08/15/2021	8,100	8,051
2.850% due 10/15/2018	5,600	5,667
3.625% due 10/15/2020	2,283	2,379
Flex Ltd.
4.625% due 02/15/2020	1,100	1,152
5.000% due 02/15/2023	3,000	3,265

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020		$2,800	$3,018
7.900% due 05/15/2019		2,000	2,174
Forest Laboratories LLC
4.875% due 02/15/2021		9,763	10,490
5.000% due 12/15/2021		3,650	3,992
Freeport Minerals Corp.
9.500% due 06/01/2031		200	260
Fresenius Medical Care U.S. Finance, Inc.
4.750% due 10/15/2024		6,700	7,262
GATX Corp.
2.500% due 07/30/2019		600	605
General Electric Co.
3.150% due 09/07/2022		440	457
5.875% due 01/14/2038		2,396	3,140
6.875% due 01/10/2039		1,108	1,626
General Motors Co.
2.112% (US0003M + 0.800%) due 08/07/2020 ~		3,975	3,980
5.150% due 04/01/2038		3,300	3,393
6.600% due 04/01/2036		4,100	4,876
Georgia-Pacific LLC
3.734% due 07/15/2023		1,000	1,055
5.400% due 11/01/2020		3,725	4,085
Globo Comunicacao e Participacoes S.A.
4.875% due 04/11/2022		2,700	2,822
Grupo Kaltex S.A. de C.V.
8.875% due 04/11/2022		800	750
GTP Acquisition Partners LLC
2.350% due 06/15/2045		11,800	11,788
Gulfstream Natural Gas System LLC
4.600% due 09/15/2025		2,900	3,133
Harris Corp.
5.550% due 10/01/2021		2,375	2,631
Harvest Operations Corp.
2.125% due 05/14/2018		10,800	10,793
HCA, Inc.
4.750% due 05/01/2023		2,650	2,812
Heineken NV
3.500% due 01/29/2028		2,100	2,147
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	5,400	6,382
Historic TW, Inc.
9.150% due 02/01/2023		$3,000	3,871
Humana, Inc.
3.150% due 12/01/2022		5,000	5,095
3.950% due 03/15/2027		1,500	1,571
Hyundai Capital America
2.500% due 03/18/2019		2,900	2,903
Imperial Brands Finance PLC
2.950% due 07/21/2020		15,850	16,098

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	33

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 02/11/2023	$2,900	$2,979
3.750% due 07/21/2022	5,900	6,139
Japan Tobacco, Inc.
2.100% due 07/23/2018	1,300	1,304
JC Penney Corp., Inc.
5.875% due 07/01/2023	3,600	3,650
Kansas City Southern
3.000% due 05/15/2023	4,200	4,214
3.125% due 06/01/2026	3,645	3,546
4.950% due 08/15/2045	1,631	1,821
Kinder Morgan Energy Partners LP
4.250% due 09/01/2024	800	835
6.375% due 03/01/2041	1,049	1,213
6.500% due 04/01/2020	2,610	2,855
6.500% due 09/01/2039	5,310	6,067
6.550% due 09/15/2040	3,300	3,779
6.950% due 01/15/2038	4,750	5,776
7.300% due 08/15/2033	600	734
7.400% due 03/15/2031	800	1,003
7.500% due 11/15/2040	5,500	6,918
Kinder Morgan, Inc.
2.589% (US0003M + 1.280%) due 01/15/2023 ~	6,100	6,114
3.150% due 01/15/2023	12,100	12,171
5.050% due 02/15/2046	9,200	9,486
5.300% due 12/01/2034	3,200	3,349
7.800% due 08/01/2031	3,000	3,811
Kinetic Concepts, Inc.
12.500% due 11/01/2021	2,700	3,017
KLA-Tencor Corp.
4.125% due 11/01/2021	7,885	8,338
Kraft Heinz Foods Co.
1.729% (US0003M + 0.420%) due 08/09/2019 ~	4,200	4,205
1.879% (US0003M + 0.570%) due 02/10/2021 ~	9,500	9,513
2.129% (US0003M + 0.820%) due 08/10/2022 ~	12,500	12,520
3.000% due 06/01/2026	10,500	10,087
3.950% due 07/15/2025	27,351	28,206
Laboratory Corp. of America Holdings
3.600% due 02/01/2025	5,250	5,361
Latam Finance Ltd.
6.875% due 04/11/2024	1,000	1,064
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	7,658	9,530
Magellan Health, Inc.
4.400% due 09/22/2024	16,000	15,962
Mallinckrodt International Finance S.A.
5.625% due 10/15/2023 (l)	800	749
Marriott International, Inc.
2.300% due 01/15/2022	6,700	6,619
3.750% due 03/15/2025	3,375	3,480
4.500% due 10/01/2034	6,099	6,448

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Masco Corp.
4.450% due 04/01/2025		$15,400	$16,515
4.500% due 05/15/2047		8,420	8,472
5.950% due 03/15/2022		3,808	4,292
7.125% due 03/15/2020		2,697	3,007
Massachusetts Institute of Technology
4.678% due 07/01/2114		150	171
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		21,500	21,651
Mexichem S.A.B. de C.V.
4.000% due 10/04/2027 (a)		10,200	10,180
MGM Resorts International
7.750% due 03/15/2022		5,000	5,850
Micron Technology, Inc.
7.500% due 09/15/2023		700	780
Microsoft Corp.
2.400% due 02/06/2022		33,000	33,409
2.875% due 02/06/2024		1,300	1,331
3.125% due 11/03/2025		10,500	10,833
3.300% due 02/06/2027		8,200	8,509
3.700% due 08/08/2046		22,000	22,232
4.000% due 02/12/2055		9,945	10,356
4.250% due 02/06/2047		10,000	11,077
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		11,800	12,655
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019		3,400	3,427
Mitchells & Butlers Finance PLC
0.777% (BP0003M + 0.450%) due 12/15/2030 ~	GBP	1,064	1,319
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		$2,131	2,093
Moody’s Corp.
2.625% due 01/15/2023		1,600	1,592
4.500% due 09/01/2022		2,800	3,029
4.875% due 02/15/2024		1,500	1,659
5.250% due 07/15/2044		3,000	3,528
Murphy Oil Corp.
5.750% due 08/15/2025		4,000	4,130
6.875% due 08/15/2024		1,500	1,603
Mylan NV
3.150% due 06/15/2021		4,428	4,508
3.950% due 06/15/2026		12,000	12,234
5.250% due 06/15/2046		5,000	5,441
National Fuel Gas Co.
5.200% due 07/15/2025		12,600	13,521
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (i)		19,200	20,544
Newcastle Coal Infrastructure Group Pty. Ltd.
4.400% due 09/29/2027		4,000	3,997
Newell Brands, Inc.
2.600% due 03/29/2019		2,500	2,521

34	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Newfield Exploration Co.
5.375% due 01/01/2026		$8,850	$9,359
Nissan Motor Acceptance Corp.
1.550% due 09/13/2019		3,700	3,670
1.694% (US0003M + 0.390%) due 07/13/2020 ~		3,200	3,203
1.721% (US0003M + 0.390%) due 09/28/2020 ~		3,400	3,408
1.954% (US0003M + 0.650%) due 07/13/2022 ~		900	900
2.350% due 03/04/2019		1,800	1,811
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023		937	1,001
7.027% due 05/01/2021		1,004	1,096
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029		5,077	5,178
NVR, Inc.
3.950% due 09/15/2022		4,000	4,197
NXP BV
3.875% due 09/01/2022		11,800	12,331
4.125% due 06/01/2021		3,900	4,090
4.625% due 06/15/2022		2,950	3,164
4.625% due 06/01/2023		5,300	5,711
ONEOK Partners LP
3.375% due 10/01/2022		17,991	18,193
4.900% due 03/15/2025		9,719	10,407
5.000% due 09/15/2023		7,200	7,782
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		1,600	1,615
Oracle Corp.
4.000% due 07/15/2046		5,000	5,184
Owens Corning
4.300% due 07/15/2047		5,000	4,786
Packaging Corp. of America
3.650% due 09/15/2024		900	918
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		13,700	13,715
Park-Ohio Industries, Inc.
6.625% due 04/15/2027		300	325
Penske Truck Leasing Co. LP
4.200% due 04/01/2027		3,500	3,676
Perrigo Finance Unlimited Co.
4.375% due 03/15/2026		2,200	2,285
Petra Diamonds U.S. Treasury PLC
7.250% due 05/01/2022		3,750	3,834
Petroleos Mexicanos
2.500% due 08/21/2021	EUR	10,000	12,342
4.875% due 01/24/2022		$5,000	5,256
5.375% due 03/13/2022		10,000	10,697
6.750% due 09/21/2047		4,000	4,266
8.000% due 05/03/2019		32,700	35,725

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PetSmart, Inc.
5.875% due 06/01/2025	$6,500	$5,704
8.875% due 06/01/2025	1,300	1,035
Philip Morris International, Inc.
2.375% due 08/17/2022	3,500	3,486
Pioneer Natural Resources Co.
3.950% due 07/15/2022	7,315	7,693
4.450% due 01/15/2026	7,950	8,502
6.875% due 05/01/2018	4,374	4,500
7.200% due 01/15/2028	4,797	6,016
7.500% due 01/15/2020	20,600	22,934
Pride International LLC
7.875% due 08/15/2040	3,625	3,099
QGOG Constellation S.A. (9.000% Cash or 9.500% PIK)
9.500% due 11/09/2024 (b)	1,920	1,478
QUALCOMM, Inc.
1.676% (US0003M + 0.360%) due 05/20/2019 ~	13,000	13,053
4.800% due 05/20/2045	6,034	6,635
QVC, Inc.
3.125% due 04/01/2019	4,000	4,042
4.375% due 03/15/2023	6,400	6,653
4.450% due 02/15/2025	12,000	12,186
4.850% due 04/01/2024	4,057	4,206
5.125% due 07/02/2022	2,002	2,142
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	800	912
Reckitt Benckiser Treasury Services PLC
1.888% (US0003M + 0.560%) due 06/24/2022 ~	1,800	1,808
2.375% due 06/24/2022	7,800	7,783
2.750% due 06/26/2024	24,000	23,839
3.000% due 06/26/2027	1,900	1,881
Republic Services, Inc.
3.200% due 03/15/2025	4,400	4,441
4.750% due 05/15/2023	1,200	1,328
Rockies Express Pipeline LLC
5.625% due 04/15/2020	9,300	9,823
Rockwell Collins, Inc.
2.800% due 03/15/2022	5,000	5,057
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	1,300	1,442
5.625% due 03/01/2025	6,800	7,510
5.750% due 05/15/2024	2,600	2,900
5.875% due 06/30/2026	10,925	12,238
6.250% due 03/15/2022	7,000	7,879
Schaeffler Finance BV
4.750% due 05/15/2023	800	829
Scientific Games International, Inc.
7.000% due 01/01/2022	6,800	7,233

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	35

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	$14,309	$14,286
2.400% due 09/23/2021	14,700	14,659
Siemens Financieringsmaatschappij NV
1.931% (US0003M + 0.610%) due 03/16/2022 ~	1,000	1,008
Silversea Cruise Finance Ltd.
7.250% due 02/01/2025	500	538
Sky PLC
9.500% due 11/15/2018	400	432
Smithfield Foods, Inc.
2.700% due 01/31/2020	1,200	1,205
3.350% due 02/01/2022	500	510
Solvay Finance America LLC
3.400% due 12/03/2020	12,505	12,912
4.450% due 12/03/2025	10,000	10,762
Southern Co.
2.350% due 07/01/2021	11,600	11,543
2.750% due 06/15/2020	5,130	5,217
3.250% due 07/01/2026	7,600	7,524
Spectra Energy Partners LP
3.375% due 10/15/2026	700	693
4.500% due 03/15/2045	5,000	5,053
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	9,600	9,768
Standard Industries, Inc.
5.000% due 02/15/2027	8,900	9,300
Studio City Co. Ltd.
5.875% due 11/30/2019	8,200	8,630
Suntory Holdings Ltd.
2.550% due 06/28/2022	4,000	3,993
Symantec Corp.
3.950% due 06/15/2022	5,242	5,439
5.000% due 04/15/2025	2,400	2,516
Tech Data Corp.
3.700% due 02/15/2022	3,500	3,532
4.950% due 02/15/2027	1,700	1,756
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020	1,725	1,851
5.877% due 07/15/2019	10,370	11,056
Tenet Healthcare Corp.
5.125% due 05/01/2025	600	593
Tesla, Inc.
5.300% due 08/15/2025 (l)	16,000	15,665
Teva Pharmaceutical Finance BV
3.650% due 11/10/2021	3,502	3,529
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022	9,634	9,366
3.650% due 11/10/2021	4,443	4,478
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018	3,800	3,786

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.200% due 07/21/2021		$11,091	$10,676
2.800% due 07/21/2023		26,810	25,663
3.150% due 10/01/2026		1,300	1,200
Thermo Fisher Scientific, Inc.
2.950% due 09/19/2026		4,900	4,803
3.000% due 04/15/2023		12,800	13,023
3.300% due 02/15/2022		2,392	2,475
Time Warner Cable LLC
4.125% due 02/15/2021		1,500	1,558
4.500% due 09/15/2042		9,000	8,556
5.000% due 02/01/2020		7,400	7,827
6.750% due 07/01/2018		10,100	10,460
8.250% due 04/01/2019		5,950	6,471
8.750% due 02/14/2019		6,262	6,804
Time Warner, Inc.
4.650% due 06/01/2044		4,800	4,702
Times Square Hotel Trust
8.528% due 08/01/2026		603	719
Triumph Group, Inc.
4.875% due 04/01/2021		1,500	1,483
7.750% due 08/15/2025		2,700	2,849
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		3,764	3,669
Tyson Foods, Inc.
3.950% due 08/15/2024		17,191	18,105
4.875% due 08/15/2034		1,719	1,904
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		2,177	2,465
7.125% due 04/22/2025		1,716	2,022
Union Pacific Corp.
4.250% due 04/15/2043		1,000	1,069
United Airlines Pass-Through Trust
2.875% due 04/07/2030		18,400	18,130
3.100% due 04/07/2030		9,600	9,541
3.450% due 01/07/2030		11,200	11,382
United Group BV
4.375% due 07/01/2022	EUR	1,200	1,457
UnitedHealth Group, Inc.
3.750% due 07/15/2025		$1,000	1,062
Universal Health Services, Inc.
4.750% due 08/01/2022		2,000	2,075
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	5,000	5,872
USG Corp.
4.875% due 06/01/2027		$1,000	1,046
Vale Overseas Ltd.
6.250% due 08/10/2026		3,000	3,420
Vale S.A.
5.625% due 09/11/2042		4,000	4,072
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		16,578	16,619
6.375% due 10/15/2020		4,400	4,415

36	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 03/15/2022		$5,400	$5,711
7.000% due 03/15/2024		5,000	5,338
Viacom, Inc.
4.850% due 12/15/2034		1,400	1,323
5.850% due 09/01/2043		12,025	12,393
Viking Cruises Ltd.
5.875% due 09/15/2027		1,200	1,207
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025		2,658	2,788
Virgin Media Secured Finance PLC
5.500% due 08/15/2026		5,900	6,232
6.250% due 03/28/2029	GBP	1,500	2,181
Viterra, Inc.
5.950% due 08/01/2020		$470	512
VMware, Inc.
2.300% due 08/21/2020		7,000	7,024
3.900% due 08/21/2027		28,145	28,496
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018		8,300	8,293
1.785% (US0003M + 0.470%) due 05/22/2018 ~		400	400
2.450% due 11/20/2019		2,800	2,822
Volkswagen International Finance NV
2.125% due 11/20/2018		2,641	2,644
Vulcan Materials Co.
1.920% (US0003M + 0.600%) due 06/15/2020 ~		4,250	4,254
Wesfarmers Ltd.
1.874% due 03/20/2018		7,000	7,009
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024		2,600	2,506
Western Gas Partners LP
2.600% due 08/15/2018		8,525	8,565
3.950% due 06/01/2025		2,600	2,615
4.000% due 07/01/2022		4,770	4,939
5.375% due 06/01/2021		237	254
5.450% due 04/01/2044		40	42
WestJet Airlines Ltd.
3.500% due 06/16/2021		5,000	5,090
Westmoreland Coal Co.
8.750% due 01/01/2022		6,000	4,350
WestRock Co.
3.375% due 09/15/2027		7,500	7,483
Willamette Industries, Inc.
7.350% due 07/01/2026		2,000	2,484
9.000% due 10/01/2021		1,500	1,795
Williams Partners LP
3.750% due 06/15/2027		400	400
5.100% due 09/15/2045		650	685
Woodside Finance Ltd.
3.650% due 03/05/2025		9,700	9,781
3.700% due 09/15/2026		1,400	1,403
3.700% due 03/15/2028		6,100	6,066

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wyndham Worldwide Corp.
4.150% due 04/01/2024	$4,700	$4,770
4.500% due 04/01/2027	6,600	6,633
Wynn Las Vegas LLC
4.250% due 05/30/2023	22,982	23,758
5.250% due 05/15/2027	2,700	2,754
5.500% due 03/01/2025	34,625	36,140
Wynn Macau Ltd.
4.875% due 10/01/2024	17,100	17,463
5.500% due 10/01/2027	22,000	22,371
Yellowstone Energy LP
5.750% due 12/31/2026 +	4,086	4,257
Zayo Group LLC
5.750% due 01/15/2027	2,500	2,656
ZF North America Capital, Inc.
4.500% due 04/29/2022	6,115	6,451
4.750% due 04/29/2025	1,100	1,165
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	10,000	10,175
3.550% due 04/01/2025	2,300	2,325
4.625% due 11/30/2019	1,580	1,658
Zoetis, Inc.
3.000% due 09/12/2027	9,000	8,878
3.450% due 11/13/2020	2,000	2,069

		3,452,652

UTILITIES 8.8%
Allegheny Energy Supply Co. LLC
5.750% due 10/15/2019	400	426
American Transmission Systems, Inc.
5.250% due 01/15/2022	4,275	4,699
American Water Capital Corp.
3.850% due 03/01/2024	600	634
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~	31,700	31,863
2.202% (US0003M + 0.890%) due 02/14/2023 ~	5,000	4,993
2.254% (US0003M + 0.950%) due 07/15/2021 ~	4,500	4,559
2.800% due 02/17/2021	4,439	4,494
3.000% due 06/30/2022	31,700	32,041
3.600% due 02/17/2023	19,300	19,875
3.900% due 08/14/2027	18,000	18,057
3.950% due 01/15/2025	4,300	4,422
4.125% due 02/17/2026	29,000	29,846
4.300% due 12/15/2042	13,100	12,271
4.350% due 06/15/2045	3,520	3,241
4.450% due 05/15/2021	2,065	2,200
4.500% due 03/09/2048	11,100	10,269
4.550% due 03/09/2049	6,615	6,130
4.750% due 05/15/2046	700	677

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	37

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.800% due 06/15/2044	$9,500	$9,272
5.000% due 03/01/2021	6,269	6,773
5.150% due 02/14/2050	10,600	10,723
5.350% due 09/01/2040	636	670
5.450% due 03/01/2047	22,100	23,452
BG Energy Capital PLC
5.125% due 10/15/2041	1,200	1,349
Black Hills Corp.
3.150% due 01/15/2027	3,500	3,417
Blue Racer Midstream LLC
6.125% due 11/15/2022	7,960	8,298
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	1,554	682
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021	1,850	1,959
6.875% due 07/30/2019	1,100	1,177
Cleco Corporate Holdings LLC
3.743% due 05/01/2026	12,005	12,106
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	9,100	9,837
DTE Energy Co.
6.375% due 04/15/2033	900	1,147
Duke Energy Carolinas LLC
2.500% due 03/15/2023	1,000	1,007
2.950% due 12/01/2026	260	259
Duke Energy Corp.
2.650% due 09/01/2026	2,800	2,682
3.150% due 08/15/2027	4,600	4,568
3.750% due 04/15/2024	20,557	21,524
Duke Energy Florida LLC
3.200% due 01/15/2027	1,100	1,113
Duquesne Light Holdings, Inc.
3.616% due 08/01/2027	13,700	13,627
E.ON International Finance BV
5.800% due 04/30/2018	4,800	4,908
Electricite de France S.A.
4.875% due 01/22/2044	500	531
Emera U.S. Finance LP
2.700% due 06/15/2021	7,693	7,739
3.550% due 06/15/2026	900	907
Enable Midstream Partners LP
3.900% due 05/15/2024	7,270	7,317
4.400% due 03/15/2027	13,850	14,108
Enel Finance International NV
2.875% due 05/25/2022	9,500	9,572
3.625% due 05/25/2027	13,262	13,310
Entergy Arkansas, Inc.
3.500% due 04/01/2026	8,800	9,089
Entergy Corp.
2.950% due 09/01/2026	8,795	8,518
4.000% due 07/15/2022	1,100	1,165
5.125% due 09/15/2020	4,100	4,386

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Entergy New Orleans, Inc.
5.100% due 12/01/2020		$10,000	$10,302
Exelon Corp.
3.950% due 06/15/2025		6,400	6,694
5.150% due 12/01/2020		4,500	4,864
Exelon Generation Co. LLC
6.250% due 10/01/2039		990	1,093
FirstEnergy Corp.
2.850% due 07/15/2022		2,781	2,790
3.900% due 07/15/2027		5,500	5,608
4.250% due 03/15/2023		3,288	3,482
4.850% due 07/15/2047		4,000	4,212
7.375% due 11/15/2031		16,921	22,553
Fortis, Inc.
2.100% due 10/04/2021		2,345	2,304
Gazprom Neft OAO Via GPN Capital S.A.
2.933% due 04/26/2018	EUR	1,150	1,378
4.375% due 09/19/2022		$5,600	5,719
Genesis Energy LP
5.625% due 06/15/2024		7,600	7,410
5.750% due 02/15/2021		2,970	2,996
6.000% due 05/15/2023		8,300	8,279
6.750% due 08/01/2022		12,450	12,792
Georgia Power Co.
3.250% due 03/30/2027		420	419
Greenko Dutch BV
5.250% due 07/24/2024		1,100	1,121
IPALCO Enterprises, Inc.
3.700% due 09/01/2024		3,350	3,361
Jersey Central Power & Light Co.
4.800% due 06/15/2018		5,500	5,601
Millicom International Cellular S.A.
5.125% due 01/15/2028		3,400	3,446
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(c)		3,940	2,570
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(c)(j)		11,906	4,346
6.750% due 10/01/2023 ^(c)(j)		5,707	2,069
ONEOK, Inc.
4.000% due 07/13/2027		1,700	1,724
Pacific Gas & Electric Co.
2.450% due 08/15/2022		1,500	1,500
3.300% due 03/15/2027		3,800	3,869
Pennsylvania Electric Co.
6.150% due 10/01/2038		1,900	2,344
Petrobras Global Finance BV
5.299% due 01/27/2025		2,656	2,655
5.999% due 01/27/2028		37,061	37,107
6.125% due 01/17/2022		8,000	8,620
8.375% due 12/10/2018		1,000	1,069
Piedmont Natural Gas Co., Inc.
3.640% due 11/01/2046		1,500	1,431

38	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Plains All American Pipeline LP
2.850% due 01/31/2023	$5,402	$5,197
3.600% due 11/01/2024	12,900	12,617
3.850% due 10/15/2023	25,812	25,935
4.300% due 01/31/2043	480	413
4.500% due 12/15/2026	5,600	5,692
4.650% due 10/15/2025	13,994	14,430
4.900% due 02/15/2045	300	280
PPL WEM Ltd.
5.375% due 05/01/2021	2,200	2,383
Progress Energy, Inc.
4.400% due 01/15/2021	9,500	10,054
Public Service Enterprise Group, Inc.
2.000% due 11/15/2021	1,200	1,176
Puget Energy, Inc.
3.650% due 05/15/2025	780	795
Regency Energy Partners LP
4.500% due 11/01/2023	8,900	9,335
5.000% due 10/01/2022	2,550	2,756
5.500% due 04/15/2023	2,100	2,171
5.750% due 09/01/2020	200	215
5.875% due 03/01/2022	9,278	10,277
6.500% due 07/15/2021	3,100	3,178
Rio Oil Finance Trust
9.750% due 01/06/2027	12,985	13,634
SGSP Australia Assets Pty. Ltd.
3.300% due 04/09/2023	900	918
Shell International Finance BV
4.000% due 05/10/2046	8,375	8,487
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	13,900	13,753
3.250% due 09/13/2027	38,400	38,016
Southern Co. Gas Capital Corp.
3.875% due 11/15/2025	2,600	2,679
4.400% due 05/30/2047	5,154	5,345
Southern Power Co.
1.950% due 12/15/2019	6,000	5,990
2.500% due 12/15/2021	6,000	5,978
Sprint Capital Corp.
6.900% due 05/01/2019	12,300	13,146
Sprint Communications, Inc.
9.000% due 11/15/2018	185	199
Telstra Corp. Ltd.
4.800% due 10/12/2021	3,600	3,895
Terraform Global Operating LLC
9.750% due 08/15/2022	3,725	4,153
TerraForm Power Operating LLC
6.375% due 02/01/2023	4,100	4,285
Transcanada Trust
5.300% (US0003M + 3.208%) due 03/15/2077 ~	25,600	26,256

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Verizon Communications, Inc.
1.865% (US0003M + 0.550%) due 05/22/2020 ~	$3,800	$3,807
2.946% due 03/15/2022	3,000	3,053
3.376% due 02/15/2025	55,116	55,489
3.850% due 11/01/2042	5,200	4,612
4.500% due 08/10/2033	12,300	12,647
4.522% due 09/15/2048	10,100	9,808
4.672% due 03/15/2055	22,793	21,792
4.862% due 08/21/2046	12,514	12,785
5.012% due 04/15/2049	20,437	21,144
5.012% due 08/21/2054	16,432	16,567
5.250% due 03/16/2037	4,600	5,058
5.500% due 03/16/2047	10,200	11,361

		1,025,378

Total Corporate Bonds & Notes (Cost $8,518,238)		8,732,513

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.0%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	1,110	1,703

COLORADO 0.1%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029	7,500	8,932

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	7,700	8,847
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	9,500	10,514
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	2,350	2,379

		21,740

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	2,450	2,426

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	5,400	4,958

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	39

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	$2,160	$2,114

Total Municipal Bonds & Notes (Cost $37,087)		41,873

U.S. GOVERNMENT AGENCIES 1.9%
Fannie Mae
3.000% due 01/01/2045	398	401
3.500% due 07/01/2046	5,319	5,509
Fannie Mae, TBA
3.000% due 11/01/2047	57,900	57,972
3.500% due 11/01/2047 - 12/01/2047	156,700	161,112
Freddie Mac
7.931% due 11/25/2055 +~	3,532	2,030
10.237% (US0001M + 9.000%) due 03/25/2029 ~	500	538

Total U.S. Government Agencies (Cost $228,248)		227,562

U.S. TREASURY OBLIGATIONS 23.3%
U.S. Treasury Bonds
2.250% due 08/15/2046 (p)	87,495	76,883
2.500% due 02/15/2045 (p)	41,640	38,823
2.500% due 02/15/2046	92,825	86,305
2.500% due 05/15/2046 (l)	160,911	149,434
2.875% due 08/15/2045	27,317	27,429
2.875% due 11/15/2046	10,966	10,997
3.000% due 05/15/2042	2,750	2,844
3.000% due 11/15/2044	80,154	82,560
3.000% due 05/15/2047 (l)	170,098	174,935
3.125% due 02/15/2042	74,170	78,419
3.125% due 08/15/2044	70,025	73,841
3.375% due 05/15/2044 (l)	175,750	193,658
3.500% due 02/15/2039	707	798
3.625% due 02/15/2044 (p)	21,050	24,179
4.375% due 05/15/2040	6,695	8,531
6.125% due 11/15/2027	3,750	5,041
6.250% due 05/15/2030	5,950	8,443
U.S. Treasury Inflation Protected Securities (h)
0.375% due 07/15/2025 (n)	10,013	10,013
0.375% due 01/15/2027	117,955	116,538
U.S. Treasury Notes
0.750% due 08/15/2019 (l)(n)(p)	16,000	15,790
1.375% due 09/30/2020 (l)(n)(p)	133,800	132,799
1.500% due 08/15/2026 (p)	10,484	9,813
1.625% due 07/31/2020 (l)(n)(p)	14,700	14,707
1.625% due 11/15/2022 (p)	3,000	2,953
1.625% due 04/30/2023 (l)	206,600	202,294
1.625% due 05/31/2023 (l)(p)	128,400	125,601

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 12/31/2020 (n)(p)	$49,148	$49,235
1.750% due 09/30/2022 (l)	37,000	36,653
1.750% due 01/31/2023 (p)	1,000	988
1.875% due 01/31/2022 (n)(p)	9,222	9,225
1.875% due 02/28/2022 (l)(n)(p)	7,370	7,371
1.875% due 04/30/2022 (l)	16,980	16,961
1.875% due 07/31/2022 (l)	430	429
1.875% due 10/31/2022 (l)(n)(p)	7,000	6,974
2.000% due 05/31/2024 (l)(p)	7,800	7,734
2.000% due 08/15/2025 (l)(n)(p)	100,500	98,755
2.000% due 11/15/2026	16,400	15,977
2.125% due 08/31/2020 (n)(p)	49,924	50,636
2.125% due 12/31/2022 (l)(p)	57,500	57,907
2.125% due 03/31/2024	12,700	12,699
2.125% due 05/15/2025	74,115	73,624
2.250% due 02/15/2027 (l)	216,399	215,034
2.250% due 08/15/2027 (l)	220,992	219,417
2.375% due 05/15/2027 (l)	148,459	149,036
U.S. Treasury STRIPS (f)
0.000% due 08/15/2044	2,125	973
0.000% due 02/15/2045	34,200	15,379

Total U.S. Treasury Obligations (Cost $2,749,245)		2,718,635

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
American Home Mortgage Investment Trust
3.203% (US0006M + 1.750%) due 11/25/2045 ^~	1,210	975
Banc of America Alternative Loan Trust
5.750% due 11/25/2035 ^	891	851
Banc of America Funding Trust
1.426% (US0001M + 0.190%) due 10/20/2036 ~	2,825	2,566
1.516% (US0001M + 0.280%) due 06/20/2047 ~	2,000	1,738
1.637% (US0001M + 0.400%) due 05/25/2037 ^~	772	663
38.108% (US0001M + 46.150%) due 07/25/2047 ^~	1,192	2,385
BCAP LLC Trust
1.457% (US0001M + 0.220%) due 05/25/2047 ^~	1,870	1,616
3.518% due 07/26/2036 ~	352	292
Bear Stearns ALT-A Trust
1.557% (US0001M + 0.320%) due 08/25/2036 ~	1,055	1,025
3.685% due 08/25/2036 ^~	1,639	1,289
3.833% due 03/25/2036 ^~	385	333
Bear Stearns Asset-Backed Securities Trust
1.587% (US0001M + 0.350%) due 12/25/2035 ^~	565	388
2.237% (US0001M + 1.000%) due 08/25/2035 ~	230	195

40	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Berica ABS SRL
0.019% (EUR003M + 0.300%) due 12/31/2055 ~	EUR	3,307	$3,907
ChaseFlex Trust
1.577% (US0001M + 0.340%) due 08/25/2037 ~		$880	858
Citigroup Mortgage Loan Trust
3.452% due 03/25/2037 ^~		711	642
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^~		1,459	1,178
Countrywide Alternative Loan Trust
1.397% (US0001M + 0.160%) due 07/25/2036 ~		2,579	2,378
1.397% (US0001M + 0.160%) due 12/25/2046 ^~		461	457
1.407% (US0001M + 0.170%) due 11/25/2036 ~		415	395
1.426% (US0001M + 0.190%) due 09/20/2046 ~		4,722	3,923
1.427% (US0001M + 0.190%) due 09/25/2046 ^~		4,295	3,850
1.446% (US0001M + 0.210%) due 09/20/2046 ~		4,135	3,146
1.587% (US0001M + 0.350%) due 05/25/2037 ^~		1,190	645
6.000% due 03/25/2036 ^		1,577	1,315
6.000% due 05/25/2036 ^		157	131
6.500% due 12/25/2036 ^		573	429
Credit Suisse Commercial Mortgage Trust
3.565% due 05/27/2037 ~		5,126	3,268
Credit Suisse Mortgage Capital Certificates
3.575% due 04/28/2037 ~		3,055	2,608
DBUBS Mortgage Trust
4.537% due 07/10/2044		300	320
Deutsche ALT-A Securities, Inc.
1.377% (US0001M + 0.140%) due 08/25/2037 ^~		2,276	2,223
GSMSC Resecuritization Trust
1.404% (US0001M + 0.170%) due 08/26/2033 ~		5,364	5,256
HarborView Mortgage Loan Trust
1.487% (US0001M + 0.250%) due 01/19/2036 ~		3,660	2,910
1.576% (US0001M + 0.340%) due 06/20/2035 ~		1,893	1,857
3.511% due 06/19/2036 ^~		1,441	1,054
HSI Asset Loan Obligation Trust
6.000% due 09/25/2037 ^		200	184
Impac Secured Assets Trust
1.497% (US0001M + 0.260%) due 01/25/2037 ~		6,942	5,206

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Alternative Loan Trust
1.347% (US0001M + 0.110%) due 09/25/2036 ^~	$759	$817
3.489% due 05/25/2037 ^~	1,927	1,901
6.310% due 08/25/2036 ^	2,656	2,460
Lehman Mortgage Trust
6.000% due 07/25/2037 ^	550	520
Merrill Lynch Mortgage Investors Trust
1.487% (US0001M + 0.250%) due 11/25/2035 ~	25	24
3.879% due 05/25/2033 ~	10	10
Morgan Stanley Capital Trust
5.569% due 12/15/2044	289	289
Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036 ~	500	250
Morgan Stanley Re-REMIC Trust
5.500% due 01/26/2037 ~	60	58
New Century Alternative Mortgage Loan Trust
6.167% due 07/25/2036 ^	1,454	872
Residential Accredit Loans, Inc. Trust
1.417% (US0001M + 0.180%) due 05/25/2036 ~	2,496	2,275
1.417% (US0001M + 0.180%) due 09/25/2036 ~	1,054	944
1.427% (US0001M + 0.190%) due 08/25/2036 ~	2,116	1,968
1.427% (US0001M + 0.190%) due 09/25/2036 ~	2,022	1,813
1.587% (US0001M + 0.350%) due 08/25/2035 ^~	3,279	2,694
3.874% due 07/25/2035 ~	542	519
4.363% due 01/25/2036 ^~	2,862	2,499
4.556% due 09/25/2035 ^~	368	322
Sequoia Mortgage Trust
1.436% (US0001M + 0.200%) due 05/20/2035 ~	230	225
Structured Adjustable Rate Mortgage Loan Trust
1.537% (US0001M + 0.300%) due 08/25/2036 ^~	1,583	1,253
3.378% due 02/25/2036 ^~	1,578	1,528
3.458% due 07/25/2036 ^~	2,980	2,401
4.034% due 05/25/2036 ^~	2,351	2,043
Thornburg Mortgage Securities Trust
3.237% due 09/25/2037 ~	24	24
Wachovia Mortgage Loan Trust LLC
3.534% due 05/20/2036 ^~	1,117	1,015
3.543% due 10/20/2035 ^~	372	360
WaMu Mortgage Pass-Through Certificates Trust
3.321% due 07/25/2037 ^~	794	743
Washington Mutual Mortgage Pass-Through Certificates Trust
1.729% (12MTA + 0.840%) due 11/25/2046 ~	2,124	1,806
6.000% due 07/25/2036	403	346

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	41

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	$302	$281

Total Non-Agency Mortgage-Backed Securities (Cost $76,453)		94,716

ASSET-BACKED SECURITIES 2.2%
Aames Mortgage Investment Trust
2.437% (US0001M + 1.200%) due 06/25/2035 ~	4,000	3,832
AASET Trust
3.967% due 05/16/2042	6,255	6,301
ACE Securities Corp. Home Equity Loan Trust
1.397% (US0001M + 0.160%) due 08/25/2036 ^~	1,831	689
1.437% (US0001M + 0.200%) due 12/25/2036 ~	6,193	2,758
AIM Aviation Finance Ltd.
4.213% due 02/15/2040 +	6,116	6,157
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.697% (US0001M + 0.460%) due 07/25/2035 ~	2,343	2,356
Apollo Aviation Securitization Equity Trust
4.875% due 03/17/2036	5,228	5,372
Argent Securities Trust
1.347% (US0001M + 0.110%) due 09/25/2036 ~	2,044	892
1.507% (US0001M + 0.270%) due 05/25/2036 ~	1,611	649
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.617% (US0001M + 0.380%) due 02/25/2036 ~	3,673	2,878
Asset-Backed Funding Certificates Trust
1.367% (US0001M + 0.130%) due 01/25/2037 ~	5,851	4,410
1.377% (US0001M + 0.140%) due 10/25/2036 ~	3,894	3,640
Asset-Backed Securities Corp. Home Equity Loan Trust
2.137% (US0001M + 0.900%) due 06/25/2035 ~	1,000	990
3.112% (US0001M + 1.875%) due 09/25/2034 ~	1,194	1,225
Bear Stearns Asset-Backed Securities Trust
1.647% (US0001M + 0.410%) due 12/25/2035 ~	383	385
1.677% (US0001M + 0.440%) due 12/25/2035 ^~	6,863	6,319
Blackbird Capital Aircraft Lease Securitization Ltd.
4.213% due 12/16/2041	5,750	5,982

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Carrington Mortgage Loan Trust
2.287% (US0001M + 1.050%) due 05/25/2035 ~	$2,100	$1,992
Citigroup Mortgage Loan Trust
1.377% (US0001M + 0.140%) due 12/25/2036 ~	470	467
1.507% (US0001M + 0.270%) due 05/25/2037 ~	4,254	4,089
1.637% (US0001M + 0.400%) due 11/25/2046 ~	523	506
Citigroup Mortgage Loan Trust, Inc.
1.497% (US0001M + 0.260%) due 03/25/2036 ~	2,483	2,130
Countrywide Asset-Backed Certificates
1.377% (US0001M + 0.140%) due 07/25/2037 ^~	3,558	3,036
1.377% (US0001M + 0.140%) due 06/25/2047 ^~	4,077	3,276
1.387% (US0001M + 0.150%) due 05/25/2037 ~	1,161	1,132
1.457% (US0001M + 0.220%) due 09/25/2047 ~	1,001	902
1.477% (US0001M + 0.240%) due 03/25/2036 ~	2,722	2,245
4.843% due 10/25/2046 ^~	2,102	1,987
Countrywide Asset-Backed Certificates Trust
1.387% (US0001M + 0.150%) due 02/25/2037 ~	1,258	1,260
Credit-Based Asset Servicing and Securitization LLC
1.387% (US0001M + 0.150%) due 11/25/2036 ~	1,710	1,096
Eagle Ltd.
2.570% due 12/15/2039	1,016	1,010
ECAF Ltd.
3.473% due 06/15/2040	1,293	1,285
4.947% due 06/15/2040	6,996	7,012
Fremont Home Loan Trust
1.387% (US0001M + 0.150%) due 01/25/2037 ~	1,937	1,130
1.407% (US0001M + 0.170%) due 02/25/2037 ~	2,551	1,493
1.927% (US0001M + 0.690%) due 01/25/2035 ~	980	984
GSAA Home Equity Trust
3.423% due 03/25/2036 ~	2,561	1,805
GSAMP Trust
1.377% (US0001M + 0.140%) due 06/25/2036 ~	485	476
Home Equity Loan Trust
1.577% (US0001M + 0.340%) due 04/25/2037 ~	3,100	2,380
Home Equity Mortgage Loan Asset-Backed Trust
1.487% (US0001M + 0.250%) due 03/25/2036 ~	31	31

42	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IXIS Real Estate Capital Trust
1.387% (US0001M + 0.150%) due 01/25/2037 ~	$3,803	$1,839
JPMorgan Mortgage Acquisition Trust
1.387% (US0001M + 0.150%) due 01/25/2037 ~	3,170	3,133
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042	13,417	13,794
Lehman XS Trust
1.417% (US0001M + 0.180%) due 06/25/2036 ~	881	690
Long Beach Mortgage Loan Trust
1.417% (US0001M + 0.180%) due 03/25/2046 ~	9,809	7,501
MASTR Asset-Backed Securities Trust
1.477% (US0001M + 0.240%) due 03/25/2036 ~	4,060	2,950
1.737% (US0001M + 0.500%) due 10/25/2035 ^~	1,889	1,729
Merrill Lynch Mortgage Investors Trust
1.407% (US0001M + 0.170%) due 07/25/2037 ~	1,724	1,059
1.497% (US0001M + 0.260%) due 03/25/2037 ~	16,145	13,240
1.687% (US0001M + 0.450%) due 02/25/2047 ~	7,844	5,765
Morgan Stanley ABS Capital, Inc. Trust
1.377% (US0001M + 0.140%) due 10/25/2036 ~	1,413	844
1.387% (US0001M + 0.150%) due 11/25/2036 ~	2,245	1,452
1.387% (US0001M + 0.150%) due 12/25/2036 ~	1,049	695
1.387% (US0001M + 0.150%) due 02/25/2037 ~	5,441	3,548
1.417% (US0001M + 0.180%) due 02/25/2037 ~	14,284	7,129
1.437% (US0001M + 0.200%) due 02/25/2037 ~	713	469
1.457% (US0001M + 0.220%) due 10/25/2036 ~	1,544	932
1.467% (US0001M + 0.230%) due 02/25/2037 ~	5,443	2,736
1.487% (US0001M + 0.250%) due 08/25/2036 ~	8,716	5,343
2.487% (US0001M + 1.250%) due 07/25/2037 ~	2,100	1,715
Morgan Stanley Home Equity Loan Trust
1.337% (US0001M + 0.100%) due 04/25/2037 ~	331	205
1.587% (US0001M + 0.350%) due 04/25/2037 ~	1,578	1,011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
National Collegiate Student Loan Trust
1.497% (US0001M + 0.260%) due 02/26/2029 ~	$1,002	$987
1.507% (US0001M + 0.270%) due 03/26/2029 ~	357	354
Nationstar Home Equity Loan Trust
1.557% (US0001M + 0.320%) due 04/25/2037 ~	7,100	6,293
NovaStar Mortgage Funding Trust
1.387% (US0001M + 0.150%) due 03/25/2037 ~	1,498	824
1.447% (US0001M + 0.210%) due 01/25/2037 ~	5,628	2,806
1.487% (LIBOR01M + 0.250%) due 10/25/2036 ~	1,603	1,285
Option One Mortgage Loan Trust
1.377% (US0001M + 0.140%) due 01/25/2037 ~	6,124	4,141
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^	13,262	7,705
Residential Asset Mortgage Products Trust
1.464% (LIBOR01M + 0.230%) due 12/25/2035 ~	12,581	9,973
1.857% (US0001M + 0.620%) due 05/25/2035 ~	4,219	4,247
Residential Asset Securities Corp. Trust
1.647% (US0001M + 0.410%) due 01/25/2036 ~	990	983
S-Jets Ltd.
3.967% due 08/15/2042	12,928	12,903
Saxon Asset Securities Trust
2.032% (US0001M + 0.795%) due 03/25/2035 ^~	1,085	1,065
Securitized Asset-Backed Receivables LLC Trust
1.487% (US0001M + 0.250%) due 03/25/2036 ~	1,717	1,294
Soundview Home Loan Trust
1.407% (US0001M + 0.170%) due 06/25/2036 ~	3,024	2,989
Specialty Underwriting & Residential Finance Trust
1.387% (US0001M + 0.150%) due 06/25/2037 ~	799	519
1.507% (US0001M + 0.270%) due 04/25/2037 ~	1,702	1,043
1.537% (US0001M + 0.300%) due 12/25/2036 ~	5,394	5,030
4.003% due 02/25/2037 ^	2,104	1,128
Structured Asset Investment Loan Trust
1.387% (US0001M + 0.150%) due 09/25/2036 ~	1,367	1,274
1.397% (US0001M + 0.160%) due 05/25/2036 ~	702	661

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	43

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Mortgage Loan Trust
1.737% (US0001M + 0.500%) due 11/25/2037 ~		$8,000	$5,608
Thunderbolt Aircraft Lease Ltd.
4.212% due 05/17/2032		3,612	3,727

Total Asset-Backed Securities (Cost $224,883)			251,177

SOVEREIGN ISSUES 2.4%
Argentina Government International Bond
6.875% due 01/26/2027		38,506	41,644
7.500% due 04/22/2026		31,400	35,325
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	45,700	2,796
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (f)	BRL	188,000	58,331
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	1,600	2,040
Iraq Government International Bond
6.752% due 03/09/2023		$1,750	1,744
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (h)	EUR	1,125	1,373
Junta de Castilla y Leon
6.505% due 03/01/2019		1,200	1,551
Kuwait International Government Bond
3.500% due 03/20/2027		$34,700	35,742
Poland Government International Bond
2.500% due 07/25/2026	PLN	63,700	16,431
3.250% due 07/25/2025		9,600	2,648
Saudi Government International Bond
2.375% due 10/26/2021		$15,000	14,813
2.875% due 03/04/2023 (a)		14,200	14,158
3.625% due 03/04/2028 (a)		30,300	30,214
Slovenia Government International Bond
4.125% due 02/18/2019		300	309
5.250% due 02/18/2024		2,350	2,700
South Africa Government International Bond
10.500% due 12/21/2026	ZAR	129,400	10,735
Ukraine Government International Bond
7.375% due 09/25/2032		$2,300	2,245

Total Sovereign Issues (Cost $273,263)			274,799

		SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)		441,790	23

	SHARES	MARKET VALUE (000S)
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)	141,128	$58

Total Common Stocks (Cost $10,277)		81

WARRANTS 0.0%

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024	11,865	3

Total Warrants (Cost $31)		3

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (i)	7,750	10,193

REAL ESTATE 0.0%
Welltower, Inc.
6.500% (i)	84,000	5,350

Total Convertible Preferred Securities (Cost $9,723)		15,543

PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.3%
AgriBank FCB
6.875% (US0003M + 4.225%) due 01/01/2024 ~(i)	30,000	3,317
CoBank ACB
6.200% (US0003M + 3.744%) due 01/01/2025 ~(i)	106,000	11,455
6.250% (US0003M + 4.557%) due 10/01/2022 ~(i)	25,000	2,693
Farm Credit Bank of Texas
10.000% due 12/15/2020 (i)	13,000	15,892

		33,357

UTILITIES 0.1%
SCE Trust
5.000% due 06/26/2022 (i)	341,100	8,641

Total Preferred Securities (Cost $37,900)		41,998

44	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.7%

CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
1.781% due 03/16/2018		$7,300	$7,307
1.940% due 09/04/2018		28,500	28,523

			35,830

COMMERCIAL PAPER 0.1%
Boston Scientific Corp.
1.600% due 10/11/2017		2,800	2,799
CNPC Finance
1.500% due 10/13/2017		7,400	7,396

			10,195

REPURCHASE AGREEMENTS (k) 0.0%
			2,776

ARGENTINA TREASURY BILLS 0.1%
2.858% due 10/27/2017 (f)(g)		9,500	9,483

MEXICO TREASURY BILLS 0.1%
6.932% due 11/30/2017 (f)(g)	MXN	316,098	17,150

U.S. TREASURY BILLS 0.1%
1.033% due 01/04/2018 - 01/18/2018 (e)(f)(l)(n)(p)		$10,124	10,097

Total Short-Term Instruments (Cost $84,189)			85,531

Total Investments in Securities (Cost $12,945,981)			13,184,615

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	1,137,029	$11,240

Total Short-Term Instruments (Cost $11,240)		11,240

Total Investments in Affiliates (Cost $11,240)		11,240

Total Investments 113.1% (Cost $12,957,221)		$13,195,855

Financial Derivative Instruments (m)(o) (0.1)% (Cost or Premiums, net $(8,344))		(17,131)

Other Assets and Liabilities, net (13.0)%		(1,510,077)

Net Assets 100.0%		$11,668,647

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	45

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$16,150	$16,533	0.14%
Delta Air Lines, Inc.	3.196	09/30/2019	05/05/2014	18,982	18,978	0.16
Delta Air Lines, Inc.	3.311	05/09/2019	09/29/2014	3,521	3,521	0.03
Norwegian Air Shuttle	3.330 - 4.250	06/24/2026	06/25/2014	13,423	13,296	0.11
Norwegian Air Shuttle	5.860 - 6.110	06/24/2021	06/25/2014	8,398	8,533	0.07
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	11/25/2014 - 06/25/2015	10,309	4,346	0.04
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	11/25/2014 - 07/14/2015	4,470	2,069	0.02
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	6,000	6,436	0.06
Rise Ltd.	4.750	01/31/2021	02/11/2014 - 04/26/2016	6,895	7,028	0.06

				$88,148	$80,740	0.69%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$2,776	Federal Home Loan Bank 1.375% due 09/28/2020	$(2,834)	$2,776	$2,776

Total Repurchase Agreements						$(2,834)	$2,776	$2,776

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	(0.250)%	03/27/2017	TBD	(3)	$(691)	$(690)
	(0.250)	06/06/2017	TBD	(3)	(1,843)	(1,841)
	(0.750)	06/22/2017	TBD	(3)	(2,134)	(2,129)
	0.500	09/15/2017	TBD	(3)	(2,680)	(2,681)
	0.500	09/22/2017	TBD	(3)	(4,010)	(4,011)
	0.700	09/28/2017	TBD	(3)	(1,909)	(1,909)
	0.500	10/10/2017	10/10/2019		(3,099)	(3,099)
BOM	1.280	09/20/2017	10/13/2017		(32,017)	(32,031)
BRC	0.900	09/20/2017	TBD	(3)	(1,224)	(1,224)
GRE	1.280	09/05/2017	10/18/2017		(895)	(896)
IND	1.280	09/20/2017	10/12/2017		(49,563)	(49,584)
JPS	0.950	09/27/2017	10/04/2017		(134,503)	(134,520)
	1.220	09/21/2017	10/20/2017		(2,042)	(2,043)
	1.320	09/11/2017	12/11/2017		(77,063)	(77,122)
NOM	0.000	09/20/2017	TBD	(3)	(1,063)	(1,063)
	0.010	09/29/2017	TBD	(3)	(1,805)	(1,805)
SCX	1.280	09/07/2017	10/23/2017		(5,672)	(5,677)
	1.280	09/08/2017	10/16/2017		(203)	(203)
SGY	0.850	09/27/2017	10/04/2017		(703)	(704)

Total Reverse Repurchase Agreements						$(323,232)

46	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
BCY	1.300%	09/21/2017	10/05/2017	$(8,328)	$(8,327)
BPG	1.260	09/08/2017	10/12/2017	(16,891)	(16,885)
	1.290	09/11/2017	10/12/2017	(7,905)	(7,902)
GSC	1.220	09/08/2017	10/20/2017	(5,182)	(5,179)
	1.250	09/07/2017	10/06/2017	(54,420)	(54,413)
	1.250	09/11/2017	10/20/2017	(48,705)	(48,674)
	1.270	09/12/2017	10/12/2017	(11,650)	(11,646)
NOM	1.350	09/26/2017	10/03/2017	(26,109)	(26,108)
TDM	1.220	08/16/2017	10/16/2017	(7,215)	(7,212)
	1.240	08/22/2017	10/23/2017	(54,575)	(54,536)
UBS	1.210	08/08/2017	10/11/2017	(17,183)	(17,178)
	1.220	08/08/2017	11/10/2017	(125,968)	(125,801)
	1.280	09/06/2017	12/07/2017	(471,863)	(470,760)

Total Sale-Buyback Transactions					$(854,621)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BCY	$0	$(16,360)	$0	$(16,360)	$14,640	$(1,720)
BOM	0	(32,031)	0	(32,031)	31,739	(292)
BRC	0	(1,224)	0	(1,224)	1,275	51
FICC	2,776	0	0	2,776	(2,834)	(58)
GRE	0	(896)	0	(896)	881	(15)
IND	0	(49,584)	0	(49,584)	49,132	(452)
JPS	0	(213,685)	0	(213,685)	212,171	(1,514)
NOM	0	(2,868)	0	(2,868)	2,956	88
SCX	0	(5,880)	0	(5,880)	5,781	(99)
SGY	0	(704)	0	(704)	695	(9)

Master Securities Forward Transaction Agreement
BCY	0	0	(8,327)	(8,327)	8,191	(136)
BPG	0	0	(24,787)	(24,787)	23,673	(1,114)
BPS	0	0	0	0	874	874
GSC	0	0	(119,912)	(119,912)	119,002	(910)
NOM	0	0	(26,108)	(26,108)	25,827	(281)
TDM	0	0	(61,748)	(61,748)	60,156	(1,592)
TOR	0	0	0	0	999	999
UBS	0	0	(613,739)	(613,739)	610,181	(3,558)

Total Borrowings and Other Financing Transactions	$2,776	$(323,232)	$(854,621)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	47

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(4,011)	$0	$(13,342)	$(17,353)
U.S. Treasury Obligations		(225,658)	(77,122)	0	(302,780)

Total	$0	$(229,669)	$(77,122)	$(13,342)	$(320,133)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(258,060)	(596,561)	0	(854,621)

Total	$0	$(258,060)	$(596,561)	$0	$(854,621)

Total Borrowings	$0	$(487,729)	$(673,683)	$(13,342)	$(1,174,754)

Payable for reverse repurchase agreements and sale-buyback transactions(6)					$(1,174,754)

(l)	Securities with an aggregate market value of $1,168,982 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(599,171) at a weighted average interest rate of 1.036%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(1,373) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(6)	Unsettled reverse repurchase agreements liability of $(3,099) is outstanding at period end.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	5,273	$13,183	$535	$297

Total Purchased Options					$535	$297

48	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$124.000	11/24/2017	660	$660	$(133)	$(133)
Call - CBOT U.S. Treasury 10-Year Note December Futures	127.000	11/24/2017	660	660	(196)	(196)
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.000	10/27/2017	643	643	(139)	(271)
Put - CBOT U.S. Treasury 10-Year Note November Futures	126.000	10/27/2017	236	236	(48)	(238)
Call - CBOT U.S. Treasury 10-Year Note November Futures	127.500	10/27/2017	643	643	(119)	(36)
Call - CBOT U.S. Treasury 10-Year Note November Futures	129.000	10/27/2017	236	236	(77)	(6)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	5,273	13,183	(614)	(99)

					$(1,326)	$(979)

Total Written Options					$(1,326)	$(979)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond December Futures	12/2017	5	AUD	498	$(10)	$1	$(3)
U.S. Treasury 10-Year Note December Futures	12/2017	5,356	$	671,174	(7,035)	0	(1,255)

					$(7,045)	$1	$(1,258)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	2,262	$	(553,879)	$1,262	$226	$0
90-Day Eurodollar March Futures	03/2018	3,500		(861,088)	588	44	0
90-Day Eurodollar March Futures	03/2019	5,405		(1,325,441)	(3,979)	473	0
90-Day Eurodollar September Futures	09/2019	6,032		(1,477,915)	3,793	603	0
Euro-Bund 10-Year Bond December Futures	12/2017	95	EUR	(18,078)	182	25	(24)
U.S. Treasury 2-Year Note December Futures	12/2017	344	$	(74,202)	220	43	0
United Kingdom Long Gilt December Futures	12/2017	139	GBP	(23,074)	574	5	(46)

					$2,640	$1,419	$(70)

Total Futures Contracts					$(4,405)	$1,420	$(1,328)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	49

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Aetna, Inc.	(1.000)%	Quarterly	12/20/2020	0.148%	$ 13,100	$(355)	$(3)	$(358)	$1	$0
Darden Restaurants, Inc.	(1.000)	Quarterly	06/20/2020	0.193	11,500	(222)	(31)	(253)	1	0
ERP Operating LP	(1.000)	Quarterly	12/20/2020	0.131	3,800	(86)	(20)	(106)	0	(1)
Kinder Morgan Energy Partners LP	(1.000)	Quarterly	03/20/2019	0.091	400	(4)	0	(4)	0	0
Newmont Mining Corp.	(1.000)	Quarterly	12/20/2020	0.279	7,000	15	(177)	(162)	0	(1)

						$(652)	$(231)	$(883)	$2	$(2)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Airbus Group Finance BV	1.000%	Quarterly	12/20/2017	0.070%	EUR	8,000	$42	$(19)	$23	$1	$0
Anadarko Petroleum Corp.	1.000	Quarterly	06/20/2021	0.776	$	7,000	(136)	195	59	0	(4)
Anadarko Petroleum Corp.	1.000	Quarterly	12/20/2021	0.929		10,600	(304)	338	34	5	0
Anadarko Petroleum Corp.	1.000	Quarterly	06/20/2022	1.126		11,700	(123)	61	(62)	0	(3)
Anheuser-Busch InBev S.A.	1.000	Quarterly	12/20/2017	0.090	EUR	14,900	88	(46)	42	3	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2020	0.282	$	22,500	315	126	441	0	(2)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.460		45,450	312	703	1,015	8	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.548		40,050	427	404	831	0	(9)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.619		5,700	104	6	110	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.708		19,400	(120)	431	311	0	(19)
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2024	0.815		10,000	(132)	246	114	0	(14)
Deutsche Bank AG	1.000	Quarterly	12/20/2017	0.209	EUR	5,500	29	(15)	14	0	0
Enbridge, Inc.	1.000	Quarterly	12/20/2021	0.592		10,000	(271)	440	169	2	0
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2021	1.046		800	(31)	30	(1)	0	0
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	1.216		9,800	(272)	181	(91)	0	(4)
Ford Motor Co.	5.000	Quarterly	12/20/2021	0.695		9,200	1,422	203	1,625	12	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.322		2,000	365	59	424	0	(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2021	0.591		16,700	2,573	114	2,687	0	(7)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2021	0.727		2,300	391	12	403	1	0

50	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2022	0.909%	EUR	3,800	$658	$47	$705	$0	$(2)
General Motors Co.	5.000	Quarterly	06/20/2022	0.914		9,300	1,586	137	1,723	3	0
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.378		4,000	61	13	74	1	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.457		12,200	180	63	243	3	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2021	0.503		16,000	212	116	328	11	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2022	0.574		6,100	68	51	119	3	0
HCP, Inc.	1.000	Quarterly	12/20/2020	0.834		10,000	(142)	197	55	6	0
Hess Corp.	1.000	Quarterly	06/20/2021	0.838		45,000	(1,511)	1,788	277	3	0
MetLife, Inc.	1.000	Quarterly	03/20/2022	0.455		2,800	(4)	70	66	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.498		34,500	305	490	795	0	(7)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.570		40,500	818	60	878	9	0
MetLife, Inc.	1.000	Quarterly	12/20/2023	0.773		2,800	(69)	107	38	0	(4)
Morgan Stanley	1.000	Quarterly	06/20/2020	0.341		66,700	1,037	163	1,200	1	0
Morgan Stanley	1.000	Quarterly	06/20/2022	0.536		5,000	63	43	106	2	0
Schaeffler Finance BV	5.000	Quarterly	06/20/2022	0.754		11,300	2,457	233	2,690	0	(3)
Shell International Finance BV	1.000	Quarterly	06/20/2022	0.319		600	9	14	23	0	0
Simon Property Group LP	1.000	Quarterly	06/20/2022	0.664	$	23,000	72	285	357	0	(2)
Sprint Communications, Inc.	5.000	Quarterly	09/20/2020	1.002		12,300	552	892	1,444	2	0
U.S. Steel Corp.	5.000	Quarterly	06/20/2022	3.152		15,000	(350)	1,560	1,210	30	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2017	0.190		13,600	73	(44)	29	1	0
Viacom, Inc.	1.000	Quarterly	03/20/2021	0.828		4,700	60	(31)	29	0	(3)
Williams Cos., Inc.	1.000	Quarterly	09/20/2019	0.245		2,800	(24)	66	42	0	(1)

							$10,790	$9,789	$20,579	$108	$(85)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
iTraxx Europe Main 28 5-Year Index	(1.000)%	Quarterly	12/20/2022	EUR	123,700	$(3,279)	$(41)	$(3,320)	$0	$(77)

						$(3,279)	$(41)	$(3,320)	$0	$(77)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-22 5-Year Index	1.000%	Quarterly	06/20/2019	$6,600	$98	$(4)	$94	$1	$0
CDX.IG-23 5-Year Index	1.000	Quarterly	12/20/2019	1,900	28	4	32	1	0
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020	304,500	4,400	2,199	6,599	84	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	39,800	635	268	903	6	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	1,125,600	19,927	4,118	24,045	397	0

					$25,088	$6,585	$31,673	$489	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	51

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	9.945%	Maturity	01/02/2025	BRL	10,400	$0	$45	$45	$4	$0
Pay	1-Year BRL-CDI	9.973	Maturity	01/02/2025		51,000	0	235	235	22	0
Pay	1-Year BRL-CDI	10.010	Maturity	01/02/2025		135,300	0	698	698	58	0
Pay	1-Year BRL-CDI	10.050	Maturity	01/02/2025		25,000	0	135	135	11	0
Pay	1-Year BRL-CDI	10.080	Maturity	01/02/2025		160,900	0	926	926	70	0
Pay	1-Year BRL-CDI	10.300	Maturity	01/02/2025		180,000	387	1,128	1,515	81	0
Pay	3-Month NZD-BBR	5.000	Semi-Annual	12/17/2024	NZD	80,800	7,257	1,054	8,311	0	(171)
Receive(6)	3-Month USD-LIBOR	2.910	Semi-Annual	08/20/2019	$	352,100	(3,710)	213	(3,497)	146	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		44,000	634	(286)	348	0	(74)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		17,500	1,376	(272)	1,104	0	(31)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		3,600	631	(3)	628	0	(7)
Pay(6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028		66,500	(410)	544	134	16	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048		11,600	(153)	616	463	4	0
Receive(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		74,500	683	(1,609)	(926)	100	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		188,300	(7,479)	6,795	(684)	0	(636)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		6,200	(368)	174	(194)	0	(48)
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029	JPY	14,860,000	(434)	(258)	(692)	90	0
Receive(6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		1,330,000	0	(20)	(20)	8	0
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		1,515,000	(1,734)	213	(1,521)	25	0
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		1,315,000	(2,455)	544	(1,911)	103	0
Pay	28-Day MXN-TIIE	7.500	Lunar	06/02/2021	MXN	21,300	11	15	26	0	(2)
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021		139,600	(444)	122	(322)	0	(14)
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		103,000	(325)	118	(207)	0	(10)
Pay	28-Day MXN-TIIE	5.840	Lunar	09/14/2021		219,300	(629)	210	(419)	0	(22)
Pay	28-Day MXN-TIIE	5.810	Lunar	09/29/2021		150,900	(447)	142	(305)	0	(15)
Pay	28-Day MXN-TIIE	5.750	Lunar	09/30/2021		112,500	(348)	108	(240)	0	(12)
Pay	28-Day MXN-TIIE	5.630	Lunar	10/11/2021		720,200	(2,418)	717	(1,701)	0	(74)
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022		13,800	0	14	14	0	(1)
Pay	28-Day MXN-TIIE	5.740	Lunar	04/24/2023		438,100	(1,928)	666	(1,262)	0	(46)
Pay	28-Day MXN-TIIE	5.738	Lunar	04/25/2023		397,300	(1,752)	606	(1,146)	0	(42)
Pay	28-Day MXN-TIIE	5.925	Lunar	08/04/2023		358,500	(1,486)	568	(918)	0	(40)
Pay	28-Day MXN-TIIE	5.935	Lunar	08/04/2023		358,500	(1,476)	568	(908)	0	(40)
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		92,000	(522)	209	(313)	0	(12)
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		39,400	(46)	98	52	0	(5)
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027		57,800	(10)	167	157	0	(7)
Pay	28-Day MXN-TIIE	7.730	Lunar	02/25/2027		584,900	387	1,178	1,565	0	(73)
Pay	28-Day MXN-TIIE	6.190	Lunar	01/03/2035		273,900	(2,727)	869	(1,858)	0	(61)
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		800,200	75	(120)	(45)	0	(199)
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		100,000	0	(18)	(18)	0	(25)
Pay	CPURNSA	1.273	Maturity	09/30/2020	$	29,300	687	10	697	0	(20)
Pay	CPURNSA	1.303	Maturity	09/30/2020		7,550	166	2	168	0	(5)
Pay	UKRPI	3.530	Maturity	10/15/2031	GBP	38,600	343	307	650	38	0

							$(18,664)	$17,428	$(1,236)	$776	$(1,692)

Total Swap Agreements							$13,283	$33,530	$46,813	$1,375	$(1,856)

52	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value		Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$ 297	$1,420	$1,375	$3,092		$(979)	$(1,328)	$(1,856)	$(4,163)

(n)	Securities with an aggregate market value of $178,125 and cash of $9,330 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2017	NZD	1,003	$	732	$7	$0
	10/2017	$	56,190	AUD	71,552	0	(64)
	11/2017	AUD	71,552	$	56,171	65	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	53

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017	BRL	133,863	$	42,255	$0	$(11)
	10/2017	$	42,203	BRL	133,863	63	0
	10/2017		171,802	EUR	146,128	938	(31)
	11/2017	EUR	143,252	$	168,643	0	(937)
	11/2017	$	1,709	MXN	33,568	117	0
	12/2017	CNH	394,670	$	55,062	0	(4,131)
BPS	10/2017	AUD	71,552		57,043	918	0
	10/2017	GBP	3,918		5,161	0	(90)
	12/2017	SGD	73,089		53,688	0	(230)
	01/2018	BRL	188,000		56,746	0	(1,893)
	03/2018	MXN	1,182,970		56,570	0	(6,911)
	03/2018	$	59,603	MXN	1,182,970	3,879	0
CBK	10/2017		1,821	JPY	205,398	5	0
	10/2017		3,097	ZAR	40,661	0	(95)
	11/2017	JPY	205,398	$	1,823	0	(4)
	12/2017	CNH	5,945		828	0	(64)
DUB	12/2017		14,984		2,087	0	(160)
FBF	11/2017	$	1,202	GBP	897	1	0
	12/2017		143,778	CNH	993,075	5,163	0
	12/2017		52,000	INR	3,408,632	0	(221)
GLM	10/2017	GBP	17,936	$	23,809	0	(225)
	10/2017	NZD	6,779		4,924	28	0
	10/2017	$	1,344	EUR	1,137	0	0
	10/2017		2,647	GBP	1,990	41	(22)
	10/2017		30,747	IDR	412,688,048	0	(134)
	10/2017		25,381	PEN	82,901	0	(2)
	10/2017		50,519	RUB	2,961,043	669	0
	02/2018		9,697	ARS	180,479	0	(1)
HUS	11/2017	PLN	69,835	$	19,378	241	0
	12/2017	CNH	2,107		289	0	(27)
JPM	10/2017	$	7,697	EUR	6,435	0	(92)
	10/2017		1,991	GBP	1,470	0	(22)
	10/2017		5,557	IDR	75,414,450	37	0
	10/2017		5,597	NZD	7,782	24	0
	11/2017	NZD	6,125	$	4,402	0	(19)
	11/2017	$	2,448	EUR	2,069	1	0
MSB	10/2017	EUR	153,700	$	185,239	3,581	0
NGF	10/2017	BRL	133,863		42,388	123	0
	10/2017	$	42,255	BRL	133,863	11	0
	11/2017	MXN	351,220	$	17,034	0	(2,073)
	11/2017	$	42,223	BRL	133,863	0	(140)
	12/2017		27,048	MXN	490,234	0	(439)
SCX	10/2017	JPY	205,398	$	1,896	70	0
	10/2017	$	8,741	IDR	118,446,240	45	0
	12/2017	MXN	285,100	$	15,861	386	0
SOG	10/2017	GBP	81,055		105,267	0	(3,347)
	12/2017	CNH	285,734		39,409	0	(3,446)
	12/2017	KRW	61,768,927		54,600	626	0
UAG	10/2017	$	133,005	GBP	99,449	257	0
	11/2017	GBP	99,449	$	133,136	0	(256)
	12/2017	CNH	983,638		135,479	0	(12,047)
	12/2017	HKD	3,288		421	0	0

Total Forward Foreign Currency Contracts						$17,296	$(37,134)

54	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258%	09/18/2019	$	31,300	$933	$972
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933	08/13/2018		17,500	1,820	409
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019		51,200	2,423	1,060
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		26,600	807	826
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.550	02/21/2018	GBP	30,200	204	78
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.470	03/01/2018		36,100	239	136
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019	$	18,100	1,222	510
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019		47,200	2,360	1,114
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		20,400	632	633
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019		17,000	978	334
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	12/18/2017		22,200	1,793	39
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018		8,700	812	122

								$14,223	$6,233

Total Purchased Options								$14,223	$6,233

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-28 5-Year	Sell	0.800%	11/15/2017	$	26,200	$(29)	$(3)
CBK	Put - OTC CDX.IG-28 5-Year	Sell	0.800	11/15/2017		11,300	(15)	(2)

							$(44)	$(5)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD	$	1.240	11/09/2017	EUR	16,600	$(89)	$(13)
JPM	Call - OTC USD versus ZAR	ZAR	14.000	11/01/2017	$	21,900	(137)	(137)
SOG	Call - OTC USD versus ZAR		13.750	10/24/2017		31,200	(219)	(308)

							$(445)	$(458)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	55

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$27,900	$(240)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	21,200	(273)	0

						$(513)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940%	09/18/2019	$	134,600	$(955)	$(1,045)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	08/13/2018		77,000	(1,820)	(141)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019		262,150	(2,681)	(993)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019		114,400	(807)	(888)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.980	02/21/2018		39,300	(218)	(5)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019		78,700	(1,221)	(339)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019		236,000	(2,382)	(897)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019		87,700	(637)	(681)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019		74,900	(979)	(219)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/18/2017		97,400	(1,830)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/01/2018		46,900	(270)	(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018		38,300	(821)	(67)

								$(14,621)	$(5,284)

Total Written Options								$(15,623)	$(5,747)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	1.755%	$	1,700	$(104)	$48	$0	$(56)
	Italy Government International Bond	1.000	Quarterly	12/20/2018	0.304		100	(5)	6	1	0
	Santander Issuances S.A.U.	1.000	Quarterly	06/20/2019	0.520	EUR	10,000	(231)	334	103	0
BPS	BHP Billiton Finance USA Ltd.	1.000	Quarterly	06/20/2021	0.375	$	800	(24)	42	18	0

56	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	1.755%	$	200	$(13)	$6	$0	$(7)
	China Government International Bond	1.000	Quarterly	12/20/2020	0.368		1,400	(27)	55	28	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2022	0.945		2,200	(25)	31	6	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	0.927		37,700	(2,053)	2,120	67	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.982		6,600	(720)	725	5	0
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.973		15,500	(776)	793	17	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.652		1,900	(115)	61	0	(54)
BRC	Italy Government International Bond	1.000	Quarterly	12/20/2018	0.304		4,600	(229)	270	41	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.985		46,977	(655)	702	47	0
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.973		4,600	(237)	242	5	0
CBK	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.350		9,500	(793)	678	0	(115)
	Valeant Pharmaceuticals International, Inc.	5.000	Quarterly	12/20/2020	3.929		400	10	3	13	0
DBL	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755		2,800	(185)	93	0	(92)
DUB	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.654		8,300	693	163	856	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755		1,450	(75)	27	0	(48)
	Italy Government International Bond	1.000	Quarterly	12/20/2018	0.304		1,800	(84)	100	16	0
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.401		86,900	94	825	919	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.260		1,600	(145)	131	0	(14)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.428		3,700	(335)	273	0	(62)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.652		12,200	(758)	410	0	(348)
FBF	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755		100	(7)	4	0	(3)
GST	American Tower Corp.	1.000	Quarterly	06/20/2021	1.382		12,500	(590)	426	0	(164)
	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.654		5,700	503	85	588	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755		100	(6)	3	0	(3)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.937		2,800	(135)	10	0	(125)
	Enterprise Products Operating LLC	1.000	Quarterly	06/20/2021	0.697		6,000	(310)	377	67	0
	Italy Government International Bond	1.000	Quarterly	06/20/2021	0.734		64,200	(796)	1,430	634	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.102		14,800	(88)	18	0	(70)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	0.927		9,600	(545)	562	17	0
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.973		16,000	(798)	816	18	0
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	2.037		700	(23)	105	82	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	57

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
HUS	Brazil Government International Bond	1.000%	Quarterly	12/20/2022	1.937%	$	10,800	$(531)	$48	$0	$(483)
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.102		36,800	(240)	67	0	(173)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.652		3,700	(225)	119	0	(106)
JPM	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.973		2,800	(150)	153	3	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.428		8,250	(711)	572	0	(139)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.652		10,000	(627)	342	0	(285)
MYC	Enterprise Products Operating LLC	1.000	Quarterly	06/20/2021	0.697		24,000	(795)	1,065	270	0
	Italy Government International Bond	1.000	Quarterly	12/20/2018	0.304		17,500	(815)	970	155	0
	Italy Government International Bond	1.000	Quarterly	03/20/2019	0.360		2,900	6	22	28	0
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.401		44,400	(173)	643	470	0
	ONEOK Partners LP	1.000	Quarterly	06/20/2021	0.580		10,000	(980)	1,135	155	0
NGF	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.350		9,500	(783)	668	0	(115)
UAG	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.654		6,000	542	77	619	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755		3,300	(219)	110	0	(109)

								$(15,288)	$17,965	$5,248	$(2,571)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%	5.000%	Quarterly	12/20/2020	$4,700	$42	$614	$656	$0
	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	10,300	1,566	78	1,644	0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	10,600	1,055	637	1,692	0
DUB	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	1,900	(187)	(22)	0	(209)
GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	8,900	752	668	1,420	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,200	(36)	24	0	(12)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	19,400	(2,958)	499	0	(2,459)
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	2,050	205	122	327	0
JPS	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	7,000	(993)	(700)	0	(1,693)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	1,400	(244)	66	0	(178)
MEI	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	5,350	(751)	(543)	0	(1,294)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	4,400	(481)	(4)	0	(485)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	8,200	(1,431)	392	0	(1,039)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,200	(124)	81	0	(43)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	15,700	(1,108)	(621)	0	(1,729)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(80)	51	0	(29)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(52)	34	0	(18)

						$(4,825)	$1,376	$5,739	$(9,188)

58	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	CPURNSA	1.730%	Maturity	08/26/2025	$	5,500	$0	$114	$114	$0
CBK	Pay	3-Month NZD-BBR	5.000	Semi-Annual	12/17/2024	NZD	8,000	135	688	823	0
DUB	Pay	3-Month NZD-BBR	5.000	Semi-Annual	12/17/2024		24,200	432	2,057	2,489	0
JPM	Pay	3-Month NZD-BBR	5.000	Semi-Annual	12/17/2024		6,200	109	529	638	0

								$676	$3,388	$4,064	$0

Total Swap Agreements								$(19,437)	$22,729	$15,051	$(11,759)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$72	$0	$0	$72	$(64)	$0	$0	$(64)	$8	$0	$8
BOA	1,118	972	2,518	4,608	(5,110)	(1,058)	(56)	(6,224)	(1,616)	1,808	192
BPS	4,797	0	141	4,938	(9,124)	0	(61)	(9,185)	(4,247)	4,165	(82)
BRC	0	0	93	93	0	(3)	0	(3)	90	0	90
CBK	5	0	2,528	2,533	(163)	(2)	(115)	(280)	2,253	(2,420)	(167)
DBL	0	0	0	0	0	0	(92)	(92)	(92)	0	(92)
DUB	0	2,295	4,280	6,575	(160)	(2,022)	(681)	(2,863)	3,712	(3,460)	252
FBF	5,164	0	0	5,164	(221)	0	(3)	(224)	4,940	(4,700)	240
GLM	738	2,805	0	3,543	(384)	(2,141)	0	(2,525)	1,018	(490)	528
GST	0	0	2,826	2,826	0	0	(2,833)	(2,833)	(7)	0	(7)
HUS	241	0	0	241	(27)	0	(762)	(789)	(548)	792	244
JPM	62	0	968	1,030	(133)	(137)	(424)	(694)	336	(650)	(314)
JPS	0	0	0	0	0	0	(1,871)	(1,871)	(1,871)	1,933	62
MEI	0	0	0	0	0	0	(2,818)	(2,818)	(2,818)	3,074	256
MSB	3,581	0	0	3,581	0	0	0	0	3,581	(4,090)	(509)
MYC	0	161	1,078	1,239	0	(76)	(1,772)	(1,848)	(609)	381	(228)
NGF	134	0	0	134	(2,652)	0	(115)	(2,767)	(2,633)	2,668	35
SAL	0	0	0	0	0	0	(29)	(29)	(29)	0	(29)
SCX	501	0	0	501	0	0	0	0	501	(260)	241
SOG	626	0	0	626	(6,793)	(308)	0	(7,101)	(6,475)	6,982	507
UAG	257	0	619	876	(12,303)	0	(127)	(12,430)	(11,554)	11,593	39

Total Over the Counter	$17,296	$6,233	$15,051	$38,580	$(37,134)	$(5,747)	$(11,759)	$(54,640)

(p)	Securities with an aggregate market value of $33,691 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	59

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements,, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$297	$297
Futures	0	0	0	0	1,420	1,420
Swap Agreements	0	599	0	0	776	1,375

	$0	$599	$0	$0	$2,493	$3,092

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,296	$0	$17,296
Purchased Options	0	0	0	0	6,233	6,233
Swap Agreements	0	10,987	0	0	4,064	15,051

	$0	$10,987	$0	$17,296	$10,297	$38,580

	$0	$11,586	$0	$17,296	$12,790	$41,672

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$979	$979
Futures	0	0	0	0	1,328	1,328
Swap Agreements	0	164	0	0	1,692	1,856

	$0	$164	$0	$0	$3,999	$4,163

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$37,134	$0	$37,134
Written Options	0	5	0	458	5,284	5,747
Swap Agreements	0	11,759	0	0	0	11,759

	$0	$11,764	$0	$37,592	$5,284	$54,640

	$0	$11,928	$0	$37,592	$9,283	$58,803

60	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2,584	$2,584
Futures	0	0	0	0	16,576	16,576
Swap Agreements	0	28,419	0	0	(5,139)	23,280

	$0	$28,419	$0	$0	$14,021	$42,440

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(10,351)	$0	$(10,351)
Written Options	0	0	0	371	163	534
Swap Agreements	0	22,621	0	1	525	23,147

	$0	$22,621	$0	$(9,979)	$688	$13,330

	$0	$51,040	$0	$(9,979)	$14,709	$55,770

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(238)	$(238)
Written Options	0	0	0	0	347	347
Futures	0	0	0	0	(4,921)	(4,921)
Swap Agreements	0	(2,725)	0	0	14,286	11,561

	$0	$(2,725)	$0	$0	$9,474	$6,749

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(16,191)	$0	$(16,191)
Purchased Options	0	0	0	0	(4,902)	(4,902)
Written Options	0	39	0	(13)	5,567	5,593
Swap Agreements	0	(7,641)	0	0	870	(6,771)

	$0	$(7,602)	$0	$(16,204)	$1,535	$(22,271)

	$0	$(10,327)	$0	$(16,204)	$11,009	$(15,522)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$559,394	$140,790	$700,184
Corporate Bonds & Notes
Banking & Finance	0	4,233,889	20,594	4,254,483
Industrials	9,500	3,438,895	4,257	3,452,652
Utilities	0	1,025,378	0	1,025,378
Municipal Bonds & Notes
California	0	1,703	0	1,703
Colorado	0	8,932	0	8,932
Illinois	0	21,740	0	21,740
Michigan	0	2,426	0	2,426
Virginia	0	4,958	0	4,958
West Virginia	0	2,114	0	2,114
U.S. Government Agencies	0	225,532	2,030	227,562

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	61

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
U.S. Treasury Obligations	$0	$2,718,635	$0	$2,718,635
Non-Agency Mortgage-Backed Securities	0	94,716	0	94,716
Asset-Backed Securities	0	245,020	6,157	251,177
Sovereign Issues	0	274,799	0	274,799
Common Stocks
Consumer Discretionary	81	0	0	81
Warrants
Utilities	3	0	0	3
Convertible Preferred Securities
Banking & Finance	0	10,193	0	10,193
Real Estate	0	5,350	0	5,350
Preferred Securities
Banking & Finance	0	33,357	0	33,357
Utilities	0	8,641	0	8,641
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Certificates of Deposit	0	35,830	0	35,830
Commercial Paper	0	10,195	0	10,195
Repurchase Agreements	0	2,776	0	2,776
Argentina Treasury Bills	0	9,483	0	9,483
Mexico Treasury Bills	0	17,150	0	17,150
U.S. Treasury Bills	0	10,097	0	10,097
	$9,584	$13,001,203	$173,828	$13,184,615

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,240	$0	$0	$11,240

Total Investments	$20,824	$13,001,203	$173,828	$13,195,855

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,717	1,375	0	3,092
Over the counter	0	38,580	0	38,580
	$1,717	$39,955	$0	$41,672

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,756)	(2,407)	0	(4,163)
Over the counter	0	(54,640)	0	(54,640)
	$(1,756)	$(57,047)	$0	$(58,803)

Total Financial Derivative Instruments	$(39)	$(17,092)	$0	$(17,131)

Totals	$20,785	$12,984,111	$173,828	$13,178,724

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

62	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases(1)	Net Sales(1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017(2)
Investments in Securities, at Value
Loan Participations and Assignments	$146,758	$42,551	$(53,281)	$9	$(8)	$601	$4,160	$0	$140,790	$578
Corporate Bonds & Notes
Banking & Finance	18,624	8,848	0	(27)	0	344	0	(7,195)	20,594	437
Industrials	13,788	0	(183)	(8)	(7)	484	0	(9,817)	4,257	162
U.S. Government Agencies	1,994	0	(18)	27	7	20	0	0	2,030	20
Asset-Backed Securities	6,360	0	(268)	0	0	65	0	0	6,157	64

Totals	$187,524	$51,399	$(53,750)	$1	$(8)	$1,514	$4,160	$(17,012)	$173,828	$1,261

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$120,802	Proxy Pricing	Base Price	99.625-102.500
	19,988	Third Party Vendor	Broker Quote	67.500-99.875
Corporate Bonds & Notes
Banking & Finance	8,792	Proxy Pricing	Base Price	85.125-85.250
	5,367	Reference Instrument	Spread movement	275.000 bps
	6,435	Reference Instrument	OAS Spread	550.040 bps
Industrials	4,257	Proxy Pricing	Base Price	104.390
U.S. Government Agencies	2,030	Proxy Pricing	Base Price	57.484
Asset-Backed Securities	6,157	Third Party Vendor	Broker Quote	100.694

Total	$173,828

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	63

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A and Class C shares of the PIMCO Investment Grade Corporate Bond Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

64	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

September 30, 2017

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such distribution

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	65

Notes to Financial Statements (Cont.)

through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05 which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

66	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

September 30, 2017

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	67

Notes to Financial Statements (Cont.)

determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

68	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

September 30, 2017

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	69

Notes to Financial Statements (Cont.)

observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

70	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

September 30, 2017

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	71

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt

72	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

September 30, 2017

instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$284,181	$1,330,579	$(1,603,500)	$0	$(20)	$11,240	$179	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	73

Notes to Financial Statements (Cont.)

a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2017, the Fund had $14,330,510 in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in

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mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at September 30, 2017 are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or

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Notes to Financial Statements (Cont.)

guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a To-Be-Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants  are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by

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the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term

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of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

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(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

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Notes to Financial Statements (Cont.)

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

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Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

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Notes to Financial Statements (Cont.)

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with

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standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront

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fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund may decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure used to understand a security’s or Fund’s interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Fund currently faces a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, the Fund may be adversely affected when a large shareholder purchases or

84	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

September 30, 2017

redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of purchase or redemption requests. Large shareholder transactions may impact the Fund’s liquidity and net asset value. Such transactions may also increase the Fund’s transaction costs or otherwise cause the Fund to perform differently than intended. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, seeks to minimize counterparty risks to the Fund through a number of ways. Prior to

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Notes to Financial Statements (Cont.)

entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. MASTER ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

86	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

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Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an

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Notes to Financial Statements (Cont.)

investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C
0.25%	0.25%	0.35%	0.25%	0.40%	0.40%	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

88	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

September 30, 2017

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class and Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2017, the Distributor retained $4,268,594 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000, the valuation oversight committee lead receives an additional annual retainer of $11,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $5,750) and the governance committee chair receives an additional annual retainer of $4,500. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	89

Notes to Financial Statements (Cont.)

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At September 30, 2017, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2017, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$235,185	$101,723

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other

90	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

September 30, 2017

securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2017, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$4,211,731	$3,521,884	$3,238,808	$1,354,877

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2017		Year Ended 03/31/2017
	(Unaudited)
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	101,729	$1,072,991	349,431	$3,639,336
Class P	107,893	1,140,002	106,541	1,101,986
Administrative Class	4,832	51,064	15,183	157,264
Class D	15,276	161,221	34,987	362,356
Class A	16,401	173,012	34,837	360,954
Class C	4,877	51,476	16,716	173,643

Issued as reinvestment of distributions
Institutional Class	10,226	$108,068	18,862	$195,736
Class P	2,855	30,205	3,976	41,277
Administrative Class	305	3,228	1,079	11,221
Class D	1,076	11,367	2,099	21,785
Class A	1,487	15,720	3,014	31,278
Class C	571	6,033	1,233	12,795

Cost of shares redeemed
Institutional Class	(106,406)	(1,117,437)	(165,869)	(1,714,594)
Class P	(21,650)	(228,429)	(78,722)	(812,169)
Administrative Class	(2,981)	(31,444)	(31,997)	(327,689)
Class D	(10,214)	(107,634)	(23,662)	(244,283)
Class A	(11,861)	(124,896)	(34,423)	(355,768)
Class C	(8,224)	(86,488)	(14,436)	(148,958)
Net increase (decrease) resulting from Fund share transactions	106,192	$1,128,059	238,849	$2,506,170

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

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Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2017

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2017, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

PIMCO Investment Grade Corporate Bond Fund

Short-Term	Long-Term
$0	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
$12,959,134	$413,204	$(150,818)	$262,386
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

92	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	HUS	HSBC Bank USA N.A.
BCY	Barclays Capital, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.
BOA	Bank of America N.A.	JPM	JPMorgan Chase Bank N.A.
BOM	Bank of Montreal	JPS	JPMorgan Securities, Inc.
BPG	BNP Paribas Securities Corp.	MEI	Merrill Lynch International
BPS	BNP Paribas S.A.	MSB	Morgan Stanley Bank, N.A
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	NGF	Nomura Global Financial Products, Inc.
DBL	Deutsche Bank AG London	NOM	Nomura Securities International Inc.
DUB	Deutsche Bank AG	SAL	Citigroup Global Markets, Inc.
FBF	Credit Suisse International	SCX	Standard Chartered Bank
FICC	Fixed Income Clearing Corporation	SGY	Societe Generale, New York
GLM	Goldman Sachs Bank USA	SOG	Societe Generale
GRE	RBS Securities, Inc.	TDM	TD Securities (USA) LLC
GSC	Goldman Sachs & Co.	TOR	Toronto Dominion Bank
GST	Goldman Sachs International	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	KRW	South Korean Won
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	NZD	New Zealand Dollar
CNH	Chinese Renminbi (Offshore)	PEN	Peruvian New Sol
EUR	Euro	PLN	Polish Zloty
GBP	British Pound	RUB	Russian Ruble
HKD	Hong Kong Dollar	SGD	Singapore Dollar
IDR	Indonesian Rupiah	USD (or $)	United States Dollar
INR	Indian Rupee	ZAR	South African Rand
JPY	Japanese Yen

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter
CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	H15T10Y	10 Year US Treasury Yield Curve Constant Maturity Rate
ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate
BP0003M	3 Month GBP-LIBOR	LIBOR01M	1 Month USD-LIBOR
BPSW5	5 Year GBP Swap Rate	MXUDI	Mexican Unidades De Inversion Index
CDX.HY	Credit Derivatives Index - High Yield	PRIME	Daily US Prime Rate
CDX.IG	Credit Derivatives Index - Investment Grade	UKRPI	United Kingdom Retail Prices Index
CMBX	Commercial Mortgage-Backed Index	US0001M	1 Month USD Swap Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	US0003M	3 Month USD Swap Rate
EUR003M	3 Month EUR Swap Rate	US0006M	6 Month USD Swap Rate
EUSA5	5 Year EUR Annual Swap Rate	USSW	10-Year USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
GUKG5	5 Year UK Generic Government Bonds	USSW5	5 Year USD Swap Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	93

Glossary: (abbreviations that may be used in the preceding statements) (Cont.)

(Unaudited)

Other Abbreviations:
ABS	Asset-Backed Security	PIK	Payment-in-Kind
BABs	Build America Bonds	REIT	Real Estate Investment Trust
BBR	Bank Bill Rate	REMIC	Real Estate Mortgage Investment Conduit
CDI	Brazil Interbank Deposit Rate	TBA	To-Be-Announced
DAC	Designated Activity Company	TBD	To-Be-Determined
EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.

94	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 21–22, 2017, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2018. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2018. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2018.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds,

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where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 21–22, 2017 meeting. The Independent Trustees also conducted an in-person meeting and a telephonic meeting with counsel to the Trust and the Independent Trustees on July 21, 2017 and August 18, 2017 respectively, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements the Board received comparative information on the performance as well as the fees and expenses of other peer group funds and share classes. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to potential proposed changes in advisory fees and supervisory and administrative fees for certain series of the Trust. The Board also received supplemental information regarding: profitability of the Trust and PIMCO, potential shareholder and market reaction to the fee changes, the context in which the current supervisory and administrative fees were established and the increased expenses borne by PIMCO in the process of providing administrative and supervisory services.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset

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levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management, compliance and risk management, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2016, including, but not limited to: continuing enhancement of its analytics and technology systems by upgrading hardware and software; enhancing data processing and security and development of tools and applications to support Portfolio Management, Compliance, Analytics, Risk Management, Client Reporting and Customer Relationship Management; continuing investment in its enterprise risk management function including PIMCO’s cybersecurity program; developing the PIMCO Global Advisory Board and continuing to hire new portfolio managers; expanding the Funds and Operations Group global operating model; developing a website monitoring application to ensure accurate data content; adding staff to fund accounting and financial reporting; engaging a third party to perform an independent assessment of PIMCO’s proprietary accounting application and enhancing the same system to provide portfolio managers with more timely and high quality income reporting; establishing a Fund Treasurer’s Office; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; redesigning shareholder statements to be more user friendly and enable e-delivery; and continuing expansion of the pricing portal and the proprietary performance reconciliation tool.

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Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 and other performance data, as available, over short- and long-term periods ended June 30, 2017 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in

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advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 21–22, 2017 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of March 31, 2017, 91%, 68% and 98% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of June 30, 2017, 82%, 84% and 91% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

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4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Funds. The Board noted that, based upon this review, PIMCO may propose advisory fee or supervisory and administrative fee changes where (i) a Fund’s long-term performance warrants additional consideration; (ii) there is a notable aid to market position; (iii) a Fund’s fee does not reflect the current level of supervision or administrative fees provided to the Fund; or (iv) PIMCO would like to change a Fund’s overall strategic positioning.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder

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services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that, as the Funds’ business has become increasingly complex, and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs, such as service provider costs, are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the

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expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Changes to Advisory Fees and Supervisory and Administration Fees

The Board considered PIMCO’s proposals to increase the supervisory and administrative fees for all classes of the PIMCO Income Fund and Class D for each of the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and the PIMCO Total Return Fund. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering these proposals the Board noted that PIMCO is continuing waivers for certain Funds.

The Board considered the following factors in connection with the increase in the supervisory and administrative fees for all classes of the PIMCO Income Fund: additional supervisory services provided to the Fund; additional data provided in meeting materials; PIMCO senior management time, resources, and oversight provided in connection with overseeing the distinct process and governance structure for managing the Fund’s level dividend strategy; and the potential impact of the fee increase on PIMCO’s profitability. The Board further considered the growth in PIMCO Income Fund assets under management and the Fund’s implementation of a more sophisticated strategy as factors contributing to the need for additional supervisory and administrative resources. In reviewing the higher proposed fee increase for Class D shares of the Income Fund as compared to other share classes, the Trustees also considered the factors discussed below in connection with the fee increase for Class D of certain Funds as the primary drivers for the higher fee increase for Class D shares of the Income Fund.

In considering the proposed fee increase for Class D of certain Funds, the Board reviewed data comparing each of the PIMCO Income Fund, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Total Return Fund fees to their respective “Peer Groups.” The Board noted that the Class D fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Trustees took into account the following

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primary drivers for the fee increase for Class D of certain Funds: (i) the current Class D pricing does not appropriately account for payments by PIMCO to third parties for sub-transfer agent and sub-accounting services, which payments are trending upward, and (ii) the current legacy pricing of this share class does not adequately include the larger supervisory services necessary to oversee intermediaries.

In considering the proposal to increase the supervisory and administrative fee for Class D of the PIMCO Total Return Fund, the Board noted that the fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering the proposed fee increase the Board reviewed data comparing each of the PIMCO Total Return Fund fees to their respective “Peer Groups.” The Trustees also considered the factors discussed above in connection with the fee increase for Class D of certain Funds as the primary drivers for the fee increase. The Board then discussed the proposed reduction by five basis points of the supervisory and administrative fee for Class A of the PIMCO Total Return Fund. The Board noted PIMCO’s belief that the then current supervisory and administrative fees for the PIMCO Total Return Fund Class A are appropriate in light of the comprehensive supervisory and administrative services performed by PIMCO and associated risks borne by PIMCO with respect to Class A shares of the Fund. The Board noted that, notwithstanding the appropriateness of the then current supervisory and administrative fee, in order to enhance the Fund’s competitive positioning, PIMCO was proposing the five basis point reduction in Class A share supervisory and administrative fees. The Board also noted that if the Class A share and Class D share proposals were both approved, the supervisory and administrative fees for Class A shares and Class D shares of the PIMCO Total Return Fund would be aligned.

The Board considered PIMCO’s proposal to reduce the advisory fee for each of the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Global Advantage® Strategy Bond Fund by five basis points. The Board noted that the reduction of the advisory fee for the PIMCO Global Advantage® Strategy Bond Fund was being proposed in connection with other proposed and upcoming changes to the Fund’s benchmarks. The Board also considered that the proposed reduction in advisory fees for these Funds is in response to each Fund’s challenged performance history and is intended to result in a potential positive reaction from a marketing perspective.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Unconstrained Bond Fund by five basis points, reduce the supervisory and administrative fee by five basis points for each share class of the Fund, and waive the Fund’s advisory fee by one basis point for an initial term through July 31, 2019. The Board considered that the purpose of the proposal is to improve strategic positioning for the Fund. The Board noted that all reductions, increases and fee waivers discussed above would be effective October 2, 2017.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, after the proposals to increase or decrease the fees (as applicable), are reasonable.

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5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year due to decreased corporate expenses and expenses paid to third parties. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board further noted PIMCO’s engagement of a third party to review and to make recommendations regarding PIMCO’s processes supporting its profitability estimation materials. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’

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unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	105

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4021SAR_093017

PIMCO Funds

Semiannual Report

September 30, 2017

PIMCO Unconstrained Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2017, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

During the first half of the reporting period, most risk assets generally gained while global interest rates adjusted higher. Geopolitics, including elections in several countries as well as political controversy in both the U.S. and Brazil, dominated headlines and contributed to brief periods of market volatility. In the U.S., the Federal Reserve (“Fed”) raised the Federal Funds Rate in June by 0.25% to a range of 1.00% to 1.25%, and unveiled details of its plan to gradually unwind its balance sheet. The Fed continued to move away from “zero bound” interest rates as financial conditions eased. As a result, the U.S. Treasury yield curve flattened as front-end yields rose while longer-term interest rates fell, partly reflecting tepid inflationary trends and falling oil prices. A perceived hawkish shift in tone from other major central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”), and the Bank of Canada (“BOC”), helped move most developed market (“DM”) yields higher even as longer-term U.S. interest rates actually fell during this period.

During the second half of the reporting period, geopolitical uncertainties continued, including escalating tensions between the U.S. and North Korea and political turmoil within the Trump administration, and weighed on yields early in the second quarter, though risk assets were generally resilient. Meanwhile, DM central banks shifted towards a reduction in accommodation that pushed DM yields higher toward the end of the period: For example, the Fed detailed plans to unwind its balance sheet, the BOE and ECB suggested reduced stimulus on the horizon, and the BOC raised interest rates twice after a seven-year gap. Still, the fundamental backdrop remained largely intact and the broader risk rally continued as equities marched higher, credit spreads tightened, and emerging market (“EM”) assets strengthened.

Financial market highlights of the six-month reporting period include:

∎

U.S. Treasury yields rose across the front-end of the yield curve partly due to the Fed’s interest rate hikes, but declined across intermediate and longer-term maturities. The yield on the benchmark ten-year U.S. Treasury note was 2.33% at the end of the reporting period, down from 2.40% on March 31, 2017 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.58% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.31% over the reporting period.

∎	U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 0.46% over the reporting period, as represented by the Bloomberg Barclays U.S. TIPS Index. Real

2	PIMCO UNCONSTRAINED BOND FUND

yields rose sharply at the front-end of the real yield curve as the Fed raised interest rates twice in March and again in June. The Fed maintained its hawkish tone at its September meeting as it unveiled plans for balance sheet normalization and reiterated intentions of another interest rate hike later in the year. Breakeven rates dipped lower across all maturities as weak Consumer Price Index (“CPI”) reports and tepid wage growth outweighed a recovery in crude oil prices later in the reporting period.

∎

Diversified commodities posted modest losses, as represented by the Bloomberg Commodity Index Total Return, which declined 0.56% over the reporting period. Within energy, gains in gasoline products were offset by losses in natural gas, which sold off on high production data. Within agriculture, soft commodities notably underperformed as sugar spent the first half of the year reversing 2016 gains and was further weighed down by political scandals in Brazil, a large sugar producer. Base metals pushed higher from continued expansionary Chinese activity and a weaker U.S. dollar.

∎

Agency mortgage-backed securities (“MBS”) returned 1.84% over the reporting period, as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index. Despite investor anticipation of Fed balance sheet tapering later in the year, the asset class outperformed like-duration U.S. Treasuries, as interest rates remained range-bound and refinancing was low. Non-Agency MBS continued to perform well due to improving housing fundamentals, limited new issuance, and sustained investor risk appetite.

∎

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 3.73% over the reporting period. Investment grade credit spreads tightened due to corporate earnings strength, relatively low volatility, and strong investor demand for high grade retail mutual funds and exchange-traded funds (“ETFs”). The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 4.22% over the reporting period, benefiting from strong returns from the financial sector, namely banking and insurance.

∎

Tax-exempt municipal bonds returned 3.04% over the reporting period, as represented by the Bloomberg Barclays Municipal Bond Index. The municipal bond market benefited from favorable technical dynamics as the prospects for near-term tax reform declined during the period. High yield municipal bonds outperformed modestly despite a drawdown in Puerto Rico debt following the devastation of Hurricane Maria.

∎

EM debt sectors generally benefited from improving fundamentals as growth remained positive and inflationary pressures waned. External headwinds also receded, with commodity prices remaining range-bound, China finding

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	3

Chairman’s Letter (Cont.)

near-term stability, and the threat of protectionist trade policy fading. Robust inflows into the EM asset class provided an additional boost to performance during the reporting period. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.65% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 7.30% over the reporting period.

∎

Global equities generally posted positive returns in response to continued supportive central bank policies and healthy investor risk appetite. U.S. equities, as represented by the S&P 500 Index, returned 7.71% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 14.66% over the reporting period. Global equities, as represented by the MSCI World Index, returned 9.06% over the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2017

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO UNCONSTRAINED BOND FUND

Important Information About the PIMCO Unconstrained Bond Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Unconstrained Bond Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk and short exposure risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	5

Important Information About the PIMCO Unconstrained Bond Fund (Cont.)

engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class and Class P shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The

6	PIMCO UNCONSTRAINED BOND FUND

benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Class D	Class A	Class C	Class R	Diversification Status
PIMCO Unconstrained Bond Fund	06/30/08	06/30/08	06/30/08	06/30/08	06/30/08	07/31/08	07/31/08	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	7

Important Information About the PIMCO Unconstrained Bond Fund (Cont.)

relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO UNCONSTRAINED BOND FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	9

PIMCO Unconstrained Bond Fund

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	Fund Inception (06/30/08)
PIMCO Unconstrained Bond Fund Institutional Class	3.08%	7.72%	2.12%	4.30%
PIMCO Unconstrained Bond Fund Class P	3.03%	7.62%	2.02%	4.19%
PIMCO Unconstrained Bond Fund Class D	2.87%	7.30%	1.71%	3.88%
PIMCO Unconstrained Bond Fund Class A	2.87%	7.30%	1.71%	3.88%
PIMCO Unconstrained Bond Fund Class A (adjusted)	(1.03)%	3.28%	0.94%	3.45%
PIMCO Unconstrained Bond Fund Class C	2.49%	6.50%	0.97%	3.12%
PIMCO Unconstrained Bond Fund Class C (adjusted)	1.49%	5.50%	0.97%	3.12%
PIMCO Unconstrained Bond Fund Class R	2.74%	7.03%	1.47%	3.62%
3 Month USD LIBOR Index	0.61%	1.07%	0.49%	0.65%
Lipper Alternative Global Macro Funds Average	4.07%	6.10%	2.76%	3.39%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares . Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, were 1.09% for Institutional Class shares, 1.19% for Class P shares, 1.49% for Class D shares, 1.49% for Class A shares, 2.24% for Class C shares, and 1.74% for Class R shares. Details regarding changes to any Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO UNCONSTRAINED BOND FUND

Institutional Class - PFIUX	Class P - PUCPX	Class D - PUBDX	Class A - PUBAX
Class C - PUBCX	Class R - PUBRX

Allocation Breakdown as of 09/30/2017†§

U.S. Treasury Obligations	26.6%
Asset-Backed Securities	22.2%
Corporate Bonds & Notes	22.1%
Non-Agency Mortgage-Backed Securities	12.3%
Short-Term Instruments‡	6.5%
U.S. Government Agencies	5.3%
Sovereign Issues	3.1%
Municipal Bonds & Notes	1.5%
Other	0.4%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Unconstrained Bond Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»

Long exposure to non-agency mortgages contributed to performance. This is consistent with the BAML Fixed Rate Home Equity Index, which generally tracks the price performance of the non-agency mortgage sector, and which increased in price.

»

Long exposure to collateralized debt contributed to performance. This is consistent with the J.P. Morgan Collateralized Loan Obligation Index, which tracks the price performance of the collateralized loans sector, and which saw an increase in year-to-date returns.

»	Long exposure to investment grade corporate debt added to performance. This is consistent with the Bloomberg Barclays Corporate Average OAS, which generally measures corporate credit spreads of the investment grade corporate credit sector, and which tightened.

»	Long positions in U.S. nominal rates, primarily at the 5–7 year portion of the yield curve, contributed to performance, as yields declined at the 10-year portion of the yield curve.

»

Short exposure to high yield corporate debt detracted from performance. This is consistent with the Bank of America Merrill Lynch US High Yield Index, which tracks the price performance of the high yield sector, and which saw an increase in total return.

»

Long positions in the Mexican peso and short positions in the Singapore dollar detracted from performance, as the Mexican peso depreciated for most of the reporting period and the Singapore dollar appreciated versus the U.S. dollar.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	11

Expense Example PIMCO Unconstrained Bond Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2017 to September 30, 2017 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,030.80	$4.76	$1,000.00	$1,020.24	$4.73	0.94%
Class P	1,000.00	1,030.30	5.26	1,000.00	1,019.75	5.24	1.04
Class D	1,000.00	1,028.70	6.78	1,000.00	1,018.25	6.74	1.34
Class A	1,000.00	1,028.70	6.78	1,000.00	1,018.25	6.74	1.34
Class C	1,000.00	1,024.90	10.55	1,000.00	1,014.51	10.50	2.09
Class R	1,000.00	1,027.40	8.04	1,000.00	1,017.00	8.00	1.59

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO UNCONSTRAINED BOND FUND

Benchmark Descriptions

Index*	Benchmark Descriptions

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	13

Financial Highlights PIMCO Unconstrained Bond Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
04/01/2017 - 09/30/2017+	$10.91	$0.23	$0.10	$0.33	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2017	10.19	0.58	0.38	0.96	(0.24)	0.00	0.00	(0.24)
03/31/2016	11.18	0.45	(0.79)	(0.34)	(0.61)	0.00	(0.04)	(0.65)
03/31/2015	11.17	0.23	0.00	0.23	(0.22)	0.00	0.00	(0.22)
03/31/2014	11.55	0.18	(0.42)	(0.24)	(0.09)	(0.04)	(0.01)	(0.14)
03/31/2013	11.04	0.30	0.57	0.87	(0.35)	(0.01)	0.00	(0.36)
Class P
04/01/2017 - 09/30/2017+	10.91	0.23	0.10	0.33	(0.11)	0.00	0.00	(0.11)
03/31/2017	10.19	0.62	0.32	0.94	(0.22)	0.00	0.00	(0.22)
03/31/2016	11.18	0.44	(0.79)	(0.35)	(0.60)	0.00	(0.04)	(0.64)
03/31/2015	11.17	0.22	0.00	0.22	(0.21)	0.00	0.00	(0.21)
03/31/2014	11.55	0.17	(0.42)	(0.25)	(0.08)	(0.04)	(0.01)	(0.13)
03/31/2013	11.04	0.29	0.57	0.86	(0.34)	(0.01)	0.00	(0.35)
Class D
04/01/2017 - 09/30/2017+	10.91	0.21	0.10	0.31	(0.09)	0.00	0.00	(0.09)
03/31/2017	10.19	0.54	0.37	0.91	(0.19)	0.00	0.00	(0.19)
03/31/2016	11.18	0.41	(0.79)	(0.38)	(0.57)	0.00	(0.04)	(0.61)
03/31/2015	11.17	0.17	0.02	0.19	(0.18)	0.00	0.00	(0.18)
03/31/2014	11.55	0.14	(0.43)	(0.29)	(0.04)	(0.04)	(0.01)	(0.09)
03/31/2013	11.04	0.27	0.56	0.83	(0.31)	(0.01)	0.00	(0.32)
Class A
04/01/2017 - 09/30/2017+	10.91	0.21	0.10	0.31	(0.09)	0.00	0.00	(0.09)
03/31/2017	10.19	0.54	0.37	0.91	(0.19)	0.00	0.00	(0.19)
03/31/2016	11.18	0.41	(0.79)	(0.38)	(0.57)	0.00	(0.04)	(0.61)
03/31/2015	11.17	0.19	0.00	0.19	(0.18)	0.00	0.00	(0.18)
03/31/2014	11.55	0.14	(0.43)	(0.29)	(0.04)	(0.04)	(0.01)	(0.09)
03/31/2013	11.04	0.27	0.56	0.83	(0.31)	(0.01)	0.00	(0.32)
Class C
04/01/2017 - 09/30/2017+	10.91	0.17	0.10	0.27	(0.05)	0.00	0.00	(0.05)
03/31/2017	10.20	0.46	0.36	0.82	(0.11)	0.00	0.00	(0.11)
03/31/2016	11.18	0.33	(0.79)	(0.46)	(0.48)	0.00	(0.04)	(0.52)
03/31/2015	11.14	0.11	0.00	0.11	(0.07)	0.00	0.00	(0.07)
03/31/2014	11.55	0.06	(0.43)	(0.37)	(0.00)	(0.04)	(0.00)	(0.04)
03/31/2013	11.04	0.20	0.55	0.75	(0.23)	(0.01)	0.00	(0.24)

14	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.13	3.08%	$2,701,599	0.94	%*	0.94	%*	0.90	%*	0.90	%*	4.24	%*	78%
10.91	9.48	2,715,487	1.09		1.09		0.90		0.90		5.45		275
10.19	(3.09)	2,841,833	0.99		0.99		0.90		0.90		4.20		389
11.18	2.11	6,729,631	0.90		0.90		0.90		0.90		2.04		270
11.17	(2.08)	17,451,412	0.90		0.90		0.90		0.90		1.59		728
11.55	8.00	16,836,479	0.91		0.91		0.90		0.90		2.65		786

11.13	3.03	304,301	1.04	*	1.04	*	1.00	*	1.00	*	4.13	*	78
10.91	9.37	307,329	1.19		1.19		1.00		1.00		5.92		275
10.19	(3.19)	1,148,901	1.09		1.09		1.00		1.00		4.13		389
11.18	2.01	1,499,109	1.00		1.00		1.00		1.00		1.96		270
11.17	(2.18)	3,192,193	1.00		1.00		1.00		1.00		1.49		728
11.55	7.89	2,891,666	1.01		1.01		1.00		1.00		2.51		786

11.13	2.87	110,951	1.34	*	1.34	*	1.30	*	1.30	*	3.84	*	78
10.91	9.04	107,081	1.49		1.49		1.30		1.30		5.09		275
10.19	(3.48)	127,150	1.39		1.39		1.30		1.30		3.81		389
11.18	1.70	272,813	1.30		1.30		1.30		1.30		1.51		270
11.17	(2.47)	1,271,098	1.30		1.30		1.30		1.30		1.20		728
11.55	7.57	1,488,822	1.31		1.31		1.30		1.30		2.32		786

11.13	2.87	224,826	1.34	*	1.34	*	1.30	*	1.30	*	3.83	*	78
10.91	9.04	227,510	1.49		1.49		1.30		1.30		5.11		275
10.19	(3.48)	314,002	1.39		1.39		1.30		1.30		3.82		389
11.18	1.70	564,715	1.30		1.30		1.30		1.30		1.65		270
11.17	(2.47)	1,507,660	1.30		1.30		1.30		1.30		1.21		728
11.55	7.57	1,958,198	1.31		1.31		1.30		1.30		2.35		786

11.13	2.49	214,692	2.09	*	2.09	*	2.05	*	2.05	*	3.07	*	78
10.91	8.12	256,511	2.24		2.24		2.05		2.05		4.36		275
10.20	(4.15)	346,268	2.14		2.14		2.05		2.05		3.07		389
11.18	0.97	568,739	2.05		2.05		2.05		2.05		0.98		270
11.14	(3.18)	931,200	1.95		2.05		1.95		2.05		0.56		728
11.55	6.89	1,084,967	1.95		2.06		1.94		2.05		1.71		786

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	15

Financial Highlights PIMCO Unconstrained Bond Fund (cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Class R
04/01/2017 - 09/30/2017+	$10.91	$0.20	$0.10	$0.30	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2017	10.19	0.51	0.38	0.89	(0.17)	0.00	0.00	(0.17)
03/31/2016	11.17	0.39	(0.79)	(0.40)	(0.54)	0.00	(0.04)	(0.58)
03/31/2015	11.18	0.17	(0.01)	0.16	(0.17)	0.00	0.00	(0.17)
03/31/2014	11.55	0.11	(0.43)	(0.32)	(0.01)	(0.04)	(0.00)	(0.05)
03/31/2013	11.04	0.24	0.56	0.80	(0.28)	(0.01)	0.00	(0.29)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

16	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.13	2.74%	$7,133	1.59	%*	1.59	%*	1.55	%*	1.55	%*	3.57	%*	78%
10.91	8.77	7,531	1.74		1.74		1.55		1.55		4.84		275
10.19	(3.64)	8,045	1.64		1.64		1.55		1.55		3.58		389
11.17	1.41	12,330	1.55		1.55		1.55		1.55		1.53		270
11.18	(2.73)	14,897	1.55		1.55		1.55		1.55		0.95		728
11.55	7.30	15,856	1.56		1.56		1.55		1.55		2.13		786

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	17

Statement of Assets and Liabilities PIMCO Unconstrained Bond Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities	$3,790,530
Investments in Affiliates	176,762
Financial Derivative Instruments
Exchange-traded or centrally cleared	4,447
Over the counter	15,680
Deposits with counterparty	4,303
Foreign currency, at value	12,207
Receivable for investments sold	9,395
Receivable for TBA investments sold	322,229
Receivable for Fund shares sold	3,441
Interest and/or dividends receivable	25,891
Dividends receivable from Affiliates	59
Total Assets	4,364,944

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$139,599
Payable for sale-buyback transactions	76,374
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,012
Over the counter	14,740
Payable for investments purchased	25,209
Payable for investments in Affiliates purchased	28,259
Payable for TBA investments purchased	493,073
Deposits from counterparty	6,251
Payable for Fund shares redeemed	6,444
Distributions payable	1,698
Overdraft due to custodian	3,689
Accrued investment advisory fees	1,825
Accrued supervisory and administrative fees	1,010
Accrued distribution fees	163
Accrued servicing fees	96
Total Liabilities	801,442

Net Assets	$3,563,502

Net Assets Consist of:
Paid in capital	$3,758,039
Undistributed (overdistributed) net investment income	121,177
Accumulated undistributed net realized gain (loss)	(443,414)
Net unrealized appreciation (depreciation)	127,700

Net Assets	$3,563,502

Cost of investments in securities	$3,633,035
Cost of investments in Affiliates	$176,688
Cost of foreign currency held	$12,211
Cost or premiums of financial derivative instruments, net	$30,753

18	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

September 30, 2017 (Unaudited)

Net Assets:
Institutional Class	$2,701,599
Class P	304,301
Class D	110,951
Class A	224,826
Class C	214,692
Class R	7,133
Shares Issued and Outstanding:
Institutional Class	242,778
Class P	27,346
Class D	9,971
Class A	20,204
Class C	19,293
Class R	641
Net Asset Value Per Share Outstanding:
Institutional Class	$11.13
Class P	11.13
Class D	11.13
Class A	11.13
Class C	11.13
Class R	11.13

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	19

Statement of Operations PIMCO Unconstrained Bond Fund

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest	$91,486
Dividends	131
Dividends from Investments in Affiliates	730
Total Income	92,347

Expenses:
Investment advisory fees	10,703
Supervisory and administrative fees	5,936
Distribution and/or servicing fees - Class D	136
Distribution fees - Class C	859
Distribution fees - Class R	9
Servicing fees - Class A	287
Servicing fees - Class C	287
Servicing fees - Class R	9
Trustee fees	8
Interest expense	759
Total Expenses	18,993

Net Investment Income (Loss)	73,354

Net Realized Gain (Loss):
Investments in securities	19,488
Investments in Affiliates	(38)
Exchange-traded or centrally cleared financial derivative instruments	10,538
Over the counter financial derivative instruments	51,068
Short sales	11
Foreign currency	(277)

Net Realized Gain (Loss)	80,790

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	33,924
Investments in Affiliates	125
Exchange-traded or centrally cleared financial derivative instruments	(25,554)
Over the counter financial derivative instruments	(56,755)
Foreign currency assets and liabilities	202

Net Change in Unrealized Appreciation (Depreciation)	(48,058)

Net Increase (Decrease) in Net Assets Resulting from Operations	$106,086

20	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Unconstrained Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$73,354	$216,134
Net realized gain (loss)	80,790	586,631
Net change in unrealized appreciation (depreciation)	(48,058)	(448,549)

Net Increase (Decrease) in Net Assets Resulting from Operations	106,086	354,216

Distributions to Shareholders:
From net investment income
Institutional Class	(27,935)	(59,985)
Class P	(3,023)	(13,903)
Administrative Class	0	(13	)(a)
Class D	(912)	(2,043)
Class A	(1,928)	(4,875)
Class C	(1,059)	(3,259)
Class R	(53)	(128)

Total Distributions(b)	(34,910)	(84,206)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(129,123)	(1,436,526)

Total Increase (Decrease) in Net Assets	(57,947)	(1,166,516)

Net Assets:
Beginning of period	3,621,449	4,787,965
End of period*	$3,563,502	$3,621,449

*Including undistributed (overdistributed) net investment income of:	$121,177	$82,733

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Administrative Class Shares liquidated at the close of business on January 13, 2017.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	21

Schedule of Investments PIMCO Unconstrained Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 106.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Beacon Roofing Supply, Inc.
TBD% due 08/24/2024		$1,800	$1,800
CenturyLink, Inc.
2.750% due 01/31/2025 ~		4,300	4,175
Energy Future Intermediate Holding Co. LLC
TBD% - 4.236% due 06/23/2018 ~		3,000	3,017
Petrobras Netherlands BV
3.257% (LIBOR03M + 1.835%) due 05/10/2022 +~		1,000	976
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +~		600	589

Total Loan Participations and Assignments (Cost $10,635)			10,557

CORPORATE BONDS & NOTES 24.7%

BANKING & FINANCE 19.4%
ABN AMRO Bank NV
4.750% due 07/28/2025		1,400	1,489
AGFC Capital Trust
3.054% (US0003M + 1.750%) due 01/15/2067 ~		6,600	3,861
Ally Financial, Inc.
3.500% due 01/27/2019		3,000	3,052
4.750% due 09/10/2018		5,000	5,123
6.250% due 12/01/2017		9,000	9,063
Aviation Loan Trust
3.430% (US0003M + 2.110%) due 12/15/2022 ~		6,452	6,420
Banco Bilbao Vizcaya Argentaria S.A.
7.000% (EUSA5 + 6.155%) due 02/19/2018 ~(h)	EUR	3,600	4,445
9.000% (USSW5 + 8.262%) due 05/09/2019 ~(h)		$3,000	3,110
Bank of America Corp.
0.511% (EUR003M + 0.840%) due 03/28/2018 ~	EUR	1,000	1,184
2.000% due 01/11/2018		$2,200	2,203
4.125% due 01/22/2024		11,000	11,713
4.382% (MXUDI) due 10/21/2025 ~	MXN	119,000	8,103
5.650% due 05/01/2018		$36,300	37,134
5.750% due 12/01/2017		14,275	14,374
6.500% due 07/15/2018		300	311
6.875% due 04/25/2018		62,300	64,102
6.875% due 11/15/2018		300	316

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Barclays Bank PLC
7.700% (US0003M + 4.240%) due 04/25/2018 ~(h)		$2,259	$2,292
10.000% due 05/21/2021	GBP	25,675	43,504
14.000% (BP0003M + 13.400%) due 06/15/2019 ~(h)		27,431	43,540
Barclays PLC
7.000% (BPSW5 + 5.084%) due 09/15/2019 ~(h)		200	276
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(h)		$1,200	1,270
Bear Stearns Cos. LLC
6.400% due 10/02/2017		26,200	26,200
Blackstone CQP Holdco LP
6.500% due 03/20/2021		3,400	3,451
Cooperatieve Rabobank UA
2.500% due 01/19/2021		2,000	2,021
6.875% due 03/19/2020	EUR	4,000	5,504
Corp. Andina de Fomento
3.950% due 10/15/2021 (g)	MXN	267,300	14,591
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$14,975	15,273
Deutsche Bank AG
4.250% due 10/14/2021		20,050	21,027
Doric Nimrod Air Alpha Pass-Through Trust
5.250% due 05/30/2025		5,020	5,302
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		3,926	4,084
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		300	307
HBOS PLC
5.374% due 06/30/2021	EUR	1,100	1,516
HSBC Holdings PLC
3.400% due 03/08/2021		$400	412
4.300% due 03/08/2026		400	430
6.000% (USISDA05 + 3.746%) due 05/22/2027 ~(h)		2,100	2,202
International Lease Finance Corp.
7.125% due 09/01/2018		5,300	5,550
JPMorgan Chase & Co.
2.250% due 01/23/2020		18,005	18,104
3.220% (US0003M + 1.155%) due 03/01/2025 ~		8,000	8,112
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		22,300	22,300
Lloyds Bank PLC
12.000% (US0003M + 11.756%) due 12/16/2024 ~(h)		13,850	18,774
Lloyds Banking Group PLC
7.625% (BPSW5 + 5.010%) due 06/27/2023 ~(h)	GBP	2,500	3,756

22	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley
5.950% due 12/28/2017		$700	$707
6.625% due 04/01/2018		3,500	3,586
MUFG Union Bank N.A.
2.625% due 09/26/2018		19,300	19,464
Nationwide Building Society
3.900% due 07/21/2025		2,800	2,937
10.250% ~(h)	GBP	12	2,561
Navient Corp.
5.500% due 01/15/2019		$7,186	7,444
5.875% due 03/25/2021		6,504	6,870
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		600	635
QBE Insurance Group Ltd.
7.500% (USSW10 + 6.030%) due 11/24/2043 ~		17,650	20,452
Royal Bank of Scotland Group PLC
6.125% due 12/15/2022		180	198
6.400% due 10/21/2019		42,650	46,216
6.666% (CDOR03 + 2.760%) due 10/05/2017 ~(h)	CAD	5,300	4,814
6.990% (US0003M + 2.670%) due 10/05/2017 ~(h)		$20,945	23,930
7.387% due 04/24/2018 (h)	GBP	939	1,278
7.648% (US0003M + 2.500%) due 09/30/2031 ~(h)		$2,125	2,710
8.000% (USSW5 + 5.720%) due 08/10/2025 ~(h)		900	999
Santander UK PLC
2.500% due 03/14/2019		24,500	24,726
Springleaf Finance Corp.
6.125% 05/15/2022		950	1,008
Stichting AK Rabobank Certificaten
6.500% due (h)	EUR	3,400	4,810
Toronto-Dominion Bank
2.303% (US0003M + 1.000%) due 04/07/2021 ~		$13,300	13,569
UBS AG
7.625% due 08/17/2022		35,100	41,462
Volkswagen Bank GmbH
0.081% (EUR003M + 0.410%) due 11/27/2017 ~	EUR	3,400	4,020
Wells Fargo & Co.
2.600% due 07/22/2020		$4,800	4,868
3.584% (US0003M + 1.310%) due 05/22/2028 ~		2,900	2,940
5.900% (US0003M + 3.110%) due 05/15/2024 ~(h)		1,300	1,417

			689,422

INDUSTRIALS 3.9%
AbbVie, Inc.
2.900% due 11/06/2022		500	508

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.600% due 05/14/2025	$4,700	$4,879
4.500% due 05/14/2035	4,500	4,855
Allergan Funding SCS
2.390% (US0003M + 1.080%) due 03/12/2018 ~	6,300	6,321
Altice Financing S.A.
6.625% due 02/15/2023	700	744
Amazon.com, Inc.
4.050% due 08/22/2047	6,300	6,397
Broadcom Corp.
3.000% due 01/15/2022	5,400	5,499
3.625% due 01/15/2024	500	514
CCO Holdings LLC
5.000% due 02/01/2028	2,900	2,915
Charter Communications Operating LLC
3.579% due 07/23/2020	900	924
4.908% due 07/23/2025	15,700	16,804
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025	1,800	1,944
Continental Airlines Pass-Through Trust
6.703% due 12/15/2022	84	90
CVS Health Corp.
3.500% due 07/20/2022	500	521
5.125% due 07/20/2045	1,700	1,962
Dell International LLC
3.480% due 06/01/2019	2,950	3,008
4.420% due 06/15/2021	4,250	4,465
6.020% due 06/15/2026	2,250	2,502
Enterprise Products Operating LLC
5.200% due 09/01/2020	3,275	3,555
Exela Intermediate LLC
10.000% due 07/15/2023	1,300	1,284
HCA, Inc.
3.750% due 03/15/2019	15,550	15,919
Imperial Brands Finance PLC
2.050% due 02/11/2018	4,300	4,303
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020	5,534	6,076
Kraft Heinz Foods Co.
5.000% due 07/15/2035	200	218
Kratos Defense & Security Solutions, Inc.
7.000% due 05/15/2019	800	823
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018	1,200	1,207
Murphy Oil Corp.
5.750% due 08/15/2025	2,600	2,685
QUALCOMM, Inc.
4.650% due 05/20/2035	1,500	1,639
4.800% due 05/20/2045	1,900	2,089
QVC, Inc.
3.125% due 04/01/2019	3,500	3,537

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	23

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Reynolds American, Inc.
4.000% due 06/12/2022		$800	$846
Safeway, Inc.
7.250% due 02/01/2031		1,000	865
Sirius XM Radio, Inc.
3.875% due 08/01/2022		1,000	1,028
Universal Health Services, Inc.
3.750% due 08/01/2019		12,200	12,520
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		7,300	7,308
2.700% due 04/01/2020		3,100	3,132
3.150% due 04/01/2022		3,400	3,460
3.375% due 11/30/2021		200	205
3.550% due 04/01/2025		1,500	1,516

			139,067

UTILITIES 1.4%
AT&T, Inc.
3.800% due 03/15/2022		100	104
Petrobras Global Finance BV
4.375% due 05/20/2023		50	50
5.999% due 01/27/2028		26,210	26,243
6.625% due 01/16/2034	GBP	1,200	1,658
6.850% due 06/05/2115		$200	191
Sprint Capital Corp.
6.900% due 05/01/2019		250	267
Transocean Proteus Ltd.
6.250% due 12/01/2024		2,423	2,550
Verizon Communications, Inc.
2.321% (US0003M + 1.000%) due 03/16/2022 ~		2,050	2,081
2.946% due 03/15/2022		200	204
3.125% due 03/16/2022		7,300	7,487
3.376% due 02/15/2025		1,556	1,566
4.125% due 03/16/2027		7,400	7,738

			50,139

Total Corporate Bonds & Notes (Cost $863,961)			878,628

MUNICIPAL BONDS & NOTES 1.7%

CALIFORNIA 0.6%
California State General Obligation Bonds, Series 2017
2.017% (US0001M + 0.780%) due 04/01/2047 ~		3,030	3,046
2.193% due 04/01/2047		2,255	2,265
California State General Obligation Notes, Series 2010
6.200% due 03/01/2019		15,000	15,949

			21,260

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	$3,200	$3,467
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	1,100	1,263

		4,730

WASHINGTON 0.8%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.103% due 07/01/2023	4,300	4,424
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	8,500	8,702
2.953% due 07/01/2022	15,000	15,349

		28,475

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (e)	34,905	1,867
7.467% due 06/01/2047	5,320	5,206

		7,073

Total Municipal Bonds & Notes (Cost $58,284)		61,538

U.S. GOVERNMENT AGENCIES 6.0%
Fannie Mae
1.338% (LIBOR01M + 0.060%) due 12/25/2036 ~	72	70
1.357% (LIBOR01M + 0.120%) due 03/25/2034 ~	73	72
1.367% (LIBOR01M + 0.130%) due 03/25/2036 ~	40	39
1.387% (LIBOR01M + 0.150%) due 08/25/2034 ~	23	23
1.537% (LIBOR01M + 0.300%) due 12/25/2028 ~	3	3
1.587% (LIBOR01M + 0.350%) due 03/25/2037 - 05/25/2042 ~	173	172
1.684% (LIBOR01M + 0.450%) due 10/18/2030 ~	2	2
1.784% (LIBOR01M + 0.550%) due 04/18/2032 ~	37	37
2.029% (12MTA + 1.200%) due 03/01/2044 - 10/01/2044 ~	216	220
2.030% (12MTA + 1.200%) due 08/01/2042 - 09/01/2044 ~	50	51

24	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.137% (LIBOR01M + 0.900%) due 04/25/2032 ~	$2	$2
2.625% (PRIME - 1.625%) due 11/25/2023 ~	22	22
2.817% (H15T1Y + 2.175%) due 01/01/2036 ~	166	176
2.849% (H15T1Y + 2.211%) due 09/01/2039 ~	22	22
2.880% (US0012M + 1.380%) due 12/01/2034 ~	39	41
2.941% (H15T1Y + 2.095%) due 05/01/2036 ~	84	88
2.969% (H15T1Y + 2.215%) due 09/01/2031 ~	15	15
3.075% (COF 11 + 1.251%) due 05/01/2036 ~	9	9
3.079% (US0012M + 1.454%) due 12/01/2034 ~	30	32
3.130% (US0012M + 1.625%) due 09/01/2035 ~	384	404
3.229% (H15T1Y + 2.360%) due 11/01/2034 ~	290	308
3.234% (H15T1Y + 2.128%) due 08/01/2029 ~	11	12
3.260% (US0012M + 1.625%) due 02/01/2036 ~	71	75
3.268% (US0012M + 1.550%) due 03/01/2036 ~	285	298
3.288% due 05/25/2035 ~	24	25
3.317% (US0012M + 1.737%) due 12/01/2035 ~	2	2
3.500% (US0012M + 1.750%) due 09/01/2034 ~	19	20
3.500% due 10/01/2040 - 09/01/2046	24,662	25,444
4.215% (COF 11 + 1.250%) due 08/01/2028 ~	3	3
4.304% (COF 11 + 1.926%) due 12/01/2036 ~	24	25
4.750% (COF 11 + 1.250%) due 03/01/2027 ~	1	1
5.000% due 01/25/2035	19	21
5.610% due 01/25/2032	46	49
5.750% due 02/25/2033 - 08/25/2033	222	240
6.000% due 01/25/2033 - 07/25/2044	213	243
6.473% due 10/25/2031	2	2
6.500% due 06/01/2036 - 10/01/2038	3,223	3,748
6.589% due 10/25/2031	102	108
7.500% due 12/25/2019 - 06/25/2032	98	104
9.000% due 12/25/2019	10	11
Fannie Mae, TBA
3.000% due 11/01/2047	38,400	38,448

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 10/01/2047 - 12/01/2047	$110,500	$113,592
5.500% due 10/01/2047	1,000	1,107
Federal Housing Administration
6.896% due 07/01/2020	149	150
7.430% due 02/01/2023	3	3
7.465% due 11/01/2019	5	5
Freddie Mac
1.434% (LIBOR01M + 0.200%) due 10/15/2020 ~	1	1
1.584% (LIBOR01M + 0.350%) due 12/15/2029 ~	60	60
1.685% due 10/25/2021 ~(a)	35,631	1,832
1.734% (LIBOR01M + 0.500%) due 01/15/2032 ~	10	10
2.230% (12MTA + 1.400%) due 07/25/2044 ~	2,323	2,360
2.543% (COF 11 + 1.918%) due 05/01/2025 ~	0	1
2.848% (H15T1Y + 2.223%) due 12/01/2032 ~	6	6
3.040% (US0012M + 1.345%) due 09/01/2035 ~	9	9
3.444% (US0012M + 1.771%) due 09/01/2035 ~	6	6
3.476% (US0012M + 1.742%) due 03/01/2036 ~	88	92
3.481% (US0012M + 1.731%) due 08/01/2035 ~	12	13
4.768% due 05/25/2018	37	37
5.000% due 03/15/2021 - 08/15/2038	104	108
5.118% due 07/25/2033 ~	2	3
5.500% due 09/15/2039	122	135
5.652% due 11/25/2030	13	13
6.000% due 05/15/2035	197	224
6.500% due 10/25/2043	80	94
6.530% due 12/25/2030	137	148
6.555% due 09/25/2029 ~	75	82
7.000% due 07/25/2043	48	57
7.500% due 08/15/2030 - 03/25/2044	97	119
Ginnie Mae
1.536% (LIBOR01M + 0.300%) due 05/20/2037 ~	773	772
1.734% (LIBOR01M + 0.500%) due 04/16/2032 ~	9	9
1.784% (LIBOR01M + 0.550%) due 12/16/2025 ~	37	38
2.125% (H15T1Y + 1.500%) due 09/20/2023 - 07/20/2030 ~	50	51
2.250% (H15T1Y + 1.500%) due 12/20/2021 - 10/20/2029 ~	44	44
2.375% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2027 ~	100	102

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	25

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.625% (H15T1Y + 1.500%) due 06/20/2021 - 04/20/2030 ~	$39	$40
5.000% due 03/15/2039 - 05/15/2039	1,229	1,348
5.500% due 10/15/2034 - 03/15/2035	103	116
6.000% due 06/20/2038	33	36
8.000% due 03/20/2030	15	18
8.500% due 04/20/2030 - 07/20/2030	1	2
Ginnie Mae, TBA
4.000% due 10/01/2047 - 11/01/2047	17,000	17,905
Small Business Administration
4.340% due 03/01/2024	54	56
4.760% due 09/01/2025	58	61
5.600% due 09/01/2028	227	248
6.220% due 12/01/2028	221	244
7.190% due 12/01/2019	19	19
7.200% due 10/01/2019	119	122

Total U.S. Government Agencies (Cost $212,501)		212,185

U.S. TREASURY OBLIGATIONS 29.6%
U.S. Treasury Bonds
2.500% due 02/15/2045	20	19
2.500% due 05/15/2046	600	557
U.S. Treasury Inflation Protected Securities (g)
0.125% due 07/15/2026 (l)	50	49
0.625% due 01/15/2026	8	8
1.750% due 01/15/2028	14,372	16,091
2.375% due 01/15/2027	56,200	65,705
U.S. Treasury Notes
1.250% due 07/31/2023 (l)(n)	48,800	46,669
1.375% due 06/30/2023 (l)	6,402	6,172
1.625% due 02/15/2026 (l)(n)	8,910	8,469
1.875% due 07/31/2022 (j)	103,400	103,154
1.875% due 08/31/2024 (j)	64,000	62,841
2.000% due 05/31/2021 (l)	38,300	38,637
2.000% due 07/31/2022 (l)	90,600	90,936
2.000% due 04/30/2024 (j)	168,700	167,359
2.000% due 05/31/2024 (j)	256,000	253,825
2.000% due 02/15/2025 (j)(l)(n)	2,400	2,367
2.125% due 09/30/2021 (l)	94,100	95,228
2.125% due 05/15/2025 (l)(n)	1,485	1,475
2.250% due 12/31/2023 (l)(n)	31,200	31,484
2.250% due 01/31/2024 (l)(n)	9,520	9,601
2.250% due 08/15/2027	1,200	1,191
2.375% due 08/15/2024 (l)(n)	19,300	19,568
2.375% due 05/15/2027	32,000	32,124

Total U.S. Treasury Obligations (Cost $1,060,193)		1,053,529

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 13.6%
Adjustable Rate Mortgage Trust
1.497% (US0001M + 0.260%) due 03/25/2036 ~	$418	$317
3.583% due 09/25/2035 ~	15	14
3.590% due 10/25/2035 ^~	1,435	1,363
Ally Financial, Inc.
2.500% due 12/15/2017 +(i)	30,000	29,972
American Home Mortgage Assets Trust
1.427% (US0001M + 0.190%) due 05/25/2046 ^~	699	596
1.809% (12MTA + 0.920%) due 11/25/2046 ~	11,512	6,780
1.859% (12MTA + 0.970%) due 10/25/2046 ~	309	297
American Home Mortgage Investment Trust
2.956% (US0006M + 1.500%) due 09/25/2045 ~	338	340
3.229% (US0012M + 1.500%) due 10/25/2034 ~	21	21
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	796	752
Banc of America Funding Trust
1.426% (US0001M + 0.190%) due 10/20/2036 ~	681	619
1.447% (US0001M + 0.210%) due 04/25/2037 ^~	590	447
1.516% (US0001M + 0.280%) due 06/20/2047 ~	2,000	1,738
1.637% (US0001M + 0.400%) due 05/25/2037 ^~	386	332
3.207% due 06/20/2037 ^~	207	196
3.304% due 10/20/2046 ^~	2,696	2,281
5.500% due 09/25/2034	1,866	1,844
5.806% due 03/25/2037 ^~	19	18
5.878% due 10/25/2036 ^~	559	512
6.000% due 08/25/2037 ^	1,551	1,489
Banc of America Mortgage Trust
3.585% due 02/25/2034 ~	90	90
3.691% due 05/25/2034 ~	289	292
6.500% due 10/25/2031	3	4
BCAP LLC Trust
1.670% (12MTA + 0.840%) due 11/26/2046 ~	4,577	4,509
2.798% due 04/26/2037 ~	2,358	2,343
3.464% due 10/26/2036 ~	368	262
4.000% due 04/26/2037 ~	230	230
5.250% due 02/26/2036 ~	3,031	2,597
5.250% due 06/26/2037	1,330	1,313
9.778% due 02/26/2036 ~	1,887	920
12.462% due 06/26/2036 ~	3,311	1,631
12.732% due 04/26/2037 ~	1,444	396

26	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Adjustable Rate Mortgage Trust
3.201% due 05/25/2034 ~	$15	$14
3.312% due 04/25/2034 ~	65	65
3.432% due 08/25/2035 ~	327	298
3.488% due 08/25/2035 ~	151	139
3.496% due 11/25/2034 ~	203	199
3.551% due 02/25/2033 ~	11	10
3.601% due 01/25/2034 ~	403	408
3.655% due 10/25/2034 ~	82	79
3.662% due 05/25/2034 ~	44	43
3.865% due 11/25/2034 ~	5	5
Bear Stearns ALT-A Trust
1.437% (US0001M + 0.200%) due 02/25/2034 ~	136	122
1.557% (US0001M + 0.320%) due 08/25/2036 ^~	2,356	2,232
1.577% (US0001M + 0.340%) due 08/25/2036 ~	1,027	947
1.677% (US0001M + 0.440%) due 04/25/2036 ~	3,328	3,304
1.917% (US0001M + 0.680%) due 09/25/2034 ~	25	25
1.937% (US0001M + 0.700%) due 09/25/2034 ~	629	625
3.212% due 01/25/2036 ^~	1,913	1,874
3.219% due 03/25/2036 ~	1,998	1,486
3.230% due 03/25/2036 ~	559	479
3.392% due 11/25/2035 ^~	185	162
3.437% due 11/25/2036 ^~	728	665
3.564% due 05/25/2035 ~	3,633	3,684
4.242% due 08/25/2036 ^~	22	17
Bear Stearns Asset-Backed Securities Trust
5.750% due 11/25/2034 ^	1,349	1,377
Bear Stearns Mortgage Funding Trust
1.427% (US0001M + 0.190%) due 01/25/2037 ~	3,418	3,102
Chase Mortgage Finance Trust
3.466% due 07/25/2037 ~	76	77
3.582% due 02/25/2037 ~	93	94
ChaseFlex Trust
1.537% (US0001M + 0.300%) due 07/25/2037 ~	899	851
4.331% due 08/25/2037 ^	3,260	3,085
6.000% due 02/25/2037 ^	930	732
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.467% (US0001M + 0.230%) due 05/25/2036 ~	1,535	1,457
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	179	179
6.000% due 09/25/2037	363	377
Citigroup Commercial Mortgage Trust
2.690% due 04/10/2046	69	70

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Global Markets Mortgage Securities, Inc.
1.737% (US0001M + 0.500%) due 05/25/2032 ~	$89	$88
Citigroup Mortgage Loan Trust
3.582% due 11/25/2036 ^~	878	825
3.931% due 09/25/2037 ^~	3,359	2,753
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~	511	499
2.990% (H15T1Y + 2.400%) due 11/25/2035 ~	2,159	2,159
3.450% due 08/25/2035 ~	1,099	1,102
3.450% due 08/25/2035 ^~	122	94
3.497% due 02/25/2034 ~	98	98
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	831	768
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	815	697
Countrywide Alternative Loan Trust
1.357% (US0001M + 0.120%) due 06/25/2036 ~	1,538	1,366
1.377% (US0001M + 0.140%) due 04/25/2047 ~	4,541	4,029
1.407% (US0001M + 0.170%) due 01/25/2037 ^~	151	146
1.427% (US0001M + 0.190%) due 09/25/2046 ^~	175	157
1.437% (US0001M + 0.200%) due 06/25/2037 ~	27	26
1.466% (US0001M + 0.230%) due 07/20/2035 ~	52	51
1.487% (US0001M + 0.250%) due 09/25/2046 ^~	877	515
1.517% (US0001M + 0.280%) due 12/25/2035 ~	436	417
1.556% (US0001M + 0.320%) due 11/20/2035 ~	3,840	3,276
1.587% (US0001M + 0.350%) due 05/25/2036 ^~	1,679	987
1.587% (US0001M + 0.350%) due 05/25/2037 ^~	63	34
1.607% (US0001M + 0.370%) due 02/25/2037 ^~	13,484	5,954
1.637% (US0001M + 0.400%) due 05/25/2036 ~	2,625	2,120
1.687% (US0001M + 0.450%) due 09/25/2035 ^~	4,317	3,481
1.737% (US0001M + 0.500%) due 12/25/2035 ^~	4,691	3,429
1.737% (US0001M + 0.500%) due 05/25/2037 ^~	1,532	844
1.937% (US0001M + 0.700%) due 05/25/2036 ~	1,957	1,154
1.947% (US0001M + 0.710%) due 07/25/2036 ^~	1,534	835

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	27

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.987% (US0001M + 0.750%) due 08/25/2035 ^~	$133	$112
2.037% (US0001M + 0.800%) due 12/25/2035 ^~	975	855
2.137% (US0001M + 0.900%) due 12/25/2036 ^~	6,634	3,778
2.369% (12MTA + 1.480%) due 01/25/2036 ~	1,284	1,269
3.399% due 10/25/2035 ^~	620	542
3.471% due 06/25/2047 ~	250	238
5.250% due 06/25/2035 ^	30	29
5.500% due 04/25/2035	674	693
5.500% due 10/25/2035 ^	667	576
5.500% due 11/25/2035 ^	2,871	2,454
5.500% due 12/25/2035 ^	380	333
5.500% due 01/25/2036	576	495
5.500% due 03/25/2036 ^	79	63
5.750% due 07/25/2035 ^	2,770	2,528
6.000% due 04/25/2036 ^	1,091	864
6.000% due 01/25/2037 ^	1,344	1,181
6.000% due 02/25/2037 ^	3,254	2,460
6.000% due 03/25/2037 ^	1,402	1,084
6.000% due 08/25/2037 ^	839	691
6.250% due 11/25/2036 ^	737	666
6.500% due 09/25/2037 ^	1,516	1,101
Countrywide Home Loan Mortgage Pass-Through Trust
1.817% (US0001M + 0.580%) due 04/25/2035 ~	3	3
1.877% (US0001M + 0.640%) due 03/25/2035 ~	211	208
1.897% (US0001M + 0.660%) due 02/25/2035 ~	84	81
1.977% (US0001M + 0.740%) due 02/25/2035 ~	1,544	1,498
1.997% (US0001M + 0.760%) due 09/25/2034 ~	7	7
3.035% due 09/25/2034 ^~	38	30
3.135% due 07/25/2034 ~	225	226
3.165% due 11/25/2034 ~	93	92
3.225% due 06/20/2035 ~	21	20
3.250% due 03/25/2037 ^~	181	165
3.306% (US0012M + 1.750%) due 02/20/2036 ^~	1,038	952
3.367% due 10/19/2032 ~	8	7
3.445% due 12/25/2033 ~	38	38
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	617	552
3.485% due 11/19/2033 ~	28	29
3.489% due 08/25/2034 ^~	12	11
3.489% due 08/25/2034 ~	179	172
3.822% due 06/25/2033 ~	271	273
5.500% due 03/25/2035	211	213
5.500% due 11/25/2035 ^	130	116
5.500% due 07/25/2037 ^	785	673
5.750% due 07/25/2037 ^	4,022	3,799
6.000% due 02/25/2036 ^	778	620

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 03/25/2036 ^		$7	$7
Countrywide Home Loan Reperforming REMIC Trust
1.577% (US0001M + 0.340%) due 06/25/2035 ~		1,638	1,523
1.637% (US0001M + 0.400%) due 11/25/2034 ~		42	37
Credit Suisse Commercial Mortgage Trust
1.484% due 02/27/2036 ~		267	265
Credit Suisse First Boston Mortgage Securities Corp.
0.441% due 05/15/2023 ~(a)		195,437	1,112
1.831% due 03/25/2032 ~		85	80
6.000% due 01/25/2036 ^		1,780	1,325
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.014% due 07/25/2033 ~		6	6
7.000% due 02/25/2034		230	253
Credit Suisse Mortgage Capital Certificates
3.185% due 07/27/2037 ~		3,668	3,262
3.251% due 08/27/2046 ~		3,632	3,665
3.285% due 02/26/2036 ~		638	633
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036 ^		678	574
6.632% due 08/25/2037 ~		1,190	908
Deutsche ALT-A Securities, Inc.
1.337% (US0001M + 0.100%) due 08/25/2037 ^~		1,113	978
1.357% (US0001M + 0.120%) due 08/25/2036 ~		3,559	3,185
1.447% (US0001M + 0.210%) due 08/25/2037 ^~		276	270
1.537% (US0001M + 0.300%) due 04/25/2037 ~		785	512
Downey Savings & Loan Association Mortgage Loan Trust
1.497% (US0001M + 0.260%) due 08/19/2045 ~		25	23
1.809% (12MTA + 0.920%) due 03/19/2046 ^~		1,139	1,042
EMF-NL BV
0.669% (EUR003M + 1.000%) due 07/17/2041 ~	EUR	1,200	1,270
EMF-NL Prime BV
0.469% (EUR003M + 0.800%) due 04/17/2041 ~		5,593	6,219
Eurosail PLC
1.169% (EUR003M + 1.500%) due 10/17/2040 ~		3,089	3,672
First Horizon Alternative Mortgage Securities Trust
3.158% due 03/25/2035 ~		$52	44
3.164% due 01/25/2036 ^~		6,694	5,523
3.172% due 04/25/2036 ^~		844	780
3.228% due 06/25/2036 ~		958	890

28	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		$1,600	$1,441
First Horizon Mortgage Pass-Through Trust
3.294% due 08/25/2035 ~		289	253
First Republic Mortgage Loan Trust
1.584% (US0001M + 0.350%) due 11/15/2031 ~		503	490
GMAC Mortgage Corp. Loan Trust
4.015% due 06/25/2034 ~		6	6
GreenPoint Mortgage Funding Trust
1.507% (US0001M + 0.270%) due 11/25/2045 ~		114	101
1.677% (US0001M + 0.440%) due 06/25/2045 ~		15	14
Greenpoint Mortgage Pass-Through Certificates
3.758% due 10/25/2033 ~		52	51
Grifonas Finance PLC
0.008% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	806	823
GS Mortgage Securities Trust
3.135% due 06/10/2046		$310	317
GSMPS Mortgage Loan Trust
1.587% (US0001M + 0.350%) due 03/25/2035 ~		67	62
GSR Mortgage Loan Trust
2.560% (H15T1Y + 1.750%) due 03/25/2033 ~		18	18
3.214% due 06/25/2034 ~		278	276
5.750% due 03/25/2036 ^		488	483
5.750% due 01/25/2037		1,058	1,012
6.000% due 02/25/2036 ^		2,827	2,270
6.000% due 03/25/2037 ^		1,833	1,808
6.000% due 05/25/2037 ^		689	654
6.500% due 09/25/2036 ^		538	445
HarborView Mortgage Loan Trust
1.417% (US0001M + 0.180%) due 11/19/2036 ~		225	219
1.417% (US0001M + 0.180%) due 07/19/2046 ^~		247	168
1.417% (US0001M + 0.180%) due 11/19/2046 ^~		68	59
1.477% (US0001M + 0.240%) due 06/19/2035 ~		87	85
1.487% (US0001M + 0.250%) due 01/19/2036 ~		1,924	1,530
1.517% (US0001M + 0.280%) due 02/19/2036 ~		1,437	1,249
1.547% (US0001M + 0.310%) due 11/19/2035 ~		1,443	1,344
1.987% (US0001M + 0.750%) due 10/19/2035 ~		863	746
2.057% (US0001M + 0.820%) due 11/19/2034 ~		1,059	968

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.557% (COF 11 + 1.850%) due 06/19/2045 ^~	$3,673	$2,492
3.330% due 04/19/2034 ~	11	11
HomeBanc Mortgage Trust
3.251% due 04/25/2037 ^~	13,772	11,882
Impac CMB Trust
1.897% (US0001M + 0.660%) due 03/25/2035 ~	186	179
Impac Secured Assets Trust
1.587% (US0001M + 0.350%) due 05/25/2036 ~	307	294
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust
5.314% due 01/25/2051	393	433
IndyMac Mortgage Loan Trust
1.397% (LIBOR01M + 0.160%) due 04/25/2037 ~	730	702
1.427% (US0001M + 0.190%) due 09/25/2046 ~	39	35
1.437% (US0001M + 0.200%) due 11/25/2046 ~	641	585
1.487% (LIBOR01M + 0.250%) due 02/25/2037 ~	2,700	1,918
3.109% due 12/25/2034 ~	728	710
3.245% due 01/25/2036 ~	1,628	1,624
3.269% due 01/25/2036 ^~	616	561
3.408% due 06/25/2037 ^~	1,018	907
3.506% due 12/25/2036 ^~	60	58
3.532% due 10/25/2034 ~	1,788	1,806
3.633% due 06/25/2036 ~	1,228	1,148
JPMorgan Alternative Loan Trust
1.377% (US0001M + 0.140%) due 03/25/2037 ~	1,116	913
1.734% (US0001M + 0.500%) due 06/27/2037 ~	644	543
3.489% due 05/25/2037 ^~	1,953	1,927
5.500% due 11/25/2036 ^~	1	1
5.654% due 05/26/2037 +~	7,283	6,188
6.310% due 08/25/2036 ^	2,656	2,460
JPMorgan Chase Commercial Mortgage Securities Trust
2.554% due 04/15/2046	264	266
2.665% due 01/15/2046	257	259
3.414% due 01/15/2046	57	59
5.115% due 07/15/2041	1	1
5.716% due 02/15/2051	16	16
JPMorgan Mortgage Trust
2.996% due 11/25/2033 ~	13	13
3.185% due 11/25/2035 ~	631	609
3.264% due 04/25/2036 ^~	427	398
3.534% due 04/25/2037 ^~	77	76
3.632% due 05/25/2034 ~	203	202
3.644% due 07/25/2035 ~	51	53
5.750% due 01/25/2036 ^	1,415	1,228

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	29

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 08/25/2037 ^	$19	$17
6.250% due 07/25/2036 ^	1,999	1,622
6.500% due 01/25/2036 ^	759	657
6.500% due 08/25/2036 ^	2,718	2,349
JPMorgan Resecuritization Trust
3.299% due 05/27/2037 ~	1,766	1,748
Lehman XS Trust
1.437% (US0001M + 0.200%) due 08/25/2046 ~	3,558	3,113
1.467% (US0001M + 0.230%) due 04/25/2046 ^~	3,618	3,483
LMREC, Inc.
2.986% (LIBOR01M + 1.750%) due 02/22/2032 ~	15,000	15,192
MASTR Adjustable Rate Mortgages Trust
1.447% (LIBOR01M + 0.210%) due 05/25/2047 ^~	367	360
1.537% (LIBOR01M + 0.300%) due 05/25/2047 ^~	598	465
3.402% due 05/25/2034 ~	177	177
3.441% due 11/21/2034 ~	76	78
MASTR Seasoned Securitization Trust
3.603% due 10/25/2032 ~	22	22
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.934% (US0001M + 0.700%) due 11/15/2031 ~	122	123
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.674% (US0001M + 0.440%) due 12/15/2030 ~	252	245
Merrill Lynch Alternative Note Asset Trust
1.404% (LIBOR01M + 0.170%) due 02/25/2037 ~	519	509
Merrill Lynch Mortgage Investors Trust
0.764% due 11/25/2029 ~(a)	2,764	56
1.487% (US0001M + 0.250%) due 11/25/2035 ~	2	2
1.617% (US0001M + 0.380%) due 08/25/2035 ~	2,100	2,079
1.897% (US0001M + 0.660%) due 06/25/2028 ~	3	3
2.237% (US0001M + 1.000%) due 10/25/2035 ~	490	470
3.085% due 02/25/2036 ~	1,210	1,207
3.107% due 02/25/2033 ~	37	36
3.201% due 03/25/2036 ^~	1,502	1,164
3.879% due 05/25/2033 ~	6	6
Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046	128	129
2.657% due 05/15/2046	130	132
2.825% due 08/15/2045	132	134
3.912% due 07/15/2046 ~	44	46

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Mortgage Loan Trust
1.497% (US0001M + 0.260%) due 03/25/2036 ~		$645	$535
3.125% due 06/25/2036 ~		7,128	7,042
3.145% due 06/25/2036 ~		52	53
3.187% due 07/25/2035 ~		323	310
3.273% due 07/25/2035 ^~		206	193
3.295% due 08/25/2034 ~		354	333
3.773% due 08/25/2034 ~		32	32
Mortgages PLC
0.746% (BP0003M + 0.460%) due 10/31/2038 ~	GBP	1,644	2,165
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035 ^		$903	925
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.657% (US0001M + 0.420%) due 04/25/2047 ~		8,062	5,968
3.378% due 10/25/2035 ~		865	855
4.225% due 08/25/2035 ~		595	594
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
1.617% (US0001M + 0.380%) due 12/25/2035 ~		5,881	5,780
5.675% due 12/25/2035 ~		193	196
Prime Mortgage Trust
1.637% (US0001M + 0.400%) due 02/25/2034 ~		4	4
5.500% due 06/25/2036 ^		206	221
RBSGC Structured Trust
5.500% due 11/25/2035 ^		6,311	6,064
RBSSP Resecuritization Trust
1.474% (LIBOR01M + 0.240%) due 06/27/2036 ~		9,319	6,301
1.474% (LIBOR01M + 0.240%) due 08/27/2037 ~		2,116	1,970
Residential Accredit Loans, Inc. Trust
1.377% (US0001M + 0.140%) due 01/25/2037 ~		2,071	1,964
1.417% (US0001M + 0.180%) due 05/25/2036 ~		2,477	2,258
1.422% (US0001M + 0.185%) due 12/25/2036 ~		159	151
1.487% (US0001M + 0.250%) due 02/25/2036 ^~		358	289
1.487% (US0001M + 0.250%) due 08/25/2037 ~		145	141
1.637% (US0001M + 0.400%) due 11/25/2036 ^~		522	367
1.637% (US0001M + 0.400%) due 10/25/2045 ~		331	303
3.710% due 03/25/2035 ^~		635	581
3.784% due 02/25/2035 ^~		1,282	1,104
4.313% due 12/26/2034 ^~		388	317

30	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.363% due 01/25/2036 ^~		$3,085	$2,695
4.556% due 09/25/2035 ^~		638	559
6.000% due 06/25/2036 ^		466	436
6.500% due 09/25/2037 ^		555	494
Residential Asset Securitization Trust
1.587% (US0001M + 0.350%) due 10/25/2018 ~		4	4
1.637% (US0001M + 0.400%) due 01/25/2046 ^~		2,129	1,054
1.687% (US0001M + 0.450%) due 02/25/2034 ~		158	147
5.500% due 09/25/2035 ^		141	135
5.500% due 12/25/2035 ^		388	336
5.750% due 02/25/2036 ^		1,277	1,016
6.000% due 07/25/2036		570	501
6.000% due 07/25/2037 ^		1,690	1,261
Residential Funding Mortgage Securities, Inc. Trust
3.711% due 09/25/2036 ^~		46	32
3.960% due 02/25/2036 ^~		773	712
6.000% due 10/25/2036 ^		889	861
6.500% due 03/25/2032		29	30
RMAC Securities PLC
0.442% (BP0003M + 0.150%) due 06/12/2044 ~	GBP	975	1,261
Securitized Asset Sales, Inc.
0.473% due 11/26/2023 ~		$33	29
Sequoia Mortgage Trust
1.955% (LIBOR01M + 0.720%) due 11/22/2024 ~		64	64
3.559% due 09/20/2046 ^~		136	114
Sovereign Commercial Mortgage Securities Trust
6.164% due 07/22/2030 ~		129	129
STRIPs Ltd.
5.000% due 03/24/2018 +~		239	17
Structured Adjustable Rate Mortgage Loan Trust
1.457% (US0001M + 0.220%) due 06/25/2037 ~		3,750	3,595
1.557% (US0001M + 0.320%) due 10/25/2035 ~		6,567	6,310
2.344% (12MTA + 1.400%) due 01/25/2035 ~		29	27
3.368% due 01/25/2035 ~		229	225
3.398% due 03/25/2034 ~		23	23
3.430% due 04/25/2036 ^~		791	691
3.459% due 10/25/2036 ^~		730	619
3.608% due 09/25/2036 ^~		575	456
Structured Asset Mortgage Investments Trust
1.357% (US0001M + 0.120%) due 08/25/2036 ~		363	322
1.417% (US0001M + 0.180%) due 07/25/2046 ~		4,494	4,146
1.447% (US0001M + 0.210%) due 05/25/2036 ~		285	225

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.447% (US0001M + 0.210%) due 08/25/2036 ^~	$1,791	$1,631
1.487% (US0001M + 0.250%) due 07/19/2035 ~	471	462
1.517% (US0001M + 0.280%) due 02/25/2036 ^~	559	535
1.537% (US0001M + 0.300%) due 08/25/2036 ^~	822	590
1.697% (US0001M + 0.460%) due 05/25/2045 ~	84	79
1.817% (US0001M + 0.580%) due 07/19/2034 ~	14	14
1.897% (US0001M + 0.660%) due 09/19/2032 ~	4	4
1.937% (US0001M + 0.700%) due 03/19/2034 ~	5	5
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.369% due 03/25/2033 ~	76	75
5.240% due 12/25/2034	1	1
Structured Asset Securities Corp. Trust
1.587% (US0001M + 0.350%) due 02/25/2035 ~	31	30
Thornburg Mortgage Securities Trust
1.367% (US0001M + 0.130%) due 06/25/2037 ~	30,347	29,317
2.943% due 10/25/2043 ~	167	164
TIAA Seasoned Commercial Mortgage Trust
5.475% due 08/15/2039 ~	243	246
UBS-Barclays Commercial Mortgage Trust
3.185% due 03/10/2046	86	88
3.244% due 04/10/2046	40	41
UBS-Citigroup Commercial Mortgage Trust
2.423% due 01/10/2045 ~(a)	24,646	1,785
Wachovia Mortgage Loan Trust LLC
3.454% due 10/20/2035 ~	2,060	1,834
3.534% due 05/20/2036 ^~	1,105	1,004
3.587% due 03/20/2037 ^~	606	593
WaMu Mortgage Pass-Through Certificates Trust
1.507% (US0001M + 0.270%) due 12/25/2045 ~	11	10
1.527% (US0001M + 0.290%) due 12/25/2045 ~	844	834
1.619% (12MTA + 0.730%) due 01/25/2047 ~	229	223
1.639% (12MTA + 0.750%) due 06/25/2047 ^~	188	71
1.640% (12MTA + 0.810%) due 12/25/2046 ~	472	465
1.869% (12MTA + 0.980%) due 06/25/2046 ~	1,303	1,292
2.089% (12MTA + 1.200%) due 11/25/2042 ~	21	20
2.157% (COF 11 + 1.500%) due 05/25/2046 ~	191	171

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	31

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.157% (COF 11 + 1.500%) due 12/25/2046 ~	$552	$547
2.289% (12MTA + 1.400%) due 06/25/2042 ~	462	447
2.289% (12MTA + 1.400%) due 08/25/2042 ~	206	200
2.517% due 10/25/2036 ^~	64	59
2.708% due 05/25/2037 ~	103	92
2.730% due 03/25/2033 ~	92	93
2.764% due 12/25/2032 ~	4,243	4,321
2.915% due 01/25/2036 ~	1,645	1,655
2.920% due 03/25/2037 ^~	44,865	41,873
3.010% due 06/25/2037 ^~	2,441	2,290
3.029% due 07/25/2037 ^~	564	473
3.062% due 06/25/2033 ~	151	154
3.062% due 03/25/2035 ~	407	402
3.146% due 03/25/2034 ~	5	5
3.180% due 10/25/2036 ^~	1,383	1,285
3.202% due 08/25/2035 ~	865	872
3.288% due 10/25/2034 ~	373	375
3.357% due 09/25/2033 ~	27	27
Washington Mutual Mortgage Pass-Through Certificates Trust
1.659% (12MTA + 0.770%) due 04/25/2047 ~	6,618	5,070
1.937% (US0001M + 0.700%) due 01/25/2036 ^~	5,674	4,353
3.275% due 06/25/2033 ~	65	65
3.319% due 02/25/2033 ~	9	9
5.500% due 11/25/2035	216	190
5.750% due 11/25/2035 ^	1,479	1,381
6.000% due 10/25/2035 ^	720	573
Wells Fargo Alternative Loan Trust
1.587% (US0001M + 0.350%) due 06/25/2037 ^~	2,961	2,131
Wells Fargo Mortgage-Backed Securities Trust
3.034% due 12/25/2033 ~	3	3
3.171% due 03/25/2035 ~	262	263
3.172% due 04/25/2036 ~	572	567
3.266% due 04/25/2035 ~	44	44
3.332% due 05/25/2036 ^~	465	449
3.362% due 04/25/2036 ~	237	219
3.386% due 07/25/2036 ^~	2,454	2,475
3.403% due 09/25/2034 ~	623	610
3.410% due 04/25/2036 ^~	64	65
3.530% due 10/25/2033 ~	397	402
5.750% due 03/25/2037 ^	16	16
6.000% due 03/25/2037 ^	1,703	1,697

Total Non-Agency Mortgage-Backed Securities (Cost $432,619)		486,508

ASSET-BACKED SECURITIES 24.7%
ACE Securities Corp. Home Equity Loan Trust
1.357% (US0001M + 0.120%) due 08/25/2036 ^~	3,415	1,274

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.397% (US0001M + 0.160%) due 08/25/2036 ^~	$1,831	$689
1.437% (US0001M + 0.200%) due 12/25/2036 ~	6,109	2,720
1.917% (US0001M + 0.680%) due 09/25/2035 ~	1,166	1,025
1.972% (US0001M + 0.735%) due 08/25/2035 ~	552	554
2.212% (US0001M + 0.975%) due 11/25/2033 ~	296	292
Aegis Asset-Backed Securities Trust
2.237% (US0001M + 1.000%) due 03/25/2035 ^~	548	514
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	2,192	2,331
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.362% (US0001M + 1.125%) due 11/25/2034 ~	870	780
5.325% due 11/25/2035	11	11
Amortizing Residential Collateral Trust
1.937% (US0001M + 0.700%) due 10/25/2031 ~	585	573
Argent Securities Trust
1.347% (US0001M + 0.110%) due 09/25/2036 ~	453	198
1.387% (US0001M + 0.150%) due 06/25/2036 ~	4,175	1,824
1.387% (US0001M + 0.150%) due 07/25/2036 ~	2,543	1,108
1.387% (US0001M + 0.150%) due 09/25/2036 ~	1,068	469
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.057% (US0001M + 0.820%) due 02/25/2034 ~	1,294	1,247
Asset-Backed Funding Certificates Trust
1.347% (US0001M + 0.110%) due 01/25/2037 ~	4,222	2,827
1.397% (US0001M + 0.160%) due 01/25/2037 ~	2,029	1,367
1.937% (US0001M + 0.700%) due 06/25/2034 ~	673	672
2.237% (US0001M + 1.000%) due 06/25/2037 ~	65	52
2.287% (US0001M + 1.050%) due 03/25/2034 ~	1,836	1,714
2.362% (US0001M + 1.125%) due 12/25/2032 ~	598	588
Asset-Backed Securities Corp. Home Equity Loan Trust
1.667% (US0001M + 0.430%) due 11/25/2035 ~	484	485
1.687% (US0001M + 0.450%) due 11/25/2035 ~	1,200	1,201

32	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.332% (US0001M + 1.095%) due 02/25/2035 ~		$1,398	$1,420
Bayview Financial Mortgage Pass-Through Trust
5.638% due 11/28/2036		260	258
Bayview Financial Revolving Asset Trust
2.163% (LIBOR01M + 0.465%) due 02/28/2040 ~		157	147
Bear Stearns Asset-Backed Securities Trust
1.397% (US0001M + 0.160%) due 08/25/2036 ~		7,758	7,964
1.407% (US0001M + 0.170%) due 01/25/2037 ~		2,138	2,453
1.437% (US0001M + 0.200%) due 12/25/2036 ~		2,949	2,926
1.637% (US0001M + 0.400%) due 09/25/2046 ~		858	824
1.667% (US0001M + 0.430%) due 12/25/2035 ~		500	500
1.727% (US0001M + 0.490%) due 09/25/2035 ~		2,266	2,238
1.879% (US0001M + 0.430%) due 11/25/2035 ^~		1,155	1,160
1.954% (US0001M + 0.480%) due 11/25/2035 ^~		1,540	1,531
1.987% (US0001M + 0.750%) due 09/25/2035 ~		1,034	1,025
2.197% (US0001M + 0.960%) due 04/25/2035 ~		2,652	2,665
2.237% (US0001M + 1.000%) due 11/25/2042 ~		7	7
5.500% due 08/25/2036		688	689
6.500% due 10/25/2036 ^		5,134	3,915
Belle Haven ABS CDO Ltd.
1.671% (LIBOR03M + 0.360%) due 11/03/2044 ~		18,831	9,636
1.711% (LIBOR03M + 0.400%) due 11/03/2044 ~		28,232	14,446
Carrington Mortgage Loan Trust
1.387% (US0001M + 0.150%) due 05/25/2036 ~		504	504
1.397% (US0001M + 0.160%) due 10/25/2036 ~		1,571	1,064
1.477% (US0001M + 0.240%) due 06/25/2036 ~		3,400	2,819
1.697% (US0001M + 0.460%) due 06/25/2035 ~		1,019	1,025
2.137% (US0001M + 0.900%) due 05/25/2034 ~		2,020	2,037
Cavendish Square Funding PLC
0.000% due 02/11/2055 ♦	EUR	126	149
Centex Home Equity Loan Trust
1.697% (US0001M + 0.460%) due 10/25/2035 ~		$686	689

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust
1.377% (US0001M + 0.140%) due 08/25/2036 ~	$1,779	$1,779
1.397% (US0001M + 0.160%) due 09/25/2036 ~	16,738	12,949
1.397% (US0001M + 0.160%) due 12/25/2036 ~	2,668	1,806
Citigroup Mortgage Loan Trust, Inc.
1.477% (US0001M + 0.240%) due 10/25/2036 ~	204	204
Citius Funding Ltd.
1.481% (LIBOR01M + 0.250%) due 05/05/2046 ^~	453,000	33,160
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031	11,071	12,161
Countrywide Asset-Backed Certificates
1.377% (US0001M + 0.140%) due 08/25/2037 ~	8,870	8,506
1.387% (US0001M + 0.150%) due 07/25/2036 ~	7,706	8,324
1.387% (US0001M + 0.150%) due 12/25/2046 ~	2,761	2,681
1.397% (US0001M + 0.160%) due 01/25/2046 ~	518	499
1.407% (US0001M + 0.170%) due 06/25/2047 ~	1,089	1,076
1.427% (US0001M + 0.190%) due 06/25/2047 ~	9,254	9,006
1.517% (US0001M + 0.280%) due 09/25/2036 ~	3,566	3,561
1.527% (US0001M + 0.290%) due 06/25/2036 ~	3,745	3,715
1.537% (US0001M + 0.300%) due 06/25/2036 ~	2,936	2,937
1.547% (US0001M + 0.310%) due 09/25/2037 ^~	1,800	1,189
1.577% (US0001M + 0.340%) due 12/25/2036 ^~	346	192
1.587% (US0001M + 0.350%) due 04/25/2036 ~	1,729	1,734
1.717% (US0001M + 0.480%) due 01/25/2036 ~	4,401	4,424
2.092% (US0001M + 0.855%) due 05/25/2036 ~	5,000	5,040
2.107% (US0001M + 0.870%) due 04/25/2035 ~	4,375	4,409
2.737% (US0001M + 1.500%) due 02/25/2035 ~	4,400	4,505
2.842% (US0001M + 1.605%) due 01/25/2034 ^~	867	845
4.001% due 04/25/2036 ~	302	302
4.789% due 07/25/2036 ~	386	393
4.843% due 10/25/2046 ^~	2,206	2,085

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	33

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Asset-Backed Certificates Trust
1.387% (US0001M + 0.150%) due 10/25/2046 ^~	$1,253	$1,237
1.697% (US0001M + 0.460%) due 05/25/2036 ~	350	347
1.837% (US0001M + 0.600%) due 07/25/2035 ~	597	599
1.957% (US0001M + 0.720%) due 07/25/2034 ~	1,394	1,404
5.251% due 12/25/2034 ~	4,131	4,238
Credit Suisse First Boston Mortgage Securities Corp.
1.857% (US0001M + 0.620%) due 01/25/2032 ~	7	6
Credit-Based Asset Servicing and Securitization LLC
1.387% (US0001M + 0.150%) due 11/25/2036 ~	1,300	833
1.984% (LIBOR01M + 0.750%) due 04/25/2036 ~	3,039	2,817
3.753% due 01/25/2037 ^	1,541	765
3.881% due 03/25/2037 ^	11,217	6,338
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030	201	237
7.790% due 05/25/2030 ^	514	533
Dryden Senior Loan Fund
1.000% due 10/15/2027 (b)+~	3,800	3,800
Fairbanks Capital Mortgage Loan Trust
2.434% (US0001M + 0.600%) due 05/25/2028 ~	11	11
Fieldstone Mortgage Investment Trust
1.394% (US0001M + 0.160%) due 11/25/2036 ~	1,974	1,200
First Franklin Mortgage Loan Asset-Backed Certificates
2.062% (US0001M + 0.825%) due 05/25/2034 ~	745	738
First Franklin Mortgage Loan Trust
1.377% (US0001M + 0.140%) due 09/25/2036 ~	1,471	1,462
1.727% (US0001M + 0.490%) due 07/25/2035 ~	300	301
2.182% (US0001M + 0.945%) due 03/25/2035 ~	2,900	2,720
2.512% (US0001M + 1.275%) due 07/25/2034 ~	1,001	1,018
Fremont Home Loan Trust
1.367% (US0001M + 0.130%) due 11/25/2036 ~	6,564	3,093
1.387% (US0001M + 0.150%) due 01/25/2037 ~	1,880	1,097
1.477% (US0001M + 0.240%) due 02/25/2037 ~	5,024	2,985
1.487% (US0001M + 0.250%) due 05/25/2036 ~	11,406	7,297

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSAA Home Equity Trust
1.517% (US0001M + 0.280%) due 07/25/2037 ~	$31,412	$13,276
1.687% (US0001M + 0.450%) due 08/25/2037 ~	1,033	981
4.999% due 09/25/2035 ~	187	190
GSAMP Trust
1.287% (US0001M + 0.050%) due 12/25/2046 ~	1,569	977
1.337% (US0001M + 0.100%) due 12/25/2046 ~	5,726	3,591
1.387% (US0001M + 0.150%) due 09/25/2036 ~	1,868	943
1.387% (US0001M + 0.150%) due 12/25/2046 ~	3,684	2,326
1.467% (US0001M + 0.230%) due 12/25/2046 ~	708	452
1.477% (US0001M + 0.240%) due 08/25/2036 ~	1,351	1,133
1.507% (US0001M + 0.270%) due 04/25/2036 ~	3,506	2,580
2.107% (US0001M + 0.870%) due 11/25/2034 ~	1,988	1,977
Home Equity Asset Trust
1.727% (US0001M + 0.490%) due 12/25/2035 ~	170	171
Home Equity Loan Trust
1.577% (US0001M + 0.340%) due 04/25/2037 ~	3,000	2,303
Home Equity Mortgage Loan Asset-Backed Trust
1.397% (US0001M + 0.160%) due 07/25/2037 ~	3,754	2,639
1.437% (US0001M + 0.200%) due 07/25/2037 ~	5,521	3,902
1.477% (US0001M + 0.240%) due 04/25/2037 ~	2,904	1,991
Home Equity Mortgage Trust
5.867% due 07/25/2036 ^	225	94
HSI Asset Securitization Corp. Trust
1.347% (US0001M + 0.110%) due 12/25/2036 ~	4,586	2,073
1.407% (US0001M + 0.170%) due 12/25/2036 ~	1,326	600
1.427% (US0001M + 0.190%) due 01/25/2037 ~	2,394	1,811
1.457% (US0001M + 0.220%) due 12/25/2036 ~	9,815	4,470
IXIS Real Estate Capital Trust
1.467% (US0001M + 0.230%) due 01/25/2037 ~	4,929	2,459
JPMorgan Mortgage Acquisition Trust
1.387% (US0001M + 0.150%) due 07/25/2036 ~	2,234	1,166
1.397% (US0001M + 0.160%) due 07/25/2036 ^~	1,894	829

34	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.130% due 07/25/2036 ^		$1,508	$851
L2L Education Loan Trust
1.574% (US0001M + 0.340%) due 06/15/2031 ~		6,000	5,234
Lehman XS Trust
1.387% (US0001M + 0.150%) due 04/25/2037 ^~		36	30
1.407% (US0001M + 0.170%) due 01/25/2037 ~		1,743	1,689
1.497% (US0001M + 0.260%) due 05/25/2046 ^~		43,300	34,181
Long Beach Mortgage Loan Trust
1.537% (US0001M + 0.300%) due 02/25/2036 ~		2,531	1,814
1.577% (US0001M + 0.340%) due 01/25/2046 ~		5,000	4,483
3.037% (LIBOR01M + 1.800%) due 07/25/2032 ^~		210	212
Malin CLO BV
0.000% due 05/07/2023 ♦	EUR	57	67
MASTR Asset-Backed Securities Trust
1.287% (US0001M + 0.050%) due 10/25/2036 ~		$1,135	519
1.287% (US0001M + 0.050%) due 11/25/2036 ~		74	37
1.387% (US0001M + 0.150%) due 08/25/2036 ~		1,197	671
1.477% (US0001M + 0.240%) due 03/25/2036 ~		4,655	3,382
1.477% (US0001M + 0.240%) due 10/25/2036 ~		1,700	1,381
1.737% (US0001M + 0.500%) due 10/25/2035 ^~		1,031	943
Meritage Mortgage Loan Trust
1.987% (US0001M + 0.750%) due 11/25/2035 ~		300	302
Merrill Lynch Mortgage Investors Trust
1.347% (US0001M + 0.110%) due 08/25/2037 ~		2,685	1,759
1.387% (US0001M + 0.150%) due 08/25/2037 ~		16,200	10,685
1.687% (US0001M + 0.450%) due 02/25/2047 ~		717	527
1.737% (US0001M + 0.500%) due 06/25/2036 ~		474	478
4.122% due 02/25/2037 ^		1,763	374
Monroe Capital BSL CLO Ltd.
2.435% due 05/22/2027 ~		16,200	16,261
Morgan Stanley ABS Capital, Inc. Trust
1.297% (US0001M + 0.060%) due 12/25/2036 ~		4,740	3,109
1.347% (US0001M + 0.110%) due 03/25/2037 ~		1,902	1,015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.377% (US0001M + 0.140%) due 11/25/2036 ~	$12,404	$7,880
1.387% (US0001M + 0.150%) due 09/25/2036 ~	11,981	6,078
1.387% (US0001M + 0.150%) due 10/25/2036 ~	26,700	17,809
1.387% (US0001M + 0.150%) due 11/25/2036 ~	4,192	2,711
1.387% (US0001M + 0.150%) due 12/25/2036 ~	1,049	695
1.397% (US0001M + 0.160%) due 09/25/2036 ~	2,234	1,403
1.417% (US0001M + 0.180%) due 02/25/2037 ~	2,561	1,278
1.437% (US0001M + 0.200%) due 02/25/2037 ~	79	52
1.457% (US0001M + 0.220%) due 11/25/2036 ~	6,707	4,303
1.477% (US0001M + 0.240%) due 06/25/2036 ~	1,522	1,078
1.487% (US0001M + 0.250%) due 08/25/2036 ~	164	101
1.487% (US0001M + 0.250%) due 03/25/2037 ~	20,396	11,084
1.597% (US0001M + 0.360%) due 02/25/2037 ~	4,002	2,049
2.152% (US0001M + 0.915%) due 03/25/2035 ~	1,100	1,109
2.287% (US0001M + 1.050%) due 09/25/2033 ~	1,313	1,306
2.287% (US0001M + 1.050%) due 06/25/2035 ^~	4,000	3,433
Morgan Stanley Home Equity Loan Trust
1.337% (US0001M + 0.100%) due 12/25/2036 ~	1,986	1,141
National Collegiate Student Loan Trust
1.497% (US0001M + 0.260%) due 02/26/2029 ~	2,005	1,973
Nelnet Student Loan Trust
1.387% (US0003M + 0.070%) due 05/27/2025 ~	348	344
1.423% (US0003M + 0.100%) due 03/23/2037 ~	303	297
1.424% (US0003M + 0.110%) due 10/25/2033 ~	507	498
1.678% (US0003M + 0.350%) due 03/25/2026 ~	553	546
2.034% (US0001M + 0.800%) due 04/25/2046 ~	57	58
New Century Home Equity Loan Trust
4.237% (US0001M + 3.000%) due 01/25/2033 ^~	764	717
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.567% (US0001M + 0.330%) due 10/25/2036 ^~	5,226	1,991

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	35

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.637% (US0001M + 0.400%) due 02/25/2037 ^~	$561	$259
North Carolina State Education Assistance Authority
2.037% (US0001M + 0.800%) due 07/25/2039 ~	958	965
NovaStar Mortgage Funding Trust
1.387% (US0001M + 0.150%) due 09/25/2036 ~	4,729	2,746
1.407% (US0001M + 0.170%) due 11/25/2036 ~	9,808	4,824
1.447% (US0001M + 0.210%) due 01/25/2037 ~	3,752	1,871
1.487% (LIBOR01M + 0.250%) due 10/25/2036 ~	1,603	1,285
NZCG Funding Ltd.
2.867% (US0003M + 1.550%) due 04/27/2027 ~	40,000	40,268
OCP CLO Ltd.
2.314% (US0003M + 1.000%) due 04/26/2026 ~	10,000	10,023
OFSI Fund Ltd.
1.000% due 10/18/2026 ~(b)	8,100	8,137
2.644% (US0003M + 1.340%) due 10/18/2026 ~	28,988	29,178
OHA Credit Partners Ltd.
2.427% (US0003M + 1.120%) due 04/20/2025 ~	9,563	9,590
Option One Mortgage Loan Trust
1.367% (US0001M + 0.130%) due 07/25/2037 ~	1,386	885
1.417% (US0001M + 0.180%) due 04/25/2037 ~	1,329	883
1.427% (US0001M + 0.190%) due 01/25/2036 ~	325	325
1.457% (US0001M + 0.220%) due 01/25/2037 ~	1,193	815
1.477% (US0001M + 0.240%) due 04/25/2037 ~	1,472	926
1.487% (US0001M + 0.250%) due 03/25/2037 ~	752	433
1.487% (US0001M + 0.250%) due 07/25/2037 ~	1,876	1,215
Ownit Mortgage Loan Trust
1.387% (US0001M + 0.150%) due 05/25/2037 ~	2,721	2,165
3.383% due 10/25/2035	871	561
Panhandle-Plains Higher Education Authority, Inc.
2.429% (US0003M + 1.130%) due 10/01/2035 ~	4,144	4,137
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.707% (US0001M + 0.470%) due 09/25/2035 ~	2,400	2,411
3.037% (US0001M + 1.800%) due 12/25/2034 ~	754	768

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
People’s Financial Realty Mortgage Securities Trust
1.377% (US0001M + 0.140%) due 09/25/2036 ~	$2,801	$1,230
RAAC Trust
1.537% (US0001M + 0.300%) due 06/25/2044 ~	764	670
1.577% (US0001M + 0.340%) due 02/25/2036 ~	800	796
1.577% (US0001M + 0.340%) due 08/25/2036 ~	3,510	3,369
Renaissance Home Equity Loan Trust
1.737% (US0001M + 0.500%) due 12/25/2033 ~	20	19
3.908% due 09/25/2037	6,885	5,492
5.612% due 04/25/2037	3,851	2,074
Residential Asset Mortgage Products Trust
1.737% (US0001M + 0.500%) due 09/25/2035 ~	460	457
1.797% (US0001M + 0.560%) due 06/25/2032 ~	5	5
Residential Asset Securities Corp. Trust
1.387% (US0001M + 0.150%) due 07/25/2036 ~	9,284	8,797
1.387% (US0001M + 0.150%) due 08/25/2036 ~	175	175
1.417% (US0001M + 0.180%) due 04/25/2036 ~	923	923
1.507% (US0001M + 0.270%) due 04/25/2036 ~	501	501
1.507% (US0001M + 0.270%) due 07/25/2036 ~	3,000	2,008
1.607% (US0001M + 0.370%) due 03/25/2036 ~	252	249
2.062% (US0001M + 0.825%) due 07/25/2034 ~	590	568
2.077% (US0001M + 0.840%) due 12/25/2034 ~	1,121	1,120
2.272% (US0001M + 1.035%) due 08/25/2035 ~	2,000	1,874
SACO, Inc.
1.637% (US0001M + 0.400%) due 04/25/2035 ~	6	6
Saxon Asset Securities Trust
1.407% (US0001M + 0.170%) due 10/25/2046 ~	2,757	2,694
2.032% (US0001M + 0.795%) due 03/25/2035 ^~	1,009	991
Securitized Asset-Backed Receivables LLC Trust
1.487% (US0001M + 0.250%) due 03/25/2036 ~	3,431	2,587
2.002% (US0001M + 0.765%) due 02/25/2034 ~	1,898	1,854
SG Mortgage Securities Trust
1.387% (US0001M + 0.150%) due 10/25/2036 ~	5,100	4,119

36	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.447% (US0001M + 0.210%) due 10/25/2036 ~		$2,300	$1,613
1.507% (US0001M + 0.270%) due 02/25/2036 ~		7,220	5,028
Sierra Madre Funding Ltd.
1.611% (US0001M + 0.380%) due 09/07/2039 ~		50,324	43,188
1.631% (US0001M + 0.400%) due 09/07/2039 ~		117,343	100,703
SLC Student Loan Trust
1.715% (US0003M + 0.400%) due 05/15/2028 ~		44	44
SLM Private Education Loan Trust
1.850% due 06/17/2030		636	636
2.984% (US0001M + 1.750%) due 06/15/2045 ~		313	316
4.484% (US0001M + 3.250%) due 05/16/2044 ~		1,346	1,393
SLM Student Loan Trust
0.000% due 12/15/2023 ♦	EUR	4,794	5,658
1.414% (US0003M + 0.100%) due 04/25/2025 ~		$18	18
1.484% (US0003M + 0.170%) due 07/25/2025 ~		128	108
1.864% (US0003M + 0.550%) due 10/26/2026 ~		381	382
2.514% (US0003M + 1.200%) due 07/27/2026 ~		30	30
2.737% (US0001M + 1.500%) due 06/25/2043 ~		103	97
2.737% (US0001M + 1.500%) due 09/25/2076 ~		104	102
2.814% (US0003M + 1.500%) due 04/25/2023 ~		8,697	8,909
3.037% (US0001M + 1.800%) due 11/25/2070 ~		141	142
Soundview Home Loan Trust
1.347% (US0001M + 0.110%) due 02/25/2037 ~		5,200	2,031
1.517% (US0001M + 0.280%) due 10/25/2036 ~		6,675	6,255
2.062% (US0001M + 0.825%) due 06/25/2035 ~		59	58
2.187% (US0001M + 0.950%) due 09/25/2037 ~		3,892	3,678
Specialty Underwriting & Residential Finance Trust
1.357% (US0001M + 0.120%) due 03/25/2037 ~		1,535	804
1.387% (US0001M + 0.150%) due 09/25/2037 ~		5,578	2,743
Structured Asset Investment Loan Trust
1.957% (US0001M + 0.720%) due 10/25/2035 ~		1,000	977
2.212% (US0001M + 0.975%) due 01/25/2035 ~		1,713	1,471

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.362% (US0001M + 1.125%) due 01/25/2035 ~		$606	$377
2.617% (US0001M + 1.380%) due 04/25/2033 ~		36	31
2.812% (US0001M + 1.575%) due 01/25/2035 ~		684	132
2.962% (US0001M + 1.725%) due 01/25/2035 ^~		920	51
Structured Asset Securities Corp. Mortgage Loan Trust
1.557% (US0001M + 0.320%) due 05/25/2037 ~		1,708	1,698
Structured Asset Securities Corp. Trust
1.697% (US0001M + 0.460%) due 09/25/2035 ~		11,700	10,896
Talon Funding Ltd.
1.808% (US0003M + 0.490%) due 06/05/2035 ~		2,204	1,107
Terwin Mortgage Trust
2.177% (US0001M + 0.940%) due 12/25/2034 ~		82	81
4.761% due 09/25/2036		115	116
4.849% due 08/25/2036		74	75
Tralee CLO Ltd.
2.657% (US0003M + 1.350%) due 07/20/2026 ~		25,900	25,991
Triaxx Prime CDO Ltd.
1.491% (US0001M + 0.260%) due 10/02/2039 ~		7,737	5,725
VOLT LLC
3.125% due 06/25/2047		3,211	3,227
Washington Mutual Asset-Backed Certificates Trust
1.477% (US0001M + 0.240%) due 05/25/2036 ~		2,444	2,059
Wells Fargo Home Equity Asset-Backed Securities Trust
2.287% (US0001M + 1.050%) due 02/25/2035 ~		3,600	3,597

Total Asset-Backed Securities (Cost $788,858)			880,831

SOVEREIGN ISSUES 3.4%
Argentina Government International Bond
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	236,505	14,469
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	600	721
4.950% due 02/11/2020		300	373
Brazil Government International Bond
5.625% due 02/21/2047 (j)		$1,750	1,772
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2018 (e)	BRL	10,400	3,175
0.000% due 07/01/2018 (e)		89,300	26,813

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	37

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kuwait International Government Bond
3.500% due 03/20/2027		$14,900	$15,348
New Zealand Government International Bond
2.000% due 09/20/2025 (g)	NZD	16,890	12,399
3.000% due 09/20/2030 (g)		4,500	3,638
Peru Government International Bond
6.150% due 08/12/2032	PEN	20,800	6,742
Qatar Government International Bond
4.500% due 01/20/2022		$4,700	4,999
Republic of Greece Government International Bond
3.000% due 02/24/2029	EUR	159	153
3.000% due 02/24/2031		59	55
3.000% due 02/24/2032		559	511
3.000% due 02/24/2033		459	412
3.000% due 02/24/2037		359	305
3.000% due 02/24/2038		359	303
3.000% due 02/24/2039		112	94
3.000% due 02/24/2040		459	385
3.000% due 02/24/2041		459	386
3.000% due 02/24/2042		359	301
4.750% due 04/17/2019		8,720	10,566
Saudi Government International Bond
2.375% due 10/26/2021		$600	593
2.875% due 03/04/2023 (b)		1,600	1,595
3.250% due 10/26/2026		1,600	1,585
3.625% due 03/04/2028 (b)		4,300	4,288
4.500% due 10/26/2046		5,100	5,099
4.625% due 10/04/2047 (b)		5,500	5,526

Total Sovereign Issues (Cost $120,938)			122,606

		SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (c)		9,536	4

Total Common Stocks (Cost $506)			4

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (h)		3,500	4,603

Total Convertible Preferred Securities (Cost $4,179)			4,603

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.2%

CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.940% due 09/04/2018		$11,750	11,759

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Norinchukin Bank
2.019% due 10/10/2017		$3,300	$3,301
2.019% due 10/11/2017		2,000	2,001
2.019% due 10/12/2017		6,000	6,002
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		9,175	9,176

			32,239

ARGENTINA TREASURY BILLS 0.3%
2.870% due 10/13/2017 - 11/24/2017 (d)(e)		11,400	11,379

JAPAN TREASURY BILLS 1.0%
(0.118)% due 11/06/2017 (e)(f)	JPY	4,010,000	35,641

U.S. TREASURY BILLS 0.0%
1.022% due 01/04/2018 (e)(f)(j)		$283	282

Total Short-Term Instruments (Cost $80,361)			79,541

Total Investments in Securities (Cost $3,633,035)			3,790,530

		SHARES
INVESTMENTS IN AFFILIATES 5.0%

SHORT-TERM INSTRUMENTS 5.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III		14,218	140
PIMCO Short-Term Floating NAV Portfolio IV		17,633,977	176,622

Total Short-Term Instruments (Cost $176,688)			176,762

Total Investments in Affiliates (Cost $176,688)			176,762

Total Investments 111.3% (Cost $3,809,723)			$3,967,292

Financial Derivative Instruments (k)(m) 0.1% (Cost or Premiums, net $30,753)			2,375

Other Assets and Liabilities, net (11.4)%			(406,165)

Net Assets 100.0%			$3,563,502

38	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$29,960	$29,972	0.84%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	1.100%	09/29/2017	10/02/2017		$(5,910)	$(5,910)
	1.260	09/29/2017	10/11/2017		(49,238)	(49,244)
JPS	1.200	09/07/2017	10/12/2017		(30,742)	(30,768)
NOM	0.650	09/11/2017	TBD	(2)	(965)	(964)
	0.650	09/14/2017	TBD	(2)	(733)	(733)
NXN	1.240	07/24/2017	10/19/2017		(37,494)	(37,584)
	1.260	07/13/2017	10/13/2017		(14,355)	(14,396)

Total Reverse Repurchase Agreements						$(139,599)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
BCY	1.020%	09/29/2017	10/02/2017	$(32,122)	$(32,122)
UBS	1.280	09/06/2017	12/07/2017	(44,356)	(44,252)

Total Sale-Buyback Transactions					$(76,374)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	39

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(55,154)	$0	$(55,154)	$54,773	$(381)
JPS	0	(30,768)	0	(30,768)	30,617	(151)
NOM	0	(1,697)	0	(1,697)	1,772	75
NXN	0	(51,980)	0	(51,980)	51,420	(560)

Master Securities Forward Transaction Agreement
BCY	0	0	(32,122)	(32,122)	32,010	(112)
UBS	0	0	(44,252)	(44,252)	43,635	(617)

Total Borrowings and Other Financing Transactions	$0	$(139,599)	$(76,374)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(137,902)	$0	$0	$(137,902)
Sovereign Issues	0	0	0	(1,697)	(1,697)

Total	$0	$(137,902)	$0	$(1,697)	$(139,599)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(32,122)	(44,252)	0	(76,374)

Total	$0	$(32,122)	$(44,252)	$0	$(76,374)

Total Borrowings	$0	$(170,024)	$(44,252)	$(1,697)	$(215,973)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(215,973)

(j)	Securities with an aggregate market value of $214,286 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $ (101,830) at a weighted average interest rate of 1.075%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(104) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

40	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$129.000	10/27/2017	548	$548	$(145)	$(16)

Total Written Options					$(145)	$(16)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond December Futures	12/2017	86	AUD	8,570	$(163)	$14	$(51)
Euro-Bund 10-Year Bond December Futures	12/2017	428	EUR	81,447	(308)	106	(111)
U.S. Treasury 10-Year Note December Futures	12/2017	5,710	$	715,534	(7,501)	0	(1,338)

					$(7,972)	$120	$(1,500)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar June Futures	06/2019	6,441	$	(1,578,770)	$548	$644	$0
Euro-OAT France Government 10-Year Bond December Futures	12/2017	518	EUR	(94,980)	572	74	(147)
Put Options Strike @ EUR 159.000 on Euro-Bund 10-Year Bond December Futures	11/2017	176		(98)	6	10	(4)
U.S. Treasury 30-Year Bond December Futures	12/2017	61	$	(9,322)	159	0	(2)

					$1,285	$728	$(153)

Total Futures Contracts					$(6,687)	$848	$(1,653)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Kraft Heinz Foods Co.	(1.000)%	Quarterly	09/20/2018	0.063%	$ 1,850	$(28)	$10	$(18)	$0	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	41

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	09/20/2020	0.304%	$	36,400	$492	$259	$751	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2023	0.665		3,000	(10)	63	53	0	(2)
Caterpillar Financial Services Corp.	1.000	Quarterly	06/20/2019	0.115		2,500	43	(4)	39	0	0
Citigroup, Inc.	1.000	Quarterly	03/20/2019	0.202		1,000	13	(1)	12	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.409		31,300	29	736	765	6	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.498		12,400	103	183	286	0	(3)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.570		15,600	315	23	338	3	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2017	0.148	EUR	1,100	9	(6)	3	0	0

							$994	$1,253	$2,247	$9	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-27 5-Year Index	(5.000)%	Quarterly	12/20/2021	$	416,196	$(25,630)	$(7,711)	$(33,341)	$0	$(653)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	9,300	(126)	(149)	(275)	0	$(5)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		41,500	(1,100)	(14)	(1,114)	0	(26)
iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly	06/20/2022		28,700	(173)	(692)	(865)	0	(15)

						$(27,029)	$(8,566)	$(35,595)	$0	$(699)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	3-Month CAD-Bank Bill	1.450%	Semi-Annual	12/13/2019	CAD	296,300	$(2,609)	$271	$(2,338)	$307	$0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/15/2018	$	300	0	0	0	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		822,750	(6,513)	1,278	(5,235)	113	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		76,900	778	(430)	348	32	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		236,500	(1,840)	984	(856)	153	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020		1,363,100	31,119	(14,362)	16,757	1,330	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2020		532,800	5,693	(765)	4,928	0	(606)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		22,400	496	(126)	370	41	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		103,800	(672)	(570)	(1,242)	199	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		52,200	(148)	(252)	(400)	103	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		27,100	10	(163)	(153)	52	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		375,720	17,252	(2,900)	14,352	705	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		217,400	18,880	(4,730)	14,150	384	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		940	(147)	(17)	(164)	2	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		8,690	285	33	318	14	0

42	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	6-Month EUR-EURIBOR	0.500%	Annual	03/21/2023	EUR	169,300	$2,128	$(813)	$1,315	$2	$0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048		34,500	692	685	1,377	14	0
Receive	6-Month GBP-LIBOR	2.050	Semi-Annual	09/23/2019	GBP	80,000	(3,710)	1,062	(2,648)	0	(32)
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		3,300	(114)	23	(91)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	12,280,000	(1,032)	346	(686)	139	0

							$60,548	$(20,446)	$40,102	$3,590	$(639)

Total Swap Agreements							$34,485	$(27,749)	$6,736	$3,599	$(1,343)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$848	$3,599	$4,447		$(16)	$(1,653)	$(1,343)	$(3,012)

(l)	Securities with an aggregate market value of $103,467 and cash of $4,303 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	43

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2017	$	17,688	AUD	22,524	$0	$(20)
	11/2017	AUD	22,524	$	17,682	20	0
BOA	10/2017	ILS	1,106		318	5	0
	10/2017	$	805	DKK	5,035	0	(5)
	10/2017		109,538	EUR	93,420	888	(13)
	11/2017	EUR	92,496	$	108,610	0	(886)
	11/2017	SEK	12,260		1,511	2	0
	11/2017	$	17,854	TRY	65,003	158	0
	01/2018	DKK	5,035	$	809	5	0
	07/2018	BRL	6,500		1,917	0	(67)
BPS	10/2017	AUD	22,524		17,957	289	0
	12/2017	SGD	37,626		27,639	0	(118)
CBK	10/2017	$	1,034	JPY	116,600	2	0
	10/2017		8,828	NZD	12,276	38	0
	10/2017	ZAR	27,846	$	2,121	65	0
	11/2017	JPY	1,626,600		14,738	263	(3)
	11/2017	NZD	12,276		8,823	0	(38)
	11/2017	$	11,727	COP	35,509,059	319	0
	12/2017		2,694	INR	177,549	3	0
	04/2018	BRL	10,400	$	3,139	0	(70)
	07/2018		13,000		3,867	0	(101)
DUB	10/2017		91,683		28,940	0	(8)
	10/2017	$	28,900	BRL	91,683	48	0
	12/2017	MXN	401,352	$	22,060	276	0
	01/2021	$	2,352	BRL	10,311	385	0
FBF	12/2017	TWD	814,793	$	27,296	401	0
GLM	10/2017	CAD	1,043		859	23	0
	10/2017	GBP	1,847		2,452	0	(23)
	10/2017	NOK	2,440		314	7	0
	10/2017	NZD	21,298		15,471	87	0
	10/2017	$	412	RUB	24,146	5	0
	12/2017		3,301	TWD	99,997	0	0
	07/2018	BRL	16,000	$	4,763	0	(121)
HUS	10/2017	CAD	28,628		22,962	18	0
	10/2017	DKK	5,035		776	0	(23)
	01/2021	BRL	10,311		1,590	0	(1,148)
JPM	10/2017	EUR	30,688		36,641	371	0
	10/2017	$	104,206	GBP	77,827	82	0
	11/2017	GBP	77,827	$	104,310	0	(80)
	11/2017	JPY	1,470,000		13,342	258	0
	11/2017	$	1,149	CAD	1,427	0	(5)
	12/2017		3,531	ARS	63,933	24	0
	12/2017		17,688	RUB	1,024,371	0	(96)
	07/2018	BRL	27,000	$	7,954	0	(288)
MSB	10/2017	EUR	62,732		75,605	1,462	0
	11/2017	BRL	2,737		852	0	(8)
	11/2017	JPY	1,030,000		9,352	184	0
	12/2017	$	3,311	KRW	3,795,942	6	0
	07/2018	BRL	26,800	$	7,879	0	(302)
NAB	10/2017	$	23,969	CAD	29,671	0	(189)
	11/2017	CAD	29,671	$	23,974	190	0

44	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
NGF	10/2017	BRL	91,683	$	29,032	$84	$0
	10/2017	$	28,940	BRL	91,683	8	0
	11/2017		28,918		91,683	0	(96)
SCX	10/2017	JPY	116,600	$	1,076	40	0
	12/2017	$	3,767	SGD	5,110	3	0
SOG	10/2017	GBP	89,781	$	116,599	0	(3,707)
	11/2017	NZD	9,023		6,505	0	(9)
	12/2017	KRW	30,382,659		26,856	308	0
TOR	11/2017	$	88	ARS	1,580	1	0
UAG	10/2017		18,623	GBP	13,801	0	(130)
	12/2017	HKD	12,085	$	1,548	0	(1)

Total Forward Foreign Currency Contracts						$6,328	$(7,555)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600%	02/15/2018	GBP	80,350	$573	$161
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	58,300	2,966	1,423
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	02/15/2018	GBP	72,750	509	146
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.550	02/21/2018		36,800	249	95
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.470	03/01/2018		36,100	239	136
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	109,500	5,656	2,672
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		368,300	2,090	617
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		51,750	2,488	1,321

								$14,770	$6,571

Total Purchased Options								$14,770	$6,571

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Call - OTC EUR versus USD	$	1.220	11/01/2017	EUR	13,700	$(104)	$(22)
	Call - OTC USD versus MXN	MXN	18.300	10/05/2017	$	21,000	(126)	(75)

							$(230)	$(97)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	45

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$	294,100	$(3,059)	$(1,488)
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	02/15/2018		199,000	(1,152)	(17)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.980	02/21/2018		47,700	(265)	(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		549,800	(5,842)	(2,781)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/01/2018		46,600	(268)	(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		258,600	(2,737)	(1,424)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018		79,200	(2,090)	(820)

								$(15,413)	$(6,542)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	$	103.102	10/05/2017	$	39,600	$(160)	$(66)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047		103.602	10/05/2017		79,100	(148)	(8)

							$(308)	$(74)

Total Written Options							$(15,951)	$(6,713)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.811%	$	500	$(16)	$20	$4	$0
	Colombia Government International Bond	1.000	Quarterly	06/20/2022	1.088		500	(8)	6	0	(2)
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.401		4,800	(9)	60	51	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.840		4,700	(184)	216	32	0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.811		1,100	(35)	43	8	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.923		700	(27)	29	2	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2022	1.088		450	(7)	5	0	(2)
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.654		3,050	248	67	315	0

46	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.811%	$	4,600	$(148)	$181	$33	$0
	Colombia Government International Bond	1.000	Quarterly	06/20/2022	1.088		600	(10)	8	0	(2)
	Italy Government International Bond	1.000	Quarterly	12/20/2019	0.455		22,700	(11)	290	279	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.840		2,100	(81)	95	14	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.221		2,100	(27)	5	0	(22)
	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.316		300	0	3	3	0
	Shire Acquisitions Investments Ireland DAC+	1.000	Quarterly	12/20/2021	1.079	EUR	2,500	(93)	65	0	(28)
DUB	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.811	$	100	(3)	4	1	0
	Italy Government International Bond	1.000	Quarterly	03/20/2019	0.360		10,000	(197)	294	97	0
	Italy Government International Bond	1.000	Quarterly	09/20/2019	0.432		42,800	232	258	490	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.654		5,250	431	111	542	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.811		2,600	(84)	102	18	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.221		900	(11)	2	0	(9)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.937		2,000	(98)	8	0	(90)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.811		200	(6)	7	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.923		700	(34)	36	2	0
	Italy Government International Bond	1.000	Quarterly	03/20/2019	0.360		20,700	(438)	639	201	0
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.811		1,250	(40)	49	9	0
MYC	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.681		11,800	(417)	476	59	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2019	0.810		11,800	(237)	284	47	0
	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.711		11,400	81	131	212	0
	Italy Government International Bond	1.000	Quarterly	03/20/2019	0.360		9,900	(190)	286	96	0
	Italy Government International Bond	1.000	Quarterly	12/20/2019	0.455		17,000	(8)	217	209	0
	Ohio State General Obligation Bonds, Series 2007	1.000	Quarterly	09/20/2019	0.168		3,400	99	(43)	56	0

								$(1,328)	$3,954	$2,781	$(155)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	47

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	900	$(26)	$17	$0	$(9)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	18,100	(628)	443	0	(185)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	(424)	301	0	(123)

						$(1,078)	$761	$0	$(317)

Total Swap Agreements						$(2,406)	$4,715	$2,781	$(472)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$20	$0	$0	$20	$(20)	$0	$0	$(20)	$0	$0	$0
BOA	1,058	0	87	1,145	(971)	0	(2)	(973)	172	(100)	72
BPS	289	0	10	299	(118)	0	(2)	(120)	179	(260)	(81)
BRC	0	161	641	802	0	0	(2)	(2)	800	(830)	(30)
CBK	690	1,423	3	2,116	(212)	(1,488)	(50)	(1,750)	366	(430)	(64)
DUB	709	0	588	1,297	(8)	0	0	(8)	1,289	(973)	316
FBF	401	0	0	401	0	(17)	0	(17)	384	(300)	84
GLM	122	3,049	0	3,171	(144)	(2,884)	0	(3,028)	143	(260)	(117)
GSC	0	0	0	0	0	(74)	0	(74)	(74)	0	(74)
GST	0	0	560	560	0	0	(18)	(18)	542	(470)	72
HUS	18	0	204	222	(1,171)	0	(90)	(1,261)	(1,039)	1,091	52
JPM	735	0	9	744	(469)	0	0	(469)	275	(290)	(15)
MSB	1,652	0	0	1,652	(310)	0	0	(310)	1,342	(1,605)	(263)
MYC	0	1,938	679	2,617	0	(2,250)	(185)	(2,435)	182	(538)	(356)
NAB	190	0	0	190	(189)	0	0	(189)	1	0	1
NGF	92	0	0	92	(96)	0	0	(96)	(4)	0	(4)
SCX	43	0	0	43	0	0	0	0	43	0	43
SOG	308	0	0	308	(3,716)	0	0	(3,716)	(3,408)	3,702	294
TOR	1	0	0	1	0	0	0	0	1	0	1
UAG	0	0	0	0	(131)	0	(123)	(254)	(254)	164	(90)

Total Over the Counter	$6,328	$6,571	$2,781	$15,680	$(7,555)	$(6,713)	$(472)	$(14,740)

(n)	Securities with an aggregate market value of $4,958 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

48	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$848	$848
Swap Agreements	0	9	0	0	3,590	3,599

	$0	$9	$0	$0	$4,438	$4,447

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,328	$0	$6,328
Purchased Options	0	0	0	0	6,571	6,571
Swap Agreements	0	2,781	0	0	0	2,781

	$0	$2,781	$0	$6,328	$6,571	$15,680

	$0	$2,790	$0	$6,328	$11,009	$20,127

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$16	$16
Futures	0	0	0	0	1,653	1,653
Swap Agreements	0	5	0	0	1,338	1,343

	$0	$5	$0	$0	$3,007	$3,012

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,555	$0	$7,555
Written Options	0	0	0	97	6,616	6,713
Swap Agreements	0	472	0	0	0	472

	$0	$472	$0	$7,652	$6,616	$14,740

	$0	$477	$0	$7,652	$9,623	$17,752

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	49

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(1,078)	$(1,078)
Written Options	0	0	0	0	1,903	1,903
Futures	0	0	0	0	12,767	12,767
Swap Agreements	0	(11,310)	0	0	8,256	(3,054)

	$0	$(11,310)	$0	$0	$21,848	$10,538

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$49,481	$0	$49,481
Purchased Options	0	0	0	0	(6)	(6)
Written Options	0	0	0	0	669	669
Swap Agreements	0	1,324	0	(2)	(398)	924

	$0	$1,324	$0	$49,479	$265	$51,068

	$0	$(9,986)	$0	$49,479	$22,113	$61,606

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$862	$862
Written Options	0	0	0	0	(826)	(826)
Futures	0	0	0	0	(7,681)	(7,681)
Swap Agreements	0	330	0	0	(18,239)	(17,909)

	$0	$330	$0	$0	$(25,884)	$(25,554)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(62,571)	$0	$(62,571)
Purchased Options	0	0	0	0	(7,704)	(7,704)
Written Options	0	0	0	133	10,532	10,665
Swap Agreements	0	2,114	0	0	741	2,855

	$0	$2,114	$0	$(62,438)	$3,569	$(56,755)

	$0	$2,444	$0	$(62,438)	$(22,315)	$(82,309)

50	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$8,992	$1,565	$10,557
Corporate Bonds & Notes
Banking & Finance	0	689,422	0	689,422
Industrials	0	139,067	0	139,067
Utilities	0	50,139	0	50,139
Municipal Bonds & Notes
California	0	21,260	0	21,260
Illinois	0	4,730	0	4,730
Washington	0	28,475	0	28,475
West Virginia	0	7,073	0	7,073
U.S. Government Agencies	0	212,185	0	212,185
U.S. Treasury Obligations	0	1,053,529	0	1,053,529
Non-Agency Mortgage-Backed Securities	0	450,331	36,177	486,508
Asset-Backed Securities	0	877,031	3,800	880,831
Sovereign Issues	0	122,606	0	122,606
Common Stocks
Consumer Discretionary	4	0	0	4
Convertible Preferred Securities
Banking & Finance	0	4,603	0	4,603
Short-Term Instruments
Certificates of Deposit	0	32,239	0	32,239
Argentina Treasury Bills	0	11,379	0	11,379
Japan Treasury Bills	0	35,641	0	35,641
U.S. Treasury Bills	0	282	0	282
	$4	$3,748,984	$41,542	$3,790,530

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$176,762	$0	$0	$176,762

Total Investments	$176,766	$3,748,984	$41,542	$3,967,292

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	848	3,599	0	4,447
Over the counter	0	15,680	0	15,680
	$848	$19,279	$0	$20,127

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,653)	(1,359)	0	(3,012)
Over the counter	0	(14,712)	(28)	(14,740)
	$(1,653)	$(16,071)	$(28)	$(17,752)

Total Financial Derivative Instruments	$(805)	$3,208	$(28)	$2,375

Totals	$175,961	$3,752,192	$41,514	$3,969,667

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	51

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases(1)	Net Sales(1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017(2)
Investments in Securities, at Value
Loan Participations and Assignments	$7,660	$1,602	$(7,700)	$1	$0	$2	$0	$0	$1,565	$0
Corporate Bonds & Notes
Banking & Finance	1,852	0	0	(4)	0	64	0	(1,912)	0	0
U.S. Government Agencies	209	0	(57)	3	0	3	0	(158)	0	0
Non-Agency Mortgage-Backed Securities	36,619	0	(682)	88	77	75	0	0	36,177	81
Asset-Backed Securities	0	3,800	0	0	0	0	0	0	3,800	0
Short-Term Instruments
Commercial Paper	1,499	0	(1,500)	1	0	0	0	0	0	0

	$47,839	$5,402	$(9,939)	$89	$77	$144	$0	$(2,070)	$41,542	$81

Financial Derivative Instruments - Liabilities
Over the counter	$(21)	$0	$0	$0	$0	$(7)	$0	$0	$(28)	$(16)

Totals	$47,818	$5,402	$(9,939)	$89	$77	$137	$0	$(2,070)	$41,514	$65

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$1,565	Third Party Vendor	Broker Quote	97.560-98.250
Non-Agency Mortgage-Backed Securities	29,989	Proxy Pricing	Base Price	6.900-99.875
	6,188	Third Party Vendor	Broker Quote	84.965
Asset-Backed Securities	3,800	Proxy Pricing	Base Price	100.000

Financial Derivative Instruments - Liabilities
Over the counter	(28)	Indicative Market Quotation	Broker Quote	(0.99)

Total	$41,514

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

52	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2017

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Class D, Class A, Class C and Class R shares of the PIMCO Unconstrained Bond Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	53

Notes to Financial Statements (Cont.)

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such

54	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

September 30, 2017

distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05 which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	55

Notes to Financial Statements (Cont.)

period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or

56	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

September 30, 2017

securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	57

Notes to Financial Statements (Cont.)

buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

58	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

September 30, 2017

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	59

Notes to Financial Statements (Cont.)

broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

60	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

September 30, 2017

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$584,006	$408,181	$(992,060)	$(38)	$51	$140	$682	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

Investment in PIMCO Short-Term Floating NAV Portfolio IV

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$176,548	$0	$0	$74	$176,622	$48	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements (Cont.)

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a

62	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

September 30, 2017

borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2017, the Fund had $1,800,000 in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs

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Notes to Financial Statements (Cont.)

are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at September 30, 2017 are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential

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mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a To-Be-Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are

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Notes to Financial Statements (Cont.)

reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

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(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

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Notes to Financial Statements (Cont.)

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date.

Interest Rate Swaptions  are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared

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financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

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Notes to Financial Statements (Cont.)

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds,

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which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

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Notes to Financial Statements (Cont.)

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund may decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure used to understand a security’s or Fund’s interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Fund currently faces a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, the Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of purchase or redemption requests. Large shareholder transactions may impact the Fund’s liquidity and net asset value. Such transactions may also increase the Fund’s transaction costs or otherwise cause the Fund to perform differently than intended. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

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(Unaudited)

September 30, 2017

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, seeks to minimize counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	73

Notes to Financial Statements (Cont.)

will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. MASTER ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged

74	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

September 30, 2017

or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	75

Notes to Financial Statements (Cont.)

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class P	Class D	Class A	Class C	Class R
0.60%	0.30%	0.40%	0.45%	0.45%	0.45%	0.45%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

76	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

September 30, 2017

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2017, the Distributor retained $4,268,594 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000, the valuation oversight committee lead receives an additional annual retainer of $11,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $5,750) and the governance committee chair receives an additional annual retainer of $4,500. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV. The Trust pays no compensation directly to any Trustee or any other officer who is

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	77

Notes to Financial Statements (Cont.)

affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At September 30, 2017, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2017, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$22,663	$8,925

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

78	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

September 30, 2017

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2017, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$3,034,197	$2,664,259	$164,200	$204,943

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares		Amount

Receipts for shares sold
Institutional Class	13,480	$148,433	129,993		$1,366,196
Class P	2,833	31,159	21,962		229,750
Administrative Class	0	0	11	(a)	104	(a)
Class D	1,586	17,422	1,796		19,175
Class A	1,804	19,769	1,777		18,871
Class C	356	3,919	713		7,560
Class R	47	522	203		2,128

Issued as reinvestment of distributions
Institutional Class	1,779	19,622	4,411		46,400
Class P	208	2,288	593		6,241
Administrative Class	0	0	1	(a)	13	(a)
Class D	81	897	190		1,999
Class A	143	1,571	386		4,059
Class C	79	873	250		2,627
Class R	5	50	11		117

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	79

Notes to Financial Statements (Cont.)

	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares		Amount

Cost of shares redeemed
Institutional Class	(21,420)	$(235,578)	(164,352)		$(1,720,370)
Class P	(3,869)	(42,576)	(107,118)		(1,120,470)
Administrative Class	0	0	(185	)(a)	(1,928	)(a)
Class D	(1,513)	(16,627)	(4,646)		(48,744)
Class A	(2,599)	(28,602)	(12,121)		(127,256)
Class C	(4,658)	(51,147)	(11,395)		(119,692)
Class R	(101)	(1,118)	(314)		(3,306)
Net increase (decrease) resulting from Fund share transactions	(11,759)	$(129,123)	(137,834)		$(1,436,526)
(a)	Administrative Class Shares liquidated at the close of business on January 13, 2017.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

80	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

September 30, 2017

As of its last fiscal year ended March 31, 2017, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

PIMCO Unconstrained Bond Fund

Short-Term	Long-Term
$512,984	$5,086
†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
$3,840,687	$273,154	$(145,576)	$127,578
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

16. SUBSEQUENT EVENTS

Effective October 2, 2017 the advisory fee for all classes was decreased by 0.05% to 0.55% and the supervisory and administrative fee for the share classes of the Fund were decreased by 0.05%. The new supervisory and administrative fee for each class is noted in the following table:

Share Class	New Supervisory & Administrative Fee
Institutional	0.25%
P	0.35%
D	0.40%
A	0.40%
C	0.40%
R	0.40%

In addition, effective October 2, 2017, Pacific Investment Management Company LLC has contractually agreed, through July 31, 2019, to reduce its advisory fee by 0.01% of the average daily net assets of the Fund.

There were no other subsequent events identified that require recognition or disclosure.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	81

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JPM	JPMorgan Chase Bank N.A.
BCY	Barclays Capital, Inc.	JPS	JPMorgan Securities, Inc.
BOA	Bank of America N.A.	MSB	Morgan Stanley Bank, N.A
BOS	Banc of America Securities LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	NAB	National Australia Bank Ltd.
BRC	Barclays Bank PLC	NGF	Nomura Global Financial Products, Inc.
CBK	Citibank N.A.	NOM	Nomura Securities International Inc.
DUB	Deutsche Bank AG	NXN	Natixis New York
FBF	Credit Suisse International	SCX	Standard Chartered Bank
GLM	Goldman Sachs Bank USA	SOG	Societe Generale
GSC	Goldman Sachs & Co.	TOR	Toronto Dominion Bank
GST	Goldman Sachs International	UAG	UBS AG Stamford
HUS	HSBC Bank USA N.A.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	KRW	South Korean Won
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
COP	Colombian Peso	PEN	Peruvian New Sol
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	TRY	Turkish New Lira
ILS	Israeli Shekel	TWD	Taiwanese Dollar
INR	Indian Rupee	USD (or $)	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	LIBOR01M	1 Month USD-LIBOR
ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	LIBOR03M	3 Month USD-LIBOR
BP0003M	3 Month GBP-LIBOR	MXUDI	Mexican Unidades De Inversion Index
BPSW5	5 Year GBP Swap Rate	PRIME	Daily US Prime Rate
CDOR03	3 month CDN Swap Rate	US0001M	1 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield	US0003M	3 Month USD Swap Rate
CMBX	Commercial Mortgage-Backed Index	US0006M	6 Month USD Swap Rate
COF 11	Cost of Funds - 11th District of San Francisco	US0012M	12 Month USD Swap Rate
EUR003M	3 Month EUR Swap Rate	USISDA05	5 Year USD ICE Swap Rate - 11AM
EUR006M	6 Month EUR Swap Rate	USSW10	10 Year USSW Rate
EUSA5	5 Year EUR Annual Swap Rate	USSW5	5 Year USSW Rate
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate

82	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

Other Abbreviations:
ABS	Asset-Backed Security	OAT	Obligations Assimilables du Trésor
ALT	Alternate Loan Trust	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	TBA	To-Be-Announced
CDO	Collateralized Debt Obligation	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	TBD%	Interest rate to be determined when loan settles
EURIBOR	Euro Interbank Offered Rate	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
LIBOR	London Interbank Offered Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	83

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 21–22, 2017, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2018. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2018. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2018.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the

84	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 21–22, 2017 meeting. The Independent Trustees also conducted an in-person meeting and a telephonic meeting with counsel to the Trust and the Independent Trustees on July 21, 2017 and August 18, 2017 respectively, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements the Board received comparative information on the performance as well as the fees and expenses of other peer group funds and share classes. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to potential proposed changes in advisory fees and supervisory and administrative fees for certain series of the Trust. The Board also received supplemental information regarding: profitability of the Trust and PIMCO, potential shareholder and market reaction to the fee changes, the context in which the current supervisory and administrative fees were established and the increased expenses borne by PIMCO in the process of providing administrative and supervisory services.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes

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available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management, compliance and risk management, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2016, including, but not limited to: continuing enhancement of its analytics and technology systems by upgrading hardware and software; enhancing data processing and security and development of tools and applications to support Portfolio Management, Compliance, Analytics, Risk Management, Client Reporting and Customer Relationship Management; continuing investment in its enterprise risk management function including PIMCO’s cybersecurity program; developing the PIMCO Global Advisory Board and continuing to hire new portfolio managers; expanding the Funds and Operations Group global operating model; developing a website monitoring application to ensure accurate data content; adding staff to fund accounting and financial reporting; engaging a third party to perform an independent assessment of PIMCO’s proprietary accounting application and enhancing the same system to provide portfolio managers with more timely and high quality income reporting; establishing a Fund Treasurer’s Office; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; redesigning shareholder statements to be more user friendly and enable e-delivery; and continuing expansion of the pricing portal and the proprietary performance reconciliation tool.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE

86	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 and other performance data, as available, over short- and long-term periods ended June 30, 2017 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 21–22, 2017 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their

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respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of March 31, 2017, 91%, 68% and 98% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of June 30, 2017, 82%, 84% and 91% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

88	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Funds. The Board noted that, based upon this review, PIMCO may propose advisory fee or supervisory and administrative fee changes where (i) a Fund’s long-term performance warrants additional consideration; (ii) there is a notable aid to market position; (iii) a Fund’s fee does not reflect the current level of supervision or administrative fees provided to the Fund; or (iv) PIMCO would like to change a Fund’s overall strategic positioning.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder

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services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that, as the Funds’ business has become increasingly complex, and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs, such as service provider costs, are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement

90	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Changes to Advisory Fees and Supervisory and Administration Fees

The Board considered PIMCO’s proposals to increase the supervisory and administrative fees for all classes of the PIMCO Income Fund and Class D for each of the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and the PIMCO Total Return Fund. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering these proposals the Board noted that PIMCO is continuing waivers for certain Funds.

The Board considered the following factors in connection with the increase in the supervisory and administrative fees for all classes of the PIMCO Income Fund: additional supervisory services provided to the Fund; additional data provided in meeting materials; PIMCO senior management time, resources, and oversight provided in connection with overseeing the distinct process and governance structure for managing the Fund’s level dividend strategy; and the potential impact of the fee increase on PIMCO’s profitability. The Board further considered the growth in PIMCO Income Fund assets under management and the Fund’s implementation of a more sophisticated strategy as factors contributing to the need for additional supervisory and administrative resources. In reviewing the higher proposed fee increase for Class D shares of the Income Fund as compared to other share classes, the Trustees also considered the factors discussed below in connection with the fee increase for Class D of certain Funds as the primary drivers for the higher fee increase for Class D shares of the Income Fund.

In considering the proposed fee increase for Class D of certain Funds, the Board reviewed data comparing each of the PIMCO Income Fund, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Total Return Fund fees to their respective “Peer Groups.” The Board noted that the Class D fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Trustees took into account the following primary drivers for the fee increase for Class D of certain Funds: (i) the current Class D pricing does not appropriately

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account for payments by PIMCO to third parties for sub-transfer agent and sub-accounting services, which payments are trending upward, and (ii) the current legacy pricing of this share class does not adequately include the larger supervisory services necessary to oversee intermediaries.

In considering the proposal to increase the supervisory and administrative fee for Class D of the PIMCO Total Return Fund, the Board noted that the fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering the proposed fee increase the Board reviewed data comparing each of the PIMCO Total Return Fund fees to their respective “Peer Groups.” The Trustees also considered the factors discussed above in connection with the fee increase for Class D of certain Funds as the primary drivers for the fee increase. The Board then discussed the proposed reduction by five basis points of the supervisory and administrative fee for Class A of the PIMCO Total Return Fund. The Board noted PIMCO’s belief that the then current supervisory and administrative fees for the PIMCO Total Return Fund Class A are appropriate in light of the comprehensive supervisory and administrative services performed by PIMCO and associated risks borne by PIMCO with respect to Class A shares of the Fund. The Board noted that, notwithstanding the appropriateness of the then current supervisory and administrative fee, in order to enhance the Fund’s competitive positioning, PIMCO was proposing the five basis point reduction in Class A share supervisory and administrative fees. The Board also noted that if the Class A share and Class D share proposals were both approved, the supervisory and administrative fees for Class A shares and Class D shares of the PIMCO Total Return Fund would be aligned.

The Board considered PIMCO’s proposal to reduce the advisory fee for each of the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Global Advantage® Strategy Bond Fund by five basis points. The Board noted that the reduction of the advisory fee for the PIMCO Global Advantage® Strategy Bond Fund was being proposed in connection with other proposed and upcoming changes to the Fund’s benchmarks. The Board also considered that the proposed reduction in advisory fees for these Funds is in response to each Fund’s challenged performance history and is intended to result in a potential positive reaction from a marketing perspective.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Unconstrained Bond Fund by five basis points, reduce the supervisory and administrative fee by five basis points for each share class of the Fund, and waive the Fund’s advisory fee by one basis point for an initial term through July 31, 2019. The Board considered that the purpose of the proposal is to improve strategic positioning for the Fund. The Board noted that all reductions, increases and fee waivers discussed above would be effective October 2, 2017.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, after the proposals to increase or decrease the fees (as applicable), are reasonable.

92	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year due to decreased corporate expenses and expenses paid to third parties. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board further noted PIMCO’s engagement of a third party to review and to make recommendations regarding PIMCO’s processes supporting its profitability estimation materials. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

94	PIMCO UNCONSTRAINED BOND FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4025SAR_093017

PIMCO Funds

Semiannual Report

September 30, 2017

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2017, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

During the first half of the reporting period, most risk assets generally gained while global interest rates adjusted higher. Geopolitics, including elections in several countries as well as political controversy in both the U.S. and Brazil, dominated headlines and contributed to brief periods of market volatility. In the U.S., the Federal Reserve (“Fed”) raised the Federal Funds Rate in June by 0.25% to a range of 1.00% to 1.25%, and unveiled details of its plan to gradually unwind its balance sheet. The Fed continued to move away from “zero bound” interest rates as financial conditions eased. As a result, the U.S. Treasury yield curve flattened as front-end yields rose while longer-term interest rates fell, partly reflecting tepid inflationary trends and falling oil prices. A perceived hawkish shift in tone from other major central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”), and the Bank of Canada (“BOC”), helped move most developed market (“DM”) yields higher even as longer-term U.S. interest rates actually fell during this period.

During the second half of the reporting period, geopolitical uncertainties continued, including escalating tensions between the U.S. and North Korea and political turmoil in the U.S., which weighed on yields early in the second quarter, though risk assets were generally resilient. Meanwhile, DM central banks shifted towards a reduction in accommodation that pushed DM yields higher toward the end of the period: For example, the Fed detailed plans to unwind its balance sheet, the BOE and ECB suggested reduced stimulus on the horizon, and the BOC raised interest rates twice after a seven-year gap. Still, the fundamental backdrop remained largely intact and the broader risk rally continued as equities marched higher, credit spreads tightened, and emerging market (“EM”) assets strengthened.

Financial market highlights of the six-month reporting period include:

∎

U.S. Treasury yields rose across the front-end of the yield curve partly due to the Fed’s interest rate hikes, but declined across intermediate and longer-term maturities. The yield on the benchmark ten-year U.S. Treasury note was 2.33% at the end of the reporting period, down from 2.40% on March 31, 2017 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.58% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.31% over the reporting period.

2	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

∎

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 0.46% over the reporting period, as represented by the Bloomberg Barclays U.S. TIPS Index. Real yields rose sharply at the front-end of the real yield curve as the Fed raised interest rates twice in March and again in June. The Fed maintained its hawkish tone at its September meeting as it unveiled plans for balance sheet normalization and reiterated intentions of another interest rate hike later in the year. Breakeven rates dipped lower across all maturities as weak Consumer Price Index (“CPI”) reports and tepid wage growth outweighed a recovery in crude oil prices later in the reporting period.

∎

Diversified commodities posted modest losses, as represented by the Bloomberg Commodity Index Total Return, which declined 0.56% over the reporting period. Within energy, gains in gasoline products were offset by losses in natural gas, which sold off on high production data. Within agriculture, soft commodities notably underperformed as sugar spent the first half of the year reversing 2016 gains and was further weighed down by political scandals in Brazil, a large sugar producer. Base metals pushed higher from continued expansionary Chinese activity and a weaker U.S. dollar.

∎

Agency mortgage-backed securities (“MBS”) returned 1.84% over the reporting period, as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index. Despite investor anticipation of Fed balance sheet tapering later in the year, the asset class outperformed like-duration U.S. Treasuries, as interest rates remained range-bound and refinancing was low. Non-Agency MBS continued to perform well due to improving housing fundamentals, limited new issuance, and sustained investor risk appetite.

∎

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 3.73% over the reporting period. Investment grade credit spreads tightened due to corporate earnings strength, relatively low volatility, and strong investor demand for high grade retail mutual funds and exchange-traded funds (“ETFs”). The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 4.22% over the reporting period, benefiting from strong returns from the financial sector, namely banking and insurance.

∎

Tax-exempt municipal bonds returned 3.04% over the reporting period, as represented by the Bloomberg Barclays Municipal Bond Index. The municipal bond market benefited from favorable technical dynamics as the prospects for near-term tax reform declined during the period. High yield municipal bonds outperformed modestly despite a drawdown in Puerto Rico debt following the devastation of Hurricane Maria.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	3

Chairman’s Letter (Cont.)

∎

EM debt sectors generally benefited from improving fundamentals as growth remained positive and inflationary pressures waned. External headwinds also receded, with commodity prices remaining range-bound, China finding near-term stability, and the threat of protectionist trade policy fading. Robust inflows into the EM asset class provided an additional boost to performance during the reporting period. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.65% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 7.30% over the reporting period.

∎

Global equities generally posted positive returns in response to continued supportive central bank policies and healthy investor risk appetite. U.S. equities, as represented by the S&P 500 Index, returned 7.71% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 14.66% over the reporting period. Global equities, as represented by the MSCI World Index, returned 9.06% over the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2017

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

Important Information About the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short exposure risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset,

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	5

Important Information About the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson

6	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	12/02/92	12/02/92	04/30/08	01/28/97	04/08/98	01/20/97	01/20/97	12/31/02	Non-diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	7

Important Information About the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

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SEMIANNUAL REPORT	SEPTEMBER 30, 2017	9

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class	1.84%	1.62%	4.70%	6.64%	7.33%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class P	1.79%	1.52%	4.60%	6.53%	7.23%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Administrative Class	1.72%	1.37%	4.44%	6.37%	7.07%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class D	1.64%	1.22%	4.29%	6.21%	6.88%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A	1.64%	1.22%	4.28%	6.19%	6.87%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	(2.17)%	(2.58)%	3.49%	5.79%	6.70%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C	1.43%	0.57%	3.53%	5.41%	6.08%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	0.43%	(0.43)%	3.53%	5.41%	6.08%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class R	1.52%	0.97%	4.03%	5.93%	6.60%
Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index	1.27%	(0.55)%	3.74%	4.29%	5.94%
Lipper International Income Funds Average	4.04%	2.73%	1.05%	4.06%	5.56%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 11/30/1992.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end, were 0.55% for the Institutional Class shares, 0.65% for Class P shares, 0.80% for Administrative Class shares, 0.95% for Class D shares, 0.95% for Class A shares, 1.70% for Class C shares, and 1.20% for Class R shares. Details regarding changes to the any Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

Institutional Class - PFORX	Class P - PFBPX	Administrative Class - PFRAX	Class D - PFODX
Class A - PFOAX	Class C - PFOCX	Class R - PFRRX

Geographic Breakdown as of 09/30/2017†§

United States‡	24.5%
Japan	23.3%
Denmark	9.6%
United Kingdom	7.3%
Sweden	5.0%
Canada	4.5%
Italy	4.5%
Cayman Islands	3.7%
France	3.7%
Spain	2.4%
Switzerland	1.5%
Brazil	1.3%
Netherlands	1.2%
Saudi Arabia	1.0%
Other	6.5%

†	% of Investments, at value.
§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Holdings of non-agency mortgage-backed securities contributed to performance, as total returns in these securities were positive during the reporting period.

»	U.S. interest rate strategies contributed to relative performance, particularly due to underweight exposure to the front end of the U.S. yield curve and as front-end U.S. interest rates rose.

»	Covered bonds contributed to performance, as total returns in these securities were positive during the reporting period.
»	Underweight exposure to investment grade corporate bond spread duration detracted from relative performance, as spreads tightened.

»	Exposure to Brazilian duration detracted from performance, as yields rose over the first half of the reporting period.

»

Canadian interest rate strategies detracted from relative performance, particularly due to overweight exposure to the front end of the Canadian yield curve and as front-end Canadian interest rates rose.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	11

Expense Example PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2017 to September 30, 2017 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,018.40	$2.87	$1,000.00	$1,022.09	$2.87	0.57%
Class P	1,000.00	1,017.90	3.37	1,000.00	1,021.59	3.38	0.67
Administrative Class	1,000.00	1,017.20	4.12	1,000.00	1,020.84	4.13	0.82
Class D	1,000.00	1,016.40	4.88	1,000.00	1,020.09	4.89	0.97
Class A	1,000.00	1,016.40	4.88	1,000.00	1,020.09	4.89	0.97
Class C	1,000.00	1,014.30	8.64	1,000.00	1,016.36	8.65	1.72
Class R	1,000.00	1,015.20	6.13	1,000.00	1,018.85	6.14	1.22

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

Benchmark Descriptions

Index*	Benchmark Descriptions

Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index	Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds and Canadian Government securities. The index launched on 1/1/1998. The index performance shown prior to that date is calculated using the JPMorgan GBI Global ex-US Index Hedged in USD, which was the Fund’s primary benchmark index from the Fund’s inception until 12/1/2015.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	13

Financial Highlights PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
04/01/2017 - 09/30/2017+	$10.50	$0.09	$0.10	$0.19	$(0.06)	$0.00	$0.00	$(0.06)
03/31/2017	10.16	0.20	0.29	0.49	(0.15)	0.00	0.00	(0.15)
03/31/2016	11.01	0.19	(0.15)	0.04	(0.69)	(0.17)	(0.03)	(0.89)
03/31/2015	10.72	0.25	0.92	1.17	(0.84)	(0.04)	0.00	(0.88)
03/31/2014	10.90	0.28	(0.09)	0.19	(0.25)	(0.12)	0.00	(0.37)
03/31/2013	10.75	0.31	0.78	1.09	(0.48)	(0.46)	0.00	(0.94)

Class P
04/01/2017 - 09/30/2017+	10.50	0.08	0.11	0.19	(0.06)	0.00	0.00	(0.06)
03/31/2017	10.16	0.18	0.30	0.48	(0.14)	0.00	0.00	(0.14)
03/31/2016	11.01	0.18	(0.15)	0.03	(0.68)	(0.17)	(0.03)	(0.88)
03/31/2015	10.72	0.24	0.92	1.16	(0.83)	(0.04)	0.00	(0.87)
03/31/2014	10.90	0.27	(0.09)	0.18	(0.24)	(0.12)	0.00	(0.36)
03/31/2013	10.75	0.30	0.78	1.08	(0.47)	(0.46)	0.00	(0.93)

Administrative Class
04/01/2017 - 09/30/2017+	10.50	0.08	0.10	0.18	(0.05)	0.00	0.00	(0.05)
03/31/2017	10.16	0.17	0.29	0.46	(0.12)	0.00	0.00	(0.12)
03/31/2016	11.01	0.16	(0.15)	0.01	(0.66)	(0.17)	(0.03)	(0.86)
03/31/2015	10.72	0.22	0.92	1.14	(0.81)	(0.04)	0.00	(0.85)
03/31/2014	10.90	0.26	(0.09)	0.17	(0.23)	(0.12)	0.00	(0.35)
03/31/2013	10.75	0.29	0.77	1.06	(0.45)	(0.46)	0.00	(0.91)

Class D
04/01/2017 - 09/30/2017+	10.50	0.07	0.10	0.17	(0.04)	0.00	0.00	(0.04)
03/31/2017	10.16	0.15	0.29	0.44	(0.10)	0.00	0.00	(0.10)
03/31/2016	11.01	0.15	(0.15)	0.00	(0.65)	(0.17)	(0.03)	(0.85)
03/31/2015	10.72	0.20	0.92	1.12	(0.79)	(0.04)	0.00	(0.83)
03/31/2014	10.90	0.24	(0.09)	0.15	(0.21)	(0.12)	0.00	(0.33)
03/31/2013	10.75	0.26	0.78	1.04	(0.43)	(0.46)	0.00	(0.89)

Class A
04/01/2017 - 09/30/2017+	10.50	0.07	0.10	0.17	(0.04)	0.00	0.00	(0.04)
03/31/2017	10.16	0.16	0.28	0.44	(0.10)	0.00	0.00	(0.10)
03/31/2016	11.01	0.15	(0.15)	0.00	(0.65)	(0.17)	(0.03)	(0.85)
03/31/2015	10.72	0.21	0.91	1.12	(0.79)	(0.04)	0.00	(0.83)
03/31/2014	10.90	0.24	(0.09)	0.15	(0.21)	(0.12)	0.00	(0.33)
03/31/2013	10.75	0.26	0.78	1.04	(0.43)	(0.46)	0.00	(0.89)

14	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.63	1.84%	$5,060,915	0.57	%*	0.57	%*	0.50	%*	0.50	%*	1.67	%*	61%
10.50	4.80	4,934,256	0.55		0.55		0.50		0.50		1.87		252
10.16	0.59	4,963,502	0.51		0.51		0.50		0.50		1.84		313
11.01	11.19	6,278,009	0.52		0.52		0.50		0.50		2.30		317
10.72	1.89	4,911,601	0.52		0.52		0.50		0.50		2.67		175
10.90	10.39	4,294,911	0.53		0.53		0.50		0.50		2.78		383

10.63	1.79	1,634,288	0.67	*	0.67	*	0.60	*	0.60	*	1.58	*	61
10.50	4.70	1,467,122	0.65		0.65		0.60		0.60		1.71		252
10.16	0.49	943,560	0.61		0.61		0.60		0.60		1.71		313
11.01	11.08	1,029,451	0.62		0.62		0.60		0.60		2.15		317
10.72	1.79	573,320	0.62		0.62		0.60		0.60		2.57		175
10.90	10.28	521,941	0.63		0.63		0.60		0.60		2.69		383

10.63	1.72	103,015	0.82	*	0.82	*	0.75	*	0.75	*	1.43	*	61
10.50	4.54	92,478	0.80		0.80		0.75		0.75		1.59		252
10.16	0.34	72,063	0.76		0.76		0.75		0.75		1.52		313
11.01	10.92	42,514	0.77		0.77		0.75		0.75		1.99		317
10.72	1.64	17,829	0.77		0.77		0.75		0.75		2.42		175
10.90	10.12	16,999	0.78		0.78		0.75		0.75		2.61		383

10.63	1.64	1,084,632	0.97	*	0.97	*	0.90	*	0.90	*	1.27	*	61
10.50	4.38	1,177,312	0.95		0.95		0.90		0.90		1.46		252
10.16	0.19	1,105,451	0.91		0.91		0.90		0.90		1.42		313
11.01	10.75	1,065,941	0.92		0.92		0.90		0.90		1.83		317
10.72	1.49	507,192	0.92		0.92		0.90		0.90		2.27		175
10.90	9.96	421,030	0.93		0.93		0.90		0.90		2.37		383

10.63	1.64	456,917	0.97	*	0.97	*	0.90	*	0.90	*	1.27	*	61
10.50	4.38	454,901	0.95		0.95		0.90		0.90		1.52		252
10.16	0.19	495,704	0.91		0.91		0.90		0.90		1.41		313
11.01	10.75	444,228	0.92		0.92		0.90		0.90		1.93		317
10.72	1.49	375,436	0.92		0.92		0.90		0.90		2.27		175
10.90	9.96	395,649	0.93		0.93		0.90		0.90		2.40		383

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	15

Financial Highlights PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Class C
04/01/2017 - 09/30/2017+	$10.49	$0.03	$0.12	$0.15	$(0.00)	$0.00	$0.00	$(0.00)
03/31/2017	10.16	0.07	0.29	0.36	(0.03)	0.00	0.00	(0.03)
03/31/2016	11.01	0.07	(0.15)	(0.08)	(0.57)	(0.17)	(0.03)	(0.77)
03/31/2015	10.72	0.12	0.92	1.04	(0.71)	(0.04)	0.00	(0.75)
03/31/2014	10.90	0.16	(0.09)	0.07	(0.13)	(0.12)	0.00	(0.25)
03/31/2013	10.75	0.18	0.78	0.96	(0.35)	(0.46)	0.00	(0.81)

Class R
04/01/2017 - 09/30/2017+	10.50	0.05	0.11	0.16	(0.03)	0.00	0.00	(0.03)
03/31/2017	10.16	0.13	0.29	0.42	(0.08)	0.00	0.00	(0.08)
03/31/2016	11.01	0.12	(0.15)	(0.03)	(0.62)	(0.17)	(0.03)	(0.82)
03/31/2015	10.72	0.18	0.92	1.10	(0.77)	(0.04)	0.00	(0.81)
03/31/2014	10.90	0.22	(0.10)	0.12	(0.18)	(0.12)	0.00	(0.30)
03/31/2013	10.75	0.23	0.79	1.02	(0.41)	(0.46)	0.00	(0.87)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

16	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.64	1.43%	$82,096	1.72	%*	1.72	%*	1.65	%*	1.65	%*	0.51	%*	61%
10.49	3.50	103,486	1.70		1.70		1.65		1.65		0.70		252
10.16	(0.54)	91,505	1.66		1.66		1.65		1.65		0.67		313
11.01	9.94	79,910	1.67		1.67		1.65		1.65		1.13		317
10.72	0.73	52,311	1.67		1.67		1.65		1.65		1.52		175
10.90	9.14	55,877	1.68		1.68		1.65		1.65		1.64		383

10.63	1.52	48,227	1.22	*	1.22	*	1.15	*	1.15	*	1.02	*	61
10.50	4.12	45,852	1.20		1.20		1.15		1.15		1.21		252
10.16	(0.06)	41,007	1.16		1.16		1.15		1.15		1.17		313
11.01	10.48	37,816	1.17		1.17		1.15		1.15		1.66		317
10.72	1.23	27,215	1.17		1.17		1.15		1.15		2.03		175
10.90	9.68	23,357	1.18		1.18		1.15		1.15		2.13		383

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	17

Statement of Assets and Liabilities PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$10,445,540
Investments in Affiliates	113
Financial Derivative Instruments
Exchange-traded or centrally cleared	11,559
Over the counter	171,842
Cash	4,328
Deposits with counterparty	8,983
Foreign currency, at value	35,897
Receivable for investments sold	3,178,048
Receivable for TBA investments sold	510,018
Receivable for Fund shares sold	17,684
Interest and/or dividends receivable	47,057
Dividends receivable from Affiliates	1
Total Assets	14,431,070

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,402,978
Payable for sale-buyback transactions	32,619
Payable for short sales	3,752
Financial Derivative Instruments
Exchange-traded or centrally cleared	10,263
Over the counter	122,022
Payable for investments purchased	3,338,571
Payable for investments in Affiliates purchased	1
Payable for TBA investments purchased	998,715
Deposits from counterparty	38,888
Payable for Fund shares redeemed	7,358
Distributions payable	1,424
Accrued investment advisory fees	1,797
Accrued supervisory and administrative fees	2,150
Accrued distribution fees	317
Accrued servicing fees	125
Total Liabilities	5,960,980

Net Assets	$8,470,090

Net Assets Consist of:
Paid in capital	$8,335,504
Undistributed (overdistributed) net investment income	16,512
Accumulated undistributed net realized gain (loss)	(86,340)
Net unrealized appreciation (depreciation)	204,414

Net Assets	$8,470,090

Cost of investments in securities	$10,142,549
Cost of investments in Affiliates	$113
Cost of foreign currency held	$35,955
Proceeds received on short sales	$3,754
Cost or premiums of financial derivative instruments, net	$(15,838)

* Includes repurchase agreements of:	$55,921

18	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2017 (Unaudited)

Net Assets:
Institutional Class	$5,060,915
Class P	1,634,288
Administrative Class	103,015
Class D	1,084,632
Class A	456,917
Class C	82,096
Class R	48,227
Shares Issued and Outstanding:
Institutional Class	475,888
Class P	153,676
Administrative Class	9,687
Class D	101,991
Class A	42,965
Class C	7,718
Class R	4,535
Net Asset Value Per Share Outstanding:
Institutional Class	$10.63
Class P	10.63
Administrative Class	10.63
Class D	10.63
Class A	10.63
Class C	10.64
Class R	10.63

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	19

Statement of Operations PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest	$93,570
Dividends	76
Dividends from Investments in Affiliates	122
Total Income	93,768

Expenses:
Investment advisory fees	10,443
Supervisory and administrative fees	12,522
Distribution and/or servicing fees - Administrative Class	118
Distribution and/or servicing fees - Class D	1,420
Distribution fees - Class C	325
Distribution fees - Class R	59
Servicing fees - Class A	575
Servicing fees - Class C	108
Servicing fees - Class R	59
Trustee fees	18
Interest expense	2,912
Miscellaneous expense	25
Total Expenses	28,584

Net Investment Income (Loss)	65,184

Net Realized Gain (Loss):
Investments in securities	45,343
Investments in Affiliates	28
Exchange-traded or centrally cleared financial derivative instruments	112,093
Over the counter financial derivative instruments	(137,853)
Short sales	4
Foreign currency	9,311

Net Realized Gain (Loss)	28,926

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	257,139
Exchange-traded or centrally cleared financial derivative instruments	(143,014)
Over the counter financial derivative instruments	30,468
Short sales	19
Foreign currency assets and liabilities	(85,628)

Net Change in Unrealized Appreciation (Depreciation)	58,984

Net Increase (Decrease) in Net Assets Resulting from Operations	$153,094

20	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$65,184	$136,487
Net realized gain (loss)	28,926	139,521
Net change in unrealized appreciation (depreciation)	58,984	78,932

Net Increase (Decrease) in Net Assets Resulting from Operations	153,094	354,940

Distributions to Shareholders:
From net investment income
Institutional Class	(29,794)	(69,483)
Class P	(8,609)	(12,089)
Administrative Class	(450)	(945)
Class D	(4,524)	(11,944)
Class A	(1,837)	(4,636)
Class C	0	(242)
Class R	(129)	(325)

Total Distributions(a)	(45,343)	(99,664)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	86,932	307,339

Total Increase (Decrease) in Net Assets	194,683	562,615

Net Assets:
Beginning of period	8,275,407	7,712,792
End of period*	$8,470,090	$8,275,407

*Including undistributed (overdistributed) net investment income of:	$16,512	$(3,329)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	21

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 123.3%

AUSTRALIA 0.3%

CORPORATE BONDS & NOTES 0.2%
National Australia Bank Ltd.
2.250% due 03/16/2021		$10,350	$10,359
Westpac Banking Corp.
1.850% due 11/26/2018		10,100	10,106

			20,465

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Puma SE
2.500% (BBSW1M + 0.900%) due 05/13/2045 ~	AUD	4,089	3,209

SOVEREIGN ISSUES 0.1%
New South Wales Treasury Corp.
2.750% due 11/20/2025 (f)		8,763	7,704

Total Australia (Cost $33,461)			31,378

BELGIUM 0.3%

CORPORATE BONDS & NOTES 0.3%
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		$22,200	22,604

Total Belgium (Cost $22,563)			22,604

BRAZIL 1.6%

CORPORATE BONDS & NOTES 0.6%
Petrobras Global Finance BV
4.375% due 05/20/2023		$2,100	2,081
5.999% due 01/27/2028		26,502	26,535
6.125% due 01/17/2022		12,100	13,038
7.250% due 03/17/2044		900	940
7.375% due 01/17/2027		10,600	11,692

			54,286

SOVEREIGN ISSUES 1.0%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (e)	BRL	96,400	29,910
0.000% due 04/01/2018 (e)		171,900	52,480

			82,390

Total Brazil (Cost $136,510)			136,676

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CANADA 5.7%

CORPORATE BONDS & NOTES 1.2%
Agrium, Inc.
6.750% due 01/15/2019		$4,000	$4,235
Bank of Nova Scotia
1.875% due 04/26/2021		33,900	33,494
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~		6,700	6,757
Royal Bank of Canada
2.200% due 09/23/2019		4,300	4,323
2.300% due 03/22/2021		22,000	22,081
Toronto-Dominion Bank
2.500% due 01/18/2023		29,300	29,492

			100,382

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canadian Mortgage Pools
1.372% due 06/01/2020	CAD	8,323	6,665
1.572% due 07/01/2020		20,693	16,638
1.572% due 08/01/2020		7,716	6,204

			29,507

SOVEREIGN ISSUES 4.1%
Canada Government International Bond
1.500% due 12/01/2044 (f)		10,152	9,475
Province of Alberta
1.250% due 06/01/2020 (j)		35,000	27,596
2.350% due 06/01/2025		33,600	26,345
Province of British Columbia
2.300% due 06/18/2026		7,400	5,762
Province of Ontario
2.500% due 04/27/2026		$4,000	3,940
2.600% due 06/02/2025 (j)	CAD	229,400	183,534
3.150% due 06/02/2022		3,400	2,841
3.500% due 06/02/2024		50,000	42,539
Province of Quebec
3.000% due 09/01/2023		19,200	15,923
3.500% due 12/01/2022		6,500	5,527
4.250% due 12/01/2021 (j)		8,800	7,655
5.000% due 12/01/2038		8,100	8,228
6.000% due 10/01/2029		3,200	3,349

			342,714

Total Canada (Cost $471,716)			472,603

22	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CAYMAN ISLANDS 4.6%

ASSET-BACKED SECURITIES 4.5%
Apidos CLO
2.433% (US0003M + 1.120%) due 07/22/2026 ~	$12,000	$12,021
Ares CLO Ltd.
2.497% (US0003M + 1.180%) due 08/28/2025 ~	8,500	8,519
Atlas Senior Loan Fund Ltd.
2.554% (US0003M + 1.250%) due 10/15/2026 ~	20,300	20,388
Blue Hill CLO Ltd.
2.484% (US0003M + 1.180%) due 01/15/2026 ~	13,400	13,451
Bowman Park CLO Ltd.
2.494% (US0003M + 1.180%) due 11/23/2025 ~	19,500	19,614
Carlyle Global Market Strategies CLO Ltd.
2.467% (US0003M + 1.150%) due 07/27/2026 ~	14,400	14,482
Cent CLO Ltd.
2.527% (US0003M + 1.210%) due 07/27/2026 ~	7,700	7,730
CIFC Funding Ltd.
2.247% (US0001M + 1.020%) due 10/24/2025 ~	24,700	24,750
2.517% (US0003M + 1.200%) due 05/24/2026 ~	17,500	17,609
Emerson Park CLO Ltd.
2.284% (US0003M + 0.980%) due 07/15/2025 ~	14,300	14,346
Flatiron CLO Ltd.
2.338% (US0003M + 1.180%) due 07/17/2026 ~	21,600	21,653
Fortress Credit BSL Ltd.
2.456% (US0003M + 1.150%) due 10/19/2025 ~	9,400	9,404
Galaxy CLO Ltd.
2.444% (US0003M + 1.130%) due 11/16/2025 ~	16,700	16,766
Hildene CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~	5,900	5,935
2.486% (US0003M + 1.180%) due 07/19/2026 ~	12,500	12,556
ICG U.S. CLO Ltd.
2.494% (US0003M + 1.190%) due 10/15/2026 ~	12,500	12,544
JMP Credit Advisors CLO Ltd.
2.544% (US0003M + 1.240%) due 10/17/2025 ~	21,300	21,401

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MP CLO Ltd.
2.554% (US0003M + 1.250%) due 07/18/2026 ~		$15,600	$15,671
Nelder Grove CLO Ltd.
2.611% (US0003M + 1.300%) due 08/28/2026 ~		14,000	14,069
NewMark Capital Funding CLO Ltd.
2.516% (US0003M + 1.220%) due 06/30/2026 ~		2,400	2,401
Northwoods Capital Ltd.
2.393% (US0003M + 1.080%) due 11/04/2025 ~		5,100	5,110
Oaktree CLO Ltd.
2.527% (US0003M + 1.220%) due 10/20/2026 ~		8,500	8,530
Octagon Investment Partners Ltd.
2.404% (US0003M + 1.100%) due 04/15/2026 ~		5,100	5,108
OHA Credit Partners Ltd.
2.317% (US0003M + 1.010%) due 10/20/2025 ~		10,000	10,027
Regatta Funding Ltd.
2.474% (US0003M + 1.160%) due 10/25/2026 ~		11,200	11,208
Sound Point CLO Ltd.
2.294% (US0003M + 0.990%) due 07/15/2025 ~		9,059	9,077
2.407% (US0003M + 1.100%) due 01/21/2026 ~		12,500	12,553
Sudbury Mill CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~		10,750	10,769
Symphony CLO LP
2.404% (US0003M + 1.100%) due 01/09/2023 ~		3,698	3,705
Symphony CLO Ltd.
2.484% (US0003M + 1.180%) due 10/17/2026 ~		6,400	6,441
TICP CLO Ltd.
2.467% (US0003M + 1.160%) due 07/20/2026 ~		10,000	10,015

			377,853

CORPORATE BONDS & NOTES 0.1%
KSA Sukuk Ltd.
2.894% due 04/20/2022		7,600	7,646
SMFG Preferred Capital Ltd.
10.231% (BP0006M + 6.000%) due 01/25/2029 ~(g)	GBP	2,000	4,339

			11,985

Total Cayman Islands (Cost $388,393)			389,838

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	23

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CHINA 0.0%

SOVEREIGN ISSUES 0.0%
China Development Bank
5.840% due 01/03/2019	CNY	4,388	$676
China Government International Bond
3.380% due 05/23/2023		4,600	683
4.080% due 08/22/2023		4,600	708

Total China (Cost $2,149)			2,067

CZECH REPUBLIC 0.2%

SOVEREIGN ISSUES 0.2%
Czech Republic Government International Bond
0.850% due 03/17/2018	CZK	415,700	19,019

Total Czech Republic (Cost $16,718)			19,019

DENMARK 11.8%

CORPORATE BONDS & NOTES 11.8%
BRFkredit A/S
1.000% due 01/01/2018	DKK	208,100	33,212
2.000% due 10/01/2017		181,300	28,797
2.000% due 10/01/2047		168,960	26,949
2.500% due 10/01/2047		10,967	1,807
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018		146,600	23,465
2.000% due 10/01/2017		34,700	5,512
2.000% due 01/01/2018		74,100	11,840
2.000% due 10/01/2047		131,688	20,937
2.500% due 10/01/2037		15,466	2,603
2.500% due 10/01/2047		37,607	6,203
Nykredit Realkredit A/S
1.000% due 10/01/2017		102,900	16,344
1.000% due 04/01/2018		209,300	33,502
2.000% due 10/01/2017		206,200	32,752
2.000% due 04/01/2018		324,300	52,144
2.000% due 10/01/2037		126,035	20,742
2.000% due 10/01/2047		1,325,103	210,604
2.500% due 10/01/2037		206,245	34,607
2.500% due 10/01/2047		498,249	82,102
Realkredit Danmark A/S
1.000% due 01/01/2018		372,400	59,361
1.000% due 04/01/2018		897,900	143,702
2.000% due 01/01/2018		36,400	5,815
2.000% due 04/01/2018		92,900	14,938
2.000% due 10/01/2037		54,209	8,928
2.000% due 10/01/2047		542,088	86,156
2.500% due 10/01/2037		41,212	6,922
2.500% due 10/01/2047		170,039	28,060

Total Denmark (Cost $915,528)			998,004

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FRANCE 4.5%

CORPORATE BONDS & NOTES 1.7%
Credit Agricole S.A.
8.125% (USSW5 + 6.283%) due 09/19/2033 ~		$10,488	$11,044
Dexia Credit Local S.A.
0.750% due 01/25/2023	EUR	14,500	17,585
1.875% due 03/28/2019		$12,500	12,487
1.875% due 01/29/2020		5,500	5,477
1.875% due 09/15/2021		43,000	42,196
2.000% due 01/22/2021	EUR	19,500	24,649
2.250% due 02/18/2020		$22,400	22,447
Electricite de France S.A.
2.150% due 01/22/2019		2,900	2,912
Societe Generale S.A.
8.250% (USSW5 + 6.394%) due 11/29/2018 ~(g)		3,700	3,921

			142,718

SOVEREIGN ISSUES 2.8%
France Government International Bond
1.250% due 05/25/2036 (j)	EUR	18,100	20,681
2.000% due 05/25/2048 (j)		128,800	157,966
3.250% due 05/25/2045 (j)		38,900	61,282

			239,929

Total France (Cost $352,900)			382,647

GERMANY 0.9%

CORPORATE BONDS & NOTES 0.9%
Deutsche Bank AG
4.250% due 10/14/2021		$37,700	39,537
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		4,600	4,564
Landwirtschaftliche Rentenbank
4.750% due 03/12/2019	NZD	20,900	15,618
5.375% due 04/23/2024		15,000	12,027

			71,746

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Techem GmbH
TBD% due 07/31/2024	EUR	1,500	1,786

Total Germany (Cost $74,627)			73,532

GREECE 0.1%

CORPORATE BONDS & NOTES 0.1%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	3,400	4,018

Total Greece (Cost $3,703)			4,018

24	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GUERNSEY, CHANNEL ISLANDS 0.2%

CORPORATE BONDS & NOTES 0.2%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$16,800	$17,407

Total Guernsey, Channel Islands (Cost $16,760)			17,407

IRELAND 0.7%

ASSET-BACKED SECURITIES 0.2%
Castle Park CLO
0.669% (EUR003M + 1.000%) due 01/15/2028 ~	EUR	1,300	1,537
CVC Cordatus Loan Fund Ltd.
0.780% (EUR006M + 0.780%) due 01/24/2028 ~		10,000	11,843

			13,380

CORPORATE BONDS & NOTES 0.1%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$700	716
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		6,800	6,789
2.400% due 09/23/2021		1,900	1,895

			9,400

SOVEREIGN ISSUES 0.4%
Ireland Government International Bond
5.400% due 03/13/2025 (j)	EUR	22,200	35,626

Total Ireland (Cost $53,359)			58,406

ITALY 5.5%

CORPORATE BONDS & NOTES 0.5%
Assicurazioni Generali SpA
5.500% (EUR003M + 5.350%) due 10/27/2047 ~	EUR	8,700	11,935
Banca Carige SpA
3.875% due 10/24/2018		25,900	31,697

			43,632

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Apulia Finance SRL
0.429% (EUR006M + 0.700%) due 06/20/2058 ~		1,466	1,737
Berica ABS SRL
0.019% (EUR003M + 0.300%) due 12/31/2055 ~		494	583

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Casa D’este Finance SRL
0.021% (EUR003M + 0.350%) due 09/15/2040 ~	EUR	2,841	$3,354
Claris Finance SRL
0.102% (EUR006M + 0.350%) due 10/31/2060 ~		5,492	6,489
Deco - Gondola SRL
1.121% (EUR003M + 1.450%) due 02/22/2026 ~		1,528	1,809
Giovecca Mortgages SRL
0.268% (EUR003M + 0.600%) due 04/23/2048 ~		1,048	1,240
Marche Mutui SRL
1.921% (EUR003M + 2.250%) due 01/27/2064 ~		895	1,059

			16,271

SOVEREIGN ISSUES 4.8%
Italy Buoni Poliennali Del Tesoro
0.350% due 11/01/2021 (j)		56,300	66,162
1.450% due 11/15/2024		83,600	97,888
2.150% due 11/12/2017 (f)		14,800	17,592
2.350% due 09/15/2024 (f)(j)		1,880	2,513
2.450% due 09/01/2033 (j)		69,200	79,345
2.700% due 03/01/2047 (j)		1,400	1,481
2.800% due 03/01/2067 (j)		21,100	21,106
3.250% due 09/01/2046 (j)		400	474
3.450% due 03/01/2048 (j)		60,400	72,735
4.500% due 03/01/2024 (j)		22,500	31,704
Italy Government International Bond
6.000% due 08/04/2028 (j)	GBP	9,500	15,681

			406,681

Total Italy (Cost $451,079)			466,584

JAPAN 11.9%

CORPORATE BONDS & NOTES 0.9%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$13,000	12,732
2.362% due 05/28/2021		2,900	2,885
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		11,000	11,186
Mizuho Financial Group, Inc.
2.197% (US0003M + 0.880) due 09/11/2022 ~		16,600	16,658
2.601% due 09/11/2022		5,000	4,961
Sumitomo Mitsui Financial Group, Inc.
2.058% due 07/14/2021		5,900	5,804
2.997% (US0003M + 1.680%) due 03/09/2021 ~		17,200	17,790

			72,016

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	25

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 11.0%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		$23,500	$22,908
2.000% due 10/19/2021		1,600	1,576
Japan Bank for International Cooperation
2.000% due 11/04/2021		14,800	14,656
2.250% due 02/24/2020		13,800	13,869
2.375% due 07/21/2022		9,800	9,843
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		54,700	54,129
2.625% due 04/20/2022		2,000	2,007
Japan Government International Bond
0.500% due 09/20/2046	JPY	8,040,000	65,335
1.400% due 09/20/2034		28,360,000	292,535
1.700% due 09/20/2032		40,530,000	433,643
Tokyo Metropolitan Government
2.000% due 05/17/2021		$16,000	15,794
2.500% due 06/08/2022		6,300	6,335

			932,630

Total Japan (Cost $943,286)			1,004,646

KUWAIT 0.9%

SOVEREIGN ISSUES 0.9%
Kuwait International Government Bond
2.750% due 03/20/2022		$17,200	17,418
3.500% due 03/20/2027		54,200	55,827

Total Kuwait (Cost $70,798)			73,245

LUXEMBOURG 0.1%

CORPORATE BONDS & NOTES 0.1%
Allergan Funding SCS
3.850% due 06/15/2024		$2,700	2,820
Commerzbank Finance & Covered Bond S.A.
4.250% due 06/04/2018	EUR	2,600	3,161
Emerald Bay S.A.
5.000% due 10/15/2020 +~		1,048	1,054
5.000% due 06/23/2022 +~		4,195	4,221

Total Luxembourg (Cost $10,962)			11,256

MALAYSIA 0.5%

SOVEREIGN ISSUES 0.5%
Malaysia Government International Bond
3.314% due 10/31/2017	MYR	61,500	14,568
3.678% due 11/23/2017		131,900	31,268

Total Malaysia (Cost $46,019)			45,836

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NETHERLANDS 1.4%

ASSET-BACKED SECURITIES 0.2%
Chapel BV
0.029% (EUR003M + 0.360%) due 07/17/2066 ~	EUR	5,872	$6,910
0.331% (EUR003M + 0.660%) due 11/17/2064 ~		2,479	2,909
Dryden Euro CLO BV
0.659% (EUR006M + 0.930%) due 08/23/2026 ~		6,700	7,931
1.250% due 08/23/2026		550	657
Panther CDO BV
0.044% (EUR006M + 0.286%) due 10/15/2084 ~		1,139	1,348

			19,755

CORPORATE BONDS & NOTES 1.2%
Bank Nederlandse Gemeenten NV
4.750% due 03/06/2023	AUD	11,010	9,379
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	15,800	21,739
E.ON International Finance BV
6.000% due 10/30/2019	GBP	1,400	2,064
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020		$13,000	13,583
ING Bank NV
2.625% due 12/05/2022		25,000	25,341
4.125% (USISDA05 + 2.700%) due 11/21/2023 ~		7,600	7,750
ING Groep NV
3.150% due 03/29/2022		3,900	3,977
Stichting AK Rabobank Certificaten
6.500% (g)	EUR	11,200	15,845

			99,678

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Diamond BV
TBD% due 09/06/2024		900	1,064
Petrobras Netherlands BV
3.257% (LIBOR + 0.018%) due 05/10/2022 +~		$2,600	2,536

			3,600

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL BV
0.669% (EUR003M + 1.000%) due 07/17/2041 ~	EUR	1,200	1,270

Total Netherlands (Cost $116,113)			124,303

26	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORWAY 0.5%

CORPORATE BONDS & NOTES 0.4%
DNB Bank ASA
2.375% due 06/02/2021		$8,400	$8,372
DNB Boligkreditt A/S
2.500% due 03/28/2022		20,600	20,761

			29,133

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	55,000	7,610

Total Norway (Cost $36,908)			36,743

PERU 0.3%

SOVEREIGN ISSUES 0.3%
Peru Government International Bond
8.200% due 08/12/2026	PEN	57,500	21,797

Total Peru (Cost $21,743)			21,797

POLAND 0.4%

SOVEREIGN ISSUES 0.4%
Poland Government International Bond
2.250% due 04/25/2022	PLN	124,400	33,550
4.000% due 10/25/2023		1,450	421

Total Poland (Cost $31,353)			33,971

PORTUGAL 0.1%

CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	20,700	7,615
4.750% due 01/15/2018 ^(c)		3,400	1,251

Total Portugal (Cost $27,173)			8,866

QATAR 0.2%

CORPORATE BONDS & NOTES 0.1%
Qatari Diar Finance Co.
5.000% due 07/21/2020		$2,600	2,754
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		5,900	6,370

			9,124

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.625% due 06/02/2046		7,200	7,567

Total Qatar (Cost $16,151)			16,691

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SAUDI ARABIA 1.2%

SOVEREIGN ISSUES 1.2%
Saudi Government International Bond
2.375% due 10/26/2021		$77,300	$76,335
2.875% due 03/04/2023 (b)		5,600	5,584
3.250% due 10/26/2026		6,200	6,142
3.625% due 03/04/2028 (b)		16,900	16,852

Total Saudi Arabia (Cost $105,059)			104,913

SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%
BOC Aviation Ltd.
2.750% due 09/18/2022		$1,900	1,884
3.500% due 09/18/2027		4,100	4,074

Total Singapore (Cost $5,985)			5,958

SLOVENIA 0.9%

SOVEREIGN ISSUES 0.9%
Slovenia Government International Bond
4.125% due 02/18/2019		$26,100	26,878
4.750% due 05/10/2018		11,800	12,015
5.250% due 02/18/2024		34,350	39,471

Total Slovenia (Cost $74,547)			78,364

SPAIN 3.0%

CORPORATE BONDS & NOTES 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
7.000% (EUSA5 + 6.155%) due 02/19/2019 ~(g)	EUR	2,600	3,211
9.000% (USSW5 + 8.262%) due 05/09/2018 ~(g)		$3,400	3,525
Banco Santander S.A.
6.250% (EUSA5 + 5.640%) due 09/11/2021 ~(g)	EUR	9,500	11,905

			18,641

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
TDA CAM Fondo de Titulizacion de Activos
0.000% due 10/26/2032 ♦		2,437	2,873
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 12/27/2030 ♦		769	907

			3,780

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	27

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.7%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	12,000	$14,417
4.801% due 07/31/2020		8,000	10,010
4.900% due 09/15/2021		16,200	20,128
4.950% due 02/11/2020		1,100	1,369
Junta de Castilla y Leon
6.505% due 03/01/2019		1,250	1,616
Spain Government International Bond
1.450% due 10/31/2027 (j)		14,320	16,675
1.500% due 04/30/2027 (j)		104,550	123,589
2.150% due 10/31/2025 (j)		2,650	3,360
2.900% due 10/31/2046 (j)		33,000	39,466
5.250% due 04/06/2029	GBP	900	1,434

			232,064

Total Spain (Cost $247,853)			254,485

SUPRANATIONAL 0.4%

CORPORATE BONDS & NOTES 0.4%
African Development Bank
5.250% due 03/23/2022	AUD	200	173
Asian Development Bank
0.500% due 03/24/2020		7,300	5,438
Council of Europe Development Bank
6.000% due 10/08/2020		8,300	7,164
European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	1,138
0.500% due 12/21/2023		500	325
European Investment Bank
0.500% due 06/21/2023		13,600	9,196
0.500% due 08/10/2023		20,700	13,886

Total Supranational (Cost $40,180)			37,320

SWEDEN 6.1%

CORPORATE BONDS & NOTES 6.1%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	591,600	73,320
2.250% due 09/21/2022		507,100	66,715
Nordea Hypotek AB
1.000% due 04/08/2022		434,700	54,256
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		284,500	36,318
Stadshypotek AB
1.500% due 12/15/2021		525,000	67,020
2.500% due 09/18/2019		98,000	12,642
2.500% due 04/05/2022		$21,700	21,849
4.500% due 09/21/2022	SEK	440,000	63,876

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Svenska Handelsbanken AB
2.485% (US0003M + 1.150%) due 03/30/2021 ~		$18,650	$19,087
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022	SEK	319,000	40,186
2.000% due 06/17/2026		102,000	12,927
Swedbank AB
2.200% due 03/04/2020		$10,100	10,120
Swedbank Hypotek AB
1.000% due 06/15/2022	SEK	326,100	40,636

Total Sweden (Cost $481,670)			518,952

SWITZERLAND 1.8%

CORPORATE BONDS & NOTES 1.7%
Credit Suisse AG
6.500% due 08/08/2023		$14,614	16,551
Credit Suisse Group AG
2.519% (US0003M + 1.200%) due 12/14/2023 ~		16,100	16,232
UBS AG
1.897% (US0003M + 0.580%) due 06/08/2020 ~		25,400	25,512
2.200% due 06/08/2020		17,100	17,143
4.750% (USSW5 + 3.765%) due 05/22/2023 ~		26,300	26,703
5.125% due 05/15/2024		5,800	6,202
7.625% due 08/17/2022		8,347	9,860
UBS Group Funding Switzerland AG
2.265% (US0003M + 0.950%) due 08/15/2023 ~		16,000	16,009
2.950% due 09/24/2020		1,300	1,321
3.000% due 04/15/2021		4,600	4,666
4.125% due 04/15/2026		5,800	6,096

			146,295

SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	7,550	11,667

Total Switzerland (Cost $155,635)			157,962

UNITED ARAB EMIRATES 0.1%

CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020		$10,000	9,972

Total United Arab Emirates (Cost $9,901)			9,972

28	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 9.0%

CORPORATE BONDS & NOTES 4.0%
Barclays Bank PLC
7.625% due 11/21/2022		$36,239	$41,698
7.750% (USSW5 + 6.833%) due 04/10/2023 ~		26,829	27,667
9.000% due 10/11/2023 (g)	GBP	5,123	8,862
Barclays PLC
6.500% (EUSA5 + 5.875%) due 09/15/2019 ~(g)	EUR	2,200	2,737
7.000% (BPSW5 + 5.084%) due 09/15/2019 ~(g)	GBP	3,400	4,698
7.250% (BPSW5 + 6.462%) due 03/15/2023 ~(g)		3,000	4,335
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(g)		$3,951	4,182
British Telecommunications PLC
9.125% due 12/15/2030		7,950	12,052
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	8,150	12,240
Frontier Finance PLC
8.000% due 03/23/2022		17,200	24,146
HSBC Holdings PLC
3.557% (US0003M + 2.240%) due 03/08/2021 ~		$18,500	19,478
5.100% due 04/05/2021		13,100	14,255
6.000% (USISDA05 + 3.746%) due 05/22/2027 ~(g)		200	210
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	6,000	10,068
7.625% due 04/22/2025		1,000	1,794
Lloyds Banking Group PLC
7.000% (BPSW5 + 5.060%) due 06/27/2019 ~(g)		18,664	26,101
7.625% (BPSW5 + 5.010%) due 06/27/2023 ~(g)		15,788	23,719
7.875% (BPSW5 + 4.830%) due 06/27/2029 ~(g)		3,100	4,985
Nationwide Building Society
4.125% (EUSA5 + 3.300%) due 03/20/2023 ~	EUR	2,800	3,370
10.250% ~(g)	GBP	59	12,229
RAC Bond Co. PLC
4.870% due 05/06/2046		2,100	3,097
Reckitt Benckiser Treasury Services PLC
1.888% (US0003M + 0.560%) due 06/24/2022 ~		$9,700	9,742
Royal Bank of Scotland Group PLC
8.000% (USSW5 + 5.720%) due 08/10/2025 ~(g)		200	222
Santander UK Group Holdings PLC
2.875% due 10/16/2020		15,000	15,225
3.125% due 01/08/2021		4,000	4,076

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% (BPSW5 + 5.792%) due 12/31/2099 ~(g)	GBP	200	$292
7.375% (BPSW5 + 5.543%) due 06/24/2022 ~(g)		1,800	2,623
Tesco PLC
5.000% due 03/24/2023		700	1,034
6.125% due 02/24/2022		8,399	12,833
Tesco Property Finance PLC
5.411% due 07/13/2044		9,796	14,311
7.623% due 07/13/2039		955	1,668
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		10,300	14,244

			338,193

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Business Mortgage Finance PLC
0.660% (BP0003M + 0.380%) due 02/15/2039 ~		348	463
2.280% (BP0003M + 2.000%) due 02/15/2041 ~		6,562	8,614
EuroMASTR PLC
0.527% (BP0003M + 0.200%) due 06/15/2040 ~		167	215
Eurosail PLC
0.000% due 12/10/2044 ♦	EUR	3,473	4,065
0.000% due 12/15/2044 ♦		7,714	8,512
0.000% due 03/13/2045 ♦		269	314
0.447% (BP0003M + 0.160%) due 06/10/2044 ~	GBP	5,689	7,572
0.462% (BP0003M + 0.160%) due 03/13/2045 ~		45	59
1.252% (BP0003M + 0.950%) due 06/13/2045 ~		1,077	1,425
Great Hall Mortgages PLC
0.000% due 06/18/2038 ♦	EUR	25	29
0.000% due 03/18/2039 ♦		1,670	1,942
0.473% (BP0003M + 0.140%) due 06/18/2039 ~	GBP	39	51
1.451% (US0003M + 0.130%) due 06/18/2039 ~		$1,462	1,428
Landmark Mortgage Securities PLC
0.553% (BP0003M + 0.220%) due 06/17/2038 ~	GBP	32	43
Ludgate Funding PLC
0.000% due 01/01/2061 ♦	EUR	217	246
Mansard Mortgages PLC
0.977% (BP0003M + 0.650%) due 12/15/2049 ~	GBP	9,481	12,693
Newgate Funding PLC
0.000% due 12/01/2050 ♦	EUR	4,813	5,130
0.271% (EUR003M + 0.600%) due 12/15/2050 ~		9,012	10,536

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	29

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.455% (BP0003M + 0.170%) due 12/01/2050 ~	GBP	80	$102
0.527% (BP0003M + 0.200%) due 12/15/2050 ~		4,083	4,873
0.921% (EUR003M + 1.250%) due 12/15/2050 ~	EUR	1,871	2,077
1.171% (EUR003M + 1.500%) due 12/15/2050 ~		3,069	3,392
1.327% (BP0003M + 1.000%) due 12/15/2050 ~	GBP	4,117	5,298
1.577% (BP0003M + 1.250%) due 12/15/2050 ~		2,320	2,929
Paragon Mortgages PLC
0.000% due 06/15/2041 ♦	EUR	300	343
0.031% (EUR003M + 0.360%) due 05/15/2041 ~		293	339
0.640% (BP0003M + 0.360%) due 05/15/2041 ~	GBP	29	39
Preferred Residential Securities PLC
1.077% (BP0003M + 0.750%) due 12/15/2042 ~		36	45
ResLoC UK PLC
0.487% (BP0003M + 0.160%) due 12/15/2043 ~		780	1,000
0.547% (BP0003M + 0.220%) due 12/15/2043 ~		1,342	1,652
Ripon Mortgages PLC
1.082% (BP0003M + 0.800%) due 08/20/2056 ~		32,240	43,373
RMAC Securities PLC
0.000% due 06/12/2044 ♦	EUR	138	151
0.442% (BP0003M + 0.150%) due 06/12/2044 ~	GBP	2,467	3,190
0.462% (BP0003M + 0.170%) due 06/12/2044 ~		6,582	8,496
1.460% (US0003M + 0.150%) due 06/12/2044 ~		$332	318
Thrones PLC
1.788% (BP0003M + 1.500%) due 07/20/2044 ~	GBP	1,804	2,435
Uropa Securities PLC
0.000% due 10/10/2040 ♦	EUR	41	48
0.487% (BP0003M + 0.200%) due 06/10/2059 ~	GBP	4,570	5,922
0.637% (BP0003M + 0.350%) due 06/10/2059 ~		1,056	1,348
0.837% (BP0003M + 0.550%) due 06/10/2059 ~		826	1,044
1.037% (BP0003M + 0.750%) due 06/10/2059 ~		880	1,107

			152,858

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 3.2%
United Kingdom Gilt
1.500% due 07/22/2047 (j)	GBP	16,000	$19,429
3.250% due 01/22/2044 (j)		99,800	169,371
3.500% due 01/22/2045 (j)		3,900	6,941
4.250% due 12/07/2040 (j)		40,600	78,076

			273,817

Total United Kingdom (Cost $736,593)			764,868

UNITED STATES 28.2%

ASSET-BACKED SECURITIES 5.2%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033		$190	185
ACE Securities Corp. Home Equity Loan Trust
1.627% (US0001M + 0.390%) due 02/25/2036 ~		17,842	9,091
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.707% (US0001M + 0.470%) due 10/25/2035 ~		1,117	1,120
Amortizing Residential Collateral Trust
1.817% (US0001M + 0.580%) due 07/25/2032 ~		42	40
Amresco Residential Securities Corp. Mortgage Loan Trust
2.177% (US0001M + 0.940%) due 06/25/2029 ~		221	211
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.057% (US0001M + 0.820%) due 02/25/2034 ~		471	453
Asset-Backed Funding Certificates Trust
1.367% (US0001M + 0.130%) due 01/25/2037 ~		6,467	4,874
Asset-Backed Securities Corp. Home Equity Loan Trust
2.332% (US0001M + 1.095%) due 02/25/2035 ~		9,804	9,963
2.584% (US0001M + 1.350%) due 04/15/2033 ~		1,246	1,236
Bear Stearns Asset-Backed Securities Trust
1.457% (US0001M + 0.220%) due 03/25/2037 ~		10,729	8,604
1.897% (US0001M + 0.660%) due 10/25/2032 ~		17	17
2.037% (LIBOR01M + 0.400%) due 10/27/2032 ~		44	43
2.237% (US0001M + 1.000%) due 10/25/2037 ~		60	60

30	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BNC Mortgage Loan Trust
1.337% (US0001M + 0.100%) due 05/25/2037 ~	$147	$147
Citigroup Mortgage Loan Trust
1.297% (US0001M + 0.060%) due 07/25/2045 ~	347	279
1.387% (US0001M + 0.150%) due 12/25/2036 ~	7,751	4,231
1.397% (US0001M + 0.160%) due 12/25/2036 ~	3,909	2,611
1.407% (US0001M + 0.170%) due 05/25/2037 ~	6,188	6,150
1.417% (US0001M + 0.180%) due 01/25/2037 ~	7,743	5,216
1.537% (US0001M + 0.300%) due 08/25/2036 ~	16,899	15,079
4.612% due 10/25/2037	2,403	2,505
Citigroup Mortgage Loan Trust, Inc.
1.497% (US0001M + 0.260%) due 03/25/2036 ~	10,022	8,601
1.497% (US0001M + 0.260%) due 03/25/2037 ~	3,507	2,961
1.497% (US0001M + 0.260%) due 06/25/2037 ~	3,726	3,501
Countrywide Asset-Backed Certificates
1.367% (US0001M + 0.130%) due 12/25/2036 ^~	1,717	1,713
1.377% (US0001M + 0.140%) due 05/25/2035 ~	6,174	5,618
1.377% (US0001M + 0.140%) due 06/25/2035 ~	8,864	7,628
1.377% (US0001M + 0.140%) due 08/25/2037 ~	6,665	5,600
1.397% (US0001M + 0.160%) due 05/25/2036 ~	6,306	5,109
1.407% (US0001M + 0.170%) due 06/25/2047 ~	2,865	2,832
1.437% (US0001M + 0.200%) due 06/25/2047 ~	9,219	7,982
1.477% (US0001M + 0.240%) due 03/25/2036 ~	2,369	1,955
1.527% (US0001M + 0.290%) due 07/25/2036 ~	6,805	6,680
1.577% (US0001M + 0.340%) due 12/25/2036 ^~	497	276
1.887% (US0001M + 0.650%) due 01/25/2036 ~	4,900	4,343
2.212% (US0001M + 0.975%) due 06/25/2035 ~	51	51
5.107% due 08/25/2035 ^~	2,221	2,033
Countrywide Asset-Backed Certificates Trust
1.907% (US0001M + 0.670%) due 10/25/2035 ~	12,200	12,013
2.812% (US0001M + 1.575%) due 12/25/2034 ~	10,071	9,154

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.740% due 10/25/2035 ~	$117	$120
Credit Suisse First Boston Mortgage Securities Corp.
1.857% (US0001M + 0.620%) due 01/25/2032 ~	52	49
Credit-Based Asset Servicing and Securitization LLC
1.297% (US0001M + 0.060%) due 11/25/2036 ~	5	3
First Franklin Mortgage Loan Trust
2.137% (US0001M + 0.900%) due 03/25/2034 ~	1,619	1,626
Fremont Home Loan Trust
1.387% (US0001M + 0.150%) due 10/25/2036 ~	8,652	4,576
1.507% (US0001M + 0.270%) due 02/25/2036 ~	7,522	5,549
GSAA Home Equity Trust
1.417% (US0001M + 0.180%) due 03/25/2036 ~	10,567	6,447
GSAA Trust
5.995% due 03/25/2046 ^~	1,506	1,101
Home Equity Asset Trust
1.837% (US0001M + 0.600%) due 11/25/2032 ~	2	2
Home Equity Mortgage Loan Asset-Backed Trust
1.407% (US0001M + 0.170%) due 04/25/2037 ~	6,296	4,621
1.477% (US0001M + 0.240%) due 04/25/2037 ~	11,701	8,022
HSI Asset Securitization Corp. Trust
1.497% (US0001M + 0.260%) due 04/25/2037 ~	9,678	5,941
1.647% (US0001M + 0.410%) due 01/25/2036 ~	4,500	4,022
JPMorgan Mortgage Acquisition Trust
1.347% (US0001M + 0.110%) due 08/25/2036 ~	114	74
1.372% (US0001M + 0.135%) due 07/25/2036 ~	5,061	3,887
Kitty Hawk CLO LLC
2.514% (US0003M + 1.210%) due 04/15/2027 ~	15,800	15,879
Long Beach Mortgage Loan Trust
1.497% (US0001M + 0.260%) due 08/25/2045 ~	3,137	2,879
1.797% (US0001M + 0.560%) due 10/25/2034 ~	12	12
2.062% (US0001M + 0.825%) due 06/25/2035 ~	369	371
MASTR Asset-Backed Securities Trust
1.337% (US0001M + 0.100%) due 08/25/2036 ~	8,514	4,432
1.387% (US0001M + 0.150%) due 03/25/2036 ~	1,105	788

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	31

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.387% (US0001M + 0.150%) due 10/25/2036 ~	$14,562	$6,769
1.457% (US0001M + 0.220%) due 10/25/2036 ~	4,333	2,039
1.972% (US0001M + 0.735%) due 10/25/2035 ~	10,803	9,725
Merrill Lynch Mortgage Investors Trust
1.317% (US0001M + 0.080%) due 09/25/2037 ~	40	14
1.357% (US0001M + 0.120%) due 02/25/2037 ~	59	27
1.717% (US0001M + 0.480%) due 05/25/2036 ~	987	969
MESA Trust
2.037% (LIBOR01M + 0.400%) due 12/25/2031 ~	124	123
Morgan Stanley ABS Capital, Inc. Trust
1.367% (US0001M + 0.130%) due 10/25/2036 ~	1,245	1,154
1.377% (US0001M + 0.140%) due 05/25/2037 ~	5,075	3,945
1.387% (US0001M + 0.150%) due 11/25/2036 ~	14,323	9,263
1.477% (US0001M + 0.240%) due 06/25/2036 ~	6,318	4,472
Morgan Stanley Home Equity Loan Trust
1.407% (US0001M + 0.170%) due 04/25/2037 ~	14,894	9,315
1.467% (US0001M + 0.230%) due 04/25/2037 ~	10,965	6,915
1.587% (US0001M + 0.350%) due 04/25/2037 ~	1,578	1,011
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^	1,819	924
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.527% (US0001M + 0.290%) due 03/25/2036 ~	5,923	5,255
NovaStar Mortgage Funding Trust
1.367% (US0001M + 0.130%) due 03/25/2037 ~	25,600	20,010
Option One Mortgage Loan Trust
1.377% (US0001M + 0.140%) due 02/25/2037 ~	18,963	12,213
1.427% (US0001M + 0.190%) due 01/25/2036 ~	297	297
1.457% (US0001M + 0.220%) due 05/25/2037 ~	3,189	2,370
2.017% (US0001M + 0.780%) due 02/25/2035 ~	7,954	7,502
RAAC Trust
1.737% (US0001M + 0.500%) due 02/25/2037 ~	8,000	7,262

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Renaissance Home Equity Loan Trust
1.737% (US0001M + 0.500%) due 12/25/2033 ~	$59	$58
5.294% due 01/25/2037	14,625	7,863
5.675% due 06/25/2037 ^	16,563	8,220
5.731% due 11/25/2036	28,020	16,309
Residential Asset Mortgage Products Trust
1.454% (LIBOR01M + 0.220%) due 12/25/2035 ~	3,913	3,478
1.537% (US0001M + 0.300%) due 03/25/2036 ~	3,978	3,729
1.797% (US0001M + 0.560%) due 06/25/2032 ~	49	47
Residential Asset Securities Corp. Trust
1.397% (US0001M + 0.160%) due 07/25/2036 ~	223	224
1.737% (US0001M + 0.500%) due 07/25/2032 ^~	105	97
2.077% (US0001M + 0.840%) due 09/25/2034 ~	1,112	1,106
Saxon Asset Securities Trust
2.987% (US0001M + 1.750%) due 12/25/2037 ~	6,725	6,274
3.037% (US0001M + 1.800%) due 05/25/2031 ~	1,157	1,040
Securitized Asset-Backed Receivables LLC Trust
1.367% (US0001M + 0.130%) due 05/25/2037 ^~	344	270
1.407% (US0001M + 0.170%) due 08/25/2036 ~	759	348
Soundview Home Loan Trust
1.297% (US0001M + 0.060%) due 11/25/2036 ~	43	19
1.507% (US0001M + 0.270%) due 12/25/2036 ~	8,457	7,076
Structured Asset Securities Corp. Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 03/25/2036 ~	3,116	2,753
1.457% (US0001M + 0.220%) due 12/25/2036 ~	19,167	12,517
1.467% (US0001M + 0.230%) due 05/25/2047 ~	5,200	4,989
WaMu Asset-Backed Certificates WaMu Trust
1.527% (US0001M + 0.290%) due 05/25/2047 ~	7,615	5,840
Wells Fargo Home Equity Asset-Backed Securities Trust
1.467% (US0001M + 0.230%) due 01/25/2037 ~	21,575	17,846

		442,243

32	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 6.7%
Aetna, Inc.
2.800% due 06/15/2023		$6,000	$6,038
Ally Financial, Inc.
3.600% due 05/21/2018		6,300	6,356
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~		5,400	5,413
American International Group, Inc.
1.500% due 06/08/2023	EUR	3,500	4,276
3.900% due 04/01/2026		$8,400	8,735
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		6,600	6,849
Apple, Inc.
2.300% due 05/11/2022		2,600	2,611
AT&T, Inc.
1.800% due 09/04/2026	EUR	18,600	22,321
2.254% (US0003M + 0.950%) due 07/15/2021 ~		$23,900	24,214
3.400% due 08/14/2024		27,700	27,773
3.900% due 08/14/2027		8,900	8,928
Aviation Capital Group Corp.
7.125% due 10/15/2020		1,100	1,244
Bank of America Corp.
2.816% (US0003M + 0.930%) due 07/21/2023 ~		31,200	31,235
6.875% due 04/25/2018		2,125	2,186
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		11,400	11,425
3.557% due 08/15/2027		8,600	8,644
4.390% due 08/15/2037		4,300	4,395
Cardinal Health, Inc.
1.948% due 06/14/2019		3,400	3,405
Charter Communications Operating LLC
3.750% due 02/15/2028		19,100	18,656
4.464% due 07/23/2022		11,550	12,211
4.908% due 07/23/2025		2,700	2,890
6.384% due 10/23/2035		4,096	4,802
CIT Group, Inc.
5.500% due 02/15/2019		335	351
Citigroup, Inc.
2.050% due 06/07/2019		5,000	5,005
2.247% (US0003M + 0.930%) due 06/07/2019 ~		12,400	12,526
DXC Technology Co.
2.266% (US0003M + 0.950%) due 03/01/2021 ~		16,600	16,665
eBay, Inc.
2.750% due 01/30/2023		3,400	3,392
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	4,100	4,855

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.700% due 06/30/2022	GBP	3,700	$4,937
FirstEnergy Corp.
2.850% due 07/15/2022		$2,000	2,006
3.900% due 07/15/2027		5,100	5,200
Ford Motor Credit Co. LLC
1.897% due 08/12/2019		4,000	3,982
2.139% (US0003M + 0.830%) due 08/12/2019 ~		4,800	4,822
2.244% (US0003M + 0.940%) due 01/09/2018 ~		2,600	2,605
2.304% (US0003M + 1.000%) due 01/09/2020 ~		9,200	9,280
2.681% due 01/09/2020		3,800	3,835
3.157% due 08/04/2020		4,023	4,106
3.200% due 01/15/2021		700	715
5.875% due 08/02/2021		2,756	3,067
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		9,400	9,385
4.500% due 10/15/2037		4,500	4,569
Hudson Pacific Properties LP
3.950% due 11/01/2027 (b)		2,200	2,195
JPMorgan Chase & Co.
2.550% due 10/29/2020		33,500	33,887
2.550% due 03/01/2021		2,200	2,223
Kinder Morgan, Inc.
5.000% due 02/15/2021		1,600	1,718
Kraft Heinz Foods Co.
1.879% (US0003M + 0.570%) due 02/10/2021 ~		11,800	11,816
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^(c)		7,000	457
Lifestorage, LP
3.500% due 07/01/2026		4,400	4,239
Metropolitan Life Global Funding
2.000% due 04/14/2020		9,000	8,983
Morgan Stanley
2.109% (US0003M + 0.800%) due 02/14/2020 ~		20,500	20,601
New York Life Global Funding
2.900% due 01/17/2024		24,800	25,123
Oracle Corp.
2.400% due 09/15/2023		14,400	14,325
Plains All American Pipeline LP
2.600% due 12/15/2019		700	699
Pricoa Global Funding
2.200% due 06/03/2021		11,900	11,873
SLM Student Loan Trust
0.852% (BP0003M + 0.550%) due 03/15/2038 ~	GBP	3,923	5,129
Southern Co.
2.350% due 07/01/2021		$10,300	10,249
2.750% due 06/15/2020		1,100	1,119

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	33

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Spectra Energy Partners LP
2.016% (US0003M + 0.700%) due 06/05/2020 ~	$2,900	$2,925
Springleaf Finance Corp.
8.250% due 12/15/2020	3,200	3,624
Tesla, Inc.
5.300% due 08/15/2025	3,000	2,937
Verizon Communications, Inc.
1.865% (US0003M + 0.550%) due 05/22/2020 ~	21,200	21,237
4.125% due 03/16/2027	16,400	17,148
Waste Management, Inc.
4.750% due 06/30/2020	1,400	1,500
Wells Fargo & Co.
2.423% (US0003M + 1.110%) due 01/24/2023 ~	19,200	19,543
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	18,556	18,881

		568,341

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
CenturyLink, Inc.
2.750% due 01/31/2025 ~	17,000	16,505
Charter Communications Operating LLC
3.240% (LIBOR03M + 2.000%) due 01/15/2022 ~	3,251	3,264
3.490% (LIBOR03M + 2.250%) due 01/15/2024 ~	10,343	10,396
Hilton Worldwide Finance LLC
3.237% (LIBOR03M + 2.000%) due 10/25/2023 ~	361	363
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +~	5,800	5,698

		36,226

MUNICIPAL BONDS & NOTES 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	100	153
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	900	1,016
California State General Obligation Bonds, Series 2017
2.017% (US0001M + 0.780%) due 04/01/2047 ~	12,500	12,567
Chicago, Illinois General Obligation Bonds, Series 2008
5.630% due 01/01/2022	700	716

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	$2,780	$3,077
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	690	699
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,000	1,373
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	600	650
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	2,400	3,198

		23,449

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.6%
Adjustable Rate Mortgage Trust
3.583% due 09/25/2035 ~	234	219
Ally Financial, Inc.
2.500% due 12/15/2017 +(h)	6,000	5,994
American Home Mortgage Assets Trust
1.427% (US0001M + 0.190%) due 05/25/2046 ^~	384	328
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	4,567	4,285
Banc of America Funding Trust
3.228% due 02/20/2036 ~	2,022	2,005
3.597% due 01/20/2047 ^~	201	191
3.654% due 11/20/2034 ~	555	543
3.673% due 03/20/2036 ~	171	165
4.273% due 10/20/2046 ^~	65	52
5.500% due 01/25/2036	166	145
6.000% due 03/25/2037 ^	387	349
Banc of America Mortgage Trust
3.506% due 04/25/2035 ~	342	320
3.596% due 09/25/2035 ^~	46	45
3.775% due 06/25/2035 ~	410	389
BCAP LLC Trust
1.570% (US0001M + 0.740%) due 01/26/2047 ~	685	626
3.329% due 02/26/2036 ~	168	169
5.250% due 02/26/2036 ~	940	805
5.250% due 04/26/2037	2,249	2,000
5.250% due 08/26/2037 ~	738	760
Bear Stearns Adjustable Rate Mortgage Trust
3.201% due 05/25/2034 ~	145	136
3.386% due 10/25/2035 ~	12	12
3.455% due 10/25/2033 ~	132	133

34	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.477% due 01/25/2035 ~	$504	$501
3.576% due 02/25/2034 ~	26	26
3.662% due 05/25/2034 ~	230	224
3.725% due 07/25/2034 ~	233	237
3.865% due 11/25/2034 ~	5	5
Bear Stearns ALT-A Trust
3.212% due 01/25/2036 ^~	309	303
3.292% due 08/25/2036 ^~	913	741
3.392% due 11/25/2035 ^~	101	88
3.437% due 11/25/2036 ^~	471	430
3.452% due 09/25/2035 ~	4,297	3,837
3.685% due 08/25/2036 ^~	1,709	1,345
4.242% due 08/25/2036 ^~	259	199
Bear Stearns Structured Products, Inc. Trust
3.435% due 12/26/2046 +~	66	58
Chase Mortgage Finance Trust
3.129% due 07/25/2037 ~	1,107	1,017
3.582% due 02/25/2037 ~	521	526
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.467% (US0001M + 0.230%) due 05/25/2036 ~	1,283	1,217
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	115	112
Citigroup Mortgage Loan Trust
0.256% due 03/25/2037 ^~	858	733
3.504% due 07/25/2046 ^~	1,147	1,035
3.737% due 09/25/2037 ^~	1,153	1,090
Citigroup Mortgage Loan Trust, Inc.
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	110	110
3.450% due 08/25/2035 ~	54	55
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.340% due 09/25/2035 ^~	3,414	3,150
Commercial Mortgage Trust
0.630% due 03/10/2046 ~(a)	13,000	363
1.798% due 07/10/2046 ~(a)	11,266	20
1.799% due 01/10/2046 ~(a)	8,485	414
2.141% due 07/10/2046 ~(a)	7,178	309
Countrywide Alternative Loan Trust
1.377% (US0001M + 0.140%) due 04/25/2047 ~	1,181	1,048
1.407% (US0001M + 0.170%) due 01/25/2037 ^~	269	259
1.426% (US0001M + 0.190%) due 09/20/2046 ~	6,765	5,619
1.427% (US0001M + 0.190%) due 09/25/2046 ^~	956	857
1.446% (US0001M + 0.210%) due 03/20/2046 ~	96	83
1.446% (US0001M + 0.210%) due 05/20/2046 ^~	781	666

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.446% (US0001M + 0.210%) due 07/20/2046 ^~	$683	$460
1.447% (US0001M + 0.210%) due 07/25/2046 ^~	63	54
1.517% (US0001M + 0.280%) due 02/25/2037 ~	383	352
1.587% (US0001M + 0.350%) due 05/25/2037 ^~	598	324
1.637% (US0001M + 0.400%) due 09/25/2035 ^~	308	252
1.687% (US0001M + 0.450%) due 09/25/2035 ^~	1,807	1,457
2.139% (12MTA + 1.250%) due 11/25/2047 ^~	5,031	4,208
2.258% (12MTA + 1.500%) due 11/25/2035 ~	355	346
2.269% (12MTA + 1.380%) due 11/25/2047 ^~	11,689	9,876
2.289% (12MTA + 1.400%) due 08/25/2035 ~	452	464
2.798% (12MTA + 2.040%) due 11/25/2035 ~	343	339
3.549% due 02/25/2037 ^~	216	210
5.000% due 11/25/2035	7,856	6,640
5.250% due 06/25/2035 ^	202	192
6.250% due 08/25/2037 ^	527	469
6.500% due 08/25/2032	55	58
Countrywide Home Loan Mortgage Pass-Through Trust
1.777% (US0001M + 0.540%) due 03/25/2035 ~	730	704
1.817% (US0001M + 0.580%) due 04/25/2035 ~	20	19
1.877% (US0001M + 0.640%) due 03/25/2035 ~	655	583
1.897% (US0001M + 0.660%) due 02/25/2035 ~	14	13
3.165% due 11/25/2034 ~	867	864
3.226% due 04/20/2036 ~	10,525	9,799
3.250% due 03/25/2037 ^~	321	293
3.267% due 05/20/2036 ~	545	520
3.342% due 09/20/2036 ^~	192	162
3.408% due 02/25/2047 ^~	363	329
3.479% (US0012M + 1.750%) due 02/20/2036 ^~	857	810
3.489% due 08/25/2034 ^~	64	61
3.504% due 08/25/2034 ^~	236	231
3.636% due 11/19/2033 ~	9	9
Credit Suisse First Boston Mortgage Securities Corp.
2.387% (US0001M + 1.150%) due 03/25/2034 ^~	76	75
3.326% due 08/25/2033 ~	35	36
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.014% due 07/25/2033 ~	13	13

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	35

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DBUBS Mortgage Trust
0.300% due 11/10/2046 ~(a)	$16,942	$160
0.747% due 11/10/2046 ~(a)	13,052	222
Deutsche ALT-A Securities, Inc.
1.377% (LIBOR01M + 0.140%) due 07/25/2047 ~	664	631
1.427% (US0001M + 0.190%) due 08/25/2047 ~	12,549	11,270
1.987% (US0001M + 0.750%) due 10/25/2047 ~	4,226	3,739
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.368% due 06/26/2035 ~	30	30
Downey Savings & Loan Association Mortgage Loan Trust
1.557% (US0001M + 0.320%) due 07/19/2045 ^~	21	3
First Horizon Mortgage Pass-Through Trust
3.294% due 08/25/2035 ~	170	148
3.575% due 10/25/2035 ~	185	183
First Republic Mortgage Loan Trust
1.584% (US0001M + 0.350%) due 11/15/2031 ~	49	48
GMAC Mortgage Corp. Loan Trust
4.015% due 06/25/2034 ~	32	32
GreenPoint Mortgage Funding Trust
1.417% (US0001M + 0.180%) due 01/25/2037 ~	679	642
1.447% (US0001M + 0.210%) due 04/25/2036 ~	632	582
1.507% (US0001M + 0.270%) due 11/25/2045 ~	145	129
Greenpoint Mortgage Pass-Through Certificates
3.758% due 10/25/2033 ~	31	31
GS Mortgage Securities Corp.
1.593% due 02/10/2046 ~(a)	13,062	834
GS Mortgage Securities Trust
2.304% due 11/10/2045 ~(a)	19,510	1,630
GSR Mortgage Loan Trust
2.560% (H15T1Y + 1.750%) due 03/25/2033 ~	129	128
3.204% due 09/25/2035 ~	457	467
3.407% due 11/25/2035 ~	609	602
3.542% due 05/25/2035 ~	187	184
3.571% due 01/25/2035 ~	462	457
3.636% due 04/25/2035 ~	37	37
HarborView Mortgage Loan Trust
1.417% (US0001M + 0.180%) due 07/19/2046 ^~	1,577	1,077
1.421% (LIBOR01M + 0.190%) due 09/19/2037 ~	1,140	1,067
1.477% (LIBOR01M + 0.240%) due 03/19/2036 ~	176	145

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.573% due 07/19/2035 ~	$167	$148
HomeBanc Mortgage Trust
3.191% due 04/25/2037 ^~	264	247
3.251% due 04/25/2037 ^~	1,336	1,152
Impac CMB Trust
1.957% (US0001M + 0.720%) due 10/25/2034 ~	1,018	1,003
2.017% (US0001M + 0.780%) due 10/25/2034 ~	438	430
2.237% (US0001M + 1.000%) due 07/25/2033 ~	35	34
IndyMac Mortgage Loan Trust
1.417% (LIBOR01M + 0.180%) due 07/25/2047 ~	3,828	2,830
1.427% (US0001M + 0.190%) due 09/25/2046 ~	3,685	3,266
1.474% (LIBOR01M + 0.240%) due 06/25/2037 ~	897	882
1.487% (LIBOR01M + 0.250%) due 02/25/2037 ~	1,100	781
1.537% (US0001M + 0.300%) due 11/25/2035 ^~	257	190
1.537% (US0001M + 0.300%) due 06/25/2037 ^~	465	301
2.876% due 03/25/2036 ~	7,374	7,103
3.109% due 12/25/2034 ~	111	108
3.397% due 08/25/2036 ~	660	637
3.718% due 11/25/2035 ^~	640	611
JPMBB Commercial Mortgage Securities Trust
1.322% due 04/15/2047 ~(a)	56,785	1,640
JPMorgan Alternative Loan Trust
1.477% (US0001M + 0.240%) due 10/25/2036 ~	23,533	22,059
3.332% due 12/25/2035 ^~	9,506	8,796
5.500% due 11/25/2036 ^~	6	4
JPMorgan Chase Commercial Mortgage Securities Trust
1.258% due 12/15/2047 ~(a)	73,519	3,154
4.070% due 11/15/2043	300	314
JPMorgan Mortgage Trust
2.996% due 11/25/2033 ~	105	101
3.395% due 02/25/2036 ^~	635	573
3.523% due 10/25/2035 ~	24	23
3.567% due 07/25/2035 ~	183	183
3.725% due 09/25/2035 ~	255	236
Luminent Mortgage Trust
1.404% (LIBOR01M + 0.170%) due 12/25/2036 ~	2,322	2,079
MASTR Adjustable Rate Mortgages Trust
1.447% (US0001M + 0.210%) due 04/25/2046 ~	2,203	1,821
1.537% (LIBOR01M + 0.300%) due 05/25/2047 ^~	1,129	879

36	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Alternative Loan Trust
1.637% (US0001M + 0.400%) due 03/25/2036 ~	$411	$88
6.000% due 03/25/2036 ^	2,166	2,066
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.714% (US0001M + 0.480%) due 06/15/2030 ~	36	34
2.610% due 10/20/2029 ~	18	18
Merrill Lynch Mortgage Investors Trust
1.447% (US0001M + 0.210%) due 02/25/2036 ~	798	769
1.487% (US0001M + 0.250%) due 11/25/2035 ~	1,194	1,124
3.107% due 02/25/2033 ~	136	133
3.120% due 06/25/2035 ~	370	367
Morgan Stanley Bank of America Merrill Lynch Trust
1.273% due 05/15/2046 ~(a)	53,989	2,627
1.619% due 02/15/2046 ~(a)	53,826	2,937
1.639% due 08/15/2045 ~(a)	33,141	1,882
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.997% (LIBOR01M + 0.760%) due 08/25/2034 ~	19	19
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
1.517% (US0001M + 0.280%) due 12/25/2035 ~	1,754	1,712
Residential Accredit Loans, Inc. Trust
1.387% (US0001M + 0.150%) due 02/25/2047 ~	2,019	1,338
1.417% (US0001M + 0.180%) due 07/25/2036 ~	19,621	13,798
1.437% (US0001M + 0.200%) due 12/25/2046 ^~	809	697
1.447% (US0001M + 0.210%) due 04/25/2046 ~	56	32
1.507% (US0001M + 0.270%) due 05/25/2046 ^~	408	336
Residential Asset Securitization Trust
1.637% (US0001M + 0.400%) due 01/25/2046 ^~	130	65
1.687% (US0001M + 0.450%) due 12/25/2036 ^~	397	143
5.750% due 02/25/2036	7,637	7,395
6.250% due 10/25/2036 ^	274	274
6.500% due 08/25/2036 ^	644	405
Residential Funding Mortgage Securities, Inc. Trust
3.780% due 09/25/2035 ^~	297	248
6.500% due 03/25/2032	44	46
Sequoia Mortgage Trust
3.268% due 04/20/2035 ~	165	173
3.447% due 09/20/2046 ^~	4,887	3,914

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
3.315% due 05/25/2036 ^~	$567	$542
3.378% due 02/25/2036 ^~	1,539	1,490
3.452% due 02/25/2034 ~	165	165
3.471% due 04/25/2034 ~	192	195
3.487% due 08/25/2035 ~	556	556
3.608% due 09/25/2036 ^~	1,022	811
3.661% due 09/25/2034 ~	45	46
Structured Asset Mortgage Investments Trust
1.427% (US0001M + 0.190%) due 06/25/2036 ~	106	97
1.447% (US0001M + 0.210%) due 05/25/2036 ~	678	536
1.457% (US0001M + 0.220%) due 05/25/2036 ~	4,073	3,761
1.457% (US0001M + 0.220%) due 09/25/2047 ~	4,661	4,397
1.497% (US0001M + 0.260%) due 05/25/2046 ^~	64	41
1.537% (US0001M + 0.300%) due 08/25/2036 ^~	1,480	1,063
1.547% (US0001M + 0.310%) due 12/25/2035 ^~	11	10
1.817% (US0001M + 0.580%) due 07/19/2034 ~	11	11
2.389% (12MTA + 1.500%) due 08/25/2047 ^~	1,831	1,738
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035	539	530
Thornburg Mortgage Securities Trust
1.367% (US0001M + 0.130%) due 06/25/2037 ~	11,631	11,236
2.487% (US0001M + 1.250%) due 06/25/2037 ^~	1,192	1,109
2.943% due 10/25/2043 ~	69	68
2.968% (US0012M + 1.200%) due 06/25/2037 ~	3,538	3,420
2.978% (LIBOR12M + 1.250%) due 06/25/2047 ^~	762	703
2.978% (LIBOR01M + 1.250%) due 06/25/2047 ^~	1,691	1,541
2.978% (LIBOR01M + 1.250%) due 06/25/2047 ~	74	67
3.068% (US0012M + 1.300%) due 03/25/2037 ~	962	848
3.237% due 09/25/2037 ~	76	76
UBS-Barclays Commercial Mortgage Trust
1.835% due 12/10/2045 ~(a)	55,745	3,723
UBS-Citigroup Commercial Mortgage Trust
2.423% due 01/10/2045 ~(a)	13,756	996
WaMu Mortgage Pass-Through Certificates Trust
1.517% (US0001M + 0.280%) due 11/25/2045 ~	4,588	4,325
1.547% (US0001M + 0.310%) due 01/25/2045 ~	388	380

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	37

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.640% (12MTA + 0.810%) due 12/25/2046 ~	$176	$174
1.869% (12MTA + 0.980%) due 06/25/2046 ~	1,006	997
1.889% (12MTA + 1.000%) due 02/25/2046 ~	2,427	2,385
1.957% (COF 11 + 1.250%) due 02/27/2034 ~	244	242
1.977% (US0001M + 0.740%) due 11/25/2034 ~	884	872
2.207% (COF 11 + 1.500%) due 10/25/2046 ~	1,395	1,363
2.912% due 12/25/2035 ~	451	440
3.029% due 02/25/2037 ^~	7,659	7,050
3.042% due 04/25/2035 ~	496	495
3.062% due 06/25/2033 ~	64	65
3.162% due 10/25/2035 ~	488	492
3.272% due 08/25/2046 ^~	2,103	2,040
Washington Mutual Mortgage Pass-Through Certificates Trust
1.427% (US0001M + 0.190%) due 07/25/2046 ~	4,905	4,386
1.487% (US0001M + 0.250%) due 07/25/2046 ^~	21	14
1.659% (12MTA + 0.770%) due 04/25/2047 ^~	61	2
1.659% (12MTA + 0.770%) due 04/25/2047 ~	12,342	9,456
1.729% (12MTA + 0.840%) due 05/25/2047 ^~	97	20
1.829% (12MTA + 0.940%) due 07/25/2046 ^~	530	394
Wells Fargo Mortgage-Backed Securities Trust
1.737% (US0001M + 0.500%) due 07/25/2037 ^~	283	254
3.034% due 12/25/2033 ~	3	3
3.161% due 03/25/2035 ~	2,922	2,955
3.263% due 06/25/2035 ~	253	256
3.396% due 03/25/2036 ~	29	29
3.419% due 04/25/2036 ~	45	46
3.442% due 10/25/2035 ~	600	613
3.450% due 10/25/2035 ~	185	186
3.479% due 10/25/2036 ~	50	49
Wells Fargo-RBS Commercial Mortgage Trust
0.404% due 03/15/2048 ~(a)	40,000	730
1.431% due 03/15/2045 ~(a)	58,623	2,692
1.505% due 03/15/2048 ~(a)	106,853	5,077

		303,531

U.S. GOVERNMENT AGENCIES 7.1%
Fannie Mae
1.357% (LIBOR01M + 0.120%) due 03/25/2034 ~	48	47
1.637% (LIBOR01M + 0.400%) due 06/25/2036 ~	693	696

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.667% (LIBOR01M + 0.430%) due 11/25/2040 ~	$1,875	$1,883
1.687% (LIBOR01M + 0.450%) due 11/25/2040 - 01/25/2044 ~	8,275	8,320
1.737% (LIBOR01M + 0.500%) due 10/25/2040 - 12/25/2040 ~	5,017	5,056
2.030% (12MTA + 1.200%) due 06/01/2043 ~	58	59
2.037% (LIBOR01M + 0.800%) due 12/25/2039 ~	848	863
2.356% due 01/25/2022 ~(a)	21,929	1,238
2.500% due 04/01/2045	905	877
2.825% (H15T1Y + 2.075%) due 01/01/2023 ~	25	25
2.880% (US0012M + 1.380%) due 12/01/2034 ~	207	216
2.959% (H15T1Y + 2.146%) due 08/01/2023 ~	32	34
2.992% (H15T1Y + 2.210%) due 04/01/2032 ~	28	29
3.064% (H15T1Y + 2.508%) due 12/01/2030 ~	10	10
3.125% (H15T1Y + 2.125%) due 06/01/2035 ~	223	232
3.229% (H15T1Y + 2.360%) due 11/01/2034 ~	1,102	1,171
3.428% (US0012M + 1.672%) due 08/01/2036 ~	120	126
3.500% due 01/01/2021 - 04/01/2027	4,208	4,395
4.295% due 06/01/2021	1,973	2,106
6.000% due 04/25/2043 - 07/25/2044	1,014	1,158
Fannie Mae, TBA
3.000% due 10/01/2047 - 11/01/2047	163,300	163,640
3.500% due 10/01/2032 - 12/01/2047	308,000	317,032
4.000% due 10/01/2047	1,100	1,158
Freddie Mac
0.987% due 09/25/2022 ~(a)	23,592	829
1.142% due 11/25/2022 ~(a)	32,955	1,411
1.445% due 08/25/2019 ~(a)	37,586	808
1.503% due 01/15/2038 ~(a)	12,012	569
1.539% due 11/25/2019 ~(a)	33,008	848
1.582% (LIBOR01M + 0.350%) due 01/15/2038 ~	12,012	11,963
1.685% due 10/25/2021 ~(a)	28,396	1,460
1.693% due 06/25/2020 ~(a)	31,098	1,072
1.714% (LIBOR01M + 0.480%) due 10/15/2040 ~	2,820	2,842
1.834% (LIBOR01M + 0.600%) due 12/15/2037 ~	576	581
2.030% (12MTA + 1.200%) due 10/25/2044 - 02/25/2045 ~	2,184	2,219

38	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.948% (H15T1Y + 2.110%) due 06/01/2022 ~	$50	$51
3.444% (US0012M + 1.771%) due 09/01/2035 ~	72	76
6.000% due 12/01/2033	679	750
6.500% due 11/15/2023	19	21
Freddie Mac, TBA
3.500% due 11/01/2047	9,000	9,264
Ginnie Mae
2.125% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2027 ~	150	155
2.250% (H15T1Y + 1.500%) due 11/20/2021 - 11/20/2030 ~	65	66
2.625% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2030 ~	282	292
6.000% due 08/20/2034	7,922	9,018
NCUA Guaranteed Notes
1.701% (LIBOR01M + 0.470%) due 11/05/2020 ~	28,530	28,592
1.791% (LIBOR01M + 0.560%) due 12/08/2020 ~	14,384	14,467
Small Business Administration
5.110% due 04/01/2025	30	31

		597,756

U.S. TREASURY OBLIGATIONS 4.9%
U.S. Treasury Bonds
3.625% due 08/15/2043 (j)	2,200	2,523
5.250% due 02/15/2029 (j)	900	1,158
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (j)(l)(n)	6,922	6,945
0.125% due 04/15/2022 (j)	43,684	43,683
0.125% due 07/15/2022 (j)(l)(n)	115,494	116,068
0.125% due 01/15/2023 (j)(l)(n)	116,549	116,268
0.250% due 01/15/2025 (j)(l)(n)	46,042	45,583
0.625% due 01/15/2026 (l)(n)	2,369	2,401
0.750% due 02/15/2045 (j)(n)	988	942
2.000% due 01/15/2026 (j)(l)(n)	14,183	15,950
2.375% due 01/15/2025 (l)	1,299	1,484
2.375% due 01/15/2027 (l)	5,098	5,960
2.500% due 01/15/2029 (l)	6,043	7,295
U.S. Treasury Notes
1.750% due 04/30/2022 (j)	7,500	7,452
2.000% due 08/15/2025 (j)	17,000	16,705
2.000% due 11/15/2026 (j)	9,600	9,353
2.250% due 11/15/2025 (j)	5,600	5,598
2.375% due 05/15/2027	450	452
U.S. Treasury STRIPS
0.000% due 11/15/2023 (e)(j)(l)	11,000	9,643

		415,463

Total United States (Cost $2,321,286)		2,387,009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 19.8%

REPURCHASE AGREEMENTS (i) 0.7%
			$55,921

JAPAN TREASURY BILLS 16.9%
(0.163)% due 10/30/2017 - 12/18/2017 (d)(e)	JPY	160,780,000	1,429,132

MEXICO TREASURY BILLS 0.9%
7.017% due 11/30/2017 - 03/01/2018 (d)(e)	MXN	1,447,700	77,472

U.S. TREASURY BILLS 1.3%
1.047% due 11/09/2017 - 02/22/2018 (d)(e)(l)(n)		$111,376	111,075

Total Short-Term Instruments (Cost $1,703,868)			1,673,600

Total Investments in Securities (Cost $10,142,549)			10,445,540

		SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		11,403	113

Total Short-Term Instruments (Cost $113)			113

Total Investments in Affiliates (Cost $113)			113

Total Investments 123.3% (Cost $10,142,662)			$10,445,653

Financial Derivative Instruments (k)(m) 0.6% (Cost or Premiums, net $(15,838))			51,116

Other Assets and Liabilities, net (23.9)%			(2,026,679)

Net Assets 100.0%			$8,470,090

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	39

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$5,992	$5,994	0.07%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$55,921	U.S. Treasury Notes 2.625% due 08/15/2020	$(57,042)	$55,921	$55,923

Total Repurchase Agreements						$(57,042)	$55,921	$55,923

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BOM	1.270%	08/28/2017	10/10/2017	$	(6,275)	$(6,283)
	1.270	09/13/2017	10/10/2017		(11,044)	(11,052)
BOS	1.280	07/26/2017	10/26/2017		(8,190)	(8,209)
	1.350	09/19/2017	10/03/2017		(1,555)	(1,556)
BPS	(0.350)	07/24/2017	11/02/2017	EUR	(10,990)	(12,981)
	(0.350)	07/25/2017	11/02/2017		(5,037)	(5,949)
	(0.350)	08/03/2017	11/02/2017		(211,271)	(249,555)

40	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2017

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BSN	1.220%	08/03/2017	10/03/2017	$	(7,081)	$(7,096)
	1.250	08/29/2017	10/27/2017		(11,455)	(11,468)
	1.300	07/05/2017	10/05/2017		(12,813)	(12,854)
	1.310	07/06/2017	10/06/2017		(54,538)	(54,712)
IND	(0.350)	08/03/2017	11/02/2017	EUR	(85,173)	(100,607)
	0.360	07/31/2017	10/11/2017	GBP	(261)	(351)
	0.370	07/25/2017	10/11/2017		(5,339)	(7,159)
	1.250	08/15/2017	10/16/2017	$	(33,986)	(34,042)
	1.250	08/16/2017	10/16/2017		(29,871)	(29,919)
	1.270	09/22/2017	10/06/2017		(9,364)	(9,368)
	1.280	09/06/2017	10/18/2017		(20,930)	(20,950)
	1.280	09/15/2017	10/27/2017		(58,462)	(58,497)
	1.290	09/19/2017	10/03/2017		(31,292)	(31,306)
	1.300	09/14/2017	10/16/2017		(28,818)	(28,837)
MBC	(0.450)	07/27/2017	10/19/2017	EUR	(203,720)	(240,574)
	(0.330)	08/03/2017	11/02/2017		(29,100)	(34,374)
	0.350	07/20/2017	10/11/2017	GBP	(20,512)	(27,506)
MEI	1.300	09/22/2017	10/13/2017	CAD	(110,413)	(88,521)
SCX	0.370	07/20/2017	10/11/2017	GBP	(178,639)	(239,552)
	0.380	09/28/2017	11/02/2017		(3,057)	(4,096)
	1.280	08/23/2017	10/23/2017	$	(1,283)	(1,285)
	1.290	08/23/2017	10/23/2017		(2,329)	(2,333)
UBS	(0.350)	08/28/2017	11/02/2017	EUR	(4,156)	(4,910)
	(0.320)	07/31/2017	11/02/2017		(827)	(977)
	(0.320)	08/03/2017	11/02/2017		(47,038)	(55,565)
	(0.300)	07/31/2017	11/02/2017		(452)	(534)

Total Reverse Repurchase Agreements						$(1,402,978)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
TDM	1.280%	09/19/2017	10/13/2017	CAD (10,848)	$(8,818)
	1.300	09/25/2017	10/13/2017	(9,659)	(7,823)
	1.300	09/27/2017	10/13/2017	(19,730)	(15,978)

Total Sale-Buyback Transactions					$(32,619)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States 0.0%
U.S. Government Agencies 0.0% Fannie Mae, TBA	4.500%	11/01/2047	$3,500	$(3,754)	$(3,752)

Total Short Sales 0.0%				$(3,754)	$(3,752)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	41

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(17,335)	$0	$(17,335)	$17,104	$(231)
BOS	0	(9,765)	0	(9,765)	9,622	(143)
BPS	0	(268,485)	0	(268,485)	267,385	(1,100)
BSN	0	(86,130)	0	(86,130)	85,883	(247)
FICC	55,923	0	0	55,923	(57,042)	(1,119)
GRE	0	0	0	0	(40)	(40)
IND	0	(321,036)	0	(321,036)	319,950	(1,086)
MBC	0	(302,454)	0	(302,454)	302,374	(80)
MEI	0	(88,521)	0	(88,521)	88,007	(514)
SCX	0	(247,266)	0	(247,266)	246,903	(363)
UBS	0	(61,986)	0	(61,986)	62,209	223

Master Securities Forward Transaction Agreement
TDM	0	0	(32,619)	(32,619)	32,097	(522)

Total Borrowings and Other Financing Transactions	$55,923	$(1,402,978)	$(32,619)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$(603,663)	$(469,548)	$0	$(1,073,211)
U.S. Treasury Obligations	0	(329,767)	0	0	(329,767)

Total	$0	$(933,430)	$(469,548)	$0	$(1,402,978)

Sale-Buyback Transactions
Sovereign Issues	0	(32,619)	0	0	(32,619)

Total	$0	$(32,619)	$0	$0	$(32,619)

Total Borrowings	$0	$(966,049)	$(469,548)	$0	$(1,435,597)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(1,435,597)

(j)	Securities with an aggregate market value of $1,433,128 and cash of $195 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(998,673) at a weighted average interest rate of 0.375%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(13) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

42	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2017

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	4,655	$11,638	$408	$262

Total Purchased Options					$408	$262

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	4,655	$11,638	$(494)	$(88)

Total Written Options					$(494)	$(88)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month Canada Bankers Acceptance December Futures	12/2017	4,581	CAD	902,891	$(1,379)	$459	$0
3-Month Canada Bankers Acceptance December Futures	12/2018	141		27,672	11	17	(3)
90-Day Eurodollar March Futures	03/2018	7,318	$	1,800,411	(1,379)	0	(92)
Australia Government 3-Year Note December Futures	12/2017	876	AUD	76,296	(340)	63	(85)
Australia Government 10-Year Bond December Futures	12/2017	453		45,142	(771)	71	(266)
Canada Government 10-Year Bond December Futures	12/2017	520	CAD	56,386	(1,103)	75	(58)
Euro-BTP Italy Government Bond December Futures	12/2017	104	EUR	16,589	(82)	59	0
Euro-Bund 10-Year Bond December Futures	12/2017	554		105,425	(279)	138	(144)
Euro-Buxl 30-Year Bond December Futures	12/2017	401		77,376	(849)	398	(246)
Euro-Schatz December Futures	12/2017	8,028		1,063,923	(501)	0	(95)
Japan Government 10-Year Bond December Futures	12/2017	429	JPY	573,207	(2,631)	343	(1,220)
U.S. Treasury 5-Year Note December Futures	12/2017	1,110	$	130,425	(848)	0	(182)
U.S. Treasury 10-Year Note December Futures	12/2017	9,393		1,177,060	(12,748)	0	(2,202)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	2,785		459,873	(7,134)	1,131	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	1,604	GBP	266,279	(82)	27	0
United Kingdom Long Gilt December Futures	12/2017	484		80,344	(2,494)	162	(19)

					$(32,609)	$2,943	$(4,612)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	43

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2017	3,644	$	(897,517)	$196	$0	$0
90-Day Eurodollar December Futures	12/2018	110		(26,987)	38	8	0
90-Day Eurodollar March Futures	03/2019	7,318		(1,794,557)	512	640	0
Euro-Bobl December Futures	12/2017	470	EUR	(72,870)	225	28	(16)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	489		(89,663)	540	70	(139)
Put Options Strike @ EUR 159.000 on Euro-Bund 10-Year Bond December Futures	11/2017	254		(141)	9	15	(6)
U.S. Treasury 30-Year Bond December Futures	12/2017	1,089	$	(166,413)	2,219	0	(34)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	1,604	GBP	(265,715)	106	0	(27)

					$3,845	$761	$(222)

Total Futures Contracts					$(28,764)	$3,704	$(4,834)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Ally Financial, Inc.	(5.000)%	Quarterly	06/20/2018	0.202%	$	1,600	$(93)	$35	$(58)	$0	$(1)
Altria Group, Inc.	(1.000)	Quarterly	12/20/2020	0.157		19,700	(575)	43	(532)	0	(2)
BASF Co.	(1.000)	Quarterly	12/20/2020	0.145	EUR	4,800	(139)	(21)	(160)	0	(3)
Bayer AG	(1.000)	Quarterly	12/20/2020	0.182		7,400	(171)	(66)	(237)	0	(5)
Fortum OYJ	(1.000)	Quarterly	12/20/2020	0.278		1,000	(18)	(10)	(28)	0	0
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.192		11,700	(378)	9	(369)	0	0
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.128	$	14,300	(422)	22	(400)	0	(2)
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.134		16,500	(476)	18	(458)	0	(3)
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.265	EUR	5,100	(126)	(20)	(146)	1	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.334		4,900	(78)	(50)	(128)	0	(1)
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.134	$	8,600	(239)	0	(239)	0	(1)

							$(2,715)	$(40)	$(2,755)	$1	$(18)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2021	0.395%	EUR	10,000	$220	$87	$307	$0	$(2)
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.474	$	6,400	113	42	155	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.763	EUR	4,900	(145)	268	123	0	(4)
Telecom Italia SpA	1.000	Quarterly	06/20/2024	1.660		5,400	(412)	146	(266)	0	(6)
Tesco PLC	1.000	Quarterly	06/20/2022	1.286		10,675	(510)	346	(164)	0	(12)

							$(734)	$889	$155	$0	$(24)

44	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2017

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$	34,700	$(2,626)	$(135)	$(2,761)	$0	$(85)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		327,100	(5,936)	(1,052)	(6,988)	0	(115)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	1,097,000	(13,374)	(19,038)	(32,412)	0	(598)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		391,400	(10,378)	(127)	(10,505)	0	(243)

						$(32,314)	$(20,352)	$(52,666)	$0	$(1,041)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month CAD-Bank Bill	1.400%	Semi-Annual	09/13/2019	CAD	1,029,000	$(1,927)	$(5,671)	$(7,598)	$909	$0
Pay(6)	3-Month CAD-Bank Bill	1.450	Semi-Annual	12/13/2019		538,300	(1,657)	(2,590)	(4,247)	557	0
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		223,500	5,055	3,296	8,351	0	(358)
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	39,600	(169)	(219)	(388)	0	(5)
Pay(6)	3-Month NZD-BBR	2.500	Semi-Annual	07/11/2019	NZD	1,168,600	630	1,041	1,671	0	(149)
Receive	3-Month SEK-STIBOR	0.440	Annual	08/08/2022	SEK	440,300	0	(106)	(106)	0	(90)
Receive	3-Month SEK-STIBOR	0.413	Annual	08/10/2022		673,400	0	(37)	(37)	0	(138)
Receive	3-Month SEK-STIBOR	0.398	Annual	08/11/2022		501,500	0	22	22	0	(102)
Receive	3-Month SEK-STIBOR	0.425	Annual	08/14/2022		182,200	0	(19)	(19)	0	(37)
Receive(6)	3-Month SEK-STIBOR	0.750	Annual	03/21/2023		1,498,200	(449)	(440)	(889)	0	(302)
Pay(6)	3-Month USD-LIBOR	1.750	Semi-Annual	06/18/2018	$	4,621,800	1,919	2,522	4,441	0	(156)
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/18/2019		4,621,800	(3,564)	(3,898)	(7,462)	1,054	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		1,553,500	9,750	(2,723)	7,027	650	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		836,600	(4,760)	1,732	(3,028)	541	0
Pay	3-Month USD-LIBOR	1.310	Quarterly	06/12/2022		156,900	0	53	53	0	(26)
Pay	3-Month USD-LIBOR	1.324	Quarterly	06/19/2022		374,100	28	(16)	12	0	(57)
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		676,000	(8,484)	2,723	(5,761)	1,208	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023		55,700	(2,043)	1,917	(126)	98	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		637,200	7,692	2,201	9,893	1,166	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		78,470	2,709	292	3,001	147	0
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		14,600	(347)	149	(198)	28	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	45

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	3-Month USD-LIBOR	2.098%	Semi-Annual	07/01/2041	$	311,500	$4,623	$1,589	$6,212	$0	$(304)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		54,100	(2,959)	6,372	3,413	0	(96)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		35,000	7,087	(977)	6,110	0	(68)
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		205,800	(6,206)	(1,324)	(7,530)	0	(340)
Receive(6)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		17,000	0	(1,072)	(1,072)	0	(38)
Receive(6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		62,500	0	(3,974)	(3,974)	0	(140)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027	ZAR	300,000	517	542	1,059	100	0
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023	EUR	999,500	12,528	(4,432)	8,096	25	0
Pay(6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028		497,650	2,235	(3,239)	(1,004)	479	(719)
Pay	6-Month EUR-EURIBOR	0.750	Annual	03/15/2032		600	(40)	(9)	(49)	0	(1)
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048		191,400	(57)	7,696	7,639	76	0
Pay(6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019		425,300	680	(178)	502	58	0
Pay(6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/21/2020		353,400	647	(2,688)	(2,041)	35	0
Receive(6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		425,300	322	158	480	0	(53)
Receive(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		6,000	55	(130)	(75)	8	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		141,250	(3,807)	3,318	(489)	0	(461)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		47,400	(1,788)	305	(1,483)	0	(368)
Pay	6-Month JPY-LIBOR	0.150	Semi-Annual	03/22/2018	JPY	98,320,000	1,785	(1,132)	653	11	0
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	12/20/2021		9,090,000	1,686	(169)	1,517	0	(28)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		25,790,000	(132)	(202)	(334)	158	0
Pay	6-Month JPY-LIBOR	1.500	Semi-Annual	06/19/2033		2,120,000	3,623	(722)	2,901	0	(39)
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		4,520,000	6,222	(1,684)	4,538	0	(75)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		880,000	(1,395)	116	(1,279)	32	0
Receive(6)	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		6,430,000	(1,159)	418	(741)	252	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022		248,600	0	255	255	0	(23)
Pay	28-Day MXN-TIIE	7.317	Lunar	03/23/2022		432,400	0	482	482	0	(41)
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		339,800	(1,930)	773	(1,157)	0	(44)

							$26,920	$321	$27,241	$7,592	$(4,258)

Total Swap Agreements							$(8,843)	$(19,182)	$(28,025)	$7,593	$(5,341)

46	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2017

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$ 262	$3,704	$7,593	$11,559		$(88)	$(4,834)	$(5,341)	$(10,263)

(l)	Securities with an aggregate market value of $105,013 and cash of $20,458 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2017	NZD	41,381	$	29,599	$0	$(290)
	10/2017	$	57,663	AUD	73,428	0	(66)
	10/2017		748	GBP	550	0	(11)
	10/2017		2,369	JPY	263,500	0	(28)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	47

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2017	AUD	73,428	$	57,643	$66	$0
	12/2017	$	55,732	CNH	384,913	1,997	0
BOA	10/2017	BRL	61,706	$	19,478	0	(5)
	10/2017	CAD	401,228		326,837	5,273	0
	10/2017	CHF	13,996		14,831	378	0
	10/2017	EUR	20,583		24,609	282	0
	10/2017	$	19,454	BRL	61,706	29	0
	10/2017		562,568	DKK	3,561,055	3,015	0
	10/2017		1,723	EUR	1,448	0	(11)
	10/2017		22,791	GBP	16,807	0	(270)
	10/2017		7,216	NOK	57,498	3	0
	10/2017		73	SEK	601	0	0
	11/2017	NOK	57,498	$	7,221	0	(3)
	11/2017	SEK	601		74	0	0
	01/2018	DKK	3,809,390		602,057	0	(6,333)
	04/2018		455,299		66,921	0	(6,216)
BPS	10/2017	AUD	67,680		53,956	868	0
	10/2017	BRL	268,300		83,714	0	(999)
	10/2017	IDR	248,773,400		18,455	1	0
	10/2017	$	84,691	BRL	268,300	23	0
	10/2017		7,988	CAD	9,900	0	(54)
	10/2017		577,246	EUR	491,692	3,885	0
	10/2017		20,459	PEN	66,850	2	0
	10/2017		150	ZAR	1,942	0	(6)
	11/2017	EUR	491,692	$	578,178	0	(3,881)
	11/2017	TRY	56,674		15,711	7	0
	12/2017	INR	66		1	0	0
	12/2017	JPY	810,000		7,356	137	0
	12/2017	$	22,041	INR	1,421,335	0	(450)
	01/2018	DKK	67,347	$	9,932	0	(824)
	01/2018	$	223	DKK	1,465	11	0
	03/2018	MXN	1,121,100	$	53,611	0	(6,550)
	04/2018	DKK	742,326		110,287	0	(8,957)
BRC	10/2017	$	25,128	CAD	30,500	0	(684)
	10/2017		1	IDR	13,470	0	0
	11/2017	MYR	74,507	$	17,744	114	0
CBK	10/2017	DKK	50,065		7,658	0	(294)
	10/2017	EUR	27,027		32,242	299	0
	10/2017	PEN	37,407		11,443	0	(9)
	10/2017	$	28,948	DKK	198,708	2,612	0
	10/2017		2,383	EUR	1,973	0	(51)
	10/2017		1,356	GBP	1,000	0	(16)
	10/2017		799,517	JPY	90,188,170	1,977	0
	10/2017		1,718	ZAR	22,562	0	(53)
	10/2017	ZAR	4,557	$	335	0	(2)
	11/2017	JPY	107,928,170		963,827	5,182	(1,964)
	12/2017		21,690,000		197,281	3,992	0
	12/2017	$	10,158	INR	665,908	0	(42)
	12/2017		42,783	MXN	775,402	0	(696)
	12/2017		18,329	RUB	1,064,189	0	(54)
DUB	11/2017	EUR	17,381	$	20,542	0	(33)
	11/2017	$	24,904	BRL	79,137	0	(25)
	07/2018	BRL	55,901	$	15,859	0	(1,207)
FBF	10/2017		37,379		11,799	0	(3)
	10/2017	$	11,923	BRL	37,379	0	(121)
	11/2017		1,164	GBP	868	1	0
	12/2017	TWD	10,422	$	349	5	0
	12/2017	$	51,512	INR	3,376,582	0	(219)

48	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2017

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	10/2017	AUD	3,352	$	2,699	$70	$0
	10/2017	CAD	193,651		154,775	176	(603)
	10/2017	DKK	259,195		39,915	0	(1,251)
	10/2017	EUR	16,040		19,201	244	0
	10/2017	GBP	259,999		336,625	0	(11,774)
	10/2017	JPY	115,495,470		1,046,785	20,125	0
	10/2017	RUB	3,739,665		63,803	0	(845)
	10/2017	SEK	3,161,680		398,172	9,993	0
	10/2017	$	3,399	EUR	2,875	0	(1)
	10/2017		8,229	IDR	110,723,375	0	(15)
	10/2017		3,968	JPY	442,700	0	(33)
	10/2017		21,925	PEN	71,610	0	(2)
	11/2017	TRY	15,315	$	4,249	5	0
	12/2017	CNY	7,803		1,130	0	(40)
	12/2017	JPY	16,040,000		145,835	2,765	0
	12/2017	$	558	INR	36,765	0	0
	12/2017		362	MXN	6,518	0	(8)
	12/2017		45,400	SGD	61,534	0	(6)
	04/2018	DKK	455,193	$	67,158	0	(5,962)
	04/2018	$	12,662	KRW	14,382,766	0	(65)
HUS	10/2017	CAD	117,720	$	94,421	75	0
	10/2017	DKK	2,218,344		340,112	0	(12,216)
	10/2017	$	236,502	CAD	290,103	14	(4,013)
	10/2017		4,018	GBP	3,000	2	0
	11/2017	INR	45,115	$	700	13	0
	11/2017	PLN	123,654		34,312	426	0
	12/2017	INR	108,531		1,678	29	0
	12/2017	$	284	MXN	5,204	0	(2)
	12/2017		54,161	RUB	3,179,865	448	0
	04/2018	DKK	39,064	$	5,815	0	(460)
IND	10/2017	SEK	25,420		3,192	71	0
	10/2017	$	3,083	SEK	24,495	0	(76)
JPM	10/2017	AUD	2,396	$	1,898	19	0
	10/2017	CAD	31,229		25,609	581	0
	10/2017	DKK	1,113,055		171,708	102	(5,174)
	10/2017	EUR	23,902		28,460	210	0
	10/2017	GBP	4,463		6,046	65	0
	10/2017	IDR	28,596,810		2,123	2	0
	10/2017	$	8,773	CAD	10,800	0	(117)
	10/2017		2,298	DKK	15,000	85	0
	10/2017		1,732	EUR	1,455	0	(12)
	10/2017		33,482	IDR	451,087,750	5	(26)
	10/2017		1,162	JPY	130,200	0	(5)
	10/2017		4,779	RUB	275,987	0	(8)
	10/2017		41,473	SEK	329,825	0	(978)
	11/2017	EUR	69,236	$	81,930	0	(31)
	11/2017	JPY	21,240,000		195,164	5,944	0
	11/2017	TRY	992		274	0	(1)
	11/2017	$	4,235	CAD	5,297	20	(8)
	12/2017	INR	1,583,827	$	24,083	24	0
	12/2017	$	112	MXN	2,026	0	(2)
	04/2018	KRW	17,580,484	$	15,641	242	0
	04/2018	$	15,641	KRW	17,624,279	0	(204)
MSB	10/2017	BRL	268,300	$	84,691	0	(23)
	10/2017	EUR	411,891		496,411	9,597	0
	10/2017	$	86,596	BRL	268,300	0	(1,882)
	11/2017	KRW	23,038,128	$	20,118	0	(8)
	11/2017	MYR	31,277		7,442	38	0
	12/2017	JPY	25,370,000		230,683	4,596	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	49

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2017	THB	17,085	$	517	$4	$0
	12/2017	$	919	KRW	1,042,075	0	(8)
	01/2018	BRL	96,400	$	30,794	726	0
	01/2018	DKK	308,896		45,346	0	(3,987)
	04/2018	BRL	171,900		54,146	1,096	0
	04/2018	KRW	14,368,838		12,662	77	0
NAB	10/2017	$	278,505	CAD	344,762	0	(2,196)
	11/2017	CAD	344,762	$	278,569	2,203	0
NGF	10/2017	BRL	99,084		31,376	91	0
	10/2017	$	31,277	BRL	99,084	8	0
	11/2017	MXN	326,600	$	15,840	0	(1,928)
	11/2017	$	31,253	BRL	99,084	0	(104)
RBC	10/2017	CAD	151,534	$	122,655	1,208	0
	10/2017	$	177,322	CAD	216,700	0	(3,648)
SCX	10/2017	IDR	561,824,595	$	41,725	49	0
	10/2017	NOK	57,498		7,457	238	0
	10/2017	$	1,300	JPY	140,900	0	(48)
	12/2017	CNH	376,419	$	53,328	0	(3,127)
	12/2017	SGD	233,978		171,287	0	(1,322)
	12/2017	$	34,558	RUB	2,019,057	116	0
	01/2018		41,317	IDR	561,824,595	0	(74)
SOG	10/2017		4,229	EUR	3,650	90	0
	11/2017	NZD	41,381	$	29,832	0	(40)
	12/2017	KRW	783,620		693	8	0
	12/2017	MXN	30,773		1,678	8	0
	03/2018	CZK	422,211		17,293	0	(2,128)
TOR	10/2017	DKK	519,203		80,100	0	(2,362)
	10/2017	$	14,367	CHF	13,996	87	0
	11/2017	CHF	13,996	$	14,394	0	(88)
	11/2017	$	41,221	TRY	150,125	378	0
	01/2018	DKK	75,902	$	11,240	0	(882)
UAG	10/2017		168,680		25,958	0	(832)
	10/2017	EUR	17,381		20,462	0	(80)
	10/2017	$	329,359	GBP	246,105	590	(167)
	10/2017		347,899	SEK	2,832,179	0	(175)
	11/2017	GBP	228,303	$	305,637	0	(587)
	11/2017	JPY	100,000		899	8	0
	11/2017	MYR	92,920		22,101	111	0
	11/2017	SEK	2,832,179		348,471	170	0
	12/2017	CNY	11,009		1,553	0	(97)
	12/2017	JPY	33,460,000		308,408	10,096	0
	01/2018	$	25,481	DKK	159,615	10	0

Total Forward Foreign Currency Contracts						$103,517	$(110,158)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$ 54,267	$999	$1,076
GLM	Call - OTC USD versus JPY		120.000	04/20/2020	36,761	682	731

						$1,681	$1,807

50	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2017

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400%	03/14/2018	$447,100	$378	$3
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.030	12/18/2017	1,718,400	1,748	14
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018	2,273,800	1,895	18

							$4,021	$35

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating RateIndex	Expiration Date	Notional Amount	Cost	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor (1)	0.400%	3-Month USD-LIBOR	10/26/2017	$909,100	$91	$0

Total Purchased Options						$5,793	$1,842

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus CAD	CAD	0.951	12/21/2017	AUD	34,800	$(150)	$(128)
	Call - OTC AUD versus CAD		1.005	12/21/2017		34,800	(150)	(115)
DUB	Put - OTC AUD versus CAD		0.959	12/20/2017		32,900	(143)	(168)
	Call - OTC AUD versus CAD		1.013	12/20/2017		32,900	(153)	(73)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018	$	15,400	(820)	0
GLM	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	40,500	(532)	(199)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018	$	29,100	(2,800)	(294)
	Put - OTC USD versus BRL		3.892	07/02/2018		29,100	(2,800)	(5,702)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		36,761	(685)	(193)
JPM	Put - OTC USD versus KRW		1,075.000	04/25/2018		46,550	(954)	(256)

							$(9,187)	$(7,128)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	$6,400	$(83)	$0

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor (1)	0.000%	3-Month USD-LIBOR	10/26/2017	$909,100	$0	$0

Total Written Options						$(9,270)	$(7,128)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	51

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(4)	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Agrium, Inc.	(1.250)%	Quarterly	03/20/2019	0.194%	$	4,000	$0	$(64)	$0	$(64)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		4,500	(156)	20	0	(136)
BPS	Credit Suisse Group Finance	(1.000)	Quarterly	06/20/2022	0.747	EUR	12,500	214	(396)	0	(182)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342	$	16,740	(598)	92	0	(506)
BRC	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		26,260	(909)	115	0	(794)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		25,300	(898)	133	0	(765)
GST	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		31,100	(1,092)	151	0	(941)

								$(3,439)	$51	$0	$(3,388)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(4)	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Shire Acquisitions Investments Ireland DAC +	1.000%	Quarterly	12/20/2021	1.079%	EUR	3,100	$(115)	$80	$0	$(35)
FBF	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.528	$	2,400	(150)	100	0	(50)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755		3,300	(195)	86	0	(109)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.937		6,100	(294)	21	0	(273)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.455		10,000	23	6	29	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.528		9,900	(639)	433	0	(206)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.937		1,600	(79)	8	0	(71)

								$(1,449)	$734	$29	$(744)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR	42,900	$2,244	$(2,110)	$134	$0

52	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2017

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	AUD	44,800	$ 35,513	$161	$(547)	$0	$(386)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027		26,900	21,189	(67)	(26)	0	(93)
CBK	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	GBP	229,500	280,679	(719)	27,248	26,529	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		5,100	6,732	(17)	112	95	0
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026		14,300	17,446	(12)	1,697	1,685	0
GLM	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		231,800	283,491	(418)	27,213	26,795	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	53

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	AUD	9,586	$7,497	$31	$(10)	$21	$0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	18,100	22,086	531	1,599	2,130	0
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		50,600	61,884	(294)	6,143	5,849	0
TOR	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		156,900	207,108	16	2,902	2,918	0

								$(788)	$66,331	$66,022	$(479)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	3-Month KRW-KORIBOR	2.000%	Quarterly	07/10/2027	KRW	57,056,100	$0	$166	$166	$0
CBK	Receive	3-Month KRW-KORIBOR	2.013	Quarterly	07/10/2027		33,001,500	0	62	62	0
	Receive	3-Month KRW-KORIBOR	1.995	Quarterly	07/10/2027		21,125,200	0	70	70	0

								$0	$298	$298	$0

54	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2017

VOLATILITY SWAPS

Counterparty	Pay/ Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	Maturity	06/24/2019	$59	$0	$(23)	$0	$(23)
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	Maturity	06/26/2019	86	0	(40)	0	(40)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/24/2019	59	0	(26)	0	(26)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/26/2019	86	0	(36)	0	(36)

							$0	$(125)	$0	$(125)

Total Swap Agreements							$(3,432)	$65,179	$66,483	$(4,736)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
AZD	$2,063	$0	$0	$2,063	$(395)	$0	$0	$(395)	$1,668	$(1,960)	$(292)
BOA	8,980	1,076	0	10,056	(12,838)	(243)	(200)	(13,281)	(3,225)	4,319	1,094
BPS	4,934	0	300	5,234	(21,721)	0	(1,167)	(22,888)	(17,654)	16,385	(1,269)
BRC	114	0	0	114	(684)	0	(794)	(1,478)	(1,364)	1,252	(112)
CBK	14,062	0	26,756	40,818	(3,181)	0	(800)	(3,981)	36,837	(10,291)	26,546
DUB	0	0	1,685	1,685	(1,265)	(241)	(125)	(1,631)	54	1,665	1,719
FBF	6	0	0	6	(343)	0	(50)	(393)	(387)	780	393
GLM	33,378	734	26,795	60,907	(20,605)	(6,388)	0	(26,993)	33,914	(3,100)	30,814
GST	0	0	0	0	0	0	(1,323)	(1,323)	(1,323)	1,365	42
HUS	1,007	0	29	1,036	(16,691)	0	(277)	(16,968)	(15,932)	14,600	(1,332)
IND	71	0	0	71	(76)	0	0	(76)	(5)	0	(5)
JPM	7,299	0	0	7,299	(6,566)	(256)	0	(6,822)	477	0	477
MSB	16,134	0	0	16,134	(5,908)	0	0	(5,908)	10,226	(12,090)	(1,864)
MYC	0	32	21	53	0	0	0	0	53	(314)	(261)
NAB	2,203	0	0	2,203	(2,196)	0	0	(2,196)	7	0	7
NGF	99	0	0	99	(2,032)	0	0	(2,032)	(1,933)	2,078	145
RBC	1,208	0	0	1,208	(3,648)	0	0	(3,648)	(2,440)	2,979	539
RYL	0	0	2,130	2,130	0	0	0	0	2,130	(25)	2,105
SCX	403	0	0	403	(4,571)	0	0	(4,571)	(4,168)	4,003	(165)
SOG	106	0	5,849	5,955	(2,168)	0	0	(2,168)	3,787	2,252	6,039
TOR	465	0	2,918	3,383	(3,332)	0	0	(3,332)	51	2,773	2,824
UAG	10,985	0	0	10,985	(1,938)	0	0	(1,938)	9,047	(9,060)	(13)

Total Over the Counter	$103,517	$1,842	$66,483	$171,842	$(110,158)	$(7,128)	$(4,736)	$(122,022)

(n)	Securities with an aggregate market value of $54,449 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	55

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$262	$262
Futures	0	0	0	0	3,704	3,704
Swap Agreements	0	1	0	0	7,592	7,593

	$0	$1	$0	$0	$11,558	$11,559

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$103,517	$0	$103,517
Purchased Options	0	0	0	1,807	35	1,842
Swap Agreements	0	163	0	66,022	298	66,483

	$0	$163	$0	$171,346	$333	$171,842

	$0	$164	$0	$171,346	$11,891	$183,401

56	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2017

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$88	$88
Futures	0	0	0	0	4,834	4,834
Swap Agreements	0	1,083	0	0	4,258	5,341

	$0	$1,083	$0	$0	$9,180	$10,263

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$110,158	$0	$110,158
Written Options	0	0	0	7,128	0	7,128
Swap Agreements	0	4,257	0	479	0	4,736

	$0	$4,257	$0	$117,765	$0	$122,022

	$0	$5,340	$0	$117,765	$9,180	$132,285

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(34)	$(34)
Written Options	0	0	0	0	430	430
Futures	0	0	0	0	66,238	66,238
Swap Agreements	0	(14,139)	0	0	59,598	45,459

	$0	$(14,139)	$0	$0	$126,232	$112,093

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(208,728)	$0	$(208,728)
Purchased Options	0	0	0	(2,115)	(1,549)	(3,664)
Written Options	0	0	0	2,648	2,306	4,954
Swap Agreements	0	(1,307)	0	69,827	1,065	69,585

	$0	$(1,307)	$0	$(138,368)	$1,822	$(137,853)

	$0	$(15,446)	$0	$(138,368)	$128,054	$(25,760)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(115)	$(115)
Written Options	0	0	0	0	407	407
Futures	0	0	0	0	(37,888)	(37,888)
Swap Agreements	0	(14,662)	0	0	(90,756)	(105,418)

	$0	$(14,662)	$0	$0	$(128,352)	$(143,014)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,460)	$0	$(3,460)
Purchased Options	0	0	0	603	(974)	(371)
Written Options	0	0	0	396	(1,195)	(799)
Swap Agreements	0	(1,655)	0	38,148	(1,395)	35,098

	$0	$(1,655)	$0	$35,687	$(3,564)	$30,468

	$0	$(16,317)	$0	$35,687	$(131,916)	$(112,546)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	57

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$20,465	$0	$20,465
Non-Agency Mortgage-Backed Securities	0	3,209	0	3,209
Sovereign Issues	0	7,704	0	7,704
Belgium
Corporate Bonds & Notes	0	22,604	0	22,604
Brazil
Corporate Bonds & Notes	0	54,286	0	54,286
Sovereign Issues	0	82,390	0	82,390
Canada
Corporate Bonds & Notes	0	100,382	0	100,382
Non-Agency Mortgage-Backed Securities	0	29,507	0	29,507
Sovereign Issues	0	342,714	0	342,714
Cayman Islands
Asset-Backed Securities	0	377,853	0	377,853
Corporate Bonds & Notes	0	11,985	0	11,985
China
Sovereign Issues	0	2,067	0	2,067
Czech Republic
Sovereign Issues	0	19,019	0	19,019
Denmark
Corporate Bonds & Notes	0	998,004	0	998,004
France
Corporate Bonds & Notes	0	142,718	0	142,718
Sovereign Issues	0	239,929	0	239,929
Germany
Corporate Bonds & Notes	0	71,746	0	71,746
Loan Participations and Assignments	0	1,786	0	1,786
Greece
Corporate Bonds & Notes	0	4,018	0	4,018
Guernsey, Channel Islands
Corporate Bonds & Notes	0	17,407	0	17,407
Ireland
Asset-Backed Securities	0	13,380	0	13,380
Corporate Bonds & Notes	0	9,400	0	9,400
Sovereign Issues	0	35,626	0	35,626
Italy
Corporate Bonds & Notes	0	43,632	0	43,632
Non-Agency Mortgage-Backed Securities	0	16,271	0	16,271
Sovereign Issues	0	406,681	0	406,681
Japan
Corporate Bonds & Notes	0	72,016	0	72,016
Sovereign Issues	0	932,630	0	932,630
Kuwait
Sovereign Issues	0	73,245	0	73,245
Luxembourg
Corporate Bonds & Notes	0	5,981	5,275	11,256
Malaysia
Sovereign Issues	0	45,836	0	45,836

58	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2017

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Netherlands
Asset-Backed Securities	$0	$19,755	$0	$19,755
Corporate Bonds & Notes	0	99,678	0	99,678
Loan Participations and Assignments	0	1,064	2,536	3,600
Non-Agency Mortgage-Backed Securities	0	1,270	0	1,270
Norway
Corporate Bonds & Notes	0	29,133	0	29,133
Sovereign Issues	0	7,610	0	7,610
Peru
Sovereign Issues	0	21,797	0	21,797
Poland
Sovereign Issues	0	33,971	0	33,971
Portugal
Corporate Bonds & Notes	0	8,866	0	8,866
Qatar
Corporate Bonds & Notes	0	9,124	0	9,124
Sovereign Issues	0	7,567	0	7,567
Saudi Arabia
Sovereign Issues	0	104,913	0	104,913
Singapore
Corporate Bonds & Notes	0	5,958	0	5,958
Slovenia
Sovereign Issues	0	78,364	0	78,364
Spain
Corporate Bonds & Notes	0	18,641	0	18,641
Non-Agency Mortgage-Backed Securities	0	3,780	0	3,780
Sovereign Issues	0	232,064	0	232,064
Supranational
Corporate Bonds & Notes	0	37,320	0	37,320
Sweden
Corporate Bonds & Notes	0	518,952	0	518,952
Switzerland
Corporate Bonds & Notes	0	146,295	0	146,295
Sovereign Issues	0	11,667	0	11,667
United Arab Emirates
Corporate Bonds & Notes	0	9,972	0	9,972
United Kingdom
Corporate Bonds & Notes	0	338,193	0	338,193
Non-Agency Mortgage-Backed Securities	0	152,858	0	152,858
Sovereign Issues	0	273,817	0	273,817
United States
Asset-Backed Securities	0	442,243	0	442,243
Corporate Bonds & Notes	0	568,341	0	568,341
Loan Participations and Assignments	0	30,528	5,698	36,226
Municipal Bonds & Notes	0	23,449	0	23,449
Non-Agency Mortgage-Backed Securities	0	297,479	6,052	303,531
U.S. Government Agencies	0	597,756	0	597,756
U.S. Treasury Obligations	0	415,463	0	415,463
Short-Term Instruments
Repurchase Agreements	0	55,921	0	55,921
Japan Treasury Bills	0	1,429,132	0	1,429,132
Mexico Treasury Bills	0	77,472	0	77,472
U.S. Treasury Bills	0	111,075	0	111,075
	$0	$10,425,979	$19,561	$10,445,540

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$113	$0	$0	$113

Total Investments	$113	$10,425,979	$19,561	$10,445,653

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	59

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

(Unaudited)

September 30, 2017

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,752)	$0	$(3,752)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,966	7,593	0	11,559
Over the counter	0	171,842	0	171,842
	$3,966	$179,435	$0	$183,401

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,922)	(5,341)	0	(10,263)
Over the counter	0	(121,987)	(35)	(122,022)
	$(4,922)	$(127,328)	$(35)	$(132,285)

Total Financial Derivative Instruments	$(956)	$52,107	$(35)	$51,116

Totals	$(843)	$10,474,334	$19,526	$10,493,017

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

60	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2017

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	61

Notes to Financial Statements (Cont.)

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such distribution

62	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2017

through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05 which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	63

Notes to Financial Statements (Cont.)

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price

64	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2017

determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	65

Notes to Financial Statements (Cont.)

has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

66	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2017

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	67

Notes to Financial Statements (Cont.)

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

68	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2017

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$264	$745,121	$(745,300)	$28	$0	$113	$122	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers.

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Notes to Financial Statements (Cont.)

The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2017, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in

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mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except

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Notes to Financial Statements (Cont.)

for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at September 30, 2017 are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a To-Be-Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and

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delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income

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Notes to Financial Statements (Cont.)

represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the

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Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The

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Notes to Financial Statements (Cont.)

Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect the Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

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Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

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Notes to Financial Statements (Cont.)

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with

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standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	79

Notes to Financial Statements (Cont.)

of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Volatility Swap Agreements,  also known as forward volatility agreements and volatility swaps, are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, the Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

80	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2017

See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund may decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure used to understand a security’s or Fund’s interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Fund currently faces a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, the Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of purchase or redemption requests. Large shareholder transactions may impact the Fund’s liquidity and net asset value. Such transactions may also increase the Fund’s transaction costs or otherwise cause the Fund to perform differently than intended. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	81

Notes to Financial Statements (Cont.)

base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, seeks to minimize counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

82	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2017

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. MASTER ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	83

Notes to Financial Statements (Cont.)

by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

84	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2017

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
0.25%	0.25%	0.35%	0.25%	0.40%	0.40%	0.40%	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class and Class D	0.25%

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	85

Notes to Financial Statements (Cont.)

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2017, the Distributor retained $4,268,594 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000, the valuation oversight committee lead receives an additional annual retainer of $11,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $5,750) and the governance committee chair receives an additional annual retainer of $4,500. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At September 30, 2017, there were no recoverable amounts.

86	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2017

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2017, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$73,811	$22,282

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2017, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$4,204,985	$4,165,927	$2,112,538	$673,523

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	87

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	62,696	$663,066	177,464	$1,849,430
Class P	36,363	384,112	104,475	1,086,182
Administrative Class	1,842	19,504	3,763	39,151
Class D	14,933	157,687	53,759	558,995
Class A	8,608	90,889	27,490	286,489
Class C	495	5,232	3,794	39,450
Class R	713	7,541	1,653	17,197

Issued as reinvestment of distributions
Institutional Class	2,459	26,015	5,607	58,425
Class P	419	4,432	948	9,875
Administrative Class	43	450	91	943
Class D	425	4,500	1,143	11,897
Class A	158	1,670	412	4,288
Class C	0	0	20	209
Class R	11	118	29	297

Cost of shares redeemed
Institutional Class	(59,273)	(626,478)	(201,731)	(2,097,090)
Class P	(22,855)	(241,436)	(58,570)	(605,580)
Administrative Class	(1,007)	(10,631)	(2,140)	(22,298)
Class D	(25,509)	(269,568)	(51,594)	(537,205)
Class A	(9,132)	(96,457)	(33,374)	(348,443)
Class C	(2,637)	(27,819)	(2,962)	(30,811)
Class R	(557)	(5,895)	(1,351)	(14,062)
Net increase (decrease) resulting from Fund share transactions	8,195	$86,932	28,926	$307,339
†	A zero balance may reflect actual amounts rounding to less than one thousand.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

88	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2017

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2017, the Fund had the following post-effective capital losses with no expiration (amounts in thousands †):

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Short-Term	Long-Term
$97,834	$10,318
†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
$10,126,593	$651,070	$(342,556)	$308,514
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	89

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JPM	JPMorgan Chase Bank N.A.
BOA	Bank of America N.A.	MBC	HSBC Bank Plc
BOM	Bank of Montreal	MEI	Merrill Lynch International
BOS	Banc of America Securities LLC	MSB	Morgan Stanley Bank, N.A
BPS	BNP Paribas S.A.	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	NAB	National Australia Bank Ltd.
BSN	Bank of Nova Scotia	NGF	Nomura Global Financial Products, Inc.
CBK	Citibank N.A.	RBC	Royal Bank of Canada
DUB	Deutsche Bank AG	RYL	Royal Bank of Scotland Group PLC
FBF	Credit Suisse International	SCX	Standard Chartered Bank
FICC	Fixed Income Clearing Corporation	SOG	Societe Generale
GLM	Goldman Sachs Bank USA	TDM	TD Securities (USA) LLC
GST	Goldman Sachs International	TOR	Toronto Dominion Bank
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
IND	Crédit Agricole Corporate and Investment Bank S.A.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CNH	Chinese Renminbi (Offshore)	PEN	Peruvian New Sol
CNY	Chinese Renminbi (Mainland)	PLN	Polish Zloty
CZK	Czech Koruna	RUB	Russian Ruble
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
IDR	Indonesian Rupiah	TRY	Turkish New Lira
INR	Indian Rupee	TWD	Taiwanese Dollar
JPY	Japanese Yen	USD (or $)	United States Dollar
KRW	South Korean Won	ZAR	South African Rand

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	EUR006M	6 Month EUR Swap Rate
BBSW1M	1 Month Bank Bill Swap Rate	EUSA5	5 Year EUR Annual Swap Rate
BP0003M	3 Month GBP-LIBOR	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate
BP0006M	6 Month GBP-LIBOR	LIBOR01M	1 Month USD-LIBOR
BPSW5	5 Year GBP Swap Rate	LIBOR12M	12 Month USD-LIBOR
CDX.HY	Credit Derivatives Index - High Yield	US0001M	1 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	US0003M	3 Month USD Swap Rate
COF 11	Cost of Funds - 11th District of San Francisco	US0012M	12 Month USD Swap Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	USISDA05	5 Year USD ICE Swap Rate - 11AM
EUR003M	3 Month EUR Swap Rate	USSW5	5 Year USSW Rate

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Other Abbreviations:
ALT	Alternate Loan Trust	KORIBOR	Korea Interbank Offered Rate
ATM	At-the-money	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.
BBR	Bank Bill Rate	NCUA	National Credit Union Administration
BBSW	Bank Bill Swap Reference Rate	OAT	Obligations Assimilables du Trésor
BTP	Buoni del Tesoro Poliennali	REMIC	Real Estate Mortgage Investment Conduit
CDO	Collateralized Debt Obligation	STIBOR	Stockholm Interbank Offered Rate
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
DAC	Designated Activity Company	TBD%	Interest rate to be determined when loan settles
EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
JIBAR	Johannesburg Interbank Agreed Rate	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	91

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 21–22, 2017, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2018. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2018. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2018.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the

92	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

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Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 21–22, 2017 meeting. The Independent Trustees also conducted an in-person meeting and a telephonic meeting with counsel to the Trust and the Independent Trustees on July 21, 2017 and August 18, 2017 respectively, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements the Board received comparative information on the performance as well as the fees and expenses of other peer group funds and share classes. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to potential proposed changes in advisory fees and supervisory and administrative fees for certain series of the Trust. The Board also received supplemental information regarding: profitability of the Trust and PIMCO, potential shareholder and market reaction to the fee changes, the context in which the current supervisory and administrative fees were established and the increased expenses borne by PIMCO in the process of providing administrative and supervisory services.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes

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available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management, compliance and risk management, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2016, including, but not limited to: continuing enhancement of its analytics and technology systems by upgrading hardware and software; enhancing data processing and security and development of tools and applications to support Portfolio Management, Compliance, Analytics, Risk Management, Client Reporting and Customer Relationship Management; continuing investment in its enterprise risk management function including PIMCO’s cybersecurity program; developing the PIMCO Global Advisory Board and continuing to hire new portfolio managers; expanding the Funds and Operations Group global operating model; developing a website monitoring application to ensure accurate data content; adding staff to fund accounting and financial reporting; engaging a third party to perform an independent assessment of PIMCO’s proprietary accounting application and enhancing the same system to provide portfolio managers with more timely and high quality income reporting; establishing a Fund Treasurer’s Office; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; redesigning shareholder statements to be more user friendly and enable e-delivery; and continuing expansion of the pricing portal and the proprietary performance reconciliation tool.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE

94	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

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Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 and other performance data, as available, over short- and long-term periods ended June 30, 2017 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 21–22, 2017 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of March 31, 2017, 91%, 68% and 98% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of June 30, 2017, 82%, 84% and 91% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

96	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Funds. The Board noted that, based upon this review, PIMCO may propose advisory fee or supervisory and administrative fee changes where (i) a Fund’s long-term performance warrants additional consideration; (ii) there is a notable aid to market position; (iii) a Fund’s fee does not reflect the current level of supervision or administrative fees provided to the Fund; or (iv) PIMCO would like to change a Fund’s overall strategic positioning.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that, as the Funds’ business has become increasingly complex, and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs, such as service provider costs, are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement

98	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Changes to Advisory Fees and Supervisory and Administration Fees

The Board considered PIMCO’s proposals to increase the supervisory and administrative fees for all classes of the PIMCO Income Fund and Class D for each of the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and the PIMCO Total Return Fund. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering these proposals the Board noted that PIMCO is continuing waivers for certain Funds.

The Board considered the following factors in connection with the increase in the supervisory and administrative fees for all classes of the PIMCO Income Fund: additional supervisory services provided to the Fund; additional data provided in meeting materials; PIMCO senior management time, resources, and oversight provided in connection with overseeing the distinct process and governance structure for managing the Fund’s level dividend strategy; and the potential impact of the fee increase on PIMCO’s profitability. The Board further considered the growth in PIMCO Income Fund assets under management and the Fund’s implementation of a more sophisticated strategy as factors contributing to the need for additional supervisory and administrative resources. In reviewing the higher proposed fee increase for Class D shares of the Income Fund as compared to other share classes, the Trustees also considered the factors discussed below in connection with the fee increase for Class D of certain Funds as the primary drivers for the higher fee increase for Class D shares of the Income Fund.

In considering the proposed fee increase for Class D of certain Funds, the Board reviewed data comparing each of the PIMCO Income Fund, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Total Return Fund fees to their respective “Peer Groups.” The Board noted that the Class D fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Trustees took into account the following primary drivers for the fee increase for Class D of certain Funds: (i) the current Class D pricing does not appropriately

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

account for payments by PIMCO to third parties for sub-transfer agent and sub-accounting services, which payments are trending upward, and (ii) the current legacy pricing of this share class does not adequately include the larger supervisory services necessary to oversee intermediaries.

In considering the proposal to increase the supervisory and administrative fee for Class D of the PIMCO Total Return Fund, the Board noted that the fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering the proposed fee increase the Board reviewed data comparing each of the PIMCO Total Return Fund fees to their respective “Peer Groups.” The Trustees also considered the factors discussed above in connection with the fee increase for Class D of certain Funds as the primary drivers for the fee increase. The Board then discussed the proposed reduction by five basis points of the supervisory and administrative fee for Class A of the PIMCO Total Return Fund. The Board noted PIMCO’s belief that the then current supervisory and administrative fees for the PIMCO Total Return Fund Class A are appropriate in light of the comprehensive supervisory and administrative services performed by PIMCO and associated risks borne by PIMCO with respect to Class A shares of the Fund. The Board noted that, notwithstanding the appropriateness of the then current supervisory and administrative fee, in order to enhance the Fund’s competitive positioning, PIMCO was proposing the five basis point reduction in Class A share supervisory and administrative fees. The Board also noted that if the Class A share and Class D share proposals were both approved, the supervisory and administrative fees for Class A shares and Class D shares of the PIMCO Total Return Fund would be aligned.

The Board considered PIMCO’s proposal to reduce the advisory fee for each of the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Global Advantage® Strategy Bond Fund by five basis points. The Board noted that the reduction of the advisory fee for the PIMCO Global Advantage® Strategy Bond Fund was being proposed in connection with other proposed and upcoming changes to the Fund’s benchmarks. The Board also considered that the proposed reduction in advisory fees for these Funds is in response to each Fund’s challenged performance history and is intended to result in a potential positive reaction from a marketing perspective.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Unconstrained Bond Fund by five basis points, reduce the supervisory and administrative fee by five basis points for each share class of the Fund, and waive the Fund’s advisory fee by one basis point for an initial term through July 31, 2019. The Board considered that the purpose of the proposal is to improve strategic positioning for the Fund. The Board noted that all reductions, increases and fee waivers discussed above would be effective October 2, 2017.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, after the proposals to increase or decrease the fees (as applicable), are reasonable.

100	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year due to decreased corporate expenses and expenses paid to third parties. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board further noted PIMCO’s engagement of a third party to review and to make recommendations regarding PIMCO’s processes supporting its profitability estimation materials. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	101

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

102	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class B, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4019SAR_093017

PIMCO Funds

Semiannual Report

September 30, 2017

PIMCO High Yield Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2017, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

During the first half of the reporting period, most risk assets generally gained while global interest rates adjusted higher. Geopolitics, including elections in several countries as well as political controversy in both the U.S. and Brazil, dominated headlines and contributed to brief periods of market volatility. In the U.S., the Federal Reserve (“Fed”) raised the Federal Funds Rate in June by 0.25% to a range of 1.00% to 1.25%, and unveiled details of its plan to gradually unwind its balance sheet. The Fed continued to move away from “zero bound” interest rates as financial conditions eased. As a result, the U.S. Treasury yield curve flattened as front-end yields rose while longer-term interest rates fell, partly reflecting tepid inflationary trends and falling oil prices. A perceived hawkish shift in tone from other major central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”), and the Bank of Canada (“BOC”), helped move most developed market (“DM”) yields higher even as longer-term U.S. interest rates actually fell during this period.

During the second half of the reporting period, geopolitical uncertainties continued, including escalating tensions between the U.S. and North Korea and political turmoil in the U.S., which weighed on yields early in the second quarter, though risk assets were generally resilient. Meanwhile, DM central banks shifted towards a reduction in accommodation that pushed DM yields higher toward the end of the period: For example, the Fed detailed plans to unwind its balance sheet, the BOE and ECB suggested reduced stimulus on the horizon, and the BOC raised interest rates twice after a seven-year gap. Still, the fundamental backdrop remained largely intact and the broader risk rally continued as equities marched higher, credit spreads tightened, and emerging market (“EM”) assets strengthened.

Financial market highlights of the six-month reporting period include:

∎

U.S. Treasury yields rose across the front-end of the yield curve partly due to the Fed’s interest rate hikes, but declined across intermediate and longer-term maturities. The yield on the benchmark ten-year U.S. Treasury note was 2.33% at the end of the reporting period, down from 2.40% on March 31, 2017 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.58% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.31% over the reporting period.

∎	U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 0.46% over the reporting period, as represented by the Bloomberg Barclays U.S. TIPS Index. Real

2	PIMCO HIGH YIELD FUND

yields rose sharply at the front-end of the real yield curve as the Fed raised interest rates twice in March and again in June. The Fed maintained its hawkish tone at its September meeting as it unveiled plans for balance sheet normalization and reiterated intentions of another interest rate hike later in the year. Breakeven rates dipped lower across all maturities as weak Consumer Price Index (“CPI”) reports and tepid wage growth outweighed a recovery in crude oil prices later in the reporting period.

∎

Diversified commodities posted modest losses, as represented by the Bloomberg Commodity Index Total Return, which declined 0.56% over the reporting period. Within energy, gains in gasoline products were offset by losses in natural gas, which sold off on high production data. Within agriculture, soft commodities notably underperformed as sugar spent the first half of the year reversing 2016 gains and was further weighed down by political scandals in Brazil, a large sugar producer. Base metals pushed higher from continued expansionary Chinese activity and a weaker U.S. dollar.

∎

Agency mortgage-backed securities (“MBS”) returned 1.84% over the reporting period, as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index. Despite investor anticipation of Fed balance sheet tapering later in the year, the asset class outperformed like-duration U.S. Treasuries, as interest rates remained range-bound and refinancing was low. Non-Agency MBS continued to perform well due to improving housing fundamentals, limited new issuance, and sustained investor risk appetite.

∎

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 3.73% over the reporting period. Investment grade credit spreads tightened due to corporate earnings strength, relatively low volatility, and strong investor demand for high grade retail mutual funds and exchange-traded funds (“ETFs”). The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 4.22% over the reporting period, benefiting from strong returns from the financial sector, namely banking and insurance.

∎

Tax-exempt municipal bonds returned 3.04% over the reporting period, as represented by the Bloomberg Barclays Municipal Bond Index. The municipal bond market benefited from favorable technical dynamics as the prospects for near-term tax reform declined during the period. High yield municipal bonds outperformed modestly despite a drawdown in Puerto Rico debt following the devastation of Hurricane Maria.

∎

EM debt sectors generally benefited from improving fundamentals as growth remained positive and inflationary pressures waned. External headwinds also receded, with commodity prices remaining range-bound, China finding near-term stability, and the threat of protectionist trade policy fading. Robust inflows

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	3

Chairman’s Letter (Cont.)

into the EM asset class provided an additional boost to performance during the reporting period. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.65% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 7.30% over the reporting period.

∎

Global equities generally posted positive returns in response to continued supportive central bank policies and healthy investor risk appetite. U.S. equities, as represented by the S&P 500 Index, returned 7.71% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 14.66% over the reporting period. Global equities, as represented by the MSCI World Index, returned 9.06% over the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2017

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO HIGH YIELD FUND

Important Information About the PIMCO High Yield Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO High Yield Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk and short exposure risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	5

Important Information About the PIMCO High Yield Fund (Cont.)

does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the

6	PIMCO HIGH YIELD FUND

Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO High Yield Fund	12/15/92	12/15/92	04/30/08	01/16/95	04/08/98	01/13/97	01/13/97	12/31/02	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	7

PIMCO High Yield Fund

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/15/92)
PIMCO High Yield Fund Institutional Class	4.38%	8.08%	5.91%	6.84%	7.88%
PIMCO High Yield Fund Class P	4.33%	7.97%	5.80%	6.73%	7.77%
PIMCO High Yield Fund Administrative Class	4.25%	7.81%	5.65%	6.57%	7.62%
PIMCO High Yield Fund Class D	4.20%	7.70%	5.54%	6.46%	7.47%
PIMCO High Yield Fund Class A	4.20%	7.71%	5.54%	6.46%	7.48%
PIMCO High Yield Fund Class A (adjusted)	0.29%	3.67%	4.74%	6.06%	7.28%
PIMCO High Yield Fund Class C	3.81%	6.91%	4.76%	5.67%	6.69%
PIMCO High Yield Fund Class C (adjusted)	2.81%	5.91%	4.76%	5.67%	6.69%
PIMCO High Yield Fund Class R	4.07%	7.44%	5.28%	6.20%	7.21%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	4.19%	7.91%	6.15%	7.25%	7.51%♦
Lipper High Yield Funds Average	3.65%	7.72%	5.19%	6.25%	6.79%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦Average annual total return since 12/31/1992.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.56% for Institutional Class shares, 0.66% for Class P shares, 0.81% for Administrative Class shares, 0.91% for Class D shares, 0.91% for Class A shares, 1.66% for Class C shares, and 1.16% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

8	PIMCO HIGH YIELD FUND

Institutional Class - PHIYX	Class P - PHLPX	Administrative Class - PHYAX	Class D - PHYDX
Class A - PHDAX	Class C - PHDCX	Class R - PHYRX

Allocation Breakdown as of 09/30/2017†§

Corporate Bonds & Notes	85.4%
Short-Term Instruments‡	13.9%
Other	0.7%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO High Yield Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund’s assets may be invested in investment grade Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Security selection in the telecommunications sector contributed to performance, as the Fund’s telecommunications positions outperformed the broader sector.

»	Security selection in the banking sector contributed to performance, as the Fund’s banking holdings outperformed the broader sector.

»	Security selection in the health care sector contributed to performance, as the Fund’s health care holdings outperformed the broader sector.
»	Security selection in the consumer noncyclicals sector contributed to performance, as the Fund’s consumer noncyclicals holdings outperformed the broader sector.

»	Security selection in the retail sector detracted from performance, as the Fund’s consumer retail holdings underperformed the broader sector.

»	Underweight exposure to the finance/insurance sector detracted from performance, as the sector outperformed the broader market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	9

Expense Example PIMCO High Yield Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2017 to September 30, 2017 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,043.80	$2.85	$1,000.00	$1,022.14	$2.82	0.56%
Class P	1,000.00	1,043.30	3.36	1,000.00	1,021.64	3.33	0.66
Administrative Class	1,000.00	1,042.50	4.12	1,000.00	1,020.89	4.08	0.81
Class D	1,000.00	1,042.00	4.63	1,000.00	1,020.39	4.58	0.91
Class A	1,000.00	1,042.00	4.63	1,000.00	1,020.39	4.58	0.91
Class C	1,000.00	1,038.10	8.43	1,000.00	1,016.65	8.35	1.66
Class R	1,000.00	1,040.70	5.90	1,000.00	1,019.15	5.84	1.16

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO HIGH YIELD FUND

Benchmark Descriptions

Index*	Benchmark Descriptions

BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	The inception date for the BofA Merrill Lynch U.S. High Yield, BB-B rated, Constrained Index was 12/31/1996. Prior to 12/31/1996, the performance of the BofA Merrill Lynch US High Yield, Cash Pay, BB-B Rated Index is shown. BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. BofA Merrill Lynch US High Yield, Cash Pay, BB-B Rated Index is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the US domestic market. Excludes pay-in-kind bonds and deferred interest bonds that are not yet accruing a coupon. Prior to September 25th, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indices.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	11

Financial Highlights PIMCO High Yield Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
04/01/2017 - 09/30/2017+	$8.90	$0.22	$0.17	$0.39	$(0.23)	$0.00	$0.00	$(0.23)
03/31/2017	8.37	0.46	0.55	1.01	(0.48)	0.00	0.00	(0.48)
03/31/2016	9.24	0.48	(0.63)	(0.15)	(0.49)	(0.22)	(0.01)	(0.72)
03/31/2015	9.73	0.52	(0.24)	0.28	(0.58)	(0.19)	0.00	(0.77)
03/31/2014	9.71	0.55	0.04	0.59	(0.57)	(0.00)	0.00	(0.57)
03/31/2013	9.29	0.55	0.48	1.03	(0.61)	0.00	0.00	(0.61)

Class P
04/01/2017 - 09/30/2017+	8.90	0.21	0.17	0.38	(0.22)	0.00	0.00	(0.22)
03/31/2017	8.37	0.45	0.55	1.00	(0.47)	0.00	0.00	(0.47)
03/31/2016	9.24	0.46	(0.62)	(0.16)	(0.48)	(0.22)	(0.01)	(0.71)
03/31/2015	9.73	0.51	(0.24)	0.27	(0.57)	(0.19)	0.00	(0.76)
03/31/2014	9.71	0.54	0.04	0.58	(0.56)	(0.00)	0.00	(0.56)
03/31/2013	9.29	0.54	0.48	1.02	(0.60)	0.00	0.00	(0.60)

Administrative Class
04/01/2017 - 09/30/2017+	8.90	0.20	0.18	0.38	(0.22)	0.00	0.00	(0.22)
03/31/2017	8.37	0.44	0.55	0.99	(0.46)	0.00	0.00	(0.46)
03/31/2016	9.24	0.46	(0.64)	(0.18)	(0.46)	(0.22)	(0.01)	(0.69)
03/31/2015	9.73	0.50	(0.24)	0.26	(0.56)	(0.19)	0.00	(0.75)
03/31/2014	9.71	0.52	0.04	0.56	(0.54)	(0.00)	0.00	(0.54)
03/31/2013	9.29	0.53	0.48	1.01	(0.59)	0.00	0.00	(0.59)

Class D
04/01/2017 - 09/30/2017+	8.90	0.20	0.17	0.37	(0.21)	0.00	0.00	(0.21)
03/31/2017	8.37	0.43	0.55	0.98	(0.45)	0.00	0.00	(0.45)
03/31/2016	9.24	0.45	(0.64)	(0.19)	(0.45)	(0.22)	(0.01)	(0.68)
03/31/2015	9.73	0.49	(0.24)	0.25	(0.55)	(0.19)	0.00	(0.74)
03/31/2014	9.71	0.51	0.04	0.55	(0.53)	(0.00)	0.00	(0.53)
03/31/2013	9.29	0.52	0.48	1.00	(0.58)	0.00	0.00	(0.58)

12	PIMCO HIGH YIELD FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.06	4.38%	$8,476,416	0.56	%*	0.56	%*	0.55	%*	0.55	%*	4.80	%*	12%
8.90	12.30	8,595,555	0.56		0.56		0.55		0.55		5.26		31
8.37	(1.61)	6,806,263	0.56		0.56		0.55		0.55		5.48		32
9.24	3.06	7,991,337	0.56		0.56		0.55		0.55		5.49		39
9.73	6.26	11,028,861	0.55		0.55		0.55		0.55		5.70		25
9.71	11.42	15,411,414	0.55		0.55		0.55		0.55		5.81		39

9.06	4.33	486,681	0.66	*	0.66	*	0.65	*	0.65	*	4.70	*	12
8.90	12.19	453,711	0.66		0.66		0.65		0.65		5.19		31
8.37	(1.71)	1,335,978	0.66		0.66		0.65		0.65		5.33		32
9.24	2.96	460,918	0.66		0.66		0.65		0.65		5.39		39
9.73	6.16	522,159	0.65		0.65		0.65		0.65		5.60		25
9.71	11.31	556,013	0.65		0.65		0.65		0.65		5.72		39

9.06	4.25	624,374	0.81	*	0.81	*	0.80	*	0.80	*	4.56	*	12
8.90	12.02	371,840	0.81		0.81		0.80		0.80		5.02		31
8.37	(1.86)	356,143	0.81		0.81		0.80		0.80		5.25		32
9.24	2.81	416,586	0.81		0.81		0.80		0.80		5.24		39
9.73	6.00	673,654	0.80		0.80		0.80		0.80		5.45		25
9.71	11.14	842,722	0.80		0.80		0.80		0.80		5.57		39

9.06	4.20	304,000	0.91	*	0.91	*	0.90	*	0.90	*	4.45	*	12
8.90	11.91	329,276	0.91		0.91		0.90		0.90		4.92		31
8.37	(1.96)	414,440	0.91		0.91		0.90		0.90		5.13		32
9.24	2.70	492,431	0.91		0.91		0.90		0.90		5.13		39
9.73	5.89	640,189	0.90		0.90		0.90		0.90		5.35		25
9.71	11.03	793,609	0.90		0.90		0.90		0.90		5.47		39

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	13

Financial Highlights PIMCO High Yield Fund (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Class A
04/01/2017 - 09/30/2017+	$8.90	$0.20	$0.17	$0.37	$(0.21)	$0.00	$0.00	$(0.21)
03/31/2017	8.37	0.43	0.55	0.98	(0.45)	0.00	0.00	(0.45)
03/31/2016	9.24	0.45	(0.64)	(0.19)	(0.45)	(0.22)	(0.01)	(0.68)
03/31/2015	9.73	0.49	(0.24)	0.25	(0.55)	(0.19)	0.00	(0.74)
03/31/2014	9.71	0.51	0.04	0.55	(0.53)	(0.00)	0.00	(0.53)
03/31/2013	9.29	0.52	0.48	1.00	(0.58)	0.00	0.00	(0.58)

Class C
04/01/2017 - 09/30/2017+	8.90	0.16	0.18	0.34	(0.18)	0.00	0.00	(0.18)
03/31/2017	8.37	0.37	0.54	0.91	(0.38)	0.00	0.00	(0.38)
03/31/2016	9.24	0.39	(0.64)	(0.25)	(0.39)	(0.22)	(0.01)	(0.62)
03/31/2015	9.73	0.42	(0.24)	0.18	(0.48)	(0.19)	0.00	(0.67)
03/31/2014	9.71	0.44	0.04	0.48	(0.46)	(0.00)	0.00	(0.46)
03/31/2013	9.29	0.45	0.47	0.92	(0.50)	0.00	0.00	(0.50)

Class R
04/01/2017 - 09/30/2017+	8.90	0.19	0.17	0.36	(0.20)	0.00	0.00	(0.20)
03/31/2017	8.37	0.41	0.55	0.96	(0.43)	0.00	0.00	(0.43)
03/31/2016	9.24	0.43	(0.64)	(0.21)	(0.43)	(0.22)	(0.01)	(0.66)
03/31/2015	9.73	0.47	(0.24)	0.23	(0.53)	(0.19)	0.00	(0.72)
03/31/2014	9.71	0.49	0.04	0.53	(0.51)	(0.00)	0.00	(0.51)
03/31/2013	9.29	0.50	0.47	0.97	(0.55)	0.00	0.00	(0.55)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

14	PIMCO HIGH YIELD FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.06	4.20%	$653,086	0.91	%*	0.91	%*	0.90	%*	0.90	%*	4.45	%*	12%
8.90	11.91	560,870	0.91		0.91		0.90		0.90		4.92		31
8.37	(1.96)	625,380	0.91		0.91		0.90		0.90		5.14		32
9.24	2.70	767,460	0.91		0.91		0.90		0.90		5.14		39
9.73	5.89	1,081,320	0.90		0.90		0.90		0.90		5.35		25
9.71	11.03	1,234,917	0.90		0.90		0.90		0.90		5.47		39

9.06	3.81	171,804	1.66	*	1.66	*	1.65	*	1.65	*	3.68	*	12
8.90	11.08	316,646	1.66		1.66		1.65		1.65		4.17		31
8.37	(2.69)	348,796	1.66		1.66		1.65		1.65		4.40		32
9.24	1.94	455,179	1.66		1.66		1.65		1.65		4.39		39
9.73	5.11	558,664	1.65		1.65		1.65		1.65		4.61		25
9.71	10.21	611,694	1.65		1.65		1.65		1.65		4.72		39

9.06	4.07	33,673	1.16	*	1.16	*	1.15	*	1.15	*	4.20	*	12
8.90	11.63	33,473	1.16		1.16		1.15		1.15		4.67		31
8.37	(2.20)	32,612	1.16		1.16		1.15		1.15		4.89		32
9.24	2.45	41,953	1.16		1.16		1.15		1.15		4.88		39
9.73	5.63	56,386	1.15		1.15		1.15		1.15		5.10		25
9.71	10.76	62,550	1.15		1.15		1.15		1.15		5.22		39

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	15

Statement of Assets and Liabilities PIMCO High Yield Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$9,309,237
Investments in Affiliates	1,488,594
Financial Derivative Instruments
Exchange-traded or centrally cleared	972
Over the counter	2,319
Cash	176
Deposits with counterparty	28,923
Foreign currency, at value	551
Receivable for investments sold	22,299
Receivable for Fund shares sold	14,339
Interest and/or dividends receivable	146,188
Dividends receivable from Affiliates	1,785
Prepaid expenses	327
Total Assets	11,015,710

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$118,397
Financial Derivative Instruments
Over the counter	812
Payable for investments purchased	98,567
Payable for investments in Affiliates purchased	1,785
Deposits from counterparty	1,791
Payable for Fund shares redeemed	28,399
Distributions payable	10,049
Accrued investment advisory fees	2,263
Accrued supervisory and administrative fees	2,856
Accrued distribution fees	313
Accrued servicing fees	183
Other liabilities	261
Total Liabilities	265,676

Net Assets	$10,750,034

Net Assets Consist of:
Paid in capital	$10,464,827
Undistributed (overdistributed) net investment income	(25,636)
Accumulated undistributed net realized gain (loss)	(86,533)
Net unrealized appreciation (depreciation)	397,376

Net Assets	$10,750,034

Cost of investments in securities	$8,922,599
Cost of investments in Affiliates	$1,488,678
Cost of foreign currency held	$539
Cost or premiums of financial derivative instruments, net	$30,503

* Includes repurchase agreements of:	$12,091

16	PIMCO HIGH YIELD FUND	See Accompanying Notes

September 30, 2017 (Unaudited)

Net Assets:
Institutional Class	$8,476,416
Class P	486,681
Administrative Class	624,374
Class D	304,000
Class A	653,086
Class C	171,804
Class R	33,673
Shares Issued and Outstanding:
Institutional Class	935,781
Class P	53,729
Administrative Class	68,930
Class D	33,561
Class A	72,100
Class C	18,967
Class R	3,717
Net Asset Value Per Share Outstanding:
Institutional Class	$9.06
Class P	9.06
Administrative Class	9.06
Class D	9.06
Class A	9.06
Class C	9.06
Class R	9.06

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	17

Statement of Operations PIMCO High Yield Fund

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest	$279,712
Dividends from Investments in Affiliates	10,004
Total Income	289,716

Expenses:
Investment advisory fees	13,512
Supervisory and administrative fees	17,049
Distribution and/or servicing fees - Administrative Class	745
Distribution and/or servicing fees - Class D	400
Distribution fees - Class C	717
Distribution fees - Class R	42
Servicing fees - Class A	826
Servicing fees - Class C	239
Servicing fees - Class R	42
Trustee fees	24
Interest expense	729
Total Expenses	34,325

Net Investment Income (Loss)	255,391

Net Realized Gain (Loss):
Investments in securities	34,033
Investments in Affiliates	(54)
Exchange-traded or centrally cleared financial derivative instruments	20,277
Over the counter financial derivative instruments	(9,824)
Short sales	307
Foreign currency	55

Net Realized Gain (Loss)	44,794

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	159,785
Investments in Affiliates	(129)
Exchange-traded or centrally cleared financial derivative instruments	(7,931)
Over the counter financial derivative instruments	2,133
Foreign currency assets and liabilities	37

Net Change in Unrealized Appreciation (Depreciation)	153,895

Net Increase (Decrease) in Net Assets Resulting from Operations	$454,080

18	PIMCO HIGH YIELD FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO High Yield Fund

(Amounts in thousands)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$255,391	$550,734
Net realized gain (loss)	44,794	58,130
Net change in unrealized appreciation (depreciation)	153,895	583,547

Net Increase (Decrease) in Net Assets Resulting from Operations	454,080	1,192,411

Distributions to Shareholders:
From net investment income
Institutional Class	(215,651)	(431,960)
Class P	(11,434)	(49,829)
Administrative Class	(14,317)	(20,811)
Class D	(7,510)	(20,304)
Class A	(15,538)	(31,493)
Class C	(3,765)	(14,983)
Class R	(752)	(1,645)

Total Distributions(a)	(268,967)	(571,025)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(96,450)	120,373

Total Increase (Decrease) in Net Assets	88,663	741,759

Net Assets:
Beginning of period	10,661,371	9,919,612
End of period*	$10,750,034	$10,661,371

*Including undistributed (overdistributed) net investment income of:	$(25,636)	$(12,060)

**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	19

Schedule of Investments PIMCO High Yield Fund

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 86.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Beacon Roofing Supply, Inc.
TBD% due 08/24/2024	$36,000	$	36,000
CDRH Parent, Inc.
9.299% (LIBOR03M + 8.000%) due 07/01/2022 +~	2,000		1,100
Diamond BV
4.316% (LIBOR03M + 3.000%) due 09/06/2024 ~	3,000		2,998
Getty Images, Inc.
4.833% (LIBOR03M + 3.500%) due 10/18/2019 ~	11,886		10,316
HD Supply Waterworks Ltd.
4.455% (LIBOR03M + 3.000%) due 08/01/2024 ~	3,000		3,016
Kinetic Concepts, Inc.
4.583% (LIBOR03M + 3.250%) due 02/02/2024	4,988		4,973
Parexel International Corp.
TBD% due 08/07/2024	3,800		3,831
Syniverse Holdings, Inc.
4.333% (LIBOR03M + 3.000%) due 04/23/2019 ~	3,785		3,666

Total Loan Participations and Assignments (Cost $68,173)			65,900

CORPORATE BONDS & NOTES 85.8%

BANKING & FINANCE 7.7%
Abe Investment Holdings, Inc.
7.000% due 10/15/2020	10,000		6,375
Ally Financial, Inc.
4.125% due 03/30/2020	17,000		17,552
4.250% due 04/15/2021	6,750		7,003
4.625% due 05/19/2022	3,000		3,150
4.625% due 03/30/2025	12,500		13,156
5.125% due 09/30/2024	20,000		21,734
7.500% due 09/15/2020	20,000		22,550
8.000% due 03/15/2020	15,078		17,000
8.000% due 11/01/2031	15,628		20,223
Blackstone CQP Holdco LP
6.000% due 08/18/2021	3,500		3,439
6.500% due 03/20/2021	16,750		17,001
BNP Paribas S.A.
7.375% (USSW5 + 5.150%) due 12/29/2049 ~(f)	25,000		28,282
CIT Group, Inc.
5.000% due 08/15/2022	20,000		21,694
5.000% due 08/01/2023	15,000		16,200
5.375% due 05/15/2020	10,000		10,763

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
CoreCivic, Inc.
4.125% due 04/01/2020	$4,000	$	4,120
4.625% due 05/01/2023	5,000		5,138
Credit Agricole S.A.
7.875% (USSW5 + 4.898%) due 12/29/2049 ~(f)	35,000		39,220
8.125% (USSW5 + 6.185%) due 12/29/2049 ~(f)	10,000		11,863
Credit Suisse Group AG
6.250% (USSW5 + 3.455%) due 12/29/2049 ~(f)	15,000		15,998
7.500% (USSW5 + 4.598%) due 12/29/2049 ~(f)	3,000		3,398
CSTN Merger Sub, Inc.
6.750% due 08/15/2024	3,800		3,795
Equinix, Inc.
5.375% due 05/15/2027	10,000		10,900
5.750% due 01/01/2025	3,750		4,055
5.875% due 01/15/2026	7,000		7,709
ESH Hospitality, Inc.
5.250% due 05/01/2025	20,000		20,725
FBM Finance, Inc.
8.250% due 08/15/2021	25,000		26,875
Greystar Real Estate Partners LLC
8.250% due 12/01/2022	11,000		11,770
Howard Hughes Corp.
5.375% due 03/15/2025	20,175		20,629
Intesa Sanpaolo SpA
5.017% due 06/26/2024	15,000		15,266
5.710% due 01/15/2026	8,000		8,442
7.700% (USSW5 + 5.462%) due 12/29/2049 ~(f)	7,500		7,866
Jefferies Finance LLC
6.875% due 04/15/2022	10,000		10,100
7.375% due 04/01/2020	15,000		15,525
Lincoln Finance Ltd.
7.375% due 04/15/2021	5,400		5,704
Lloyds Banking Group PLC
7.500% (USSW5 + 4.760%) due 04/30/2049 ~(f)	50,000		56,187
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026	7,500		7,650
4.500% due 01/15/2028	2,050		2,073
5.625% due 05/01/2024	6,000		6,531
Navient Corp.
4.875% due 06/17/2019	16,250		16,859
5.000% due 10/26/2020	7,000		7,219
5.625% due 08/01/2033	4,750		4,124
5.875% due 03/25/2021	8,300		8,767
5.875% due 10/25/2024	10,000		10,200
6.125% due 03/25/2024	25,000		25,900

20	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
6.500% due 06/15/2022	$7,750	$	8,229
6.625% due 07/26/2021	1,750		1,877
6.750% due 06/25/2025	11,200		11,676
7.250% due 01/25/2022	2,000		2,195
8.000% due 03/25/2020	9,750		10,774
OneMain Financial Holdings LLC
6.750% due 12/15/2019	6,000		6,240
7.250% due 12/15/2021	20,000		20,925
Provident Funding Associates LP
6.375% due 06/15/2025	5,850		6,157
Quicken Loans, Inc.
5.750% due 05/01/2025	15,000		15,825
RHP Hotel Properties LP
5.000% due 04/15/2023	12,750		13,260
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024	15,000		15,977
7.500% (USSW5 + 5.800%) due 12/29/2049 ~(f)	9,000		9,448
7.648% (US0003M + 2.500%) due 12/31/2049 ~(f)	14,970		19,094
8.625% (USSW5 + 7.598%) due 12/29/2049 ~(f)	5,000		5,556
SBA Communications Corp.
4.875% due 07/15/2022	10,000		10,350
SLM Corp.
5.125% due 04/05/2022	7,875		8,111
Springleaf Finance Corp.
6.125% due 05/15/2022	4,000		4,246
Starwood Property Trust, Inc.
5.000% due 12/15/2021	5,750		6,016
Tempo Acquisition LLC
6.750% due 06/01/2025	15,000		15,188
UniCredit SpA
8.000% (USSW5 + 5.180%) due 04/03/2049 ~(f)	10,000		10,568

			822,442

INDUSTRIALS 70.2%
Acadia Healthcare Co., Inc.
5.125% due 07/01/2022	5,000		5,202
5.625% due 02/15/2023	2,000		2,110
6.500% due 03/01/2024	4,250		4,585
Actuant Corp.
5.625% due 06/15/2022	12,750		13,117
Adient Global Holdings Ltd.
4.875% due 08/15/2026	20,000		20,550
ADT Corp.
3.500% due 07/15/2022	20,000		20,100
4.125% due 06/15/2023	20,000		20,475
4.875% due 07/15/2032	14,000		13,160
6.250% due 10/15/2021	10,000		11,137

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Advanced Disposal Services, Inc.
5.625% due 11/15/2024	$11,000	$	11,522
AECOM
5.125% due 03/15/2027	10,000		10,363
5.750% due 10/15/2022	5,675		5,942
5.875% due 10/15/2024	9,250		10,292
Air Medical Group Holdings, Inc.
6.375% due 05/15/2023	27,000		26,122
Alcoa Nederland Holding BV
6.750% due 09/30/2024	4,000		4,450
7.000% due 09/30/2026	4,000		4,550
Aleris International, Inc.
7.875% due 11/01/2020	16,000		16,080
9.500% due 04/01/2021	13,225		14,151
Allegion PLC
5.875% due 09/15/2023	5,925		6,428
Allegion U.S. Holding Co., Inc.
5.750% due 10/01/2021	5,000		5,144
Alliance Data Systems Corp.
5.375% due 08/01/2022	15,000		15,525
5.875% due 11/01/2021	5,000		5,213
Allison Transmission, Inc.
4.750% due 10/01/2027	2,575		2,598
5.000% due 10/01/2024	15,000		15,605
Altice Financing S.A.
6.500% due 01/15/2022	15,000		15,637
6.625% due 02/15/2023	29,500		31,344
7.500% due 05/15/2026	10,000		11,025
Altice Finco S.A.
7.625% due 02/15/2025 (i)	10,000		10,588
Altice Luxembourg S.A.
7.625% due 02/15/2025	22,000		23,815
7.750% due 05/15/2022	30,000		31,875
Altice U.S. Finance Corp.
5.500% due 05/15/2026	10,000		10,575
AMC Networks, Inc.
4.750% due 12/15/2022	10,000		10,309
4.750% due 08/01/2025	5,250		5,316
5.000% due 04/01/2024	20,275		20,985
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021	6,001		6,166
5.750% due 12/15/2023	7,500		8,006
Amsted Industries, Inc.
5.000% due 03/15/2022	5,000		5,188
5.375% due 09/15/2024	14,000		14,787
Antero Resources Corp.
5.000% due 03/01/2025	12,500		12,750
5.125% due 12/01/2022	15,000		15,412
5.375% due 11/01/2021	10,000		10,300
5.625% due 06/01/2023	750		786

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	21

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Aramark Services, Inc.
4.750% due 06/01/2026	$7,000	$	7,388
5.125% due 01/15/2024	2,500		2,659
ArcelorMittal
7.500% due 10/15/2039	17,000		20,485
Arconic, Inc.
5.125% due 10/01/2024	24,000		25,613
5.900% due 02/01/2027	5,000		5,543
5.950% due 02/01/2037	8,500		9,056
Ardagh Packaging Finance PLC
4.250% due 09/15/2022	3,000		3,085
6.000% due 02/15/2025	10,000		10,612
7.250% due 05/15/2024	21,000		23,113
Ashland LLC
4.750% due 08/15/2022	20,000		21,175
6.875% due 05/15/2043	14,500		16,167
Ashtead Capital, Inc.
4.125% due 08/15/2025	9,500		9,797
4.375% due 08/15/2027	7,500		7,734
Associated Materials LLC
9.000% due 01/01/2024	20,000		21,775
Avon International Operations, Inc.
7.875% due 08/15/2022	10,350		10,790
B&G Foods, Inc.
4.625% due 06/01/2021	15,000		15,319
Ball Corp.
4.000% due 11/15/2023	3,250		3,335
5.250% due 07/01/2025	10,250		11,290
BCD Acquisition, Inc.
9.625% due 09/15/2023	11,050		12,224
Beacon Roofing Supply, Inc.
6.375% due 10/01/2023	15,150		16,210
Berry Plastics Corp.
5.125% due 07/15/2023	7,000		7,341
5.500% due 05/15/2022	5,000		5,226
6.000% due 10/15/2022	6,000		6,390
BMC Software Finance, Inc.
8.125% due 07/15/2021	17,500		18,003
Boise Cascade Co.
5.625% due 09/01/2024	10,000		10,563
Bombardier, Inc.
4.750% due 04/15/2019	10,000		10,206
5.750% due 03/15/2022	5,000		4,875
6.125% due 01/15/2023	3,000		2,924
7.500% due 03/15/2025	15,000		15,037
7.750% due 03/15/2020	7,000		7,481
8.750% due 12/01/2021	18,000		19,386
Booz Allen Hamilton, Inc.
5.125% due 05/01/2025	7,000		7,088
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)	5,000		5,006

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Boyd Gaming Corp.
6.375% due 04/01/2026	$12,250	$	13,398
6.875% due 05/15/2023	10,000		10,731
Bristow Group, Inc.
6.250% due 10/15/2022	5,000		3,521
Builders FirstSource, Inc.
5.625% due 09/01/2024	15,000		15,919
Burger King Worldwide, Inc.
4.250% due 05/15/2024	12,500		12,578
5.000% due 10/15/2025	14,000		14,315
5.000% due 10/15/2025 (a)	14,500		14,826
6.000% due 04/01/2022	10,222		10,550
BWAY Holding Co.
5.500% due 04/15/2024	25,000		26,156
Cable One, Inc.
5.750% due 06/15/2022	7,500		7,856
Cablevision Systems Corp.
5.875% due 09/15/2022	8,000		8,300
8.000% due 04/15/2020	3,000		3,334
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/2020	15,000		15,375
CalAtlantic Group, Inc.
5.000% due 06/15/2027	15,000		15,197
5.250% due 06/01/2026	10,000		10,388
5.375% due 10/01/2022	9,000		9,834
6.625% due 05/01/2020	2,500		2,768
Callon Petroleum Co.
6.125% due 10/01/2024	15,575		16,354
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023 (i)	17,500		17,850
Cascades, Inc.
5.500% due 07/15/2022	7,250		7,558
CBS Radio, Inc.
7.250% due 11/01/2024	14,000		15,015
CCO Holdings LLC
5.000% due 02/01/2028	10,000		10,050
5.125% due 02/15/2023	17,000		17,595
5.125% due 05/01/2023	5,000		5,219
5.125% due 05/01/2027	15,000		15,244
5.250% due 03/15/2021	4,000		4,123
5.250% due 09/30/2022	15,000		15,487
5.375% due 05/01/2025	12,000		12,466
5.500% due 05/01/2026	16,125		16,750
5.750% due 09/01/2023	7,750		8,060
5.750% due 01/15/2024	5,000		5,206
5.750% due 02/15/2026	20,150		21,208
5.875% due 04/01/2024	33,000		35,104
5.875% due 05/01/2027	10,000		10,500
CD&R Waterworks Merger Sub LLC
6.125% due 08/15/2025	20,000		20,706

22	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Centene Corp.
4.750% due 01/15/2025		$10,750	$	11,180
5.625% due 02/15/2021		7,500		7,820
6.125% due 02/15/2024		8,125		8,805
Cequel Communications Holdings LLC
5.125% due 12/15/2021		25,000		25,562
6.375% due 09/15/2020		7,000		7,166
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	10,000		12,466
CF Industries, Inc.
5.150% due 03/15/2034		$7,500		7,509
Change Healthcare Holdings LLC
5.750% due 03/01/2025		25,600		26,176
Chemours Co.
5.375% due 05/15/2027		5,000		5,213
6.625% due 05/15/2023		12,000		12,825
7.000% due 05/15/2025		14,000		15,575
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		20,000		20,700
5.875% due 03/31/2025		17,000		18,360
7.000% due 06/30/2024		15,400		17,575
Cheniere Energy Partners LP
5.250% due 10/01/2025		12,000		12,300
Chesapeake Energy Corp.
8.000% due 12/15/2022		15,196		16,450
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		42,000		43,395
7.625% due 03/15/2020		20,375		20,184
Clearwater Paper Corp.
4.500% due 02/01/2023		10,000		10,025
5.375% due 02/01/2025		6,000		5,985
Cleveland-Cliffs, Inc.
5.750% due 03/01/2025		5,000		4,819
CNH Industrial Capital LLC
3.375% due 07/15/2019		5,000		5,088
4.375% due 11/06/2020		5,000		5,263
4.875% due 04/01/2021		7,500		7,988
Codere Finance Luxembourg S.A.
7.625% due 11/01/2021		6,000		6,111
CommScope Technologies LLC
5.000% due 03/15/2027		10,000		10,050
6.000% due 06/15/2025		10,000		10,737
CommScope, Inc.
5.000% due 06/15/2021		8,000		8,230
5.500% due 06/15/2024		12,000		12,600
Community Health Systems, Inc.
5.125% due 08/01/2021		20,000		19,800
6.250% due 03/31/2023		15,000		14,869
6.875% due 02/01/2022 (i)		7,000		5,521
7.125% due 07/15/2020 (i)		15,000		13,594

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Concho Resources, Inc.
5.500% due 10/01/2022	$10,000	$	10,287
5.500% due 04/01/2023	9,000		9,256
CONSOL Energy, Inc.
5.875% due 04/15/2022	10,000		10,150
Constellium NV
5.750% due 05/15/2024	7,150		7,186
8.000% due 01/15/2023	2,000		2,125
Continental Resources, Inc.
3.800% due 06/01/2024	20,000		19,400
4.500% due 04/15/2023	20,000		20,100
4.900% due 06/01/2044	15,000		13,687
5.000% due 09/15/2022	15,000		15,300
Cooper-Standard Automotive, Inc.
5.625% due 11/15/2026	12,500		12,812
Cott Holdings, Inc.
5.500% due 04/01/2025	10,150		10,586
CPG Merger Sub LLC
8.000% due 10/01/2021	21,000		21,787
CRC Escrow Issuer LLC
5.250% due 10/15/2025 (a)	14,625		14,625
Crown Americas LLC
4.250% due 09/30/2026	7,750		7,847
4.500% due 01/15/2023	11,000		11,605
CSC Holdings LLC
5.250% due 06/01/2024	15,000		15,206
5.500% due 04/15/2027	10,000		10,425
6.625% due 10/15/2025	10,000		10,975
6.750% due 11/15/2021	20,000		22,150
8.625% due 02/15/2019	6,000		6,518
10.125% due 01/15/2023	5,250		6,070
DAE Funding LLC
4.000% due 08/01/2020	3,925		4,013
4.500% due 08/01/2022	6,000		6,164
5.000% due 08/01/2024	17,000		17,467
Darling Ingredients, Inc.
5.375% due 01/15/2022	10,000		10,394
DaVita, Inc.
5.000% due 05/01/2025	20,000		19,775
5.125% due 07/15/2024	20,000		19,950
5.750% due 08/15/2022	5,000		5,128
Dell International LLC
5.875% due 06/15/2021	4,825		5,056
7.125% due 06/15/2024	5,900		6,521
Dell, Inc.
5.400% due 09/10/2040	4,450		4,077
6.500% due 04/15/2038	3,225		3,306
7.100% due 04/15/2028	2,405		2,682
Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043	3,915		2,956
5.700% due 10/15/2039	2,500		2,069
7.875% due 08/15/2025 (i)	4,875		5,174

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	23

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Diamond Resorts International, Inc.
7.750% due 09/01/2023	$13,500	$	14,580
Diamondback Energy, Inc.
4.750% due 11/01/2024	7,000		7,175
5.375% due 05/31/2025	7,750		8,118
Digicel Group Ltd.
7.125% due 04/01/2022	20,000		18,225
8.250% due 09/30/2020	15,000		14,709
Digicel Ltd.
6.000% due 04/15/2021	1,500		1,470
DISH DBS Corp.
5.000% due 03/15/2023	18,000		18,529
5.125% due 05/01/2020	5,000		5,255
5.875% due 07/15/2022	25,000		26,625
5.875% due 11/15/2024	20,000		21,029
6.750% due 06/01/2021	15,000		16,537
7.750% due 07/01/2026	10,000		11,500
7.875% due 09/01/2019	5,000		5,475
DJO Finance LLC
10.750% due 04/15/2020	5,000		4,363
DJO Finco, Inc.
8.125% due 06/15/2021	20,000		19,250
Dollar Tree, Inc.
5.250% due 03/01/2020	5,250		5,402
5.750% due 03/01/2023	18,175		19,258
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	12,500		12,641
Dynegy, Inc.
5.875% due 06/01/2023	2,000		2,000
7.375% due 11/01/2022	15,000		15,712
7.625% due 11/01/2024	15,000		15,619
8.000% due 01/15/2025	10,000		10,400
8.125% due 01/30/2026	7,000		7,219
Eldorado Resorts, Inc.
7.000% due 08/01/2023	10,000		10,862
EMC Corp.
3.375% due 06/01/2023	8,000		7,713
EMI Music Publishing Group North America Holdings, Inc.
7.625% due 06/15/2024	8,950		9,979
Endo Dac
6.000% due 07/15/2023	22,000		18,260
6.000% due 02/01/2025	32,500		26,487
Endo Finance LLC
5.375% due 01/15/2023	22,000		18,040
5.750% due 01/15/2022	22,000		19,415
7.250% due 01/15/2022	1,730		1,626
Energizer Holdings, Inc.
5.500% due 06/15/2025	25,000		26,375
Energy Transfer Equity LP
5.875% due 01/15/2024	10,000		10,787
7.500% due 10/15/2020	10,000		11,312

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
EnPro Industries, Inc.
5.875% due 09/15/2022	$15,350	$	16,098
Ensco PLC
4.500% due 10/01/2024	9,000		7,515
4.700% due 03/15/2021	2,750		2,681
5.200% due 03/15/2025	12,500		10,563
5.750% due 10/01/2044	20,000		14,450
Envision Healthcare Corp.
5.125% due 07/01/2022	12,500		13,031
6.250% due 12/01/2024	3,500		3,767
EW Scripps Co.
5.125% due 05/15/2025	5,000		5,113
Extraction Oil & Gas, Inc.
7.375% due 05/15/2024	5,750		6,009
FAGE International S.A.
5.625% due 08/15/2026	6,000		6,255
First Data Corp.
5.000% due 01/15/2024	37,000		38,556
5.375% due 08/15/2023	7,000		7,340
5.750% due 01/15/2024	25,000		26,250
7.000% due 12/01/2023	25,000		26,757
First Quality Finance Co., Inc.
4.625% due 05/15/2021	12,500		12,691
5.000% due 07/01/2025	5,500		5,686
First Quantum Minerals Ltd.
7.000% due 02/15/2021	10,000		10,338
7.250% due 05/15/2022	7,000		7,236
7.250% due 04/01/2023	10,000		10,325
7.500% due 04/01/2025	7,500		7,697
Flex Acquisition Co., Inc.
6.875% due 01/15/2025	15,000		15,600
FMG Resources Pty. Ltd.
4.750% due 05/15/2022	4,000		4,065
5.125% due 05/15/2024	2,500		2,547
Freeport-McMoRan, Inc.
2.300% due 11/14/2017	7,500		7,502
2.375% due 03/15/2018	15,000		15,037
3.100% due 03/15/2020	5,000		5,029
3.550% due 03/01/2022	20,000		19,744
3.875% due 03/15/2023	15,000		14,850
4.000% due 11/14/2021	15,000		15,150
5.400% due 11/14/2034	24,000		23,040
6.500% due 11/15/2020	12,000		12,291
Gates Global LLC
6.000% due 07/15/2022	40,000		41,300
GCP Applied Technologies, Inc.
9.500% due 02/01/2023	22,000		24,915
General Cable Corp.
5.750% due 10/01/2022	10,000		10,094
GLP Capital LP
5.375% due 11/01/2023	10,000		10,987
5.375% due 04/15/2026	5,000		5,469

24	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Graphic Packaging International, Inc.
4.125% due 08/15/2024	$5,000	$	5,193
4.875% due 11/15/2022	5,000		5,338
Gray Television, Inc.
5.125% due 10/15/2024	5,000		5,038
5.875% due 07/15/2026	5,000		5,163
Griffon Corp.
5.250% due 03/01/2022	15,000		15,225
Grinding Media, Inc.
7.375% due 12/15/2023	10,550		11,473
Gulfport Energy Corp.
6.000% due 10/15/2024	13,000		13,162
6.375% due 05/15/2025	14,000		14,227
6.625% due 05/01/2023	12,000		12,210
Hanesbrands, Inc.
4.625% due 05/15/2024	17,500		18,309
4.875% due 05/15/2026	14,000		14,612
HCA Healthcare, Inc.
6.250% due 02/15/2021	11,500		12,477
HCA, Inc.
4.750% due 05/01/2023	22,000		23,347
5.000% due 03/15/2024	15,000		16,012
5.250% due 04/15/2025	10,000		10,837
5.250% due 06/15/2026	30,000		32,400
5.375% due 02/01/2025	10,000		10,563
5.500% due 06/15/2047	15,000		15,581
5.875% due 03/15/2022	10,000		11,100
5.875% due 05/01/2023	27,000		29,430
7.500% due 02/15/2022	25,000		28,742
8.360% due 04/15/2024	3,000		3,615
HD Supply, Inc.
5.750% due 04/15/2024	18,000		19,305
Hearthside Group Holdings LLC
6.500% due 05/01/2022	20,000		20,600
Hertz Corp.
5.500% due 10/15/2024 (i)	7,500		6,788
Hexion, Inc.
6.625% due 04/15/2020	15,000		13,500
Hill-Rom Holdings, Inc.
5.000% due 02/15/2025	4,000		4,160
5.750% due 09/01/2023	6,975		7,394
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024	5,000		5,113
Hilton Worldwide Finance LLC
4.625% due 04/01/2025	10,000		10,325
4.875% due 04/01/2027	7,250		7,631
HudBay Minerals, Inc.
7.250% due 01/15/2023	5,000		5,350
7.625% due 01/15/2025	6,000		6,525
Hughes Satellite Systems Corp.
7.625% due 06/15/2021	10,000		11,393

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Huntington Ingalls Industries, Inc.
5.000% due 12/15/2021		$5,500	$	5,680
5.000% due 11/15/2025		14,000		15,155
Huntsman International LLC
4.875% due 11/15/2020		10,000		10,637
5.125% due 11/15/2022		10,000		10,800
iHeartCommunications, Inc.
9.000% due 03/01/2021		15,000		10,734
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (b)	EUR	10,000		12,528
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (b)		$8,750		8,925
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (b)		14,400		14,706
INEOS Group Holdings S.A.
5.625% due 08/01/2024 (i)		10,000		10,413
Informatica LLC
7.125% due 07/15/2023		10,000		10,100
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		15,000		12,787
7.250% due 10/15/2020		7,000		6,773
7.500% due 04/01/2021		5,000		4,763
8.000% due 02/15/2024		12,000		12,930
International Game Technology PLC
6.250% due 02/15/2022		16,000		17,768
6.500% due 02/15/2025		20,000		22,575
Jaguar Holding Co.
6.375% due 08/01/2023		36,500		38,279
KAR Auction Services, Inc.
5.125% due 06/01/2025		12,000		12,510
KFC Holding Co.
4.750% due 06/01/2027		7,750		8,002
5.000% due 06/01/2024		8,750		9,242
5.250% due 06/01/2026		14,700		15,619
Kinetic Concepts, Inc.
7.875% due 02/15/2021		11,325		11,905
12.500% due 11/01/2021		12,500		13,969
KLX, Inc.
5.875% due 12/01/2022		25,000		26,286
L Brands, Inc.
5.625% due 02/15/2022		10,250		10,992
6.625% due 04/01/2021		10,000		11,050
Lamar Media Corp.
5.000% due 05/01/2023		5,000		5,206
5.750% due 02/01/2026		5,000		5,444
5.875% due 02/01/2022		5,000		5,163
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024		10,000		10,475
4.875% due 11/01/2026		10,000		10,525
Laredo Petroleum, Inc.
6.250% due 03/15/2023		2,000		2,070
7.375% due 05/01/2022		12,000		12,465

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	25

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Level 3 Financing, Inc.
5.125% due 05/01/2023	$7,000	$	7,136
5.250% due 03/15/2026	16,750		17,205
5.375% due 01/15/2024	6,000		6,158
5.375% due 05/01/2025	10,000		10,306
LifePoint Health, Inc.
5.375% due 05/01/2024	10,000		10,425
5.500% due 12/01/2021	12,000		12,412
LIN Television Corp.
5.875% due 11/15/2022	10,000		10,475
Live Nation Entertainment, Inc.
4.875% due 11/01/2024	10,050		10,427
5.375% due 06/15/2022	3,000		3,128
LKQ Corp.
4.750% due 05/15/2023	15,000		15,619
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	25,000		21,437
4.875% due 04/15/2020	5,000		5,000
5.500% due 04/15/2025	8,000		7,240
5.625% due 10/15/2023	5,000		4,681
5.750% due 08/01/2022 (i)	20,000		19,650
Masonite International Corp.
5.625% due 03/15/2023	16,550		17,403
Matador Resources Co.
6.875% due 04/15/2023	6,650		7,074
McGraw-Hill Global Education Holdings LLC
7.875% due 05/15/2024	5,000		4,950
MDC Partners, Inc.
6.500% due 05/01/2024	10,000		10,125
MGM Resorts International
4.625% due 09/01/2026	12,000		12,210
5.250% due 03/31/2020	5,000		5,306
6.000% due 03/15/2023	15,000		16,575
6.625% due 12/15/2021	36,925		41,633
6.750% due 10/01/2020	18,000		19,890
7.750% due 03/15/2022	21,000		24,570
Moog, Inc.
5.250% due 12/01/2022	11,200		11,743
MPH Acquisition Holdings LLC
7.125% due 06/01/2024	15,000		16,162
MSCI, Inc.
4.750% due 08/01/2026	4,000		4,220
5.250% due 11/15/2024	8,000		8,560
5.750% due 08/15/2025	11,000		12,059
Multi-Color Corp.
6.125% due 12/01/2022	9,000		9,486
Murphy Oil Corp.
4.000% due 06/01/2022	9,500		9,500
4.700% due 12/01/2022	5,750		5,793
5.750% due 08/15/2025	6,000		6,196
6.875% due 08/15/2024	2,500		2,672

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Murphy Oil USA, Inc.
6.000% due 08/15/2023		$12,750	$	13,483
Nabors Industries, Inc.
5.500% due 01/15/2023 (i)		3,925		3,866
NCR Corp.
4.625% due 02/15/2021		6,000		6,120
5.000% due 07/15/2022		10,875		11,174
6.375% due 12/15/2023		15,500		16,571
Netflix, Inc.
4.375% due 11/15/2026		20,000		20,119
New Look Secured Issuer PLC
6.500% due 07/01/2022	GBP	10,000		9,110
Newfield Exploration Co.
5.375% due 01/01/2026		$10,000		10,575
5.625% due 07/01/2024		19,800		21,334
5.750% due 01/30/2022		18,750		20,109
Nexstar Broadcasting, Inc.
5.625% due 08/01/2024		8,000		8,300
Nexteer Automotive Group Ltd.
5.875% due 11/15/2021		5,000		5,225
NextEra Energy Operating Partners LP
4.250% due 09/15/2024		5,375		5,503
4.500% due 09/15/2027		6,000		6,128
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		12,500		13,047
Nielsen Finance LLC
4.500% due 10/01/2020		5,000		5,069
5.000% due 04/15/2022		6,750		7,012
Noble Holding International Ltd.
4.625% due 03/01/2021		4,500		4,163
4.900% due 08/01/2020		686		665
7.750% due 01/15/2024 (i)		7,000		6,248
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK)
8.000% due 05/31/2019	EUR	7,618		8,756
Novelis Corp.
5.875% due 09/30/2026		$24,000		24,420
6.250% due 08/15/2024		13,625		14,241
NXP BV
4.125% due 06/15/2020		6,000		6,293
4.125% due 06/01/2021		7,250		7,603
4.625% due 06/01/2023		8,250		8,889
5.750% due 03/15/2023		20,000		20,925
Oasis Petroleum, Inc.
6.500% due 11/01/2021		8,000		8,200
6.875% due 03/15/2022 (i)		8,000		8,180
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		85,000		83,725
Oshkosh Corp.
5.375% due 03/01/2025		5,675		6,044
Pactiv LLC
7.950% due 12/15/2025		10,972		12,398

26	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	$12,250	$	12,264
5.250% due 08/15/2022	12,500		13,033
5.500% due 02/15/2024	10,500		11,051
Park-Ohio Industries, Inc.
6.625% due 04/15/2027	10,000		10,825
Party City Holdings, Inc.
6.125% due 08/15/2023	12,000		12,540
Performance Food Group, Inc.
5.500% due 06/01/2024	7,000		7,245
PetSmart, Inc.
7.125% due 03/15/2023	40,000		31,312
Pilgrim’s Pride Corp.
5.750% due 03/15/2025	24,035		24,876
5.875% due 09/30/2027	2,000		2,055
Pinnacle Entertainment, Inc.
5.625% due 05/01/2024	10,875		11,174
Pinnacle Foods Finance LLC
4.875% due 05/01/2021	12,000		12,330
5.875% due 01/15/2024	5,000		5,325
Pinnacle Operating Corp.
9.000% due 05/15/2023	642		614
Platform Specialty Products Corp.
6.500% due 02/01/2022	25,000		25,969
10.375% due 05/01/2021	2,000		2,185
Ply Gem Industries, Inc.
6.500% due 02/01/2022	36,500		38,235
Post Holdings, Inc.
5.000% due 08/15/2026	30,000		30,019
5.500% due 03/01/2025	6,050		6,292
5.750% due 03/01/2027	20,000		20,700
6.000% due 12/15/2022	10,000		10,513
8.000% due 07/15/2025	7,000		7,945
PQ Corp.
6.750% due 11/15/2022	7,525		8,183
PRA Holdings, Inc.
9.500% due 10/01/2023	10,255		11,229
Precision Drilling Corp.
6.500% due 12/15/2021	1,000		1,018
6.625% due 11/15/2020	4,559		4,599
7.750% due 12/15/2023	7,925		8,123
Prestige Brands, Inc.
5.375% due 12/15/2021	17,000		17,574
6.375% due 03/01/2024	17,832		19,259
Prime Security Services Borrower LLC
9.250% due 05/15/2023	25,000		27,651
PTC, Inc.
6.000% due 05/15/2024	7,000		7,560
PulteGroup, Inc.
4.250% due 03/01/2021	3,500		3,640
5.000% due 01/15/2027	5,000		5,219
5.500% due 03/01/2026	5,000		5,471

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
PVH Corp.
4.500% due 12/15/2022	$10,000	$	10,250
QEP Resources, Inc.
6.875% due 03/01/2021	10,000		10,575
Qorvo, Inc.
6.750% due 12/01/2023	9,000		9,834
7.000% due 12/01/2025	7,500		8,588
Qualitytech LP
5.875% due 08/01/2022	14,950		15,632
Quintiles IMS, Inc.
4.875% due 05/15/2023	14,375		15,022
5.000% due 10/15/2026	20,000		21,250
Rackspace Hosting, Inc.
8.625% due 11/15/2024	10,000		10,687
Range Resources Corp.
4.875% due 05/15/2025	5,000		4,950
5.000% due 08/15/2022	15,000		15,056
5.000% due 03/15/2023	10,000		9,975
5.750% due 06/01/2021	10,000		10,450
RegionalCare Hospital Partners Holdings, Inc.
8.250% due 05/01/2023	18,000		19,012
Revlon Consumer Products Corp.
6.250% due 08/01/2024 (i)	7,050		5,481
Reynolds Group Issuer, Inc.
5.125% due 07/15/2023	15,800		16,509
5.750% due 10/15/2020	15,000		15,282
6.875% due 02/15/2021	8,108		8,321
7.000% due 07/15/2024	7,000		7,468
Ritchie Bros Auctioneers, Inc.
5.375% due 01/15/2025	5,000		5,300
Rite Aid Corp.
6.125% due 04/01/2023	18,000		17,572
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021	8,000		8,100
Rockies Express Pipeline LLC
5.625% due 04/15/2020	12,000		12,675
6.000% due 01/15/2019	8,500		8,840
6.875% due 04/15/2040	5,000		5,575
Rowan Cos., Inc.
4.750% due 01/15/2024	12,750		11,220
4.875% due 06/01/2022	10,000		9,400
5.400% due 12/01/2042	4,250		3,251
5.850% due 01/15/2044	7,405		5,924
7.375% due 06/15/2025	7,500		7,369
7.875% due 08/01/2019	2,000		2,180
RSP Permian, Inc.
5.250% due 01/15/2025	10,900		11,118
6.625% due 10/01/2022	5,000		5,263
Sabre GLBL, Inc.
5.250% due 11/15/2023	12,250		12,648
5.375% due 04/15/2023	2,850		2,968

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	27

Schedule of Investments PIMCO High Yield Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Schaeffler Finance BV
4.750% due 05/15/2023		$10,000	$	10,363
Scientific Games International, Inc.
6.250% due 09/01/2020		17,600		17,908
7.000% due 01/01/2022		9,000		9,574
10.000% due 12/01/2022		12,500		13,891
Scotts Miracle-Gro Co.
5.250% due 12/15/2026		10,000		10,575
Sealed Air Corp.
4.875% due 12/01/2022		3,250		3,469
5.125% due 12/01/2024		10,000		10,812
5.250% due 04/01/2023		10,000		10,825
5.500% due 09/15/2025		2,750		3,032
6.875% due 07/15/2033		6,710		7,901
Sensata Technologies BV
4.875% due 10/15/2023		10,000		10,550
5.000% due 10/01/2025		10,000		10,590
5.625% due 11/01/2024		5,250		5,801
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026		24,000		26,400
ServiceMaster Co. LLC
5.125% due 11/15/2024		5,000		5,150
7.250% due 03/01/2038		2,000		2,090
SFR Group S.A.
6.000% due 05/15/2022		30,000		31,387
6.250% due 05/15/2024		40,050		42,443
7.375% due 05/01/2026		22,000		23,787
SIG Combibloc Holdings S.C.A.
7.750% due 02/15/2023	EUR	15,000		18,799
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		$20,000		20,850
Sinclair Television Group, Inc.
5.125% due 02/15/2027		5,000		4,881
5.375% due 04/01/2021		5,000		5,138
5.625% due 08/01/2024		10,000		10,288
5.875% due 03/15/2026		7,000		7,166
6.125% due 10/01/2022		3,000		3,101
Sirius XM Radio, Inc.
5.000% due 08/01/2027		5,000		5,125
5.375% due 04/15/2025		20,000		21,150
Sophia LP
9.000% due 09/30/2023		10,000		10,413
Southwestern Energy Co.
4.100% due 03/15/2022		22,500		21,825
6.700% due 01/23/2025		12,000		12,210
7.500% due 04/01/2026		8,000		8,320
Spectrum Brands, Inc.
5.750% due 07/15/2025		15,000		16,050
6.125% due 12/15/2024		8,000		8,610
6.625% due 11/15/2022		15,000		15,675
Springs Industries, Inc.
6.250% due 06/01/2021		12,000		12,405

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
SPX FLOW, Inc.
5.625% due 08/15/2024	$16,500	$	17,366
5.875% due 08/15/2026	15,000		15,900
Standard Industries, Inc.
5.000% due 02/15/2027	7,500		7,838
5.375% due 11/15/2024	31,750		33,903
5.500% due 02/15/2023	1,500		1,592
6.000% due 10/15/2025	20,000		21,919
Station Casinos LLC
5.000% due 10/01/2025	8,000		8,039
Steel Dynamics, Inc.
5.000% due 12/15/2026	4,650		4,976
5.125% due 10/01/2021	10,225		10,545
5.500% due 10/01/2024	4,000		4,290
6.375% due 08/15/2022	6,000		6,197
Sterigenics-Nordion Holdings LLC
6.500% due 05/15/2023	12,500		13,031
Sterigenics-Nordion Topco LLC (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (b)	12,500		12,781
Suburban Propane Partners LP
5.750% due 03/01/2025	7,500		7,463
Syniverse Foreign Holdings Corp.
9.125% due 01/15/2022	10,658		10,898
Syniverse Holdings, Inc.
9.125% due 01/15/2019	1,842		1,837
T-Mobile USA, Inc.
6.125% due 01/15/2022	3,000		3,128
6.375% due 03/01/2025	20,000		21,584
6.500% due 01/15/2026	20,000		22,125
6.625% due 04/01/2023	25,000		26,375
6.836% due 04/28/2023	12,150		12,864
Team Health Holdings, Inc.
6.375% due 02/01/2025	25,000		23,750
Teck Resources Ltd.
3.750% due 02/01/2023	10,000		10,165
4.500% due 01/15/2021	23,000		24,236
4.750% due 01/15/2022	5,000		5,311
6.000% due 08/15/2040	4,000		4,370
6.125% due 10/01/2035	20,000		22,500
6.250% due 07/15/2041	10,000		11,343
8.500% due 06/01/2024	4,000		4,600
TEGNA, Inc.
4.875% due 09/15/2021	3,500		3,596
5.500% due 09/15/2024	10,750		11,355
Teine Energy Ltd.
6.875% due 09/30/2022	10,000		10,225
Teleflex, Inc.
4.875% due 06/01/2026	6,250		6,516
5.250% due 06/15/2024	5,000		5,313
Tempur Sealy International, Inc.
5.500% due 06/15/2026	10,000		10,250
5.625% due 10/15/2023	12,000		12,675

28	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Tenet Healthcare Corp.
4.375% due 10/01/2021		$10,000	$	10,188
4.500% due 04/01/2021		7,000		7,173
4.625% due 07/15/2024		10,000		9,913
5.125% due 05/01/2025		16,250		16,067
6.000% due 10/01/2020		6,350		6,783
6.750% due 06/15/2023 (i)		15,000		14,419
8.125% due 04/01/2022		15,000		15,300
Tennant Co.
5.625% due 05/01/2025		11,750		12,249
Terex Corp.
5.625% due 02/01/2025		10,000		10,550
Tesoro Logistics LP
5.250% due 01/15/2025		2,750		2,956
5.875% due 10/01/2020		4,610		4,702
6.125% due 10/15/2021		250		258
6.250% due 10/15/2022		15,000		16,031
TransDigm, Inc.
6.000% due 07/15/2022		10,000		10,400
6.375% due 06/15/2026		20,000		20,538
6.500% due 07/15/2024		30,000		31,050
Transocean, Inc.
6.800% due 03/15/2038 (i)		11,000		9,020
7.500% due 04/15/2031		28,000		25,620
9.000% due 07/15/2023		30,000		32,475
TreeHouse Foods, Inc.
4.875% due 03/15/2022		10,250		10,647
6.000% due 02/15/2024		12,000		12,885
Tribune Media Co.
5.875% due 07/15/2022		10,000		10,450
Triumph Group, Inc.
4.875% due 04/01/2021		10,000		9,886
7.750% due 08/15/2025		6,100		6,436
U.S. Concrete, Inc.
6.375% due 06/01/2024		22,575		24,437
U.S. Foods, Inc.
5.875% due 06/15/2024		15,000		15,787
United Rentals North America, Inc.
4.625% due 07/15/2023		2,750		2,881
4.625% due 10/15/2025		8,000		8,120
4.875% due 01/15/2028		10,000		10,063
5.500% due 07/15/2025		14,000		15,084
5.500% due 05/15/2027		15,500		16,566
5.875% due 09/15/2026		5,000		5,450
7.625% due 04/15/2022		2,123		2,212
United States Steel Corp.
8.375% due 07/01/2021		8,975		9,940
Unitymedia GmbH
6.125% due 01/15/2025		15,000		16,069
Unitymedia Hessen GmbH & Co. KG
4.625% due 02/15/2026	EUR	4,000		5,144

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
5.000% due 01/15/2025		$13,750	$	14,523
5.500% due 01/15/2023		21,600		22,356
Univar USA, Inc.
6.750% due 07/15/2023		15,000		15,787
Univision Communications, Inc.
5.125% due 05/15/2023		20,000		20,450
5.125% due 02/15/2025		35,000		35,394
6.750% due 09/15/2022		9,981		10,386
UPCB Finance Ltd.
5.375% due 01/15/2025		16,725		17,478
USG Corp.
4.875% due 06/01/2027		10,000		10,463
5.500% due 03/01/2025		20,000		21,475
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	5,000		5,067
5.375% due 03/15/2020		$3,000		3,008
5.500% due 03/01/2023		5,000		4,400
5.625% due 12/01/2021		5,000		4,700
5.875% due 05/15/2023		10,000		8,863
6.125% due 04/15/2025		5,000		4,406
6.375% due 10/15/2020		2,000		2,007
6.500% due 03/15/2022		5,000		5,288
6.750% due 08/15/2021		7,000		6,886
7.000% due 03/15/2024		10,000		10,675
7.250% due 07/15/2022		10,000		9,788
7.500% due 07/15/2021		7,500		7,500
VeriSign, Inc.
4.625% due 05/01/2023		10,000		10,375
4.750% due 07/15/2027		5,000		5,175
5.250% due 04/01/2025		6,250		6,781
Versum Materials, Inc.
5.500% due 09/30/2024		11,000		11,687
ViaSat, Inc.
5.625% due 09/15/2025		14,000		14,158
Videotron Ltd.
5.000% due 07/15/2022		12,000		13,005
5.125% due 04/15/2027		7,250		7,558
Virgin Media Finance PLC
5.750% due 01/15/2025		8,000		8,310
6.000% due 10/15/2024		10,000		10,550
Virgin Media Secured Finance PLC
5.250% due 01/15/2026		20,000		20,900
5.500% due 08/15/2026		14,000		14,787
Welbilt, Inc.
9.500% due 02/15/2024		10,000		11,537
WellCare Health Plans, Inc.
5.250% due 04/01/2025		11,775		12,423
WESCO Distribution, Inc.
5.375% due 12/15/2021		4,000		4,145
5.375% due 06/15/2024		14,000		14,840
West Street Merger Sub, Inc.
6.375% due 09/01/2025		20,000		20,000

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	29

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Western Digital Corp.
7.375% due 04/01/2023	$5,000	$	5,490
10.500% due 04/01/2024	7,750		9,126
Whiting Petroleum Corp.
5.000% due 03/15/2019	10,000		10,053
5.750% due 03/15/2021 (i)	6,000		5,910
Williams Cos., Inc.
4.550% due 06/24/2024	30,000		31,200
Wind Acquisition Finance S.A.
4.750% due 07/15/2020	20,000		20,269
7.375% due 04/23/2021	25,000		26,016
WMG Acquisition Corp.
5.000% due 08/01/2023	8,500		8,808
WPX Energy, Inc.
5.250% due 09/15/2024	8,000		8,060
6.000% due 01/15/2022	7,000		7,271
7.500% due 08/01/2020	3,347		3,657
8.250% due 08/01/2023	5,000		5,631
WR Grace & Co-Conn
5.125% due 10/01/2021	10,000		10,875
5.625% due 10/01/2024	8,830		9,735
Wynn Las Vegas LLC
5.250% due 05/15/2027	25,000		25,500
5.500% due 03/01/2025	20,000		20,875
Wynn Macau Ltd.
5.250% due 10/15/2021	10,000		10,290
5.500% due 10/01/2027	9,500		9,660
XPO Logistics, Inc.
6.500% due 06/15/2022	22,500		23,709
Yum! Brands, Inc.
6.875% due 11/15/2037	5,250		5,795
Zayo Group LLC
5.750% due 01/15/2027	19,425		20,639
6.375% due 05/15/2025	2,000		2,163
ZF North America Capital, Inc.
4.000% due 04/29/2020	2,000		2,073
4.500% due 04/29/2022	5,000		5,275
4.750% due 04/29/2025	30,000		31,762
Ziggo Bond Finance BV
5.875% due 01/15/2025	10,000		10,475
Ziggo Secured Finance BV
5.500% due 01/15/2027	24,000		24,653

			7,550,985

UTILITIES 7.9%
AES Corp.
6.000% due 05/15/2026	7,250		7,830
8.000% due 06/01/2020	2,101		2,421
AmeriGas Partners LP
5.500% due 05/20/2025	10,500		10,841
5.750% due 05/20/2027	4,000		4,110

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Antero Midstream Partners LP
5.375% due 09/15/2024	$5,300	$	5,512
Blue Racer Midstream LLC
6.125% due 11/15/2022	20,000		20,850
Calpine Corp.
5.375% due 01/15/2023 (i)	24,250		23,708
5.750% due 01/15/2025	25,000		23,719
CenturyLink, Inc.
5.800% due 03/15/2022	12,000		12,000
6.450% due 06/15/2021	12,000		12,546
7.500% due 04/01/2024	10,000		10,377
Covanta Holding Corp.
5.875% due 03/01/2024	2,000		1,990
5.875% due 07/01/2025	10,000		9,863
6.375% due 10/01/2022	6,500		6,695
Embarq Corp.
7.995% due 06/01/2036	7,500		7,650
Extraction Oil & Gas, Inc.
7.875% due 07/15/2021	5,000		5,300
Frontier Communications Corp.
6.875% due 01/15/2025	20,000		15,050
7.125% due 03/15/2019	10,000		9,925
10.500% due 09/15/2022	18,750		16,406
11.000% due 09/15/2025	10,000		8,550
Genesis Energy LP
5.625% due 06/15/2024	4,000		3,900
5.750% due 02/15/2021	6,575		6,633
6.000% due 05/15/2023	9,000		8,978
6.500% due 10/01/2025	6,000		5,963
6.750% due 08/01/2022	7,750		7,963
Jonah Energy LLC
7.250% due 10/15/2025 (a)	7,500		7,566
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	15,000		15,825
NGL Energy Partners LP
6.125% due 03/01/2025	7,000		6,545
7.500% due 11/01/2023	5,000		5,000
NGPL PipeCo LLC
4.375% due 08/15/2022	6,175		6,422
4.875% due 08/15/2027	6,700		7,037
NRG Energy, Inc.
6.250% due 07/15/2022	15,000		15,825
6.250% due 05/01/2024	10,000		10,450
6.625% due 03/15/2023	25,000		25,906
6.625% due 01/15/2027	20,000		21,050
7.625% due 01/15/2018	1,333		1,357
7.875% due 05/15/2021	3,944		4,058
NRG Yield Operating LLC
5.000% due 09/15/2026	10,000		10,450
5.375% due 08/15/2024	2,000		2,110
NSG Holdings LLC
7.750% due 12/15/2025	22,779		24,772

30	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Parsley Energy LLC
5.250% due 08/15/2025	$5,000	$	5,106
5.375% due 01/15/2025	15,000		15,394
6.250% due 06/01/2024	8,500		8,989
Red Oak Power LLC
9.200% due 11/30/2029	3,795		4,288
Sprint Capital Corp.
6.900% due 05/01/2019	5,000		5,344
8.750% due 03/15/2032	25,000		32,031
Sprint Communications, Inc.
6.000% due 11/15/2022	25,000		26,992
7.000% due 03/01/2020	5,000		5,475
7.000% due 08/15/2020	25,000		27,378
9.000% due 11/15/2018	1,854		1,993
Sprint Corp.
7.125% due 06/15/2024	20,000		22,550
7.250% due 09/15/2021	37,000		41,209
7.625% due 02/15/2025	17,000		19,592
7.875% due 09/15/2023	50,000		58,125
Talen Energy Supply LLC
6.500% due 06/01/2025	7,000		5,355
Tallgrass Energy Partners LP
5.500% due 09/15/2024	21,000		21,682
5.500% due 01/15/2028	5,000		5,088
Targa Resources Partners LP
4.250% due 11/15/2023	15,000		14,944
5.250% due 05/01/2023	15,000		15,337
Telecom Italia Capital S.A.
6.375% due 11/15/2033	12,625		14,598
7.200% due 07/18/2036	6,000		7,440
Telecom Italia SpA
5.303% due 05/30/2024	25,000		27,281
Tenaska Alabama Partners LP
7.000% due 06/30/2021	12,763		13,082
Terraform Global Operating LLC
9.750% due 08/15/2022	5,000		5,575
TerraForm Power Operating LLC
6.375% due 02/01/2023	20,000		20,900
6.625% due 06/15/2025	3,150		3,371
Transocean Proteus Ltd.
6.250% due 12/01/2024	8,075		8,499

			850,771

Total Corporate Bonds & Notes (Cost $8,833,357)			9,224,198

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Countrywide Alternative Loan Trust
3.288% due 10/25/2035 ^~	55		48
Countrywide Home Loan Mortgage Pass-Through Trust
3.178% due 02/20/2036 ^~	131		115

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 10/25/2021 ^	$6	$	6
First Horizon Alternative Mortgage Securities Trust
3.303% due 10/25/2034 ~	33		33
GreenPoint Mortgage Funding Trust
1.437% (US0001M + 0.200%) due 10/25/2046 ~	634		538
1.437% (US0001M + 0.200%) due 12/25/2046 ^~	416		369
GSR Mortgage Loan Trust
3.574% due 04/25/2035 ~	22		22
HarborView Mortgage Loan Trust
3.629% due 08/19/2036 ^~	100		93
Lehman XS Trust
1.477% (US0001M + 0.240%) due 09/25/2046 ^~	22		21
Residential Accredit Loans, Inc. Trust
4.556% due 09/25/2035 ^~	122		107
Structured Asset Mortgage Investments Trust
1.447% (US0001M + 0.210%) due 05/25/2036 ~	1,206		953
1.487% (US0001M + 0.250%) due 07/19/2035 ~	39		39
TBW Mortgage-Backed Trust
6.015% due 07/25/2037	260		198
WaMu Mortgage Pass-Through Certificates Trust
1.647% (US0001M + 0.410%) due 12/25/2045 ~	259		248

Total Non-Agency Mortgage-Backed Securities (Cost $2,365)			2,790

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
1.597% (US0001M + 0.360%) due 04/25/2037 ~	356		195
NovaStar Mortgage Funding Trust
1.337% (US0001M + 0.100%) due 03/25/2037 ~	76		41

Total Asset-Backed Securities (Cost $323)			236

	SHARES
COMMON STOCKS 0.0%

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (c)(g)	170,260		322
NVHL S.A. ‘B’ (c)(g)	170,260		322
NVHL S.A. ‘C’ (c)(g)	170,260		322
NVHL S.A. ‘D’ (c)(g)	170,260		322

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	31

Schedule of Investments PIMCO High Yield Fund (Cont.)

	SHARES		MARKET VALUE (000S)
NVHL S.A. ‘E’ (c)(g)	170,260	$	322
NVHL S.A. ‘F’ (c)(g)	170,260		322
NVHL S.A. ‘G’ (c)(g)	170,260		322
NVHL S.A. ‘H’ (c)(g)	170,260		322
NVHL S.A. ‘I’ (c)(g)	170,260		322
NVHL S.A. ‘J’ (c)(g)	170,260		322

			3,220

INFORMATION TECHNOLOGY 0.0%
Local Insight Media Holdings, Inc. +(g)	6,323		40

Total Common Stocks (Cost $5,538)			3,260

WARRANTS 0.0%

INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS - Exp. 05/31/2019 +	2,421,000		140

Total Warrants (Cost $0)			140

PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Pinnacle Agriculture Holdings LLC
3.000% +(g)	657,554		308

Total Preferred Securities (Cost $438)			308

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (h) 0.1%
			12,091

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
U.S. TREASURY BILLS 0.0%
1.031% due 01/04/2018 (d)(e)(l)	$315	$	314

Total Short-Term Instruments (Cost $12,405)			12,405

Total Investments in Securities (Cost $8,922,599)			9,309,237

	SHARES
INVESTMENTS IN AFFILIATES 13.9%

SHORT-TERM INSTRUMENTS 13.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.9%
PIMCO Short-Term Floating NAV Portfolio III	150,591,179		1,488,594

Total Short-Term Instruments (Cost $1,488,678)			1,488,594

Total Investments in Affiliates (Cost $1,488,678)			1,488,594

Total Investments 100.4% (Cost $10,411,277)		$	10,797,831

Financial Derivative Instruments (j)(k) 0.0% (Cost or Premiums, net $30,503)			2,479

Other Assets and Liabilities, net (0.4)%			(50,276)

Net Assets 100.0%		$	10,750,034

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

32	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

(g)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Local Insight Media Holdings, Inc.	11/18/2011	$0	$40	0.00%
NVHL S.A. ‘A’	03/09/2012	553	322	0.00
NVHL S.A. ‘B’	03/09/2012	553	322	0.00
NVHL S.A. ‘C’	03/09/2012	554	322	0.00
NVHL S.A. ‘D’	03/09/2012	554	322	0.00
NVHL S.A. ‘E’	03/09/2012	554	322	0.00
NVHL S.A. ‘F’	03/09/2012	554	322	0.01
NVHL S.A. ‘G’	03/09/2012	554	322	0.01
NVHL S.A. ‘H’	03/09/2012	554	322	0.01
NVHL S.A. ‘I’	03/09/2012	554	322	0.00
NVHL S.A. ‘J’	03/09/2012	554	322	0.00
Pinnacle Agriculture Holdings LLC	08/20/2014 - 09/05/2014	438	308	0.00

		$5,976	$3,568	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$12,091	Federal Home Loan Bank 1.375% due 09/28/2020	$(12,337)	$12,091	$12,091

Total Repurchase Agreements						$(12,337)	$12,091	$12,091

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	(3.250)%	09/11/2017	TBD	(3)	$(4,191)	$(4,183)
	(1.750)	09/11/2017	TBD	(3)	(5,253)	(5,248)
	(1.500)	08/17/2017	TBD	(3)	(6,330)	(6,318)
	(0.750)	08/02/2017	TBD	(3)	(698)	(697)
	(0.500)	09/26/2016	TBD	(3)	(4,748)	(4,724)
	(0.500)	01/06/2017	TBD	(3)	(4,027)	(4,012)
	(0.500)	08/09/2017	TBD	(3)	(4,810)	(4,806)
	(0.500)	09/27/2017	TBD	(3)	(1,886)	(1,886)
	(0.500)	10/12/2017	10/12/2019		(3,090)	(3,090)
	(0.050)	08/01/2017	TBD	(3)	(9,023)	(9,022)
	(0.050)	08/02/2017	TBD	(3)	(4,455)	(4,455)
	0.100	06/16/2017	TBD	(3)	(10,490)	(10,493)
	0.100	07/19/2017	TBD	(3)	(3,278)	(3,279)
	0.100	09/08/2017	TBD	(3)	(2,783)	(2,783)
	0.100	09/21/2017	TBD	(3)	(2,169)	(2,169)
	0.100	09/27/2017	TBD	(3)	(1,792)	(1,792)
	0.250	07/26/2017	TBD	(3)	(3,515)	(3,517)
	0.250	09/27/2017	TBD	(3)	(4,461)	(4,461)
	0.500	06/16/2017	TBD	(3)	(10,920)	(10,936)
	0.500	09/15/2017	TBD	(3)	(5,198)	(5,199)
	0.700	09/28/2017	TBD	(3)	(3,818)	(3,818)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	33

Schedule of Investments PIMCO High Yield Fund (Cont.)

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
RDR	(4.000)%	06/05/2017	TBD	(3)	$(2,105)	$(2,077)
	(1.500)	09/05/2017	TBD	(3)	(6,476)	(6,469)
	(1.250)	03/16/2017	TBD	(3)	(7,301)	(7,250)
	(0.750)	12/12/2016	12/12/2017		(5,748)	(5,713)

Total Reverse Repurchase Agreements						$(118,397)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$0	$(96,888)	$0	$(96,888)	$102,939	$6,051
FICC	12,091	0	0	12,091	(12,337)	(246)
RDR	0	(21,509)	0	(21,509)	21,998	489

Total Borrowings and Other Financing Transactions	$12,091	$(118,397)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(5,713)	$(109,594)	$(115,307)

Total Borrowings	$0	$0	$(5,713)	$(109,594)	$(115,307)

Payable for reverse repurchase agreements(5)					$(115,307)

(i)	Securities with an aggregate market value of $126,243 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(121,101) at a weighted average interest rate of (0.600)%.Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(5)	Unsettled reverse repurchase agreements liability of $(3,090) is outstanding at period end.

34	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.HY-23 5-Year Index	5.000%	Quarterly	12/20/2019	$48,000	$3,086	$(49)	$3,037	$90	$0
CDX.HY-25 5-Year Index	5.000%	Quarterly	12/20/2020	49,000	244	3,101	3,345	61	0
CDX.HY-26 5-Year Index	5.000	Quarterly	06/20/2021	49,500	1,846	2,069	3,915	29	0
CDX.HY-27 5-Year Index	5.000	Quarterly	12/20/2021	99,000	5,850	2,081	7,931	155	0
CDX.HY-28 5-Year Index	5.000	Quarterly	06/20/2022	275,000	19,481	2,082	21,563	637	0

					$30,507	$9,284	$39,791	$972	$0

Total Swap Agreements					$30,507	$9,284	$39,791	$972	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$972	$972	$0	$0	$0	$0

Cash of $28,923 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	35

Schedule of Investments PIMCO High Yield Fund (Cont.)

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017	$	61,598	EUR	52,545	$505	$0
	11/2017	EUR	52,545	$	61,699	0	(503)
GLM	10/2017	GBP	6,460		8,359	0	(298)
JPM	10/2017	$	8,650	GBP	6,460	7	0
	11/2017	GBP	6,460	$	8,658	0	(7)
	11/2017	$	1,169	CHF	1,125	0	(4)
MSB	10/2017	EUR	52,545	$	63,327	1,224	0

Total Forward Foreign Currency Contracts						$1,736	$(812)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/ Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	$25,000	$(4)	$587	$583	$0

Total Swap Agreements								$(4)	$587	$583	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$505	$0	$0	$505	$(503)	$0	$0	$(503)	$2	$0	$2
CBK	0	0	583	583	0	0	0	0	583	(310)	273
GLM	0	0	0	0	(298)	0	0	(298)	(298)	314	16
JPM	7	0	0	7	(11)	0	0	(11)	(4)	0	(4)
MSB	1,224	0	0	1,224	0	0	0	0	1,224	(1,480)	(256)

Total Over the Counter	$1,736	$0	$583	$2,319	$(812)	$0	$0	$(812)

(l)	Securities with an aggregate market value of $314 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

36	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$972	$0	$0	$0	$972

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,736	$0	$1,736
Swap Agreements	0	0	0	0	583	583

	$0	$0	$0	$1,736	$583	$2,319

	$0	$972	$0	$1,736	$583	$3,291

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$812	$0	$812

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$20,285	$0	$0	$(8)	$20,277

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(9,784)	$0	$(9,784)
Swap Agreements	0	(40)	0	0	0	(40)

	$0	$(40)	$0	$(9,784)	$0	$(9,824)

	$0	$20,245	$0	$(9,784)	$(8)	$10,453

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(7,931)	$0	$0	$0	$(7,931)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,545	$0	$1,545
Swap Agreements	0	0	0	0	588	588

	$0	$0	$0	$1,545	$588	$2,133

	$0	$(7,931)	$0	$1,545	$588	$(5,798)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	37

Schedule of Investments PIMCO High Yield Fund (Cont.)

(Unaudited)

September 30, 2017

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$64,800	$1,100	$65,900
Corporate Bonds & Notes
Banking & Finance	0	822,442	0	822,442
Industrials	14,625	7,536,360	0	7,550,985
Utilities	0	850,771	0	850,771
Non-Agency Mortgage-Backed Securities	0	2,790	0	2,790
Asset-Backed Securities	0	236	0	236
Common Stocks
Health Care	0	3,220	0	3,220
Information Technology	0	0	40	40
Warrants
Information Technology	0	0	140	140
Preferred Securities
Industrials	0	0	308	308
Short-Term Instruments
Repurchase Agreements	0	12,091	0	12,091
U.S. Treasury Bills	0	314	0	314
	$14,625	$9,293,024	$1,588	$9,309,237

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,488,594	$0	$0	$1,488,594

Total Investments	$1,503,219	$9,293,024	$1,588	$10,797,831

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	972	0	972
Over the counter	0	2,319	0	2,319
	$0	$3,291	$0	$3,291

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(812)	$0	$(812)

Total Financial Derivative Instruments	$0	$2,479	$0	$2,479

Totals	$1,503,219	$9,292,283	$1,588	$10,800,310

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

38	PIMCO HIGH YIELD FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2017

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO High Yield Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	39

Notes to Financial Statements (Cont.)

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such distribution

40	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2017

through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05 which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	41

Notes to Financial Statements (Cont.)

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price

42	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2017

determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	43

Notes to Financial Statements (Cont.)

has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

44	PIMCO HIGH YIELD FUND

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September 30, 2017

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	45

Notes to Financial Statements (Cont.)

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

46	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2017

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,172,372	$1,608,005	$(1,291,600)	$(54)	$(129)	$1,488,594	$10,004	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

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Notes to Financial Statements (Cont.)

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2017, the Fund had $36,000,000 in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

48	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2017

Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Restricted Investments   are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at September 30, 2017 are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Warrants  are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	49

Notes to Financial Statements (Cont.)

to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Line of Credit  The Fund entered into a 364-day senior unsecured revolving credit agreement with State Street Bank & Trust Company and other commercial banks to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. State Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. The Fund pays financing charges based on a combination of LIBOR-based variable plus a credit spread. The Fund also pays a fee of 0.15% per annum on the unused commitment amounts. The agreements expire on September 4, 2018 unless extended or renewed. There is a maximum available commitment amount for the Fund equal to $543,000,000. Prior to September 5, 2017, the maximum commitment amount was $575,294,118. Commitment, upfront and interest fees of $665,601 paid by the Fund are disclosed as part of interest expense on the Statements of Operations.

During the period, there were no borrowings on this line of credit.

50	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2017

(b) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(c) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an

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Notes to Financial Statements (Cont.)

agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value

52	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2017

credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	53

Notes to Financial Statements (Cont.)

value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

54	PIMCO HIGH YIELD FUND

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September 30, 2017

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund may decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure used to understand a security’s or Fund’s interest

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	55

Notes to Financial Statements (Cont.)

rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Fund currently faces a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, the Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of purchase or redemption requests. Large shareholder transactions may impact the Fund’s liquidity and net asset value. Such transactions may also increase the Fund’s transaction costs or otherwise cause the Fund to perform differently than intended. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized

56	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2017

and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, seeks to minimize counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. MASTER ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	57

Notes to Financial Statements (Cont.)

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund

58	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2017

with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee		Supervisory and Administrative Fee
All Classes	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
0.25%	0.30%	0.40%	0.30%	0.40%	0.40%	0.40%	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”).

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	59

Notes to Financial Statements (Cont.)

Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class and Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2017, the Distributor retained $4,268,594 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

60	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2017

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000, the valuation oversight committee lead receives an additional annual retainer of $11,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $5,750) and the governance committee chair receives an additional annual retainer of $4,500. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At September 30, 2017, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2017, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$92,153	$70,522

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	61

Notes to Financial Statements (Cont.)

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2017, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$1,095,238	$1,539,135

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	158,515	$1,424,936	601,238	$5,266,685
Class P	11,342	102,142	89,896	773,036
Administrative Class	37,898	339,049	41,613	367,133
Class D	6,606	59,361	24,898	217,064
Class A	21,675	194,122	22,343	194,857
Class C	522	4,696	2,747	23,874
Class R	499	4,486	1,415	12,357

62	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2017

	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount

Issued as reinvestment of distributions
Institutional Class	17,098	$154,272	37,319	$326,488
Class P	1,090	9,831	2,836	24,783
Administrative Class	1,584	14,298	2,333	20,427
Class D	819	7,390	2,304	20,122
Class A	1,564	14,110	3,279	28,656
Class C	341	3,080	1,390	12,155
Class R	81	727	182	1,591

Cost of shares redeemed
Institutional Class	(205,228)	(1,844,743)	(486,274)	(4,235,723)
Class P	(9,661)	(86,863)	(201,378)	(1,764,381)
Administrative Class	(12,315)	(110,814)	(44,729)	(393,461)
Class D	(10,846)	(97,554)	(39,731)	(345,948)
Class A	(14,133)	(127,204)	(37,339)	(324,635)
Class C	(17,460)	(156,171)	(10,242)	(89,596)
Class R	(622)	(5,601)	(1,734)	(15,111)
Net increase (decrease) resulting from Fund share transactions	(10,631)	$(96,450)	12,366	$120,373

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	63

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2017

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2017, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

PIMCO High Yield Fund

Short-Term	Long-Term
$0	$126,101
†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
$10,451,328	$472,444	$(84,642)	$387,802
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

64	PIMCO HIGH YIELD FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA
BOA	Bank of America N.A.	JPM	JPMorgan Chase Bank N.A.
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A
FICC	Fixed Income Clearing Corporation	RDR	RBC Capital Markets

Currency Abbreviations:
CHF	Swiss Franc	GBP	British Pound
CNH	Chinese Renminbi (Offshore)	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	US0003M	3 Month USD Swap Rate
US0001M	1 Month USD Swap Rate	USSW5	5 Year USSW Rate

Other Abbreviations:
AID	Agency International Development	TBA	To-Be-Announced
DAC	Designated Activity Company	TBD	To-Be-Determined
LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
PIK	Payment-in-Kind	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	65

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 21–22, 2017, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2018. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2018. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2018.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the

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Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 21–22, 2017 meeting. The Independent Trustees also conducted an in-person meeting and a telephonic meeting with counsel to the Trust and the Independent Trustees on July 21, 2017 and August 18, 2017 respectively, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements the Board received comparative information on the performance as well as the fees and expenses of other peer group funds and share classes. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to potential proposed changes in advisory fees and supervisory and administrative fees for certain series of the Trust. The Board also received supplemental information regarding: profitability of the Trust and PIMCO, potential shareholder and market reaction to the fee changes, the context in which the current supervisory and administrative fees were established and the increased expenses borne by PIMCO in the process of providing administrative and supervisory services.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management, compliance and risk management, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2016, including, but not limited to: continuing enhancement of its analytics and technology systems by upgrading hardware and software; enhancing data processing and security and development of tools and applications to support Portfolio Management, Compliance, Analytics, Risk Management, Client Reporting and Customer Relationship Management; continuing investment in its enterprise risk management function including PIMCO’s cybersecurity program; developing the PIMCO Global Advisory Board and continuing to hire new portfolio managers; expanding the Funds and Operations Group global operating model; developing a website monitoring application to ensure accurate data content; adding staff to fund accounting and financial reporting; engaging a third party to perform an independent assessment of PIMCO’s proprietary accounting application and enhancing the same system to provide portfolio managers with more timely and high quality income reporting; establishing a Fund Treasurer’s Office; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; redesigning shareholder statements to be more user friendly and enable e-delivery; and continuing expansion of the pricing portal and the proprietary performance reconciliation tool.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE

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Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 and other performance data, as available, over short- and long-term periods ended June 30, 2017 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 21–22, 2017 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of March 31, 2017, 91%, 68% and 98% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of June 30, 2017, 82%, 84% and 91% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

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4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Funds. The Board noted that, based upon this review, PIMCO may propose advisory fee or supervisory and administrative fee changes where (i) a Fund’s long-term performance warrants additional consideration; (ii) there is a notable aid to market position; (iii) a Fund’s fee does not reflect the current level of supervision or administrative fees provided to the Fund; or (iv) PIMCO would like to change a Fund’s overall strategic positioning.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that, as the Funds’ business has become increasingly complex, and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs, such as service provider costs, are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement

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represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Changes to Advisory Fees and Supervisory and Administration Fees

The Board considered PIMCO’s proposals to increase the supervisory and administrative fees for all classes of the PIMCO Income Fund and Class D for each of the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and the PIMCO Total Return Fund. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering these proposals the Board noted that PIMCO is continuing waivers for certain Funds.

The Board considered the following factors in connection with the increase in the supervisory and administrative fees for all classes of the PIMCO Income Fund: additional supervisory services provided to the Fund; additional data provided in meeting materials; PIMCO senior management time, resources, and oversight provided in connection with overseeing the distinct process and governance structure for managing the Fund’s level dividend strategy; and the potential impact of the fee increase on PIMCO’s profitability. The Board further considered the growth in PIMCO Income Fund assets under management and the Fund’s implementation of a more sophisticated strategy as factors contributing to the need for additional supervisory and administrative resources. In reviewing the higher proposed fee increase for Class D shares of the Income Fund as compared to other share classes, the Trustees also considered the factors discussed below in connection with the fee increase for Class D of certain Funds as the primary drivers for the higher fee increase for Class D shares of the Income Fund.

In considering the proposed fee increase for Class D of certain Funds, the Board reviewed data comparing each of the PIMCO Income Fund, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Total Return Fund fees to their respective “Peer Groups.” The Board noted that the Class D fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Trustees took into account the following primary drivers for the fee increase for Class D of certain Funds: (i) the current Class D pricing does not appropriately

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

account for payments by PIMCO to third parties for sub-transfer agent and sub-accounting services, which payments are trending upward, and (ii) the current legacy pricing of this share class does not adequately include the larger supervisory services necessary to oversee intermediaries.

In considering the proposal to increase the supervisory and administrative fee for Class D of the PIMCO Total Return Fund, the Board noted that the fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering the proposed fee increase the Board reviewed data comparing each of the PIMCO Total Return Fund fees to their respective “Peer Groups.” The Trustees also considered the factors discussed above in connection with the fee increase for Class D of certain Funds as the primary drivers for the fee increase. The Board then discussed the proposed reduction by five basis points of the supervisory and administrative fee for Class A of the PIMCO Total Return Fund. The Board noted PIMCO’s belief that the then current supervisory and administrative fees for the PIMCO Total Return Fund Class A are appropriate in light of the comprehensive supervisory and administrative services performed by PIMCO and associated risks borne by PIMCO with respect to Class A shares of the Fund. The Board noted that, notwithstanding the appropriateness of the then current supervisory and administrative fee, in order to enhance the Fund’s competitive positioning, PIMCO was proposing the five basis point reduction in Class A share supervisory and administrative fees. The Board also noted that if the Class A share and Class D share proposals were both approved, the supervisory and administrative fees for Class A shares and Class D shares of the PIMCO Total Return Fund would be aligned.

The Board considered PIMCO’s proposal to reduce the advisory fee for each of the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Global Advantage® Strategy Bond Fund by five basis points. The Board noted that the reduction of the advisory fee for the PIMCO Global Advantage® Strategy Bond Fund was being proposed in connection with other proposed and upcoming changes to the Fund’s benchmarks. The Board also considered that the proposed reduction in advisory fees for these Funds is in response to each Fund’s challenged performance history and is intended to result in a potential positive reaction from a marketing perspective.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Unconstrained Bond Fund by five basis points, reduce the supervisory and administrative fee by five basis points for each share class of the Fund, and waive the Fund’s advisory fee by one basis point for an initial term through July 31, 2019. The Board considered that the purpose of the proposal is to improve strategic positioning for the Fund. The Board noted that all reductions, increases and fee waivers discussed above would be effective October 2, 2017.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, after the proposals to increase or decrease the fees (as applicable), are reasonable.

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5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year due to decreased corporate expenses and expenses paid to third parties. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board further noted PIMCO’s engagement of a third party to review and to make recommendations regarding PIMCO’s processes supporting its profitability estimation materials. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’

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unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

76	PIMCO HIGH YIELD FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4020SAR_093017

PIMCO Funds

Semiannual Report

September 30, 2017

PIMCO Emerging Local Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2017, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

During the first half of the reporting period, most risk assets generally gained while global interest rates adjusted higher. Geopolitics, including elections in several countries as well as political controversy in both the U.S. and Brazil, dominated headlines and contributed to brief periods of market volatility. In the U.S., the Federal Reserve (“Fed”) raised the Federal Funds Rate in June by 0.25% to a range of 1.00% to 1.25%, and unveiled details of its plan to gradually unwind its balance sheet. The Fed continued to move away from “zero bound” interest rates as financial conditions eased. As a result, the U.S. Treasury yield curve flattened as front-end yields rose while longer-term interest rates fell, partly reflecting tepid inflationary trends and falling oil prices. A perceived hawkish shift in tone from other major central banks, including the European Central Bank (“ECB”), the Bank of England (“BOE”), and the Bank of Canada (“BOC”), helped move most developed market (“DM”) yields higher even as longer-term U.S. interest rates actually fell during this period.

During the second half of the reporting period, geopolitical uncertainties continued, including escalating tensions between the U.S. and North Korea and political turmoil in the U.S., which weighed on yields early in the second quarter, though risk assets were generally resilient. Meanwhile, DM central banks shifted towards a reduction in accommodation that pushed DM yields higher toward the end of the period: For example, the Fed detailed plans to unwind its balance sheet, the BOE and ECB suggested reduced stimulus on the horizon, and the BOC raised interest rates twice after a seven-year gap. Still, the fundamental backdrop remained largely intact and the broader risk rally continued as equities marched higher, credit spreads tightened, and emerging market (“EM”) assets strengthened.

Financial market highlights of the six-month reporting period include:

∎

U.S. Treasury yields rose across the front-end of the yield curve partly due to the Fed’s interest rate hikes, but declined across intermediate and longer-term maturities. The yield on the benchmark ten-year U.S. Treasury note was 2.33% at the end of the reporting period, down from 2.40% on March 31, 2017 (the end of the previous reporting period). U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 1.58% over the reporting period. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.31% over the reporting period.

∎	U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 0.46% over the reporting period, as represented by the Bloomberg Barclays U.S. TIPS Index. Real

2	PIMCO EMERGING LOCAL BOND FUND

yields rose sharply at the front-end of the real yield curve as the Fed raised interest rates twice in March and again in June. The Fed maintained its hawkish tone at its September meeting as it unveiled plans for balance sheet normalization and reiterated intentions of another interest rate hike later in the year. Breakeven rates dipped lower across all maturities as weak Consumer Price Index (“CPI”) reports and tepid wage growth outweighed a recovery in crude oil prices later in the reporting period.

∎

Diversified commodities posted modest losses, as represented by the Bloomberg Commodity Index Total Return, which declined 0.56% over the reporting period. Within energy, gains in gasoline products were offset by losses in natural gas, which sold off on high production data. Within agriculture, soft commodities notably underperformed as sugar spent the first half of the year reversing 2016 gains and was further weighed down by political scandals in Brazil, a large sugar producer. Base metals pushed higher from continued expansionary Chinese activity and a weaker U.S. dollar.

∎

Agency mortgage-backed securities (“MBS”) returned 1.84% over the reporting period, as represented by the Bloomberg Barclays U.S. MBS Fixed Rate Index. Despite investor anticipation of Fed balance sheet tapering later in the year, the asset class outperformed like-duration U.S. Treasuries, as interest rates remained range-bound and refinancing was low. Non-Agency MBS continued to perform well due to improving housing fundamentals, limited new issuance, and sustained investor risk appetite.

∎

The U.S. investment grade credit market, as represented by the Bloomberg Barclays U.S. Credit Index, returned 3.73% over the reporting period. Investment grade credit spreads tightened due to corporate earnings strength, relatively low volatility, and strong investor demand for high grade retail mutual funds and exchange-traded funds (“ETFs”). The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, returned 4.22% over the reporting period, benefiting from strong returns from the financial sector, namely banking and insurance.

∎

Tax-exempt municipal bonds returned 3.04% over the reporting period, as represented by the Bloomberg Barclays Municipal Bond Index. The municipal bond market benefited from favorable technical dynamics as the prospects for near-term tax reform declined during the period. High yield municipal bonds outperformed modestly despite a drawdown in Puerto Rico debt following the devastation of Hurricane Maria.

∎

EM debt sectors generally benefited from improving fundamentals as growth remained positive and inflationary pressures waned. External headwinds also receded, with commodity prices remaining range-bound, China finding near-term stability, and the threat of protectionist trade policy fading. Robust inflows

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	3

Chairman’s Letter (Cont.)

into the EM asset class provided an additional boost to performance during the reporting period. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.65% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 7.30% over the reporting period.

∎

Global equities generally posted positive returns in response to continued supportive central bank policies and healthy investor risk appetite. U.S. equities, as represented by the S&P 500 Index, returned 7.71% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, returned 14.66% over the reporting period. Global equities, as represented by the MSCI World Index, returned 9.06% over the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 22, 2017

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO EMERGING LOCAL BOND FUND

Important Information About the PIMCO Emerging Local Bond Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Emerging Local Bond Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, sovereign debt risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short exposure risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	5

Important Information About the PIMCO Emerging Local Bond Fund (Cont.)

index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of

6	PIMCO EMERGING LOCAL BOND FUND

funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Diversification Status
PIMCO Emerging Local Bond Fund	12/29/06	12/29/06	05/30/08	10/16/07	07/31/07	07/31/07	07/31/07	Non-diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	7

Important Information About the PIMCO Emerging Local Bond Fund (Cont.)

relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO EMERGING LOCAL BOND FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	9

PIMCO Emerging Local Bond Fund

Cumulative Returns Through September 30, 2017

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2017
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/29/06)
PIMCO Emerging Local Bond Fund Institutional Class	6.76%	8.19%	(1.63)%	3.26%	4.02%
PIMCO Emerging Local Bond Fund Class P	6.70%	8.08%	(1.73)%	3.17%	3.93%
PIMCO Emerging Local Bond Fund Administrative Class	6.62%	7.92%	(1.88)%	3.00%	3.76%
PIMCO Emerging Local Bond Fund Class D	6.55%	7.76%	(2.07)%	2.81%	3.57%
PIMCO Emerging Local Bond Fund Class A	6.55%	7.76%	(2.06)%	2.81%	3.57%
PIMCO Emerging Local Bond Fund Class A (adjusted)	2.51%	3.74%	(2.80)%	2.42%	3.21%
PIMCO Emerging Local Bond Fund Class C	6.15%	6.96%	(2.79)%	2.05%	2.80%
PIMCO Emerging Local Bond Fund Class C (adjusted)	5.15%	5.96%	(2.79)%	2.05%	2.80%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	7.30%	7.32%	(0.91)%	3.80%	4.84%
Lipper Emerging Markets Local Currency Debt Funds Average	6.23%	6.82%	(1.27)%	3.05%	4.03%

All Fund returns are net of fees and expenses.

* Cumulative return.

Average annual total return since 12/31/2006.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratios in effect as of period end were 0.91% for the Institutional Class shares, 1.01% for Class P shares, 1.16% for Administrative Class shares, 1.31% for Class D shares, 1.31% for Class A shares, and 2.06% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO EMERGING LOCAL BOND FUND

Institutional Class - PELBX	Class P - PELPX	Administrative Class - PEBLX
Class D - PLBDX	Class A - PELAX	Class C - PELCX

Geographic Breakdown as of 09/30/2017†§

Brazil	19.6%
Indonesia	7.2%
South Africa	7.0%
Russia	6.7%
Poland	6.5%
United States‡	6.4%
Turkey	5.8%
Colombia	5.1%
Peru	4.7%
Argentina	4.6%
Malaysia	3.6%
Mexico	3.5%
Hungary	2.8%
Romania	1.9%
Germany	1.6%
Egypt	1.6%
Thailand	1.1%
Czech Republic	1.1%
Other	9.2%

†	% of Investments, at value.
§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Emerging Local Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

»	The following affected performance during the reporting period:

»	Overweight exposure to Brazilian local markets contributed to performance.

»	Overweight exposure to Mexican local markets contributed to performance.

»	Positioning within Czech local markets contributed to performance.
»	Underweight exposure to Hungarian local markets detracted from performance.

»	Underweight exposure to Thai local markets detracted from performance.

»	Underweight exposure to Romanian local markets detracted from performance.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	11

Expense Example PIMCO Emerging Local Bond Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2017 to September 30, 2017 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Beginning Account Value (04/01/17)	Ending Account Value (09/30/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,067.60	$4.74	$1,000.00	$1,020.34	$4.63	0.92%
Class P	1,000.00	1,067.00	5.26	1,000.00	1,019.85	5.14	1.02
Administrative Class	1,000.00	1,066.20	6.03	1,000.00	1,019.10	5.89	1.17
Class D	1,000.00	1,065.50	6.80	1,000.00	1,018.35	6.64	1.32
Class A	1,000.00	1,065.50	6.80	1,000.00	1,018.35	6.64	1.32
Class C	1,000.00	1,061.50	10.64	1,000.00	1,014.61	10.40	2.07

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO EMERGING LOCAL BOND FUND

Benchmark Descriptions

Index*	Benchmark Descriptions

JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	13

Financial Highlights PIMCO Emerging Local Bond Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
04/01/2017 - 09/30/2017+	$7.37	$0.22	$0.27	$0.49	$(0.22)	$0.00	$0.00	$(0.22)
03/31/2017	7.21	0.41	0.16	0.57	(0.00)	0.00	(0.41)	(0.41)
03/31/2016	7.92	0.33	(0.68)	(0.35)	0.00	0.00	(0.36)	(0.36)
03/31/2015	9.39	0.42	(1.44)	(1.02)	0.00	0.00	(0.45)	(0.45)
03/31/2014	10.84	0.42	(1.41)	(0.99)	(0.27)	0.00	(0.19)	(0.46)
03/31/2013	10.75	0.46	0.26	0.72	(0.63)	0.00	0.00	(0.63)
Class P
04/01/2017 - 09/30/2017+	7.37	0.22	0.27	0.49	(0.22)	0.00	0.00	(0.22)
03/31/2017	7.21	0.40	0.17	0.57	(0.00)	0.00	(0.41)	(0.41)
03/31/2016	7.92	0.33	(0.69)	(0.36)	0.00	0.00	(0.35)	(0.35)
03/31/2015	9.39	0.41	(1.44)	(1.03)	0.00	0.00	(0.44)	(0.44)
03/31/2014	10.84	0.42	(1.42)	(1.00)	(0.26)	0.00	(0.19)	(0.45)
03/31/2013	10.75	0.45	0.26	0.71	(0.62)	0.00	0.00	(0.62)
Administrative Class
04/01/2017 - 09/30/2017+	7.37	0.21	0.27	0.48	(0.21)	0.00	0.00	(0.21)
03/31/2017	7.21	0.39	0.17	0.56	(0.00)	0.00	(0.40)	(0.40)
03/31/2016	7.92	0.31	(0.68)	(0.37)	0.00	0.00	(0.34)	(0.34)
03/31/2015	9.39	0.40	(1.45)	(1.05)	0.00	0.00	(0.42)	(0.42)
03/31/2014	10.84	0.40	(1.42)	(1.02)	(0.24)	0.00	(0.19)	(0.43)
03/31/2013	10.75	0.43	0.27	0.70	(0.61)	0.00	0.00	(0.61)
Class D
04/01/2017 - 09/30/2017+	7.37	0.20	0.28	0.48	(0.21)	0.00	0.00	(0.21)
03/31/2017	7.21	0.38	0.16	0.54	(0.00)	0.00	(0.38)	(0.38)
03/31/2016	7.92	0.30	(0.68)	(0.38)	0.00	0.00	(0.33)	(0.33)
03/31/2015	9.39	0.39	(1.46)	(1.07)	0.00	0.00	(0.40)	(0.40)
03/31/2014	10.84	0.38	(1.42)	(1.04)	(0.22)	0.00	(0.19)	(0.41)
03/31/2013	10.75	0.41	0.27	0.68	(0.59)	0.00	0.00	(0.59)

14	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.64	6.76%	$3,974,679	0.92	%*	0.92	%*	0.90	%*	0.90	%*	5.83	%*	24%
7.37	8.23	3,762,136	0.91		0.91		0.90		0.90		5.61		64
7.21	(4.30)	4,828,418	0.90		0.90		0.90		0.90		4.56		58
7.92	(11.37)	7,582,732	0.90		0.90		0.90		0.90		4.62		60
9.39	(9.20)	9,438,546	0.90		0.90		0.90		0.90		4.32		37
10.84	6.91	12,155,271	0.90		0.90		0.90		0.90		4.29		47

7.64	6.70	66,408	1.02	*	1.02	*	1.00	*	1.00	*	5.73	*	24
7.37	8.12	71,269	1.01		1.01		1.00		1.00		5.50		64
7.21	(4.40)	109,314	1.00		1.00		1.00		1.00		4.46		58
7.92	(11.46)	206,380	1.00		1.00		1.00		1.00		4.54		60
9.39	(9.29)	404,390	1.00		1.00		1.00		1.00		4.20		37
10.84	6.81	1,171,328	1.00		1.00		1.00		1.00		4.19		47

7.64	6.62	4,772	1.17	*	1.17	*	1.15	*	1.15	*	5.54	*	24
7.37	7.96	8,819	1.16		1.16		1.15		1.15		5.36		64
7.21	(4.54)	8,957	1.15		1.15		1.15		1.15		4.27		58
7.92	(11.59)	32,912	1.15		1.15		1.15		1.15		4.38		60
9.39	(9.42)	39,997	1.15		1.15		1.15		1.15		4.07		37
10.84	6.64	46,695	1.15		1.15		1.15		1.15		4.03		47

7.64	6.55	34,293	1.32	*	1.32	*	1.30	*	1.30	*	5.43	*	24
7.37	7.77	33,378	1.34	(c)	1.34	(c)	1.33	(c)	1.33	(c)	5.19		64
7.21	(4.73)	30,064	1.35		1.35		1.35		1.35		4.11		58
7.92	(11.79)	52,149	1.35		1.35		1.35		1.35		4.21		60
9.39	(9.61)	717,346	1.35		1.35		1.35		1.35		3.87		37
10.84	6.43	874,837	1.35		1.35		1.35		1.35		3.84		47

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	15

Financial Highlights PIMCO Emerging Local Bond Fund (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Class A
04/01/2017 - 09/30/2017+	$7.37	$0.20	$0.28	$0.48	$(0.21)	$0.00	$0.00	$(0.21)
03/31/2017	7.21	0.38	0.16	0.54	(0.00)	0.00	(0.38)	(0.38)
03/31/2016	7.92	0.30	(0.68)	(0.38)	0.00	0.00	(0.33)	(0.33)
03/31/2015	9.39	0.39	(1.45)	(1.06)	0.00	0.00	(0.41)	(0.41)
03/31/2014	10.84	0.38	(1.42)	(1.04)	(0.22)	0.00	(0.19)	(0.41)
03/31/2013	10.75	0.41	0.27	0.68	(0.59)	0.00	0.00	(0.59)
Class C
04/01/2017 - 09/30/2017+	7.37	0.18	0.27	0.45	(0.18)	0.00	0.00	(0.18)
03/31/2017	7.21	0.32	0.17	0.49	(0.00)	0.00	(0.33)	(0.33)
03/31/2016	7.92	0.25	(0.69)	(0.44)	0.00	0.00	(0.27)	(0.27)
03/31/2015	9.39	0.32	(1.45)	(1.13)	0.00	0.00	(0.34)	(0.34)
03/31/2014	10.84	0.31	(1.42)	(1.11)	(0.15)	0.00	(0.19)	(0.34)
03/31/2013	10.75	0.33	0.26	0.59	(0.50)	0.00	0.00	(0.50)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)	Effective October 1, 2016, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.60%.

16	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.64	6.55%	$47,009	1.32	%*	1.32	%*	1.30	%*	1.30	%*	5.43	%*	24%
7.37	7.77	41,763	1.34	(c)	1.34	(c)	1.33	(c)	1.33	(c)	5.18		64
7.21	(4.73)	48,860	1.35		1.35		1.35		1.35		4.12		58
7.92	(11.77)	82,985	1.35		1.35		1.35		1.35		4.20		60
9.39	(9.61)	208,199	1.35		1.35		1.35		1.35		3.86		37
10.84	6.43	545,392	1.35		1.35		1.35		1.35		3.83		47

7.64	6.15	20,117	2.07	*	2.07	*	2.05	*	2.05	*	4.68	*	24
7.37	6.97	20,796	2.09	(c)	2.09	(c)	2.08	(c)	2.08	(c)	4.44		64
7.21	(5.45)	23,905	2.10		2.10		2.10		2.10		3.37		58
7.92	(12.43)	41,587	2.10		2.10		2.10		2.10		3.45		60
9.39	(10.29)	84,128	2.10		2.10		2.10		2.10		3.11		37
10.84	5.64	188,875	2.10		2.10		2.10		2.10		3.09		47

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	17

Statement of Assets and Liabilities PIMCO Emerging Local Bond Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$4,025,379
Investments in Affiliates	95,847
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,074
Over the counter	31,956
Deposits with counterparty	35,717
Foreign currency, at value	44,585
Receivable for investments sold	6,385
Receivable for TBA investments sold	3,265
Receivable for Fund shares sold	1,683
Interest and/or dividends receivable	56,909
Dividends receivable from Affiliates	172
Total Assets	4,302,972

Liabilities:
Borrowings & Other Financing Transactions
Payable for short sales	$3,260
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,805
Over the counter	90,971
Payable for investments purchased	37,651
Payable for investments in Affiliates purchased	172
Deposits from counterparty	8,768
Payable for Fund shares redeemed	5,458
Distributions payable	1,090
Accrued investment advisory fees	1,595
Accrued supervisory and administrative fees	1,614
Accrued distribution fees	22
Accrued servicing fees	14
Accrued taxes payable	2,458
Other liabilities	816
Total Liabilities	155,694

Net Assets	$4,147,278

Net Assets Consist of:
Paid in capital	$4,798,884
Undistributed (overdistributed) net investment income	(224,641)
Accumulated undistributed net realized gain (loss)	(111,296)
Net unrealized appreciation (depreciation)	(315,669)
Net Assets	$4,147,278

Cost of investments in securities	$4,329,886
Cost of investments in Affiliates	$95,847
Cost of foreign currency held	$44,320
Proceeds received on short sales	$3,265
Cost or premiums of financial derivative instruments, net	$373

* Includes repurchase agreements of:	$4,334

18	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

September 30, 2017 (Unaudited)

Net Assets:
Institutional Class	$3,974,679
Class P	66,408
Administrative Class	4,772
Class D	34,293
Class A	47,009
Class C	20,117
Shares Issued and Outstanding:
Institutional Class	520,033
Class P	8,689
Administrative Class	624
Class D	4,487
Class A	6,151
Class C	2,632
Net Asset Value Per Share Outstanding:
Institutional Class	$7.64
Class P	7.64
Administrative Class	7.64
Class D	7.64
Class A	7.64
Class C	7.64

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	19

Statement of Operations PIMCO Emerging Local Bond Fund

Six Months Ended September 30, 2017 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$135,065
Dividends from Investments in Affiliates	1,485
Total Income	136,550

Expenses:
Investment advisory fees	9,103
Supervisory and administrative fees	9,210
Distribution and/or servicing fees - Administrative Class	10
Distribution and/or servicing fees - Class D	42
Distribution fees - Class C	76
Servicing fees - Class A	57
Servicing fees - Class C	26
Trustee fees	9
Interest expense	386
Total Expenses	18,919

Net Investment Income (Loss)	117,631

Net Realized Gain (Loss):
Investments in securities	(15,545)
Investments in Affiliates	(40)
Exchange-traded or centrally cleared financial derivative instruments	(443)
Over the counter financial derivative instruments	136,859
Foreign currency	(1,822)

Net Realized Gain (Loss)	119,009

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	85,272
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	21,237
Over the counter financial derivative instruments	(77,964)
Foreign currency assets and liabilities	361

Net Change in Unrealized Appreciation (Depreciation)	28,905

Net Increase (Decrease) in Net Assets Resulting from Operations	$265,545

* Foreign tax withholdings	$1,904

20	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Emerging Local Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$117,631	$235,762
Net realized gain (loss)	119,009	(262,001)
Net change in unrealized appreciation (depreciation)	28,905	330,185

Net Increase (Decrease) in Net Assets Resulting from Operations	265,545	303,946

Distributions to Shareholders:
From net investment income
Institutional Class	(114,856)	(20)
Class P	(1,910)	(0)
Administrative Class	(231)	(0)
Class D	(928)	(0)
Class A	(1,263)	(0)
Class C	(486)	(0)
Tax basis return of capital
Institutional Class	0	(228,935)
Class P	0	(5,149)
Administrative Class	0	(484)
Class D	0	(1,645)
Class A	0	(2,469)
Class C	0	(1,026)

Total Distributions(a)	(119,674)	(239,728)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	63,246	(1,175,575)

Total Increase (Decrease) in Net Assets	209,117	(1,111,357)

Net Assets:
Beginning of period	3,938,161	5,049,518
End of period*	$4,147,278	$3,938,161

*Including undistributed (overdistributed) net investment income of:	$(224,641)	$(222,598)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	21

Schedule of Investments PIMCO Emerging Local Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.1%

ARGENTINA 2.8%

SOVEREIGN ISSUES 2.8%
Argentina Bonar Bonds
23.450% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	300,013	$17,186
Argentina Government International Bond
21.200% due 09/19/2018		126,600	7,233
22.750% due 03/05/2018		226,707	13,069
26.250% (ARPP7DRR) due 06/21/2020 ~		1,288,029	78,800

Total Argentina (Cost $117,180)			116,288

BRAZIL 19.6%

CORPORATE BONDS & NOTES 1.6%
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		$400	407
Caixa Economica Federal
2.375% due 11/06/2017		9,900	9,901
4.500% due 10/03/2018		4,900	4,990
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		1,000	1,059
6.875% due 07/30/2019		800	856
Petrobras Global Finance BV
3.000% due 01/15/2019		1,900	1,905
4.875% due 03/17/2020		3,500	3,644
5.750% due 01/20/2020		10,500	11,091
6.125% due 01/17/2022		9,900	10,667
7.875% due 03/15/2019		730	784
8.375% due 05/23/2021		17,300	20,042

			65,346

SOVEREIGN ISSUES 18.0%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		15,510	15,998
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (e)	BRL	432,500	134,191
0.000% due 04/01/2018 (e)		951,220	290,404
0.000% due 07/01/2018 (e)		618,000	185,559
0.000% due 01/01/2019 (e)		34,000	9,846
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		332,825	108,139

			744,137

Total Brazil (Cost $773,282)			809,483

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CANADA 0.4%

CORPORATE BONDS & NOTES 0.4%
Toronto-Dominion Bank
1.853% (US0003M + 0.540%) due 07/23/2018 ~		$15,000	$15,058

Total Canada (Cost $15,000)			15,058

CAYMAN ISLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%
Alibaba Group Holding Ltd.
1.625% due 11/28/2017		$4,000	4,003
1.837% (US0003M + 0.520%) due 11/28/2017 ~		3,100	3,100
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (e)		1,105	1,087
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(b)		1,359	886
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(b)(f)		8,285	3,024
6.750% due 10/01/2023 ^(b)(f)		1,075	390

Total Cayman Islands (Cost $15,945)			12,490

CHILE 1.0%

CORPORATE BONDS & NOTES 0.0%
Banco del Estado de Chile
2.000% due 11/09/2017		$200	200

SOVEREIGN ISSUES 1.0%
Bonos de la Tesoreria de la Republica CPI Linked Bond
4.500% due 10/15/2023	CLP	1,865,975	3,458
Bonos de la Tesoreria de la Republica en pesos
4.500% due 03/01/2026		15,480,000	24,431
5.000% due 03/01/2035		6,180,000	9,842
Bonos del Banco Central de Chile en UF CPI Linked Bond
3.000% due 07/01/2018		1,492,780	2,367
3.000% due 10/01/2018		39,985	65

			40,163

Total Chile (Cost $39,745)			40,363

COLOMBIA 5.1%

CORPORATE BONDS & NOTES 0.6%
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024	COP	2,240,000	765
8.375% due 02/01/2021		67,598,000	23,980

			24,745

22	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 4.5%
Bogota Distrio Capital
9.750% due 07/26/2028	COP	22,200,000	$8,114
Colombia Government International Bond
4.375% due 03/21/2023		1,580,000	516
7.750% due 04/14/2021		17,532,000	6,404
9.850% due 06/28/2027		10,938,000	4,687
Colombian TES
6.000% due 04/28/2028		18,050,000	5,894
7.000% due 05/04/2022		23,285,900	8,252
7.000% due 06/30/2032		51,850,000	17,820
7.500% due 08/26/2026		182,103,400	66,259
7.750% due 09/18/2030		10,000,000	3,726
10.000% due 07/24/2024		138,322,900	56,672
Financiera de Desarrollo Territorial S.A. Findeter
7.875% due 08/12/2024		22,035,000	7,711

			186,055

Total Colombia (Cost $287,371)			210,800

CZECH REPUBLIC 1.1%

SOVEREIGN ISSUES 1.1%
Czech Republic Government International Bond
0.000% due 11/09/2017 (e)	CZK	250,000	11,390
0.850% due 03/17/2018		99,100	4,534
0.950% due 05/15/2030		723,420	30,861

Total Czech Republic (Cost $42,793)			46,785

GERMANY 1.6%

CORPORATE BONDS & NOTES 1.6%
Deutsche Bank AG
2.274% (US0003M + 0.970%) due 07/13/2020 ~		$9,200	9,234
4.250% due 10/14/2021		16,500	17,304
8.750% due 05/19/2031	IDR	226,400,000	19,374
10.500% due 08/19/2030		220,900,000	21,075

Total Germany (Cost $65,359)			66,987

HUNGARY 2.8%

SOVEREIGN ISSUES 2.8%
Hungary Government International Bond
2.750% due 12/22/2026	HUF	110,600	429
3.000% due 06/26/2024		3,470,000	14,086
5.500% due 06/24/2025		626,300	2,922
6.000% due 11/24/2023		1,000,000	4,786
6.750% due 11/24/2017		478,000	1,832
7.500% due 11/12/2020		20,302,600	93,338

Total Hungary (Cost $112,980)			117,393

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIA 0.1%

CORPORATE BONDS & NOTES 0.1%
Indian Railway Finance Corp. Ltd.
3.417% due 10/10/2017		$5,000	$5,004

Total India (Cost $5,001)			5,004

INDONESIA 7.1%

SOVEREIGN ISSUES 7.1%
Indonesia Government International Bond
5.625% due 05/15/2023	IDR	31,458,000	2,257
6.125% due 05/15/2028		6,500,000	459
6.375% due 04/15/2042		457,596,000	29,779
6.875% due 01/17/2018		$3,380	3,432
7.000% due 05/15/2027	IDR	93,591,000	7,191
7.500% due 08/15/2032		257,960,000	19,944
8.250% due 06/15/2032		424,621,000	34,485
8.375% due 09/15/2026		10,000	1
8.375% due 03/15/2034		26,736,000	2,173
8.750% due 02/15/2044		184,759,000	15,799
9.000% due 03/15/2029		40,249,000	3,467
9.500% due 07/15/2031		340,585,000	30,433
9.500% due 05/15/2041		337,487,000	30,817
10.000% due 09/15/2024		113,300,000	10,030
10.000% due 02/15/2028		456,198,000	41,970
10.500% due 08/15/2030		237,963,000	22,690
10.500% due 07/15/2038		306,838,000	30,214
11.000% due 09/15/2025		111,764,000	10,553
12.800% due 06/15/2021		1,980,000	179

Total Indonesia (Cost $378,319)			295,873

IRELAND 0.8%

CORPORATE BONDS & NOTES 0.8%
Russian Railways via RZD Capital PLC
8.300% due 04/02/2019	RUB	1,920,900	33,472

Total Ireland (Cost $25,421)			33,472

ISRAEL 0.1%

CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
5.625% due 06/21/2018		$3,400	3,480

Total Israel (Cost $3,451)			3,480

KAZAKHSTAN 1.0%

CORPORATE BONDS & NOTES 1.0%
KazMunayGas National Co. JSC
9.125% due 07/02/2018		$7,600	7,962

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	23

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Samruk-Energy JSC
3.750% due 12/20/2017		$33,110	$33,146

Total Kazakhstan (Cost $40,914)			41,108

LUXEMBOURG 0.7%

CORPORATE BONDS & NOTES 0.7%
Gazprom OAO Via Gaz Capital S.A.
5.338% due 09/25/2020	GBP	6,951	10,051
8.146% due 04/11/2018		$18,990	19,591
QGOG Constellation S.A. (9.000% Cash or 9.500% PIK)
9.500% due 11/09/2024 (a)		200	154

Total Luxembourg (Cost $29,309)			29,796

MALAYSIA 3.6%

SOVEREIGN ISSUES 3.6%
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		$800	801
Malaysia Government International Bond
3.260% due 03/01/2018	MYR	8,880	2,105
3.314% due 10/31/2017		49,100	11,630
3.492% due 03/31/2020		6	1
3.502% due 05/31/2027		30,400	6,850
3.678% due 11/23/2017		24,750	5,867
3.795% due 09/30/2022		100,860	24,021
3.800% due 08/17/2023		22,200	5,269
3.844% due 04/15/2033		24,000	5,355
3.892% due 03/15/2027		12,033	2,810
3.990% due 10/15/2025		42,597	9,941
4.070% due 09/30/2026		5,700	1,338
4.127% due 04/15/2032		13,100	3,001
4.160% due 07/15/2021		3,900	944
4.181% due 07/15/2024		39,862	9,609
4.232% due 06/30/2031		24,097	5,618
4.240% due 02/07/2018		251	60
4.254% due 05/31/2035		13,400	3,102
4.392% due 04/15/2026		8,300	2,015
4.444% due 05/22/2024		6,800	1,645
4.498% due 04/15/2030		91,592	22,033
4.709% due 09/15/2026		8,600	2,126
4.837% due 07/15/2025 (f)		7,400	1,845
4.935% due 09/30/2043		51,180	12,305
5.248% due 09/15/2028 (f)		30,000	7,728

Total Malaysia (Cost $161,325)			148,019

		SHARES
MEXICO 3.5%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. +(c)		742,577	0

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 1.8%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	450,300	$23,768
8.460% due 12/18/2036		122,900	6,336
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(b)		$1,200	0
Hipotecaria Su Casita S.A. de C.V.
9.620% (MXIBTIIE + 2.000%) due 06/28/2018 ^+~(b)	MXN	78,163	172
Petroleos Mexicanos
7.190% due 09/12/2024		903,300	45,360

			75,636

SOVEREIGN ISSUES 1.7%
Mexico Government International Bond
7.500% due 06/03/2027		145,800	8,363
8.000% due 12/07/2023		335,200	19,606
8.000% due 11/07/2047		321,400	19,281
10.000% due 11/20/2036		294,400	20,891

			68,141

Total Mexico (Cost $191,626)			143,777

NETHERLANDS 0.5%

ASSET-BACKED SECURITIES 0.0%
Penta CLO BV
0.790% (EUR003M + 0.790%) due 08/04/2028 ~	EUR	400	476

CORPORATE BONDS & NOTES 0.0%
Waha Aerospace BV
3.925% due 07/28/2020		$450	461

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Petrobras Netherlands BV
3.257% (LIBOR03M + 1.835%) due 05/10/2022 +~		10,300	10,049
Petroleum Netherlands BV
3.432% (LIBOR03M + 2.030%) due 04/25/2019 ~		9,855	9,615

			19,664

Total Netherlands (Cost $20,505)			20,601

PERU 4.6%

SOVEREIGN ISSUES 4.6%
Fondo MIVIVIENDA S.A.
7.000% due 02/14/2024	PEN	67,900	21,762

24	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Peru Government International Bond
5.700% due 08/12/2024	PEN	41,804	$13,607
6.150% due 08/12/2032		3,700	1,199
6.350% due 08/12/2028		40,300	13,382
6.850% due 02/12/2042		68,300	22,625
6.900% due 08/12/2037		40,930	14,098
8.200% due 08/12/2026		277,700	105,270

Total Peru (Cost $190,236)			191,943

PHILIPPINES 0.8%

SOVEREIGN ISSUES 0.8%
Philippines Government International Bond
3.900% due 11/26/2022	PHP	1,082,000	21,113
4.950% due 01/15/2021		638,000	12,960

Total Philippines (Cost $40,789)			34,073

POLAND 6.4%

SOVEREIGN ISSUES 6.4%
Poland Government International Bond
1.750% due 07/25/2021	PLN	108,100	28,985
2.000% due 04/25/2021		20,800	5,643
2.250% due 04/25/2022		190,100	51,268
2.500% due 07/25/2026		115,700	29,844
2.500% due 07/25/2027		50,300	12,802
3.250% due 07/25/2025		201,900	55,693
5.250% due 10/25/2020		10,300	3,080
5.750% due 10/25/2021		167	51
5.750% due 09/23/2022		252,900	79,079

Total Poland (Cost $253,607)			266,445

ROMANIA 1.8%

SOVEREIGN ISSUES 1.8%
Romania Government International Bond
4.750% due 02/24/2025	RON	79,550	21,729
5.800% due 07/26/2027		51,200	14,972
5.850% due 04/26/2023		122,100	35,479
5.950% due 06/11/2021		14,550	4,187

Total Romania (Cost $77,794)			76,367

RUSSIA 6.7%

SOVEREIGN ISSUES 6.7%
Russia Government International Bond
6.400% due 05/27/2020	RUB	370,200	6,284
7.000% due 01/25/2023		4,800	82
7.000% due 08/16/2023		928,800	15,807
7.050% due 01/19/2028		876,104	14,791
7.400% due 12/07/2022		3,264,800	56,669
7.500% due 08/18/2021		396,300	6,899

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.600% due 04/14/2021	RUB	162,100	$2,831
7.600% due 07/20/2022		3,534,269	61,785
7.700% due 03/23/2033		1,629,000	28,274
8.150% due 02/03/2027		1,701,000	30,971
8.500% due 09/17/2031		2,785,800	52,270

Total Russia (Cost $311,536)			276,663

SOUTH AFRICA 7.0%

CORPORATE BONDS & NOTES 0.2%
Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (e)	ZAR	136,900	2,983
0.000% due 12/31/2032 (e)		343,700	4,189
Transnet SOC Ltd.
10.000% due 03/30/2029		10,500	699

			7,871

SOVEREIGN ISSUES 6.8%
South Africa Government International Bond
6.250% due 03/31/2036		103,900	5,547
6.750% due 03/31/2021		6,100	440
7.000% due 02/28/2031		977,027	60,243
7.750% due 02/28/2023		100,100	7,351
8.000% due 01/31/2030		953,800	64,899
8.250% due 03/31/2032		792,250	53,625
8.500% due 01/31/2037		347,000	23,120
8.750% due 01/31/2044		266,600	17,801
8.875% due 02/28/2035		485,200	33,886
9.000% due 01/31/2040		77,200	5,311
10.500% due 12/21/2026		120,900	10,030

			282,253

Total South Africa (Cost $325,988)			290,124

SOUTH KOREA 0.6%

SOVEREIGN ISSUES 0.6%
Export-Import Bank of Korea
8.100% due 03/24/2018	IDR	314,200,000	23,655

Total South Korea (Cost $22,619)			23,655

SPAIN 0.1%

SOVEREIGN ISSUES 0.1%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	600	721
4.900% due 09/15/2021		650	808
4.950% due 02/11/2020		300	373

Total Spain (Cost $1,770)			1,902

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	25

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SRI LANKA 0.3%

SOVEREIGN ISSUES 0.3%
Sri Lanka Government International Bond
5.125% due 04/11/2019		$8,100	$8,304
6.000% due 01/14/2019		2,300	2,378

Total Sri Lanka (Cost $10,599)			10,682

SUPRANATIONAL 0.7%

CORPORATE BONDS & NOTES 0.7%
European Bank for Reconstruction & Development
7.375% due 04/15/2019	IDR	30,700,000	2,333
9.250% due 12/02/2020		35,170,000	2,885
European Investment Bank
4.950% due 03/01/2019		20,000,000	1,468
7.200% due 07/09/2019		13,990,000	1,067
Inter-American Development Bank
7.875% due 03/14/2023		271,800,000	22,071

Total Supranational (Cost $28,305)			29,824

THAILAND 1.1%

SOVEREIGN ISSUES 1.1%
Thailand Government International Bond
2.125% due 12/17/2026	THB	1,379,000	40,790
3.650% due 06/20/2031		189,800	6,308

Total Thailand (Cost $46,619)			47,098

TURKEY 5.7%

SOVEREIGN ISSUES 5.7%
Export Credit Bank of Turkey
5.875% due 04/24/2019		$7,200	7,472
Turkey Government International Bond
7.100% due 03/08/2023	TRY	199,600	47,898
8.000% due 03/12/2025		57,163	13,878
8.800% due 09/27/2023		183,400	47,253
9.000% due 07/24/2024		41,600	10,762
9.400% due 07/08/2020		109,100	29,365
9.500% due 01/12/2022		15,000	4,028
10.400% due 03/20/2024		134,400	37,363
10.600% due 02/11/2026		136,900	38,308
11.000% due 02/24/2027		2,300	659

Total Turkey (Cost $315,178)			236,986

UKRAINE 0.3%

SOVEREIGN ISSUES 0.3%
Ukraine Government International Bond
7.750% due 09/01/2019		$6,400	6,760
7.750% due 09/01/2022		6,600	7,014

Total Ukraine (Cost $13,569)			13,774

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 2.3%

ASSET-BACKED SECURITIES 0.9%
Ameriquest Mortgage Securities Trust
1.507% (US0001M + 0.270%) due 04/25/2036 ~	$647	$649
Countrywide Asset-Backed Certificates Trust
1.987% (US0001M + 0.750%) due 11/25/2035 ~	4,320	4,288
Credit-Based Asset Servicing and Securitization LLC
1.354% (LIBOR01M + 0.120%) due 07/25/2037 ~	19	13
Fieldstone Mortgage Investment Trust
1.427% (US0001M + 0.190%) due 05/25/2036 ~	2,065	1,524
Fremont Home Loan Trust
1.647% (US0001M + 0.410%) due 11/25/2035 ~	500	405
GSAA Home Equity Trust
6.002% due 11/25/2036	1,769	1,189
Home Equity Asset Trust
2.587% (US0001M + 1.350%) due 02/25/2033 ~	418	413
HSI Asset Securitization Corp. Trust
1.377% (US0001M + 0.140%) due 01/25/2037 ~	1,696	1,292
1.527% (US0001M + 0.290%) due 11/25/2035 ~	297	295
Lehman XS Trust
6.160% due 01/25/2036	5,123	4,238
MASTR Asset-Backed Securities Trust
1.457% (US0001M + 0.220%) due 11/25/2036 ~	4,587	3,338
1.517% (US0001M + 0.280%) due 05/25/2037 ~	1,655	1,222
Morgan Stanley ABS Capital, Inc. Trust
2.002% (US0001M + 0.765%) due 01/25/2035 ~	306	296
Morgan Stanley Mortgage Loan Trust
2.703% (US0006M + 1.250%) due 11/25/2036 ^~	295	160
Option One Mortgage Loan Trust
1.457% (US0001M + 0.220%) due 04/25/2037 ~	1,044	838
1.457% (US0001M + 0.220%) due 05/25/2037 ~	378	281
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.757% (US0001M + 0.520%) due 09/25/2035 ~	4,300	3,618
Securitized Asset-Backed Receivables LLC Trust
1.527% (US0001M + 0.290%) due 12/25/2035 ~	2,385	2,348

26	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Student Loan Trust
0.219% (EUR003M + 0.550%) due 01/25/2040 ~	EUR	2,400	$2,574
Soundview Home Loan Trust
1.407% (US0001M + 0.170%) due 08/25/2037 ~		$1,114	996
1.587% (US0001M + 0.350%) due 03/25/2036 ~		1,900	1,810
VOLT LLC
3.125% due 09/25/2047		1,000	1,001
Wells Fargo Home Equity Asset-Backed Securities Trust
1.467% (US0001M + 0.230%) due 04/25/2037 ~		776	739
1.557% (US0001M + 0.320%) due 03/25/2037 ~		2,000	1,594

			35,121

CORPORATE BONDS & NOTES 0.3%
Bank of America Corp.
4.382% (MXUDI) due 10/21/2025 ~	MXN	58,000	3,950
BAT Capital Corp.
1.905% (US0003M + 0.590) due 08/14/2020 ~		$3,800	3,808
International Lease Finance Corp.
6.250% due 05/15/2019		1,700	1,808
8.250% due 12/15/2020		300	351
Rio Oil Finance Trust
9.250% due 07/06/2024		1,450	1,514
9.750% due 01/06/2027		1,653	1,735

			13,166

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +~		11,800	11,593

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
American Home Mortgage Assets Trust
6.250% due 11/25/2046		1,339	1,194
Banc of America Funding Trust
3.673% due 03/20/2036 ~		75	72
BCAP LLC Trust
1.407% (US0001M + 0.170%) due 01/25/2037 ^~		435	397
2.903% due 05/26/2037 ~		5,077	4,283
Bear Stearns Adjustable Rate Mortgage Trust
3.372% due 02/25/2036 ^~		185	183
3.423% due 01/25/2035 ~		15	15

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns ALT-A Trust
3.292% due 08/25/2036 ^~	$399	$324
3.452% due 09/25/2035 ~	34	30
Citigroup Mortgage Loan Trust
3.504% due 07/25/2046 ^~	82	74
Citigroup Mortgage Loan Trust, Inc.
3.573% due 03/25/2034 ~	18	18
CitiMortgage Alternative Loan Trust
1.887% (US0001M + 0.650%) due 10/25/2036 ~	2,329	1,915
6.000% due 06/25/2037 ^	136	126
Countrywide Alternative Loan Trust
1.587% (US0001M + 0.350%) due 05/25/2036 ^~	2,792	1,641
Countrywide Home Loan Mortgage Pass-Through Trust
3.391% due 09/25/2047 ^~	64	60
6.500% due 12/25/2037	1,329	1,124
Credit Suisse Mortgage Capital Certificates
1.732% (LIBOR01M + 0.500%) due 11/30/2037 ~	1,300	1,018
GreenPoint Mortgage Funding Trust
1.677% (US0001M + 0.440%) due 06/25/2045 ~	207	195
GSMPS Mortgage Loan Trust
1.587% (US0001M + 0.350%) due 01/25/2036 ~	404	351
GSR Mortgage Loan Trust
3.516% due 11/25/2035 ^~	120	104
HarborView Mortgage Loan Trust
1.576% (US0001M + 0.340%) due 06/20/2035 ~	795	780
2.889% (12MTA + 2.000%) due 10/19/2035 ~	690	578
3.629% due 08/19/2036 ^~	28	26
HomeBanc Mortgage Trust
3.191% due 04/25/2037 ^~	115	108
Impac CMB Trust
1.877% (US0001M + 0.640%) due 03/25/2035 ~	301	295
IndyMac Mortgage Loan Trust
1.417% (US0001M + 0.180%) due 02/25/2037 ~	2,125	1,937
1.877% (US0001M + 0.640%) due 07/25/2045 ~	288	279
JPMorgan Mortgage Trust
3.735% due 06/25/2036 ^~	690	658
JPMorgan Resecuritization Trust
2.500% due 03/25/2056	1,363	1,316
Luminent Mortgage Trust
1.414% (LIBOR01M + 0.180%) due 12/25/2036 ^~	66	59

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	27

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Alternative Loan Trust
1.637% (US0001M + 0.400%) due 03/25/2036 ~	$97	$21
Morgan Stanley Mortgage Loan Trust
3.145% due 06/25/2036 ~	29	30
Residential Accredit Loans, Inc. Trust
4.866% due 02/25/2036 ^~	144	124
Residential Asset Securitization Trust
1.637% (US0001M + 0.400%) due 01/25/2046 ^~	186	92
Sequoia Mortgage Trust
3.147% due 01/20/2047 ^~	58	48
Structured Adjustable Rate Mortgage Loan Trust
2.344% (12MTA + 1.400%) due 01/25/2035 ~	79	74
3.699% due 03/25/2036 ^~	114	101
Structured Asset Mortgage Investments Trust
1.387% (US0001M + 0.150%) due 02/25/2037 ~	3,436	3,212
Suntrust Adjustable Rate Mortgage Loan Trust
3.735% due 10/25/2037 ~	3,317	3,149
TBW Mortgage-Backed Trust
6.040% due 01/25/2037	1,930	1,004
Thornburg Mortgage Securities Trust
2.978% (LIBOR01M + 1.250%) due 06/25/2047 ^~	998	910
WaMu Mortgage Pass-Through Certificates Trust
1.607% (US0001M + 0.370%) due 05/25/2034 ~	452	414
2.606% due 01/25/2037 ^~	120	111
2.798% due 04/25/2037 ^~	81	72
2.819% due 12/25/2036 ^~	73	71
3.232% due 09/25/2036 ^~	117	112
Wells Fargo Mortgage-Backed Securities Trust
1.737% (US0001M + 0.500%) due 07/25/2037 ^~	84	75
3.304% due 07/25/2036 ^~	705	688
3.577% due 10/25/2036 ~	2,821	2,768

		32,236

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 07/01/2035 - 12/01/2039	23	25

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bonds
2.500% due 02/15/2046 (j)	800	744

Total United States (Cost $90,355)		92,885

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
URUGUAY 0.3%

SOVEREIGN ISSUES 0.3%
Uruguay Government International Bond
9.875% due 06/20/2022	UYU	371,900	$13,893

Total Uruguay (Cost $13,146)			13,893

SHORT-TERM INSTRUMENTS 6.3%

CERTIFICATES OF DEPOSIT 0.5%
China Everbright Bank
1.000% due 11/16/2017	CNY	46,700	6,977
Industrial Bank Co. Ltd.
1.000% due 11/16/2017		46,700	6,976
Shanghai Pudong Development Bank
1.000% due 11/15/2017		46,700	6,977

			20,930

REPURCHASE AGREEMENTS (g) 0.1%
			4,334

ARGENTINA TREASURY BILLS 1.8%
2.833% due 10/27/2017 - 03/16/2018 (d)(e)		$74,148	73,630

EGYPT TREASURY BILLS 1.6%
18.870% due 10/24/2017 - 04/10/2018 (d)(e)	EGP	1,222,800	66,238

NIGERIA TREASURY BILLS 0.6%
19.236% due 04/05/2018 - 09/20/2018 (d)(e)	NGN	10,280,800	25,015

U.S. TREASURY BILLS 1.7%
1.052% due 11/09/2017 - 01/18/2018 (d)(e)(j)		$72,305	72,141

Total Short-Term Instruments (Cost $262,250)			262,288

Total Investments in Securities (Cost $4,329,886)			4,025,379

28	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.3%

SHORT-TERM INSTRUMENTS 2.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.3%
PIMCO Short-Term Floating NAV Portfolio III	9,696,218	$95,847

Total Short-Term Instruments (Cost $95,847)		95,847

Total Investments in Affiliates (Cost $95,847)		95,847

Total Investments 99.4% (Cost $4,425,733)		$4,121,226

Financial Derivative Instruments (h)(i) (1.4)% (Cost or Premiums, net $373)		(59,746)

Other Assets and Liabilities, net 2.0%		85,798

Net Assets 100.0%		$4,147,278

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Malaysia Government International Bond	5.248%	09/15/2028	07/30/2014	$10,294	$7,728	0.19%
Malaysia Government International Bond	4.837	07/15/2025	07/25/2014	2,471	1,845	0.04
Odebrecht Offshore Drilling Finance Ltd.	6.625	10/01/2023	06/23/2015 - 09/21/2015	5,809	3,024	0.07
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	06/25/2015 - 07/14/2015	831	390	0.01

				$19,405	$12,987	0.31%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	29

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$4,334	U.S. Treasury Notes 1.750% due 05/31/2022	$(4,423)	$4,334	$4,334

Total Repurchase Agreements						$(4,423)	$4,334	$4,334

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (0.1)%
U.S. Government Agencies (0.1)%
Freddie Mac, TBA	5.000%	10/01/2047	$3,000	$(3,265)	$(3,260)

Total Short Sales (0.1)%				$(3,265)	$(3,260)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$4,334	$0	$0	$4,334	$(4,423)	$(89)

Total Borrowings and Other Financing Transactions	$4,334	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(5,831) at a weighted average interest rate of 5.927%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

30	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	3,040	$7,600	$285	$171

Total Purchased Options					$285	$171

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	3,040	$7,600	$(337)	$(57)

Total Written Options					$(337)	$(57)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2017	267	$33,458	$(352)	$ 0	$(63)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2017	126	EUR	(23,978)	$241	$33	$(31)

Total Futures Contracts					$(111)	$33	$(94)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Airbus Group Finance BV	1.000%	Quarterly	12/20/2017	0.070%	EUR 2,100	$11	$(5)	$6	$0	$0
Deutsche Bank AG	1.000	Quarterly	12/20/2017	0.209	1,000	5	(2)	3	0	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2017	0.148	3,500	27	(18)	9	0	0

						$43	$(25)	$18	$0	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	31

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin(5)
										Asset	Liability
Receive	1-Year BRL-CDI	11.610%	Maturity	01/02/2018	BRL	121,200	$1,198	$(347)	$851	$0	$0
Receive	1-Year BRL-CDI	14.140	Maturity	01/02/2018		8,800	(38)	(61)	(99)	0	0
Pay	1-Year BRL-CDI	9.250	Maturity	07/02/2018		151,600	1	644	645	3	0
Receive	1-Year BRL-CDI	8.340	Maturity	01/02/2019		490,500	(321)	(828)	(1,149)	0	(17)
Pay	1-Year BRL-CDI	15.960	Maturity	01/02/2019		412,300	8,921	7,615	16,536	37	0
Receive	1-Year BRL-CDI	9.710	Maturity	07/01/2019		138,000	1	(1,296)	(1,295)	0	(13)
Pay	1-Year BRL-CDI	8.770	Maturity	01/02/2020		166,800	5	679	684	25	0
Receive	1-Year BRL-CDI	9.560	Maturity	01/02/2020		183,700	3	(1,580)	(1,577)	0	(26)
Pay	1-Year BRL-CDI	11.380	Maturity	01/02/2020		1,189,000	(2,775)	23,295	20,520	153	0
Pay	1-Year BRL-CDI	9.820	Maturity	07/01/2020		161,800	(3)	1,545	1,542	28	0
Pay	1-Year BRL-CDI	9.240	Maturity	01/04/2021		83,400	77	286	363	22	0
Pay	1-Year BRL-CDI	9.980	Maturity	01/04/2021		144,600	(31)	1,471	1,440	38	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/04/2021		203,000	1	4,138	4,139	53	0
Pay	1-Year BRL-CDI	16.395	Maturity	01/04/2021		8,120	(315)	(181)	(496)	0	(2)
Receive	1-Year BRL-CDI	10.135	Maturity	07/01/2021		132,400	40	(1,396)	(1,356)	0	(24)
Pay	1-Year BRL-CDI	10.860	Maturity	01/02/2023		232,800	(3,371)	6,712	3,341	81	0
Pay	1-Year BRL-CDI	9.750	Maturity	01/02/2025		10,600	1	20	21	5	0
Pay	1-Year BRL-CDI	9.760	Maturity	01/02/2025		16,200	(17)	48	31	7	0
Pay	1-Year BRL-CDI	10.240	Maturity	01/02/2025		99,900	157	591	748	44	0
Pay	1-Year BRL-CDI	10.300	Maturity	01/02/2025		25,400	65	149	214	11	0
Pay	1-Year BRL-CDI	11.680	Maturity	01/02/2025		24,300	4	577	581	13	0
Pay	1-Year BRL-CDI	12.285	Maturity	01/02/2025		123,000	236	(3,597)	(3,361)	0	(69)
Pay	1-Year BRL-CDI	9.760	Maturity	01/04/2027		46,700	0	(9)	(9)	38	0
Pay(4)	3-Month PLN-WIBOR	2.000	Annual	03/21/2020	PLN	125,000	2	(80)	(78)	0	(11)
Pay	3-Month PLN-WIBOR	1.750	Annual	09/16/2020		10,700	(34)	2	(32)	0	(2)
Pay(4)	3-Month PLN-WIBOR	2.500	Annual	03/21/2023		692,500	712	(1,363)	(651)	0	(506)
Receive	3-Month PLN-WIBOR	2.500	Annual	03/16/2026		43,200	251	(139)	112	37	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/16/2017	$	35,300	(165)	15	(150)	0	(1)
Receive	3-Month USD-LIBOR	1.100	Semi-Annual	01/11/2018		1,513,800	553	1,396	1,949	0	(31)
Receive(4)	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		94,480	981	(176)	805	0	(169)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		8,000	(98)	53	(45)	15	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		26,500	1,116	(45)	1,071	50	0
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		19,740	(864)	142	(722)	0	(33)
Pay	3-Month ZAR-JIBAR	7.500	Quarterly	03/15/2019	ZAR	505,400	54	299	353	6	0
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		31,400	8	89	97	7	0
Receive(4)	3-Month ZAR-JIBAR	7.750	Quarterly	03/22/2028		14,200	0	15	15	0	(5)
Pay(4)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	12,897	(80)	106	26	3	0
Receive	28-Day MXN-TIIE	7.150	Lunar	12/21/2018	MXN	145,900	36	(29)	7	3	0
Pay	28-Day MXN-TIIE	6.960	Lunar	07/27/2020		16,500	(1)	3	2	0	(1)
Receive	28-Day MXN-TIIE	6.870	Lunar	08/07/2020		324,600	0	6	6	19	0
Pay	28-Day MXN-TIIE	5.000	Lunar	02/22/2023		407,600	(2,284)	370	(1,914)	0	(43)
Pay	28-Day MXN-TIIE	5.500	Lunar	02/22/2023		434,400	(1,869)	386	(1,483)	0	(44)
Receive	28-Day MXN-TIIE	5.665	Lunar	01/23/2025		321,100	1,665	(316)	1,349	42	0
Receive	28-Day MXN-TIIE	6.315	Lunar	11/28/2025		415,000	1,449	(449)	1,000	53	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		595,500	2,654	(626)	2,028	77	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		1,030,300	(974)	2,336	1,362	0	(129)
Pay	28-Day MXN-TIIE	7.860	Lunar	01/26/2027		290,900	(6)	934	928	0	(36)
Pay	28-Day MXN-TIIE	7.320	Lunar	05/28/2027		258,800	65	200	265	0	(33)
Pay	28-Day MXN-TIIE	8.175	Lunar	01/15/2029		72,000	0	334	334	0	(10)
Pay	28-Day MXN-TIIE	7.380	Lunar	02/09/2029		525,600	(323)	872	549	0	(75)
Pay	28-Day MXN-TIIE	6.600	Lunar	05/21/2029		484,000	(1,979)	733	(1,246)	0	(73)
Pay	28-Day MXN-TIIE	6.600	Lunar	06/28/2029		230,000	(952)	347	(605)	0	(35)

32	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin(5)
										Asset	Liability
Receive	28-Day MXN-TIIE	6.710%	Lunar	09/20/2029	MXN	508,900	$(1,916)	$798	$(1,118)	$0	$(77)
Pay	28-Day MXN-TIIE	8.320	Lunar	01/07/2032		639,600	439	3,097	3,536	0	(119)
Pay	28-Day MXN-TIIE	8.310	Lunar	11/28/2036		252,900	11	1,445	1,456	0	(60)

							$2,290	$49,230	$51,520	$870	$(1,644)

Total Swap Agreements							$2,333	$49,205	$51,538	$870	$(1,644)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(5)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$171	$33	$870	$1,074	$(57)	$(94)	$(1,654)	$(1,805)

Cash of $35,709 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(5)	Unsettled variation margin liability of $(10) for closed swap agreements is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2017	CLP	152,476	$	230	$0	$(8)
	10/2017	PEN	34,753		10,690	53	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	33

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2017	$	16,776	CLP	10,687,990	$0	$(78)
	10/2017		259	ILS	909	0	(2)
	10/2017		5,412	RUB	313,247	3	0
	11/2017	ARS	145,893	$	8,492	269	0
	11/2017	$	46,090	EUR	39,027	142	0
	11/2017		2,043	TRY	7,066	0	(85)
	12/2017		8,964	CZK	195,445	0	(42)
	12/2017		11,469	INR	749,786	0	(79)
	12/2017		26,005	MXN	474,549	0	(247)
	03/2018		1,213	EGP	22,391	0	(3)
BPS	10/2017	BRL	315,013	$	94,100	0	(5,362)
	10/2017	CLP	14,722,222		22,551	16	(466)
	10/2017	$	99,436	BRL	315,013	27	0
	10/2017		14,846	ZAR	192,355	0	(643)
	11/2017	TRY	15,577	$	4,463	147	0
	11/2017	$	1,038	ARS	18,269	0	(14)
	11/2017		28,076	BRL	89,953	202	0
	12/2017	CNH	623,522	$	86,330	0	(7,185)
	12/2017	SGD	38,886		28,564	0	(122)
	12/2017	$	14,169	CNH	93,416	0	(158)
	01/2018	BRL	33,200	$	9,195	0	(1,160)
	02/2018	$	13,622	CLP	8,735,848	0	(14)
BRC	10/2017	PEN	1,442	$	444	3	0
	11/2017	MYR	1		0	0	0
CBK	10/2017	BRL	198,809		62,755	0	(17)
	10/2017	IDR	121,410,000		9,000	0	(6)
	10/2017	$	62,775	BRL	198,809	0	(3)
	10/2017		12,956	IDR	174,621,922	15	(18)
	10/2017		30,159	ZAR	399,801	0	(639)
	11/2017		13,642	ARS	233,375	0	(509)
	11/2017		11,871	COP	35,000,000	2	0
	11/2017		361	PLN	1,304	0	(4)
	11/2017		73,958	TRY	269,290	676	(16)
	12/2017	HUF	1,967,625	$	7,688	207	0
	12/2017	MXN	485,202		26,867	531	0
	12/2017	$	37,991	CNH	268,104	2,219	0
	12/2017		25,170	MXN	459,601	0	(224)
	12/2017		44,667	RUB	2,593,331	0	(131)
	12/2017		28,894	SGD	38,706	0	(340)
DUB	10/2017	BRL	410,614	$	129,479	2	(170)
	10/2017	IDR	96,840,217		7,190	7	0
	10/2017	$	128,076	BRL	410,614	1,572	0
	10/2017		1,970	IDR	26,415,619	0	(10)
	10/2017		5,676	RUB	328,625	5	0
	11/2017		95,241	BRL	303,370	132	(2)
	11/2017		5,934	PEN	19,409	3	0
	12/2017		255,285	MXN	4,644,494	0	(3,189)
	01/2018	BRL	235,600	$	66,335	0	(7,151)
	05/2018	$	1,389	EGP	26,042	0	0
	07/2018	BRL	320,800	$	95,962	0	(1,962)
FBF	10/2017		25,024		7,899	0	(2)
	10/2017	$	7,929	BRL	25,024	0	(28)
	10/2017		3,476	IDR	47,012,900	11	0
	11/2017		18,594	COP	55,884,403	364	0
	12/2017	CNH	58,022	$	8,400	0	(302)
	12/2017	$	32,723	INR	2,145,012	0	(139)
GLM	10/2017	BRL	20,223	$	6,384	0	(2)
	10/2017	GBP	7,679		10,140	0	(150)
	10/2017	IDR	357,418,355		26,819	306	0

34	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2017	PEN	31,779		9,784	$57	$0
	10/2017	RUB	2,900,370		49,484	0	(655)
	10/2017	$	6,442	BRL	20,223	0	(57)
	10/2017		18,078	IDR	244,750,527	88	(11)
	10/2017		6,270	RON	24,425	15	0
	11/2017	COP	10,968,251	$	3,742	21	0
	11/2017	MYR	32,360		7,720	62	0
	11/2017	$	33,925	PLN	120,165	0	(996)
	12/2017	HUF	6,954,279	$	26,935	494	0
	12/2017	MYR	12,642		3,010	19	0
	12/2017	$	4,675	INR	307,917	2	0
	12/2017		2,566	MXN	46,179	0	(60)
	12/2017		93,587	MYR	394,143	0	(332)
HUS	10/2017	BRL	198,809	$	62,888	131	(15)
	10/2017	CLP	3,069,716		4,652	20	(163)
	10/2017	PEN	151,705		46,534	100	0
	10/2017	$	62,785	BRL	198,809	0	(13)
	10/2017		13,763	CLP	8,772,433	0	(57)
	10/2017		1,489	IDR	19,868,835	0	(15)
	10/2017		14,332	RUB	829,560	9	0
	10/2017		1,360	ZAR	18,378	0	(3)
	11/2017	EUR	7,345	$	8,747	46	0
	11/2017	TRY	27,257		7,771	219	0
	11/2017	$	3,908	COP	11,853,626	113	0
	11/2017		141,379	PLN	507,438	0	(2,322)
	11/2017		3,973	TRY	14,224	0	(31)
	12/2017	CNH	23,453	$	3,217	0	(301)
	12/2017	$	6,722	CNH	45,358	81	0
	12/2017		26,876	CZK	584,197	0	(206)
	12/2017		2,738	EGP	49,320	0	(2)
	12/2017		783	MXN	14,086	0	(18)
	01/2018		2,370	EGP	43,039	0	(1)
	04/2018	NGN	3,374,823	$	8,976	0	(28)
	05/2018	$	1,718	EGP	32,470	13	0
IND	11/2017	PLN	27,574	$	7,733	177	0
	12/2017	$	26,861	CZK	584,197	0	(190)
JPM	10/2017	BRL	254,500	$	80,186	0	(170)
	10/2017	CLP	297,415		446	0	(19)
	10/2017	IDR	112,893,864		8,383	31	(22)
	10/2017	RON	52,780		13,596	15	0
	10/2017	$	82,097	BRL	254,500	0	(1,741)
	10/2017		10,282	GBP	7,679	8	0
	10/2017		9,722	RUB	575,337	224	0
	10/2017		2,238	ZAR	29,822	0	(36)
	11/2017	ARS	21,843	$	1,233	9	0
	11/2017	CNY	140,100		21,371	350	0
	11/2017	GBP	7,679		10,292	0	(8)
	12/2017	MXN	103,758		5,752	120	0
	12/2017	PHP	190,565		3,714	0	(15)
	12/2017	$	11,091	ARS	200,836	76	0
	12/2017		134,085	THB	4,450,963	0	(543)
	12/2017		24,181	TWD	716,725	0	(523)
	01/2018	BRL	71,700	$	19,820	0	(2,544)
	04/2018		544,700		155,386	1,727	(14,441)
	08/2018	NGN	1,240,900		3,202	0	(6)
	09/2018		2,236,200		5,756	32	0
MSB	10/2017	BRL	359,294		112,409	0	(1,035)
	10/2017	$	113,461	BRL	359,294	30	(47)
	10/2017		4,217	IDR	57,013,840	12	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	35

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2017	$	8,139	PEN	26,559	$0	$(10)
	11/2017	CZK	250,000	$	10,077	0	(1,317)
	11/2017	$	43,598	BRL	139,574	280	0
	11/2017		48,448	COP	146,941,712	1,400	0
	11/2017		3,397	PLN	12,212	0	(51)
	12/2017	CNH	227,224	$	31,415	0	(2,664)
	12/2017	CZK	41,021		1,891	18	0
	12/2017	MYR	67,789		16,022	0	(17)
	12/2017	$	87,430	THB	2,891,743	0	(669)
	01/2018	BRL	54,000	$	14,665	0	(2,178)
	02/2018	$	9,742	EGP	179,410	49	(4)
	04/2018	BRL	406,520	$	104,752	44	(20,748)
NGF	10/2017		78,750		22,979	0	(1,885)
	10/2017	$	24,858	BRL	78,750	7	0
RBC	11/2017	EUR	772	$	926	12	0
RYL	10/2017	CLP	1,218,594		1,838	0	(66)
SCX	10/2017	IDR	170,562,946		12,730	125	(47)
	10/2017	RUB	917,382		15,685	0	(173)
	10/2017	$	20,012	IDR	269,451,014	0	(25)
	10/2017	ZAR	56,441	$	4,344	176	0
	11/2017	$	48,000	TRY	174,730	416	0
	12/2017	CNH	32,040	$	4,408	0	(398)
	12/2017	HUF	3,732,627		14,350	158	0
	12/2017	RUB	213,311		3,651	0	(12)
	12/2017	$	19,875	CNH	140,311	1,168	0
	01/2018	IDR	263,399,578	$	19,370	35	0
	07/2018	NGN	1,037,937		2,694	0	(3)
	08/2018		2,162,300		5,586	23	0
SOG	10/2017	RON	3,615		941	10	0
	10/2017	$	4,086	RON	16,009	34	0
	11/2017	PLN	20,928	$	5,888	153	0
	12/2017	HUF	238,843		934	26	0
	12/2017	KRW	17,089,461		15,106	173	0
	12/2017	THB	115,100		3,483	30	0
	12/2017	TWD	1,987,333		66,267	667	0
	12/2017	$	66,884	CZK	1,452,371	0	(579)
	03/2018	CZK	100,652	$	4,123	0	(507)
UAG	10/2017	IDR	114,789,275		8,483	0	(32)
	10/2017	$	10,000	IDR	134,780,000	0	(2)
	11/2017	MYR	50,311	$	12,016	107	0
	11/2017	$	1,876	MYR	7,836	0	(22)
	11/2017		3,900	PLN	14,293	17	0
	12/2017	INR	388,057	$	6,000	105	0
	12/2017	PHP	1,565,772		30,377	0	(265)
	12/2017	$	39,129	CNH	276,992	2,415	0
	12/2017		66,533	IDR	893,938,718	0	(548)
	12/2017		20,261	MYR	86,425	187	0
	02/2018	MYR	254	$	60	1	0
	03/2018		8,908		2,126	23	0

Total Forward Foreign Currency Contracts						$19,074	$(89,530)

36	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.620%	12/18/2017	$3,900	$3	$3

Total Purchased Options							$3	$3

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	3.207	10/16/2017	$1,397	$(8)	$(8)
	Call - OTC USD versus BRL		4.000	12/11/2017	24,400	(961)	(8)
GLM	Call - OTC USD versus TRY	TRY	3.590	10/20/2017	7,700	(37)	(72)
JPM	Call - OTC USD versus BRL	BRL	4.000	12/11/2017	15,100	(600)	(5)

						$(1,606)	$(93)

Total Written Options						$(1,606)	$(93)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2017	0.184%		$3,900	$(17)	$26	$9	$0
	Peru Government International Bond	1.000	Quarterly	09/20/2020	0.381		600	(25)	36	11	0
BPS	Mexico Government International Bond	1.000	Quarterly	06/20/2018	0.240		1,600	12	(3)	9	0
BRC	Egypt Government International Bond	1.000	Quarterly	06/20/2018	1.460		10,700	(50)	18	0	(32)
	South Africa Government International Bond	1.000	Quarterly	12/20/2017	0.357		8,700	(132)	148	16	0
CBK	Akbank TAS	1.000	Quarterly	03/20/2018	1.170	EUR	4,000	0	(3)	0	(3)
DUB	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.742		$6,300	(30)	105	75	0
FBF	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.742		1,600	(9)	28	19	0
GST	Chile Government International Bond	1.000	Quarterly	09/20/2020	0.310		9,000	24	160	184	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2017	0.184		7,700	(48)	65	17	0
HUS	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.742		6,900	(28)	111	83	0

								$(303)	$691	$423	$(35)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	37

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
AZD	Pay	6-Month THB-THBFIX	2.220%	Semi-Annual	11/23/2020	THB	211,400	$(1)	$143	$142	$0
BOA	Pay	3-Month COP-IBR Compounded-OIS	5.310	Quarterly	08/29/2019	COP	2,970,000	0	10	10	0
	Pay	6-Month THB-THBFIX	3.320	Semi-Annual	11/12/2018	THB	85,000	0	75	75	0
	Pay	6-Month THB-THBFIX	3.390	Semi-Annual	11/13/2018		81,000	0	74	74	0
	Pay	6-Month THB-THBFIX	3.320	Semi-Annual	07/27/2020		1,382,300	0	2,167	2,167	0
BPS	Pay	6-Month THB-THBFIX	3.480	Semi-Annual	01/14/2021		456,100	0	883	883	0
	Pay	6-Month THB-THBFIX	3.415	Semi-Annual	01/21/2021		291,760	(1)	546	545	0
	Pay	6-Month THB-THBFIX	3.385	Semi-Annual	01/23/2021		266,600	(1)	490	489	0
CBK	Pay	6-Month THB-THBFIX	2.190	Semi-Annual	11/23/2020		124,600	0	80	80	0
	Pay	6-Month THB-THBFIX	3.520	Semi-Annual	01/13/2021		36,700	0	73	73	0
	Pay	6-Month THB-THBFIX	3.410	Semi-Annual	01/15/2021		177,700	0	331	331	0
	Pay	6-Month THB-THBFIX	3.420	Semi-Annual	01/17/2021		483,840	0	907	907	0
	Pay	6-Month THB-THBFIX	2.625	Semi-Annual	07/27/2025		729,100	(3)	903	900	0
	Pay	6-Month THB-THBFIX	2.810	Semi-Annual	09/23/2025		294,600	0	483	483	0
DUB	Pay	3-Month COP-IBR Compounded-OIS	5.320	Quarterly	03/17/2020	COP	23,430,000	0	79	79	0
	Receive	3-Month COP-IBR Compounded-OIS	6.445	Quarterly	07/01/2025		22,000,000	0	(314)	0	(314)
	Pay	6-Month THB-THBFIX	3.350	Semi-Annual	11/08/2018	THB	99,000	(1)	89	88	0
	Pay	6-Month THB-THBFIX	3.340	Semi-Annual	11/11/2018		73,000	0	65	65	0
	Pay	6-Month THB-THBFIX	3.370	Semi-Annual	11/14/2018		81,000	0	83	83	0
	Pay	6-Month THB-THBFIX	2.175	Semi-Annual	01/29/2020		38,900	0	20	20	0
	Pay	6-Month THB-THBFIX	2.015	Semi-Annual	08/17/2020		194,000	0	84	84	0
	Pay	6-Month THB-THBFIX	2.200	Semi-Annual	11/23/2020		90,600	0	59	59	0
	Pay	6-Month THB-THBFIX	3.410	Semi-Annual	01/15/2021		126,900	0	236	236	0
	Pay	6-Month THB-THBFIX	3.410	Semi-Annual	01/21/2021		255,630	(1)	477	476	0
	Pay	6-Month THB-THBFIX	3.390	Semi-Annual	01/23/2021		236,600	(1)	436	435	0
	Pay	6-Month THB-THBFIX	1.930	Semi-Annual	02/26/2021		31,300	0	11	11	0
	Pay	6-Month THB-THBFIX	2.580	Semi-Annual	01/29/2025		19,300	0	22	22	0
	Pay	6-Month THB-THBFIX	2.580	Semi-Annual	10/19/2025		162,100	0	200	200	0
FBF	Pay	6-Month THB-THBFIX	2.023	Semi-Annual	08/17/2020		27,000	0	12	12	0
	Pay	6-Month THB-THBFIX	2.780	Semi-Annual	09/23/2025		50,980	0	80	80	0
GLM	Pay	3-Month COP-IBR Compounded-OIS	6.200	Quarterly	03/21/2024	COP	16,490,000	0	173	173	0
	Pay	3-Month COP-IBR Compounded-OIS	6.120	Quarterly	10/16/2024		26,001,500	(3)	221	218	0
	Pay	6-Month CLP-CHILIBOR	3.455	Semi-Annual	06/02/2022	CLP	12,855,400	0	60	60	0
	Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027		15,023,700	0	11	11	0
GST	Receive	6-Month HUF-BBR	0.830	Annual	12/21/2020	HUF	10,610,500	17	(505)	0	(488)
HUS	Pay	3-Month COP-IBR Compounded-OIS	6.200	Quarterly	03/21/2024	COP	30,644,600	0	322	322	0
	Pay	6-Month THB-THBFIX	2.260	Semi-Annual	12/18/2019	THB	903,500	(2)	538	536	0
	Pay	6-Month THB-THBFIX	2.123	Semi-Annual	01/28/2020		221,900	0	105	105	0
	Pay	6-Month THB-THBFIX	2.040	Semi-Annual	08/17/2020		743,000	0	340	340	0
	Pay	6-Month THB-THBFIX	2.505	Semi-Annual	01/28/2025		389,100	(1)	384	383	0
	Pay	6-Month THB-THBFIX	2.545	Semi-Annual	01/26/2027		426,000	0	410	410	0
JPM	Pay	3-Month COP-IBR Compounded-OIS	5.220	Quarterly	03/13/2019	COP	5,000,000	0	12	12	0
	Pay	3-Month COP-IBR Compounded-OIS	5.230	Quarterly	05/28/2020		28,690,000	0	74	74	0
	Receive	6-Month HUF-BBR	0.830	Annual	12/21/2020	HUF	10,610,300	0	(488)	0	(488)
	Pay	6-Month THB-THBFIX	3.320	Semi-Annual	07/29/2020	THB	413,900	(4)	653	649	0
	Pay	6-Month THB-THBFIX	2.025	Semi-Annual	02/24/2023		183,000	0	54	54	0
MYC	Pay	3-Month COP-IBR Compounded-OIS	4.795	Quarterly	03/03/2020	COP	28,095,000	0	(23)	0	(23)

								$(2)	$11,145	$12,456	$(1,313)

Total Swap Agreements								$(305)	$11,836	$12,879	$(1,348)

38	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agree- ments	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agree- ments	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
AZD	$0	$0	$142	$142	$0	$0	$0	$0	$142	$0	$142
BOA	467	0	2,346	2,813	(544)	0	0	(544)	2,269	(2,320)	(51)
BPS	392	0	1,926	2,318	(15,124)	0	0	(15,124)	(12,806)	12,257	(549)
BRC	3	0	16	19	0	0	(32)	(32)	(13)	0	(13)
CBK	3,650	3	2,774	6,427	(1,907)	0	(3)	(1,910)	4,517	(3,280)	1,237
DUB	1,721	0	1,933	3,654	(12,484)	0	(314)	(12,798)	(9,144)	8,433	(711)
FBF	375	0	111	486	(471)	(16)	0	(487)	(1)	0	(1)
GLM	1,064	0	462	1,526	(2,263)	(72)	0	(2,335)	(809)	1,045	236
GST	0	0	201	201	0	0	(488)	(488)	(287)	275	(12)
HUS	732	0	2,179	2,911	(3,175)	0	0	(3,175)	(264)	1,691	1,427
IND	177	0	0	177	(190)	0	0	(190)	(13)	(30)	(43)
JPM	2,592	0	789	3,381	(20,068)	(5)	(488)	(20,561)	(17,180)	17,208	28
MSB	1,833	0	0	1,833	(28,740)	0	0	(28,740)	(26,907)	26,007	(900)
MYC	0	0	0	0	0	0	(23)	(23)	(23)	(116)	(139)
NGF	7	0	0	7	(1,885)	0	0	(1,885)	(1,878)	1,730	(148)
RBC	12	0	0	12	0	0	0	0	12	0	12
RYL	0	0	0	0	(66)	0	0	(66)	(66)	(40)	(106)
SCX	2,101	0	0	2,101	(658)	0	0	(658)	1,443	(1,340)	103
SOG	1,093	0	0	1,093	(1,086)	0	0	(1,086)	7	183	190
UAG	2,855	0	0	2,855	(869)	0	0	(869)	1,986	(1,750)	236

Total Over the Counter	$19,074	$3	$12,879	$31,956	$(89,530)	$(93)	$(1,348)	$(90,971)

(j)	Securities with an aggregate market value of $68,845 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	39

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$171	$171
Futures	0	0	0	0	33	33
Swap Agreements	0	0	0	0	870	870

	$0	$0	$0	$0	$1,074	$1,074

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$19,074	$0	$19,074
Purchased Options	0	0	0	0	3	3
Swap Agreements	0	423	0	0	12,456	12,879

	$0	$423	$0	$19,074	$12,459	$31,956

	$0	$423	$0	$19,074	$13,533	$33,030

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$57	$57
Futures	0	0	0	0	94	94
Swap Agreements	0	0	0	0	1,654	1,654

	$0	$0	$0	$0	$1,805	$1,805

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$89,530	$0	$89,530
Written Options	0	0	0	93	0	93
Swap Agreements	0	35	0	0	1,313	1,348

	$0	$35	$0	$89,623	$1,313	$90,971

	$0	$35	$0	$89,623	$3,118	$92,776

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$482	$482
Swap Agreements	0	36	0	0	(961)	(925)

	$0	$36	$0	$0	$(479)	$(443)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$128,669	$0	$128,669
Purchased Options	0	0	0	35	0	35
Written Options	0	0	0	4,018	291	4,309
Swap Agreements	0	(415)	0	0	4,261	3,846

	$0	$(415)	$0	$132,722	$4,552	$136,859

	$0	$(379)	$0	$132,722	$4,073	$136,416

40	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(114)	$(114)
Written Options	0	0	0	0	280	280
Futures	0	0	0	0	(204)	(204)
Swap Agreements	0	(25)	0	0	21,300	21,275

	$0	$(25)	$0	$0	$21,262	$21,237

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(81,644)	$0	$(81,644)
Purchased Options	0	0	0	0	(5)	(5)
Written Options	0	0	0	(821)	(284)	(1,105)
Swap Agreements	0	1,009	0	0	3,781	4,790

	$0	$1,009	$0	$(82,465)	$3,492	$(77,964)

	$0	$984	$0	$(82,465)	$24,754	$(56,727)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$116,288	$0	$116,288
Brazil
Corporate Bonds & Notes	0	65,346	0	65,346
Sovereign Issues	0	744,137	0	744,137
Canada
Corporate Bonds & Notes	0	15,058	0	15,058
Cayman Islands
Corporate Bonds & Notes	0	11,403	1,087	12,490
Chile
Corporate Bonds & Notes	0	200	0	200
Sovereign Issues	0	40,163	0	40,163
Colombia
Corporate Bonds & Notes	0	24,745	0	24,745
Sovereign Issues	0	186,055	0	186,055
Czech Republic
Sovereign Issues	0	46,785	0	46,785
Germany
Corporate Bonds & Notes	0	66,987	0	66,987
Hungary
Sovereign Issues	0	117,393	0	117,393
India
Corporate Bonds & Notes	0	5,004	0	5,004
Indonesia
Sovereign Issues	0	295,873	0	295,873
Ireland
Corporate Bonds & Notes	0	33,472	0	33,472
Israel
Corporate Bonds & Notes	0	3,480	0	3,480
Kazakhstan
Corporate Bonds & Notes	0	41,108	0	41,108

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	41

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Luxembourg
Corporate Bonds & Notes	$0	$29,796	$0	$29,796
Malaysia
Sovereign Issues	0	148,019	0	148,019
Mexico
Corporate Bonds & Notes	0	75,464	172	75,636
Sovereign Issues	0	68,141	0	68,141
Netherlands
Asset-Backed Securities	0	476	0	476
Corporate Bonds & Notes	0	461	0	461
Loan Participations and Assignments	0	0	19,664	19,664
Peru
Sovereign Issues	0	191,943	0	191,943
Philippines
Sovereign Issues	0	34,073	0	34,073
Poland
Sovereign Issues	0	266,445	0	266,445
Romania
Sovereign Issues	0	76,367	0	76,367
Russia
Sovereign Issues	0	276,663	0	276,663
South Africa
Corporate Bonds & Notes	0	7,871	0	7,871
Sovereign Issues	0	282,253	0	282,253
South Korea
Sovereign Issues	0	23,655	0	23,655
Spain
Sovereign Issues	0	1,902	0	1,902
Sri Lanka
Sovereign Issues	0	10,682	0	10,682
Supranational
Corporate Bonds & Notes	0	29,824	0	29,824
Thailand
Sovereign Issues	0	47,098	0	47,098
Turkey
Sovereign Issues	0	236,986	0	236,986
Ukraine
Sovereign Issues	0	13,774	0	13,774
United States
Asset-Backed Securities	0	35,121	0	35,121
Corporate Bonds & Notes	0	13,166	0	13,166
Loan Participations and Assignments	0	0	11,593	11,593
Non-Agency Mortgage-Backed Securities	0	32,236	0	32,236
U.S. Government Agencies	0	25	0	25
U.S. Treasury Obligations	0	744	0	744
Uruguay
Sovereign Issues	0	13,893	0	13,893
Short-Term Instruments
Certificates of Deposit	0	20,930	0	20,930
Repurchase Agreements	0	4,334	0	4,334
Argentina Treasury Bills	0	73,630	0	73,630
Egypt Treasury Bills	0	66,238	0	66,238
U.S. Treasury Bills	0	72,141	0	72,141
Nigeria Treasury Bills	0	25,015	0	25,015
	$0	$3,992,863	$32,516	$4,025,379

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$95,847	$0	$0	$95,847

Total Investments	$95,847	$3,992,863	$32,516	$4,121,226

42	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2017

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,260)	$0	$(3,260)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	204	870	0	1,074
Over the counter	0	31,956	0	31,956
	$204	$32,826	$0	$33,030

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(151)	(1,644)	0	(1,795)
Over the counter	0	(90,971)	0	(90,971)
	$(151)	$(92,615)	$0	$(92,766)

Total Financial Derivative Instruments	$53	$(59,789)	$0	$(59,736)

Totals	$95,900	$3,929,814	$32,516	$4,058,230

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2017	43

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A and Class C shares of the PIMCO Emerging Local Bond Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

44	PIMCO EMERGING LOCAL BOND FUND

(Unaudited)

September 30, 2017

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	45

Notes to Financial Statements (Cont.)

distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05 which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

46	PIMCO EMERGING LOCAL BOND FUND

(Unaudited)

September 30, 2017

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	47

Notes to Financial Statements (Cont.)

determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board

48	PIMCO EMERGING LOCAL BOND FUND

(Unaudited)

September 30, 2017

has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	49

Notes to Financial Statements (Cont.)

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

50	PIMCO EMERGING LOCAL BOND FUND

(Unaudited)

September 30, 2017

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	51

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$67,202	$1,174,086	$(1,145,400)	$(40)	$(1)	$95,847	$1,485	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers.

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The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2017, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in

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Notes to Financial Statements (Cont.)

mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at September 30, 2017 are disclosed in the Notes to Schedule of Investments.

54	PIMCO EMERGING LOCAL BOND FUND

(Unaudited)

September 30, 2017

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a To-Be-Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase

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Notes to Financial Statements (Cont.)

agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of

56	PIMCO EMERGING LOCAL BOND FUND

(Unaudited)

September 30, 2017

operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums

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Notes to Financial Statements (Cont.)

received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date.

Interest Rate Swaptions  are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

58	PIMCO EMERGING LOCAL BOND FUND

(Unaudited)

September 30, 2017

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

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Notes to Financial Statements (Cont.)

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Asset Swap Agreements  convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues

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(Unaudited)

September 30, 2017

as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given

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Notes to Financial Statements (Cont.)

minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund may decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure used to understand a security’s or Fund’s interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Fund currently faces a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to

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liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund. Also, the Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of purchase or redemption requests. Large shareholder transactions may impact the Fund’s liquidity and net asset value. Such transactions may also increase the Fund’s transaction costs or otherwise cause the Fund to perform differently than intended. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder.

To the extent that the Fund may invest in securities and instruments that are economically tied to Russia, the Fund is subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions, which may impact companies in many sectors, including energy, financial services and defense, among others, may negatively impact the Fund’s performance and/or ability to achieve its investment objective. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	63

Notes to Financial Statements (Cont.)

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, seeks to minimize counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. MASTER ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally

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presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	65

Notes to Financial Statements (Cont.)

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C
0.45%	0.45%	0.55%	0.45%	0.60%	0.60%	0.60%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

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The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%

	Distribution and/ or Servicing Fee
Administrative Class and Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2017, the Distributor retained $4,268,594 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	67

Notes to Financial Statements (Cont.)

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000, the valuation oversight committee lead receives an additional annual retainer of $11,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $5,750) and the governance committee chair receives an additional annual retainer of $4,500. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At September 30, 2017, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2017, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$20,636	$84,311

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11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2017, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$6,542	$6,542	$986,421	$820,367

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	57,272	$430,646	84,999	$617,563
Class P	2,315	17,547	5,094	37,249
Administrative Class	46	345	184	1,352
Class D	508	3,868	2,118	15,477
Class A	1,435	10,765	2,773	20,164
Class C	227	1,714	373	2,728

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	69

Notes to Financial Statements (Cont.)

	Six Months Ended 09/30/2017 (Unaudited)		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount

Issued as reinvestment of distributions
Institutional Class	14,483	$109,572	30,364	$219,934
Class P	215	1,626	578	4,191
Administrative Class	30	227	67	484
Class D	120	908	222	1,604
Class A	146	1,104	280	2,029
Class C	54	409	113	821

Cost of shares redeemed
Institutional Class	(62,098)	(467,176)	(274,493)	(1,964,587)
Class P	(3,509)	(26,416)	(11,161)	(81,129)
Administrative Class	(648)	(5,008)	(297)	(2,154)
Class D	(669)	(5,059)	(1,981)	(14,211)
Class A	(1,095)	(8,288)	(4,163)	(30,059)
Class C	(470)	(3,538)	(980)	(7,031)
Net increase (decrease) resulting from Fund share transactions	8,362	$63,246	(165,910)	$(1,175,575)

As of September 30, 2017, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 45% of the Fund, and each of the two shareholders are related parties of the Fund. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations,

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which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2017, the Fund had the following post-effective capital losses with no expiration (amounts in thousands):

PIMCO Emerging Local Bond Fund

Short-Term	Long-Term
$106,082	$111,921

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
$4,455,985	$224,342	$(569,835)	$(345,493)
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	71

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	IND	Crédit Agricole Corporate and Investment Bank S.A.
BOA	Bank of America N.A.	JPM	JPMorgan Chase Bank N.A.
BPS	BNP Paribas S.A.	MSB	Morgan Stanley Bank, N.A
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	NGF	Nomura Global Financial Products, Inc.
DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
FBF	Credit Suisse International	RYL	Royal Bank of Scotland Group PLC
FICC	Fixed Income Clearing Corporation	SCX	Standard Chartered Bank
GLM	Goldman Sachs Bank USA	SOG	Societe Generale
GST	Goldman Sachs International	UAG	UBS AG Stamford
HUS	HSBC Bank USA N.A.

Currency Abbreviations:
ARS	Argentine Peso	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CLP	Chilean Peso	NGN	Nigerian Naira
CNH	Chinese Renminbi (Offshore)	PEN	Peruvian New Sol
CNY	Chinese Renminbi (Mainland)	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RON	Romanian New Leu
EGP	Egyptian Pound	RUB	Russian Ruble
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish New Lira
IDR	Indonesian Rupiah	TWD	Taiwanese Dollar
ILS	Israeli Shekel	USD (or $)	United States Dollar
INR	Indian Rupee	UYU	Uruguayan Peso
KRW	South Korean Won	ZAR	South African Rand

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	LIBOR01M	1 Month USD-LIBOR
ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	MXIBTIIE	28 Day Mexico Interbank Rate
BADLARPP	Argentina Badlar Floating Rate Notes	MXUDI	Mexican Unidades De Inversion Index
CPI	Consumer Price Index	US0001M	1 Month USD Swap Rate
EUR003M	3 Month EUR Swap Rate	US0003M	3 Month USD Swap Rate
IBR	Indicador Bancario de Referencia	US0006M	6 Month USD 5/8 Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
BBR	Bank Bill Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.
CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap
CHILIBOR	Chile Interbank Offered Rate	PIK	Payment-in-Kind
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
EURIBOR	Euro Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
JIBAR	Johannesburg Interbank Agreed Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
JSC	Joint Stock Company	WIBOR	Warsaw Interbank Offered Rate

72	PIMCO EMERGING LOCAL BOND FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 21–22, 2017, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2018. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2018. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2018.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the

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Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 21–22, 2017 meeting. The Independent Trustees also conducted an in-person meeting and a telephonic meeting with counsel to the Trust and the Independent Trustees on July 21, 2017 and August 18, 2017 respectively, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements the Board received comparative information on the performance as well as the fees and expenses of other peer group funds and share classes. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to potential proposed changes in advisory fees and supervisory and administrative fees for certain series of the Trust. The Board also received supplemental information regarding: profitability of the Trust and PIMCO, potential shareholder and market reaction to the fee changes, the context in which the current supervisory and administrative fees were established and the increased expenses borne by PIMCO in the process of providing administrative and supervisory services.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes

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available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment management, compliance and risk management, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2016, including, but not limited to: continuing enhancement of its analytics and technology systems by upgrading hardware and software; enhancing data processing and security and development of tools and applications to support Portfolio Management, Compliance, Analytics, Risk Management, Client Reporting and Customer Relationship Management; continuing investment in its enterprise risk management function including PIMCO’s cybersecurity program; developing the PIMCO Global Advisory Board and continuing to hire new portfolio managers; expanding the Funds and Operations Group global operating model; developing a website monitoring application to ensure accurate data content; adding staff to fund accounting and financial reporting; engaging a third party to perform an independent assessment of PIMCO’s proprietary accounting application and enhancing the same system to provide portfolio managers with more timely and high quality income reporting; establishing a Fund Treasurer’s Office; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; redesigning shareholder statements to be more user friendly and enable e-delivery; and continuing expansion of the pricing portal and the proprietary performance reconciliation tool.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE

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Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 and other performance data, as available, over short- and long-term periods ended June 30, 2017 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 21–22, 2017 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their

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respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of March 31, 2017, 91%, 68% and 98% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2017. The Board also noted that, as of June 30, 2017, 82%, 84% and 91% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

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4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Funds. The Board noted that, based upon this review, PIMCO may propose advisory fee or supervisory and administrative fee changes where (i) a Fund’s long-term performance warrants additional consideration; (ii) there is a notable aid to market position; (iii) a Fund’s fee does not reflect the current level of supervision or administrative fees provided to the Fund; or (iv) PIMCO would like to change a Fund’s overall strategic positioning.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder

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services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that, as the Funds’ business has become increasingly complex, and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs, such as service provider costs, are passed through to a smaller asset base. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the

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expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers, if any, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Changes to Advisory Fees and Supervisory and Administration Fees

The Board considered PIMCO’s proposals to increase the supervisory and administrative fees for all classes of the PIMCO Income Fund and Class D for each of the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and the PIMCO Total Return Fund. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering these proposals the Board noted that PIMCO is continuing waivers for certain Funds.

The Board considered the following factors in connection with the increase in the supervisory and administrative fees for all classes of the PIMCO Income Fund: additional supervisory services provided to the Fund; additional data provided in meeting materials; PIMCO senior management time, resources, and oversight provided in connection with overseeing the distinct process and governance structure for managing the Fund’s level dividend strategy; and the potential impact of the fee increase on PIMCO’s profitability. The Board further considered the growth in PIMCO Income Fund assets under management and the Fund’s implementation of a more sophisticated strategy as factors contributing to the need for additional supervisory and administrative resources. In reviewing the higher proposed fee increase for Class D shares of the Income Fund as compared to other share classes, the Trustees also considered the factors discussed below in connection with the fee increase for Class D of certain Funds as the primary drivers for the higher fee increase for Class D shares of the Income Fund.

In considering the proposed fee increase for Class D of certain Funds, the Board reviewed data comparing each of the PIMCO Income Fund, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Total Return Fund fees to their respective “Peer Groups.” The Board noted that the Class D fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Trustees took into account the following primary drivers for the fee increase for Class D of certain Funds: (i) the current Class D pricing does not appropriately

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account for payments by PIMCO to third parties for sub-transfer agent and sub-accounting services, which payments are trending upward, and (ii) the current legacy pricing of this share class does not adequately include the larger supervisory services necessary to oversee intermediaries.

In considering the proposal to increase the supervisory and administrative fee for Class D of the PIMCO Total Return Fund, the Board noted that the fee changes were proposed in connection with PIMCO’s ongoing review of supervisory and administrative fee pricing for certain share classes that include comparable levels of servicing and have comparable levels of risks borne by PIMCO. The Board also considered historical advisory and supervisory and administrative fee changes and further discussed appropriate reference points for assessing the appropriate fee. In considering the proposed fee increase the Board reviewed data comparing each of the PIMCO Total Return Fund fees to their respective “Peer Groups.” The Trustees also considered the factors discussed above in connection with the fee increase for Class D of certain Funds as the primary drivers for the fee increase. The Board then discussed the proposed reduction by five basis points of the supervisory and administrative fee for Class A of the PIMCO Total Return Fund. The Board noted PIMCO’s belief that the then current supervisory and administrative fees for the PIMCO Total Return Fund Class A are appropriate in light of the comprehensive supervisory and administrative services performed by PIMCO and associated risks borne by PIMCO with respect to Class A shares of the Fund. The Board noted that, notwithstanding the appropriateness of the then current supervisory and administrative fee, in order to enhance the Fund’s competitive positioning, PIMCO was proposing the five basis point reduction in Class A share supervisory and administrative fees. The Board also noted that if the Class A share and Class D share proposals were both approved, the supervisory and administrative fees for Class A shares and Class D shares of the PIMCO Total Return Fund would be aligned.

The Board considered PIMCO’s proposal to reduce the advisory fee for each of the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Global Advantage® Strategy Bond Fund by five basis points. The Board noted that the reduction of the advisory fee for the PIMCO Global Advantage® Strategy Bond Fund was being proposed in connection with other proposed and upcoming changes to the Fund’s benchmarks. The Board also considered that the proposed reduction in advisory fees for these Funds is in response to each Fund’s challenged performance history and is intended to result in a potential positive reaction from a marketing perspective.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Unconstrained Bond Fund by five basis points, reduce the supervisory and administrative fee by five basis points for each share class of the Fund, and waive the Fund’s advisory fee by one basis point for an initial term through July 31, 2019. The Board considered that the purpose of the proposal is to improve strategic positioning for the Fund. The Board noted that all reductions, increases and fee waivers discussed above would be effective October 2, 2017.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, after the proposals to increase or decrease the fees (as applicable), are reasonable.

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5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year due to decreased corporate expenses and expenses paid to third parties. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board further noted PIMCO’s engagement of a third party to review and to make recommendations regarding PIMCO’s processes supporting its profitability estimation materials. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’

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unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2017	83

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4011SAR_093017

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund and PIMCO Income Fund) is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Total Return Fund in its report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

Schedule of Investments PIMCO Total Return Fund

September 30, 2017

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Aguila S.A.
TBD% due 02/09/2022	EUR	21,000	$25,117
CenturyLink, Inc.
2.750% due 01/31/2025 ~		$115,700	112,332
Endo Luxembourg Finance Co. SARL
5.500% (LIBOR03M + 4.250%) due 04/29/2024 ~		22,643	22,898
HCA, Inc.
3.485% (LIBOR03M + 2.250%) due 02/15/2024 ~		2,978	2,996
MGM Growth Properties Operating Partnership LP
3.485% (LIBOR03M + 2.250%) due 04/25/2023 ~		24,133	24,232
Petrobras Netherlands BV
3.257% (LIBOR03M + 1.835%) due 05/10/2022 +~		14,200	13,854
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +		33,400	32,815
Post Holdings, Inc.
3.490% (LIBOR03M + 2.250%) due 05/24/2024 ~		4,289	4,303
Techem GmbH
TBD% due 07/31/2024	EUR	10,300	12,267

Total Loan Participations and Assignments (Cost $252,003)			250,814

CORPORATE BONDS & NOTES 25.1%
BANKING & FINANCE 21.7%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$400	409
3.950% due 02/01/2022		200	208
4.250% due 07/01/2020		17,600	18,396
4.500% due 05/15/2021		4,200	4,446
4.625% due 10/30/2020		13,400	14,268
Air Lease Corp.
3.750% due 02/01/2022		25	26
Alexandria Real Estate Equities, Inc.
3.900% due 06/15/2023		26,300	27,363
Ally Financial, Inc.
3.500% due 01/27/2019		69,457	70,672
4.750% due 09/10/2018		119,254	122,188
6.250% due 12/01/2017		68,589	69,069
8.000% due 03/15/2020		23,306	26,278
American International Group, Inc.
3.750% due 07/10/2025		17,000	17,579
4.875% due 06/01/2022		15	16
ASIF SRL
15.263% (15% - (2 * EE0012M)) due 04/09/2018 ~	EUR	7,126,000	4,701
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(d)		20,600	7,578
4.750% due 01/15/2018 ^(d)		32,800	12,066
Bank of America Corp.
1.971% (US0003M + 0.650%) due 10/01/2021 ~		$13,200	13,246
2.000% due 01/11/2018		10	10
2.313% (US0003M + 1.000%) due 04/24/2023 ~		65,400	66,006
2.625% due 04/19/2021		54,100	54,552
2.726% (US0003M + 1.420%) due 04/19/2021 ~		44,520	45,821
2.881% (US0003M + 1.021%) due 04/24/2023 ~		26,600	26,736
3.300% due 01/11/2023		24,365	24,971
3.875% due 08/01/2025		56,308	59,022
4.000% due 04/01/2024		13,193	13,945
4.100% due 07/24/2023		17,990	19,174
4.125% due 01/22/2024		20,500	21,830
5.650% due 05/01/2018		1,700	1,739
5.700% due 01/24/2022		18,842	21,209
5.750% due 12/01/2017		49,639	49,982
6.875% due 04/25/2018		543,557	559,275

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Bank of America N.A.
1.750% due 06/05/2018		$13,800	$13,816
Bank of Nova Scotia
1.450% due 04/25/2018		80	80
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.339% (US0003M + 1.020%) due 09/14/2018 ~		25,000	25,199
Barclays Bank PLC
7.625% due 11/21/2022		100,995	116,207
7.750% (USSW5 + 6.833%) due 04/10/2023 ~		13,399	13,818
10.000% due 05/21/2021	GBP	3,100	5,253
10.179% due 06/12/2021		$225,752	279,738
14.000% (BP0003M + 13.400%) due 06/15/2019 ~(j)	GBP	367,534	583,370
Barclays PLC
2.929% (US0003M + 1.625%) due 01/10/2023 ~		$49,400	50,497
3.200% due 08/10/2021		34,500	35,042
3.419% (US0003M + 2.110%) due 08/10/2021 ~		62,000	64,770
3.684% due 01/10/2023		45,000	46,184
4.337% due 01/10/2028		7,800	8,066
BBVA Bancomer S.A.
6.500% due 03/10/2021		119,600	132,457
7.250% due 04/22/2020		5,000	5,513
Bear Stearns Cos. LLC
7.250% due 02/01/2018		3,500	3,565
BFC Finance Corp.
7.375% due 12/01/2017 +		124	125
BGC Partners, Inc.
5.125% due 05/27/2021		10,700	11,270
Blackstone CQP Holdco LP
6.000% due 08/18/2021		49,760	48,889
6.500% due 03/20/2021		338,500	343,578
BRFkredit A/S
1.000% due 01/01/2018	DKK	171,900	27,434
1.000% due 04/01/2018		60,000	9,601
1.000% due 10/01/2018		139,000	22,403
2.000% due 01/01/2018		61,100	9,759
2.000% due 04/01/2018		47,400	7,621
2.000% due 10/01/2018		150,000	24,426
4.000% due 01/01/2018		64,400	10,343
Brixmor Operating Partnership LP
4.125% due 06/15/2026		$10,000	10,098
Caixa Economica Federal
2.375% due 11/06/2017		100	100
CC Holdings GS LLC
3.849% due 04/15/2023		1,500	1,571
CIT Group, Inc.
3.875% due 02/19/2019		1,300	1,328
5.375% due 05/15/2020		800	861
5.500% due 02/15/2019		19,469	20,394
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		13,361	14,955
Citigroup, Inc.
1.700% due 04/27/2018		15,000	15,001
2.050% due 06/07/2019		57,300	57,362
2.094% (US0003M + 0.790%) due 01/10/2020 ~		15,600	15,721
2.191% (US0003M + 0.880%) due 07/30/2018 ~		28,300	28,453
2.247% (US0003M + 0.930%) due 06/07/2019 ~		119,100	120,314
2.274% (US0003M + 0.960%) due 04/25/2022 ~		68,900	69,362
2.350% due 08/02/2021		28,900	28,769
2.450% due 01/10/2020		60,900	61,367
2.650% due 10/26/2020		29,100	29,415
2.700% due 03/30/2021		65,300	66,046
2.713% (US0003M + 1.380%) due 03/30/2021 ~		72,200	74,006
2.746% (US0003M + 1.430%) due 09/01/2023 ~		21,426	21,989
2.750% due 04/25/2022		61,800	62,012
3.887% (US0003M + 1.563%) due 01/10/2028 ~		92,900	95,442

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
8.400% (US0003M + 4.029%) due 04/30/2018 ~(j)		$5,000	$5,231
Cooperatieve Rabobank UA
4.375% due 08/04/2025		46,000	48,367
6.875% due 03/19/2020	EUR	12,500	17,199
11.000% (US0003M + 10.868%) due 06/30/2019 ~(j)		$65,745	74,538
Corporate Office Properties LP
5.000% due 07/01/2025		28,500	30,637
Credit Suisse AG
6.500% due 08/08/2023		12,600	14,270
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		25,000	25,516
3.450% due 04/16/2021		36,200	37,177
3.594% (US0003M + 2.290%) due 04/16/2021 ~		150,650	158,304
3.750% due 03/26/2025		51,600	52,628
3.800% due 09/15/2022		125,529	130,410
3.800% due 06/09/2023		93,100	96,462
Crown Castle International Corp.
5.250% due 01/15/2023		21,541	23,866
Daiwa Securities Group, Inc.
3.129% due 04/19/2022		40,300	40,790
Deutsche Bank AG
2.274% (US0003M + 0.970%) due 07/13/2020 ~		94,500	94,845
2.850% due 05/10/2019		55,400	55,969
3.219% (US0003M + 1.910%) due 05/10/2019 ~		105,300	107,570
3.375% due 05/12/2021		31,000	31,600
4.250% due 10/14/2021		240,500	252,218
Dexia Credit Local S.A.
2.375% due 09/20/2022		167,300	166,907
Digital Realty Trust LP
3.400% due 10/01/2020		20,000	20,635
3.950% due 07/01/2022		31,100	32,816
4.750% due 10/01/2025		10,000	10,851
Emerald Bay S.A.
5.000% due 10/15/2020 +~	EUR	2,890	2,907
5.000% due 10/31/2020 +		1,666	1,689
5.000% due 10/31/2020 +~		3,539	3,565
5.000% due 06/23/2022 +~		9,302	9,359
ERP Operating LP
2.850% due 11/01/2026		$5,900	5,744
Essex Portfolio LP
3.500% due 04/01/2025		6,100	6,183
FNBC Pass-Through Trust
8.080% due 01/05/2018		12	12
Ford Motor Credit Co. LLC
2.139% (US0003M + 0.830%) due 08/12/2019 ~		4,700	4,722
2.140% (US0003M + 0.830%) due 03/12/2019 ~		10,000	10,050
2.240% due 06/15/2018		3,100	3,110
2.375% due 01/16/2018		4,300	4,309
2.884% (US0003M + 1.580%) due 01/08/2019 ~		52,600	53,359
2.943% due 01/08/2019		11,300	11,430
3.200% due 01/15/2021		34,205	34,913
3.336% due 03/18/2021		39,400	40,319
5.000% due 05/15/2018		4,200	4,283
General Motors Financial Co., Inc.
2.234% (US0003M + 0.930%) due 04/13/2020 ~		28,600	28,761
2.400% due 04/10/2018		45,436	45,587
2.664% (US0003M + 1.360%) due 04/10/2018 ~		600	603
3.200% due 07/13/2020		63,300	64,932
3.250% due 05/15/2018		16,535	16,685
3.500% due 07/10/2019		22,735	23,293
6.750% due 06/01/2018		10,970	11,327
Glitnir Banki HF
0.000% due 12/31/2030 +	EUR	28	3

See Accompanying Notes	3

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Goldman Sachs Group, Inc.
2.473% (US0003M + 1.160%) due 04/23/2020 ~		$19,964	$20,294
2.511% (US0003M + 1.200%) due 04/30/2018 ~		8,200	8,249
2.520% (US0003M + 1.200%) due 09/15/2020 ~		25,000	25,484
2.750% due 09/15/2020		26,000	26,355
3.087% (US0003M + 1.770%) due 02/25/2021 ~		100,000	103,766
3.500% due 01/23/2025		10,100	10,253
3.850% due 07/08/2024		16,113	16,784
5.250% due 07/27/2021		1,100	1,209
7.500% due 02/15/2019		2,200	2,363
Goodman Australia Industrial Fund Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,400	5,324
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		5,000	4,992
GSPA Monetization Trust
6.422% due 10/09/2029 +		17,400	19,965
HBOS PLC
6.750% due 05/21/2018		253,366	260,939
HCP, Inc.
4.000% due 12/01/2022		29,900	31,472
Hospitality Properties Trust
4.250% due 02/15/2021		56,100	58,473
Host Hotels & Resorts LP
3.750% due 10/15/2023		40	41
HSBC Finance Corp.
6.676% due 01/15/2021		29	33
HSBC Holdings PLC
2.801% (US0003M + 1.500%) due 01/05/2022 ~		69,000	71,234
3.400% due 03/08/2021		32,500	33,521
3.557% (US0003M + 2.240%) due 03/08/2021 ~		49,700	52,327
4.300% due 03/08/2026		8,300	8,924
ING Bank NV
2.625% due 12/05/2022		48,200	48,858
ING Groep NV
2.483% (US0003M + 1.150%) due 03/29/2022 ~		12,100	12,323
International Lease Finance Corp.
6.250% due 05/15/2019		2,900	3,083
7.125% due 09/01/2018		43,075	45,110
8.625% due 01/15/2022		3,000	3,679
Intrum Justitia AB
2.750% due 07/15/2022	EUR	500	599
Jefferies Finance LLC
7.375% due 04/01/2020		$200	207
JPMorgan Chase & Co.
1.864% (US0003M + 0.550%) due 04/25/2018 ~		50,255	50,390
2.214% (US0003M + 0.900%) due 04/25/2023 ~		66,000	66,519
2.250% due 01/23/2020		8,200	8,245
2.400% due 06/07/2021		8,800	8,832
2.550% due 10/29/2020		9,700	9,812
2.550% due 03/01/2021		23,700	23,943
2.750% due 06/23/2020		76,800	78,274
2.796% (US0003M + 1.480%) due 03/01/2021 ~		15,000	15,487
3.250% due 09/23/2022		5	5
3.300% due 04/01/2026		100	100
3.625% due 05/13/2024		1,700	1,774
3.875% due 02/01/2024		10,650	11,278
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		261,000	261,000
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		53,000	53,964
KeyCorp
2.900% due 09/15/2020		14,900	15,231
Kilroy Realty LP
4.375% due 10/01/2025		3,100	3,261
Kimco Realty Corp.
2.700% due 03/01/2024		10,200	9,873
3.300% due 02/01/2025		4,000	4,003
LeasePlan Corp. NV
2.500% due 05/16/2018		3,462	3,467

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Legacy Mortgage Asset Trust
4.410% due 11/01/2056 +		$700,000	$655,938
Liberty Property LP
4.750% due 10/01/2020		75	80
Lifestorage, LP
3.500% due 07/01/2026		8,900	8,575
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		23,500	25,968
Lloyds Bank PLC
6.500% due 09/14/2020		100	111
12.000% (US0003M + 11.756%) due 12/16/2024 ~(j)		537,785	728,966
Lloyds Banking Group PLC
0.010% due 10/11/2018 (k) +		22,500	22,494
0.010% due 02/04/2019 (k) +		17,500	17,475
7.625% (BPSW5 + 5.010%) due 06/27/2023 ~(j)	GBP	25,200	37,860
MetLife, Inc.
7.717% due 02/15/2019		$120	130
Metropolitan Life Global Funding
1.754% (US0003M + 0.430%) due 12/19/2018 ~		10,000	10,050
3.450% due 12/18/2026		14,000	14,424
Mitsubishi UFJ Financial Group, Inc.
3.196% (US0003M + 1.880%) due 03/01/2021 ~		11,800	12,283
MMcapS Funding Ltd.
1.619% (US0003M + 0.290%) due 12/26/2039 ~		27,723	23,010
Morgan Stanley
2.109% (US0003M + 0.800%) due 02/14/2020 ~		79,880	80,273
2.450% due 02/01/2019		35,000	35,253
2.487% (US0003M + 1.180%) due 01/20/2022 ~		64,025	64,957
2.500% due 04/21/2021		20,200	20,271
2.707% (US0003M + 1.400%) due 04/21/2021 ~		1,788	1,837
3.125% due 07/27/2026		2,800	2,748
5.500% due 01/26/2020		100	107
5.625% due 09/23/2019		200	214
5.950% due 12/28/2017		1,200	1,212
Nasdaq, Inc.
1.713% (US0003M + 0.390%) due 03/22/2019 ~		35,600	35,624
National Australia Bank Ltd.
2.250% due 03/16/2021		16,600	16,614
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		165	243
Navient Corp.
5.875% due 03/25/2021		600	634
8.450% due 06/15/2018		114,136	119,215
Nordea Hypotek AB
2.250% due 06/19/2019	SEK	269,300	34,431
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	46,900	7,449
1.000% due 04/01/2018		396,500	63,465
1.000% due 10/01/2018		2,294,100	369,933
2.000% due 04/01/2018		58,800	9,455
Nykredit Realkredit A/S
1.000% due 10/01/2017		170,100	27,017
1.000% due 01/01/2018		60,400	9,627
1.000% due 04/01/2018		2,066,600	330,740
1.000% due 07/01/2018		1,201,200	192,909
1.000% due 10/01/2018		10,164,900	1,639,953
2.000% due 01/01/2018		188,400	30,106
2.000% due 04/01/2018		513,100	82,511
2.000% due 07/01/2018		100,000	16,180
2.000% due 10/01/2018		100,000	16,292
Omega Healthcare Investors, Inc.
5.250% due 01/15/2026		$33,300	35,208
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		88,600	93,751
OneMain Financial Holdings LLC
6.750% due 12/15/2019		19,147	19,913
7.250% due 12/15/2021		42,475	44,439
ORIX Corp.
2.650% due 04/13/2021		2,500	2,503
Pinnacol Assurance
8.625% due 06/25/2034 +(k)		15,000	16,090

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Piper Jaffray Cos.
5.060% due 10/09/2018		$70,000	$71,631
Preferred Term Securities Ltd.
1.630% (US0003M + 0.310%) due 12/22/2036 ~		65,144	56,024
1.700% (US0003M + 0.380%) due 09/23/2035 ~		10,510	9,354
1.724% (US0003M + 0.400%) due 06/23/2035 ~		13,005	11,574
Public Storage
2.370% due 09/15/2022		13,000	12,965
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	496,100	79,079
1.000% due 04/01/2018		4,718,800	755,237
2.000% due 01/01/2018		297,900	47,591
2.000% due 04/01/2018		1,033,100	166,119
Rio Oil Finance Trust
9.250% due 07/06/2024		$14,278	14,911
Royal Bank of Canada
1.875% due 02/05/2020		15	15
2.200% due 09/23/2019		9,995	10,048
2.300% due 03/22/2021		56,800	57,011
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	19,200	24,362
3.875% due 09/12/2023		$31,200	31,957
6.990% (US0003M + 2.670%) due 10/05/2017 ~(j)		53,850	61,524
7.500% (USSW5 + 5.800%) due 08/10/2020 ~(j)		7,600	7,978
7.648% (US0003M + 2.500%) due 09/30/2031 ~(j)		13,890	17,717
8.625% (USSW5 + 7.598%) due 08/15/2021 ~(j)		12,200	13,557
Santander Holdings USA, Inc.
2.700% due 05/24/2019		62,600	63,112
2.767% (US0003M + 1.450%) due 11/24/2017 ~		77,800	77,956
Santander UK Group Holdings PLC
2.875% due 10/16/2020		10,000	10,150
2.875% due 08/05/2021		12,000	12,069
3.125% due 01/08/2021		8,900	9,069
Santander UK PLC
2.500% due 03/14/2019		10,375	10,471
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		2,400	2,395
3.000% due 06/19/2019	SEK	500,000	64,669
SL Green Realty Corp.
4.500% due 12/01/2022		$200	208
5.000% due 08/15/2018		68	69
7.750% due 03/15/2020		400	446
Springleaf Finance Corp.
6.125% due 05/15/2022		36,020	38,237
8.250% due 12/15/2020		84,700	95,923
Stadshypotek AB
2.500% due 09/18/2019	SEK	1,542,000	198,915
3.000% due 12/19/2018		200,000	25,548
Sumitomo Mitsui Financial Group, Inc.
2.446% (US0003M + 1.140%) due 10/19/2021 ~		$18,400	18,721
2.934% due 03/09/2021		1,900	1,932
Sumitomo Mitsui Trust Bank Ltd.
1.826% (US0003M + 0.510%) due 03/06/2019 ~		32,000	32,080
2.050% due 03/06/2019		14,300	14,314
2.214% (US0003M + 0.910%) due 10/18/2019 ~		37,300	37,669
Swedbank Hypotek AB
1.375% due 03/28/2018		1,300	1,299
3.750% due 06/19/2019	SEK	646,100	84,647
Synchrony Financial
2.711% (US0003M + 1.400%) due 11/09/2017 ~		$3,200	3,203
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	13,701	20,016
5.661% due 10/13/2041		8,189	12,151
5.744% due 04/13/2040		9,013	13,549
5.801% due 10/13/2040		23,259	35,239
Toronto-Dominion Bank
2.250% due 03/15/2021		$39,400	39,432
2.500% due 01/18/2023		37,300	37,544

4	See Accompanying Notes

September 30, 2017

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. Capital Funding Ltd.
2.191% (US0003M + 0.880%) due 05/01/2034 ~		$11,400	$10,374
UBS AG
1.637% (US0003M + 0.320%) due 12/07/2018 ~		171,000	171,309
1.897% (US0003M + 0.580%) due 06/08/2020 ~		254,600	255,720
2.166% (US0003M + 0.850%) due 06/01/2020 ~		13,300	13,464
5.125% due 05/15/2024		300	321
5.875% due 12/20/2017		233	235
7.625% due 08/17/2022		35,250	41,639
UBS Group Funding Switzerland AG
2.650% due 02/01/2022		11,800	11,762
2.841% (US0003M + 1.530%) due 02/01/2022 ~		17,300	17,840
2.950% due 09/24/2020		20,000	20,324
3.000% due 04/15/2021		102,555	104,030
3.084% (US0003M + 1.780%) due 04/14/2021 ~		184,300	190,998
4.125% due 09/24/2025		12,000	12,631
4.125% due 04/15/2026		43,200	45,403
VEREIT Operating Partnership LP
4.875% due 06/01/2026		4,500	4,825
Washington Prime Group LP
5.950% due 08/15/2024		35,700	36,462
WEA Finance LLC
3.150% due 04/05/2022		10,600	10,731
3.250% due 10/05/2020		25,000	25,542
3.750% due 09/17/2024		12,300	12,554
Wells Fargo & Co.
2.541% (US0003M + 1.230%) due 10/31/2023 ~		50,100	51,271
7.980% (US0003M + 3.770%) due 03/15/2018 ~(j)		118,800	122,513
Wells Fargo Bank N.A.
1.966% (US0003M + 0.650%) due 12/06/2019 ~		64,300	64,957

			16,096,771

INDUSTRIALS 2.3%
AbbVie, Inc.
1.800% due 05/14/2018		700	701
2.300% due 05/14/2021		17,500	17,482
2.900% due 11/06/2022		7,400	7,512
Actavis, Inc.
3.250% due 10/01/2022		7,751	7,960
Aetna, Inc.
1.700% due 06/07/2018		35,800	35,829
Allergan Funding SCS
3.450% due 03/15/2022		17,201	17,868
Altice Financing S.A.
7.500% due 05/15/2026		80,800	89,082
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	2,300	2,893

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
7.750% due 05/15/2022		$700	$744
Amazon.com, Inc.
2.400% due 02/22/2023		15,300	15,277
American Airlines Pass Through Trust
3.000% due 04/15/2030		11,400	11,343
3.250% due 04/15/2030		8,900	8,834
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		9,535	9,894
Asciano Finance Ltd.
4.625% due 09/23/2020		30	31
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		86,100	86,291
2.195% (US0003M + 0.880%) due 08/15/2022 ~		72,000	72,284
2.297% due 08/14/2020		77,000	77,282
2.764% due 08/15/2022		11,700	11,775
3.222% due 08/15/2024		11,700	11,742
BAT International Finance PLC
2.750% due 06/15/2020		17,600	17,895
Baxalta, Inc.
2.103% (US0003M + 0.780%) due 06/22/2018 ~		21,450	21,529
3.600% due 06/23/2022		5,000	5,185
4.000% due 06/23/2025		4,100	4,306
Becton Dickinson and Co.
2.133% due 06/06/2019		20,000	20,057
Broadcom Corp.
3.625% due 01/15/2024		23,400	24,065
Burlington Northern Santa Fe LLC
3.000% due 03/15/2023		5	5
CBS Corp.
4.000% due 01/15/2026		8,000	8,277
Charter Communications Operating LLC
3.579% due 07/23/2020		23,400	24,033
4.464% due 07/23/2022		53,500	56,560
4.908% due 07/23/2025		50,800	54,373
Continental Airlines Pass-Through Trust
6.820% due 11/01/2019		551	563
7.707% due 10/02/2022		859	929
Corning, Inc.
2.900% due 05/15/2022		5	5
CVS Pass-Through Trust
8.353% due 07/10/2031		222	289
Dell International LLC
4.420% due 06/15/2021		115,500	121,354
5.450% due 06/15/2023		80,000	87,847
DXC Technology Co.
2.266% (US0003M + 0.950%) due 03/01/2021 ~		13,100	13,151
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~		4,600	4,639
Endo Dac
5.875% due 10/15/2024		1,600	1,684
Energy Transfer LP
2.500% due 06/15/2018		22,100	22,190
6.700% due 07/01/2018		6,800	7,036
ERAC USA Finance LLC
2.800% due 11/01/2018		2,130	2,148
Forest Laboratories LLC
5.000% due 12/15/2021		2,500	2,734
General Motors Co.
3.500% due 10/02/2018		4,320	4,391
Hamilton College
4.750% due 07/01/2113		29,370	29,477
HCA, Inc.
3.750% due 03/15/2019		62,591	64,078
5.875% due 03/15/2022		300	333
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	17,500	20,683
HP, Inc.
4.650% due 12/09/2021		$80	86

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Imperial Brands Finance PLC
2.950% due 07/21/2020		$34,500	$35,041
3.750% due 07/21/2022		29,000	30,177
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		17,600	17,861
Kraft Heinz Foods Co.
2.000% due 07/02/2018		9,200	9,220
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		47,547	48,617
4.500% due 08/15/2025		4,791	4,834
Marks & Spencer PLC
6.250% due 12/01/2017		2,000	2,013
Medtronic, Inc.
3.150% due 03/15/2022		3,300	3,418
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		18,000	18,126
Microsoft Corp.
2.875% due 02/06/2024		26,400	27,028
Motors Liquidation Co.
8.375% due 07/05/2033 ^+(d)	EUR	20,000	0
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023		$1,653	1,766
7.041% due 10/01/2023		8,649	9,968
7.150% due 04/01/2021		3,662	3,900
Oracle Corp.
1.900% due 09/15/2021		24,000	23,833
2.400% due 09/15/2023		15,800	15,718
Pioneer Natural Resources Co.
6.875% due 05/01/2018		500	514
Reynolds American, Inc.
4.000% due 06/12/2022		11,456	12,112
Rockies Express Pipeline LLC
5.625% due 04/15/2020		8,890	9,390
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		15,000	16,733
SBA Tower Trust
2.877% due 07/10/2046 +		13,500	13,695
SFR Group S.A.
7.375% due 05/01/2026		65,700	71,038
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		68,300	68,190
2.400% due 09/23/2021		6,400	6,382
Spectra Energy Partners LP
2.016% (US0003M + 0.700%) due 06/05/2020 ~		33,800	34,090
Tesco PLC
5.125% due 04/10/2047	EUR	8,300	10,861
Time Warner Cable LLC
5.000% due 02/01/2020		$1,600	1,692
8.250% due 04/01/2019		5,640	6,134
TransCanada PipeLines Ltd.
3.125% due 01/15/2019		19,000	19,288
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	17,700	24,473
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018		$2,000	1,998
WestJet Airlines Ltd.
3.500% due 06/16/2021		30,100	30,643
Worthington Industries, Inc.
4.550% due 04/15/2026		30	31
Wynn Las Vegas LLC
4.250% due 05/30/2023		200	207
5.250% due 05/15/2027		1,800	1,836
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		8,537	8,626
3.375% due 11/30/2021		1,700	1,743

			1,695,922

UTILITIES 1.1%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~		76,600	76,994
2.254% (US0003M + 0.950%) due 07/15/2021 ~		128,100	129,784
2.800% due 02/17/2021		11,300	11,441

See Accompanying Notes	5

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.400% due 05/15/2025		$20,300	$20,008
3.600% due 02/17/2023		63,000	64,876
3.875% due 08/15/2021		8,868	9,289
Blue Racer Midstream LLC
6.125% due 11/15/2022		21,964	22,898
BP Capital Markets PLC
1.659% (US0003M + 0.350%) due 08/14/2018 ~		55,100	55,241
Electricite de France S.A.
6.500% due 01/26/2019		6,100	6,464
Emera U.S. Finance LP
2.150% due 06/15/2019		5,400	5,404
Entergy Corp.
4.000% due 07/15/2022		10,376	10,991
Entergy Louisiana LLC
3.950% due 10/01/2020		200	208
Exelon Corp.
3.950% due 06/15/2025		733	767
Genesis Energy LP
5.750% due 02/15/2021		9,666	9,751
6.750% due 08/01/2022		42,734	43,909
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		19,450	19,668
Monongahela Power Co.
3.550% due 05/15/2027		4,000	4,066
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(d)		102,999	67,206
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(d)(k)		8,215	2,998
6.750% due 10/01/2023 ^(d)(k)		13,065	4,736
Petrobras Global Finance BV
5.299% due 01/27/2025		7,278	7,276
6.125% due 01/17/2022		6,700	7,219
Plains All American Pipeline LP
2.600% due 12/15/2019		4,167	4,160
6.500% due 05/01/2018		4,382	4,488
Regency Energy Partners LP
4.500% due 11/01/2023		35,125	36,843
5.500% due 04/15/2023		33,143	34,270
6.500% due 07/15/2021		7,262	7,444
Rio Oil Finance Trust
9.750% due 01/06/2027		34,942	36,689
Sprint Capital Corp.
6.900% due 05/01/2019		13,300	14,214
Telecom Italia SpA
7.375% due 12/15/2017	GBP	13,000	17,651
Verizon Communications, Inc.
1.865% (US0003M + 0.550%) due 05/22/2020 ~		$37,500	37,566
3.376% due 02/15/2025		63,662	64,093
3.500% due 11/01/2024		115	117
Virginia Electric & Power Co.
4.450% due 02/15/2044		10	11

			838,740

Total Corporate Bonds & Notes (Cost $18,000,261)			18,631,433

MUNICIPAL BONDS & NOTES 0.6%
ALABAMA 0.0%
Alabama Economic Settlement Authority Revenue Notes, Series 2016
3.163% due 09/15/2025		13,200	13,473

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	$100	$125
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	602	875
7.550% due 04/01/2039	402	617
California State Public Works Board Revenue Bonds, (BABs), Series 2010
8.000% due 03/01/2035	7,070	7,991
Irvine Unified School District, California Special Tax Notes, Series 2011
5.845% due 09/01/2018	750	776
6.328% due 09/01/2019	500	535
6.578% due 09/01/2020	1,000	1,099
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.110% due 08/01/2030	4,000	4,459
8.360% due 08/01/2040	9,525	10,645
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	11,615	15,943
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	200	270
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	14,350
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	20,000	21,810
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	798
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,344
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	1,096

		83,733

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR Insured), Series 2003
5.910% due 06/01/2033	165	187

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	50,934	63,302

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	36,430	38,990
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	33,500	38,490
7.750% due 01/01/2042	20,600	22,320

		99,800

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	22,660	22,955

MASSACHUSETTS 0.0%
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	17,200	19,226

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	275	272

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2021 (g)	3,000	2,739
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	600	619

		3,358

NEW YORK 0.0%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
4.905% due 11/01/2024	400	454
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	209

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
6.000% due 06/01/2027	$5,110	$5,091

		5,754

OHIO 0.0%
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,521

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.301% due 06/15/2021	2,100	2,253
5.401% due 06/15/2022	3,500	3,822
5.501% due 06/15/2023	3,500	3,877

		9,952

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	197

SOUTH CAROLINA 0.0%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
1.456% (US0003M + 0.140%) due 12/01/2023 ~	1,746	1,746

TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
2.399% (US0003M + 1.100%) due 04/01/2040 ~	7,215	7,326

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	133,150	130,307

Total Municipal Bonds & Notes (Cost $435,198)		465,109

U.S. GOVERNMENT AGENCIES 46.8%
Bolivia Government AID Bond
1.459% (US0003M + 0.125%) due 02/01/2019 +~	657	642
Fannie Mae
0.000% due 01/25/2019 - 03/25/2036 (b)(g)	2,151	1,986
0.000% due 10/09/2019 (g)	13,300	12,825
0.729% due 08/25/2022 ~(a)	65,724	1,643
1.297% (LIBOR01M + 0.060%) due 07/25/2037 ~	226	222
1.318% due 03/25/2036 ~(a)	34,373	2,014
1.357% (LIBOR01M + 0.120%) due 03/25/2034 ~	63	62
1.367% (LIBOR01M + 0.130%) due 03/25/2036 ~	1,803	1,723
1.387% (LIBOR01M + 0.150%) due 08/25/2034 ~	50	49
1.437% (US0001M + 0.200%) due 05/25/2035 ~	14	14
1.487% (LIBOR01M + 0.250%) due 05/25/2037 ~	49	50
1.524% (LIBOR01M + 0.120%) due 06/25/2032 ~	12	12
1.537% (LIBOR01M + 0.300%) due 12/25/2028 - 03/25/2037 ~	1,028	1,025
1.557% (LIBOR01M + 0.320%) due 06/25/2037 ~	185	185
1.587% (LIBOR01M + 0.350%) due 08/25/2033 - 05/25/2042 ~	1,211	1,218
1.587% (US0001M + 0.350%) due 03/25/2044 ~	364	364

6	See Accompanying Notes

September 30, 2017

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.597% (LIBOR01M + 0.360%) due 03/25/2037 ~	$18	$18
1.617% (LIBOR01M + 0.380%) due 07/25/2037 ~	698	702
1.634% (LIBOR01M + 0.400%) due 04/18/2028 ~	36	36
1.637% (LIBOR01M + 0.400%) due 06/25/2029 - 11/25/2036 ~	2,032	2,040
1.661% due 06/25/2055 ~(a)	28,811	1,616
1.682% (LIBOR01M + 0.450%) due 09/25/2046 ~	63,710	63,884
1.684% (LIBOR01M + 0.450%) due 10/18/2030 ~	193	193
1.687% (LIBOR01M + 0.450%) due 08/25/2021 - 09/25/2037 ~	2,301	2,312
1.737% (LIBOR01M + 0.500%) due 08/25/2030 - 05/25/2040 ~	478	481
1.757% (LIBOR01M + 0.520%) due 10/25/2040 ~	55	56
1.758% due 05/25/2044 ~(a)	28,076	1,327
1.784% (LIBOR01M + 0.550%) due 12/18/2031 ~	51	52
1.787% (LIBOR01M + 0.550%) due 06/25/2018 - 09/25/2041 ~	221	224
1.817% (LIBOR01M + 0.580%) due 08/25/2037 ~	6,826	6,885
1.837% (LIBOR01M + 0.600%) due 08/25/2022 ~	2	2
1.867% (LIBOR01M + 0.630%) due 05/25/2040 ~	1,289	1,304
1.875% (COF 11 + 1.250%) due 09/01/2024 - 12/01/2024 ~	15	16
1.883% due 12/25/2038 ~(a)	37,097	1,918
1.887% (LIBOR01M + 0.650%) due 10/25/2023 - 03/25/2024 ~	448	454
1.895% (COF 11 + 1.250%) due 03/01/2033 ~	41	41
1.902% (H15T1Y + 1.250%) due 01/01/2021 ~	2	2
1.907% (COF 11 + 1.250%) due 10/01/2020 ~	5	5
1.907% (LIBOR01M + 0.670%) due 03/25/2038 ~	81	82
1.919% (COF 11 + 1.250%) due 11/01/2024 ~	123	122
1.937% (LIBOR01M + 0.700%) due 10/25/2037 - 06/25/2040 ~	3,698	3,737
1.957% (LIBOR01M + 0.720%) due 06/25/2037 ~	218	221
1.987% (LIBOR01M + 0.750%) due 03/25/2038 - 11/25/2039 ~	324	330
2.029% (12MTA + 1.200%) due 03/01/2044 - 10/01/2044 ~	6,576	6,698
2.030% (12MTA + 1.200%) due 07/01/2042 - 10/01/2044 ~	11,423	11,631
2.031% (12MTA + 1.201%) due 12/01/2044 ~	1,947	1,984
2.037% (LIBOR01M + 0.800%) due 01/25/2022 ~	2	2
2.067% (LIBOR01M + 0.830%) due 01/25/2022 ~	12	12
2.080% (12MTA + 1.250%) due 09/01/2041 ~	6,284	6,394
2.087% (LIBOR01M + 0.850%) due 12/25/2021 ~	5	5
2.137% (LIBOR01M + 0.900%) due 04/25/2032 ~	10	10
2.230% (12MTA + 1.400%) due 10/01/2030 - 10/01/2040 ~	2,193	2,229
2.237% (LIBOR01M + 1.000%) due 04/25/2023 ~	53	54
2.375% (H15T1Y + 1.625%) due 02/01/2022 ~	24	24
2.381% (COF 11 + 1.753%) due 09/01/2019 ~	83	83

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.395% (H15T1Y + 1.770%) due 11/01/2031 ~	$51	$51
2.420% due 02/01/2019	47	47
2.515% (US0001M + 1.265%) due 04/01/2027 ~	1	1
2.516% (H15T1Y + 1.750%) due 01/01/2020 ~	39	40
2.534% (COF 11 + 1.824%) due 02/01/2028 ~	49	50
2.546% (US0012M + 1.087%) due 11/01/2037 ~	18	19
2.565% (H15T1Y + 2.065%) due 10/01/2019 ~	8	8
2.577% (H15T1Y + 1.960%) due 07/01/2019 ~	3	3
2.585% (H15T1Y + 2.075%) due 05/01/2023 ~	50	50
2.605% (H15T1Y + 2.105%) due 09/01/2023 ~	61	62
2.605% (US0006M + 1.230%) due 06/01/2035 ~	338	350
2.625% (COF 11 + 2.000%) due 08/01/2024 ~	16	17
2.641% (H15T1Y + 2.091%) due 11/01/2035 ~	3,892	4,097
2.647% (12MTA + 1.815%) due 08/01/2025 ~	358	377
2.655% (H15T1Y + 2.125%) due 12/01/2025 ~	58	59
2.662% (US0012M + 1.272%) due 10/01/2034 ~	65	67
2.676% (H15T1Y + 1.750%) due 03/01/2019 ~	6	6
2.680% due 02/01/2022	5,172	5,275
2.689% (H15T1Y + 2.114%) due 12/01/2033 ~	330	345
2.690% (H15T1Y + 2.065%) due 12/01/2023 ~	57	58
2.694% (12MTA + 1.838%) due 11/01/2035 ~	1,012	1,058
2.700% (H15T1Y + 2.200%) due 11/01/2023 - 06/01/2025 ~	24	24
2.700% (US0006M + 1.306%) due 04/01/2027 ~	13	13
2.704% (H15T1Y + 2.000%) due 07/01/2024 ~	32	32
2.735% (H15T1Y + 2.175%) due 11/01/2035 ~	1,283	1,354
2.750% (H15T1Y + 1.750%) due 12/01/2020 ~	5	5
2.750% due 07/01/2022 - 09/01/2022	11,174	11,415
2.762% (US0012M + 1.177%) due 02/01/2035 ~	960	992
2.769% (US0012M + 1.457%) due 09/01/2035 ~	4	5
2.770% (H15T1Y + 2.143%) due 05/01/2025 ~	50	52
2.770% (LIBOR06M + 1.395%) due 06/01/2030 ~	23	23
2.771% (US0012M + 1.308%) due 11/01/2035 ~	51	53
2.775% (US0006M + 1.389%) due 09/01/2035 ~	42	44
2.784% (US0012M + 1.242%) due 10/01/2034 ~	470	491
2.787% (H15T1Y + 2.120%) due 03/01/2025 ~	171	177
2.790% due 07/01/2022	4,083	4,187
2.795% (US0006M + 1.420%) due 11/01/2023 ~	9	9
2.800% due 03/01/2018 - 08/01/2022	11,882	12,176
2.815% (H15T1Y + 2.190%) due 11/01/2023 ~	71	72
2.817% (H15T1Y + 2.175%) due 01/01/2036 ~	388	410
2.825% (H15T1Y + 2.200%) due 12/01/2023 ~	48	49
2.826% (H15T1Y + 2.257%) due 02/01/2028 ~	11	12

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.831% (H15T1Y + 2.120%) due 11/01/2025 ~	$22	$23
2.838% (US0006M + 1.463%) due 09/01/2022 ~	29	30
2.839% (US0006M + 1.404%) due 03/01/2035 ~	19	20
2.840% (US0012M + 1.340%) due 11/01/2034 ~	457	475
2.845% (H15T1Y + 2.095%) due 04/01/2027 ~	1	1
2.845% (US0012M + 1.345%) due 12/01/2034 ~	82	85
2.848% (US0006M + 1.450%) due 02/01/2023 ~	28	28
2.850% due 06/01/2022	94	97
2.851% (H15T1Y + 2.130%) due 04/01/2033 ~	30	32
2.857% (H15BIN6M + 1.752%) due 06/01/2021 ~	29	29
2.860% (H15T1Y + 1.985%) due 05/01/2024 ~	4	4
2.864% (US0006M + 1.489%) due 06/01/2023 ~	40	40
2.870% due 09/01/2027	100,000	100,716
2.872% (US0012M + 1.415%) due 11/01/2034 ~	528	554
2.874% (H15T1Y + 2.135%) due 11/01/2025 ~	173	182
2.880% (US0012M + 1.380%) due 12/01/2034 ~	64	67
2.884% (H15T1Y + 2.065%) due 11/01/2025 ~	33	35
2.884% (US0012M + 1.410%) due 09/01/2035 ~	2,252	2,342
2.889% (H15T1Y + 2.099%) due 05/01/2030 ~	3	3
2.898% (US0006M + 1.523%) due 02/01/2034 ~	15	16
2.913% (LIBOR01M + 4.150%) due 02/25/2033 ~	999	932
2.913% (US0006M + 1.538%) due 01/01/2036 ~	186	195
2.914% (US0006M + 1.539%) due 10/01/2035 ~	340	353
2.920% due 03/01/2022	3,760	3,865
2.923% (US0012M + 1.322%) due 01/01/2035 ~	2,220	2,309
2.925% (US0012M + 1.300%) due 02/01/2035 ~	59	61
2.927% (H15T1Y + 2.130%) due 08/01/2027 ~	347	364
2.941% (H15T1Y + 2.270%) due 12/01/2025 ~	129	132
2.941% (H15T1Y + 2.095%) due 05/01/2036 ~	276	290
2.942% (US0012M + 1.425%) due 09/01/2034 ~	341	356
2.942% (US0012M + 1.625%) due 09/01/2036 ~	1	1
2.943% (H15T1Y + 2.313%) due 01/01/2035 ~	474	502
2.950% (H15T3Y + 2.075%) due 02/01/2020 ~	5	5
2.950% (H15T1Y + 2.200%) due 06/01/2024 ~	1	1
2.955% (US0012M + 1.487%) due 10/01/2035 ~	409	436
2.960% due 05/01/2022 - 07/01/2022	6,672	6,869
2.963% (US0006M + 1.530%) due 02/01/2035 ~	760	786
2.965% (H15T1Y + 2.166%) due 04/01/2034 ~	3	3
2.967% (H15T1Y + 2.215%) due 11/01/2025 ~	8	8
2.967% (US0006M + 1.550%) due 03/01/2034 ~	6	6
2.970% (H15T1Y + 2.135%) due 08/01/2026 ~	23	24
2.972% (US0012M + 1.535%) due 10/01/2034 ~	990	1,040

See Accompanying Notes	7

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.976% (US0006M + 1.550%) due 03/01/2034 ~	$2,199	$2,277
2.981% (H15T1Y + 2.315%) due 06/01/2025 ~	161	166
2.984% (US0012M + 1.359%) due 01/01/2035 ~	4,122	4,294
2.990% (US0012M + 1.365%) due 01/01/2036 ~	5	5
3.000% due 01/01/2022 - 11/01/2046	188,027	190,707
3.000% (H15T1Y + 2.500%) due 10/01/2023 ~	7	7
3.000% due 04/01/2031 (m)	52,852	54,479
3.003% (H15T1Y + 2.000%) due 07/01/2020 ~	10	10
3.005% (H15T3Y + 2.086%) due 03/01/2023 ~	49	50
3.012% (H15T1Y + 2.105%) due 01/01/2026 ~	35	36
3.013% (H15T1Y + 2.174%) due 07/01/2021 ~	8	8
3.015% (US0012M + 1.765%) due 09/01/2035 ~	168	172
3.017% (US0012M + 1.506%) due 11/01/2032 ~	16	17
3.021% (US0006M + 1.585%) due 10/01/2034 ~	490	517
3.026% (H15T1Y + 2.166%) due 10/01/2024 ~	22	22
3.032% (H15T1Y + 2.532%) due 10/01/2026 ~	6	6
3.033% (H15T1Y + 2.162%) due 12/01/2022 ~	3	3
3.033% (H15T1Y + 2.221%) due 04/01/2027 ~	14	15
3.033% (US0006M + 1.545%) due 08/01/2035 ~	405	428
3.033% (US0006M + 1.643%) due 04/01/2036 ~	113	118
3.037% (US0012M + 1.450%) due 01/01/2035 ~	2,495	2,608
3.038% (US0006M + 1.538%) due 09/01/2035 ~	443	473
3.040% due 04/01/2022	2,923	3,019
3.044% due 05/01/2022	8,239	8,442
3.046% (H15T3Y + 2.075%) due 12/01/2017 ~	3	3
3.048% (US0012M + 1.423%) due 01/01/2035 ~	43	45
3.050% (H15T1Y + 2.175%) due 03/01/2035 ~	7	8
3.058% (US0012M + 1.586%) due 11/01/2034 ~	15	16
3.061% (US0012M + 1.595%) due 09/01/2035 ~	1,828	1,915
3.064% (H15T1Y + 2.508%) due 12/01/2030 ~	8	8
3.068% (US0012M + 1.645%) due 11/01/2035 ~	1,385	1,455
3.075% (US0012M + 1.325%) due 08/01/2035 ~	234	235
3.079% (US0012M + 1.454%) due 12/01/2034 ~	10	11
3.079% (H15T1Y + 2.268%) due 10/01/2035 ~	52	55
3.085% (US0012M + 1.835%) due 10/01/2035 ~	48	50
3.093% (US0012M + 1.737%) due 09/01/2035 ~	158	166
3.095% (H15T1Y + 2.095%) due 07/01/2026 ~	7	7
3.116% (H15T1Y + 2.155%) due 02/01/2027 ~	59	61
3.118% (US0012M + 1.618%) due 12/01/2035 ~	222	228
3.120% (US0012M + 1.525%) due 09/01/2035 ~	18	19
3.123% (H15T1Y + 2.496%) due 12/01/2027 ~	109	113

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.125% (COF FD + 1.750%) due 01/01/2018 ~	$3	$3
3.125% (H15T1Y + 2.375%) due 02/01/2024 ~	10	10
3.126% (US0012M + 1.567%) due 12/01/2034 ~	458	485
3.141% (H15T1Y + 2.068%) due 11/01/2019 ~	8	8
3.141% (H15T3Y + 1.940%) due 05/01/2023 ~	42	43
3.145% (US0012M + 1.622%) due 12/01/2034 ~	24	26
3.155% due 05/01/2022	560	576
3.155% (H15T1Y + 2.285%) due 05/01/2030 ~	5	5
3.160% (US0006M + 1.785%) due 06/01/2035 ~	123	129
3.162% (US0012M + 1.607%) due 12/01/2035 ~	32	33
3.170% (H15T5Y + 2.045%) due 11/01/2021 ~	17	17
3.170% (US0012M + 1.670%) due 10/01/2035 ~	12	12
3.176% (US0012M + 1.729%) due 09/01/2037 ~	25	26
3.185% (H15T1Y + 2.225%) due 05/01/2026 ~	13	13
3.185% (H15T1Y + 2.185%) due 07/01/2035 ~	401	421
3.190% (H15T1Y + 2.315%) due 11/01/2025 ~	37	38
3.199% (US0012M + 1.686%) due 12/01/2034 ~	9	9
3.200% (US0012M + 1.592%) due 12/01/2033 ~	184	194
3.202% (H15T1Y + 2.551%) due 01/01/2036 ~	153	163
3.205% (H15T1Y + 2.205%) due 09/01/2024 ~	46	47
3.208% (H15T1Y + 2.135%) due 08/01/2033 ~	7	8
3.210% (H15T1Y + 2.210%) due 06/01/2035 ~	2,395	2,524
3.214% (US0012M + 1.589%) due 02/01/2035 ~	744	782
3.214% (H15T1Y + 2.258%) due 09/01/2035 ~	639	675
3.218% (H15T1Y + 2.185%) due 07/01/2035 ~	601	628
3.220% (H15T1Y + 2.220%) due 07/01/2026 ~	6	6
3.225% (H15T1Y + 2.600%) due 12/01/2026 ~	8	8
3.226% (H15T1Y + 2.260%) due 06/01/2035 ~	1,037	1,097
3.228% (US0012M + 1.602%) due 03/01/2035 ~	462	486
3.229% (H15T1Y + 2.360%) due 11/01/2034 ~	1,083	1,151
3.230% (US0012M + 1.738%) due 09/01/2035 ~	40	42
3.237% (US0012M + 1.777%) due 11/01/2034 ~	405	428
3.240% (US0012M + 1.596%) due 09/01/2034 ~	4,902	5,152
3.243% (H15T1Y + 2.118%) due 08/01/2032 ~	15	16
3.253% (H15T1Y + 2.189%) due 09/01/2033 ~	38	40
3.257% (H15T1Y + 2.257%) due 06/01/2030 ~	40	41
3.257% (US0012M + 1.489%) due 05/01/2035 ~	54	56
3.261% (US0012M + 1.512%) due 05/01/2034 ~	105	111
3.265% (H15T1Y + 2.140%) due 09/01/2029 ~	3	3
3.269% (US0012M + 1.625%) due 11/01/2035 ~	205	216

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.274% (US0012M + 1.660%) due 02/01/2035 ~	$1,126	$1,186
3.277% (H15T1Y + 2.431%) due 12/01/2023 ~	18	18
3.277% (H15T1Y + 2.152%) due 09/01/2033 ~	8	9
3.280% (US0012M + 1.655%) due 01/01/2036 ~	144	151
3.287% (US0012M + 1.782%) due 11/01/2035 ~	289	297
3.288% (H15T3Y + 2.185%) due 08/01/2022 ~	62	64
3.288% due 05/25/2035 ~	6,554	6,911
3.292% (US0012M + 1.942%) due 09/01/2035 ~	216	227
3.292% (US0012M + 1.693%) due 12/01/2036 ~	32	34
3.301% (US0012M + 1.668%) due 07/01/2033 ~	4	4
3.302% (US0012M + 1.650%) due 12/01/2035 ~	339	357
3.303% (US0012M + 1.770%) due 10/01/2035 ~	186	196
3.311% (US0012M + 1.561%) due 07/01/2035 ~	16	17
3.312% (US0012M + 1.577%) due 02/01/2035 ~	399	421
3.317% (US0012M + 1.737%) due 12/01/2035 ~	2	2
3.319% (US0012M + 1.587%) due 03/01/2033 ~	61	64
3.320% (US0012M + 1.728%) due 03/01/2034 ~	1,642	1,735
3.330% due 11/01/2021	15,097	15,714
3.330% (H15T1Y + 2.241%) due 07/01/2035 ~	48	51
3.345% (H15T3Y + 2.345%) due 09/01/2021 ~	1	1
3.345% (US0012M + 1.595%) due 07/01/2035 ~	67	71
3.346% (US0012M + 1.596%) due 07/01/2034 ~	10	10
3.351% (US0012M + 1.743%) due 01/01/2037 ~	50	52
3.356% (US0012M + 1.643%) due 04/01/2038 ~	7	7
3.358% (US0012M + 1.670%) due 04/01/2035 ~	24	25
3.366% (US0012M + 1.741%) due 12/01/2033 ~	168	177
3.372% (US0012M + 1.713%) due 04/01/2034 ~	63	67
3.380% due 11/01/2021	988	1,030
3.381% (US0012M + 1.631%) due 08/01/2035 ~	879	930
3.383% (H15T1Y + 2.569%) due 05/01/2035 ~	21	22
3.383% (H15T1Y + 2.258%) due 08/01/2035 ~	15	16
3.384% (US0012M + 1.634%) due 07/01/2035 ~	197	203
3.385% (US0012M + 1.830%) due 09/01/2035 ~	159	167
3.387% (US0012M + 1.637%) due 05/01/2035 ~	28	29
3.395% (US0012M + 1.675%) due 02/01/2035 ~	19	20
3.397% (US0012M + 1.625%) due 08/01/2035 ~	218	229
3.401% (US0012M + 1.623%) due 05/01/2037 ~	14	14
3.403% (US0012M + 1.648%) due 08/01/2035 ~	1,852	1,949
3.405% (US0012M + 1.780%) due 11/01/2035 ~	440	460
3.412% (US0012M + 1.912%) due 11/01/2035 ~	594	627

8	See Accompanying Notes

September 30, 2017

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.413% (H15T1Y + 2.413%) due 06/01/2033 ~	$46	$49
3.415% (H15T1Y + 2.290%) due 08/01/2035 ~	9	10
3.416% due 10/01/2020	334	346
3.416% (US0012M + 1.690%) due 05/01/2035 ~	3,153	3,321
3.420% due 11/01/2021	5,051	5,275
3.422% (US0012M + 1.732%) due 05/01/2038 ~	14,955	15,813
3.423% (US0012M + 1.819%) due 09/01/2037 ~	2	2
3.432% (US0012M + 1.575%) due 06/01/2035 ~	706	748
3.435% (US0012M + 1.685%) due 02/01/2036 ~	30	31
3.437% (US0012M + 1.687%) due 05/01/2033 ~	49	52
3.443% (US0012M + 1.760%) due 09/01/2035 ~	437	462
3.445% due 03/01/2022	57,323	59,767
3.450% (H15T1Y + 2.325%) due 10/01/2027 ~	27	27
3.456% (US0012M + 1.831%) due 03/01/2036 ~	413	431
3.458% (US0012M + 1.814%) due 03/01/2036 ~	109	116
3.466% (H15T3Y + 2.080%) due 10/01/2027 ~	55	55
3.482% (US0012M + 1.857%) due 01/01/2037 ~	14	14
3.492% (US0012M + 2.000%) due 02/01/2036 ~	53	56
3.500% due 11/01/2021 - 04/01/2046	147,941	154,167
3.500% due 04/01/2031 (m)	50,668	52,806
3.500% (US0012M + 1.750%) due 08/01/2035 ~	177	187
3.505% (US0012M + 1.902%) due 03/01/2036 ~	314	330
3.517% (US0012M + 1.797%) due 03/01/2036 ~	125	133
3.518% (US0012M + 1.720%) due 05/01/2035 ~	2,136	2,250
3.519% (US0012M + 1.769%) due 08/01/2035 ~	107	110
3.525% (H15T3Y + 2.225%) due 11/01/2022 ~	4	4
3.528% (US0012M + 1.778%) due 10/01/2035 ~	126	133
3.535% (H15T1Y + 2.410%) due 08/01/2027 ~	31	31
3.537% (US0012M + 1.912%) due 02/01/2036 ~	352	373
3.538% (US0012M + 1.777%) due 07/01/2034 ~	1,026	1,086
3.547% (US0012M + 1.797%) due 07/01/2035 ~	791	831
3.551% (US0006M + 2.125%) due 08/01/2023 ~	9	9
3.555% (H15T3Y + 2.305%) due 06/01/2022 ~	6	6
3.560% (US0012M + 1.685%) due 06/01/2034 ~	2	2
3.570% due 11/01/2021	2,623	2,754
3.575% (H15T3Y + 2.075%) due 02/01/2021 ~	6	6
3.581% (US0012M + 1.715%) due 06/01/2035 ~	28	30
3.597% (US0006M + 2.165%) due 04/01/2024 ~	29	30
3.602% (US0012M + 1.797%) due 05/01/2035 ~	1,084	1,148
3.619% due 12/01/2020	241	252
3.625% (H15T3Y + 2.250%) due 03/01/2023 ~	38	39
3.662% (US0012M + 1.912%) due 07/01/2035 - 03/01/2036 ~	533	560
3.688% (COF FD + 2.505%) due 07/01/2024 ~	17	18
3.724% (H15T3Y + 2.250%) due 03/01/2023 ~	147	150
3.750% (US0012M + 2.000%) due 04/01/2035 ~	800	851
3.765% (US0012M + 2.015%) due 06/01/2036 ~	44	45

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.800% (US0012M + 2.050%) due 06/01/2035 ~	$334	$357
3.825% (H15T5Y + 2.075%) due 02/01/2021 ~	3	3
3.830% due 07/01/2021	286	302
3.840% due 05/01/2018	350	351
3.980% due 07/01/2021	125,500	133,177
4.000% due 11/25/2019 - 03/01/2047	743,917	783,807
4.000% (US0006M + 2.125%) due 10/01/2024 ~	2	2
4.000% due 06/01/2044 - 04/01/2047 (m)	244,841	257,928
4.012% (H15T1Y + 1.680%) due 08/01/2027 ~	135	138
4.304% (COF 11 + 1.926%) due 12/01/2036 ~	172	182
4.381% due 06/01/2021	505	540
4.453% (COF 11 + 1.250%) due 06/01/2029 ~	5	6
4.491% (COF 11 + 1.250%) due 02/01/2028 ~	4	4
4.500% due 12/01/2017 - 10/01/2046	174,402	188,573
4.500% due 01/01/2034 - 08/01/2044 (m)	50,746	54,505
4.768% (COF 11 + 1.737%) due 09/01/2034 ~	119	126
4.833% (LIBOR01M + 6.070%) due 02/25/2037 ~(a)	26	4
4.863% (LIBOR01M + 6.100%) due 06/25/2037 - 08/25/2043 ~(a)	32,889	7,034
4.913% (LIBOR01M + 6.150%) due 12/25/2042 ~(a)	6,431	1,000
4.963% (LIBOR01M + 6.200%) due 03/25/2039 ~(a)	27,680	1,988
5.000% due 06/01/2018 - 02/01/2045	41,616	45,503
5.000% (COF 11 + 1.250%) due 03/01/2024 ~	7	7
5.013% (LIBOR01M + 6.250%) due 05/25/2037 - 01/25/2040 ~(a)	1,667	246
5.030% due 05/01/2024	2,043	2,265
5.063% (LIBOR01M + 6.300%) due 08/25/2042 ~(a)	26,888	5,640
5.143% (LIBOR01M + 6.380%) due 03/25/2037 ~(a)	88	14
5.263% (LIBOR01M + 6.500%) due 02/25/2037 ~(a)	402	58
5.313% (LIBOR01M + 6.550%) due 07/25/2036 ~(a)	911	140
5.363% (LIBOR01M + 6.600%) due 12/25/2036 ~(a)	71	11
5.363% (US0001M + 6.600%) due 06/25/2037 ~(a)	576	87
5.403% (LIBOR01M + 6.640%) due 12/25/2036 ~(a)	314	56
5.413% (LIBOR01M + 6.650%) due 07/25/2037 ~(a)	325	43
5.500% due 10/01/2017 - 02/01/2042	150,903	167,156
5.523% (LIBOR01M + 6.760%) due 05/25/2037 ~(a)	73	11
5.750% due 12/20/2027 - 08/25/2034	1,270	1,422
6.000% due 11/01/2017 - 10/25/2044	195,297	220,802
6.000% due 01/01/2039 - 10/01/2040 (m)	43,613	49,499
6.250% due 07/01/2024 - 02/25/2029	320	348
6.263% (LIBOR01M + 7.500%) due 09/25/2038 ~(a)	258	17
6.285% due 02/25/2029 ~	37	39
6.300% due 10/17/2038	704	715
6.500% due 03/01/2018 - 02/25/2047	22,909	25,637
6.500% due 10/25/2042 - 12/25/2042 ~	17,944	20,167
6.750% due 10/25/2023	49	54
6.900% due 05/25/2023	6	7
6.975% due 08/25/2037 ~	52	56
7.000% due 03/25/2020 - 01/25/2048	3,276	3,600
7.045% (LIBOR01M + 10.200%) due 11/25/2040 ~	2	2
7.375% due 05/25/2022	149	163
7.500% due 07/01/2018 - 07/25/2041	1,474	1,543

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
7.500% due 06/19/2041 ~	$12	$15
7.540% (LIBOR01M + 9.520%) due 10/25/2043 ~	56,419	63,454
7.750% due 01/25/2022	52	56
7.800% due 10/25/2022	36	39
7.800% due 06/25/2026 ~	2	2
8.000% due 08/01/2019 - 08/01/2032	4,073	4,671
8.000% due 08/18/2027 (a)	2	0
8.204% due 03/25/2039 ~	3	3
8.500% due 03/01/2020 - 07/01/2037	1,031	1,164
8.750% due 01/25/2021	18	19
9.000% due 11/25/2019 - 11/01/2025	195	211
9.000% due 06/25/2022 (a)	6	1
9.162% due 09/25/2028 ~	6	6
9.500% due 01/01/2018 - 03/01/2026	78	81
10.000% due 10/01/2018 - 05/01/2022	7	6
Fannie Mae, TBA
3.000% due 10/01/2032 - 11/01/2047	7,093,500	7,131,216
3.500% due 10/01/2032 - 12/01/2047	10,068,050	10,375,672
4.000% due 10/01/2047 - 11/01/2047	6,466,765	6,803,173
4.500% due 10/01/2047 - 11/01/2047	2,359,350	2,531,394
5.000% due 10/01/2047	50,200	54,761
5.500% due 10/01/2032 - 10/01/2047	284,300	312,836
6.000% due 10/01/2047	66,000	74,320
FDIC Structured Sale Guaranteed Bonds
1.734% (LIBOR01M + 0.500%) due 11/29/2037 ~	3,221	3,215
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	1,429	1,431
Federal Housing Administration
1.000% due 08/01/2020	73	73
6.896% due 07/01/2020	864	866
7.110% due 05/01/2019	5	5
7.315% due 08/01/2019	55	55
7.350% due 04/01/2019	3	3
7.375% due 02/01/2018	6	6
7.430% due 11/01/2018 - 05/01/2024	899	903
7.465% due 11/01/2019	143	144
8.280% due 03/01/2020	74	75
Freddie Mac
0.200% due 09/25/2043 (a)	920,155	4,140
1.277% (LIBOR01M + 0.040%) due 12/25/2036 ~	2,268	2,262
1.405% due 08/25/2022 ~(a)	151,231	7,820
1.484% (LIBOR01M + 0.250%) due 07/15/2034 ~	117	117
1.497% (LIBOR01M + 0.260%) due 08/25/2031 ~	253	248
1.520% due 11/15/2038 ~(a)	44,883	2,837
1.534% (LIBOR01M + 0.300%) due 02/15/2037 ~	7	7
1.574% (LIBOR01M + 0.340%) due 02/15/2037 ~	14	14
1.584% (LIBOR01M + 0.350%) due 12/15/2029 ~	37	37
1.634% (LIBOR01M + 0.400%) due 06/15/2031 - 05/15/2041 ~	2,639	2,644

See Accompanying Notes	9

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.655% due 12/25/2018 ~(a)	$273,392	$3,715
1.672% (LIBOR01M + 0.440%) due 11/15/2042 ~	24,769	24,816
1.684% (LIBOR01M + 0.450%) due 06/15/2023 - 12/15/2031 ~	50	50
1.693% due 06/25/2020 ~(a)	15,300	527
1.697% (COF 11 + 1.027%) due 12/01/2026 ~	145	143
1.734% (LIBOR01M + 0.500%) due 06/15/2030 - 12/15/2032 ~	75	75
1.784% (LIBOR01M + 0.550%) due 01/15/2042 ~	200	202
1.795% due 06/15/2039 ~(a)	17,176	934
1.814% (LIBOR01M + 0.580%) due 05/15/2032 - 07/15/2037 ~	3,782	3,819
1.831% due 10/15/2041 ~(a)	10,123	590
1.882% (LIBOR01M + 0.650%) due 09/25/2025 ~	34,701	34,869
1.904% (LIBOR01M + 0.670%) due 08/15/2037 ~	4,422	4,480
1.932% (LIBOR01M + 0.700%) due 09/25/2022 ~	88,686	89,034
1.944% (LIBOR01M + 0.710%) due 10/15/2037 ~	1,899	1,928
1.954% (LIBOR01M + 0.720%) due 05/15/2037 ~	1,383	1,401
1.960% (LIBOR01M + 1.250%) due 10/25/2023 ~	45	46
1.964% (LIBOR01M + 0.730%) due 05/15/2040 ~	26	27
1.984% (LIBOR01M + 0.750%) due 08/15/2036 ~	34	35
2.012% due 05/15/2038 ~(a)	5,321	285
2.030% (12MTA + 1.200%) due 02/25/2045 ~	14,245	14,382
2.084% (LIBOR01M + 0.850%) due 11/15/2039 ~	35	36
2.230% (12MTA + 1.400%) due 07/25/2044 ~	2,326	2,363
2.234% (LIBOR01M + 1.000%) due 02/15/2021 ~	3	3
2.237% (LIBOR01M + 1.000%) due 05/25/2043 ~	4,871	4,987
2.305% (H15T1Y + 1.555%) due 01/01/2022 ~	12	12
2.323% due 10/25/2018	15	15
2.370% (COF 11 + 1.770%) due 05/01/2021 ~	106	106
2.375% (H15T1Y + 1.875%) due 09/01/2018 ~	2	2
2.445% (COF 11 + 1.820%) due 12/01/2018 ~	4	4
2.540% (T1Y + 1.750%) due 10/25/2023 ~	226	234
2.559% (COF 11 + 1.901%) due 03/01/2022 ~	22	22
2.611% (H15T1Y + 1.750%) due 06/01/2022 ~	1	1
2.640% (H15T1Y + 2.015%) due 05/01/2020 ~	5	5
2.673% (H15T1Y + 2.128%) due 11/01/2023 ~	51	52
2.704% (H15T1Y + 2.205%) due 06/01/2021 ~	25	26
2.710% (H15T1Y + 2.140%) due 11/01/2026 ~	122	125

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.730% (US0006M + 1.355%) due 05/01/2037 ~	$153	$157
2.740% (H15T1Y + 2.240%) due 10/01/2023 - 11/01/2023 ~	74	75
2.750% (H15T1Y + 2.250%) due 12/01/2022 ~	1	1
2.764% (H15T1Y + 2.237%) due 11/01/2035 ~	3,900	4,128
2.799% (H15T1Y + 2.299%) due 10/01/2023 ~	76	78
2.813% (H15T1Y + 2.155%) due 07/01/2024 ~	11	11
2.823% (US0006M + 1.448%) due 10/01/2023 ~	20	20
2.844% (H15T1Y + 2.265%) due 04/01/2029 ~	39	40
2.858% (US0006M + 1.483%) due 03/01/2024 ~	29	29
2.859% (H15T1Y + 2.252%) due 01/01/2034 ~	1,776	1,879
2.869% (H15T1Y + 2.244%) due 09/01/2028 ~	1	1
2.887% (COF 11 + 2.137%) due 01/01/2021 ~	4	4
2.889% (H15T1Y + 2.035%) due 06/01/2033 ~	103	108
2.926% (H15T1Y + 2.205%) due 04/01/2024 ~	80	82
2.928% (H15T1Y + 2.302%) due 08/01/2023 ~	236	241
2.936% (H15T1Y + 2.205%) due 10/01/2026 ~	112	117
2.959% (US0006M + 1.570%) due 02/01/2037 ~	9	10
2.969% (H15T1Y + 2.244%) due 07/01/2025 ~	77	79
2.970% (H15T1Y + 2.212%) due 04/01/2025 ~	1	1
2.984% (US0006M + 1.609%) due 05/01/2023 ~	31	31
2.992% (H15T1Y + 2.244%) due 11/01/2028 ~	196	202
2.997% (H15T3Y + 2.077%) due 10/01/2020 ~	1	1
3.000% (H15T1Y + 2.375%) due 12/01/2023 ~	41	42
3.000% due 03/01/2027	22	23
3.000% due 08/15/2027 (a)	12,336	1,138
3.005% (H15T1Y + 1.881%) due 10/01/2022 ~	12	13
3.006% (H15T3Y + 1.963%) due 03/01/2021 ~	17	17
3.015% (H15T1Y + 2.186%) due 04/01/2025 ~	28	28
3.018% (H15T1Y + 2.238%) due 10/01/2024 ~	22	22
3.032% (H15T1Y + 2.085%) due 07/01/2020 ~	29	29
3.040% (US0012M + 1.345%) due 09/01/2035 ~	29	30
3.045% (H15T1Y + 2.238%) due 05/01/2023 ~	16	16
3.046% (US0006M + 1.671%) due 09/01/2023 ~	2	2
3.046% (H15T1Y + 2.212%) due 06/01/2024 ~	74	77
3.055% (H15T1Y + 2.198%) due 06/01/2022 ~	25	25

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.064% (H15T1Y + 2.180%) due 06/01/2022 ~	$79	$81
3.077% (US0012M + 1.625%) due 10/01/2035 ~	147	154
3.092% (H15T3Y + 2.175%) due 05/01/2020 ~	1	1
3.097% (US0012M + 1.347%) due 03/01/2035 ~	194	205
3.098% (US0012M + 1.735%) due 09/01/2035 ~	2,192	2,309
3.101% (H15T1Y + 2.250%) due 08/01/2035 ~	17	18
3.108% (H15T1Y + 2.182%) due 04/01/2025 ~	2	2
3.110% (H15T1Y + 2.110%) due 07/01/2022 ~	31	31
3.113% (H15T1Y + 2.219%) due 02/01/2025 ~	5	6
3.122% (H15T1Y + 2.372%) due 01/01/2024 ~	2	2
3.135% (H15T1Y + 2.545%) due 06/01/2030 ~	193	200
3.136% (H15T1Y + 2.091%) due 07/01/2023 ~	12	13
3.144% (H15T1Y + 2.357%) due 01/01/2028 ~	10	10
3.155% (H15T3Y + 2.155%) due 01/01/2019 ~	8	8
3.165% (H15T3Y + 2.165%) due 05/01/2018 ~	2	2
3.171% (US0012M + 1.725%) due 10/01/2035 ~	2,551	2,681
3.172% (H15T1Y + 2.230%) due 08/01/2023 ~	84	86
3.186% (H15T1Y + 2.291%) due 05/01/2023 ~	11	11
3.196% (US0012M + 1.765%) due 10/01/2035 ~	154	158
3.198% (H15T1Y + 2.241%) due 05/01/2027 ~	4	5
3.207% (US0012M + 1.520%) due 04/01/2036 ~	321	335
3.216% (US0012M + 1.466%) due 09/01/2035 ~	14	15
3.222% (H15T1Y + 2.097%) due 07/01/2032 ~	1	1
3.228% due 08/15/2032 ~	638	667
3.230% (H15T1Y + 2.230%) due 09/01/2023 ~	9	9
3.231% (US0012M + 1.625%) due 01/01/2036 ~	2	2
3.232% (H15T1Y + 2.303%) due 02/01/2026 ~	217	225
3.232% (US0012M + 1.725%) due 10/01/2035 ~	4,863	5,122
3.239% (H15T1Y + 2.360%) due 10/01/2024 ~	8	8
3.240% (H15T1Y + 2.240%) due 08/01/2023 ~	8	9
3.250% (US0006M + 1.875%) due 04/01/2023 ~	2	2
3.250% (H15T1Y + 2.250%) due 06/01/2024 ~	122	124
3.250% (US0012M + 1.625%) due 03/01/2035 ~	21	21
3.271% (H15T1Y + 2.147%) due 08/01/2023 ~	18	18

10	See Accompanying Notes

September 30, 2017

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.285% (H15T1Y + 2.310%) due 09/01/2023 ~	$76	$79
3.302% (US0012M + 1.870%) due 10/01/2035 ~	2,863	3,030
3.305% (US0012M + 1.745%) due 10/01/2035 ~	5,446	5,729
3.308% (US0012M + 1.625%) due 02/01/2038 ~	3	3
3.310% (US0012M + 1.810%) due 11/01/2035 ~	167	171
3.316% (H15T1Y + 2.357%) due 07/01/2027 ~	6	7
3.319% (H15T1Y + 2.440%) due 10/01/2023 ~	37	38
3.333% (H15T1Y + 2.250%) due 08/01/2035 ~	6,921	7,310
3.338% (US0012M + 1.733%) due 01/01/2037 ~	55	58
3.343% (H15T3Y + 2.265%) due 04/01/2029 ~	11	11
3.343% (US0012M + 1.610%) due 05/01/2035 ~	5,148	5,398
3.345% (US0012M + 1.595%) due 08/01/2035 ~	336	352
3.365% (H15T1Y + 2.240%) due 09/01/2023 ~	21	21
3.367% due 01/25/2036 ~	2,164	2,209
3.370% (US0012M + 1.870%) due 11/01/2035 ~	3,224	3,413
3.372% (H15T1Y + 2.408%) due 07/01/2030 ~	297	310
3.375% (H15T3Y + 1.875%) due 05/01/2023 ~	3	3
3.387% (US0012M + 1.661%) due 02/01/2036 ~	136	143
3.395% (US0012M + 1.859%) due 02/01/2037 ~	8	8
3.415% (H15T3Y + 2.325%) due 05/01/2018 ~	5	5
3.444% (US0012M + 1.771%) due 09/01/2035 ~	89	94
3.445% (US0006M + 2.071%) due 07/01/2023 ~	34	35
3.465% (US0012M + 1.715%) due 03/01/2035 ~	8	8
3.476% (US0012M + 1.742%) due 03/01/2036 ~	58	61
3.481% (US0006M + 2.106%) due 10/01/2023 ~	26	26
3.481% (US0012M + 1.731%) due 08/01/2035 ~	8	8
3.494% (H15T1Y + 2.369%) due 09/01/2023 ~	140	143
3.495% (US0006M + 2.120%) due 05/01/2037 ~	24	25
3.497% (US0012M + 1.717%) due 07/01/2035 ~	1,413	1,486
3.500% due 09/01/2018 - 02/01/2044	23,080	23,416
3.504% (H15T1Y + 2.379%) due 08/01/2023 ~	10	10
3.515% (US0012M + 1.790%) due 04/01/2036 ~	2	2
3.519% (US0012M + 1.815%) due 03/01/2036 ~	207	210
3.519% (US0012M + 1.770%) due 09/01/2037 ~	6	6
3.525% (US0012M + 1.743%) due 05/01/2037 ~	36	38
3.530% (US0012M + 1.780%) due 07/01/2033 ~	1	2
3.536% (US0012M + 1.720%) due 06/01/2035 ~	10,199	10,754
3.554% (US0012M + 1.929%) due 12/01/2037 ~	52	54
3.590% (US0012M + 1.819%) due 07/01/2036 ~	2	2
3.594% (US0012M + 1.750%) due 08/01/2035 ~	72	76

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.613% (US0012M + 1.860%) due 07/01/2035 ~	$3,085	$3,269
3.614% (US0012M + 1.945%) due 11/01/2034 ~	162	173
3.624% (US0012M + 1.870%) due 05/01/2036 ~	135	142
3.626% (US0012M + 1.876%) due 12/01/2035 ~	70	73
3.643% (US0012M + 1.893%) due 07/01/2032 ~	24	25
3.678% (US0012M + 1.891%) due 06/01/2037 ~	8	9
3.830% (H15T1Y + 2.830%) due 07/01/2019 ~	15	15
4.000% due 09/15/2018 - 04/01/2044	31,377	33,204
4.019% due 01/25/2047 ~	100	101
4.500% due 03/01/2018 - 02/01/2046	131,582	141,311
4.766% (LIBOR01M + 6.000%) due 06/15/2042 - 08/15/2042 ~(a)	48,657	8,960
5.000% due 10/01/2017 - 07/01/2040	13,603	14,540
5.016% (LIBOR01M + 6.250%) due 02/15/2038 ~(a)	485	56
5.066% (LIBOR01M + 6.300%) due 05/15/2039 ~(a)	461	80
5.216% (LIBOR01M + 6.450%) due 03/15/2037 ~(a)	276	53
5.266% (LIBOR01M + 6.500%) due 08/15/2036 ~(a)	201	36
5.276% (LIBOR01M + 6.510%) due 12/15/2041 ~(a)	20,051	3,979
5.346% (LIBOR01M + 6.580%) due 09/15/2036 ~(a)	287	47
5.416% (LIBOR01M + 6.650%) due 11/15/2036 ~(a)	11,064	2,027
5.500% due 01/01/2018 - 03/01/2038	6,023	6,630
5.950% due 06/15/2028	11,865	13,013
6.000% due 10/01/2018 - 10/15/2036	33,052	37,280
6.250% due 12/15/2028	198	218
6.500% due 12/01/2017 - 10/25/2043	55,364	61,960
6.950% due 07/15/2021 - 08/15/2021	7	7
7.000% due 11/15/2020 - 10/25/2043	11,911	14,071
7.000% due 09/15/2023 (a)	3	0
7.219% (LIBOR01M + 9.075%) due 11/15/2033 ~	643	670
7.400% due 02/01/2021	13	13
7.500% due 12/01/2017 - 10/01/2036	3,620	4,122
7.545% (LIBOR01M + 9.520%) due 09/15/2043 - 12/15/2043 ~	30,211	34,071
7.645% due 05/01/2025	4,728	5,507
8.000% due 09/01/2018 - 06/01/2025	562	632
8.250% due 06/15/2022	30	34
8.500% due 06/15/2021 - 06/01/2030	234	252
8.750% due 12/15/2020	13	14
8.900% due 11/15/2020	32	34
9.000% due 09/15/2020 - 07/01/2030	76	82
9.497% (LIBOR01M + 13.200%) due 02/15/2041 ~	9	12
9.500% due 09/01/2020 - 12/01/2022	21	22
10.000% due 08/01/2018 - 03/01/2021	1	1

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
10.500% due 01/01/2021	$2	$2
16.180% (LIBOR01M + 20.862%) due 05/15/2033 ~	254	335
31.233% (LIBOR01M + 38.640%) due 08/15/2037 ~	770	1,237
Freddie Mac, TBA
3.500% due 10/01/2047 - 11/01/2047	1,107,000	1,140,161
4.000% due 10/01/2047 - 11/01/2047	518,000	545,130
4.500% due 10/01/2047	365,900	392,256
5.500% due 10/01/2047	81,000	89,267
Ginnie Mae
0.913% due 11/16/2043 ~(a)	96,232	3,347
1.383% (US0001M + 0.850%) due 11/20/2066 ~	27,288	27,605
1.634% (LIBOR01M + 0.400%) due 06/16/2031 - 03/16/2032 ~	134	135
1.661% (US0001M + 0.430%) due 05/20/2065 ~	9,722	9,689
1.680% (H15T1Y + 0.450%) due 04/20/2063 - 05/20/2063 ~	12,122	12,168
1.684% (US0001M + 0.460%) due 06/20/2065 ~	43,160	43,056
1.691% (US0001M + 0.460%) due 02/20/2067 ~	17,626	17,587
1.694% (US0001M + 0.470%) due 09/20/2065 ~	33,540	33,469
1.701% (US0001M + 0.470%) due 06/20/2067 ~	4,620	4,609
1.731% (US0001M + 0.500%) due 01/20/2061 - 03/20/2065 ~	24,817	24,836
1.734% (LIBOR01M + 0.500%) due 02/16/2030 - 04/16/2032 ~	396	397
1.781% (US0001M + 0.550%) due 05/20/2065 ~	7,839	7,808
1.784% (LIBOR01M + 0.550%) due 12/16/2025 ~	24	24
1.801% (US0001M + 0.570%) due 04/20/2062 - 06/20/2065 ~	17,708	17,664
1.811% (US0001M + 0.580%) due 06/20/2065 ~	6,071	6,055
1.831% (US0001M + 0.600%) due 03/20/2062 - 08/20/2065 ~	24,555	24,551
1.834% (LIBOR01M + 0.600%) due 02/16/2030 ~	515	519
1.851% (US0001M + 0.620%) due 08/20/2065 ~	56,236	56,195
1.891% (US0001M + 0.660%) due 12/20/2065 ~	27,318	27,351
1.916% (US0001M + 0.680%) due 02/20/2060 ~	2,693	2,706
1.981% (US0001M + 0.750%) due 12/20/2065 - 08/20/2066 ~	41,376	41,614
2.081% (US0001M + 0.850%) due 04/20/2066 ~	9,594	9,697
2.125% (H15T1Y + 1.500%) due 09/20/2021 - 07/20/2034 ~	9,505	9,786

See Accompanying Notes	11

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.151% (US0001M + 0.920%) due 07/20/2065 ~	$2,600	$2,634
2.159% (H15T1Y) due 02/20/2060 ~(m)	33,561	34,150
2.186% (LIBOR01M + 0.950%) due 03/20/2031 ~	36	37
2.231% (US0001M + 1.000%) due 01/20/2066 - 03/20/2066 ~	57,300	58,338
2.250% (H15T1Y + 1.500%) due 11/20/2021 - 10/20/2038 ~	8,200	8,454
2.281% (US0001M + 1.050%) due 02/20/2066 ~	42,807	43,642
2.375% (H15T1Y + 1.500%) due 01/20/2022 - 02/20/2034 ~	9,298	9,576
2.381% (US0001M + 1.150%) due 03/20/2066 ~	13,788	14,135
2.480% (US0012M + 0.750%) due 06/20/2067 ~	19,938	20,585
2.500% (H15T1Y + 1.500%) due 08/20/2021 - 09/20/2026 ~	119	121
2.500% due 03/15/2043 - 07/15/2043	338	331
2.550% (US0012M + 0.750%) due 04/20/2067 ~	13,515	13,944
2.625% (H15T1Y + 1.500%) due 06/20/2021 - 04/20/2041 ~	13,253	13,665
2.875% (H15T1Y + 2.000%) due 01/20/2025 ~	8	8
3.000% (H15T1Y + 1.500%) due 12/20/2018 - 06/20/2041 ~	88	90
3.500% (H15T1Y + 1.500%) due 12/20/2017 - 12/20/2020 ~	4	5
3.500% due 10/15/2041 - 08/15/2045	70,302	73,257
3.950% due 07/15/2025	79	83
4.000% (H15T1Y + 1.500%) due 02/20/2018 - 08/20/2018 ~	2	2
4.000% due 05/20/2041 - 08/20/2046	10,619	11,230
4.000% due 02/20/2044 (a)	56,919	10,325
4.500% due 11/16/2028 - 08/15/2033	1,032	1,090
4.514% (LIBOR01M + 5.750%) due 03/20/2040 ~(a)	23,633	3,550
4.750% due 07/20/2035	1,515	1,642
4.864% (LIBOR01M + 6.100%) due 07/20/2041 ~(a)	21,978	3,373
4.964% (LIBOR01M + 6.200%) due 06/20/2043 ~(a)	30,054	4,729
5.000% due 07/15/2033 - 12/15/2040	6,771	7,430
5.366% (LIBOR01M + 6.600%) due 07/16/2031 - 08/16/2033 ~(a)	1,063	199
5.500% due 05/15/2021 - 03/16/2034	1,506	1,671
6.000% due 08/15/2019 - 12/20/2041	8,432	9,663
6.500% due 11/15/2023 - 09/20/2038	1,211	1,360
6.750% due 10/16/2040 ~	894	966
7.000% due 12/15/2022 - 10/15/2034	436	494
7.500% due 02/15/2022 - 02/15/2035	285	324
7.750% due 08/20/2025 - 12/15/2040	1,420	1,425

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
8.000% due 02/15/2020 - 10/20/2031	$343	$374
8.250% due 04/15/2020	5	5
8.300% due 06/15/2019	2	2
8.500% due 12/15/2019 - 04/15/2031	230	252
9.000% due 11/15/2017 - 01/15/2031	151	158
9.500% due 12/15/2017 - 12/15/2026	27	28
10.000% due 12/15/2017 - 02/15/2025	13	12
10.500% due 01/15/2018 - 09/20/2019	1	1
11.000% due 01/20/2018 - 11/20/2018	1	1
Ginnie Mae, TBA
3.000% due 10/01/2047	12,000	12,155
3.500% due 11/01/2047	52,000	53,969
4.000% due 10/01/2047 - 11/01/2047	731,040	769,857
5.000% due 10/01/2047 - 11/01/2047	14,000	15,268
Jamaica Housing Development AID Bond
0.500% due 10/01/2018 +	967	955
Small Business Administration
1.875% (PRIME - 2.375%) due 05/25/2021 ~	21	21
2.000% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	15	15
2.100% (PRIME - 2.150%) due 01/25/2019 ~	13	13
4.340% due 03/01/2024	32	33
4.350% due 07/01/2023	75	78
4.580% due 03/01/2018	17	18
4.625% due 02/01/2025	219	229
4.770% due 04/01/2024	146	152
4.840% due 02/01/2023	73	76
4.870% due 12/01/2024	237	248
4.890% due 12/01/2023	138	146
4.930% due 01/01/2024	267	280
4.950% due 03/01/2025	271	286
5.110% due 08/01/2025	82	86
5.120% due 11/01/2017	3	3
5.130% due 09/01/2023	718	761
5.190% due 07/01/2024	37	39
5.240% due 08/01/2023	65	69
5.310% due 05/01/2027	92	98
5.320% due 04/01/2027	109	116
5.340% due 11/01/2021	522	542
5.510% due 11/01/2027	157	168
5.520% due 06/01/2024	787	834
5.600% due 09/01/2028	403	440
5.780% due 08/01/2027	15	16
5.820% due 07/01/2027	699	754
5.870% due 07/01/2028	212	233
5.902% due 02/10/2018	274	278
6.020% due 08/01/2028	184	203
6.070% due 07/01/2026	185	200
6.290% due 01/01/2021	46	48
6.340% due 03/01/2021	385	404
6.440% due 02/01/2021	115	121
6.900% due 12/01/2020	126	130
7.060% due 11/01/2019	89	91
7.190% due 12/01/2019	23	23
7.200% due 10/01/2019	55	56
7.630% due 06/01/2020	135	140
Vendee Mortgage Trust
0.229% due 06/15/2023 ~(a)	5,070	17
6.417% due 01/15/2030 ~	817	909

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.500% due 09/15/2024	$3,893	$4,229

Total U.S. Government Agencies (Cost $34,728,090)		34,719,563

U.S. TREASURY OBLIGATIONS 22.9%
U.S. Treasury Bonds
2.250% due 08/15/2046	26,800	23,549
2.750% due 08/15/2042	391,500	386,667
2.750% due 11/15/2042	862,100	850,684
2.750% due 08/15/2047	136,750	133,708
2.875% due 05/15/2043 (q)	437,619	440,944
2.875% due 08/15/2045	86,496	86,851
3.000% due 05/15/2042	568,570	587,948
3.000% due 11/15/2044	1,276,646	1,314,970
3.000% due 05/15/2047	294,440	302,813
3.125% due 02/15/2043	572,000	603,270
3.125% due 08/15/2044 (m)	2,092,407	2,206,427
3.375% due 05/15/2044	111,125	122,448
3.625% due 08/15/2043	335,400	384,662
3.625% due 02/15/2044 (m)	18,300	21,020
4.250% due 11/15/2040	49,400	61,977
4.375% due 11/15/2039	294,450	374,607
4.375% due 05/15/2040	36,800	46,893
4.500% due 02/15/2036	65	84
6.250% due 05/15/2030	226	321
4.375% due 02/15/2038	53,000	67,332
4.500% due 05/15/2038	104,400	134,807
U.S. Treasury Inflation Protected Securities (i)
0.125% due 01/15/2022 (o)	43,771	43,915
0.125% due 04/15/2022 (o)	19,527	19,526
0.125% due 01/15/2023	31	31
0.375% due 01/15/2027	17,622	17,411
0.625% due 02/15/2043	4,791	4,478
0.875% due 02/15/2047	3,651	3,598
1.750% due 01/15/2028	75,898	84,976
2.000% due 01/15/2026 (o)	32,732	36,810
2.500% due 01/15/2029	528,578	638,165
3.625% due 04/15/2028	11,805	15,458
3.875% due 04/15/2029	162,048	220,504
U.S. Treasury Notes
1.750% due 03/31/2022 (o)(q)	54,500	54,183
1.750% due 09/30/2022 (m)(o)(q)	415,400	411,506
1.875% due 07/31/2022 (o)(q)	210,500	209,998
1.875% due 08/31/2022 (q)	2,000	1,994
2.000% due 08/31/2021 (m)(o)(q)	46,500	46,860
2.000% due 10/31/2021 (o)(q)	100,700	101,408
2.000% due 07/31/2022 (o)(q)	429,200	430,793
2.000% due 09/30/2024	1,779,000	1,773,858
2.000% due 02/15/2025 (o)(q)	10,800	10,650
2.000% due 11/15/2026 (o)(q)	4,950	4,822
2.125% due 12/31/2021 (o)(q)	19,000	19,210
2.125% due 05/15/2025 (o)(q)	7,300	7,252
2.250% due 11/15/2024 (m)(o)(q)	1,497,716	1,504,912
2.250% due 11/15/2025 (o)(q)	3,450	3,449

12	See Accompanying Notes

September 30, 2017

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.250% due 02/15/2027 (q)		$47,300	$47,002
2.250% due 08/15/2027 (m)		1,837,002	1,823,906
2.375% due 05/31/2018 (q)		500	504
2.375% due 05/15/2027 (m)		1,302,000	1,307,060

Total U.S. Treasury Obligations (Cost $16,998,589)			16,996,221

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.0%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031		833	839
Adjustable Rate Mortgage Trust
1.357% (US0001M + 0.120%) due 08/25/2036 ~		6,137	3,984
1.777% (US0001M + 0.540%) due 11/25/2035 ~		23	18
2.387% (US0001M + 1.150%) due 03/25/2035 ~		5,956	5,528
3.205% due 07/25/2035 ~		1,227	1,164
3.256% due 03/25/2035 ~		2,320	2,304
3.260% due 01/25/2036 ^~		4,277	4,116
3.361% due 09/25/2035 ~		2,444	2,015
3.583% due 09/25/2035 ~		264	246
3.590% due 10/25/2035 ^~		5,322	5,058
3.646% due 01/25/2036 ~		2,401	2,147
3.742% due 11/25/2035 ^~		493	438
3.786% due 03/25/2036 ^~		248	210
3.813% due 11/25/2035 ^~		4,463	4,258
3.844% due 08/25/2035 ~		1,706	1,687
4.085% due 07/25/2035 ~		3,055	3,032
Alba PLC
1.501% (BP0001M + 1.250%) due 04/24/2049 ~	GBP	498	673
Ally Financial, Inc.
2.500% due 12/15/2017 +(k)		$274,300	274,045
American Home Mortgage Assets Trust
1.357% (US0001M + 0.120%) due 10/25/2046 ~		13,988	13,114
1.427% (US0001M + 0.190%) due 05/25/2046 ^~		23,741	20,259
3.230% due 11/25/2035 ^~		7,241	6,260
American Home Mortgage Investment Trust
2.956% (US0006M + 1.500%) due 09/25/2045 ~		2,488	2,492
3.081% (US0006M + 1.625%) due 09/25/2035 ~		15	15
3.203% (US0006M + 1.750%) due 12/25/2035 ~		1,845	1,249
3.203% (US0006M + 1.750%) due 11/25/2045 ^~		7,222	5,819
3.212% (US0012M + 1.500%) due 02/25/2044 ~		36	36

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.229% (US0012M + 1.500%) due 10/25/2034 ~	$4,559	$4,618
3.453% (US0006M + 2.000%) due 02/25/2045 ~	3,052	3,101
Banc of America Alternative Loan Trust
1.637% (US0001M + 0.400%) due 05/25/2035 ^~	729	609
5.500% due 06/25/2037 ^	1,193	1,074
6.000% due 11/25/2035 ^	1,101	1,095
6.000% due 07/25/2046 ^	1,917	1,720
Banc of America Funding Trust
1.337% (US0001M + 0.100%) due 04/25/2037 ~	339	254
1.426% (US0001M + 0.190%) due 10/20/2036 ~	15,319	13,914
1.426% (US0001M + 0.190%) due 10/20/2046 ^~	2,423	2,278
1.446% (US0001M + 0.210%) due 04/20/2047 ^~	4,757	4,330
1.447% (US0001M + 0.210%) due 04/25/2037 ^~	2,884	2,184
1.476% (US0001M + 0.240%) due 04/20/2035 ~	115	116
1.517% (US0001M + 0.280%) due 07/25/2037 ~	1,520	1,420
1.526% (US0001M + 0.290%) due 05/20/2035 ^~	834	729
1.536% (US0001M + 0.300%) due 02/20/2035 ~	775	772
1.637% (US0001M + 0.400%) due 05/25/2037 ^~	5,539	4,756
3.304% due 10/20/2046 ^~	3,549	3,003
3.333% due 05/25/2035 ~	63	66
3.342% due 03/20/2035 ~	686	699
3.498% due 04/20/2036 ^~	2,949	2,722
3.517% due 02/20/2036 ~	3,892	3,547
3.524% due 09/20/2046 ^~	3,269	2,835
3.546% due 11/20/2035 ^~	1,634	1,539
3.559% due 03/20/2036 ~	219	197
3.597% due 01/20/2047 ^~	109	104
3.603% due 09/20/2034 ~	278	284
3.646% due 05/20/2036 ^~	1,635	1,545
3.648% due 09/20/2047 ^~	5,261	4,744
3.654% due 11/20/2034 ~	4,404	4,312
3.673% due 03/20/2036 ~	536	517
4.273% due 10/20/2046 ^~	1,953	1,563
5.500% due 09/25/2034	4,777	4,731
5.750% due 09/25/2036	1,772	1,761
5.753% due 10/25/2036 ^	702	645
5.837% due 01/25/2037 ^	586	543
5.888% due 04/25/2037 ^	2,017	1,775
6.000% due 09/25/2036	3,874	3,792
6.000% due 09/25/2036 ^	297	278
6.000% (US0001M + 0.600%) due 09/25/2036 ~	354	331
6.000% due 03/25/2037 ^	9,796	8,823
Banc of America Mortgage Trust
3.300% due 11/25/2034 ~	1,437	1,466
3.382% due 11/25/2034 ~	1,085	1,104
3.435% due 11/25/2035 ^~	667	627
3.475% due 02/25/2035 ~	1,640	1,631
3.489% due 11/25/2034 ~	631	641
3.621% due 02/25/2035 ~	475	470
3.647% due 01/25/2036 ~	3,352	3,178
3.648% due 07/25/2035 ~	1,660	1,557
3.691% due 05/25/2034 ~	473	478
3.697% due 08/25/2035 ^~	5,659	5,288
3.723% due 07/25/2035 ^~	988	930
3.731% due 04/25/2034 ~	81	82
3.755% due 09/25/2033 ~	674	674
3.769% due 07/25/2034 ~	110	112
3.873% due 07/25/2035 ~	746	732
3.915% due 05/25/2033 ~	612	624
4.067% due 07/20/2032 ~	100	101
5.500% due 12/25/2020	321	326
5.500% due 05/25/2037 ^	513	443
6.000% due 10/25/2036 ^	4,225	3,897
6.000% (US0001M + 6.000%) due 07/25/2046 ^~	1,287	1,231
6.500% due 10/25/2031	30	32

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Barclays Commercial Mortgage Securities Trust
3.323% due 09/10/2028	$31,876	$32,692
Bayview Commercial Asset Trust
1.667% (LIBOR01M + 0.645%) due 08/25/2034 ~	279	273
BCAP LLC Trust
1.364% (US0012M + 1.750%) due 02/28/2037 ~	11,798	10,427
1.374% (US0001M + 0.140%) due 11/26/2036 ~	3,964	3,686
1.384% (US0001M + 0.250%) due 09/28/2036 ~	31,948	25,445
1.394% (US0001M + 0.160%) due 11/26/2036 ~	23,707	22,945
1.394% due 01/28/2037 ~	7,782	7,622
1.404% (US0001M + 0.170%) due 08/26/2033 ~	17,167	16,387
1.404% due 04/28/2036 ~	10,413	9,991
1.404% due 11/28/2036 ~	16,066	13,552
1.404% (US0001M + 0.170%) due 12/28/2036 ~	14,412	12,903
1.404% (US0001M + 0.170%) due 08/26/2046 ~	1,442	1,431
1.404% (LIBOR01M + 0.170%) due 06/28/2047 ~	35,146	28,318
1.414% (US0001M + 0.180%) due 06/26/2037 ~	13,635	11,832
1.424% due 09/28/2046 ~	15,141	12,949
1.424% (LIBOR01M + 0.190%) due 11/28/2046 ~	6,107	5,980
1.431% due 07/26/2036 ~	4,092	3,924
1.434% (US0001M + 0.200%) due 10/28/2036 ~	14,179	13,248
1.447% (US0001M + 0.210%) due 05/25/2047 ~	111	97
1.454% (US0001M + 0.220%) due 06/28/2037 ~	14,096	12,291
1.457% (US0001M + 0.220%) due 05/25/2047 ^~	13,278	11,471
1.484% (US0001M + 0.250%) due 08/28/2036 ~	23,900	23,484
1.520% (LIBOR01M + 0.140%) due 09/28/2037 ~	9,165	8,778
1.534% due 07/28/2035 ~	14,348	12,836
1.534% (US0001M + 0.300%) due 03/26/2036 ~	27,015	23,946
1.541% due 11/28/2035 ~	14,025	11,884
1.554% due 10/28/2035 ~	10,881	9,668
1.564% due 01/28/2036 ~	18,955	16,501
1.564% (US0001M + 0.330%) due 02/28/2036 ~	18,469	14,561
1.570% (US0001M + 0.740%) due 01/26/2047 ~	14,376	13,139
1.584% (US0001M + 0.350%) due 05/26/2036 ~	4,405	4,326
1.590% (12MTA + 0.760%) due 04/28/2047 ~	15,184	13,239
1.600% (12MTA + 0.770%) due 05/28/2047 ~	17,068	14,299
1.614% (LIBOR01M + 0.380%) due 01/28/2036 ~	20,979	18,631
1.634% (US0001M + 0.400%) due 11/28/2046 ~	14,484	12,263
1.640% (12MTA + 0.810%) due 12/28/2046 ~	19,268	17,768
1.670% (12MTA + 0.840%) due 11/26/2046 ~	3,858	3,801
1.714% due 12/28/2035 ~	14,111	13,694

See Accompanying Notes	13

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.774% (LIBOR01M + 0.270%) due 11/28/2035 ~	$24,635	$23,108
1.810% (12MTA + 0.980%) due 07/28/2046 ~	22,992	21,048
1.956% (LIBOR12M + 1.250%) due 07/28/2047 ~	49,423	43,637
1.969% due 12/28/2034 ~	7,437	7,207
2.134% (US0001M + 0.600%) due 06/28/2035 ~	1,511	1,495
2.157% due 10/28/2046 ~	12,584	11,329
2.164% (US0001M + 0.930%) due 01/26/2035 ~	46,787	42,273
2.234% (US0001M + 1.000%) due 08/26/2037 ~	17,345	16,406
2.479% (US0001M + 0.190%) due 07/28/2036 ~	29,786	21,616
2.534% (LIBOR01M + 1.300%) due 11/28/2035 ~	21,051	17,768
2.665% due 10/26/2035 ~	1,000	1,007
2.859% due 03/26/2036 ~	19,660	17,673
2.859% due 12/28/2036 ~	13,290	12,322
2.879% (US0001M + 0.260%) due 11/26/2035 ~	100	101
2.908% due 03/28/2037 ~	19,439	16,813
2.912% due 12/28/2035 ~	16,555	16,346
2.941% due 03/28/2036 ~	12,783	11,879
3.005% due 05/28/2035 ~	40,557	41,542
3.072% due 12/28/2036 ~	11,865	10,766
3.078% due 06/28/2036 ~	18,696	16,651
3.138% due 02/28/2037 ~	11,053	9,679
3.141% due 02/28/2036 ~	11,957	10,983
3.162% due 07/28/2036 ~	89,970	86,474
3.165% due 01/28/2038 ~	64,438	56,670
3.171% due 04/28/2036 ~	9,001	8,844
3.171% due 08/28/2036 ~	13,415	11,583
3.176% due 03/28/2036 ~	47,665	49,044
3.188% due 02/28/2036 ~	11,623	11,015
3.244% due 01/28/2036 ~	12,905	12,153
3.251% due 08/28/2036 ~	33,972	32,852
3.262% due 06/26/2035 ~	3,354	3,322
3.267% due 05/28/2036 ~	15,979	12,441
3.272% due 08/28/2046 ~	12,462	11,166
3.278% due 09/28/2035 ~	22,303	22,697
3.290% due 09/28/2035 ~	13,987	14,357
3.329% due 02/26/2036 ~	3,373	3,389
3.336% due 01/26/2034 ~	1,421	1,402
3.372% due 03/28/2036 ~	11,124	9,340
3.378% due 02/28/2036 ~	10,173	8,657
3.379% due 08/28/2036 ~	137,011	133,537
3.386% due 10/28/2035 ~	36,962	37,479
3.386% due 07/28/2036 ~	17,772	17,259
3.389% due 02/28/2036 ~	20,143	17,734
3.396% due 03/28/2036 ~	9,203	9,346
3.407% due 11/28/2035 ~	24,684	24,542
3.442% due 10/28/2035 ~	3,774	3,697
3.450% due 08/28/2035 ~	18,897	19,121
3.452% due 10/28/2035 ~	28,185	21,808
3.452% due 03/26/2037 ~	3,714	3,225
3.464% due 07/26/2036 ~	7,134	6,721
3.464% due 10/26/2036 ~	2,415	2,451
3.486% due 10/28/2035 ~	12,521	12,241
3.488% due 09/28/2035 ~	9,790	8,299
3.503% due 12/28/2036 ~	30,789	27,699
3.505% due 12/26/2037 ~	193	186
3.518% due 07/26/2036 ~	1,212	1,006
3.530% due 10/28/2035 ~	15,409	15,389
3.558% due 10/26/2035 ~	12,362	12,057
3.561% due 11/28/2037 ~	15,127	12,013
3.564% due 05/28/2035 ~	64,938	63,093
3.566% due 05/26/2036 ~	9,233	7,778
3.579% due 10/28/2035 ~	11,934	11,984
3.587% due 03/26/2037 ~	3,078	3,043
3.616% due 05/28/2036 ~	13,777	12,639
3.666% due 06/28/2047 ~	21,544	18,720
3.709% due 09/26/2035 ~	13,388	11,871
3.726% due 11/28/2035 ~	27,583	24,431
3.772% due 03/28/2037 ~	21,282	19,583
3.881% due 08/26/2036 ~	13,574	11,450
4.679% due 07/28/2037 ~	11,477	9,913
5.000% due 01/26/2021 ~	3,045	3,068
5.028% due 03/26/2037	21,460	21,194
5.250% due 06/26/2036	41,304	30,362

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.250% due 04/26/2037	$31,348	$27,889
5.250% due 04/26/2037 ~	7,236	6,639
5.250% due 06/26/2037	3,866	3,818
5.250% due 08/26/2037 ~	4,290	4,422
5.500% due 11/25/2034	5,076	4,535
5.750% due 02/26/2035 ~	11,248	11,382
6.000% due 10/28/2036 ~	8,759	8,268
6.000% due 02/26/2037 ~	13,855	13,069
6.000% due 05/28/2037 ~	20,493	19,938
6.000% due 07/28/2037 ~	7,106	6,949
6.000% due 08/28/2037	10,843	9,404
6.000% due 10/26/2037 ~	4,330	4,058
6.001% due 08/28/2037 ~	8,085	7,857
Bear Stearns Adjustable Rate Mortgage Trust
2.779% due 11/25/2030 ~	1,102	1,070
2.910% (H15T1Y + 2.250%) due 02/25/2036 ~	4,938	4,957
3.055% due 04/25/2033 ~	1,113	1,125
3.092% due 04/25/2033 ~	77	78
3.190% due 05/25/2033 ~	524	530
3.201% due 05/25/2034 ~	8	7
3.209% due 03/25/2035 ~	1,907	1,839
3.312% due 08/25/2033 ~	18	18
3.386% due 10/25/2035 ~	1,032	1,034
3.405% due 02/25/2047 ~	4,033	3,583
3.423% due 01/25/2035 ~	116	115
3.432% due 08/25/2035 ~	1,670	1,521
3.450% due 03/25/2035 ~	2,543	2,495
3.515% due 06/25/2035 ^~	1,035	935
3.551% due 02/25/2033 ~	56	54
3.560% due 01/25/2034 ~	2,037	2,080
3.574% due 01/25/2034 ~	21	20
3.576% due 02/25/2034 ~	939	955
3.600% due 11/25/2034 ~	2,644	2,584
3.601% due 01/25/2034 ~	1,518	1,535
3.606% due 09/25/2034 ~	1,411	1,416
3.625% due 04/25/2034 ~	1	1
3.633% due 04/25/2034 ~	1,312	1,321
3.641% due 02/25/2036 ^~	1,037	1,018
3.655% due 10/25/2034 ~	40	38
3.656% due 04/25/2033 ~	391	389
3.673% due 01/25/2035 ~	542	537
3.725% due 07/25/2034 ~	471	478
3.743% due 07/25/2034 ~	202	198
3.750% due 05/25/2034 ~	1	0
Bear Stearns ALT-A Trust
1.397% (US0001M + 0.160%) due 02/25/2034 ~	2,444	2,287
1.437% (US0001M + 0.200%) due 02/25/2034 ~	34	30
1.557% (US0001M + 0.320%) due 08/25/2036 ^~	13,041	12,355
1.557% (US0001M + 0.320%) due 01/25/2047 ~	4,708	3,956
1.577% (US0001M + 0.340%) due 08/25/2036 ~	4,380	4,039
1.677% (US0001M + 0.440%) due 04/25/2035 ~	1,093	1,091
1.717% (US0001M + 0.480%) due 02/25/2036 ~	2,147	1,984
1.737% (US0001M + 0.500%) due 03/25/2035 ~	164	163
1.917% (US0001M + 0.680%) due 09/25/2034 ~	181	183
1.937% (US0001M + 0.700%) due 09/25/2034 ~	1,014	1,007
2.550% due 02/25/2034 ~	123	114
3.201% due 12/25/2033 ~	1,377	1,388
3.212% due 01/25/2036 ^~	11,610	11,372
3.219% due 03/25/2036 ~	16,308	12,123
3.230% due 03/25/2036 ~	5,201	4,459
3.250% due 04/25/2035 ~	11	10
3.255% due 10/25/2033 ~	55	55
3.285% due 02/25/2036 ^~	1,364	1,212
3.292% due 08/25/2036 ^~	5,192	4,216

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.308% due 01/25/2035 ~		$2,596	$2,122
3.313% due 11/25/2035 ^~		5,395	4,543
3.436% due 02/25/2034 ~		2,979	3,083
3.437% due 11/25/2036 ^~		6,094	5,571
3.475% due 08/25/2034 ~		68	71
3.475% due 11/25/2036 ^~		2,919	2,516
3.477% due 11/25/2036 ~		1,473	1,375
3.484% due 09/25/2034 ~		842	800
3.564% due 05/25/2035 ~		696	706
3.592% due 05/25/2036 ^~		9,316	7,014
3.629% due 05/25/2036 ^~		8,084	6,275
3.635% due 05/25/2035 ~		178	184
3.685% due 08/25/2036 ^~		70	55
3.770% due 12/25/2046 ^~		688	545
3.833% due 03/25/2036 ^~		9,691	8,385
4.937% due 07/25/2035 ^~		11,528	9,607
Bear Stearns Asset-Backed Securities Trust
1.637% (US0001M + 0.400%) due 11/25/2034 ^~		1,876	1,637
5.500% due 01/25/2034		33	33
5.750% due 11/25/2034 ^		3,639	3,717
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030 ~		1,139	1,152
Bear Stearns Mortgage Funding Trust
1.397% (US0001M + 0.160%) due 12/25/2046 ~		31,774	29,510
Bear Stearns Mortgage Securities, Inc.
3.669% due 06/25/2030 ~		8	9
Bear Stearns Structured Products, Inc. Trust
3.359% due 01/26/2036 ~		3,069	2,730
3.435% due 12/26/2046 +~		2,852	2,510
Bella Vista Mortgage Trust
1.736% (LIBOR01M + 0.500%) due 05/20/2045 ~		27	20
Berica ABS SRL
0.019% (EUR003M + 0.300%) due 12/31/2055 ~	EUR	12,395	14,645
BX Trust
2.154% (LIBOR01M + 0.920%) due 07/15/2034 ~		$22,000	22,066
CGMS Commercial Mortgage Trust
2.334% (LIBOR01M + 1.100%) due 07/15/2030 ~		9,200	9,182
Chase Mortgage Finance Trust
3.167% due 12/25/2035 ^~		3,090	3,006
3.229% due 02/25/2037 ~		3,588	3,556
3.244% due 12/25/2035 ^~		7,534	7,414
3.286% due 03/25/2037 ^~		5,212	4,445
3.363% due 03/25/2037 ^~		220	220
3.486% due 02/25/2037 ~		361	360
3.495% due 09/25/2036 ^~		740	726
3.521% due 02/25/2037 ~		446	446
3.562% due 09/25/2036 ^~		87	87
3.582% due 02/25/2037 ~		56	56
3.679% due 02/25/2037 ~		33	33
5.500% due 12/25/2022 ^		6,453	5,515
5.500% due 03/25/2037		34	30
6.000% due 11/25/2036 ^		1,791	1,532
6.000% due 02/25/2037 ^		977	797
6.000% due 03/25/2037 ^		915	815
ChaseFlex Trust
1.387% (US0001M + 0.150%) due 08/25/2037 ~		9,909	9,531
1.577% (US0001M + 0.340%) due 08/25/2037 ~		10,132	9,886
1.737% (US0001M + 0.500%) due 06/25/2035 ~		2,863	1,816

14	See Accompanying Notes

September 30, 2017

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.331% due 08/25/2037 ^	$1,413	$1,337
5.000% due 07/25/2037 ^	2,322	2,101
6.000% due 02/25/2037 ^	2,094	1,646
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.417% (US0001M + 0.180%) due 05/25/2036 ~	1,321	1,260
1.417% (US0001M + 0.180%) due 07/25/2036 ~	1,035	970
1.447% (US0001M + 0.210%) due 10/25/2046 ~	2,346	2,238
1.487% (US0001M + 0.250%) due 08/25/2035 ~	562	553
1.585% (LIBOR01M + 0.300%) due 01/25/2036 ~	1,103	1,069
Citicorp Mortgage Securities Trust
5.500% due 12/25/2022	14	14
5.500% due 02/25/2026	62	62
5.500% due 04/25/2037	621	620
5.750% due 09/25/2037	998	1,008
6.000% due 06/25/2036	3,216	3,221
6.000% due 08/25/2036	911	938
Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020	226	228
Citigroup Global Markets Mortgage Securities, Inc.
1.737% (US0001M + 0.500%) due 05/25/2032 ~	65	64
7.000% due 12/25/2018	5	5
Citigroup Mortgage Loan Trust
1.307% (LIBOR01M + 0.070%) due 01/25/2037 ~	551	439
1.584% (US0001M + 0.350%) due 05/25/2037 ~	2	2
2.910% due 10/25/2046 ~	3,531	3,198
3.154% due 03/25/2037 ~	8,506	7,512
3.190% due 04/25/2037 ^~	2,133	1,830
3.397% due 08/25/2035 ~	6,243	4,833
3.452% due 03/25/2037 ^~	2,540	2,293
3.504% due 07/25/2046 ^~	3,474	3,135
6.250% due 11/25/2037 ~	3,592	2,963
Citigroup Mortgage Loan Trust, Inc.
2.034% (US0001M + 0.800%) due 08/25/2035 ^~	2,884	2,631
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~	2,269	2,217
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~	16,852	17,040
3.189% due 05/25/2035 ~	1,471	1,486
3.321% due 12/25/2035 ^~	1,936	1,461
3.497% due 02/25/2034 ~	1,026	1,024
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	22	22
5.500% due 11/25/2035 ^	2,244	2,227
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	696	698
6.000% due 09/25/2036	485	474
6.000% due 06/25/2037 ^	1,211	1,118
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	33	35
Commercial Mortgage Trust
3.142% due 02/10/2048	4,200	4,304
3.830% due 07/10/2046	29	29
Community Program Loan Trust
4.500% due 04/01/2029	6,538	6,535
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	1,690	1,445
6.000% due 08/25/2037 ^~	3,724	2,953
Countrywide Alternative Loan Trust
1.377% (US0001M + 0.140%) due 04/25/2047 ~	9,606	8,522
1.397% (US0001M + 0.160%) due 12/25/2046 ^~	1,920	1,901
1.407% (US0001M + 0.170%) due 11/25/2036 ~	3,032	2,886

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.407% (US0001M + 0.170%) due 01/25/2037 ^~	$689	$663
1.407% (US0001M + 0.170%) due 06/25/2046 ~	1,113	1,067
1.417% (US0001M + 0.180%) due 05/25/2047 ~	4,281	4,141
1.426% (US0001M + 0.190%) due 09/20/2046 ~	3,973	3,301
1.427% (US0001M + 0.190%) due 07/25/2046 ^~	2,738	2,282
1.427% (US0001M + 0.190%) due 09/25/2046 ^~	14,312	12,827
1.437% (US0001M + 0.200%) due 06/25/2037 ~	8	8
1.437% (US0001M + 0.200%) due 04/25/2047 ~	7,480	7,139
1.446% (US0001M + 0.210%) due 03/20/2046 ~	1,622	1,391
1.446% (US0001M + 0.210%) due 05/20/2046 ^~	1,055	900
1.447% (US0001M + 0.210%) due 05/25/2035 ~	152	144
1.447% (US0001M + 0.210%) due 07/25/2046 ^~	274	236
1.466% (US0001M + 0.230%) due 07/20/2035 ~	54	53
1.466% (US0001M + 0.230%) due 05/20/2046 ^~	12,224	9,743
1.487% (US0001M + 0.250%) due 09/25/2046 ^~	975	573
1.487% (US0001M + 0.250%) due 10/25/2046 ^~	221	169
1.497% (US0001M + 0.260%) due 07/25/2035 ~	3,015	2,983
1.497% (US0001M + 0.260%) due 07/25/2036 ~	28,181	22,735
1.497% (US0001M + 0.260%) due 07/25/2046 ^~	546	301
1.507% (US0001M + 0.270%) due 05/25/2036 ^~	28	7
1.517% (US0001M + 0.280%) due 12/25/2035 ~	27	26
1.517% (US0001M + 0.280%) due 02/25/2037 ~	2,691	2,473
1.527% (US0001M + 0.290%) due 11/25/2035 ~	2,118	1,926
1.527% (US0001M + 0.290%) due 02/25/2036 ^~	2,476	2,078
1.536% (US0001M + 0.300%) due 11/20/2035 ~	23	22
1.567% (US0001M + 0.330%) due 09/25/2035 ~	1,154	1,066
1.587% (US0001M + 0.350%) due 09/25/2035 ~	1,490	1,426
1.587% (US0001M + 0.350%) due 05/25/2036 ^~	3,774	2,218
1.587% (US0001M + 0.350%) due 06/25/2036 ^~	1,962	1,286
1.587% (US0001M + 0.350%) due 05/25/2037 ^~	220	119
1.737% (US0001M + 0.500%) due 06/25/2035 ~	3,237	3,107
1.737% (US0001M + 0.500%) due 04/25/2036 ~	10,307	6,209
1.757% (US0001M + 0.520%) due 12/25/2035 ~	1,033	1,002
1.787% (US0001M + 0.550%) due 08/25/2034 ~	26	24
1.787% (US0001M + 0.550%) due 10/25/2036 ^~	3,642	2,168
1.817% (US0001M + 0.580%) due 06/25/2034 ~	2,157	2,119
1.889% (12MTA + 1.000%) due 12/25/2035 ~	458	430
1.889% (12MTA + 1.000%) due 02/25/2036 ~	546	502
1.917% (US0001M + 0.680%) due 10/25/2035 ~	3,910	2,949

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.937% (US0001M + 0.700%) due 10/25/2035 ^~	$1,628	$1,389
1.989% (12MTA + 1.100%) due 08/25/2035 ^~	177	131
2.007% (US0001M + 0.770%) due 11/25/2035 ~	348	326
2.037% (US0001M + 0.800%) due 12/25/2035 ^~	2,518	2,208
2.269% (12MTA + 1.380%) due 11/25/2047 ^~	7,905	6,679
2.287% (US0001M + 1.050%) due 06/25/2034 ~	8,402	7,948
2.289% (12MTA + 1.400%) due 08/25/2035 ~	1,408	1,445
2.337% (US0001M + 1.100%) due 02/25/2036 ^~	5,207	4,383
2.369% (12MTA + 1.480%) due 01/25/2036 ~	53	53
3.241% due 11/25/2035 ^~	1,198	1,088
3.288% due 10/25/2035 ^~	541	470
5.000% due 01/25/2035	2	2
5.250% due 06/25/2035 ^	708	673
5.500% due 07/25/2035 ^	2,912	2,562
5.500% due 11/25/2035	2,796	2,210
5.500% due 11/25/2035 ^	6,319	5,442
5.500% due 12/25/2035 ^	2,143	1,833
5.500% due 02/25/2036 ^	1,826	1,636
5.750% (US0001M + 1.000%) due 03/25/2037 ^~	1,088	933
5.750% due 07/25/2037 ^	204	185
6.000% due 10/25/2033	353	368
6.000% due 02/25/2034	6	6
6.000% due 03/25/2035 ^	228	180
6.000% due 04/25/2036 ^	1,563	1,238
6.000% due 05/25/2036 ^	1,657	1,379
6.000% due 06/25/2036 ^	1,386	1,216
6.000% (US0001M + 1.000%) due 08/25/2036 ^~	1,721	1,512
6.000% due 08/25/2036 ^	3,245	2,852
6.000% due 11/25/2036 ^	88	77
6.000% due 02/25/2037	512	420
6.000% due 02/25/2037 ^	7,778	5,751
6.000% due 03/25/2037 ^	2,379	1,839
6.000% due 04/25/2037	4,596	3,669
6.000% due 05/25/2037 ^	472	357
6.000% due 08/25/2037	692	623
6.250% due 12/25/2033	50	52
6.250% due 11/25/2036 ^	706	638
6.250% due 11/25/2036	3,023	2,490
6.250% due 08/25/2037 ^	3,129	2,784
6.500% due 05/25/2036 ^	3,035	2,397
6.500% due 09/25/2036	1,395	1,179
6.500% due 08/25/2037 ^	8,522	6,455
6.500% due 09/25/2037 ^	1,986	1,442
16.398% (US0001M + 19.800%) due 07/25/2035 ~	1,249	1,554
Countrywide Commercial Mortgage Trust
6.462% due 11/12/2043 ~	275	275
Countrywide Home Loan Mortgage Pass-Through Trust
1.577% (US0001M + 0.340%) due 03/25/2036 ~	569	159
1.587% (US0001M + 0.350%) due 02/25/2036 ^~	131	44
1.697% (US0001M + 0.460%) due 05/25/2035 ~	7,384	6,875
1.777% (US0001M + 0.540%) due 03/25/2035 ~	592	570
1.817% (US0001M + 0.580%) due 04/25/2035 ~	9,747	9,291
1.837% (US0001M + 0.600%) due 05/25/2035 ~	1,891	1,776
1.849% (12MTA + 0.960%) due 04/25/2046 ^~	7,112	4,125

See Accompanying Notes	15

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.877% (US0001M + 0.640%) due 03/25/2035 ~	$220	$207
1.897% (US0001M + 0.660%) due 02/25/2035 ~	1,029	977
1.917% (US0001M + 0.680%) due 02/25/2035 ~	214	209
1.997% (US0001M + 0.760%) due 09/25/2034 ~	86	84
2.459% due 04/25/2035 ~	144	111
2.463% due 06/19/2031 ~	44	43
2.750% due 07/19/2031 ~	21	21
3.135% due 07/25/2034 ~	1,195	1,200
3.165% due 11/25/2034 ~	4,929	4,910
3.171% due 05/20/2036 ^~	1,607	1,377
3.174% due 11/20/2034 ~	3,563	3,582
3.176% due 10/25/2035 ^~	3,593	3,106
3.178% due 02/20/2036 ^~	197	172
3.187% due 06/20/2034 ~	621	624
3.250% due 03/25/2037 ^~	823	750
3.252% due 04/20/2036 ^~	1,912	1,770
3.306% (US0012M + 1.750%) due 02/20/2036 ^~	21	19
3.309% due 07/20/2034 ~	400	389
3.325% due 04/25/2035 ^~	2,454	2,259
3.346% due 11/20/2034 ~	220	222
3.367% due 10/19/2032 ~	34	32
3.367% due 10/20/2035 ~	738	659
3.391% due 09/25/2047 ^~	2,706	2,550
3.408% due 02/25/2047 ^~	930	844
3.433% due 11/25/2037 ~	6,430	5,675
3.479% (US0012M + 1.750%) due 02/20/2036 ^~	161	152
3.487% due 02/25/2034 ~	31	31
3.489% due 08/25/2034 ^~	4	4
3.489% due 08/25/2034 ~	114	109
3.504% due 08/25/2034 ^~	2,082	2,043
3.526% due 12/19/2033 ~	41	42
3.636% due 11/19/2033 ~	160	163
3.665% due 10/25/2033 ~	1,852	1,839
3.688% due 04/20/2035 ~	309	292
3.689% due 08/25/2034 ^~	1,989	1,891
4.500% due 09/25/2035	2,238	2,157
5.000% due 09/25/2035 ^	50	49
5.500% due 01/25/2035	422	427
5.500% due 03/25/2035	890	897
5.500% due 09/25/2035 ^	5,397	5,341
5.500% due 10/25/2035 ^	3,600	3,428
5.500% due 11/25/2035 ^	1,552	1,408
5.750% due 12/25/2035 ^	2,691	2,462
5.750% due 02/25/2037 ^	1,912	1,660
5.750% due 07/25/2037 ^	950	887
6.000% due 05/25/2036 ^	2,814	2,413
6.000% due 12/25/2036 ^	190	165
6.000% due 02/25/2037 ^	4,022	3,652
6.000% due 03/25/2037 ^	752	670
6.000% due 07/25/2037	1,073	956
6.000% due 08/25/2037 ^	6,459	5,760
6.000% due 09/25/2037 ^	533	496
6.250% due 09/25/2036 ^	7,451	6,575
6.250% due 02/25/2038 ^	1,916	1,660
Countrywide Home Loan Reperforming REMIC Trust
1.577% (US0001M + 0.340%) due 06/25/2035 ~	2,443	2,272
5.122% due 01/25/2034 ~	397	393
6.500% due 11/25/2034	863	857
7.500% due 11/25/2034	414	411
7.500% due 06/25/2035 ^	1,355	1,379
Credit Suisse Commercial Mortgage Trust
1.474% (LIBOR01M + 0.240%) due 05/27/2037 ~	5,554	5,524
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1
1.831% due 03/25/2032 ~	384	364
2.387% (US0001M + 1.150%) due 09/25/2034 ^~	2,081	1,958
3.351% due 09/25/2034 ~	1,291	1,294
5.066% due 06/25/2032 ~	19	19
5.500% due 09/25/2035	5,737	5,446
7.500% due 05/25/2032	75	81

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
7.500% due 12/25/2032		$2	$2
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
1.977% (US0001M + 0.740%) due 06/25/2034 ~		692	681
2.928% due 10/25/2033 ~		73	73
3.014% due 07/25/2033 ~		1,418	1,411
3.543% due 05/25/2034 ~		2,528	2,576
5.500% due 10/25/2035		1,705	1,617
6.000% due 11/25/2035 ^		30	26
Credit Suisse Mortgage Capital Certificates
3.185% due 07/27/2037 ~		18,264	16,244
3.278% due 04/26/2038 ~		1,896	1,889
3.313% due 11/26/2035 ~		880	890
3.575% due 04/28/2037 ~		10,437	8,910
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~		1,296	726
5.837% due 04/25/2037 ~		21,780	11,408
5.863% due 02/25/2037 ^~		3,578	1,689
6.000% due 07/25/2036		1,435	1,263
6.000% due 04/25/2037 ^		1,539	1,269
6.632% due 08/25/2037 ~		6,810	5,195
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		1,906	953
5.720% due 09/25/2036		2,781	1,734
6.172% due 06/25/2036 ^		2,461	1,215
Deco - Gondola SRL
1.121% (EUR003M + 1.450%) due 02/22/2026 ~	EUR	1,269	1,503
Deutsche ALT-A Securities, Inc.
1.337% (US0001M + 0.100%) due 08/25/2037 ^~		$9,103	8,001
1.357% (US0001M + 0.120%) due 08/25/2036 ~		5,304	4,747
1.377% (LIBOR01M + 0.140%) due 07/25/2047 ~		20,185	19,207
1.387% (US0001M + 0.150%) due 02/25/2047 ~		8,168	7,078
1.477% (US0001M + 0.240%) due 01/25/2047 ~		4,120	3,265
3.341% due 10/25/2035 ~		2,469	2,158
3.896% due 10/25/2035 ~		1,140	1,127
5.000% due 10/25/2018		34	34
5.500% due 12/25/2035 ^		1,470	1,323
Deutsche ALT-B Securities, Inc.
1.337% (US0001M + 0.100%) due 10/25/2036 ^~		15	12
5.869% due 10/25/2036 ^		1,225	1,163
5.886% due 10/25/2036 ^		1,225	1,163
6.005% due 10/25/2036 ^~		924	877
6.300% due 07/25/2036 ^		1,211	1,036
Deutsche Mortgage & Asset Receiving Corp.
1.474% (LIBOR01M + 0.240%) due 11/27/2036 ~		8,650	8,528
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 +		46	38
Downey Savings & Loan Association Mortgage Loan Trust
1.417% (US0001M + 0.180%) due 04/19/2047 ^~		1,035	846
2.057% (US0001M + 0.820%) due 09/19/2044 ~		111	111
3.065% due 07/19/2044 ~		30	31
EMF-NL Prime BV
0.469% (EUR003M + 0.800%) due 04/17/2041 ~	EUR	7,313	8,132
Eurosail PLC
1.169% (EUR003M + 1.500%) due 10/17/2040 ~		2,982	3,545
First Horizon Alternative Mortgage Securities Trust
1.607% (US0001M + 0.370%) due 02/25/2037 ~		$29	18
1.737% (US0001M + 0.500%) due 06/25/2035 ^~		4,183	3,298
3.005% due 08/25/2035 ^~		2,777	2,518
3.133% due 08/25/2034 ~		659	655
3.158% due 03/25/2035 ~		61	51
5.500% due 05/25/2035		3,037	2,793

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.500% due 06/25/2035 ^		$3,744	$3,572
6.000% due 07/25/2036 ^		2,445	2,122
6.250% due 08/25/2037 ^		799	635
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		164	148
First Horizon Mortgage Pass-Through Trust
1.507% (US0001M + 0.270%) due 02/25/2035 ~		20	18
2.826% due 11/25/2034 ~		2,425	2,419
3.048% due 01/25/2037 ^~		63	57
3.273% due 11/25/2037 ^~		6,664	6,353
3.291% due 10/25/2035 ^~		7,597	7,296
3.291% due 11/25/2035 ^~		1,604	1,499
3.294% due 08/25/2035 ~		1,576	1,379
3.451% due 04/25/2035 ~		2,369	2,423
3.570% due 09/25/2035 ~		3,207	3,135
3.575% due 10/25/2035 ~		954	941
4.065% due 10/25/2036 ~		518	489
5.250% due 05/25/2021 ^		303	214
5.500% due 01/25/2035		340	348
5.750% due 02/25/2036 ^		627	565
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		129	132
General Motors Acceptance Corp.
7.430% due 12/01/2021		27	27
GMAC Mortgage Corp. Loan Trust
3.695% due 04/19/2036 ^~		5,238	4,881
3.744% due 05/25/2035 ~		2,284	2,184
4.015% due 06/25/2034 ~		19	19
4.037% due 06/25/2034 ~		27	27
4.378% due 06/19/2035 ~		307	304
Great Hall Mortgages PLC
0.380% (EUR003M + 0.130%) due 03/18/2039 ~	EUR	1,748	2,032
0.463% (BP0003M + 0.130%) due 03/18/2039 ~	GBP	50,918	67,056
0.473% (BP0003M + 0.140%) due 06/18/2039 ~		14,384	18,972
1.451% (US0003M + 0.130%) due 06/18/2039 ~		$22,158	21,652
Grecale ABS SRL
0.052% (EUR006M + 0.300%) due 04/28/2056 ~	EUR	6,726	7,935
GreenPoint Mortgage Funding Trust
1.437% (US0001M + 0.200%) due 10/25/2046 ~		$793	672
1.437% (US0001M + 0.200%) due 12/25/2046 ^~		623	554
1.477% (US0001M + 0.240%) due 08/25/2045 ~		4,010	3,770
1.507% (US0001M + 0.270%) due 04/25/2036 ^~		65	57
1.507% (US0001M + 0.270%) due 11/25/2045 ~		445	395
1.577% (US0001M + 0.340%) due 10/25/2046 ~		693	504
1.677% (US0001M + 0.440%) due 06/25/2045 ~		674	635
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		18,300	18,369
GS Mortgage Securities Trust
2.304% due 11/10/2045 ~(a)		40,192	3,358
3.199% due 10/10/2031		8,510	8,575
GSC Capital Corp. Mortgage Trust
1.417% (US0001M + 0.180%) due 05/25/2036 ^~		277	231
GSMPS Mortgage Loan Trust
1.587% (US0001M + 0.350%) due 09/25/2035 ~		6,033	5,290
7.500% due 06/25/2043		3,036	3,309

16	See Accompanying Notes

September 30, 2017

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
GSR Mortgage Loan Trust
1.537% (US0001M + 0.300%) due 07/25/2035 ~	$226	$209
1.587% (US0001M + 0.350%) due 01/25/2034 ~	54	52
2.560% (H15T1Y + 1.750%) due 03/25/2033 ~	26	26
2.910% (H15T1Y + 1.750%) due 04/25/2032 ~	113	104
3.121% due 06/25/2034 ~	341	339
3.282% due 11/25/2035 ~	29	29
3.390% due 04/25/2036 ~	77	70
3.395% due 01/25/2036 ^~	189	190
3.407% due 11/25/2035 ~	64	63
3.503% due 04/25/2035 ~	414	414
3.516% due 09/25/2035 ~	81	82
3.516% due 11/25/2035 ^~	3,180	2,746
3.536% due 07/25/2035 ~	66	66
3.542% due 05/25/2035 ~	31	31
3.581% due 05/25/2035 ~	1,797	1,751
3.635% due 04/25/2035 ~	2,309	2,332
5.000% due 05/25/2036 ^	402	403
5.000% due 05/25/2037 ^	9	9
5.500% due 06/25/2035	3,461	3,603
5.500% due 06/25/2036 ^	1,640	1,623
5.750% due 02/25/2036	1,151	1,128
5.750% due 02/25/2037 ^	1,643	1,563
5.868% due 03/25/2037 ^~	7,740	7,130
6.000% due 08/25/2021 ^	111	109
6.000% due 03/25/2032	6	7
6.000% due 11/25/2035 ^	12,140	10,044
6.000% due 11/25/2035	1,445	1,306
6.000% due 02/25/2036 ^	6,352	5,736
6.000% due 01/25/2037 ^	4,487	4,319
6.000% due 03/25/2037 ^	38	38
6.000% due 05/25/2037 ^	3,841	3,647
6.000% due 07/25/2037 ^	380	354
6.250% due 09/25/2036 ^	902	871
6.500% due 09/25/2036 ^	3,502	2,897
HarborView Mortgage Loan Trust
1.387% (US0001M + 0.150%) due 01/25/2047 ~	3,767	3,439
1.417% (US0001M + 0.180%) due 07/19/2046 ^~	26,563	18,128
1.437% (US0001M + 0.200%) due 09/19/2046 ~	4,755	4,331
1.447% (US0001M + 0.210%) due 11/19/2036 ~	5,474	4,615
1.477% (US0001M + 0.240%) due 06/19/2035 ~	2,225	2,192
1.517% (US0001M + 0.280%) due 02/19/2036 ~	7,890	6,858
1.677% (US0001M + 0.440%) due 05/19/2035 ~	10,424	9,793
1.797% (US0001M + 0.560%) due 06/19/2034 ~	833	809
1.837% (US0001M + 0.600%) due 04/19/2034 ~	1,027	956
1.877% (US0001M + 0.640%) due 01/19/2035 ~	1,760	1,644
1.937% (US0001M + 0.700%) due 01/19/2035 ~	3,282	2,790
1.957% (US0001M + 0.720%) due 01/19/2035 ~	263	255
2.037% (US0001M + 0.800%) due 11/19/2034 ~	297	270
2.237% (US0001M + 1.000%) due 10/25/2037 ~	1,935	1,916
2.557% (COF 11 + 1.850%) due 06/19/2045 ^~	13,645	9,260
3.330% due 04/19/2034 ~	25	25
3.511% due 06/19/2036 ^~	4,729	3,457

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.573% due 07/19/2035 ~	$455	$405
3.629% due 08/19/2036 ^~	1,192	1,105
3.676% due 12/19/2035 ^~	1,949	1,932
3.945% due 06/19/2036 ~	7,374	5,411
Hilton USA Trust
2.828% due 11/05/2035	33,800	33,767
HomeBanc Mortgage Trust
1.497% (US0001M + 0.260%) due 01/25/2036 ~	2,649	2,617
1.507% (US0001M + 0.270%) due 10/25/2035 ~	63	62
1.977% (US0001M + 0.740%) due 12/25/2034 ~	3,205	3,172
2.097% (US0001M + 0.860%) due 08/25/2029 ~	1,649	1,586
3.191% due 04/25/2037 ^~	2,673	2,505
3.251% due 04/25/2037 ^~	3,422	2,952
Homestar Mortgage Acceptance Corp.
1.687% (US0001M + 0.450%) due 07/25/2034 ~	1,006	1,010
HSI Asset Securitization Corp. Trust
1.457% (US0001M + 0.220%) due 11/25/2035 ~	17,161	14,177
Impac CMB Trust
1.977% (US0001M + 0.740%) due 11/25/2034 ~	1,418	1,415
1.997% (US0001M + 0.760%) due 10/25/2033 ~	23	23
2.017% (US0001M + 0.780%) due 10/25/2034 ~	612	601
4.621% due 09/25/2034	219	214
Impac Secured Assets CMN Owner Trust
2.037% (US0001M + 0.800%) due 11/25/2034 ~	195	194
3.488% due 07/25/2035 ~	1,075	882
Impac Secured Assets Trust
1.407% (US0001M + 0.170%) due 01/25/2037 ~	10,941	10,472
IndyMac Adjustable Rate Mortgage Trust
2.222% due 01/25/2032 ~	297	291
2.292% due 01/25/2032 ~	65	58
3.197% due 08/25/2031 ~	338	340
IndyMac Mortgage Loan Trust
1.377% (LIBOR01M + 0.140%) due 04/25/2037 ~	5,175	5,140
1.397% (LIBOR01M + 0.160%) due 04/25/2037 ~	2,190	2,106
1.417% (US0001M + 0.180%) due 02/25/2037 ~	22,110	19,887
1.417% (LIBOR01M + 0.180%) due 07/25/2047 ~	9,296	6,873
1.427% (LIBOR01M + 0.190%) due 04/25/2037 ~	1,574	1,390
1.437% (US0001M + 0.200%) due 11/25/2046 ~	705	644
1.447% (US0001M + 0.210%) due 04/25/2046 ~	5,145	4,708
1.447% (US0001M + 0.210%) due 05/25/2046 ~	127	122
1.467% (US0001M + 0.230%) due 04/25/2035 ~	245	227
1.477% (US0001M + 0.240%) due 07/25/2035 ~	2,324	2,271
1.537% (US0001M + 0.300%) due 11/25/2035 ^~	631	465
1.537% (US0001M + 0.300%) due 06/25/2037 ^~	1,191	771
1.547% (US0001M + 0.310%) due 10/25/2036 ~	13,687	10,995
1.877% (US0001M + 0.640%) due 07/25/2045 ~	72	70
2.017% (US0001M + 0.780%) due 05/25/2034 ~	6	6
2.037% (US0001M + 0.800%) due 11/25/2034 ~	49	45
2.057% (US0001M + 0.820%) due 11/25/2034 ^~	1,414	1,194
2.962% due 01/25/2035 ~	140	134
3.038% due 06/25/2037 ~	7,768	5,855

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.047% due 06/25/2037 ^~	3,093	2,865
3.109% due 12/25/2034 ~	142	138
3.245% due 01/25/2036 ~	8,070	8,050
3.269% due 01/25/2036 ^~	5,896	5,369
3.276% due 08/25/2035 ~	60	54
3.281% due 01/25/2036 ^~	685	615
3.298% due 12/25/2035 ~	4,265	4,117
3.301% due 08/25/2035 ~	652	596
3.301% due 08/25/2035 ^~	554	506
3.302% due 03/25/2036 ~	3,269	3,054
3.314% due 07/25/2037 ~	1,586	1,354
3.329% due 09/25/2035 ^~	14,665	14,005
3.340% due 10/25/2035 ~	572	536
3.397% due 08/25/2036 ~	1,692	1,633
3.404% due 04/25/2037 ~	7,889	7,440
3.410% due 04/25/2037 ^~	14,641	13,229
3.411% due 02/25/2035 ~	456	441
3.418% due 05/25/2036 ~	3,249	2,618
3.448% due 11/25/2037 ~	2,400	2,367
3.532% due 10/25/2034 ~	2,894	2,924
6.250% due 11/25/2037 ^	1,366	1,133
JPMorgan Alternative Loan Trust
1.377% (US0001M + 0.140%) due 03/25/2037 ~	1,901	1,555
2.988% due 12/25/2036 ~	18,026	16,582
3.117% due 11/25/2036 ^~	2,112	2,146
3.489% due 05/25/2037 ^~	7,037	6,944
5.654% due 05/26/2037 +~	38,494	32,707
6.050% due 05/25/2036	415	404
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.684% (LIBOR01M + 1.450%) due 01/15/2033 ~	17,280	17,321
JPMorgan Chase Commercial Mortgage Securities Trust
2.677% (LIBOR01M + 1.450%) due 10/15/2033 ~	12,600	12,653
3.474% due 12/15/2049 ~	6,700	6,966
JPMorgan Mortgage Trust
2.990% due 02/25/2034 ~	414	414
2.996% due 11/25/2033 ~	13	13
3.042% due 07/27/2037 ~	13,185	12,651
3.172% due 11/25/2035 ~	1,893	1,840
3.174% due 06/25/2035 ~	4,067	4,025
3.185% due 11/25/2035 ~	3,281	3,166
3.264% due 04/25/2036 ^~	5,338	4,977
3.334% due 10/25/2035 ^~	844	763
3.350% due 05/25/2036 ~	4,540	4,493
3.389% due 02/25/2036 ^~	19	18
3.399% due 10/25/2035 ^~	2,065	1,959
3.399% due 10/25/2036 ~	170	151
3.418% due 08/25/2036 ^~	3,686	3,628
3.420% due 04/25/2036 ~	4,815	4,887
3.420% due 04/25/2036 ^~	2,089	2,082
3.457% due 02/25/2036 ^~	112	105
3.462% due 07/25/2035 ~	496	497
3.479% due 04/25/2037 ^~	588	559
3.480% due 07/25/2035 ~	1,626	1,631
3.500% due 08/25/2035 ~	4,554	4,586
3.503% due 10/25/2036 ^~	56	51
3.506% due 06/25/2035 ~	5,455	5,440
3.520% due 07/25/2035 ~	201	200
3.529% due 04/25/2035 ~	209	212
3.558% due 10/25/2035 ~	1,788	1,696
3.558% due 10/25/2036 ^~	4,675	4,383
3.567% due 07/25/2035 ~	2,041	2,046
3.579% due 10/25/2035 ~	89	90
3.601% due 08/25/2035 ^~	2,615	2,544
3.621% due 06/25/2035 ~	554	524
3.644% due 07/25/2035 ~	7,849	8,074
3.676% due 07/25/2035 ~	42	43

See Accompanying Notes	17

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.710% due 07/25/2035 ~		$712	$726
3.715% due 08/25/2035 ~		1,660	1,671
3.725% due 09/25/2035 ~		431	400
5.000% due 08/25/2020		532	535
5.500% due 03/25/2022 ^		356	369
5.500% due 07/25/2036 ^		1,119	1,040
5.750% due 01/25/2036 ^		29	25
6.000% due 01/25/2037 ^		16,462	14,036
6.500% due 07/25/2036 ^		4,179	3,506
6.500% due 08/25/2036 ^		719	622
Lavender Trust
6.250% due 10/26/2036		6,010	5,100
Lehman Mortgage Trust
1.557% (US0001M + 0.320%) due 08/25/2036 ^~		8,359	6,941
1.887% (US0001M + 0.650%) due 06/25/2037 ^~		724	613
5.000% due 12/25/2035 ^		271	253
5.289% due 01/25/2036 ^~		4,694	4,477
5.329% due 12/25/2035 ~		5,489	3,656
5.500% due 01/25/2036		1,174	1,008
5.841% due 04/25/2036 ~		1,158	1,056
6.000% due 07/25/2036 ^		7,016	5,945
6.000% due 09/25/2036 ^		2,555	2,185
Lehman XS Trust
1.357% (US0001M + 0.120%) due 07/25/2037 ~		4,145	3,916
1.397% (LIBOR01M + 0.160%) due 03/25/2047 ^~		8,432	8,202
1.407% (US0001M + 0.170%) due 12/25/2036 ^~		1,925	1,914
1.417% (LIBOR01M + 0.180%) due 07/25/2037 ^~		4,295	3,730
1.427% (US0001M + 0.190%) due 11/25/2046 ~		335	307
1.437% (US0001M + 0.200%) due 08/25/2046 ~		15,358	13,438
1.437% (US0001M + 0.200%) due 08/25/2046 ^~		1,774	1,511
2.137% (US0001M + 0.900%) due 08/25/2047 ~		11,228	9,542
2.737% (US0001M + 1.500%) due 07/25/2035 ~		4,714	4,734
Luminent Mortgage Trust
1.397% (US0001M + 0.160%) due 11/25/2036 ^~		317	264
1.404% (LIBOR01M + 0.170%) due 12/25/2036 ~		10,661	9,545
1.414% (LIBOR01M + 0.180%) due 12/25/2036 ^~		6,611	5,947
1.437% (US0001M + 0.200%) due 02/25/2046 ~		85	70
1.477% (US0001M + 0.240%) due 04/25/2036 ~		16,303	13,802
Marche Mutui SRL
1.921% (EUR003M + 2.250%) due 01/27/2064 ~	EUR	7,845	9,290
MASTR Adjustable Rate Mortgages Trust
1.434% (LIBOR01M + 0.200%) due 05/25/2047 ~		$539	447
1.447% (US0001M + 0.210%) due 04/25/2046 ~		7,210	5,958
1.447% (LIBOR01M + 0.210%) due 05/25/2047 ^~		752	739
1.477% (US0001M + 0.240%) due 05/25/2037 ~		1,145	756
1.537% (LIBOR01M + 0.300%) due 05/25/2047 ^~		664	517
3.011% due 07/25/2035 ^~		1,339	1,209

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.182% due 12/25/2033 ~	$48	$48
3.266% due 12/25/2034 ~	3,764	3,670
3.308% due 10/25/2032 ~	411	410
3.328% due 12/25/2033 ~	166	167
3.402% due 05/25/2034 ~	174	174
3.422% due 03/25/2035 ~	527	520
3.911% due 10/25/2034 ~	3,309	3,243
MASTR Alternative Loan Trust
1.637% (US0001M + 0.400%) due 03/25/2036 ~	7,547	1,607
MASTR Asset Securitization Trust
5.750% (US0001M + 0.950%) due 05/25/2036 ^~	6,972	6,555
6.000% due 06/25/2036 ^	626	609
MASTR Reperforming Loan Trust
1.597% (US0001M + 0.360%) due 07/25/2035 ~	3,700	3,077
7.000% due 08/25/2034	2,478	2,506
7.000% due 05/25/2035	682	674
MASTR Seasoned Securitization Trust
6.500% due 08/25/2032 ~	3,958	4,265
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.934% (US0001M + 0.700%) due 11/15/2031 ~	2,647	2,652
1.974% (US0001M + 0.740%) due 09/15/2030 ~	798	791
2.114% (US0001M + 0.880%) due 11/15/2031 ~	52	48
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.094% (US0001M + 0.860%) due 08/15/2032 ~	129	125
2.610% due 10/20/2029 ~	1,966	1,977
Merrill Lynch Alternative Note Asset Trust
1.347% (US0001M + 0.110%) due 03/25/2037 ~	1,035	509
1.404% (LIBOR01M + 0.170%) due 02/25/2037 ~	2,126	2,088
1.537% (US0001M + 0.300%) due 03/25/2037 ~	2,740	1,379
3.849% due 06/25/2037 ^~	1,901	1,589
6.000% due 03/25/2037	1,343	672
6.000% due 05/25/2037 ^	7,638	7,036
Merrill Lynch Mortgage Investors Trust
1.487% (US0001M + 0.250%) due 11/25/2035 ~	26	25
1.507% (US0001M + 0.270%) due 04/25/2035 ~	739	733
1.857% (US0001M + 0.620%) due 10/25/2028 ~	63	62
1.897% (US0001M + 0.660%) due 06/25/2028 ~	983	950
1.897% (US0001M + 0.660%) due 09/25/2029 ~	71	71
1.897% (US0001M + 0.660%) due 11/25/2029 ~	252	244
1.977% (US0001M + 0.740%) due 03/25/2028 ~	54	52
1.991% (US0006M + 0.500%) due 04/25/2029 ~	615	604
2.017% (US0001M + 0.780%) due 03/25/2028 ~	20	20
2.116% (US0006M + 0.660%) due 10/25/2028 ~	36	35
2.211% (US0006M + 0.720%) due 11/25/2029 ~	280	280
2.953% (US0006M + 1.500%) due 12/25/2032 ~	339	336

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.973% due 02/25/2035 ~		$6,582	$6,744
3.107% due 02/25/2033 ~		33	32
3.120% due 06/25/2035 ~		9,546	9,428
3.131% due 11/25/2035 ~		5,442	5,521
3.192% due 12/25/2034 ~		53	54
3.227% due 05/25/2033 ~		3,286	3,286
3.280% due 08/25/2034 ~		964	983
3.301% due 12/25/2035 ~		1,401	1,393
3.341% due 02/25/2034 ~		11	11
3.363% due 12/25/2035 ~		1,362	1,301
3.369% due 05/25/2036 ~		5,282	5,289
3.559% due 07/25/2035 ^~		568	556
3.636% due 09/25/2035 ~		4,508	4,506
3.651% due 06/25/2037 ~		1,180	1,181
3.879% due 05/25/2033 ~		14	14
5.250% due 08/25/2036		3,952	4,018
Morgan Stanley Capital Trust
5.569% due 12/15/2044		7,713	7,721
Morgan Stanley Mortgage Loan Trust
1.497% (US0001M + 0.260%) due 03/25/2036 ~		1,850	1,535
1.517% (US0001M + 0.280%) due 01/25/2036 ~		14,913	11,541
1.527% (US0001M + 0.290%) due 12/25/2035 ~		45	37
1.537% (US0001M + 0.300%) due 03/25/2035 ~		35	33
1.547% (US0001M + 0.310%) due 01/25/2035 ~		8	8
1.557% (US0001M + 0.320%) due 01/25/2035 ~		3,912	3,660
3.145% due 06/25/2036 ~		283	285
3.187% due 07/25/2035 ~		597	574
3.188% due 06/25/2037 ~		4,732	3,446
3.254% due 07/25/2035 ^~		467	421
3.273% due 07/25/2035 ^~		11,128	10,425
3.599% due 06/25/2036 ~		13,896	10,549
3.878% due 09/25/2035 ^~		3,705	3,189
5.701% due 02/25/2047		2,101	1,486
6.000% due 02/25/2036 ^		740	761
6.000% due 10/25/2037 ^		1,974	1,729
MortgageIT Mortgage Loan Trust
1.467% (US0001M + 0.230%) due 04/25/2036 ~		14,452	13,727
MortgageIT Trust
2.017% (US0001M + 0.780%) due 02/25/2035 ~		868	854
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^		759	767
Newgate Funding PLC
0.271% (EUR003M + 0.600%) due 12/15/2050 ~	EUR	80,846	94,514
0.437% (BP0003M + 0.160%) due 12/01/2050 ~	GBP	700	873
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.234% (US0001M + 1.000%) due 05/25/2035 ~		$4,000	3,063
3.378% due 10/25/2035 ~		114	113
3.745% due 02/25/2036 ^~		436	385
5.820% due 03/25/2047		1,236	1,245
6.138% due 03/25/2047		1,135	1,144
6.767% due 02/19/2030 ~		976	962
Nomura Resecuritization Trust
1.676% (LIBOR01M + 0.440%) due 08/27/2047 ~		7,559	7,536
Paragon Mortgages PLC
0.535% (BP0003M + 0.240%) due 10/15/2041 ~	GBP	1,841	2,379

18	See Accompanying Notes

September 30, 2017

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.640% (BP0003M + 0.360%) due 05/15/2041 ~	GBP	20,542	$26,934
0.675% (BP0003M + 0.380%) due 04/16/2035 ~		6,260	8,320
Prime Mortgage Trust
1.637% (US0001M + 0.400%) due 02/25/2034 ~		$1,780	1,707
6.000% due 06/25/2036 ^		935	1,024
Provident Funding Mortgage Loan Trust
3.291% due 04/25/2034 ~		523	526
3.305% due 10/25/2035 ~		822	784
RAAC Trust
1.607% (US0001M + 0.370%) due 09/25/2034 ~		492	492
RBSGC Mortgage Loan Trust
1.617% (US0001M + 0.380%) due 12/25/2034 ~		28,007	24,357
RBSSP Resecuritization Trust
1.454% (LIBOR01M + 0.220%) due 10/27/2036 ~		3,358	2,929
1.474% (LIBOR01M + 0.240%) due 08/27/2037 ~		4,233	3,940
1.504% (LIBOR01M + 0.270%) due 09/27/2037 ~		9,301	7,124
1.564% (LIBOR01M + 0.330%) due 02/27/2037 ~		4,134	3,712
1.734% (US0001M + 0.500%) due 09/26/2036 ~		89	89
3.000% due 06/26/2037 ~		744	747
Regal Trust
2.207% (COF 11 + 1.500%) due 09/29/2031 ~		63	59
Residential Accredit Loans, Inc. Trust
1.377% (US0001M + 0.140%) due 01/25/2037 ~		8,421	7,987
1.387% (US0001M + 0.150%) due 02/25/2037 ~		3,608	3,177
1.417% (US0001M + 0.180%) due 05/25/2036 ~		19,650	17,909
1.417% (US0001M + 0.180%) due 09/25/2036 ~		3,709	3,322
1.422% (US0001M + 0.185%) due 12/25/2036 ~		44	42
1.427% (US0001M + 0.190%) due 07/25/2036 ~		4,738	4,363
1.427% (US0001M + 0.190%) due 08/25/2036 ~		8,608	8,006
1.427% (US0001M + 0.190%) due 09/25/2036 ~		77	69
1.427% (US0001M + 0.190%) due 12/25/2036 ~		4,305	4,127
1.437% (US0001M + 0.200%) due 05/25/2047 ~		3,668	3,557
1.447% (US0001M + 0.210%) due 06/25/2037 ~		2,589	2,247
1.447% (US0001M + 0.210%) due 04/25/2046 ~		16,238	9,302
1.507% (US0001M + 0.270%) due 02/25/2046 ~		1,991	1,488
1.537% (US0001M + 0.300%) due 08/25/2035 ~		557	498

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.567% (US0001M + 0.330%) due 03/25/2037 ~		$1,470	$502
1.637% (US0001M + 0.400%) due 11/25/2036 ^~		2,088	1,466
2.249% (12MTA + 1.360%) due 09/25/2045 ~		473	454
3.663% due 08/25/2035 ^~		1,729	1,167
3.867% due 04/25/2035 ~		4,271	4,188
4.556% due 09/25/2035 ^~		684	599
4.866% due 02/25/2036 ^~		1,070	925
5.250% due 09/25/2020		4,550	4,519
6.000% due 08/25/2036 ^		2,701	2,475
6.000% due 09/25/2036 ^		2,460	2,202
6.000% due 09/25/2036		2,152	1,927
6.000% due 11/25/2036 ^		2,782	2,460
6.000% due 01/25/2037 ^		14	14
6.250% due 03/25/2037 ^		2,058	1,797
6.500% due 07/25/2037		715	651
6.500% due 09/25/2037 ^		2,498	2,224
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		248	279
Residential Asset Securitization Trust
1.687% (US0001M + 0.450%) due 12/25/2036 ^~		556	200
5.000% due 08/25/2019		383	383
5.500% due 08/25/2034		112	114
5.500% due 06/25/2035 ^		601	534
5.750% due 02/25/2036 ^		846	673
6.000% due 03/25/2037 ^		4,753	3,429
6.000% due 04/25/2037		356	324
6.000% due 05/25/2037 ^		201	179
6.000% due 07/25/2037 ^		1,352	1,009
6.250% due 08/25/2036		135	123
6.250% due 10/25/2036 ^		466	466
6.250% due 11/25/2036		2,204	1,533
6.250% due 09/25/2037 ^		2,261	1,634
6.500% due 08/25/2036		1,487	934
6.500% due 09/25/2036 ^		1,549	1,107
Residential Funding Mortgage Securities, Inc. Trust
1.637% (US0001M + 0.400%) due 07/25/2018 ~		5	5
3.566% due 06/25/2035 ~		407	403
3.755% due 11/25/2035 ~		575	523
3.960% due 02/25/2036 ^~		3,262	3,005
4.032% due 02/25/2037 ~		4,229	3,431
5.500% due 12/25/2034		600	607
5.750% due 12/25/2035		1,701	1,627
5.750% due 09/25/2036 ^		11,670	11,208
6.000% due 06/25/2036 ^		1,729	1,719
6.000% due 07/25/2036 ^		2,150	2,104
6.000% due 06/25/2037 ^		914	868
6.500% due 03/25/2032		141	146
ResLoC UK PLC
0.547% (BP0003M + 0.220%) due 12/15/2043 ~	GBP	3,355	4,129
RMAC Securities PLC
0.025% (EUR003M + 0.150%) due 06/12/2044 ~	EUR	2,469	2,810
0.442% (BP0003M + 0.150%) due 06/12/2044 ~	GBP	36,129	46,625
Royal Bank of Scotland Capital Funding Trust
6.068% due 09/17/2039 ~		$1,432	1,429
6.068% due 02/17/2051 ~		10,000	9,986
Securitized Asset Sales, Inc.
0.473% due 11/26/2023 ~		56	49
Sequoia Mortgage Trust
1.436% (US0001M + 0.200%) due 07/20/2036 ~		77	74
1.446% (US0001M + 0.210%) due 06/20/2036 ~		1,859	1,780
1.586% (US0001M + 0.350%) due 07/20/2033 ~		194	184
1.896% (US0001M + 0.660%) due 06/20/2033 ~		14	14
1.898% (US0006M + 0.500%) due 05/20/2034 ~		2,177	2,111

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.918% (US0006M + 0.520%) due 05/20/2034 ~	$535	$516
1.996% (US0001M + 0.760%) due 10/20/2027 ~	74	71
2.036% (US0001M + 0.800%) due 10/20/2027 ~	978	957
2.117% (US0006M + 0.660%) due 09/20/2033 ~	557	550
3.147% due 01/20/2047 ^~	2,552	2,106
3.559% due 09/20/2046 ^~	5,272	4,430
3.672% due 01/20/2047 ^~	3,485	3,145
Structured Adjustable Rate Mortgage Loan Trust
1.537% (LIBOR01M + 0.300%) due 09/25/2034 ~	1,960	1,839
1.537% (US0001M + 0.300%) due 10/25/2035 ~	1,437	1,419
1.537% (US0001M + 0.300%) due 08/25/2036 ^~	6,546	5,181
2.344% (12MTA + 1.400%) due 01/25/2035 ~	259	244
2.953% (US0006M + 1.500%) due 10/25/2037 ^~	847	731
3.187% due 11/25/2035 ^~	555	504
3.196% due 01/25/2035 ~	764	750
3.216% due 09/25/2034 ~	22	22
3.315% due 05/25/2036 ^~	1,700	1,625
3.331% due 06/25/2036 ^~	1,082	1,052
3.352% due 12/25/2034 ~	93	92
3.395% due 11/25/2036 ^~	282	283
3.411% due 03/25/2034 ~	1,859	1,884
3.429% due 02/25/2036 ^~	2,328	2,254
3.430% due 04/25/2036 ^~	5,150	4,498
3.436% due 11/25/2034 ~	727	731
3.452% due 02/25/2034 ~	1,360	1,373
3.461% due 12/25/2035 ~	4,574	4,304
3.472% due 08/25/2034 ~	820	813
3.483% due 05/25/2036 ^~	6,535	5,974
3.487% due 08/25/2035 ~	67	67
3.531% due 09/25/2034 ~	2,243	2,286
3.536% due 09/25/2035 ~	2,116	1,906
3.561% due 02/25/2036 ^~	2,990	2,302
3.699% due 03/25/2036 ^~	834	734
3.729% due 04/25/2036 ^~	1,383	1,353
Structured Asset Mortgage Investments Trust
1.357% (US0001M + 0.120%) due 08/25/2036 ~	4,883	4,338
1.367% (US0001M + 0.130%) due 03/25/2037 ~	3,349	2,618
1.407% (US0001M + 0.170%) due 03/25/2037 ^~	337	142
1.427% (US0001M + 0.190%) due 06/25/2036 ~	2,236	2,032
1.427% (US0001M + 0.190%) due 07/25/2046 ^~	821	759
1.437% (US0001M + 0.200%) due 05/25/2036 ~	22,723	20,970
1.447% (US0001M + 0.210%) due 04/25/2036 ~	1,122	1,054
1.447% (US0001M + 0.210%) due 05/25/2036 ~	149	118
1.457% (US0001M + 0.220%) due 05/25/2036 ~	438	404
1.457% (US0001M + 0.220%) due 05/25/2046 ~	12,296	7,055
1.467% (US0001M + 0.230%) due 02/25/2036 ^~	294	279
1.487% (US0001M + 0.250%) due 07/19/2035 ~	5,262	5,077

See Accompanying Notes	19

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.497% (US0001M + 0.260%) due 05/25/2046 ^~		$63	$31
1.537% (US0001M + 0.300%) due 08/25/2036 ^~		904	649
1.547% (US0001M + 0.310%) due 12/25/2035 ^~		4,285	3,833
1.697% (US0001M + 0.460%) due 05/25/2045 ~		808	759
1.897% (US0001M + 0.660%) due 09/19/2032 ~		2,683	2,629
1.937% (US0001M + 0.700%) due 01/19/2034 ~		317	310
2.076% (12MTA + 1.480%) due 02/25/2036 ^~		13,853	13,910
2.077% (US0001M + 0.840%) due 10/19/2033 ~		762	709
2.289% (12MTA + 1.400%) due 12/25/2035 ^~		3,262	3,055
8.914% due 06/25/2029 ~		19	19
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.672% due 05/25/2022 ~		105	108
Structured Asset Securities Corp.
5.500% due 06/25/2035		1,931	1,911
5.751% due 04/15/2027 ~		15	15
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^		3,296	2,973
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.849% due 05/25/2032 ~		22	22
3.282% due 07/25/2032 ~		273	255
3.336% due 01/25/2034 ~		3,171	3,185
3.369% due 03/25/2033 ~		1,214	1,203
3.388% due 07/25/2033 ~		40	40
3.542% due 11/25/2033 ~		153	152
6.750% due 06/25/2034		191	191
Suntrust Adjustable Rate Mortgage Loan Trust
3.547% due 02/25/2037 ^~		798	722
3.608% due 04/25/2037 ^~		863	740
3.675% due 01/25/2037 ^~		6,131	5,845
3.899% due 10/25/2037 ~		1,147	1,105
SunTrust Alternative Loan Trust
1.887% (US0001M + 0.650%) due 12/25/2035 ^~		6,422	5,283
5.750% due 12/25/2035 ^		4,222	3,884
6.000% due 04/25/2036 ^		1,007	948
Taurus CMBS UK Ltd.
1.685% (BP0003M + 1.400%) due 05/01/2022 ~	GBP	426	575
Taurus IT SRL
1.171% (EUR003M + 1.500%) due 02/18/2027 ~	EUR	1,635	1,937
TBW Mortgage-Backed Trust
5.630% due 01/25/2037		$791	460
5.970% due 09/25/2036		5,583	526
6.015% due 07/25/2037		1,428	1,089
6.500% due 07/25/2036		5,578	3,339
Thornburg Mortgage Securities Trust
1.937% (LIBOR01M + 0.700%) due 12/25/2033 ~		879	857
2.943% due 10/25/2043 ~		469	461
2.978% (LIBOR12M + 1.250%) due 06/25/2047 ^~		46	42
2.978% (LIBOR01M + 1.250%) due 06/25/2047 ^~		93	85
2.978% (LIBOR01M + 1.250%) due 06/25/2047 ~		9	8
3.157% due 09/25/2037 ~		7,731	7,712
Trinity Square PLC
1.445% (BP0003M + 1.150%) due 07/15/2051 ~	GBP	14,011	19,005

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Wachovia Mortgage Loan Trust LLC
3.411% due 08/20/2035 ^~	$5,314	$4,943
3.454% due 10/20/2035 ~	921	820
3.587% due 03/20/2037 ^~	3,169	3,102
3.600% due 10/20/2035 ~	54	53
3.693% due 08/20/2035 ^~	5,850	5,644
Waldorf Astoria Boca Raton Trust
2.584% (LIBOR01M + 1.350%) due 06/15/2029 ~	7,400	7,415
3.284% (LIBOR01M + 2.050%) due 06/15/2029 ~	13,300	13,364
WaMu Mortgage Pass-Through Certificates Trust
1.507% (US0001M + 0.270%) due 12/25/2045 ~	763	742
1.527% (US0001M + 0.290%) due 07/25/2045 ~	337	333
1.589% (12MTA + 0.700%) due 02/25/2047 ^~	7,470	6,661
1.647% (US0001M + 0.410%) due 11/25/2045 ~	403	382
1.647% (US0001M + 0.410%) due 12/25/2045 ~	345	331
1.659% (12MTA + 0.770%) due 05/25/2047 ~	9,980	9,626
1.822% (COF 11 + 1.250%) due 07/25/2047 ^~	4,285	3,576
1.889% (12MTA + 1.000%) due 02/25/2046 ~	2,491	2,448
1.889% (12MTA + 1.000%) due 08/25/2046 ~	228	216
1.977% (US0001M + 0.740%) due 11/25/2034 ~	1,115	1,100
2.089% (12MTA + 1.200%) due 11/25/2042 ~	426	407
2.157% (COF 11 + 1.500%) due 05/25/2046 ~	333	299
2.157% (COF 11 + 1.500%) due 12/25/2046 ~	8,744	8,665
2.207% (COF 11 + 1.500%) due 07/25/2046 ~	1,126	1,106
2.207% (COF 11 + 1.500%) due 08/25/2046 ~	789	773
2.217% (US0001M + 0.980%) due 11/25/2034 ~	542	536
2.289% (12MTA + 1.400%) due 06/25/2042 ~	776	752
2.289% (12MTA + 1.400%) due 08/25/2042 ~	357	346
2.708% due 05/25/2037 ~	172	155
2.754% due 11/25/2036 ^~	35	34
2.798% due 04/25/2037 ^~	3,686	3,289
2.819% due 12/25/2036 ^~	89	85
3.029% due 02/25/2037 ^~	8,164	7,516
3.040% due 01/25/2033 ~	128	130
3.042% due 04/25/2035 ~	7,337	7,326
3.062% due 03/25/2035 ~	2,534	2,499
3.062% due 01/25/2036 ^~	6,085	5,918
3.106% due 04/25/2037 ^~	1,526	1,465
3.162% due 10/25/2035 ~	1,104	1,113
3.165% due 12/25/2035 ~	2,707	2,514
3.180% due 08/25/2036 ^~	1,811	1,733
3.187% due 08/25/2036 ^~	241	235
3.192% due 02/25/2037 ^~	751	718
3.231% due 08/25/2034 ~	376	382
3.232% due 09/25/2036 ^~	7,657	7,291
3.236% due 05/25/2037 ^~	2,465	2,359
3.278% due 09/25/2035 ~	720	748
3.305% due 09/25/2033 ~	872	890
3.321% due 07/25/2037 ^~	429	402
3.357% due 09/25/2033 ~	119	120
3.471% due 08/25/2035 ~	1,146	1,094
6.000% due 07/25/2034	654	687
Washington Mutual Mortgage Pass-Through Certificates Trust
1.397% (US0001M + 0.160%) due 02/25/2037 ^~	19,133	15,679
1.477% (US0001M + 0.240%) due 01/25/2047 ^~	6,295	5,895
1.609% (12MTA + 0.720%) due 12/25/2046 ~	26,553	21,221
1.659% (12MTA + 0.770%) due 04/25/2047 ^~	53	1
1.687% (US0001M + 0.450%) due 04/25/2035 ~	11,014	9,226
1.859% (12MTA + 0.970%) due 05/25/2046 ~	5,593	4,849
2.395% due 02/25/2031 ~	1	1
2.693% due 05/25/2033 ~	118	114
3.275% due 06/25/2033 ~	3,327	3,312
3.319% due 02/25/2033 ~	13	13
4.333% due 09/25/2036 ^	4,112	2,177
5.500% due 11/25/2035 ^	887	823

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.500% due 06/25/2037 ^	$1,955	$1,949
6.000% due 04/25/2036 ^	1,905	1,743
6.000% due 06/25/2037 ^	18,778	18,686
6.268% due 07/25/2036	1,544	730
6.449% due 07/25/2036 ^	2,638	1,246
Wells Fargo Alternative Loan Trust
3.674% due 07/25/2037 ^~	1,861	1,735
Wells Fargo Commercial Mortgage Trust
3.615% due 12/15/2049	11,561	12,112
Wells Fargo Mortgage-Backed Securities Trust
1.737% (US0001M + 0.500%) due 07/25/2037 ^~	1,134	1,015
2.878% due 12/25/2033 ~	680	691
3.016% due 11/25/2034 ~	108	111
3.034% due 12/25/2033 ~	113	114
3.035% due 12/25/2034 ~	15	15
3.058% due 03/25/2036 ~	1,417	1,382
3.101% due 01/25/2035 ~	2,811	2,777
3.107% due 11/25/2034 ~	612	617
3.120% due 01/25/2035 ~	615	640
3.124% due 06/25/2033 ~	295	298
3.164% due 07/25/2036 ^~	1,095	1,105
3.172% due 04/25/2036 ~	384	381
3.177% due 03/25/2036 ~	1,706	1,721
3.190% due 03/25/2036 ^~	5,283	5,106
3.211% due 03/25/2036 ~	162	157
3.254% due 03/25/2036 ^~	2,880	2,859
3.296% due 06/25/2035 ~	2,724	2,800
3.300% due 05/25/2035 ~	124	120
3.327% due 12/25/2034 ~	604	614
3.362% due 04/25/2036 ~	3,987	3,691
3.367% due 06/25/2034 ~	2,359	2,436
3.368% due 06/25/2035 ~	292	299
3.410% due 04/25/2036 ^~	24	25
3.422% due 05/25/2035 ~	1,558	1,567
3.448% due 08/25/2033 ~	168	173
3.450% due 10/25/2035 ~	5,364	5,378
3.467% due 07/25/2034 ~	16	17
3.479% due 10/25/2036 ^~	5,128	5,020
3.590% due 09/25/2033 ~	103	105
5.000% due 03/25/2036	1,089	1,052
5.250% due 10/25/2035	520	522
5.500% due 11/25/2035	158	162
5.500% due 01/25/2036 ^	1,858	1,849
5.500% due 02/25/2037 ^	678	653
5.750% due 02/25/2037	391	379
5.750% due 04/25/2037 ^	2,864	2,856
6.000% due 08/25/2036	2,333	2,332
6.000% due 03/25/2037 ^	2,125	2,118
6.000% due 04/25/2037 ^	2,749	2,807
6.000% due 07/25/2037 ^	8,092	8,093
6.000% due 08/25/2037 ^	551	553
6.250% due 07/25/2037 ^	204	202

Total Non-Agency Mortgage-Backed Securities (Cost $4,884,967)		5,214,854

ASSET-BACKED SECURITIES 9.1%
Aames Mortgage Investment Trust
2.017% (US0001M + 0.780%) due 10/25/2035 ~	3,100	2,880
Academic Loan Funding Trust
2.037% (US0001M + 0.800%) due 12/27/2022 ~	1,861	1,863
Accredited Mortgage Loan Trust
1.367% (US0001M + 0.130%) due 02/25/2037 ~	1,014	1,010
1.557% (US0001M + 0.320%) due 12/25/2035 ~	1,170	1,169
2.107% (US0001M + 0.870%) due 01/25/2035 ~	1,089	1,059
4.330% due 06/25/2033	2,261	2,191
4.980% due 10/25/2033	1,555	1,589
ACE Securities Corp. Home Equity Loan Trust
1.297% (US0001M + 0.060%) due 10/25/2036 ~	14	8
1.347% (US0001M + 0.110%) due 12/25/2036 ~	6,521	2,854
1.377% (US0001M + 0.140%) due 07/25/2036 ~	7,025	5,337
1.397% (US0001M + 0.160%) due 08/25/2036 ^~	5,494	2,066
1.437% (US0001M + 0.200%) due 12/25/2036 ~	25,143	11,197

20	See Accompanying Notes

September 30, 2017

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.457% (US0001M + 0.220%) due 08/25/2036 ^~	$7,059	$2,688
1.787% (US0001M + 0.550%) due 12/25/2045 ^~	5,800	4,218
1.857% (US0001M + 0.620%) due 02/25/2036 ^~	3,265	3,077
1.897% (US0001M + 0.660%) due 11/25/2035 ~	12,800	12,801
1.937% (US0001M + 0.700%) due 08/25/2045 ~	3,845	3,776
2.212% (US0001M + 0.975%) due 11/25/2033 ~	2,296	2,260
2.212% (US0001M + 0.975%) due 12/25/2034 ~	351	343
2.212% (US0001M + 0.975%) due 07/25/2035 ~	3,118	3,159
3.037% (US0001M + 1.800%) due 10/25/2032 ~	1,778	1,776
Aegis Asset-Backed Securities Trust
1.407% (US0001M + 0.170%) due 01/25/2037 ~	10,467	8,139
1.667% (US0001M + 0.430%) due 12/25/2035 ~	3,300	3,048
1.717% (US0001M + 0.480%) due 06/25/2035 ~	3,500	3,076
ALESCO Preferred Funding Ltd.
1.618% (LIBOR03M + 0.290%) due 07/23/2035 ~	33,966	32,097
1.658% (LIBOR03M + 0.330%) due 12/23/2036 ~	31,626	25,933
1.668% (LIBOR03M + 0.340%) due 09/23/2036 ~	35,179	29,023
1.688% (LIBOR03M + 0.360%) due 06/23/2036 ~	35,614	30,450
1.808% (LIBOR03M + 0.480%) due 12/23/2034 ~	19,497	18,035
2.078% (US0003M + 0.750%) due 09/23/2038 ~	74,331	65,411
Allegro CLO Ltd.
2.531% (US0003M + 1.220%) due 01/30/2026 ~	25,000	25,118
Ally Auto Receivables Trust
1.490% due 11/15/2019	12,050	12,050
1.670% due 09/16/2019	18,600	18,602
AmeriCredit Automobile Receivables Trust
1.420% due 10/08/2019	12,707	12,705
2.380% due 06/10/2019	23	23
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.927% (US0001M + 0.690%) due 04/25/2034 ~	181	182
2.017% (US0001M + 0.780%) due 05/25/2034 ~	3,611	3,628
4.566% due 05/25/2034 ^	686	658
4.612% (US0001M + 3.375%) due 11/25/2032 ~	4,495	4,324
Amortizing Residential Collateral Trust
2.272% (US0001M + 1.035%) due 07/25/2032 ~	88	88

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.362% (US0001M + 1.125%) due 08/25/2032 ~	$220	$218
Apidos CLO
2.286% (US0003M + 0.980%) due 01/19/2025 ~	32,400	32,426
2.433% (US0003M + 1.120%) due 07/22/2026 ~	54,000	54,093
Arbor Realty Commercial Real Estate Notes Ltd.
2.534% (US0001M + 1.300%) due 04/15/2027 ~	19,400	19,631
Ares CLO Ltd.
2.494% (US0003M + 1.190%) due 04/17/2026 ~	17,400	17,494
Argent Securities Trust
1.347% (US0001M + 0.110%) due 09/25/2036 ~	4,906	2,142
1.387% (US0001M + 0.150%) due 06/25/2036 ~	21,765	9,509
1.387% (US0001M + 0.150%) due 09/25/2036 ~	25,331	11,116
1.427% (US0001M + 0.190%) due 03/25/2036 ~	7,257	4,132
1.507% (US0001M + 0.270%) due 05/25/2036 ~	27,990	11,273
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.557% (US0001M + 0.320%) due 01/25/2036 ~	13,990	11,972
2.362% (US0001M + 1.125%) due 11/25/2034 ~	3,522	3,449
3.262% (US0001M + 2.025%) due 05/25/2034 ~	839	799
Asset-Backed Funding Certificates Trust
1.377% (US0001M + 0.140%) due 11/25/2036 ~	13,210	9,633
1.857% (US0001M + 0.620%) due 12/25/2034 ~	23	23
2.097% (US0001M + 0.860%) due 12/25/2030 ~	909	887
2.287% (US0001M + 1.050%) due 03/25/2034 ~	3,496	3,263
2.332% (US0001M + 1.095%) due 05/25/2032 ~	727	718
Asset-Backed Pass-Through Certificates
2.107% (US0001M + 0.870%) due 07/25/2034 ~	464	460
Asset-Backed Securities Corp. Home Equity Loan Trust
1.317% (US0001M + 0.080%) due 05/25/2037 ~	235	170
1.467% (US0001M + 0.230%) due 11/25/2036 ~	7,500	6,901
1.687% (US0001M + 0.450%) due 11/25/2035 ~	5,800	5,806
1.997% (US0001M + 0.760%) due 10/25/2034 ~	1	1
2.584% (US0001M + 1.350%) due 04/15/2033 ~	2,100	2,084
4.234% (US0001M + 3.000%) due 08/15/2033 ~	730	729
4.459% (US0001M + 3.225%) due 08/15/2032 ~	8,442	7,758
Atlas Senior Loan Fund Ltd.
2.541% (US0003M + 1.230%) due 01/30/2024 ~	34,891	35,074
2.554% (US0003M + 1.250%) due 10/15/2026 ~	60,600	60,862
Atrium CDO Corp.
2.254% (US0003M + 0.950%) due 07/16/2025 ~	15,100	15,134
Avery Point CLO Ltd.
2.424% (US0003M + 1.120%) due 01/18/2025 ~	33,600	33,685

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Avoca CLO Ltd.
0.269% (EUR006M + 0.220%) due 10/15/2023 ~	EUR	1,213	$1,435
B2R Mortgage Trust
2.567% due 06/15/2049		$24,980	24,829
Babson CLO Ltd.
2.454% (US0003M + 1.150%) due 10/17/2026 ~		15,400	15,472
Bear Stearns Asset-Backed Securities Trust
1.347% (US0001M + 0.110%) due 04/25/2031 ~		1,995	2,149
1.407% (US0001M + 0.170%) due 05/25/2036 ^~		3,813	3,998
1.407% (US0001M + 0.170%) due 12/25/2036 ^~		5,020	4,685
1.427% (US0001M + 0.190%) due 05/25/2037 ~		3,482	3,650
1.477% (US0001M + 0.240%) due 06/25/2047 ~		7,500	7,136
1.537% (US0001M + 0.300%) due 06/25/2047 ~		13,800	11,886
1.637% (US0001M + 0.400%) due 02/25/2036 ~		10,000	9,844
1.687% (US0001M + 0.450%) due 12/25/2042 ~		196	194
1.877% (US0001M + 0.640%) due 12/25/2034 ~		5	5
1.887% (US0001M + 0.650%) due 08/25/2035 ~		4,098	4,136
1.897% (US0001M + 0.660%) due 10/25/2032 ~		1,425	1,403
2.037% (LIBOR01M + 0.400%) due 10/27/2032 ~		896	866
2.237% (US0001M + 1.000%) due 10/25/2037 ~		300	302
2.237% (US0001M + 1.000%) due 11/25/2042 ~		172	172
2.362% (US0001M + 1.125%) due 02/25/2035 ~		5,711	5,748
2.490% due 10/25/2036 ~		1,303	977
3.296% due 07/25/2036 ~		105	101
3.468% due 06/25/2043 ~		559	534
Black Diamond CLO Ltd.
2.354% (US0003M + 1.050%) due 02/06/2026 ~		56,300	56,311
Blue Hill CLO Ltd.
2.484% (US0003M + 1.180%) due 01/15/2026 ~		48,900	49,085
BNC Mortgage Loan Trust
1.337% (US0001M + 0.100%) due 05/25/2037 ~		72	72
Carlyle Global Market Strategies CLO Ltd.
2.444% (US0003M + 1.140%) due 10/16/2025 ~		35,800	35,871
2.467% (US0003M + 1.150%) due 07/27/2026 ~		12,100	12,169
Carrington Mortgage Loan Trust
1.297% (US0001M + 0.060%) due 01/25/2037 ~		910	797
1.397% (US0001M + 0.160%) due 10/25/2036 ~		6,063	4,108
1.477% (US0001M + 0.240%) due 06/25/2036 ~		16,000	13,266

See Accompanying Notes	21

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.487% (US0001M + 0.250%) due 10/25/2036 ~	$7,103	$4,867
1.497% (US0001M + 0.260%) due 02/25/2037 ~	53,326	47,541
Catamaran CLO Ltd.
2.704% (US0003M + 1.400%) due 10/18/2026 ~	10,600	10,654
CDC Mortgage Capital Trust
2.032% (US0001M + 0.795%) due 07/25/2034 ~	2,178	2,022
Chase Funding Trust
1.797% (US0001M + 0.560%) due 02/25/2033 ~	45	42
1.877% (US0001M + 0.640%) due 08/25/2032 ~	576	531
1.897% (US0001M + 0.660%) due 11/25/2032 ~	19	19
2.137% (US0001M + 0.900%) due 02/25/2032 ~	1,597	1,596
Chase Issuance Trust
1.380% due 11/15/2019	100	100
1.534% (LIBOR01M + 0.300%) due 01/18/2022 ~	7,200	7,236
CIFC Funding Ltd.
2.247% (US0001M + 1.020%) due 10/24/2025 ~	33,100	33,167
2.333% (US0003M + 1.020%) due 10/24/2025 ~	4,000	4,008
2.511% (US0003M + 1.200%) due 01/29/2025 ~	21,362	21,400
2.517% (US0003M + 1.200%) due 05/24/2026 ~	47,400	47,696
2.704% (US0003M + 1.400%) due 01/17/2027 ~	30,100	30,272
CIT Group Home Equity Loan Trust
2.287% (LIBOR01M + 1.050%) due 09/25/2030 ~	1,940	1,927
CIT Mortgage Loan Trust
2.587% (LIBOR01M + 1.350%) due 10/25/2037 ~	21,879	22,043
2.737% (LIBOR01M + 1.500%) due 10/25/2037 ~	25,550	24,991
Citigroup Global Markets Mortgage Securities, Inc.
1.797% (US0001M + 0.560%) due 09/25/2028 ~	324	320
Citigroup Mortgage Loan Trust
1.297% (US0001M + 0.060%) due 07/25/2045 ~	3,858	3,103
1.307% (US0001M + 0.070%) due 05/25/2037 ~	2,226	1,655
1.377% (US0001M + 0.140%) due 12/25/2036 ~	904	899
1.397% (US0001M + 0.160%) due 12/25/2036 ~	13,475	9,002
1.407% (US0001M + 0.170%) due 05/25/2037 ~	41,453	34,161
1.407% (US0001M + 0.170%) due 07/25/2045 ~	11,711	9,543
1.427% (US0001M + 0.190%) due 05/25/2037 ~	13,936	10,560
1.437% (US0001M + 0.200%) due 05/25/2037 ~	5,449	4,106

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.487% (US0001M + 0.250%) due 08/25/2036 ~		$24,500	$19,965
1.497% (US0001M + 0.260%) due 09/25/2036 ~		3,499	2,431
1.497% (US0001M + 0.260%) due 07/25/2045 ~		5,596	4,609
1.507% (US0001M + 0.270%) due 05/25/2037 ~		17,700	17,015
1.687% (US0001M + 0.450%) due 11/25/2045 ~		4,472	4,419
4.612% due 10/25/2037		4,120	4,294
5.764% due 01/25/2037 ^		1,327	940
6.351% due 05/25/2036 ^		3,157	1,964
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
2.167% (US0001M + 0.930%) due 05/25/2035 ~		3,900	3,762
Citigroup Mortgage Loan Trust, Inc.
1.497% (US0001M + 0.260%) due 01/25/2037 ~		6,000	5,912
1.497% (US0001M + 0.260%) due 03/25/2037 ~		11,329	9,565
1.897% (US0001M + 0.660%) due 07/25/2035 ~		14,580	12,864
1.972% (US0001M + 0.735%) due 09/25/2035 ^~		11,100	10,931
Commonbond Student Loan Trust
2.550% due 05/25/2041		17,672	17,565
Conseco Finance Corp.
6.240% due 12/01/2028		78	81
6.870% due 04/01/2030 ~		201	216
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		370	405
Cork Street CLO Designated Activity Co.
1.350% (EUR003M + 1.350%) due 11/27/2028 ~	EUR	17,400	20,619
Countrywide Asset-Backed Certificates
1.367% (US0001M + 0.130%) due 12/25/2036 ^~		$6,776	6,761
1.377% (US0001M + 0.140%) due 05/25/2037 ^~		25,580	21,360
1.377% (US0001M + 0.140%) due 07/25/2037 ^~		8,301	7,085
1.377% (US0001M + 0.140%) due 08/25/2037 ~		19,961	16,913
1.387% (US0001M + 0.150%) due 01/25/2037 ~		11,257	10,977
1.387% (US0001M + 0.150%) due 05/25/2037 ~		20,733	20,201
1.397% (US0001M + 0.160%) due 01/25/2034 ~		1,333	1,307
1.397% (US0001M + 0.160%) due 01/25/2046 ~		2,162	2,082
1.407% (US0001M + 0.170%) due 06/25/2047 ~		8,279	8,185
1.417% (US0001M + 0.180%) due 06/25/2047 ~		954	938
1.417% (US0001M + 0.180%) due 11/25/2047 ^~		3,480	2,728
1.427% (US0001M + 0.190%) due 06/25/2047 ~		5,360	5,217
1.457% (US0001M + 0.220%) due 06/25/2037 ~		11,000	9,376
1.457% (US0001M + 0.220%) due 09/25/2037 ^~		4,414	3,969
1.457% (US0001M + 0.220%) due 09/25/2047 ~		43,104	38,856

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.467% (US0001M + 0.230%) due 10/25/2047 ~	$9,485	$9,399
1.527% (US0001M + 0.290%) due 06/25/2036 ~	10,067	9,987
1.527% (US0001M + 0.290%) due 08/25/2036 ~	8,703	8,566
1.537% (US0001M + 0.300%) due 06/25/2036 ~	5,999	6,001
1.537% (US0001M + 0.300%) due 07/25/2036 ~	5,357	5,351
1.547% (US0001M + 0.310%) due 09/25/2037 ^~	7,200	4,757
1.577% (US0001M + 0.340%) due 04/25/2036 ~	4,340	4,332
1.577% (US0001M + 0.340%) due 12/25/2036 ^~	737	410
1.637% (US0001M + 0.400%) due 08/25/2034 ~	808	794
1.677% (US0001M + 0.440%) due 04/25/2036 ~	4,500	4,483
1.687% (US0001M + 0.450%) due 03/25/2036 ~	2,600	2,472
1.717% (LIBOR01M + 0.480%) due 12/25/2031 ^~	238	191
1.727% (US0001M + 0.490%) due 02/25/2036 ~	3,400	3,401
1.797% (US0001M + 0.560%) due 12/25/2035 ~	2,225	2,237
1.977% (US0001M + 0.740%) due 05/25/2032 ~	19	19
2.007% (US0001M + 0.770%) due 11/25/2035 ~	571	573
3.637% (US0001M + 2.400%) due 01/25/2034 ^~	12,742	10,616
4.001% due 04/25/2036 ~	653	653
4.843% due 10/25/2046 ^~	10,157	9,598
5.107% due 10/25/2032 ^~	8,073	7,265
Countrywide Asset-Backed Certificates Trust
1.367% (US0001M + 0.130%) due 04/25/2046 ~	7,745	6,373
1.377% (US0001M + 0.140%) due 02/25/2037 ~	13,170	12,722
1.377% (US0001M + 0.140%) due 03/25/2037 ~	5,761	5,535
1.397% (US0001M + 0.160%) due 03/25/2037 ~	8,878	8,713
1.397% (US0001M + 0.160%) due 09/25/2046 ~	3,074	3,010
1.687% (US0001M + 0.450%) due 04/25/2036 ~	5,000	4,942
1.697% (US0001M + 0.460%) due 05/25/2036 ~	30,800	30,568
1.727% (US0001M + 0.490%) due 02/25/2036 ~	3,193	3,203
1.767% (US0001M + 0.530%) due 02/25/2036 ~	4,800	4,764
1.817% (US0001M + 0.580%) due 11/25/2035 ~	2,600	2,597
1.877% (US0001M + 0.640%) due 02/25/2036 ~	9,944	9,811
1.887% (US0001M + 0.650%) due 07/25/2035 ~	17,600	17,710
1.937% (US0001M + 0.700%) due 11/25/2035 ~	2,000	1,999

22	See Accompanying Notes

September 30, 2017

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.977% (US0001M + 0.740%) due 12/25/2034 ~	$3,216	$3,161
2.037% (US0001M + 0.800%) due 08/25/2047 ~	29,189	28,749
2.137% (US0001M + 0.900%) due 11/25/2034 ~	668	667
2.587% (US0001M + 1.350%) due 04/25/2035 ~	3,500	3,552
4.553% due 10/25/2046 ^~	5,757	5,248
4.693% due 10/25/2035 ~	852	875
4.730% due 08/25/2035 ~	17,821	16,905
4.740% due 10/25/2035 ~	131	134
5.251% due 12/25/2034 ~	2,100	2,154
5.603% due 05/25/2035	2,119	2,161
Covenant Credit Partners CLO Ltd.
2.554% (US0003M + 1.250%) due 10/17/2026 ~	9,200	9,217
Credit Suisse Commercial Mortgage Trust
0.000% due 02/25/2056 (g) +	497	496
3.156% due 02/25/2056 ~	655,784	595,206
Credit Suisse First Boston Mortgage Securities Corp.
1.937% (US0001M + 0.700%) due 07/25/2032 ~	54	45
1.977% (US0001M + 0.740%) due 08/25/2032 ~	2,018	1,845
2.887% (US0001M + 1.650%) due 05/25/2043 ~	768	765
Credit-Based Asset Servicing and Securitization LLC
1.297% (US0001M + 0.060%) due 11/25/2036 ~	125	79
1.354% (LIBOR01M + 0.120%) due 07/25/2037 ~	437	288
1.387% (US0001M + 0.150%) due 11/25/2036 ~	12,039	7,713
1.487% (US0001M + 0.250%) due 07/25/2036 ~	10,000	8,038
1.487% (US0001M + 0.250%) due 04/25/2037 ~	1,176	927
1.807% (LIBOR01M + 0.570%) due 07/25/2036 ~	4,817	4,769
2.337% (US0001M + 1.100%) due 04/25/2032 ~	163	163
3.881% due 03/25/2037 ^	6,434	3,636
6.780% due 05/25/2035	1,540	1,535
Crestline Denali CLO Ltd.
1.000% due 10/26/2027 (c)	30,400	30,400
2.464% (US0003M + 1.150%) due 04/28/2025 ~	30,434	30,497
CVP Cascade CLO Ltd.
2.454% (US0003M + 1.150%) due 01/16/2026 ~	13,900	13,942
Delta Funding Home Equity Loan Trust
2.054% (US0001M + 0.820%) due 09/15/2029 ~	169	166
Dryden Senior Loan Fund
1.000% due 10/15/2027 (c) +~	22,800	22,800
2.504% (US0003M + 1.200%) due 01/15/2025 ~	34,275	34,451
Eaton Vance CDO PLC
1.555% (US0003M + 0.240%) due 02/22/2027 ~	917	918
ECMC Group Student Loan Trust
2.287% (US0001M + 1.050%) due 05/25/2067 ~	10,995	11,008
Edsouth Indenture LLC
2.164% (US0003M + 0.850%) due 07/25/2023 ~	8,162	8,173

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Educational Funding Co. LLC
1.564% (US0003M + 0.250%) due 10/25/2029 ~		$3,087	$3,038
Ellington Loan Acquisition Trust
2.287% (US0001M + 1.050%) due 05/25/2037 ~		19,472	18,723
EMC Mortgage Loan Trust
1.684% (LIBOR01M + 0.450%) due 05/25/2043 ~		322	317
1.687% (US0001M + 0.450%) due 12/25/2042 ~		643	627
1.974% (US0001M + 0.370%) due 05/25/2040 ~		26	24
Emerson Park CLO Ltd.
2.284% (US0003M + 0.980%) due 07/15/2025 ~		18,400	18,460
EquiFirst Mortgage Loan Trust
1.987% (US0001M + 0.750%) due 01/25/2034 ~		24	24
Equity One Mortgage Pass-Through Trust
1.797% (LIBOR01M + 0.560%) due 11/25/2032 ~		1,040	1,032
Exeter Automobile Receivables Trust
2.050% due 12/15/2021		30,600	30,583
FAB UK Ltd.
0.924% (BP0006M + 0.500%) due 12/06/2045 ~	GBP	15,895	19,229
Fieldstone Mortgage Investment Trust
1.394% (US0001M + 0.160%) due 11/25/2036 ~		$11,880	7,219
1.427% (US0001M + 0.190%) due 05/25/2036 ~		11,735	8,662
Finance America Mortgage Loan Trust
2.137% (US0001M + 0.900%) due 08/25/2034 ~		533	530
Finn Square CLO Ltd.
2.538% (US0003M + 1.210%) due 12/24/2023 ~		10,104	10,162
First Franklin Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 04/25/2036 ~		5,322	5,069
1.477% (US0001M + 0.240%) due 04/25/2036 ~		7,400	6,493
1.477% (US0001M + 0.240%) due 08/25/2036 ~		7,625	5,636
1.477% (US0001M + 0.240%) due 10/25/2036 ~		6,803	5,120
1.487% (US0001M + 0.250%) due 06/25/2036 ~		10,000	7,107
1.497% (US0001M + 0.260%) due 11/25/2036 ~		537	538
1.687% (US0001M + 0.450%) due 11/25/2036 ~		6,700	6,585
1.707% (US0001M + 0.470%) due 07/25/2035 ~		534	537
1.727% (US0001M + 0.490%) due 07/25/2035 ~		2,000	2,009
1.912% (US0001M + 0.675%) due 11/25/2035 ~		12,496	12,153
2.437% (US0001M + 1.200%) due 01/25/2035 ~		2,690	2,661
2.662% (US0001M + 1.425%) due 10/25/2034 ~		2,181	1,971

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
First NLC Trust
1.377% (US0001M + 0.140%) due 08/25/2037 ~	$3,673	$2,385
1.517% (US0001M + 0.280%) due 08/25/2037 ~	2,079	1,375
1.697% (US0001M + 0.460%) due 05/25/2035 ~	1,584	1,454
Flagship CLO Ltd.
2.554% (US0003M + 1.250%) due 01/16/2026 ~	10,600	10,642
Flatiron CLO Ltd.
2.338% (US0003M + 1.180%) due 07/17/2026 ~	28,200	28,270
Fortress Credit BSL Ltd.
2.456% (US0003M + 1.150%) due 10/19/2025 ~	12,600	12,605
Fremont Home Loan Trust
1.297% (US0001M + 0.060%) due 01/25/2037 ~	37	21
1.337% (US0001M + 0.100%) due 08/25/2036 ~	451	212
1.367% (US0001M + 0.130%) due 11/25/2036 ~	50,115	23,618
1.387% (US0001M + 0.150%) due 01/25/2037 ~	16,339	9,532
1.397% (US0001M + 0.160%) due 08/25/2036 ~	9,242	4,383
1.407% (US0001M + 0.170%) due 02/25/2037 ~	61,680	36,096
1.477% (US0001M + 0.240%) due 02/25/2037 ~	23,423	13,919
1.487% (US0001M + 0.250%) due 05/25/2036 ~	13,901	8,892
1.507% (US0001M + 0.270%) due 04/25/2036 ~	3,100	2,037
1.727% (US0001M + 0.490%) due 07/25/2035 ~	1,500	1,503
2.167% (US0001M + 0.930%) due 07/25/2034 ~	643	650
2.302% (US0001M + 1.065%) due 06/25/2035 ~	6,400	6,117
Galaxy CLO Ltd.
2.444% (US0003M + 1.130%) due 11/16/2025 ~	25,700	25,802
GE-WMC Mortgage Securities Trust
1.277% (US0001M + 0.040%) due 08/25/2036 ~	7	5
GM Financial Automobile Leasing Trust
1.670% due 09/20/2019	25,131	25,137
GMAC Mortgage Corp. Home Equity Loan Trust
6.823% due 09/25/2037 ~	48	49
6.999% due 09/25/2037 ~	16	16
Golden Credit Card Trust
1.634% (LIBOR01M + 0.400%) due 02/15/2021 ~	23,300	23,390
Goldentree Loan Opportunities Ltd.
2.516% (US0003M + 1.210%) due 04/19/2026 ~	23,900	23,983
Greenpoint Manufactured Housing
7.270% due 06/15/2029	311	320
8.300% due 10/15/2026 ~	1,002	1,089
Greystone Commercial Real Estate Ltd.
2.784% (US0001M + 1.550%) due 03/15/2027 ~	19,900	19,901

See Accompanying Notes	23

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
GSAA Home Equity Trust
1.337% (US0001M + 0.100%) due 03/25/2037 ~	$801	$440
1.357% (US0001M + 0.120%) due 04/25/2047 ~	6,072	5,777
1.417% (US0001M + 0.180%) due 05/25/2036 ~	19,400	10,490
1.537% (US0001M + 0.300%) due 03/25/2037 ~	3,354	2,444
1.607% (US0001M + 0.370%) due 06/25/2035 ~	2,436	2,460
1.687% (US0001M + 0.450%) due 08/25/2037 ~	6,119	5,808
3.423% due 03/25/2036 ~	9,603	6,769
4.514% due 06/25/2034 ^	3	3
GSAA Trust
1.357% (US0001M + 0.120%) due 05/25/2047 ~	7,520	6,163
1.537% (US0001M + 0.300%) due 05/25/2047 ~	445	380
GSAMP Trust
1.327% (US0001M + 0.090%) due 01/25/2037 ~	4,282	2,777
1.357% (US0001M + 0.120%) due 12/25/2036 ~	7,745	4,242
1.397% (US0001M + 0.160%) due 05/25/2046 ~	1,413	1,396
1.417% (US0001M + 0.180%) due 11/25/2035 ~	521	175
1.477% (US0001M + 0.240%) due 06/25/2036 ~	6,111	4,126
1.477% (US0001M + 0.240%) due 08/25/2036 ~	2,702	2,266
1.507% (US0001M + 0.270%) due 04/25/2036 ~	5,356	3,942
1.607% (US0001M + 0.370%) due 03/25/2047 ~	9,000	5,981
1.757% (US0001M + 0.520%) due 01/25/2045 ~	1,988	1,969
2.242% (US0001M + 1.005%) due 06/25/2035 ~	1,070	1,078
2.287% (US0001M + 1.050%) due 06/25/2034 ~	579	560
2.487% (US0001M + 1.250%) due 03/25/2034 ^~	4,764	3,600
2.557% (US0001M + 1.320%) due 12/25/2034 ^~	1,712	1,275
2.887% (US0001M + 1.650%) due 10/25/2034 ~	780	761
Halcyon Loan Advisors Funding Ltd.
2.413% (US0003M + 1.100%) due 10/22/2025 ~	53,600	53,600
Hildene CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~	19,500	19,615
2.486% (US0003M + 1.180%) due 07/19/2026 ~	25,000	25,112
Home Equity Asset Trust
1.407% (US0001M + 0.170%) due 08/25/2036 ~	37	37
1.837% (US0001M + 0.600%) due 11/25/2032 ~	154	141
2.332% (US0001M + 1.095%) due 05/25/2035 ~	3,300	3,218

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Home Equity Loan Trust
1.467% (US0001M + 0.230%) due 04/25/2037 ~	$10,800	$9,489
Home Equity Mortgage Loan Asset-Backed Trust
1.357% (US0001M + 0.120%) due 04/25/2037 ~	1,615	1,178
1.377% (US0001M + 0.140%) due 11/25/2036 ~	2,734	2,562
1.397% (US0001M + 0.160%) due 11/25/2036 ~	7,430	5,754
1.447% (US0001M + 0.210%) due 04/25/2037 ~	5,194	3,831
1.477% (US0001M + 0.240%) due 11/25/2036 ~	35,326	25,700
HSI Asset Loan Obligation Trust
1.297% (US0001M + 0.060%) due 12/25/2036 ~	128	60
4.890% due 12/25/2036	18,491	10,531
HSI Asset Securitization Corp. Trust
1.287% (US0001M + 0.050%) due 10/25/2036 ~	216	121
1.347% (US0001M + 0.110%) due 12/25/2036 ~	655	296
1.377% (US0001M + 0.140%) due 01/25/2037 ~	21,926	16,703
1.407% (US0001M + 0.170%) due 12/25/2036 ~	5,969	2,698
1.627% (US0001M + 0.390%) due 11/25/2035 ~	5,339	5,114
Hyundai Auto Lease Securitization Trust
1.514% (US0001M + 0.280%) due 12/16/2019 ~	12,800	12,813
1.690% due 12/16/2019	28,925	28,934
ICG U.S. CLO Ltd.
2.494% (US0003M + 1.190%) due 10/15/2026 ~	31,600	31,710
IMC Home Equity Loan Trust
5.226% due 07/25/2026 ~	22	22
7.310% due 11/20/2028	19	19
7.520% due 08/20/2028	23	25
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
2.097% (US0001M + 0.860%) due 10/25/2033 ~	851	831
IXIS Real Estate Capital Trust
1.867% (US0001M + 0.630%) due 02/25/2036 ~	8,782	8,676
Jamestown CLO Ltd.
2.444% (US0003M + 1.140%) due 01/15/2026 ~	31,800	31,895
2.524% (US0003M + 1.220%) due 01/17/2027 ~	18,800	18,861
JMP Credit Advisors CLO Ltd.
2.544% (US0003M + 1.240%) due 10/17/2025 ~	18,800	18,889
JPMorgan Mortgage Acquisition Corp.
1.427% (US0001M + 0.190%) due 05/25/2035 ~	987	988
JPMorgan Mortgage Acquisition Trust
1.317% (US0001M + 0.080%) due 08/25/2036 ~	323	183
1.347% (US0001M + 0.110%) due 08/25/2036 ~	57	37
1.387% (US0001M + 0.150%) due 08/25/2036 ~	287	280
1.397% (US0001M + 0.160%) due 01/25/2036 ~	3,250	3,234
1.397% (US0001M + 0.160%) due 06/25/2036 ~	4,984	4,970
1.397% (US0001M + 0.160%) due 07/25/2036 ^~	7,692	3,366
1.427% (US0001M + 0.190%) due 03/25/2047 ~	25,812	24,898
1.447% (US0001M + 0.210%) due 03/25/2037 ~	9,647	9,546
1.477% (US0001M + 0.240%) due 08/25/2036 ~	3,000	2,707
1.497% (US0001M + 0.260%) due 07/25/2036 ~	8,800	8,094
1.497% (US0001M + 0.260%) due 03/25/2037 ~	5,600	5,305
1.507% (US0001M + 0.270%) due 04/25/2036 ~	7,800	7,630
6.337% due 08/25/2036 ^	2,814	2,066

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Kitty Hawk CLO LLC
2.514% (US0003M + 1.210%) due 04/15/2027 ~	$14,700	$14,773
KVK CLO Ltd.
2.454% (US0003M + 1.150%) due 01/15/2026 ~	41,900	42,014
L.A. Arena Funding LLC
7.656% due 12/15/2026	73	76
LCM LP 2.334% (US0003M + 1.030%) due 07/15/2026 ~	67,500	67,634
Lehman ABS Mortgage Loan Trust
1.327% (US0001M + 0.090%) due 06/25/2037 ~	8,705	6,177
1.437% (US0001M + 0.200%) due 06/25/2037 ~	4,699	3,390
Lehman XS Trust
1.407% (US0001M + 0.170%) due 10/25/2036 ~	6,478	6,228
1.407% (US0001M + 0.170%) due 01/25/2037 ~	5,306	5,140
5.420% due 11/25/2035 ^	367	368
Lockwood Grove CLO Ltd.
2.784% (US0003M + 1.470%) due 04/25/2025 ~	47,800	48,114
Long Beach Mortgage Loan Trust
1.387% (US0001M + 0.150%) due 09/25/2036 ~	15,354	10,827
1.392% (US0001M + 0.155%) due 08/25/2036 ~	41,882	28,635
1.397% (US0001M + 0.160%) due 12/25/2036 ~	34,875	23,845
1.497% (US0001M + 0.260%) due 08/25/2045 ~	9,454	8,677
1.617% (US0001M + 0.380%) due 08/25/2045 ~	3,454	3,484
1.797% (US0001M + 0.560%) due 10/25/2034 ~	11	11
2.062% (US0001M + 0.825%) due 06/25/2035 ~	477	480
2.287% (US0001M + 1.050%) due 06/25/2035 ~	8,900	8,294
2.512% (US0001M + 1.275%) due 02/25/2035 ~	4,500	4,096
Madison Park Funding Ltd.
2.416% (US0003M + 1.110%) due 01/19/2025 ~	27,400	27,486
Massachusetts Educational Financing Authority
2.264% (US0003M + 0.950%) due 04/25/2038 ~	2,312	2,326
MASTR Asset-Backed Securities Trust
1.287% (US0001M + 0.050%) due 01/25/2037 ~	106	43
1.387% (US0001M + 0.150%) due 08/25/2036 ~	5,987	3,356
1.477% (US0001M + 0.240%) due 03/25/2036 ~	9,654	7,014
1.477% (US0001M + 0.240%) due 10/25/2036 ~	5,034	4,090
1.737% (US0001M + 0.500%) due 10/25/2035 ^~	12,667	11,590
2.167% (US0001M + 0.930%) due 06/25/2035 ~	8,620	8,681
5.471% due 11/25/2035	752	704
5.719% due 02/25/2036	1,708	1,661

24	See Accompanying Notes

September 30, 2017

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MASTR Specialized Loan Trust
1.987% (US0001M + 0.750%) due 11/25/2035 ~	$3,600	$3,383
Merrill Lynch First Franklin Mortgage Loan Trust
1.407% (US0001M + 0.170%) due 04/25/2037 ~	3,545	2,102
Merrill Lynch Mortgage Investors Trust
1.297% (US0001M + 0.060%) due 11/25/2037 ~	2,082	1,163
1.307% (US0001M + 0.070%) due 04/25/2047 ~	14,888	9,253
1.347% (US0001M + 0.110%) due 08/25/2037 ~	11,993	7,858
1.357% (US0001M + 0.120%) due 02/25/2037 ~	1,200	548
1.387% (US0001M + 0.150%) due 08/25/2037 ~	50,223	33,125
1.387% (US0001M + 0.150%) due 11/25/2037 ~	14,828	8,435
1.407% (US0001M + 0.170%) due 07/25/2037 ~	6,568	4,033
1.477% (US0001M + 0.240%) due 08/25/2037 ~	2,511	1,681
1.497% (US0001M + 0.260%) due 03/25/2037 ~	71,743	58,837
1.497% (US0001M + 0.260%) due 04/25/2037 ~	3,912	2,547
1.557% (US0001M + 0.320%) due 03/25/2037 ~	15,424	11,123
1.687% (US0001M + 0.450%) due 02/25/2047 ~	24,176	17,770
MESA Trust
2.037% (LIBOR01M + 0.400%) due 12/25/2031 ~	667	659
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	273	297
Mid-State Trust
7.791% due 03/15/2038	2,057	2,217
Morgan Stanley ABS Capital, Inc. Trust
1.287% (US0001M + 0.050%) due 07/25/2036 ~	292	194
1.297% (US0001M + 0.060%) due 12/25/2036 ~	3,468	2,275
1.297% (US0001M + 0.060%) due 05/25/2037 ~	2,432	1,500
1.307% (US0001M + 0.070%) due 10/25/2036 ~	2,048	1,211
1.327% (US0001M + 0.090%) due 01/25/2037 ~	7,426	4,438
1.337% (US0001M + 0.100%) due 11/25/2036 ~	2,030	1,305
1.347% (US0001M + 0.110%) due 03/25/2037 ~	8,360	4,461
1.367% (US0001M + 0.130%) due 10/25/2036 ~	6,722	6,230
1.377% (US0001M + 0.140%) due 10/25/2036 ~	40,954	24,455
1.377% (US0001M + 0.140%) due 11/25/2036 ~	19,343	12,289
1.377% (US0001M + 0.140%) due 05/25/2037 ~	6,612	5,140

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.387% (US0001M + 0.150%) due 06/25/2036 ~	$10,359	$7,208
1.387% (US0001M + 0.150%) due 09/25/2036 ~	19,772	10,030
1.387% (US0001M + 0.150%) due 10/25/2036 ~	17,438	11,632
1.387% (US0001M + 0.150%) due 11/25/2036 ~	22,455	14,522
1.387% (US0001M + 0.150%) due 12/25/2036 ~	2,797	1,853
1.397% (US0001M + 0.160%) due 09/25/2036 ~	4,964	3,118
1.417% (US0001M + 0.180%) due 03/25/2037 ~	32,208	17,346
1.437% (US0001M + 0.200%) due 02/25/2037 ~	2,815	1,849
1.457% (US0001M + 0.220%) due 10/25/2036 ~	3,089	1,865
1.467% (US0001M + 0.230%) due 09/25/2036 ~	3,708	2,360
1.467% (US0001M + 0.230%) due 10/25/2036 ~	2,086	1,407
1.467% (US0001M + 0.230%) due 11/25/2036 ~	26,946	17,594
1.467% (US0001M + 0.230%) due 02/25/2037 ~	13,207	6,640
1.487% (US0001M + 0.250%) due 08/25/2036 ~	20,720	12,702
1.487% (US0001M + 0.250%) due 12/25/2036 ~	12,133	8,126
1.487% (US0001M + 0.250%) due 05/25/2037 ~	4,358	2,744
1.577% (US0001M + 0.340%) due 03/25/2037 ~	4,155	2,284
1.597% (US0001M + 0.360%) due 02/25/2037 ~	10,643	5,450
1.882% (US0001M + 0.645%) due 09/25/2035 ~	3,000	3,005
1.972% (US0001M + 0.735%) due 07/25/2035 ~	6,100	5,460
2.167% (US0001M + 0.930%) due 11/25/2034 ~	16,499	16,559
2.182% (US0001M + 0.945%) due 06/25/2034 ~	2,120	2,127
2.237% (US0001M + 1.000%) due 03/25/2033 ~	1,100	1,087
2.257% (US0001M + 1.020%) due 08/25/2034 ~	213	214
2.287% (US0001M + 1.050%) due 04/25/2035 ~	4,200	3,325
Morgan Stanley Dean Witter Capital, Inc. Trust
2.512% (US0001M + 1.275%) due 09/25/2032 ~	2,028	2,023
2.587% (US0001M + 1.350%) due 02/25/2033 ~	1,222	1,219
Morgan Stanley Home Equity Loan Trust
1.337% (US0001M + 0.100%) due 12/25/2036 ~	20,568	11,816
1.397% (US0001M + 0.160%) due 04/25/2036 ~	7,701	5,979
1.467% (US0001M + 0.230%) due 04/25/2037 ~	15,699	9,899
1.587% (US0001M + 0.350%) due 04/25/2037 ~	9,634	6,175
Morgan Stanley IXIS Real Estate Capital Trust
1.287% (US0001M + 0.050%) due 11/25/2036 ~	7	3
1.387% (US0001M + 0.150%) due 07/25/2036 ~	11,336	6,591
1.467% (US0001M + 0.230%) due 07/25/2036 ~	34,761	20,567
Morgan Stanley Mortgage Loan Trust
1.317% (US0001M + 0.080%) due 11/25/2036 ~	4,439	2,112
1.357% (US0001M + 0.120%) due 04/25/2037 ~	7,170	3,815

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.467% (US0001M + 0.230%) due 02/25/2037 ~	$714	$407
1.597% (US0001M + 0.360%) due 04/25/2037 ~	3,474	1,899
2.703% (US0006M + 1.250%) due 11/25/2036 ^~	2,212	1,204
5.577% due 10/25/2046 ^	3,294	1,691
5.726% due 10/25/2036 ^	1,586	863
5.750% due 04/25/2037 ^~	952	706
6.000% due 07/25/2047 ^~	821	665
Mountain Hawk CLO Ltd.
2.504% (US0003M + 1.200%) due 04/18/2025 ~	67,400	67,659
MP CLO Ltd.
2.504% (US0003M + 1.200%) due 01/15/2027 ~	29,800	29,858
2.554% (US0003M + 1.250%) due 07/18/2026 ~	24,200	24,311
National Collegiate Student Loan Trust
1.497% (US0001M + 0.260%) due 02/26/2029 ~	3,342	3,289
1.507% (US0001M + 0.270%) due 03/26/2029 ~	16,778	16,643
Nationstar Home Equity Loan Trust
1.417% (US0001M + 0.180%) due 04/25/2037 ~	145	145
Navient Private Education Loan Trust
2.734% (US0001M + 1.500%) due 01/16/2035 ~	17,502	17,639
Nelder Grove CLO Ltd.
2.611% (US0003M + 1.300%) due 08/28/2026 ~	38,600	38,791
Nelnet Student Loan Trust
1.834% (US0001M + 0.600%) due 03/25/2030 ~	11,185	11,243
New Century Home Equity Loan Trust
1.717% (US0001M + 0.480%) due 10/25/2035 ~	2,299	2,188
1.912% (US0001M + 0.675%) due 03/25/2035 ~	3,500	3,503
2.122% (US0001M + 0.885%) due 05/25/2034 ~	1,662	1,652
4.237% (US0001M + 3.000%) due 01/25/2033 ^~	3,889	3,649
NewMark Capital Funding CLO Ltd.
2.516% (US0003M + 1.220%) due 06/30/2026 ~	16,150	16,154
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.567% (US0001M + 0.330%) due 10/25/2036 ^~	26,130	9,956
1.637% (US0001M + 0.400%) due 02/25/2037 ^~	2,453	1,134
1.727% (US0001M + 0.490%) due 05/25/2035 ~	3,133	3,159
6.032% due 10/25/2036 ^	3,379	1,516
NovaStar Mortgage Funding Trust
1.337% (US0001M + 0.100%) due 01/25/2037 ~	4,750	2,327
1.387% (US0001M + 0.150%) due 06/25/2036 ~	3,158	2,462
1.387% (US0001M + 0.150%) due 09/25/2036 ~	19,532	11,343
1.387% (US0001M + 0.150%) due 03/25/2037 ~	5,243	2,885

See Accompanying Notes	25

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.407% (US0001M + 0.170%) due 11/25/2036 ~	$11,351	$5,583
1.417% (US0001M + 0.180%) due 03/25/2037 ~	4,341	2,399
1.447% (US0001M + 0.210%) due 01/25/2037 ~	21,367	10,652
1.487% (LIBOR01M + 0.250%) due 10/25/2036 ~	6,432	5,158
1.947% (LIBOR01M + 0.710%) due 12/25/2033 ~	610	608
2.062% (LIBOR01M + 0.825%) due 06/25/2034 ~	100	100
3.112% (LIBOR01M + 1.875%) due 03/25/2035 ~	9,200	9,338
Oak Hill Credit Partners Ltd.
2.437% (US0003M + 1.130%) due 07/20/2026 ~	58,800	58,956
Oaktree CLO Ltd.
2.527% (US0003M + 1.220%) due 10/20/2026 ~	6,200	6,222
Octagon Investment Partners Ltd.
2.404% (US0003M + 1.100%) due 04/15/2026 ~	7,600	7,612
OHA Credit Partners Ltd.
2.317% (US0003M + 1.010%) due 10/20/2025 ~	34,000	34,091
OneMain Financial Issuance Trust
2.370% due 09/14/2032	44,800	44,631
2.430% due 06/18/2024	11	11
2.470% due 09/18/2024	13	13
Option One Mortgage Loan Trust
1.337% (US0001M + 0.100%) due 01/25/2037 ~	14,000	9,414
1.377% (US0001M + 0.140%) due 01/25/2037 ~	31,514	21,308
1.407% (US0001M + 0.170%) due 05/25/2037 ~	5,317	3,483
1.417% (US0001M + 0.180%) due 04/25/2037 ~	9,449	6,218
1.457% (US0001M + 0.220%) due 01/25/2037 ~	11,850	8,097
1.457% (US0001M + 0.220%) due 04/25/2037 ~	28,255	22,681
1.477% (US0001M + 0.240%) due 04/25/2037 ~	3,983	2,506
1.487% (US0001M + 0.250%) due 03/25/2037 ~	1,806	1,039
1.487% (US0001M + 0.250%) due 07/25/2037 ~	4,078	2,642
1.567% (US0001M + 0.330%) due 04/25/2037 ~	3,045	2,057
1.597% (US0001M + 0.360%) due 01/25/2036 ~	6,600	5,526
1.747% (US0001M + 0.510%) due 08/25/2035 ~	4,500	4,207
Option One Mortgage Loan Trust Asset-Backed Certificates
1.697% (US0001M + 0.460%) due 11/25/2035 ~	21,800	19,970
2.092% (US0001M + 0.855%) due 10/25/2032 ~	3,363	3,258

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Ownit Mortgage Loan Trust
1.837% (US0001M + 0.600%) due 10/25/2036 ^~		$4,322	$3,756
OZLM Ltd.
2.527% (US0003M + 1.220%) due 01/20/2027 ~		11,600	11,663
Palmer Square CLO Ltd.
2.524% (US0003M + 1.220%) due 10/17/2027 ~		23,500	23,694
Panhandle-Plains Higher Education Authority, Inc.
2.429% (US0003M + 1.130%) due 10/01/2035 ~		14,611	14,584
Panther CDO BV
0.044% (EUR006M + 0.286%) due 10/15/2084 ~	EUR	2,836	3,355
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.037% (US0001M + 1.800%) due 12/25/2034 ~		$13,859	13,684
People’s Choice Home Loan Securities Trust
1.957% (US0001M + 0.720%) due 05/25/2035 ^~		2,655	2,612
2.182% (US0001M + 0.945%) due 05/25/2035 ^~		7,000	5,717
2.587% (US0001M + 1.350%) due 01/25/2035 ~		6,355	6,270
People’s Financial Realty Mortgage Securities Trust
1.377% (US0001M + 0.140%) due 09/25/2036 ~		22,175	9,735
Popular ABS Mortgage Pass-Through Trust
1.447% (US0001M + 0.210%) due 01/25/2037 ~		7,000	6,144
1.867% (US0001M + 0.630%) due 06/25/2035 ~		3,676	3,603
5.700% due 12/25/2034		9,967	8,473
RAAC Trust
1.507% (US0001M + 0.270%) due 05/25/2036 ~		1,289	1,270
1.537% (US0001M + 0.300%) due 06/25/2044 ~		3,370	2,954
1.577% (US0001M + 0.340%) due 02/25/2036 ~		3,850	3,830
1.587% (US0001M + 0.350%) due 11/25/2046 ~		13,557	12,273
1.637% (US0001M + 0.400%) due 06/25/2047 ~		2,546	2,546
2.737% (US0001M + 1.500%) due 09/25/2047 ~		10,900	10,775
Renaissance Home Equity Loan Trust
1.597% (US0001M + 0.360%) due 11/25/2034 ~		307	276
1.937% (US0001M + 0.700%) due 08/25/2032 ~		104	94
2.117% (US0001M + 0.880%) due 08/25/2033 ~		68	66
5.473% due 01/25/2037		9,242	5,122
5.565% due 02/25/2036		4	4
5.893% due 06/25/2037 ^		8,072	4,152
5.906% due 06/25/2037		9,044	4,662
Residential Asset Mortgage Products Trust
1.454% (LIBOR01M + 0.220%) due 10/25/2034 ~		993	954
1.527% (US0001M + 0.290%) due 02/25/2036 ~		4,650	4,512

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.537% (US0001M + 0.300%) due 05/25/2036 ^~	$4,161	$3,387
1.597% (US0001M + 0.360%) due 08/25/2046 ~	20,976	15,639
3.787% (US0001M + 2.550%) due 12/25/2034 ~	2,000	1,964
5.072% due 04/25/2034 ~	120	123
Residential Asset Securities Corp. Trust
1.367% (US0001M + 0.130%) due 11/25/2036 ~	12,207	10,247
1.387% (US0001M + 0.150%) due 08/25/2036 ~	1,337	1,239
1.397% (US0001M + 0.160%) due 06/25/2036 ~	739	730
1.407% (US0001M + 0.170%) due 11/25/2036 ~	5,234	4,717
1.417% (US0001M + 0.180%) due 04/25/2036 ~	2,029	2,030
1.477% (US0001M + 0.240%) due 10/25/2036 ~	3,000	2,841
1.507% (US0001M + 0.270%) due 07/25/2036 ~	12,000	8,034
1.507% (US0001M + 0.270%) due 05/25/2037 ~	3,144	3,126
1.517% (US0001M + 0.280%) due 04/25/2036 ~	4,200	4,002
1.527% (US0001M + 0.290%) due 03/25/2036 ~	184	185
1.647% (US0001M + 0.410%) due 01/25/2036 ~	3,129	3,107
1.677% (US0001M + 0.440%) due 11/25/2035 ~	5,997	6,032
1.737% (US0001M + 0.500%) due 07/25/2032 ^~	3	3
1.817% (US0001M + 0.580%) due 06/25/2033 ~	1,454	1,304
1.827% (US0001M + 0.590%) due 09/25/2035 ~	5,000	4,962
2.062% (US0001M + 0.825%) due 07/25/2034 ~	1,180	1,136
2.332% (US0001M + 1.095%) due 03/25/2035 ~	2,803	2,663
Residential Mortgage Loan Trust
2.737% (US0001M + 1.500%) due 09/25/2029 ~	8	8
SACO Trust
1.657% (US0001M + 0.420%) due 03/25/2036 ^~	40	80
1.737% (US0001M + 0.500%) due 12/25/2035 ~	23	22
Santander Drive Auto Receivables Trust
2.650% due 08/17/2020	95	96
Saratoga Investment Corp. CLO Ltd.
2.857% (US0003M + 1.550%) due 10/20/2025 ~	19,400	19,570
Securitized Asset-Backed Receivables LLC Trust
1.297% (US0001M + 0.060%) due 12/25/2036 ^~	280	107
1.367% (US0001M + 0.130%) due 05/25/2037 ^~	823	647
1.397% (US0001M + 0.160%) due 07/25/2036 ~	3,053	1,687
1.477% (US0001M + 0.240%) due 07/25/2036 ~	3,925	2,199

26	See Accompanying Notes

September 30, 2017

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.487% (US0001M + 0.250%) due 03/25/2036 ~		$13,134	$9,900
1.487% (US0001M + 0.250%) due 05/25/2036 ~		14,277	8,820
1.507% (US0001M + 0.270%) due 03/25/2036 ~		21,466	19,368
2.197% (US0001M + 0.960%) due 01/25/2036 ^~		5,856	4,123
Securitized Term Auto Receivables Trust
1.510% due 04/25/2019		8,225	8,221
Seneca Park CLO Ltd.
2.424% (US0003M + 1.120%) due 07/17/2026 ~		27,600	27,737
SG Mortgage Securities Trust
1.387% (US0001M + 0.150%) due 10/25/2036 ~		20,988	16,951
SLC Student Loan Trust
1.430% (US0003M + 0.110%) due 03/15/2027 ~		16,603	16,558
2.220% (US0003M + 0.900%) due 06/15/2021 ~		4,300	4,310
SLM Private Credit Student Loan Trust
1.520% (US0003M + 0.200%) due 06/15/2023 ~		36,566	36,508
1.560% (US0003M + 0.240%) due 12/16/2041 ~		12,000	11,066
SLM Private Education Loan Trust
1.850% due 06/17/2030		12,566	12,573
3.484% (US0001M + 2.250%) due 06/16/2042 ~		18,000	18,726
4.200% (PRIME - 0.050%) due 05/16/2044 ~		1,535	1,566
4.484% (US0001M + 3.250%) due 05/16/2044 ~		17,213	17,815
SLM Student Loan Trust
0.142% (EUR003M + 0.270%) due 06/17/2024 ~	EUR	7,713	9,089
0.222% (EUR003M + 0.260%) due 12/15/2023 ~		103	121
1.424% (US0003M + 0.110%) due 10/27/2025 ~		$4,964	4,963
1.464% (US0003M + 0.150%) due 10/25/2029 ~		19,838	19,736
1.644% (US0003M + 0.330%) due 01/25/2022 ~		9,737	9,605
1.790% (LIBOR03M + 0.550%) due 12/15/2027 ~		82,041	82,048
1.964% (US0003M + 0.650%) due 04/25/2019 ~		166	166
2.214% (US0003M + 0.900%) due 07/25/2023 ~		700	703
2.520% (US0003M + 1.200%) due 12/15/2033 ~		17,708	17,963
2.814% (US0003M + 1.500%) due 04/25/2023 ~		36,752	37,649
3.014% (US0003M + 1.700%) due 07/25/2023 ~		2,344	2,416
SoFi Consumer Loan Program LLC
3.050% due 12/26/2025		14,047	14,187
SoFi Professional Loan Program LLC
1.530% due 04/25/2033		10,549	10,533
1.630% due 01/25/2036		10,037	10,028
1.830% due 05/25/2040		7,875	7,887
2.534% (US0001M + 1.300%) due 02/25/2040 ~		8,428	8,486
3.020% due 02/25/2040		11,197	11,269

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Sound Point CLO Ltd.
2.294% (US0003M + 0.990%) due 07/15/2025 ~	$27,571	$27,626
2.407% (US0003M + 1.100%) due 01/21/2026 ~	21,700	21,792
Soundview Home Loan Trust
1.317% (US0001M + 0.080%) due 06/25/2037 ~	12,666	8,723
1.347% (US0001M + 0.110%) due 01/25/2037 ~	4,799	3,531
1.387% (US0001M + 0.150%) due 03/25/2037 ~	5,074	4,927
1.397% (US0001M + 0.160%) due 11/25/2036 ~	7,250	6,805
1.397% (US0001M + 0.160%) due 01/25/2037 ~	4,581	3,392
1.417% (US0001M + 0.180%) due 02/25/2037 ~	9,862	3,908
1.417% (US0001M + 0.180%) due 08/25/2037 ~	3,511	3,384
1.447% (US0001M + 0.210%) due 06/25/2037 ~	22,043	15,396
1.477% (US0001M + 0.240%) due 07/25/2036 ~	15,300	12,453
1.487% (US0001M + 0.250%) due 08/25/2037 ~	3,828	3,196
1.497% (US0001M + 0.260%) due 02/25/2037 ~	12,725	5,125
1.517% (US0001M + 0.280%) due 05/25/2036 ~	5,000	4,540
1.537% (US0001M + 0.300%) due 01/25/2037 ~	39,975	32,730
2.062% (US0001M + 0.825%) due 06/25/2035 ~	3,049	3,019
South Carolina Student Loan Corp.
2.066% (US0003M + 0.750%) due 03/02/2020 ~	98	98
2.316% (US0003M + 1.000%) due 09/03/2024 ~	600	602
Specialty Underwriting & Residential Finance Trust
1.337% (US0001M + 0.100%) due 11/25/2037 ~	623	417
1.537% (US0001M + 0.300%) due 12/25/2036 ~	6,336	5,908
1.587% (US0001M + 0.350%) due 03/25/2037 ~	4,408	2,372
1.987% (US0001M + 0.750%) due 06/25/2036 ~	1,070	1,078
2.137% (US0001M + 0.900%) due 06/25/2036 ~	18,300	15,165
2.212% (US0001M + 0.975%) due 12/25/2035 ~	3,740	3,740
4.003% due 02/25/2037 ^	7,714	4,137
4.003% due 02/25/2037	36,136	19,389
SpringCastle America Funding LLC
3.050% due 04/25/2029	77,144	77,755
Staniford Street CLO Ltd.
2.500% (US0003M + 1.180%) due 06/15/2025 ~	5,400	5,418
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~	11,779	11,790
Structured Asset Investment Loan Trust
1.387% (US0001M + 0.150%) due 06/25/2036 ~	2,199	2,149
1.410% (US0001M + 0.173%) due 07/25/2036 ~	17,668	12,718
1.537% (US0001M + 0.300%) due 01/25/2036 ~	6,526	6,442
1.937% (US0001M + 0.700%) due 04/25/2033 ~	1,305	1,281
2.137% (US0001M + 0.900%) due 05/25/2035 ~	9,400	9,190
2.167% (US0001M + 0.930%) due 09/25/2034 ~	465	467
2.212% (US0001M + 0.975%) due 01/25/2035 ~	10,188	8,751
2.237% (US0001M + 1.000%) due 09/25/2034 ~	360	361
2.362% (US0001M + 1.125%) due 01/25/2035 ~	3,957	2,462
2.437% (US0001M + 1.200%) due 12/25/2034 ~	8,795	8,691
2.617% (US0001M + 1.380%) due 04/25/2033 ~	129	112
2.812% (US0001M + 1.575%) due 01/25/2035 ~	4,313	833
2.962% (US0001M + 1.725%) due 01/25/2035 ^~	5,643	313

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Structured Asset Securities Corp.
5.053% due 10/25/2034	$998	$1,025
Structured Asset Securities Corp. Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 03/25/2036 ~	49	49
1.417% (US0001M + 0.180%) due 01/25/2037 ~	3,528	1,987
1.487% (US0001M + 0.250%) due 09/25/2036 ~	4,500	4,401
1.507% (US0001M + 0.270%) due 04/25/2036 ~	12,913	11,461
1.537% (US0001M + 0.300%) due 06/25/2035 ~	1,747	1,639
1.607% (US0001M + 0.370%) due 04/25/2036 ~	6,436	5,980
1.617% (US0001M + 0.380%) due 10/25/2036 ~	18,467	16,005
1.687% (US0001M + 0.450%) due 05/25/2037 ~	3,486	3,241
3.787% (US0001M + 2.550%) due 12/25/2034 ~	838	765
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.410% due 06/25/2033	36	36
Sudbury Mill CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~	11,700	11,720
SVO Mortgage LLC
2.000% due 09/20/2029	22	21
Symphony CLO Ltd. 2.334% (US0003M + 1.030%) due 10/15/2025 ~	32,000	32,083
Telos CLO Ltd.
2.574% (US0003M + 1.270%) due 01/17/2027 ~	19,700	19,743
TICP CLO Ltd.
2.467% (US0003M + 1.160%) due 07/20/2026 ~	40,700	40,760
2.487% (US0003M + 1.180%) due 01/20/2027 ~	4,600	4,601
2.494% (US0003M + 1.180%) due 04/26/2026 ~	10,600	10,647
Toyota Auto Receivables Owner Trust
0.930% due 07/16/2018	2	2
Tralee CLO Ltd.
2.757% (US0003M + 1.450%) due 07/20/2026 ~	22,000	22,225
Trapeza CDO Ltd.
1.592% (US0003M + 0.290%) due 04/06/2042 ~	3,044	2,648
1.724% (US0003M + 0.410%) due 01/25/2035 ~	20,433	18,799
Triaxx Prime CDO Ltd.
1.491% (US0001M + 0.260%) due 10/02/2039 ~	34,945	25,860
Tropic CDO Ltd.
1.478% (US0003M + 0.320%) due 07/15/2036 ~	26,313	22,103
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036	6,271	6,290
3.598% due 10/27/2036	12,515	12,497
Utah State Board of Regents
1.987% (US0001M + 0.750%) due 01/25/2057 ~	80,947	81,208

See Accompanying Notes	27

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
VB-S1 Issuer LLC
3.065% due 06/15/2046		$9,600	$9,600
Venture CLO Ltd.
2.424% (US0003M + 1.120%) due 04/15/2026 ~		5,200	5,230
Vibrant CLO Ltd.
2.213% (US0003M + 0.900%) due 07/24/2024 ~		27,600	27,601
VOLT LLC
3.125% due 06/25/2047		39,869	40,070
3.125% due 09/25/2047		50,090	50,145
3.250% due 04/25/2059		66,972	67,394
Wachovia Loan Trust
1.597% (US0001M + 0.360%) due 05/25/2035 ~		458	457
WaMu Asset-Backed Certificates WaMu Trust 1
.487% (US0001M + 0.250%) due 04/25/2037 ~		13,972	8,086
Washington Mutual Asset-Backed Certificates Trust
1.297% (US0001M + 0.060%) due 10/25/2036 ~		1,936	1,068
Westlake Automobile Receivables Trust
1.780% due 04/15/2020		16,300	16,310
WhiteHorse Ltd.
2.511% (US0003M + 1.200%) due 02/03/2025 ~		18,509	18,578
World Omni Automobile Lease Securitization Trust
1.680% due 12/16/2019		20,055	20,063

Total Asset-Backed Securities (Cost $6,285,911)			6,717,307

SOVEREIGN ISSUES 5.8%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	44,086	52,965
4.900% due 09/15/2021		20,800	25,843
4.950% due 02/11/2020 (m)		8,650	10,762
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (g)	BRL	4,242,400	1,316,285
0.000% due 04/01/2018 (g)		4,606,408	1,406,321
0.000% due 07/01/2018 (g)		44,300	13,301
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		803,200	262,006
10.000% due 01/01/2027		1,394,268	450,134
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$22,900	22,727
Japan Bank for International Cooperation
2.375% due 07/21/2022		8,500	8,537
2.500% due 06/01/2022		24,200	24,440
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		28,600	28,428
2.625% due 04/20/2022		78,900	79,183
Kuwait International Government Bond
2.750% due 03/20/2022		20,400	20,658
New South Wales Treasury Corp.
2.750% due 11/20/2025 (i)	AUD	1,540	1,116
6.000% due 03/01/2022		165	149

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Poland Government International Bond
4.000% due 01/22/2024		$15	$16
Province of Ontario
1.650% due 09/27/2019		85,700	85,430
4.000% due 10/07/2019		23,855	24,870
4.400% due 04/14/2020		18,900	20,055
Province of Quebec
2.750% due 08/25/2021		81,800	83,713
3.500% due 07/29/2020		11,900	12,411
3.500% due 12/01/2022	CAD	68,053	57,862
Queensland Treasury Corp.
4.250% due 07/21/2023	AUD	455	385
Republic of Germany
2.500% due 08/15/2046	EUR	84,300	129,843
3.250% due 07/04/2042		97,400	167,256
Tokyo Metropolitan Government
2.500% due 06/08/2022		$4,500	4,525

Total Sovereign Issues (Cost $4,176,210)			4,309,221

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (e)		775,108	41
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)		184,993	76

			117

INDUSTRIALS 0.0%
Motors Liquidation Co. +(e)		9,188,000	0

Total Common Stocks (Cost $15,195)			117

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
CoBank ACB6.250% (US0003M + 4.557%) due 10/01/2022 ~(j)		40,000	4,309

Total Preferred Securities (Cost $4,180)			4,309

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.8%
CERTIFICATES OF DEPOSIT 0.8%
Barclays Bank PLC
1.781% due 03/16/2018		$73,900	73,971
1.827% due 05/17/2018		100,000	100,045
1.940% due 09/04/2018		264,000	264,210
2.066% due 12/06/2017		35,700	35,754
Mizuho Bank Ltd.
2.010% due 12/12/2017		97,700	97,851

			571,831

COMMERCIAL PAPER 1.4%
Boston Scientific Corp.
1.600% due 10/17/2017		4,400	4,397
1.600% due 10/19/2017		15,800	15,788
Caisse d’Amortissement de la Dette Sociale
1.230% due 10/23/2017		65,600	65,548
Energy Transfer Partners
2.200% due 10/02/2017		19,200	19,197
2.200% due 10/06/2017		165,400	165,345
Entergy Corp.
1.560% due 10/31/2017		15,000	14,978
Enterprise Products Operating LLC
1.400% due 10/18/2017		20,000	19,985
1.420% due 10/10/2017		14,650	14,644
Exelon Generation Co. LLC
1.450% due 11/03/2017		83,800	83,692
Ford Motor Credit Co.
1.650% due 11/02/2017		41,000	40,942
2.000% due 09/04/2018		33,600	32,972

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
HP, Inc.
1.800% due 03/26/2018	$146,500	$145,535
Marriott International
1.500% due 11/02/2017	22,500	22,471
Mondelez International, Inc.
1.480% due 11/27/2017	35,000	34,918
1.520% due 10/16/2017	28,000	27,982
1.520% due 10/31/2017	17,400	17,379
NRW Bank
1.365% due 02/20/2018	169,100	168,137
ONEOK, Inc.
1.900% due 10/30/2017	9,300	9,287
Rockwell Collins, Inc.
1.390% due 10/20/2017	10,000	9,992
Suncor Energy, Inc.
1.460% due 10/23/2017	5,000	4,995
TELUS Corp.
1.500% due 12/21/2017	4,000	3,986
Thomson Reuters Corp.
1.470% due 11/20/2017	21,200	21,155
Vodafone Group PLC
1.530% due 10/03/2017	16,550	16,548
Volvo Group Treasury N.A.
1.460% due 10/16/2017	4,100	4,097
Whirlpool Corp.
1.470% due 12/27/2017	30,000	29,889

WPP CP Finance PLC
1.650% due 10/25/2017		3,500	3,497

			997,356

REPURCHASE AGREEMENTS (l) 1.2%			892,015

ARGENTINA TREASURY BILLS 0.5%
3.052% due 10/13/2017 - 05/11/2018 (f)(g)		398,065	394,890

BELGIUM TREASURY BILLS 0.0%
0.354% due 10/05/2017 (g)(h)		19,500	19,496

JAPAN TREASURY BILLS 9.6%
(0.151)% due 10/23/2017 - 01/10/2018 (f)(g)	JPY	798,780,000	7,100,122

U.S. TREASURY BILLS 0.3%
1.056% due 11/09/2017 - 02/22/2018 (f)(g)(m)(o)(q)		$223,865	223,325

Total Short-Term Instruments (Cost $10,381,149)			10,199,035

Total Investments in Securities (Cost $96,161,753)			97,507,983

		SHARES
INVESTMENTS IN AFFILIATES 19.6%

SHORT-TERM INSTRUMENTS 19.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.6%
PIMCO Short-Term Floating NAV Portfolio III		1,324,006,778	13,087,807
PIMCO Short-Term Floating NAV Portfolio IV		146,830,481	1,470,654

Total Short-Term Instruments (Cost $14,558,137)			14,558,461

Total Investments in Affiliates (Cost $14,558,137)			14,558,461

Total Investments 151.0% (Cost $110,719,890)			$112,066,444
Financial Derivative Instruments (n)(p) (0.6)% (Cost or Premiums, net $(240,757))			(436,525)
Other Assets and Liabilities, net (50.4)%			(37,414,155)

Net Assets 100.0%			$74,215,764

28	See Accompanying Notes

September 30, 2017

(Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
+	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Coupon represents a yield to maturity.
(i)	Principal amount of security is adjusted for inflation.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	12/15/2017	02/24/2017	$273,937	$274,045	0.37%
Lloyds Banking Group PLC	0.010%	10/11/2018	09/18/2017	22,500	22,494	0.03%
Lloyds Banking Group PLC	0.010%	02/04/2019	09/18/2017	17,500	17,475	0.02%
Odebrecht Offshore Drilling Finance Ltd.	6.625%	10/01/2023	01/16/2015 - 09/21/2015	3,725	2,998	0.01%
Odebrecht Offshore Drilling Finance Ltd.	6.750%	10/01/2023	09/09/2015 - 09/22/2015	6,121	4,736	0.01%
Pinnacol Assurance	8.625%	06/25/2034	06/23/2014	15,000	16,090	0.02%

				$338,783	$337,838	0.46%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	1.200%	09/29/2017	10/02/2017	$878,300	U.S. Treasury Bonds 2.500% - 3.375% due 11/15/2042 - 02/15/2046	$(508,496)	$878,300	$878,388
					U.S. Treasury Notes 1.875% - 2.500% due 03/31/2022 - 05/15/2024	(385,614)
FICC	0.500%	09/29/2017	10/02/2017	13,715	Federal Home Loan Bank 1.375% due 09/28/2020	(4,114)	13,715	13,715
					Freddie Mac 1.700% due 09/29/2020	(9,880)

Total Repurchase Agreements						$(908,104)	$892,015	$892,103

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date			Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	1.320%	09/13/2017	10/12/2017		$	(173,194)	$(173,315)
DBL	(0.850%)	08/25/2016	TBD	(3)	EUR	(5,473)	(6,410)
IND	1.280%	09/06/2017	10/18/2017		$	(252,350)	(252,583)
JPS	0.850%	09/29/2017	10/04/2017			(4,184)	(4,185)
	1.310%	09/06/2017	12/06/2017			(134,225)	(134,352)
NOM	1.320%	07/18/2017	10/18/2017			(325,259)	(326,165)
NXN	1.230%	08/18/2017	11/17/2017			(203,750)	(204,063)
	1.260%	07/13/2017	10/13/2017			(105,375)	(105,674)
RDR	1.270%	09/07/2017	10/12/2017			(37,170)	(37,203)
SGY	0.720%	10/02/2017	10/04/2017			(199,250)	(199,250)

Total Reverse Repurchase Agreements							$(1,443,200)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date			Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
BCY	0.800%	09/29/2017	10/02/2017		$	(878,802)	$(878,802)
GSC	1.220%	09/06/2017	10/06/2017			(219,281)	(219,251)
UBS	1.200%	09/07/2017	10/02/2017			(19,893)	(19,893)
	1.210%	09/07/2017	10/06/2017			(11,442)	(11,441)
	1.210%	09/07/2017	10/11/2017			(31,632)	(31,622)
	1.280%	09/07/2017	12/04/2017			(10,744)	(10,720)

Total Sale-Buyback Transactions							$(1,171,729)

See Accompanying Notes	29

Schedule of Investments PIMCO Total Return Fund (Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Fannie Mae, TBA	4.000%	10/01/2032	$25,000	$(25,840)	$(25,829)
Ginnie Mae, TBA	3.000%	11/01/2047	2,600	(2,637)	(2,632)
Ginnie Mae, TBA	5.000%	10/01/2047	3,500	(3,800)	(3,819)

Total Short Sales 0.0%				$(32,277)	$(32,280)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (5)
Global/Master Repurchase Agreement
BCY	$878,388	$0	$0	$878,388	$(894,109)	$(15,721)
BOS	0	(173,315)	0	(173,315)	177,741	4,426
DBL	0	(6,410)	0	(6,410)	6,121	(289)
FICC	13,715	0	0	13,715	(13,994)	(279)
GRE	0	0	0	0	(183)	(183)
IND	0	(252,583)	0	(252,583)	250,123	(2,460)
JPS	0	(138,537)	0	(138,537)	137,082	(1,455)
NOM	0	(326,165)	0	(326,165)	334,773	8,608
NXN	0	(309,737)	0	(309,737)	307,399	(2,338)
RDR	0	(37,203)	0	(37,203)	36,716	(487)
SGY	0	(199,250)	0	(199,250)	197,830	(1,420)
Master Securities Forward Transaction Agreement
BCY	0	0	(878,802)	(878,802)	874,719	(4,083)
GSC	0	0	(219,251)	(219,251)	217,005	(2,246)
UBS	0	0	(73,676)	(73,676)	72,983	(693)

Total Borrowings and Other Financing Transactions	$892,103	$(1,443,200)	$(1,171,729)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(499,480)	$0	$0	$(499,480)
U.S. Treasury Obligations	0	(399,645)	(338,415)	0	(738,060)
Sovereign Issues	0	0	0	(6,410)	(6,410)

Total	$0	$(899,125)	$(338,415)	$(6,410)	$(1,243,950)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(1,161,009)	(10,720)	0	(1,171,729)

Total	$0	$(1,161,009)	$(10,720)	$0	$(1,171,729)

Total Borrowings	$0	$(2,060,134)	$(349,135)	$(6,410)	$(2,415,679)

Payable for reverse repurchase agreements and sale-buyback financing transactions (6)					$(2,415,679)

(m)	Securities with an aggregate market value of $2,598,713 and cash of $14,004 have been pledged as collateral under the terms of the above master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2017 was $ (1,462,107) at a weighted average interest rate of 0.766%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(65) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(6)	Unsettled reverse repurchase agreements liability of $(199,250) is outstanding at period end.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

30	See Accompanying Notes

September 30, 2017

(Unaudited)

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$110.750	11/24/2017	3,377	$3,377	$29	$4
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.750	11/24/2017	14,342	14,342	123	16
Put - CBOT U.S. Treasury 5-Year Note December Futures	112.000	11/24/2017	45,000	45,000	384	50
Put - CBOT U.S. Treasury 5-Year Note December Futures	112.250	11/24/2017	65,021	65,021	555	72
Put - CBOT U.S. Treasury 10-Year Note December Futures	114.000	11/24/2017	69,140	69,140	591	74
Put - CBOT U.S. Treasury 10-Year Note December Futures	114.500	11/24/2017	26,370	26,370	225	28
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.500	11/24/2017	3,422	3,422	29	4
Put - CBOT U.S. Treasury 10-Year Note December Futures	116.000	11/24/2017	3,435	3,435	29	4
Put - CBOT U.S. Treasury 30-Year Bond December Futures	122.000	11/24/2017	1,083	1,083	9	1
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	35,257	88,143	3,104	1,983

					$5,078	$2,236

Total Purchased Options					$5,078	$2,236

WRITTEN OPTIONS: OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$124.500	10/27/2017	7,858	$7,858	$(1,772)	$(1,882)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	35,257	88,143	(3,736)	(661)

					$(5,508)	$(2,543)

Total Written Options					$(5,508)	$(2,543)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

						Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2017	24,993	EUR	4,756,112	$(24,836)	$6,205	$(5,889)
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond December Futures	11/2017	28,286		334	(28)	0	0
U.S. Treasury 5-Year Note December Futures	12/2017	127,561	$	14,988,418	(103,178)	0	(20,928)
U.S. Treasury 10-Year Note December Futures	12/2017	121,293		15,199,529	(153,055)	0	(27,775)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	2,160		356,670	(5,411)	877	0

					$(286,508)	$7,082	$(54,592)

SHORT FUTURES CONTRACTS

						Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2017	39,964	$	(9,843,133)	$2,083	$0	$0
90-Day Eurodollar December Futures	12/2018	17,879		(4,386,389)	2,880	1,341	0
90-Day Eurodollar December Futures	12/2019	4,554		(1,115,104)	2,295	455	0
90-Day Eurodollar June Futures	06/2018	16,617		(4,083,628)	4,974	623	0
90-Day Eurodollar March Futures	03/2018	17,992		(4,426,482)	4,622	225	0
90-Day Eurodollar March Futures	03/2019	16,304		(3,998,148)	944	1,427	0
Call Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond November Futures	10/2017	6,497	EUR	(461)	2,917	77	(77)
Canada Government 10-Year Bond December Futures	12/2017	4,491	CAD	(486,982)	9,518	504	(862)
Euro-BTP Italy Government Bond December Futures	12/2017	1,216	EUR	(193,963)	1,020	0	(690)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	33,734		(6,185,467)	38,627	4,784	(9,569)
Euro-Schatz December Futures	12/2017	5,436		(720,414)	318	64	0
Put Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond November Futures	10/2017	7,459		(2,997)	743	751	(7)
U.S. Treasury 30-Year Bond December Futures	12/2017	11,921	$	(1,821,678)	24,550	0	(372)
United Kingdom Long Gilt December Futures	12/2017	12,436	GBP	(2,064,365)	61,995	500	(4,166)

					$157,486	$10,751	$(15,743)

Total Futures Contracts					$(129,022)	$17,833	$(70,335)

See Accompanying Notes	31

Schedule of Investments PIMCO Total Return Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (2)		Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Anheuser-Busch InBev S.A.	1.000%	Quarterly	12/20/2017	0.090%	EUR	20,900	$123	$(64)	$59	$3	$0
Bank of America Corp.	1.000%	Quarterly	12/20/2020	0.304%	$	40,000	801	90	891	14	0
Berkshire Hathaway, Inc.	1.000%	Quarterly	09/20/2021	0.432%		20,000	177	266	443	0	(1)
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.783%		47,000	(522)	1,129	607	0	(66)
Berkshire Hathaway, Inc.	1.000%	Quarterly	03/20/2024	0.815%		15,000	(208)	379	171	0	(20)
Berkshire Hathaway, Inc.	1.000%	Quarterly	06/20/2024	0.846%		60,000	(704)	1,149	445	0	(77)
Citigroup, Inc.	1.000%	Quarterly	12/20/2020	0.311%		58,200	1,130	154	1,284	12	0
Deutsche Bank AG	1.000%	Quarterly	12/20/2017	0.209%	EUR	25,200	134	(70)	64	2	0
Exelon Generation Co. LLC	1.000%	Quarterly	06/20/2022	1.216%	$	8,700	(228)	147	(81)	0	(4)
General Motors Co.	5.000%	Quarterly	06/20/2022	0.914%		5,200	884	79	963	2	0
Goldman Sachs Group, Inc.	1.000%	Quarterly	12/20/2020	0.396%		169,900	2,628	657	3,285	66	0
Goldman Sachs Group, Inc.	1.000%	Quarterly	06/20/2021	0.457%		29,800	437	157	594	8	0
Goldman Sachs Group, Inc.	1.000%	Quarterly	12/20/2021	0.503%		22,100	293	160	453	16	0
MetLife, Inc.	1.000%	Quarterly	06/20/2021	0.347%		25,200	89	516	605	0	(5)
MetLife, Inc.	1.000%	Quarterly	12/20/2021	0.409%		72,300	(673)	2,441	1,768	13	0
Morgan Stanley	1.000%	Quarterly	12/20/2020	0.381%		68,200	1,084	268	1,352	21	0
Royal Bank of Scotland PLC	1.000%	Quarterly	12/20/2017	0.144%	EUR	87,200	454	(218)	236	4	0
Tesco PLC	1.000%	Quarterly	06/20/2022	1.286%		143,000	(7,211)	5,019	(2,192)	0	(161)
Volkswagen International Finance NV	1.000%	Quarterly	12/20/2017	0.148%		238,900	1,829	(1,187)	642	18	0

							$517	$11,072	$11,589	$179	$(334)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-26 5-Year Index	1.000%	Quarterly	06/20/2021	$1,600	$29	$8	$37	$0	$0
CDX.IG-27 5-Year Index	1.000%	Quarterly	12/20/2021	2,900	53	13	66	1	0
CDX.IG-28 5-Year Index	1.000%	Quarterly	06/20/2022	107,100	1,917	371	2,288	38	0

					$1,999	$392	$2,391	$39	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.300%	Semi-Annual	12/15/2025	CAD	62,000	$(1,392)	$1,113	$(279)	$0	$(110)
Receive	3-Month CAD-Bank Bill	1.750%	Semi-Annual	12/16/2046		57,500	(694)	9,458	8,764	0	(102)
Receive	3-Month USD-LIBOR	1.250%	Semi-Annual	06/21/2019		$2,894,500	34,154	(21,062)	13,092	1,210	0
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	12/16/2019		894,600	(4,686)	(4,680)	(9,366)	512	0
Receive	3-Month USD-LIBOR	1.250%	Semi-Annual	06/21/2020		265,700	6,194	(2,928)	3,266	259	0
Receive	3-Month USD-LIBOR	0.000%	Semi-Annual	12/21/2026		0	1,584	(1,584)	0	188	(188)
Receive (5)	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027		2,025,400	(58,381)	30,950	(27,431)	3,946	0
Receive (5)	6-Month EUR-EURIBOR	1.500%	Annual	03/21/2048	EUR	254,600	(8,967)	(1,194)	(10,161)	0	(101)
Receive (5)	6-Month GBP-LIBOR	1.000%	Semi-Annual	03/21/2023		843,200	(6,788)	17,272	10,484	0	(1,130)
Receive (5)	6-Month GBP-LIBOR	1.500%	Semi-Annual	03/21/2028		1,173,800	(8,664)	4,397	(4,267)	0	(3,967)
Receive (5)	6-Month GBP-LIBOR	1.750%	Semi-Annual	03/21/2048		262,300	(14,737)	6,532	(8,205)	0	(2,036)
Receive	6-Month JPY-LIBOR	0.300%	Semi-Annual	03/18/2026	JPY	409,440,000	(23,200)	321	(22,879)	4,642	0
Receive	6-Month JPY-LIBOR	0.300%	Semi-Annual	09/20/2027		72,760,000	(3,786)	2,843	(943)	350	0

							$(89,363)	$41,438	$(47,925)	$11,107	$(7,634)

Total Swap Agreements							$(86,847)	$52,902	$(33,945)	$11,325	$(7,968)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$2,236	$17,833	$11,325	$31,394	$(2,543)	$(70,335)	$(7,968)	$(80,846)

(o)	Securities with an aggregate market value of $954,670 and cash of $60,647 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

32	See Accompanying Notes

September 30, 2017

(Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2017	$	2,271	JPY	252,600	$0	$(26)
	07/2018	DKK	63,425	$	10,228	0	(19)
BOA	10/2017	BRL	1,541,400		486,553	0	(131)
	10/2017	CHF	7,177		7,361	0	(51)
	10/2017	EUR	422,936		506,296	6,428	0
	10/2017	JPY	105,812,600		962,147	21,800	0
	10/2017	$	492,460	BRL	1,541,400	0	(5,776)
	10/2017		1,037	CAD	1,262	0	(26)
	10/2017		105,573	CHF	99,628	0	(2,689)
	10/2017		710,626	DKK	4,472,758	0	(242)
	10/2017		688,875	EUR	586,102	3,839	0
	11/2017	BRL	1,541,400	$	490,501	5,929	0
	11/2017	EUR	600,252		706,986	238	(3,835)
	11/2017	TRY	9,460		2,598	0	(23)
	11/2017	$	7,376	CHF	7,177	51	0
	12/2017	CNH	3,348	$	466	0	(36)
	01/2018	DKK	267,435		39,147	0	(3,564)
	04/2018		1,972,153		301,883	646	(15,560)
	07/2018	BRL	21,800		6,429	0	(226)
	07/2018	DKK	435,680		66,988	0	(3,403)
	10/2018		4,472,758		726,517	0	(446)
BPS	10/2017	BRL	1,000,000		313,365	0	(2,376)
	10/2017	CHF	92,451		95,114	0	(359)
	10/2017	GBP	74,787		98,506	0	(1,709)
	10/2017	JPY	255,500		2,268	0	(3)
	10/2017	$	298,882	BRL	1,000,000	16,859	0
	10/2017		1,200	JPY	134,300	0	(7)
	11/2017	JPY	12,280,000	$	112,362	2,998	0
	11/2017	$	2,271	JPY	255,500	2	0
	01/2018	BRL	14,508	$	4,244	0	(282)
	01/2018	JPY	29,320,000		261,815	0	(83)
	01/2018	$	449	DKK	2,947	21	0
	04/2018	BRL	677,200	$	179,368	0	(29,622)
	04/2018	DKK	717,124		109,021	177	(6,351)
BRC	10/2017		98,166		14,448	0	(1,143)
	10/2017	JPY	47,937,700		437,359	11,341	0
	01/2018	DKK	67,188		9,945	0	(786)
CBK	10/2017	BRL	3,714,448		1,178,673	6,047	(179)
	10/2017	$	1,158,695	BRL	3,714,448	15,639	(1,529)
	10/2017		32,185	JPY	3,630,607	80	0
	10/2017		4,993	ZAR	65,550	0	(153)
	11/2017	BRL	1,257,748	$	397,042	1,641	0
	11/2017	JPY	184,230,607		1,686,481	45,755	(79)
	11/2017	$	509,121	BRL	1,600,000	0	(6,126)
	12/2017	CNH	2,633	$	367	0	(28)
	12/2017	KRW	977,069,939		872,267	18,503	0
	12/2017	$	6,568	INR	432,804	7	0
	12/2017		43,342	KRW	49,678,600	67	0
	04/2018	DKK	314,666	$	48,309	0	(2,237)
	07/2018		719,958		110,822	0	(5,497)
	10/2018		104,590		17,137	138	0
DUB	10/2017	BRL	2,758,865		871,462	7,801	(7,427)
	10/2017	$	865,930	BRL	2,758,865	5,158	0
	11/2017		636,669		2,000,000	0	(7,926)
	12/2017	CNH	6,637	$	925	0	(71)
	01/2018	BRL	2,282,400		604,606	0	(107,298)

See Accompanying Notes	33

Schedule of Investments PIMCO Total Return Fund (Cont.)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
FBF	10/2017	BRL	1,000,000	$	313,765	$0	$(1,976)
	10/2017	$	311,886	BRL	1,000,000	3,855	0
	10/2017		1,672,695	EUR	1,388,250	0	(31,922)
	12/2017	TWD	50,756,740	$	1,692,111	16,694	0
	12/2017	$	47,759	KRW	54,741,366	74	0
	12/2017		141,053	TWD	4,216,756	0	(1,756)
GLM	10/2017	EUR	64,236	$	77,235	1,314	0
	10/2017	GBP	495,485		650,638	2,675	(15,986)
	10/2017	JPY	42,835,700		388,208	7,531	0
	10/2017	NZD	22,195		16,122	91	0
	10/2017	RUB	541,150		9,233	0	(122)
	10/2017	SEK	976,820		123,018	3,087	0
	10/2017	$	1,007	CAD	1,256	0	0
	10/2017		91,672	DKK	594,665	2,775	0
	10/2017		5,105	EUR	4,334	18	(1)
	10/2017		14,991	GBP	11,353	222	0
	10/2017		2,524,111	JPY	276,399,154	22	(67,797)
	11/2017	JPY	2,000,000	$	18,136	335	0
	11/2017	$	266,094	JPY	29,909,000	61	0
	12/2017	KRW	515,911,320	$	460,573	9,770	0
	12/2017	SGD	1,790,037		1,315,140	0	(5,394)
	12/2017	$	44,162	KRW	50,596,403	49	0
	12/2017		1,482	MYR	6,243	0	(5)
	12/2017		12,901	TWD	386,256	0	(142)
	01/2018	DKK	138,681	$	20,100	0	(2,048)
	04/2018		2,784,427		414,556	75	(32,794)
	07/2018		163,331		26,566	177	0
	10/2018		736,300		119,470	977	(1,180)
HUS	10/2017	CAD	66,233		53,124	42	0
	10/2017	DKK	121,200		18,561	0	(689)
	10/2017	IDR	463,979,065		35,297	879	0
	10/2017	$	19,316	GBP	14,565	201	0
	01/2018	BRL	528,700	$	157,599	0	(7,308)
	04/2018		1,161,600		338,702	0	(19,777)
	04/2018	DKK	186,410		27,746	0	(2,198)
	07/2018		30,754		4,604	0	(365)
IND	10/2017	BRL	400,000		109,890	0	(16,406)
	10/2017	ILS	25,579		7,340	103	0
	10/2017	SEK	2,413,629		303,064	6,728	0
	10/2017	$	126,263	BRL	400,000	34	0
	10/2017		4,851	SEK	38,550	0	(119)
JPM	10/2017	BRL	2,558,690	$	746,255	0	(61,629)
	10/2017	EUR	1,931,173		2,306,614	24,160	0
	10/2017	$	2,672	AUD	3,361	0	(35)
	10/2017		802,053	BRL	2,558,690	7,065	(1,234)
	10/2017		1,388	CAD	1,693	0	(31)
	10/2017		524,797	EUR	439,659	0	(5,164)
	10/2017		3,480	GBP	2,569	0	(38)
	10/2017		59,342	IDR	805,333,390	397	0
	10/2017		511,632	JPY	56,298,939	0	(11,308)
	11/2017	BRL	717,612	$	226,916	1,320	0
	11/2017	JPY	197,910,000		1,812,585	49,874	0
	12/2017	KRW	838,402,203		738,004	5,408	0
	12/2017	$	78,187	TWD	2,335,446	0	(1,036)
	01/2018	BRL	1,077,700	$	288,004	0	(48,142)
	01/2018	$	145,320	BRL	464,509	311	(746)
	04/2018	BRL	2,696,428	$	793,411	0	(38,730)
	04/2018	DKK	807,177		122,985	352	(7,027)
	07/2018		85,400		13,206	0	(591)
MSB	10/2017	BRL	450,000		120,952	0	(21,132)
	10/2017	$	136,563	BRL	450,000	5,563	(43)
	10/2017		997,689	GBP	746,610	2,768	0
	11/2017	BRL	11,711	$	3,724	43	0
	11/2017	GBP	746,610		998,676	0	(2,756)
	11/2017	JPY	85,020,000		776,296	19,222	0
	12/2017		34,090,000		306,830	2,866	0
	12/2017	THB	372,860		11,273	86	0
	12/2017	$	91,101	KRW	104,328,865	62	0
	01/2018	DKK	610,770	$	89,539	0	(8,006)
	04/2018	BRL	60,000		15,573	0	(2,944)
	07/2018		22,500		6,629	0	(239)
NAB	10/2017	$	49,491	CAD	61,266	0	(390)
	11/2017	CAD	61,266	$	49,503	391	0
NGF	10/2017	BRL	1,000,000		304,198	0	(11,543)
	10/2017	$	315,657	BRL	1,000,000	85	0
	01/2018	BRL	263,500	$	77,642	0	(4,547)
	04/2018		888,890		262,696	0	(11,623)
RBC	10/2017	$	1,629	CAD	2,012	0	(16)

34	See Accompanying Notes

September 30, 2017

(Unaudited)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
RYL	10/2017	IDR	569,302,950	$	43,293	$1,063	$0
SCX	10/2017	BRL	1,452,300		394,668	0	(63,883)
	10/2017	JPY	147,572,000		1,361,552	50,092	0
	10/2017	$	458,428	BRL	1,452,300	123	0
	10/2017		374,997	DKK	2,358,358	0	(432)
	10/2017		17,722	IDR	239,784,960	65	0
	10/2017		76,483	JPY	8,286,900	0	(2,838)
	11/2017	GBP	6,071	$	8,124	0	(21)
	11/2017	SEK	3,156,333		388,901	736	0
	04/2018	BRL	1,200,000		313,767	0	(56,564)
	10/2018	DKK	2,713,888		441,163	72	(1)
SOG	10/2017	GBP	204,825		266,008	0	(8,457)
	10/2017	$	525,439	DKK	3,264,761	0	(6,914)
	11/2017	NZD	22,195	$	16,000	0	(21)
	12/2017	KRW	90,020,945		79,573	913	0
	12/2017	TWD	19,000,000		634,218	7,052	0
	12/2017	$	36,830	TWD	1,101,585	0	(441)
	01/2018	BRL	267,500	$	79,353	0	(4,083)
	10/2018	DKK	3,421,655		562,817	6,757	(66)
TOR	10/2017	BRL	170,000		46,359	0	(7,317)
	10/2017	$	53,662	BRL	170,000	14	0
	10/2017		185,756	DKK	1,170,452	140	0
	01/2018	BRL	272,600	$	72,059	0	(12,968)
	01/2018	DKK	180,431		26,394	0	(2,422)
	04/2018	BRL	388,890		115,422	0	(4,593)
	04/2018	DKK	2,055,552		300,585	0	(29,607)
	10/2018		1,170,452		189,901	0	(335)
	10/2018	$	341	DKK	2,205	17	0
UAG	10/2017	JPY	34,710,000	$	310,974	2,231	0
	11/2017		4,260,000		38,313	362	0
	12/2017	CNH	9,379		1,307	0	(99)
	12/2017	JPY	218,590,000		2,010,034	61,101	0
	12/2017	KRW	216,844,314		190,877	1,399	0
	12/2017	$	71,433	TWD	2,133,704	0	(947)
	04/2018	DKK	7,100	$	1,098	0	(43)
	07/2018		401,015		64,326	1	(464)

Total Forward Foreign Currency Contracts						$481,065	$(866,775)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930%	08/20/2018	$ 184,000	$19,529	$4,434
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940%	08/20/2018	154,200	15,081	3,623
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905%	08/20/2018	292,500	28,968	7,509

							$63,578	$15,566

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 11/01/2047	$	68.000	11/06/2017	$	35,300	$1	$0
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047		73.000	11/06/2017		542,700	21	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047		75.000	10/05/2017		88,000	4	0
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047		75.000	11/06/2017		200,000	8	0
	Put - OTC Fannie Mae, TBA 4.000% due 11/01/2047		76.000	11/06/2017		200,000	8	0

							$42	$0

Total Purchased Options							$63,620	$15,566

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.177	10/03/2017	EUR	405,000	$(2,162)	$(456)
	Put - OTC EUR versus USD		1.178	10/03/2017		405,000	(2,105)	(509)
	Call - OTC USD versus JPY	JPY	114.690	10/31/2017	$	499,265	(2,042)	(1,879)
	Call - OTC USD versus JPY		114.900	10/31/2017		231,843	(1,120)	(773)
BPS	Put - OTC AUD versus USD	$	0.785	10/23/2017	AUD	335,900	(1,661)	(2,326)
	Put - OTC AUD versus USD		0.769	10/31/2017		600,800	(1,815)	(1,500)
	Call - OTC USD versus KRW	KRW	1,171.000	11/08/2017	$	200,000	(1,406)	(1,254)

See Accompanying Notes	35

Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC USD versus KRW	KRW	1,170.770	11/08/2017	$	100,000	$(701)	$(630)
DUB	Call - OTC USD versus BRL	BRL	4.250	11/17/2017		147,900	(4,319)	(5)
	Call - OTC USD versus JPY	JPY	115.200	10/31/2017		42,528	(182)	(119)
	Call - OTC USD versus MXN	MXN	18.470	10/31/2017		46,800	(360)	(359)
FBF	Call - OTC USD versus BRL	BRL	3.550	10/02/2017		290,000	(4,350)	0
	Call - OTC USD versus BRL		6.300	01/11/2018		253,100	(13,228)	(4)
GLM	Call - OTC USD versus JPY	JPY	114.900	10/31/2017		168,464	(802)	(562)
JPM	Call - OTC USD versus KRW	KRW	1,171.500	11/08/2017		200,000	(1,492)	(1,240)
MSB	Call - OTC USD versus MXN	MXN	18.550	10/31/2017		250,000	(1,922)	(1,592)
	Call - OTC USD versus MXN		18.550	11/07/2017		498,800	(4,319)	(3,902)
	Call - OTC USD versus MXN		18.700	12/08/2017		500,000	(5,902)	(5,743)
SCX	Call - OTC USD versus KRW	KRW	1,168.090	11/09/2017		89,400	(634)	(635)
SOG	Call - OTC USD versus KRW		1,169.000	11/09/2017		129,700	(885)	(885)

							$(51,407)	$(24,373)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$1,757,700	$(14,866)	$(1)
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	(3)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	483,000	(6,231)	(1)
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	(1,710)	(115)
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	(1)
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	(30)
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	(15)

						$(71,048)	$(166)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018	$	1,489,600	$(34,723)	$(3,783)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018		1,287,100	(28,717)	(3,269)

								$(63,440)	$(7,052)

Total Written Options								$(185,895)	$(31,591)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION (1)

									Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Auto Loan ABS 2017 2.25-100% due 10/20/2022 +	0.600%	Monthly	10/20/2022	$	183,546	$0	$41	$41	$0

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, U.S. MUNICIPAL AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2019	0.414%	$	28,400	$239	$55	$294	$0
	Mexico Government International Bond	1.000%	Quarterly	12/20/2018	0.316%		171,300	(250)	1,741	1,491	0
BPS	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2018	0.506%		2,900	(419)	430	11	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.982%		47,700	(5,272)	5,307	35	0
	Petrobras Global Finance BV	1.000%	Quarterly	03/20/2020	1.099%		1,800	(276)	272	0	(4)
	Petrobras Global Finance BV	1.000%	Quarterly	09/20/2020	1.276%		10,000	(2,119)	2,043	0	(76)
BRC	Mexico Government International Bond	1.000%	Quarterly	12/20/2018	0.316%		88,200	(218)	986	768	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.982%		8,300	(1,479)	1,485	6	0
CBK	California State General Obligation Bonds, Series 2003	1.000%	Quarterly	06/20/2024	0.689%		10,000	23	170	193	0
	Florida State Board of Education General Obligation Notes, Series 2005	0.470%	Quarterly	03/20/2018	0.189%		10,000	0	21	21	0
DUB	Colombia Government International Bond	1.000%	Quarterly	06/20/2019	0.414%		45,000	287	179	466	0

36	See Accompanying Notes

September 30, 2017

(Unaudited)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	California State General Obligation Bonds, Series 2003	1.000%	Quarterly	06/20/2024	0.689%	$	85,000	$261	$1,382	$1,643	$0
	Ohio State General Obligation Bonds, Series 2007	1.000%	Quarterly	09/20/2024	0.590%		10,000	102	160	262	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.982%		11,400	(1,214)	1,222	8	0
	Petrobras Global Finance BV	1.000%	Quarterly	03/20/2020	1.099%		100	(16)	16	0	0
HUS	Brazil Government International Bond	1.000%	Quarterly	03/20/2018	0.455%		29,800	69	18	87	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.982%		2,400	(221)	223	2	0
	Petrobras Global Finance BV	1.000%	Quarterly	03/20/2020	1.099%		2,300	(420)	415	0	(5)
	U.S. Treasury Notes	0.250%	Quarterly	12/20/2018	0.127%	EUR	25,000	(86)	134	48	0
JPM	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.982%	$	8,800	(993)	1,000	7	0
MYC	California State General Obligation Bonds, Series 2003	1.000%	Quarterly	06/20/2024	0.689%		10,000	16	177	193	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.982%		94,500	(8,746)	8,815	69	0

								$(20,732)	$26,251	$5,604	$(85)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

									Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$	18,280	$(4,049)	$2,619	$0	$(1,430)
CBK	MCDX-25 5-Year Index	1.000%	Quarterly	12/20/2020		70,750	(131)	1,616	1,485	0
	MCDX-26 5-Year Index	1.000%	Quarterly	06/20/2021		102,950	210	2,080	2,290	0
GST	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058		21,400	(798)	769	0	(29)
	MCDX-25 5-Year Index	1.000%	Quarterly	12/20/2020		201,800	(373)	4,608	4,235	0
	MCDX-26 5-Year Index	1.000%	Quarterly	06/20/2021		87,000	208	1,727	1,935	0
JPS	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047		17,500	(665)	775	110	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057		4,000	(183)	198	15	0
	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058		7,600	(315)	305	0	(10)
MEI	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047		74,000	(3,879)	4,345	466	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057		9,600	(498)	533	35	0

							$(10,473)	$19,575	$10,571	$(1,469)

Total Swap Agreements							$(31,205)	$45,867	$16,216	$(1,554)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
AZD	$0	$0	$0	$0	$(45)	$0	$0	$(45)	$(45)	$0	$(45)
BOA	38,931	0	1,785	40,716	(36,008)	(3,617)	0	(39,625)	1,091	(3,610)	(2,519)
BPS	20,057	0	46	20,103	(40,792)	(5,080)	(80)	(45,952)	(25,849)	23,182	(2,667)
BRC	11,341	0	774	12,115	(1,929)	0	(1,430)	(3,359)	8,756	(9,247)	(491)
CBK	87,877	0	3,989	91,866	(15,828)	(750)	0	(16,578)	75,288	(75,350)	(62)
DUB	12,959	0	466	13,425	(122,722)	(484)	0	(123,206)	(109,781)	110,622	841
FBF	20,623	0	0	20,623	(35,654)	(4)	0	(35,658)	(15,035)	18,832	3,797
GLM	29,179	8,057	0	37,236	(125,469)	(4,345)	0	(129,814)	(92,578)	90,343	(2,235)
GST	0	0	8,124	8,124	0	0	(29)	(29)	8,095	(7,480)	615
HUS	1,122	0	137	1,259	(30,337)	0	(5)	(30,342)	(29,083)	27,635	(1,448)
IND	6,865	0	0	6,865	(16,525)	0	0	(16,525)	(9,660)	9,141	(519)
JPM	88,887	0	7	88,894	(175,711)	(1,285)	0	(176,996)	(88,102)	75,917	(12,185)
JPS	0	0	125	125	0	0	(10)	(10)	115	0	115
MEI	0	0	501	501	0	0	0	0	501	(290)	211
MSB	30,610	0	0	30,610	(35,120)	(11,237)	0	(46,357)	(15,747)	2,178	(13,569)
MYC	0	7,509	262	7,771	0	(3,269)	0	(3,269)	4,502	(5,735)	(1,233)
NAB	391	0	0	391	(390)	0	0	(390)	1	0	1
NGF	85	0	0	85	(27,713)	0	0	(27,713)	(27,628)	24,561	(3,067)
RBC	0	0	0	0	(16)	0	0	(16)	(16)	0	(16)
RYL	1,063	0	0	1,063	0	0	0	0	1,063	(1,560)	(497)
SCX	51,088	0	0	51,088	(123,739)	(635)	0	(124,374)	(73,286)	67,761	(5,525)
SOG	14,722	0	0	14,722	(19,982)	(885)	0	(20,867)	(6,145)	6,139	(6)
TOR	171	0	0	171	(57,242)	0	0	(57,242)	(57,071)	56,349	(722)
UAG	65,094	0	0	65,094	(1,553)	0	0	(1,553)	63,541	(62,200)	1,341

Total Over the Counter	$ 481,065	$15,566	$16,216	$512,847	$(866,775)	$(31,591)	$(1,554)	$(899,920)

(q)	Securities with an aggregate market value of $512,661 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

See Accompanying Notes	37

Schedule of Investments PIMCO Total Return Fund (Cont.)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$2,236	$2,236
Futures	0	0	0	0	17,833	17,833
Swap Agreements	0	218	0	0	11,107	11,325

	$0	$218	$0	$0	$31,176	$31,394

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$481,065	$0	$481,065
Purchased Options	0	0	0	0	15,566	15,566
Swap Agreements	0	16,216	0	0	0	16,216

	$0	$16,216	$0	$481,065	$15,566	$512,847

	$0	$16,434	$0	$481,065	$46,742	$544,241

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2,543	$2,543
Futures	0	0	0	0	70,335	70,335
Swap Agreements	0	334	0	0	7,634	7,968

	$0	$334	$0	$0	$80,512	$80,846

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$866,775	$0	$866,775
Written Options	0	0	0	24,373	7,218	31,591
Swap Agreements	0	1,554	0	0	0	1,554

	$0	$1,554	$0	$891,148	$7,218	$899,920

	$0	$1,888	$0	$891,148	$87,730	$980,766

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(8,080)	$(8,080)
Written Options	0	0	0	0	2,187	2,187
Futures	0	0	0	0	444,879	444,879
Swap Agreements	0	11,839	0	0	(474,930)	(463,091)

	$0	$11,839	$0	$0	$(35,944)	$(24,105)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(694,616)	$0	$(694,616)
Purchased Options	0	0	0	0	(9,317)	(9,317)
Written Options	0	0	0	70,070	19,979	90,049
Swap Agreements	0	25,575	0	0	0	25,575

	$0	$25,575	$0	$(624,546)	$10,662	$(588,309)

	$0	$37,414	$0	$(624,546)	$(25,282)	$(612,414)

38	See Accompanying Notes

September 30, 2017

(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$1,459	$1,459
Written Options	0	0	0	0	2,964	2,964
Futures	0	0	0	0	(153,111)	(153,111)
Swap Agreements	0	3,731	0	0	224,151	227,882

	$0	$3,731	$0	$0	$75,463	$79,194

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$597,425	$0	$597,425
Purchased Options	0	0	0	0	(13,459)	(13,459)
Written Options	0	0	0	21,724	7,996	29,720
Swap Agreements	0	(6,088)	0	0	0	(6,088)

	$0	$(6,088)	$0	$619,149	$(5,463)	$607,598

	$0	$(2,357)	$0	$619,149	$70,000	$686,792

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$204,145	$46,669	$250,814
Corporate Bonds & Notes
Banking & Finance	0	15,347,161	749,610	16,096,771
Industrials	0	1,682,227	13,695	1,695,922
Utilities	0	838,740	0	838,740
Municipal Bonds & Notes
Alabama	0	13,473	0	13,473
California	0	83,733	0	83,733
Connecticut	0	187	0	187
Georgia	0	63,302	0	63,302
Illinois	0	99,800	0	99,800
Iowa	0	22,955	0	22,955
Massachusetts	0	19,226	0	19,226
Michigan	0	272	0	272
New Jersey	0	3,358	0	3,358
New York	0	5,754	0	5,754
Ohio	0	3,521	0	3,521
Pennsylvania	0	9,952	0	9,952
Rhode Island	0	197	0	197
South Carolina	0	1,746	0	1,746
Texas	0	7,326	0	7,326
West Virginia	0	130,307	0	130,307
U.S. Government Agencies	0	34,717,966	1,597	34,719,563
U.S. Treasury Obligations	0	16,996,221	0	16,996,221
Non-Agency Mortgage-Backed Securities	0	4,905,554	309,300	5,214,854
Asset-Backed Securities	0	6,694,011	23,296	6,717,307
Sovereign Issues	0	4,309,221	0	4,309,221
Common Stocks
Consumer Discretionary	117	0	0	117
Preferred Securities
Banking & Finance	0	4,309	0	4,309

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Short-Term Instruments
Certificates of Deposit	$0	$571,831	$0	$571,831
Commercial Paper	83,692	913,664	0	997,356
Repurchase Agreements	0	892,015	0	892,015
Argentina Treasury Bills	0	394,890	0	394,890
Belgium Treasury Bills	0	19,496	0	19,496
Japan Treasury Bills	0	7,100,122	0	7,100,122
U.S. Treasury Bills	0	223,325	0	223,325
	$83,809	$96,280,007	$1,144,167	$97,507,983

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,558,461	$0	$0	$14,558,461
Total Investments	$14,642,270	$96,280,007	$1,144,167	$112,066,444

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(32,280)	$0	$(32,280)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	19,816	11,578	0	31,394
Over the counter	0	512,806	41	512,847
	$19,816	$524,384	$41	$544,241

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(70,996)	(9,850)	0	(80,846)
Over the counter	0	(899,920)	0	(899,920)
	$(70,996)	$(909,770)	$0	$(980,766)
Total Financial Derivative Instruments	$(51,180)	$(385,386)	$41	$(436,525)

Totals	$14,591,090	$95,862,341	$1,144,208	$111,597,639

See Accompanying Notes	39

Schedule of Investments PIMCO Total Return Fund (Cont.)

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$77,593	$46,635	$(78,000)	$12	$0	$429	$0	$0	$46,669	$412
Corporate Bonds & Notes
Banking & Finance	133,024	722,775	(3,025)	(111)	252	(9,554)	0	(93,751)	749,610	(7,631)
Industrials	6,530	0	(1,194)	(9)	(21)	86	13,695	(5,392)	13,695	0
U.S. Government Agencies	23,722	0	(2,493)	5	(4)	97	0	(19,730)	1,597	(2)
Non-Agency Mortgage-Backed Securities	317,304	0	(9,526)	781	(136)	904	0	(27)	309,300	523
Asset-Backed Securities	152,802	23,300	(35,928)	(4)	0	193	0	(117,067)	23,296	0

	$710,975	$792,710	$(130,166)	$674	$91	$(7,845)	$13,695	$(235,967)	$1,144,167	$(6,698)

Financial Derivative Instruments - Assets
Over the counter	$(60)	$0	$0	$0	$0	$101	$0	$0	$41	$101

Totals	$710,915	$792,710	$(130,166)	$674	$91	$(7,744)	$13,695	$(235,967)	$1,144,208	$(6,597)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$46,669	Third Party Vendor	Broker Quote	97.560 - 98.250
Corporate Bonds & Notes
Banking & Finance	3	Other Valuation Techniques (3)	—	—
	733,517	Proxy Pricing	Base Price	85.125 - 115.250
	16,090	Reference Instrument	OAS Spread	550.040 bps
Industrials	13,695	Third Party Vendor	Broker Quote	101.445
U.S. Government Agencies	1,597	Proxy Pricing	Base Price	97.620 - 98.590
Non-Agency Mortgage-Backed Securities	274,083	Proxy Pricing	Base Price	82.819 - 99.875
	35,217	Third Party Vendor	Broker Quote	84.965 - 88.000
Asset-Backed Securities	23,296	Proxy Pricing	Base Price	100.000

Financial Derivative Instruments - Assets
Over the counter	41	Indicative Market Quotation	Broker Quote	0.000

Total	$1,144,208

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

40	See Accompanying Notes

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)
Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BCY	Barclays Capital, Inc.	GRE	RBS Securities, Inc.	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	NXN	Natixis New York
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
DBL	Deutsche Bank AG London	JPS	JPMorgan Securities, Inc.	SGY	Societe Generale, New York
DUB	Deutsche Bank AG	MEI	Merrill Lynch International	SOG	Societe Generale
FAR	Wells Fargo Bank National Association	MSB	Morgan Stanley Bank, N.A	TOR	Toronto Dominion Bank
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation	NAB	National Australia Bank Ltd.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SEK	Swedish Krona
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CHF	Swiss Franc	JPY	Japanese Yen	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TRY	Turkish New Lira
DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR06M	6 Month USD-LIBOR
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR003M	3 Month EUR Swap Rate	LIBOR12M	12 Month USD-LIBOR
BP0001M	1 Month GBP-LIBOR	EUR006M	6 Month EUR Swap Rate	MCDX	Municipal Bond Credit Derivative Index
BP0003M	3 Month GBP-LIBOR	EURIBOR	Euro Interbank Offered Rate	PRIME	Daily US Prime Rate
BP0006M	6 Month GBP-LIBOR	H15BIN6M	6 Month US Treasury Bill Auction Investment Rate	T1Y	1 Year Treasury
BPSW5	5 Year GBP Swap Rate	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0001M	1 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	H15T3Y	3 Year US Treasury Yield Curve Constant Maturity Rate	US0003M	3 Month USD Swap Rate
CMBX	Commercial Mortgage-Backed Index	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	US0006M	6 Month USD Swap Rate
COF 11	Cost of Funds - 11th District of San Francisco	LIBOR01M	1 Month USD-LIBOR	US0012M	12 Month USD Swap Rate
COF FD	Cost of Funds - Federal	LIBOR03M	3 Month USD-LIBOR	USSW5	5 Year USSW Rate

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced
BABs	Build America Bonds	FDIC	Federal Deposit Insurance Corp.	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
CDO	Collateralized Debt Obligation	OAT	Obligations Assimilables du Trésor	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
CLO	Collateralized Loan Obligation

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Income Fund in its report to shareholders, a copy of which is included under Item 1 of the companion submission.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)	The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date:	November 27, 2017

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date:	November 27, 2017